    As Filed with the Securities and Exchange Commission on April 14, 2010
                                                           File Nos. 333-114560
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 9

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 105

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                    Senior Vice President, General Counsel
                                 and Secretary
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                 BETH A. BROWN
                               Corporate Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                             Northbrook, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2010 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

                                    PART A

                                  PROSPECTUS

THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA KS, 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX NUMBER: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2010

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("Allstate Life") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "Contract"):

   .   ALLSTATE ADVISOR

   .   ALLSTATE ADVISOR PLUS

   .   ALLSTATE ADVISOR PREFERRED

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.


Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 3 fixed account options ("Fixed Account Options"), depending on the Contract, and include 55* variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of the following funds ("Funds"):


 FIDELITY(R) VARIABLE INSURANCE         PUTNAM VARIABLE TRUST (CLASS IB)
   PRODUCTS (SERVICE CLASS 2)
                                        VAN KAMPEN LIFE INVESTMENT TRUST
 FRANKLIN TEMPLETON VARIABLE INSURANCE    (CLASS II)
   PRODUCTS TRUST (CLASS 2)
                                        THE UNIVERSAL INSTITUTIONAL FUNDS,
 LORD ABBETT SERIES FUND, INC.            INC. (CLASS I & II)
   (CLASS VC)

 OPPENHEIMER VARIABLE ACCOUNT FUNDS
   (SERVICE SHARES)

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 44-47 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("Portfolios"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

FOR ALLSTATE ADVISOR PLUS CONTRACTS, EACH TIME YOU MAKE A PURCHASE PAYMENT, WE WILL ADD TO YOUR CONTRACT VALUE ("Contract Value") A CREDIT ENHANCEMENT ("Credit Enhancement") OF UP TO 5% (DEPENDING ON THE ISSUE AGE AND YOUR TOTAL PURCHASE PAYMENTS) OF SUCH PURCHASE PAYMENT. EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN A CONTRACT WITHOUT THE CREDIT ENHANCEMENT. OVER TIME, THE AMOUNT OF THE CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY THE FEES ASSOCIATED WITH THE CREDIT ENHANCEMENT.


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2010, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 91 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                               1     PROSPECTUS

IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, SUCH
           INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES
           INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

                               2     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                      4
                   -----------------------------------------
                      Overview of Contracts                6
                   -----------------------------------------
                      The Contracts at a Glance            7
                   -----------------------------------------
                      How the Contracts Work              12
                   -----------------------------------------
                      Expense Table                       13
                   -----------------------------------------
                      Financial Information               17
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contracts                       17
                   -----------------------------------------
                      Purchases                           20
                   -----------------------------------------
                      Contract Value                      21
                   -----------------------------------------
                      Investment Alternatives             45
                   -----------------------------------------
                        The Variable Sub-Accounts         45
                   -----------------------------------------
                        The Fixed Account Options         51
                   -----------------------------------------
                        Transfers                         55
                   -----------------------------------------
                      Expenses                            57
                   -----------------------------------------
                      Access to Your Money                63
                   -----------------------------------------
                      Income Payments                     64
                   -----------------------------------------
                      Death Benefits                      73
                   -----------------------------------------


                                                                 PAGE
          -----------------------------------------------------------
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information                                      81
          -----------------------------------------------------------
             Taxes                                                 84
          -----------------------------------------------------------
             Annual Reports and Other Documents                    92
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS    93
          -----------------------------------------------------------
          APPENDIX A - ALLSTATE ADVISOR CONTRACT COMPARISON
           CHART                                                   94
          -----------------------------------------------------------
          APPENDIX B - MARKET VALUE ADJUSTMENT                     96
          -----------------------------------------------------------
          APPENDIX C - CALCULATION OF INCOME PROTECTION BENEFIT    98
          -----------------------------------------------------------
          APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME
           BENEFITS                                                99
          -----------------------------------------------------------
          APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH
           BENEFITS                                               100
          -----------------------------------------------------------
          APPENDIX F - CALCULATION OF EARNINGS PROTECTION DEATH
           BENEFIT                                                101
          -----------------------------------------------------------
          APPENDIX G - WITHDRAWAL ADJUSTMENT EXAMPLE -
           TRUERETURN ACCUMULATION BENEFIT                        103
          -----------------------------------------------------------
          APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION
           CALCULATION EXAMPLES                                   104
          -----------------------------------------------------------
          APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT
           OPTION CALCULATION EXAMPLES                            106
          -----------------------------------------------------------
          APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT
           OPTION CALCULATION EXAMPLES                            108
          -----------------------------------------------------------
          APPENDIX K - ACCUMULATION UNIT VALUES                   112
          -----------------------------------------------------------



                               3     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                     PAGE
      -------------------------------------------------------------------
      AB Factor                                                       22
      -------------------------------------------------------------------
      Accumulation Benefit                                            22
      -------------------------------------------------------------------
      Accumulation Phase                                              12
      -------------------------------------------------------------------
      Accumulation Unit                                               17
      -------------------------------------------------------------------
      Accumulation Unit Value                                         17
      -------------------------------------------------------------------
      Allstate Life ("We")                                            80
      -------------------------------------------------------------------
      Annuitant                                                       18
      -------------------------------------------------------------------
      Automatic Additions Program                                     10
      -------------------------------------------------------------------
      Automatic Portfolio Rebalancing Program                         10
      -------------------------------------------------------------------
      Beneficiary                                                     12
      -------------------------------------------------------------------
      Benefit Base (for the TrueReturn Accumulation Benefit Option)    8
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome Withdrawal Benefit Option)      8
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome Plus Withdrawal Benefit
      Option)                                                          8
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome For Life Withdrawal Benefit
      Option)                                                          8
      -------------------------------------------------------------------
      Benefit Payment (for the SureIncome Withdrawal Benefit
      Option)                                                         31
      -------------------------------------------------------------------
      Benefit Payment (for the SureIncome Plus Withdrawal Benefit
      Option)                                                         34
      -------------------------------------------------------------------
      Benefit Payment (for the SureIncome For Life Withdrawal
      Benefit Option)                                                 38
      -------------------------------------------------------------------
      Benefit Payment Remaining (for the SureIncome Withdrawal
      Benefit Option)                                                 30
      -------------------------------------------------------------------
      Benefit Payment Remaining (for the SureIncome Plus
      Withdrawal Benefit Option)                                      34
      -------------------------------------------------------------------
      Benefit Payment Remaining (for the SureIncome For Life
      Withdrawal Benefit Option)                                      38
      -------------------------------------------------------------------
      Benefit Year (for the SureIncome Withdrawal Benefit Option)     31
      -------------------------------------------------------------------
      Benefit Year (for the SureIncome Plus Withdrawal Benefit
      Option)                                                         34
      -------------------------------------------------------------------
      Benefit Year (for the SureIncome For Life Withdrawal Benefit
      Option)                                                         38
      -------------------------------------------------------------------
      Co-Annuitant                                                     9
      -------------------------------------------------------------------
      *Contract                                                       17
      -------------------------------------------------------------------
      Contract Anniversary                                             8
      -------------------------------------------------------------------
      Contract Owner ("You")                                          17
      -------------------------------------------------------------------
      Contract Value                                                   1
      -------------------------------------------------------------------
      Contract Year                                                    9
      -------------------------------------------------------------------
      Credit Enhancement                                               1
      -------------------------------------------------------------------
      Dollar Cost Averaging Program                                   10
      -------------------------------------------------------------------
      Due Proof of Death                                              72
      -------------------------------------------------------------------
      Earnings Protection Death Benefit Option                         8
      -------------------------------------------------------------------
      Enhanced Beneficiary Protection (Annual Increase) Option         8
      -------------------------------------------------------------------
      Excess of Earnings Withdrawal                                   75
      -------------------------------------------------------------------

                                                                    PAGE
        ----------------------------------------------------------------
        Fixed Account Options                                        50
        ----------------------------------------------------------------
        Free Withdrawal Amount                                       60
        ----------------------------------------------------------------
        Funds                                                         1
        ----------------------------------------------------------------
        Guarantee Option                                             22
        ----------------------------------------------------------------
        Guarantee Period Accounts                                    51
        ----------------------------------------------------------------
        Income Base                                                   9
        ----------------------------------------------------------------
        Income Plan                                                  63
        ----------------------------------------------------------------
        Income Protection Benefit Option                              9
        ----------------------------------------------------------------
        In-Force Earnings                                            74
        ----------------------------------------------------------------
        In-Force Premium                                             74
        ----------------------------------------------------------------
        Investment Alternatives                                      10
        ----------------------------------------------------------------
        IRA Contract                                                  9
        ----------------------------------------------------------------
        Issue Date                                                   12
        ----------------------------------------------------------------
        Market Value Adjustment                                      11
        ----------------------------------------------------------------
        Maximum Anniversary Value                                     8
        ----------------------------------------------------------------
        Maximum Anniversary Value (MAV) Death Benefit Option          8
        ----------------------------------------------------------------
        Payout Phase                                                 12
        ----------------------------------------------------------------
        Payout Start Date                                            63
        ----------------------------------------------------------------
        Portfolios                                                   80
        ----------------------------------------------------------------
        Qualified Contract                                           17
        ----------------------------------------------------------------
        Retirement Income Guarantee Options                          70
        ----------------------------------------------------------------
        Return of Premium Death Benefit                              11
        ----------------------------------------------------------------
        Rider Anniversary                                            22
        ----------------------------------------------------------------
        Rider Application Date                                        8
        ----------------------------------------------------------------
        Rider Date (for the TrueReturn Accumulation Benefit
        Option)                                                      22
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Withdrawal Benefit Option)    31
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      34
        ----------------------------------------------------------------
        Rider Date (for the SureIncome For Life Withdrawal Benefit
        Option)                                                      38
        ----------------------------------------------------------------
        Rider Fee (for the TrueReturn Accumulation Benefit Option)    8
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Withdrawal Benefit Option)      8
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Plus Withdrawal Benefit
        Option)                                                       8
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome For Life Withdrawal Benefit
        Option)                                                       8
        ----------------------------------------------------------------
        Rider Fee Percentage                                         57
        ----------------------------------------------------------------
        Rider Maturity Date                                          22
        ----------------------------------------------------------------
        Rider Period                                                  8
        ----------------------------------------------------------------
        Rider Trade-In Option (for the TrueReturn Accumulation
        Benefit Option)                                              29
        ----------------------------------------------------------------
        Rider Trade-In Option (for the SureIncome Withdrawal
        Benefit Option)                                              33
        ----------------------------------------------------------------
        Right to Cancel                                              21
        ----------------------------------------------------------------

                               4     PROSPECTUS

                                                                 PAGE
           ----------------------------------------------------------
           SEC                                                     55
           ----------------------------------------------------------
           Settlement Value                                        72
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option         9
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option for
           Custodial Individual Retirements Accounts                9
           ----------------------------------------------------------
           Standard Fixed Account Option                           50
           ----------------------------------------------------------
           SureIncome Covered Life                                 38
           ----------------------------------------------------------
           SureIncome Option Fee                                    8
           ----------------------------------------------------------
           SureIncome Plus Option                                   8
           ----------------------------------------------------------
           SureIncome Plus Option Fee                               8
           ----------------------------------------------------------
           SureIncome Plus Withdrawal Benefit Option                8
           ----------------------------------------------------------
           SureIncome For Life Option                               8
           ----------------------------------------------------------
           SureIncome For Life Option Fee                           8
           ----------------------------------------------------------
           SureIncome For Life Withdrawal Benefit Option            8
           ----------------------------------------------------------
           SureIncome ROP Death Benefit                            11
           ----------------------------------------------------------
           SureIncome Withdrawal Benefit Option                    30
           ----------------------------------------------------------
           Systematic Withdrawal Program                           10
           ----------------------------------------------------------
           Tax Qualified Contract                                  86
           ----------------------------------------------------------
           Transfer Period Accounts                                24
           ----------------------------------------------------------
           Trial Examination Period                                 7
           ----------------------------------------------------------
           TrueBalance/SM/ Asset Allocation Program                10
           ----------------------------------------------------------
           TrueReturn/SM/ Accumulation Benefit Option               8
           ----------------------------------------------------------

                                                                   PAGE
         --------------------------------------------------------------
         Valuation Date                                              20
         --------------------------------------------------------------
         Variable Account                                            80
         --------------------------------------------------------------
         Variable Sub-Account                                        44
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome Withdrawal
         Benefit Option)                                             31
         --------------------------------------------------------------
         Withdrawal Benefit Factor (For the SureIncome Plus
         Withdrawal Benefit Option)                                  35
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome For Life
         Withdrawal Benefit Option)                                  38
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome
         Withdrawal Benefit Option)                                  30
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome Plus
         Withdrawal Benefit Option)                                  34
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome For
         Life Withdrawal Benefit Option)                             36
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Withdrawal Benefit Option)                                  32
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Plus Withdrawal Benefit Option)                             36
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         For Life Withdrawal Benefit Option)                         40
         --------------------------------------------------------------
         Withdrawal Benefit Option                                   30
         --------------------------------------------------------------
         Withdrawal Benefit Option Fee                               59
         --------------------------------------------------------------

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                               5     PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits.+ They differ primarily with respect to the charges imposed, as follows:

..   The Allstate Advisor Contract has a mortality and expense risk charge of
    1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The Allstate Advisor Plus Contract offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

..   The Allstate Advisor Preferred Contract with 5-year Withdrawal Charge
    Option ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

..   The Allstate Advisor Preferred Contract with 3-year Withdrawal Charge
    Option ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

..   The Allstate Advisor Preferred Contract with No Withdrawal Charge Option
    ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

+ Some broker/dealers and banks may limit the purchase of optional benefits and may limit participation in certain programs. Your individual sales representative will describe any such limitations to you.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

                               6     PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments         WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least
                          $1,000 ($50 for automatic payments).

                          We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

                          For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to
                          5% of such purchase payment.
---------------------------------------------------------------------------------------------------------
Trial Examination Period  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Trial Examination Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. If you cancel your Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "Trial Examination Period" for details.
---------------------------------------------------------------------------------------------------------
Expenses                  Each Portfolio pays expenses that you will bear indirectly if you invest in a
                          Variable Sub-Account. You also will bear the following expenses:

                          ALLSTATE ADVISOR CONTRACTS

                          Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

                          Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          ALLSTATE ADVISOR PLUS CONTRACTS

                          Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

                          Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

                          ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR WITHDRAWAL CHARGE
                          OPTION)

                          Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

                          Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR WITHDRAWAL CHARGE
                          OPTION)

                          Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

                          Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                               7     PROSPECTUS

  ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO WITHDRAWAL CHARGE
  OPTION)

  Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

  No withdrawal charge.

  ALL CONTRACTS

  Annual administrative expense charge of 0.19% (up to 0.35% for future
     Contracts).

  Annual contract maintenance charge of $30 (waived in certain cases).

  If you select the Maximum Anniversary Value (MAV) Death Benefit
     Option ("MAV Death Benefit Option") you will pay an additional mortality and expense risk charge of 0.20%* (up to 0.30% for Options added in the future).

  If you select Enhanced Beneficiary Protection (Annual Increase)
     Option, you will pay an additional mortality and expense risk charge of 0.30%*.

  If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later
     ("Rider Application Date").

  If you select the TrueReturn/SM/ Accumulation Benefit Option
     ("TrueReturn Option") you would pay an additional annual fee ("Rider
     Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary ("Contract
     Anniversary") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee
     Option or any Withdrawal Benefit Option.

  If you select the SureIncome Option, you would pay an additional annual fee ("SureIncome Option Fee") of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement
     Income Guarantee Option, a TrueReturn Option or any other
     Withdrawal Benefit Option.

  If you select the SureIncome Plus Withdrawal Benefit Option
     ("SureIncome Plus Option") you would pay an additional annual fee
     ("SureIncome Plus Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary
     (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee
     Option, a TrueReturn Option or any other Withdrawal Benefit Option.

  If you select the SureIncome For Life Withdrawal Benefit Option
     ("SureIncome For Life Option") you would pay an additional annual fee
     ("SureIncome For Life Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary
     (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income
     Guarantee Option, a TrueReturn Option or any other Withdrawal
     Benefit Option.

                               8     PROSPECTUS

  We discontinued offering Retirement Income Guarantee Option 1
     ("RIG 1") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40%* of the Income Base in effect on a Contract Anniversary.

  We discontinued offering Retirement Income Guarantee Option 2
     ("RIG 2") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55%* of the Income Base in effect on a Contract
     Anniversary.

  If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  If you select the Spousal Protection Benefit (Co-Annuitant) Option or
     Spousal Protection Benefit (Co-Annuitant Option for Custodial
     Individual Retirement Accounts ("CSP") you would pay an additional annual fee ("Rider Fee") of 0.10%** (up to 0.15% for Options added in the future) of the Contract Value ("Contract Value") on each Contract
     Anniversary. These Options are only available for certain types of IRA
     Contracts, which are Contracts issued with an Individual Retirement
     Annuity or Account ("IRA") under Section 408 of the Internal Revenue
     Code. The CSP is only available for certain Custodial Individual
     Retirement Accounts established under Section 408 of the Internal
     Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant)
     Option at any time prior to the time you elect to receive it.**

     ** NO RIDER FEE WAS CHARGED FOR THESE OPTIONS FOR CONTRACT
     OWNERS WHO ADDED THESE OPTIONS PRIOR TO JANUARY 1, 2005. SEE
     PAGE 15 FOR DETAILS.

  Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year
     ("Contract Year"), which we measure from the date we issue your Contract or a Contract Anniversary.

  State premium tax (if your state imposes one)

  NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES.

     WE MAY DISCONTINUE ANY OF THESE OPTIONS AT ANY TIME PRIOR TO THE
     TIME YOU ELECT TO RECEIVE IT.

     * DIFFERENT RATES APPLY TO CONTRACT OWNERS WHO ADDED THESE
     OPTIONS PRIOR TO MAY 1, 2003. SEE PAGE 14 FOR DETAILS.
---------------------------------------------------------------------------------

                               9     PROSPECTUS

-------------------------------------------------------------------------------------------------------
Investment Alternatives  Each Contract offers several investment alternatives including:

                         up to 3 Fixed Account Options that credit interest at rates we guarantee,
                            and

                         55* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                             Fidelity Management & Research Company

                             Franklin Advisers, Inc.

                             Franklin Advisory Services, LLC

                             Franklin Mutual Advisers, LLC

                             Lord, Abbett & Co. LLC

                             OppenheimerFunds, Inc.

                             Putnam Investment Management, LLC

                             Templeton Asset Management Ltd.

                             Templeton Investment Counsel, LLC

                             Van Kampen Asset Management

                             Morgan Stanley Investment Management, Inc.**

                            *Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 44-47 for information about Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

                            **Morgan Stanley Investment Management Inc., the adviser to the UIF
                            Portfolios, does business in certain instances using the name Van
                            Kampen.

                         NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL STATES OR WITH ALL
                         CONTRACTS.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.
-------------------------------------------------------------------------------------------------------
Special Services         For your convenience, we offer these special services:

                         Automatic Portfolio Rebalancing Program

                         Automatic Additions Program

                         Dollar Cost Averaging Program

                         Systematic Withdrawal Program

                         TrueBalance/SM/ Asset Allocation Program
-------------------------------------------------------------------------------------------------------


                               10     PROSPECTUS

-------------------------------------------------------------------------------------------------
Income Payments  You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                 life income with guaranteed number of payments

                 joint and survivor life income with guaranteed number of payments guaranteed number of payments for a specified period

                 life income with cash refund

                 joint life income with cash refund

                 life income with installment refund

                 joint life income with installment refund

                 Prior to May 1, 2004, Allstate Life also offered two Retirement Income
                 Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                 In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
-------------------------------------------------------------------------------------------------
Death Benefits   If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract.
                 In addition to the death benefit included in your Contract ("Return of
                 Premium Death Benefit" or "ROP Death Benefit"), the death benefit options we currently offer include:

                 MAV Death Benefit Option;

                 Enhanced Beneficiary Protection (Annual Increase) Option; and

                 Earnings Protection Death Benefit Option

                 The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit,
                 ("SureIncome ROP Death Benefit").
-------------------------------------------------------------------------------------------------
Transfers        Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the
                 Standard Fixed Account or Market Value Adjusted Account Options is $100.

                 A charge may apply after the 12/th/ transfer in each Contract Year.
-------------------------------------------------------------------------------------------------
Withdrawals      You may withdraw some or all of your Contract Value at any time during the
                 Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the
                 Payout Start Date are generally considered to come from the earnings in the
                 Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value
                 Adjustment may also apply.

                 If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a
                 Withdrawal Benefit Option is in effect under your Contract. Your Contract will terminate if you withdraw all of your Contract Value.
-------------------------------------------------------------------------------------------------

                               11     PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 63. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "Income Payments."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

                               12     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT PORTFOLIO EXPENSES, PLEASE REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                     Number of Complete Years Since We Received the Purchase Payment
                                        Being Withdrawn/Applicable Charge:
 -----------------------------------------------------------------------------------------------------
 Contract:                             0       1       2       3       4       5    6       7    8+
 Allstate Advisor                      7%      7%      6%      5%      4%      3%   2%      0%   0%
 Allstate Advisor Plus               8.5%    8.5%    8.5%    7.5%    6.5%    5.5%   4%    2.5%   0%
 Allstate Advisor Preferred with:
  5-Year Withdrawal Charge Option      7%      6%      5%      4%      3%      0%
  3-Year Withdrawal Charge Option      7%      6%      5%      0%
  No Withdrawal Charge Option                          None

 All Contracts:
 Annual Contract Maintenance Charge                   $30**
 Transfer Fee                        up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense  Administrative   Total Variable Account
Basic Contract (without any optional benefit)                    Risk Charge        Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                    1.10%               0.19%                1.29%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                               1.40%               0.19%                1.59%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge
Option)                                                             1.40%               0.19%                1.59%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge
Option)                                                             1.50%               0.19%                1.69%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)            1.60%               0.19%                1.79%
----------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 MAV Death Benefit Option               0.20%* (up to 0.30% for Options added
 Enhanced Beneficiary Protection        in the future)
 (Annual Increase) Option               0.30%*
 Earnings Protection Death Benefit      0.25% (up to 0.35% for Options added
 Option (issue age 0-70)                in the future)
 Earnings Protection Death Benefit      0.40% (up to 0.50% for Options added
 Option (issue age 71-79)               in the future)

* For Contract Owners who added the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional mortality and expense risk charge associated with each Option is 0.15%.

                               13     PROSPECTUS

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and
Earnings                                                     Mortality and Expense  Administrative   Total Variable Account
Protection Death Benefit Option (issue age 71-79)                Risk Charge*       Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                    2.00%               0.19%                2.19%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                               2.30%               0.19%                2.49%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge
Option)                                                             2.30%               0.19%                2.49%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge
Option)                                                             2.40%               0.19%                2.59%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)            2.50%               0.19%                2.69%
----------------------------------------------------------------------------------------------------------------------------

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      TrueReturn/SM/ Accumulation Benefit Option                   0.50%*
      --------------------------------------------------------------------

* Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      SureIncome Withdrawal Benefit Option                         0.50%*
      --------------------------------------------------------------------

* Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      SureIncome Plus Withdrawal Benefit Option                    0.65%*
      --------------------------------------------------------------------

* Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      SureIncome For Life Withdrawal Benefit Option                0.65%*
      --------------------------------------------------------------------

* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

RETIREMENT INCOME GUARANTEE OPTION FEE*

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40%** of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55%** of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

*We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

** For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      --------------------------------------------------------------------

*Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

                               14     PROSPECTUS

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      --------------------------------------------------------------------

*Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses
- Mortality and Expense Risk Charge," below, for details.

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           PORTFOLIO ANNUAL EXPENSES


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses/(1)/ (expenses
 that are deducted from Portfolio assets, which may include
 management fees, distribution and/or services (12b-1) fees,
 and other expenses)                                          0.35%    1.73%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2009 (except as otherwise noted).


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Enhanced Beneficiary
    Protection (Annual Increase) Option;

..   elected the Earnings Protection Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the SureIncome Plus Withdrawal Benefit Option.

                               15     PROSPECTUS

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                                                             Allstate Advisor Preferred
                                                                                                    (with 5 Year
                                  Allstate Advisor              Allstate Advisor Plus         Withdrawal Charge Option)
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses  $1,145 $2,173  $3,131   $5,679  $1,301 $2,464  $3,468   $5,890  $1,174 $2,168  $3,172   $5,894
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses  $1,013 $1,789  $2,516   $4,584  $1,169 $2,085  $2,863   $4,831  $1,042 $1,788  $2,568   $4,835
--------------------------------------------------------------------------------------------------------------------------



                                 Allstate Advisor Preferred             Allstate Advisor Preferred
                               (with 3-Year Withdrawal Charge Option) (with No Withdrawal Charge Option)
                               1 Year   3 Years   5 Years   10 Years  1 Year    3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses             $1,183   $2,194    $2,958     $5,963    $598     $1,799  $3,005   $6,042
--------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses             $1,051   $1,816    $2,357     $4,916    $467     $1,422  $2,407   $5,007
--------------------------------------------------------------------------------------------------------


EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                                                             Allstate Advisor Preferred
                                                                                                    (with 5 Year
                                  Allstate Advisor              Allstate Advisor Plus         Withdrawal Charge Option)
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses   $550  $1,663  $2,791   $5,679   $578  $1,742  $2,915   $5,890   $579  $1,743  $2,917   $5,894
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses   $418  $1,279  $2,176   $4,584   $446  $1,362  $2,311   $4,831   $447  $1,363  $2,313   $4,835
--------------------------------------------------------------------------------------------------------------------------



                                 Allstate Advisor Preferred             Allstate Advisor Preferred
                               (with 3-Year Withdrawal Charge Option) (with No Withdrawal Charge Option)
                               1 Year   3 Years   5 Years   10 Years  1 Year    3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $588    $1,769    $2,958     $5,963    $598     $1,799  $3,005   $6,042
--------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $456    $1,391    $2,357     $4,916    $467     $1,422  $2,407   $5,007
--------------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), AND THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. EXAMPLES FOR THE ALLSTATE ADVISOR PREFERRED CONTRACTS ASSUME THE ELECTION OF THE 5-YEAR WITHDRAWAL CHARGE OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                               16     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract.

THE CONTRACTS
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any

                               17     PROSPECTUS
payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

..   the individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date;
    and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

..   the beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

..   the Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

..   the Co-Annuitant must be the legal spouse of the Annuitant and only one
    Co-Annuitant may be named;

..   the Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

..   the Annuitant must be age 90 or younger on the Rider Application Date; and

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant

                               18     PROSPECTUS
is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("Death Proceeds") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs

                               19     PROSPECTUS
it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.

PURCHASES
--------------------------------------------------------------------------------

The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For Allstate Advisor Plus Contracts, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.


CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit

                               20     PROSPECTUS

Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

                 ADDITIONAL CREDIT           CUMULATIVE PURCHASE
                ENHANCEMENT FOR LARGE      PAYMENTS LESS CUMULATIVE
                     CONTRACTS             WITHDRAWALS MUST EXCEED:
            0.50% of the purchase payment         $  500,000
            1.00% of the purchase payment         $1,000,000

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "Trial Examination Period" below for details. The ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTs, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative expense charges.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market - Class IB Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Putnam VT Money Market - Class IB Sub-Account. On the next Valuation Date 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information. CONTRACT VALUE
--------------------------------------------------------------------------------
On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE ADVISOR

                               21     PROSPECTUS

PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "Rider Maturity Date." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "Rider Anniversary" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "Rider Period" begins on the Rider Date and ends on the Rider Maturity Date. The "Rider Date" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market - Class IB Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market - Class IB Sub-Account and into another investment alternative at any time

                               22     PROSPECTUS
thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "Accumulation Benefit" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB FACTORS
                       RIDER PERIOD    GUARANTEE GUARANTEE
                     (NUMBER OF YEARS) OPTION 1  OPTION 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                Guarantee Option:                         1
                Rider Period:                            15
                AB Factor:                             187.5%
                Rider Date:                            1/2/04
                Rider Maturity Date:                   1/2/19
                Benefit Base on Rider Date:            $50,000
                Benefit Base on rider Maturity Date:  $ 50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 187.5%
                                   =$93,750

Example 2: Guarantee Option 2

                 Guarantee Option:                        2
                 Rider Period:                           15
                 AB Factor:                            150.0%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 150.0%
                                   =$75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

BENEFIT BASE.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments (and Credit
    Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income

                               23     PROSPECTUS
and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

INVESTMENT REQUIREMENTS.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalance/SM/ Model Portfolio Options, and Fidelity VIP Freedom Funds Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

          GUARANTEE OPTION 1                     GUARANTEE OPTION 2
 -----------------------------------------------------------------------------
 *Model Portfolio Option 1              *Model Portfolio Option 2
 *TrueBalance Conservative Model        *TrueBalance Conservative Model
  Portfolio Option                       Portfolio Option
 *TrueBalance Moderately Conservative   *TrueBalance Moderately Conservative
  Model Portfolio Option                 Model Portfolio Option
 *Fidelity VIP Freedom Income Fund      *TrueBalance Moderate Model Portfolio
  Model Portfolio Option                 Option
 *Fidelity VIP Freedom 2010 Fund Model  *TrueBalance Moderately Aggressive
  Portfolio Option                       Model Portfolio Option
                                        *TrueBalance Aggressive Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom Income Fund
                                         Model Portfolio Option
                                        *Fidelity VIP Freedom 2010 Fund Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom 2020 Fund Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom 2030 Fund Model
                                         Portfolio Option
 -----------------------------------------------------------------------------

NOTE: THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE ADDED TO THE TRUERETURN OPTION ON MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, MAY NOT BE USED WITH THE TRUERETURN OPTION. THE FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS UNDER GUARANTEE OPTION 1 AND GUARANTEE OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1,
2004). FOR GUARANTEE OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004), THE FIDELITY VIP FREEDOM FUNDS ARE PART OF THE AVAILABLE VARIABLE SUB-ACCOUNTS LISTED UNDER MODEL PORTFOLIO OPTION 2. PLEASE NOTE THAT ONLY CERTAIN FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE ABOVE.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from

                               24     PROSPECTUS
the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

MODEL PORTFOLIO OPTION 1

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio
1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category/(1)/:

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------
CATEGORY A

Putnam VT Money Market - Class IB Sub-Account


--------------------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account

Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account/(6)/

Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(2)/
UIF U.S. Real Estate, Class II Sub-Account/(2)/
--------------------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account

FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account FTVIP Templeton Foreign Securities - Class 2 Sub-Account

Lord Abbett Series - Fundamental Equity Value Sub-Account/(8)/

Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account

Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(6)/

Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account

Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account/(3)/
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

Putnam VT Global Utilities - Class IB Sub-Account/(3)/

Putnam VT Voyager - Class IB Sub-Account

UIF Equity and Income, Class II Sub-Account/(2)(7)/

UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF U.S. Mid Cap Value, Class I Sub-Account &

UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(4)(7)/
Van Kampen LIT Comstock, Class II Sub-Account/(7)/
Van Kampen LIT Capital Growth, Class II Sub-Account/(7)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(7)/

--------------------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 1) Fidelity VIP Freedom Income - Service Class 2 Sub-Account

                               25     PROSPECTUS

Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account Fidelity VIP Growth Stock - Service Class 2 Sub-Account Oppenheimer Global Securities/VA - Service Shares Sub-Account

Putnam VT Global Health Care- Class IB Sub-Account/(3)/

Putnam VT New Opportunities - Class IB Sub-Account/(3)/
Putnam VT Vista - Class IB Sub-Account
UIF Capital Growth, Class I Sub-Account/(2)(4)/
UIF Capital Growth, Class II Sub-Account/(2)(4)/
UIF Small Company Growth, Class II Sub-Account/(2)/

Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(5)(7)/

--------------------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO
OPTION 1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The Putnam VT Global Health Care - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(4)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account.

(5)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


(6)Effective May 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                         Fund/VA
 -----------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA     Oppenheimer Global Strategic Income
                                         Fund/VA
 -----------------------------------------------------------------------------



(7)Subject to shareholder approval, certain portfolios of The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
      THE UNIVERSAL INSTITUTIONAL           AIM VARIABLE INSURANCE FUNDS
              FUNDS, INC:                (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF Equity and Income Portfolio,       Invesco Van Kampen V.I. Equity and
  Class II                               Income Fund - Series II
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class II                               Fund - Series II
 -----------------------------------------------------------------------------

                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class II                               - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Growth and Income       Invesco Van Kampen V.I. Growth and
  Portfolio - Class II                   Income Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------



(8)Effective May 1, 2010, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Lord Abbett Series Fund Inc. - All     Lord Abbett Series Fund Inc. -
  Value Portfolio                        Fundamental Equity Portfolio
 -----------------------------------------------------------------------------


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

MODEL PORTFOLIO OPTION 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio

                               26     PROSPECTUS

Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category/(1)/:

                           MODEL PORTFOLIO OPTION 2
                     (RIDER DATE PRIOR TO OCTOBER 1, 2004)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account


--------------------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account

Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account/(6)/

Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(2)/
UIF U.S. Real Estate, Class II Sub-Account/(2)/
--------------------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account

FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account

FTVIP Mutual Shares Securities - Class 2 Sub-Account

Lord Abbett Series - Fundamental Equity Sub-Account/(8)/

Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account

Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account/(3)/
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

Putnam VT Global Utilities - Class IB Sub-Account/(3)/
UIF Equity and Income, Class II Sub-Account/(2)(7)/

UIF Mid Cap Growth, Class II Sub-Account/(2)/

UIF U.S. Mid Cap Value, Class I Sub-Account & UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(4)(7)/
Van Kampen LIT Comstock, Class II Sub-Account/(7)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(7)/

--------------------------------------------------------------------------------
CATEGORY D
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account

Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(6)/

Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account Putnam VT Global Health Care - Class IB Sub-Account/(3)/

Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Opportunities - Class IB Sub-Account/(3)/
Putnam VT Vista - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Capital Growth, Class I Sub-Account
UIF Capital Growth, Class II Sub-Account/(2)(4)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF Small Company Growth, Class II Sub-Account/(2)/

Van Kampen LIT Capital Growth, Class II Sub-Account/(7)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(5)(7)/

--------------------------------------------------------------------------------

THE FOLLOWING VARIABLE SUB-ACCOUNTS ARE NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004): FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT AND FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT. INSTEAD, THE FIDELITY VIP FREEDOM FUNDS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS (SEE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE).

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The Putnam VT Global Health Care - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004.*

                               27     PROSPECTUS

(4)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(5)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


(6)Effective May 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                         Fund/VA
 -----------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA     Oppenheimer Global Strategic Income
                                         Fund/VA
 -----------------------------------------------------------------------------



(7)Subject to shareholder approval, certain portfolios of The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
      THE UNIVERSAL INSTITUTIONAL           AIM VARIABLE INSURANCE FUNDS
              FUNDS, INC:                (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF Equity and Income Portfolio,       Invesco Van Kampen V.I. Equity and
  Class II                               Income Fund - Series II
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class II                               Fund - Series II
 -----------------------------------------------------------------------------

                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class II                               - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Growth and Income       Invesco Van Kampen V.I. Growth and
  Portfolio - Class II                   Income Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------



(8)Effective May 1, 2010, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Lord Abbett Series Fund Inc. - All     Lord Abbett Series Fund Inc. -
  Value Portfolio                        Fundamental Equity Portfolio
 -----------------------------------------------------------------------------


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED.

Rider Date on or after October 1, 2004

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)/(1)/:

                           MODEL PORTFOLIO OPTION 2
                   (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account FTVIP Franklin U.S. Government - Class 2 Sub-Account

FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account FTVIP Templeton Foreign Securities - Class 2 Sub-Account

Lord Abbett Series - Fundamental Equity Value Sub-Account/(6)/

Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account

Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(5)/

Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account/(5)/ Putnam VT Equity Income - Class IB Sub-Account

Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account

                               28     PROSPECTUS

Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(2)/

UIF Equity and Income, Class II Sub-Account/(2)(7)/

UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/

UIF U.S. Mid Cap Value, Class I Sub-Account & UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(3)(7)/

UIF U.S. Real Estate, Class II Sub-Account/(2) /

Van Kampen LIT Capital Growth, Class II Sub-Account/(7)/
Van Kampen LIT Comstock, Class II Sub-Account/(7)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(7)/

--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
UIF Capital Growth, Class I Sub-Account &
UIF Capital Growth, Class II Sub-Account/(2)(3)/
UIF Small Company Growth, Class II Sub-Account/(2)/

Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(4)(7)/

--------------------------------------------------------------------------------

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(4)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


(5)Effective May 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                         Fund/VA
 -----------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA     Oppenheimer Global Strategic Income
                                         Fund/VA
 -----------------------------------------------------------------------------



(6)Effective May 1, 2010, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Lord Abbett Series Fund Inc. - All     Lord Abbett Series Fund Inc. -
  Value Portfolio                        Fundamental Equity Portfolio
 -----------------------------------------------------------------------------



(7)Subject to shareholder approval, certain portfolios of The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC:                    (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF Equity and Income Portfolio,       Invesco Van Kampen V.I. Equity and
  Class II                               Income Fund - Series II
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class II                               Fund - Series II
 -----------------------------------------------------------------------------

                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class II                               - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Growth and Income       Invesco Van Kampen V.I. Growth and
  Portfolio - Class II                   Income Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the

                               29     PROSPECTUS
allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.

CANCELLATION OF THE TRUERETURN OPTION.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

DEATH OF OWNER OR ANNUITANT.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 79 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

RIDER TRADE-IN OPTION.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("New Option"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and

                               30     PROSPECTUS
immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new Withdrawal
    Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.

TERMINATION OF THE TRUERETURN OPTION.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS.

If you choose one of the Fidelity VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity VIP Freedom Sub-Account associated with the Fidelity VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity VIP Freedom Sub-Account associated with each Fidelity VIP Freedom Funds Model Portfolio Option:

   FIDELITY VIP FREEDOM FUNDS MODEL             FIDELITY VIP FREEDOM
           PORTFOLIO OPTIONS                         SUB-ACCOUNT
 -----------------------------------------------------------------------------
   Fidelity VIP Freedom Income Fund     Fidelity VIP Freedom Income - Service
        Model Portfolio Option                   Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2010 Fund Model    Fidelity VIP Freedom 2010 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2020 Fund Model    Fidelity VIP Freedom 2020 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2030 Fund Model    Fidelity VIP Freedom 2030 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------

The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

WITHDRAWAL BENEFIT OPTIONS
"Withdrawal Benefit Options" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.

SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option ("SureIncome Option"), which is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available

                               31     PROSPECTUS
for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

We may discontinue offering, at any time without prior notice, the SureIncome Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

                               32     PROSPECTUS

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the

                               33     PROSPECTUS
sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

CANCELLATION OF THE SUREINCOME OPTION

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

RIDER TRADE-IN OPTION

We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We currently offer the SureIncome Option or SureIncome Plus Withdrawal Benefit Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New SureIncome Option or any New Option will be made a part of your
    Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New SureIncome
    Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

DEATH OF OWNER OR ANNUITANT

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then

                               34     PROSPECTUS
the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

TERMINATION OF THE SUREINCOME OPTION

The SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase". Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This death benefit option is described below under "Death of Owner or Annuitant" and in the DEATH BENEFITS section starting on page 79.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code
Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new

                               35     PROSPECTUS

SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Plus Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to

                               36     PROSPECTUS
  the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code
Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

                               37     PROSPECTUS

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

DEATH OF OWNER OR ANNUITANT

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section (page 76) for more details on the SureIncome ROP Death Benefit.

TERMINATION OF THE SUREINCOME PLUS OPTION

The SureIncome Plus Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SureIncome Covered Life" is the oldest Contract Owner, or the oldest

                               38     PROSPECTUS

Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase" as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This Option is described below under "Death of Owner or Annuitant" and in the DEATH BENEFITS section starting on page 72.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.

We currently offer the following Withdrawal Benefit Factors:

                   ATTAINED AGE OF
               SUREINCOME COVERED LIFE WITHDRAWAL BENEFIT FACTOR
               ----------------------- -------------------------
                       50 - 59                     4%
                       60 - 69                     5%
                       70    +                     6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

                               39     PROSPECTUS

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

..   If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of

                               40     PROSPECTUS
the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

DEATH OF OWNER OR ANNUITANT

If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome

                               41     PROSPECTUS

ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the DEATH BENEFITS section page 66 for more details on the SureIncome ROP Death Benefit.

TERMINATION OF THE SUREINCOME FOR LIFE OPTION

The SureIncome For Life Option will terminate on the earliest of the following to occur:

..   The Benefit Payment is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

..   On the date the SureIncome For Life Option is cancelled as detailed under
    Death of Owner or Annuitant section above;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to an available Model Portfolio Option; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your

                               42     PROSPECTUS

Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                          * MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

NOTE: THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE FIRST MADE AVAILABLE IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION ON MAY 1, 2005. ANY TRUEBALANCE MODEL PORTFOLIOS OFFERED UNDER THE TRUEBALANCE ASSET ALLOCATION PROGRAM PRIOR TO MAY 1, 2005, MAY NOT BE USED IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available" and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1):

                                   Available
--------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account/(6)/
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account

Lord Abbett Series - Fundamental Equity Sub-Account/(6)/

Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account

Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(5)/

Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account/(5)/ Putnam VT Equity Income - Class IB Sub-Account


                               43     PROSPECTUS

Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(2)/

UIF Equity and Income, Class II Sub-Account/(2)(7)/

UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF U.S. Mid Cap Value, Class I Sub-Account &

UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(3)(7)/

UIF U.S. Real Estate, Class II Sub-Account/(2)/

Van Kampen LIT Capital Growth, Class II Sub-Account/(7)/
Van Kampen LIT Comstock, Class II Sub-Account/(7)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(7)/

--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
UIF Capital Growth, Class I Sub-Account &
UIF Capital Growth, Class II Sub-Account/(2)(3)/
UIF Small Company Growth, Class II Sub-Account/(2)/

Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(4)(7)/

--------------------------------------------------------------------------------

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities -Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.*

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(4)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


(5)Effective May 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                         Fund/VA
 -----------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA     Oppenheimer Global Strategic
                                         Income Fund/VA
 -----------------------------------------------------------------------------



(6)Effective May 1, 2010, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Lord Abbett Series Fund Inc. - All     Lord Abbett Series Fund Inc. -
  Value Portfolio                        Fundamental Equity Portfolio
 -----------------------------------------------------------------------------



(7)Subject to shareholder approval, certain portfolios of The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC:                    (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF Equity and Income Portfolio,       Invesco Van Kampen V.I. Equity and
  Class II                               Income Fund - Series II
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class II                               Fund - Series II
 -----------------------------------------------------------------------------

                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class II                               - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Growth and Income       Invesco Van Kampen V.I. Growth and
  Portfolio - Class II                   Income Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD ANY WITHDRAWAL BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH A WITHDRAWAL BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to

                               44     PROSPECTUS
the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

You may allocate your purchase payments to up to 55 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617 OR GO TO
WWW.ACCESSALLSTATE.COM.

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 47 for information about Sub-Account and/or Portfolio liquidations, mergers and name changes.


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation
 Service Class 2
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio -    High total return with a secondary objective of
 Service Class 2                          principal preservation as the fund approaches its
                                          target date and beyond
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio -    High total return with a secondary objective of         FIDELITY MANAGEMENT &
 Service Class 2                          principal preservation as the fund approaches its      RESEARCH COMPANY
                                          target date and beyond
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio -    High total return with a secondary objective of
 Service Class 2                          principal preservation as the fund approaches its
                                          target date and beyond
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio -  High total return with a secondary objective of
 Service Class 2                          principal preservation
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio -    To achieve capital appreciation
 Service Class 2
-------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -       Investment results that correspond to the total return
 Service Class 2                          of common stocks publicly traded in the United
                                          States as represented by the Standard & Poor's
                                          500/(SM)/ Index (S&P 500(R))
-------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -         Long-term growth of capital
 Service Class 2
-------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income         Capital appreciation with current income as a
 Securities Fund - Class 2                secondary goal.
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.
-------------------------------------------------------------------------------------------------FRANKLIN ADVISERS, INC.
FTVIP Franklin Large Cap Growth          Capital appreciation
 Securities Fund - Class 2
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth      Long-term capital growth.
 Securities Fund - Class 2/(1)/
-------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund -    Income
 Class 2
-------------------------------------------------------------------------------------------------
FTVIP Templeton Global Bond Securities   High current income, consistent with preservation of
 Fund - Class 2/(1)/                      capital, with capital appreciation as a secondary
                                          consideration.
-------------------------------------------------------------------------------------------------


                               45     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                    INVESTMENT ADVISER:
------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value           Long-term total return.                                  FRANKLIN ADVISORY SERVICES,
 Securities Fund - Class 2                                                                        LLC
------------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Global Discovery            Capital appreciation
 Securities Fund - Class 2                                                                        FRANKLIN MUTUAL ADVISERS,
--------------------------------------------------------------------------------------------------LLC
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal
 Class 2
--------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets       Long-term capital appreciation.                          TEMPLETON ASSET
 Securities Fund - Class 2                                                                        MANAGEMENT LTD.
------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                                TEMPLETON INVESTMENT
 - Class 2                                                                                        COUNSEL, LLC
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. -           Long-term growth of capital and income without
 Fundamental Equity Portfolio/(8)/        excessive fluctuations in market value
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. -           High current income and the opportunity for capital
 Bond-Debenture Portfolio                 appreciation to produce a high total return             LORD, ABBETT & CO. LLC
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. - Growth    Long-term growth of capital and income without
 and Income Portfolio                     excessive fluctuations in market value
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. - Growth    Capital appreciation
 Opportunities Portfolio
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. - Mid-Cap   Capital appreciation through investments, primarily
 Value Portfolio                          in equity securities, which are believed to be
                                          undervalued in the marketplace
--------------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid-Cap Growth      Capital appreciation by investing in "growth type"
 Fund/VA - Service Shares/(6)/            companies.
--------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Service   A high total investment return, which includes
 Shares                                   current income and capital appreciation in the
                                          value of its shares.
--------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service  High level of current income. As a secondary
 Shares                                   objective, the Portfolio seeks capital appreciation     OPPENHEIMERFUNDS, INC.
                                          when consistent with its primary objective.
--------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation         Capital appreciation by investing in securities of well-
 Fund/VA - Service Shares                 known, established companies.
--------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -  Long-term capital appreciation by investing a
 Service Shares                           substantial portion of assets in securities of foreign
                                          issuers, growth-type companies, cyclical industries
                                          and special situations that are considered to have
                                          appreciation possibilities.
--------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA -        A high level of current income from investment in
 Service Shares                           high-yield, lower-grade, fixed-income securities
                                          that the Fund's manager, OppenheimerFunds, Inc.,
                                          believes does not involve undue risk.
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -     High total return (which includes growth in the value
 Service Shares                           of its shares as well as current income) from equity
                                          and debt securities.
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap        Capital appreciation.
 Fund(R)/VA - Service Shares
--------------------------------------------------------------------------------------------------
Oppenheimer Global Strategic Income      A high level of current income principally derived
 Fund/VA - Service Shares/(6)/            from interest on debt securities.
--------------------------------------------------------------------------------------------------


                               46     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB  Capital growth and current income.
-------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of      To provide a balanced investment composed of a well
 Boston - Class IB                        diversified portfolio of value stocks and bonds,
                                          which produce both capital growth and current
                                          income.
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund   A high level of long-term total return consistent with
 - Class IB                               preservation of capital.
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT Global Health Care Fund -      Capital appreciation.
 Class IB/(2)/                                                                                   PUTNAM INVESTMENT
-------------------------------------------------------------------------------------------------MANAGEMENT, LLC
Putnam VT High Yield Fund - Class IB     High current income. Capital growth is a secondary      ("PUTNAM MANAGEMENT")
                                          goal when consistent with achieving high current
                                          income.
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB         High current income consistent with what Putnam
                                          Management believes to be prudent risk.
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB      Long-term growth of capital and any increased
                                          income that results from this growth.
-------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB   As high a rate of current income as Putnam
                                          Management believes is consistent with
                                          preservation of capital and maintenance of
                                          liquidity.
-------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -       Long-term capital appreciation.
 Class IB/(2)/
-------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB/(2)/  Capital appreciation.
-------------------------------------------------------------------------------------------------
Putnam VT Global Utilities Fund - Class  Capital growth and current income.
 IB/(2)/
-------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB          Capital appreciation.
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I &  Long-term capital appreciation by investing primarily
 UIF Capital Growth Portfolio, Class      in growth-oriented equity securities of large
 II/(5)/                                  capitalization companies.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio,     High total return by investing primarily in fixed
 Class II                                 income securities of government and government-
                                          related issuers and, to a lesser extent, of corporate
                                          issuers in emerging market countries.                  MORGAN STANLEY INVESTMENT
-------------------------------------------------------------------------------------------------MANAGEMENT, INC./(4)/
UIF Equity and Income Portfolio, Class   Capital appreciation and current income.
 II/(7)/
-------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II Long-term capital appreciation.
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class II   Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio,      Long-term capital appreciation by investing primarily
 Class II                                 in growth-oriented equity securities of small
                                          companies.
-------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a market cycle of
 I & UIF U.S. Mid Cap Value Portfolio,    three to five years by investing in common stocks
 Class II/(5)(7)/                         and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------


                               47     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                              INVESTMENT ADVISER:
----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.                               VAN KAMPEN ASSET
 Portfolio, Class II/(7)/                                                                    MANAGEMENT
--------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio,       Capital growth and income through investments in
 Class II/(7)/                            equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
--------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income         Long-term growth of capital and income.
 Portfolio, Class II/(7)/
--------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II/(3)(7)/
--------------------------------------------------------------------------------------------


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue those investments. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Global Health Care - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Global Utilities - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances as Van Kampen.

(5) The Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class II and the UIF U.S. Mid Cap Value Portfolio, Class II are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004, may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class I and the UIF U.S. Mid Cap Value Portfolio, Class I. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.


(6) Effective May 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                         Fund/VA
 -----------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA     Oppenheimer Global Strategic Income
                                         Fund/VA
 -----------------------------------------------------------------------------



(7) Subject to shareholder approval, certain portfolios of The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
      THE UNIVERSAL INSTITUTIONAL           AIM VARIABLE INSURANCE FUNDS
              FUNDS, INC:                (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF Equity and Income Portfolio,       Invesco Van Kampen V.I. Equity and
  Class II                               Income Fund - Series II
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class II                               Fund - Series II
 -----------------------------------------------------------------------------

                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class II                               - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Growth and Income       Invesco Van Kampen V.I. Growth and
  Portfolio - Class II                   Income Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------



(8) Effective May 1, 2010, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Lord Abbett Series Fund Inc. - All     Lord Abbett Series Fund Inc. -
  Value Portfolio                        Fundamental Equity Portfolio
 -----------------------------------------------------------------------------



AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A

                               48     PROSPECTUS

VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
THE TRUEBALANCE ASSET ALLOCATION PROGRAM ("TRUEBALANCE PROGRAM") IS NO LONGER OFFERED FOR NEW ENROLLMENTS. IF YOU ENROLLED IN THE TRUEBALANCE PROGRAM PRIOR TO JANUARY 31, 2008, YOU MAY REMAIN IN THE PROGRAM. IF YOU TERMINATE YOUR ENROLLMENT OR OTHERWISE TRANSFER YOUR CONTRACT VALUE OUT OF THE PROGRAM, YOU MAY NOT RE-ENROLL.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Allstate Life and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any

                               49     PROSPECTUS
new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, ARE NOT AVAILABLE WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITHOUT THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance

                               50     PROSPECTUS
program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio allocations. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 59.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market Variable Sub- Account in this manner may not be consistent with the theory of dollar cost averaging described on page 56.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative.

                               51     PROSPECTUS

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "Guarantee Period Account" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Standard Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For ALLSTATE ADVISOR CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Plus and Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-Day Window"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year

                               52     PROSPECTUS
  to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with ALLSTATE ADVISOR PLUS and ALLSTATE ADVISOR PREFERRED CONTRACTS.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Market Value Adjusted Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your sales representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed

                               53     PROSPECTUS

Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

                               54     PROSPECTUS

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.


                               55     PROSPECTUS

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

                               56     PROSPECTUS

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:


   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income - Class IB Sub-Account and 60% to be in the Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income - Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income
   - Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.


The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

EXPENSES
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

..   for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

                               57     PROSPECTUS

..   for a Contract Anniversary if, on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                    ALLSTATE ADVISOR                   1.10%
                    ----------------------------------------
                    ALLSTATE ADVISOR PLUS              1.40%
                    ----------------------------------------
                    ALLSTATE ADVISOR PREFERRED
                    (5-YEAR WITHDRAWAL CHARGE OPTION)  1.40%
                    ----------------------------------------
                    ALLSTATE ADVISOR PREFERRED
                    (3-YEAR WITHDRAWAL CHARGE OPTION)  1.50%
                    ----------------------------------------
                    ALLSTATE ADVISOR PREFERRED
                    (NO WITHDRAWAL CHARGE OPTION)      1.60%
                    ----------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. For Contract Owners who added the MAV Death Benefit Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. For Contract Owners who added the Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

   The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

                               58     PROSPECTUS

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TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select; however, we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 1 prior to
May 1, 2003, the annual Rider Fee is 0.25%. The current annual

                               59     PROSPECTUS

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Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.
For Contract Owners who added RIG 2 prior to May 1, 2003, the annual Rider Fee is 0.45%. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE
We charge separate annual Rider Fees for each of the SureIncome Option (the "SureIncome Option Fee"), the SureIncome Plus Option (the "SureIncome Plus Option Fee"), and the SureIncome For Life Option (the "SureIncome For Life Option Fee"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "Withdrawal Benefit Option Fees". "Withdrawal Benefit Option Fee" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be

                               60     PROSPECTUS
equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 13. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 53 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for Allstate Advisor Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

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ALL CONTRACTS

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"Due Proof " includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"Due Proof " includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"Unemployment Compensation" means unemployment compensation received from a unit of state or federal government in the U.S. "Due Proof " includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even

                               62     PROSPECTUS
if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES

Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses see page 16. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, receives compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 63.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 50.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

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WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-457-7617 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving

                               64     PROSPECTUS

Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

                               65     PROSPECTUS

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

PAYOUT WITHDRAWAL

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

PAYOUT WITHDRAWAL CHARGE

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

                               66     PROSPECTUS

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                    Number of Complete Years Since We Received the Purchase
                                    Payment Being Withdrawn/Applicable Charge:
  CONTRACT:                          0      1      2      3      4      5     6     7    8+
  -------------------------------------------------------------------------------------------
  Allstate Advisor                    7%     7%     6%     5%     4%     3%   2%     0%  0%
  Allstate Advisor Plus             8.5%   8.5%   8.5%   7.5%   6.5%   5.5%   4%   2.5%  0%
  Allstate Advisor Preferred with:
  5-Year Withdrawal Charge Option     7%     6%     5%     4%     3%     0%
  3-Year Withdrawal Charge Option     7%     6%     5%     0%
  No Withdrawal Charge Option                         None

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this

                               67     PROSPECTUS
amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("Income Protection Diversification Requirement"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement/(1)/:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income

                               68     PROSPECTUS
payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

   Fidelity VIP Freedom Income - Service Class 2 Sub-Account

   FTVIP Franklin U.S. Government - Class 2 Sub-Account

   Oppenheimer Core Bond/VA - Service Shares Sub-Account


   Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account/(6)/


   Putnam VT Income - Class IB Sub-Account

   Putnam VT Money Market - Class IB Sub-Account



RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

   Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account

   Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account

   Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account

   Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account

   Fidelity VIP Index 500 - Service Class 2 Sub-Account

   Fidelity VIP Mid Cap - Service Class 2 Sub-Account

   FTVIP Franklin Income Securities - Class 2 Sub-Account

   FTVIP Franklin Growth and Income Securities -Class 2 Sub-Account

   FTVIP Franklin Large Cap Growth Securities -Class 2 Sub-Account

   FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account

   FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

   FTVIP Mutual Shares Securities - Class 2 Sub-Account

   FTVIP Templeton Foreign Securities - Class 2 Sub-Account


   Lord Abbett Series - Fundamental Equity Sub-Account/(7)/


   Lord Abbett Series - Bond-Debenture Sub-Account

   Lord Abbett Series - Growth and Income Sub-Account

   Lord Abbett Series - Growth Opportunities Sub-Account

   Lord Abbett Series - Mid-Cap Value Sub-Account

   Oppenheimer Balanced/VA - Service Shares Sub-Account

   Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

   Oppenheimer Global Securities/VA - Service Shares Sub-Account

   Oppenheimer High Income/VA Sub-Account

   Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

   Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account


   Putnam VT Equity Income - Class IB Sub-Account


   Putnam VT Global Asset Allocation - Class IB Sub-Account

   Putnam VT Growth and Income - Class IB Sub-Account

   Putnam VT High Yield - Class IB Sub-Account

   Putnam VT International Equity - Class IB Sub-Account

   Putnam VT Investors - Class IB Sub-Account

   Putnam VT Research - Class IB Sub-Account/(5)/

   Putnam VT The George Putnam Fund of Boston -Class IB Sub-Account

   Putnam VT Global Utilities - Class IB Sub-Account/(5)/

   Putnam VT Voyager - Class IB Sub-Account


   Van Kampen LIT Comstock, Class II Sub-Account/(8)/

   Van Kampen LIT Growth and Income, Class II Sub-Account/(8)/

   UIF Equity and Income, Class II Sub-Account/(4)(8)/


   UIF Capital Growth, Class II Sub-Account (Class I & II)/(2)(4)/

   UIF Global Franchise, Class II Sub-Account/(4)/


   UIF U.S. Mid Cap Value, Class II Sub-Account (Class I & II)/(2)(4)(8)/


   UIF U.S. Real Estate, Class II Sub-Account/(4)/


                               69     PROSPECTUS

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

   Fidelity VIP Growth Stock - Service Class 2 Sub-Account

   FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account


   Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(6)/


   Putnam VT Global Health Care - Class IB Sub-Account/(5)/

   Putnam VT New Opportunities - Class IB Sub-Account/(5)/

   Putnam VT Vista - Class IB Sub-Account

   UIF Emerging Markets Debt, Class II Sub-Account/(4) /

   UIF Mid Cap Growth, Class II Sub-Account/(4) /

   UIF Small Company Growth, Class II Sub-Account/(4) /


   Van Kampen LIT Capital Growth, Class II Sub-Account/(8)/

   Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(3)(8)/


(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account, and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolios in accordance with that program.*

(2)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may only invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(3)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.*

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)Effective October 1, 2004, the Putnam VT Global Health Care - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account, and the Putnam VT Global Utilities - Class IB Sub-Account closed to new investments.*


(6)Effective May 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                         Fund/VA
 -----------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA     Oppenheimer Global Strategic Income
                                         Fund/VA
 -----------------------------------------------------------------------------



(7)Effective May 1, 2010, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Lord Abbett Series Fund Inc. - All     Lord Abbett Series Fund Inc. -
  Value Portfolio                        Fundamental Equity Portfolio
 -----------------------------------------------------------------------------



(8)Subject to shareholder approval, certain portfolios of The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC:                    (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF Equity and Income Portfolio,       Invesco Van Kampen V.I. Equity and
  Class II                               Income Fund - Series II
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class II                               Fund - Series II
 -----------------------------------------------------------------------------

                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class II                               - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Growth and Income       Invesco Van Kampen V.I. Growth and
  Portfolio - Class II                   Income Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF YOU CHOOSE TO ADD THE INCOME PROTECTION BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THE INCOME PROTECTION BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time.

                               70     PROSPECTUS

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Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection
Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program, except for Contract Owners who added RIG 1 or RIG 2 prior to May 1, 2003. For Contract Owners who added RIG 1 or RIG 2 on or after May 1, 2003, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

We refer to the issue date of the option as the "Rider Date." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "Income Base" is calculated, which is used only for the purpose of calculating the "Guaranteed Retirement Income Benefit" and the appropriate "Rider Fee," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

..   The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary.

..   The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

..   You must select Fixed Amount Income Payments only.

..   You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

   . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

                               71     PROSPECTUS

   . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "Guaranteed Retirement Income Benefit" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

..   The Guaranteed Retirement Income Benefit; or

..   For fixed income payments, the Contract Value, adjusted by any applicable
    Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary (0.25% for Contract Owners who added RIG 1 prior to May 1, 2003). The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary (0.45% for Contract Owners who added RIG 2 prior to May 1,
2003). These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   The date the Contract is terminated;

..   If the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

..   The Payout Start Date; or

..   For Contract Owners who added a RIG 1 or RIG 2 Option on or after May 1,
    2003, if you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

CALCULATION OF INCOME BASE.

On the Rider Date, the "RIG 1 Income Base" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 Withdrawal Adjustment" is defined below.

The RIG 1 Income Base will not exceed a Cap equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for Allstate Advisor
    Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the Payout Start Date; minus

..   RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..   In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

                               72     PROSPECTUS

..   In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 Income Base" is defined as the greater of "Income Base A" or "Income Base B."

"Income Base A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "Income Base B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

..   Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

..   On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "Complete Request for Settlement," a claim for distribution of the Death Proceeds must include "Due Proof of Death" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"Death Proceeds" are determined based on when we receive a Complete Request for
Settlement:

..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "Death Benefit."

..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the

                               73     PROSPECTUS
  right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Enhanced Beneficiary Protection (Annual Increase) Option

..   Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "Death Benefit" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected);

..   The Enhanced Beneficiary Protection (Annual Increase) Option (if selected);
    or

..   The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* THE SUREINCOME ROP DEATH BENEFIT UNDER THE SUREINCOME FOR LIFE OPTION IS ONLY INCLUDED IN THE CALCULATION OF THE DEATH BENEFIT UPON THE DEATH OF THE SUREINCOME COVERED LIFE. IF A CONTRACT OWNER, ANNUITANT OR CO-ANNUITANT WHO IS NOT THE SUREINCOME COVERED LIFE DIES, THE SUREINCOME ROP DEATH BENEFIT IS NOT APPLICABLE.

The "ROP Death Benefit" is equal to the sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

   The sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to the withdrawal, less any prior withdrawal adjustments.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.

The "MAV Death Benefit Option" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 72), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 76, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for

                               74     PROSPECTUS

Allstate Advisor Plus Contracts), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and withdrawals); or

..   The date we next determine the Death Proceeds.

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for Allstate Advisor
    Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 76, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for Allstate Advisor Plus Contracts); or

..   The date we next determine the Death Proceeds.

EARNINGS PROTECTION DEATH BENEFIT OPTION.

The "Earnings Protection Death Benefit Option" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if

                               75     PROSPECTUS
he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

..   100% of "In-Force Premium" (excluding purchase payments (and Credit
    Enhancements for Allstate Advisor Plus Contracts) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   40% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

..   50% of "In-Force Premium" (excluding purchase payments (and Credit
    Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "Excess-of-Earnings Withdrawals" made after the Rider Date.

An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 79 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;

..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 79, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

                               76     PROSPECTUS

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

New Contract Owner Categories

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that

                               77     PROSPECTUS
we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market - Class IB Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "Annual Required Distribution" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

DEATH OF ANNUITANT

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market
- Class IB Sub-Account unless the Contract Owner provides other allocation instructions.

                               78     PROSPECTUS

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   On or after May 1, 2005, the Option may be added only when we issue the
    Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

                               79     PROSPECTUS

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

..   The beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

..   The Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   The Co-Annuitant must be the legal spouse of the Annuitant. Only one
    Co-Annuitant may be named.

..   The Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

..   The Annuitant must be age 90 or younger on the CSP Application Date.

..   The Co-Annuitant must be age 79 or younger on the CSP Application Date.

..   On or after May 1, 2005, the CSP may be added only when we issue the
    Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

..   We have made no payments under any Income Plan.

..   There is an annual Rider Fee of 0.10% of the Contract Value for new Options
    added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

..   The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

..   The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

..   The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

..   On the date CSP is terminated as described above; or

..   Upon the death of the Annuitant; or

..   Upon the death of the Co-Annuitant; or

..   On the date the Contract is terminated; or

..   On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

..   The CSP Conditions are met.

   . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

   .   We have received proof satisfactory to us that the Co-Annuitant has died.

   . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth

                               80     PROSPECTUS

      IRA, or Custodial Simplified Employee Pension IRA, and

   . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

..   The Co-Annuitant was the legal spouse of the Annuitant on the date of
    Annuitant's death.

..   The Owner does not thereafter name a new Co-Annuitant; and

..   The Owner of the Custodial traditional IRA, Custodial Roth IRA, or
    Custodial Simplified Employee Pension IRA remains the Custodian; and

..   The Contract may only be continued once.

MORE INFORMATION
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ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.


Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.


Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invest in the same Portfolio (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we

                               81     PROSPECTUS
receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. Allstate Distributors, L.L.C., located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
(1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and
(4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that Allstate Distributors paid

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pursuant to such arrangements is provided in the Statement of Additional
Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2009, consisted of the following:
Keane Worldzen, Inc. (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the


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adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.



TAXES

--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for

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receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the

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  Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

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..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such

                               87     PROSPECTUS

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as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

                               88     PROSPECTUS

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.


For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified

                               89     PROSPECTUS
charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.


A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.


ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form

                               90     PROSPECTUS

5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               91     PROSPECTUS

Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2009, is incorporated herein by reference, which means that it is legally a part of this prospectus.


All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.


We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-202-551-8090.


If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

                               92     PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
       ---------------------------------------------------------------------
       THE CONTRACTS
       ---------------------------------------------------------------------
       CALCULATION OF ACCUMULATION UNIT VALUES
       ---------------------------------------------------------------------
       CALCULATION OF VARIABLE INCOME PAYMENTS
       ---------------------------------------------------------------------

--------------------------------------------------------------------------------

                       GENERAL MATTERS
                       ------------------------------------
                       EXPERTS
                       ------------------------------------
                       FINANCIAL STATEMENTS
                       ------------------------------------
                       APPENDIX A
                       ------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               93     PROSPECTUS

APPENDIX A
ALLSTATE ADVISOR CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------

                                                                             Advisor Preferred
Feature                  Advisor           Advisor Plus      ----------------------------------------------------
                                                             5-year Withdrawal  3-year Withdrawal  No Withdrawal
                                                              Charge Option      Charge Option     Charge Option
-                  -                    -                    ----------------------------------------------------
                                        up to 5% depending
                                        on issue age and
                                        amount of purchase
Credit Enhancement        None          payments                   None               None            None
-----------------------------------------------------------------------------------------------------------------
Mortality and
Expense
Risk Charge
(Base Contract)           1.10%                1.40%               1.40%              1.50%           1.60%
-----------------------------------------------------------------------------------------------------------------
Withdrawal Charge
(% of purchase                          8.5/ 8.5/ 8.5/ 7.5/
payment)           7/ 7/ 6/ 5/ 4/ 3/ 2    6.5/ 5.5/ 4/2.5      7/ 6/ 5/ 4/ 3         7/ 6/ 5          None
-----------------------------------------------------------------------------------------------------------------
                   Confinement,         Confinement,         Confinement,       Confinement,
Withdrawal Charge  Terminal Illness,    Terminal Illness,    Terminal Illness,  Terminal Illness,
Waivers            Unemployment         Unemployment         Unemployment       Unemployment           N/A

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                                        DCA Fixed Account
                                              Option
-----------------------------------------------------------------------------------------------------
                                                                Advisor Preferred
                      Advisor     Advisor Plus   ----------------------------------------------------
                                                      5-Year             3-Year
                                                 Withdrawal Charge  Withdrawal Charge  No Withdrawal
                                                      Option             Option        Charge Option
-                  -              -              ----------------------------------------------------
                   3 to 6-month   3 to 6-month    3 to 6-month       3 to 6-month          N/A
Transfer Periods   ----------------------------------------------------------------------------------
                   7 to 12-month  7 to 12-month   7 to 12-month      7 to 12-month         N/A

                               Standard Fixed Account Option (some options not available in all states)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        Advisor Preferred
                                  Advisor                 AdvisorPlus -----------------------------------------------------
                                                                           5-Year            3-Year              No
                                                                      Withdrawal Charge Withdrawal Charge Withdrawal Charge
                                                                           Option            Option            Option
--------------------                                      -           -----------------------------------------------------
                                  1-year                      N/A            N/A               N/A               N/A
                   --------------------------------------------------------------------------------------------------------
                                  3-year*                     N/A            N/A               N/A               N/A
Guarantee Periods  --------------------------------------------------------------------------------------------------------
                                  5-year*                     N/A            N/A               N/A               N/A
                   --------------------------------------------------------------------------------------------------------
                                  7-year*                     N/A            N/A               N/A               N/A

* Available only in states in which the MVA Fixed Account Option is not offered.

                               94     PROSPECTUS

                  MVA Fixed Account Option (not available in all states)**
--------------------------------------------------------------------------------------------------
                                                           Advisor Preferred
                   Advisor  Advisor Plus  --------------------------------------------------------
                                               5-Year             3-Year               No
                                          Withdrawal Charge  Withdrawal Charge  Withdrawal Charge
                                               Option             Option             Option
-                  -        -             --------------------------------------------------------
                   3-year     3-year          3-year             3-year             3-year
                   -------------------------------------------------------------------------------
                   5-year     5-year          5-year             5-year             5-year
Guarantee Periods  -------------------------------------------------------------------------------
                   7-year     7-year          7-year             7-year             7-year
                   -------------------------------------------------------------------------------
                   10-year    10-year         10-year            10-year            10-year

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

                               95     PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the term length of the
        Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J   =   the Treasury Rate for a maturity equal to the term length of the Market
        Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value
        Adjusted Fixed Guarantee Period Account, the date we determine the
        Death Proceeds, or the Payout Start Date, as the case may be ("Market
        Value Adjustment Date").

N   =   the number of whole and partial years from the Market Value Adjustment
        Date to the expiration of the term length of the Market Value Adjusted
        Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                EXAMPLES OF MARKET VALUE ADJUSTMENT
Purchase Payment:  $10,000 allocated to a Market Value Adjusted
                   Fixed Guarantee Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Advisor*

              EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =   4.50%
 Adjustment:
                                       J   =   4.20%
                                               730 DAYS
                                       N   =   _________  = 2
                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [.045 - (.042 + .0025)] X 2
                                           = .0009
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment
                                       =   .0009 X $11,411.66 = $10.27
Step 5: Calculate the amount received  =   $11,411.66 - $510 + $10.27 =
 by Contract owner as a result of          $10,911.93
 full withdrawal at the end of
 Contract Year 3:

                               96     PROSPECTUS

                EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =   4.50%
 Adjustment:
                                       J   =   4.80%
                                               730 DAYS
                                       N   =   _________  = 2
                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [(.045 - (.048 + .0025)] X
                                           (2) = -.0099
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment:
                                       =   -.0099 X $11,411.66 = -($112.98)
Step 5: Calculate the amount received  =   $11,411.66 - $510 - $112.98 =
 by Contract owner as a result of          $10,788.68
 full withdrawal at the end of
 Contract Year 3:

* These examples assume the election of the Allstate Advisor Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under Allstate Advisor Plus and Allstate Advisor Preferred Contracts, which have different expenses and withdrawal charges.

                               97     PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

       Adjusted age of Annuitant on the Payout Start Date:   65
       ------------------------------------------------------------------
       Sex of Annuitant:                                     male
       ------------------------------------------------------------------
       Income Plan selected:                                 1
       ------------------------------------------------------------------
       Payment frequency:                                    monthly
       ------------------------------------------------------------------
       Amount applied to variable income payments under the
       Income Plan:                                          $100,000.00
       ------------------------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                     3%
----------------------------------------------------------------------------------------------
Guaranteed minimum variable income payment:  85% of the initial variable a mount income value
----------------------------------------------------------------------------------------------

STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               98     PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                       Income Benefit Amount
                                                                  -------------------------------
                                                                                       5%
                                                                                Roll-Up Value**
                                                                               ------------------
                             Beginning                 Contract     Maximum     Advisor
              Type of         Contract  Transaction  Value After  Anniversary     and
 Date        Occurrence        Value       Amount     Occurrence     Value     Preferred   Plus
-------------------------------------------------------------------------------------------------
1/1/04  Contract Anniversary $   55,000            _ $     55,000 $     55,000 $   52,500 $54,600
-------------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $     41,250 $   40,176 $41,859
-------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


----------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                         (a)
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                            (b)
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                            (c)
----------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                        [(a)/(b)]*(c)
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit
----------------------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
----------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                   (a)
----------------------------------------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                            (b)
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181
days worth of interest on $52,500 and $54,600, respectively)                                      (c)
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                              (d)
----------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest)  (e)=(d) * 1.05^ -0.5
----------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                  (b')=(b) - (d)
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                         (c')=(c) - (e)
----------------------------------------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                    (a')=(a) - (d)
----------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                      (a')/(b')*(c')
----------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                   (b') - (a')
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2
----------------------------------------------------------------------------------------------------------------

                                                                                          Advisor and Preferred  Plus
-----------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                        $15,000        $15,000
-----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                           $60,000        $60,000
-----------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                           $55,000        $55,000
-----------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                            $13,750        $13,750
-----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                          $41,250        $41,250
-----------------------------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
-----------------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                  $15,000        $15,000
-----------------------------------------------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
-----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                           $60,000        $60,000
-----------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181
days worth of interest on $52,500 and $54,600, respectively)                                     $53,786        $55,937
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                             $2,625         $2,730
-----------------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest)         $2,562         $2,664
-----------------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                      $57,375        $57,270
-----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                             $51,224        $53,273
-----------------------------------------------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                        $12,375        $12,270
-----------------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                          $11,048        $11,414
-----------------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                      $45,000        $45,000
-----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                                             $40,176        $41,859
-----------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

                               99     PROSPECTUS

APPENDIX E WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                                   Death Benefit Amount
                                                                  ------------------------------------------------------
                                                                        Purchase                          Enhanced
                                                                     Payment Value                  Beneficiary Value**
                                                                  --------------------              --------------------
                             Beginning                 Contract                          Maximum
              Type of         Contract  Transaction  Value After  Advisor and          Anniversary  Advisor and
 Date        Occurrence        Value       Amount     Occurrence   Preferred    Plus      Value      Preferred    Plus
------------------------------------------------------------------------------------------------------------------------
1/1/06  Contract Anniversary $   55,000            _ $     55,000 $     50,000 $52,000 $     55,000 $     52,500 $54,600
------------------------------------------------------------------------------------------------------------------------
7/1/06   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $     37,500 $39,000 $     41,250 $     40,339 $41,953
------------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                                        Advisor and Preferred
------------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)              $50,000
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $12,500
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $37,500
------------------------------------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)              $55,000
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $13,750
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $41,250
------------------------------------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) BENEFIT**
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                       (c)              $53,786
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $13,446
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $40,339
------------------------------------------------------------------------------------------------------------------------------

                                                                                          Plus
------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $52,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,000
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $39,000
------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $55,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,750
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,250
------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) BENEFIT**
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                  $55,937
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,984
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,953
------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Enhanced Beneficiary Protection (Annual Increase)
  Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                              100     PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                     =   $0
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                       $100,000
                                                   =   ($100,000+ $0 -$0)
In-Force Earnings                                      $25,000
                                                   =   ($125,000-$100,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   40% * $25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

  Excess of Earnings Withdrawals                         $5,000
                                                     =   ($10,000-$5,000)
  Purchase Payments in the 12 months prior to death  =   $0
  In-Force Premium                                       $95,000
                                                     =   ($100,000+$0-$5,000)
  In-Force Earnings                                      $19,000
                                                     =   ($114,000-$95,000)
  EARNINGS PROTECTION DEATH BENEFIT**                =   40%*$19,000=$7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death

                              101     PROSPECTUS

Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                         $30,000
                                                   =   ($50,000-$20,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                       $120,000
                                                   =   ($110,000+$40,000-$30,000)
In-Force Earnings                                      $20,000
                                                   =   ($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   25%*$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

* *If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00) and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACT.

EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

  Excess of Earnings Withdrawals                     =   $0
  Purchase Payments in the 12 months prior to death  =   $0
  In-Force Premium                                       $100,000
                                                     =   ($100,000+$0-$0)
  In-Force Earnings                                      $50,000
                                                     =   ($150,000-$100,000)
  EARNINGS PROTECTION DEATH BENEFIT**                =   40%*$50,000=$20,000
  Contract Value                                     =   $150,000
  Death Benefit                                      =   $160,000
  Earnings Protection Death Benefit                  =   $20,000
  Continuing Contract Value                              $180,000
                                                     =   ($160,000+$20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                              102     PROSPECTUS

APPENDIX G - WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2005

Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for ALLSTATE ADVISOR AND ALLSTATE ADVISOR PREFERRED CONTRACTS, $52,000 for ALLSTATE ADVISOR PLUS CONTRACTS (assuming issue age 85 or younger)

                                                                   Benefit Base
                                                                -------------------
                                                                     Purchase
                                                                   Payment Value
                                                                -------------------
                              Beginning              Contract
              Type of         Contract  Transaction Value After Advisor and
 Date        Occurrence         Value     Amount    Occurrence   Preferred   Plus
-----------------------------------------------------------------------------------
1/2/06  Contract Anniversary   $55,000       _        $55,000     $50,000   $52,000
-----------------------------------------------------------------------------------
7/2/06   Partial Withdrawal    $60,000    $15,000     $45,000     $37,500   $39,000
-----------------------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                              Advisor and
                                                                               Preferred   Plus
-------------------------------------------------------------------------------------------------
BENEFIT BASE
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                           (a)         $15,000   $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal              (b)         $60,000   $60,000
-------------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial Withdrawal       (c)         $50,000   $52,000
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                          [(a)/(b)]*(c)    $12,500   $13,000
-------------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                           $37,500   $39,000
-------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                              103     PROSPECTUS

APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

                              104     PROSPECTUS

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                              105     PROSPECTUS

APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

                              106     PROSPECTUS

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

                              107     PROSPECTUS

APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

                              108     PROSPECTUS

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

                              109     PROSPECTUS

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

                              110     PROSPECTUS

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

                              111     PROSPECTUS

APPENDIX K - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

The Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred with No Withdrawal Charge Option, Allstate Advisor Preferred with the 3 year Withdrawal Charge Option and Allstate Advisor Preferred with the 5 year Withdrawal Charge Option Contracts were first offered on October 14, 2002.

The Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option, with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002.

The Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003.

All of the Variable Sub-Accounts shown below were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Mid Cap Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, UIF Equity and Income, Class II Sub-Account, UIF Capital Growth, Class I Sub-Account and UIF Capital Growth, Class II Sub-Account, and UIF U.S. Mid Cap Value, Class I Sub-Account and UIF U.S. Mid Cap Value, Class II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500
- Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Global Discovery Securities Fund - Class 2 Sub-Account and UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund
- Class IB Sub-Account which was first offered under the Contracts on February 13, 2009.

The names of the following Sub-Accounts changed since December 31, 2009. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2009:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2009
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)        SUB-ACCOUNT NAME AS OF MAY 1, 2010
 -----------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                        Fund/VA
 Oppenheimer Strategic Bond Fund/VA     Oppenheimer Global Strategic Income
                                        Fund/VA
 Lord Abbett Series Fund Inc. - All     Lord Abbett Series Fund Inc. -
 Value Portfolio                        Fundamental Equity Portfolio
 -----------------------------------------------------------------------------



On February 13, 2009, the Putnam VT New Value Fund - Class IB reorganized into the Putnam VT Equity Income Fund - Class IB. As a result, the Putnam VT New Value Fund - Class IB Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available during part of 2009.


                              112     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1




                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.291       516,451
                                                               2007       $10.291      $11.915     1,004,070
                                                               2008       $11.915       $6.740     1,144,313
                                                               2009        $6.740       $9.013     1,143,620
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.483        24,455
                                                               2007       $10.483      $11.218        70,102
                                                               2008       $11.218       $8.287       116,207
                                                               2009        $8.287      $10.139       172,093
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.513        54,334
                                                               2007       $10.513      $11.411       128,871
                                                               2008       $11.411       $7.569       140,536
                                                               2009        $7.569       $9.604       203,822
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.522        14,031
                                                               2007       $10.522      $11.536        28,063
                                                               2008       $11.536       $7.040        56,210
                                                               2009        $7.040       $9.116        73,240
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.373        16,899
                                                               2007       $10.373      $10.845        48,727
                                                               2008       $10.845       $9.559        65,357
                                                               2009        $9.559      $10.817        76,108
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.766        19,226
                                                               2007        $9.766      $11.790        53,608
                                                               2008       $11.790       $6.427        72,235
                                                               2009        $6.427       $9.163        57,801
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.846        45,567
                                                               2007       $10.846      $11.260       270,300
                                                               2008       $11.260       $6.985       264,109
                                                               2009        $6.985       $8.708       239,770
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.899       102,347
                                                               2007        $9.899      $11.269       251,766
                                                               2008       $11.269       $6.718       256,868
                                                               2009        $6.718       $9.267       223,401
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2002       $10.000      $10.860         4,339
                                                               2003       $10.860      $13.475       576,019
                                                               2004       $13.475      $14.713     1,237,251
                                                               2005       $14.713      $15.034     1,509,644
                                                               2006       $15.034      $17.328     1,376,859
                                                               2007       $17.328      $16.469     1,236,047
                                                               2008       $16.469      $10.543     1,065,952
                                                               2009       $10.543      $13.170       897,010


                              113     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.263       550,454
                                                                  2005       $11.263      $11.297     2,186,987
                                                                  2006       $11.297      $13.185     3,300,784
                                                                  2007       $13.185      $13.503     4,027,508
                                                                  2008       $13.503       $9.376     3,310,458
                                                                  2009        $9.376      $12.550     2,996,804
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.533        43,535
                                                                  2005       $10.533      $10.508       812,179
                                                                  2006       $10.508      $11.503     1,735,490
                                                                  2007       $11.503      $12.061     2,114,492
                                                                  2008       $12.061       $7.795     1,887,340
                                                                  2009        $7.795       $9.982     1,654,042
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.545           882
                                                                  2003       $11.545      $15.641        21,349
                                                                  2004       $15.641      $17.211        21,824
                                                                  2005       $17.211      $17.803        21,130
                                                                  2006       $17.803      $19.101        20,318
                                                                  2007       $19.101      $20.973        17,140
                                                                  2008       $20.973      $11.904        19,245
                                                                  2009       $11.904      $16.871        13,500
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.235         2,864
                                                                  2003       $11.235      $14.653       211,298
                                                                  2004       $14.653      $17.899       454,938
                                                                  2005       $17.899      $19.217       704,731
                                                                  2006       $19.217      $22.191       787,501
                                                                  2007       $22.191      $21.382       728,134
                                                                  2008       $21.382      $14.137       614,342
                                                                  2009       $14.137      $18.024       529,315
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.274       268,158
                                                                  2005       $10.274      $10.385       454,107
                                                                  2006       $10.385      $10.664       553,564
                                                                  2007       $10.664      $11.221       643,995
                                                                  2008       $11.221      $11.917       756,472
                                                                  2009       $11.917      $12.127       776,465
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                  2006       $10.000      $11.041       179,990
                                                                  2007       $11.041      $12.189       443,786
                                                                  2008       $12.189       $8.608       486,057
                                                                  2009        $8.608      $10.478       507,819


                              114     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.333         6,303
                                                                      2003       $10.333      $12.765       442,689
                                                                      2004       $12.765      $14.192     1,161,162
                                                                      2005       $14.192      $15.488     1,757,967
                                                                      2006       $15.488      $18.099     2,186,968
                                                                      2007       $18.099      $18.486     2,266,150
                                                                      2008       $18.486      $11.476     1,861,389
                                                                      2009       $11.476      $14.279     1,641,649
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $11.243           112
                                                                      2003       $11.243      $16.979        43,987
                                                                      2004       $16.979      $20.902       127,960
                                                                      2005       $20.902      $26.292       215,039
                                                                      2006       $26.292      $33.244       254,473
                                                                      2007       $33.244      $42.259       259,442
                                                                      2008       $42.259      $19.728       230,730
                                                                      2009       $19.728      $33.609       208,582
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.484         1,995
                                                                      2003       $10.484      $13.683       141,338
                                                                      2004       $13.683      $16.009       352,761
                                                                      2005       $16.009      $17.410       841,251
                                                                      2006       $17.410      $20.872     1,384,661
                                                                      2007       $20.872      $23.785     1,600,147
                                                                      2008       $23.785      $13.998     1,393,105
                                                                      2009       $13.998      $18.936     1,204,940
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.730         1,065
                                                                      2003       $10.730      $12.969        27,419
                                                                      2004       $12.969      $14.688        28,702
                                                                      2005       $14.688      $14.052        29,443
                                                                      2006       $14.052      $15.643        24,121
                                                                      2007       $15.643      $17.139        24,104
                                                                      2008       $17.139      $17.968        21,379
                                                                      2009       $17.968      $21.050        15,757
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.920        15,276
                                                                      2005       $10.920      $11.529       148,760
                                                                      2006       $11.529      $13.047       258,059
                                                                      2007       $13.047      $13.743       281,424
                                                                      2008       $13.743       $9.676       252,224
                                                                      2009        $9.676      $12.033       221,340
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                                      2004       $10.000      $10.370        81,198
                                                                      2005       $10.370      $10.371       533,540
                                                                      2006       $10.371      $11.192       959,024
                                                                      2007       $11.192      $11.731     1,203,223
                                                                      2008       $11.731       $9.549       982,893
                                                                      2009        $9.549      $12.660       854,149


                              115     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.904       142,509
                                                             2005       $10.904      $11.114       674,689
                                                             2006       $11.114      $12.866       977,874
                                                             2007       $12.866      $13.135     1,131,948
                                                             2008       $13.135       $8.243       923,149
                                                             2009        $8.243       $9.675       791,390
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.153        16,581
                                                             2005       $11.153      $11.518       103,190
                                                             2006       $11.518      $12.268       307,914
                                                             2007       $12.268      $14.685       401,093
                                                             2008       $14.685       $8.952       360,805
                                                             2009        $8.952      $12.861       300,712
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.136       136,025
                                                             2005       $11.136      $11.896       867,902
                                                             2006       $11.896      $13.179     1,058,446
                                                             2007       $13.179      $13.084     1,096,947
                                                             2008       $13.084       $7.832       921,170
                                                             2009        $7.832       $9.789       759,217
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2002       $10.000      $10.069         1,697
                                                             2003       $10.069      $12.468       147,767
                                                             2004       $12.468      $14.698       230,665
                                                             2005       $14.698      $16.248       310,149
                                                             2006       $16.248      $16.472       334,836
                                                             2007       $16.472      $17.240       269,795
                                                             2008       $17.240       $8.643       234,531
                                                             2009        $8.643      $11.284       198,239
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                             2002       $10.000      $10.706         2,115
                                                             2003       $10.706      $13.176       259,159
                                                             2004       $13.176      $14.280       562,275
                                                             2005       $14.280      $14.614       694,753
                                                             2006       $14.614      $15.992       687,270
                                                             2007       $15.992      $16.335       626,947
                                                             2008       $16.335       $9.092       534,080
                                                             2009        $9.092      $10.913       442,615
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                             2004       $10.000      $10.118        16,015
                                                             2005       $10.118      $10.221       198,046
                                                             2006       $10.221      $10.587     1,022,486
                                                             2007       $10.587      $10.877     1,758,893
                                                             2008       $10.877       $6.541     1,767,178
                                                             2009        $6.541       $7.041     1,796,199


                              116     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                               2003       $10.000      $12.323       250,178
                                                               2004       $12.323      $12.968       723,531
                                                               2005       $12.968      $13.424     1,303,079
                                                               2006       $13.424      $14.269     1,418,096
                                                               2007       $14.269      $16.036     1,252,093
                                                               2008       $16.036       $8.601     1,194,919
                                                               2009        $8.601      $12.239       987,395
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.157            45
                                                               2003       $10.157      $14.323       200,904
                                                               2004       $14.323      $16.808       384,682
                                                               2005       $16.808      $18.924       533,061
                                                               2006       $18.924      $21.924       560,411
                                                               2007       $21.924      $22.956       551,050
                                                               2008       $22.956      $13.521       457,046
                                                               2009       $13.521      $18.599       380,350
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.670         1,293
                                                               2003       $10.670      $13.039       199,763
                                                               2004       $13.039      $13.995       512,385
                                                               2005       $13.995      $14.092       642,887
                                                               2006       $14.092      $15.194       651,221
                                                               2007       $15.194      $14.926       646,720
                                                               2008       $14.926       $3.157     1,119,834
                                                               2009        $3.157       $3.925     1,062,342
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.186         4,827
                                                               2003       $10.186      $12.713       432,829
                                                               2004       $12.713      $13.696       752,941
                                                               2005       $13.696      $14.296     1,271,750
                                                               2006       $14.296      $16.195     1,689,212
                                                               2007       $16.195      $16.649     1,682,353
                                                               2008       $16.649      $10.086     1,583,489
                                                               2009       $10.086      $12.743     1,388,113
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.363           944
                                                               2003       $10.363      $14.755       156,683
                                                               2004       $14.755      $17.358       294,993
                                                               2005       $17.358      $18.799       490,871
                                                               2006       $18.799      $21.278       570,415
                                                               2007       $21.278      $20.709       531,717
                                                               2008       $20.709      $12.673       481,521
                                                               2009       $12.673      $17.124       406,889


                              117     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                        2002       $10.000      $10.560        10,218
                                                        2003       $10.560      $12.213       432,449
                                                        2004       $12.213      $13.072     1,265,037
                                                        2005       $13.072      $13.224     2,210,765
                                                        2006       $13.224      $13.998     2,542,348
                                                        2007       $13.998      $15.136     2,521,268
                                                        2008       $15.136      $12.777     2,111,548
                                                        2009       $12.777      $14.933     1,944,138
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                        2002       $10.000      $10.397            46
                                                        2003       $10.397      $12.510        27,406
                                                        2004       $12.510      $13.473       100,508
                                                        2005       $13.473      $14.227       225,972
                                                        2006       $14.227      $15.850       289,761
                                                        2007       $15.850      $16.104       302,756
                                                        2008       $16.104      $10.599       251,413
                                                        2009       $10.599      $14.146       218,816
------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                        2002       $10.000      $10.807        10,128
                                                        2003       $10.807      $13.589       581,918
                                                        2004       $13.589      $14.904       872,350
                                                        2005       $14.904      $15.482       894,861
                                                        2006       $15.482      $17.714       859,159
                                                        2007       $17.714      $16.428       786,066
                                                        2008       $16.428       $9.941       664,580
                                                        2009        $9.941      $12.738       561,812
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                        2002       $10.000       $9.732         4,020
                                                        2003        $9.732      $11.373        87,288
                                                        2004       $11.373      $12.026       143,322
                                                        2005       $12.026      $13.438       121,045
                                                        2006       $13.438      $13.636       106,651
                                                        2007       $13.636      $13.378        90,746
                                                        2008       $13.378      $10.951        75,485
                                                        2009       $10.951      $13.620        67,222
------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                        2002       $10.000      $10.750         2,077
                                                        2003       $10.750      $13.428       238,535
                                                        2004       $13.428      $14.652       421,723
                                                        2005       $14.652      $14.911       615,143
                                                        2006       $14.911      $16.269       729,961
                                                        2007       $16.269      $16.506       684,787
                                                        2008       $16.506      $12.046       602,387
                                                        2009       $12.046      $17.858       499,764


                              118     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2002       $10.000      $10.194        10,364
                                                   2003       $10.194      $10.507       486,154
                                                   2004       $10.507      $10.832       887,522
                                                   2005       $10.832      $10.945     1,526,481
                                                   2006       $10.945      $11.292     2,193,099
                                                   2007       $11.292      $11.728     2,340,081
                                                   2008       $11.728       $8.807     1,903,327
                                                   2009        $8.807      $12.749     1,506,639
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2002       $10.000      $10.613         3,753
                                                   2003       $10.613      $13.465       172,681
                                                   2004       $13.465      $15.444       250,483
                                                   2005       $15.444      $17.105       336,711
                                                   2006       $17.105      $21.566       486,115
                                                   2007       $21.566      $23.067       661,099
                                                   2008       $23.067      $12.762       606,992
                                                   2009       $12.762      $15.700       541,864
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2002       $10.000      $10.416         3,968
                                                   2003       $10.416      $13.072        94,549
                                                   2004       $13.072      $14.535       111,067
                                                   2005       $14.535      $15.611       170,882
                                                   2006       $15.611      $17.558       226,431
                                                   2007       $17.558      $16.435       231,530
                                                   2008       $16.435       $9.807       198,173
                                                   2009        $9.807      $12.664       169,347
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2002       $10.000       $9.993         5,773
                                                   2003        $9.993       $9.914       239,378
                                                   2004        $9.914       $9.851       611,958
                                                   2005        $9.851       $9.970     1,639,066
                                                   2006        $9.970      $10.274     3,059,102
                                                   2007       $10.274      $10.626     2,741,531
                                                   2008       $10.626      $10.759     2,353,459
                                                   2009       $10.759      $10.642     2,823,769
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                   2002       $10.000      $10.388         2,917
                                                   2003       $10.388      $13.580       115,558
                                                   2004       $13.580      $14.787       110,548
                                                   2005       $14.787      $16.056        99,940
                                                   2006       $16.056      $17.206        86,751
                                                   2007       $17.206      $17.958        73,981
                                                   2008       $17.958      $10.858        54,204
                                                   2009       $10.858      $14.162        45,582


                              119     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                                    2002       $10.000      $11.214           114
                                                                    2003       $11.214      $14.664        77,578
                                                                    2004       $14.664      $16.708       251,024
                                                                    2005       $16.708      $17.465       540,431
                                                                    2006       $17.465      $20.001       692,321
                                                                    2007       $20.001      $18.777       765,754
                                                                    2008       $18.777      $10.239       738,975
                                                                    2009       $10.239       $9.644             0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                                    2002       $10.000      $10.651             5
                                                                    2003       $10.651      $13.177        56,293
                                                                    2004       $13.177      $13.990        84,821
                                                                    2005       $13.990      $14.502        82,817
                                                                    2006       $14.502      $15.935        78,283
                                                                    2007       $15.935      $15.817        64,794
                                                                    2008       $15.817       $9.594        55,482
                                                                    2009        $9.594      $12.614        53,463
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2002       $10.000      $10.524         6,824
                                                                    2003       $10.524      $12.158       384,959
                                                                    2004       $12.158      $12.986       698,080
                                                                    2005       $12.986      $13.332       897,148
                                                                    2006       $13.332      $14.729     1,002,203
                                                                    2007       $14.729      $14.677       940,566
                                                                    2008       $14.677       $8.588       845,676
                                                                    2009        $8.588      $10.649       741,293
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2002       $10.000      $11.480           377
                                                                    2003       $11.480      $14.145        50,148
                                                                    2004       $14.145      $16.978        84,872
                                                                    2005       $16.978      $18.197        74,344
                                                                    2006       $18.197      $22.819        58,275
                                                                    2007       $22.819      $27.015        46,926
                                                                    2008       $27.015      $18.535        34,349
                                                                    2009       $18.535      $19.642        25,751
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                    2002       $10.000      $10.381         2,612
                                                                    2003       $10.381      $13.646        97,780
                                                                    2004       $13.646      $15.976       138,680
                                                                    2005       $15.976      $17.687       165,471
                                                                    2006       $17.687      $18.411       161,338
                                                                    2007       $18.411      $18.865       145,788
                                                                    2008       $18.865      $10.140       122,422
                                                                    2009       $10.140      $13.887       100,418


                              120     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                          2002       $10.000      $10.118         8,458
                                                          2003       $10.118      $12.475       496,984
                                                          2004       $12.475      $12.934       797,854
                                                          2005       $12.934      $13.494       889,274
                                                          2006       $13.494      $14.045       777,631
                                                          2007       $14.045      $14.628       651,974
                                                          2008       $14.628       $9.092       538,276
                                                          2009        $9.092      $14.709       443,055
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.153       148,068
                                                          2005       $11.153      $12.233       145,429
                                                          2006       $12.233      $12.670       126,259
                                                          2007       $12.670      $14.706       101,130
                                                          2008       $14.706       $7.718        83,765
                                                          2009        $7.718      $11.913        73,374
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.366       214,722
                                                          2005       $11.366      $11.681     1,023,815
                                                          2006       $11.681      $13.381     1,184,603
                                                          2007       $13.381      $12.900     1,155,302
                                                          2008       $12.900       $8.175     1,015,402
                                                          2009        $8.175      $10.362       818,910
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2002       $10.000       $9.418            62
                                                          2003        $9.418      $11.811       128,295
                                                          2004       $11.811      $12.448       253,189
                                                          2005       $12.448      $13.227       318,205
                                                          2006       $13.227      $13.399       325,314
                                                          2007       $13.399      $15.427       267,235
                                                          2008       $15.427       $7.749       254,421
                                                          2009        $7.749      $12.669       208,247
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2002       $10.000      $10.662         3,897
                                                          2003       $10.662      $13.437       400,708
                                                          2004       $13.437      $15.137       755,669
                                                          2005       $15.137      $16.394     1,052,880
                                                          2006       $16.394      $18.769     1,148,378
                                                          2007       $18.769      $18.993     1,130,145
                                                          2008       $18.993      $12.709       959,755
                                                          2009       $12.709      $15.569       840,508
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000             0
                                                          2004       $10.000       $9.925       437,391
                                                          2005        $9.925      $10.036       679,120
                                                          2006       $10.036      $10.319       805,399
                                                          2007       $10.319      $10.640       838,651
                                                          2008       $10.640      $10.690       865,848
                                                          2009       $10.690      $10.558             0


                              121     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2002       $10.000      $11.069            33
                                                   2003       $11.069      $13.960        23,912
                                                   2004       $13.960      $15.169       159,393
                                                   2005       $15.169      $16.791       269,922
                                                   2006       $16.791      $18.365       347,798
                                                   2007       $18.365      $19.286       364,955
                                                   2008       $19.286      $16.185       298,917
                                                   2009       $16.185      $20.788       263,398
-------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.989       202,603
                                                   2005       $10.989      $11.648       888,555
                                                   2006       $11.648      $12.945       950,381
                                                   2007       $12.945      $13.206     1,069,714
                                                   2008       $13.206      $10.079       932,139
                                                   2009       $10.079      $12.187       817,049
-------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                   2004       $10.000      $10.785       242,720
                                                   2005       $10.785      $12.319       220,659
                                                   2006       $12.319      $12.660       194,105
                                                   2007       $12.660      $15.233       144,366
                                                   2008       $15.233       $7.640       148,384
                                                   2009        $7.640      $12.486       108,902
-------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.760        76,401
                                                   2005       $10.760      $12.265       144,014
                                                   2006       $12.265      $12.569       151,518
                                                   2007       $12.569      $15.094       140,241
                                                   2008       $15.094       $7.547       137,100
                                                   2009        $7.547      $12.302       111,308
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2003       $10.000      $10.000             0
                                                   2004       $10.000      $11.131       130,721
                                                   2005       $11.131      $12.304       391,691
                                                   2006       $12.304      $14.758       650,901
                                                   2007       $14.758      $15.992       703,140
                                                   2008       $15.992      $11.217       598,573
                                                   2009       $11.217      $14.346       505,053
-------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                   2006       $10.000       $9.853       356,563
                                                   2007        $9.853      $11.924       563,913
                                                   2008       $11.924       $6.260       598,655
                                                   2009        $6.260       $9.724       461,143


                              122     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.621       49,008
                                                  2004       $13.621      $15.993       76,697
                                                  2005       $15.993      $17.821      119,544
                                                  2006       $17.821      $19.674      125,802
                                                  2007       $19.674      $19.994      118,154
                                                  2008       $19.994      $11.755      110,064
                                                  2009       $11.755      $17.016       88,845
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.330      226,309
                                                  2005       $11.330      $12.560      209,221
                                                  2006       $12.560      $14.965      194,883
                                                  2007       $14.965      $15.930      208,857
                                                  2008       $15.930       $9.232      177,447
                                                  2009        $9.232      $12.685      155,724
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                  2004       $10.000      $11.323      123,762
                                                  2005       $11.323      $12.535      227,659
                                                  2006       $12.535      $14.926      352,246
                                                  2007       $14.926      $15.873      433,653
                                                  2008       $15.873       $9.178      417,880
                                                  2009        $9.178      $12.607      336,485
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2002       $10.000      $10.710        4,083
                                                  2003       $10.710      $14.601      143,509
                                                  2004       $14.601      $19.611        7,395
                                                  2005       $19.611      $22.602      584,676
                                                  2006       $22.602      $30.715      637,273
                                                  2007       $30.715      $25.080      650,191
                                                  2008       $25.080      $15.335      623,745
                                                  2009       $15.335      $19.450      541,734
------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                  2009       $10.000      $13.066      632,085



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.


                              123     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0




                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.228           0
                                                               2007       $10.228      $11.733           0
                                                               2008       $11.733       $6.577       1,365
                                                               2009        $6.577       $8.714       1,352
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.419           0
                                                               2007       $10.419      $11.048           0
                                                               2008       $11.048       $8.086           0
                                                               2009        $8.086       $9.803           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.448           0
                                                               2007       $10.448      $11.237           0
                                                               2008       $11.237       $7.385           0
                                                               2009        $7.385       $9.286           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.457           0
                                                               2007       $10.457      $11.360           0
                                                               2008       $11.360       $6.870           0
                                                               2009        $6.870       $8.814           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.310           0
                                                               2007       $10.310      $10.679           0
                                                               2008       $10.679       $9.327           0
                                                               2009        $9.327      $10.459           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.706           0
                                                               2007        $9.706      $11.610           0
                                                               2008       $11.610       $6.271           0
                                                               2009        $6.271       $8.859           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.779           0
                                                               2007       $10.779      $11.088           0
                                                               2008       $11.088       $6.815       1,208
                                                               2009        $6.815       $8.419       1,208
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.838         709
                                                               2007        $9.838      $11.097           0
                                                               2008       $11.097       $6.555         109
                                                               2009        $6.555       $8.960          91
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2003       $10.698      $13.341       3,763
                                                               2004       $13.341      $14.434       5,784
                                                               2005       $14.434      $14.615       5,058
                                                               2006       $14.615      $16.691       4,637
                                                               2007       $16.691      $15.718       4,538
                                                               2008       $15.718       $9.971       3,695
                                                               2009        $9.971      $12.342       3,527


                              124     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.194         119
                                                                  2005       $11.194      $11.126       1,886
                                                                  2006       $11.126      $12.868       1,638
                                                                  2007       $12.868      $13.057       1,622
                                                                  2008       $13.057       $8.984       7,209
                                                                  2009        $8.984      $11.915       5,661
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.509          60
                                                                  2005       $10.509      $10.389       1,272
                                                                  2006       $10.389      $11.269       1,792
                                                                  2007       $11.269      $11.708       1,763
                                                                  2008       $11.708       $7.497       2,046
                                                                  2009        $7.497       $9.513         842
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2003       $11.821      $15.485           0
                                                                  2004       $15.485      $16.884           0
                                                                  2005       $16.884      $17.306           0
                                                                  2006       $17.306      $18.400           0
                                                                  2007       $18.400      $20.018           0
                                                                  2008       $20.018      $11.258           0
                                                                  2009       $11.258      $15.810           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2003       $11.039      $14.507       7,052
                                                                  2004       $14.507      $17.559       4,525
                                                                  2005       $17.559      $18.682       3,877
                                                                  2006       $18.682      $21.377       3,743
                                                                  2007       $21.377      $20.408       3,681
                                                                  2008       $20.408      $13.370       1,603
                                                                  2009       $13.370      $16.890       1,578
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.211         518
                                                                  2005       $10.211      $10.228       1,905
                                                                  2006       $10.228      $10.406       1,858
                                                                  2007       $10.406      $10.850       1,879
                                                                  2008       $10.850      $11.418       3,303
                                                                  2009       $11.418      $11.513       3,742
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                  2006       $10.000      $10.974           0
                                                                  2007       $10.974      $12.004           0
                                                                  2008       $12.004       $8.400         950
                                                                  2009        $8.400      $10.131         950


                              125     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2003       $10.599      $12.638      12,747
                                                                      2004       $12.638      $13.923      12,480
                                                                      2005       $13.923      $15.057      13,367
                                                                      2006       $15.057      $17.435      12,578
                                                                      2007       $17.435      $17.644      12,151
                                                                      2008       $17.644      $10.853       4,560
                                                                      2009       $10.853      $13.381       3,358
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2003       $11.674      $16.810           0
                                                                      2004       $16.810      $20.505           0
                                                                      2005       $20.505      $25.559         282
                                                                      2006       $25.559      $32.024         282
                                                                      2007       $32.024      $40.334         281
                                                                      2008       $40.334      $18.657         783
                                                                      2009       $18.657      $31.496         474
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2003       $10.377      $13.547         285
                                                                      2004       $13.547      $15.705         580
                                                                      2005       $15.705      $16.925       1,448
                                                                      2006       $16.925      $20.105       1,415
                                                                      2007       $20.105      $22.702       1,379
                                                                      2008       $22.702      $13.239       1,360
                                                                      2009       $13.239      $17.745         261
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2003       $11.583      $12.839           0
                                                                      2004       $12.839      $14.409           0
                                                                      2005       $14.409      $13.660           0
                                                                      2006       $13.660      $15.069           0
                                                                      2007       $15.069      $16.358           0
                                                                      2008       $16.358      $16.993           0
                                                                      2009       $16.993      $19.726           0
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.895          58
                                                                      2005       $10.895      $11.398         692
                                                                      2006       $11.398      $12.782         693
                                                                      2007       $12.782      $13.341         673
                                                                      2008       $13.341       $9.307         729
                                                                      2009        $9.307      $11.468         693
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                                      2004       $10.000      $10.347           0
                                                                      2005       $10.347      $10.253         260
                                                                      2006       $10.253      $10.965         516
                                                                      2007       $10.965      $11.387         513
                                                                      2008       $11.387       $9.184       1,345
                                                                      2009        $9.184      $12.066       1,324


                              126     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.880       1,259
                                                             2005       $10.880      $10.988       1,565
                                                             2006       $10.988      $12.604       1,490
                                                             2007       $12.604      $12.750       2,366
                                                             2008       $12.750       $7.928       2,290
                                                             2009        $7.928       $9.220       1,350
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.127           0
                                                             2005       $11.127      $11.388          27
                                                             2006       $11.388      $12.018           0
                                                             2007       $12.018      $14.255         603
                                                             2008       $14.255       $8.610         593
                                                             2009        $8.610      $12.258         105
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.110       1,275
                                                             2005       $11.110      $11.761       1,271
                                                             2006       $11.761      $12.912       1,298
                                                             2007       $12.912      $12.701       1,209
                                                             2008       $12.701       $7.533         138
                                                             2009        $7.533       $9.329         128
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2003       $10.337      $12.344         678
                                                             2004       $12.344      $14.419         677
                                                             2005       $14.419      $15.795         834
                                                             2006       $15.795      $15.867         832
                                                             2007       $15.867      $16.455         831
                                                             2008       $16.455       $8.174         829
                                                             2009        $8.174      $10.574         813
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                             2003       $11.104      $13.045         973
                                                             2004       $13.045      $14.009       3,172
                                                             2005       $14.009      $14.206       3,195
                                                             2006       $14.206      $15.405       3,150
                                                             2007       $15.405      $15.591       3,216
                                                             2008       $15.591       $8.598       3,352
                                                             2009        $8.598      $10.226       3,564
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                             2004       $10.000      $10.095           0
                                                             2005       $10.095      $10.105           0
                                                             2006       $10.105      $10.371           0
                                                             2007       $10.371      $10.558           0
                                                             2008       $10.558       $6.291           0
                                                             2009        $6.291       $6.711       1,325


                              127     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                               2003       $10.000      $12.248          33
                                                               2004       $12.248      $12.772       1,597
                                                               2005       $12.772      $13.100         838
                                                               2006       $13.100      $13.799         978
                                                               2007       $13.799      $15.365         957
                                                               2008       $15.365       $8.166         703
                                                               2009        $8.166      $11.513         178
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2003       $10.079      $14.181         237
                                                               2004       $14.181      $16.489         227
                                                               2005       $16.489      $18.397         575
                                                               2006       $18.397      $21.119         571
                                                               2007       $21.119      $21.910         738
                                                               2008       $21.910      $12.787         730
                                                               2009       $12.787      $17.429         168
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                               2003       $11.727      $12.909       1,353
                                                               2004       $12.909      $13.729       4,420
                                                               2005       $13.729      $13.698       4,804
                                                               2006       $13.698      $14.636       4,537
                                                               2007       $14.636      $14.246       4,579
                                                               2008       $14.246       $2.985       5,281
                                                               2009        $2.985       $3.678       3,968
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                               2003       $10.460      $12.586       2,396
                                                               2004       $12.586      $13.437       4,635
                                                               2005       $13.437      $13.898       5,645
                                                               2006       $13.898      $15.601       5,949
                                                               2007       $15.601      $15.890       5,788
                                                               2008       $15.890       $9.539       5,841
                                                               2009        $9.539      $11.941       4,397
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2003       $10.710      $14.608       2,493
                                                               2004       $14.608      $17.029       1,308
                                                               2005       $17.029      $18.275       1,603
                                                               2006       $18.275      $20.496       1,193
                                                               2007       $20.496      $19.766       1,204
                                                               2008       $19.766      $11.985       1,162
                                                               2009       $11.985      $16.046       1,186


                              128     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                        2003       $11.243      $12.091       4,270
                                                        2004       $12.091      $12.824       8,589
                                                        2005       $12.824      $12.855      10,133
                                                        2006       $12.855      $13.484      10,777
                                                        2007       $13.484      $14.446      10,148
                                                        2008       $14.446      $12.083       7,832
                                                        2009       $12.083      $13.994       5,592
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                        2003       $10.748      $12.385           0
                                                        2004       $12.385      $13.218         116
                                                        2005       $13.218      $13.831       2,636
                                                        2006       $13.831      $15.268       2,800
                                                        2007       $15.268      $15.371       2,792
                                                        2008       $15.371      $10.024       2,790
                                                        2009       $10.024      $13.257       2,774
------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                        2003       $10.989      $13.454       1,648
                                                        2004       $13.454      $14.621       1,792
                                                        2005       $14.621      $15.050       2,221
                                                        2006       $15.050      $17.064       2,310
                                                        2007       $17.064      $15.680       2,411
                                                        2008       $15.680       $9.401       1,319
                                                        2009        $9.401      $11.937       1,262
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                        2003       $10.230      $11.260           0
                                                        2004       $11.260      $11.798           0
                                                        2005       $11.798      $13.063           0
                                                        2006       $13.063      $13.135           0
                                                        2007       $13.135      $12.769           0
                                                        2008       $12.769      $10.356           0
                                                        2009       $10.356      $12.764           0
------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                        2003       $11.861      $13.294       1,125
                                                        2004       $13.294      $14.374       4,411
                                                        2005       $14.374      $14.495       3,459
                                                        2006       $14.495      $15.671       3,201
                                                        2007       $15.671      $15.754       3,211
                                                        2008       $15.754      $11.392       1,049
                                                        2009       $11.392      $16.735       1,632


                              129     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2003       $10.352      $10.403       2,859
                                                   2004       $10.403      $10.626      10,273
                                                   2005       $10.626      $10.639      11,645
                                                   2006       $10.639      $10.877      12,594
                                                   2007       $10.877      $11.194      12,384
                                                   2008       $11.194       $8.329       7,522
                                                   2009        $8.329      $11.948       4,690
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.571      $13.331       3,933
                                                   2004       $13.331      $15.151       1,561
                                                   2005       $15.151      $16.628       1,446
                                                   2006       $16.628      $20.774       1,480
                                                   2007       $20.774      $22.016       1,750
                                                   2008       $22.016      $12.069         750
                                                   2009       $12.069      $14.712         725
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.688      $12.942         417
                                                   2004       $12.942      $14.259       3,302
                                                   2005       $14.259      $15.176       2,975
                                                   2006       $15.176      $16.913       2,889
                                                   2007       $16.913      $15.686       2,800
                                                   2008       $15.686       $9.274       2,641
                                                   2009        $9.274      $11.867       2,515
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2003        $9.933       $9.815         158
                                                   2004        $9.815       $9.664       7,242
                                                   2005        $9.664       $9.692       8,142
                                                   2006        $9.692       $9.897       9,943
                                                   2007        $9.897      $10.142       8,870
                                                   2008       $10.142      $10.175       6,205
                                                   2009       $10.175       $9.973       7,393
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                   2003       $10.975      $13.445         196
                                                   2004       $13.445      $14.506         489
                                                   2005       $14.506      $15.609          82
                                                   2006       $15.609      $16.574          80
                                                   2007       $16.574      $17.140          76
                                                   2008       $17.140      $10.268           0
                                                   2009       $10.268      $13.271           0


                              130     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                                    2003       $11.317      $14.518         107
                                                                    2004       $14.518      $16.391         948
                                                                    2005       $16.391      $16.978         905
                                                                    2006       $16.978      $19.267       1,051
                                                                    2007       $19.267      $17.922       1,086
                                                                    2008       $17.922       $9.683         880
                                                                    2009        $9.683       $9.110           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                                    2003       $10.837      $13.046         124
                                                                    2004       $13.046      $13.725         580
                                                                    2005       $13.725      $14.098         619
                                                                    2006       $14.098      $15.350         639
                                                                    2007       $15.350      $15.096         661
                                                                    2008       $15.096       $9.074         563
                                                                    2009        $9.074      $11.820         502
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2003       $10.678      $12.037       4,283
                                                                    2004       $12.037      $12.740       5,947
                                                                    2005       $12.740      $12.960       4,812
                                                                    2006       $12.960      $14.188       4,957
                                                                    2007       $14.188      $14.008       5,071
                                                                    2008       $14.008       $8.122       5,017
                                                                    2009        $8.122       $9.980       5,280
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2003       $11.642      $14.004         118
                                                                    2004       $14.004      $16.656         265
                                                                    2005       $16.656      $17.690         261
                                                                    2006       $17.690      $21.981         253
                                                                    2007       $21.981      $25.785         223
                                                                    2008       $25.785      $17.530         217
                                                                    2009       $17.530      $18.407         207
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                    2003       $10.794      $13.510         434
                                                                    2004       $13.510      $15.673         969
                                                                    2005       $15.673      $17.194         524
                                                                    2006       $17.194      $17.735         528
                                                                    2007       $17.735      $18.005         523
                                                                    2008       $18.005       $9.590         509
                                                                    2009        $9.590      $13.014         490


                              131     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                          2003       $10.574      $12.351       5,778
                                                          2004       $12.351      $12.688       2,080
                                                          2005       $12.688      $13.118       2,864
                                                          2006       $13.118      $13.529       3,165
                                                          2007       $13.529      $13.961       3,139
                                                          2008       $13.961       $8.598       1,766
                                                          2009        $8.598      $13.784       1,946
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.084       1,694
                                                          2005       $11.084      $12.047       1,655
                                                          2006       $12.047      $12.364       1,701
                                                          2007       $12.364      $14.220       1,542
                                                          2008       $14.220       $7.394       1,675
                                                          2009        $7.394      $11.310       1,536
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.297           0
                                                          2005       $11.297      $11.505         232
                                                          2006       $11.505      $13.059         434
                                                          2007       $13.059      $12.474       1,335
                                                          2008       $12.474       $7.832       1,417
                                                          2009        $7.832       $9.837           0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2003        $9.925      $11.693       1,278
                                                          2004       $11.693      $12.212           0
                                                          2005       $12.212      $12.858           0
                                                          2006       $12.858      $12.907           0
                                                          2007       $12.907      $14.724           0
                                                          2008       $14.724       $7.328           0
                                                          2009        $7.328      $11.872           0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2003       $10.775      $13.304       1,395
                                                          2004       $13.304      $14.850       1,131
                                                          2005       $14.850      $15.937         849
                                                          2006       $15.937      $18.080         980
                                                          2007       $18.080      $18.128       1,006
                                                          2008       $18.128      $12.019       1,053
                                                          2009       $12.019      $14.590         351
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000           0
                                                          2004       $10.000       $9.835       4,172
                                                          2005        $9.835       $9.854       3,349
                                                          2006        $9.854      $10.040       2,852
                                                          2007       $10.040      $10.257       2,651
                                                          2008       $10.257      $10.212       2,030
                                                          2009       $10.212       $9.997           0


                              132     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2003       $12.285      $13.821           0
                                                   2004       $13.821      $14.881       1,477
                                                   2005       $14.881      $16.322       1,382
                                                   2006       $16.322      $17.691       1,351
                                                   2007       $17.691      $18.407       1,247
                                                   2008       $18.407      $15.307       1,282
                                                   2009       $15.307      $19.481         925
-------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.922           0
                                                   2005       $10.922      $11.472         222
                                                   2006       $11.472      $12.633           0
                                                   2007       $12.633      $12.770           0
                                                   2008       $12.770       $9.657         188
                                                   2009        $9.657      $11.570           0
-------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                   2004       $10.000      $10.719         388
                                                   2005       $10.719      $12.133         407
                                                   2006       $12.133      $12.355         443
                                                   2007       $12.355      $14.730         430
                                                   2008       $14.730       $7.320       1,747
                                                   2009        $7.320      $11.854       1,642
-------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.694       1,255
                                                   2005       $10.694      $12.080       1,700
                                                   2006       $12.080      $12.266       1,083
                                                   2007       $12.266      $14.595         864
                                                   2008       $14.595       $7.231           0
                                                   2009        $7.231      $11.679           0
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2003       $10.000      $10.000           0
                                                   2004       $10.000      $11.030           0
                                                   2005       $11.030      $12.081           0
                                                   2006       $12.081      $14.359         475
                                                   2007       $14.359      $15.417         475
                                                   2008       $15.417      $10.715           0
                                                   2009       $10.715      $13.579           0
-------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                   2006       $10.000       $9.793           0
                                                   2007        $9.793      $11.743           0
                                                   2008       $11.743       $6.108       1,756
                                                   2009        $6.108       $9.402       1,568


                              133     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.538       1,345
                                                  2004       $13.538      $15.751       1,461
                                                  2005       $15.751      $17.392       1,402
                                                  2006       $17.392      $19.025       1,359
                                                  2007       $19.025      $19.158       1,371
                                                  2008       $19.158      $11.161       1,449
                                                  2009       $11.161      $16.008       1,333
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.260       1,108
                                                  2005       $11.260      $12.370       1,052
                                                  2006       $12.370      $14.605         952
                                                  2007       $14.605      $15.404         928
                                                  2008       $15.404       $8.845         934
                                                  2009        $8.845      $12.043         483
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                  2004       $10.000      $11.254       1,042
                                                  2005       $11.254      $12.345       1,564
                                                  2006       $12.345      $14.566       1,463
                                                  2007       $14.566      $15.348       1,384
                                                  2008       $15.348       $8.794       1,071
                                                  2009        $8.794      $11.969         854
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2003       $11.376      $14.455       1,499
                                                  2004       $14.455      $19.239       2,484
                                                  2005       $19.239      $21.972       2,279
                                                  2006       $21.972      $29.588       1,822
                                                  2007       $29.588      $23.938       2,051
                                                  2008       $23.938      $14.502       1,387
                                                  2009       $14.502      $18.226       1,178
------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                  2009       $10.000      $12.244         422



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.


                              134     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.270      283,913
                                                            2007       $10.270      $11.854      439,032
                                                            2008       $11.854       $6.685      480,294
                                                            2009        $6.685       $8.913      414,170
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.462        4,820
                                                            2007       $10.462      $11.161        4,337
                                                            2008       $11.161       $8.219       21,445
                                                            2009        $8.219      $10.026       20,638
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.491        3,082
                                                            2007       $10.491      $11.353       24,445
                                                            2008       $11.353       $7.507       76,943
                                                            2009        $7.507       $9.497       42,398
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.500       11,481
                                                            2007       $10.500      $11.477       15,501
                                                            2008       $11.477       $6.983       16,534
                                                            2009        $6.983       $9.015       14,671
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.352          519
                                                            2007       $10.352      $10.789       26,730
                                                            2008       $10.789       $9.481       28,748
                                                            2009        $9.481      $10.696       42,972
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.746        5,960
                                                            2007        $9.746      $11.730        9,721
                                                            2008       $11.730       $6.375       14,136
                                                            2009        $6.375       $9.061       11,849
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.824       20,407
                                                            2007       $10.824      $11.203      123,148
                                                            2008       $11.203       $6.928      109,337
                                                            2009        $6.928       $8.611       97,080
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.879       86,590
                                                            2007        $9.879      $11.212      104,391
                                                            2008       $11.212       $6.663      132,298
                                                            2009        $6.663       $9.164      126,233


                              135     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $10.853           903
                                                                  2003       $10.853      $13.425       204,532
                                                                  2004       $13.425      $14.614       239,720
                                                                  2005       $14.614      $14.888       216,067
                                                                  2006       $14.888      $17.107       540,890
                                                                  2007       $17.107      $16.210       496,501
                                                                  2008       $16.210      $10.345       358,524
                                                                  2009       $10.345      $12.884       320,788
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.240        20,529
                                                                  2005       $11.240      $11.240       107,691
                                                                  2006       $11.240      $13.079     1,218,293
                                                                  2007       $13.079      $13.354     1,368,496
                                                                  2008       $13.354       $9.244     1,325,003
                                                                  2009        $9.244      $12.335     1,176,879
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.525         5,010
                                                                  2005       $10.525      $10.468        53,966
                                                                  2006       $10.468      $11.425       762,291
                                                                  2007       $11.425      $11.943       867,606
                                                                  2008       $11.943       $7.695       791,913
                                                                  2009        $7.695       $9.824       661,491
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.538           290
                                                                  2003       $11.538      $15.583        12,058
                                                                  2004       $15.583      $17.095        23,996
                                                                  2005       $17.095      $17.630        21,758
                                                                  2006       $17.630      $18.858        10,502
                                                                  2007       $18.858      $20.643         7,403
                                                                  2008       $20.643      $11.681         7,971
                                                                  2009       $11.681      $16.505         6,474
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.228         1,221
                                                                  2003       $11.228      $14.599       109,873
                                                                  2004       $14.599      $17.778        78,714
                                                                  2005       $17.778      $19.031        91,305
                                                                  2006       $19.031      $21.909       293,264
                                                                  2007       $21.909      $21.046       271,427
                                                                  2008       $21.046      $13.873       238,542
                                                                  2009       $13.873      $17.632       203,382
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.253         9,294
                                                                  2005       $10.253      $10.333        19,913
                                                                  2006       $10.333      $10.577       187,553
                                                                  2007       $10.577      $11.096       248,011
                                                                  2008       $11.096      $11.748       319,693
                                                                  2009       $11.748      $11.919       489,931


                              136     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                      2006       $10.000      $11.019      119,365
                                                                      2007       $11.019      $12.127      189,293
                                                                      2008       $12.127       $8.538      209,202
                                                                      2009        $8.538      $10.362      204,171
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.327        4,512
                                                                      2003       $10.327      $12.718      203,839
                                                                      2004       $12.718      $14.097      154,189
                                                                      2005       $14.097      $15.338      187,550
                                                                      2006       $15.338      $17.869      682,906
                                                                      2007       $17.869      $18.195      703,665
                                                                      2008       $18.195      $11.261      570,057
                                                                      2009       $11.261      $13.969      456,695
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $11.236          101
                                                                      2003       $11.236      $16.917       58,107
                                                                      2004       $16.917      $20.762       14,136
                                                                      2005       $20.762      $26.037       17,133
                                                                      2006       $26.037      $32.822      112,374
                                                                      2007       $32.822      $41.594      130,198
                                                                      2008       $41.594      $19.358       97,736
                                                                      2009       $19.358      $32.879       82,067
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.477        1,484
                                                                      2003       $10.477      $13.633       79,873
                                                                      2004       $13.633      $15.902       59,175
                                                                      2005       $15.902      $17.241       93,972
                                                                      2006       $17.241      $20.606      530,191
                                                                      2007       $20.606      $23.411      597,641
                                                                      2008       $23.411      $13.736      554,748
                                                                      2009       $13.736      $18.525      462,135
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.723            0
                                                                      2003       $10.723      $12.921        3,305
                                                                      2004       $12.921      $14.589        8,097
                                                                      2005       $14.589      $13.916        7,980
                                                                      2006       $13.916      $15.444        3,331
                                                                      2007       $15.444      $16.870        3,277
                                                                      2008       $16.870      $17.632        4,741
                                                                      2009       $17.632      $20.593       16,455


                              137     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                             2004       $10.000      $10.912        5,559
                                                             2005       $10.912      $11.485        7,084
                                                             2006       $11.485      $12.958      137,579
                                                             2007       $12.958      $13.608      130,324
                                                             2008       $13.608       $9.552      134,300
                                                             2009        $9.552      $11.842      109,583
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                             2004       $10.000      $10.363        5,743
                                                             2005       $10.363      $10.332       42,214
                                                             2006       $10.332      $11.116      348,673
                                                             2007       $11.116      $11.615      442,802
                                                             2008       $11.615       $9.426      376,145
                                                             2009        $9.426      $12.459      332,066
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.896        1,993
                                                             2005       $10.896      $11.072       40,840
                                                             2006       $11.072      $12.778      435,257
                                                             2007       $12.778      $13.006      437,477
                                                             2008       $13.006       $8.137      375,485
                                                             2009        $8.137       $9.521      333,553
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.144          268
                                                             2005       $11.144      $11.475        7,646
                                                             2006       $11.475      $12.184      104,562
                                                             2007       $12.184      $14.541      150,622
                                                             2008       $14.541       $8.837      157,421
                                                             2009        $8.837      $12.658      127,029
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.127        1,679
                                                             2005       $11.127      $11.851       48,962
                                                             2006       $11.851      $13.090      439,310
                                                             2007       $13.090      $12.955      414,136
                                                             2008       $12.955       $7.732      385,510
                                                             2009        $7.732       $9.634      313,448
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2002       $10.000      $10.063            6
                                                             2003       $10.063      $12.422       43,239
                                                             2004       $12.422      $14.600       24,359
                                                             2005       $14.600      $16.090       27,814
                                                             2006       $16.090      $16.263       59,133
                                                             2007       $16.263      $16.969       58,286
                                                             2008       $16.969       $8.481       43,515
                                                             2009        $8.481      $11.038       34,131


                              138     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.699          381
                                                              2003       $10.699      $13.128      118,638
                                                              2004       $13.128      $14.184       99,388
                                                              2005       $14.184      $14.472      112,333
                                                              2006       $14.472      $15.789      286,137
                                                              2007       $15.789      $16.078      289,544
                                                              2008       $16.078       $8.921      200,630
                                                              2009        $8.921      $10.676      127,991
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.110           18
                                                              2005       $10.110      $10.182        6,577
                                                              2006       $10.182      $10.515      416,500
                                                              2007       $10.515      $10.770      725,278
                                                              2008       $10.770       $6.457      718,452
                                                              2009        $6.457       $6.929      739,474
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.298      127,891
                                                              2004       $12.298      $12.903       60,080
                                                              2005       $12.903      $13.316       80,633
                                                              2006       $13.316      $14.111      831,237
                                                              2007       $14.111      $15.810      733,219
                                                              2008       $15.810       $8.454      552,440
                                                              2009        $8.454      $11.993      462,878
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.150        1,468
                                                              2003       $10.150      $14.270       71,158
                                                              2004       $14.270      $16.695       79,066
                                                              2005       $16.695      $18.740       73,144
                                                              2006       $18.740      $21.645      182,436
                                                              2007       $21.645      $22.595      161,936
                                                              2008       $22.595      $13.267      117,070
                                                              2009       $13.267      $18.195      102,975
------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.663        2,578
                                                              2003       $10.663      $12.991      158,346
                                                              2004       $12.991      $13.901      108,252
                                                              2005       $13.901      $13.955      102,339
                                                              2006       $13.955      $15.000      226,400
                                                              2007       $15.000      $14.691      214,333
                                                              2008       $14.691       $3.098      410,839
                                                              2009        $3.098       $3.840      412,793


                              139     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.179          776
                                                               2003       $10.179      $12.666      331,015
                                                               2004       $12.666      $13.604      209,165
                                                               2005       $13.604      $14.157      230,257
                                                               2006       $14.157      $15.989      723,778
                                                               2007       $15.989      $16.387      716,425
                                                               2008       $16.387       $9.897      655,439
                                                               2009        $9.897      $12.466      584,230
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.356        1,102
                                                               2003       $10.356      $14.701       95,842
                                                               2004       $14.701      $17.242       57,383
                                                               2005       $17.242      $18.617       65,352
                                                               2006       $18.617      $21.007      277,326
                                                               2007       $21.007      $20.384      252,656
                                                               2008       $20.384      $12.436      188,278
                                                               2009       $12.436      $16.752      149,396
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.553        2,732
                                                               2003       $10.553      $12.168      218,046
                                                               2004       $12.168      $12.984      182,539
                                                               2005       $12.984      $13.095      227,958
                                                               2006       $13.095      $13.820      936,505
                                                               2007       $13.820      $14.898      898,573
                                                               2008       $14.898      $12.537      714,766
                                                               2009       $12.537      $14.609      670,287
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                               2002       $10.000      $10.390            4
                                                               2003       $10.390      $12.464       31,401
                                                               2004       $12.464      $13.383       29,830
                                                               2005       $13.383      $14.089       40,883
                                                               2006       $14.089      $15.649      130,113
                                                               2007       $15.649      $15.851      142,847
                                                               2008       $15.851      $10.401      100,708
                                                               2009       $10.401      $13.839       89,383
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                               2002       $10.000      $10.800        3,560
                                                               2003       $10.800      $13.539      241,997
                                                               2004       $13.539      $14.804      172,124
                                                               2005       $14.804      $15.331      162,143
                                                               2006       $15.331      $17.489      266,435
                                                               2007       $17.489      $16.170      244,115
                                                               2008       $16.170       $9.755      223,397
                                                               2009        $9.755      $12.461      197,345


                              140     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                        2002       $10.000       $9.726         1,736
                                                        2003        $9.726      $11.331        43,250
                                                        2004       $11.331      $11.945        54,726
                                                        2005       $11.945      $13.308        49,402
                                                        2006       $13.308      $13.462        40,028
                                                        2007       $13.462      $13.168        38,972
                                                        2008       $13.168      $10.746        31,865
                                                        2009       $10.746      $13.325        27,216
------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                        2002       $10.000      $10.743           475
                                                        2003       $10.743      $13.378       120,256
                                                        2004       $13.378      $14.554        48,270
                                                        2005       $14.554      $14.766        57,946
                                                        2006       $14.766      $16.062       300,762
                                                        2007       $16.062      $16.246       292,179
                                                        2008       $16.246      $11.820       204,275
                                                        2009       $11.820      $17.470       183,498
------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                        2002       $10.000      $10.187         5,609
                                                        2003       $10.187      $10.469       263,037
                                                        2004       $10.469      $10.759       201,668
                                                        2005       $10.759      $10.838       232,164
                                                        2006       $10.838      $11.149     1,001,618
                                                        2007       $11.149      $11.544     1,052,702
                                                        2008       $11.544       $8.642       754,881
                                                        2009        $8.642      $12.472       619,477
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                        2002       $10.000      $10.606           683
                                                        2003       $10.606      $13.416        57,398
                                                        2004       $13.416      $15.341        79,696
                                                        2005       $15.341      $16.939        90,776
                                                        2006       $16.939      $21.291       244,922
                                                        2007       $21.291      $22.704       205,176
                                                        2008       $22.704      $12.523       164,011
                                                        2009       $12.523      $15.359       145,629
------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                        2002       $10.000      $10.409           302
                                                        2003       $10.409      $13.024        46,132
                                                        2004       $13.024      $14.437        19,447
                                                        2005       $14.437      $15.460        25,617
                                                        2006       $15.460      $17.334       114,672
                                                        2007       $17.334      $16.176        92,519
                                                        2008       $16.176       $9.623        61,381
                                                        2009        $9.623      $12.389        54,368


                              141     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                          2002       $10.000       $9.987         5,174
                                                          2003        $9.987       $9.878       199,617
                                                          2004        $9.878       $9.785        78,052
                                                          2005        $9.785       $9.873       106,156
                                                          2006        $9.873      $10.144     1,326,605
                                                          2007       $10.144      $10.459     1,230,632
                                                          2008       $10.459      $10.557     1,168,900
                                                          2009       $10.557      $10.411     1,045,501
--------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                          2002       $10.000      $10.381             0
                                                          2003       $10.381      $13.530        57,917
                                                          2004       $13.530      $14.687        29,678
                                                          2005       $14.687      $15.900        28,046
                                                          2006       $15.900      $16.987        56,689
                                                          2007       $16.987      $17.675        53,275
                                                          2008       $17.675      $10.654        46,425
                                                          2009       $10.654      $13.855        43,295
--------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                          2002       $10.000      $11.206         1,048
                                                          2003       $11.206      $14.610        58,917
                                                          2004       $14.610      $16.596        47,472
                                                          2005       $16.596      $17.296        78,202
                                                          2006       $17.296      $19.747       342,022
                                                          2007       $19.747      $18.481       367,814
                                                          2008       $18.481      $10.047       315,350
                                                          2009       $10.047       $9.460             0
--------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                          2002       $10.000      $10.644            66
                                                          2003       $10.644      $13.128        38,525
                                                          2004       $13.128      $13.896        25,803
                                                          2005       $13.896      $14.361        22,777
                                                          2006       $14.361      $15.733        17,578
                                                          2007       $15.733      $15.568        16,380
                                                          2008       $15.568       $9.415        16,221
                                                          2009        $9.415      $12.340        13,193
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2002       $10.000      $10.517         4,392
                                                          2003       $10.517      $12.113       147,503
                                                          2004       $12.113      $12.899       131,257
                                                          2005       $12.899      $13.202       148,439
                                                          2006       $13.202      $14.542       234,261
                                                          2007       $14.542      $14.446       206,764
                                                          2008       $14.446       $8.427       155,173
                                                          2009        $8.427      $10.418       144,056


                              142     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2002       $10.000      $11.472            0
                                                                    2003       $11.472      $14.093           14
                                                                    2004       $14.093      $16.864        7,591
                                                                    2005       $16.864      $18.020        6,607
                                                                    2006       $18.020      $22.529       37,029
                                                                    2007       $22.529      $26.590       34,126
                                                                    2008       $26.590      $18.188       31,541
                                                                    2009       $18.188      $19.216       25,166
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                    2002       $10.000      $10.374           66
                                                                    2003       $10.374      $13.596       32,814
                                                                    2004       $13.596      $15.869       37,929
                                                                    2005       $15.869      $17.515       34,660
                                                                    2006       $17.515      $18.177       43,154
                                                                    2007       $18.177      $18.568       38,321
                                                                    2008       $18.568       $9.950       30,685
                                                                    2009        $9.950      $13.586       27,854
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                    2002       $10.000      $10.111        2,714
                                                                    2003       $10.111      $12.429      204,603
                                                                    2004       $12.429      $12.847      232,660
                                                                    2005       $12.847      $13.363      220,448
                                                                    2006       $13.363      $13.866      183,695
                                                                    2007       $13.866      $14.398      171,556
                                                                    2008       $14.398       $8.922      134,351
                                                                    2009        $8.922      $14.390      120,884
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                    2004       $10.000      $11.130       46,225
                                                                    2005       $11.130      $12.171       43,238
                                                                    2006       $12.171      $12.567       40,593
                                                                    2007       $12.567      $14.543       31,988
                                                                    2008       $14.543       $7.609       24,363
                                                                    2009        $7.609      $11.709       22,391
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                                    2004       $10.000      $11.343       14,269
                                                                    2005       $11.343      $11.622       47,730
                                                                    2006       $11.622      $13.273      633,111
                                                                    2007       $13.273      $12.757      537,385
                                                                    2008       $12.757       $8.059      477,119
                                                                    2009        $8.059      $10.184      420,385


                              143     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2002       $10.000       $9.412          226
                                                          2003        $9.412      $11.767       49,664
                                                          2004       $11.767      $12.365       54,076
                                                          2005       $12.365      $13.098       53,013
                                                          2006       $13.098      $13.229      171,720
                                                          2007       $13.229      $15.184      151,568
                                                          2008       $15.184       $7.603      112,940
                                                          2009        $7.603      $12.394       91,359
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2002       $10.000      $10.655        3,194
                                                          2003       $10.655      $13.388      152,359
                                                          2004       $13.388      $15.035      119,515
                                                          2005       $15.035      $16.235      127,047
                                                          2006       $16.235      $18.530      443,130
                                                          2007       $18.530      $18.694      418,529
                                                          2008       $18.694      $12.471      341,355
                                                          2009       $12.471      $15.231      303,451
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000            0
                                                          2004       $10.000       $9.895       66,137
                                                          2005        $9.895       $9.975      118,151
                                                          2006        $9.975      $10.226      302,731
                                                          2007       $10.226      $10.511      398,400
                                                          2008       $10.511      $10.529      314,797
                                                          2009       $10.529      $10.368            0
--------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                          2002       $10.000      $11.062            0
                                                          2003       $11.062      $13.908       21,280
                                                          2004       $13.908      $15.067       16,192
                                                          2005       $15.067      $16.627       18,091
                                                          2006       $16.627      $18.131      100,034
                                                          2007       $18.131      $18.983       96,018
                                                          2008       $18.983      $15.882       83,252
                                                          2009       $15.882      $20.337       65,956
--------------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                          2004       $10.000      $10.967       16,162
                                                          2005       $10.967      $11.589       29,002
                                                          2006       $11.589      $12.840      280,682
                                                          2007       $12.840      $13.060      347,010
                                                          2008       $13.060       $9.937      331,539
                                                          2009        $9.937      $11.978      319,241


                              144     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                  2004       $10.000      $10.763       24,252
                                                  2005       $10.763      $12.257       26,735
                                                  2006       $12.257      $12.558      173,605
                                                  2007       $12.558      $15.064      150,677
                                                  2008       $15.064       $7.532       80,186
                                                  2009        $7.532      $12.272       67,644
------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.738        9,011
                                                  2005       $10.738      $12.203       10,641
                                                  2006       $12.203      $12.468      124,471
                                                  2007       $12.468      $14.926      106,403
                                                  2008       $14.926       $7.440       37,889
                                                  2009        $7.440      $12.092       26,990
------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                  2003       $10.000      $10.000            0
                                                  2004       $10.000      $11.098       14,221
                                                  2005       $11.098      $12.230       27,462
                                                  2006       $12.230      $14.625      272,665
                                                  2007       $14.625      $15.798      294,419
                                                  2008       $15.798      $11.048      255,720
                                                  2009       $11.048      $14.086      226,866
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.833       92,016
                                                  2007        $9.833      $11.864      215,863
                                                  2008       $11.864       $6.209      236,127
                                                  2009        $6.209       $9.616      186,191
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.593       20,071
                                                  2004       $13.593      $15.912       19,130
                                                  2005       $15.912      $17.677       17,888
                                                  2006       $17.677      $19.456       35,605
                                                  2007       $19.456      $19.712       38,349
                                                  2008       $19.712      $11.554       27,627
                                                  2009       $11.554      $16.675       26,656
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.306       58,610
                                                  2005       $11.306      $12.497       51,537
                                                  2006       $12.497      $14.844      112,320
                                                  2007       $14.844      $15.753      100,885
                                                  2008       $15.753       $9.101       86,957
                                                  2009        $9.101      $12.468       80,040


                              145     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                2004       $10.000      $11.300       14,404
                                                2005       $11.300      $12.472       20,338
                                                2006       $12.472      $14.805      114,995
                                                2007       $14.805      $15.697      163,770
                                                2008       $15.697       $9.049      159,408
                                                2009        $9.049      $12.392      137,628
----------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                2002       $10.000      $10.703        1,077
                                                2003       $10.703      $14.547       58,906
                                                2004       $14.547      $19.479       58,603
                                                2005       $19.479      $22.382       68,172
                                                2006       $22.382      $30.325      181,974
                                                2007       $30.325      $24.686      156,400
                                                2008       $24.686      $15.048      151,102
                                                2009       $15.048      $19.028      125,186
----------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                2009       $10.000      $12.783      270,276



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.


                              146     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3




                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.207         0
                                                            2007       $10.207      $11.673         0
                                                            2008       $11.673       $6.523         0
                                                            2009        $6.523       $8.616         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.397         0
                                                            2007       $10.397      $10.991         0
                                                            2008       $10.991       $8.020         0
                                                            2009        $8.020       $9.693         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.427         0
                                                            2007       $10.427      $11.179         0
                                                            2008       $11.179       $7.325         0
                                                            2009        $7.325       $9.182         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.436         0
                                                            2007       $10.436      $11.302         0
                                                            2008       $11.302       $6.813         0
                                                            2009        $6.813       $8.715         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.289         0
                                                            2007       $10.289      $10.624         0
                                                            2008       $10.624       $9.251         0
                                                            2009        $9.251      $10.341         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.686         0
                                                            2007        $9.686      $11.551         0
                                                            2008       $11.551       $6.220         0
                                                            2009        $6.220       $8.760         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.757         0
                                                            2007       $10.757      $11.031         0
                                                            2008       $11.031       $6.759         0
                                                            2009        $6.759       $8.325         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.818         0
                                                            2007        $9.818      $11.040         0
                                                            2008       $11.040       $6.501         0
                                                            2009        $6.501       $8.859         0


                              147     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                                  2003       $10.680      $13.292         794
                                                                  2004       $13.292      $14.336       1,584
                                                                  2005       $14.336      $14.472       1,014
                                                                  2006       $14.472      $16.477         963
                                                                  2007       $16.477      $15.469       1,185
                                                                  2008       $15.469       $9.782       1,244
                                                                  2009        $9.782      $12.072       1,094
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.171           0
                                                                  2005       $11.171      $11.069           0
                                                                  2006       $11.069      $12.763           0
                                                                  2007       $12.763      $12.911           0
                                                                  2008       $12.911       $8.856           0
                                                                  2009        $8.856      $11.709           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.501           0
                                                                  2005       $10.501      $10.349       7,469
                                                                  2006       $10.349      $11.192       6,505
                                                                  2007       $11.192      $11.592       6,371
                                                                  2008       $11.592       $7.400       6,487
                                                                  2009        $7.400       $9.361       6,662
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2003       $11.801      $15.428           0
                                                                  2004       $15.428      $16.770           0
                                                                  2005       $16.770      $17.137           0
                                                                  2006       $17.137      $18.164           0
                                                                  2007       $18.164      $19.700           0
                                                                  2008       $19.700      $11.045           0
                                                                  2009       $11.045      $15.464           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2003       $11.021      $14.453       5,633
                                                                  2004       $14.453      $17.440       5,461
                                                                  2005       $17.440      $18.498       5,412
                                                                  2006       $18.498      $21.102       4,871
                                                                  2007       $21.102      $20.084       4,745
                                                                  2008       $20.084      $13.117       4,658
                                                                  2009       $13.117      $16.520       4,515
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.190           0
                                                                  2005       $10.190      $10.176           0
                                                                  2006       $10.176      $10.322           0
                                                                  2007       $10.322      $10.728           0
                                                                  2008       $10.728      $11.255           0
                                                                  2009       $11.255      $11.315           0


                              148     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                      2006       $10.000      $10.951           0
                                                                      2007       $10.951      $11.942         200
                                                                      2008       $11.942       $8.331         199
                                                                      2009        $8.331      $10.018         197
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2003       $10.581      $12.591           0
                                                                      2004       $12.591      $13.829         404
                                                                      2005       $13.829      $14.909           0
                                                                      2006       $14.909      $17.211           0
                                                                      2007       $17.211      $17.364           0
                                                                      2008       $17.364      $10.648           0
                                                                      2009       $10.648      $13.088           0
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2003       $11.655      $16.748           0
                                                                      2004       $16.748      $20.367         274
                                                                      2005       $20.367      $25.309         241
                                                                      2006       $25.309      $31.613          34
                                                                      2007       $31.613      $39.694          98
                                                                      2008       $39.694      $18.304         169
                                                                      2009       $18.304      $30.806         157
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2003       $10.359      $13.497         785
                                                                      2004       $13.497      $15.599         785
                                                                      2005       $15.599      $16.759       3,619
                                                                      2006       $16.759      $19.847       3,197
                                                                      2007       $19.847      $22.342       3,034
                                                                      2008       $22.342      $12.988       3,180
                                                                      2009       $12.988      $17.356       3,016
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2003       $11.563      $12.792           0
                                                                      2004       $12.792      $14.312           0
                                                                      2005       $14.312      $13.526           0
                                                                      2006       $13.526      $14.875           0
                                                                      2007       $14.875      $16.099           0
                                                                      2008       $16.099      $16.672           0
                                                                      2009       $16.672      $19.294           0
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.887           0
                                                                      2005       $10.887      $11.355           0
                                                                      2006       $11.355      $12.694           0
                                                                      2007       $12.694      $13.208           0
                                                                      2008       $13.208       $9.186           0
                                                                      2009        $9.186      $11.284           0


                              149     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                             2004       $10.000      $10.339           0
                                                             2005       $10.339      $10.214       3,358
                                                             2006       $10.214      $10.890       3,659
                                                             2007       $10.890      $11.274       3,579
                                                             2008       $11.274       $9.065       2,148
                                                             2009        $9.065      $11.873       2,116
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.871           0
                                                             2005       $10.871      $10.946           0
                                                             2006       $10.946      $12.518           0
                                                             2007       $12.518      $12.624           0
                                                             2008       $12.624       $7.826       1,062
                                                             2009        $7.826       $9.073       1,183
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.119           0
                                                             2005       $11.119      $11.344           0
                                                             2006       $11.344      $11.936           0
                                                             2007       $11.936      $14.114           0
                                                             2008       $14.114       $8.499           0
                                                             2009        $8.499      $12.062           0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.102           0
                                                             2005       $11.102      $11.716       4,347
                                                             2006       $11.716      $12.823       3,504
                                                             2007       $12.823      $12.574       3,802
                                                             2008       $12.574       $7.435       4,518
                                                             2009        $7.435       $9.180       4,598
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2003       $10.319      $12.298       4,939
                                                             2004       $12.298      $14.322       4,736
                                                             2005       $14.322      $15.640       4,663
                                                             2006       $15.640      $15.664       4,465
                                                             2007       $15.664      $16.193       4,277
                                                             2008       $16.193       $8.019       3,927
                                                             2009        $8.019      $10.342       3,895
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                             2003       $11.085      $12.997           0
                                                             2004       $12.997      $13.914         468
                                                             2005       $13.914      $14.067         468
                                                             2006       $14.067      $15.207         469
                                                             2007       $15.207      $15.343         460
                                                             2008       $15.343       $8.435           0
                                                             2009        $8.435      $10.002           0


                              150     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $10.087           0
                                                               2005       $10.087      $10.066           0
                                                               2006       $10.066      $10.300           0
                                                               2007       $10.300      $10.453           0
                                                               2008       $10.453       $6.210           0
                                                               2009        $6.210       $6.603           0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                               2003       $10.000      $12.222           0
                                                               2004       $12.222      $12.707       1,319
                                                               2005       $12.707      $12.994       3,573
                                                               2006       $12.994      $13.644       3,427
                                                               2007       $13.644      $15.146       3,202
                                                               2008       $15.146       $8.025       4,955
                                                               2009        $8.025      $11.280       4,347
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2003       $10.062      $14.128           0
                                                               2004       $14.128      $16.377           0
                                                               2005       $16.377      $18.216         152
                                                               2006       $18.216      $20.848         140
                                                               2007       $20.848      $21.563         138
                                                               2008       $21.563      $12.545         135
                                                               2009       $12.545      $17.047         144
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                               2003       $11.708      $12.861       3,096
                                                               2004       $12.861      $13.636       3,274
                                                               2005       $13.636      $13.564       3,612
                                                               2006       $13.564      $14.448       3,461
                                                               2007       $14.448      $14.020       3,340
                                                               2008       $14.020       $2.929       3,933
                                                               2009        $2.929       $3.597       3,566
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                               2003       $10.442      $12.540       2,031
                                                               2004       $12.540      $13.346       1,958
                                                               2005       $13.346      $13.761       8,119
                                                               2006       $13.761      $15.400       6,907
                                                               2007       $15.400      $15.638       6,790
                                                               2008       $15.638       $9.358       7,509
                                                               2009        $9.358      $11.680       7,613
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2003       $10.692      $14.554         715
                                                               2004       $14.554      $16.914       1,046
                                                               2005       $16.914      $18.096       2,028
                                                               2006       $18.096      $20.234       1,714
                                                               2007       $20.234      $19.452       1,740
                                                               2008       $19.452      $11.759       2,077
                                                               2009       $11.759      $15.695       1,980


                              151     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                        2003       $11.224      $12.046       4,565
                                                        2004       $12.046      $12.737       6,173
                                                        2005       $12.737      $12.729       7,837
                                                        2006       $12.729      $13.310       8,414
                                                        2007       $13.310      $14.217       7,968
                                                        2008       $14.217      $11.855       5,798
                                                        2009       $11.855      $13.688       5,757
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                        2003       $10.730      $12.339           0
                                                        2004       $12.339      $13.128           0
                                                        2005       $13.128      $13.695         750
                                                        2006       $13.695      $15.072         736
                                                        2007       $15.072      $15.127         726
                                                        2008       $15.127       $9.835           0
                                                        2009        $9.835      $12.966           0
------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                        2003       $10.971      $13.404         263
                                                        2004       $13.404      $14.522         212
                                                        2005       $14.522      $14.902         179
                                                        2006       $14.902      $16.845         148
                                                        2007       $16.845      $15.431         132
                                                        2008       $15.431       $9.224         122
                                                        2009        $9.224      $11.675          81
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                        2003       $10.213      $11.218         116
                                                        2004       $11.218      $11.718          96
                                                        2005       $11.718      $12.935          80
                                                        2006       $12.935      $12.966          65
                                                        2007       $12.966      $12.566          53
                                                        2008       $12.566      $10.161          41
                                                        2009       $10.161      $12.484          22
------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                        2003       $11.841      $13.245           0
                                                        2004       $13.245      $14.277         391
                                                        2005       $14.277      $14.353         397
                                                        2006       $14.353      $15.470         387
                                                        2007       $15.470      $15.504         405
                                                        2008       $15.504      $11.177       3,131
                                                        2009       $11.177      $16.368       2,981
------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                        2003       $10.335      $10.364       1,290
                                                        2004       $10.364      $10.554       2,104
                                                        2005       $10.554      $10.535       7,068
                                                        2006       $10.535      $10.738       7,270
                                                        2007       $10.738      $11.016       7,160
                                                        2008       $11.016       $8.171       4,637
                                                        2009        $8.171      $11.686       4,048


                              152     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.554      $13.282      15,292
                                                   2004       $13.282      $15.049       8,870
                                                   2005       $15.049      $16.465       8,551
                                                   2006       $16.465      $20.507       8,194
                                                   2007       $20.507      $21.667       7,989
                                                   2008       $21.667      $11.841       7,104
                                                   2009       $11.841      $14.390       7,057
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.670      $12.894           0
                                                   2004       $12.894      $14.163           0
                                                   2005       $14.163      $15.027           0
                                                   2006       $15.027      $16.696           0
                                                   2007       $16.696      $15.437           0
                                                   2008       $15.437       $9.099           0
                                                   2009        $9.099      $11.607           0
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2003        $9.917       $9.779       1,411
                                                   2004        $9.779       $9.598       3,015
                                                   2005        $9.598       $9.597       8,670
                                                   2006        $9.597       $9.770       9,762
                                                   2007        $9.770       $9.981       9,632
                                                   2008        $9.981       $9.982       4,607
                                                   2009        $9.982       $9.754       7,609
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                   2003       $10.957      $13.395           0
                                                   2004       $13.395      $14.408           0
                                                   2005       $14.408      $15.456           0
                                                   2006       $15.456      $16.362           0
                                                   2007       $16.362      $16.868           0
                                                   2008       $16.868      $10.074           0
                                                   2009       $10.074      $12.980           0
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                   2003       $11.298      $14.464      12,046
                                                   2004       $14.464      $16.280      13,910
                                                   2005       $16.280      $16.812      15,326
                                                   2006       $16.812      $19.020      14,500
                                                   2007       $19.020      $17.637      14,265
                                                   2008       $17.637       $9.500      13,254
                                                   2009        $9.500       $8.935           0
-------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                   2003       $10.819      $12.997           0
                                                   2004       $12.997      $13.632           0
                                                   2005       $13.632      $13.960           0
                                                   2006       $13.960      $15.153           0
                                                   2007       $15.153      $14.856           0
                                                   2008       $14.856       $8.902           0
                                                   2009        $8.902      $11.561           0


                              153     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2003       $10.660      $11.992       1,563
                                                                    2004       $11.992      $12.654       1,561
                                                                    2005       $12.654      $12.833       2,112
                                                                    2006       $12.833      $14.006       1,869
                                                                    2007       $14.006      $13.786       1,731
                                                                    2008       $13.786       $7.968         833
                                                                    2009        $7.968       $9.761         530
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2003       $11.455      $13.971           0
                                                                    2004       $13.971      $16.543           0
                                                                    2005       $16.543      $17.516           0
                                                                    2006       $17.516      $21.699           0
                                                                    2007       $21.699      $25.376           0
                                                                    2008       $25.376      $17.199           0
                                                                    2009       $17.199      $18.004           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                    2003       $10.776      $13.460           0
                                                                    2004       $13.460      $15.567           0
                                                                    2005       $15.567      $17.025           0
                                                                    2006       $17.025      $17.507           0
                                                                    2007       $17.507      $17.719           0
                                                                    2008       $17.719       $9.408           0
                                                                    2009        $9.408      $12.729           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                    2003       $10.557      $12.305         813
                                                                    2004       $12.305      $12.603         915
                                                                    2005       $12.603      $12.989           0
                                                                    2006       $12.989      $13.355           0
                                                                    2007       $13.355      $13.740           0
                                                                    2008       $13.740       $8.436           0
                                                                    2009        $8.436      $13.482           0
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                    2004       $10.000      $11.062       1,030
                                                                    2005       $11.062      $11.986       1,030
                                                                    2006       $11.986      $12.263       1,003
                                                                    2007       $12.263      $14.061         955
                                                                    2008       $14.061       $7.289         956
                                                                    2009        $7.289      $11.114         956
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                                    2004       $10.000      $11.274           0
                                                                    2005       $11.274      $11.446       2,787
                                                                    2006       $11.446      $12.952       2,016
                                                                    2007       $12.952      $12.334       2,145
                                                                    2008       $12.334       $7.721       2,244
                                                                    2009        $7.721       $9.667       2,369


                              154     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2003        $9.909      $11.650      14,005
                                                          2004       $11.650      $12.129      16,837
                                                          2005       $12.129      $12.732      15,428
                                                          2006       $12.732      $12.742      14,773
                                                          2007       $12.742      $14.490      14,117
                                                          2008       $14.490       $7.189      12,744
                                                          2009        $7.189      $11.612      12,635
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2003       $10.757      $13.254       2,676
                                                          2004       $13.254      $14.749       2,467
                                                          2005       $14.749      $15.781       5,528
                                                          2006       $15.781      $17.848       4,770
                                                          2007       $17.848      $17.840       4,656
                                                          2008       $17.840      $11.792       4,541
                                                          2009       $11.792      $14.270       4,564
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000           0
                                                          2004       $10.000       $9.805           0
                                                          2005        $9.805       $9.793           0
                                                          2006        $9.793       $9.948           0
                                                          2007        $9.948      $10.132           0
                                                          2008       $10.132      $10.056       4,793
                                                          2009       $10.056       $9.815           0
--------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                          2003       $12.265      $13.770           0
                                                          2004       $13.770      $14.780           0
                                                          2005       $14.780      $16.162           0
                                                          2006       $16.162      $17.464           0
                                                          2007       $17.464      $18.115           0
                                                          2008       $18.115      $15.018           0
                                                          2009       $15.018      $19.054           0
--------------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                          2004       $10.000      $10.900           0
                                                          2005       $10.900      $11.413           0
                                                          2006       $11.413      $12.530           0
                                                          2007       $12.530      $12.627           0
                                                          2008       $12.627       $9.520           0
                                                          2009        $9.520      $11.370       2,501
--------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                          2004       $10.000      $10.697       3,557
                                                          2005       $10.697      $12.071       3,407
                                                          2006       $12.071      $12.254       3,405
                                                          2007       $12.254      $14.565       3,141
                                                          2008       $14.565       $7.216       3,594
                                                          2009        $7.216      $11.649       2,973


                              155     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.672           0
                                                  2005       $10.672      $12.018           0
                                                  2006       $12.018      $12.166           0
                                                  2007       $12.166      $14.432           0
                                                  2008       $14.432       $7.127           0
                                                  2009        $7.127      $11.478           0
------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                  2003       $10.000      $10.000           0
                                                  2004       $10.000      $10.996           0
                                                  2005       $10.996      $12.007           0
                                                  2006       $12.007      $14.228           0
                                                  2007       $14.228      $15.228         159
                                                  2008       $15.228      $10.551         157
                                                  2009       $10.551      $13.331         156
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.772           0
                                                  2007        $9.772      $11.682           0
                                                  2008       $11.682       $6.058           0
                                                  2009        $6.058       $9.296           0
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.510           0
                                                  2004       $13.510      $15.670           0
                                                  2005       $15.670      $17.250           0
                                                  2006       $17.250      $18.813           0
                                                  2007       $18.813      $18.885           0
                                                  2008       $18.885      $10.968           0
                                                  2009       $10.968      $15.684           0
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.237       1,038
                                                  2005       $11.237      $12.307       1,038
                                                  2006       $12.307      $14.486       1,011
                                                  2007       $14.486      $15.231         963
                                                  2008       $15.231       $8.719         963
                                                  2009        $8.719      $11.835         963
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                  2004       $10.000      $11.231           0
                                                  2005       $11.231      $12.282           0
                                                  2006       $12.282      $14.447           0
                                                  2007       $14.447      $15.176         153
                                                  2008       $15.176       $8.668         152
                                                  2009        $8.668      $11.763         150


                              156     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                  Number of
                                                       Accumulation Accumulation    Units
                                          For the Year  Unit Value   Unit Value  Outstanding
                                             Ending    at Beginning    at End      at End
Sub-Accounts                              December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                              2003       $11.357      $14.402       2,467
                                              2004       $14.402      $19.109       2,258
                                              2005       $19.109      $21.756       2,395
                                              2006       $21.756      $29.208       2,198
                                              2007       $29.208      $23.558       2,284
                                              2008       $23.558      $14.228       1,464
                                              2009       $14.228      $17.827       1,466
--------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                              2009       $10.000      $11.976      13,127



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.


                              157     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.270       58,931
                                                               2007       $10.270      $11.854      205,386
                                                               2008       $11.854       $6.685      199,825
                                                               2009        $6.685       $8.913      180,795
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.462       22,865
                                                               2007       $10.462      $11.161       49,421
                                                               2008       $11.161       $8.219       88,629
                                                               2009        $8.219      $10.026       71,540
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.491            0
                                                               2007       $10.491      $11.353            0
                                                               2008       $11.353       $7.507        8,967
                                                               2009        $7.507       $9.497        8,524
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.500        4,936
                                                               2007       $10.500      $11.477        3,177
                                                               2008       $11.477       $6.983        1,002
                                                               2009        $6.983       $9.015          607
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.352        2,423
                                                               2007       $10.352      $10.789        4,787
                                                               2008       $10.789       $9.481        6,169
                                                               2009        $9.481      $10.696       10,903
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.746            0
                                                               2007        $9.746      $11.730        1,813
                                                               2008       $11.730       $6.375        1,340
                                                               2009        $6.375       $9.061        1,008
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.824       22,952
                                                               2007       $10.824      $11.203       55,881
                                                               2008       $11.203       $6.928       58,510
                                                               2009        $6.928       $8.611       60,521
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.879        9,989
                                                               2007        $9.879      $11.212       38,987
                                                               2008       $11.212       $6.663       39,134
                                                               2009        $6.663       $9.164       36,579
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2002       $10.000      $10.853        1,895
                                                               2003       $10.853      $13.425       31,028
                                                               2004       $13.425      $14.614       68,823
                                                               2005       $14.614      $14.888       79,315
                                                               2006       $14.888      $17.107       84,562
                                                               2007       $17.107      $16.210       90,229
                                                               2008       $16.210      $10.345       80,421
                                                               2009       $10.345      $12.884       72,551


                              158     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.240       22,636
                                                                  2005       $11.240      $11.240      258,448
                                                                  2006       $11.240      $13.079      488,323
                                                                  2007       $13.079      $13.354      651,119
                                                                  2008       $13.354       $9.244      569,671
                                                                  2009        $9.244      $12.335      496,401
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.525        1,153
                                                                  2005       $10.525      $10.468      106,672
                                                                  2006       $10.468      $11.425      209,179
                                                                  2007       $11.425      $11.943      242,913
                                                                  2008       $11.943       $7.695      220,904
                                                                  2009        $7.695       $9.824      190,232
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.538            0
                                                                  2003       $11.538      $15.583        2,120
                                                                  2004       $15.583      $17.095        1,457
                                                                  2005       $17.095      $17.630        1,685
                                                                  2006       $17.630      $18.858        1,833
                                                                  2007       $18.858      $20.643        1,745
                                                                  2008       $20.643      $11.681        1,870
                                                                  2009       $11.681      $16.505        1,956
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.228            0
                                                                  2003       $11.228      $14.599       17,710
                                                                  2004       $14.599      $17.778       32,091
                                                                  2005       $17.778      $19.031       56,409
                                                                  2006       $19.031      $21.909       67,453
                                                                  2007       $21.909      $21.046       74,742
                                                                  2008       $21.046      $13.873       68,129
                                                                  2009       $13.873      $17.632       59,102
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.253        4,788
                                                                  2005       $10.253      $10.333       36,809
                                                                  2006       $10.333      $10.577       69,659
                                                                  2007       $10.577      $11.096       71,356
                                                                  2008       $11.096      $11.748       84,106
                                                                  2009       $11.748      $11.919      121,665
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                  2006       $10.000      $11.019       28,256
                                                                  2007       $11.019      $12.127      139,069
                                                                  2008       $12.127       $8.538      142,841
                                                                  2009        $8.538      $10.362      133,223


                              159     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.327            0
                                                                      2003       $10.327      $12.718       51,247
                                                                      2004       $12.718      $14.097       89,468
                                                                      2005       $14.097      $15.338      195,874
                                                                      2006       $15.338      $17.869      248,012
                                                                      2007       $17.869      $18.195      286,267
                                                                      2008       $18.195      $11.261      235,403
                                                                      2009       $11.261      $13.969      193,701
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $11.236            0
                                                                      2003       $11.236      $16.917        4,338
                                                                      2004       $16.917      $20.762       10,936
                                                                      2005       $20.762      $26.037       24,121
                                                                      2006       $26.037      $32.822       33,128
                                                                      2007       $32.822      $41.594       21,398
                                                                      2008       $41.594      $19.358       21,909
                                                                      2009       $19.358      $32.879       20,227
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.477            0
                                                                      2003       $10.477      $13.633       10,738
                                                                      2004       $13.633      $15.902       24,545
                                                                      2005       $15.902      $17.241      131,380
                                                                      2006       $17.241      $20.606      214,900
                                                                      2007       $20.606      $23.411      229,814
                                                                      2008       $23.411      $13.736      198,347
                                                                      2009       $13.736      $18.525      163,288
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.723        1,921
                                                                      2003       $10.723      $12.920        1,995
                                                                      2004       $12.920      $14.589        2,561
                                                                      2005       $14.589      $13.916        2,729
                                                                      2006       $13.916      $15.444        2,751
                                                                      2007       $15.444      $16.870        2,584
                                                                      2008       $16.870      $17.632        1,829
                                                                      2009       $17.632      $20.593        2,009
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.912        2,680
                                                                      2005       $10.912      $11.485       19,434
                                                                      2006       $11.485      $12.958       33,197
                                                                      2007       $12.958      $13.608       39,496
                                                                      2008       $13.608       $9.552       35,683
                                                                      2009        $9.552      $11.842       30,990


                              160     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                             2004       $10.000      $10.363        1,954
                                                             2005       $10.363      $10.332       64,927
                                                             2006       $10.332      $11.116      124,486
                                                             2007       $11.116      $11.615      173,757
                                                             2008       $11.615       $9.426      146,403
                                                             2009        $9.426      $12.459      128,757
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.896        7,786
                                                             2005       $10.896      $11.072       66,461
                                                             2006       $11.072      $12.778       96,277
                                                             2007       $12.778      $13.006      122,166
                                                             2008       $13.006       $8.137      105,589
                                                             2009        $8.137       $9.521       96,028
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.144           86
                                                             2005       $11.144      $11.475        6,838
                                                             2006       $11.475      $12.184       31,720
                                                             2007       $12.184      $14.541       42,332
                                                             2008       $14.541       $8.837       39,901
                                                             2009        $8.837      $12.658       28,179
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.127        2,907
                                                             2005       $11.127      $11.851       88,785
                                                             2006       $11.851      $13.090      113,220
                                                             2007       $13.090      $12.955      133,809
                                                             2008       $12.955       $7.732      127,162
                                                             2009        $7.732       $9.634      110,093
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2002       $10.000      $10.063            0
                                                             2003       $10.063      $12.422        8,483
                                                             2004       $12.422      $14.600       22,403
                                                             2005       $14.600      $16.090       30,987
                                                             2006       $16.090      $16.263       40,565
                                                             2007       $16.263      $16.969       36,754
                                                             2008       $16.969       $8.481       36,514
                                                             2009        $8.481      $11.038       33,983
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                             2002       $10.000      $10.699            0
                                                             2003       $10.699      $13.128       14,806
                                                             2004       $13.128      $14.184       25,039
                                                             2005       $14.184      $14.472       40,359
                                                             2006       $14.472      $15.789       46,580
                                                             2007       $15.789      $16.078       45,964
                                                             2008       $16.078       $8.921       44,678
                                                             2009        $8.921      $10.676       41,279


                              161     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.110        1,900
                                                              2005       $10.110      $10.182       19,950
                                                              2006       $10.182      $10.515      131,838
                                                              2007       $10.515      $10.770      250,642
                                                              2008       $10.770       $6.457      255,607
                                                              2009        $6.457       $6.929      257,461
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.298       16,293
                                                              2004       $12.298      $12.903       62,821
                                                              2005       $12.903      $13.316      119,313
                                                              2006       $13.316      $14.111      148,739
                                                              2007       $14.111      $15.810      121,790
                                                              2008       $15.810       $8.454      106,556
                                                              2009        $8.454      $11.993       82,580
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.150            0
                                                              2003       $10.150      $14.270        4,146
                                                              2004       $14.270      $16.695       18,071
                                                              2005       $16.695      $18.740       21,315
                                                              2006       $18.740      $21.645       21,514
                                                              2007       $21.645      $22.595       24,156
                                                              2008       $22.595      $13.267       18,696
                                                              2009       $13.267      $18.195       15,856
------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.663            0
                                                              2003       $10.663      $12.991           12
                                                              2004       $12.991      $13.901       41,186
                                                              2005       $13.901      $13.955       48,901
                                                              2006       $13.955      $15.000       61,033
                                                              2007       $15.000      $14.691       66,322
                                                              2008       $14.691       $3.098       87,042
                                                              2009        $3.098       $3.840       70,920
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.179        1,945
                                                              2003       $10.179      $12.666       26,782
                                                              2004       $12.666      $13.604       59,125
                                                              2005       $13.604      $14.157      140,753
                                                              2006       $14.157      $15.989      202,184
                                                              2007       $15.989      $16.387      197,820
                                                              2008       $16.387       $9.897      190,381
                                                              2009        $9.897      $12.466      166,920


                              162     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.356            0
                                                               2003       $10.356      $14.701       14,941
                                                               2004       $14.701      $17.242       25,485
                                                               2005       $17.242      $18.617       41,748
                                                               2006       $18.617      $21.007       54,905
                                                               2007       $21.007      $20.384       54,188
                                                               2008       $20.384      $12.436       48,848
                                                               2009       $12.436      $16.752       41,773
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.553        1,928
                                                               2003       $10.553      $12.168       41,097
                                                               2004       $12.168      $12.984       77,772
                                                               2005       $12.984      $13.095      191,974
                                                               2006       $13.095      $13.820      247,776
                                                               2007       $13.820      $14.898      297,150
                                                               2008       $14.898      $12.537      258,453
                                                               2009       $12.537      $14.609      243,833
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                               2002       $10.000      $10.390            0
                                                               2003       $10.390      $12.464        8,988
                                                               2004       $12.464      $13.383       14,779
                                                               2005       $13.383      $14.089       22,697
                                                               2006       $14.089      $15.649       33,202
                                                               2007       $15.649      $15.851       29,202
                                                               2008       $15.851      $10.401       22,083
                                                               2009       $10.401      $13.839       20,871
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                               2002       $10.000      $10.800            0
                                                               2003       $10.800      $14.093        2,112
                                                               2004       $14.093      $14.804       49,986
                                                               2005       $14.804      $15.331       53,041
                                                               2006       $15.331      $17.489       51,557
                                                               2007       $17.489      $16.170       56,846
                                                               2008       $16.170       $9.755       35,860
                                                               2009        $9.755      $12.461       31,367
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                               2002       $10.000       $9.726            0
                                                               2003        $9.726      $11.331          978
                                                               2004       $11.331      $11.945        1,958
                                                               2005       $11.945      $13.308        2,147
                                                               2006       $13.308      $13.462        2,250
                                                               2007       $13.462      $13.168        2,107
                                                               2008       $13.168      $10.746        1,552
                                                               2009       $10.746      $13.325          398


                              163     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2002       $10.000      $10.743            0
                                                   2003       $10.743      $13.378       20,709
                                                   2004       $13.378      $14.554       39,241
                                                   2005       $14.554      $14.766       58,158
                                                   2006       $14.766      $16.062       84,296
                                                   2007       $16.062      $16.246       90,170
                                                   2008       $16.246      $11.820       71,506
                                                   2009       $11.820      $17.470       63,317
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2002       $10.000      $10.187            0
                                                   2003       $10.187      $10.469       33,742
                                                   2004       $10.469      $10.759       65,425
                                                   2005       $10.759      $10.838      153,673
                                                   2006       $10.838      $11.149      278,298
                                                   2007       $11.149      $11.544      316,107
                                                   2008       $11.544       $8.642      257,346
                                                   2009        $8.642      $12.472      195,766
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2002       $10.000      $10.606            0
                                                   2003       $10.606      $13.416       16,560
                                                   2004       $13.416      $15.341       23,536
                                                   2005       $15.341      $16.939       34,205
                                                   2006       $16.939      $21.291       56,149
                                                   2007       $21.291      $22.704       67,587
                                                   2008       $22.704      $12.523       61,723
                                                   2009       $12.523      $15.359       57,600
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2002       $10.000      $10.409            0
                                                   2003       $10.409      $13.024        4,222
                                                   2004       $13.024      $14.437        5,134
                                                   2005       $14.437      $15.460       14,206
                                                   2006       $15.460      $17.334       28,439
                                                   2007       $17.334      $16.176       33,309
                                                   2008       $16.176       $9.623       21,458
                                                   2009        $9.623      $12.389       19,349
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2002       $10.000       $9.987            0
                                                   2003        $9.987       $9.878        3,503
                                                   2004        $9.878       $9.785       25,745
                                                   2005        $9.785       $9.873      132,095
                                                   2006        $9.873      $10.144      212,468
                                                   2007       $10.144      $10.459      333,114
                                                   2008       $10.459      $10.557      236,819
                                                   2009       $10.557      $10.411      245,324


                              164     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                                    2002       $10.000      $10.381           0
                                                                    2003       $10.381      $13.530       4,646
                                                                    2004       $13.530      $14.687       4,607
                                                                    2005       $14.687      $15.900       4,534
                                                                    2006       $15.900      $16.987       4,578
                                                                    2007       $16.987      $17.675       3,706
                                                                    2008       $17.675      $10.654       1,418
                                                                    2009       $10.654      $13.855         482
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                                    2002       $10.000      $11.206           0
                                                                    2003       $11.206      $14.610       3,413
                                                                    2004       $14.610      $16.596       9,332
                                                                    2005       $16.596      $17.296      52,908
                                                                    2006       $17.296      $19.747      83,473
                                                                    2007       $19.747      $18.481      99,643
                                                                    2008       $18.481      $10.047      92,634
                                                                    2009       $10.047       $9.460           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                                    2002       $10.000      $10.644           0
                                                                    2003       $10.644      $13.128       2,239
                                                                    2004       $13.128      $13.896       4,387
                                                                    2005       $13.896      $14.361       4,597
                                                                    2006       $14.361      $15.733       4,443
                                                                    2007       $15.733      $15.568       3,226
                                                                    2008       $15.568       $9.415       2,745
                                                                    2009        $9.415      $12.340       1,662
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2002       $10.000      $10.517           0
                                                                    2003       $10.517      $12.113      24,540
                                                                    2004       $12.113      $12.899      64,309
                                                                    2005       $12.899      $13.202      58,344
                                                                    2006       $13.202      $14.542      72,048
                                                                    2007       $14.542      $14.446      67,765
                                                                    2008       $14.446       $8.427      38,767
                                                                    2009        $8.427      $10.418      33,425
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2002       $10.000      $11.472           0
                                                                    2003       $11.472      $14.093       2,112
                                                                    2004       $14.093      $16.864       5,170
                                                                    2005       $16.864      $18.020       5,057
                                                                    2006       $18.020      $22.529       4,787
                                                                    2007       $22.529      $26.590       2,885
                                                                    2008       $26.590      $18.188       2,084
                                                                    2009       $18.188      $19.216       2,203


                              165     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                       2002       $10.000      $10.374            0
                                                       2003       $10.374      $13.596        9,417
                                                       2004       $13.596      $15.869       15,619
                                                       2005       $15.869      $17.515       12,925
                                                       2006       $17.515      $18.177        9,150
                                                       2007       $18.177      $18.568        7,663
                                                       2008       $18.568       $9.950        6,265
                                                       2009        $9.950      $13.586        5,142
-----------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                       2002       $10.000      $10.111            0
                                                       2003       $10.111      $12.429       44,440
                                                       2004       $12.429      $12.847       54,946
                                                       2005       $12.847      $13.363       71,627
                                                       2006       $13.363      $13.866       70,383
                                                       2007       $13.866      $14.398       64,271
                                                       2008       $14.398       $8.922       51,527
                                                       2009        $8.922      $14.390       44,697
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                       2004       $10.000      $11.130        5,000
                                                       2005       $11.130      $12.171        9,550
                                                       2006       $12.171      $12.567        7,898
                                                       2007       $12.567      $14.543        7,549
                                                       2008       $14.543       $7.609        6,352
                                                       2009        $7.609      $11.709        5,887
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                       2004       $10.000      $11.343       29,089
                                                       2005       $11.343      $11.622      104,771
                                                       2006       $11.622      $13.273      162,673
                                                       2007       $13.273      $12.757      166,026
                                                       2008       $12.757       $8.059      133,110
                                                       2009        $8.059      $10.184      123,616
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                       2002       $10.000       $9.412            0
                                                       2003        $9.412      $11.767        4,800
                                                       2004       $11.767      $12.365       16,427
                                                       2005       $12.365      $13.098       35,171
                                                       2006       $13.098      $13.229       43,766
                                                       2007       $13.229      $15.184       46,533
                                                       2008       $15.184       $7.603       41,011
                                                       2009        $7.603      $12.394       33,167


                              166     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2002       $10.000      $10.655            0
                                                          2003       $10.655      $13.388       16,041
                                                          2004       $13.388      $15.035       55,062
                                                          2005       $15.035      $16.235       97,713
                                                          2006       $16.235      $18.530      121,276
                                                          2007       $18.530      $18.694      125,665
                                                          2008       $18.694      $12.471      111,525
                                                          2009       $12.471      $15.231       92,694
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000            0
                                                          2004       $10.000       $9.895       23,867
                                                          2005        $9.895       $9.975       76,491
                                                          2006        $9.975      $10.226       55,566
                                                          2007       $10.226      $10.511       52,997
                                                          2008       $10.511      $10.529       45,546
                                                          2009       $10.529      $10.368            0
--------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                          2002       $10.000      $11.062            0
                                                          2003       $11.062      $13.908        2,511
                                                          2004       $13.908      $15.067        7,583
                                                          2005       $15.067      $16.627       20,297
                                                          2006       $16.627      $18.131       24,735
                                                          2007       $18.131      $18.983       25,013
                                                          2008       $18.983      $15.882       22,345
                                                          2009       $15.882      $20.337       22,960
--------------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                          2004       $10.000      $10.967       40,892
                                                          2005       $10.967      $11.589       82,180
                                                          2006       $11.589      $12.840      139,142
                                                          2007       $12.840      $13.060      160,968
                                                          2008       $13.060       $9.937      149,835
                                                          2009        $9.937      $11.978      125,212
--------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                          2004       $10.000      $10.763        7,291
                                                          2005       $10.763      $12.257        6,860
                                                          2006       $12.257      $12.558        5,209
                                                          2007       $12.558      $15.064        4,795
                                                          2008       $15.064       $7.532        3,861
                                                          2009        $7.532      $12.272        3,428
--------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2004       $10.000      $10.738        4,141
                                                          2005       $10.738      $12.203        5,702
                                                          2006       $12.203      $12.468        8,295
                                                          2007       $12.468      $14.926        8,181
                                                          2008       $14.926       $7.440        8,649
                                                          2009        $7.440      $12.092        5,348


                              167     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                  2003       $10.000      $10.000            0
                                                  2004       $10.000      $11.098       20,294
                                                  2005       $11.098      $12.230       67,795
                                                  2006       $12.230      $14.625      126,365
                                                  2007       $14.625      $15.798      126,897
                                                  2008       $15.798      $11.048      108,420
                                                  2009       $11.048      $14.086       97,432
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.833       33,087
                                                  2007        $9.833      $11.864       55,991
                                                  2008       $11.864       $6.209       61,786
                                                  2009        $6.209       $9.616       51,479
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.593        1,742
                                                  2004       $13.593      $15.912        8,905
                                                  2005       $15.912      $17.677       12,996
                                                  2006       $17.677      $19.456       11,922
                                                  2007       $19.456      $19.712        9,527
                                                  2008       $19.712      $11.554        7,698
                                                  2009       $11.554      $16.675        7,106
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.306       17,454
                                                  2005       $11.306      $12.497       18,097
                                                  2006       $12.497      $14.844       17,725
                                                  2007       $14.844      $15.753       14,683
                                                  2008       $15.753       $9.101       13,906
                                                  2009        $9.101      $12.468       12,012
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                  2004       $10.000      $11.300       18,683
                                                  2005       $11.300      $12.472       23,225
                                                  2006       $12.472      $14.805       40,335
                                                  2007       $14.805      $15.697       53,940
                                                  2008       $15.697       $9.049       55,316
                                                  2009        $9.049      $12.392       47,020
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2002       $10.000      $10.703            0
                                                  2003       $10.703      $14.547       10,341
                                                  2004       $14.547      $19.479       25,715
                                                  2005       $19.479      $22.382       34,738
                                                  2006       $22.382      $30.325       37,755
                                                  2007       $30.325      $24.686       45,700
                                                  2008       $24.686      $15.048       41,215
                                                  2009       $15.048      $19.028       37,874
------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                  2009       $10.000      $12.783       79,948



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.


                              168     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.207         0
                                                            2007       $10.207      $11.673         0
                                                            2008       $11.673       $6.523         0
                                                            2009        $6.523       $8.616         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.397         0
                                                            2007       $10.397      $10.991         0
                                                            2008       $10.991       $8.020         0
                                                            2009        $8.020       $9.693         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.427         0
                                                            2007       $10.427      $11.179         0
                                                            2008       $11.179       $7.325         0
                                                            2009        $7.325       $9.182         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.436         0
                                                            2007       $10.436      $11.302         0
                                                            2008       $11.302       $6.813         0
                                                            2009        $6.813       $8.715         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.289         0
                                                            2007       $10.289      $10.624         0
                                                            2008       $10.624       $9.251         0
                                                            2009        $9.251      $10.341         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.686         0
                                                            2007        $9.686      $11.551         0
                                                            2008       $11.551       $6.220         0
                                                            2009        $6.220       $8.760         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.757         0
                                                            2007       $10.757      $11.031         0
                                                            2008       $11.031       $6.759         0
                                                            2009        $6.759       $8.325         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.818         0
                                                            2007        $9.818      $11.040         0
                                                            2008       $11.040       $6.501         0
                                                            2009        $6.501       $8.859         0


                              169     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                                  2003       $10.680      $13.292         0
                                                                  2004       $13.292      $14.336         0
                                                                  2005       $14.336      $14.472         0
                                                                  2006       $14.472      $16.477         0
                                                                  2007       $16.477      $15.469         0
                                                                  2008       $15.469       $9.782         0
                                                                  2009        $9.782      $12.072         0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.171         0
                                                                  2005       $11.171      $11.069         0
                                                                  2006       $11.069      $12.763         0
                                                                  2007       $12.763      $12.911         0
                                                                  2008       $12.911       $8.856         0
                                                                  2009        $8.856      $11.709         0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.501         0
                                                                  2005       $10.501      $10.349        40
                                                                  2006       $10.349      $11.192        40
                                                                  2007       $11.192      $11.592        40
                                                                  2008       $11.592       $7.400        40
                                                                  2009        $7.400       $9.361        39
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2003       $11.801      $15.428         0
                                                                  2004       $15.428      $16.770         0
                                                                  2005       $16.770      $17.137         0
                                                                  2006       $17.137      $18.164         0
                                                                  2007       $18.164      $19.700         0
                                                                  2008       $19.700      $11.045         0
                                                                  2009       $11.045      $15.464         0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2003       $11.021      $14.453         0
                                                                  2004       $14.453      $17.440         0
                                                                  2005       $17.440      $18.498         0
                                                                  2006       $18.498      $21.102         0
                                                                  2007       $21.102      $20.084         0
                                                                  2008       $20.084      $13.117         0
                                                                  2009       $13.117      $16.520         0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.190         0
                                                                  2005       $10.190      $10.176         0
                                                                  2006       $10.176      $10.322         0
                                                                  2007       $10.322      $10.728         0
                                                                  2008       $10.728      $11.255         0
                                                                  2009       $11.255      $11.315         0


                              170     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                      2006       $10.000      $10.951          0
                                                                      2007       $10.951      $11.942          0
                                                                      2008       $11.942       $8.331          0
                                                                      2009        $8.331      $10.018          0
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2003       $10.581      $12.591          0
                                                                      2004       $12.591      $13.829          0
                                                                      2005       $13.829      $14.909          0
                                                                      2006       $14.909      $17.211        552
                                                                      2007       $17.211      $17.364        548
                                                                      2008       $17.364      $10.648        545
                                                                      2009       $10.648      $13.088        540
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2003       $11.655      $16.748          0
                                                                      2004       $16.748      $20.367          0
                                                                      2005       $20.367      $25.309          0
                                                                      2006       $25.309      $31.613          0
                                                                      2007       $31.613      $39.694          0
                                                                      2008       $39.694      $18.304          0
                                                                      2009       $18.304      $30.806          0
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2003       $10.359      $13.497          0
                                                                      2004       $13.497      $15.599          0
                                                                      2005       $15.599      $16.759          0
                                                                      2006       $16.759      $19.847        281
                                                                      2007       $19.847      $22.342        279
                                                                      2008       $22.342      $12.988        277
                                                                      2009       $12.988      $17.356        275
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2003       $11.563      $12.792          0
                                                                      2004       $12.792      $14.312          0
                                                                      2005       $14.312      $13.526          0
                                                                      2006       $13.526      $14.875          0
                                                                      2007       $14.875      $16.099          0
                                                                      2008       $16.099      $16.672          0
                                                                      2009       $16.672      $19.294          0
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.887          0
                                                                      2005       $10.887      $11.355          0
                                                                      2006       $11.355      $12.694          0
                                                                      2007       $12.694      $13.208          0
                                                                      2008       $13.208       $9.186          0
                                                                      2009        $9.186      $11.284          0


                              171     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                             2004       $10.000      $10.339         0
                                                             2005       $10.339      $10.214         0
                                                             2006       $10.214      $10.890         0
                                                             2007       $10.890      $11.274         0
                                                             2008       $11.274       $9.065         0
                                                             2009        $9.065      $11.873         0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.871         0
                                                             2005       $10.871      $10.946         0
                                                             2006       $10.946      $12.518         0
                                                             2007       $12.518      $12.624         0
                                                             2008       $12.624       $7.826         0
                                                             2009        $7.826       $9.073         0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.119         0
                                                             2005       $11.119      $11.344         0
                                                             2006       $11.344      $11.936         0
                                                             2007       $11.936      $14.114         0
                                                             2008       $14.114       $8.499         0
                                                             2009        $8.499      $12.062         0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.102         0
                                                             2005       $11.102      $11.716         0
                                                             2006       $11.716      $12.823         0
                                                             2007       $12.823      $12.574         0
                                                             2008       $12.574       $7.435         0
                                                             2009        $7.435       $9.180         0
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2003       $10.319      $12.298         0
                                                             2004       $12.298      $14.322         0
                                                             2005       $14.322      $15.640         0
                                                             2006       $15.640      $15.664         0
                                                             2007       $15.664      $16.193         0
                                                             2008       $16.193       $8.019         0
                                                             2009        $8.019      $10.342         0
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                             2003       $11.085      $12.997         0
                                                             2004       $12.997      $13.914         0
                                                             2005       $13.914      $14.067         0
                                                             2006       $14.067      $15.207         0
                                                             2007       $15.207      $15.343         0
                                                             2008       $15.343       $8.435         0
                                                             2009        $8.435      $10.002         0


                              172     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.087          0
                                                              2005       $10.087      $10.066          0
                                                              2006       $10.066      $10.300          0
                                                              2007       $10.300      $10.453          0
                                                              2008       $10.453       $6.210          0
                                                              2009        $6.210       $6.603          0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.222          0
                                                              2004       $12.222      $12.707          0
                                                              2005       $12.707      $12.994          0
                                                              2006       $12.994      $13.644          0
                                                              2007       $13.644      $15.146          0
                                                              2008       $15.146       $8.025          0
                                                              2009        $8.025      $11.280          0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                              2003       $10.062      $14.128          0
                                                              2004       $14.128      $16.377          0
                                                              2005       $16.377      $18.216          0
                                                              2006       $18.216      $20.848          0
                                                              2007       $20.848      $21.563          0
                                                              2008       $21.563      $12.545          0
                                                              2009       $12.545      $17.047          0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                              2003       $11.708      $12.861          0
                                                              2004       $12.861      $13.636          0
                                                              2005       $13.636      $13.564          0
                                                              2006       $13.564      $14.448          0
                                                              2007       $14.448      $14.020          0
                                                              2008       $14.020       $2.929          0
                                                              2009        $2.929       $3.597          0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                              2003       $10.442      $12.540        370
                                                              2004       $12.540      $13.346        498
                                                              2005       $13.346      $13.761        525
                                                              2006       $13.761      $15.400         29
                                                              2007       $15.400      $15.638         29
                                                              2008       $15.638       $9.358         29
                                                              2009        $9.358      $11.680         29


                              173     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2003       $10.692      $14.554        321
                                                               2004       $14.554      $16.914        428
                                                               2005       $16.914      $18.096        213
                                                               2006       $18.096      $20.234        211
                                                               2007       $20.234      $19.452        210
                                                               2008       $19.452      $11.759        209
                                                               2009       $11.759      $15.695        207
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                               2003       $11.224      $12.046          0
                                                               2004       $12.046      $12.737          0
                                                               2005       $12.737      $12.729          0
                                                               2006       $12.729      $13.310          0
                                                               2007       $13.310      $14.217          0
                                                               2008       $14.217      $11.855          0
                                                               2009       $11.855      $13.688          0
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                               2003       $10.730      $12.339          0
                                                               2004       $12.339      $13.128          0
                                                               2005       $13.128      $13.695          0
                                                               2006       $13.695      $15.072          0
                                                               2007       $15.072      $15.127          0
                                                               2008       $15.127       $9.835          0
                                                               2009        $9.835      $12.966          0
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                               2003       $10.971      $13.404          0
                                                               2004       $13.404      $14.522          0
                                                               2005       $14.522      $14.902          0
                                                               2006       $14.902      $16.845          0
                                                               2007       $16.845      $15.431          0
                                                               2008       $15.431       $9.224          0
                                                               2009        $9.224      $11.675          0
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                               2003       $10.213      $11.218          0
                                                               2004       $11.218      $11.718          0
                                                               2005       $11.718      $12.935          0
                                                               2006       $12.935      $12.966          0
                                                               2007       $12.966      $12.566          0
                                                               2008       $12.566      $10.161          0
                                                               2009       $10.161      $12.484          0


                              174     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2003       $11.841      $13.245         0
                                                   2004       $13.245      $14.277         0
                                                   2005       $14.277      $14.353         0
                                                   2006       $14.353      $15.470         0
                                                   2007       $15.470      $15.504         0
                                                   2008       $15.504      $11.177         0
                                                   2009       $11.177      $16.368         0
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2003       $10.335      $10.364         0
                                                   2004       $10.364      $10.554         0
                                                   2005       $10.554      $10.535         0
                                                   2006       $10.535      $10.738         0
                                                   2007       $10.738      $11.016         0
                                                   2008       $11.016       $8.171         0
                                                   2009        $8.171      $11.686         0
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.554      $13.282         0
                                                   2004       $13.282      $15.049         0
                                                   2005       $15.049      $16.465         0
                                                   2006       $16.465      $20.507         0
                                                   2007       $20.507      $21.667         0
                                                   2008       $21.667      $11.841         0
                                                   2009       $11.841      $14.390         0
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.670      $12.894         0
                                                   2004       $12.894      $14.163         0
                                                   2005       $14.163      $15.027         0
                                                   2006       $15.027      $16.696         0
                                                   2007       $16.696      $15.437         0
                                                   2008       $15.437       $9.099         0
                                                   2009        $9.099      $11.607         0
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2003        $9.917       $9.779         0
                                                   2004        $9.779       $9.598         0
                                                   2005        $9.598       $9.597         0
                                                   2006        $9.597       $9.770         0
                                                   2007        $9.770       $9.981         0
                                                   2008        $9.981       $9.982         0
                                                   2009        $9.982       $9.754         0


                              175     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                                    2003       $10.957      $13.395          0
                                                                    2004       $13.395      $14.408          0
                                                                    2005       $14.408      $15.456          0
                                                                    2006       $15.456      $16.362          0
                                                                    2007       $16.362      $16.868          0
                                                                    2008       $16.868      $10.074          0
                                                                    2009       $10.074      $12.980          0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                                    2003       $11.298      $14.464          0
                                                                    2004       $14.464      $16.280          0
                                                                    2005       $16.280      $16.812          0
                                                                    2006       $16.812      $19.020          0
                                                                    2007       $19.020      $17.637          0
                                                                    2008       $17.637       $9.500          0
                                                                    2009        $9.500       $8.935          0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                                    2003       $10.819      $12.997        356
                                                                    2004       $12.997      $13.632        481
                                                                    2005       $13.632      $13.960        478
                                                                    2006       $13.960      $15.153          0
                                                                    2007       $15.153      $14.856          0
                                                                    2008       $14.856       $8.902          0
                                                                    2009        $8.902      $11.561          0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2003       $10.660      $11.992          0
                                                                    2004       $11.992      $12.654          0
                                                                    2005       $12.654      $12.833          0
                                                                    2006       $12.833      $14.006          0
                                                                    2007       $14.006      $13.786          0
                                                                    2008       $13.786       $7.968          0
                                                                    2009        $7.968       $9.761          0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2003       $11.623      $13.975          0
                                                                    2004       $13.975      $16.543          0
                                                                    2005       $16.543      $17.516          0
                                                                    2006       $17.516      $21.699          0
                                                                    2007       $21.699      $25.376          0
                                                                    2008       $25.376      $17.199          0
                                                                    2009       $17.199      $18.004          0


                              176     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                          2003       $10.776      $13.460          0
                                                          2004       $13.460      $15.567          0
                                                          2005       $15.567      $17.025          0
                                                          2006       $17.025      $17.507          0
                                                          2007       $17.507      $17.719          0
                                                          2008       $17.719       $9.408          0
                                                          2009        $9.408      $12.729          0
--------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                          2003       $10.557      $12.305          0
                                                          2004       $12.305      $12.603          0
                                                          2005       $12.603      $12.989          0
                                                          2006       $12.989      $13.355          0
                                                          2007       $13.355      $13.740          0
                                                          2008       $13.740       $8.436          0
                                                          2009        $8.436      $13.482          0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.062          0
                                                          2005       $11.062      $11.986          0
                                                          2006       $11.986      $12.263          0
                                                          2007       $12.263      $14.061          0
                                                          2008       $14.061       $7.289          0
                                                          2009        $7.289      $11.114          0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.274          0
                                                          2005       $11.274      $11.446          0
                                                          2006       $11.446      $12.952          0
                                                          2007       $12.952      $12.334          0
                                                          2008       $12.334       $7.721          0
                                                          2009        $7.721       $9.667          0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2003        $9.909      $11.650          0
                                                          2004       $11.650      $12.129          0
                                                          2005       $12.129      $12.732          0
                                                          2006       $12.732      $12.742          0
                                                          2007       $12.742      $14.490          0
                                                          2008       $14.490       $7.189          0
                                                          2009        $7.189      $11.612          0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2003       $10.757      $13.254        354
                                                          2004       $13.254      $14.749        476
                                                          2005       $14.749      $15.781        499
                                                          2006       $15.781      $17.848        625
                                                          2007       $17.848      $17.840        621
                                                          2008       $17.840      $11.792        617
                                                          2009       $11.792      $14.270        611


                              177     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                     2003       $10.000      $10.000            0
                                                     2004       $10.000       $9.805            0
                                                     2005        $9.805       $9.793            0
                                                     2006        $9.793       $9.948            0
                                                     2007        $9.948      $10.132            0
                                                     2008       $10.132      $10.056            0
                                                     2009       $10.056       $9.815            0
---------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                     2003       $12.265      $13.770            0
                                                     2004       $13.770      $14.780            0
                                                     2005       $14.780      $16.162            0
                                                     2006       $16.162      $17.464            0
                                                     2007       $17.464      $18.115            0
                                                     2008       $18.115      $15.018            0
                                                     2009       $15.018      $19.054            0
---------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                     2004       $10.000      $10.900            0
                                                     2005       $10.900      $11.413            0
                                                     2006       $11.413      $12.530            0
                                                     2007       $12.530      $12.627            0
                                                     2008       $12.627       $9.520            0
                                                     2009        $9.520      $11.370            0
---------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                     2004       $10.000      $10.697            0
                                                     2005       $10.697      $12.071            0
                                                     2006       $12.071      $12.254      688,857
                                                     2007       $12.254      $14.565          851
                                                     2008       $14.565       $7.216          845
                                                     2009        $7.216      $11.649          838
---------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                     2004       $10.000      $10.672            0
                                                     2005       $10.672      $12.018            0
                                                     2006       $12.018      $12.166            0
                                                     2007       $12.166      $14.432            0
                                                     2008       $14.432       $7.127            0
                                                     2009        $7.127      $11.478            0
---------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                     2003       $10.000      $10.000            0
                                                     2004       $10.000      $10.996            0
                                                     2005       $10.996      $12.007            0
                                                     2006       $12.007      $14.228            0
                                                     2007       $14.228      $15.228            0
                                                     2008       $15.228      $10.551            0
                                                     2009       $10.551      $13.331            0


                              178     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.772          0
                                                  2007        $9.772      $11.682          0
                                                  2008       $11.682       $6.058          0
                                                  2009        $6.058       $9.296          0
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.510          0
                                                  2004       $13.510      $15.670          0
                                                  2005       $15.670      $17.250          0
                                                  2006       $17.250      $18.813        211
                                                  2007       $18.813      $18.885        210
                                                  2008       $18.885      $10.968        208
                                                  2009       $10.968      $15.684        207
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.237        629
                                                  2005       $11.237      $12.307        313
                                                  2006       $12.307      $14.486        311
                                                  2007       $14.486      $15.231        309
                                                  2008       $15.231       $8.719        307
                                                  2009        $8.719      $11.835        304
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                  2004       $10.000      $11.231          0
                                                  2005       $11.231      $12.282          0
                                                  2006       $12.282      $14.447          0
                                                  2007       $14.447      $15.176          0
                                                  2008       $15.176       $8.668          0
                                                  2009        $8.668      $11.763          0
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2003       $11.357      $14.402          0
                                                  2004       $14.402      $19.109          0
                                                  2005       $19.109      $21.756          0
                                                  2006       $21.756      $29.208          0
                                                  2007       $29.208      $23.558          0
                                                  2008       $23.558      $14.228          0
                                                  2009       $14.228      $17.827          0
------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                  2009       $10.000      $11.976          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.


                              179     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.263      414,282
                                                            2007       $10.263      $11.834      723,702
                                                            2008       $11.834       $6.667      709,286
                                                            2009        $6.667       $8.879      601,778
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.454      130,383
                                                            2007       $10.454      $11.142      148,898
                                                            2008       $11.142       $8.197       65,773
                                                            2009        $8.197       $9.989       55,401
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.484       36,399
                                                            2007       $10.484      $11.333       99,598
                                                            2008       $11.333       $7.487       65,030
                                                            2009        $7.487       $9.462       27,133
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.493       42,087
                                                            2007       $10.493      $11.458       40,167
                                                            2008       $11.458       $6.964       88,559
                                                            2009        $6.964       $8.981       82,513
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.345        9,730
                                                            2007       $10.345      $10.771       10,156
                                                            2008       $10.771       $9.455        4,355
                                                            2009        $9.455      $10.656        3,997
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.739        7,984
                                                            2007        $9.739      $11.710       10,829
                                                            2008       $11.710       $6.358       16,378
                                                            2009        $6.358       $9.027        9,794
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.816       37,450
                                                            2007       $10.816      $11.184       47,278
                                                            2008       $11.184       $6.909       85,968
                                                            2009        $6.909       $8.579       72,421
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.872       94,755
                                                            2007        $9.872      $11.192      192,846
                                                            2008       $11.192       $6.645      203,011
                                                            2009        $6.645       $9.130      175,340


                              180     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $10.851           347
                                                                  2003       $10.851      $13.409       117,457
                                                                  2004       $13.409      $14.582       236,098
                                                                  2005       $14.582      $14.840       310,781
                                                                  2006       $14.840      $17.034       302,687
                                                                  2007       $17.034      $16.124       261,390
                                                                  2008       $16.124      $10.280       205,726
                                                                  2009       $10.280      $12.790       177,653
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.233        66,922
                                                                  2005       $11.233      $11.221     1,005,366
                                                                  2006       $11.221      $13.044     2,122,022
                                                                  2007       $13.044      $13.304     2,815,817
                                                                  2008       $13.304       $9.200     2,181,007
                                                                  2009        $9.200      $12.264     1,764,424
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.523         2,116
                                                                  2005       $10.523      $10.455       378,307
                                                                  2006       $10.455      $11.399       825,544
                                                                  2007       $11.399      $11.903     1,001,796
                                                                  2008       $11.903       $7.661       880,173
                                                                  2009        $7.661       $9.771       773,389
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.535           434
                                                                  2003       $11.535      $15.564         4,327
                                                                  2004       $15.564      $17.057         3,941
                                                                  2005       $17.057      $17.572         8,813
                                                                  2006       $17.572      $18.778         7,164
                                                                  2007       $18.778      $20.534         5,267
                                                                  2008       $20.534      $11.608         2,199
                                                                  2009       $11.608      $16.384         1,637
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.225           860
                                                                  2003       $11.225      $14.581       101,030
                                                                  2004       $14.581      $17.739       168,475
                                                                  2005       $17.739      $18.969       285,208
                                                                  2006       $18.969      $21.816       356,890
                                                                  2007       $21.816      $20.935       345,544
                                                                  2008       $20.935      $13.785       247,439
                                                                  2009       $13.785      $17.504       206,772


                              181     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                 2004       $10.000      $10.246        42,893
                                                                 2005       $10.246      $10.315       136,448
                                                                 2006       $10.315      $10.549       257,214
                                                                 2007       $10.549      $11.055       355,522
                                                                 2008       $11.055      $11.693       492,222
                                                                 2009       $11.693      $11.851       483,472
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                 2006       $10.000      $11.011       320,169
                                                                 2007       $11.011      $12.107       558,370
                                                                 2008       $12.107       $8.515       496,269
                                                                 2009        $8.515      $10.323       331,500
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.324         2,174
                                                                 2003       $10.324      $12.703       148,918
                                                                 2004       $12.703      $14.065       358,905
                                                                 2005       $14.065      $15.288       688,072
                                                                 2006       $15.288      $17.793     1,079,337
                                                                 2007       $17.793      $18.099     1,269,936
                                                                 2008       $18.099      $11.190     1,016,065
                                                                 2009       $11.190      $13.867       797,516
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $11.233             0
                                                                 2003       $11.233      $16.896        54,196
                                                                 2004       $16.896      $20.715        85,691
                                                                 2005       $20.715      $25.952       122,683
                                                                 2006       $25.952      $32.682       166,538
                                                                 2007       $32.682      $41.374       194,282
                                                                 2008       $41.374      $19.236       150,573
                                                                 2009       $19.236      $32.639       122,960
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.475           640
                                                                 2003       $10.475      $13.616        53,801
                                                                 2004       $13.616      $15.866       104,501
                                                                 2005       $15.866      $17.185       354,268
                                                                 2006       $17.185      $20.518       733,746
                                                                 2007       $20.518      $23.288       922,024
                                                                 2008       $23.288      $13.649       778,137
                                                                 2009       $13.649      $18.389       662,465


                              182     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.721          135
                                                                      2003       $10.721      $12.905       12,812
                                                                      2004       $12.905      $14.556        4,209
                                                                      2005       $14.556      $13.871        5,030
                                                                      2006       $13.871      $15.378        5,249
                                                                      2007       $15.378      $16.780        3,012
                                                                      2008       $16.780      $17.521        4,760
                                                                      2009       $17.521      $20.443        3,046
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.909        1,724
                                                                      2005       $10.909      $11.471       75,627
                                                                      2006       $11.471      $12.929      147,228
                                                                      2007       $12.929      $13.563      126,050
                                                                      2008       $13.563       $9.511       98,141
                                                                      2009        $9.511      $11.779      102,450
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                                      2004       $10.000      $10.360        3,670
                                                                      2005       $10.360      $10.319      188,567
                                                                      2006       $10.319      $11.091      388,338
                                                                      2007       $11.091      $11.577      495,383
                                                                      2008       $11.577       $9.386      389,523
                                                                      2009        $9.386      $12.393      331,061
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                                      2004       $10.000      $10.893       11,058
                                                                      2005       $10.893      $11.057      149,184
                                                                      2006       $11.057      $12.749      311,007
                                                                      2007       $12.749      $12.963      391,344
                                                                      2008       $12.963       $8.102      269,542
                                                                      2009        $8.102       $9.471      227,548
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                                      2004       $10.000      $11.141        2,150
                                                                      2005       $11.141      $11.460       37,104
                                                                      2006       $11.460      $12.156      134,749
                                                                      2007       $12.156      $14.493      199,136
                                                                      2008       $14.493       $8.799      163,727
                                                                      2009        $8.799      $12.590      155,579
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                                      2004       $10.000      $11.124           16
                                                                      2005       $11.124      $11.836      431,792
                                                                      2006       $11.836      $13.060      720,550
                                                                      2007       $13.060      $12.913      767,839
                                                                      2008       $12.913       $7.698      649,218
                                                                      2009        $7.698       $9.582      528,877


                              183     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.060            0
                                                              2003       $10.060      $12.406       22,549
                                                              2004       $12.406      $14.567       68,809
                                                              2005       $14.567      $16.038      102,358
                                                              2006       $16.038      $16.193      132,006
                                                              2007       $16.193      $16.879      111,355
                                                              2008       $16.879       $8.427       65,981
                                                              2009        $8.427      $10.958       57,944
------------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.696            0
                                                              2003       $10.696      $13.112       73,942
                                                              2004       $13.112      $14.152      124,555
                                                              2005       $14.152      $14.425      184,065
                                                              2006       $14.425      $15.722      190,342
                                                              2007       $15.722      $15.993      170,766
                                                              2008       $15.993       $8.865      129,736
                                                              2009        $8.865      $10.598      124,736
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.108          274
                                                              2005       $10.108      $10.169       55,948
                                                              2006       $10.169      $10.491      456,364
                                                              2007       $10.491      $10.734      845,679
                                                              2008       $10.734       $6.429      791,707
                                                              2009        $6.429       $6.893      755,522
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.289       45,608
                                                              2004       $12.289      $12.881      124,466
                                                              2005       $12.881      $13.280      313,104
                                                              2006       $13.280      $14.059      394,571
                                                              2007       $14.059      $15.735      358,649
                                                              2008       $15.735       $8.405      328,673
                                                              2009        $8.405      $11.912      258,339
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.148            0
                                                              2003       $10.148      $14.253       38,933
                                                              2004       $14.253      $16.657       62,907
                                                              2005       $16.657      $18.679       59,949
                                                              2006       $18.679      $21.553       90,930
                                                              2007       $21.553      $22.475       82,603
                                                              2008       $22.475      $13.184       61,365
                                                              2009       $13.184      $18.062       47,429


                              184     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.661          508
                                                               2003       $10.661      $12.975       81,371
                                                               2004       $12.975      $13.869      165,436
                                                               2005       $13.869      $13.909      197,061
                                                               2006       $13.909      $14.936      160,880
                                                               2007       $14.936      $14.614      134,180
                                                               2008       $14.614       $3.078      135,257
                                                               2009        $3.078       $3.811      139,723
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.177        1,007
                                                               2003       $10.177      $12.650       83,324
                                                               2004       $12.650      $13.574      196,103
                                                               2005       $13.574      $14.111      446,470
                                                               2006       $14.111      $15.921      653,766
                                                               2007       $15.921      $16.300      674,700
                                                               2008       $16.300       $9.835      587,158
                                                               2009        $9.835      $12.375      499,694
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.354          745
                                                               2003       $10.354      $14.682       58,798
                                                               2004       $14.682      $17.203      106,502
                                                               2005       $17.203      $18.556      180,178
                                                               2006       $18.556      $20.918      260,535
                                                               2007       $20.918      $20.276      252,429
                                                               2008       $20.276      $12.357      187,285
                                                               2009       $12.357      $16.629      145,775
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.551            0
                                                               2003       $10.551      $12.153      261,984
                                                               2004       $12.153      $12.955      475,970
                                                               2005       $12.955      $13.052      837,415
                                                               2006       $13.052      $13.761      941,030
                                                               2007       $13.761      $14.819      918,620
                                                               2008       $14.819      $12.458      681,916
                                                               2009       $12.458      $14.502      542,217
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                               2002       $10.000      $10.388            0
                                                               2003       $10.388      $12.448       12,054
                                                               2004       $12.448      $13.353       35,146
                                                               2005       $13.353      $14.043      132,476
                                                               2006       $14.043      $15.582      172,913
                                                               2007       $15.582      $15.767      162,161
                                                               2008       $15.767      $10.335      107,317
                                                               2009       $10.335      $13.738       95,280


                              185     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                        2002       $10.000      $10.798        1,666
                                                        2003       $10.798      $14.075       15,549
                                                        2004       $14.075      $14.771      186,092
                                                        2005       $14.771      $15.281      223,540
                                                        2006       $15.281      $17.414      189,319
                                                        2007       $17.414      $16.084      159,148
                                                        2008       $16.084       $9.693      116,929
                                                        2009        $9.693      $12.370      100,412
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                        2002       $10.000       $9.724            0
                                                        2003        $9.724      $11.317       24,389
                                                        2004       $11.317      $11.919       34,838
                                                        2005       $11.919      $13.264       31,655
                                                        2006       $13.264      $13.405       24,547
                                                        2007       $13.405      $13.098       12,934
                                                        2008       $13.098      $10.678       23,876
                                                        2009       $10.678      $13.227       21,918
------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                        2002       $10.000      $10.741        1,550
                                                        2003       $10.741      $13.362      114,140
                                                        2004       $13.362      $14.521      182,596
                                                        2005       $14.521      $14.718      293,917
                                                        2006       $14.718      $15.993      301,544
                                                        2007       $15.993      $16.161      305,846
                                                        2008       $16.161      $11.746      217,102
                                                        2009       $11.746      $17.342      215,207
------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                        2002       $10.000      $10.185        1,811
                                                        2003       $10.185      $10.456      155,621
                                                        2004       $10.456      $10.735      329,460
                                                        2005       $10.735      $10.803      676,821
                                                        2006       $10.803      $11.101      914,327
                                                        2007       $11.101      $11.482      932,946
                                                        2008       $11.482       $8.587      701,127
                                                        2009        $8.587      $12.381      537,163
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                        2002       $10.000      $10.604          319
                                                        2003       $10.604      $13.399       50,972
                                                        2004       $13.399      $15.306       72,525
                                                        2005       $15.306      $16.884      136,789
                                                        2006       $16.884      $21.200      208,019
                                                        2007       $21.200      $22.584      267,987
                                                        2008       $22.584      $12.444      235,795
                                                        2009       $12.444      $15.247      216,061


                              186     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                2002       $10.000      $10.407           150
                                                2003       $10.407      $13.008        41,343
                                                2004       $13.008      $14.405        41,743
                                                2005       $14.405      $15.409        60,847
                                                2006       $15.409      $17.260        59,846
                                                2007       $17.260      $16.090        56,727
                                                2008       $16.090       $9.562        57,533
                                                2009        $9.562      $12.299        53,186
----------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                2002       $10.000       $9.985             0
                                                2003        $9.985       $9.865       652,592
                                                2004        $9.865       $9.763       641,522
                                                2005        $9.763       $9.841       952,353
                                                2006        $9.841      $10.100     1,202,292
                                                2007       $10.100      $10.404     1,302,640
                                                2008       $10.404      $10.491       895,485
                                                2009       $10.491      $10.335     1,009,635
----------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                2002       $10.000      $10.379         1,640
                                                2003       $10.379      $13.513        20,679
                                                2004       $13.513      $14.654        33,167
                                                2005       $14.654      $15.849        32,056
                                                2006       $15.849      $16.915        20,031
                                                2007       $16.915      $17.582         4,574
                                                2008       $17.582      $10.587         3,141
                                                2009       $10.587      $13.753         2,744
----------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                2002       $10.000      $11.204           424
                                                2003       $11.204      $14.592        48,650
                                                2004       $14.592      $16.559        96,870
                                                2005       $16.559      $17.239       252,139
                                                2006       $17.239      $19.663       343,255
                                                2007       $19.663      $18.384       382,838
                                                2008       $18.384       $9.984       325,754
                                                2009        $9.984       $9.399             0
----------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                2002       $10.000      $10.642             0
                                                2003       $10.642      $13.112         7,152
                                                2004       $13.112      $13.865        14,354
                                                2005       $13.865      $14.315        14,048
                                                2006       $14.315      $15.665        13,472
                                                2007       $15.665      $15.485         9,001
                                                2008       $15.485       $9.355        10,330
                                                2009        $9.355      $12.250         6,797


                              187     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2002       $10.000      $10.515        2,030
                                                                    2003       $10.515      $12.098       79,093
                                                                    2004       $12.098      $12.870      157,776
                                                                    2005       $12.870      $13.159      218,982
                                                                    2006       $13.159      $14.480      184,184
                                                                    2007       $14.480      $14.370      248,096
                                                                    2008       $14.370       $8.374      166,587
                                                                    2009        $8.374      $10.342      141,098
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2002       $10.000      $11.470            0
                                                                    2003       $11.470      $14.075       15,549
                                                                    2004       $14.075      $16.826       25,933
                                                                    2005       $16.826      $17.961       23,337
                                                                    2006       $17.961      $22.432       18,945
                                                                    2007       $22.432      $26.449       13,069
                                                                    2008       $26.449      $18.074        8,045
                                                                    2009       $18.074      $19.076        6,771
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                    2002       $10.000      $10.372        2,547
                                                                    2003       $10.372      $13.579       50,687
                                                                    2004       $13.579      $15.833       82,701
                                                                    2005       $15.833      $17.458       64,526
                                                                    2006       $17.458      $18.099       58,064
                                                                    2007       $18.099      $18.470       51,749
                                                                    2008       $18.470       $9.887       29,195
                                                                    2009        $9.887      $13.487       18,368
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                    2002       $10.000      $10.109          617
                                                                    2003       $10.109      $12.414      153,342
                                                                    2004       $12.414      $12.818      248,311
                                                                    2005       $12.818      $13.320      317,126
                                                                    2006       $13.320      $13.807      316,832
                                                                    2007       $13.807      $14.322      249,085
                                                                    2008       $14.322       $8.865      189,190
                                                                    2009        $8.865      $14.284      131,514
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                    2004       $10.000      $11.122       49,268
                                                                    2005       $11.122      $12.150       62,073
                                                                    2006       $12.150      $12.533       45,545
                                                                    2007       $12.533      $14.489       39,401
                                                                    2008       $14.489       $7.573       12,991
                                                                    2009        $7.573      $11.641        9,989


                              188     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.336       53,964
                                                          2005       $11.336      $11.603      402,711
                                                          2006       $11.603      $13.237      647,016
                                                          2007       $13.237      $12.709      665,447
                                                          2008       $12.709       $8.021      537,414
                                                          2009        $8.021      $10.126      407,245
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2002       $10.000       $9.410            0
                                                          2003        $9.410      $11.753       31,986
                                                          2004       $11.753      $12.337       49,070
                                                          2005       $12.337      $13.056       81,791
                                                          2006       $13.056      $13.172       88,072
                                                          2007       $13.172      $15.104       83,140
                                                          2008       $15.104       $7.555       61,776
                                                          2009        $7.555      $12.304       53,009
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2002       $10.000      $10.653            0
                                                          2003       $10.653      $13.371       74,198
                                                          2004       $13.371      $15.002      146,747
                                                          2005       $15.002      $16.182      296,595
                                                          2006       $16.182      $18.451      387,496
                                                          2007       $18.451      $18.595      334,095
                                                          2008       $18.595      $12.392      257,830
                                                          2009       $12.392      $15.120      219,842
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000            0
                                                          2004       $10.000       $9.885       95,428
                                                          2005        $9.885       $9.955      276,059
                                                          2006        $9.955      $10.195      280,454
                                                          2007       $10.195      $10.468      394,938
                                                          2008       $10.468      $10.475      436,606
                                                          2009       $10.475      $10.306            0
--------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                          2002       $10.000      $11.059            0
                                                          2003       $11.059      $13.891       12,459
                                                          2004       $13.891      $15.033       61,335
                                                          2005       $15.033      $16.573       87,995
                                                          2006       $16.573      $18.054      103,578
                                                          2007       $18.054      $18.882       98,940
                                                          2008       $18.882      $15.782       58,386
                                                          2009       $15.782      $20.188       54,461


                              189     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.959       70,540
                                                  2005       $10.959      $11.570      222,716
                                                  2006       $11.570      $12.805      415,319
                                                  2007       $12.805      $13.011      401,611
                                                  2008       $13.011       $9.890      326,479
                                                  2009        $9.890      $11.909      245,044
------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                  2004       $10.000      $10.756       63,467
                                                  2005       $10.756      $12.236       57,712
                                                  2006       $12.236      $12.524       44,233
                                                  2007       $12.524      $15.008       18,828
                                                  2008       $15.008       $7.497       15,161
                                                  2009        $7.497      $12.202        9,385
------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.731       41,130
                                                  2005       $10.731      $12.183       39,564
                                                  2006       $12.183      $12.434       34,463
                                                  2007       $12.434      $14.871       30,048
                                                  2008       $14.871       $7.405       31,018
                                                  2009        $7.405      $12.022       21,686
------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                  2003       $10.000      $10.000            0
                                                  2004       $10.000      $11.086       36,213
                                                  2005       $11.086      $12.205      306,837
                                                  2006       $12.205      $14.580      671,532
                                                  2007       $14.580      $15.734      793,322
                                                  2008       $15.734      $10.992      696,993
                                                  2009       $10.992      $14.000      582,715
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.826      151,344
                                                  2007        $9.826      $11.844      287,553
                                                  2008       $11.844       $6.192      303,564
                                                  2009        $6.192       $9.580      218,132
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.584       13,341
                                                  2004       $13.584      $15.885       33,746
                                                  2005       $15.885      $17.630       45,386
                                                  2006       $17.630      $19.384       35,762
                                                  2007       $19.384      $19.619       33,493
                                                  2008       $19.619      $11.488       39,583
                                                  2009       $11.488      $16.562       23,722


                              190     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                2004       $10.000      $11.299      104,318
                                                2005       $11.299      $12.476      113,259
                                                2006       $12.476      $14.804       85,256
                                                2007       $14.804      $15.694       65,948
                                                2008       $15.694       $9.058       32,724
                                                2009        $9.058      $12.397       24,906
----------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                2004       $10.000      $11.292       33,745
                                                2005       $11.292      $12.451       71,563
                                                2006       $12.451      $14.765      150,213
                                                2007       $14.765      $15.638      209,679
                                                2008       $15.638       $9.006      181,842
                                                2009        $9.006      $12.320      160,274
----------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                2002       $10.000      $10.701            0
                                                2003       $10.701      $14.529       19,376
                                                2004       $14.529      $19.436      121,865
                                                2005       $19.436      $22.309      275,668
                                                2006       $22.309      $30.195      378,389
                                                2007       $30.195      $24.555      372,415
                                                2008       $24.555      $14.953      326,604
                                                2009       $14.953      $18.888      264,687
----------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                2009       $10.000      $12.689      283,803



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.


                              191     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.200         0
                                                            2007       $10.200      $11.653         0
                                                            2008       $11.653       $6.505         0
                                                            2009        $6.505       $8.584         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.390         0
                                                            2007       $10.390      $10.972         0
                                                            2008       $10.972       $7.998         0
                                                            2009        $7.998       $9.657         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.420         0
                                                            2007       $10.420      $11.160         0
                                                            2008       $11.160       $7.305         0
                                                            2009        $7.305       $9.147         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.428         0
                                                            2007       $10.428      $11.282         0
                                                            2008       $11.282       $6.795         0
                                                            2009        $6.795       $8.682         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.281         0
                                                            2007       $10.281      $10.606         0
                                                            2008       $10.606       $9.225         0
                                                            2009        $9.225      $10.302         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.680         0
                                                            2007        $9.680      $11.531         0
                                                            2008       $11.531       $6.203         0
                                                            2009        $6.203       $8.727         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.750         0
                                                            2007       $10.750      $11.012         0
                                                            2008       $11.012       $6.741         0
                                                            2009        $6.741       $8.293         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.811         0
                                                            2007        $9.811      $11.021         0
                                                            2008       $11.021       $6.483         0
                                                            2009        $6.483       $8.826         0


                              192     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                                  2003       $10.675      $13.275         544
                                                                  2004       $13.275      $14.304       1,424
                                                                  2005       $14.304      $14.424       1,453
                                                                  2006       $14.424      $16.406         423
                                                                  2007       $16.406      $15.386         428
                                                                  2008       $15.386       $9.720         938
                                                                  2009        $9.720      $11.983         628
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.164           0
                                                                  2005       $11.164      $11.050         467
                                                                  2006       $11.050      $12.728         508
                                                                  2007       $12.728      $12.862         485
                                                                  2008       $12.862       $8.813         450
                                                                  2009        $8.813      $11.641         449
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.499           0
                                                                  2005       $10.499      $10.336           0
                                                                  2006       $10.336      $11.166           0
                                                                  2007       $11.166      $11.553           0
                                                                  2008       $11.553       $7.368           0
                                                                  2009        $7.368       $9.311           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2003       $11.794      $15.409           0
                                                                  2004       $15.409      $16.732           0
                                                                  2005       $16.732      $17.080           0
                                                                  2006       $17.080      $18.085           0
                                                                  2007       $18.085      $19.595           0
                                                                  2008       $19.595      $10.975           0
                                                                  2009       $10.975      $15.350           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2003       $11.014      $14.435       4,865
                                                                  2004       $14.435      $17.401       5,390
                                                                  2005       $17.401      $18.438       5,354
                                                                  2006       $18.438      $21.012         873
                                                                  2007       $21.012      $19.977         754
                                                                  2008       $19.977      $13.034         697
                                                                  2009       $13.034      $16.398           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.183           0
                                                                  2005       $10.183      $10.158           0
                                                                  2006       $10.158      $10.294           0
                                                                  2007       $10.294      $10.688           0
                                                                  2008       $10.688      $11.201           0
                                                                  2009       $11.201      $11.249           0


                              193     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                      2006       $10.000      $10.943           0
                                                                      2007       $10.943      $11.921           0
                                                                      2008       $11.921       $8.308         675
                                                                      2009        $8.308       $9.980         731
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2003       $10.575      $12.576       3,040
                                                                      2004       $12.576      $13.797       4,637
                                                                      2005       $13.797      $14.860       4,937
                                                                      2006       $14.860      $17.137       1,078
                                                                      2007       $17.137      $17.271       1,022
                                                                      2008       $17.271      $10.580         939
                                                                      2009       $10.580      $12.991         613
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2003       $11.648      $16.727       1,444
                                                                      2004       $16.727      $20.321       1,931
                                                                      2005       $20.321      $25.226       1,763
                                                                      2006       $25.226      $31.477         324
                                                                      2007       $31.477      $39.483         280
                                                                      2008       $39.483      $18.188         259
                                                                      2009       $18.188      $30.579           0
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2003       $10.354      $13.480           0
                                                                      2004       $13.480      $15.564           0
                                                                      2005       $15.564      $16.704           0
                                                                      2006       $16.704      $19.762         512
                                                                      2007       $19.762      $22.223         442
                                                                      2008       $22.223      $12.906         409
                                                                      2009       $12.906      $17.228           0
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2003       $11.557      $12.776           0
                                                                      2004       $12.776      $14.279           0
                                                                      2005       $14.279      $13.482           0
                                                                      2006       $13.482      $14.811           0
                                                                      2007       $14.811      $16.013           0
                                                                      2008       $16.013      $16.566           0
                                                                      2009       $16.566      $19.152           0
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.884           0
                                                                      2005       $10.884      $11.340         318
                                                                      2006       $11.340      $12.665         344
                                                                      2007       $12.665      $13.164         329
                                                                      2008       $13.164       $9.146         305
                                                                      2009        $9.146      $11.224         304


                              194     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                             2004       $10.000      $10.336           0
                                                             2005       $10.336      $10.201         170
                                                             2006       $10.201      $10.865         185
                                                             2007       $10.865      $11.236         176
                                                             2008       $11.236       $9.026         164
                                                             2009        $9.026      $11.809         163
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.868           0
                                                             2005       $10.868      $10.932         324
                                                             2006       $10.932      $12.489       1,925
                                                             2007       $12.489      $12.582       1,695
                                                             2008       $12.582       $7.792       1,569
                                                             2009        $7.792       $9.024         311
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.116           0
                                                             2005       $11.116      $11.330           0
                                                             2006       $11.330      $11.908           0
                                                             2007       $11.908      $14.067           0
                                                             2008       $14.067       $8.462           0
                                                             2009        $8.462      $11.997           0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.099           0
                                                             2005       $11.099      $11.701         307
                                                             2006       $11.701      $12.793       1,834
                                                             2007       $12.793      $12.533       1,614
                                                             2008       $12.533       $7.403       1,494
                                                             2009        $7.403       $9.131         294
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2003       $10.314      $12.283           0
                                                             2004       $12.283      $14.289           0
                                                             2005       $14.289      $15.589           0
                                                             2006       $15.589      $15.596           0
                                                             2007       $15.596      $16.107           0
                                                             2008       $16.107       $7.968           0
                                                             2009        $7.968      $10.266           0
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                             2003       $11.079      $12.981           0
                                                             2004       $12.981      $13.883         212
                                                             2005       $13.883      $14.021         526
                                                             2006       $14.021      $15.142         300
                                                             2007       $15.142      $15.262         285
                                                             2008       $15.262       $8.382         321
                                                             2009        $8.382       $9.928         304


                              195     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $10.084           0
                                                               2005       $10.084      $10.053           0
                                                               2006       $10.053      $10.277           0
                                                               2007       $10.277      $10.418           0
                                                               2008       $10.418       $6.183           0
                                                               2009        $6.183       $6.568           0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                               2003       $10.000      $12.214         995
                                                               2004       $12.214      $12.685       2,545
                                                               2005       $12.685      $12.958       2,564
                                                               2006       $12.958      $13.593         896
                                                               2007       $13.593      $15.074         792
                                                               2008       $15.074       $7.978         792
                                                               2009        $7.978      $11.203         355
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2003       $10.056      $14.111           0
                                                               2004       $14.111      $16.340           0
                                                               2005       $16.340      $18.156           0
                                                               2006       $18.156      $20.759           0
                                                               2007       $20.759      $21.448           0
                                                               2008       $21.448      $12.465           0
                                                               2009       $12.465      $16.921           0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                               2003       $11.702      $12.845           0
                                                               2004       $12.845      $13.605         612
                                                               2005       $13.605      $13.520       1,545
                                                               2006       $13.520      $14.385         895
                                                               2007       $14.385      $13.945         884
                                                               2008       $13.945       $2.910       2,605
                                                               2009        $2.910       $3.571       2,405
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                               2003       $10.436      $12.524       6,474
                                                               2004       $12.524      $13.315       7,620
                                                               2005       $13.315      $13.716       7,865
                                                               2006       $13.716      $15.334       1,003
                                                               2007       $15.334      $15.555         952
                                                               2008       $15.555       $9.299         878
                                                               2009        $9.299      $11.594         505
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2003       $10.686      $14.536         487
                                                               2004       $14.536      $16.875         802
                                                               2005       $16.875      $18.037         772
                                                               2006       $18.037      $20.146         346
                                                               2007       $20.146      $19.349         345
                                                               2008       $19.349      $11.684         302
                                                               2009       $11.684      $15.579          18


                              196     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                        2003       $11.218      $12.031           0
                                                        2004       $11.218      $12.708       1,731
                                                        2005       $12.708      $12.687       2,773
                                                        2006       $12.687      $13.253       2,387
                                                        2007       $13.253      $14.141       2,094
                                                        2008       $14.141      $11.779       1,772
                                                        2009       $11.779      $13.587         632
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                        2003       $10.724      $12.324       6,221
                                                        2004       $12.324      $13.098       9,245
                                                        2005       $13.098      $13.650       9,405
                                                        2006       $13.650      $15.007         202
                                                        2007       $15.007      $15.046         193
                                                        2008       $15.046       $9.772         184
                                                        2009        $9.772      $12.871         156
------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                        2003       $10.965      $13.387       7,904
                                                        2004       $13.387      $14.490       8,998
                                                        2005       $14.490      $14.853       9,101
                                                        2006       $14.853      $16.772         738
                                                        2007       $16.772      $15.349         772
                                                        2008       $15.349       $9.165         381
                                                        2009        $9.165      $11.589          24
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                        2003       $10.207      $11.204           0
                                                        2004       $11.204      $11.691           0
                                                        2005       $11.691      $12.893           0
                                                        2006       $12.893      $12.910           0
                                                        2007       $12.910      $12.499           0
                                                        2008       $12.499      $10.096           0
                                                        2009       $10.096      $12.392           0
------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                        2003       $11.835      $13.228           0
                                                        2004       $13.228      $14.244         686
                                                        2005       $14.244      $14.306       1,015
                                                        2006       $14.306      $15.403         295
                                                        2007       $15.403      $15.421         282
                                                        2008       $15.421      $11.106         241
                                                        2009       $11.106      $16.248         187


                              197     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2003       $10.329      $10.351           0
                                                   2004       $10.351      $10.530       1,298
                                                   2005       $10.530      $10.500       1,361
                                                   2006       $10.500      $10.692       1,743
                                                   2007       $10.692      $10.957       1,505
                                                   2008       $10.957       $8.120       1,393
                                                   2009        $8.120      $11.600           0
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.548      $13.265       3,566
                                                   2004       $13.265      $15.015       4,094
                                                   2005       $15.015      $16.411       4,031
                                                   2006       $16.411      $20.419           0
                                                   2007       $20.419      $21.551           0
                                                   2008       $21.551      $11.766           0
                                                   2009       $11.766      $14.284           0
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.664      $12.878           0
                                                   2004       $12.878      $14.131           0
                                                   2005       $14.131      $14.978           0
                                                   2006       $14.978      $16.624           0
                                                   2007       $16.624      $15.354           0
                                                   2008       $15.354       $9.041           0
                                                   2009        $9.041      $11.522           0
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2003        $9.911       $9.767           0
                                                   2004        $9.767       $9.576       1,427
                                                   2005        $9.576       $9.565       1,494
                                                   2006        $9.565       $9.728           0
                                                   2007        $9.728       $9.928           0
                                                   2008        $9.928       $9.919           0
                                                   2009        $9.919       $9.682       1,043
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                   2003       $10.951      $13.378       1,010
                                                   2004       $13.378      $14.375         937
                                                   2005       $14.375      $15.405         885
                                                   2006       $15.405      $16.291         859
                                                   2007       $16.291      $16.778         812
                                                   2008       $16.778      $10.010         442
                                                   2009       $10.010      $12.885          27


                              198     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                                    2003       $11.292      $14.446           0
                                                                    2004       $14.446      $16.244         421
                                                                    2005       $16.244      $16.757         426
                                                                    2006       $16.757      $18.938           0
                                                                    2007       $18.938      $17.543           0
                                                                    2008       $17.543       $9.439           0
                                                                    2009        $9.439       $8.877           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                                    2003       $10.813      $12.981           0
                                                                    2004       $12.981      $13.601           0
                                                                    2005       $13.601      $13.914           0
                                                                    2006       $13.914      $15.088           0
                                                                    2007       $15.088      $14.777           0
                                                                    2008       $14.777       $8.846           0
                                                                    2009        $8.846      $11.476           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2003       $10.654      $11.977         427
                                                                    2004       $11.977      $12.625         712
                                                                    2005       $12.625      $12.791       1,171
                                                                    2006       $12.791      $13.946         820
                                                                    2007       $13.946      $13.712         807
                                                                    2008       $13.712       $7.918         453
                                                                    2009        $7.918       $9.689         415
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2003       $11.616      $13.935           0
                                                                    2004       $13.935      $16.506           0
                                                                    2005       $16.506      $17.459           0
                                                                    2006       $17.459      $21.606           0
                                                                    2007       $21.606      $25.240           0
                                                                    2008       $25.240      $17.089           0
                                                                    2009       $17.089      $17.871           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                    2003       $10.770      $13.443       3,822
                                                                    2004       $13.443      $15.532       4,339
                                                                    2005       $15.532      $16.969       4,183
                                                                    2006       $16.969      $17.432       1,376
                                                                    2007       $17.432      $17.625       1,225
                                                                    2008       $17.625       $9.348       1,157
                                                                    2009        $9.348      $12.635          22


                              199     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                          2003       $10.551      $12.290       8,426
                                                          2004       $12.290      $12.574          10
                                                          2005       $12.574      $12.947      10,159
                                                          2006       $12.947      $13.298       2,422
                                                          2007       $13.298      $13.666       2,185
                                                          2008       $13.666       $8.382       1,624
                                                          2009        $8.382      $13.382          26
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.054       4,384
                                                          2005       $11.054      $11.965       4,325
                                                          2006       $11.965      $12.230         562
                                                          2007       $12.230      $14.008         479
                                                          2008       $14.008       $7.254         481
                                                          2009        $7.254      $11.050          25
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.266           0
                                                          2005       $11.266      $11.426           0
                                                          2006       $11.426      $12.917           0
                                                          2007       $12.917      $12.288           0
                                                          2008       $12.288       $7.684           0
                                                          2009        $7.684       $9.611           0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2003        $9.903      $11.635       1,920
                                                          2004       $11.635      $12.102       2,937
                                                          2005       $12.102      $12.690       2,926
                                                          2006       $12.690      $12.687           0
                                                          2007       $12.687      $14.413           0
                                                          2008       $14.413       $7.144           0
                                                          2009        $7.144      $11.527           0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2003       $10.751      $13.238         938
                                                          2004       $13.238      $14.716         804
                                                          2005       $14.716      $15.729         752
                                                          2006       $15.729      $17.771         699
                                                          2007       $17.771      $17.745         667
                                                          2008       $17.745      $11.717         542
                                                          2009       $11.717      $14.165         271
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000           0
                                                          2004       $10.000       $9.794       1,001
                                                          2005        $9.794       $9.773       2,515
                                                          2006        $9.773       $9.918       1,527
                                                          2007        $9.918      $10.090       1,438
                                                          2008       $10.090      $10.005         886
                                                          2009       $10.005       $9.756           0


                              200     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2003       $12.258      $13.752           0
                                                   2004       $13.752      $14.746         166
                                                   2005       $14.746      $16.109         381
                                                   2006       $16.109      $17.388         772
                                                   2007       $17.388      $18.019         680
                                                   2008       $18.019      $14.923         591
                                                   2009       $14.923      $18.914         134
-------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.892           0
                                                   2005       $10.892      $11.394           0
                                                   2006       $11.394      $12.496           0
                                                   2007       $12.496      $12.579           0
                                                   2008       $12.579       $9.474           0
                                                   2009        $9.474      $11.304           0
-------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                   2004       $10.000      $10.690         478
                                                   2005       $10.690      $12.050         422
                                                   2006       $12.050      $12.221         433
                                                   2007       $12.221      $14.510         365
                                                   2008       $14.510       $7.181         390
                                                   2009        $7.181      $11.581         318
-------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.665       1,922
                                                   2005       $10.665      $11.998       1,786
                                                   2006       $11.998      $12.133           0
                                                   2007       $12.133      $14.377           0
                                                   2008       $14.377       $7.093           0
                                                   2009        $7.093      $11.411           0
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2003       $10.000      $10.000           0
                                                   2004       $10.000      $10.985           0
                                                   2005       $10.985      $11.983           0
                                                   2006       $11.983      $14.184           0
                                                   2007       $14.184      $15.166           0
                                                   2008       $15.166      $10.497           0
                                                   2009       $10.497      $13.249           0
-------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                   2006       $10.000       $9.766           0
                                                   2007        $9.766      $11.662           0
                                                   2008       $11.662       $6.041           0
                                                   2009        $6.041       $9.261           0


                              201     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.501           0
                                                  2004       $13.501      $15.644           0
                                                  2005       $15.644      $17.203           0
                                                  2006       $17.203      $18.742         941
                                                  2007       $18.742      $18.795         812
                                                  2008       $18.795      $10.904         752
                                                  2009       $10.904      $15.577           0
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.229       1,052
                                                  2005       $11.229      $12.286         975
                                                  2006       $12.286      $14.446         861
                                                  2007       $14.446      $15.174         788
                                                  2008       $15.174       $8.677         746
                                                  2009        $8.677      $11.767         338
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                  2004       $10.000      $11.223           0
                                                  2005       $11.223      $12.261           0
                                                  2006       $12.261      $14.408           0
                                                  2007       $14.408      $15.119           0
                                                  2008       $15.119       $8.627           0
                                                  2009        $8.627      $11.694           0
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2003       $11.351      $14.384           0
                                                  2004       $14.384      $19.066         129
                                                  2005       $19.066      $21.685         283
                                                  2006       $21.685      $29.083         498
                                                  2007       $29.083      $23.432         473
                                                  2008       $23.432      $14.138         458
                                                  2009       $14.138      $17.695         140
------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                  2009       $10.000      $11.888           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.19%.


                              202     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.256      101,761
                                                            2007       $10.256      $11.814       99,784
                                                            2008       $11.814       $6.649       90,797
                                                            2009        $6.649       $8.846       99,596
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.447            0
                                                            2007       $10.447      $11.123       18,543
                                                            2008       $11.123       $8.175       53,234
                                                            2009        $8.175       $9.952       38,273
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.477        1,372
                                                            2007       $10.477      $11.314        1,363
                                                            2008       $11.314       $7.467       18,158
                                                            2009        $7.467       $9.426       21,246
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.486            0
                                                            2007       $10.486      $11.438            0
                                                            2008       $11.438       $6.945        4,122
                                                            2009        $6.945       $8.948       13,145
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.338            0
                                                            2007       $10.338      $10.753        1,648
                                                            2008       $10.753       $9.430            0
                                                            2009        $9.430      $10.617            0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.733        6,172
                                                            2007        $9.733      $11.690          943
                                                            2008       $11.690       $6.340          943
                                                            2009        $6.340       $8.993        5,951
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.809        1,419
                                                            2007       $10.809      $11.165        5,208
                                                            2008       $11.165       $6.890        5,044
                                                            2009        $6.890       $8.547        4,074
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.865        9,107
                                                            2007        $9.865      $11.173       16,959
                                                            2008       $11.173       $6.627       11,031
                                                            2009        $6.627       $9.096       13,667


                              203     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $10.849            0
                                                                  2003       $10.849      $13.392       23,469
                                                                  2004       $13.392      $14.549       42,275
                                                                  2005       $14.549      $14.791       60,071
                                                                  2006       $14.791      $16.961       48,538
                                                                  2007       $16.961      $16.039       47,477
                                                                  2008       $16.039      $10.215       27,395
                                                                  2009       $10.215      $12.697       20,692
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.225       33,355
                                                                  2005       $11.225      $11.202      174,991
                                                                  2006       $11.202      $13.008      300,594
                                                                  2007       $13.008      $13.254      326,039
                                                                  2008       $13.254       $9.156      278,717
                                                                  2009        $9.156      $12.194      223,569
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.520        1,205
                                                                  2005       $10.520      $10.442      104,302
                                                                  2006       $10.442      $11.373      133,393
                                                                  2007       $11.373      $11.864       90,645
                                                                  2008       $11.864       $7.628       76,526
                                                                  2009        $7.628       $9.719       66,209
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.533            0
                                                                  2003       $11.533      $15.545            0
                                                                  2004       $15.545      $17.018            0
                                                                  2005       $17.018      $17.515            0
                                                                  2006       $17.515      $18.698            0
                                                                  2007       $18.698      $20.425            0
                                                                  2008       $20.425      $11.535            0
                                                                  2009       $11.535      $16.264            0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.223            0
                                                                  2003       $11.223      $14.563        7,677
                                                                  2004       $14.563      $17.699       14,403
                                                                  2005       $17.699      $18.907       38,744
                                                                  2006       $18.907      $21.723       31,855
                                                                  2007       $21.723      $20.824       28,468
                                                                  2008       $20.824      $13.698       19,973
                                                                  2009       $13.698      $17.375       17,774


                              204     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                 2004       $10.000      $10.239        7,924
                                                                 2005       $10.239      $10.298       84,783
                                                                 2006       $10.298      $10.520       90,463
                                                                 2007       $10.520      $11.014       63,048
                                                                 2008       $11.014      $11.637       61,237
                                                                 2009       $11.637      $11.783       49,183
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                 2006       $10.000      $11.004       40,999
                                                                 2007       $11.004      $12.086       61,577
                                                                 2008       $12.086       $8.492       48,349
                                                                 2009        $8.492      $10.285       52,250
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.322            0
                                                                 2003       $10.322      $12.687       13,840
                                                                 2004       $12.687      $14.034       35,124
                                                                 2005       $14.034      $15.238       96,633
                                                                 2006       $15.238      $17.717      119,196
                                                                 2007       $17.717      $18.004      108,493
                                                                 2008       $18.004      $11.120       78,400
                                                                 2009       $11.120      $13.765       61,652
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $11.231            0
                                                                 2003       $11.231      $16.875        3,012
                                                                 2004       $16.875      $20.668        8,722
                                                                 2005       $20.668      $25.867       18,080
                                                                 2006       $25.867      $32.542       17,441
                                                                 2007       $32.542      $41.155       14,969
                                                                 2008       $41.155      $19.115        7,214
                                                                 2009       $19.115      $32.401        7,357
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.473            0
                                                                 2003       $10.473      $13.599        7,819
                                                                 2004       $13.599      $15.830       25,595
                                                                 2005       $15.830      $17.129       72,793
                                                                 2006       $17.129      $20.431       81,328
                                                                 2007       $20.431      $23.164       69,029
                                                                 2008       $23.164      $13.563       43,154
                                                                 2009       $13.563      $18.255       29,389


                              205     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.719            0
                                                                      2003       $10.719      $12.889            0
                                                                      2004       $12.889      $14.524            0
                                                                      2005       $14.524      $13.825            0
                                                                      2006       $13.825      $15.313            0
                                                                      2007       $15.313      $16.692            0
                                                                      2008       $16.692      $17.410          952
                                                                      2009       $17.410      $20.293        1,687
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.906        2,629
                                                                      2005       $10.906      $11.456        8,148
                                                                      2006       $11.456      $12.899       21,461
                                                                      2007       $12.899      $13.519       15,659
                                                                      2008       $13.519       $9.470       12,046
                                                                      2009        $9.470      $11.716       10,791
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                                      2004       $10.000      $10.357          494
                                                                      2005       $10.357      $10.305       43,664
                                                                      2006       $10.305      $11.066      133,264
                                                                      2007       $11.066      $11.539       47,660
                                                                      2008       $11.539       $9.345       37,334
                                                                      2009        $9.345      $12.327       38,088
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                                      2004       $10.000      $10.891        4,338
                                                                      2005       $10.891      $11.043       52,475
                                                                      2006       $11.043      $12.720       72,238
                                                                      2007       $12.720      $12.920       83,465
                                                                      2008       $12.920       $8.067       53,957
                                                                      2009        $8.067       $9.420       48,170
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                                      2004       $10.000      $11.139            0
                                                                      2005       $11.139      $11.446       15,159
                                                                      2006       $11.446      $12.129       25,731
                                                                      2007       $12.129      $14.445       27,856
                                                                      2008       $14.445       $8.761       14,051
                                                                      2009        $8.761      $12.523       12,260
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                                      2004       $10.000      $11.122        4,630
                                                                      2005       $11.122      $11.821       79,110
                                                                      2006       $11.821      $13.030       79,065
                                                                      2007       $13.030      $12.870       64,917
                                                                      2008       $12.870       $7.665       38,093
                                                                      2009        $7.665       $9.531       33,322


                              206     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.058            0
                                                              2003       $10.058      $12.391        5,954
                                                              2004       $12.391      $14.534       15,708
                                                              2005       $14.534      $15.986       22,636
                                                              2006       $15.986      $16.124       30,216
                                                              2007       $16.124      $16.790       24,958
                                                              2008       $16.790       $8.374       17,093
                                                              2009        $8.374      $10.878       17,358
------------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.694            0
                                                              2003       $10.694      $13.095        7,233
                                                              2004       $13.095      $14.121       19,314
                                                              2005       $14.121      $14.378       17,516
                                                              2006       $14.378      $15.654       16,614
                                                              2007       $15.654      $15.909       14,185
                                                              2008       $15.909       $8.809       14,356
                                                              2009        $8.809      $10.520       13,002
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.105        1,761
                                                              2005       $10.105      $10.156       21,259
                                                              2006       $10.156      $10.467       56,610
                                                              2007       $10.467      $10.699      113,131
                                                              2008       $10.699       $6.402       91,674
                                                              2009        $6.402       $6.856       87,991
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.281       19,650
                                                              2004       $12.281      $12.859      139,232
                                                              2005       $12.859      $13.244      113,526
                                                              2006       $13.244      $14.006      109,153
                                                              2007       $14.006      $15.661       94,498
                                                              2008       $15.661       $8.357       65,749
                                                              2009        $8.357      $11.831       57,828
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.146            0
                                                              2003       $10.146      $14.235        3,483
                                                              2004       $14.235      $16.620       69,433
                                                              2005       $16.620      $18.618       13,925
                                                              2006       $18.618      $21.461       30,533
                                                              2007       $21.461      $22.357       27,024
                                                              2008       $22.357      $13.101       20,192
                                                              2009       $13.101      $17.930       16,803


                              207     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.659            0
                                                               2003       $10.659      $12.959       14,596
                                                               2004       $12.959      $13.838       24,084
                                                               2005       $13.838      $13.864       34,147
                                                               2006       $13.864      $14.873       29,168
                                                               2007       $14.873      $14.536       21,030
                                                               2008       $14.536       $3.059       19,862
                                                               2009        $3.059       $3.784       14,854
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.175        3,180
                                                               2003       $10.175      $12.635       20,820
                                                               2004       $12.635      $13.543       44,796
                                                               2005       $13.543      $14.065      136,243
                                                               2006       $14.065      $15.853      129,358
                                                               2007       $15.853      $16.214      110,198
                                                               2008       $16.214       $9.773       75,153
                                                               2009        $9.773      $12.285       57,942
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.351            0
                                                               2003       $10.351      $14.664        7,755
                                                               2004       $14.664      $17.164       16,016
                                                               2005       $17.164      $18.496       42,092
                                                               2006       $18.496      $20.828       43,420
                                                               2007       $20.828      $20.169       27,811
                                                               2008       $20.169      $12.279       20,348
                                                               2009       $12.279      $16.508       17,669
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.549            0
                                                               2003       $10.549      $12.138       36,470
                                                               2004       $12.138      $12.926       76,890
                                                               2005       $12.926      $13.010      181,853
                                                               2006       $13.010      $13.702      176,737
                                                               2007       $13.702      $14.741      153,933
                                                               2008       $14.741      $12.380      136,040
                                                               2009       $12.380      $14.396      130,323
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                               2002       $10.000      $10.386            0
                                                               2003       $10.386      $12.433            0
                                                               2004       $12.433      $13.323          373
                                                               2005       $13.323      $13.997       19,300
                                                               2006       $13.997      $15.515       50,392
                                                               2007       $15.515      $15.684       83,907
                                                               2008       $15.684      $10.270       76,177
                                                               2009       $10.270      $13.637       61,582


                              208     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                        2002       $10.000      $10.796            0
                                                        2003       $10.796      $13.506       13,936
                                                        2004       $13.506      $14.738       20,681
                                                        2005       $14.738      $15.231       29,879
                                                        2006       $15.231      $17.340       36,373
                                                        2007       $17.340      $15.999       25,411
                                                        2008       $15.999       $9.632       12,393
                                                        2009        $9.632      $12.280       10,381
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                        2002       $10.000       $9.722            0
                                                        2003        $9.722      $11.303        1,277
                                                        2004       $11.303      $11.892        1,832
                                                        2005       $11.892      $13.221        1,747
                                                        2006       $13.221      $13.348        1,825
                                                        2007       $13.348      $13.029        1,961
                                                        2008       $13.029      $10.611          139
                                                        2009       $10.611      $13.130            0
------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                        2002       $10.000      $10.738            0
                                                        2003       $10.738      $13.345      363,012
                                                        2004       $13.345      $14.488       53,015
                                                        2005       $14.488      $14.670       49,391
                                                        2006       $14.670      $15.925       43,697
                                                        2007       $15.925      $16.075       35,867
                                                        2008       $16.075      $11.672       24,451
                                                        2009       $11.672      $17.216       22,798
------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                        2002       $10.000      $10.183            0
                                                        2003       $10.183      $10.443      163,346
                                                        2004       $10.443      $10.711       94,571
                                                        2005       $10.711      $10.768      149,423
                                                        2006       $10.768      $11.054      159,430
                                                        2007       $11.054      $11.422      132,584
                                                        2008       $11.422       $8.533       91,416
                                                        2009        $8.533      $12.291       87,147
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                        2002       $10.000      $10.602            0
                                                        2003       $10.602      $13.383      228,069
                                                        2004       $13.383      $15.272      171,334
                                                        2005       $15.272      $16.829       53,857
                                                        2006       $16.829      $21.110       54,094
                                                        2007       $21.110      $22.464       55,076
                                                        2008       $22.464      $12.365       33,330
                                                        2009       $12.365      $15.135       30,099


                              209     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                2002       $10.000      $10.405            0
                                                2003       $10.405      $12.992        5,187
                                                2004       $12.992      $14.373        4,353
                                                2005       $14.373      $15.359        4,774
                                                2006       $15.359      $17.187       54,996
                                                2007       $17.187      $16.005       35,019
                                                2008       $16.005       $9.502        7,451
                                                2009        $9.502      $12.209        5,658
----------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                2002       $10.000       $9.983        4,006
                                                2003        $9.983       $9.853      776,190
                                                2004        $9.853       $9.741      571,779
                                                2005        $9.741       $9.809      283,085
                                                2006        $9.809      $10.057      213,854
                                                2007       $10.057      $10.349      342,086
                                                2008       $10.349      $10.424      324,791
                                                2009       $10.424      $10.259      309,668
----------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                2002       $10.000      $10.377            0
                                                2003       $10.377      $13.497        3,291
                                                2004       $13.497      $14.621        3,402
                                                2005       $14.621      $15.797          233
                                                2006       $15.797      $16.843          234
                                                2007       $16.843      $17.489          168
                                                2008       $17.489      $10.521            0
                                                2009       $10.521      $13.653            0
----------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                2002       $10.000      $11.202            0
                                                2003       $11.202      $14.574        6,517
                                                2004       $14.574      $16.522       18,620
                                                2005       $16.522      $17.183       71,713
                                                2006       $17.183      $19.579       74,753
                                                2007       $19.579      $18.286       63,253
                                                2008       $18.286       $9.921       39,738
                                                2009        $9.921       $9.338            0
----------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                2002       $10.000      $10.640            0
                                                2003       $10.640      $13.096        5,620
                                                2004       $13.096      $13.834        6,279
                                                2005       $13.834      $14.268        1,616
                                                2006       $14.268      $15.599        1,566
                                                2007       $15.599      $15.403        1,499
                                                2008       $15.403       $9.296          534
                                                2009        $9.296      $12.160          509


                              210     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2002       $10.000      $10.512       3,141
                                                                    2003       $10.512      $12.083      17,937
                                                                    2004       $12.083      $12.841      19,997
                                                                    2005       $12.841      $13.117      34,620
                                                                    2006       $13.117      $14.418      30,252
                                                                    2007       $14.418      $14.294      26,289
                                                                    2008       $14.294       $8.321      11,149
                                                                    2009        $8.321      $10.266      10,936
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2002       $10.000      $11.467           0
                                                                    2003       $11.467      $14.058       3,216
                                                                    2004       $14.058      $16.789       3,706
                                                                    2005       $16.789      $17.903       3,557
                                                                    2006       $17.903      $22.337       3,442
                                                                    2007       $22.337      $26.310       3,165
                                                                    2008       $26.310      $17.960          43
                                                                    2009       $17.960      $18.936          50
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                    2002       $10.000      $10.370           0
                                                                    2003       $10.370      $13.562       2,975
                                                                    2004       $13.562      $15.798       2,606
                                                                    2005       $15.798      $17.401       2,301
                                                                    2006       $17.401      $18.022       3,112
                                                                    2007       $18.022      $18.372       1,127
                                                                    2008       $18.372       $9.825         273
                                                                    2009        $9.825      $13.388         267
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                    2002       $10.000      $10.107           0
                                                                    2003       $10.107      $12.398      27,311
                                                                    2004       $12.398      $12.789      27,234
                                                                    2005       $12.789      $13.276      34,981
                                                                    2006       $13.276      $13.748      33,560
                                                                    2007       $13.748      $14.246      25,420
                                                                    2008       $14.246       $8.809      15,219
                                                                    2009        $8.809      $14.180      14,031
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                    2004       $10.000      $11.115       6,523
                                                                    2005       $11.115      $12.129       6,398
                                                                    2006       $12.129      $12.499       2,041
                                                                    2007       $12.499      $14.435       1,940
                                                                    2008       $14.435       $7.537         212
                                                                    2009        $7.537      $11.574           0


                              211     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.328       35,103
                                                          2005       $11.328      $11.583      103,444
                                                          2006       $11.583      $13.202       96,241
                                                          2007       $13.202      $12.662       62,385
                                                          2008       $12.662       $7.983       38,316
                                                          2009        $7.983      $10.067       34,260
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2002       $10.000       $9.408            0
                                                          2003        $9.408      $13.874            0
                                                          2004       $13.874      $12.309       22,487
                                                          2005       $12.309      $13.013       17,612
                                                          2006       $13.013      $13.116       16,490
                                                          2007       $13.116      $15.024        9,192
                                                          2008       $15.024       $7.508        5,082
                                                          2009        $7.508      $12.214        4,116
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2002       $10.000      $10.650            0
                                                          2003       $10.650      $13.355       36,801
                                                          2004       $13.355      $14.968       81,112
                                                          2005       $14.968      $16.129      100,032
                                                          2006       $16.129      $18.372       88,795
                                                          2007       $18.372      $18.497       52,886
                                                          2008       $18.497      $12.314       39,008
                                                          2009       $12.314      $15.009       36,554
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000            0
                                                          2004       $10.000       $9.875      113,071
                                                          2005        $9.875       $9.934      251,605
                                                          2006        $9.934      $10.164      133,457
                                                          2007       $10.164      $10.426      137,828
                                                          2008       $10.426      $10.422      135,319
                                                          2009       $10.422      $10.243            0
--------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                          2002       $10.000      $11.057            0
                                                          2003       $11.057      $13.874            0
                                                          2004       $13.874      $14.999        6,120
                                                          2005       $14.999      $16.519       10,110
                                                          2006       $16.519      $17.977       14,849
                                                          2007       $17.977      $18.782       10,381
                                                          2008       $18.782      $15.683        7,102
                                                          2009       $15.683      $20.040        6,200


                              212     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.952       12,560
                                                  2005       $10.952      $11.550       29,686
                                                  2006       $11.550      $12.771       72,485
                                                  2007       $12.771      $12.962       66,971
                                                  2008       $12.962       $9.843       44,327
                                                  2009        $9.843      $11.841       27,589
------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                  2004       $10.000      $10.749       18,791
                                                  2005       $10.749      $12.215       16,554
                                                  2006       $12.215      $12.490       10,996
                                                  2007       $12.490      $14.952       10,166
                                                  2008       $14.952       $7.461        2,938
                                                  2009        $7.461      $12.131        3,621
------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.723       10,867
                                                  2005       $10.723      $12.162       12,616
                                                  2006       $12.162      $12.400       13,657
                                                  2007       $12.400      $14.815        6,253
                                                  2008       $14.815       $7.370        7,839
                                                  2009        $7.370      $11.953        4,708
------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                  2003       $10.000      $10.000            0
                                                  2004       $10.000      $11.075       24,900
                                                  2005       $11.075      $12.180       47,188
                                                  2006       $12.180      $14.536      101,345
                                                  2007       $14.536      $15.670       83,710
                                                  2008       $15.670      $10.936       58,984
                                                  2009       $10.936      $13.915       55,696
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.820       22,302
                                                  2007        $9.820      $11.823       30,094
                                                  2008       $11.823       $6.175       19,376
                                                  2009        $6.175       $9.544       17,313
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.575          504
                                                  2004       $13.575      $15.858        1,901
                                                  2005       $15.858      $17.582        1,861
                                                  2006       $17.582      $19.312        5,220
                                                  2007       $19.312      $19.526        4,232
                                                  2008       $19.526      $11.422        2,737
                                                  2009       $11.422      $16.450        5,060


                              213     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                2004       $10.000      $11.291       9,030
                                                2005       $11.291      $12.455      11,341
                                                2006       $12.455      $14.764       5,289
                                                2007       $14.764      $15.636       5,082
                                                2008       $15.636       $9.015       3,220
                                                2009        $9.015      $12.325       2,743
----------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                2004       $10.000      $11.284       3,401
                                                2005       $11.284      $12.429      11,785
                                                2006       $12.429      $14.725      12,220
                                                2007       $14.725      $15.580      18,366
                                                2008       $15.580       $8.963      13,037
                                                2009        $8.963      $12.250      10,552
----------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                2002       $10.000      $10.698           0
                                                2003       $10.698      $14.511       6,427
                                                2004       $14.511      $19.392      23,013
                                                2005       $19.392      $22.236      24,523
                                                2006       $22.236      $30.066      29,901
                                                2007       $30.066      $24.425      16,406
                                                2008       $24.425      $14.859      12,296
                                                2009       $14.859      $18.750      12,283
----------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                2009       $10.000      $12.596      35,900



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.


                              214     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.193         0
                                                            2007       $10.193      $11.633         0
                                                            2008       $11.633       $6.487         0
                                                            2009        $6.487       $8.551         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.383         0
                                                            2007       $10.383      $10.953         0
                                                            2008       $10.953       $7.976         0
                                                            2009        $7.976       $9.620         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.412         0
                                                            2007       $10.412      $11.141         0
                                                            2008       $11.141       $7.285         0
                                                            2009        $7.285       $9.113         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.421         0
                                                            2007       $10.421      $11.263         0
                                                            2008       $11.263       $6.776         0
                                                            2009        $6.776       $8.650         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.274         0
                                                            2007       $10.274      $10.588         0
                                                            2008       $10.588       $9.200         0
                                                            2009        $9.200      $10.263         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.673         0
                                                            2007        $9.673      $11.511         0
                                                            2008       $11.511       $6.186         0
                                                            2009        $6.186       $8.694         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.742         0
                                                            2007       $10.742      $10.994         0
                                                            2008       $10.994       $6.722         0
                                                            2009        $6.722       $8.262         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.804         0
                                                            2007        $9.804      $11.002         0
                                                            2008       $11.002       $6.465         0
                                                            2009        $6.465       $8.793         0


                              215     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                                  2003       $10.669      $13.259         576
                                                                  2004       $13.259      $14.271         539
                                                                  2005       $14.271      $14.377         540
                                                                  2006       $14.377      $16.335         497
                                                                  2007       $16.335      $15.304         510
                                                                  2008       $15.304       $9.658         443
                                                                  2009        $9.658      $11.894         470
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.156           0
                                                                  2005       $11.156      $11.031           0
                                                                  2006       $11.031      $12.693           0
                                                                  2007       $12.693      $12.814           0
                                                                  2008       $12.814       $8.771           0
                                                                  2009        $8.771      $11.574           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.496           0
                                                                  2005       $10.496      $10.323           0
                                                                  2006       $10.323      $11.140           0
                                                                  2007       $11.140      $11.514           0
                                                                  2008       $11.514       $7.336           0
                                                                  2009        $7.336       $9.261           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2003       $11.788      $15.390           0
                                                                  2004       $15.390      $16.694           0
                                                                  2005       $16.694      $17.024           0
                                                                  2006       $17.024      $18.007           0
                                                                  2007       $18.007      $19.490           0
                                                                  2008       $19.490      $10.905           0
                                                                  2009       $10.905      $15.236           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2003       $11.008      $14.417         722
                                                                  2004       $14.417      $17.361         641
                                                                  2005       $17.361      $18.377         630
                                                                  2006       $18.377      $20.921         622
                                                                  2007       $20.921      $19.871         640
                                                                  2008       $19.871      $12.951         547
                                                                  2009       $12.951      $16.277         553
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.176       1,084
                                                                  2005       $10.176      $10.141       1,084
                                                                  2006       $10.141      $10.265       1,084
                                                                  2007       $10.265      $10.648       1,084
                                                                  2008       $10.648      $11.148       1,084
                                                                  2009       $11.148      $11.184       1,084


                              216     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                      2006       $10.000      $10.936           0
                                                                      2007       $10.936      $11.901           0
                                                                      2008       $11.901       $8.285           0
                                                                      2009        $8.285       $9.942           0
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2003       $10.569      $12.560       1,429
                                                                      2004       $12.560      $13.766       1,378
                                                                      2005       $13.766      $14.811       1,332
                                                                      2006       $14.811      $17.063       1,250
                                                                      2007       $17.063      $17.179       1,203
                                                                      2008       $17.179      $10.513       1,070
                                                                      2009       $10.513      $12.895       1,132
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2003       $11.642      $16.706           0
                                                                      2004       $16.706      $20.275           0
                                                                      2005       $20.275      $25.143           0
                                                                      2006       $25.143      $31.342           0
                                                                      2007       $31.342      $39.272           0
                                                                      2008       $39.272      $18.073           0
                                                                      2009       $18.073      $30.353           0
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2003       $10.348      $13.463           0
                                                                      2004       $13.463      $15.528         608
                                                                      2005       $15.528      $16.649         608
                                                                      2006       $16.649      $19.677         608
                                                                      2007       $19.677      $22.104         608
                                                                      2008       $22.104      $12.824         608
                                                                      2009       $12.824      $17.101         608
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2003       $10.550      $12.760           0
                                                                      2004       $12.760      $14.247           0
                                                                      2005       $14.247      $13.438           0
                                                                      2006       $13.438      $14.747           0
                                                                      2007       $14.747      $15.927           0
                                                                      2008       $15.927      $16.461           0
                                                                      2009       $16.461      $19.011           0
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.881           0
                                                                      2005       $10.881      $11.326           0
                                                                      2006       $11.326      $12.636           0
                                                                      2007       $12.636      $13.120           0
                                                                      2008       $13.120       $9.107           0
                                                                      2009        $9.107      $11.163           0


                              217     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                             2004       $10.000      $10.334         0
                                                             2005       $10.334      $10.188         0
                                                             2006       $10.188      $10.840         0
                                                             2007       $10.840      $11.199         0
                                                             2008       $11.199       $8.987         0
                                                             2009        $8.987      $11.745         0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.866         0
                                                             2005       $10.866      $10.918         0
                                                             2006       $10.918      $12.460         0
                                                             2007       $12.460      $12.540         0
                                                             2008       $12.540       $7.758         0
                                                             2009        $7.758       $8.975         0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.113         0
                                                             2005       $11.113      $11.315         0
                                                             2006       $11.315      $11.881         0
                                                             2007       $11.881      $14.020         0
                                                             2008       $14.020       $8.425         0
                                                             2009        $8.425      $11.932         0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.096         0
                                                             2005       $11.096      $11.686         0
                                                             2006       $11.686      $12.764         0
                                                             2007       $12.764      $12.491         0
                                                             2008       $12.491       $7.371         0
                                                             2009        $7.371       $9.081         0
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2003       $10.308      $12.267         0
                                                             2004       $12.267      $14.257         0
                                                             2005       $14.257      $15.538         0
                                                             2006       $15.538      $15.529         0
                                                             2007       $15.529      $16.021         0
                                                             2008       $16.021       $7.917         0
                                                             2009        $7.917      $10.190         0
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                             2003       $11.073      $12.964         0
                                                             2004       $12.964      $13.851         0
                                                             2005       $13.851      $13.975         0
                                                             2006       $13.975      $15.077         0
                                                             2007       $15.077      $15.180         0
                                                             2008       $15.180       $8.329         0
                                                             2009        $8.329       $9.855         0


                              218     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.082           0
                                                              2005       $10.082      $10.040           0
                                                              2006       $10.040      $10.253           0
                                                              2007       $10.253      $10.384           0
                                                              2008       $10.384       $6.156           0
                                                              2009        $6.156       $6.532           0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.206       1,456
                                                              2004       $12.206      $12.663       1,465
                                                              2005       $12.663      $12.923       1,481
                                                              2006       $12.923      $13.542       1,540
                                                              2007       $13.542      $15.002       1,366
                                                              2008       $15.002       $7.932       1,376
                                                              2009        $7.932      $11.127       1,339
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                              2003       $10.051      $14.093           0
                                                              2004       $14.093      $16.303           0
                                                              2005       $16.303      $18.097           0
                                                              2006       $18.097      $20.669           0
                                                              2007       $20.669      $21.333           0
                                                              2008       $21.333      $12.386           0
                                                              2009       $12.386      $16.796           0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                              2003       $10.695      $12.829           0
                                                              2004       $12.829      $13.574           0
                                                              2005       $13.574      $13.475           0
                                                              2006       $13.475      $14.324           0
                                                              2007       $14.324      $13.871           0
                                                              2008       $13.871       $2.892           0
                                                              2009        $2.892       $3.544           0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                              2003       $10.431      $12.508       1,423
                                                              2004       $12.508      $13.285       2,527
                                                              2005       $13.285      $13.671       2,532
                                                              2006       $13.671      $15.268       2,503
                                                              2007       $15.268      $15.472       2,445
                                                              2008       $15.472       $9.240       2,345
                                                              2009        $9.240      $11.508       2,391


                              219     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2003       $10.680      $14.518           0
                                                               2004       $14.518      $16.837           0
                                                               2005       $16.837      $17.977           0
                                                               2006       $17.977      $20.060           0
                                                               2007       $20.060      $19.245           0
                                                               2008       $19.245      $11.610           0
                                                               2009       $11.610      $15.464           0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                               2003       $11.212      $12.016          57
                                                               2004       $12.016      $12.679          56
                                                               2005       $12.679      $12.645          56
                                                               2006       $12.645      $13.196          56
                                                               2007       $13.196      $14.066          52
                                                               2008       $14.066      $11.705          36
                                                               2009       $11.705      $13.486          35
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                               2003       $10.717      $12.309           0
                                                               2004       $12.309      $13.069           0
                                                               2005       $13.069      $13.605           0
                                                               2006       $13.605      $14.943           0
                                                               2007       $14.943      $14.966           0
                                                               2008       $14.966       $9.710           0
                                                               2009        $9.710      $12.776           0
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                               2003       $10.958      $13.370       1,360
                                                               2004       $13.370      $14.457       2,340
                                                               2005       $14.457      $14.804       2,355
                                                               2006       $14.804      $16.700       2,315
                                                               2007       $16.700      $15.267       2,370
                                                               2008       $15.267       $9.107       2,273
                                                               2009        $9.107      $11.504       2,318
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                               2003       $10.201      $11.190           0
                                                               2004       $11.190      $11.665           0
                                                               2005       $11.665      $12.850           0
                                                               2006       $12.850      $12.855           0
                                                               2007       $12.855      $12.432           0
                                                               2008       $12.432      $10.032           0
                                                               2009       $10.032      $12.300           0


                              220     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2003       $11.828      $13.212         0
                                                   2004       $13.212      $14.212         0
                                                   2005       $14.212      $14.259         0
                                                   2006       $14.259      $15.337         0
                                                   2007       $15.337      $15.339         0
                                                   2008       $15.339      $11.035         0
                                                   2009       $11.035      $16.128         0
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2003       $10.324      $10.338         0
                                                   2004       $10.338      $10.506         0
                                                   2005       $10.506      $10.466         0
                                                   2006       $10.466      $10.645         0
                                                   2007       $10.645      $10.899         0
                                                   2008       $10.899       $8.068         0
                                                   2009        $8.068      $11.514         0
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.542      $13.249         0
                                                   2004       $13.249      $14.981         0
                                                   2005       $14.981      $16.357         0
                                                   2006       $16.357      $20.331         0
                                                   2007       $20.331      $21.436         0
                                                   2008       $21.436      $11.691         0
                                                   2009       $11.691      $14.179         0
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.658      $12.862         0
                                                   2004       $12.862      $14.098         0
                                                   2005       $14.098      $14.929         0
                                                   2006       $14.929      $16.552         0
                                                   2007       $16.552      $15.273         0
                                                   2008       $15.273       $8.984         0
                                                   2009        $8.984      $11.437         0
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2003        $9.906       $9.755         0
                                                   2004        $9.755       $9.555         0
                                                   2005        $9.555       $9.534         0
                                                   2006        $9.534       $9.686         0
                                                   2007        $9.686       $9.875         0
                                                   2008        $9.875       $9.856         0
                                                   2009        $9.856       $9.611         0


                              221     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                                    2003       $10.944      $13.362       1,492
                                                                    2004       $13.362      $14.343       1,502
                                                                    2005       $14.343      $15.354       1,449
                                                                    2006       $15.354      $16.221       1,490
                                                                    2007       $16.221      $16.688       1,419
                                                                    2008       $16.688       $9.947       1,314
                                                                    2009        $9.947      $12.790       1,333
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                                    2003       $11.285      $14.429           0
                                                                    2004       $14.429      $16.207           0
                                                                    2005       $16.207      $16.701           0
                                                                    2006       $16.701      $18.856           0
                                                                    2007       $18.856      $17.449           0
                                                                    2008       $17.449       $9.379           0
                                                                    2009        $9.379       $8.819           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                                    2003       $10.807      $12.965           0
                                                                    2004       $12.965      $13.570           0
                                                                    2005       $13.570      $13.868           0
                                                                    2006       $13.868      $15.023           0
                                                                    2007       $15.023      $14.698           0
                                                                    2008       $14.698       $8.789           0
                                                                    2009        $8.789      $11.391           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2003       $10.649      $11.963           0
                                                                    2004       $11.963      $12.596         911
                                                                    2005       $12.596      $12.749         960
                                                                    2006       $12.749      $13.886         982
                                                                    2007       $13.886      $13.639         981
                                                                    2008       $13.639       $7.867         891
                                                                    2009        $7.867       $9.617         957
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2003       $11.450      $13.937           0
                                                                    2004       $13.937      $16.469          44
                                                                    2005       $16.469      $17.401          41
                                                                    2006       $17.401      $21.512          35
                                                                    2007       $21.512      $25.106          28
                                                                    2008       $25.106      $16.981          25
                                                                    2009       $16.981      $17.740          27


                              222     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                          2003       $10.764      $13.427         736
                                                          2004       $13.427      $15.497         728
                                                          2005       $15.497      $16.913         691
                                                          2006       $16.913      $17.357         744
                                                          2007       $17.357      $17.531         715
                                                          2008       $17.531       $9.289         724
                                                          2009        $9.289      $12.541         744
--------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                          2003       $10.545      $12.274       1,630
                                                          2004       $12.274      $12.545       1,697
                                                          2005       $12.545      $12.904       1,709
                                                          2006       $12.904      $13.240       1,830
                                                          2007       $13.240      $13.594       1,752
                                                          2008       $13.594       $8.329       1,585
                                                          2009        $8.329      $13.284       1,301
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.047           0
                                                          2005       $11.047      $11.945           0
                                                          2006       $11.945      $12.197           0
                                                          2007       $12.197      $13.955           0
                                                          2008       $13.955       $7.219           0
                                                          2009        $7.219      $10.986           0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.258           0
                                                          2005       $11.258      $11.407           0
                                                          2006       $11.407      $12.882           0
                                                          2007       $12.882      $12.242           0
                                                          2008       $12.242       $7.647           0
                                                          2009        $7.647       $9.555           0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2003        $9.898      $11.621           0
                                                          2004       $11.621      $12.075           0
                                                          2005       $12.075      $12.648           0
                                                          2006       $12.648      $12.632           0
                                                          2007       $12.632      $14.336           0
                                                          2008       $14.336       $7.098           0
                                                          2009        $7.098      $11.441           0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2003       $10.754      $13.221       1,365
                                                          2004       $13.221      $14.683       1,280
                                                          2005       $14.683      $15.677       1,227
                                                          2006       $15.677      $17.694       1,195
                                                          2007       $17.694      $17.650       1,156
                                                          2008       $17.650      $11.643         961
                                                          2009       $11.643      $14.061       1,028


                              223     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5



                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                     2003       $10.000      $10.000           0
                                                     2004       $10.000       $9.784           0
                                                     2005        $9.784       $9.753           0
                                                     2006        $9.753       $9.887           0
                                                     2007        $9.887      $10.049           0
                                                     2008       $10.049       $9.953           0
                                                     2009        $9.953       $9.696           0
---------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                     2003       $12.251      $13.735           0
                                                     2004       $13.735      $14.713           0
                                                     2005       $14.713      $16.056           0
                                                     2006       $16.056      $17.313           0
                                                     2007       $17.313      $17.922           0
                                                     2008       $17.922      $14.828           0
                                                     2009       $14.828      $18.774           0
---------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                     2004       $10.000      $10.885           0
                                                     2005       $10.885      $11.374           0
                                                     2006       $11.374      $12.461           0
                                                     2007       $12.461      $12.532           0
                                                     2008       $12.532       $9.429           0
                                                     2009        $9.429      $11.238           0
---------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                     2004       $10.000      $10.683       1,685
                                                     2005       $10.683      $12.029       1,541
                                                     2006       $12.029      $12.187       1,643
                                                     2007       $12.187      $14.455       1,371
                                                     2008       $14.455       $7.147       1,419
                                                     2009        $7.147      $11.514       1,257
---------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                     2004       $10.000      $10.657           0
                                                     2005       $10.657      $11.977           0
                                                     2006       $11.977      $12.100           0
                                                     2007       $12.100      $14.323           0
                                                     2008       $14.323       $7.059           0
                                                     2009        $7.059      $11.345           0
---------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                     2003       $10.000      $10.000           0
                                                     2004       $10.000      $10.974           0
                                                     2005       $10.974      $11.958           0
                                                     2006       $11.958      $14.141           0
                                                     2007       $14.141      $15.104           0
                                                     2008       $15.104      $10.444           0
                                                     2009       $10.444      $13.167           0


                              224     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.759           0
                                                  2007        $9.759      $11.642           0
                                                  2008       $11.642       $6.025           0
                                                  2009        $6.025       $9.226           0
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.492           0
                                                  2004       $13.492      $15.617           0
                                                  2005       $15.617      $17.156           0
                                                  2006       $17.156      $18.672           0
                                                  2007       $18.672      $18.705           0
                                                  2008       $18.705      $10.841           0
                                                  2009       $10.841      $15.470           0
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.222       1,693
                                                  2005       $11.222      $12.265       1,587
                                                  2006       $12.265      $14.407       1,479
                                                  2007       $14.407      $15.117       1,356
                                                  2008       $15.117       $8.636       1,302
                                                  2009        $8.636      $11.698       1,256
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                  2004       $10.000      $11.215           0
                                                  2005       $11.215      $12.240           0
                                                  2006       $12.240      $14.369           0
                                                  2007       $14.369      $15.063           0
                                                  2008       $15.063       $8.586           0
                                                  2009        $8.586      $11.626           0
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2003       $11.344      $14.366           0
                                                  2004       $14.366      $19.022         510
                                                  2005       $19.022      $21.613         510
                                                  2006       $21.613      $28.957         510
                                                  2007       $28.957      $23.307         510
                                                  2008       $23.307      $14.048         510
                                                  2009       $14.048      $17.565         510
------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                  2009       $10.000      $11.800           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.19%.


                              225     PROSPECTUS

PA195-4

[LOGO]

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758560, TOPEKA, KS 66675-8560
TELEPHONE NUMBER: 1-800-390-1277
FAX NUMBER: 1-785-228-4568

                                                   PROSPECTUS DATED MAY 1, 2010

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

   .   PUTNAM ALLSTATE ADVISOR

   .   PUTNAM ALLSTATE ADVISOR PLUS

   .   PUTNAM ALLSTATE ADVISOR PREFERRED

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 24 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following underlying fund portfolios ("FUNDS") of the Putnam Variable Trust:


 PUTNAM VT AMERICAN GOVERNMENT INCOME   PUTNAM VT INCOME FUND - CLASS IB
   FUND - CLASS IB
                                        PUTNAM VT INTERNATIONAL EQUITY FUND -
 PUTNAM VT CAPITAL OPPORTUNITIES FUND     CLASS IB
   - CLASS IB
                                        PUTNAM VT INTERNATIONAL GROWTH FUND -
 PUTNAM VT DIVERSIFIED INCOME FUND -      CLASS IB
   CLASS IB
                                        PUTNAM VT INTERNATIONAL VALUE FUND -
 PUTNAM VT EQUITY INCOME FUND - CLASS     CLASS IB
   IB
                                        PUTNAM VT INVESTORS FUND - CLASS IB
 PUTNAM VT THE GEORGE PUTNAM FUND OF
   BOSTON - CLASS IB                    PUTNAM VT MID CAP VALUE FUND - CLASS
                                          IB
 PUTNAM VT GLOBAL ASSET ALLOCATION
   FUND - CLASS IB                      PUTNAM VT MONEY MARKET FUND - CLASS IB

 PUTNAM VT GLOBAL EQUITY FUND - CLASS   PUTNAM VT NEW OPPORTUNITIES FUND -
 IB                                       CLASS IB

 PUTNAM VT GLOBAL HEALTH CARE FUND -    PUTNAM VT RESEARCH FUND - CLASS IB
 CLASS IB
                                        PUTNAM VT SMALL CAP VALUE FUND -
 PUTNAM VT GLOBAL UTILITIES FUND -        CLASS IB
   CLASS IB
                                        PUTNAM VT VISTA FUND - CLASS IB
 PUTNAM VT GROWTH AND INCOME FUND -
 CLASS IB                               PUTNAM VT VOYAGER FUND - CLASS IB

 PUTNAM VT GROWTH OPPORTUNITIES FUND -
 CLASS IB

 PUTNAM VT HIGH YIELD FUND - CLASS IB


For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.


WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2010, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 45 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                               1     PROSPECTUS

IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY
           FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
           INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

                               2     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     4
                   -----------------------------------------
                      Overview of Contracts               5
                   -----------------------------------------
                      The Contracts at a Glance           6
                   -----------------------------------------
                      How the Contracts Work              9
                   -----------------------------------------
                      Expense Table                      10
                   -----------------------------------------
                      Financial Information              13
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contracts                      13
                   -----------------------------------------
                      Purchases                          15
                   -----------------------------------------
                      Contract Value                     16
                   -----------------------------------------
                      Investment Alternatives            17
                   -----------------------------------------
                        The Variable Sub-Accounts        17
                   -----------------------------------------
                        The Fixed Account Options        18
                   -----------------------------------------
                        Transfers                        19
                   -----------------------------------------

                                                                 PAGE
          -----------------------------------------------------------
             Expenses                                             22
          -----------------------------------------------------------
             Access to Your Money                                 24
          -----------------------------------------------------------
             Income Payments                                      25
          -----------------------------------------------------------
             Death Benefits                                       30
          -----------------------------------------------------------
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information                                     35
          -----------------------------------------------------------
             Taxes                                                37
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS   45
          -----------------------------------------------------------
          APPENDIX A - CONTRACT COMPARISON CHART                  46
          -----------------------------------------------------------
          APPENDIX B - ACCUMULATION UNIT VALUES                   47
          -----------------------------------------------------------
          APPENDIX C - WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME
           BENEFITS                                               90
          -----------------------------------------------------------
          APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH
           BENEFITS                                               91
          -----------------------------------------------------------
          APPENDIX E - CALCULATION OF EARNINGS PROTECTION DEATH
           BENEFIT OPTION                                         92
          -----------------------------------------------------------


                               3     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                            PAGE
                ------------------------------------------------
                Accumulation Phase                             9
                ------------------------------------------------
                Accumulation Unit                         13, 16
                ------------------------------------------------
                Accumulation Unit Value                   13, 16
                ------------------------------------------------
                Allstate Life ("We")                       1, 35
                ------------------------------------------------
                Annuitant                                     13
                ------------------------------------------------
                Automatic Additions Program                   15
                ------------------------------------------------
                Automatic Fund Rebalancing Program            21
                ------------------------------------------------
                Beneficiary                                   14
                ------------------------------------------------
                Cancellation Period                        6, 15
                ------------------------------------------------
                *Contract                                  1, 13
                ------------------------------------------------
                Contract Anniversary                           7
                ------------------------------------------------
                Contract Owner ("You")                     9, 13
                ------------------------------------------------
                Contract Value                             1, 16
                ------------------------------------------------
                Contract Year                                  7
                ------------------------------------------------
                Credit Enhancement                         1, 15
                ------------------------------------------------
                Dollar Cost Averaging Program                 21
                ------------------------------------------------
                Due Proof of Death                            30
                ------------------------------------------------
                Earnings Protection Death Benefit Option   6, 31
                ------------------------------------------------
                Enhanced Beneficiary Protection Option     6, 32
                ------------------------------------------------
                Excess of Earnings Withdrawal                 31
                ------------------------------------------------
                Fixed Account Options                      1, 18
                ------------------------------------------------
                Free Withdrawal Amount                        23
                ------------------------------------------------

                                                          PAGE
                  --------------------------------------------
                  Funds                              1, 18, 35
                  --------------------------------------------
                  Guarantee Period                          18
                  --------------------------------------------
                  Income Base                            7, 28
                  --------------------------------------------
                  Income Plan                               25
                  --------------------------------------------
                  In-Force Earnings                         31
                  --------------------------------------------
                  In-Force Premium                          31
                  --------------------------------------------
                  Investment Alternatives             1, 7, 17
                  --------------------------------------------
                  Issue Date                                 9
                  --------------------------------------------
                  Maximum Anniversary Value                 30
                  --------------------------------------------
                  Payout Phase                               9
                  --------------------------------------------
                  Payout Start Date                      9, 25
                  --------------------------------------------
                  Retirement Income Guarantee Rider      7, 28
                  --------------------------------------------
                  Rider Application Date                     6
                  --------------------------------------------
                  Rider Date                                28
                  --------------------------------------------
                  Right to Cancel                        6, 15
                  --------------------------------------------
                  SEC                                        1
                  --------------------------------------------
                  Settlement Value                          30
                  --------------------------------------------
                  Standard Fixed Account Option             18
                  --------------------------------------------
                  Systematic Withdrawal Program             25
                  --------------------------------------------
                  Valuation Date                            15
                  --------------------------------------------
                  Variable Account                       1, 35
                  --------------------------------------------
                  Variable Sub-Account                   1, 17
                  --------------------------------------------

* In certain states these Contracts were available only as group Contracts. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The PUTNAM ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

..   The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

..   The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period
    (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.

                               5     PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS  WE ARE NO LONGER OFFERING NEW CONTRACTS.

                   You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of
                   $1,000,000. You must maintain a minimum Contract Value of $1,000.

                   For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit
                   Enhancement equal to 4% of such purchase payment.
-------------------------------------------------------------------------------------------------
RIGHT TO CANCEL    You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("CANCELLATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                   Variable Account, including the deduction of mortality and expense risk charges. If you exercise your RIGHT TO CANCEL the Contract, the amount we refund to you will not include any Credit Enhancement. See "Right to
                   Cancel" for details.
-------------------------------------------------------------------------------------------------
EXPENSES           Each Fund pays expenses that you will bear indirectly if you invest in a
                   Variable Sub-Account. You also will bear the following expenses:

                   PUTNAM ALLSTATE ADVISOR CONTRACTS

                   Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

                   Annual contract maintenance charge of $30 (waived in certain cases)

                   Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn (with certain exceptions)

                   PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

                   Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

                   Withdrawal charges ranging from 0% to 8% of purchase payments withdrawn (with certain exceptions)

                   PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

                   Annual mortality and expense risk charge equal to 1.65% of average daily net assets.

                   Withdrawal charges ranging from 0% to 2% of purchase payments withdrawn (with certain exceptions)
                   ALL CONTRACTS

                   If you select the ENHANCED BENEFICIARY PROTECTION OPTION you would pay an additional mortality and expense risk charge of 0.15%.

                   If you select the EARNINGS PROTECTION DEATH BENEFIT OPTION you would pay an additional mortality and expense risk charge of 0.20% or 0.35%
                      (depending on the age of the oldest Owner and Annuitant on the date we receive the completed application or request to add the Option, whichever is later ("RIDER APPLICATION DATE")).

                               6     PROSPECTUS


                         We discontinued offering the RETIREMENT INCOME GUARANTEE RIDER as of
                            January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to January 1, 2004, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the option you selected) of the
                            INCOME BASE in effect on a Contract Anniversary ("CONTRACT
                            ANNIVERSARY").

                         Transfer fee equal to 0.50% of the amount transferred after the 12/th/
                            transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                         State premium tax (if your state imposes one)
----------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  Each Contract offers several investment alternatives including:

                         a Standard Fixed Account Option* that credits interest at rates we guarantee, and

                         24 Variable Sub-Accounts investing in Funds offering professional money management by Putnam Investment Management, LLC.

                         PUTNAM ALLSTATE ADVISOR CONTRACTS offer 2 additional Fixed Account
                         Options that credit interest at rates we guarantee.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-390-1277.

                            *For PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (except Contracts issued in Oregon), the Standard Fixed Account Option is currently not available for new investments.
----------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         AUTOMATIC FUND REBALANCING PROGRAM

                         AUTOMATIC ADDITIONS PROGRAM

                         DOLLAR COST AVERAGING PROGRAM

                         SYSTEMATIC WITHDRAWAL PROGRAM
----------------------------------------------------------------------------------------------------------
INCOME PAYMENTS          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                         life income with guaranteed payments

                         a joint and survivor life income with guaranteed payments

                         guaranteed payments for a specified period

                         combination life income and guaranteed payments for a specified period combination joint and survivor life income and guaranteed payments for a specified period

                         life income with cash refund

                         joint life income with cash refund

                         life income with installment refund

                         joint life income with installment refund

                         Prior to January 1, 2004, Allstate Life offered two Retirement Income
                         Guarantee Riders that guarantee a minimum amount of fixed income payments you can receive if you choose to annuitize your Contract.
----------------------------------------------------------------------------------------------------------

                               7     PROSPECTUS

--------------------------------------------------------------------------------------------------
DEATH BENEFITS  If you die before income payments begin, we will pay the death benefit described in the Contract. We also offer an Enhanced Beneficiary Protection
                Option and an Earnings Protection Death Benefit Option.
--------------------------------------------------------------------------------------------------
TRANSFERS       Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less.

                A charge may apply after the 12/th/ transfer in each Contract Year.
--------------------------------------------------------------------------------------------------
WITHDRAWALS     You may withdraw some or all of your Contract Value at any time during the
                Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
                Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
--------------------------------------------------------------------------------------------------

                               8     PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 25. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.

                               9     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT FUND EXPENSES, PLEASE REFER TO THE ACCOMPANYING PROSPECTUS FOR THE FUNDS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                        NUMBER OF COMPLETE YEARS SINCE WE RECEIVED THE PURCHASE
    CONTRACT:                           PAYMENT BEING WITHDRAWN/APPLICABLE CHARGE:
    ----------------------------------------------------------------------------------------------------
                                        0       1       2      3      4      5      6      7+
    Putnam Allstate Advisor             7%      7%      6%     5%     4%     3%     2%     0%
    ----------------------------------------------------------------------------------------------------
                                        0       1       2      3      4      5      6      7      8+
    Putnam Allstate Advisor Plus        8%      8%      8%     7%     6%     5%     4%     3%     0%
    ----------------------------------------------------------------------------------------------------
                                        0       1       2+
    Putnam Allstate Advisor Preferred   2%      1%      0%
    ----------------------------------------------------------------------------------------------------
    ANNUAL CONTRACT MAINTENANCE CHARGE

    CONTRACT:
    ----------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor                       $30**
    ----------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor Plus                   none
    ----------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor Preferred              none
    ----------------------------------------------------------------------------------------------------
    Transfer Fee                        0.50% of the amount transferred***
    ----------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to the FREE WITHDRAWAL AMOUNT offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense  Total Variable Account
Basic Contract (without any optional benefit)                    Risk Charge           Annual Expense
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                             1.25%                   1.25%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                        1.60%                   1.60%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                   1.65%                   1.65%
-----------------------------------------------------------------------------------------------------------

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 Enhanced Beneficiary Protection Option 0.15% (up to 0.25% for Options added in the future)
 Earnings Protection Death Benefit      0.20% (up to 0.30% for Options added
 Option (issue age 0-65)                in the future)
 Earnings Protection Death Benefit      0.35% (up to 0.50% for Options added
 Option (issue age 66-75)               in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the Enhanced Beneficiary Protection Option,
and Earnings Protection Death Benefit Option (issue age      Mortality and Expense  Total Variable Account
66-75)                                                           Risk Charge*          Annual Expense
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                             1.75%                   1.75%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                        2.10%                   2.10%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                   2.15%                   2.15%
-----------------------------------------------------------------------------------------------------------

* As described above the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the charge for an Option once we add the Option to your Contract.

                               10     PROSPECTUS

RETIREMENT INCOME GUARANTEE RIDER EXPENSES*

If you selected a Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the Option you selected) of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Riders" for details.

* We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.

FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for the Funds.


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses/(1)/ (expenses that
 are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other
 expenses)                                                    0.70%    1.49%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2009.


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

..   elected the Enhanced Beneficiary Protection Option,

..   elected the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and

..   elected Retirement Income Guarantee Rider 2 (assuming Income Base B prior to January 1, 2004).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.


                                   Putnam Allstate Advisor      Putnam Allstate Advisor Plus   Putnam Allstate Advisor Preferred
                               1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year   3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $978  $1,675  $2,311   $4,089  $1,091 $1,926  $2,610   $4,319   $585    $1,260  $2,122   $4,360
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $901  $1,449  $1,940   $3,388  $1,014 $1,702  $2,246   $3,642   $509    $1,036  $1,759   $3,687
--------------------------------------------------------------------------------------------------------------------------------


                               11     PROSPECTUS

EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                   Putnam Allstate Advisor      Putnam Allstate Advisor Plus   Putnam Allstate Advisor Preferred
                               1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year   3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $383  $1,165  $1,971   $4,089   $411  $1,246  $2,100   $4,319   $415    $1,260  $2,122   $4,360
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $306  $  939  $1,600   $3,388   $334  $1,022  $1,736   $3,642   $339    $1,036  $1,759   $3,687
--------------------------------------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR FOR PUTNAM ALLSTATE ADVISOR CONTRACTS. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE ENHANCED BENEFICIARY PROTECTION OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING OLDEST CONTRACT OWNER OR ANNUITANT IS OVER AGE 65, AND BOTH ARE AGE 75 OR YOUNGER ON THE RIDER APPLICATION DATE), AND THE RETIREMENT INCOME GUARANTEE RIDER 2 (PRIOR TO JANUARY 1, 2004) AND THAT INCOME BASE B IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               12     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B and in the Statement of Additional Information.

THE CONTRACTS
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

..   90 - PUTNAM ALLSTATE ADVISOR

..   85 - PUTNAM ALLSTATE ADVISOR PLUS

..   90 - PUTNAM ALLSTATE ADVISOR PREFERRED

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date") is currently 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

..   90 - PUTNAM ALLSTATE ADVISOR

..   85 - PUTNAM ALLSTATE ADVISOR PLUS

..   90 - PUTNAM ALLSTATE ADVISOR PREFERRED

                               13     PROSPECTUS

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 75.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

                               14     PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for each Contract is $10,000.


The minimum initial purchase payment for Qualified Contracts is $500 for PUTNAM ALLSTATE ADVISOR CONTRACTS ($10,000 for PUTNAM ALLSTATE ADVISOR PLUS AND PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for PUTNAM ALLSTATE ADVISOR CONTRACTS only).

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.


CREDIT ENHANCEMENT
(PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See "RIGHT TO CANCEL" below for details. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract.

                               15     PROSPECTUS

See "EXPENSES." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Cancellation Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss, including the deduction of mortality and expense risk charges, associated with your Variable Account purchase payments and with the Credit Enhancement. We reserve the right to allocate your purchase payments to the Putnam Money Market Variable Sub-Account during the Cancellation Period.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

..   your initial purchase payment for PUTNAM ALLSTATE ADVISOR CONTRACTS

..   your initial purchase payment plus the Credit Enhancement for PUTNAM
    ALLSTATE ADVISOR PLUS CONTRACTS

..   your initial purchase payment for PUTNAM ALLSTATE ADVISOR PREFERRED
    CONTRACTS

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Fund in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUND FOR A DESCRIPTION OF HOW THE ASSETS OF EACH SUCH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                               16     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 24 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with each such Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Accounts to which you allocate your purchase payments.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE FUND PROSPECTUSES, PLEASE CONTACT US AT 1-800-390-1277.


FUND:                                    EACH FUND SEEKS:
----------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income     High current income with preservation of capital as its secondary
 Fund - Class IB                          objective.
----------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund -   Long-term growth of capital.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund -      As high a level of current income as Putnam Management believes is
 Class IB                                 consistent with preservation of capital.
----------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB  Capital growth and current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund   A high level of long-term total return consistent with preservation of
 - Class IB                               capital.
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund - Class IB  Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Health Care Fund -      Capital appreciation.
 Class IB (formerly named Putnam VT
 Health Sciences Fund - Class IB)
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Utilities Fund - Class  Capital growth and current income.
 IB (formerly named Putnam VT Utilities
 Growth and Income Fund - Class IB)
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund -    Capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB     High current income. Capital growth is a secondary goal when consistent with achieving high current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB         High current income consistent with what Putnam Management believes to be prudent risk.
----------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund      Long-term capital appreciation.
 (formerly named Putnam VT
 International New Opportunities Fund -
 Class IB)
----------------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund       Capital growth. Current income is a secondary objective.
 (formerly named Putnam VT
 International Growth and Income Fund -
 Class IB)
----------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB      Long-term growth of capital and any increased income that results from this growth.
----------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund - Class IB  Capital appreciation, as a secondary objective, current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB   As high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.
----------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -       Long-term capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB       Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB
----------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of      To provide a balanced investment composed of a well diversified
 Boston - Class IB                        portfolio of value stocks and bonds, which produce both capital growth and current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB          Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
----------------------------------------------------------------------------------------------------------------




                               17     PROSPECTUS

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                                   ADVISOR  ADVISOR
                                           ADVISOR  PLUS   PREFERRED
           ---------------------------------------------------------
           Standard Fixed Account Option     Yes     Yes      No*
           ---------------------------------------------------------
           6 Month Dollar Cost Averaging
           Option                            Yes      No      No
           ---------------------------------------------------------
           12 Month Dollar Cost Averaging
           Option                            Yes      No      No
           ---------------------------------------------------------

* The Standard Fixed Account Option is available with Contracts issued in
  Oregon.

We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Allstate Life may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a DOLLAR COST AVERAGING PROGRAM, as described on page 21. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the "6 MONTH DOLLAR COST AVERAGING OPTION") or for up to 12 months (the "12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam VT Money Market Fund - Class IB in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12 month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam VT Money Market Fund - Class IB unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic Additions Program to make purchase payments into the 6 or 12 Month Dollar Cost Averaging Fixed Account Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a GUARANTEE PERIOD included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. FOR PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS EACH PURCHASE PAYMENT PLUS THE APPROPRIATE PORTION OF THE CREDIT ENHANCEMENT ALLOCATED TO THE STANDARD FIXED ACCOUNT OPTION EARNS INTEREST AT THE CURRENT RATE IN EFFECT AT THE TIME OF ALLOCATION.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. FOR PUTNAM

                               18     PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS (EXCEPT CONTRACTS ISSUED IN OREGON), WE ARE CURRENTLY NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (EXCEPT CONTRACTS ISSUED IN OREGON), WE CURRENTLY DO NOT PERMIT TRANSFERS INTO THE STANDARD FIXED ACCOUNT OPTIONS. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 6-month or 12-month Dollar Cost Averaging Fixed Account Options.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.


                               19     PROSPECTUS

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future

                               20     PROSPECTUS
additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.

DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options on page 18.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC FUND REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Putnam Global Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               21     PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

..   your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

..   all of your money is allocated to the Fixed Account Options on a Contract
    Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

..   1.25% for PUTNAM ALLSTATE ADVISOR CONTRACTS

..   1.60% for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

..   1.65% for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. If you select the Enhanced Beneficiary Protection Option, the mortality and expense risk charge will include an additional 0.15% for the Option. If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Allstate Life reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. Allstate Life reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under "Death Benefit Payments."

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER CHARGE
We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. See "Retirement Income Guarantee Riders" for details.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

                               22     PROSPECTUS

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

PUTNAM ALLSTATE ADVISOR CONTRACTS Under PUTNAM ALLSTATE ADVISOR CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS Under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Free Withdrawal Amount.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS Under PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

ALL CONTRACTS
We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ALLSTATE ADVISOR AND PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS ONLY.
CONFINEMENT WAIVER. We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:

1. you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

                               23     PROSPECTUS

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or full withdrawal from your Contract prior to the Payout Start Date, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once before the Payout Start Date.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

OTHER EXPENSES

Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 11. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors") receives compensation from the Funds' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Funds. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 25.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, penalty tax, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally

                               24     PROSPECTUS
considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently 9 Income Plans are available. Income Plans provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The 9 Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income

                               25     PROSPECTUS
payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 4 - COMBINATION LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED
PERIOD.   Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 5 - COMBINATION JOINT AND SURVIVOR LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

INCOME PLAN 6 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 7 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 8 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 9 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed

                               26     PROSPECTUS
payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

GUARANTEED PAYMENT PLANS. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("GUARANTEED PAYMENT PLANS"):

..   The minimum payment period you may choose is 5 years.

..   If the oldest Annuitant is under age 70, you may choose a period up to age
    100 subject to a maximum of 50 years.

..   If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an Assumed Investment Rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less

                               27     PROSPECTUS
than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1.  deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE RIDERS
Effective January 1, 2004, the Retirement Income Guarantee Riders are no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to January 1, 2004. Once elected the Rider may not be canceled. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("GUARANTEED INCOME BENEFIT"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

..   The Payout Start Date must occur during the 30 day period following a
    Contract Anniversary;

..   You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

   . 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

   . 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

RETIREMENT INCOME GUARANTEE RIDER 1. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, including any Credit Enhancement applied under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from your assets in the Variable Sub-Account(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of months the Rider was in effect during the current Contract Year.

We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:

1.  On the Rider Date, the Income Base is equal to the Contract Value.

                               28     PROSPECTUS

2. After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:

..   For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

..   For withdrawals, the Income Base is equal to the most recently calculated
    Income Base reduced by a withdrawal adjustment, described below.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date.

The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.

RETIREMENT INCOME GUARANTEE RIDER 2. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

1. For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

INCOME BASE B.  On the Rider Date, Income Base B is equal to the Contract
Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR
PLUS CONTRACTS) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the oldest Annuitant's 85th birthday.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

                               29     PROSPECTUS

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3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.

We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------


We will pay a death benefit if, prior to the Payout Start Date:

1.  any Contract Owner dies, or

2.  the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of the following death benefit alternatives:

1.  the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments (and including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), less withdrawals,

3. the most recent MAXIMUM ANNIVERSARY VALUE prior to the date we determine the death benefit (see "Maximum Anniversary Value" below), or

4.  the Enhanced Beneficiary Protection Option (if selected).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1.  the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit. The "SETTLEMENT VALUE" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of PUTNAM ALLSTATE ADVISOR CONTRACTS, contract maintenance charge.

Allstate Life reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

MAXIMUM ANNIVERSARY VALUE. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS). After

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the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = the withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.

EARNINGS PROTECTION DEATH BENEFIT OPTION
If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

..   the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

..   the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

IN-FORCE PREMIUM equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract ("RIDER DATE") plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

IN-FORCE EARNINGS equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An EXCESS-OF-EARNINGS WITHDRAWAL is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

                               31     PROSPECTUS

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For examples of how the death benefit is calculated under the Earnings
Protection Death Benefit Option, see Appendix E.

ENHANCED BENEFICIARY PROTECTION OPTION
The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. If you elect the Option, the death benefit will be the greater of the death benefit alternatives
(1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states.

We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider ("RIDER DATE") is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:

1.  the date we determine the death benefit, or

2. the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.

We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under "Death Benefit Amount."

DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 14. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.

IF THE SOLE NEW CONTRACT OWNER IS YOUR SPOUSE, he or she may elect to:

1.  receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner;

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

(c)over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

i. transfer all or a portion of the excess among the Variable Sub-Accounts;

ii.transfer all or a portion of the excess into the Standard Fixed Account, if available, and begin a new Guarantee Period; or

iii.transfer all or a portion of the excess into a combination of Variable
    Sub-Accounts and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

..   the sum of all gross purchase payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) less any withdrawals; or

                               32     PROSPECTUS

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..   the Contract Value on the date we determine the death benefit; or

..   the Maximum Anniversary Value as defined in the "Death Benefit Amount"
    section, with the following changes:

..   "Issue Date" is replaced by the date the Contract is continued,

..   "initial purchase payment" (including Credit Enhancements in the case of
    PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

IF THE NEW CONTRACT OWNER IS A LIVING PERSON WHO IS NOT YOUR SPOUSE, OR IF THERE ARE MULTIPLE NEW OWNERS, the new Contract Owner may elect to:

1.  receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner,

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment
Alternatives: Transfers" section on page 19, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

IF THE NEW CONTRACT OWNER IS A CORPORATION, TRUST OR OTHER NON-LIVING PERSON, the new Contract Owner may elect to:

1.  receive the death benefit in a lump sum; or

2.  receive the Contract Value payable within 5 years of your date of death.


The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 19 for more information regarding transfers.


No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the

                               33     PROSPECTUS

Option after the new Rider Date. For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see Appendix E.

For Contracts with the optional Enhanced Beneficiary Protection Option:

..   the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

..   "Rider Date" is replaced by the date the Contract is continued,

..   "Contract Value" is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

DEATH OF ANNUITANT. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1.  receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner,

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-living person, the Contract Owner may elect to:

1.  receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 19, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.


Under any of these options, all ownership rights are available to the non-living Contract Owner from the date of the Annuitant's death to the date on which the death proceeds are paid.


The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.

If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract. We reserve the right to offer additional options upon Death of Annuitant.

                               34     PROSPECTUS

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MORE INFORMATION
--------------------------------------------------------------------------------

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life is an Illinois stock life insurance company organized in 1957.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.


Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.


Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invested in the same Fund (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

                               35     PROSPECTUS

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of FINRA. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate Life, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. In some states, Contracts may be sold by representatives or employees of banks.

Allstate Life may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For PUTNAM ALLSTATE ADVISOR CONTRACTS issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6/th/ Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2009, consisted of the following:
Keane Worldzen, Inc. (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5/th/ Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44/th/ Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5/th/ Floor, Kansas City, MO 64105.


                               36     PROSPECTUS

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In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management's judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.

LEGAL MATTERS
Certain matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under applicable state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity

                               37     PROSPECTUS
contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent;
(2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Contracts; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we

                               38     PROSPECTUS
calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

                               39     PROSPECTUS

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

                               40     PROSPECTUS

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Contract limits on distributions and other conditions are not met. Please consult your Qualified Contract administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Contracts, the terms of the Qualified Contract Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Contracts, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Contracts listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

                               41     PROSPECTUS

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.


For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


                               42     PROSPECTUS

CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2 . Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.


A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.


ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


                               43     PROSPECTUS

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               44     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS  2
           ----------------------------------------------------------
           THE CONTRACTS                                          2
           ----------------------------------------------------------
           CALCULATION OF ACCUMULATION UNIT VALUES                3
           ----------------------------------------------------------
           CALCULATION OF VARIABLE INCOME PAYMENTS                4
           ----------------------------------------------------------

--------------------------------------------------------------------------------

                           GENERAL MATTERS       5
                           -------------------------
                           EXPERTS               6
                           -------------------------
                           FINANCIAL STATEMENTS  6
                           -------------------------
                           APPENDIX A
                           -------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               45     PROSPECTUS

APPENDIX A
PUTNAM ALLSTATE ADVISOR CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Feature                                   Advisor                     Advisor Plus                 Advisor Preferred
---------------------------------------------------------------------------------------------------------------------------
Maximum Age of Contract Owner
and Annuitant on the Issue
Date                                        90                             85                             90
---------------------------------------------------------------------------------------------------------------------------
Minimum Initial Purchase                  $10,000
Payment                        ($500 for Qualified Contracts)            $10,000                        $10,000
---------------------------------------------------------------------------------------------------------------------------
                               -Standard Fixed Account
                               Option with 1,5&7-year
                               Guarantee Periods -6 Month
                               Dollar Cost Averaging Option   -Standard Fixed Account             N/A (available only
                               -12 Month Dollar Cost          Option with 1,5&7-year             with Contracts issued
Fixed Account Options          Averaging Option               Guarantee Periods                       in Oregon)
---------------------------------------------------------------------------------------------------------------------------
                                                              4% applied to all purchase
Credit Enhancement                         None               payments                                   None
---------------------------------------------------------------------------------------------------------------------------
                               $30 per year, full amount on
                               surrender (waived in certain
Contract Maintenance Charge    cases)                                     None                           None
---------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk
Charge (without optional
benefit)                                   1.25%                          1.60%                          1.65%
---------------------------------------------------------------------------------------------------------------------------
                                  greater of earnings not
                                        previously
Free Withdrawal Amount         withdrawn, or 15% of purchase
(each Contract Year)           payments                       15 % of purchase payments      15% of purchase payments
---------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge (measured
from number of complete years
since we received the
purchase payment as a
percentage of purchase
payments withdrawn in excess      Year: 0 1 2 3 4 5 6 7+        Year: 0 1 2 3 4 5 6 7 8+             Year: 0 1 2+
of the Free Withdrawal Amount)      %: 7 7 6 5 4 3 2 0            %: 8 8 8 7 6 5 4 3 0                 %: 2 1 0
---------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge Waivers                   Yes                            Yes                            No
---------------------------------------------------------------------------------------------------------------------------

                               46     PROSPECTUS

APPENDIX B - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contact us at 1-800-390-1277 to obtain a copy of the Statement of Additional Information.


The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Contracts on April 30, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Accounts were first offered as of
February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003.

The Putnam Allstate Advisor Plus Contracts were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, except the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Putnam Allstate Advisor Preferred Contracts were first offered on April 28, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, except as follows: the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Earnings Protection Death Benefit Option and the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option were first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts, the Putnam Allstate Advisor Plus Contracts and the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003.

The names of the following Sub-Accounts changed since December 31, 2009. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2009:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                  2009
  (AS APPEARS IN THE FOLLOWING TABLES
      OF ACCUMULATION UNIT VALUES)       SUB-ACCOUNT NAME AS OF MAY 1, 2010
 -----------------------------------------------------------------------------
 Putnam VT International Growth and     Putnam VT International Value Fund -
 Income Fund - Class IB                 Class IB
 Putnam VT International New            Putnam VT International Growth Fund -
 Opportunities Fund - Class IB          Class IB
 -----------------------------------------------------------------------------



On February 13, 2009, the Putnam VT Capital Appreciation Fund - Class IB reorganized into the Putnam Investors Fund - Class IB; the Putnam VT Discovery Growth Fund - Class IB reorganized into the Putnam New Opportunities Fund - Class IB; the Putnam VT New Value Fund - Class IB reorganized into the Putnam Equity Income Fund - Class IB; and the Putnam VT OTC & Emerging Growth Fund - Class IB reorganized into the Putnam VT Vista Fund - Class IB. As a result, the following Sub-Accounts are no longer available for investment: Putnam VT Capital Appreciation Fund - Class IB, the Putnam VT Discovery Growth Fund - Class IB, the Putnam VT New Value Fund - Class IB and the Putnam VT OTC & Emerging Growth Fund - Class IB. However, accumulation unit values for the Sub-Accounts are included in the tables below because the Sub-Accounts were available during part of the period ending December 31, 2009.


                               47     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2000       $10.000      $11.115       290,129
                                                         2001       $11.115      $11.695     2,363,866
                                                         2002       $11.695      $12.573     5,294,568
                                                         2003       $12.573      $12.609     3,674,800
                                                         2004       $12.609      $12.782     2,837,165
                                                         2005       $12.782      $12.794     2,344,027
                                                         2006       $12.794      $13.041     1,939,519
                                                         2007       $13.041      $13.954     1,739,913
                                                         2008       $13.954      $13.821     1,515,476
                                                         2009       $13.821      $16.514     1,276,070
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2000       $10.000       $9.131        45,272
                                                         2001        $9.131       $7.763       514,152
                                                         2002        $7.763       $5.952     1,004,523
                                                         2003        $5.952       $7.335     1,082,865
                                                         2004        $7.335       $8.309     1,054,442
                                                         2005        $8.309       $8.851       931,834
                                                         2006        $8.851       $9.818       840,156
                                                         2007        $9.818       $9.021       731,288
                                                         2008        $9.021       $5.488       575,932
                                                         2009        $5.488       $5.106             0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2003       $10.000      $12.932        50,035
                                                         2004       $12.932      $15.085       131,709
                                                         2005       $15.085      $16.410       225,869
                                                         2006       $16.410      $18.671       255,476
                                                         2007       $18.671      $16.676       187,858
                                                         2008       $16.676      $10.673       140,971
                                                         2009       $10.673      $15.348       131,539
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2000       $10.000       $7.312       100,680
                                                         2001        $7.312       $5.000       829,339
                                                         2002        $5.000       $3.475     2,496,402
                                                         2003        $3.475       $4.530     2,494,973
                                                         2004        $4.530       $4.813     2,192,703
                                                         2005        $4.813       $5.097     1,780,742
                                                         2006        $5.097       $5.591     1,564,511
                                                         2007        $5.591       $6.090     1,378,738
                                                         2008        $6.090       $3.410     1,110,301
                                                         2009        $3.410       $3.340             0


                               48     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                          2000        $9.866       $9.727     3,898,771
                                                          2001        $9.727       $9.942     4,832,628
                                                          2002        $9.942      $10.397     4,754,348
                                                          2003       $10.397      $12.326     4,749,282
                                                          2004       $12.326      $13.292     4,335,857
                                                          2005       $13.292      $13.527     4,009,773
                                                          2006       $13.527      $14.199     3,586,794
                                                          2007       $14.199      $14.599     2,834,986
                                                          2008       $14.599       $9.974     2,038,407
                                                          2009        $9.974      $15.302     1,671,232
--------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                          2003       $10.000      $12.049       487,346
                                                          2004       $12.049      $13.305       966,045
                                                          2005       $13.305      $13.862     1,227,755
                                                          2006       $13.862      $16.269     1,324,221
                                                          2007       $16.269      $16.577     1,199,641
                                                          2008       $16.577      $11.272       988,965
                                                          2009       $11.272      $14.186     2,399,146
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2000        $9.299      $10.067     6,032,053
                                                          2001       $10.067       $9.986     9,159,103
                                                          2002        $9.986       $8.998    10,982,873
                                                          2003        $8.998      $10.400    10,972,600
                                                          2004       $10.400      $11.113    10,383,824
                                                          2005       $11.113      $11.413     9,325,581
                                                          2006       $11.413      $12.615     7,572,633
                                                          2007       $12.615      $12.575     5,806,531
                                                          2008       $12.575       $7.361     4,033,039
                                                          2009        $7.361       $9.132     3,335,162
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                          2000       $10.698      $10.051       838,889
                                                          2001       $10.051       $9.079     1,074,406
                                                          2002        $9.079       $7.843     1,182,016
                                                          2003        $7.843       $9.441     1,274,558
                                                          2004        $9.441      $10.172     1,294,368
                                                          2005       $10.172      $10.746     1,323,355
                                                          2006       $10.746      $11.977     1,515,294
                                                          2007       $11.977      $12.174     1,192,407
                                                          2008       $12.174       $8.016       930,019
                                                          2009        $8.016      $10.702       847,974


                               49     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                         2000       $15.665      $10.868     4,838,412
                                                         2001       $10.868       $7.537     6,111,405
                                                         2002        $7.537       $5.776     5,397,212
                                                         2003        $5.776       $7.371     4,674,596
                                                         2004        $7.371       $8.274     4,145,841
                                                         2005        $8.274       $8.889     3,624,750
                                                         2006        $8.889      $10.816     3,241,464
                                                         2007       $10.816      $11.644     2,603,952
                                                         2008       $11.644       $6.284     1,932,919
                                                         2009        $6.284       $8.065     1,653,384
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                         2000        $9.172       $9.776    30,632,434
                                                         2001        $9.776       $9.036    41,176,940
                                                         2002        $9.036       $7.228    40,665,022
                                                         2003        $7.228       $9.093    37,569,817
                                                         2004        $9.093       $9.977    33,933,348
                                                         2005        $9.977      $10.367    29,270,346
                                                         2006       $10.367      $11.867    23,723,991
                                                         2007       $11.867      $11.010    17,955,570
                                                         2008       $11.010       $6.665    12,715,992
                                                         2009        $6.665       $8.544    10,539,678
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                         2000       $10.000       $7.434     2,350,234
                                                         2001        $7.434       $4.985     3,982,639
                                                         2002        $4.985       $3.471     3,866,973
                                                         2003        $3.471       $4.217     3,577,793
                                                         2004        $4.217       $4.237     3,264,882
                                                         2005        $4.237       $4.356     2,749,057
                                                         2006        $4.356       $4.670     2,297,860
                                                         2007        $4.670       $4.861     1,838,702
                                                         2008        $4.861       $2.991     1,473,866
                                                         2009        $2.991       $4.160     1,373,898
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
 FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                         2000       $10.597      $14.545     4,204,909
                                                         2001       $14.545      $11.525     5,293,270
                                                         2002       $11.525       $9.066     5,061,022
                                                         2003        $9.066      $10.590     4,305,615
                                                         2004       $10.599      $11.212     3,733,811
                                                         2005       $11.212      $12.534     3,252,557
                                                         2006       $12.534      $12.723     2,609,482
                                                         2007       $12.723      $12.488     1,947,093
                                                         2008       $12.488      $10.226     1,469,682
                                                         2009       $10.226      $12.724     1,239,784


                               50     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                              2000        $9.934       $8.976     2,014,173
                                                              2001        $8.976       $9.186     3,022,834
                                                              2002        $9.186       $9.006     3,421,713
                                                              2003        $9.006      $11.253     3,878,022
                                                              2004       $11.253      $12.284     3,133,920
                                                              2005       $12.284      $12.507     2,518,892
                                                              2006       $12.507      $13.651     2,064,976
                                                              2007       $13.651      $13.856     1,563,635
                                                              2008       $13.856      $10.116     1,137,477
                                                              2009       $10.116      $15.002       989,693
------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                              2000        $9.714      $10.341     3,295,896
                                                              2001       $10.341      $10.956     7,057,751
                                                              2002       $10.956      $11.672     9,130,281
                                                              2003       $11.672      $12.036     7,973,945
                                                              2004       $12.036      $12.413     6,879,618
                                                              2005       $12.413      $12.547     5,997,703
                                                              2006       $12.547      $12.951     5,077,932
                                                              2007       $12.951      $13.456     4,000,281
                                                              2008       $13.456      $10.109     2,777,616
                                                              2009       $10.109      $14.640     2,234,506
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                              2000       $14.427      $12.885     6,476,055
                                                              2001       $12.885      $10.100     8,261,200
                                                              2002       $10.100       $8.212     8,662,245
                                                              2003        $8.212      $10.422     7,746,900
                                                              2004       $10.422      $11.959     7,071,496
                                                              2005       $11.959      $13.250     6,473,166
                                                              2006       $13.250      $16.712     5,866,337
                                                              2007       $16.712      $17.883     4,780,612
                                                              2008       $17.883       $9.898     3,674,845
                                                              2009        $9.898      $12.182     3,062,924
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                              2000       $10.968      $10.976     1,708,041
                                                              2001       $10.976       $8.582     2,339,655
                                                              2002        $8.582       $7.308     2,539,671
                                                              2003        $7.308       $9.948     2,353,192
                                                              2004        $9.948      $11.885     2,551,653
                                                              2005       $11.885      $13.392     2,559,124
                                                              2006       $13.392      $16.826     2,506,808
                                                              2007       $16.826      $17.779     1,996,439
                                                              2008       $17.779       $9.477     1,478,729
                                                              2009        $9.477      $11.809     1,231,057


                               51     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND--CLASS IB
                                                              2000       $18.134      $10.984     2,234,464
                                                              2001       $10.984       $7.736     2,469,501
                                                              2002        $7.736       $6.598     2,085,193
                                                              2003        $6.598       $8.679     1,803,653
                                                              2004        $8.679       $9.714     1,655,151
                                                              2005        $9.714      $11.355     1,738,451
                                                              2006       $11.355      $14.143     1,523,396
                                                              2007       $14.143      $15.811     1,252,002
                                                              2008       $15.811       $8.980     1,010,094
                                                              2009        $8.980      $12.270       912,799
------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                              2000       $12.168       $9.777    17,977,266
                                                              2001        $9.777       $7.262    21,424,549
                                                              2002        $7.762       $5.459    18,768,754
                                                              2003        $5.459       $6.854    16,209,787
                                                              2004        $6.854       $7.624    14,389,737
                                                              2005        $7.624       $8.192    12,352,538
                                                              2006        $8.192       $9.217    10,435,677
                                                              2007        $9.217       $8.631     7,945,465
                                                              2008        $8.631       $5.152     5,684,090
                                                              2009        $5.152       $6.656     5,227,589
------------------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND--CLASS IB
                                                              2003       $10.000      $12.801       127,975
                                                              2004       $12.801      $14.594       342,661
                                                              2005       $14.594      $16.205       596,881
                                                              2006       $16.205      $18.413       602,812
                                                              2007       $18.413      $18.489       490,801
                                                              2008       $18.489      $10.438       359,694
                                                              2009       $10.438      $14.328       297,049
------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                              2000       $10.231      $10.693     1,736,595
                                                              2001       $10.693      $10.956     5,663,312
                                                              2002       $10.956      $10.948     6,153,309
                                                              2003       $10.948      $10.866     3,214,835
                                                              2004       $10.866      $10.801     2,089,312
                                                              2005       $10.801      $10.936     1,892,206
                                                              2006       $10.936      $11.274     2,448,638
                                                              2007       $11.274      $11.665     2,133,991
                                                              2008       $11.665      $11.815     2,372,128
                                                              2009       $11.815      $11.692     1,636,925


                               52     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                    2000       $15.692      $11.436    11,371,847
                                                    2001       $11.436       $7.889    13,605,364
                                                    2002        $7.889       $5.413    12,064,671
                                                    2003        $5.413       $7.079    10,700,366
                                                    2004        $7.079       $7.711     9,334,600
                                                    2005        $7.711       $8.377     8,005,070
                                                    2006        $8.377       $8.981     6,628,713
                                                    2007        $8.981       $9.377     5,178,752
                                                    2008        $9.377       $5.672     4,071,265
                                                    2009        $5.672       $7.401     3,993,683
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2000        $8.795      $10.629     1,659,981
                                                    2001       $10.629      $10.844     3,902,049
                                                    2002       $10.844       $9.037     5,140,780
                                                    2003        $9.037      $11.823     5,077,407
                                                    2004       $11.823      $13.476     5,101,539
                                                    2005       $13.476      $14.093     5,066,574
                                                    2006       $14.093      $16.146     4,275,279
                                                    2007       $16.146      $15.163     3,314,054
                                                    2008       $15.163       $8.272     2,435,762
                                                    2009        $8.272       $7.791             0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2000       $19.838       $9.581     4,036,834
                                                    2001        $9.581       $5.137     5,465,555
                                                    2002        $5.137       $3.438     5,043,270
                                                    2003        $3.438       $4.608     4,399,346
                                                    2004        $4.608       $4.938     3,983,733
                                                    2005        $4.938       $5.260     3,369,292
                                                    2006        $5.260       $5.839     2,835,749
                                                    2007        $5.839       $6.497     2,238,839
                                                    2008        $6.497       $3.487     1,813,861
                                                    2009        $3.487       $3.384             0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2000       $11.598      $11.226     4,896,412
                                                    2001       $11.226       $8.997     7,607,622
                                                    2002        $8.997       $6.912     7,958,204
                                                    2003        $6.912       $8.554     7,234,661
                                                    2004        $8.554       $9.086     6,387,752
                                                    2005        $9.086       $9.422     5,386,549
                                                    2006        $9.422      $10.357     4,391,694
                                                    2007       $10.357      $10.284     3,388,929
                                                    2008       $10.284       $6.241     2,580,717
                                                    2009        $6.241       $8.209     2,169,468


                               53     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                                     2000       $10.302      $12.660     1,493,692
                                                                     2001       $12.660      $14.768     3,217,546
                                                                     2002       $14.768      $11.918     3,938,066
                                                                     2003       $11.918      $17.613     3,816,634
                                                                     2004       $17.613      $21.952     3,524,769
                                                                     2005       $21.952      $23.203     3,031,315
                                                                     2006       $23.203      $26.877     2,519,726
                                                                     2007       $26.877      $23.163     1,835,554
                                                                     2008       $23.163      $13.870     1,361,192
                                                                     2009       $13.870      $18.016     1,126,715
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
 FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                     2000        $9.987      $11.590     2,469,334
                                                                     2001       $11.590       $8.890     3,792,637
                                                                     2002        $8.890       $6.664     3,297,734
                                                                     2003        $6.664       $8.214     2,914,799
                                                                     2004        $8.214       $9.864     2,664,057
                                                                     2005        $9.864      $10.576     2,477,513
                                                                     2006       $10.576      $13.267     1,986,876
                                                                     2007       $13.267      $15.714     1,549,850
                                                                     2008       $15.714      $10.786     1,144,416
                                                                     2009       $10.786      $11.435       924,150
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                     2000       $14.088      $13.344     4,772,927
                                                                     2001       $13.344       $8.762     6,616,756
                                                                     2002        $8.762       $6.004     6,155,312
                                                                     2003        $6.004       $7.896     5,715,213
                                                                     2004        $7.896       $9.248     5,295,113
                                                                     2005        $9.248      $10.242     4,767,399
                                                                     2006       $10.242      $10.666     4,014,690
                                                                     2007       $10.666      $10.933     2,976,653
                                                                     2008       $10.933       $5.879     2,217,331
                                                                     2009        $5.879       $8.055     2,818,060
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                     2000       $14.326      $11.808    21,009,950
                                                                     2001       $11.808       $9.047    25,627,193
                                                                     2002        $9.047       $6.563    24,658,871
                                                                     2003        $6.563       $8.096    22,860,340
                                                                     2004        $8.096       $8.397    20,364,325
                                                                     2005        $8.397       $8.764    17,160,872
                                                                     2006        $8.764       $9.125    13,494,905
                                                                     2007        $9.125       $9.508     9,962,252
                                                                     2008        $9.508       $5.912     7,428,943
                                                                     2009        $5.912       $9.569     6,290,414



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.


                               54     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2001       $10.000       $6.385       58,418
                                                         2002        $6.385       $6.829      131,089
                                                         2003        $6.829       $6.814       52,957
                                                         2004        $6.814       $6.873       48,825
                                                         2005        $6.873       $6.844       46,071
                                                         2006        $6.844       $6.941       39,772
                                                         2007        $6.941       $7.390       36,468
                                                         2008        $7.390       $7.282       34,997
                                                         2009        $7.282       $8.657       34,006
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2001       $10.000       $7.729       21,995
                                                         2002        $7.729       $5.897       27,375
                                                         2003        $5.897       $7.230       26,601
                                                         2004        $7.230       $8.148       25,036
                                                         2005        $8.148       $8.637       24,469
                                                         2006        $8.637       $9.531       23,929
                                                         2007        $9.531       $8.713       20,250
                                                         2008        $8.713       $5.274        6,184
                                                         2009        $5.274       $4.903            0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2003       $10.000      $12.889            0
                                                         2004       $12.889      $14.958            0
                                                         2005       $14.958      $16.190          962
                                                         2006       $16.190      $18.328        4,056
                                                         2007       $18.328      $16.286        4,042
                                                         2008       $16.286      $10.370            0
                                                         2009       $10.370      $14.837            0
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2001       $10.000       $4.976        5,054
                                                         2002        $4.976       $3.443       22,613
                                                         2003        $3.443       $4.465       23,562
                                                         2004        $4.465       $4.720       36,355
                                                         2005        $4.720       $4.973       32,517
                                                         2006        $4.973       $5.427       30,838
                                                         2007        $5.427       $5.882       27,135
                                                         2008        $5.882       $3.277       38,738
                                                         2009        $3.277       $3.208            0


                               55     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                          2001       $10.000       $9.878       22,518
                                                          2002        $9.878      $10.278       41,427
                                                          2003       $10.278      $12.123       54,550
                                                          2004       $12.123      $13.007       43,863
                                                          2005       $13.007      $13.170       42,534
                                                          2006       $13.170      $13.754       46,926
                                                          2007       $13.754      $14.071       46,347
                                                          2008       $14.071       $9.564       25,196
                                                          2009        $9.564      $14.599       26,961
--------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                          2003       $10.000      $12.008        2,940
                                                          2004       $12.008      $13.192        6,794
                                                          2005       $13.192      $13.676        4,396
                                                          2006       $13.676      $15.969        7,724
                                                          2007       $15.969      $16.189        8,623
                                                          2008       $16.189      $10.952        9,362
                                                          2009       $10.952      $13.714       64,223
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2001       $10.000       $9.921      127,345
                                                          2002        $9.921       $8.895      179,068
                                                          2003        $8.895      $10.229      184,577
                                                          2004       $10.229      $10.875      180,193
                                                          2005       $10.875      $11.112      194,513
                                                          2006       $11.112      $12.220      191,024
                                                          2007       $12.220      $12.120      180,179
                                                          2008       $12.120       $7.058      172,642
                                                          2009        $7.058       $8.712      165,364
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                          2001       $10.000       $9.021        7,070
                                                          2002        $9.021       $7.754       16,679
                                                          2003        $7.754       $9.286       11,857
                                                          2004        $9.286       $9.954       12,956
                                                          2005        $9.954      $10.463       13,551
                                                          2006       $10.463      $11.602       13,060
                                                          2007       $11.602      $11.733       13,706
                                                          2008       $11.733       $7.686       15,065
                                                          2009        $7.686      $10.210       10,671


                               56     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                         2001       $10.000       $7.488       22,915
                                                         2002        $7.488       $5.710       34,451
                                                         2003        $5.710       $7.249       28,616
                                                         2004        $7.249       $8.097       26,861
                                                         2005        $8.097       $8.654       22,329
                                                         2006        $8.654      $10.478       26,140
                                                         2007       $10.478      $11.222       30,733
                                                         2008       $11.222       $6.026       27,701
                                                         2009        $6.026       $7.695       21,759
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                         2001       $10.000       $8.978      324,802
                                                         2002        $8.978       $7.146      567,551
                                                         2003        $7.146       $8.943      582,077
                                                         2004        $8.943       $9.763      533,135
                                                         2005        $9.763      $10.094      493,637
                                                         2006       $10.094      $11.496      393,729
                                                         2007       $11.496      $10.612      368,281
                                                         2008       $10.612       $6.391      301,741
                                                         2009        $6.391       $8.151      289,044
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                         2001       $10.000       $4.958       29,628
                                                         2002        $4.958       $3.435       45,841
                                                         2003        $3.435       $4.153       50,076
                                                         2004        $4.153       $4.151       70,265
                                                         2005        $4.151       $4.246       59,914
                                                         2006        $4.246       $4.529       53,581
                                                         2007        $4.529       $4.690       47,647
                                                         2008        $4.690       $2.871       13,936
                                                         2009        $2.871       $3.974       12,763
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
 FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                         2001       $10.000      $11.451       22,742
                                                         2002       $11.451       $8.962       33,088
                                                         2003        $8.962      $10.425       28,546
                                                         2004       $10.425      $10.972       24,265
                                                         2005       $10.972      $12.203       20,425
                                                         2006       $12.203      $12.325       15,824
                                                         2007       $12.325      $12.035        9,690
                                                         2008       $12.035       $9.806        9,295
                                                         2009        $9.806      $12.139        7,012


                               57     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                              2001       $10.000       $9.127       22,005
                                                              2002        $9.127       $8.903       23,812
                                                              2003        $8.903      $11.068       31,430
                                                              2004       $11.068      $12.021       34,476
                                                              2005       $12.021      $12.177       21,556
                                                              2006       $12.177      $13.224       18,070
                                                              2007       $13.224      $13.354       19,016
                                                              2008       $13.354       $9.700       15,083
                                                              2009        $9.700      $14.313       12,305
------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                              2001       $10.000      $10.886       62,415
                                                              2002       $10.886      $11.538      109,722
                                                              2003       $11.538      $11.838      106,926
                                                              2004       $11.838      $12.147       91,879
                                                              2005       $12.147      $12.216       72,322
                                                              2006       $12.216      $12.546       60,599
                                                              2007       $12.546      $12.969       51,922
                                                              2008       $12.969       $9.693       24,913
                                                              2009        $9.693      $13.967       21,107
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                              2001       $10.000      $10.035       60,861
                                                              2002       $10.035       $8.117       86,554
                                                              2003        $8.117      $10.251       88,560
                                                              2004       $10.251      $11.703       86,248
                                                              2005       $11.703      $12.901       64,385
                                                              2006       $12.901      $16.189       85,917
                                                              2007       $16.189      $17.235       82,896
                                                              2008       $17.235       $9.491       72,424
                                                              2009        $9.491      $11.622       70,574
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                              2001       $10.000       $8.527       21,873
                                                              2002        $8.527       $7.225       25,421
                                                              2003        $7.225       $9.785       27,500
                                                              2004        $9.785      $11.631       43,504
                                                              2005       $11.631      $13.039       45,005
                                                              2006       $13.039      $16.299       51,204
                                                              2007       $16.299      $17.135       46,588
                                                              2008       $17.135       $9.087       29,869
                                                              2009        $9.087      $11.266       29,961


                               58     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND--CLASS IB
                                                              2001       $10.000       $7.686        2,496
                                                              2002        $7.686       $6.522        8,580
                                                              2003        $6.522       $8.536        8,698
                                                              2004        $8.536       $9.506       20,499
                                                              2005        $9.506      $11.055       16,709
                                                              2006       $11.055      $13.701       28,482
                                                              2007       $13.701      $15.238       27,344
                                                              2008       $15.238       $8.611       27,715
                                                              2009        $8.611      $11.706       27,543
------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                              2001       $10.000       $7.215      166,058
                                                              2002        $7.215       $5.396      228,112
                                                              2003        $5.396       $6.741      234,616
                                                              2004        $6.741       $7.460      231,633
                                                              2005        $7.460       $7.976      144,962
                                                              2006        $7.976       $8.928      155,290
                                                              2007        $8.928       $8.318      148,814
                                                              2008        $8.318       $4.940      127,653
                                                              2009        $4.940       $6.350      129,014
------------------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND--CLASS IB
                                                              2003       $10.000      $12.758            0
                                                              2004       $12.758      $14.471        2,324
                                                              2005       $14.471      $15.987        2,904
                                                              2006       $15.987      $18.074        4,236
                                                              2007       $18.074      $18.056        2,844
                                                              2008       $18.056      $10.142        2,844
                                                              2009       $10.142      $13.851        3,448
------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                              2001       $10.000      $10.886       25,833
                                                              2002       $10.886      $10.823       53,866
                                                              2003       $10.823      $10.687       34,330
                                                              2004       $10.687      $10.569        7,367
                                                              2005       $10.569      $10.648        7,684
                                                              2006       $10.648      $10.921        4,114
                                                              2007       $10.921      $11.243       15,383
                                                              2008       $11.243      $11.330       20,075
                                                              2009       $11.330      $11.155       13,470


                               59     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                    2001       $10.000       $7.838       32,732
                                                    2002        $7.838       $5.351       65,036
                                                    2003        $5.351       $6.963       58,243
                                                    2004        $6.963       $7.546       45,643
                                                    2005        $7.546       $8.156       38,943
                                                    2006        $8.156       $8.699       33,260
                                                    2007        $8.699       $9.037       28,515
                                                    2008        $9.037       $5.438       21,413
                                                    2009        $5.438       $7.060       41,984
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2001       $10.000      $10.774       37,325
                                                    2002       $10.774       $8.934       45,790
                                                    2003        $8.934      $11.628       37,401
                                                    2004       $11.628      $13.187       41,170
                                                    2005       $13.187      $13.721      101,157
                                                    2006       $13.721      $15.640       95,202
                                                    2007       $15.640      $14.614       91,267
                                                    2008       $14.614       $7.932       75,215
                                                    2009        $7.932       $7.466            0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2001       $10.000       $5.104       20,137
                                                    2002        $5.104       $3.399       27,603
                                                    2003        $3.399       $4.532       26,862
                                                    2004        $4.532       $4.832       45,210
                                                    2005        $4.832       $5.121       34,927
                                                    2006        $5.121       $5.656       33,757
                                                    2007        $5.656       $6.262       30,266
                                                    2008        $6.262       $3.343       38,535
                                                    2009        $3.343       $3.243            0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2001       $10.000       $8.940       51,591
                                                    2002        $8.940       $6.833       65,389
                                                    2003        $6.833       $8.413       55,723
                                                    2004        $8.413       $8.891       56,533
                                                    2005        $8.891       $9.174       48,566
                                                    2006        $9.174      $10.033       35,805
                                                    2007       $10.033       $9.912       33,171
                                                    2008        $9.912       $5.985       30,089
                                                    2009        $5.985       $7.831       28,981


                               60     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75



                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                                     2001       $10.000      $14.673       28,740
                                                                     2002       $14.673      $11.782       49,332
                                                                     2003       $11.782      $17.323       48,767
                                                                     2004       $17.323      $21.482       51,298
                                                                     2005       $21.482      $22.591       44,040
                                                                     2006       $22.591      $26.036       37,780
                                                                     2007       $26.036      $22.324       33,686
                                                                     2008       $22.324      $13.300       27,955
                                                                     2009       $13.300      $17.187       26,336
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
 FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                     2001       $10.000       $8.832       34,138
                                                                     2002        $8.832       $6.588       42,749
                                                                     2003        $6.588       $8.079       34,959
                                                                     2004        $8.079       $9.652       18,127
                                                                     2005        $9.652      $10.297       15,138
                                                                     2006       $10.297      $12.852       19,680
                                                                     2007       $12.852      $15.145       15,794
                                                                     2008       $15.145      $10.343       26,096
                                                                     2009       $10.343      $10.909       12,786
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                     2001       $10.000       $8.705       36,838
                                                                     2002        $8.705       $5.936       60,476
                                                                     2003        $5.936       $7.766       52,444
                                                                     2004        $7.766       $9.050       34,611
                                                                     2005        $9.050       $9.972       37,553
                                                                     2006        $9.972      $10.332       38,290
                                                                     2007       $10.332      $10.537       24,291
                                                                     2008       $10.537       $5.637       17,374
                                                                     2009        $5.637       $7.685       39,462
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                     2001       $10.000       $8.988      138,792
                                                                     2002        $8.988       $6.488      272,235
                                                                     2003        $6.488       $7.962      270,139
                                                                     2004        $7.962       $8.217      221,519
                                                                     2005        $8.217       $8.533      179,115
                                                                     2006        $8.533       $8.840      132,668
                                                                     2007        $8.840       $9.164      112,238
                                                                     2008        $9.164       $5.669       96,590
                                                                     2009        $5.669       $9.129       59,389



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.


                               61     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                      ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2000       $10.000      $10.893       142,098
                                                         2001       $10.893      $11.420       567,317
                                                         2002       $11.420      $12.234     1,131,656
                                                         2003       $12.234      $12.225       952,963
                                                         2004       $12.225      $12.350       774,385
                                                         2005       $12.350      $12.317       719,095
                                                         2006       $12.317      $12.511       647,923
                                                         2007       $12.511      $13.339       616,925
                                                         2008       $13.339      $13.165       540,953
                                                         2009       $13.165      $15.675       466,388
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2000       $10.000       $9.124        15,427
                                                         2001        $9.124       $7.728        99,589
                                                         2002        $7.728       $5.905       183,708
                                                         2003        $5.905       $7.251       229,756
                                                         2004        $7.251       $8.184       255,121
                                                         2005        $8.184       $8.688       271,791
                                                         2006        $8.688       $9.603       224,938
                                                         2007        $9.603       $8.792       213,970
                                                         2008        $8.792       $5.330       210,496
                                                         2009        $5.330       $4.956             0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2003       $10.000      $12.902        26,725
                                                         2004       $12.902      $14.996        42,153
                                                         2005       $14.996      $16.256        57,402
                                                         2006       $16.256      $18.430        71,725
                                                         2007       $18.430      $16.402        57,029
                                                         2008       $16.402      $10.461        36,220
                                                         2009       $10.461      $14.989        43,527
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2000       $10.000       $7.306        38,463
                                                         2001        $7.306       $4.976       208,794
                                                         2002        $4.976       $3.448       471,941
                                                         2003        $3.448       $4.478       474,031
                                                         2004        $4.478       $4.740       449,437
                                                         2005        $4.740       $5.003       389,744
                                                         2006        $5.003       $5.468       333,296
                                                         2007        $5.468       $5.935       289,796
                                                         2008        $5.935       $3.311       260,937
                                                         2009        $3.311       $3.242             0


                               62     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                      ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                          2000       $10.000       $9.768      408,472
                                                          2001        $9.768       $9.949      568,856
                                                          2002        $9.949      $10.367      610,754
                                                          2003       $10.367      $12.247      647,678
                                                          2004       $12.247      $13.160      632,727
                                                          2005       $13.160      $13.345      608,111
                                                          2006       $13.345      $13.958      576,338
                                                          2007       $13.958      $14.301      540,799
                                                          2008       $14.301       $9.736      405,713
                                                          2009        $9.736      $14.884      336,111
--------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                          2003       $10.000      $12.020       99,922
                                                          2004       $12.020      $13.226      188,811
                                                          2005       $13.226      $13.732      235,961
                                                          2006       $13.732      $16.059      279,925
                                                          2007       $16.059      $16.304      278,688
                                                          2008       $16.304      $11.047      237,901
                                                          2009       $11.047      $13.854      568,928
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2000       $10.000      $11.505      258,198
                                                          2001       $11.505      $11.371      649,917
                                                          2002       $11.371      $10.210      878,102
                                                          2003       $10.210      $11.759      982,668
                                                          2004       $11.759      $12.521      971,868
                                                          2005       $12.521      $12.814      940,077
                                                          2006       $12.814      $14.112      895,342
                                                          2007       $14.112      $14.018      833,330
                                                          2008       $14.018       $8.176      619,597
                                                          2009        $8.176      $10.107      538,128
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                          2000       $10.000       $9.696      122,143
                                                          2001        $9.696       $8.728      194,527
                                                          2002        $8.728       $7.513      222,862
                                                          2003        $7.513       $9.011      233,628
                                                          2004        $9.011       $9.675      289,693
                                                          2005        $9.675      $10.184      297,771
                                                          2006       $10.184      $11.310      303,822
                                                          2007       $11.310      $11.455      297,662
                                                          2008       $11.455       $7.516      284,658
                                                          2009        $7.516       $9.999      271,095


                               63     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                      ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                         2000       $10.000       $7.097     1,185,338
                                                         2001        $7.097       $4.904     1,401,185
                                                         2002        $4.904       $3.745     1,201,753
                                                         2003        $3.745       $4.762     1,082,922
                                                         2004        $4.762       $5.327       995,953
                                                         2005        $5.327       $5.703       921,133
                                                         2006        $5.703       $6.915       833,304
                                                         2007        $6.915       $7.417       758,215
                                                         2008        $7.417       $3.989       669,625
                                                         2009        $3.989       $5.101       588,304
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                         2000       $10.000      $11.806     2,249,328
                                                         2001       $11.806      $10.874     3,498,120
                                                         2002       $10.874       $8.668     3,775,787
                                                         2003        $8.668      $10.865     3,699,874
                                                         2004       $10.865      $11.879     3,521,914
                                                         2005       $11.879      $12.301     3,120,338
                                                         2006       $12.301      $14.031     2,632,559
                                                         2007       $14.031      $12.971     2,267,997
                                                         2008       $12.971       $7.824     1,670,924
                                                         2009        $7.824       $9.994     1,438,410
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                         2000       $10.000       $7.504       905,846
                                                         2001        $7.504       $5.013     1,117,118
                                                         2002        $5.013       $3.478     1,118,175
                                                         2003        $3.478       $4.212     1,033,180
                                                         2004        $4.212       $4.217       895,790
                                                         2005        $4.217       $4.320       712,519
                                                         2006        $4.320       $4.614       559,611
                                                         2007        $4.614       $4.786       453,463
                                                         2008        $4.786       $2.934       386,378
                                                         2009        $2.934       $4.067       378,524
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
 FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                         2000       $10.000      $12.025       792,412
                                                         2001       $12.025       $9.494       923,593
                                                         2002        $9.494       $7.442       839,675
                                                         2003        $7.442       $8.669       729,634
                                                         2004        $8.669       $9.138       665,910
                                                         2005        $9.138      $10.179       578,778
                                                         2006       $10.179      $10.296       485,326
                                                         2007       $10.296      $10.070       401,746
                                                         2008       $10.070       $8.217       315,491
                                                         2009        $8.217      $10.188       277,581


                               64     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                      ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                              2000       $10.000       $8.944       264,864
                                                              2001        $8.944       $9.121       574,693
                                                              2002        $9.121       $8.910       663,558
                                                              2003        $8.910      $11.095       937,805
                                                              2004       $11.095      $12.068       664,379
                                                              2005       $12.068      $12.243       559,980
                                                              2006       $12.243      $13.316       530,796
                                                              2007       $13.316      $13.468       447,040
                                                              2008       $13.468       $9.798       331,532
                                                              2009        $9.798      $14.479       284,658
------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                              2000       $10.000      $10.531       367,229
                                                              2001       $10.531      $11.118       895,677
                                                              2002       $11.118      $11.803     1,356,981
                                                              2003       $11.803      $12.128     1,268,394
                                                              2004       $12.128      $12.463     1,165,180
                                                              2005       $12.463      $12.554     1,097,272
                                                              2006       $12.554      $12.912     1,028,972
                                                              2007       $12.912      $13.368       968,777
                                                              2008       $13.368      $10.007       757,880
                                                              2009       $10.007      $14.441       632,725
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                              2000       $10.000       $8.786     1,348,523
                                                              2001        $8.786       $6.863     1,822,954
                                                              2002        $6.863       $5.560     2,026,738
                                                              2003        $5.560       $7.031     1,837,231
                                                              2004        $7.031       $8.040     1,752,696
                                                              2005        $8.040       $8.876     1,728,002
                                                              2006        $8.876      $11.156     1,660,738
                                                              2007       $11.156      $11.895     1,519,357
                                                              2008       $11.895       $6.560     1,215,054
                                                              2009        $6.560       $8.045     1,058,132
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                              2000       $10.000      $10.441       147,662
                                                              2001       $10.441       $8.135       271,827
                                                              2002        $8.135       $6.903       333,378
                                                              2003        $6.903       $9.363       353,223
                                                              2004        $9.363      $11.146       482,951
                                                              2005       $11.146      $12.515       444,657
                                                              2006       $12.515      $15.669       520,225
                                                              2007       $15.669      $16.497       498,685
                                                              2008       $16.497       $8.762       358,165
                                                              2009        $8.762      $10.880       330,144


                               65     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                      ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND--CLASS IB
                                                              2000       $10.000       $5.654       771,330
                                                              2001        $5.654       $3.968       807,273
                                                              2002        $3.968       $3.372       733,368
                                                              2003        $3.372       $4.420       682,118
                                                              2004        $4.420       $4.930       659,561
                                                              2005        $4.930       $5.742       682,529
                                                              2006        $5.742       $7.127       697,583
                                                              2007        $7.127       $7.938       690,347
                                                              2008        $7.938       $4.493       508,480
                                                              2009        $4.493       $6.117       453,370
------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                              2000       $10.000       $8.593     2,007,034
                                                              2001        $8.593       $6.360     2,468,141
                                                              2002        $6.360       $4.764     2,348,872
                                                              2003        $4.764       $5.960     2,195,031
                                                              2004        $5.960       $6.606     1,964,220
                                                              2005        $6.606       $7.073     1,777,812
                                                              2006        $7.073       $7.930     1,737,238
                                                              2007        $7.930       $7.400     1,582,632
                                                              2008        $7.400       $4.402     1,270,133
                                                              2009        $4.402       $5.666     1,339,165
------------------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND--CLASS IB
                                                              2003       $10.000      $12.771        23,847
                                                              2004       $12.771      $14.507        61,904
                                                              2005       $14.507      $16.052       107,279
                                                              2006       $16.052      $18.176       157,909
                                                              2007       $18.176      $18.185       137,853
                                                              2008       $18.185      $10.230       111,787
                                                              2009       $10.230      $13.993        72,168
------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                              2000       $10.000      $10.363       677,833
                                                              2001       $10.363      $10.580     1,276,207
                                                              2002       $10.580      $10.535     1,380,044
                                                              2003       $10.535      $10.419       603,289
                                                              2004       $10.419      $10.319       354,012
                                                              2005       $10.319      $10.412       315,266
                                                              2006       $10.412      $10.696       293,663
                                                              2007       $10.696      $11.027       368,697
                                                              2008       $11.027      $11.130       687,023
                                                              2009       $11.130      $10.974       373,382


                               66     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                      ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                    2000       $10.000       $6.803     3,065,757
                                                    2001        $6.803       $4.676     4,113,616
                                                    2002        $4.676       $3.197     3,660,821
                                                    2003        $3.197       $4.166     3,434,406
                                                    2004        $4.166       $4.522     3,059,669
                                                    2005        $4.522       $4.895     2,728,547
                                                    2006        $4.895       $5.229     2,373,574
                                                    2007        $5.229       $5.441     2,020,200
                                                    2008        $5.441       $3.279     1,647,358
                                                    2009        $3.279       $4.264     1,665,197
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2000       $10.000      $13.368       137,732
                                                    2001       $13.368      $13.590       486,848
                                                    2002       $13.590      $11.286       555,533
                                                    2003       $11.286      $14.712       697,978
                                                    2004       $14.712      $16.710       722,396
                                                    2005       $16.710      $17.412       770,358
                                                    2006       $17.412      $19.878       725,512
                                                    2007       $19.878      $18.602       624,870
                                                    2008       $18.602      $10.112       456,742
                                                    2009       $10.112       $9.520             0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2000       $10.000       $4.098     1,454,821
                                                    2001        $4.098       $2.189     1,750,234
                                                    2002        $2.189       $1.460     1,682,272
                                                    2003        $1.460       $1.950     1,612,736
                                                    2004        $1.950       $2.082     1,731,937
                                                    2005        $2.082       $2.210     1,451,003
                                                    2006        $2.210       $2.445     1,266,923
                                                    2007        $2.445       $2.711       990,866
                                                    2008        $2.711       $1.450       799,027
                                                    2009        $1.450       $1.406             0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2000       $10.000      $10.323       678,431
                                                    2001       $10.323       $8.244     1,124,934
                                                    2002        $8.244       $6.310     1,216,893
                                                    2003        $6.310       $7.782     1,194,269
                                                    2004        $7.782       $8.237     1,117,325
                                                    2005        $8.237       $8.511       952,149
                                                    2006        $8.511       $9.323       824,800
                                                    2007        $9.323       $9.224       734,083
                                                    2008        $9.224       $5.578       608,806
                                                    2009        $5.578       $7.310       539,557


                               67     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                      ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                                     2000       $10.000      $11.995       250,516
                                                                     2001       $11.995      $13.942       787,960
                                                                     2002       $13.942      $11.212       687,034
                                                                     2003       $11.212      $16.511       731,306
                                                                     2004       $16.511      $20.506       686,360
                                                                     2005       $20.506      $21.598       568,301
                                                                     2006       $21.598      $24.929       520,014
                                                                     2007       $24.929      $21.408       416,834
                                                                     2008       $21.408      $12.773       307,715
                                                                     2009       $12.773      $16.532       253,515
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
 FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                     2000       $10.000      $11.900       383,145
                                                                     2001       $11.900       $9.095       580,901
                                                                     2002        $9.095       $6.794       514,765
                                                                     2003        $6.794       $8.345       488,811
                                                                     2004        $8.345       $9.985       451,239
                                                                     2005        $9.985      $10.668       444,251
                                                                     2006       $10.668      $13.336       415,055
                                                                     2007       $13.336      $15.739       339,447
                                                                     2008       $15.739      $10.765       233,641
                                                                     2009       $10.765      $11.372       197,461
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                     2000       $10.000       $8.498     1,483,252
                                                                     2001        $8.498       $5.560     1,929,970
                                                                     2002        $5.560       $3.796     1,588,580
                                                                     2003        $3.796       $4.975     1,726,281
                                                                     2004        $4.975       $5.806     1,668,702
                                                                     2005        $5.806       $6.408     1,492,902
                                                                     2006        $6.408       $6.649     1,308,937
                                                                     2007        $6.649       $6.791     1,115,131
                                                                     2008        $6.791       $3.639       759,826
                                                                     2009        $3.639       $4.968       939,120
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                     2000       $10.000       $8.020     4,514,031
                                                                     2001        $8.020       $6.123     5,778,357
                                                                     2002        $6.123       $4.426     5,858,475
                                                                     2003        $4.426       $5.440     5,993,492
                                                                     2004        $5.440       $5.623     5,581,389
                                                                     2005        $5.623       $5.848     4,911,051
                                                                     2006        $5.848       $6.067     4,003,304
                                                                     2007        $6.067       $6.299     3,419,553
                                                                     2008        $6.299       $3.903     2,452,151
                                                                     2009        $3.903       $6.295     2,215,210



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.


                               68     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2001       $10.000      $11.361       1,000
                                                         2002       $11.361      $12.108       7,267
                                                         2003       $12.108      $12.038       4,383
                                                         2004       $12.038      $12.099       1,991
                                                         2005       $12.099      $12.006       3,057
                                                         2006       $12.006      $12.133       1,001
                                                         2007       $12.133      $12.870       1,780
                                                         2008       $12.870      $12.638       1,777
                                                         2009       $12.638      $14.970       1,773
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2001       $10.000       $7.695      29,837
                                                         2002        $7.695       $5.850       6,984
                                                         2003        $5.850       $7.147       5,430
                                                         2004        $7.147       $8.026       4,055
                                                         2005        $8.026       $8.476       3,640
                                                         2006        $8.476       $9.322       3,468
                                                         2007        $9.322       $8.491       3,416
                                                         2008        $8.491       $5.121       3,379
                                                         2009        $5.121       $4.759           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2003       $10.000      $12.858           0
                                                         2004       $12.858      $14.869           0
                                                         2005       $14.869      $16.037          74
                                                         2006       $16.037      $18.090           0
                                                         2007       $18.090      $16.017           0
                                                         2008       $16.017      $10.163           0
                                                         2009       $10.163      $14.488           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2001       $10.000       $4.954       2,847
                                                         2002        $4.954       $3.415       6,238
                                                         2003        $3.415       $4.414       6,484
                                                         2004        $4.414       $4.649       4,114
                                                         2005        $4.649       $4.881       4,160
                                                         2006        $4.881       $5.308       4,098
                                                         2007        $5.308       $5.732       2,666
                                                         2008        $5.732       $3.182       2,662
                                                         2009        $3.182       $3.113           0


                               69     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                          2001       $10.000       $9.897       2,190
                                                          2002        $9.897      $10.261       5,785
                                                          2003       $10.261      $12.060       5,649
                                                          2004       $12.060      $12.893       5,248
                                                          2005       $12.893      $13.008       5,079
                                                          2006       $13.008      $13.537       4,963
                                                          2007       $13.537      $13.799       4,936
                                                          2008       $13.799       $9.346       4,600
                                                          2009        $9.346      $14.215       4,625
--------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                          2003       $10.000      $11.980           0
                                                          2004       $11.980      $13.114         948
                                                          2005       $13.114      $13.547         945
                                                          2006       $13.547      $15.762         942
                                                          2007       $15.762      $15.921       1,444
                                                          2008       $15.921      $10.733       1,439
                                                          2009       $10.733      $13.391      11,114
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2001       $10.000      $11.312      25,504
                                                          2002       $11.312      $10.106      12,385
                                                          2003       $10.106      $11.579       5,120
                                                          2004       $11.579      $12.267       6,112
                                                          2005       $12.267      $12.490       5,281
                                                          2006       $12.490      $13.686       4,882
                                                          2007       $13.686      $13.525       4,147
                                                          2008       $13.525       $7.849       3,191
                                                          2009        $7.849       $9.653       2,967
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                          2001       $10.000       $8.839           0
                                                          2002        $8.839       $7.435           0
                                                          2003        $7.435       $8.873         144
                                                          2004        $8.873       $9.478       2,803
                                                          2005        $9.478       $9.927       2,795
                                                          2006        $9.927      $10.969       2,787
                                                          2007       $10.969      $11.053       2,779
                                                          2008       $11.053       $7.215       2,770
                                                          2009        $7.215       $9.550       2,760


                               70     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                         2001       $10.000       $4.879      26,829
                                                         2002        $4.879       $3.707      29,903
                                                         2003        $3.707       $4.690      30,543
                                                         2004        $4.690       $5.219      27,624
                                                         2005        $5.219       $5.559      26,230
                                                         2006        $5.559       $6.706      26,195
                                                         2007        $6.706       $7.157      26,161
                                                         2008        $7.157       $3.829      26,106
                                                         2009        $3.829       $4.872      26,055
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                         2001       $10.000      $10.817      33,928
                                                         2002       $10.817       $8.579      23,859
                                                         2003        $8.579      $10.699      24,421
                                                         2004       $10.699      $11.638      19,375
                                                         2005       $11.638      $11.990      13,630
                                                         2006       $11.990      $13.607      13,271
                                                         2007       $13.607      $12.515      11,836
                                                         2008       $12.515       $7.511      10,376
                                                         2009        $7.511       $9.545       7,286
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                         2001       $10.000       $4.987      11,236
                                                         2002        $4.987       $3.442      16,141
                                                         2003        $3.442       $4.147      11,244
                                                         2004        $4.147       $4.131       6,141
                                                         2005        $4.131       $4.211      17,343
                                                         2006        $4.211       $4.475       5,463
                                                         2007        $4.475       $4.617       4,521
                                                         2008        $4.617       $2.817       1,723
                                                         2009        $2.817       $3.884       1,173
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
 FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                         2001       $10.000       $9.445       5,376
                                                         2002        $9.445       $7.365       2,459
                                                         2003        $7.365       $8.537       2,869
                                                         2004        $8.537       $8.953       2,861
                                                         2005        $8.953       $9.922       3,387
                                                         2006        $9.992       $9.985       2,547
                                                         2007        $9.985       $9.716       2,540
                                                         2008        $9.716       $7.888       2,530
                                                         2009        $7.888       $9.730       2,521


                               71     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                              2001       $10.000       $9.074       8,335
                                                              2002        $9.074       $8.819       5,699
                                                              2003        $8.819      $10.925       5,169
                                                              2004       $10.925      $11.823       4,087
                                                              2005       $11.823      $11.934       4,617
                                                              2006       $11.934      $12.914       3,452
                                                              2007       $12.914      $12.994       3,822
                                                              2008       $12.994       $9.405       3,808
                                                              2009        $9.405      $13.829       3,797
------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                              2001       $10.000      $11.060       1,497
                                                              2002       $11.060      $11.682       5,618
                                                              2003       $11.682      $11.943       7,561
                                                              2004       $11.943      $12.210       7,272
                                                              2005       $12.210      $12.237       7,253
                                                              2006       $12.237      $12.522       7,235
                                                              2007       $12.522      $12.898       9,502
                                                              2008       $12.898       $9.606       4,325
                                                              2009        $9.606      $13.792       4,309
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                              2001       $10.000       $6.827         935
                                                              2002        $6.827       $5.503       2,063
                                                              2003        $5.503       $6.924       2,060
                                                              2004        $6.924       $7.876       2,057
                                                              2005        $7.876       $8.652       3,394
                                                              2006        $8.652      $10.819       1,510
                                                              2007       $10.819      $11.477       5,055
                                                              2008       $11.477       $6.297       3,231
                                                              2009        $6.297       $7.684       3,072
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                              2001       $10.000       $8.093      19,643
                                                              2002        $8.093       $6.832      13,070
                                                              2003        $6.832       $9.220       9,349
                                                              2004        $9.220      $10.920       6,715
                                                              2005       $10.920      $12.199       3,244
                                                              2006       $12.199      $15.196       3,090
                                                              2007       $15.196      $15.917       4,768
                                                              2008       $15.917       $8.411       4,777
                                                              2009        $8.411      $10.391       4,766


                               72     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND--CLASS IB
                                                              2001       $10.000       $3.947       2,124
                                                              2002        $3.947       $3.337       2,209
                                                              2003        $3.337       $4.352       2,241
                                                              2004        $4.352       $4.829      14,158
                                                              2005        $4.829       $5.597      14,340
                                                              2006        $5.597       $6.911      13,902
                                                              2007        $6.911       $7.659      15,633
                                                              2008        $7.659       $4.313       3,250
                                                              2009        $4.313       $5.842       3,227
------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                              2001       $10.000       $6.327      14,715
                                                              2002        $6.327       $4.715      17,515
                                                              2003        $4.715       $5.869      18,263
                                                              2004        $5.869       $6.472      19,996
                                                              2005        $6.472       $6.895      21,683
                                                              2006        $6.895       $7.691      20,020
                                                              2007        $7.691       $7.139      15,502
                                                              2008        $7.139       $4.225      13,206
                                                              2009        $4.225       $5.411      17,324
------------------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND--CLASS IB
                                                              2003       $10.000      $12.727           0
                                                              2004       $12.727      $14.385         895
                                                              2005       $14.385      $15.836       1,220
                                                              2006       $15.836      $17.840       1,212
                                                              2007       $17.840      $17.758       1,207
                                                              2008       $17.758       $9.939         884
                                                              2009        $9.939      $13.525         736
------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                              2001       $10.000      $10.525      22,255
                                                              2002       $10.525      $10.427      21,547
                                                              2003       $10.427      $10.259      33,118
                                                              2004       $10.259      $10.110      20,017
                                                              2005       $10.110      $10.149       2,441
                                                              2006       $10.149      $10.373       2,442
                                                              2007       $10.373      $10.640           0
                                                              2008       $10.640      $10.684      16,622
                                                              2009       $10.684      $10.481      16,622


                               73     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                    2001       $10.000       $4.652      32,398
                                                    2002        $4.652       $3.164      21,354
                                                    2003        $3.164       $4.103      18,721
                                                    2004        $4.103       $4.430      29,185
                                                    2005        $4.430       $4.772      27,124
                                                    2006        $4.772       $5.072      24,988
                                                    2007        $5.072       $5.249      24,963
                                                    2008        $5.249       $3.148      10,122
                                                    2009        $3.148       $4.072      11,517
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2001       $10.000      $13.519      38,407
                                                    2002       $13.519      $11.170      27,193
                                                    2003       $11.170      $14.487      20,072
                                                    2004       $14.487      $16.371      15,505
                                                    2005       $16.371      $16.973      13,178
                                                    2006       $16.973      $19.278      11,282
                                                    2007       $19.278      $17.949      10,932
                                                    2008       $17.949       $9.707      10,627
                                                    2009        $9.707       $9.133           0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2001       $10.000       $2.178       5,178
                                                    2002        $2.178       $1.445       1,021
                                                    2003        $1.445       $1.920       1,041
                                                    2004        $1.920       $2.040       1,872
                                                    2005        $2.040       $2.154       1,056
                                                    2006        $2.154       $2.371       1,061
                                                    2007        $2.371       $2.615       1,019
                                                    2008        $2.615       $1.391       1,058
                                                    2009        $1.391       $1.349           0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2001       $10.000       $8.201      20,720
                                                    2002        $8.201       $6.246      17,979
                                                    2003        $6.246       $7.663      18,167
                                                    2004        $7.663       $8.069      17,505
                                                    2005        $8.069       $8.296      17,879
                                                    2006        $8.296       $9.042      17,113
                                                    2007        $9.042       $8.900      17,362
                                                    2008        $8.900       $5.354      15,504
                                                    2009        $5.354       $6.982      15,474


                               74     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1



                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                                     2001       $10.000      $13.870      25,198
                                                                     2002       $13.870      $11.097      14,705
                                                                     2003       $11.097      $16.258       9,043
                                                                     2004       $16.258      $20.090       8,529
                                                                     2005       $20.090      $21.052       4,686
                                                                     2006       $21.052      $24.176       4,315
                                                                     2007       $24.176      $20.655       4,329
                                                                     2008       $20.655      $12.261       4,070
                                                                     2009       $12.261      $15.789       3,955
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
 FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                     2001       $10.000       $9.048       1,764
                                                                     2002        $9.048       $6.724       2,586
                                                                     2003        $6.724       $8.217       2,952
                                                                     2004        $8.217       $9.782       1,480
                                                                     2005        $9.782      $10.399       5,705
                                                                     2006       $10.399      $12.933       9,587
                                                                     2007       $12.933      $15.186      10,241
                                                                     2008       $15.186      $10.333       2,115
                                                                     2009       $10.333      $10.861       2,106
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                     2001       $10.000       $5.531      30,162
                                                                     2002        $5.531       $3.757      27,098
                                                                     2003        $3.757       $4.899      21,307
                                                                     2004        $4.899       $5.688      11,128
                                                                     2005        $5.688       $6.246       5,787
                                                                     2006        $6.246       $6.448       3,634
                                                                     2007        $6.448       $6.552       2,858
                                                                     2008        $6.552       $3.493       2,035
                                                                     2009        $3.493       $4.745       2,024
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                     2001       $10.000       $6.091      33,735
                                                                     2002        $6.091       $4.381      29,530
                                                                     2003        $4.381       $5.357      28,706
                                                                     2004        $5.357       $5.509      25,383
                                                                     2005        $5.509       $5.700      24,966
                                                                     2006        $5.700       $5.884      23,085
                                                                     2007        $5.884       $6.078      22,288
                                                                     2008        $6.078       $3.747      21,353
                                                                     2009        $3.747       $6.012      20,609


                               75     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2000       $10.000      $10.751         9,946
                                                         2001       $10.751      $11.266     1,593,598
                                                         2002       $11.266      $12.062     2,523,864
                                                         2003       $12.062      $12.048       110,651
                                                         2004       $12.048      $12.164        77,019
                                                         2005       $12.164      $12.126        36,145
                                                         2006       $12.126      $12.310        33,850
                                                         2007       $12.310      $13.119        23,555
                                                         2008       $13.119      $12.941        50,446
                                                         2009       $12.941      $15.400        37,803
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2000       $10.000       $9.122             0
                                                         2001        $9.122       $7.723        26,897
                                                         2002        $7.723       $5.898        68,181
                                                         2003        $5.898       $7.239        22,644
                                                         2004        $7.239       $8.167        22,292
                                                         2005        $8.167       $8.665        20,215
                                                         2006        $8.665       $9.572        13,666
                                                         2007        $9.572       $8.760         7,900
                                                         2008        $8.760       $5.307         7,484
                                                         2009        $5.307       $4.935             0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2003       $10.000      $12.898           410
                                                         2004       $12.898      $14.983           840
                                                         2005       $14.983      $16.234         7,138
                                                         2006       $16.234      $18.396         4,711
                                                         2007       $18.396      $16.363         1,918
                                                         2008       $16.363      $10.430         2,374
                                                         2009       $10.430      $14.938         6,018
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2000       $10.000       $7.305        12,811
                                                         2001        $7.305       $4.972        36,498
                                                         2002        $4.972       $3.444       111,026
                                                         2003        $3.444       $4.471        72,616
                                                         2004        $4.471       $4.730        52,620
                                                         2005        $4.730       $4.989        32,602
                                                         2006        $4.989       $5.541        20,827
                                                         2007        $5.451       $5.913        11,921
                                                         2008        $5.913       $3.298        16,121
                                                         2009        $3.298       $3.229             0


                               76     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                          2000       $10.000       $9.922       18,129
                                                          2001        $9.922      $10.100       74,847
                                                          2002       $10.100      $10.520      109,144
                                                          2003       $10.520      $12.421      108,587
                                                          2004       $12.421      $13.340       97,271
                                                          2005       $13.340      $13.521       77,708
                                                          2006       $13.521      $14.135       76,777
                                                          2007       $14.135      $14.475       58,667
                                                          2008       $14.475       $9.849       63,353
                                                          2009        $9.849      $15.049       64,939
--------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                          2003       $10.000      $12.016       14,077
                                                          2004       $12.016      $13.215       20,641
                                                          2005       $13.215      $13.713       29,268
                                                          2006       $13.713      $16.029       32,015
                                                          2007       $16.029      $16.266       34,775
                                                          2008       $16.266      $11.015       50,469
                                                          2009       $11.015      $13.807       73,208
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2000       $10.000      $10.884       18,917
                                                          2001       $10.884      $10.752      280,246
                                                          2002       $10.752       $9.650      302,504
                                                          2003        $9.650      $11.108      230,382
                                                          2004       $11.108      $11.822      224,523
                                                          2005       $11.822      $12.092      219,701
                                                          2006       $12.092      $13.311      185,431
                                                          2007       $13.311      $13.215      166,369
                                                          2008       $13.215       $7.704      119,246
                                                          2009        $7.704       $9.519      103,240
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                          2000       $10.000       $9.709        4,292
                                                          2001        $9.709       $8.735       34,542
                                                          2002        $8.735       $7.515       41,697
                                                          2003        $7.515       $9.009       18,449
                                                          2004        $9.009       $9.668       19,576
                                                          2005        $9.668      $10.172       30,086
                                                          2006       $10.172      $11.291       45,972
                                                          2007       $11.291      $11.430       43,149
                                                          2008       $11.430       $7.495       43,247
                                                          2009        $7.495       $9.967       31,363


                               77     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                         2000       $10.000       $7.469       34,014
                                                         2001        $7.469       $5.158      134,233
                                                         2002        $5.158       $3.937      123,987
                                                         2003        $3.937       $5.004      106,781
                                                         2004        $5.004       $5.595      106,315
                                                         2005        $5.595       $5.986       93,126
                                                         2006        $5.986       $7.254       84,666
                                                         2007        $7.254       $7.778       71,387
                                                         2008        $7.778       $4.180       55,457
                                                         2009        $4.180       $5.344       16,049
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                         2000       $10.000      $10.845      151,615
                                                         2001       $10.845       $9.983      472,297
                                                         2002        $9.983       $7.954      714,666
                                                         2003        $7.954       $9.965      621,051
                                                         2004        $9.965      $10.890      507,582
                                                         2005       $10.890      $11.271      417,486
                                                         2006       $11.271      $12.849      353,739
                                                         2007       $12.849      $11.873      272,041
                                                         2008       $11.873       $7.158      182,984
                                                         2009        $7.158       $9.139      185,141
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                         2000       $10.000       $7.365       44,791
                                                         2001        $7.365       $4.918       85,724
                                                         2002        $4.918       $3.410      131,338
                                                         2003        $3.410       $4.128      144,221
                                                         2004        $4.128       $4.130       82,783
                                                         2005        $4.130       $4.229       52,636
                                                         2006        $4.229       $4.515       59,495
                                                         2007        $4.515       $4.680       42,069
                                                         2008        $4.680       $2.868       36,438
                                                         2009        $2.868       $3.974       42,302
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
 FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                         2000       $10.000      $12.219       22,245
                                                         2001       $12.219       $9.643       84,095
                                                         2002        $9.643       $7.554       92,807
                                                         2003        $7.554       $8.796       70,819
                                                         2004        $8.796       $9.267       59,204
                                                         2005        $9.267      $10.318       53,437
                                                         2006       $10.318      $10.431       43,984
                                                         2007       $10.431      $10.197       43,173
                                                         2008       $10.197       $8.316       20,493
                                                         2009        $8.316      $10.306       15,574


                               78     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                              2000       $10.000       $9.154       12,348
                                                              2001        $9.154       $9.331      159,522
                                                              2002        $9.331       $9.111      193,769
                                                              2003        $9.111      $11.339       75,897
                                                              2004       $11.339      $12.327       81,232
                                                              2005       $12.327      $12.500       56,162
                                                              2006       $12.500      $13.588       42,628
                                                              2007       $13.588      $13.736       23,034
                                                              2008       $13.736       $9.987       20,128
                                                              2009        $9.987      $14.752       28,021
------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                              2000       $10.000      $10.615       19,748
                                                              2001       $10.615      $11.201      113,696
                                                              2002       $11.201      $11.885      236,548
                                                              2003       $11.885      $12.206      154,983
                                                              2004       $12.206      $12.536      143,613
                                                              2005       $12.536      $12.621       96,727
                                                              2006       $12.621      $12.975       83,121
                                                              2007       $12.975      $13.426       65,361
                                                              2008       $13.426      $10.045       50,497
                                                              2009       $10.045      $14.489       56,358
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                              2000       $10.000       $9.163       80,312
                                                              2001        $9.163       $7.154      354,251
                                                              2002        $7.154       $5.792      386,523
                                                              2003        $5.792       $7.322      202,442
                                                              2004        $7.322       $8.368      177,097
                                                              2005        $8.368       $9.234      170,985
                                                              2006        $9.234      $11.599      143,339
                                                              2007       $11.599      $12.361      105,791
                                                              2008       $12.361       $6.814       91,415
                                                              2009        $6.814       $8.352      107,307
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                              2000       $10.000       $9.987        6,119
                                                              2001        $9.987       $7.778       24,248
                                                              2002        $7.778       $6.596       40,488
                                                              2003        $6.596       $8.943       34,275
                                                              2004        $8.943      $10.641       63,619
                                                              2005       $10.641      $11.941       54,829
                                                              2006       $11.941      $14.942       50,397
                                                              2007       $14.942      $15.724       43,026
                                                              2008       $15.724       $8.347       35,271
                                                              2009        $8.347      $10.360       33,674


                               79     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND--CLASS IB
                                                              2000       $10.000       $6.630       24,185
                                                              2001        $6.630       $4.650       36,690
                                                              2002        $4.650       $3.950       46,180
                                                              2003        $3.950       $5.175       39,709
                                                              2004        $5.175       $5.769       33,076
                                                              2005        $5.769       $6.716       32,010
                                                              2006        $6.176       $8.331       26,994
                                                              2007        $8.331       $9.276       26,603
                                                              2008        $9.276       $5.247       33,849
                                                              2009        $5.247       $7.140       28,892
------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                              2000       $10.000       $8.355       96,425
                                                              2001        $8.355       $6.181      227,701
                                                              2002        $6.181       $4.627      386,343
                                                              2003        $4.627       $5.786      242,788
                                                              2004        $5.786       $6.410      193,398
                                                              2005        $6.410       $6.860      173,705
                                                              2006        $6.860       $7.687      137,779
                                                              2007        $7.687       $7.169       97,861
                                                              2008        $7.169       $4.262       87,876
                                                              2009        $4.262       $5.484       86,808
------------------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND--CLASS IB
                                                              2003       $10.000      $12.767        2,829
                                                              2004       $12.767      $14.495        9,092
                                                              2005       $14.495      $16.030       15,072
                                                              2006       $16.030      $18.142       23,121
                                                              2007       $18.142      $18.142       21,403
                                                              2008       $18.142      $10.201       18,360
                                                              2009       $10.201      $13.945       10,947
------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                              2000       $10.000      $10.292       46,596
                                                              2001       $10.292      $10.503      306,142
                                                              2002       $10.503      $10.452      130,887
                                                              2003       $10.452      $10.332      112,014
                                                              2004       $10.332      $10.228       72,385
                                                              2005       $10.228      $10.314       29,397
                                                              2006       $10.314      $10.590       31,404
                                                              2007       $10.590      $10.913       58,254
                                                              2008       $10.913      $11.009       43,593
                                                              2009       $11.009      $10.850       40,575


                               80     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                    2000       $10.000       $7.152      144,160
                                                    2001        $7.152       $4.914      482,149
                                                    2002        $4.914       $3.358      469,211
                                                    2003        $3.358       $4.374      510,283
                                                    2004        $4.374       $4.745      288,975
                                                    2005        $4.745       $5.134      207,448
                                                    2006        $5.134       $5.481      155,676
                                                    2007        $5.481       $5.700      116,843
                                                    2008        $5.700       $3.434      121,413
                                                    2009        $3.434       $4.462      127,093
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2000       $10.000      $11.986        1,963
                                                    2001       $11.986      $12.179      135,268
                                                    2002       $12.179      $10.109      247,974
                                                    2003       $10.109      $13.171      174,988
                                                    2004       $13.171      $14.952      137,853
                                                    2005       $14.952      $15.573      120,366
                                                    2006       $15.573      $17.769       93,684
                                                    2007       $17.769      $16.620       73,906
                                                    2008       $16.620       $9.030       54,886
                                                    2009        $9.030       $8.501            0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2000       $10.000       $6.124       38,575
                                                    2001        $6.124       $3.270      137,129
                                                    2002        $3.270       $2.180      178,712
                                                    2003        $2.180       $2.910      126,145
                                                    2004        $2.910       $3.106       91,125
                                                    2005        $3.106       $3.295       59,735
                                                    2006        $3.295       $3.643       51,277
                                                    2007        $3.643       $4.037       47,014
                                                    2008        $4.037       $2.158       46,717
                                                    2009        $2.158       $2.093            0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2000       $10.000       $9.581       42,347
                                                    2001        $9.581       $7.647      258,051
                                                    2002        $7.647       $5.851      209,966
                                                    2003        $5.851       $7.212      140,148
                                                    2004        $7.212       $7.629      110,890
                                                    2005        $7.629       $7.879       89,508
                                                    2006        $7.879       $8.626       63,000
                                                    2007        $8.626       $8.531       58,971
                                                    2008        $8.531       $5.156       48,032
                                                    2009        $5.156       $6.754       39,742


                               81     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65



                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                                     2000       $10.000      $11.544       10,702
                                                                     2001       $11.544      $13.411      275,088
                                                                     2002       $13.411      $10.780      202,475
                                                                     2003       $10.780      $15.866      157,449
                                                                     2004       $15.866      $19.695      118,419
                                                                     2005       $19.695      $20.733      103,477
                                                                     2006       $20.733      $23.918       71,156
                                                                     2007       $23.918      $20.530       55,275
                                                                     2008       $20.530      $12.243       43,413
                                                                     2009       $12.243      $15.838       35,438
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
 FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                     2000       $10.000      $11.208       37,805
                                                                     2001       $11.208       $8.562       97,321
                                                                     2002        $8.562       $6.392       81,197
                                                                     2003        $6.392       $7.848           76
                                                                     2004        $7.848       $9.385       81,504
                                                                     2005        $9.385      $10.023       67,488
                                                                     2006       $10.023      $12.522       54,382
                                                                     2007       $12.522      $14.771       49,833
                                                                     2008       $14.771      $10.098       52,520
                                                                     2009       $10.098      $10.662       36,807
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                     2000       $10.000       $8.460      121,993
                                                                     2001        $8.460       $5.532      199,434
                                                                     2002        $5.532       $3.776      252,355
                                                                     2003        $3.776       $4.945      353,492
                                                                     2004        $4.945       $5.769      310,050
                                                                     2005        $5.769       $6.363      283,334
                                                                     2006        $6.363       $6.600      253,959
                                                                     2007        $6.600       $6.738      176,473
                                                                     2008        $6.738       $3.608      139,005
                                                                     2009        $3.608       $4.924      147,550
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                     2000       $10.000       $8.220      199,778
                                                                     2001        $8.220       $6.272      569,455
                                                                     2002        $6.272       $4.532      699,737
                                                                     2003        $4.532       $5.567      688,542
                                                                     2004        $5.567       $5.751      472,797
                                                                     2005        $5.751       $5.978      379,493
                                                                     2006        $5.978       $6.199      337,223
                                                                     2007        $6.199       $6.433      263,549
                                                                     2008        $6.433       $3.984      191,299
                                                                     2009        $3.984       $6.422      194,111



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.


                               82     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2001       $10.000      $11.210       1,322
                                                         2002       $11.210      $11.942       1,498
                                                         2003       $11.942      $11.867         402
                                                         2004       $11.867      $11.921         586
                                                         2005       $11.921      $11.823         774
                                                         2006       $11.823      $11.942         776
                                                         2007       $11.942      $12.661         791
                                                         2008       $12.661      $12.426         660
                                                         2009       $12.426      $14.712         621
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2001       $10.000       $8.067           0
                                                         2002        $8.067       $5.843         111
                                                         2003        $5.843       $7.135         170
                                                         2004        $7.135       $8.008         170
                                                         2005        $8.008       $8.454         169
                                                         2006        $8.454       $9.292         182
                                                         2007        $9.292       $8.459         195
                                                         2008        $8.459       $5.099         212
                                                         2009        $5.099       $4.739           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2003       $10.000      $12.854           0
                                                         2004       $12.854      $14.857           0
                                                         2005       $14.857      $16.015           0
                                                         2006       $16.015      $18.056           0
                                                         2007       $18.056      $15.979       2,770
                                                         2008       $15.979      $10.133       2,760
                                                         2009       $10.133      $14.439       2,749
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2001       $10.000       $5.150           0
                                                         2002        $5.150       $3.412           0
                                                         2003        $3.412       $4.407         913
                                                         2004        $4.407       $4.638         880
                                                         2005        $4.638       $4.868         846
                                                         2006        $4.868       $5.291         814
                                                         2007        $5.291       $5.710         780
                                                         2008        $5.710       $3.168         715
                                                         2009        $3.168       $3.100           0


                               83     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                          2001       $10.000      $10.050         655
                                                          2002       $10.050      $10.415       1,426
                                                          2003       $10.415      $12.234       1,223
                                                          2004       $12.234      $13.073         121
                                                          2005       $13.073      $13.183         233
                                                          2006       $13.183      $13.712         235
                                                          2007       $13.712      $13.970       9,462
                                                          2008       $13.970       $9.457      11,953
                                                          2009        $9.457      $14.377      11,899
--------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                          2003       $10.000      $11.976           0
                                                          2004       $11.976      $13.103       3,536
                                                          2005       $13.103      $13.528       3,536
                                                          2006       $13.528      $15.733       1,768
                                                          2007       $15.733      $15.883       3,942
                                                          2008       $15.883      $10.702       3,934
                                                          2009       $10.702      $13.346       4,742
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2001       $10.000      $10.699         465
                                                          2002       $10.699       $9.554       6,368
                                                          2003        $9.554      $10.941       8,218
                                                          2004       $10.941      $11.585       4,764
                                                          2005       $11.585      $11.790       4,764
                                                          2006       $11.790      $12.912       2,233
                                                          2007       $12.912      $12.754       1,106
                                                          2008       $12.754       $7.397       1,106
                                                          2009        $7.397       $9.093       1,106
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                          2001       $10.000       $8.850           0
                                                          2002        $8.850       $7.440       3,025
                                                          2003        $7.440       $8.874           5
                                                          2004        $8.874       $9.474       8,731
                                                          2005        $9.474       $9.918       8,731
                                                          2006        $9.918      $10.953       8,731
                                                          2007       $10.953      $11.031       8,731
                                                          2008       $11.031       $7.197       8,731
                                                          2009        $7.197       $9.522       8,731


                               84     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                         2001       $10.000       $5.133       8,348
                                                         2002        $5.133       $3.898      12,489
                                                         2003        $3.898       $4.929      12,151
                                                         2004        $4.929       $5.483       3,641
                                                         2005        $5.483       $5.836       3,397
                                                         2006        $5.836       $7.037       3,182
                                                         2007        $7.037       $7.506       2,798
                                                         2008        $7.506       $4.014       3,214
                                                         2009        $4.014       $5.105       3,279
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                         2001       $10.000       $9.934       2,339
                                                         2002        $9.934       $7.875      13,077
                                                         2003        $7.875       $9.815      34,706
                                                         2004        $9.815      $10.672      36,658
                                                         2005       $10.672      $10.989      33,245
                                                         2006       $10.989      $12.464      14,505
                                                         2007       $12.464      $11.458       7,352
                                                         2008       $11.458       $6.873       7,498
                                                         2009        $6.873       $8.730       7,356
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                         2001       $10.000       $5.127           0
                                                         2002        $5.127       $3.376           0
                                                         2003        $3.376       $4.065       2,200
                                                         2004        $4.065       $4.047       4,992
                                                         2005        $4.047       $4.123       6,463
                                                         2006        $4.123       $4.380       6,438
                                                         2007        $4.380       $4.517       6,316
                                                         2008        $4.517       $2.754       6,231
                                                         2009        $2.754       $3.796       6,148
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
 FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                         2001       $10.000       $9.595       3,802
                                                         2002        $9.595       $7.479       7,791
                                                         2003        $7.479       $8.664       6,723
                                                         2004        $8.664       $9.081       6,509
                                                         2005        $9.081      $10.060       6,310
                                                         2006       $10.060      $10.119       2,937
                                                         2007       $10.119       $9.841       6,123
                                                         2008        $9.841       $7.985       6,123
                                                         2009        $7.985       $9.845       6,123


                               85     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                              2001       $10.000       $9.380           0
                                                              2002        $9.380       $9.020           0
                                                              2003        $9.020      $11.168       1,643
                                                              2004       $11.168      $12.080       1,328
                                                              2005       $12.080      $12.187       1,184
                                                              2006       $12.187      $13.181       1,046
                                                              2007       $13.181      $13.257       3,595
                                                              2008       $13.257       $9.590       2,858
                                                              2009        $9.590      $14.093       2,840
------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                              2001       $10.000      $11.145      10,878
                                                              2002       $11.145      $11.766      34,033
                                                              2003       $11.766      $12.022      42,198
                                                              2004       $12.022      $12.285      33,550
                                                              2005       $12.285      $12.306      17,655
                                                              2006       $12.306      $12.586       1,809
                                                              2007       $12.586      $12.957       1,944
                                                              2008       $12.957       $9.645       1,568
                                                              2009        $9.645      $13.841       1,390
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                              2001       $10.000       $7.118         952
                                                              2002        $7.118       $5.734      10,845
                                                              2003        $5.734       $7.212      36,502
                                                              2004        $7.212       $8.200      34,380
                                                              2005        $8.200       $9.003      26,919
                                                              2006        $9.003      $11.252       6,372
                                                              2007       $11.252      $11.930         439
                                                              2008       $11.930       $6.542         301
                                                              2009        $6.542       $7.979         301
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                              2001       $10.000       $8.256           0
                                                              2002        $8.256       $6.530         198
                                                              2003        $6.530       $8.808         961
                                                              2004        $8.808      $10.428       2,037
                                                              2005       $10.428      $11.643       2,245
                                                              2006       $11.643      $14.495       2,241
                                                              2007       $14.495      $15.176       6,866
                                                              2008       $15.176       $8.015       6,833
                                                              2009        $8.015       $9.897       6,486


                               86     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND--CLASS IB
                                                              2001       $10.000       $4.797           0
                                                              2002        $4.797       $3.910         237
                                                              2003        $3.910       $5.097       1,289
                                                              2004        $5.097       $5.653          14
                                                              2005        $5.653       $6.548          13
                                                              2006        $6.548       $8.082          13
                                                              2007        $8.082       $8.952          13
                                                              2008        $8.952       $5.038          13
                                                              2009        $5.038       $6.821          13
------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                              2001       $10.000       $6.499           0
                                                              2002        $6.499       $4.581       8,732
                                                              2003        $4.581       $5.699       7,671
                                                              2004        $5.699       $6.282       7,451
                                                              2005        $6.282       $6.688       1,048
                                                              2006        $6.688       $7.457       1,048
                                                              2007        $7.457       $6.919       1,048
                                                              2008        $6.919       $4.092       1,048
                                                              2009        $4.092       $5.239       1,337
------------------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND--CLASS IB
                                                              2003       $10.000      $12.723       1,106
                                                              2004       $12.723      $14.373       2,287
                                                              2005       $14.373      $15.814       2,093
                                                              2006       $15.814      $17.807         745
                                                              2007       $17.807      $17.716         641
                                                              2008       $17.716       $9.910           0
                                                              2009        $9.910      $13.479           0
------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                              2001       $10.000      $10.446           0
                                                              2002       $10.446      $10.348           0
                                                              2003       $10.348      $10.177       1,078
                                                              2004       $10.177      $10.023       1,078
                                                              2005       $10.023      $10.057       1,078
                                                              2006       $10.057      $10.273      13,427
                                                              2007       $10.273      $10.532      13,427
                                                              2008       $10.532      $10.571       6,316
                                                              2009       $10.571      $10.365       6,316


                               87     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                    2001       $10.000       $7.817         478
                                                    2002        $7.817       $5.315         586
                                                    2003        $5.315       $6.887         172
                                                    2004        $6.887       $7.434         171
                                                    2005        $7.434       $8.002         171
                                                    2006        $8.002       $8.501         185
                                                    2007        $8.501       $8.794         198
                                                    2008        $8.794       $5.271         214
                                                    2009        $5.271       $6.815         646
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2001       $10.000      $12.119       2,687
                                                    2002       $12.119      $10.008       3,804
                                                    2003       $10.008      $12.973       4,038
                                                    2004       $12.973      $14.653       3,737
                                                    2005       $14.653      $15.183       3,723
                                                    2006       $15.183      $17.237       1,643
                                                    2007       $17.237      $16.040       1,500
                                                    2008       $16.040       $8.670         937
                                                    2009        $8.670       $8.158           0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2001       $10.000       $3.378           0
                                                    2002        $3.378       $2.158           0
                                                    2003        $2.158       $2.866           0
                                                    2004        $2.866       $3.044           0
                                                    2005        $3.044       $3.212           0
                                                    2006        $3.212       $3.533           0
                                                    2007        $3.533       $3.896           0
                                                    2008        $3.896       $2.072           0
                                                    2009        $2.072       $2.009           0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2001       $10.000       $7.609       3,139
                                                    2002        $7.609       $5.792      13,752
                                                    2003        $5.792       $7.103      17,488
                                                    2004        $7.103       $7.476      15,293
                                                    2005        $7.476       $7.682       7,625
                                                    2006        $7.682       $8.368       7,599
                                                    2007        $8.368       $8.233       1,810
                                                    2008        $8.233       $4.951       1,810
                                                    2009        $4.951       $6.452       1,799


                               88     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15



                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                                     2001       $10.000      $13.345         369
                                                                     2002       $13.345      $10.672       2,393
                                                                     2003       $10.672      $15.627       4,089
                                                                     2004       $15.627      $19.300       5,053
                                                                     2005       $19.300      $20.215       4,974
                                                                     2006       $20.215      $23.202       1,730
                                                                     2007       $23.202      $19.813       2,303
                                                                     2008       $19.813      $11.756       1,833
                                                                     2009       $11.756      $15.130       1,880
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
 FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                     2001       $10.000       $8.520       5,623
                                                                     2002        $8.520       $6.328       6,739
                                                                     2003        $6.328       $7.730       5,915
                                                                     2004        $7.730       $9.197       1,723
                                                                     2005        $9.197       $9.772       1,981
                                                                     2006        $9.772      $12.148       4,448
                                                                     2007       $12.148      $14.256       4,656
                                                                     2008       $14.256       $9.696       7,769
                                                                     2009        $9.696      $10.185       7,750
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                     2001       $10.000       $5.640           0
                                                                     2002        $5.640       $3.738         336
                                                                     2003        $3.738       $4.871      13,413
                                                                     2004        $4.871       $5.653      12,809
                                                                     2005        $5.653       $6.204      13,268
                                                                     2006        $6.204       $6.402      13,242
                                                                     2007        $6.402       $6.502       2,146
                                                                     2008        $6.502       $3.465       2,213
                                                                     2009        $3.465       $4.704       2,240
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                     2001       $10.000       $6.241       6,803
                                                                     2002        $6.241       $4.486      12,811
                                                                     2003        $4.486       $5.483      54,172
                                                                     2004        $5.483       $5.636      44,413
                                                                     2005        $5.636       $5.829      44,032
                                                                     2006        $5.828       $6.014      15,459
                                                                     2007        $6.014       $6.209       3,455
                                                                     2008        $6.209       $3.825       2,315
                                                                     2009        $3.825       $6.135       2,022


                               89     PROSPECTUS

APPENDIX C
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply)

                                                                                Income Benefit Amount
                                                                  --------------------------------------------------
                                                                       Purchase                           5%
                                                                    Payment Value                  Roll-Up Value**
                                                                  ------------------              ------------------
                             Beginning                 Contract    Advisor             Maximum     Advisor
              Type of         Contract  Transaction  Value After     and             Anniversary     and
 Date        Occurrence        Value       Amount     Occurrence  Preferred   Plus      Value     Preferred   Plus
--------------------------------------------------------------------------------------------------------------------
1/1/04  Contract Anniversary $   55,000            _ $     55,000 $   50,000 $52,000 $     55,000 $   52,500 $54,600
--------------------------------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $   37,500 $39,000 $     41,250 $   40,347 $41,961
--------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                            Advisor and Preferred  Plus
-------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal            (c)              $50,000        $52,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $12,500        $13,000
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $37,500        $39,000
-------------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal            (c)              $55,000        $55,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,750        $13,750
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $41,250        $41,250
-------------------------------------------------------------------------------------------------------------------------

5% ROLL-UP VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal
(assumes half years worth of interest on $52,500 and $54,600, respectively)       (c)              $53,796        $55,948
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,449        $13,987
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $40,347        $41,961
-------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.

                               90     PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply) The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary Protection Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                 Death Benefit Amount
                                                                  --------------------------------------------------
                                                                                                       Enhanced
                                                                       Purchase                      Beneficiary
                                                                    Payment Value                  Protection Value
                                                                  ------------------              ------------------
                             Beginning                 Contract    Advisor             Maximum     Advisor
              Type of         Contract  Transaction  Value After     and             Anniversary     and
 Date        Occurrence        Value       Amount     Occurrence  Preferred   Plus      Value     Preferred   Plus
--------------------------------------------------------------------------------------------------------------------
1/1/06  Contract Anniversary $   55,000            _ $     55,000 $   50,000 $52,000 $     55,000 $   52,500 $54,600
--------------------------------------------------------------------------------------------------------------------
7/1/06   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $   35,000 $37,000 $     41,250 $   40,347 $41,961
--------------------------------------------------------------------------------------------------------------------

                                                                                            Advisor and Preferred  Plus
-------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                          $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                              $50,000        $52,000
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $35,000        $37,000
-------------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal             (c)              $55,000        $55,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,750        $13,750
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $41,250        $41,250
-------------------------------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal
(assumes half years worth of interest on $52,500 and $54,600, respectively)       (c)              $53,796        $55,948
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,449        $13,987
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $40,347        $41,961
-------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               91     PROSPECTUS

APPENDIX E
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT OPTION*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

                                                                          ADVISOR,
                                                                       ADVISOR PLUS &
                                                                          ADVISOR
                                                                         PREFERRED
                                                                       --------------
(A) Contract Value:                                                     $125,000.00
(B) Total Purchase Payments:                                            $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                               $0.00
(D) In-Force Premium:                                                   $100,000.00
(E) In-Force Earnings:                          (E) = (A) - (D)         $25,000.00
(F) Cap:                                        (F) = 100% * (D)        $100,000.00
(G) EARNINGS PROTECTION DEATH BENEFIT**:   (G) = MIN [40% * (E); (F)]   $10,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                    $105,000.00
(2) Total Purchase Payments:                                           $100,000.00
(3) Prior Excess-of-Earnings Withdrawals:                              $0.00
(4) In-Force Premium:                                                  $100,000.00
(5) In-Force Earnings:                          (5) = (1) - (4)        $5,000.00
(6) Withdrawal Amount:                                                 $10,000.00
(7) Excess-of-Earnings Withdrawal:         (7) = (6) - (5) and cannot
                                                  be negative          $5,000.00
(8) Total Excess-of-Earnings Withdrawals:       (8) = (3) + (7)        $5,000.00

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                    $114,000.00
(B) In-Force Premium (before withdrawal):                              $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                              $ 5,000.00
(D) In-Force Premium (after withdrawal):        (D) = (B) - (C)        $95,000.00
(E) In-Force Earnings:                          (E) = (A) - (D)        $19,000.00
(F) Cap:                                        (F) = 100% * (D)       $95,000.00
(G) EARNINGS PROTECTION DEATH BENEFIT**:   (G) = MIN [40% * (E); (F)]  $7,600.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

                               92     PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                    $130,000.00
(2) Contract Value on Rider Date:                                      $110,000.00
(3) Prior Excess-of-Earnings Withdrawals:                              $0.00
(4) In-Force Premium:                                                  $110,000.00
(5) In-Force Earnings:                          (5) = (1) - (4)        $20,000.00
(6) Withdrawal Amount:                                                 $50,000.00
(7) Excess-of-Earnings Withdrawal:         (7) = (6) - (5) and cannot
                                                  be negative          $30,000.00
(8) Total Excess-of-Earnings Withdrawals:       (8) = (3) + (7)        $30,000.00

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                      $140,000.00
(B) In-Force Premium (before withdrawal and
    purchase payment):                                                   $110,000.00
(C) Total Excess-of-Earnings Withdrawals:                                $30,000.00
(D) Additional Purchase Payment:                                         $40,000.00
(E) In-Force Premium (after withdrawal and
    purchase payment):                         (E) = (B) - (C) + (D)     $120,000.00
(F) In-Force Earnings:                            (F) = (A) - (E)        $20,000.00
(G) Cap:                                          (G) = 50% * (E)        $60,000.00
(H) EARNINGS PROTECTION DEATH BENEFIT**:     (H) = MIN [25% * (F); (G)]  $5,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                      $150,000.00
(B) In-Force Premium (before withdrawal and
    purchase payment):                                                   $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                                $0.00
(D) Additional Purchase Payment:                                         $0.00
(E) In-Force Premium (after withdrawal and
    purchase payment):                                                   $100,000.00
(F) In-Force Earnings:                            (F) = (A) - (E)        $50,000.00
(G) Cap:                                          (G) = 100% * (E)       $100,000.00
(H) EARNINGS PROTECTION DEATH BENEFIT**:     (H) = MIN [40% * (F); (G)]  $20,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               93     PROSPECTUS

The calculation of the Continued Contract Value is:

(1) Premium invested (for the purposes
    of calculating the Death Benefit):                             $100,000.00
(2) Contract Value:                                                $150,000.00
(3) Maximum Anniversary Value:                                     $160,000.00
(4) Death Benefit (excluding Earnings
    Protection Death Benefit):          (4) = MAX [(1); (2); (3)]  $160,000.00
(5) Earnings Protection Death Benefit:       (H) from above        $20,000.00
(6) Continuing Contract Value:               (6) = (4) + (5)       $180,000.00

Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.

                               94     PROSPECTUS

PA243-2

[LOGO]

               THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS


             Statement of Additional Information dated May 1, 2010


Allstate Life Insurance Company
P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

   .   Allstate Advisor

   .   Allstate Advisor Plus

   .   Allstate Advisor Preferred

The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2010 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments                        2
The Contracts                                                               2
Calculation of Accumulation Unit Values                                     5
Calculation of Variable Income Payments                                     6
General Matters                                                             7
Experts                                                                     8
Financial Statements                                                        8
Appendix A                                                                A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ended December 31, 2009 was $0. Commission income of Allstate Distributors for the fiscal year ending
December 31, 2008 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2007 was $0. The offering of the Contracts is continuous.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

   . Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

   . Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

   . Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

We are aware that the following firms received payment more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity Contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

NAME OF FIRM:

Morgan Stanley
LPL Financial Services
Citi Global Markets
Edward Jones
UBS Financial Services, Inc.

AG Edwards

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the

Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2009 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

The Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred with No Withdrawal Charge Option, Allstate Advisor Preferred with the 3 year Withdrawal Charge Option and Allstate Advisor Preferred with the 5 year Withdrawal Charge Option Contracts were first offered on October 14, 2002.

The Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option, with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002.

The Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003.

All of the Variable Sub-Accounts shown below were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Mid Cap Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, UIF Equity and Income, Class II Sub-Account, UIF Capital Growth, Class I Sub-Account and UIF Capital Growth, Class II Sub-Account, and UIF U.S. Mid Cap Value, Class I Sub-Account and UIF U.S. Mid Cap Value, Class II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500
- Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Global Discovery Securities Fund - Class 2 Sub-Account and UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund
- Class IB Sub-Account which was first offered under the Contracts on February 13, 2009.

The names of the following Sub-Accounts changed since December 31, 2009. The names shown in the tables of Accumulation Unit Values correspond to the name of the Sub-Account as of December 31, 2009:



 SUB-ACCOUNT NAME AS OF DECEMBER
            31, 2009
  (AS APPEARS IN THE FOLLOWING
   TABLES OF ACCUMULATION UNIT
             VALUES)                   SUB-ACCOUNT NAME AS OF MAY 1, 2010
 -------------------------------   --------------------------------------------
Oppenheimer MidCap Fund/VA         Oppenheimer Small- & Mid-Cap Growth Fund/VA
Oppenheimer Strategic Bond Fund/VA Oppenheimer Global Strategic Bond Fund/VA



   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
              INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.25



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.280       19,230
                                 2007       $10.280      $11.885       40,409
                                 2008       $11.885      $ 6.713      113,881
                                 2009       $ 6.713      $ 8.963      113,895
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.472            0
                                 2007       $10.472      $11.190            0
                                 2008       $11.190      $ 8.253        4,360
                                 2009       $ 8.253      $10.083        1,962
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.502            0
                                 2007       $10.502      $11.382        2,228
                                 2008       $11.382      $ 7.538            0
                                 2009       $ 7.538      $ 9.551            0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.511            0
                                 2007       $10.511      $11.507            0
                                 2008       $11.507      $ 7.012        3,229
                                 2009       $ 7.012      $ 9.065        3,199
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.363            0
                                 2007       $10.363      $10.817            0
                                 2008       $10.817      $ 9.520            0
                                 2009       $ 9.520      $10.756        1,449

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.756          599
                                 2007       $ 9.756      $11.760        8,680
                                 2008       $11.760      $ 6.401        8,630
                                 2009       $ 6.401      $ 9.112        8,276
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.835        1,987
                                 2007       $10.835      $11.231        5,962
                                 2008       $11.231      $ 6.956        6,444
                                 2009       $ 6.956      $ 8.659        2,256
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.889        6,338
                                 2007       $ 9.889      $11.240       21,018
                                 2008       $11.240      $ 6.690       28,306
                                 2009       $ 6.690      $ 9.215       26,590
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.857        6,396
                                 2003       $10.857      $13.450      218,778
                                 2004       $13.450      $14.664      226,749
                                 2005       $14.664      $14.961      205,203
                                 2006       $14.961      $17.217      187,959
                                 2007       $17.217      $16.339      150,612
                                 2008       $16.339      $10.444      138,797
                                 2009       $10.444      $13.027      133,236
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.252        9,715
                                 2005       $11.252      $11.268       47,322
                                 2006       $11.268      $13.132       60,918
                                 2007       $13.132      $13.428       71,182
                                 2008       $13.428      $ 9.310       67,408
                                 2009       $ 9.310      $12.442       59,691
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.529          333
                                 2005       $10.529      $10.488       38,526
                                 2006       $10.488      $11.464       51,573
                                 2007       $11.464      $12.002       55,125
                                 2008       $12.002      $ 7.744       48,763
                                 2009       $ 7.744      $ 9.902       44,713
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.541        9,528
                                 2003       $11.541      $15.612       59,595
                                 2004       $15.612      $17.153       59,182
                                 2005       $17.153      $17.716       52,203
                                 2006       $17.716      $18.979       47,432
                                 2007       $18.979      $20.807       41,313
                                 2008       $20.807      $11.792       37,675
                                 2009       $11.792      $16.687       35,517

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.231       33,922
                                 2003       $11.231      $12.742      193,787
                                 2004       $12.742      $17.838      137,664
                                 2005       $17.838      $19.124      137,902
                                 2006       $19.124      $22.050      128,630
                                 2007       $22.050      $21.213      102,685
                                 2008       $21.213      $14.004       91,135
                                 2009       $14.004      $17.827       86,757
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.263        3,500
                                 2005       $10.263      $10.359        9,710
                                 2006       $10.359      $10.620       15,155
                                 2007       $10.620      $11.158       18,647
                                 2008       $11.158      $11.832       54,057
                                 2009       $11.832      $12.023       56,595
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.030        5,290
                                 2007       $11.030      $12.158       16,090
                                 2008       $12.158      $ 8.573       20,736
                                 2009       $ 8.573      $10.420       22,016
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.330       22,849
                                 2003       $10.330      $12.742      193,787
                                 2004       $12.742      $14.145      192,757
                                 2005       $14.145      $15.413      181,982
                                 2006       $15.413      $17.984      177,982
                                 2007       $17.984      $18.340      154,657
                                 2008       $18.340      $11.368      134,273
                                 2009       $11.368      $14.123      126,359
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.239        5,597
                                 2003       $11.239      $16.948       28,783
                                 2004       $16.948      $20.832       26,311
                                 2005       $20.832      $26.164       29,622
                                 2006       $26.164      $33.032       30,534
                                 2007       $33.032      $41.925       25,589
                                 2008       $41.925      $19.542       26,343
                                 2009       $19.542      $33.243       27,515

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.481       4,560
                                 2003       $10.481      $13.658      64,641
                                 2004       $13.658      $15.955      63,690
                                 2005       $15.955      $17.325      89,851
                                 2006       $17.325      $20.739      93,134
                                 2007       $20.739      $23.598      90,986
                                 2008       $23.598      $13.867      85,586
                                 2009       $13.867      $18.729      75,034
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.727       8,660
                                 2003       $10.727      $12.945      70,971
                                 2004       $12.945      $14.638      61,491
                                 2005       $14.638      $13.984      59,235
                                 2006       $13.984      $15.543      52,908
                                 2007       $15.543      $17.004      44,708
                                 2008       $17.004      $17.799      29,116
                                 2009       $17.799      $20.820      26,142
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.916       5,584
                                 2005       $10.916      $11.507      18,712
                                 2006       $11.507      $13.002      24,518
                                 2007       $13.002      $13.676      19,335
                                 2008       $13.676      $ 9.614      21,129
                                 2009       $ 9.614      $11.937      20,366
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.367         441
                                 2005       $10.367      $10.351      18,148
                                 2006       $10.351      $11.154      24,990
                                 2007       $11.154      $11.673      24,883
                                 2008       $11.673      $ 9.487      24,060
                                 2009       $ 9.487      $12.559      14,361
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.900       9,989
                                 2005       $10.900      $11.093      57,667
                                 2006       $11.093      $12.822      56,257
                                 2007       $12.822      $13.071      56,690
                                 2008       $13.071      $ 8.190      57,432
                                 2009       $ 8.190      $ 9.598      41,619
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.148       2,037
                                 2005       $11.148      $11.496      12,476
                                 2006       $11.496      $12.226      17,077
                                 2007       $12.226      $14.613      16,428
                                 2008       $14.613      $ 8.894      16,215
                                 2009       $ 8.894      $12.759      14,422

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.131      11,073
                                 2005       $11.131      $11.874      57,529
                                 2006       $11.874      $13.135      53,543
                                 2007       $13.135      $13.020      48,151
                                 2008       $13.020      $ 7.782      37,718
                                 2009       $ 7.782      $ 9.711      37,606
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.700       8,581
                                 2003       $10.702      $13.150      95,690
                                 2004       $13.152      $14.230      99,028
                                 2005       $14.232      $14.540      90,250
                                 2006       $14.543      $15.890      79,103
                                 2007       $15.890      $16.206      74,473
                                 2008       $16.206      $ 9.006      60,139
                                 2009       $ 9.006      $10.794      60,604
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.114           0
                                 2005       $10.114      $10.201       5,682
                                 2006       $10.201      $10.551      16,401
                                 2007       $10.551      $10.823      18,981
                                 2008       $10.823      $ 6.499      24,726
                                 2009       $ 6.499      $ 6.985      21,994
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.310       4,928
                                 2004       $12.310      $12.936      28,748
                                 2005       $12.936      $13.370      56,712
                                 2006       $13.370      $14.190      57,849
                                 2007       $14.190      $15.923      53,949
                                 2008       $15.923      $ 8.527      55,037
                                 2009       $ 8.527      $12.115      46,135
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.154       2,307
                                 2003       $10.154      $14.297      63,270
                                 2004       $14.297      $16.751      63,708
                                 2005       $16.751      $18.832      70,885
                                 2006       $18.832      $21.785      62,201
                                 2007       $21.785      $22.775      54,157
                                 2008       $22.775      $13.393      46,814
                                 2009       $13.393      $18.396      40,162

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.667        1,353
                                 2003       $10.667      $13.015       55,246
                                 2004       $13.015      $13.948       62,908
                                 2005       $13.948      $14.023       73,695
                                 2006       $14.023      $15.097       60,935
                                 2007       $15.097      $14.808       45,466
                                 2008       $14.808      $ 3.127       71,044
                                 2009       $ 3.127      $ 3.882      105,974
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.183       33,999
                                 2003       $10.183      $12.689      290,811
                                 2004       $12.689      $13.350      291,723
                                 2005       $13.650      $14.227      279,256
                                 2006       $14.227      $16.092      264,079
                                 2007       $16.092      $16.517      239,886
                                 2008       $16.517      $ 9.991      183,998
                                 2009       $ 9.991      $12.604      170,176
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.359       15,591
                                 2003       $10.359      $14.728      100,727
                                 2004       $14.728      $17.300      101,524
                                 2005       $17.300      $18.708      102,132
                                 2006       $18.708      $21.142       90,630
                                 2007       $21.142      $20.546       75,452
                                 2008       $20.546      $12.554       64,095
                                 2009       $12.554      $16.937       56,266
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.066        2,371
                                 2003       $10.066      $12.445       45,716
                                 2004       $12.445      $14.649       46,386
                                 2005       $14.649      $16.169       44,486
                                 2006       $16.169      $16.367       39,594
                                 2007       $16.367      $17.104       32,728
                                 2008       $17.104      $ 8.561       29,257
                                 2009       $ 8.561      $11.160       26,667
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.557       37,912
                                 2003       $10.557      $12.190      258,333
                                 2004       $12.190      $13.028      323,680
                                 2005       $13.028      $13.159      331,528
                                 2006       $13.159      $13.908      276,953
                                 2007       $13.908      $15.016      246,305
                                 2008       $15.016      $12.656      209,483
                                 2009       $12.656      $14.770      187,450

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.393           20
                                 2003       $10.393      $12.487       29,098
                                 2004       $12.487      $13.428       28,825
                                 2005       $13.428      $14.158       27,131
                                 2006       $14.158      $15.749       30,608
                                 2007       $15.749      $15.977       34,727
                                 2008       $15.977      $10.500       27,848
                                 2009       $10.500      $13.992       26,946
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.804       58,580
                                 2003       $10.804      $13.564      349,642
                                 2004       $13.564      $14.854      349,565
                                 2005       $14.854      $15.406      305,101
                                 2006       $15.406      $17.601      279,669
                                 2007       $17.601      $16.299      243,417
                                 2008       $16.299      $ 9.848      197,264
                                 2009       $ 9.848      $12.599      195,329
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.729       10,354
                                 2003       $ 9.729      $11.352       71,720
                                 2004       $11.352      $11.986       69,613
                                 2005       $11.986      $13.373       63,743
                                 2006       $13.373      $13.549       55,151
                                 2007       $13.549      $13.273       48,472
                                 2008       $13.273      $10.848       39,267
                                 2009       $10.848      $13.472       35,702
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.747        3,668
                                 2003       $10.747      $13.403       55,204
                                 2004       $13.403      $14.603       69,149
                                 2005       $14.603      $14.839       58,776
                                 2006       $14.839      $16.165       47,985
                                 2007       $16.165      $16.376       44,897
                                 2008       $16.376      $11.933       31,178
                                 2009       $11.933      $17.663       27,029
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.190       51,179
                                 2003       $10.190      $10.488      327,218
                                 2004       $10.488      $10.795      316,203
                                 2005       $10.795      $10.891      328,808
                                 2006       $10.891      $11.220      318,100
                                 2007       $11.220      $11.636      282,098
                                 2008       $11.636      $ 8.724      232,987
                                 2009       $ 8.724      $12.610      230,070

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.610       38,278
                                 2003       $10.610      $13.440      154,338
                                 2004       $13.440      $15.392      148,448
                                 2005       $15.392      $17.022      146,280
                                 2006       $17.022      $21.428      141,449
                                 2007       $21.428      $22.885      123,225
                                 2008       $22.885      $12.642      109,036
                                 2009       $12.642      $15.529      110,612
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.413        4,934
                                 2003       $10.413      $13.048       43,199
                                 2004       $13.048      $14.486       39,328
                                 2005       $14.486      $15.535       41,108
                                 2006       $15.535      $17.446       37,393
                                 2007       $17.446      $16.305       39,707
                                 2008       $16.305      $ 9.715       29,734
                                 2009       $ 9.715      $12.526       29,038
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.990          738
                                 2003       $ 9.990      $ 9.896       42,710
                                 2004       $ 9.896      $ 9.818       57,779
                                 2005       $ 9.818      $ 9.922       48,887
                                 2006       $ 9.922      $10.209      108,562
                                 2007       $10.209      $10.542       85,948
                                 2008       $10.542      $10.657      117,132
                                 2009       $10.657      $10.526      127,806
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.384        6,937
                                 2003       $10.384      $13.555       61,351
                                 2004       $13.555      $14.737       61,896
                                 2005       $14.737      $15.978       57,306
                                 2006       $15.978      $17.097       51,570
                                 2007       $17.097      $17.816       44,211
                                 2008       $17.816      $10.756       38,169
                                 2009       $10.756      $14.008       34,824
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.210        4,624
                                 2003       $11.210      $14.637       43,139
                                 2004       $14.637      $16.652       48,563
                                 2005       $16.652      $17.380       61,948
                                 2006       $17.380      $19.874       56,783
                                 2007       $19.874      $18.629       54,172
                                 2008       $18.629      $10.142       36,745
                                 2009       $10.142      $ 9.551            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.648        5,434
                                 2003       $10.648      $13.152       56,028
                                 2004       $13.152      $13.943       58,326
                                 2005       $13.943      $14.432       55,826
                                 2006       $14.432      $15.834       48,454
                                 2007       $15.834      $15.692       40,621
                                 2008       $15.692      $ 9.504       37,733
                                 2009       $ 9.504      $12.476       36,161
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.520       20,020
                                 2003       $10.520      $12.136      250,269
                                 2004       $12.136      $12.943      237,712
                                 2005       $12.943      $13.267      232,345
                                 2006       $13.267      $14.636      213,811
                                 2007       $14.636      $14.561      177,989
                                 2008       $14.561      $ 8.507      150,165
                                 2009       $ 8.507      $10.533      139,679
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.476          317
                                 2003       $11.476      $14.119        8,787
                                 2004       $14.119      $16.921        8,888
                                 2005       $16.921      $18.108        8,155
                                 2006       $18.108      $22.673        5,151
                                 2007       $22.673      $26.802        4,862
                                 2008       $26.802      $18.361        4,674
                                 2009       $18.361      $19.428        4,724
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.378       32,009
                                 2003       $10.378      $13.621      114,773
                                 2004       $13.621      $15.923      110,506
                                 2005       $15.923      $17.601       97,896
                                 2006       $17.601      $18.294       91,588
                                 2007       $18.294      $18.716       82,060
                                 2008       $18.716      $10.045       67,271
                                 2009       $10.045      $13.736       68,162
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.114       81,280
                                 2003       $10.114      $12.452      510,758
                                 2004       $12.452      $12.890      492,964
                                 2005       $12.890      $13.429      447,056
                                 2006       $13.429      $13.955      388,246
                                 2007       $13.955      $14.512      320,719
                                 2008       $14.512      $ 9.006      254,822
                                 2009       $ 9.006      $14.549      220,659

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.141       28,502
                                 2005       $11.141      $12.202       24,316
                                 2006       $12.202      $12.618       21,265
                                 2007       $12.618      $14.624       19,314
                                 2008       $14.624      $ 7.663       12,554
                                 2009       $ 7.663      $11.810       10,973
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.355       10,486
                                 2005       $11.355      $11.652       33,416
                                 2006       $11.652      $13.327       38,961
                                 2007       $13.327      $12.828       34,314
                                 2008       $12.828      $ 8.117       38,224
                                 2009       $ 8.117      $10.273       23,989
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.659       17,847
                                 2003       $10.659      $13.413      142,747
                                 2004       $13.413      $15.086      166,319
                                 2005       $15.086      $16.315      163,094
                                 2006       $16.315      $18.649      131,863
                                 2007       $18.649      $18.843      118,822
                                 2008       $18.843      $12.589       94,131
                                 2009       $12.589      $15.400       86,948
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000            0
                                 2004       $10.000      $ 9.910       30,518
                                 2005       $ 9.910      $10.005       32,307
                                 2006       $10.005      $10.272       25,526
                                 2007       $10.272      $10.575       14,299
                                 2008       $10.575      $10.609       66,470
                                 2009       $10.609      $10.463            0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.415        2,119
                                 2003       $ 9.415      $11.789       40,700
                                 2004       $11.789      $12.407       47,227
                                 2005       $12.407      $13.162       47,273
                                 2006       $13.162      $13.314       38,613
                                 2007       $13.314      $15.305       32,001
                                 2008       $15.305      $ 7.676       32,932
                                 2009       $ 7.676      $12.531       29,869

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.065           0
                                 2003       $11.065      $13.934       4,060
                                 2004       $13.934      $15.118       5,029
                                 2005       $15.118      $16.709       6,350
                                 2006       $16.709      $18.248       6,759
                                 2007       $18.248      $19.134       4,613
                                 2008       $19.134      $16.033       3,502
                                 2009       $16.033      $20.561       3,366
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.978       9,199
                                 2005       $10.978      $11.619      36,099
                                 2006       $11.619      $12.892      37,391
                                 2007       $12.892      $13.133      38,438
                                 2008       $13.133      $10.008      34,934
                                 2009       $10.008      $12.082      23,767
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.774      23,992
                                 2005       $10.774      $12.288      21,752
                                 2006       $12.288      $12.609      20,933
                                 2007       $12.609      $15.148      19,667
                                 2008       $15.148      $ 7.586      19,702
                                 2009       $ 7.586      $12.379      14,401
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.749           0
                                 2005       $10.749      $12.234           0
                                 2006       $12.234      $12.518           0
                                 2007       $12.518      $15.010           0
                                 2008       $15.010      $ 7.493           0
                                 2009       $ 7.493      $12.197           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.114       9,473
                                 2005       $11.114      $12.267      21,695
                                 2006       $12.267      $14.691      31,152
                                 2007       $14.691      $15.895      27,737
                                 2008       $15.895      $11.132      24,696
                                 2009       $11.132      $14.215      17,103
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.843       4,277
                                 2007       $ 9.843      $11.894       5,547
                                 2008       $11.894      $ 6.234       9,359
                                 2009       $ 6.234      $ 9.670       8,859

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.607         272
                                 2004       $13.607      $15.953       4,080
                                 2005       $15.953      $17.749       2,984
                                 2006       $17.749      $19.565       2,350
                                 2007       $19.565      $19.853       2,480
                                 2008       $19.853      $11.655       2,959
                                 2009       $11.655      $16.845       3,520
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.318      54,172
                                 2005       $11.318      $12.529      50,464
                                 2006       $12.529      $14.905      48,100
                                 2007       $14.905      $15.841      46,291
                                 2008       $15.841      $ 9.166      45,656
                                 2009       $ 9.166      $12.577      39,472
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.311           0
                                 2005       $11.311      $12.503       2,922
                                 2006       $12.503      $14.865       3,619
                                 2007       $14.865      $15.784       1,015
                                 2008       $15.784      $ 9.113         973
                                 2009       $ 9.113      $12.499       1,301
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.706       3,487
                                 2003       $10.706      $14.574      54,677
                                 2004       $14.574      $19.545      59,117
                                 2005       $19.545      $22.492      64,224
                                 2006       $22.492      $30.519      56,368
                                 2007       $30.519      $24.882      46,256
                                 2008       $24.882      $15.191      36,872
                                 2009       $15.191      $19.238      38,108
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.924      33,718



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          WITH MAV DEATH BENEFIT OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.3



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.277      155,450
                                 2007       $10.277      $11.875      299,381
                                 2008       $11.875      $ 6.704      661,431
                                 2009       $ 6.704      $ 8.946      713,393
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.469       62,415
                                 2007       $10.469      $11.180       75,428
                                 2008       $11.180      $ 8.242      165,870
                                 2009       $ 8.242      $10.064      130,881
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.498       15,093
                                 2007       $10.498      $11.372       14,597
                                 2008       $11.372      $ 7.528       60,344
                                 2009       $ 7.528      $ 9.533       63,384
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.507       10,675
                                 2007       $10.507      $11.497       17,681
                                 2008       $11.497      $ 7.002       38,396
                                 2009       $ 7.002      $ 9.048       26,249
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.359            0
                                 2007       $10.359      $10.808        1,991
                                 2008       $10.808      $ 9.507       11,865
                                 2009       $ 9.507      $10.736       22,822
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.753            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.753      $11.750       19,214
                                 2008       $11.750      $ 6.393       22,758
                                 2009       $ 6.393      $ 9.095       19,034
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.831        4,632
                                 2007       $10.831      $11.222       17,111
                                 2008       $11.222      $ 6.947       51,558
                                 2009       $ 6.947      $ 8.643       61,139
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.885       96,654
                                 2007       $ 9.885      $11.231      160,352
                                 2008       $11.231      $ 6.681      134,174
                                 2009       $ 6.681      $ 9.198      115,250
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.730      $13.450      326,845
                                 2004       $13.450      $14.650      656,096
                                 2005       $14.650      $14.941      718,178
                                 2006       $14.941      $17.185      679,373
                                 2007       $17.185      $16.300      660,353
                                 2008       $16.300      $10.414      556,870
                                 2009       $10.414      $12.983      519,164
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.250      141,993
                                 2005       $11.250      $11.259      549,759
                                 2006       $11.259      $13.114      790,113
                                 2007       $13.114      $13.403      994,792
                                 2008       $13.403      $ 9.288      979,377
                                 2009       $ 9.288      $12.406      881,282
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.530       30,721
                                 2005       $10.530      $10.481      260,431
                                 2006       $10.481      $11.451      540,937
                                 2007       $11.451      $11.982      706,339
                                 2008       $11.982      $ 7.728      609,136
                                 2009       $ 7.728      $ 9.876      544,937
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.860      $15.610            0
                                 2004       $15.610      $17.140            0
                                 2005       $17.140      $17.692            0
                                 2006       $17.692      $18.944            0
                                 2007       $18.944      $20.758            0
                                 2008       $20.758      $11.759          964
                                 2009       $11.759      $16.631        2,819

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.070      $14.620      181,724
                                 2004       $14.620      $17.820      282,418
                                 2005       $17.820      $19.098      355,474
                                 2006       $19.098      $22.009      368,636
                                 2007       $22.009      $21.163      338,279
                                 2008       $21.163      $13.964      274,643
                                 2009       $13.964      $17.767      236,672
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.260      100,215
                                 2005       $10.260      $10.350      168,566
                                 2006       $10.350      $10.606      179,585
                                 2007       $10.606      $11.137      154,824
                                 2008       $11.137      $11.804      150,508
                                 2009       $11.804      $11.988      169,823
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.026       68,613
                                 2007       $11.026      $12.148      120,181
                                 2008       $12.148      $ 8.562      132,370
                                 2009       $ 8.562      $10.401      143,722
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.630      $12.740      239,413
                                 2004       $12.740      $14.130      544,884
                                 2005       $14.130      $15.392      726,480
                                 2006       $15.392      $17.951      782,211
                                 2007       $17.951      $18.297      781,456
                                 2008       $18.297      $11.336      678,657
                                 2009       $11.336      $14.075      614,608
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.710      $16.940       30,297
                                 2004       $16.940      $20.810       93,983
                                 2005       $20.810      $26.129      122,769
                                 2006       $26.129      $32.971      132,770
                                 2007       $32.971      $41.826      122,493
                                 2008       $41.826      $19.486      118,270
                                 2009       $19.486      $33.130      105,344
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.410      $13.650      105,675
                                 2004       $13.650      $15.940      215,746
                                 2005       $15.940      $17.302      375,969
                                 2006       $17.302      $20.700      520,160
                                 2007       $20.700      $23.542      532,153

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $23.542      $13.827      470,459
                                 2009       $13.827      $18.666      424,346
TEMPLETON GLOBAL BOND SECURITIES FUNDFORMERLY, FTVIP TEMPLETON GLOBAL INCOME
  SECURITIES FUND - CLASS 2
                                 2003       $11.620      $12.940            0
                                 2004       $12.940      $14.630            0
                                 2005       $14.630      $13.965            0
                                 2006       $13.965      $15.515            0
                                 2007       $15.515      $16.964            0
                                 2008       $16.964      $17.748        1,734
                                 2009       $17.748      $20.750        1,052
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.920       13,929
                                 2005       $10.920      $11.500       40,496
                                 2006       $11.500      $12.988       60,068
                                 2007       $12.988      $13.653       67,420
                                 2008       $13.653      $ 9.593       59,717
                                 2009       $ 9.593      $11.905       60,639
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.370       34,322
                                 2005       $10.370      $10.345      190,094
                                 2006       $10.345      $11.142      248,733
                                 2007       $11.142      $11.654      250,842
                                 2008       $11.654      $ 9.467      203,470
                                 2009       $ 9.467      $12.526      198,729
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.900       23,413
                                 2005       $10.900      $11.086      242,034
                                 2006       $11.086      $12.807      349,193
                                 2007       $12.807      $13.049      459,744
                                 2008       $13.049      $ 8.173      320,272
                                 2009       $ 8.173      $ 9.572      259,838
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.150        7,452
                                 2005       $11.150      $11.489       43,588
                                 2006       $11.489      $12.212      102,245
                                 2007       $12.212      $14.589      126,927
                                 2008       $14.589      $ 8.875      102,211
                                 2009       $ 8.875      $12.725       85,599
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.130      112,678
                                 2005       $11.130      $11.866      572,473
                                 2006       $11.866      $13.120      545,736

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.120      $12.998      486,616
                                 2008       $12.998      $ 7.765      382,791
                                 2009       $ 7.765      $ 9.685      317,393
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.140      $13.150      195,842
                                 2004       $13.150      $14.220      345,674
                                 2005       $14.220      $14.523      360,428
                                 2006       $14.523      $15.861      335,465
                                 2007       $15.861      $16.168      299,196
                                 2008       $16.168      $ 8.980      257,720
                                 2009       $ 8.980      $10.757      243,395
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.110        1,545
                                 2005       $10.110      $10.195       47,013
                                 2006       $10.195      $10.539      268,172
                                 2007       $10.539      $10.805      366,136
                                 2008       $10.805      $ 6.485      352,525
                                 2009       $ 6.485      $ 6.966      375,249
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.310      196,052
                                 2004       $12.310      $12.930      421,102
                                 2005       $12.930      $13.352      618,210
                                 2006       $13.352      $14.164      655,675
                                 2007       $14.164      $15.885      625,961
                                 2008       $15.885      $ 8.503      622,239
                                 2009       $ 8.503      $12.074      541,106
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.110      $14.290      109,784
                                 2004       $14.290      $16.740      267,275
                                 2005       $16.740      $18.807      361,417
                                 2006       $18.807      $21.744      304,944
                                 2007       $21.744      $22.721      311,368
                                 2008       $22.721      $13.355      270,584
                                 2009       $13.355      $18.334      237,862
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.760      $13.010       93,554
                                 2004       $13.010      $13.940      281,494
                                 2005       $13.940      $14.004      355,128
                                 2006       $14.004      $15.069      339,923
                                 2007       $15.069      $14.773      328,243
                                 2008       $14.773      $ 3.118      597,669
                                 2009       $ 3.118      $ 3.869      604,518

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.490      $12.690       260,303
                                 2004       $12.690      $13.640       512,164
                                 2005       $13.640      $14.208       736,676
                                 2006       $14.208      $16.062       849,127
                                 2007       $16.062      $16.478       793,281
                                 2008       $16.478      $ 9.963       696,862
                                 2009       $ 9.963      $12.561       606,831
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.740      $14.720       121,223
                                 2004       $14.720      $17.290       245,743
                                 2005       $17.290      $18.683       319,046
                                 2006       $18.683      $21.103       331,698
                                 2007       $21.103      $20.497       319,213
                                 2008       $20.497      $12.518       275,513
                                 2009       $12.518      $16.879       236,149
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.370      $12.440        59,607
                                 2004       $12.440      $14.640       111,928
                                 2005       $14.640      $16.147       148,444
                                 2006       $16.147      $16.337       148,484
                                 2007       $16.337      $17.064       134,508
                                 2008       $17.064      $ 8.537       124,987
                                 2009       $ 8.537      $11.123       121,531
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.280      $12.190       261,879
                                 2004       $12.190      $13.020       728,194
                                 2005       $13.020      $13.141     1,040,325
                                 2006       $13.141      $13.883     1,113,243
                                 2007       $13.883      $14.981     1,053,294
                                 2008       $14.981      $12.620       834,210
                                 2009       $12.620      $14.721       798,780
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.780      $12.480        54,544
                                 2004       $12.480      $13.420       124,834
                                 2005       $13.420      $14.139       184,848
                                 2006       $14.139      $15.720       221,430
                                 2007       $15.720      $15.939       231,713
                                 2008       $15.939      $10.470       189,889
                                 2009       $10.470      $13.945       174,766
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.020      $13.560       291,061
                                 2004       $13.560      $14.840       508,215
                                 2005       $14.840      $15.385       594,995
                                 2006       $15.385      $17.568       569,626
                                 2007       $17.568      $16.260       488,688

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $16.260      $ 9.819       392,198
                                 2009       $ 9.819      $12.557       351,291
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.260      $11.350        63,349
                                 2004       $11.350      $11.980        99,332
                                 2005       $11.980      $13.355        89,421
                                 2006       $13.355      $13.524        83,698
                                 2007       $13.524      $13.241        72,805
                                 2008       $13.241      $10.817        57,011
                                 2009       $10.817      $13.426        48,418
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.900      $13.400       159,805
                                 2004       $13.400      $14.590       289,180
                                 2005       $14.590      $14.819       348,073
                                 2006       $14.819      $16.135       348,424
                                 2007       $16.135      $16.337       312,898
                                 2008       $16.337      $11.898       254,245
                                 2009       $11.898      $17.603       215,071
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.380      $10.480       365,218
                                 2004       $10.480      $10.790       709,376
                                 2005       $10.790      $10.877       906,632
                                 2006       $10.877      $11.199     1,048,782
                                 2007       $11.199      $11.608       981,893
                                 2008       $11.608      $ 8.699       805,601
                                 2009       $ 8.699      $12.568       681,775
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.600      $13.440       102,076
                                 2004       $13.440      $15.380       174,138
                                 2005       $15.380      $16.999       219,229
                                 2006       $16.999      $21.388       290,940
                                 2007       $21.388      $22.831       385,894
                                 2008       $22.831      $12.605       362,784
                                 2009       $12.605      $15.476       335,440
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.720      $13.040        43,273
                                 2004       $13.040      $14.470        84,458
                                 2005       $14.470      $15.514       160,116
                                 2006       $15.514      $17.413       189,439
                                 2007       $17.413      $16.266       175,287
                                 2008       $16.266      $ 9.687       140,620
                                 2009       $ 9.687      $12.484       124,635

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.960      $ 9.890        58,698
                                 2004       $ 9.890      $ 9.810       363,661
                                 2005       $ 9.810      $ 9.908       669,891
                                 2006       $ 9.908      $10.190     1,623,833
                                 2007       $10.190      $10.517     1,357,162
                                 2008       $10.517      $10.627     1,128,438
                                 2009       $10.627      $10.490     1,195,208
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $11.010      $13.550        73,282
                                 2004       $13.550      $14.720       118,402
                                 2005       $14.720      $15.957       115,453
                                 2006       $15.957      $17.065        95,382
                                 2007       $17.065      $17.774        88,057
                                 2008       $17.774      $10.725        75,717
                                 2009       $10.725      $13.960        70,331
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.350      $14.630       122,815
                                 2004       $14.630      $16.640       258,629
                                 2005       $16.640      $17.357       394,088
                                 2006       $17.357      $19.837       434,742
                                 2007       $19.837      $18.585       404,197
                                 2008       $18.585      $10.113       363,753
                                 2009       $10.113      $ 9.523             0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.870      $13.150       120,162
                                 2004       $13.150      $13.930       172,426
                                 2005       $13.930      $14.412       153,738
                                 2006       $14.412      $15.804       122,290
                                 2007       $15.804      $15.655        80,959
                                 2008       $15.655      $ 9.477        63,403
                                 2009       $ 9.477      $12.434        55,810
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.710      $12.130       287,147
                                 2004       $12.130      $12.930       483,092
                                 2005       $12.930      $13.249       605,472
                                 2006       $13.249      $14.608       575,460
                                 2007       $14.608      $14.527       538,481
                                 2008       $14.527      $ 8.483       449,947
                                 2009       $ 8.483      $10.498       415,035
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.680      $14.110        20,101
                                 2004       $14.110      $16.910        53,691

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.910      $18.084       46,341
                                 2006       $18.084      $22.631       38,691
                                 2007       $22.631      $26.738       33,212
                                 2008       $26.738      $18.308       23,353
                                 2009       $18.308      $19.363       25,234
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.830      $13.620      124,143
                                 2004       $13.620      $15.910      174,219
                                 2005       $15.910      $17.577      179,238
                                 2006       $17.577      $18.260      164,139
                                 2007       $18.260      $18.671      128,219
                                 2008       $18.671      $10.016       94,673
                                 2009       $10.016      $13.690       77,393
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.610      $12.450      499,375
                                 2004       $12.450      $12.880      784,732
                                 2005       $12.880      $13.410      849,910
                                 2006       $13.410      $13.929      730,748
                                 2007       $13.929      $14.478      581,117
                                 2008       $14.478      $ 8.980      457,726
                                 2009       $ 8.980      $14.499      377,606
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.140      108,505
                                 2005       $11.140      $12.191      105,165
                                 2006       $12.191      $12.601       93,947
                                 2007       $12.601      $14.597       79,105
                                 2008       $14.597      $ 7.645       73,018
                                 2009       $ 7.645      $11.776       59,691
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.350      134,587
                                 2005       $11.350      $11.642      366,483
                                 2006       $11.642      $13.309      400,016
                                 2007       $13.309      $12.805      396,635
                                 2008       $12.805      $ 8.098      373,817
                                 2009       $ 8.098      $10.243      334,818
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.810      $13.410      216,906
                                 2004       $13.410      $15.070      484,719
                                 2005       $15.070      $16.293      586,279
                                 2006       $16.293      $18.614      592,906
                                 2007       $18.614      $18.798      621,539
                                 2008       $18.798      $12.553      553,442
                                 2009       $12.553      $15.348      500,307

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000            0
                                 2004       $10.000      $ 9.910      210,116
                                 2005       $ 9.910      $ 9.995      287,555
                                 2006       $ 9.995      $10.257      345,070
                                 2007       $10.257      $10.554      296,262
                                 2008       $10.554      $10.582      244,516
                                 2009       $10.582      $10.431            0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.960      $11.790       63,623
                                 2004       $11.790      $12.400      153,609
                                 2005       $12.400      $13.145      171,971
                                 2006       $13.145      $13.289      169,686
                                 2007       $13.289      $15.269      149,288
                                 2008       $15.269      $ 7.654      155,525
                                 2009       $ 7.654      $12.489      133,478
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.320      $13.930       25,012
                                 2004       $13.930      $15.110            0
                                 2005       $15.110      $16.686      126,402
                                 2006       $16.686      $18.214      132,203
                                 2007       $18.214      $19.089      124,862
                                 2008       $19.089      $15.987      104,184
                                 2009       $15.987      $20.492       98,289
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.970      153,373
                                 2005       $10.970      $11.609      590,229
                                 2006       $11.609      $12.875      479,409
                                 2007       $12.875      $13.108      473,562
                                 2008       $13.108      $ 9.984      412,712
                                 2009       $ 9.984      $12.047      380,880
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.770      265,903
                                 2005       $10.770      $12.278      239,727
                                 2006       $12.278      $12.592      227,515
                                 2007       $12.592      $15.120      175,848
                                 2008       $15.120      $ 7.568      167,345
                                 2009       $ 7.568      $12.343      138,495
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.750      193,656
                                 2005       $10.750      $12.224      167,867
                                 2006       $12.224      $12.501      114,779
                                 2007       $12.501      $14.982       53,738
                                 2008       $14.982      $ 7.475       44,130

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 7.475      $12.162       36,664
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000            0
                                 2004       $10.000      $11.110       56,545
                                 2005       $11.110      $12.254      190,435
                                 2006       $12.254      $14.669      182,320
                                 2007       $14.669      $15.863      214,528
                                 2008       $15.863      $11.104      200,670
                                 2009       $11.104      $14.172      170,410
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.840       92,813
                                 2007       $ 9.840      $11.884      144,969
                                 2008       $11.884      $ 6.226      133,137
                                 2009       $ 6.226      $ 9.652      109,069
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.600       38,530
                                 2004       $13.600      $15.940       54,821
                                 2005       $15.940      $17.725       55,592
                                 2006       $17.725      $19.529       49,608
                                 2007       $19.529      $19.806       45,785
                                 2008       $19.806      $11.621       37,641
                                 2009       $11.621      $16.788       36,826
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.310      218,270
                                 2005       $11.310      $12.518      197,400
                                 2006       $12.518      $14.885      170,769
                                 2007       $14.885      $15.812      150,717
                                 2008       $15.812      $ 9.145      115,439
                                 2009       $ 9.145      $12.540      100,576
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.310       74,696
                                 2005       $11.310      $12.493      108,498
                                 2006       $12.493      $14.845      153,545
                                 2007       $14.845      $15.755      165,091
                                 2008       $15.755      $ 9.092      151,306
                                 2009       $ 9.092      $12.463      136,993
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.410      $14.570       53,977
                                 2004       $14.570      $19.530      204,157
                                 2005       $19.530      $22.461      282,159
                                 2006       $22.461      $30.463      273,365
                                 2007       $30.463      $24.823      276,935
                                 2008       $24.823      $15.147      262,887

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $15.147      $19.173      232,409
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.880      331,974



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.35



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.273         658
                                 2007       $10.273      $11.864       1,847
                                 2008       $11.864      $ 6.694       4,332
                                 2009       $ 6.694      $ 8.929      33,083
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.465           0
                                 2007       $10.465      $11.171           0
                                 2008       $11.171      $ 8.231           0
                                 2009       $ 8.231      $10.045           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.495           0
                                 2007       $10.495      $11.362           0
                                 2008       $11.362      $ 7.518           0
                                 2009       $ 7.518      $ 9.515           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.504           0
                                 2007       $10.504      $11.487           0
                                 2008       $11.487      $ 6.993           0
                                 2009       $ 6.993      $ 9.032           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.356           0
                                 2007       $10.356      $10.799           0
                                 2008       $10.799      $ 9.494           0
                                 2009       $ 9.494      $10.716           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.749           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.749      $11.740         347
                                 2008       $11.740      $ 6.384         339
                                 2009       $ 6.384      $ 9.078         331
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.828         480
                                 2007       $10.828      $11.212         682
                                 2008       $11.212      $ 6.937         642
                                 2009       $ 6.937      $ 8.627         699
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.882           0
                                 2007       $ 9.882      $11.221         830
                                 2008       $11.221      $ 6.672       1,907
                                 2009       $ 6.672      $ 9.181      18,879
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.855       9,631
                                 2003       $10.855      $13.434      52,956
                                 2004       $13.434      $14.631      79,842
                                 2005       $14.631      $14.912      79,853
                                 2006       $14.912      $17.144      74,247
                                 2007       $17.144      $16.253      71,733
                                 2008       $16.253      $10.378      36,777
                                 2009       $10.378      $12.932      38,246
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.244         276
                                 2005       $11.244      $11.249       9,315
                                 2006       $11.249      $13.097      45,428
                                 2007       $13.097      $13.378      43,373
                                 2008       $13.378      $ 9.266      36,794
                                 2009       $ 9.266      $12.371       2,237
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.527           0
                                 2005       $10.527      $10.475       6,282
                                 2006       $10.475      $11.438       8,942
                                 2007       $11.438      $11.962       3,051
                                 2008       $11.962      $ 7.711       2,844
                                 2009       $ 7.711      $ 9.850       2,659
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.539         800
                                 2003       $11.539      $15.593       5,676
                                 2004       $15.593      $17.114       6,433
                                 2005       $17.114      $17.658       1,475
                                 2006       $17.658      $18.899         929
                                 2007       $18.899      $20.698         915

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $20.698      $11.718         921
                                 2009       $11.718      $16.566         207
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.229       1,847
                                 2003       $11.229      $14.608       5,214
                                 2004       $14.608      $17.798       7,116
                                 2005       $17.798      $19.062      10,024
                                 2006       $19.062      $21.956       9,083
                                 2007       $21.956      $21.102       8,493
                                 2008       $21.102      $13.916       7,134
                                 2009       $13.916      $17.697       7,139
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.256         961
                                 2005       $10.256      $10.342         591
                                 2006       $10.342      $10.592       4,940
                                 2007       $10.592      $11.117       4,147
                                 2008       $11.117      $11.776       3,200
                                 2009       $11.776      $11.954       7,546
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.022           0
                                 2007       $11.022      $12.138         604
                                 2008       $12.138      $ 8.550       1,820
                                 2009       $ 8.550      $10.381       1,526
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.328       6,537
                                 2003       $10.328      $12.726      37,806
                                 2004       $12.726      $14.113      47,936
                                 2005       $14.113      $15.363      48,579
                                 2006       $15.363      $17.907      58,575
                                 2007       $17.907      $18.244      52,013
                                 2008       $18.244      $11.297      53,425
                                 2009       $11.297      $14.020      33,421
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.237         612
                                 2003       $11.237      $16.927       1,177
                                 2004       $16.927      $20.785       1,785
                                 2005       $20.785      $26.079       5,830
                                 2006       $26.079      $32.892       5,506
                                 2007       $32.892      $41.704       3,079
                                 2008       $41.704      $19.419       3,648
                                 2009       $19.419      $33.000       3,008

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.479           0
                                 2003       $10.479      $13.641      10,350
                                 2004       $13.641      $15.920      13,044
                                 2005       $15.920      $17.269      17,609
                                 2006       $17.269      $20.650      20,397
                                 2007       $20.650      $23.473      13,454
                                 2008       $23.473      $13.779      13,018
                                 2009       $13.779      $18.593      22,859
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.725           0
                                 2003       $10.725      $12.929         891
                                 2004       $12.929      $14.606           0
                                 2005       $14.606      $13.939           0
                                 2006       $13.939      $15.477           0
                                 2007       $15.477      $16.914           0
                                 2008       $16.914      $17.687           0
                                 2009       $17.687      $20.669           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.913           0
                                 2005       $10.913      $11.493           0
                                 2006       $11.493      $12.973           0
                                 2007       $12.973      $13.631           0
                                 2008       $13.631      $ 9.573           0
                                 2009       $ 9.573      $11.874           0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.364           0
                                 2005       $10.364      $10.338       3,223
                                 2006       $10.338      $11.129      10,586
                                 2007       $11.129      $11.634       8,093
                                 2008       $11.634      $ 9.447       4,433
                                 2009       $ 9.447      $12.492      33,460
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.897           0
                                 2005       $10.897      $11.079           0
                                 2006       $11.079      $12.793       2,944
                                 2007       $12.793      $13.028       3,118
                                 2008       $13.028      $ 8.155       3,147
                                 2009       $ 8.155      $ 9.547       3,359
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.146         440
                                 2005       $11.146      $11.482         649
                                 2006       $11.482      $12.198       1,666
                                 2007       $12.198      $14.565       2,006

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.565      $ 8.856       1,654
                                 2009       $ 8.856      $12.691       1,487
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.129           0
                                 2005       $11.129      $11.859       5,238
                                 2006       $11.859      $13.105       5,568
                                 2007       $13.105      $12.977       1,437
                                 2008       $12.977      $ 7.748       2,434
                                 2009       $ 7.748      $ 9.659       2,382
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.700           0
                                 2003       $10.700      $13.136       3,899
                                 2004       $13.136      $14.200      14,986
                                 2005       $14.200      $14.496      13,349
                                 2006       $14.496      $15.823      10,601
                                 2007       $15.823      $16.121      10,141
                                 2008       $16.121      $ 8.949       2,309
                                 2009       $ 8.949      $10.715       2,330
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.111           0
                                 2005       $10.111      $10.188           0
                                 2006       $10.188      $10.527       4,458
                                 2007       $10.527      $10.788       3,641
                                 2008       $10.788      $ 6.471       3,587
                                 2009       $ 6.471      $ 6.948       3,956
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.302       2,450
                                 2004       $12.302      $12.914       4,234
                                 2005       $12.914      $13.334       8,494
                                 2006       $13.334      $14.137      11,566
                                 2007       $14.137      $15.847      10,877
                                 2008       $15.847      $ 8.478      10,978
                                 2009       $ 8.478      $12.034      10,995
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.151           0
                                 2003       $10.151      $14.279         450
                                 2004       $14.279      $16.714       1,736
                                 2005       $16.714      $18.771       1,695
                                 2006       $18.771      $21.692      12,944
                                 2007       $21.692      $22.655      13,001
                                 2008       $22.655      $13.309      13,051
                                 2009       $13.309      $18.261       3,348

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.665          321
                                 2003       $10.665      $12.999       18,046
                                 2004       $12.999      $13.916       31,291
                                 2005       $13.916      $13.977       12,449
                                 2006       $13.977      $15.032        9,300
                                 2007       $15.032      $14.730        8,880
                                 2008       $14.730      $ 3.107       21,117
                                 2009       $ 3.107      $ 3.854       44,476
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.180       20,922
                                 2003       $10.180      $12.674       90,423
                                 2004       $12.674      $13.620      100,604
                                 2005       $13.620      $14.181       92,343
                                 2006       $14.181      $16.023       89,524
                                 2007       $16.023      $16.430       85,228
                                 2008       $16.430      $ 9.928       66,438
                                 2009       $ 9.928      $12.512       66,581
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.357        1,587
                                 2003       $10.357      $14.710       10,550
                                 2004       $14.710      $17.261       12,276
                                 2005       $17.261      $18.647       12,089
                                 2006       $18.647      $21.052       11,075
                                 2007       $21.052      $20.437       11,392
                                 2008       $20.437      $12.475        4,034
                                 2009       $12.475      $16.813        4,029
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.064            0
                                 2003       $10.064      $12.429        4,007
                                 2004       $12.429      $14.616        5,076
                                 2005       $14.616      $16.116        8,095
                                 2006       $16.116      $16.297        8,470
                                 2007       $16.297      $17.014        8,333
                                 2008       $17.014      $ 8.508        9,032
                                 2009       $ 8.508      $11.079        9,123
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.555          217
                                 2003       $10.555      $12.175        5,896
                                 2004       $12.175      $12.999       15,187
                                 2005       $12.999      $13.116       31,479
                                 2006       $13.116      $13.849       29,965
                                 2007       $13.849      $14.937       26,020
                                 2008       $14.937      $12.577       13,263
                                 2009       $12.577      $14.663       10,906

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.391           0
                                 2003       $10.391      $12.472         246
                                 2004       $12.472      $13.398       1,045
                                 2005       $13.398      $14.112       1,323
                                 2006       $14.112      $15.682       2,066
                                 2007       $15.682      $15.893       2,175
                                 2008       $15.893      $10.434       2,048
                                 2009       $10.434      $13.890       1,489
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.801       2,682
                                 2003       $10.801      $13.547      26,735
                                 2004       $13.547      $14.821      29,684
                                 2005       $14.821      $15.356      29,518
                                 2006       $15.356      $17.526      26,996
                                 2007       $17.526      $16.213      23,781
                                 2008       $16.213      $ 9.786      22,200
                                 2009       $ 9.786      $12.507      20,900
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.727           0
                                 2003       $ 9.727      $11.338       6,041
                                 2004       $11.338      $11.959       8,551
                                 2005       $11.959      $13.329       7,398
                                 2006       $13.329      $13.491       7,118
                                 2007       $13.491      $13.203       7,078
                                 2008       $13.203      $10.780       5,146
                                 2009       $10.780      $13.374       5,394
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.744      15,030
                                 2003       $10.744      $13.387      57,594
                                 2004       $13.387      $14.570      58,743
                                 2005       $14.570      $14.790      45,661
                                 2006       $14.790      $16.096      46,662
                                 2007       $16.096      $16.289      45,313
                                 2008       $16.289      $11.858      31,972
                                 2009       $11.858      $17.534      28,860
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.188         225
                                 2003       $10.188      $10.475       3,493
                                 2004       $10.475      $10.771       9,380
                                 2005       $10.771      $10.856      10,262
                                 2006       $10.856      $11.172      12,682
                                 2007       $11.172      $11.574       6,956
                                 2008       $11.574      $ 8.669       6,476
                                 2009       $ 8.669      $12.518       4,496

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.608       1,419
                                 2003       $10.608      $13.424       5,542
                                 2004       $13.424      $15.358       5,954
                                 2005       $15.358      $16.966       6,079
                                 2006       $16.966      $21.337       7,161
                                 2007       $21.337      $22.764       5,855
                                 2008       $22.764      $12.562       5,384
                                 2009       $12.562      $15.415       4,481
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.411         121
                                 2003       $10.411      $13.032       6,819
                                 2004       $13.032      $14.454       7,819
                                 2005       $14.454      $15.485       1,875
                                 2006       $15.485      $17.371       2,703
                                 2007       $17.371      $16.219       2,856
                                 2008       $16.219      $ 9.653       2,939
                                 2009       $ 9.653      $12.435       2,932
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.988           0
                                 2003       $ 9.988      $ 9.884       3,137
                                 2004       $ 9.884      $ 9.796      10,713
                                 2005       $ 9.796      $ 9.889      10,926
                                 2006       $ 9.889      $10.165      12,927
                                 2007       $10.165      $10.487      72,203
                                 2008       $10.487      $10.590      70,644
                                 2009       $10.590      $10.449      57,037
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.382           0
                                 2003       $10.382      $13.538       2,182
                                 2004       $13.538      $14.704       2,655
                                 2005       $14.704      $15.926       2,661
                                 2006       $15.926      $17.024       2,719
                                 2007       $17.024      $17.722       2,704
                                 2008       $17.722      $10.688       2,699
                                 2009       $10.688      $13.905       2,693
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.208           0
                                 2003       $11.208      $14.619       4,751
                                 2004       $14.619      $16.615       6,016
                                 2005       $16.615      $17.324       5,162
                                 2006       $17.324      $19.789       4,231
                                 2007       $19.789      $18.530       3,636
                                 2008       $18.530      $10.079       3,715
                                 2009       $10.079      $ 9.490           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.646           0
                                 2003       $10.646      $13.136         948
                                 2004       $13.136      $13.912         983
                                 2005       $13.912      $14.385       1,018
                                 2006       $14.385      $15.766         481
                                 2007       $15.766      $15.609         519
                                 2008       $15.609      $ 9.444         522
                                 2009       $ 9.444      $12.385         508
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.518           0
                                 2003       $10.518      $12.121       7,510
                                 2004       $12.121      $12.914      12,269
                                 2005       $12.914      $13.224      12,256
                                 2006       $13.224      $14.573      12,695
                                 2007       $14.573      $14.484      10,156
                                 2008       $14.484      $ 8.454      10,261
                                 2009       $ 8.454      $10.456      10,340
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.474           0
                                 2003       $11.474      $14.101       1,991
                                 2004       $14.101      $16.883       2,669
                                 2005       $16.883      $18.050       2,767
                                 2006       $18.050      $22.577       2,513
                                 2007       $22.577      $26.660       2,180
                                 2008       $26.660      $18.246       2,057
                                 2009       $18.246      $19.286       1,766
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.376       1,547
                                 2003       $10.376      $13.604       8,190
                                 2004       $13.604      $15.887       8,953
                                 2005       $15.887      $17.543       3,556
                                 2006       $17.543      $18.216       3,636
                                 2007       $18.216      $18.617       2,625
                                 2008       $18.617      $ 9.981       2,722
                                 2009       $ 9.981      $13.636       1,834
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.112       2,867
                                 2003       $10.112      $12.437      18,993
                                 2004       $12.437      $12.862      27,826
                                 2005       $12.862      $13.385      30,797
                                 2006       $13.385      $13.896      30,504
                                 2007       $13.896      $14.436      21,648
                                 2008       $14.436      $ 8.950      20,245

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 8.950      $14.442      14,669
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.134       2,449
                                 2005       $11.134      $12.181       2,459
                                 2006       $12.181      $12.584       1,940
                                 2007       $12.584      $14.570       1,885
                                 2008       $14.570      $ 7.627       1,651
                                 2009       $ 7.627      $11.742       1,545
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.347       1,366
                                 2005       $11.347      $11.632      11,591
                                 2006       $11.632      $13.291      11,223
                                 2007       $13.291      $12.781       6,350
                                 2008       $12.781      $ 8.078       6,353
                                 2009       $ 8.078      $10.214       6,354
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.656           0
                                 2003       $10.656      $13.397       4,067
                                 2004       $13.397      $15.052      20,985
                                 2005       $15.052      $16.262      18,358
                                 2006       $16.262      $18.570      39,956
                                 2007       $18.570      $18.743      39,303
                                 2008       $18.743      $12.510      31,274
                                 2009       $12.510      $15.287      21,107
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.900      11,304
                                 2005       $ 9.900      $ 9.985       3,779
                                 2006       $ 9.985      $10.241       7,775
                                 2007       $10.241      $10.532       7,440
                                 2008       $10.532      $10.556       5,685
                                 2009       $10.556      $10.400           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.413           0
                                 2003       $ 9.413      $11.774         577
                                 2004       $11.774      $12.379       2,972
                                 2005       $12.379      $13.120       2,539
                                 2006       $13.120      $13.257       3,866
                                 2007       $13.257      $15.224       3,325
                                 2008       $15.224      $ 7.627       3,990
                                 2009       $ 7.627      $12.440       3,651
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.063           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.063      $13.917       2,391
                                 2004       $13.917      $15.084       4,621
                                 2005       $15.084      $16.654       1,479
                                 2006       $16.654      $18.170       1,419
                                 2007       $18.170      $19.033       1,007
                                 2008       $19.033      $15.933         545
                                 2009       $15.933      $20.411         537
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.971       1,413
                                 2005       $10.971      $11.599       5,564
                                 2006       $11.599      $12.858       7,903
                                 2007       $12.858      $13.084       7,623
                                 2008       $13.084      $ 9.960       7,636
                                 2009       $ 9.960      $12.013       7,401
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.767       3,995
                                 2005       $10.767      $12.267       3,813
                                 2006       $12.267      $12.575       4,009
                                 2007       $12.575      $15.092       3,343
                                 2008       $15.092      $ 7.550       3,827
                                 2009       $ 7.550      $12.308       3,115
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.742           0
                                 2005       $10.742      $12.214         278
                                 2006       $12.214      $12.485         293
                                 2007       $12.485      $14.954         300
                                 2008       $14.954      $ 7.458         388
                                 2009       $ 7.458      $12.127         323
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.103          13
                                 2005       $11.103      $12.242      20,388
                                 2006       $12.242      $14.647      21,884
                                 2007       $14.647      $15.830      21,297
                                 2008       $15.830      $11.076       7,714
                                 2009       $11.076      $14.129       8,401
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.836       1,610
                                 2007       $ 9.836      $11.874       1,234
                                 2008       $11.874      $ 6.218       1,369
                                 2009       $ 6.218      $ 9.634       1,017
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.598         128

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.598      $15.926       1,894
                                 2005       $15.926      $17.701       1,009
                                 2006       $17.701      $19.492       1,082
                                 2007       $19.492      $19.759       1,081
                                 2008       $19.759      $11.588       1,105
                                 2009       $11.588      $16.731         650
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.310       9,724
                                 2005       $11.310      $12.507       9,309
                                 2006       $12.507      $14.864       8,543
                                 2007       $14.864      $15.782       7,608
                                 2008       $15.782      $ 9.123       6,868
                                 2009       $ 9.123      $12.504       6,564
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.304       1,364
                                 2005       $11.304      $12.482       1,486
                                 2006       $12.482      $14.825       2,119
                                 2007       $14.825      $15.726       1,957
                                 2008       $15.726      $ 9.070       2,049
                                 2009       $ 9.070      $12.427         959
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.704           0
                                 2003       $10.704      $14.556       1,542
                                 2004       $14.556      $19.501       7,395
                                 2005       $19.501      $22.419       3,887
                                 2006       $22.419      $30.390       3,914
                                 2007       $30.390      $24.751       4,328
                                 2008       $24.751      $15.095       4,842
                                 2009       $15.095      $19.097       3,906
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.830       3,652



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003 OR WITH THE ENHANCED
 BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.4



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.270      20,088
                                 2007       $10.270      $11.854      33,711
                                 2008       $11.854      $ 6.685      32,444
                                 2009       $ 6.685      $ 8.913      35,031
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.462           0
                                 2007       $10.462      $11.161           0
                                 2008       $11.161      $ 8.219      50,277
                                 2009       $ 8.219      $10.026      48,697
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.491       1,137
                                 2007       $10.491      $11.353       8,709
                                 2008       $11.353      $ 7.507       8,484
                                 2009       $ 7.507      $ 9.497      13,808
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.500           0
                                 2007       $10.500      $11.477           0
                                 2008       $11.477      $ 6.983           0
                                 2009       $ 6.983      $ 9.015           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.352         147
                                 2007       $10.352      $10.789       6,078
                                 2008       $10.789      $ 9.481           0
                                 2009       $ 9.481      $10.696         606
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.746         985

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.746      $11.730       11,471
                                 2008       $11.730      $ 6.375       14,054
                                 2009       $ 6.375      $ 9.061       21,468
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.824          471
                                 2007       $10.824      $11.203        1,160
                                 2008       $11.203      $ 6.928        3,594
                                 2009       $ 6.928      $ 8.611        6,121
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.879        3,144
                                 2007       $ 9.879      $11.212        5,910
                                 2008       $11.212      $ 6.663        4,357
                                 2009       $ 6.663      $ 9.164        5,495
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.853        5,100
                                 2003       $10.853      $13.425      187,409
                                 2004       $13.425      $14.614      239,720
                                 2005       $14.614      $14.888      216,067
                                 2006       $14.888      $17.107      192,667
                                 2007       $17.107      $16.210      176,456
                                 2008       $16.210      $10.345      150,938
                                 2009       $10.345      $12.884      143,920
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.240       20,529
                                 2005       $11.240      $11.240      107,691
                                 2006       $11.240      $13.079      159,945
                                 2007       $13.079      $13.354      159,725
                                 2008       $13.354      $ 9.244      127,824
                                 2009       $ 9.244      $12.335      117,113
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.525        5,010
                                 2005       $10.525      $10.468       53,966
                                 2006       $10.468      $11.425       83,595
                                 2007       $11.425      $11.943       93,441
                                 2008       $11.943      $ 7.695       85,537
                                 2009       $ 7.695      $ 9.824       71,054
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.538        3,162
                                 2003       $11.538      $15.583       24,975
                                 2004       $15.583      $17.095       23,996
                                 2005       $17.095      $17.630       21,758
                                 2006       $17.630      $18.858       20,903
                                 2007       $18.858      $20.643       18,325

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $20.643      $11.681       14,689
                                 2009       $11.681      $16.505       13,581
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.228        2,717
                                 2003       $11.228      $14.599       63,030
                                 2004       $14.599      $17.778       78,714
                                 2005       $17.778      $19.031       91,305
                                 2006       $19.031      $21.909       88,958
                                 2007       $21.909      $21.046       79,671
                                 2008       $21.046      $13.873       60,203
                                 2009       $13.873      $17.632       56,076
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.253        9,294
                                 2005       $10.253      $10.333       19,913
                                 2006       $10.333      $10.577       43,313
                                 2007       $10.577      $11.096       42,437
                                 2008       $11.096      $11.748       31,379
                                 2009       $11.748      $11.919       52,880
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.019        3,978
                                 2007       $11.019      $12.127       11,180
                                 2008       $12.127      $ 8.538       21,956
                                 2009       $ 8.538      $10.362       26,055
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.327        3,617
                                 2003       $10.327      $12.718       88,773
                                 2004       $12.718      $14.097      154,189
                                 2005       $14.097      $15.338      187,550
                                 2006       $15.338      $17.869      218,842
                                 2007       $17.869      $18.195      200,237
                                 2008       $18.195      $11.261      180,162
                                 2009       $11.261      $13.969      169,783
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.236            0
                                 2003       $11.236      $16.917        8,576
                                 2004       $16.917      $20.762       14,136
                                 2005       $20.762      $26.037       17,133
                                 2006       $26.037      $32.822       20,859
                                 2007       $32.822      $41.594       16,112
                                 2008       $41.594      $19.358       13,233
                                 2009       $19.358      $32.879       13,906

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.477          306
                                 2003       $10.477      $13.633       46,409
                                 2004       $13.633      $15.902       59,175
                                 2005       $15.902      $17.241       93,972
                                 2006       $17.241      $20.606      111,278
                                 2007       $20.606      $23.411      114,774
                                 2008       $23.411      $13.736      106,843
                                 2009       $13.736      $18.525       94,465
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.723           85
                                 2003       $10.723      $12.921        7,082
                                 2004       $12.921      $14.589        8,097
                                 2005       $14.589      $13.916        7,980
                                 2006       $13.916      $15.444        7,984
                                 2007       $15.444      $16.870        6,624
                                 2008       $16.870      $17.632        4,975
                                 2009       $17.632      $20.593        3,796
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.912        5,559
                                 2005       $10.912      $11.485        7,084
                                 2006       $11.485      $12.958       24,535
                                 2007       $12.958      $13.608       21,855
                                 2008       $13.608      $ 9.552       18,164
                                 2009       $ 9.552      $11.842       17,250
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.363        5,743
                                 2005       $10.363      $10.332       42,214
                                 2006       $10.332      $11.116       73,533
                                 2007       $11.116      $11.615       72,323
                                 2008       $11.615      $ 9.426       78,465
                                 2009       $ 9.426      $12.459       78,177
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.896        1,993
                                 2005       $10.896      $11.072       40,840
                                 2006       $11.072      $12.778       61,897
                                 2007       $12.778      $13.006       66,965
                                 2008       $13.006      $ 8.137       53,184
                                 2009       $ 8.137      $ 9.521       55,030
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.144          268
                                 2005       $11.144      $11.475        7,646
                                 2006       $11.475      $12.184       14,218
                                 2007       $12.184      $14.541       15,436

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.541      $ 8.837       20,682
                                 2009       $ 8.837      $12.658       17,906
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.127        1,679
                                 2005       $11.127      $11.851       48,962
                                 2006       $11.851      $13.090       60,205
                                 2007       $13.090      $12.955       59,504
                                 2008       $12.955      $ 7.732       44,240
                                 2009       $ 7.732      $ 9.634       37,058
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.700        3,186
                                 2003       $10.700      $13.130       59,328
                                 2004       $13.130      $14.180       99,388
                                 2005       $14.180      $14.470      112,333
                                 2006       $14.470      $15.789      108,796
                                 2007       $15.789      $16.078       89,411
                                 2008       $16.078      $ 8.921       73,945
                                 2009       $ 8.921      $10.676       71,860
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.110           18
                                 2005       $10.110      $10.182        6,577
                                 2006       $10.182      $10.515       25,706
                                 2007       $10.515      $10.770       62,798
                                 2008       $10.770      $ 6.457       64,363
                                 2009       $ 6.457      $ 6.929       80,065
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.298       36,758
                                 2004       $12.298      $12.903       60,080
                                 2005       $12.903      $13.316       80,633
                                 2006       $13.316      $14.111       90,317
                                 2007       $14.111      $15.810       73,513
                                 2008       $15.810      $ 8.454       65,086
                                 2009       $ 8.454      $11.993       55,916
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.150        1,777
                                 2003       $10.150      $14.270       62,852
                                 2004       $14.270      $16.695       79,066
                                 2005       $16.695      $18.740       73,144
                                 2006       $18.740      $21.645       71,783
                                 2007       $21.645      $22.595       73,881
                                 2008       $22.595      $13.267       58,345
                                 2009       $13.267      $18.195       47,430

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.663        1,381
                                 2003       $10.663      $12.991       72,355
                                 2004       $12.991      $13.901      108,252
                                 2005       $13.901      $13.955      102,339
                                 2006       $13.955      $15.000      101,649
                                 2007       $15.000      $14.691       97,898
                                 2008       $14.691      $ 3.098      165,341
                                 2009       $ 3.098      $ 3.840      179,849
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.179        3,722
                                 2003       $10.179      $12.666      185,575
                                 2004       $12.666      $13.604      209,165
                                 2005       $13.604      $14.157      230,257
                                 2006       $14.157      $15.989      233,933
                                 2007       $15.989      $16.387      217,686
                                 2008       $16.387      $ 9.897      189,847
                                 2009       $ 9.897      $12.466      159,967
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.356        1,101
                                 2003       $10.356      $14.701       47,221
                                 2004       $14.701      $17.242       57,383
                                 2005       $17.242      $18.617       65,352
                                 2006       $18.617      $21.007       62,271
                                 2007       $21.007      $20.384       62,615
                                 2008       $20.384      $12.436       56,625
                                 2009       $12.436      $16.752       46,017
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.063          135
                                 2003       $10.063      $12.422       22,922
                                 2004       $12.422      $14.600       24,359
                                 2005       $14.600      $16.090       27,814
                                 2006       $16.090      $16.263       28,198
                                 2007       $16.263      $16.969       25,868
                                 2008       $16.969      $ 8.481       22,246
                                 2009       $ 8.481      $11.038       16,109
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.553        2,623
                                 2003       $10.553      $12.168      125,885
                                 2004       $12.168      $12.984      182,539
                                 2005       $12.984      $13.095      227,958
                                 2006       $13.095      $13.820      216,730
                                 2007       $13.820      $14.898      192,858
                                 2008       $14.898      $12.537      149,936
                                 2009       $12.537      $14.609      119,518

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.390        1,112
                                 2003       $10.390      $12.464       20,184
                                 2004       $12.464      $13.383       29,830
                                 2005       $13.383      $14.089       40,883
                                 2006       $14.089      $15.649       37,663
                                 2007       $15.649      $15.851       57,354
                                 2008       $15.851      $10.401       32,223
                                 2009       $10.401      $13.839       30,586
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.800        3,907
                                 2003       $10.800      $13.539      148,791
                                 2004       $13.539      $14.804      172,124
                                 2005       $14.804      $15.331      162,143
                                 2006       $15.331      $17.489      146,437
                                 2007       $17.489      $16.170      135,505
                                 2008       $16.170      $ 9.755       93,591
                                 2009       $ 9.755      $12.461       86,467
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.726        1,495
                                 2003       $ 9.726      $11.331           46
                                 2004       $11.331      $11.945       54,726
                                 2005       $11.945      $13.308       49,402
                                 2006       $13.308      $13.462       47,346
                                 2007       $13.462      $13.168       42,991
                                 2008       $13.168      $10.746       35,035
                                 2009       $10.746      $13.325       28,294
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.743           45
                                 2003       $10.743      $13.378       35,039
                                 2004       $13.378      $14.554       48,270
                                 2005       $14.554      $14.766       57,946
                                 2006       $14.766      $16.062       56,257
                                 2007       $16.062      $16.246       53,441
                                 2008       $16.246      $11.820       43,764
                                 2009       $11.820      $17.470       40,653
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.187        1,875
                                 2003       $10.187      $10.469      163,671
                                 2004       $10.469      $10.759      201,668
                                 2005       $10.759      $10.838      232,164
                                 2006       $10.838      $11.149      240,961
                                 2007       $11.149      $11.544      247,049
                                 2008       $11.544      $ 8.642      188,689
                                 2009       $ 8.642      $12.472      165,864

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.606        3,860
                                 2003       $10.606      $13.416       70,133
                                 2004       $13.416      $15.341       79,696
                                 2005       $15.341      $16.939       90,776
                                 2006       $16.939      $21.291       87,515
                                 2007       $21.291      $22.704       95,691
                                 2008       $22.704      $12.523       70,935
                                 2009       $12.523      $15.359       65,032
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.409        1,761
                                 2003       $10.409      $13.024       18,051
                                 2004       $13.024      $14.437       19,447
                                 2005       $14.437      $15.460       25,617
                                 2006       $15.460      $17.334       32,290
                                 2007       $17.334      $16.176       26,783
                                 2008       $16.176      $ 9.623       18,860
                                 2009       $ 9.623      $12.389       15,615
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.987        6,628
                                 2003       $ 9.987      $ 9.878       42,951
                                 2004       $ 9.878      $ 9.785       78,052
                                 2005       $ 9.785      $ 9.873      106,156
                                 2006       $ 9.873      $10.144      118,885
                                 2007       $10.144      $10.459      190,348
                                 2008       $10.459      $10.557      312,834
                                 2009       $10.557      $10.411      338,730
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.381        1,607
                                 2003       $10.381      $13.530       24,457
                                 2004       $13.530      $14.687       29,678
                                 2005       $14.687      $15.900       28,046
                                 2006       $15.900      $16.987       27,693
                                 2007       $16.987      $17.675       23,749
                                 2008       $17.675      $10.654       14,442
                                 2009       $10.654      $13.855       13,743
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.206        3,480
                                 2003       $11.206      $14.610       27,699
                                 2004       $14.610      $16.596       47,472
                                 2005       $16.596      $17.296       78,202
                                 2006       $17.296      $19.747       74,649
                                 2007       $19.747      $18.481       71,941
                                 2008       $18.481      $10.047       58,484
                                 2009       $10.047      $ 9.460            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.644          676
                                 2003       $10.644      $13.128       29,348
                                 2004       $13.128      $13.896       25,803
                                 2005       $13.896      $14.361       22,777
                                 2006       $14.361      $15.733       22,558
                                 2007       $15.733      $15.568       17,965
                                 2008       $15.568      $ 9.415       10,547
                                 2009       $ 9.415      $12.340       10,441
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.517        2,782
                                 2003       $10.517      $12.113      117,130
                                 2004       $12.113      $12.899      131,257
                                 2005       $12.899      $13.202      148,439
                                 2006       $13.202      $14.542      138,471
                                 2007       $14.542      $14.446      128,014
                                 2008       $14.446      $ 8.427      105,350
                                 2009       $ 8.427      $10.418       92,419
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.472          410
                                 2003       $11.472      $14.093        4,981
                                 2004       $14.093      $16.864        7,591
                                 2005       $16.864      $18.020        6,607
                                 2006       $18.020      $22.529        6,344
                                 2007       $22.529      $26.590        5,369
                                 2008       $26.590      $18.188        4,903
                                 2009       $18.188      $19.216        4,363
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.374        2,477
                                 2003       $10.374      $13.596       33,102
                                 2004       $13.596      $15.869       37,929
                                 2005       $15.869      $17.515       34,660
                                 2006       $17.515      $18.177       31,895
                                 2007       $18.177      $18.568       26,864
                                 2008       $18.568      $ 9.950       19,552
                                 2009       $ 9.950      $13.586       18,970
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.111        7,147
                                 2003       $10.111      $12.429      202,024
                                 2004       $12.429      $12.847      232,660
                                 2005       $12.847      $13.363      220,448
                                 2006       $13.363      $13.866      215,818
                                 2007       $13.866      $14.398      187,906
                                 2008       $14.398      $ 8.922      146,827

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 8.922      $14.390      125,177
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.130       46,225
                                 2005       $11.130      $12.171       43,238
                                 2006       $12.171      $12.567       41,612
                                 2007       $12.567      $14.543       35,701
                                 2008       $14.543      $ 7.609       31,648
                                 2009       $ 7.609      $11.709       21,241
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.343       14,269
                                 2005       $11.343      $11.622       47,730
                                 2006       $11.622      $13.273       69,255
                                 2007       $13.273      $12.757       51,361
                                 2008       $12.757      $ 8.059       53,436
                                 2009       $ 8.059      $10.184       45,660
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.655        1,174
                                 2003       $10.655      $13.388       85,661
                                 2004       $13.388      $15.035      119,515
                                 2005       $15.035      $16.235      127,047
                                 2006       $16.235      $18.530      121,944
                                 2007       $18.530      $18.694      112,046
                                 2008       $18.694      $12.471       93,639
                                 2009       $12.471      $15.231       85,807
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000            0
                                 2004       $10.000      $ 9.895       66,137
                                 2005       $ 9.895      $ 9.975      118,151
                                 2006       $ 9.975      $10.226       96,469
                                 2007       $10.226      $10.511       70,409
                                 2008       $10.511      $10.529       65,789
                                 2009       $10.529      $10.368            0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.412            0
                                 2003       $ 9.412      $11.767       35,558
                                 2004       $11.767      $12.365       54,076
                                 2005       $12.365      $13.098       53,013
                                 2006       $13.098      $13.229       59,672
                                 2007       $13.229      $15.184       47,140
                                 2008       $15.184      $ 7.603       44,532
                                 2009       $ 7.603      $12.394       41,078
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.062            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.062      $13.908       4,540
                                 2004       $13.908      $15.067      16,192
                                 2005       $15.067      $16.627      18,091
                                 2006       $16.627      $18.131      32,432
                                 2007       $18.131      $18.983      17,912
                                 2008       $18.983      $15.882      14,608
                                 2009       $15.882      $20.337      13,905
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.967      16,162
                                 2005       $10.967      $11.589      29,002
                                 2006       $11.589      $12.840      29,495
                                 2007       $12.840      $13.060      32,601
                                 2008       $13.060      $ 9.937      24,530
                                 2009       $ 9.937      $11.978      20,590
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.763      24,252
                                 2005       $10.763      $12.257      26,735
                                 2006       $12.257      $12.558      25,770
                                 2007       $12.558      $15.064      24,311
                                 2008       $15.064      $ 7.532      19,480
                                 2009       $ 7.532      $12.272      17,712
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.738       9,011
                                 2005       $10.738      $12.203      10,641
                                 2006       $12.203      $12.468      10,743
                                 2007       $12.468      $14.926      10,462
                                 2008       $14.926      $ 7.440       9,991
                                 2009       $ 7.440      $12.092       9,440
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.098      14,221
                                 2005       $11.098      $12.230      27,462
                                 2006       $12.230      $14.625      30,738
                                 2007       $14.625      $15.798      32,185
                                 2008       $15.798      $11.048      29,447
                                 2009       $11.048      $14.086      22,349
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.833       5,816
                                 2007       $ 9.833      $11.864      18,347
                                 2008       $11.864      $ 6.209      27,973
                                 2009       $ 6.209      $ 9.616      27,074
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.593       6,384

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.593      $15.912      19,130
                                 2005       $15.912      $17.677      17,888
                                 2006       $17.677      $19.456      17,886
                                 2007       $19.456      $19.712      15,483
                                 2008       $19.712      $11.554      12,407
                                 2009       $11.554      $16.675      11,015
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.306      58,610
                                 2005       $11.306      $12.497      51,537
                                 2006       $12.497      $14.844      52,471
                                 2007       $14.844      $15.753      46,033
                                 2008       $15.753      $ 9.101      30,429
                                 2009       $ 9.101      $12.468      25,840
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.300      14,404
                                 2005       $11.300      $12.472      20,338
                                 2006       $12.472      $14.805      21,766
                                 2007       $14.805      $15.697      22,218
                                 2008       $15.697      $ 9.049      21,921
                                 2009       $ 9.049      $12.392      19,647
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.703       1,852
                                 2003       $10.703      $14.547      30,163
                                 2004       $14.547      $19.479      58,603
                                 2005       $19.479      $22.382      68,172
                                 2006       $22.382      $30.325      66,772
                                 2007       $30.325      $24.686      59,398
                                 2008       $24.686      $15.048      58,068
                                 2009       $15.048      $19.028      52,987
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.783      51,046



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1,
                                     2003

                          MORTALITY & EXPENSE = 1.45



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.266         0
                                 2007       $10.266      $11.844         0
                                 2008       $11.844      $ 6.676         0
                                 2009       $ 6.676      $ 8.896         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.458         0
                                 2007       $10.458      $11.152         0
                                 2008       $11.152      $ 8.208         0
                                 2009       $ 8.208      $10.008         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.488         0
                                 2007       $10.488      $11.343         0
                                 2008       $11.343      $ 7.497         0
                                 2009       $ 7.497      $ 9.479         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.497         0
                                 2007       $10.497      $11.467         0
                                 2008       $11.467      $ 6.974         0
                                 2009       $ 6.974      $ 8.998         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.349         0
                                 2007       $10.349      $10.780         0
                                 2008       $10.780      $ 9.468         0
                                 2009       $ 9.468      $10.676         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.743         0
                                 2007       $ 9.743      $11.720         0
                                 2008       $11.720      $ 6.366         0
                                 2009       $ 6.366      $ 9.044         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.820         0
                                 2007       $10.820      $11.193         0
                                 2008       $11.193      $ 6.918         0
                                 2009       $ 6.918      $ 8.595         0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.875         0
                                 2007       $ 9.875      $11.202         0
                                 2008       $11.202      $ 6.654         0
                                 2009       $ 6.654      $ 9.147         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.722      $13.421         0
                                 2004       $13.421      $14.602         0
                                 2005       $14.602      $14.868         0
                                 2006       $14.868      $17.075         0
                                 2007       $17.075      $16.171         0
                                 2008       $16.171      $10.316         0
                                 2009       $10.316      $12.841         0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.237         0
                                 2005       $11.237      $11.230         0
                                 2006       $11.230      $13.061         0
                                 2007       $13.061      $13.329         0
                                 2008       $13.329      $ 9.222         0
                                 2009       $ 9.222      $12.300         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.524         0
                                 2005       $10.524      $10.462         0
                                 2006       $10.462      $11.412         0
                                 2007       $11.412      $11.923         0
                                 2008       $11.923      $ 7.678         0
                                 2009       $ 7.678      $ 9.797         0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.847      $15.578         0
                                 2004       $15.578      $17.081         0
                                 2005       $17.081      $17.606         0
                                 2006       $17.606      $18.823         0
                                 2007       $18.823      $20.594         0
                                 2008       $20.594      $11.648         0
                                 2009       $11.648      $16.449         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.064      $14.594         0
                                 2004       $14.594      $17.763         0
                                 2005       $17.763      $19.005         0
                                 2006       $19.005      $21.868         0
                                 2007       $21.868      $20.996         0
                                 2008       $20.996      $13.833         0
                                 2009       $13.833      $17.573         0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.249         0
                                 2005       $10.249      $10.324         0
                                 2006       $10.324      $10.563         0
                                 2007       $10.563      $11.075         0
                                 2008       $11.075      $11.721         0
                                 2009       $11.721      $11.885         0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.015         0
                                 2007       $11.015      $12.117         0
                                 2008       $12.117      $ 8.527         0
                                 2009       $ 8.527      $10.342         0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.622      $12.714         0
                                 2004       $12.714      $14.085         0
                                 2005       $14.085      $15.317         0
                                 2006       $15.317      $17.836         0
                                 2007       $17.836      $18.152         0
                                 2008       $18.152      $11.229         0
                                 2009       $11.229      $13.922         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.700      $16.911         0
                                 2004       $16.911      $20.744         0
                                 2005       $20.744      $26.002         0
                                 2006       $26.002      $32.761         0
                                 2007       $32.761      $41.495         0
                                 2008       $41.495      $19.302         0
                                 2009       $19.302      $32.768         0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.400      $13.628         0
                                 2004       $13.628      $15.888         0
                                 2005       $15.888      $17.218         0
                                 2006       $17.218      $20.568         0
                                 2007       $20.568      $23.356         0
                                 2008       $23.356      $13.696         0
                                 2009       $13.696      $18.462         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.608      $12.916         0
                                 2004       $12.916      $14.577         0
                                 2005       $14.577      $13.897         0
                                 2006       $13.897      $15.415         0
                                 2007       $15.415      $16.830         0
                                 2008       $16.830      $17.581         0
                                 2009       $17.581      $20.523         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.910         0
                                 2005       $10.910      $11.478         0
                                 2006       $11.478      $12.943         0
                                 2007       $12.943      $13.586         0
                                 2008       $13.586      $ 9.532         0
                                 2009       $ 9.532      $11.810         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.361         0
                                 2005       $10.361      $10.325         0
                                 2006       $10.325      $11.104         0
                                 2007       $11.104      $11.596         0
                                 2008       $11.596      $ 9.406         0
                                 2009       $ 9.406      $12.426         0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.895         0
                                 2005       $10.895      $11.064         0
                                 2006       $11.064      $12.764         0
                                 2007       $12.764      $12.985         0
                                 2008       $12.985      $ 8.120         0
                                 2009       $ 8.120      $ 9.496         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.143         0
                                 2005       $11.143      $11.467         0
                                 2006       $11.467      $12.170         0
                                 2007       $12.170      $14.517         0
                                 2008       $14.517      $ 8.818         0
                                 2009       $ 8.818      $12.624         0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.126         0
                                 2005       $11.126      $11.844         0
                                 2006       $11.844      $13.075         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.075      $12.934         0
                                 2008       $12.934      $ 7.715         0
                                 2009       $ 7.715      $ 9.608         0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.129      $13.123         0
                                 2004       $13.123      $14.172         0
                                 2005       $14.172      $14.452         0
                                 2006       $14.452      $15.760         0
                                 2007       $15.760      $16.040         0
                                 2008       $16.040      $ 8.896         0
                                 2009       $ 8.896      $10.639         0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.109         0
                                 2005       $10.109      $10.176         0
                                 2006       $10.176      $10.503         0
                                 2007       $10.503      $10.752         0
                                 2008       $10.752      $ 6.443         0
                                 2009       $ 6.443      $ 6.911         0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.293         0
                                 2004       $12.293      $12.892         0
                                 2005       $12.892      $13.298         0
                                 2006       $13.298      $14.085         0
                                 2007       $14.085      $15.772         0
                                 2008       $15.772      $ 8.430         0
                                 2009       $ 8.430      $11.952         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.101      $14.266         0
                                 2004       $14.266      $16.681         0
                                 2005       $16.681      $18.715         0
                                 2006       $18.715      $21.605         0
                                 2007       $21.605      $22.541         0
                                 2008       $22.541      $13.229         0
                                 2009       $13.229      $18.133         0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.753      $12.986         0
                                 2004       $12.986      $13.889         0
                                 2005       $13.889      $13.936         0
                                 2006       $13.936      $14.972         0
                                 2007       $14.972      $14.657         0
                                 2008       $14.657      $ 3.089         0
                                 2009       $ 3.089      $ 3.826         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.483      $12.662         0
                                 2004       $12.662      $13.593         0
                                 2005       $13.593      $14.138         0
                                 2006       $14.138      $15.960         0
                                 2007       $15.960      $16.348         0
                                 2008       $16.348      $ 9.869         0
                                 2009       $ 9.869      $12.424         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.734      $14.696         0
                                 2004       $14.696      $17.227         0
                                 2005       $17.227      $18.592         0
                                 2006       $18.592      $20.968         0
                                 2007       $20.968      $20.335         0
                                 2008       $20.335      $12.400         0
                                 2009       $12.400      $16.695         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.360      $12.418         0
                                 2004       $12.418      $14.587         0
                                 2005       $14.587      $16.068         0
                                 2006       $16.068      $16.232         0
                                 2007       $16.232      $16.929         0
                                 2008       $16.929      $ 8.456         0
                                 2009       $ 8.456      $11.001         0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.268      $12.164         0
                                 2004       $12.164      $12.973         0
                                 2005       $12.973      $13.077         0
                                 2006       $13.077      $13.794         0
                                 2007       $13.794      $14.862         0
                                 2008       $14.862      $12.501         0
                                 2009       $12.501      $14.560         0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.771      $12.460         0
                                 2004       $12.460      $13.372         0
                                 2005       $13.372      $14.070         0
                                 2006       $14.070      $15.619         0
                                 2007       $15.619      $15.813         0
                                 2008       $15.813      $10.371         0
                                 2009       $10.371      $13.792         0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.013      $13.534         0
                                 2004       $13.534      $14.792         0
                                 2005       $14.792      $15.310         0
                                 2006       $15.310      $17.456         0
                                 2007       $17.456      $16.132         0
                                 2008       $16.132      $ 9.727         0
                                 2009       $ 9.727      $12.419         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.252      $11.327         0
                                 2004       $11.327      $11.935         0
                                 2005       $11.935      $13.289         0
                                 2006       $13.289      $13.437         0
                                 2007       $13.437      $13.136         0
                                 2008       $13.136      $10.715         0
                                 2009       $10.715      $13.279         0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.887      $13.374         0
                                 2004       $13.374      $14.541         0
                                 2005       $14.541      $14.746         0
                                 2006       $14.746      $16.032         0
                                 2007       $16.032      $16.208         0
                                 2008       $16.208      $11.786         0
                                 2009       $11.786      $17.411         0
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.375      $10.465         0
                                 2004       $10.465      $10.750         0
                                 2005       $10.750      $10.824         0
                                 2006       $10.824      $11.128         0
                                 2007       $11.128      $11.516         0
                                 2008       $11.516      $ 8.617         0
                                 2009       $ 8.617      $12.430         0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.595      $13.411         0
                                 2004       $13.411      $15.328         0
                                 2005       $15.328      $16.916         0
                                 2006       $16.916      $21.252         0
                                 2007       $21.252      $22.650         0
                                 2008       $22.650      $12.486         0
                                 2009       $12.486      $15.307         0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.712      $13.020         0
                                 2004       $13.020      $14.425         0
                                 2005       $14.425      $15.439         0
                                 2006       $15.439      $17.302         0
                                 2007       $17.302      $16.138         0
                                 2008       $16.138      $ 9.595         0
                                 2009       $ 9.595      $12.347         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.956      $ 9.874         0
                                 2004       $ 9.874      $ 9.776         0
                                 2005       $ 9.776      $ 9.860         0
                                 2006       $ 9.860      $10.125         0
                                 2007       $10.125      $10.434         0
                                 2008       $10.434      $10.527         0
                                 2009       $10.527      $10.376         0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.999      $13.525         0
                                 2004       $13.525      $14.675         0
                                 2005       $14.675      $15.879         0
                                 2006       $15.879      $16.956         0
                                 2007       $16.956      $17.633         0
                                 2008       $17.633      $10.624         0
                                 2009       $10.624      $13.808         0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.342      $14.605         0
                                 2004       $14.605      $16.582         0
                                 2005       $16.582      $17.272         0
                                 2006       $17.272      $19.710         0
                                 2007       $19.710      $18.438         0
                                 2008       $18.438      $10.018         0
                                 2009       $10.018      $ 9.432         0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.861      $13.124         0
                                 2004       $13.124      $13.885         0
                                 2005       $13.885      $14.342         0
                                 2006       $14.342      $15.703         0
                                 2007       $15.703      $15.531         0
                                 2008       $15.531      $ 9.388         0
                                 2009       $ 9.388      $12.298         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.702      $12.109         0
                                 2004       $12.109      $12.888         0
                                 2005       $12.888      $13.185         0
                                 2006       $13.185      $14.515         0
                                 2007       $14.515      $14.412         0
                                 2008       $14.412      $ 8.403         0
                                 2009       $ 8.403      $10.383         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.668      $14.088         0
                                 2004       $14.088      $16.850         0
                                 2005       $16.850      $17.996         0
                                 2006       $17.996      $22.487         0
                                 2007       $22.487      $26.527         0
                                 2008       $26.527      $18.136         0
                                 2009       $18.136      $19.151         0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.818      $13.591         0
                                 2004       $13.591      $15.856         0
                                 2005       $15.856      $17.491         0
                                 2006       $17.491      $18.143         0
                                 2007       $18.143      $18.524         0
                                 2008       $18.524      $ 9.921         0
                                 2009       $ 9.921      $13.540         0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.598      $12.425         0
                                 2004       $12.425      $12.836         0
                                 2005       $12.836      $13.345         0
                                 2006       $13.345      $13.840         0
                                 2007       $13.840      $14.364         0
                                 2008       $14.364      $ 8.896         0
                                 2009       $ 8.896      $14.341         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.126         0
                                 2005       $11.126      $12.160         0
                                 2006       $12.160      $12.550         0
                                 2007       $12.550      $14.516         0
                                 2008       $14.516      $ 7.591         0
                                 2009       $ 7.591      $11.675         0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.340         0
                                 2005       $11.340      $11.612         0
                                 2006       $11.612      $13.255         0
                                 2007       $13.255      $12.733         0
                                 2008       $12.733      $ 8.040         0
                                 2009       $ 8.040      $10.155         0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.799      $13.383         0
                                 2004       $13.383      $15.023         0
                                 2005       $15.023      $16.213         0
                                 2006       $16.213      $18.496         0
                                 2007       $18.496      $18.650         0
                                 2008       $18.650      $12.435         0
                                 2009       $12.435      $15.180         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.890           0
                                 2005       $ 9.890      $ 9.965           0
                                 2006       $ 9.965      $10.210           0
                                 2007       $10.210      $10.490           0
                                 2008       $10.490      $10.502           0
                                 2009       $10.502      $10.337           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.947      $11.763           0
                                 2004       $11.763      $12.354           0
                                 2005       $12.354      $13.081           0
                                 2006       $13.081      $13.204           0
                                 2007       $13.204      $15.148           0
                                 2008       $15.148      $ 7.581           0
                                 2009       $ 7.581      $12.352           0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.312      $13.904      25,012
                                 2004       $13.904      $15.054           0
                                 2005       $15.054      $16.605           0
                                 2006       $16.605      $18.098           0
                                 2007       $18.098      $18.938           0
                                 2008       $18.938      $15.837           0
                                 2009       $15.837      $20.268           0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.963           0
                                 2005       $10.963      $11.580           0
                                 2006       $11.580      $12.823           0
                                 2007       $12.823      $13.035           0
                                 2008       $13.035      $ 9.913           0
                                 2009       $ 9.913      $11.944           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.760           0
                                 2005       $10.760      $12.246           0
                                 2006       $12.246      $12.541           0
                                 2007       $12.541      $15.036           0
                                 2008       $15.036      $ 7.515           0
                                 2009       $ 7.515      $12.237           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.734           0
                                 2005       $10.734      $12.193           0
                                 2006       $12.193      $12.451           0
                                 2007       $12.451      $14.898           0
                                 2008       $14.898      $ 7.422           0
                                 2009       $ 7.422      $12.057           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $11.092         0
                                 2005       $11.092      $12.217         0
                                 2006       $12.217      $14.602         0
                                 2007       $14.602      $15.766         0
                                 2008       $15.766      $11.020         0
                                 2009       $11.020      $14.043         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.830         0
                                 2007       $ 9.830      $11.854         0
                                 2008       $11.854      $ 6.201         0
                                 2009       $ 6.201      $ 9.598         0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.589         0
                                 2004       $13.589      $15.899         0
                                 2005       $15.899      $17.653         0
                                 2006       $17.653      $19.420         0
                                 2007       $19.420      $19.665         0
                                 2008       $19.665      $11.521         0
                                 2009       $11.521      $16.618         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.303         0
                                 2005       $11.303      $12.486         0
                                 2006       $12.486      $14.824         0
                                 2007       $14.824      $15.724         0
                                 2008       $15.724      $ 9.080         0
                                 2009       $ 9.080      $12.433         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.296         0
                                 2005       $11.296      $12.461         0
                                 2006       $12.461      $14.785         0
                                 2007       $14.785      $15.667         0
                                 2008       $15.667      $ 9.027         0
                                 2009       $ 9.027      $12.356         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.401      $14.542         0
                                 2004       $14.542      $19.463         0
                                 2005       $19.463      $22.352         0
                                 2006       $22.352      $30.268         0
                                 2007       $30.268      $24.627         0
                                 2008       $24.627      $15.004         0
                                 2009       $15.004      $18.963         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.739         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
   DEATH BENEFIT OPTION OR ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                           BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.5



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.263           0
                                 2007       $10.263      $11.834      13,916
                                 2008       $11.834      $ 6.667      15,221
                                 2009       $ 6.667      $ 8.879       9,686
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.454           0
                                 2007       $10.454      $11.142           0
                                 2008       $11.142      $ 8.197           0
                                 2009       $ 8.197      $ 9.989           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.484           0
                                 2007       $10.484      $11.333           0
                                 2008       $11.333      $ 7.487           0
                                 2009       $ 7.487      $ 9.462           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.493           0
                                 2007       $10.493      $11.458           0
                                 2008       $11.458      $ 6.964           0
                                 2009       $ 6.964      $ 8.981           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.345           0
                                 2007       $10.345      $10.771           0
                                 2008       $10.771      $ 9.455           0
                                 2009       $ 9.455      $10.656           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.739           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.739      $11.710           0
                                 2008       $11.710      $ 6.358           0
                                 2009       $ 6.358      $ 9.027           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.816           0
                                 2007       $10.816      $11.184           0
                                 2008       $11.184      $ 6.909           0
                                 2009       $ 6.909      $ 8.579           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.872           0
                                 2007       $ 9.872      $11.192       4,507
                                 2008       $11.192      $ 6.645       1,895
                                 2009       $ 6.645      $ 9.130       1,895
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.851       5,784
                                 2003       $10.851      $13.409      10,763
                                 2004       $13.409      $14.582      19,389
                                 2005       $14.582      $14.840      19,807
                                 2006       $14.840      $17.034         684
                                 2007       $17.034      $16.124      17,204
                                 2008       $16.124      $10.280      15,261
                                 2009       $10.280      $12.790      13,961
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.233       6,011
                                 2005       $11.233      $11.221       7,890
                                 2006       $11.221      $13.044           0
                                 2007       $13.044      $13.304      21,734
                                 2008       $13.304      $ 9.200      18,605
                                 2009       $ 9.200      $12.264      13,742
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.523           0
                                 2005       $10.523      $10.455         202
                                 2006       $10.455      $11.399           0
                                 2007       $11.399      $11.903       3,430
                                 2008       $11.903      $ 7.661       3,390
                                 2009       $ 7.661      $ 9.771       3,300
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.535          30
                                 2003       $11.535      $15.564       1,130
                                 2004       $15.564      $17.057         900
                                 2005       $17.057      $17.572       1,953
                                 2006       $17.572      $18.778       1,798
                                 2007       $18.778      $20.534       1,868

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $20.534      $11.608       1,948
                                 2009       $11.608      $16.384       1,882
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.225       2,264
                                 2003       $11.225      $14.581       4,254
                                 2004       $14.581      $17.739       4,336
                                 2005       $17.739      $18.969       4,240
                                 2006       $18.969      $21.816         350
                                 2007       $21.816      $20.935       3,241
                                 2008       $20.935      $13.785       2,450
                                 2009       $13.785      $17.504       2,397
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.246           0
                                 2005       $10.246      $10.315           0
                                 2006       $10.315      $10.549           0
                                 2007       $10.549      $11.055       7,693
                                 2008       $11.055      $11.693      10,532
                                 2009       $11.693      $11.851       6,789
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.011           0
                                 2007       $11.011      $12.107           0
                                 2008       $12.107      $ 8.515           0
                                 2009       $ 8.515      $10.323           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.324         641
                                 2003       $10.324      $12.703       9,088
                                 2004       $12.703      $14.065       9,568
                                 2005       $14.065      $15.288       9,301
                                 2006       $15.288      $17.793         437
                                 2007       $17.793      $18.099      19,543
                                 2008       $18.099      $11.190      18,295
                                 2009       $11.190      $13.867      14,212
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.233           0
                                 2003       $11.233      $16.896         481
                                 2004       $16.896      $20.715         476
                                 2005       $20.715      $25.952         471
                                 2006       $25.952      $32.682           0
                                 2007       $32.682      $41.374         468
                                 2008       $41.374      $19.236         186
                                 2009       $19.236      $32.639         183

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.475         825
                                 2003       $10.475      $13.616       2,717
                                 2004       $13.616      $15.866       4,076
                                 2005       $15.866      $17.185       8,866
                                 2006       $17.185      $20.518         190
                                 2007       $20.518      $23.288      13,621
                                 2008       $23.288      $13.649      10,969
                                 2009       $13.649      $18.389      10,854
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.721          34
                                 2003       $10.721      $12.905       2,836
                                 2004       $12.905      $14.556       2,261
                                 2005       $14.556      $13.871       2,190
                                 2006       $13.871      $15.378       3,110
                                 2007       $15.378      $16.780       2,946
                                 2008       $16.780      $17.521       2,646
                                 2009       $17.521      $20.443       2,215
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.909           0
                                 2005       $10.909      $11.471       6,656
                                 2006       $11.471      $12.929           0
                                 2007       $12.929      $13.563       7,788
                                 2008       $13.563      $ 9.511       6,517
                                 2009       $ 9.511      $11.779       6,518
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.360       4,320
                                 2005       $10.360      $10.319       4,157
                                 2006       $10.319      $11.091           0
                                 2007       $11.091      $11.577       8,603
                                 2008       $11.577      $ 9.386       7,915
                                 2009       $ 9.386      $12.393       6,903
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.893       1,023
                                 2005       $10.893      $11.057       1,017
                                 2006       $11.057      $12.749           0
                                 2007       $12.749      $12.963       4,148
                                 2008       $12.963      $ 8.102       3,080
                                 2009       $ 8.102      $ 9.471       2,321
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.141           9
                                 2005       $11.141      $11.460       1,405
                                 2006       $11.460      $12.156           0
                                 2007       $12.156      $14.493       1,132

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.493      $ 8.799       1,307
                                 2009       $ 8.799      $12.590       1,562
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.124       1,023
                                 2005       $11.124      $11.836       4,532
                                 2006       $11.836      $13.060           0
                                 2007       $13.060      $12.913       3,514
                                 2008       $12.913      $ 7.698       4,736
                                 2009       $ 7.698      $ 9.582       4,288
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.696         841
                                 2003       $10.696      $13.112       2,358
                                 2004       $13.112      $14.152       3,211
                                 2005       $14.152      $14.425       2,340
                                 2006       $14.425      $15.722           0
                                 2007       $15.722      $15.993       9,708
                                 2008       $15.993      $ 8.865       8,945
                                 2009       $ 8.865      $10.598       9,067
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.108           0
                                 2005       $10.108      $10.169           0
                                 2006       $10.169      $10.491           0
                                 2007       $10.491      $10.734       5,984
                                 2008       $10.734      $ 6.429       7,004
                                 2009       $ 6.429      $ 6.893       8,224
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.289       2,286
                                 2004       $12.289      $12.881       2,554
                                 2005       $12.881      $13.280       4,789
                                 2006       $13.280      $14.059           0
                                 2007       $14.059      $15.735       5,177
                                 2008       $15.735      $ 8.405       4,991
                                 2009       $ 8.405      $11.912       4,612
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.148           0
                                 2003       $10.148      $14.253       1,072
                                 2004       $14.253      $16.657       2,892
                                 2005       $16.657      $18.679       2,846
                                 2006       $18.679      $21.553          78
                                 2007       $21.553      $22.475       5,873
                                 2008       $22.475      $13.184       4,479
                                 2009       $13.184      $18.062       1,649

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.661         180
                                 2003       $10.661      $12.975       5,086
                                 2004       $12.975      $13.869       5,049
                                 2005       $13.869      $13.909       5,217
                                 2006       $13.909      $14.936           0
                                 2007       $14.936      $14.614       1,042
                                 2008       $14.614      $ 3.078       1,109
                                 2009       $ 3.078      $ 3.811       1,069
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.177         459
                                 2003       $10.177      $12.650      12,320
                                 2004       $12.650      $13.574      11,401
                                 2005       $13.574      $14.111      11,159
                                 2006       $14.111      $15.921           0
                                 2007       $15.921      $16.300      11,404
                                 2008       $16.300      $ 9.835      11,310
                                 2009       $ 9.835      $12.375      10,245
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.354         273
                                 2003       $10.354      $14.682       2,795
                                 2004       $14.682      $17.203       3,095
                                 2005       $17.203      $18.556       2,828
                                 2006       $18.556      $20.918           0
                                 2007       $20.918      $20.276       2,881
                                 2008       $20.276      $12.357       2,887
                                 2009       $12.357      $16.629       2,709
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.060         850
                                 2003       $10.060      $12.406       1,676
                                 2004       $12.406      $14.567       1,973
                                 2005       $14.567      $16.038       2,002
                                 2006       $16.038      $16.193         473
                                 2007       $16.193      $16.879       2,019
                                 2008       $16.879      $ 8.427       2,128
                                 2009       $ 8.427      $10.958       2,094
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.551         952
                                 2003       $10.551      $12.153       6,772
                                 2004       $12.153      $12.955       7,528
                                 2005       $12.955      $13.052       6,838
                                 2006       $13.052      $13.761           0
                                 2007       $13.761      $14.819       5,410
                                 2008       $14.819      $12.458      17,954
                                 2009       $12.458      $14.502      13,713

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.388           0
                                 2003       $10.388      $12.448           0
                                 2004       $12.448      $13.353         611
                                 2005       $13.353      $14.043       1,142
                                 2006       $14.043      $15.582         141
                                 2007       $15.582      $15.767         804
                                 2008       $15.767      $10.335         800
                                 2009       $10.335      $13.738         794
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.798       1,099
                                 2003       $10.798      $13.522      13,022
                                 2004       $13.522      $14.771      23,021
                                 2005       $14.771      $15.281      27,111
                                 2006       $15.281      $17.414           0
                                 2007       $17.414      $16.084      15,384
                                 2008       $16.084      $ 9.693      12,997
                                 2009       $ 9.693      $12.370       4,980
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.724           0
                                 2003       $ 9.724      $11.317       3,823
                                 2004       $11.317      $11.919       7,428
                                 2005       $11.919      $13.264       7,923
                                 2006       $13.264      $13.405         286
                                 2007       $13.405      $13.098       4,183
                                 2008       $13.098      $10.678       3,919
                                 2009       $10.678      $13.227       3,533
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.741           9
                                 2003       $10.741      $13.362       1,424
                                 2004       $13.362      $14.521       1,450
                                 2005       $14.521      $14.718       1,560
                                 2006       $14.718      $15.993         484
                                 2007       $15.993      $16.161       4,480
                                 2008       $16.161      $11.746       3,225
                                 2009       $11.746      $17.342       2,986
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.185          10
                                 2003       $10.185      $10.456      10,649
                                 2004       $10.456      $10.735      13,431
                                 2005       $10.735      $10.803      14,830
                                 2006       $10.803      $11.101           0
                                 2007       $11.101      $11.482      29,642
                                 2008       $11.482      $ 8.587      26,497
                                 2009       $ 8.587      $12.381      14,218

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.604       5,166
                                 2003       $10.604      $13.399      12,003
                                 2004       $13.399      $15.306      14,812
                                 2005       $15.306      $16.884      17,228
                                 2006       $16.884      $21.200           0
                                 2007       $21.200      $22.584       9,287
                                 2008       $22.584      $12.444       9,473
                                 2009       $12.444      $15.247       9,012
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.407           0
                                 2003       $10.407      $13.008       2,132
                                 2004       $13.008      $14.405       8,079
                                 2005       $14.405      $15.409      11,156
                                 2006       $15.409      $17.260           0
                                 2007       $17.260      $16.090      15,056
                                 2008       $16.090      $ 9.562       8,403
                                 2009       $ 9.562      $12.299       8,218
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.985         326
                                 2003       $ 9.985      $ 9.865       7,613
                                 2004       $ 9.865      $ 9.763       6,098
                                 2005       $ 9.763      $ 9.841       3,600
                                 2006       $ 9.841      $10.100           0
                                 2007       $10.100      $10.404       5,264
                                 2008       $10.404      $10.491      11,725
                                 2009       $10.491      $10.335       5,070
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.379         471
                                 2003       $10.379      $13.513       1,223
                                 2004       $13.513      $14.654       1,607
                                 2005       $14.654      $15.849       1,599
                                 2006       $15.849      $16.915           0
                                 2007       $16.915      $17.582       1,584
                                 2008       $17.582      $10.587       1,119
                                 2009       $10.587      $13.753       1,111
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.204       2,723
                                 2003       $11.204      $14.592       4,489
                                 2004       $14.592      $16.559       4,906
                                 2005       $16.559      $17.239       6,471
                                 2006       $17.239      $19.663           0
                                 2007       $19.663      $18.384       4,070
                                 2008       $18.384      $ 9.984       3,195
                                 2009       $ 9.984      $ 9.399           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.642         620
                                 2003       $10.642      $13.112       1,386
                                 2004       $13.112      $13.865       2,685
                                 2005       $13.865      $14.315       1,823
                                 2006       $14.315      $15.665           0
                                 2007       $15.665      $15.485       1,837
                                 2008       $15.485      $ 9.355       1,815
                                 2009       $ 9.355      $12.250       1,811
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.515       9,240
                                 2003       $10.515      $12.098      19,097
                                 2004       $12.098      $12.870      25,396
                                 2005       $12.870      $13.159      25,647
                                 2006       $13.159      $14.480           0
                                 2007       $14.480      $14.370      12,729
                                 2008       $14.370      $ 8.374      12,621
                                 2009       $ 8.374      $10.342      12,533
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.470           9
                                 2003       $11.470      $14.075       1,188
                                 2004       $14.075      $16.826       5,798
                                 2005       $16.826      $17.961       6,477
                                 2006       $17.961      $22.432           0
                                 2007       $22.432      $26.449         758
                                 2008       $26.449      $18.074         747
                                 2009       $18.074      $19.076         612
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.372       1,107
                                 2003       $10.372      $13.579       2,811
                                 2004       $13.579      $15.833       2,915
                                 2005       $15.833      $17.458       2,628
                                 2006       $17.458      $18.099         422
                                 2007       $18.099      $18.470       2,459
                                 2008       $18.470      $ 9.887       1,210
                                 2009       $ 9.887      $13.487       1,214
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.109       5,782
                                 2003       $10.109      $12.414      16,031
                                 2004       $12.414      $12.818      17,142
                                 2005       $12.818      $13.320      16,330
                                 2006       $13.320      $13.807           0
                                 2007       $13.807      $14.322      11,014
                                 2008       $14.322      $ 8.865       9,357

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 8.865      $14.284       8,213
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.122       7,988
                                 2005       $11.122      $12.150       7,729
                                 2006       $12.150      $12.533           0
                                 2007       $12.533      $14.489       2,840
                                 2008       $14.489      $ 7.573       2,955
                                 2009       $ 7.573      $11.641       2,812
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.336           0
                                 2005       $11.336      $11.603          61
                                 2006       $11.603      $13.237           0
                                 2007       $13.237      $12.709       8,388
                                 2008       $12.709      $ 8.021       8,791
                                 2009       $ 8.021      $10.126       4,037
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.653         847
                                 2003       $10.653      $13.371      16,393
                                 2004       $13.371      $15.002      17,738
                                 2005       $15.002      $16.182      16,504
                                 2006       $16.182      $18.451           0
                                 2007       $18.451      $18.595      13,590
                                 2008       $18.595      $12.392      12,822
                                 2009       $12.392      $15.120      11,753
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.885           0
                                 2005       $ 9.885      $ 9.955       1,440
                                 2006       $ 9.955      $10.195           0
                                 2007       $10.195      $10.468         989
                                 2008       $10.468      $10.475         989
                                 2009       $10.475      $10.306           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.410           0
                                 2003       $ 9.410      $11.753       2,886
                                 2004       $11.753      $12.337       3,581
                                 2005       $12.337      $13.056       3,515
                                 2006       $13.056      $13.172           0
                                 2007       $13.172      $15.104       4,086
                                 2008       $15.104      $ 7.555       3,954
                                 2009       $ 7.555      $12.304       3,809
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.059           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.059      $13.891          48
                                 2004       $13.891      $15.033          90
                                 2005       $15.033      $16.573          72
                                 2006       $16.573      $18.054           0
                                 2007       $18.054      $18.882         288
                                 2008       $18.882      $15.782         268
                                 2009       $15.782      $20.188         266
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.959           0
                                 2005       $10.959      $11.570           0
                                 2006       $11.570      $12.805           0
                                 2007       $12.805      $13.011      10,857
                                 2008       $13.011      $ 9.890       9,399
                                 2009       $ 9.890      $11.909       9,399
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.756       2,054
                                 2005       $10.756      $12.236       1,324
                                 2006       $12.236      $12.524       1,310
                                 2007       $12.524      $15.008       1,304
                                 2008       $15.008      $ 7.497       1,150
                                 2009       $ 7.497      $12.202       1,117
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.731           0
                                 2005       $10.731      $12.183       7,246
                                 2006       $12.183      $12.434           0
                                 2007       $12.434      $14.871       6,839
                                 2008       $14.871      $ 7.405       6,914
                                 2009       $ 7.405      $12.022       6,833
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.086         325
                                 2005       $11.086      $12.205         716
                                 2006       $12.205      $14.580           0
                                 2007       $14.580      $15.734       1,599
                                 2008       $15.734      $10.992       2,029
                                 2009       $10.992      $14.000       1,662
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.826           0
                                 2007       $ 9.826      $11.844         986
                                 2008       $11.844      $ 6.192       1,268
                                 2009       $ 6.192      $ 9.580       1,019
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.584       2,049

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.584      $15.885       2,891
                                 2005       $15.885      $17.630       4,078
                                 2006       $17.630      $19.384         398
                                 2007       $19.384      $19.619       3,868
                                 2008       $19.619      $11.488       4,959
                                 2009       $11.488      $16.562       5,009
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.299      11,581
                                 2005       $11.299      $12.476      10,543
                                 2006       $12.476      $14.804      10,286
                                 2007       $14.804      $15.694       9,912
                                 2008       $15.694      $ 9.058       9,731
                                 2009       $ 9.058      $12.397       8,607
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.292           0
                                 2005       $11.292      $12.451           0
                                 2006       $12.451      $14.765           0
                                 2007       $14.765      $15.638         747
                                 2008       $15.638      $ 9.006         879
                                 2009       $ 9.006      $12.320       1,070
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.701         476
                                 2003       $10.701      $14.529       4,789
                                 2004       $14.529      $19.436       5,353
                                 2005       $19.436      $22.309       5,048
                                 2006       $22.309      $30.195           0
                                 2007       $30.195      $24.555       4,707
                                 2008       $24.555      $14.953       4,476
                                 2009       $14.953      $18.888       3,811
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.689       2,814



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY
      PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003

                          MORTALITY & EXPENSE = 1.55



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.259       2,178
                                 2007       $10.259      $11.824       2,356
                                 2008       $11.824      $ 6.658       4,433
                                 2009       $ 6.658      $ 8.863      10,302
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.451           0
                                 2007       $10.451      $11.133           0
                                 2008       $11.133      $ 8.186           0
                                 2009       $ 8.186      $ 9.970           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.481           0
                                 2007       $10.481      $11.324           0
                                 2008       $11.324      $ 7.477       9,940
                                 2009       $ 7.477      $ 9.444       9,869
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.489           0
                                 2007       $10.489      $11.448           0
                                 2008       $11.448      $ 6.955           0
                                 2009       $ 6.955      $ 8.964           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.342           0
                                 2007       $10.342      $10.762           0
                                 2008       $10.762      $ 9.443           0
                                 2009       $ 9.443      $10.637           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.736           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.736      $11.700           0
                                 2008       $11.700      $ 6.349           0
                                 2009       $ 6.349      $ 9.010       1,210
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.813           0
                                 2007       $10.813      $11.174         308
                                 2008       $11.174      $ 6.900         270
                                 2009       $ 6.900      $ 8.563         203
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.868         244
                                 2007       $ 9.868      $11.183         400
                                 2008       $11.183      $ 6.636       1,137
                                 2009       $ 6.636      $ 9.113       1,090
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.716      $13.404       6,545
                                 2004       $13.404      $14.569      10,225
                                 2005       $14.569      $14.820      15,167
                                 2006       $14.820      $17.002      19,524
                                 2007       $17.002      $16.086      17,282
                                 2008       $16.086      $10.251      12,286
                                 2009       $10.251      $12.747       7,543
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.229       4,098
                                 2005       $11.229      $11.211      24,507
                                 2006       $11.211      $13.026      57,274
                                 2007       $13.026      $13.279      54,370
                                 2008       $13.279      $ 9.178       4,580
                                 2009       $ 9.178      $12.229      11,017
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.521         319
                                 2005       $10.521      $10.448       6,923
                                 2006       $10.448      $11.386      33,583
                                 2007       $11.386      $11.884      33,921
                                 2008       $11.884      $ 7.645      15,333
                                 2009       $ 7.645      $ 9.745       6,959
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.840      $15.559           0
                                 2004       $15.559      $17.042           0
                                 2005       $17.042      $17.548           0
                                 2006       $17.548      $18.743           0
                                 2007       $18.743      $20.485           0
                                 2008       $20.485      $11.574           0
                                 2009       $11.574      $16.329         313

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.057      $14.576       5,267
                                 2004       $14.576      $17.723       9,316
                                 2005       $17.723      $18.943      12,234
                                 2006       $18.943      $21.775      12,049
                                 2007       $21.775      $20.885      12,149
                                 2008       $20.885      $13.745      11,400
                                 2009       $13.745      $17.444       9,319
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.242       1,301
                                 2005       $10.242      $10.307       7,219
                                 2006       $10.307      $10.535       9,921
                                 2007       $10.535      $11.034      17,873
                                 2008       $11.034      $11.665      18,782
                                 2009       $11.665      $11.817      13,030
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.007           0
                                 2007       $11.007      $12.096         537
                                 2008       $12.096      $ 8.504       1,370
                                 2009       $ 8.504      $10.304       2,318
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.616      $12.698      14,046
                                 2004       $12.698      $14.054      22,466
                                 2005       $14.054      $15.267      24,653
                                 2006       $15.267      $17.760      39,114
                                 2007       $17.760      $18.056      38,902
                                 2008       $18.056      $11.158      18,210
                                 2009       $11.158      $13.820      12,328
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.694      $16.890         994
                                 2004       $16.890      $20.697       4,046
                                 2005       $20.697      $25.917       4,071
                                 2006       $25.917      $32.621       3,914
                                 2007       $32.621      $41.276       3,688
                                 2008       $41.276      $19.181       2,855
                                 2009       $19.181      $32.529       3,362
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.394      $13.611       2,198
                                 2004       $13.611      $15.852       5,331
                                 2005       $15.852      $17.161      10,035
                                 2006       $17.161      $20.480      15,050
                                 2007       $20.480      $23.232      13,327

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $23.232      $13.610      11,242
                                 2009       $13.610      $18.327       9,809
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.601      $12.900           0
                                 2004       $12.900      $14.544           0
                                 2005       $14.544      $13.852           0
                                 2006       $13.852      $15.350           0
                                 2007       $15.350      $16.741           0
                                 2008       $16.741      $17.470           0
                                 2009       $17.470      $20.373           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.908         612
                                 2005       $10.908      $11.464         701
                                 2006       $11.464      $12.914         728
                                 2007       $12.914      $13.541         797
                                 2008       $13.541      $ 9.490         828
                                 2009       $ 9.490      $11.747         809
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.359           0
                                 2005       $10.359      $10.312         155
                                 2006       $10.312      $11.078       1,262
                                 2007       $11.078      $11.558       2,983
                                 2008       $11.558      $ 9.365       2,353
                                 2009       $ 9.365      $12.360       2,031
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.892           0
                                 2005       $10.892      $11.050      20,654
                                 2006       $11.050      $12.734      46,791
                                 2007       $12.734      $12.942      46,988
                                 2008       $12.942      $ 8.085       1,647
                                 2009       $ 8.085      $ 9.445       1,667
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.140           0
                                 2005       $11.140      $11.453           0
                                 2006       $11.453      $12.143         443
                                 2007       $12.143      $14.469         960
                                 2008       $14.469      $ 8.780         940
                                 2009       $ 8.780      $12.557       3,256
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.123           0
                                 2005       $11.123      $11.829       1,160
                                 2006       $11.829      $13.045       1,882

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.045      $12.891       2,671
                                 2008       $12.891      $ 7.682       2,351
                                 2009       $ 7.682      $ 9.557       1,984
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.122      $13.107       2,333
                                 2004       $13.107      $14.140       3,113
                                 2005       $14.140      $14.405       3,081
                                 2006       $14.405      $15.692       3,045
                                 2007       $15.692      $15.955       2,936
                                 2008       $15.955      $ 8.839       2,465
                                 2009       $ 8.839      $10.562       2,460
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.106           0
                                 2005       $10.106      $10.163           0
                                 2006       $10.163      $10.479       2,424
                                 2007       $10.479      $10.716       4,691
                                 2008       $10.716      $ 6.415       5,028
                                 2009       $ 6.415      $ 6.874       5,996
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.285           9
                                 2004       $12.285      $12.870      20,914
                                 2005       $12.870      $13.262      38,670
                                 2006       $13.262      $14.032      61,345
                                 2007       $14.032      $15.698      60,480
                                 2008       $15.698      $ 8.381      13,483
                                 2009       $ 8.381      $11.871      12,435
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.096      $14.248       9,390
                                 2004       $14.248      $16.643      10,134
                                 2005       $16.643      $18.654       9,931
                                 2006       $18.654      $21.513       9,862
                                 2007       $21.513      $22.422       9,449
                                 2008       $22.422      $13.146       9,141
                                 2009       $13.146      $18.001       3,977
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.747      $12.970       2,243
                                 2004       $12.970      $13.858       5,511
                                 2005       $13.858      $13.890      12,558
                                 2006       $13.890      $14.909      14,922
                                 2007       $14.909      $14.579      14,904
                                 2008       $14.579      $ 3.069      18,259
                                 2009       $ 3.069      $ 3.799      20,572

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.477      $12.646       7,342
                                 2004       $12.646      $13.562      14,222
                                 2005       $13.562      $14.092      16,010
                                 2006       $14.092      $15.891      17,395
                                 2007       $15.891      $16.262      18,610
                                 2008       $16.262      $ 9.806      17,962
                                 2009       $ 9.806      $12.333      16,019
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.728      $14.677       5,903
                                 2004       $14.677      $17.188          11
                                 2005       $17.188      $18.531      10,676
                                 2006       $18.531      $20.879      10,709
                                 2007       $20.879      $20.228      10,840
                                 2008       $20.228      $12.322       9,035
                                 2009       $12.322      $16.573       8,402
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.354      $12.402         471
                                 2004       $12.402      $14.554       5,712
                                 2005       $14.554      $16.016      19,885
                                 2006       $16.016      $16.163      38,130
                                 2007       $16.163      $16.839      38,119
                                 2008       $16.839      $ 8.403       6,517
                                 2009       $ 8.403      $10.921       6,566
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.262      $12.149       4,156
                                 2004       $12.149      $12.944      12,373
                                 2005       $12.944      $13.035      18,213
                                 2006       $13.035      $13.735      20,127
                                 2007       $13.735      $14.784      20,537
                                 2008       $14.784      $12.422      15,493
                                 2009       $12.422      $14.453      11,196
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.765      $12.444         211
                                 2004       $12.444      $13.342       6,142
                                 2005       $13.342      $14.024       4,299
                                 2006       $14.024      $15.553       9,975
                                 2007       $15.553      $15.730       9,388
                                 2008       $15.730      $10.306       8,461
                                 2009       $10.306      $13.691       7,944
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.007      $13.518      23,098
                                 2004       $13.518      $14.758      37,702
                                 2005       $14.758      $15.260      36,054
                                 2006       $15.260      $17.382      35,269
                                 2007       $17.382      $16.046      31,727

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $16.046      $ 9.665      25,121
                                 2009       $ 9.665      $12.328      21,440
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.247      $11.313       3,515
                                 2004       $11.313      $11.908      11,928
                                 2005       $11.908      $13.246      11,821
                                 2006       $13.246      $13.380      11,462
                                 2007       $13.380      $13.067      10,249
                                 2008       $13.067      $10.647      10,082
                                 2009       $10.647      $13.182       9,643
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.881      $13.357         430
                                 2004       $13.357      $14.509      10,752
                                 2005       $14.509      $14.698      12,426
                                 2006       $14.698      $15.963      12,108
                                 2007       $15.963      $16.122       5,306
                                 2008       $16.122      $11.712       4,310
                                 2009       $11.712      $17.284       3,807
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.370      $10.452       5,277
                                 2004       $10.452      $10.726      18,760
                                 2005       $10.726      $10.788      23,226
                                 2006       $10.788      $11.080      26,139
                                 2007       $11.080      $11.455      17,018
                                 2008       $11.455      $ 8.563      12,522
                                 2009       $ 8.563      $12.339       9,120
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.589      $13.395       2,497
                                 2004       $13.395      $15.293       3,086
                                 2005       $15.293      $16.861       3,379
                                 2006       $16.861      $21.161       3,337
                                 2007       $21.161      $22.530       3,654
                                 2008       $22.530      $12.408       3,439
                                 2009       $12.408      $15.195       4,435
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.706      $13.004         223
                                 2004       $13.004      $14.393      13,489
                                 2005       $14.393      $15.388      12,443
                                 2006       $15.388      $17.228      12,135
                                 2007       $17.228      $16.052       9,111
                                 2008       $16.052      $ 9.535       4,948
                                 2009       $ 9.535      $12.257       4,534

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.950      $ 9.862          83
                                 2004       $ 9.862      $ 9.754      17,513
                                 2005       $ 9.754      $ 9.828      21,821
                                 2006       $ 9.828      $10.081      25,126
                                 2007       $10.081      $10.379      17,347
                                 2008       $10.379      $10.460      17,302
                                 2009       $10.460      $10.300      20,609
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.993      $13.509         710
                                 2004       $13.509      $14.642       1,621
                                 2005       $14.642      $15.827       1,628
                                 2006       $15.827      $16.883       1,195
                                 2007       $16.883      $17.540       1,107
                                 2008       $17.540      $10.557       1,106
                                 2009       $10.557      $13.707       1,105
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.336      $14.587       4,908
                                 2004       $14.587      $16.545      12,123
                                 2005       $16.545      $17.216      12,402
                                 2006       $17.216      $19.626      12,815
                                 2007       $19.626      $18.340      12,449
                                 2008       $18.340      $ 9.955       9,758
                                 2009       $ 9.955      $ 9.371           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.855      $13.108       2,243
                                 2004       $13.108      $13.853       1,181
                                 2005       $13.853      $14.295       1,179
                                 2006       $14.295      $15.636       1,139
                                 2007       $15.636      $15.449       1,103
                                 2008       $15.449      $ 9.328         510
                                 2009       $ 9.328      $12.208         509
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.696      $12.094       8,004
                                 2004       $12.094      $12.859      24,201
                                 2005       $12.859      $13.142      23,070
                                 2006       $13.142      $14.453      22,172
                                 2007       $14.453      $14.336      16,769
                                 2008       $14.336      $ 8.350       9,613
                                 2009       $ 8.350      $10.307       7,941
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.662      $14.071       1,221
                                 2004       $14.071      $16.812       1,354

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.812      $17.937       1,348
                                 2006       $17.937      $22.391       1,335
                                 2007       $22.391      $26.387       1,320
                                 2008       $26.387      $18.022         107
                                 2009       $18.022      $19.011          84
PUTNAM VT VISTA FUND - CLASS IB
                                 2005       $15.820      $17.434       3,308
                                 2006       $17.434      $18.066       3,271
                                 2007       $18.066      $18.426       3,249
                                 2008       $18.426      $ 9.859       1,750
                                 2009       $ 9.859      $13.441       1,715
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.811      $13.574       2,540
                                 2004       $13.574      $12.807      17,520
                                 2005       $12.807      $13.302      16,550
                                 2006       $13.302      $13.781      15,275
                                 2007       $13.781      $14.288      13,529
                                 2008       $14.288      $ 8.840      12,967
                                 2009       $ 8.840      $14.236      11,313
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.590      $12.410       6,136
                                 2004       $12.410      $11.119       1,935
                                 2005       $11.119      $12.140       1,942
                                 2006       $12.140      $12.516       2,371
                                 2007       $12.516      $14.462       2,083
                                 2008       $14.462      $ 7.555       2,321
                                 2009       $ 7.555      $11.608       2,032
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.332       1,357
                                 2005       $11.332      $11.593       1,724
                                 2006       $11.593      $13.219       2,462
                                 2007       $13.219      $12.686       2,668
                                 2008       $12.686      $ 8.002       1,579
                                 2009       $ 8.002      $10.097       1,353
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.793      $13.367       7,791
                                 2004       $13.367      $14.989       9,193
                                 2005       $14.989      $16.160       9,336
                                 2006       $16.160      $18.417       9,638
                                 2007       $18.417      $18.551       9,721
                                 2008       $18.551      $12.357       7,378
                                 2009       $12.357      $15.069       6,700

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.880       2,177
                                 2005       $ 9.880      $ 9.944       2,285
                                 2006       $ 9.944      $10.179       2,291
                                 2007       $10.179      $10.447       3,072
                                 2008       $10.447      $10.449       4,984
                                 2009       $10.449      $10.274           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.942      $11.749       4,096
                                 2004       $11.749      $12.327       4,952
                                 2005       $12.327      $13.038       4,730
                                 2006       $13.038      $13.148       4,528
                                 2007       $13.148      $15.068       4,077
                                 2008       $15.068      $ 7.534       3,063
                                 2009       $ 7.534      $12.262       3,002
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.306      $13.886           0
                                 2004       $13.886      $15.020         959
                                 2005       $15.020      $16.551         944
                                 2006       $16.551      $18.020         933
                                 2007       $18.020      $18.837       1,417
                                 2008       $18.837      $15.737       1,293
                                 2009       $15.737      $20.120       1,175
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.956           0
                                 2005       $10.956      $11.560          89
                                 2006       $11.560      $12.788         391
                                 2007       $12.788      $12.987         790
                                 2008       $12.987      $ 9.866         645
                                 2009       $ 9.866      $11.875         607
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.752      12,971
                                 2005       $10.752      $12.226      12,087
                                 2006       $12.226      $12.507      12,478
                                 2007       $12.507      $14.980      10,571
                                 2008       $14.980      $ 7.479       4,207
                                 2009       $ 7.479      $12.166       4,008
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.727       1,617
                                 2005       $10.727      $12.172       2,440
                                 2006       $12.172      $12.417       2,529
                                 2007       $12.417      $14.843       2,238
                                 2008       $14.843      $ 7.387           0
                                 2009       $ 7.387      $11.987           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.081       1,186
                                 2005       $11.081      $12.192       1,189
                                 2006       $12.192      $14.558       1,284
                                 2007       $14.558      $15.702       1,559
                                 2008       $15.702      $10.964       1,637
                                 2009       $10.964      $13.958       2,807
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.823         862
                                 2007       $ 9.823      $11.833       1,361
                                 2008       $11.833      $ 6.184       1,662
                                 2009       $ 6.184      $ 9.562       2,392
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.580       4,569
                                 2004       $13.580      $15.872       5,824
                                 2005       $15.872      $17.606       5,684
                                 2006       $17.606      $19.348       5,546
                                 2007       $19.348      $19.572       5,476
                                 2008       $19.572      $11.455       5,010
                                 2009       $11.455      $16.506       1,371
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.295      11,200
                                 2005       $11.295      $12.465      10,949
                                 2006       $12.465      $14.784      10,939
                                 2007       $14.784      $15.665      10,327
                                 2008       $15.665      $ 9.037       6,738
                                 2009       $ 9.037      $12.361       3,755
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.288       1,358
                                 2005       $11.288      $12.440       7,271
                                 2006       $12.440      $14.745      12,303
                                 2007       $14.745      $15.609       9,649
                                 2008       $15.609      $ 8.984       8,190
                                 2009       $ 8.984      $12.285       4,451
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.394      $14.524       2,370
                                 2004       $14.524      $19.419       6,415
                                 2005       $19.419      $22.279       7,556
                                 2006       $22.279      $30.139       6,875
                                 2007       $30.139      $24.497       7,854
                                 2008       $24.497      $14.910       7,080
                                 2009       $14.910      $18.824       5,935

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.646       9,014



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
             INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.6



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.256           0
                                 2007       $10.256      $11.814      25,194
                                 2008       $11.814      $ 6.649      36,627
                                 2009       $ 6.649      $ 8.846      39,538
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.447           0
                                 2007       $10.447      $11.123       1,011
                                 2008       $11.123      $ 8.175      19,689
                                 2009       $ 8.175      $ 9.952      19,202
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.477           0
                                 2007       $10.477      $11.314       4,689
                                 2008       $11.314      $ 7.467      11,041
                                 2009       $ 7.467      $ 9.426      10,970
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.486           0
                                 2007       $10.486      $11.438         321
                                 2008       $11.438      $ 6.945         381
                                 2009       $ 6.945      $ 8.948         458
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.338           0
                                 2007       $10.338      $10.753       2,697
                                 2008       $10.753      $ 9.430       7,723
                                 2009       $ 9.430      $10.617       4,706
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.733           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.733      $11.690           89
                                 2008       $11.690      $ 6.340        3,211
                                 2009       $ 6.340      $ 8.993        4,269
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.809            0
                                 2007       $10.809      $11.165        8,417
                                 2008       $11.165      $ 6.890       13,290
                                 2009       $ 6.890      $ 8.547       14,598
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.865            0
                                 2007       $ 9.865      $11.173       11,520
                                 2008       $11.173      $ 6.627       15,668
                                 2009       $ 6.627      $ 9.096       16,978
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.722      $13.407       69,750
                                 2004       $13.407      $14.565      116,586
                                 2005       $14.565      $14.808      128,009
                                 2006       $14.808      $16.980        2,079
                                 2007       $16.980      $16.056      109,401
                                 2008       $16.056      $10.227       85,815
                                 2009       $10.227      $12.711       81,224
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.225       54,064
                                 2005       $11.225      $11.202      126,530
                                 2006       $11.202      $13.008          693
                                 2007       $13.008      $13.254      136,788
                                 2008       $13.254      $ 9.156      135,562
                                 2009       $ 9.156      $12.194      120,475
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.520            0
                                 2005       $10.520      $10.442       37,511
                                 2006       $10.442      $11.373        1,375
                                 2007       $11.373      $11.864       51,311
                                 2008       $11.864      $ 7.628       51,115
                                 2009       $ 7.628      $ 9.719       45,583
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.847      $15.562            0
                                 2004       $15.562      $17.037            0
                                 2005       $17.037      $17.534            0
                                 2006       $17.534      $18.718            0
                                 2007       $18.718      $20.448            0
                                 2008       $20.448      $11.547            0
                                 2009       $11.547      $16.282            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.064      $14.579       51,642
                                 2004       $14.579      $17.718       64,056
                                 2005       $17.718      $18.928       79,113
                                 2006       $18.928      $21.747        2,666
                                 2007       $21.747      $20.847       68,049
                                 2008       $20.847      $13.713       57,856
                                 2009       $13.713      $17.395       52,014
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.239       12,066
                                 2005       $10.239      $10.298       18,565
                                 2006       $10.298      $10.520          205
                                 2007       $10.520      $11.014       21,851
                                 2008       $11.014      $11.637       59,688
                                 2009       $11.637      $11.783       77,603
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.004            0
                                 2007       $11.004      $12.086        5,273
                                 2008       $12.086      $ 8.492       13,487
                                 2009       $ 8.492      $10.285       16,434
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.622      $12.701       80,965
                                 2004       $12.701      $14.049      134,691
                                 2005       $14.049      $15.255      158,893
                                 2006       $15.255      $17.737          899
                                 2007       $17.737      $18.023      145,401
                                 2008       $18.023      $11.132      123,770
                                 2009       $11.132      $13.781      110,869
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.700      $16.893       10,345
                                 2004       $16.893      $20.691       17,094
                                 2005       $20.691      $25.896       19,489
                                 2006       $25.896      $32.578          612
                                 2007       $32.578      $41.201       15,502
                                 2008       $41.201      $19.136       15,917
                                 2009       $19.136      $32.436       13,217
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.400      $13.614       22,130
                                 2004       $13.614      $15.848       52,382
                                 2005       $15.848      $17.148       85,659
                                 2006       $17.148      $20.453          980
                                 2007       $20.453      $23.190       90,772

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $23.190      $13.578      79,582
                                 2009       $13.578      $18.275      64,943
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.608      $12.903           0
                                 2004       $12.903      $14.540           0
                                 2005       $14.540      $13.841           0
                                 2006       $13.841      $15.330           0
                                 2007       $15.330      $16.710           0
                                 2008       $16.710      $17.429         306
                                 2009       $17.429      $20.316         304
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.906         447
                                 2005       $10.906      $11.456       5,736
                                 2006       $11.456      $12.899           0
                                 2007       $12.899      $13.519       6,346
                                 2008       $13.519      $ 9.470       5,665
                                 2009       $ 9.470      $11.716       5,648
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.357       6,333
                                 2005       $10.357      $10.305      32,896
                                 2006       $10.305      $11.066          97
                                 2007       $11.066      $11.539      38,884
                                 2008       $11.539      $ 9.345      31,045
                                 2009       $ 9.345      $12.327      33,109
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.891       4,014
                                 2005       $10.891      $11.043      19,364
                                 2006       $11.043      $12.720           0
                                 2007       $12.720      $12.920      25,973
                                 2008       $12.920      $ 8.067      24,813
                                 2009       $ 8.067      $ 9.420      23,495
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.139           0
                                 2005       $11.139      $11.446      13,872
                                 2006       $11.446      $12.129           0
                                 2007       $12.129      $14.445      20,067
                                 2008       $14.445      $ 8.761      21,852
                                 2009       $ 8.761      $12.523      20,385
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.122       1,666
                                 2005       $11.122      $11.821      37,216
                                 2006       $11.821      $13.030           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.030      $12.870       35,121
                                 2008       $12.870      $ 7.665       29,890
                                 2009       $ 7.665      $ 9.531       28,021
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.129      $13.110       21,642
                                 2004       $13.110      $14.136           45
                                 2005       $14.136      $14.394       53,240
                                 2006       $14.394      $15.672        1,527
                                 2007       $15.672      $15.926       46,454
                                 2008       $15.926      $ 8.819       33,181
                                 2009       $ 8.819      $10.532       32,392
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.105        1,002
                                 2005       $10.105      $10.156        6,138
                                 2006       $10.156      $10.467          103
                                 2007       $10.467      $10.699       30,223
                                 2008       $10.699      $ 6.402       34,966
                                 2009       $ 6.402      $ 6.856       37,514
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.281       44,111
                                 2004       $12.281      $12.859      113,045
                                 2005       $12.859      $13.244      159,011
                                 2006       $13.244      $14.006        2,259
                                 2007       $14.006      $15.661      141,726
                                 2008       $15.661      $ 8.357      122,017
                                 2009       $ 8.357      $11.831      111,227
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.101      $14.251       29,815
                                 2004       $14.251      $16.638       42,272
                                 2005       $16.638      $18.639       45,684
                                 2006       $18.639      $21.485            0
                                 2007       $21.485      $22.381       46,754
                                 2008       $22.381      $13.115       40,479
                                 2009       $13.115      $17.949       35,012
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.753      $12.973       17,835
                                 2004       $12.973      $13.854       58,601
                                 2005       $13.854      $13.879       66,398
                                 2006       $13.879      $14.889        4,515
                                 2007       $14.889      $14.552       68,088
                                 2008       $14.552      $ 3.062      124,380
                                 2009       $ 3.062      $ 3.788      130,817

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.483      $12.649       89,253
                                 2004       $12.649      $13.558      126,128
                                 2005       $13.558      $14.081      162,198
                                 2006       $14.081      $15.871        4,560
                                 2007       $15.871      $16.232      146,642
                                 2008       $16.232      $ 9.784      128,655
                                 2009       $ 9.784      $12.298      117,880
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.734      $14.681       19,750
                                 2004       $14.681      $17.183       38,083
                                 2005       $17.183      $18.516       45,708
                                 2006       $18.516      $20.851          771
                                 2007       $20.851      $20.191       43,283
                                 2008       $20.191      $12.293       40,551
                                 2009       $12.293      $16.526       36,740
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.360      $12.405       10,892
                                 2004       $12.405      $14.550       26,191
                                 2005       $14.550      $16.003       30,878
                                 2006       $16.003      $16.142        1,699
                                 2007       $16.142      $16.808       30,364
                                 2008       $16.808      $ 8.383       30,468
                                 2009       $ 8.383      $10.890       30,711
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.268      $12.151       65,781
                                 2004       $12.151      $12.940      158,580
                                 2005       $12.940      $13.024      193,590
                                 2006       $13.024      $13.717        1,313
                                 2007       $13.717      $14.757      185,190
                                 2008       $14.757      $12.393      145,242
                                 2009       $12.393      $14.412      141,347
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.771      $12.447        5,108
                                 2004       $12.447      $13.338       14,001
                                 2005       $13.338      $14.013       22,213
                                 2006       $14.013      $15.532          324
                                 2007       $15.532      $15.701       55,772
                                 2008       $15.701      $10.282       70,070
                                 2009       $10.282      $13.652       70,570
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.013      $13.520       77,489
                                 2004       $13.520      $14.754      169,575
                                 2005       $14.754      $15.248      185,053
                                 2006       $15.248      $17.359          253
                                 2007       $17.359      $16.017      190,623

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $16.017      $ 9.643      185,950
                                 2009       $ 9.643      $12.293      170,475
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.252      $11.316       24,448
                                 2004       $11.316      $11.905       32,377
                                 2005       $11.905      $13.236       32,806
                                 2006       $13.236      $13.362            0
                                 2007       $13.362      $13.043       28,029
                                 2008       $13.043      $10.622       23,212
                                 2009       $10.622      $13.145       19,896
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.887      $13.360       39,158
                                 2004       $13.360      $14.504       48,524
                                 2005       $14.504      $14.686       64,260
                                 2006       $14.686      $15.942          248
                                 2007       $15.942      $16.093       86,060
                                 2008       $16.093      $11.685       72,135
                                 2009       $11.685      $17.235       69,502
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.375      $10.454       84,872
                                 2004       $10.454      $10.722      154,469
                                 2005       $10.722      $10.780      190,016
                                 2006       $10.780      $11.066            0
                                 2007       $11.066      $11.434      213,444
                                 2008       $11.434      $ 8.543      158,901
                                 2009       $ 8.543      $12.304      140,038
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.595      $13.397       43,185
                                 2004       $13.397      $15.289       53,652
                                 2005       $15.289      $16.847       54,947
                                 2006       $16.847      $21.133          127
                                 2007       $21.133      $22.489       78,174
                                 2008       $22.489      $12.379       81,147
                                 2009       $12.379      $15.152       75,752
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.712      $13.006        9,381
                                 2004       $13.006      $14.388       17,910
                                 2005       $14.388      $15.376       21,249
                                 2006       $15.376      $17.206            0
                                 2007       $17.206      $16.023       45,471
                                 2008       $16.023      $ 9.513       47,407
                                 2009       $ 9.513      $12.222       46,564

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.956      $ 9.864       15,488
                                 2004       $ 9.864      $ 9.751       60,176
                                 2005       $ 9.751      $ 9.820       95,024
                                 2006       $ 9.820      $10.068        3,691
                                 2007       $10.068      $10.360      140,659
                                 2008       $10.360      $10.436      173,335
                                 2009       $10.436      $10.270      169,629
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.999      $13.511       32,104
                                 2004       $13.511      $14.637       38,929
                                 2005       $14.637      $15.814       37,591
                                 2006       $15.814      $16.861          180
                                 2007       $16.861      $17.508       28,931
                                 2008       $17.508      $10.532       17,602
                                 2009       $10.532      $13.668       15,090
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.342      $14.590       26,413
                                 2004       $14.590      $16.540       44,698
                                 2005       $16.540      $17.202       69,366
                                 2006       $17.202      $19.600            0
                                 2007       $19.600      $18.307       89,558
                                 2008       $18.307      $ 9.932       81,541
                                 2009       $ 9.932      $ 9.349            0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.861      $13.110       19,071
                                 2004       $13.110      $13.849       28,578
                                 2005       $13.849      $14.284       30,299
                                 2006       $14.284      $15.616            0
                                 2007       $15.616      $15.420       26,302
                                 2008       $15.420      $ 9.307       17,572
                                 2009       $ 9.307      $12.173       17,236
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.702      $12.097      102,645
                                 2004       $12.097      $12.855      159,026
                                 2005       $12.855      $13.131      158,529
                                 2006       $13.131      $14.434        3,837
                                 2007       $14.434      $14.309      164,339
                                 2008       $14.309      $ 8.330      136,446
                                 2009       $ 8.330      $10.278      136,826
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.668      $13.520       77,489
                                 2004       $13.520      $16.807       10,632

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.807      $17.923       10,604
                                 2006       $17.923      $22.361            0
                                 2007       $22.361      $26.339        8,397
                                 2008       $26.339      $17.980        6,615
                                 2009       $17.980      $18.957        6,625
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.818      $13.577       29,047
                                 2004       $13.577      $15.815       32,693
                                 2005       $15.815      $17.420       33,259
                                 2006       $17.420      $18.042          140
                                 2007       $18.042      $18.392       31,540
                                 2008       $18.392      $ 9.836       27,416
                                 2009       $ 9.836      $13.403       25,475
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.598      $12.412      108,735
                                 2004       $12.412      $12.803      152,013
                                 2005       $12.803      $13.291      151,507
                                 2006       $13.291      $13.763          372
                                 2007       $13.763      $14.262      147,769
                                 2008       $14.262      $ 8.819      138,420
                                 2009       $ 8.819      $14.196      114,783
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.115       37,812
                                 2005       $11.115      $12.129       38,344
                                 2006       $12.129      $12.499            0
                                 2007       $12.499      $14.435       32,662
                                 2008       $14.435      $ 7.537       33,894
                                 2009       $ 7.537      $11.574       31,347
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.328       24,467
                                 2005       $11.328      $11.583       55,838
                                 2006       $11.583      $13.202            0
                                 2007       $13.202      $12.662       58,775
                                 2008       $12.662      $ 7.983       43,666
                                 2009       $ 7.983      $10.067       37,945
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.799      $13.370       51,336
                                 2004       $13.370      $14.984       83,658
                                 2005       $14.984      $16.147      109,513
                                 2006       $16.147      $18.392        1,547
                                 2007       $18.392      $18.517      103,903
                                 2008       $18.517      $12.328       74,885
                                 2009       $12.328      $15.026       72,012

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.875      35,818
                                 2005       $ 9.875      $ 9.934      46,443
                                 2006       $ 9.934      $10.164         106
                                 2007       $10.164      $10.426      49,881
                                 2008       $10.426      $10.422      44,205
                                 2009       $10.422      $10.243           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.947      $11.751      27,248
                                 2004       $11.751      $12.323      41,584
                                 2005       $12.323      $13.027      43,348
                                 2006       $13.027      $13.131           0
                                 2007       $13.131      $15.040      39,169
                                 2008       $15.040      $ 7.516      26,423
                                 2009       $ 7.516      $12.227      22,573
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.312      $13.889       3,662
                                 2004       $13.889      $15.016      13,837
                                 2005       $15.016      $16.537      19,621
                                 2006       $16.537      $17.997       1,062
                                 2007       $17.997      $18.803      22,037
                                 2008       $18.803      $15.700      15,884
                                 2009       $15.700      $20.062      15,317
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.952       9,915
                                 2005       $10.952      $11.550      23,957
                                 2006       $11.550      $12.771           0
                                 2007       $12.771      $12.962      22,202
                                 2008       $12.962      $ 9.843      17,204
                                 2009       $ 9.843      $11.841       7,700
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.749      41,515
                                 2005       $10.749      $12.215      37,835
                                 2006       $12.215      $12.490      39,742
                                 2007       $12.490      $14.952      33,760
                                 2008       $14.952      $ 7.461      34,702
                                 2009       $ 7.461      $12.131      27,265
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.723       1,393
                                 2005       $10.723      $12.162       2,409
                                 2006       $12.162      $12.400       2,469
                                 2007       $12.400      $14.815         962
                                 2008       $14.815      $ 7.370       1,285

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 7.370      $11.953       1,064
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.075       3,485
                                 2005       $11.075      $12.180      16,614
                                 2006       $12.180      $14.536      16,282
                                 2007       $14.536      $15.670      22,543
                                 2008       $15.670      $10.936      17,113
                                 2009       $10.936      $13.915      14,053
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.820       9,293
                                 2007       $ 9.820      $11.823       8,806
                                 2008       $11.823      $ 6.175      14,967
                                 2009       $ 6.175      $ 9.544      13,049
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.575      11,712
                                 2004       $13.575      $15.858      16,364
                                 2005       $15.858      $17.582      17,150
                                 2006       $17.582      $19.312      14,967
                                 2007       $19.312      $19.526      13,599
                                 2008       $19.526      $11.422      12,638
                                 2009       $11.422      $16.450      11,510
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.291      52,213
                                 2005       $11.291      $12.455      50,188
                                 2006       $12.455      $14.764      47,213
                                 2007       $14.764      $15.636      40,017
                                 2008       $15.636      $ 9.015      41,912
                                 2009       $ 9.015      $12.325      40,402
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.284      16,469
                                 2005       $11.284      $12.429      17,737
                                 2006       $12.429      $14.725      20,831
                                 2007       $14.725      $15.580      18,205
                                 2008       $15.580      $ 8.963      19,073
                                 2009       $ 8.963      $12.250      14,243
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.401      $14.527       8,965
                                 2004       $14.527      $19.413      33,325
                                 2005       $19.413      $22.261      37,786
                                 2006       $22.261      $30.100      34,174
                                 2007       $30.100      $24.452      31,753
                                 2008       $24.452      $14.875      30,993

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.875      $18.771      26,760
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.610      77,736



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
PROTECTION (ANNUAL INCREASE) OPTION, ADDED OR ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION,
  BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.65



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.252           0
                                 2007       $10.252      $11.804      17,211
                                 2008       $11.804      $ 6.640      17,436
                                 2009       $ 6.640      $ 8.830      11,859
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.444           0
                                 2007       $10.444      $11.114           0
                                 2008       $11.114      $ 8.164           0
                                 2009       $ 8.164      $ 9.933           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.473           0
                                 2007       $10.473      $11.304           0
                                 2008       $11.304      $ 7.456           0
                                 2009       $ 7.456      $ 9.409       7,678
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.482           0
                                 2007       $10.482      $11.428           0
                                 2008       $11.428      $ 6.936           0
                                 2009       $ 6.936      $ 8.931           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.335           0
                                 2007       $10.335      $10.743           0
                                 2008       $10.743      $ 9.417       1,007
                                 2009       $ 9.417      $10.597           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.729           0
                                 2007       $ 9.729      $11.680           0
                                 2008       $11.680      $ 6.332           0
                                 2009       $ 6.332      $ 8.976           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.805           0
                                 2007       $10.805      $11.155           0
                                 2008       $11.155      $ 6.881           0
                                 2009       $ 6.881      $ 8.531         516
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.862           0
                                 2007       $ 9.862      $11.164         797
                                 2008       $11.164      $ 6.618       2,268
                                 2009       $ 6.618      $ 9.079         905
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.847           0
                                 2003       $10.847      $13.384      25,501
                                 2004       $13.384      $14.532      29,585
                                 2005       $14.532      $14.767      30,396
                                 2006       $14.767      $16.925       1,716
                                 2007       $16.925      $15.996      16,083
                                 2008       $15.996      $10.183      13,318
                                 2009       $10.183      $12.650       9,632
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.221           0
                                 2005       $11.221      $11.192           0
                                 2006       $11.192      $12.991           0
                                 2007       $12.991      $13.229      12,621
                                 2008       $13.229      $ 9.135      14,413
                                 2009       $ 9.135      $12.158      13,832
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.519           0
                                 2005       $10.519      $10.435       1,715
                                 2006       $10.435      $11.360           0
                                 2007       $11.360      $11.844       1,223
                                 2008       $11.844      $ 7.612       1,225
                                 2009       $ 7.612      $ 9.693         339
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.531           0
                                 2003       $11.531      $15.535       4,748
                                 2004       $15.535      $16.999       4,616
                                 2005       $16.999      $17.486       4,729
                                 2006       $17.486      $18.658       4,800
                                 2007       $18.658      $20.371       4,741
                                 2008       $20.371      $11.498       4,776
                                 2009       $11.498      $16.205       4,856

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.222         164
                                 2003       $11.222      $14.554      19,628
                                 2004       $14.554      $17.679      22,182
                                 2005       $17.679      $18.876      20,132
                                 2006       $18.876      $21.676           0
                                 2007       $21.676      $20.769       6,662
                                 2008       $20.769      $13.655       4,744
                                 2009       $13.655      $17.312       4,347
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.235       2,728
                                 2005       $10.235      $10.289       2,586
                                 2006       $10.289      $10.506           0
                                 2007       $10.506      $10.993      14,811
                                 2008       $10.993      $11.610      29,328
                                 2009       $11.610      $11.749      27,287
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.000           0
                                 2007       $11.000      $12.076       5,854
                                 2008       $12.076      $ 8.480       5,128
                                 2009       $ 8.480      $10.265       3,890
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.321         388
                                 2003       $10.321      $12.680      14,375
                                 2004       $12.680      $14.018      23,641
                                 2005       $14.018      $15.213      28,867
                                 2006       $15.213      $17.679       1,324
                                 2007       $17.679      $17.956      30,363
                                 2008       $17.956      $11.085      27,255
                                 2009       $11.085      $13.715      15,645
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.229           0
                                 2003       $11.229      $16.865       6,291
                                 2004       $16.865      $20.645       7,672
                                 2005       $20.645      $25.825       7,674
                                 2006       $25.825      $32.472           0
                                 2007       $32.472      $41.046       3,959
                                 2008       $41.046      $19.055       3,511
                                 2009       $19.055      $32.282       2,891

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.472           0
                                 2003       $10.472      $13.591      13,856
                                 2004       $13.591      $15.812      17,001
                                 2005       $15.812      $17.101      16,727
                                 2006       $17.101      $20.387           0
                                 2007       $20.387      $23.103       8,802
                                 2008       $23.103      $13.521      10,126
                                 2009       $13.521      $18.188       9,206
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.718           0
                                 2003       $10.718      $12.881       5,472
                                 2004       $12.881      $14.507       1,476
                                 2005       $14.507      $13.803       1,470
                                 2006       $13.803      $15.280       1,463
                                 2007       $15.280      $16.647       1,456
                                 2008       $16.647      $17.355       1,449
                                 2009       $17.355      $20.219       1,437
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.905           0
                                 2005       $10.905      $11.449           0
                                 2006       $11.449      $12.884           0
                                 2007       $12.884      $13.496       6,601
                                 2008       $13.496      $ 9.449       6,601
                                 2009       $ 9.449      $11.685       6,601
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.356       2,730
                                 2005       $10.356      $10.299       9,897
                                 2006       $10.299      $11.053           0
                                 2007       $11.053      $11.520      14,755
                                 2008       $11.520      $ 9.325      17,873
                                 2009       $ 9.325      $12.294      16,080
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.889           0
                                 2005       $10.889      $11.036       1,300
                                 2006       $11.036      $12.705           0
                                 2007       $12.705      $12.899       1,647
                                 2008       $12.899      $ 8.050       1,599
                                 2009       $ 8.050      $ 9.395       1,555
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.137           0
                                 2005       $11.137      $11.438           0
                                 2006       $11.438      $12.115           0
                                 2007       $12.115      $14.421       9,718
                                 2008       $14.421      $ 8.742       9,353
                                 2009       $ 8.742      $12.490       7,131

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.120           0
                                 2005       $11.120      $11.814       2,147
                                 2006       $11.814      $13.015           0
                                 2007       $13.015      $12.849       6,587
                                 2008       $12.849      $ 7.648       6,252
                                 2009       $ 7.648      $ 9.506       4,151
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.693         834
                                 2003       $10.693      $13.087      15,387
                                 2004       $13.087      $14.101      15,028
                                 2005       $14.105      $14.354      13,893
                                 2006       $14.354      $15.621           0
                                 2007       $15.621      $15.866      10,038
                                 2008       $15.866      $ 8.781       7,986
                                 2009       $ 8.781      $10.481       6,437
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.104           0
                                 2005       $10.104      $10.150       1,352
                                 2006       $10.150      $10.455           0
                                 2007       $10.455      $10.681       1,474
                                 2008       $10.681      $ 6.388       2,782
                                 2009       $ 6.388      $ 6.838       2,449
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.277       1,965
                                 2004       $12.277      $12.848       4,586
                                 2005       $12.848      $13.226       5,866
                                 2006       $13.226      $13.980       2,050
                                 2007       $13.980      $15.623       2,953
                                 2008       $15.623      $ 8.333       4,126
                                 2009       $ 8.333      $11.791       3,830
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.145          12
                                 2003       $10.145      $14.227       4,893
                                 2004       $14.227      $16.601       6,198
                                 2005       $16.601      $18.588       5,790
                                 2006       $18.588      $21.415         276
                                 2007       $21.415      $22.297       6,624
                                 2008       $22.297      $13.059       5,070
                                 2009       $13.059      $17.864       4,938

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.658           0
                                 2003       $10.658      $12.951      10,677
                                 2004       $12.951      $13.823      11,354
                                 2005       $13.823      $13.841      11,248
                                 2006       $13.841      $14.841         756
                                 2007       $14.841      $14.498      10,466
                                 2008       $14.498      $ 3.049      11,838
                                 2009       $ 3.049      $ 3.770      17,343
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.174           0
                                 2003       $10.174      $12.627      22,649
                                 2004       $12.627      $13.528      25,357
                                 2005       $13.528      $14.042      24,086
                                 2006       $14.042      $15.819           0
                                 2007       $15.819      $16.171      21,635
                                 2008       $16.171      $ 9.742      14,790
                                 2009       $ 9.742      $12.240      13,709
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.350           0
                                 2003       $10.350      $14.655      21,064
                                 2004       $14.655      $17.145      20,729
                                 2005       $17.145      $18.465      21,406
                                 2006       $18.465      $20.784           0
                                 2007       $20.784      $20.115      10,865
                                 2008       $20.115      $12.241       7,391
                                 2009       $12.241      $16.447       6,392
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.057           0
                                 2003       $10.057      $12.384       2,301
                                 2004       $12.384      $14.518       2,385
                                 2005       $14.518      $15.959       2,909
                                 2006       $15.959      $16.090           0
                                 2007       $16.090      $16.745       3,279
                                 2008       $16.745      $ 8.348       3,715
                                 2009       $ 8.348      $10.838       3,827
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.548         302
                                 2003       $10.548      $12.130      35,344
                                 2004       $12.130      $12.911      32,182
                                 2005       $12.911      $12.989      30,638
                                 2006       $12.989      $13.673           0
                                 2007       $13.673      $14.702      26,917
                                 2008       $14.702      $12.341      27,686
                                 2009       $12.341      $14.344      26,055

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.384         337
                                 2003       $10.384      $12.425       3,074
                                 2004       $12.425      $13.308       3,059
                                 2005       $13.308      $13.975       3,044
                                 2006       $13.975      $15.482           0
                                 2007       $15.482      $15.642       1,203
                                 2008       $15.642      $10.238         914
                                 2009       $10.238      $13.587         884
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.794         105
                                 2003       $10.794      $13.497      20,027
                                 2004       $13.497      $14.721      23,045
                                 2005       $14.721      $15.207      20,975
                                 2006       $15.207      $17.303           0
                                 2007       $17.303      $15.957      15,859
                                 2008       $15.957      $ 9.602      13,659
                                 2009       $ 9.602      $12.235      12,904
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.720         349
                                 2003       $ 9.720      $11.296       4,801
                                 2004       $11.296      $11.878       5,146
                                 2005       $11.878      $13.199       4,026
                                 2006       $13.199      $13.319           0
                                 2007       $13.319      $12.994       3,784
                                 2008       $12.994      $10.577       3,453
                                 2009       $10.577      $13.082       3,402
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.737           0
                                 2003       $10.737      $13.337       3,121
                                 2004       $13.337      $14.472       4,076
                                 2005       $14.472      $14.646       3,614
                                 2006       $14.646      $15.891           0
                                 2007       $15.891      $16.032       2,107
                                 2008       $16.032      $11.635       1,071
                                 2009       $11.635      $17.152         911
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.182       5,847
                                 2003       $10.182      $10.436      45,841
                                 2004       $10.436      $10.699      45,527
                                 2005       $10.699      $10.750      37,275
                                 2006       $10.750      $11.030           0
                                 2007       $11.030      $11.391      30,908
                                 2008       $11.391      $ 8.506      30,267
                                 2009       $ 8.506      $12.246      27,442

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.601         508
                                 2003       $10.601      $13.374      17,290
                                 2004       $13.374      $15.254      18,503
                                 2005       $15.254      $16.801      17,729
                                 2006       $16.801      $21.065           0
                                 2007       $21.065      $22.405      16,428
                                 2008       $22.405      $12.326      13,777
                                 2009       $12.326      $15.080      11,717
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.404           0
                                 2003       $10.404      $12.984       9,477
                                 2004       $12.984      $14.356       8,897
                                 2005       $14.356      $15.334       5,866
                                 2006       $15.334      $17.150           0
                                 2007       $17.150      $15.963       2,450
                                 2008       $15.963      $ 9.472       2,640
                                 2009       $ 9.472      $12.164       1,498
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.981       9,925
                                 2003       $ 9.981      $ 9.847      15,127
                                 2004       $ 9.847      $ 9.730      11,772
                                 2005       $ 9.730      $ 9.793      18,098
                                 2006       $ 9.793      $10.036           0
                                 2007       $10.036      $10.321      24,452
                                 2008       $10.321      $10.392      16,371
                                 2009       $10.392      $10.221      10,576
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.375           0
                                 2003       $10.375      $13.488       1,156
                                 2004       $13.488      $14.605       1,096
                                 2005       $14.605      $15.771         997
                                 2006       $15.771      $16.807           0
                                 2007       $16.807      $17.442         850
                                 2008       $17.442      $10.487         845
                                 2009       $10.487      $13.603         839
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.200          22
                                 2003       $11.200      $14.565       1,109
                                 2004       $14.565      $16.503       2,792
                                 2005       $16.503      $17.155       4,975
                                 2006       $17.155      $19.537           0
                                 2007       $19.537      $18.238       3,012
                                 2008       $18.238      $ 9.889       1,343
                                 2009       $ 9.889      $ 9.308           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.639           0
                                 2003       $10.639      $13.088       6,228
                                 2004       $13.088      $13.818       2,716
                                 2005       $13.818      $14.245       2,689
                                 2006       $14.245      $15.565           0
                                 2007       $15.565      $15.363       1,786
                                 2008       $15.363      $ 9.267       1,986
                                 2009       $ 9.267      $12.115       1,769
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.511         428
                                 2003       $10.511      $12.076          19
                                 2004       $12.076      $12.827      20,695
                                 2005       $12.827      $13.095      17,545
                                 2006       $13.095      $14.387           0
                                 2007       $14.387      $14.256      15,935
                                 2008       $14.256      $ 8.295      13,407
                                 2009       $ 8.295      $10.229      12,793
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.466           0
                                 2003       $11.466      $14.049       1,804
                                 2004       $14.049      $16.770       2,488
                                 2005       $16.770      $17.874       2,334
                                 2006       $17.874      $22.289           0
                                 2007       $22.289      $26.240       1,074
                                 2008       $26.240      $17.903         313
                                 2009       $17.903      $18.867         297
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.369         174
                                 2003       $10.369      $13.554       8,901
                                 2004       $13.554      $15.780       9,362
                                 2005       $15.780      $17.373       8,609
                                 2006       $17.373      $17.983           0
                                 2007       $17.983      $18.323       6,564
                                 2008       $18.323      $ 9.794       6,469
                                 2009       $ 9.794      $13.339       6,543
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.106         854
                                 2003       $10.106      $12.391      27,268
                                 2004       $12.391      $12.775      30,818
                                 2005       $12.775      $13.254      26,194
                                 2006       $13.254      $13.718           0
                                 2007       $13.718      $14.208      18,053
                                 2008       $14.208      $ 8.782      15,619
                                 2009       $ 8.782      $14.128      14,375

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.111       4,549
                                 2005       $11.111      $12.119       4,454
                                 2006       $12.119      $12.482           0
                                 2007       $12.482      $14.408       3,529
                                 2008       $14.408      $ 7.519       4,092
                                 2009       $ 7.519      $11.541       3,478
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.324           0
                                 2005       $11.324      $11.573         644
                                 2006       $11.573      $13.184           0
                                 2007       $13.184      $12.638         952
                                 2008       $12.638      $ 7.964         953
                                 2009       $ 7.964      $10.038         663
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.649         201
                                 2003       $10.649      $13.347      16,774
                                 2004       $13.347      $14.951      16,725
                                 2005       $14.951      $16.103      18,344
                                 2006       $16.103      $18.333         316
                                 2007       $18.333      $18.448      18,958
                                 2008       $18.448      $12.275      17,452
                                 2009       $12.275      $14.954      11,894
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.870       5,465
                                 2005       $ 9.870      $ 9.924       1,859
                                 2006       $ 9.924      $10.148           0
                                 2007       $10.148      $10.404       2,847
                                 2008       $10.404      $10.396       2,828
                                 2009       $10.396      $10.212           0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.056           0
                                 2003       $11.056      $13.865       1,242
                                 2004       $13.865      $14.982       2,117
                                 2005       $14.982      $16.492         518
                                 2006       $16.492      $17.939           0
                                 2007       $17.939      $18.733       1,288
                                 2008       $18.733      $15.633         651
                                 2009       $15.633      $19.967           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.948           0
                                 2005       $10.948      $11.540       1,258
                                 2006       $11.540      $12.753           0
                                 2007       $12.753      $12.938       9,912
                                 2008       $12.938      $ 9.820       8,287
                                 2009       $ 9.820      $11.807       2,505
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.745      10,385
                                 2005       $10.745      $12.205       4,057
                                 2006       $12.205      $12.473       9,634
                                 2007       $12.473      $14.924       8,390
                                 2008       $14.924      $ 7.443       8,663
                                 2009       $ 7.443      $12.096       2,472
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.720         536
                                 2005       $10.720      $12.152         532
                                 2006       $12.152      $12.383           0
                                 2007       $12.383      $14.788         525
                                 2008       $14.788      $ 7.352           0
                                 2009       $ 7.352      $11.918           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.069       2,657
                                 2005       $11.069      $12.168       3,726
                                 2006       $12.168      $14.514           0
                                 2007       $14.514      $15.638       5,742
                                 2008       $15.638      $10.908       3,291
                                 2009       $10.908      $13.873       1,983
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.816           0
                                 2007       $ 9.816      $11.813       2,484
                                 2008       $11.813      $ 6.167       1,397
                                 2009       $ 6.167      $ 9.526         155
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.570         104
                                 2004       $13.570      $15.845       2,501
                                 2005       $15.845      $17.558       1,521
                                 2006       $17.558      $19.276           0
                                 2007       $19.276      $19.480       2,011
                                 2008       $19.480      $11.389         604
                                 2009       $11.389      $16.394           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.287      10,929
                                 2005       $11.287      $12.444       5,922
                                 2006       $12.444      $14.744       5,871
                                 2007       $14.744      $15.607       5,607
                                 2008       $15.607      $ 8.994       4,657
                                 2009       $ 8.994      $12.290       4,286
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.281       1,976
                                 2005       $11.281      $12.419       1,976
                                 2006       $12.419      $14.705           0
                                 2007       $14.705      $15.551       1,976
                                 2008       $15.551      $ 8.942           0
                                 2009       $ 8.942      $12.214           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.697         675
                                 2003       $10.697      $14.502      10,447
                                 2004       $14.502      $19.370      12,089
                                 2005       $19.370      $22.200      11,053
                                 2006       $22.200      $30.002           0
                                 2007       $30.002      $24.361       3,788
                                 2008       $24.361      $14.812       3,164
                                 2009       $14.812      $18.681       2,492
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.550       1,128



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
   PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.7



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.249         0
                                 2007       $10.249      $11.794         0
                                 2008       $11.794      $ 6.631         0
                                 2009       $ 6.631      $ 8.813         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.440         0
                                 2007       $10.440      $11.104         0
                                 2008       $11.104      $ 8.152         0
                                 2009       $ 8.152      $ 9.914         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.470         0
                                 2007       $10.470      $11.295         0
                                 2008       $11.295      $ 7.446         0
                                 2009       $ 7.446      $ 9.391         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.479         0
                                 2007       $10.479      $11.419         0
                                 2008       $11.419      $ 6.926         0
                                 2009       $ 6.926      $ 8.914         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.331         0
                                 2007       $10.331      $10.734         0
                                 2008       $10.734      $ 9.404         0
                                 2009       $ 9.404      $10.577         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.726         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.726      $11.670         824
                                 2008       $11.670      $ 6.323           0
                                 2009       $ 6.323      $ 8.960           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.802           0
                                 2007       $10.802      $11.145           0
                                 2008       $11.145      $ 6.871           0
                                 2009       $ 6.871      $ 8.515           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.858           0
                                 2007       $ 9.858      $11.154           0
                                 2008       $11.154      $ 6.609           0
                                 2009       $ 6.609      $ 9.062           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.707      $13.380       7,669
                                 2004       $13.380      $14.520      11,087
                                 2005       $14.520      $14.747      11,180
                                 2006       $14.747      $16.894           0
                                 2007       $16.894      $15.958       6,742
                                 2008       $15.958      $10.154       2,956
                                 2009       $10.154      $12.607       3,002
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.217       1,596
                                 2005       $11.217      $11.183       1,652
                                 2006       $11.183      $12.973           0
                                 2007       $12.973      $13.205         144
                                 2008       $13.205      $ 9.113         184
                                 2009       $ 9.113      $12.123          38
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.517           0
                                 2005       $10.517      $10.428           0
                                 2006       $10.428      $11.347           0
                                 2007       $11.347      $11.825           0
                                 2008       $11.825      $ 7.595           0
                                 2009       $ 7.595      $ 9.667           0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.830      $15.530           0
                                 2004       $15.530      $16.985          36
                                 2005       $16.985      $17.463          36
                                 2006       $17.463      $18.623          34
                                 2007       $18.623      $20.323          33
                                 2008       $20.323      $11.465          30
                                 2009       $11.465      $16.150           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.048      $14.549       1,133
                                 2004       $14.549      $17.664       3,200
                                 2005       $17.664      $18.850       3,196
                                 2006       $18.850      $21.636           0
                                 2007       $21.636      $20.719       1,974
                                 2008       $20.719      $13.616         741
                                 2009       $13.616      $17.253         689
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.232         687
                                 2005       $10.232      $10.280         987
                                 2006       $10.280      $10.492           0
                                 2007       $10.492      $10.972       1,059
                                 2008       $10.972      $11.582         971
                                 2009       $11.582      $11.715         507
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.996           0
                                 2007       $10.996      $12.065           0
                                 2008       $12.065      $ 8.469           0
                                 2009       $ 8.469      $10.246           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.608      $12.675       3,761
                                 2004       $12.675      $14.006       8,153
                                 2005       $14.006      $15.193       7,445
                                 2006       $15.193      $17.646           0
                                 2007       $17.646      $17.913       6,516
                                 2008       $17.913      $11.053       2,739
                                 2009       $11.053      $13.668       2,199
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.684      $16.859           0
                                 2004       $16.859      $20.628         259
                                 2005       $20.628      $25.790         218
                                 2006       $25.790      $32.412           0
                                 2007       $32.412      $40.949       1,464
                                 2008       $40.949      $19.000         217
                                 2009       $19.000      $32.172         178
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.385      $13.586           0
                                 2004       $13.586      $15.799          34
                                 2005       $15.799      $17.078          24
                                 2006       $17.078      $20.349           0
                                 2007       $20.349      $23.048           4

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $23.048      $13.482           4
                                 2009       $13.482      $18.126           0
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.592      $12.877           0
                                 2004       $12.877      $14.495         136
                                 2005       $14.495      $13.784         183
                                 2006       $13.784      $15.251         214
                                 2007       $15.251      $16.608         194
                                 2008       $16.608      $17.305         150
                                 2009       $17.305      $20.150          67
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.904           0
                                 2005       $10.904      $11.442           0
                                 2006       $11.442      $12.870           0
                                 2007       $12.870      $13.474           0
                                 2008       $13.474      $ 9.429           0
                                 2009       $ 9.429      $11.654           0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.355           0
                                 2005       $10.355      $10.292           0
                                 2006       $10.292      $11.040           0
                                 2007       $11.040      $11.501           0
                                 2008       $11.501      $ 9.305           0
                                 2009       $ 9.305      $12.261          34
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.888         892
                                 2005       $10.888      $11.029       3,068
                                 2006       $11.029      $12.691           0
                                 2007       $12.691      $12.878       3,079
                                 2008       $12.878      $ 8.032       3,056
                                 2009       $ 8.032      $ 9.370       2,464
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.136           0
                                 2005       $11.136      $11.431           0
                                 2006       $11.431      $12.101           0
                                 2007       $12.101      $14.398           0
                                 2008       $14.398      $ 8.723           0
                                 2009       $ 8.723      $12.456           0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.119           0
                                 2005       $11.119      $11.806           0
                                 2006       $11.806      $13.001           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.001      $12.828           0
                                 2008       $12.828      $ 7.632           0
                                 2009       $ 7.632      $ 9.480           0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.113      $13.083           0
                                 2004       $13.083      $14.093       2,149
                                 2005       $14.093      $14.335       2,160
                                 2006       $14.335      $15.592           0
                                 2007       $15.592      $15.829       2,144
                                 2008       $15.829      $ 8.756       1,915
                                 2009       $ 8.756      $10.446       1,820
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.102           0
                                 2005       $10.102      $10.143           0
                                 2006       $10.143      $10.443           0
                                 2007       $10.443      $10.663           0
                                 2008       $10.663      $ 6.374           0
                                 2009       $ 6.374      $ 6.819           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.273       2,574
                                 2004       $12.273      $12.837       4,994
                                 2005       $12.837      $13.208       5,216
                                 2006       $13.208      $13.954           0
                                 2007       $13.954      $15.586       4,597
                                 2008       $15.586      $ 8.309       2,483
                                 2009       $ 8.309      $11.751       2,272
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.087      $14.222           0
                                 2004       $14.222      $16.587       2,015
                                 2005       $16.587      $18.563       1,996
                                 2006       $18.563      $21.375           0
                                 2007       $21.375      $22.244         666
                                 2008       $22.244      $13.022         578
                                 2009       $13.022      $17.803         545
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.737      $12.946       3,913
                                 2004       $12.946      $13.811       7,014
                                 2005       $13.811      $13.822       6,093
                                 2006       $13.822      $14.813           0
                                 2007       $14.813      $14.463       1,438
                                 2008       $14.463      $ 3.040       3,358
                                 2009       $ 3.040      $ 3.757       3,287

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.468      $12.623       1,641
                                 2004       $12.623      $13.517       1,529
                                 2005       $13.517      $14.023       3,233
                                 2006       $14.023      $15.790           0
                                 2007       $15.790      $16.133       3,225
                                 2008       $16.133      $ 9.714       3,248
                                 2009       $ 9.714      $12.198       2,620
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.719      $14.650       1,111
                                 2004       $14.650      $17.130       1,779
                                 2005       $17.130      $18.440       1,771
                                 2006       $18.440      $20.745           0
                                 2007       $20.745      $20.067       1,470
                                 2008       $20.067      $12.205         382
                                 2009       $12.205      $16.391         373
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.345      $12.379       1,874
                                 2004       $12.379      $14.505           0
                                 2005       $14.505      $15.938           0
                                 2006       $15.938      $16.060           0
                                 2007       $16.060      $16.706           0
                                 2008       $16.706      $ 8.324           0
                                 2009       $ 8.324      $10.801           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.252      $12.126           0
                                 2004       $12.126      $12.900       5,292
                                 2005       $12.900      $12.971       1,969
                                 2006       $12.971      $13.647           0
                                 2007       $13.647      $14.667       1,718
                                 2008       $14.667      $12.305       1,365
                                 2009       $12.305      $14.295       1,475
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.757      $12.421           0
                                 2004       $12.421      $13.297         779
                                 2005       $13.297      $13.956       2,489
                                 2006       $13.956      $15.453           0
                                 2007       $15.453      $15.605       2,710
                                 2008       $15.605      $10.208       2,521
                                 2009       $10.208      $13.541       1,769
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.998      $13.493           0
                                 2004       $13.493      $14.709       3,218
                                 2005       $14.709      $15.186       1,620
                                 2006       $15.186      $17.270           0
                                 2007       $17.270      $15.919       1,620

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.919      $ 9.574       1,526
                                 2009       $ 9.574      $12.193       1,491
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.238      $11.292           0
                                 2004       $11.292      $11.868         562
                                 2005       $11.868      $13.181         562
                                 2006       $13.181      $13.294           0
                                 2007       $13.294      $12.963           0
                                 2008       $12.963      $10.547           0
                                 2009       $10.547      $13.038           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.871      $13.333           0
                                 2004       $13.333      $14.460         694
                                 2005       $14.460      $14.626         709
                                 2006       $14.626      $15.861           0
                                 2007       $15.861      $15.994         729
                                 2008       $15.994      $11.601         679
                                 2009       $11.601      $17.094         656
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.361      $10.433           0
                                 2004       $10.433      $10.689       5,825
                                 2005       $10.689      $10.736       3,625
                                 2006       $10.736      $11.009           0
                                 2007       $11.009      $11.364       3,729
                                 2008       $11.364      $ 8.482       3,501
                                 2009       $ 8.482      $12.204       3,376
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.589      $13.370           0
                                 2004       $13.370      $15.242           0
                                 2005       $15.242      $16.778           0
                                 2006       $16.778      $21.025           0
                                 2007       $21.025      $22.352           0
                                 2008       $22.352      $12.291           0
                                 2009       $12.291      $15.029           0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.697      $12.980           0
                                 2004       $12.980      $14.344           0
                                 2005       $14.344      $15.313           0
                                 2006       $15.313      $17.118           0
                                 2007       $17.118      $15.925           0
                                 2008       $15.925      $ 9.445           0
                                 2009       $ 9.445      $12.123           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.942      $ 9.844           0
                                 2004       $ 9.844      $ 9.721       4,565
                                 2005       $ 9.721      $ 9.779       2,690
                                 2006       $ 9.779      $10.017           0
                                 2007       $10.017      $10.297       7,475
                                 2008       $10.297      $10.362       2,066
                                 2009       $10.362      $10.187       2,577
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.984      $13.484           0
                                 2004       $13.484      $14.592           0
                                 2005       $14.592      $15.750           0
                                 2006       $15.750      $16.775           0
                                 2007       $16.775      $17.401           0
                                 2008       $17.401      $10.457           0
                                 2009       $10.457      $13.556           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.326      $14.560           0
                                 2004       $14.560      $16.489       2,305
                                 2005       $16.489      $17.132       2,353
                                 2006       $17.132      $19.501           0
                                 2007       $19.501      $18.195       1,193
                                 2008       $18.195      $ 9.861       1,239
                                 2009       $ 9.861      $ 9.281           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.846      $13.083           0
                                 2004       $13.083      $13.807           0
                                 2005       $13.807      $14.225           0
                                 2006       $14.225      $15.536           0
                                 2007       $15.536      $15.326           0
                                 2008       $15.326      $ 9.240           0
                                 2009       $ 9.240      $12.074           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.687      $12.072           0
                                 2004       $12.072      $12.816         752
                                 2005       $12.816      $13.077       4,037
                                 2006       $13.077      $14.360           0
                                 2007       $14.360      $14.222       4,037
                                 2008       $14.222      $ 8.271       4,036
                                 2009       $ 8.271      $10.194       4,036
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.652      $14.045           0
                                 2004       $14.045      $16.755           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.755      $17.849           0
                                 2006       $17.849      $22.247           0
                                 2007       $22.247      $26.178           0
                                 2008       $26.178      $17.852           0
                                 2009       $17.852      $18.803           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.803      $13.549           0
                                 2004       $13.549      $15.767           0
                                 2005       $15.767      $17.349           0
                                 2006       $17.349      $17.950           0
                                 2007       $17.950      $18.280           0
                                 2008       $18.280      $ 9.766           0
                                 2009       $ 9.766      $13.293           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.583      $12.387       2,071
                                 2004       $12.387      $12.764           0
                                 2005       $12.764      $13.237           0
                                 2006       $13.237      $13.693           0
                                 2007       $13.693      $14.174           0
                                 2008       $14.174      $ 8.756           0
                                 2009       $ 8.756      $14.080           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.107           0
                                 2005       $11.107      $12.109           0
                                 2006       $12.109      $12.465           0
                                 2007       $12.465      $14.381           0
                                 2008       $14.381      $ 7.501           0
                                 2009       $ 7.501      $11.508           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.320          72
                                 2005       $11.320      $11.563         118
                                 2006       $11.563      $13.166           0
                                 2007       $13.166      $12.615         135
                                 2008       $12.615      $ 7.945         180
                                 2009       $ 7.945      $10.009           0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.784      $13.342           0
                                 2004       $13.342      $14.938       1,959
                                 2005       $14.938      $16.081       1,800
                                 2006       $16.081      $18.299           0
                                 2007       $18.299      $18.404       1,534
                                 2008       $18.404      $12.240       1,393
                                 2009       $12.240      $14.904       1,311

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.865       3,073
                                 2005       $ 9.865      $ 9.914         885
                                 2006       $ 9.914      $10.133           0
                                 2007       $10.133      $10.383         725
                                 2008       $10.383      $10.369         617
                                 2009       $10.369      $10.181           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.934      $11.727           0
                                 2004       $11.727      $12.285         436
                                 2005       $12.285      $12.974         434
                                 2006       $12.974      $13.064           0
                                 2007       $13.064      $14.948         434
                                 2008       $14.948      $ 7.462         559
                                 2009       $ 7.462      $12.127         465
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.295      $13.861         899
                                 2004       $13.861      $14.969         106
                                 2005       $14.969      $16.470         174
                                 2006       $16.470      $17.905           0
                                 2007       $17.905      $18.688         198
                                 2008       $18.688      $15.588         255
                                 2009       $15.588      $19.899           0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.944           0
                                 2005       $10.944      $11.531           0
                                 2006       $11.531      $12.736           0
                                 2007       $12.736      $12.914           0
                                 2008       $12.914      $ 9.796           0
                                 2009       $ 9.796      $11.772           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.741       1,949
                                 2005       $10.741      $12.195       1,386
                                 2006       $12.195      $12.456       1,459
                                 2007       $12.456      $14.896       1,945
                                 2008       $14.896      $ 7.426       1,686
                                 2009       $ 7.426      $12.061       1,402
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.716         906
                                 2005       $10.716      $12.142       2,976
                                 2006       $12.142      $12.367       3,087
                                 2007       $12.367      $14.760       2,735
                                 2008       $14.760      $ 7.335       2,982
                                 2009       $ 7.335      $11.884       2,046

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.064           0
                                 2005       $11.064      $12.155           0
                                 2006       $12.155      $14.491           0
                                 2007       $14.491      $15.607           0
                                 2008       $15.607      $10.880           0
                                 2009       $10.880      $13.830           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.813           0
                                 2007       $ 9.813      $11.803         965
                                 2008       $11.803      $ 6.158           0
                                 2009       $ 6.158      $ 9.508           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.566           0
                                 2004       $13.566      $15.831           0
                                 2005       $15.831      $17.534           0
                                 2006       $17.534      $19.240           0
                                 2007       $19.240      $19.433           0
                                 2008       $19.433      $11.356           0
                                 2009       $11.356      $16.338           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.283         225
                                 2005       $11.283      $12.433         262
                                 2006       $12.433      $14.724         245
                                 2007       $14.724      $15.578         213
                                 2008       $15.578      $ 8.973         186
                                 2009       $ 8.973      $12.254         178
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.277       1,055
                                 2005       $11.277      $12.408       1,073
                                 2006       $12.408      $14.685           0
                                 2007       $14.685      $15.522       1,088
                                 2008       $15.522      $ 8.920         997
                                 2009       $ 8.920      $12.179         781
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.385      $14.497           0
                                 2004       $14.497      $19.354       1,331
                                 2005       $19.354      $22.170         313
                                 2006       $22.170      $29.946           0
                                 2007       $29.946      $24.303         304
                                 2008       $24.303      $14.769         378
                                 2009       $14.769      $18.618          74

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.508        983



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION
 DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)) OR (WITH THE MAV DEATH BENEFIT
OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION
                        DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.8



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.242         0
                                 2007       $10.242      $11.774         0
                                 2008       $11.774      $ 6.613         0
                                 2009       $ 6.613      $ 8.780         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.433         0
                                 2007       $10.433      $11.085         0
                                 2008       $11.085      $ 8.130         0
                                 2009       $ 8.130      $ 9.877         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.463         0
                                 2007       $10.463      $11.275         0
                                 2008       $11.275      $ 7.426         0
                                 2009       $ 7.426      $ 9.356         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.472         0
                                 2007       $10.472      $11.399         0
                                 2008       $11.399      $ 6.907         0
                                 2009       $ 6.907      $ 8.881         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.324         0
                                 2007       $10.324      $10.716         0
                                 2008       $10.716      $ 9.378         0
                                 2009       $ 9.378      $10.537         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.720         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.720      $11.650           0
                                 2008       $11.650      $ 6.306           0
                                 2009       $ 6.306      $ 8.926           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.794           0
                                 2007       $10.794      $11.126           0
                                 2008       $11.126      $ 6.853           0
                                 2009       $ 6.853      $ 8.483           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.852           0
                                 2007       $ 9.852      $11.135           0
                                 2008       $11.135      $ 6.591           0
                                 2009       $ 6.591      $ 9.028           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.844         570
                                 2003       $10.844      $13.359       5,100
                                 2004       $13.359      $14.483       5,910
                                 2005       $14.483      $14.695       5,709
                                 2006       $14.695      $16.817           0
                                 2007       $16.817      $15.869       4,350
                                 2008       $15.869      $10.087       4,526
                                 2009       $10.087      $12.511       4,493
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.210           0
                                 2005       $11.210      $11.164           0
                                 2006       $11.164      $12.938           0
                                 2007       $12.938      $13.155           0
                                 2008       $13.155      $ 9.070           0
                                 2009       $ 9.070      $12.054           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.515           0
                                 2005       $10.515      $10.415           0
                                 2006       $10.415      $11.321           0
                                 2007       $11.321      $11.786           0
                                 2008       $11.786      $ 7.562           0
                                 2009       $ 7.562      $ 9.616           0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.528         399
                                 2003       $11.528      $15.507         399
                                 2004       $15.507      $16.942         399
                                 2005       $16.942      $17.401         399
                                 2006       $17.401      $18.538         399
                                 2007       $18.538      $20.209         399

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $20.209      $11.389         399
                                 2009       $11.389      $16.027         399
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.218           0
                                 2003       $11.218      $14.527         336
                                 2004       $14.527      $17.619         688
                                 2005       $17.619      $18.784         881
                                 2006       $18.784      $21.537           0
                                 2007       $21.537      $20.604       1,028
                                 2008       $20.604      $13.526       1,141
                                 2009       $13.526      $17.122       1,408
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.225           0
                                 2005       $10.225      $10.263           0
                                 2006       $10.263      $10.463           0
                                 2007       $10.463      $10.931           0
                                 2008       $10.931      $11.527           0
                                 2009       $11.527      $11.647           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.989           0
                                 2007       $10.989      $12.045           0
                                 2008       $12.045      $ 8.446           0
                                 2009       $ 8.446      $10.208           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.318         598
                                 2003       $10.318      $12.656       5,774
                                 2004       $12.656      $13.971       6,696
                                 2005       $13.971      $15.139       6,325
                                 2006       $15.139      $17.566           0
                                 2007       $17.566      $17.813       4,773
                                 2008       $17.813      $10.980       4,945
                                 2009       $10.980      $13.564       4,885
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.226           0
                                 2003       $11.226      $16.833           0
                                 2004       $16.833      $20.576           0
                                 2005       $20.576      $25.699           0
                                 2006       $25.699      $32.264           0
                                 2007       $32.264      $40.721           0
                                 2008       $40.721      $18.874           0
                                 2009       $18.874      $31.928           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.468           0
                                 2003       $10.468      $13.565       3,988
                                 2004       $13.565      $15.759       4,036
                                 2005       $15.759      $17.017       3,722
                                 2006       $17.017      $20.256           0
                                 2007       $20.256      $22.920       2,386
                                 2008       $22.920      $13.393       2,396
                                 2009       $13.393      $17.989       2,241
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.714           0
                                 2003       $10.714      $12.857           0
                                 2004       $12.857      $14.458           0
                                 2005       $14.458      $13.735           0
                                 2006       $13.735      $15.182           0
                                 2007       $15.182      $16.515           0
                                 2008       $16.515      $17.191           0
                                 2009       $17.191      $19.997           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.901           0
                                 2005       $10.901      $11.427           0
                                 2006       $11.427      $12.840           0
                                 2007       $12.840      $13.429           0
                                 2008       $13.429      $ 9.388           0
                                 2009       $ 9.388      $11.591           0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.352           0
                                 2005       $10.352      $10.279           0
                                 2006       $10.279      $11.015           0
                                 2007       $11.015      $11.463           0
                                 2008       $11.463      $ 9.265           0
                                 2009       $ 9.265      $12.196           0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.885           0
                                 2005       $10.885      $11.015           0
                                 2006       $11.015      $12.662           0
                                 2007       $12.662      $12.835           0
                                 2008       $12.835      $ 7.998           0
                                 2009       $ 7.998      $ 9.320           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.133           0
                                 2005       $11.133      $11.417           0
                                 2006       $11.417      $12.073           0
                                 2007       $12.073      $14.350           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.350      $ 8.685           0
                                 2009       $ 8.685      $12.390           0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.116           0
                                 2005       $11.116      $11.791           0
                                 2006       $11.791      $12.971           0
                                 2007       $12.971      $12.785           0
                                 2008       $12.785      $ 7.599           0
                                 2009       $ 7.599      $ 9.430           0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.689           0
                                 2003       $10.689      $13.063       9,972
                                 2004       $13.063      $14.057       9,972
                                 2005       $14.057      $14.284       9,972
                                 2006       $14.284      $15.521           0
                                 2007       $15.521      $15.740       9,972
                                 2008       $15.740      $ 8.698           0
                                 2009       $ 8.698      $10.366           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.100           0
                                 2005       $10.100      $10.130           0
                                 2006       $10.130      $10.419           0
                                 2007       $10.419      $10.628           0
                                 2008       $10.628      $ 6.346           0
                                 2009       $ 6.346      $ 6.783           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.264           0
                                 2004       $12.264      $12.815           0
                                 2005       $12.815      $13.172           0
                                 2006       $13.172      $13.902           0
                                 2007       $13.902      $15.512           0
                                 2008       $15.512      $ 8.261           0
                                 2009       $ 8.261      $11.671           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.141           0
                                 2003       $10.141      $14.200      10,141
                                 2004       $14.200      $16.545           0
                                 2005       $16.545      $18.497           0
                                 2006       $18.497      $21.278           0
                                 2007       $21.278      $22.120           0
                                 2008       $22.120      $12.936           0
                                 2009       $12.936      $17.668           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.654           0
                                 2003       $10.654      $12.927       2,095
                                 2004       $12.927      $13.776       2,792
                                 2005       $13.776      $13.773       2,733
                                 2006       $13.773      $14.746           0
                                 2007       $14.746      $14.383       2,699
                                 2008       $14.383      $ 3.020       4,325
                                 2009       $ 3.020      $ 3.728       5,847
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.170         596
                                 2003       $10.170      $12.604       3,563
                                 2004       $12.604      $13.482       3,511
                                 2005       $13.482      $13.974       3,184
                                 2006       $13.974      $15.718           0
                                 2007       $15.718      $16.043       1,859
                                 2008       $16.043      $ 9.650       2,093
                                 2009       $ 9.650      $12.105       2,010
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.347           0
                                 2003       $10.347      $14.628           0
                                 2004       $14.628      $17.087           0
                                 2005       $17.087      $18.375           0
                                 2006       $18.375      $20.650           0
                                 2007       $20.650      $19.955           0
                                 2008       $19.955      $12.125           0
                                 2009       $12.125      $16.267           0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.054           0
                                 2003       $10.054      $12.361           0
                                 2004       $12.361      $14.469           0
                                 2005       $14.469      $15.881           0
                                 2006       $15.881      $15.986           0
                                 2007       $15.986      $16.612           0
                                 2008       $16.612      $ 8.269           0
                                 2009       $ 8.269      $10.719           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.544       1,559
                                 2003       $10.544      $12.108      10,907
                                 2004       $12.108      $12.868      10,785
                                 2005       $12.868      $12.925      10,174
                                 2006       $12.925      $13.585           0
                                 2007       $13.585      $14.585       7,918
                                 2008       $14.585      $12.224       5,199
                                 2009       $12.224      $14.186       5,428

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.381           0
                                 2003       $10.381      $12.402           0
                                 2004       $12.402      $13.263           0
                                 2005       $13.263      $13.906           0
                                 2006       $13.906      $15.383           0
                                 2007       $15.383      $15.518           0
                                 2008       $15.518      $10.141           0
                                 2009       $10.141      $13.438           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.791         665
                                 2003       $10.791      $13.472       2,374
                                 2004       $13.472      $14.671       2,098
                                 2005       $14.671      $15.132       1,909
                                 2006       $15.132      $17.192           0
                                 2007       $17.192      $15.830       1,658
                                 2008       $15.830      $ 9.511         931
                                 2009       $ 9.511      $12.101         928
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.717           0
                                 2003       $ 9.717      $11.275         435
                                 2004       $11.275      $11.838         517
                                 2005       $11.838      $13.135         494
                                 2006       $13.135      $13.234           0
                                 2007       $13.234      $12.891         583
                                 2008       $12.891      $10.477         459
                                 2009       $10.477      $12.939         407
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.734           0
                                 2003       $10.734      $13.312       1,989
                                 2004       $13.312      $14.423       1,588
                                 2005       $14.423      $14.575       1,337
                                 2006       $14.575      $15.789           0
                                 2007       $15.789      $15.905       1,022
                                 2008       $15.905      $11.525           0
                                 2009       $11.525      $16.964           0
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.178         998
                                 2003       $10.178      $10.417       5,803
                                 2004       $10.417      $10.662       5,972
                                 2005       $10.662      $10.697       5,397
                                 2006       $10.697      $10.959           0
                                 2007       $10.959      $11.301       4,672
                                 2008       $11.301      $ 8.426       2,129
                                 2009       $ 8.426      $12.111       1,944

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.597       1,034
                                 2003       $10.597      $13.350       2,219
                                 2004       $13.350      $15.203       2,124
                                 2005       $15.203      $16.719       2,075
                                 2006       $16.719      $20.930           0
                                 2007       $20.930      $22.227       1,770
                                 2008       $22.227      $12.210       2,127
                                 2009       $12.210      $14.914       2,045
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.400           0
                                 2003       $10.400      $12.960           0
                                 2004       $12.960      $14.308           0
                                 2005       $14.308      $15.259           0
                                 2006       $15.259      $17.040           0
                                 2007       $17.040      $15.836           0
                                 2008       $15.836      $ 9.382           0
                                 2009       $ 9.382      $12.030           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.978         618
                                 2003       $ 9.978      $ 9.829       2,196
                                 2004       $ 9.829      $ 9.697       4,978
                                 2005       $ 9.697      $ 9.745       5,180
                                 2006       $ 9.745      $ 9.971           0
                                 2007       $ 9.971      $10.239       5,566
                                 2008       $10.239      $10.293       3,627
                                 2009       $10.293      $10.109       4,664
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.372           0
                                 2003       $10.372      $13.463           0
                                 2004       $13.463      $14.556           0
                                 2005       $14.556      $15.694           0
                                 2006       $15.694      $16.699           0
                                 2007       $16.699      $17.304           0
                                 2008       $17.304      $10.388           0
                                 2009       $10.388      $13.453           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.197           0
                                 2003       $11.197      $14.538           0
                                 2004       $14.538      $16.447         250
                                 2005       $16.447      $17.071         390
                                 2006       $17.071      $19.412           0
                                 2007       $19.412      $18.093         558
                                 2008       $18.093      $ 9.796         791
                                 2009       $ 9.796      $ 9.219           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.635           0
                                 2003       $10.635      $13.064           0
                                 2004       $13.064      $13.772           0
                                 2005       $13.772      $14.175           0
                                 2006       $14.175      $15.465           0
                                 2007       $15.465      $15.241           0
                                 2008       $15.241      $ 9.179           0
                                 2009       $ 9.179      $11.982           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.508         586
                                 2003       $10.508      $12.054       3,964
                                 2004       $12.054      $12.784       3,935
                                 2005       $12.784      $13.031       3,624
                                 2006       $13.031      $14.295           0
                                 2007       $14.295      $14.143       2,411
                                 2008       $14.143      $ 8.216       2,479
                                 2009       $ 8.216      $10.117       2,685
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.462           0
                                 2003       $11.462      $14.023           0
                                 2004       $14.023      $16.713           0
                                 2005       $16.713      $17.786           0
                                 2006       $17.786      $22.146           0
                                 2007       $22.146      $26.032           0
                                 2008       $26.032      $17.734           0
                                 2009       $17.734      $18.660           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.365         447
                                 2003       $10.365      $13.529         781
                                 2004       $13.529      $15.702         702
                                 2005       $15.727      $17.288         689
                                 2006       $17.288      $17.868           0
                                 2007       $17.868      $18.178         662
                                 2008       $18.178      $ 9.701         640
                                 2009       $ 9.701      $13.192         638
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.102       1,286
                                 2003       $10.102      $12.368       2,506
                                 2004       $12.368      $12.732       2,629
                                 2005       $12.732      $13.190       2,633
                                 2006       $13.190      $13.631           0
                                 2007       $13.631      $14.095       2,837
                                 2008       $14.095      $ 8.699       3,003

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 8.699      $13.973       2,494
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.100           0
                                 2005       $11.100      $12.088           0
                                 2006       $12.088      $12.432           0
                                 2007       $12.432      $14.327           0
                                 2008       $14.327      $ 7.465           0
                                 2009       $ 7.465      $11.441           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.312         363
                                 2005       $11.312      $11.544         579
                                 2006       $11.544      $13.130           0
                                 2007       $13.130      $12.568         803
                                 2008       $12.568      $ 7.907         977
                                 2009       $ 7.907      $ 9.952       1,334
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.646           0
                                 2003       $10.646      $13.322           0
                                 2004       $13.322      $14.901       1,504
                                 2005       $14.901      $16.024       1,768
                                 2006       $16.024      $18.215           0
                                 2007       $18.215      $18.301       2,137
                                 2008       $18.301      $12.159       2,392
                                 2009       $12.159      $14.790       2,979
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.855           0
                                 2005       $ 9.855      $ 9.894           0
                                 2006       $ 9.894      $10.102           0
                                 2007       $10.102      $10.341           0
                                 2008       $10.341      $10.317           0
                                 2009       $10.317      $10.119           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.404           0
                                 2003       $ 9.404      $11.709           0
                                 2004       $11.709      $12.254         838
                                 2005       $12.254      $12.928       1,232
                                 2006       $12.928      $13.004           0
                                 2007       $13.004      $14.865       1,713
                                 2008       $14.865      $ 7.413       2,432
                                 2009       $ 7.413      $12.035       2,823
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.052           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.052      $13.840           0
                                 2004       $13.840      $14.932           0
                                 2005       $14.932      $16.411           0
                                 2006       $16.411      $17.824           0
                                 2007       $17.824      $18.584           0
                                 2008       $18.584      $15.486           0
                                 2009       $15.486      $19.748           0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.937           0
                                 2005       $10.937      $11.511           0
                                 2006       $11.511      $12.702           0
                                 2007       $12.702      $12.866           0
                                 2008       $12.866      $ 9.750           0
                                 2009       $ 9.750      $11.705           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.734       1,982
                                 2005       $10.734      $12.174       1,587
                                 2006       $12.174      $12.422       1,231
                                 2007       $12.422      $14.840           0
                                 2008       $14.840      $ 7.390           0
                                 2009       $ 7.390      $11.992           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.709           0
                                 2005       $10.709      $12.121           0
                                 2006       $12.121      $12.333           0
                                 2007       $12.333      $14.705           0
                                 2008       $14.705      $ 7.300           0
                                 2009       $ 7.300      $11.816           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.052           0
                                 2005       $11.052      $12.131           0
                                 2006       $12.131      $14.447           0
                                 2007       $14.447      $15.543           0
                                 2008       $15.543      $10.825           0
                                 2009       $10.825      $13.746           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.806           0
                                 2007       $ 9.806      $11.783           0
                                 2008       $11.783      $ 6.142           0
                                 2009       $ 6.142      $ 9.473           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.556         356

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.556      $15.804         397
                                 2005       $15.804      $17.487         385
                                 2006       $17.487      $19.168           0
                                 2007       $19.168      $19.341         371
                                 2008       $19.341      $11.291         418
                                 2009       $11.291      $16.228         311
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.276       2,244
                                 2005       $11.276      $12.412       2,122
                                 2006       $12.412      $14.684       2,017
                                 2007       $14.684      $15.519       1,911
                                 2008       $15.519      $ 8.930       2,205
                                 2009       $ 8.930      $12.184       2,014
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.269         566
                                 2005       $11.269      $12.387         865
                                 2006       $12.387      $14.645           0
                                 2007       $14.645      $15.464         990
                                 2008       $15.464      $ 8.878       1,279
                                 2009       $ 8.878      $12.109       1,649
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.694         585
                                 2003       $10.694      $14.475       2,037
                                 2004       $14.475      $19.305       2,427
                                 2005       $19.305      $22.091       2,218
                                 2006       $22.091      $29.810           0
                                 2007       $29.810      $24.167       2,118
                                 2008       $24.167      $14.671       2,567
                                 2009       $14.671      $18.476       2,420
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.412       1,066



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT
  OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 1.85



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.238           0
                                 2007       $10.238      $11.764         673
                                 2008       $11.764      $ 6.604         209
                                 2009       $ 6.604      $ 8.764       1,109
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.429           0
                                 2007       $10.429      $11.076           0
                                 2008       $11.076      $ 8.119           0
                                 2009       $ 8.119      $ 9.859           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.459           0
                                 2007       $10.459      $11.266       7,734
                                 2008       $11.266      $ 7.416           0
                                 2009       $ 7.416      $ 9.338           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.468           0
                                 2007       $10.468      $11.389           0
                                 2008       $11.389      $ 6.898           0
                                 2009       $ 6.898      $ 8.864           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.320           0
                                 2007       $10.320      $10.707           0
                                 2008       $10.707      $ 9.366           0
                                 2009       $ 9.366      $10.518           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.716           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.716      $11.640           0
                                 2008       $11.640      $ 6.297       1,569
                                 2009       $ 6.297      $ 8.909       2,404
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.791           0
                                 2007       $10.791      $11.117       4,020
                                 2008       $11.117      $ 6.843       6,411
                                 2009       $ 6.843      $ 8.467       6,358
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.848           0
                                 2007       $ 9.848      $11.126           0
                                 2008       $11.126      $ 6.582           0
                                 2009       $ 6.582      $ 9.011           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.707      $13.366       6,414
                                 2004       $13.366      $14.483      13,159
                                 2005       $14.483      $14.687      11,499
                                 2006       $14.687      $16.799           0
                                 2007       $16.799      $15.844       8,625
                                 2008       $15.844      $10.066       8,137
                                 2009       $10.066      $12.479       6,127
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.206       5,667
                                 2005       $11.206      $11.154       4,739
                                 2006       $11.154      $12.920           0
                                 2007       $12.920      $13.131       4,730
                                 2008       $13.131      $ 9.048       4,732
                                 2009       $ 9.048      $12.019       2,039
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.513       1,643
                                 2005       $10.513      $10.409       2,729
                                 2006       $10.409      $11.308           0
                                 2007       $11.308      $11.766       3,251
                                 2008       $11.766      $ 7.546       3,990
                                 2009       $ 7.546      $ 9.590       4,437
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.830      $15.514           0
                                 2004       $15.514      $16.942           0
                                 2005       $16.942      $17.391           0
                                 2006       $17.391      $18.519           0
                                 2007       $18.519      $20.178           0
                                 2008       $20.178      $11.366           0
                                 2009       $11.366      $15.986           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.048      $14.534       8,942
                                 2004       $14.534      $17.619      19,864
                                 2005       $17.619      $18.774      19,233
                                 2006       $18.774      $21.515           0
                                 2007       $21.515      $20.572      18,274
                                 2008       $20.572      $13.498      14,843
                                 2009       $13.498      $17.078      11,669
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.221       3,488
                                 2005       $10.221      $10.254       3,520
                                 2006       $10.254      $10.449           0
                                 2007       $10.449      $10.911       4,063
                                 2008       $10.911      $11.500      16,262
                                 2009       $11.500      $11.614      20,332
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.985           0
                                 2007       $10.985      $12.034       3,578
                                 2008       $12.034      $ 8.434       3,109
                                 2009       $ 8.434      $10.189       3,889
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.608      $12.662       9,049
                                 2004       $12.662      $13.970      16,465
                                 2005       $13.970      $15.131      16,316
                                 2006       $15.131      $17.548           0
                                 2007       $17.548      $17.786      11,768
                                 2008       $17.786      $10.957      11,088
                                 2009       $10.957      $13.530       9,112
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.684      $16.842         798
                                 2004       $16.842      $20.575       8,472
                                 2005       $20.575      $25.685      10,583
                                 2006       $25.685      $32.231           0
                                 2007       $32.231      $40.658      10,979
                                 2008       $40.658      $18.835       5,765
                                 2009       $18.835      $31.846       4,702
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.385      $13.572       9,394
                                 2004       $13.572      $15.759      16,188
                                 2005       $15.759      $17.008      16,699
                                 2006       $17.008      $20.235           0
                                 2007       $20.235      $22.884      17,130

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.884      $13.365      16,783
                                 2009       $13.365      $17.942      14,817
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.592      $12.863           0
                                 2004       $12.863      $14.458           0
                                 2005       $14.458      $13.728           0
                                 2006       $13.728      $15.166           0
                                 2007       $15.166      $16.490           0
                                 2008       $16.490      $17.156           0
                                 2009       $17.156      $19.946           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.899         419
                                 2005       $10.899      $11.420         975
                                 2006       $11.420      $12.826           0
                                 2007       $12.826      $13.407       2,637
                                 2008       $13.407      $ 9.368       2,829
                                 2009       $ 9.368      $11.560       2,294
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.351       1,686
                                 2005       $10.351      $10.273       2,590
                                 2006       $10.273      $11.003           0
                                 2007       $11.003      $11.444       1,799
                                 2008       $11.444      $ 9.244       1,490
                                 2009       $ 9.244      $12.163       1,368
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.884         741
                                 2005       $10.884      $11.008       1,708
                                 2006       $11.008      $12.647           0
                                 2007       $12.647      $12.814       1,636
                                 2008       $12.814      $ 7.980       1,672
                                 2009       $ 7.980      $ 9.295           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.132           0
                                 2005       $11.132      $11.409           0
                                 2006       $11.409      $12.060           0
                                 2007       $12.060      $14.326       2,095
                                 2008       $14.326      $ 8.666       2,316
                                 2009       $ 8.666      $12.357       2,426
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.115       2,877
                                 2005       $11.115      $11.784       3,398
                                 2006       $11.784      $12.956           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.956      $12.764       3,980
                                 2008       $12.764      $ 7.582       4,502
                                 2009       $ 7.582      $ 9.405       4,036
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.113      $13.069       6,553
                                 2004       $13.069      $14.057      18,490
                                 2005       $14.057      $14.277      18,615
                                 2006       $14.277      $15.505           0
                                 2007       $15.505      $15.716      11,507
                                 2008       $15.716      $ 8.680       7,239
                                 2009       $ 8.680      $10.340       4,730
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.099       7,124
                                 2005       $10.099      $10.124       7,433
                                 2006       $10.124      $10.407           0
                                 2007       $10.407      $10.611       3,587
                                 2008       $10.611      $ 6.333       3,885
                                 2009       $ 6.333      $ 6.765       4,319
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.260      11,735
                                 2004       $12.260      $12.805      28,900
                                 2005       $12.805      $13.154      28,532
                                 2006       $13.154      $13.876           0
                                 2007       $13.876      $15.475      19,535
                                 2008       $15.475      $ 8.237      14,347
                                 2009       $ 8.237      $11.632      12,823
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.087      $14.207       9,009
                                 2004       $14.207      $16.545      10,742
                                 2005       $16.545      $18.487      13,140
                                 2006       $18.487      $21.256           0
                                 2007       $21.256      $22.086      10,246
                                 2008       $22.086      $12.909       9,869
                                 2009       $12.909      $17.623       8,802
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.737      $12.933       3,784
                                 2004       $12.933      $13.776      27,865
                                 2005       $13.776      $13.766      30,888
                                 2006       $13.766      $14.730           0
                                 2007       $14.730      $14.360      20,585
                                 2008       $14.360      $ 3.014      32,418
                                 2009       $ 3.014      $ 3.719      34,069

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.468      $12.610      14,325
                                 2004       $12.610      $13.482      23,569
                                 2005       $13.482      $13.966      26,249
                                 2006       $13.966      $15.701           0
                                 2007       $15.701      $16.018      21,791
                                 2008       $16.018      $ 9.630      20,905
                                 2009       $ 9.630      $12.074      18,633
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.719      $14.635       9,564
                                 2004       $14.635      $17.087      17,730
                                 2005       $17.087      $18.365      17,054
                                 2006       $18.365      $20.629           0
                                 2007       $20.629      $19.925      13,137
                                 2008       $19.925      $12.100      10,216
                                 2009       $12.100      $16.225       9,300
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.345      $12.367       8,270
                                 2004       $12.367      $14.468      22,949
                                 2005       $14.468      $15.873      23,630
                                 2006       $15.873      $15.970           0
                                 2007       $15.970      $16.587      21,013
                                 2008       $16.587      $ 8.252      15,595
                                 2009       $ 8.252      $10.691      14,512
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.252      $12.114      12,851
                                 2004       $12.114      $12.867      39,449
                                 2005       $12.867      $12.918      43,327
                                 2006       $12.918      $13.571           0
                                 2007       $13.571      $14.562      29,171
                                 2008       $14.562      $12.199      18,707
                                 2009       $12.199      $14.150      17,775
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.756      $12.408           0
                                 2004       $12.408      $13.263       4,154
                                 2005       $13.263      $13.899       2,668
                                 2006       $13.899      $15.367           0
                                 2007       $15.367      $15.494       3,338
                                 2008       $15.494      $10.120       1,059
                                 2009       $10.120      $13.404       1,023
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.998      $13.479      12,776
                                 2004       $13.479      $14.671      29,015
                                 2005       $14.671      $15.124      28,084
                                 2006       $15.124      $17.174           0
                                 2007       $17.174      $15.806      25,435

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.806      $ 9.491      22,320
                                 2009       $ 9.491      $12.070      19,919
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.238      $11.281       5,054
                                 2004       $11.281      $11.838      13,584
                                 2005       $11.838      $13.128      13,256
                                 2006       $13.128      $13.220           0
                                 2007       $13.220      $12.871      11,355
                                 2008       $12.871      $10.456       7,033
                                 2009       $10.456      $12.906       4,107
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.871      $13.319       2,954
                                 2004       $13.319      $14.423      11,842
                                 2005       $14.423      $14.567      11,378
                                 2006       $14.567      $15.772           0
                                 2007       $15.772      $15.881       9,344
                                 2008       $15.881      $11.501       7,876
                                 2009       $11.501      $16.921       6,328
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.361      $10.422      20,519
                                 2004       $10.422      $10.662      49,072
                                 2005       $10.662      $10.692      53,873
                                 2006       $10.692      $10.948           0
                                 2007       $10.948      $11.283      46,398
                                 2008       $11.283      $ 8.409      35,253
                                 2009       $ 8.409      $12.080      35,626
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.580      $13.356       1,504
                                 2004       $13.356      $15.203       5,112
                                 2005       $15.203      $16.710       6,279
                                 2006       $16.710      $20.908           0
                                 2007       $20.908      $22.193       9,605
                                 2008       $22.193      $12.184       6,818
                                 2009       $12.184      $14.876       6,370
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.697      $12.966       1,089
                                 2004       $12.966      $14.308       4,584
                                 2005       $14.308      $15.251       4,561
                                 2006       $15.251      $17.022           0
                                 2007       $17.022      $15.812       4,455
                                 2008       $15.812      $ 9.363       1,427
                                 2009       $ 9.363      $11.999       1,375

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.942      $ 9.834       1,411
                                 2004       $ 9.834      $ 9.697      18,684
                                 2005       $ 9.697      $ 9.740      19,944
                                 2006       $ 9.740      $ 9.961           0
                                 2007       $ 9.961      $10.223      15,045
                                 2008       $10.223      $10.272      74,829
                                 2009       $10.272      $10.083      80,337
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.984      $13.470       3,072
                                 2004       $13.470      $14.555       2,704
                                 2005       $14.555      $15.686       2,145
                                 2006       $15.686      $16.682           0
                                 2007       $16.682      $17.277       1,541
                                 2008       $17.277      $10.367       1,105
                                 2009       $10.367      $13.419       1,111
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.326      $14.545       3,196
                                 2004       $14.545      $16.447           5
                                 2005       $16.447      $17.062       3,365
                                 2006       $17.062      $19.392           0
                                 2007       $19.392      $18.065       2,513
                                 2008       $18.065      $ 9.776       2,660
                                 2009       $ 9.776      $ 9.199           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.846      $13.070       1,293
                                 2004       $13.070      $13.771       3,828
                                 2005       $13.771      $14.167       3,658
                                 2006       $14.167      $15.449           0
                                 2007       $15.449      $15.217       3,596
                                 2008       $15.217      $ 9.160       3,702
                                 2009       $ 9.160      $11.952       3,687
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.687      $12.060      10,003
                                 2004       $12.060      $12.783      31,531
                                 2005       $12.783      $13.024      32,194
                                 2006       $13.024      $14.280           0
                                 2007       $14.280      $14.121      29,033
                                 2008       $14.121      $ 8.199      23,207
                                 2009       $ 8.199      $10.091      21,661
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.652      $14.030         847
                                 2004       $14.030      $16.713       2,575

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.713      $17.777       1,332
                                 2006       $17.777      $22.123           0
                                 2007       $22.123      $25.991       1,095
                                 2008       $25.991      $17.697         823
                                 2009       $17.697      $18.612         954
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.803      $13.535       5,259
                                 2004       $13.535      $15.726      12,861
                                 2005       $15.726      $17.278      13,827
                                 2006       $17.278      $17.850           0
                                 2007       $17.850      $18.150      10,632
                                 2008       $18.150      $ 9.681       8,180
                                 2009       $ 9.681      $13.158       7,230
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.583      $12.374      14,461
                                 2004       $12.374      $12.732      28,061
                                 2005       $12.732      $13.183      27,583
                                 2006       $13.183      $13.616           0
                                 2007       $13.616      $14.073      25,698
                                 2008       $14.073      $ 8.681      21,054
                                 2009       $ 8.681      $13.937      17,470
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.096      11,593
                                 2005       $11.096      $12.078      11,580
                                 2006       $12.078      $12.415           0
                                 2007       $12.415      $14.300       7,233
                                 2008       $14.300      $ 7.447       7,783
                                 2009       $ 7.447      $11.408       7,061
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.309       8,931
                                 2005       $11.309      $11.534      13,719
                                 2006       $11.534      $13.112           0
                                 2007       $13.112      $12.544      10,065
                                 2008       $12.544      $ 7.889       9,917
                                 2009       $ 7.889      $ 9.923       6,963
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.783      $13.328      12,743
                                 2004       $13.328      $14.900      19,585
                                 2005       $14.900      $16.016      21,683
                                 2006       $16.016      $18.196           0
                                 2007       $18.196      $18.273      17,992
                                 2008       $18.273      $12.134      15,640
                                 2009       $12.134      $14.752      15,692

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.850      12,026
                                 2005       $ 9.850      $ 9.884      12,651
                                 2006       $ 9.884      $10.086           0
                                 2007       $10.086      $10.320       8,353
                                 2008       $10.320      $10.290       7,536
                                 2009       $10.290      $10.089           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.934      $11.715       3,348
                                 2004       $11.715      $12.254       8,995
                                 2005       $12.254      $12.921       8,596
                                 2006       $12.921      $12.991           0
                                 2007       $12.991      $14.842       5,512
                                 2008       $14.842      $ 7.398       2,171
                                 2009       $ 7.398      $12.004       1,966
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.295      $13.847         576
                                 2004       $13.847      $14.931       2,472
                                 2005       $14.931      $16.403       2,472
                                 2006       $16.403      $17.805           0
                                 2007       $17.805      $18.555       2,573
                                 2008       $18.555      $15.454       1,745
                                 2009       $15.454      $19.697       1,355
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.933          42
                                 2005       $10.933      $11.501          40
                                 2006       $11.501      $12.684           0
                                 2007       $12.684      $12.842          39
                                 2008       $12.842      $ 9.726          38
                                 2009       $ 9.726      $11.671          80
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.730       7,081
                                 2005       $10.730      $12.164       6,573
                                 2006       $12.164      $12.405       6,415
                                 2007       $12.405      $14.813       5,308
                                 2008       $14.813      $ 7.373       7,930
                                 2009       $ 7.373      $11.957       6,728
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.705       1,033
                                 2005       $10.705      $12.111         922
                                 2006       $12.111      $12.316           0
                                 2007       $12.316      $14.677           0
                                 2008       $14.677      $ 7.282           0
                                 2009       $ 7.282      $11.781           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.047           0
                                 2005       $11.047      $12.118       4,189
                                 2006       $12.118      $14.425           0
                                 2007       $14.425      $15.511       6,481
                                 2008       $15.511      $10.797       4,104
                                 2009       $10.797      $13.704       4,622
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.803           0
                                 2007       $ 9.803      $11.773           0
                                 2008       $11.773      $ 6.133         922
                                 2009       $ 6.133      $ 9.455       8,648
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.552       1,958
                                 2004       $13.552      $15.791       7,300
                                 2005       $15.791      $17.463       7,213
                                 2006       $17.463      $19.132           0
                                 2007       $19.132      $19.295       6,355
                                 2008       $19.295      $11.258       8,520
                                 2009       $11.258      $16.173       7,944
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.272       8,531
                                 2005       $11.272      $12.402       8,408
                                 2006       $12.402      $14.664       7,864
                                 2007       $14.664      $15.490       7,101
                                 2008       $15.490      $ 8.909       6,937
                                 2009       $ 8.909      $12.149       6,386
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.265       1,556
                                 2005       $11.265      $12.377       3,272
                                 2006       $12.377      $14.626           0
                                 2007       $14.626      $15.435       3,869
                                 2008       $15.435      $ 8.857       4,067
                                 2009       $ 8.857      $12.074       4,098
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.385      $14.482       2,437
                                 2004       $14.482      $19.304      13,186
                                 2005       $19.304      $22.080      13,396
                                 2006       $22.080      $29.779           0
                                 2007       $29.779      $24.130      10,628
                                 2008       $24.130      $14.641       8,588
                                 2009       $14.641      $18.429       6,714

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.381       2,585



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 1.95



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.231         0
                                 2007       $10.231      $11.743         0
                                 2008       $11.743      $ 6.586         0
                                 2009       $ 6.586      $ 8.731         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.422         0
                                 2007       $10.422      $11.057         0
                                 2008       $11.057      $ 8.097         0
                                 2009       $ 8.097      $ 9.822         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.452         0
                                 2007       $10.452      $11.246         0
                                 2008       $11.246      $ 7.396         0
                                 2009       $ 7.396      $ 9.303         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.461         0
                                 2007       $10.461      $11.370         0
                                 2008       $11.370      $ 6.879         0
                                 2009       $ 6.879      $ 8.831         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.313         0
                                 2007       $10.313      $10.688         0
                                 2008       $10.688      $ 9.340         0
                                 2009       $ 9.340      $10.478         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.710         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.710      $11.620         0
                                 2008       $11.620      $ 6.280         0
                                 2009       $ 6.280      $ 8.876         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.783         0
                                 2007       $10.783      $11.098         0
                                 2008       $11.098      $ 6.825         0
                                 2009       $ 6.825      $ 8.435         0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.841         0
                                 2007       $ 9.841      $11.107         0
                                 2008       $11.107      $ 6.564         0
                                 2009       $ 6.564      $ 8.977         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.698      $13.346         0
                                 2004       $13.346      $14.446         0
                                 2005       $14.446      $14.635        28
                                 2006       $14.635      $16.723        28
                                 2007       $16.723      $15.756        28
                                 2008       $15.756      $10.000        24
                                 2009       $10.000      $12.384        24
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.198         0
                                 2005       $11.198      $11.135         0
                                 2006       $11.135      $12.885         0
                                 2007       $12.885      $13.082         0
                                 2008       $13.082      $ 9.005         0
                                 2009       $ 9.005      $11.949         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.511         0
                                 2005       $10.511      $10.395         0
                                 2006       $10.395      $11.282         0
                                 2007       $11.282      $11.727         0
                                 2008       $11.727      $ 7.513         0
                                 2009       $ 7.513      $ 9.539         0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.820      $15.491         0
                                 2004       $15.491      $16.899         0
                                 2005       $16.899      $17.330         0
                                 2006       $17.330      $18.434         0
                                 2007       $18.434      $20.065         0
                                 2008       $20.065      $11.291         0
                                 2009       $11.291      $15.864         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.039      $14.512        30
                                 2004       $14.512      $17.574        27
                                 2005       $17.574      $18.707        22
                                 2006       $18.707      $21.417        22
                                 2007       $21.417      $20.457        22
                                 2008       $20.457      $13.409        19
                                 2009       $13.409      $16.948        17
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.214         0
                                 2005       $10.214      $10.237         0
                                 2006       $10.237      $10.421         0
                                 2007       $10.421      $10.870         0
                                 2008       $10.870      $11.445         0
                                 2009       $11.445      $11.547         0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.977         0
                                 2007       $10.977      $12.014         0
                                 2008       $12.014      $ 8.411         0
                                 2009       $ 8.411      $10.150         0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.599      $12.643        37
                                 2004       $12.643      $13.935        37
                                 2005       $13.935      $15.077         0
                                 2006       $15.077      $17.467         0
                                 2007       $17.467      $17.686         0
                                 2008       $17.686      $10.885         0
                                 2009       $10.885      $13.426         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.674      $16.816         0
                                 2004       $16.816      $20.523         0
                                 2005       $20.523      $25.594         0
                                 2006       $25.594      $32.084         0
                                 2007       $32.084      $40.431         0
                                 2008       $40.431      $18.711         0
                                 2009       $18.711      $31.603         0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.377      $13.551         0
                                 2004       $13.551      $15.719         0
                                 2005       $15.719      $16.948         0
                                 2006       $16.948      $20.143         0
                                 2007       $20.143      $22.756         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.756      $13.277         0
                                 2009       $13.277      $17.806         0
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.583      $12.844         0
                                 2004       $12.844      $14.421         0
                                 2005       $14.421      $13.679         0
                                 2006       $13.679      $15.097         0
                                 2007       $15.097      $16.398         0
                                 2008       $16.398      $17.043         0
                                 2009       $17.043      $19.794         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.891         0
                                 2005       $10.897      $11.405         0
                                 2006       $11.405      $12.796         0
                                 2007       $12.796      $13.363         0
                                 2008       $13.363      $ 9.327         0
                                 2009       $ 9.327      $11.499         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.348         0
                                 2005       $10.348      $10.260         0
                                 2006       $10.260      $10.977         0
                                 2007       $10.977      $11.406         0
                                 2008       $11.406      $ 9.204         0
                                 2009       $ 9.204      $12.098         0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.881         0
                                 2005       $10.881      $10.994         0
                                 2006       $10.994      $12.619         0
                                 2007       $12.619      $12.771         0
                                 2008       $12.771      $ 7.946         0
                                 2009       $ 7.946      $ 9.245         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.129         0
                                 2005       $11.129      $11.395         0
                                 2006       $11.395      $12.032         0
                                 2007       $12.032      $14.279         0
                                 2008       $14.279      $ 8.629         0
                                 2009       $ 8.629      $12.291         0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.112         0
                                 2005       $11.112      $11.769        18
                                 2006       $11.769      $12.926        18

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.926      $12.722        18
                                 2008       $12.722      $ 7.550        17
                                 2009       $ 7.550      $ 9.354        16
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.104      $13.050         0
                                 2004       $13.050      $14.021         0
                                 2005       $14.021      $14.226         0
                                 2006       $14.226      $15.434         0
                                 2007       $15.434      $15.628         0
                                 2008       $15.628      $ 8.623         0
                                 2009       $ 8.623      $10.261         0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.096         0
                                 2005       $10.096      $10.111         0
                                 2006       $10.111      $10.383         0
                                 2007       $10.383      $10.575         0
                                 2008       $10.575      $ 6.305         0
                                 2009       $ 6.305      $ 6.729         0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.252         0
                                 2004       $12.252      $12.783         0
                                 2005       $12.783      $13.118        32
                                 2006       $13.118      $13.824        33
                                 2007       $13.824      $15.402        30
                                 2008       $15.402      $ 8.190        28
                                 2009       $ 8.190      $11.553        26
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.079      $14.186         0
                                 2004       $14.186      $16.503         0
                                 2005       $16.503      $18.422        12
                                 2006       $18.422      $21.159        11
                                 2007       $21.159      $21.963        10
                                 2008       $21.963      $12.824        10
                                 2009       $12.824      $17.488         8
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.727      $12.914         0
                                 2004       $12.914      $13.741         0
                                 2005       $13.741      $13.717         0
                                 2006       $13.717      $14.663         0
                                 2007       $14.663      $14.280         0
                                 2008       $14.280      $ 2.994         0
                                 2009       $ 2.994      $ 3.690         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.460      $12.591        35
                                 2004       $12.591      $13.448        35
                                 2005       $13.448      $13.917         0
                                 2006       $13.917      $15.630         0
                                 2007       $15.630      $15.928         0
                                 2008       $15.928      $ 9.566         0
                                 2009       $ 9.566      $11.982         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.710      $14.613        31
                                 2004       $14.613      $17.043        31
                                 2005       $17.043      $18.300        12
                                 2006       $18.300      $20.535        11
                                 2007       $20.535      $19.813        11
                                 2008       $19.813      $12.020        10
                                 2009       $12.020      $16.101         9
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.337      $12.348         0
                                 2004       $12.348      $14.432         0
                                 2005       $14.432      $15.817         0
                                 2006       $15.817      $15.897         0
                                 2007       $15.897      $16.494         0
                                 2008       $16.494      $ 8.197         0
                                 2009       $ 8.197      $10.610         0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.243      $12.096         0
                                 2004       $12.096      $12.835         0
                                 2005       $12.835      $12.872         0
                                 2006       $12.872      $13.509         0
                                 2007       $13.509      $14.481         0
                                 2008       $14.481      $12.118         0
                                 2009       $12.118      $14.042         0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.748      $12.390         0
                                 2004       $12.390      $13.229         0
                                 2005       $13.229      $13.849         0
                                 2006       $13.849      $15.297         0
                                 2007       $15.297      $15.407         0
                                 2008       $15.407      $10.053         0
                                 2009       $10.053      $13.302         0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.989      $13.458         0
                                 2004       $13.458      $14.634         0
                                 2005       $14.634      $15.070         0
                                 2006       $15.070      $17.096         0
                                 2007       $17.096      $15.717         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.717      $ 9.429         0
                                 2009       $ 9.429      $11.978         0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.230      $11.264         0
                                 2004       $11.264      $11.808         0
                                 2005       $11.808      $13.081         0
                                 2006       $13.081      $13.159         0
                                 2007       $13.159      $12.799         0
                                 2008       $12.799      $10.387         0
                                 2009       $10.387      $12.807         0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.861      $13.299         0
                                 2004       $13.299      $14.386         0
                                 2005       $14.386      $14.515         0
                                 2006       $14.515      $15.700         0
                                 2007       $15.700      $15.792         0
                                 2008       $15.792      $11.425         0
                                 2009       $11.425      $16.792         0
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.352      $10.406         0
                                 2004       $10.406      $10.635         0
                                 2005       $10.635      $10.654         0
                                 2006       $10.654      $10.898         0
                                 2007       $10.898      $11.220         0
                                 2008       $11.220      $ 8.353         0
                                 2009       $ 8.353      $11.988         0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.571      $13.336        36
                                 2004       $13.336      $15.164        35
                                 2005       $15.164      $16.651        13
                                 2006       $16.651      $20.813        12
                                 2007       $20.813      $22.069        10
                                 2008       $22.069      $12.104        11
                                 2009       $12.104      $14.763        10
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.688      $12.947         0
                                 2004       $12.947      $14.271         0
                                 2005       $14.271      $15.197         0
                                 2006       $15.197      $16.945         0
                                 2007       $16.945      $15.723         0
                                 2008       $15.723      $ 9.301         0
                                 2009       $ 9.301      $11.908         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.933      $ 9.819         0
                                 2004       $ 9.819      $ 9.672         0
                                 2005       $ 9.672      $ 9.705         0
                                 2006       $ 9.705      $ 9.915         0
                                 2007       $ 9.915      $10.166         0
                                 2008       $10.166      $10.204         0
                                 2009       $10.204      $10.007         0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.975      $13.449         0
                                 2004       $13.449      $14.518         0
                                 2005       $14.518      $15.630         0
                                 2006       $15.630      $16.606         0
                                 2007       $16.606      $17.181         0
                                 2008       $17.181      $10.298         0
                                 2009       $10.298      $13.317         0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.317      $14.523         0
                                 2004       $14.523      $16.405         0
                                 2005       $16.405      $17.001        25
                                 2006       $17.001      $19.303        24
                                 2007       $19.303      $17.964        25
                                 2008       $17.964      $ 9.711        24
                                 2009       $ 9.711      $ 9.137         0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.837      $13.050         0
                                 2004       $13.050      $13.737         0
                                 2005       $13.737      $14.117         0
                                 2006       $14.117      $15.379         0
                                 2007       $15.379      $15.132         0
                                 2008       $15.132      $ 9.100         0
                                 2009       $ 9.100      $11.861         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.678      $12.041        36
                                 2004       $12.041      $12.751        36
                                 2005       $12.751      $12.978         0
                                 2006       $12.978      $14.215         0
                                 2007       $14.215      $14.042         0
                                 2008       $14.042      $ 8.145         0
                                 2009       $ 8.145      $10.014         0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.642      $14.009         0
                                 2004       $14.009      $16.670         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.670      $17.714         0
                                 2006       $17.714      $22.022         0
                                 2007       $22.022      $25.846         0
                                 2008       $25.846      $17.581         0
                                 2009       $17.581      $18.470         0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.794      $13.515         0
                                 2004       $13.515      $15.687         0
                                 2005       $15.687      $17.217         0
                                 2006       $17.217      $17.768         0
                                 2007       $17.768      $18.048         0
                                 2008       $18.048      $ 9.617         0
                                 2009       $ 9.617      $13.058         0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.574      $12.355         0
                                 2004       $12.355      $12.699         0
                                 2005       $12.699      $13.136         0
                                 2006       $13.136      $13.554         0
                                 2007       $13.554      $13.995         0
                                 2008       $13.995      $ 8.623         0
                                 2009       $ 8.623      $13.831         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.088         0
                                 2005       $11.088      $12.058         0
                                 2006       $12.058      $12.381         0
                                 2007       $12.381      $14.247         0
                                 2008       $14.247      $ 7.412         0
                                 2009       $ 7.412      $11.342         0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.301         0
                                 2005       $11.301      $11.514        37
                                 2006       $11.514      $13.077        36
                                 2007       $13.077      $12.497        36
                                 2008       $12.497      $ 7.851        29
                                 2009       $ 7.851      $ 9.866        30
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.774      $13.308        36
                                 2004       $13.308      $14.863        35
                                 2005       $14.863      $15.959        26
                                 2006       $15.959      $18.113        26
                                 2007       $18.113      $18.171        25
                                 2008       $18.171      $12.054        19
                                 2009       $12.054      $14.640        20

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $ 9.840         0
                                 2005       $ 9.840      $ 9.864         0
                                 2006       $ 9.864      $10.056         0
                                 2007       $10.056      $10.278         0
                                 2008       $10.278      $10.238         0
                                 2009       $10.238      $10.027         0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.925      $11.697        36
                                 2004       $11.697      $12.223        39
                                 2005       $12.223      $12.875         0
                                 2006       $12.875      $12.931         0
                                 2007       $12.931      $14.759         0
                                 2008       $14.759      $ 7.349         0
                                 2009       $ 7.349      $11.913         0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.285      $13.826         0
                                 2004       $13.826      $14.893         0
                                 2005       $14.893      $16.344         0
                                 2006       $16.344      $17.724         0
                                 2007       $17.724      $18.451         0
                                 2008       $18.451      $15.352         0
                                 2009       $15.352      $19.547         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.926         0
                                 2005       $10.926      $11.482         0
                                 2006       $11.482      $12.650         0
                                 2007       $12.650      $12.794         0
                                 2008       $12.794      $ 9.680         0
                                 2009       $ 9.680      $11.603         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.723         0
                                 2005       $10.723      $12.143        36
                                 2006       $12.143      $12.372        37
                                 2007       $12.372      $14.757        31
                                 2008       $14.757      $ 7.338        31
                                 2009       $ 7.338      $11.888        25
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.698         0
                                 2005       $10.698      $12.090         0
                                 2006       $12.090      $12.283         0
                                 2007       $12.283      $14.623         0
                                 2008       $14.623      $ 7.248         0
                                 2009       $ 7.248      $11.713         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $11.036         0
                                 2005       $11.036      $12.094         0
                                 2006       $12.094      $14.381         0
                                 2007       $14.381      $15.448         0
                                 2008       $15.448      $10.742         0
                                 2009       $10.742      $13.620         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.796         0
                                 2007       $ 9.796      $11.753         0
                                 2008       $11.753      $ 6.116         0
                                 2009       $ 6.116      $ 9.419         0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.543         0
                                 2004       $13.543      $15.764         0
                                 2005       $15.764      $17.415        24
                                 2006       $17.415      $19.061        24
                                 2007       $19.061      $19.203        23
                                 2008       $19.203      $11.193        23
                                 2009       $11.193      $16.063        19
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.264         0
                                 2005       $11.264      $12.381         0
                                 2006       $12.381      $14.624         0
                                 2007       $14.624      $15.432         0
                                 2008       $15.432      $ 8.866         0
                                 2009       $ 8.866      $12.078         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.258         0
                                 2005       $11.258      $12.356         0
                                 2006       $12.356      $14.586         0
                                 2007       $14.586      $15.377         0
                                 2008       $15.377      $ 8.815         0
                                 2009       $ 8.815      $12.004         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.376      $14.460         0
                                 2004       $14.460      $19.256         0
                                 2005       $19.256      $22.001         0
                                 2006       $22.001      $29.643         0
                                 2007       $29.643      $23.995         0
                                 2008       $23.995      $14.545         0
                                 2009       $14.545      $18.288         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.286        24



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
              INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.55



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.259      15,688
                                 2007       $10.259      $11.824      12,294
                                 2008       $11.824      $ 6.658      24,924
                                 2009       $ 6.658      $ 8.863      27,808
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.451           0
                                 2007       $10.451      $11.133           0
                                 2008       $11.133      $ 8.186           0
                                 2009       $ 8.186      $ 9.970       1,449
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.481           0
                                 2007       $10.481      $11.324           0
                                 2008       $11.324      $ 7.477           0
                                 2009       $ 7.477      $ 9.444         323
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.489           0
                                 2007       $10.489      $11.448           0
                                 2008       $11.448      $ 6.955           0
                                 2009       $ 6.955      $ 8.964           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.342           0
                                 2007       $10.342      $10.762           0
                                 2008       $10.762      $ 9.443           0
                                 2009       $ 9.443      $10.637           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.736           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.736      $11.700           0
                                 2008       $11.700      $ 6.349           0
                                 2009       $ 6.349      $ 9.010           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.813       5,760
                                 2007       $10.813      $11.174           0
                                 2008       $11.174      $ 6.900      21,242
                                 2009       $ 6.900      $ 8.563       4,672
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.868      17,470
                                 2007       $ 9.868      $11.183      25,569
                                 2008       $11.183      $ 6.636      21,541
                                 2009       $ 6.636      $ 9.113      21,355
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.850       1,502
                                 2003       $10.850      $13.401      77,045
                                 2004       $13.401      $14.565      80,615
                                 2005       $14.565      $14.815      72,766
                                 2006       $14.815      $16.998      78,357
                                 2007       $16.998      $16.081      63,441
                                 2008       $16.081      $10.248      54,551
                                 2009       $10.248      $12.743      47,511
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.229       5,579
                                 2005       $11.229      $11.211      62,023
                                 2006       $11.211      $13.026      62,505
                                 2007       $13.026      $13.279      72,830
                                 2008       $13.279      $ 9.178      65,764
                                 2009       $ 9.178      $12.229      64,027
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.521       5,373
                                 2005       $10.521      $10.448      32,288
                                 2006       $10.448      $11.386      40,007
                                 2007       $11.386      $11.884      41,743
                                 2008       $11.884      $ 7.645      34,708
                                 2009       $ 7.645      $ 9.745      31,343
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.534         180
                                 2003       $11.534      $15.554      21,361
                                 2004       $15.554      $17.038      21,562
                                 2005       $17.038      $17.544      20,417
                                 2006       $17.544      $18.738      19,463
                                 2007       $18.738      $20.479      18,899

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $20.479      $11.571      19,612
                                 2009       $11.571      $16.324      19,109
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.224         911
                                 2003       $11.224      $14.572      30,988
                                 2004       $14.572      $17.719      32,792
                                 2005       $17.719      $18.938      49,174
                                 2006       $18.938      $21.769      55,779
                                 2007       $21.769      $20.879      50,594
                                 2008       $20.879      $13.742      47,481
                                 2009       $13.742      $17.439      46,588
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.242       1,152
                                 2005       $10.242      $10.307       7,780
                                 2006       $10.307      $10.535       8,700
                                 2007       $10.535      $11.034       9,104
                                 2008       $11.034      $11.665      16,933
                                 2009       $11.665      $11.817      10,026
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.007       3,846
                                 2007       $11.007      $12.096       9,096
                                 2008       $12.096      $ 8.504      23,634
                                 2009       $ 8.504      $10.304      22,345
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.323       1,896
                                 2003       $10.323      $12.695      59,657
                                 2004       $12.695      $14.050      55,241
                                 2005       $14.050      $15.263      69,297
                                 2006       $15.263      $17.755      67,524
                                 2007       $17.755      $18.051      60,100
                                 2008       $18.051      $11.155      67,989
                                 2009       $11.155      $13.816      61,763
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.232           0
                                 2003       $11.232      $16.885      11,578
                                 2004       $16.885      $20.692      11,568
                                 2005       $20.692      $25.910      15,891
                                 2006       $25.910      $32.612      14,905
                                 2007       $32.612      $41.265       9,253
                                 2008       $41.265      $19.175       9,398
                                 2009       $19.175      $32.520       7,958

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.474       1,765
                                 2003       $10.474      $13.607      12,604
                                 2004       $13.607      $15.848      14,506
                                 2005       $15.848      $17.157      35,524
                                 2006       $17.157      $20.475      38,949
                                 2007       $20.475      $23.226      41,446
                                 2008       $23.226      $13.606      40,990
                                 2009       $13.606      $18.322      38,182
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.720           0
                                 2003       $10.720      $12.897      23,420
                                 2004       $12.897      $14.540      24,254
                                 2005       $14.540      $13.848      19,843
                                 2006       $13.848      $15.345      18,843
                                 2007       $15.345      $16.736      16,385
                                 2008       $16.736      $17.465      12,165
                                 2009       $17.465      $20.368      11,903
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.908       4,191
                                 2005       $10.908      $11.464      11,666
                                 2006       $11.464      $12.914      17,592
                                 2007       $12.914      $13.541       8,761
                                 2008       $13.541      $ 9.490       8,672
                                 2009       $ 9.490      $11.747       7,921
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.359       2,183
                                 2005       $10.359      $10.312      17,857
                                 2006       $10.312      $11.078      21,173
                                 2007       $11.078      $11.558      22,381
                                 2008       $11.558      $ 9.365      13,357
                                 2009       $ 9.365      $12.360      13,231
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.892       5,764
                                 2005       $10.892      $11.050      30,337
                                 2006       $11.050      $12.734      47,101
                                 2007       $12.734      $12.942      32,671
                                 2008       $12.942      $ 8.085      27,459
                                 2009       $ 8.085      $ 9.445      26,556
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.140       2,030
                                 2005       $11.140      $11.453       2,574
                                 2006       $11.453      $12.143       3,653
                                 2007       $12.143      $14.469       5,137

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.469      $ 8.780      10,679
                                 2009       $ 8.780      $12.557      10,040
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.123       2,596
                                 2005       $11.123      $11.829      27,030
                                 2006       $11.829      $13.045      28,631
                                 2007       $13.045      $12.891      25,814
                                 2008       $12.891      $ 7.682      20,426
                                 2009       $ 7.682      $ 9.557      18,223
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.695       1,225
                                 2003       $10.695      $13.104      24,585
                                 2004       $13.104      $14.136      30,201
                                 2005       $14.136      $14.401      34,344
                                 2006       $14.401      $15.688      32,343
                                 2007       $15.688      $15.951      29,371
                                 2008       $15.951      $ 8.837      28,671
                                 2009       $ 8.837      $10.559      24,276
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.106       1,119
                                 2005       $10.106      $10.163       7,596
                                 2006       $10.163      $10.479       8,555
                                 2007       $10.479      $10.716      11,980
                                 2008       $10.716      $ 6.415      15,538
                                 2009       $ 6.415      $ 6.874      15,921
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.285       4,470
                                 2004       $12.285      $12.870      13,787
                                 2005       $12.870      $13.262      61,596
                                 2006       $13.262      $14.032      68,641
                                 2007       $14.032      $15.698      66,287
                                 2008       $15.698      $ 8.381      65,494
                                 2009       $ 8.381      $11.871      60,544
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.147       5,708
                                 2003       $10.147      $14.244      30,116
                                 2004       $14.244      $16.639      33,782
                                 2005       $16.639      $18.649      33,272
                                 2006       $18.649      $21.507      34,885
                                 2007       $21.507      $22.416      30,819
                                 2008       $22.416      $13.142      29,702
                                 2009       $13.142      $17.996      25,257

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.660            0
                                 2003       $10.660      $12.967       26,302
                                 2004       $12.967      $13.854       28,644
                                 2005       $13.854      $13.886       26,248
                                 2006       $13.886      $14.904       29,719
                                 2007       $14.904      $14.575       27,563
                                 2008       $14.575      $ 3.068       43,746
                                 2009       $ 3.068      $ 3.797       54,130
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.176        2,344
                                 2003       $10.176      $12.643      196,078
                                 2004       $12.643      $13.559      186,357
                                 2005       $13.559      $14.088      202,380
                                 2006       $14.088      $15.887      184,863
                                 2007       $15.887      $16.257      129,614
                                 2008       $16.257      $ 9.804      113,539
                                 2009       $ 9.804      $12.330       86,107
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.353        3,694
                                 2003       $10.353      $14.673       26,318
                                 2004       $14.673      $17.184       28,326
                                 2005       $17.184      $18.526       32,736
                                 2006       $18.526      $20.873       29,068
                                 2007       $20.873      $20.222       27,303
                                 2008       $20.222      $12.318       30,176
                                 2009       $12.318      $16.568       26,686
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.059        1,713
                                 2003       $10.059      $12.399       12,413
                                 2004       $12.399      $14.550       12,235
                                 2005       $14.550      $16.012       10,420
                                 2006       $16.012      $16.159       11,399
                                 2007       $16.159      $16.834        7,908
                                 2008       $16.834      $ 8.401        7,402
                                 2009       $ 8.401      $10.918        5,433
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.550          833
                                 2003       $10.550      $12.145       94,515
                                 2004       $12.145      $12.940      106,615
                                 2005       $12.940      $13.031      120,087
                                 2006       $13.031      $13.731      124,190
                                 2007       $13.731      $14.780      117,742
                                 2008       $14.780      $12.419       92,146
                                 2009       $12.419      $14.449       94,068

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.387          109
                                 2003       $10.387      $12.441       17,365
                                 2004       $12.441      $13.338       17,764
                                 2005       $13.338      $14.020       21,682
                                 2006       $14.020      $15.548       22,480
                                 2007       $15.548      $15.725       18,609
                                 2008       $15.725      $10.303       17,046
                                 2009       $10.303      $13.688       12,368
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.797        3,470
                                 2003       $10.797      $13.514      220,178
                                 2004       $13.514      $14.754      221,560
                                 2005       $14.754      $15.256      221,022
                                 2006       $15.256      $17.377      200,835
                                 2007       $17.377      $16.042      137,414
                                 2008       $16.042      $ 9.663      114,188
                                 2009       $ 9.663      $12.325       83,456
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.723        1,619
                                 2003       $ 9.723      $11.310       16,317
                                 2004       $11.310      $11.905       17,760
                                 2005       $11.905      $13.243       17,827
                                 2006       $13.243      $13.376       17,643
                                 2007       $13.376      $13.063       13,766
                                 2008       $13.063      $10.644       13,359
                                 2009       $10.644      $13.179       11,639
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.740          791
                                 2003       $10.740      $13.354       39,523
                                 2004       $13.354      $14.505       41,556
                                 2005       $14.505      $14.694       40,439
                                 2006       $14.694      $15.959       34,310
                                 2007       $15.959      $16.118       33,416
                                 2008       $16.118      $11.709       22,857
                                 2009       $11.709      $17.279       12,701
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.184        3,057
                                 2003       $10.184      $10.449      164,929
                                 2004       $10.449      $10.723      163,450
                                 2005       $10.723      $10.785      175,096
                                 2006       $10.785      $11.077      182,927
                                 2007       $11.077      $11.452      162,170
                                 2008       $11.452      $ 8.560      141,718
                                 2009       $ 8.560      $12.336      131,541

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.603        1,667
                                 2003       $10.603      $13.391       24,868
                                 2004       $13.391      $15.289       21,425
                                 2005       $15.289      $16.856       38,262
                                 2006       $16.856      $21.155       46,442
                                 2007       $21.155      $22.524       55,235
                                 2008       $22.524      $12.404       53,662
                                 2009       $12.404      $15.191       51,114
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.406        6,821
                                 2003       $10.406      $13.000       51,654
                                 2004       $13.000      $14.389       46,387
                                 2005       $14.389      $15.384       47,163
                                 2006       $15.384      $17.223       45,387
                                 2007       $17.223      $16.048       24,441
                                 2008       $16.048      $ 9.532       23,708
                                 2009       $ 9.532      $12.253       20,929
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.984          350
                                 2003       $ 9.984      $ 9.859       25,102
                                 2004       $ 9.859      $ 9.752       30,479
                                 2005       $ 9.752      $ 9.825       76,749
                                 2006       $ 9.825      $10.079       73,315
                                 2007       $10.079      $10.376      506,809
                                 2008       $10.376      $10.457      415,140
                                 2009       $10.457      $10.297      173,960
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.378        5,833
                                 2003       $10.378      $13.505       66,718
                                 2004       $13.505      $14.638       61,814
                                 2005       $14.638      $15.823       57,770
                                 2006       $15.823      $16.879       47,781
                                 2007       $16.879      $17.535       39,060
                                 2008       $17.535      $10.554       33,118
                                 2009       $10.554      $13.703       29,376
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.203        2,918
                                 2003       $11.203      $14.583       36,395
                                 2004       $14.583      $16.540       42,943
                                 2005       $16.540      $17.211       56,622
                                 2006       $17.211      $19.621       58,685
                                 2007       $19.621      $18.335       42,902
                                 2008       $18.335      $ 9.952       32,976
                                 2009       $ 9.952      $ 9.369            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.641          229
                                 2003       $10.641      $13.104       35,498
                                 2004       $13.104      $13.850       31,384
                                 2005       $13.850      $14.291       29,975
                                 2006       $14.291      $15.632       26,039
                                 2007       $15.632      $15.444       12,532
                                 2008       $15.444      $ 9.326        8,002
                                 2009       $ 9.326      $12.205        6,284
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.514        3,459
                                 2003       $10.514      $12.091       47,893
                                 2004       $12.091      $12.856       51,388
                                 2005       $12.856      $13.138       39,909
                                 2006       $13.138      $14.449       43,298
                                 2007       $14.449      $14.332       29,990
                                 2008       $14.332      $ 8.347       19,544
                                 2009       $ 8.347      $10.304       16,926
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.469            0
                                 2003       $11.469      $14.067        1,219
                                 2004       $14.067      $16.807        2,650
                                 2005       $16.807      $17.932        2,592
                                 2006       $17.932      $22.384        2,476
                                 2007       $22.384      $26.379        2,144
                                 2008       $26.379      $18.017        2,119
                                 2009       $18.017      $19.006        1,547
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.371          100
                                 2003       $10.371      $13.571        9,725
                                 2004       $13.571      $15.816       12,657
                                 2005       $15.816      $17.429        9,007
                                 2006       $17.429      $18.061        9,204
                                 2007       $18.061      $18.421        8,226
                                 2008       $18.421      $ 9.856        7,696
                                 2009       $ 9.856      $13.437        7,308
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.108        8,427
                                 2003       $10.108      $12.406      233,064
                                 2004       $12.406      $12.804      228,435
                                 2005       $12.804      $13.298      200,580
                                 2006       $13.298      $13.777      172,046
                                 2007       $13.777      $14.284      113,818
                                 2008       $14.284      $ 8.837       98,609
                                 2009       $ 8.837      $14.232       84,085

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.119       23,608
                                 2005       $11.119      $12.140       23,367
                                 2006       $12.140      $12.516       23,393
                                 2007       $12.516      $14.462       17,988
                                 2008       $14.462      $ 7.555       16,001
                                 2009       $ 7.555      $11.608       16,188
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.332       21,426
                                 2005       $11.332      $11.593       85,203
                                 2006       $11.593      $13.219       95,448
                                 2007       $13.219      $12.686       74,728
                                 2008       $12.686      $ 8.002       74,833
                                 2009       $ 8.002      $10.097       60,306
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.652        3,298
                                 2003       $10.652      $13.363       97,138
                                 2004       $13.363      $14.985       93,539
                                 2005       $14.985      $16.156      110,635
                                 2006       $16.156      $18.412      113,936
                                 2007       $18.412      $18.546      108,153
                                 2008       $18.546      $12.353      100,769
                                 2009       $12.353      $15.065       99,089
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000            0
                                 2004       $10.000      $ 9.880        5,300
                                 2005       $ 9.880      $ 9.944       18,054
                                 2006       $ 9.944      $10.179       18,460
                                 2007       $10.179      $10.447       20,138
                                 2008       $10.447      $10.449        8,649
                                 2009       $10.449      $10.274            0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.409        1,475
                                 2003       $ 9.409      $11.745       60,257
                                 2004       $11.745      $12.323       59,983
                                 2005       $12.323      $13.034       53,073
                                 2006       $13.034      $13.144       47,344
                                 2007       $13.144      $15.064       22,658
                                 2008       $15.064      $ 7.532       24,739
                                 2009       $ 7.532      $12.258       21,859
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.058            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.058      $13.883       1,661
                                 2004       $13.883      $15.016       2,396
                                 2005       $15.016      $16.546       8,483
                                 2006       $16.546      $18.016       4,350
                                 2007       $18.016      $18.832       5,588
                                 2008       $18.832      $15.733       3,726
                                 2009       $15.733      $20.114       3,362
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.956       6,468
                                 2005       $10.956      $11.560      22,014
                                 2006       $11.560      $12.788      17,486
                                 2007       $12.788      $12.987      19,727
                                 2008       $12.987      $ 9.866      21,201
                                 2009       $ 9.866      $11.875      19,377
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.752      19,234
                                 2005       $10.752      $12.226      16,914
                                 2006       $12.226      $12.507      15,526
                                 2007       $12.507      $14.980      13,077
                                 2008       $14.980      $ 7.479      13,920
                                 2009       $ 7.479      $12.166       9,327
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.727         205
                                 2005       $10.727      $12.172         187
                                 2006       $12.172      $12.417         201
                                 2007       $12.417      $14.843         171
                                 2008       $14.843      $ 7.387         209
                                 2009       $ 7.387      $11.987         158
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.081       1,725
                                 2005       $11.081      $12.192      25,515
                                 2006       $12.192      $14.558      40,597
                                 2007       $14.558      $15.702      31,401
                                 2008       $15.702      $10.964      25,264
                                 2009       $10.964      $13.958      23,547
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.823         991
                                 2007       $ 9.823      $11.833       6,375
                                 2008       $11.833      $ 6.184      11,153
                                 2009       $ 6.184      $ 9.562       5,787
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.580           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.580      $15.872          77
                                 2005       $15.872      $17.606         325
                                 2006       $17.606      $19.348       1,182
                                 2007       $19.348      $19.572       1,158
                                 2008       $19.572      $11.455         209
                                 2009       $11.455      $16.506         344
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.295      17,686
                                 2005       $11.295      $12.465      17,277
                                 2006       $12.465      $14.784      24,267
                                 2007       $14.784      $15.665      13,461
                                 2008       $15.665      $ 9.037      10,505
                                 2009       $ 9.037      $12.361       9,272
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.288       5,752
                                 2005       $11.288      $12.440       7,121
                                 2006       $12.440      $14.745       9,004
                                 2007       $14.745      $15.609       9,295
                                 2008       $15.609      $ 8.984       5,850
                                 2009       $ 8.984      $12.285       5,489
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.700       2,185
                                 2003       $10.700      $14.520      21,665
                                 2004       $14.520      $19.414      25,783
                                 2005       $19.414      $22.273      27,459
                                 2006       $22.273      $30.131      26,622
                                 2007       $30.131      $24.490      20,064
                                 2008       $24.490      $14.906      13,941
                                 2009       $14.906      $18.819      14,130
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.643      30,073



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

          WITH MAV DEATH BENEFIT OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.6



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.256       84,299
                                 2007       $10.256      $11.814      127,517
                                 2008       $11.814      $ 6.649      124,186
                                 2009       $ 6.649      $ 8.846      129,550
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.447        2,706
                                 2007       $10.447      $11.123        2,592
                                 2008       $11.123      $ 8.175       80,276
                                 2009       $ 8.175      $ 9.952      101,532
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.477        4,793
                                 2007       $10.477      $11.314       48,731
                                 2008       $11.314      $ 7.467       38,066
                                 2009       $ 7.467      $ 9.426       46,873
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.486        3,099
                                 2007       $10.486      $11.438          454
                                 2008       $11.438      $ 6.945          170
                                 2009       $ 6.945      $ 8.948            0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.338        3,928
                                 2007       $10.338      $10.753        9,385
                                 2008       $10.753      $ 9.430       10,164
                                 2009       $ 9.430      $10.617       16,716
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.733            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.733      $11.690        6,980
                                 2008       $11.690      $ 6.340          393
                                 2009       $ 6.340      $ 8.993          368
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.809        1,372
                                 2007       $10.809      $11.165       26,182
                                 2008       $11.165      $ 6.890       23,257
                                 2009       $ 6.890      $ 8.547       40,149
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.865       23,142
                                 2007       $ 9.865      $11.173       30,756
                                 2008       $11.173      $ 6.627       38,636
                                 2009       $ 6.627      $ 9.096       50,086
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.713      $13.396       75,206
                                 2004       $13.396      $14.553      190,374
                                 2005       $14.553      $14.795      209,304
                                 2006       $14.795      $16.966      235,399
                                 2007       $16.966      $16.043      218,718
                                 2008       $16.043      $10.218      189,926
                                 2009       $10.218      $12.700      161,474
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.225       76,386
                                 2005       $11.225      $11.202      268,167
                                 2006       $11.202      $13.008      463,680
                                 2007       $13.008      $13.254      496,075
                                 2008       $13.254      $ 9.156      449,655
                                 2009       $ 9.156      $12.194      433,547
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.520        5,346
                                 2005       $10.520      $10.442       82,047
                                 2006       $10.442      $11.373      157,550
                                 2007       $11.373      $11.864      196,673
                                 2008       $11.864      $ 7.628      195,317
                                 2009       $ 7.628      $ 9.719      178,352
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.837      $15.549        4,285
                                 2004       $15.549      $17.023        4,318
                                 2005       $17.023      $17.520        4,492
                                 2006       $17.520      $18.703        4,724
                                 2007       $18.703      $20.431        4,392
                                 2008       $20.431      $11.538        4,780
                                 2009       $11.538      $16.269        4,832

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.054      $14.567       68,143
                                 2004       $14.567      $17.704      133,616
                                 2005       $17.704      $18.912      170,117
                                 2006       $18.912      $21.729      155,808
                                 2007       $21.729      $20.830      114,712
                                 2008       $20.830      $13.702       96,853
                                 2009       $13.702      $17.380       96,869
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.239       15,454
                                 2005       $10.239      $10.298       33,429
                                 2006       $10.298      $10.520       40,651
                                 2007       $10.520      $11.014       51,944
                                 2008       $11.014      $11.637      236,337
                                 2009       $11.637      $11.783      169,790
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.004       21,008
                                 2007       $11.004      $12.086      117,018
                                 2008       $12.086      $ 8.492       93,669
                                 2009       $ 8.492      $10.285       82,672
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.613      $12.690       67,908
                                 2004       $12.690      $14.038      171,034
                                 2005       $14.038      $15.242      239,642
                                 2006       $15.242      $17.722      305,134
                                 2007       $17.722      $18.009      323,996
                                 2008       $18.009      $11.123      306,663
                                 2009       $11.123      $13.769      282,317
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.691      $16.880       33,613
                                 2004       $16.880      $20.674       60,688
                                 2005       $20.674      $25.875       82,898
                                 2006       $25.875      $32.551      101,591
                                 2007       $32.551      $41.167      102,029
                                 2008       $41.167      $19.120       83,660
                                 2009       $19.120      $32.410       78,917
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.391      $13.603       23,065
                                 2004       $13.603      $15.835       60,038
                                 2005       $15.835      $17.133      130,348
                                 2006       $17.133      $20.436      218,271
                                 2007       $20.436      $23.171      255,179
                                 2008       $23.171      $13.567      222,453
                                 2009       $13.567      $18.260      210,663

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUNDFORMERLY, FTVIP TEMPLETON GLOBAL INCOME
  SECURITIES FUND - CLASS 2
                                 2003       $11.599      $12.892            0
                                 2004       $12.892      $14.528            0
                                 2005       $14.528      $13.829            0
                                 2006       $13.829      $15.317            0
                                 2007       $15.317      $16.696            0
                                 2008       $16.696      $17.415          880
                                 2009       $17.415      $20.299        1,370
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.906        3,866
                                 2005       $10.906      $11.456       54,797
                                 2006       $11.456      $12.899       56,261
                                 2007       $12.899      $13.519       62,176
                                 2008       $13.519      $ 9.470       46,828
                                 2009       $ 9.470      $11.716       46,227
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.357        6,265
                                 2005       $10.357      $10.305       64,712
                                 2006       $10.305      $11.066      108,853
                                 2007       $11.066      $11.539      134,594
                                 2008       $11.539      $ 9.345      121,360
                                 2009       $ 9.345      $12.327      118,930
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.891       10,460
                                 2005       $10.891      $11.043       50,752
                                 2006       $11.043      $12.720      146,670
                                 2007       $12.720      $12.920      149,072
                                 2008       $12.920      $ 8.067      111,074
                                 2009       $ 8.067      $ 9.420      120,083
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.139       10,864
                                 2005       $11.139      $11.446       27,858
                                 2006       $11.446      $12.129       40,868
                                 2007       $12.129      $14.445       56,636
                                 2008       $14.445      $ 8.761       61,060
                                 2009       $ 8.761      $12.523       65,244
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.122       20,640
                                 2005       $11.122      $11.821      107,375
                                 2006       $11.821      $13.030      144,553

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.030      $12.870      136,411
                                 2008       $12.870      $ 7.665      126,080
                                 2009       $ 7.665      $ 9.531      130,004
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.119      $13.099       48,461
                                 2004       $13.099      $14.124      157,270
                                 2005       $14.124      $14.382      165,641
                                 2006       $14.382      $15.659      143,975
                                 2007       $15.659      $15.913      142,273
                                 2008       $15.913      $ 8.812      107,224
                                 2009       $ 8.812      $10.523       97,251
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.105          654
                                 2005       $10.105      $10.156       13,094
                                 2006       $10.156      $10.467       91,682
                                 2007       $10.467      $10.699      145,241
                                 2008       $10.699      $ 6.402      141,386
                                 2009       $ 6.402      $ 6.856      174,878
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.281       67,679
                                 2004       $12.281      $12.859      182,127
                                 2005       $12.859      $13.244      241,318
                                 2006       $13.244      $14.006      286,554
                                 2007       $14.006      $15.661      328,505
                                 2008       $15.661      $ 8.357      273,935
                                 2009       $ 8.357      $11.831      228,000
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.093      $14.239       30,904
                                 2004       $14.239      $16.624       91,458
                                 2005       $16.624      $18.623      117,906
                                 2006       $18.623      $21.467      128,730
                                 2007       $21.467      $22.363      129,957
                                 2008       $22.363      $13.104       67,592
                                 2009       $13.104      $17.935       61,334
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.744      $12.962       22,070
                                 2004       $12.962      $13.842       84,938
                                 2005       $13.842      $13.868      119,748
                                 2006       $13.868      $14.877      150,013
                                 2007       $14.877      $14.540      121,980
                                 2008       $14.540      $ 3.060      233,331
                                 2009       $ 3.060      $ 3.785      240,060

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.474      $12.638       81,698
                                 2004       $12.638      $13.547      197,020
                                 2005       $13.547      $14.069      240,950
                                 2006       $14.069      $15.857      312,246
                                 2007       $15.857      $16.219      274,494
                                 2008       $16.219      $ 9.775      300,461
                                 2009       $ 9.775      $12.288      258,474
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.724      $14.668       50,170
                                 2004       $14.668      $17.169       86,735
                                 2005       $17.169      $18.501      133,931
                                 2006       $18.501      $20.834      138,346
                                 2007       $20.834      $20.174      107,828
                                 2008       $20.174      $12.283       97,325
                                 2009       $12.283      $16.512       92,814
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.351      $12.395        9,379
                                 2004       $12.395      $14.538       19,138
                                 2005       $14.538      $15.990       41,301
                                 2006       $15.990      $16.129       45,638
                                 2007       $16.129      $16.795       61,608
                                 2008       $16.795      $ 8.377       46,750
                                 2009       $ 8.377      $10.881       28,640
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.258      $12.141      147,953
                                 2004       $12.141      $12.929      435,677
                                 2005       $12.929      $13.013      532,472
                                 2006       $13.013      $13.706      594,159
                                 2007       $13.706      $14.745      571,571
                                 2008       $14.745      $12.383      473,639
                                 2009       $12.383      $14.400      434,390
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.762      $12.437       21,380
                                 2004       $12.437      $13.327       30,321
                                 2005       $13.327      $14.001       51,750
                                 2006       $14.001      $15.519      101,351
                                 2007       $15.519      $15.688      106,238
                                 2008       $15.688      $10.273       87,317
                                 2009       $10.273      $13.641       75,754
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.004      $13.509      165,077
                                 2004       $13.509      $14.742      235,218
                                 2005       $14.742      $15.236      240,127
                                 2006       $15.236      $17.345      222,304
                                 2007       $17.345      $16.004      224,946

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $16.004      $ 9.635      194,471
                                 2009       $ 9.635      $12.283      186,022
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.244      $11.306       24,890
                                 2004       $11.306      $11.895       31,438
                                 2005       $11.895      $13.225       32,592
                                 2006       $13.225      $13.351       30,052
                                 2007       $13.351      $13.032       22,836
                                 2008       $13.032      $10.614       17,333
                                 2009       $10.614      $13.134       14,875
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.877      $13.349       35,916
                                 2004       $13.349      $14.492      133,119
                                 2005       $14.492      $14.674      163,230
                                 2006       $14.674      $15.929      163,047
                                 2007       $15.929      $16.080      159,896
                                 2008       $16.080      $11.675      128,822
                                 2009       $11.675      $17.220      112,213
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.366      $10.446      118,273
                                 2004       $10.446      $10.714      228,388
                                 2005       $10.714      $10.771      315,598
                                 2006       $10.771      $11.057      423,066
                                 2007       $11.057      $11.425      422,791
                                 2008       $11.425      $ 8.536      356,105
                                 2009       $ 8.536      $12.294      315,734
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.586      $13.386       49,879
                                 2004       $13.386      $15.276       63,044
                                 2005       $15.276      $16.833      119,107
                                 2006       $16.833      $21.116      128,158
                                 2007       $21.116      $22.471      152,259
                                 2008       $22.471      $12.369      138,171
                                 2009       $12.369      $15.139      118,549
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.703      $12.996       50,289
                                 2004       $12.996      $14.376       71,507
                                 2005       $14.376      $15.363       81,176
                                 2006       $15.363      $17.191       91,941
                                 2007       $17.191      $16.010       66,533
                                 2008       $16.010      $ 9.505      100,758
                                 2009       $ 9.505      $12.212       76,902

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.947      $ 9.857       40,084
                                 2004       $ 9.857      $ 9.743      220,270
                                 2005       $ 9.743      $ 9.812      462,733
                                 2006       $ 9.812      $10.060      754,905
                                 2007       $10.060      $10.351      644,437
                                 2008       $10.351      $10.427      532,517
                                 2009       $10.427      $10.262      567,074
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.990      $13.500       20,345
                                 2004       $13.500      $14.625       26,821
                                 2005       $14.625      $15.801       22,351
                                 2006       $15.801      $16.847       22,398
                                 2007       $16.847      $17.494       15,650
                                 2008       $17.494      $10.523       11,460
                                 2009       $10.523      $13.656        9,567
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.332      $14.578       49,676
                                 2004       $14.578      $16.526      132,719
                                 2005       $16.526      $17.188      160,275
                                 2006       $17.188      $19.584      171,693
                                 2007       $19.584      $18.292      142,597
                                 2008       $18.292      $ 9.923      116,048
                                 2009       $ 9.923      $ 9.341            0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.852      $13.100       23,569
                                 2004       $13.100      $13.838       32,176
                                 2005       $13.838      $14.272       32,523
                                 2006       $14.272      $15.603       27,542
                                 2007       $15.603      $15.408       16,773
                                 2008       $15.408      $ 9.299       11,960
                                 2009       $ 9.299      $12.163       10,162
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.693      $12.087      101,791
                                 2004       $12.087      $12.845      183,693
                                 2005       $12.845      $13.120      172,868
                                 2006       $13.120      $14.422      157,014
                                 2007       $14.422      $14.298      156,631
                                 2008       $14.298      $ 8.323      102,557
                                 2009       $ 8.323      $10.269       96,769
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.658      $14.062        5,380
                                 2004       $14.062      $16.793       14,389

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.793      $17.908       10,191
                                 2006       $17.908      $22.343        8,616
                                 2007       $22.343      $26.317        7,576
                                 2008       $26.317      $17.965        6,255
                                 2009       $17.965      $18.941        6,202
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.809      $13.566       24,986
                                 2004       $13.566      $15.802       39,157
                                 2005       $15.802      $17.406       18,872
                                 2006       $17.406      $18.027       16,153
                                 2007       $18.027      $18.377       15,647
                                 2008       $18.377      $ 9.828        9,725
                                 2009       $ 9.828      $13.392        9,313
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.589      $12.402      182,243
                                 2004       $12.402      $12.793      210,331
                                 2005       $12.793      $13.280      202,350
                                 2006       $13.280      $13.752      203,379
                                 2007       $13.752      $14.250      161,677
                                 2008       $14.250      $ 8.812      136,256
                                 2009       $ 8.812      $14.184      134,416
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.115       44,909
                                 2005       $11.115      $12.129       53,765
                                 2006       $12.129      $12.499       35,260
                                 2007       $12.499      $14.435       30,410
                                 2008       $14.435      $ 7.537       28,014
                                 2009       $ 7.537      $11.574       22,611
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.328       41,016
                                 2005       $11.328      $11.583      104,114
                                 2006       $11.583      $13.202      129,308
                                 2007       $13.202      $12.662      110,899
                                 2008       $12.662      $ 7.983      113,569
                                 2009       $ 7.983      $10.067      130,969
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.939      $11.741       38,047
                                 2004       $11.741      $12.313       57,882
                                 2005       $12.313      $13.017       68,120
                                 2006       $13.017      $13.120       70,083
                                 2007       $13.120      $15.028       52,577
                                 2008       $15.028      $ 7.510       49,793
                                 2009       $ 7.510      $12.217       39,068

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.790      $13.359      139,645
                                 2004       $13.359      $14.972      243,807
                                 2005       $14.972      $16.134      313,430
                                 2006       $16.134      $18.377      314,702
                                 2007       $18.377      $18.502      295,634
                                 2008       $18.502      $12.318      189,573
                                 2009       $12.318      $15.014      171,841
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000            0
                                 2004       $10.000      $ 9.875      104,364
                                 2005       $ 9.875      $ 9.934      155,779
                                 2006       $ 9.934      $10.164      153,805
                                 2007       $10.164      $10.426      134,700
                                 2008       $10.426      $10.422      264,832
                                 2009       $10.422      $10.243            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.302      $13.878        3,678
                                 2004       $13.878      $15.003       38,895
                                 2005       $15.003      $16.524       75,482
                                 2006       $16.524      $17.982       74,937
                                 2007       $17.982      $18.788       71,293
                                 2008       $18.788      $15.687       60,379
                                 2009       $15.687      $20.046       60,222
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.952       25,853
                                 2005       $10.952      $11.550       97,009
                                 2006       $11.550      $12.771      126,090
                                 2007       $12.771      $12.962      111,831
                                 2008       $12.962      $ 9.843      131,546
                                 2009       $ 9.843      $11.841      133,293
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.749      135,792
                                 2005       $10.749      $12.215      133,666
                                 2006       $12.215      $12.490      139,192
                                 2007       $12.490      $14.952      111,788
                                 2008       $14.952      $ 7.461       99,971
                                 2009       $ 7.461      $12.131       73,133
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.723        8,184
                                 2005       $10.723      $12.162       11,774
                                 2006       $12.162      $12.400       12,170
                                 2007       $12.400      $14.815       11,179
                                 2008       $14.815      $ 7.370       13,200
                                 2009       $ 7.370      $11.953       10,812

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000            0
                                 2004       $10.000      $11.075       10,185
                                 2005       $11.075      $12.180       50,324
                                 2006       $12.180      $14.536       92,339
                                 2007       $14.536      $15.670       85,604
                                 2008       $15.670      $10.936       56,880
                                 2009       $10.936      $13.915       53,801
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.820       19,886
                                 2007       $ 9.820      $11.823       43,514
                                 2008       $11.823      $ 6.175       53,249
                                 2009       $ 6.175      $ 9.544       43,575
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.575       18,118
                                 2004       $13.575      $15.858       25,638
                                 2005       $15.858      $17.582       15,875
                                 2006       $17.582      $19.312       10,901
                                 2007       $19.312      $19.526       19,963
                                 2008       $19.526      $11.422        8,753
                                 2009       $11.422      $16.450       18,899
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.291       48,618
                                 2005       $11.291      $12.455       75,844
                                 2006       $12.455      $14.764       52,044
                                 2007       $14.764      $15.636       40,007
                                 2008       $15.636      $ 9.015       28,642
                                 2009       $ 9.015      $12.325       28,920
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.284       18,856
                                 2005       $11.284      $12.429       36,367
                                 2006       $12.429      $14.725       41,832
                                 2007       $14.725      $15.580       48,047
                                 2008       $15.580      $ 8.963       44,153
                                 2009       $ 8.963      $12.250       37,239
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.391      $14.515       33,080
                                 2004       $14.515      $19.397       90,377
                                 2005       $19.397      $22.243      135,757
                                 2006       $22.243      $30.075      136,528
                                 2007       $30.075      $24.432      106,718
                                 2008       $24.432      $14.863      114,181
                                 2009       $14.863      $18.755       84,688

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.600      114,323



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.65



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.252           0
                                 2007       $10.252      $11.804         537
                                 2008       $11.804      $ 6.640         535
                                 2009       $ 6.640      $ 8.830       3,005
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.444           0
                                 2007       $10.444      $11.114           0
                                 2008       $11.114      $ 8.164           0
                                 2009       $ 8.164      $ 9.933           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.473           0
                                 2007       $10.473      $11.304           0
                                 2008       $11.304      $ 7.456           0
                                 2009       $ 7.456      $ 9.409           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.482           0
                                 2007       $10.482      $11.428           0
                                 2008       $11.428      $ 6.936           0
                                 2009       $ 6.936      $ 8.931           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.335           0
                                 2007       $10.335      $10.743           0
                                 2008       $10.743      $ 9.417           0
                                 2009       $ 9.417      $10.597         426
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.729           0
                                 2007       $ 9.729      $11.680           0
                                 2008       $11.680      $ 6.332           0
                                 2009       $ 6.332      $ 8.976           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.805           0
                                 2007       $10.805      $11.155           0
                                 2008       $11.155      $ 6.881           0
                                 2009       $ 6.881      $ 8.531           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.862           0
                                 2007       $ 9.862      $11.164         847
                                 2008       $11.164      $ 6.618         843
                                 2009       $ 6.618      $ 9.079       1,434
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.847           0
                                 2003       $10.847      $13.384       9,772
                                 2004       $13.384      $14.532      11,000
                                 2005       $14.532      $14.767       9,974
                                 2006       $14.767      $16.925       9,925
                                 2007       $16.925      $15.996      10,476
                                 2008       $15.996      $10.183       9,973
                                 2009       $10.183      $12.650       9,824
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.221         927
                                 2005       $11.221      $11.192       3,358
                                 2006       $11.192      $12.991       3,232
                                 2007       $12.991      $13.229       8,144
                                 2008       $13.229      $ 9.135       2,990
                                 2009       $ 9.135      $12.158       4,148
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.519           0
                                 2005       $10.519      $10.435       3,137
                                 2006       $10.435      $11.360       6,207
                                 2007       $11.360      $11.844       5,843
                                 2008       $11.844      $ 7.612       1,713
                                 2009       $ 7.612      $ 9.693       1,656
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.531           0
                                 2003       $11.531      $15.535           0
                                 2004       $15.535      $16.999         128
                                 2005       $16.999      $17.486         128
                                 2006       $17.486      $18.658         127
                                 2007       $18.658      $20.371         126
                                 2008       $20.371      $11.498         126
                                 2009       $11.498      $16.205         125

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.222           0
                                 2003       $11.222      $14.554           0
                                 2004       $14.554      $17.679       3,988
                                 2005       $17.679      $18.876       4,024
                                 2006       $18.876      $21.676       4,491
                                 2007       $21.676      $20.769       4,843
                                 2008       $20.769      $13.655       4,233
                                 2009       $13.655      $17.312       4,383
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.235         254
                                 2005       $10.235      $10.289       1,468
                                 2006       $10.289      $10.506       1,445
                                 2007       $10.506      $10.993       1,402
                                 2008       $10.993      $11.610       5,951
                                 2009       $11.610      $11.749       4,059
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.000           0
                                 2007       $11.000      $12.076         778
                                 2008       $12.076      $ 8.480         774
                                 2009       $ 8.480      $10.265         770
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.321           0
                                 2003       $10.321      $12.679       7,781
                                 2004       $12.679      $14.018       9,581
                                 2005       $14.018      $15.213       9,606
                                 2006       $15.213      $17.679       8,455
                                 2007       $17.679      $17.956       8,301
                                 2008       $17.956      $11.085       7,927
                                 2009       $11.085      $13.715       8,236
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.229           0
                                 2003       $11.229      $16.865           0
                                 2004       $16.865      $20.645         156
                                 2005       $20.645      $25.825         131
                                 2006       $25.825      $32.472         553
                                 2007       $32.472      $41.046         409
                                 2008       $41.046      $19.055         406
                                 2009       $19.055      $32.282         289

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.472           0
                                 2003       $10.472      $13.591       4,569
                                 2004       $13.591      $15.812       4,211
                                 2005       $15.812      $17.101       5,234
                                 2006       $17.101      $20.387       6,881
                                 2007       $20.387      $23.103       6,165
                                 2008       $23.103      $13.521       5,189
                                 2009       $13.521      $18.188       4,796
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.718           0
                                 2003       $10.718      $12.881           0
                                 2004       $12.881      $14.507           0
                                 2005       $14.507      $13.803           0
                                 2006       $13.803      $15.280           0
                                 2007       $15.280      $16.647           0
                                 2008       $16.647      $17.355           0
                                 2009       $17.355      $20.219           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.905           0
                                 2005       $10.905      $11.449       3,894
                                 2006       $11.449      $12.884       3,916
                                 2007       $12.884      $13.496       3,899
                                 2008       $13.496      $ 9.449       3,881
                                 2009       $ 9.449      $11.685       4,436
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.356           0
                                 2005       $10.356      $10.299       1,589
                                 2006       $10.299      $11.053       2,121
                                 2007       $11.053      $11.520       1,967
                                 2008       $11.520      $ 9.325         262
                                 2009       $ 9.325      $12.294       1,482
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.889           0
                                 2005       $10.889      $11.036         795
                                 2006       $11.036      $12.705         792
                                 2007       $12.705      $12.899         788
                                 2008       $12.899      $ 8.050         784
                                 2009       $ 8.050      $ 9.395         566
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.137           0
                                 2005       $11.137      $11.438           0
                                 2006       $11.438      $12.115         550
                                 2007       $12.115      $14.421         495
                                 2008       $14.421      $ 8.742         497
                                 2009       $ 8.742      $12.490         433

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.120           0
                                 2005       $11.120      $11.814       1,568
                                 2006       $11.814      $13.015       3,252
                                 2007       $13.015      $12.849       3,168
                                 2008       $12.849      $ 7.648       1,527
                                 2009       $ 7.648      $ 9.506       2,102
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.693           0
                                 2003       $10.693      $13.087       3,341
                                 2004       $13.087      $14.105       5,025
                                 2005       $14.105      $14.354       5,491
                                 2006       $14.354      $15.621       5,407
                                 2007       $15.621      $15.866       4,021
                                 2008       $15.866      $ 8.781       4,019
                                 2009       $ 8.781      $10.481       1,963
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.104           0
                                 2005       $10.104      $10.150           0
                                 2006       $10.150      $10.455       2,678
                                 2007       $10.455      $10.681       2,803
                                 2008       $10.681      $ 6.388       2,557
                                 2009       $ 6.388      $ 6.838       3,065
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.277         743
                                 2004       $12.277      $12.848       1,951
                                 2005       $12.848      $13.226       3,651
                                 2006       $13.226      $13.980       5,519
                                 2007       $13.980      $15.623       5,132
                                 2008       $15.623      $ 8.333       3,301
                                 2009       $ 8.333      $11.791       1,812
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.145           0
                                 2003       $10.145      $14.227       2,855
                                 2004       $14.227      $16.601       3,556
                                 2005       $16.601      $18.588       3,139
                                 2006       $18.588      $21.415       3,084
                                 2007       $21.415      $22.297       2,990
                                 2008       $22.297      $13.059       3,144
                                 2009       $13.059      $17.864       2,400

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.658           0
                                 2003       $10.658      $12.951         262
                                 2004       $12.951      $13.823       2,727
                                 2005       $13.823      $13.841       2,877
                                 2006       $13.841      $14.841       2,897
                                 2007       $14.841      $14.498       2,886
                                 2008       $14.498      $ 3.049       4,440
                                 2009       $ 3.049      $ 3.770       6,478
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.174           0
                                 2003       $10.174      $12.627       3,123
                                 2004       $12.627      $13.528       5,403
                                 2005       $13.528      $14.042       8,922
                                 2006       $14.042      $15.819      10,114
                                 2007       $15.819      $16.171       9,659
                                 2008       $16.171      $ 9.742       5,911
                                 2009       $ 9.742      $12.240       3,841
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.350           0
                                 2003       $10.350      $14.655       3,265
                                 2004       $14.655      $17.145       4,341
                                 2005       $17.145      $18.465       4,100
                                 2006       $18.465      $20.784       4,433
                                 2007       $20.784      $20.115       4,401
                                 2008       $20.115      $12.241       3,543
                                 2009       $12.241      $16.447       2,697
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.057           0
                                 2003       $10.057      $12.384       1,731
                                 2004       $12.384      $14.518       1,841
                                 2005       $14.518      $15.959       1,666
                                 2006       $15.959      $16.090       1,478
                                 2007       $16.090      $16.745       1,466
                                 2008       $16.745      $ 8.348       1,351
                                 2009       $ 8.348      $10.838         227
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.548           0
                                 2003       $10.548      $12.130       2,956
                                 2004       $12.130      $12.911       5,964
                                 2005       $12.911      $12.989      11,033
                                 2006       $12.989      $13.673       9,721
                                 2007       $13.673      $14.702       9,988
                                 2008       $14.702      $12.341       6,153
                                 2009       $12.341      $14.344       6,161

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.384           0
                                 2003       $10.384      $12.425         477
                                 2004       $12.425      $13.308         906
                                 2005       $13.308      $13.975         878
                                 2006       $13.975      $15.482       2,606
                                 2007       $15.482      $15.642       2,603
                                 2008       $15.642      $10.238       2,369
                                 2009       $10.238      $13.587       1,703
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.794           0
                                 2003       $10.794      $13.497       2,660
                                 2004       $13.497      $14.721       2,567
                                 2005       $14.721      $15.207         308
                                 2006       $15.207      $17.303         256
                                 2007       $17.303      $15.957         239
                                 2008       $15.957      $ 9.602         222
                                 2009       $ 9.602      $12.235         201
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.720           0
                                 2003       $ 9.720      $11.296         616
                                 2004       $11.296      $11.878       1,394
                                 2005       $11.878      $13.199       1,718
                                 2006       $13.199      $13.319         469
                                 2007       $13.319      $12.994         467
                                 2008       $12.994      $10.577         465
                                 2009       $10.577      $13.082         462
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.737           0
                                 2003       $10.737      $13.337       4,749
                                 2004       $13.337      $14.472       4,808
                                 2005       $14.472      $14.646       5,026
                                 2006       $14.646      $15.891       5,137
                                 2007       $15.891      $16.032       5,219
                                 2008       $16.032      $11.635       4,395
                                 2009       $11.635      $17.152       3,875
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.182           0
                                 2003       $10.182      $10.436       3,822
                                 2004       $10.436      $10.699       4,264
                                 2005       $10.699      $10.750       8,948
                                 2006       $10.750      $11.030       8,850
                                 2007       $11.030      $11.391       7,601
                                 2008       $11.391      $ 8.506       3,509
                                 2009       $ 8.506      $12.246       3,256

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.601           0
                                 2003       $10.601      $13.374         819
                                 2004       $13.374      $15.254         735
                                 2005       $15.254      $16.801         673
                                 2006       $16.801      $21.065       2,234
                                 2007       $21.065      $22.405       2,027
                                 2008       $22.405      $12.326       2,348
                                 2009       $12.326      $15.080       2,163
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.404           0
                                 2003       $10.404      $12.984           0
                                 2004       $12.984      $14.356         299
                                 2005       $14.356      $15.334         259
                                 2006       $15.334      $17.150         261
                                 2007       $17.150      $15.963         250
                                 2008       $15.963      $ 9.472         252
                                 2009       $ 9.472      $12.164         192
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.981           0
                                 2003       $ 9.981      $ 9.847       1,949
                                 2004       $ 9.847      $ 9.730       4,070
                                 2005       $ 9.730      $ 9.793       9,057
                                 2006       $ 9.793      $10.036      17,290
                                 2007       $10.036      $10.321       9,154
                                 2008       $10.321      $10.392       3,006
                                 2009       $10.392      $10.221       9,146
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.375           0
                                 2003       $10.375      $13.488       1,912
                                 2004       $13.488      $14.605       2,248
                                 2005       $14.605      $15.771       2,434
                                 2006       $15.771      $16.807       1,376
                                 2007       $16.807      $17.442       1,356
                                 2008       $17.442      $10.487       1,438
                                 2009       $10.487      $13.603       1,482
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.200           0
                                 2003       $11.200      $14.565           0
                                 2004       $14.565      $16.503         195
                                 2005       $16.503      $17.155       1,151
                                 2006       $17.155      $19.537       1,598
                                 2007       $19.537      $18.238       1,698
                                 2008       $18.238      $ 9.889         524
                                 2009       $ 9.889      $ 9.308           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.639           0
                                 2003       $10.639      $13.088         119
                                 2004       $13.088      $13.818         311
                                 2005       $13.818      $14.245         279
                                 2006       $14.245      $15.565         287
                                 2007       $15.565      $15.363         260
                                 2008       $15.363      $ 9.267         258
                                 2009       $ 9.267      $12.115         192
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.511           0
                                 2003       $10.511      $12.076       9,347
                                 2004       $12.076      $12.827       9,608
                                 2005       $12.827      $13.095       9,712
                                 2006       $13.095      $14.387       5,553
                                 2007       $14.387      $14.256       4,187
                                 2008       $14.256      $ 8.295       4,075
                                 2009       $ 8.295      $10.229       3,325
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.466           0
                                 2003       $11.466      $14.049         783
                                 2004       $14.049      $16.770       1,690
                                 2005       $16.770      $17.874       1,633
                                 2006       $17.874      $22.289       1,504
                                 2007       $22.289      $26.240       1,318
                                 2008       $26.240      $17.903       1,260
                                 2009       $17.903      $18.867       1,388
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.369           0
                                 2003       $10.369      $13.554           0
                                 2004       $13.554      $15.780         182
                                 2005       $15.780      $17.373         204
                                 2006       $17.373      $17.983         204
                                 2007       $17.983      $18.323         203
                                 2008       $18.323      $ 9.794         202
                                 2009       $ 9.794      $13.339         201
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.106           0
                                 2003       $10.106      $12.391       9,395
                                 2004       $12.391      $12.775      11,049
                                 2005       $12.775      $13.254       9,078
                                 2006       $13.254      $13.718       9,512
                                 2007       $13.718      $14.208       9,552
                                 2008       $14.208      $ 8.782       9,810
                                 2009       $ 8.782      $14.128       7,751

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.111       3,992
                                 2005       $11.111      $12.119       3,896
                                 2006       $12.119      $12.482       4,021
                                 2007       $12.482      $14.408       3,671
                                 2008       $14.408      $ 7.519       4,367
                                 2009       $ 7.519      $11.541       3,833
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.324           0
                                 2005       $11.324      $11.573      10,101
                                 2006       $11.573      $13.184      10,533
                                 2007       $13.184      $12.638       9,453
                                 2008       $12.638      $ 7.964       6,751
                                 2009       $ 7.964      $10.038       5,699
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.649           0
                                 2003       $10.649      $13.647       5,800
                                 2004       $13.647      $14.951       6,211
                                 2005       $14.951      $16.103       6,908
                                 2006       $16.103      $18.333      12,416
                                 2007       $18.333      $18.448      12,869
                                 2008       $18.448      $12.275      10,456
                                 2009       $12.275      $14.954      11,374
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.870       5,097
                                 2005       $ 9.870      $ 9.924       5,091
                                 2006       $ 9.924      $10.148       5,128
                                 2007       $10.148      $10.404       5,100
                                 2008       $10.404      $10.396       8,944
                                 2009       $10.396      $10.212           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.407           0
                                 2003       $ 9.407      $11.731       6,491
                                 2004       $11.731      $12.295       6,759
                                 2005       $12.295      $12.992       6,513
                                 2006       $12.992      $13.088       6,965
                                 2007       $13.088      $14.984       6,236
                                 2008       $14.984      $ 7.484       6,204
                                 2009       $ 7.484      $12.169       5,251

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.056           0
                                 2003       $11.056      $13.865           0
                                 2004       $13.865      $14.982         656
                                 2005       $14.982      $16.492         587
                                 2006       $16.492      $17.939       1,340
                                 2007       $17.939      $18.733       1,287
                                 2008       $18.733      $15.633         980
                                 2009       $15.633      $19.967         809
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.948         735
                                 2005       $10.948      $11.540      18,696
                                 2006       $11.540      $12.753      25,496
                                 2007       $12.753      $12.938      24,564
                                 2008       $12.938      $ 9.820      23,504
                                 2009       $ 9.820      $11.807      21,809
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.745         901
                                 2005       $10.745      $12.205         831
                                 2006       $12.205      $12.473         869
                                 2007       $12.473      $14.924         774
                                 2008       $14.924      $ 7.443           0
                                 2009       $ 7.443      $12.096           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.720           0
                                 2005       $10.720      $12.152           0
                                 2006       $12.152      $12.383           0
                                 2007       $12.383      $14.788           0
                                 2008       $14.788      $ 7.352           0
                                 2009       $ 7.352      $11.918           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.069           0
                                 2005       $11.069      $12.168           0
                                 2006       $12.168      $14.514           0
                                 2007       $14.514      $15.638           0
                                 2008       $15.638      $10.908           0
                                 2009       $10.908      $13.873           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.816         763
                                 2007       $ 9.816      $11.813         680
                                 2008       $11.813      $ 6.167         791
                                 2009       $ 6.167      $ 9.526         639

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.570           0
                                 2004       $13.570      $15.845         271
                                 2005       $15.845      $17.558         226
                                 2006       $17.558      $19.276         232
                                 2007       $19.276      $19.480         205
                                 2008       $19.480      $11.389         212
                                 2009       $11.389      $16.394         142
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.287       1,361
                                 2005       $11.287      $12.444       1,263
                                 2006       $12.444      $14.744       1,177
                                 2007       $14.744      $15.607         991
                                 2008       $15.607      $ 8.994         512
                                 2009       $ 8.994      $12.290         431
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.281           0
                                 2005       $11.281      $12.419           0
                                 2006       $12.419      $14.705         226
                                 2007       $14.705      $15.551         230
                                 2008       $15.551      $ 8.942         244
                                 2009       $ 8.942      $12.214         221
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.697           0
                                 2003       $10.697      $14.502         531
                                 2004       $14.502      $19.370         570
                                 2005       $19.370      $22.200         452
                                 2006       $22.200      $30.002         351
                                 2007       $30.002      $24.361         379
                                 2008       $24.361      $14.812         389
                                 2009       $14.812      $18.681         366
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.550         504



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003 OR WITH THE ENHANCED
 BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.7



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.249      14,834
                                 2007       $10.249      $11.794      15,862
                                 2008       $11.794      $ 6.631      17,752
                                 2009       $ 6.631      $ 8.813      18,125
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.440           0
                                 2007       $10.440      $11.104           0
                                 2008       $11.104      $ 8.152         288
                                 2009       $ 8.152      $ 9.914           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.470           0
                                 2007       $10.470      $11.295       7,668
                                 2008       $11.295      $ 7.446       8,963
                                 2009       $ 7.446      $ 9.391       8,963
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.479           0
                                 2007       $10.479      $11.419           0
                                 2008       $11.419      $ 6.926           0
                                 2009       $ 6.926      $ 8.914       9,378
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.331           0
                                 2007       $10.331      $10.734           0
                                 2008       $10.734      $ 9.404         558
                                 2009       $ 9.404      $10.577       9,129
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.726           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.726      $11.670           0
                                 2008       $11.670      $ 6.323         741
                                 2009       $ 6.323      $ 8.960       1,653
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.802           0
                                 2007       $10.802      $11.145           0
                                 2008       $11.145      $ 6.871       3,553
                                 2009       $ 6.871      $ 8.515       4,412
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.858       3,581
                                 2007       $ 9.858      $11.154       5,625
                                 2008       $11.154      $ 6.609       5,618
                                 2009       $ 6.609      $ 9.062       4,608
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.846      11,854
                                 2003       $10.846      $13.376      46,365
                                 2004       $13.376      $14.516      74,854
                                 2005       $14.516      $14.743      75,086
                                 2006       $14.743      $16.889      66,833
                                 2007       $16.889      $15.954      65,254
                                 2008       $15.954      $10.151      53,462
                                 2009       $10.151      $12.604      35,154
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.217      16,682
                                 2005       $11.217      $11.183      31,911
                                 2006       $11.183      $12.973      52,598
                                 2007       $12.973      $13.205      49,013
                                 2008       $13.205      $ 9.113      46,322
                                 2009       $ 9.113      $12.123      41,250
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.517       2,412
                                 2005       $10.517      $10.428      29,785
                                 2006       $10.428      $11.347      45,245
                                 2007       $11.347      $11.825      46,359
                                 2008       $11.825      $ 7.595      44,315
                                 2009       $ 7.595      $ 9.667      38,095
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.530           0
                                 2003       $11.530      $15.526       4,180
                                 2004       $15.526      $16.980       4,378
                                 2005       $16.980      $17.458       3,987
                                 2006       $17.458      $18.618       3,524
                                 2007       $18.618      $20.317       1,563

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $20.317      $11.462        1,319
                                 2009       $11.462      $16.145        1,160
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.220           26
                                 2003       $11.220      $14.545       22,354
                                 2004       $14.545      $17.659       44,473
                                 2005       $17.659      $18.845       51,954
                                 2006       $18.845      $21.630       54,312
                                 2007       $21.630      $20.714       52,005
                                 2008       $20.714      $13.612       44,299
                                 2009       $13.612      $17.248       37,758
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.232        3,419
                                 2005       $10.232      $10.280       10,772
                                 2006       $10.280      $10.492        7,877
                                 2007       $10.492      $10.972        7,483
                                 2008       $10.972      $11.582       19,922
                                 2009       $11.582      $11.715       24,121
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.996        5,397
                                 2007       $10.996      $12.065        6,815
                                 2008       $12.065      $ 8.469       15,737
                                 2009       $ 8.469      $10.246       10,465
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.320            0
                                 2003       $10.320      $12.671       43,101
                                 2004       $12.671      $14.002       74,703
                                 2005       $14.002      $15.188      100,052
                                 2006       $15.188      $17.641      104,046
                                 2007       $17.641      $17.908      104,027
                                 2008       $17.908      $11.050       87,342
                                 2009       $11.050      $13.665       82,106
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.228          460
                                 2003       $11.228      $16.854        2,074
                                 2004       $16.854      $20.622        6,743
                                 2005       $20.622      $25.783       11,118
                                 2006       $25.783      $32.403       10,943
                                 2007       $32.403      $40.938        8,995
                                 2008       $40.938      $18.994       11,553
                                 2009       $18.994      $32.163       10,868

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.471           0
                                 2003       $10.471      $13.582      14,384
                                 2004       $13.582      $15.795      22,487
                                 2005       $15.795      $17.073      32,718
                                 2006       $17.073      $20.343      43,745
                                 2007       $20.343      $23.042      39,322
                                 2008       $23.042      $13.478      39,549
                                 2009       $13.478      $18.121      35,380
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.716         303
                                 2003       $10.716      $12.873       8,849
                                 2004       $12.873      $14.491       9,789
                                 2005       $14.491      $13.780       8,793
                                 2006       $13.780      $15.247       9,410
                                 2007       $15.247      $16.603       9,572
                                 2008       $16.603      $17.300       6,170
                                 2009       $17.300      $20.145       5,017
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.904         996
                                 2005       $10.904      $11.442       5,983
                                 2006       $11.442      $12.870      10,362
                                 2007       $12.870      $13.474       7,418
                                 2008       $13.474      $ 9.429       6,091
                                 2009       $ 9.429      $11.654       1,860
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.355           0
                                 2005       $10.355      $10.292      26,125
                                 2006       $10.292      $11.040      37,008
                                 2007       $11.040      $11.501      36,002
                                 2008       $11.501      $ 9.305      43,851
                                 2009       $ 9.305      $12.261      42,223
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.888       4,964
                                 2005       $10.888      $11.029      20,196
                                 2006       $11.029      $12.691      22,574
                                 2007       $12.691      $12.878      22,801
                                 2008       $12.878      $ 8.032       7,988
                                 2009       $ 8.032      $ 9.370       8,967
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.136           0
                                 2005       $11.136      $11.431       6,212
                                 2006       $11.431      $12.101      11,813
                                 2007       $12.101      $14.398      13,159

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.398      $ 8.723       13,155
                                 2009       $ 8.723      $12.456       13,491
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.119       11,443
                                 2005       $11.119      $11.806       27,985
                                 2006       $11.806      $13.001       30,535
                                 2007       $13.001      $12.828       29,272
                                 2008       $12.828      $ 7.632       22,719
                                 2009       $ 7.632      $ 9.480       21,347
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.692          404
                                 2003       $10.692      $13.079       63,338
                                 2004       $13.079      $14.089       82,954
                                 2005       $14.089      $14.331       57,790
                                 2006       $14.331      $15.587       50,266
                                 2007       $15.587      $15.824       42,435
                                 2008       $15.824      $ 8.754       42,565
                                 2009       $ 8.754      $10.443       37,872
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.102            1
                                 2005       $10.102      $10.143        6,138
                                 2006       $10.143      $10.443       22,411
                                 2007       $10.443      $10.663       21,985
                                 2008       $10.663      $ 6.374       21,445
                                 2009       $ 6.374      $ 6.819       29,234
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.273       23,160
                                 2004       $12.273      $12.837       40,804
                                 2005       $12.837      $13.208       54,999
                                 2006       $13.208      $13.954       63,674
                                 2007       $13.954      $15.586       56,435
                                 2008       $15.586      $ 8.309       46,518
                                 2009       $ 8.309      $11.751       27,001
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.144          450
                                 2003       $10.144      $14.218       92,586
                                 2004       $14.218      $16.582      106,291
                                 2005       $16.582      $18.558       87,037
                                 2006       $18.558      $21.369       83,879
                                 2007       $21.369      $22.238       83,591
                                 2008       $22.238      $13.018       71,310
                                 2009       $13.018      $17.798       67,338

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.657        4,391
                                 2003       $10.657      $12.943       27,534
                                 2004       $12.943      $13.807       70,579
                                 2005       $13.807      $13.818       47,047
                                 2006       $13.818      $14.809       43,563
                                 2007       $14.809      $14.459       30,750
                                 2008       $14.459      $ 3.039       51,115
                                 2009       $ 3.039      $ 3.756       49,497
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.173        1,290
                                 2003       $10.173      $12.619       75,748
                                 2004       $12.619      $13.513      111,106
                                 2005       $13.513      $14.019      124,647
                                 2006       $14.019      $15.785      129,741
                                 2007       $15.785      $16.128      119,159
                                 2008       $16.128      $ 9.711      105,431
                                 2009       $ 9.711      $12.195       91,865
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.349          522
                                 2003       $10.349      $14.646       49,259
                                 2004       $14.646      $17.126       49,689
                                 2005       $17.126      $18.435       38,240
                                 2006       $18.435      $20.739       38,671
                                 2007       $20.739      $20.062       38,046
                                 2008       $20.062      $12.202       30,202
                                 2009       $12.202      $16.387       22,951
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.056            0
                                 2003       $10.056      $12.376        1,775
                                 2004       $12.376      $14.501        6,467
                                 2005       $14.501      $15.933       15,382
                                 2006       $15.933      $16.055       17,702
                                 2007       $16.055      $16.701       14,106
                                 2008       $16.701      $ 8.321       10,084
                                 2009       $ 8.321      $10.798        8,858
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.547          587
                                 2003       $10.547      $12.123       91,119
                                 2004       $12.123      $12.897      140,314
                                 2005       $12.897      $12.967      211,902
                                 2006       $12.967      $13.643      208,110
                                 2007       $13.643      $14.663      198,924
                                 2008       $14.663      $12.302      138,953
                                 2009       $12.302      $14.291       97,890

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.383            0
                                 2003       $10.383      $12.418        8,650
                                 2004       $12.418      $13.293       17,401
                                 2005       $13.293      $13.952       11,842
                                 2006       $13.952      $15.449       16,884
                                 2007       $15.449      $15.601       14,948
                                 2008       $15.601      $10.205       12,261
                                 2009       $10.205      $13.538        7,362
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.793        3,975
                                 2003       $10.793      $13.489       51,316
                                 2004       $13.489      $14.704       63,684
                                 2005       $14.704      $15.182       68,393
                                 2006       $15.182      $17.266       65,926
                                 2007       $17.266      $15.915       66,762
                                 2008       $15.915      $ 9.571       44,921
                                 2009       $ 9.571      $12.190       48,077
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.719          513
                                 2003       $ 9.719      $11.289       12,430
                                 2004       $11.289      $11.865       17,089
                                 2005       $11.865      $13.178       17,183
                                 2006       $13.178      $13.290       14,596
                                 2007       $13.290      $12.960       14,807
                                 2008       $12.960      $10.544       12,312
                                 2009       $10.544      $13.034        9,903
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.736            0
                                 2003       $10.736      $13.329       29,635
                                 2004       $13.736      $14.456       39,771
                                 2005       $14.456      $14.622       35,570
                                 2006       $14.622      $15.857       40,582
                                 2007       $15.857      $15.990       38,390
                                 2008       $15.990      $11.598       25,469
                                 2009       $11.598      $17.090       30,947
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.180          296
                                 2003       $10.180      $10.430       61,097
                                 2004       $10.430      $10.687       76,632
                                 2005       $10.687      $10.733       98,493
                                 2006       $10.733      $11.006      103,612
                                 2007       $11.006      $11.361       96,249
                                 2008       $11.361      $ 8.480       77,446
                                 2009       $ 8.480      $12.201       65,003

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.600          800
                                 2003       $10.600      $13.366       11,831
                                 2004       $13.366      $15.237       13,934
                                 2005       $15.237      $16.774       19,691
                                 2006       $16.774      $21.020       23,392
                                 2007       $21.020      $22.346       24,519
                                 2008       $22.346      $12.287       23,399
                                 2009       $12.287      $15.024       14,307
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.403            0
                                 2003       $10.403      $12.976        7,758
                                 2004       $12.976      $14.340        8,048
                                 2005       $14.340      $15.309       13,156
                                 2006       $15.309      $17.113       17,627
                                 2007       $17.113      $15.921       20,378
                                 2008       $15.921      $ 9.442        7,405
                                 2009       $ 9.442      $12.119        9,215
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.980            0
                                 2003       $ 9.980      $ 9.841       53,140
                                 2004       $ 9.841      $ 9.719      106,208
                                 2005       $ 9.719      $ 9.777      137,648
                                 2006       $ 9.777      $10.014      154,407
                                 2007       $10.014      $10.294      144,007
                                 2008       $10.294      $10.359      204,241
                                 2009       $10.359      $10.184      180,523
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.374        3,591
                                 2003       $10.374      $13.480        7,704
                                 2004       $13.480      $14.588       11,893
                                 2005       $14.588      $15.745       12,802
                                 2006       $15.745      $16.771       12,227
                                 2007       $16.771      $17.396       11,461
                                 2008       $17.396      $10.454        8,735
                                 2009       $10.454      $13.553        7,974
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.199          945
                                 2003       $11.199      $14.556       11,071
                                 2004       $14.556      $16.485       23,719
                                 2005       $16.485      $17.127       27,261
                                 2006       $17.127      $19.495       28,783
                                 2007       $19.495      $18.190       29,927
                                 2008       $18.190      $ 9.858       26,969
                                 2009       $ 9.858      $ 9.278            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.638           0
                                 2003       $10.638      $13.080       5,222
                                 2004       $13.080      $13.803       3,459
                                 2005       $13.803      $14.221       3,421
                                 2006       $14.221      $15.532       2,877
                                 2007       $15.532      $15.322       1,842
                                 2008       $15.322      $ 9.238       1,471
                                 2009       $ 9.238      $12.071       1,130
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.510         999
                                 2003       $10.510      $12.069      49,323
                                 2004       $12.069      $12.812      62,387
                                 2005       $12.812      $13.074      54,761
                                 2006       $13.074      $14.356      47,702
                                 2007       $14.356      $14.218      38,668
                                 2008       $14.218      $ 8.269      25,378
                                 2009       $ 8.269      $10.191      21,201
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.465           0
                                 2003       $11.465      $14.041       8,391
                                 2004       $14.041      $16.751       8,358
                                 2005       $16.751      $17.844       9,837
                                 2006       $17.844      $22.241       9,232
                                 2007       $22.241      $26.170       6,569
                                 2008       $26.170      $17.847       7,939
                                 2009       $17.847      $18.798       9,047
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.368           0
                                 2003       $10.368      $13.545       6,744
                                 2004       $13.545      $15.762      11,286
                                 2005       $15.762      $17.344       9,400
                                 2006       $17.344      $17.945       9,342
                                 2007       $17.945      $18.275       8,059
                                 2008       $18.275      $ 9.763       5,705
                                 2009       $ 9.763      $13.290       6,369
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.105         706
                                 2003       $10.105      $12.383      45,547
                                 2004       $12.383      $12.761      52,828
                                 2005       $12.761      $13.233      59,629
                                 2006       $13.233      $13.689      59,044
                                 2007       $13.689      $14.170      55,533
                                 2008       $14.170      $ 8.754      34,251
                                 2009       $ 8.754      $14.076      32,528

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.107       11,239
                                 2005       $11.107      $12.109       12,114
                                 2006       $12.109      $12.465       14,318
                                 2007       $12.465      $14.381       11,835
                                 2008       $14.381      $ 7.501       11,102
                                 2009       $ 7.501      $11.508       10,699
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.320           16
                                 2005       $11.320      $11.563       50,549
                                 2006       $11.563      $13.166       70,910
                                 2007       $13.166      $12.615       69,274
                                 2008       $12.615      $ 7.945       45,697
                                 2009       $ 7.945      $10.009       35,758
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.648            0
                                 2003       $10.648      $13.338       86,262
                                 2004       $13.338      $14.934      190,316
                                 2005       $14.934      $16.077      143,870
                                 2006       $16.077      $18.294      136,527
                                 2007       $18.294      $18.399      115,573
                                 2008       $18.399      $12.236       69,634
                                 2009       $12.236      $14.900       64,132
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000            0
                                 2004       $10.000      $ 9.865           33
                                 2005       $ 9.865      $ 9.914       84,749
                                 2006       $ 9.914      $10.133       40,328
                                 2007       $10.133      $10.383       46,255
                                 2008       $10.383      $10.369       45,645
                                 2009       $10.369      $10.181            0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.406            0
                                 2003       $ 9.406      $11.724       20,758
                                 2004       $11.724      $12.282       23,817
                                 2005       $12.282      $12.971       91,131
                                 2006       $12.971      $13.060       88,285
                                 2007       $13.060      $14.944       83,745
                                 2008       $14.944      $ 7.460       41,991
                                 2009       $ 7.460      $12.124       39,443
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.055            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.055      $13.857       1,345
                                 2004       $13.857      $14.965      14,147
                                 2005       $14.965      $16.465      13,705
                                 2006       $16.465      $17.900      14,043
                                 2007       $17.900      $18.683      14,452
                                 2008       $18.683      $15.584      11,386
                                 2009       $15.584      $19.894       9,203
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.944       5,451
                                 2005       $10.944      $11.531      20,177
                                 2006       $11.531      $12.736      28,848
                                 2007       $12.736      $12.914      28,992
                                 2008       $12.914      $ 9.796      26,218
                                 2009       $ 9.796      $11.772      25,630
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.741      15,641
                                 2005       $10.741      $12.195      13,315
                                 2006       $12.195      $12.456      11,712
                                 2007       $12.456      $14.896      11,712
                                 2008       $14.896      $ 7.426      11,985
                                 2009       $ 7.426      $12.061      19,495
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.716       4,848
                                 2005       $10.716      $12.142       5,544
                                 2006       $12.142      $12.367       5,861
                                 2007       $12.367      $14.760       5,079
                                 2008       $14.760      $ 7.335       5,673
                                 2009       $ 7.335      $11.884       4,237
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.064       7,374
                                 2005       $11.064      $12.155      16,086
                                 2006       $12.155      $14.491      21,374
                                 2007       $14.491      $15.607      18,532
                                 2008       $15.607      $10.880      13,370
                                 2009       $10.880      $13.830      12,721
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.813       5,577
                                 2007       $ 9.813      $11.803       3,665
                                 2008       $11.803      $ 6.158       8,553
                                 2009       $ 6.158      $ 9.508       5,721
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.566       2,958

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.566      $15.831       6,274
                                 2005       $15.831      $17.534       6,942
                                 2006       $17.534      $19.240       7,162
                                 2007       $19.240      $19.433       5,360
                                 2008       $19.433      $11.356       5,179
                                 2009       $11.356      $16.338       5,418
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.283      32,469
                                 2005       $11.283      $12.433      26,863
                                 2006       $12.433      $14.724      25,184
                                 2007       $14.724      $15.578      24,403
                                 2008       $15.578      $ 8.973      29,664
                                 2009       $ 8.973      $12.254      29,345
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.277       7,262
                                 2005       $11.277      $12.408      10,922
                                 2006       $12.408      $14.685      11,863
                                 2007       $14.685      $15.522       9,815
                                 2008       $15.522      $ 8.920       6,828
                                 2009       $ 8.920      $12.179       5,987
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.696           0
                                 2003       $10.696      $14.493       8,229
                                 2004       $14.493      $19.348      20,032
                                 2005       $19.348      $22.164      21,386
                                 2006       $22.164      $29.938      21,087
                                 2007       $29.938      $24.296      18,547
                                 2008       $24.296      $14.765      15,256
                                 2009       $14.765      $18.613      12,448
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.504      31,686



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1,
                                     2003

                          MORTALITY & EXPENSE = 1.75



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.245         0
                                 2007       $10.245      $11.784         0
                                 2008       $11.784      $ 6.622         0
                                 2009       $ 6.622      $ 8.797         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.437         0
                                 2007       $10.437      $11.095         0
                                 2008       $11.095      $ 8.141         0
                                 2009       $ 8.141      $ 9.896         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.466         0
                                 2007       $10.466      $11.285         0
                                 2008       $11.285      $ 7.436         0
                                 2009       $ 7.436      $ 9.374         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.475         0
                                 2007       $10.475      $11.409         0
                                 2008       $11.409      $ 6.917         0
                                 2009       $ 6.917      $ 8.897         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.327         0
                                 2007       $10.327      $10.725         0
                                 2008       $10.725      $ 9.391         0
                                 2009       $ 9.391      $10.557         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.723         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.723      $11.660         0
                                 2008       $11.660      $ 6.315         0
                                 2009       $ 6.315      $ 8.943         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.798         0
                                 2007       $10.798      $11.136         0
                                 2008       $11.136      $ 6.862         0
                                 2009       $ 6.862      $ 8.499         0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.855         0
                                 2007       $ 9.855      $11.145         0
                                 2008       $11.145      $ 6.600         0
                                 2009       $ 6.600      $ 9.045         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.704      $13.371         0
                                 2004       $13.371      $14.504         0
                                 2005       $14.504      $14.723         0
                                 2006       $14.723      $16.857         0
                                 2007       $16.857      $15.916         0
                                 2008       $15.916      $10.122         0
                                 2009       $10.122      $12.561         0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.214         0
                                 2005       $11.214      $11.173         0
                                 2006       $11.173      $12.956         0
                                 2007       $12.956      $13.180         0
                                 2008       $13.180      $ 9.091         0
                                 2009       $ 9.091      $12.088         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.516         0
                                 2005       $10.516      $10.422         0
                                 2006       $10.422      $11.334         0
                                 2007       $11.334      $11.805         0
                                 2008       $11.805      $ 7.579         0
                                 2009       $ 7.579      $ 9.641         0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.827      $15.520         0
                                 2004       $15.520      $16.966         0
                                 2005       $16.966      $17.434         0
                                 2006       $17.434      $18.583         0
                                 2007       $18.583      $20.269         0
                                 2008       $20.269      $11.429         0
                                 2009       $11.429      $16.091         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.045      $14.540         0
                                 2004       $14.540      $17.644         0
                                 2005       $17.644      $18.819         0
                                 2006       $18.819      $21.589         0
                                 2007       $21.589      $20.664         0
                                 2008       $20.664      $13.573         0
                                 2009       $13.573      $17.190         0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.228         0
                                 2005       $10.228      $10.272         0
                                 2006       $10.272      $10.477         0
                                 2007       $10.477      $10.952         0
                                 2008       $10.952      $11.555         0
                                 2009       $11.555      $11.681         0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.992         0
                                 2007       $10.992      $12.055         0
                                 2008       $12.055      $ 8.457         0
                                 2009       $ 8.457      $10.227         0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.605      $12.667         0
                                 2004       $12.667      $13.990         0
                                 2005       $13.990      $15.168         0
                                 2006       $15.168      $17.608         0
                                 2007       $17.608      $17.866         0
                                 2008       $17.866      $11.018         0
                                 2009       $11.018      $13.618         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.681      $16.849         0
                                 2004       $16.849      $20.604         0
                                 2005       $20.604      $25.748         0
                                 2006       $25.748      $32.343         0
                                 2007       $32.343      $40.840         0
                                 2008       $40.840      $18.940         0
                                 2009       $18.940      $32.054         0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.383      $13.578         0
                                 2004       $13.578      $15.781         0
                                 2005       $15.781      $17.050         0
                                 2006       $17.050      $20.306         0
                                 2007       $20.306      $22.987         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.987      $13.439         0
                                 2009       $13.439      $18.060         0
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.589      $12.869         0
                                 2004       $12.869      $14.479         0
                                 2005       $14.479      $13.761         0
                                 2006       $13.761      $15.219         0
                                 2007       $15.219      $16.564         0
                                 2008       $16.564      $17.251         0
                                 2009       $17.251      $20.076         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.902         0
                                 2005       $10.902      $11.435         0
                                 2006       $11.435      $12.855         0
                                 2007       $12.855      $13.452         0
                                 2008       $13.452      $ 9.409         0
                                 2009       $ 9.409      $11.622         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.353         0
                                 2005       $10.353      $10.286         0
                                 2006       $10.286      $11.028         0
                                 2007       $11.028      $11.482         0
                                 2008       $11.482      $ 9.285         0
                                 2009       $ 9.285      $12.228         0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.886         0
                                 2005       $10.886      $11.022         0
                                 2006       $11.022      $12.676         0
                                 2007       $12.676      $12.856         0
                                 2008       $12.856      $ 8.015         0
                                 2009       $ 8.015      $ 9.345         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.134         0
                                 2005       $11.134      $11.424         0
                                 2006       $11.424      $12.087         0
                                 2007       $12.087      $14.374         0
                                 2008       $14.374      $ 8.704         0
                                 2009       $ 8.704      $12.423         0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.117         0
                                 2005       $11.117      $11.799         0
                                 2006       $11.799      $12.986         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.986      $12.806         0
                                 2008       $12.806      $ 7.615         0
                                 2009       $ 7.615      $ 9.455         0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.110      $13.075         0
                                 2004       $13.075      $14.077         0
                                 2005       $14.077      $14.311         0
                                 2006       $14.311      $15.558         0
                                 2007       $15.558      $15.787         0
                                 2008       $15.787      $ 8.728         0
                                 2009       $ 8.728      $10.408         0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.101         0
                                 2005       $10.101      $10.137         0
                                 2006       $10.137      $10.431         0
                                 2007       $10.431      $10.646         0
                                 2008       $10.646      $ 6.360         0
                                 2009       $ 6.360      $ 6.801         0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.268         0
                                 2004       $12.268      $12.826         0
                                 2005       $12.826      $13.190         0
                                 2006       $13.190      $13.928         0
                                 2007       $13.928      $15.549         0
                                 2008       $15.549      $ 8.285         0
                                 2009       $ 8.285      $11.711         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.084      $14.213         0
                                 2004       $14.213      $16.568         0
                                 2005       $16.568      $18.532         0
                                 2006       $18.532      $21.330         0
                                 2007       $21.330      $22.185         0
                                 2008       $22.185      $12.980         0
                                 2009       $12.980      $17.738         0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.733      $12.938         0
                                 2004       $12.938      $13.795         0
                                 2005       $13.795      $13.800         0
                                 2006       $13.800      $14.781         0
                                 2007       $14.781      $14.425         0
                                 2008       $14.425      $ 3.031         0
                                 2009       $ 3.031      $ 3.743         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.466      $12.615         0
                                 2004       $12.615      $13.501         0
                                 2005       $13.501      $14.000         0
                                 2006       $14.000      $15.756         0
                                 2007       $15.756      $16.090         0
                                 2008       $16.090      $ 9.683         0
                                 2009       $ 9.683      $12.153         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.716      $14.641         0
                                 2004       $14.641      $17.111         0
                                 2005       $17.111      $18.410         0
                                 2006       $18.410      $20.700         0
                                 2007       $20.700      $20.014         0
                                 2008       $20.014      $12.167         0
                                 2009       $12.167      $16.331         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.342      $12.372         0
                                 2004       $12.372      $14.489         0
                                 2005       $14.489      $15.912         0
                                 2006       $15.912      $16.025         0
                                 2007       $16.025      $16.661         0
                                 2008       $16.661      $ 8.297         0
                                 2009       $ 8.297      $10.761         0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.249      $12.119         0
                                 2004       $12.119      $12.886         0
                                 2005       $12.886      $12.950         0
                                 2006       $12.950      $13.618         0
                                 2007       $13.618      $14.628         0
                                 2008       $14.628      $12.266         0
                                 2009       $12.266      $14.242         0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.754      $12.414         0
                                 2004       $12.414      $13.282         0
                                 2005       $13.282      $13.933         0
                                 2006       $13.933      $15.420         0
                                 2007       $15.420      $15.564         0
                                 2008       $15.564      $10.176         0
                                 2009       $10.176      $13.492         0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.995      $13.484         0
                                 2004       $13.484      $14.692         0
                                 2005       $14.692      $15.161         0
                                 2006       $15.161      $17.233         0
                                 2007       $17.233      $15.877         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.877      $ 9.544         0
                                 2009       $ 9.544      $12.149         0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.235      $11.285         0
                                 2004       $11.285      $11.855         0
                                 2005       $11.855      $13.160         0
                                 2006       $13.160      $13.266         0
                                 2007       $13.266      $12.929         0
                                 2008       $12.929      $10.513         0
                                 2009       $10.513      $12.990         0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.868      $13.324         0
                                 2004       $13.324      $14.443         0
                                 2005       $14.443      $14.603         0
                                 2006       $14.603      $15.827         0
                                 2007       $15.827      $15.952         0
                                 2008       $15.952      $11.565         0
                                 2009       $11.565      $17.032         0
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.358      $10.426         0
                                 2004       $10.426      $10.677         0
                                 2005       $10.677      $10.718         0
                                 2006       $10.718      $10.986         0
                                 2007       $10.986      $11.334         0
                                 2008       $11.334      $ 8.455         0
                                 2009       $ 8.455      $12.159         0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.577      $13.361         0
                                 2004       $13.361      $15.224         0
                                 2005       $15.224      $16.751         0
                                 2006       $16.751      $20.980         0
                                 2007       $20.980      $22.292         0
                                 2008       $22.292      $12.252         0
                                 2009       $12.252      $14.973         0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.694      $12.972         0
                                 2004       $12.972      $14.328         0
                                 2005       $14.328      $15.288         0
                                 2006       $15.288      $17.081         0
                                 2007       $17.081      $15.883         0
                                 2008       $15.883      $ 9.415         0
                                 2009       $ 9.415      $12.078         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.939      $ 9.838         0
                                 2004       $ 9.838      $ 9.710         0
                                 2005       $ 9.710      $ 9.764         0
                                 2006       $ 9.764      $ 9.995         0
                                 2007       $ 9.995      $10.269         0
                                 2008       $10.269      $10.329         0
                                 2009       $10.329      $10.149         0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.981      $13.475         0
                                 2004       $13.475      $14.576         0
                                 2005       $14.576      $15.724         0
                                 2006       $15.724      $16.739         0
                                 2007       $16.739      $17.355         0
                                 2008       $17.355      $10.424         0
                                 2009       $10.424      $13.507         0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.323      $14.551         0
                                 2004       $14.551      $16.471         0
                                 2005       $16.471      $17.104         0
                                 2006       $17.104      $19.459         0
                                 2007       $19.459      $18.146         0
                                 2008       $18.146      $ 9.830         0
                                 2009       $ 9.830      $ 9.251         0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.843      $13.075         0
                                 2004       $13.075      $13.791         0
                                 2005       $13.791      $14.202         0
                                 2006       $14.202      $15.503         0
                                 2007       $15.503      $15.285         0
                                 2008       $15.285      $ 9.211         0
                                 2009       $ 9.211      $12.030         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.684      $12.064         0
                                 2004       $12.064      $12.801         0
                                 2005       $12.801      $13.056         0
                                 2006       $13.056      $14.330         0
                                 2007       $14.330      $14.184         0
                                 2008       $14.184      $ 8.245         0
                                 2009       $ 8.245      $10.157         0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.649      $14.036         0
                                 2004       $14.036      $16.737         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.737      $17.820         0
                                 2006       $17.820      $22.200         0
                                 2007       $22.200      $26.108         0
                                 2008       $26.108      $17.795         0
                                 2009       $17.795      $18.734         0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.800      $13.541         0
                                 2004       $13.541      $15.749         0
                                 2005       $15.749      $17.321         0
                                 2006       $17.321      $17.912         0
                                 2007       $17.912      $18.231         0
                                 2008       $18.231      $ 9.735         0
                                 2009       $ 9.735      $13.245         0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.580      $12.379         0
                                 2004       $12.379      $12.750         0
                                 2005       $12.750      $13.215         0
                                 2006       $13.215      $13.664         0
                                 2007       $13.664      $14.137         0
                                 2008       $14.137      $ 8.729         0
                                 2009       $ 8.729      $14.028         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.103         0
                                 2005       $11.103      $12.099         0
                                 2006       $12.099      $12.449         0
                                 2007       $12.449      $14.354         0
                                 2008       $14.354      $ 7.483         0
                                 2009       $ 7.483      $11.474         0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.316         0
                                 2005       $11.316      $11.554         0
                                 2006       $11.554      $13.148         0
                                 2007       $13.148      $12.591         0
                                 2008       $12.591      $ 7.926         0
                                 2009       $ 7.926      $ 9.981         0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.781      $13.333         0
                                 2004       $13.333      $14.922         0
                                 2005       $14.922      $16.055         0
                                 2006       $16.055      $18.259         0
                                 2007       $18.259      $18.355         0
                                 2008       $18.355      $12.201         0
                                 2009       $12.201      $14.849         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $ 9.860         0
                                 2005       $ 9.860      $ 9.904         0
                                 2006       $ 9.904      $10.117         0
                                 2007       $10.117      $10.362         0
                                 2008       $10.362      $10.343         0
                                 2009       $10.343      $10.150         0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.931      $11.720         0
                                 2004       $11.720      $12.271         0
                                 2005       $12.271      $12.953         0
                                 2006       $12.953      $13.036         0
                                 2007       $13.036      $14.909         0
                                 2008       $14.909      $ 7.439         0
                                 2009       $ 7.439      $12.083         0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.292      $13.852         0
                                 2004       $13.852      $14.953         0
                                 2005       $14.953      $16.443         0
                                 2006       $16.443      $17.867         0
                                 2007       $17.867      $18.639         0
                                 2008       $18.639      $15.539         0
                                 2009       $15.539      $19.826         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.941         0
                                 2005       $10.941      $11.521         0
                                 2006       $11.521      $12.719         0
                                 2007       $12.719      $12.890         0
                                 2008       $12.890      $ 9.773         0
                                 2009       $ 9.773      $11.738         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.738         0
                                 2005       $10.738      $12.184         0
                                 2006       $12.184      $12.439         0
                                 2007       $12.439      $14.868         0
                                 2008       $14.868      $ 7.408         0
                                 2009       $ 7.408      $12.027         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.712         0
                                 2005       $10.712      $12.131         0
                                 2006       $12.131      $12.350         0
                                 2007       $12.350      $14.732         0
                                 2008       $14.732      $ 7.317         0
                                 2009       $ 7.317      $11.850         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $11.058         0
                                 2005       $11.058      $12.143         0
                                 2006       $12.143      $14.469         0
                                 2007       $14.469      $15.575         0
                                 2008       $15.575      $10.852         0
                                 2009       $10.852      $13.788         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.809         0
                                 2007       $ 9.809      $11.793         0
                                 2008       $11.793      $ 6.150         0
                                 2009       $ 6.150      $ 9.490         0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.561         0
                                 2004       $13.561      $15.818         0
                                 2005       $15.818      $17.510         0
                                 2006       $17.510      $19.204         0
                                 2007       $19.204      $19.387         0
                                 2008       $19.387      $11.323         0
                                 2009       $11.323      $16.283         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.280         0
                                 2005       $11.280      $12.423         0
                                 2006       $12.423      $14.704         0
                                 2007       $14.704      $15.548         0
                                 2008       $15.548      $ 8.951         0
                                 2009       $ 8.951      $12.219         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.273         0
                                 2005       $11.273      $12.398         0
                                 2006       $12.398      $14.665         0
                                 2007       $14.665      $15.493         0
                                 2008       $15.493      $ 8.899         0
                                 2009       $ 8.899      $12.144         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.382      $14.488         0
                                 2004       $14.488      $19.332         0
                                 2005       $19.332      $22.134         0
                                 2006       $22.134      $29.882         0
                                 2007       $29.882      $24.238         0
                                 2008       $24.238      $14.722         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.722      $18.550         0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.462         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
   DEATH BENEFIT OPTION OR ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                           BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.8



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.242         0
                                 2007       $10.242      $11.774         0
                                 2008       $11.774      $ 6.613         0
                                 2009       $ 6.613      $ 8.780         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.433         0
                                 2007       $10.433      $11.085         0
                                 2008       $11.085      $ 8.130         0
                                 2009       $ 8.130      $ 9.877         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.463         0
                                 2007       $10.463      $11.275         0
                                 2008       $11.275      $ 7.426         0
                                 2009       $ 7.426      $ 9.356         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.472         0
                                 2007       $10.472      $11.399         0
                                 2008       $11.399      $ 6.907         0
                                 2009       $ 6.907      $ 8.881         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.324         0
                                 2007       $10.324      $10.716         0
                                 2008       $10.716      $ 9.378         0
                                 2009       $ 9.378      $10.537         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.720         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.720      $11.650           0
                                 2008       $11.650      $ 6.306           0
                                 2009       $ 6.306      $ 8.926           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.794           0
                                 2007       $10.794      $11.126           0
                                 2008       $11.126      $ 6.853           0
                                 2009       $ 6.853      $ 8.483           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.852           0
                                 2007       $ 9.852      $11.135           0
                                 2008       $11.135      $ 6.591           0
                                 2009       $ 6.591      $ 9.028           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.844         629
                                 2003       $10.844      $13.359       9,885
                                 2004       $13.359      $14.483      10,850
                                 2005       $14.483      $14.695      12,054
                                 2006       $14.695      $16.817      11,076
                                 2007       $16.817      $15.869       7,899
                                 2008       $15.869      $10.087       8,006
                                 2009       $10.087      $12.511       7,668
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.210           0
                                 2005       $11.210      $11.164       2,002
                                 2006       $11.164      $12.938       1,994
                                 2007       $12.938      $13.155       1,838
                                 2008       $13.155      $ 9.070       1,646
                                 2009       $ 9.070      $12.054       1,519
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.515           0
                                 2005       $10.515      $10.415       3,208
                                 2006       $10.415      $11.321       3,261
                                 2007       $11.321      $11.786       3,108
                                 2008       $11.786      $ 7.562       2,919
                                 2009       $ 7.562      $ 9.616       2,840
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.528         258
                                 2003       $11.528      $15.507       2,777
                                 2004       $15.507      $16.942       2,674
                                 2005       $16.942      $17.401       2,580
                                 2006       $17.401      $18.538       2,236
                                 2007       $18.538      $20.209       2,150

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $20.209      $11.389       1,765
                                 2009       $11.389      $16.027       1,653
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.218           0
                                 2003       $11.218      $14.527       4,422
                                 2004       $14.527      $17.619       3,315
                                 2005       $17.619      $18.784       3,630
                                 2006       $18.784      $21.537       3,775
                                 2007       $21.537      $20.604       1,843
                                 2008       $20.604      $13.526       1,495
                                 2009       $13.526      $17.122       1,421
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.225           0
                                 2005       $10.225      $10.263           0
                                 2006       $10.263      $10.463           0
                                 2007       $10.463      $10.931           0
                                 2008       $10.931      $11.527           0
                                 2009       $11.527      $11.647           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.989           0
                                 2007       $10.989      $12.045           0
                                 2008       $12.045      $ 8.446           0
                                 2009       $ 8.446      $10.208           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.318           0
                                 2003       $10.318      $12.656       2,202
                                 2004       $12.318      $13.971       1,750
                                 2005       $13.971      $15.139       2,355
                                 2006       $15.139      $17.566       2,245
                                 2007       $17.566      $17.813       2,222
                                 2008       $17.813      $10.980       2,206
                                 2009       $10.980      $13.564       2,195
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.226           0
                                 2003       $11.226      $16.833       4,309
                                 2004       $16.833      $20.576         459
                                 2005       $20.576      $25.699         618
                                 2006       $25.699      $32.264         829
                                 2007       $32.264      $40.721         706
                                 2008       $40.721      $18.874         670
                                 2009       $18.874      $31.928         563

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.468           0
                                 2003       $10.468      $13.565       4,106
                                 2004       $13.565      $15.759       2,964
                                 2005       $15.759      $17.017       3,620
                                 2006       $17.017      $20.256       3,571
                                 2007       $20.256      $22.920       2,486
                                 2008       $22.920      $13.393       2,504
                                 2009       $13.393      $17.989       2,440
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.714           0
                                 2003       $10.714      $12.857           0
                                 2004       $12.857      $14.458           0
                                 2005       $14.458      $13.735           0
                                 2006       $13.735      $15.182           0
                                 2007       $15.182      $16.515           0
                                 2008       $16.515      $17.191           0
                                 2009       $17.191      $19.997           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.901           0
                                 2005       $10.901      $11.427       2,775
                                 2006       $11.427      $12.840       2,608
                                 2007       $12.840      $13.429       2,449
                                 2008       $13.429      $ 9.388       2,109
                                 2009       $ 9.388      $11.591       2,015
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.352           0
                                 2005       $10.352      $10.279       1,338
                                 2006       $10.279      $11.015       1,216
                                 2007       $11.015      $11.463       1,176
                                 2008       $11.463      $ 9.265         839
                                 2009       $ 9.265      $12.196         808
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.885           0
                                 2005       $10.885      $11.015         106
                                 2006       $11.015      $12.662         106
                                 2007       $12.662      $12.835         106
                                 2008       $12.835      $ 7.998           0
                                 2009       $ 7.998      $ 9.320           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.133           0
                                 2005       $11.133      $11.417           0
                                 2006       $11.417      $12.073           0
                                 2007       $12.073      $14.350           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.350      $ 8.685           0
                                 2009       $ 8.685      $12.390           0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.116           0
                                 2005       $11.116      $11.791       1,085
                                 2006       $11.791      $12.971       1,375
                                 2007       $12.971      $12.785       1,414
                                 2008       $12.785      $ 7.599       1,333
                                 2009       $ 7.599      $ 9.430       1,358
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.689           0
                                 2003       $10.689      $13.063           0
                                 2004       $13.063      $14.057           0
                                 2005       $14.057      $14.284           0
                                 2006       $14.284      $15.521           0
                                 2007       $15.521      $15.740           0
                                 2008       $15.740      $ 8.698           0
                                 2009       $ 8.698      $10.366           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.100           0
                                 2005       $10.100      $10.130           0
                                 2006       $10.130      $10.419           0
                                 2007       $10.419      $10.628           0
                                 2008       $10.628      $ 6.346           0
                                 2009       $ 6.346      $ 6.783           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.264       1,334
                                 2004       $12.264      $12.815       1,333
                                 2005       $12.815      $13.172       2,625
                                 2006       $13.172      $13.902       3,620
                                 2007       $13.902      $15.512       3,496
                                 2008       $15.512      $ 8.261       3,848
                                 2009       $ 8.261      $11.671       3,655
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.141           0
                                 2003       $10.141      $14.200       3,802
                                 2004       $14.200      $16.545       3,814
                                 2005       $16.545      $18.497       3,695
                                 2006       $18.497      $21.278       6,999
                                 2007       $21.278      $22.120       6,687
                                 2008       $22.120      $12.936       6,394
                                 2009       $12.936      $17.668       6,011

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.654         398
                                 2003       $10.654      $12.927       1,197
                                 2004       $12.927      $13.776       1,748
                                 2005       $13.776      $13.773       2,757
                                 2006       $13.773      $14.746       2,268
                                 2007       $14.746      $14.383       2,333
                                 2008       $14.383      $ 3.020       4,935
                                 2009       $ 3.020      $ 3.728       5,321
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.170           0
                                 2003       $10.170      $12.604      28,336
                                 2004       $12.604      $13.482      22,903
                                 2005       $13.482      $13.974      26,841
                                 2006       $13.974      $15.718      26,296
                                 2007       $15.718      $16.043      16,915
                                 2008       $16.043      $ 9.650      16,810
                                 2009       $ 9.650      $12.105      16,156
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.347         317
                                 2003       $10.347      $14.628       5,901
                                 2004       $14.628      $17.087       5,098
                                 2005       $17.087      $18.375       6,106
                                 2006       $18.375      $20.650       5,762
                                 2007       $20.650      $19.955       3,036
                                 2008       $19.955      $12.125       3,132
                                 2009       $12.125      $16.267       2,991
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.054           0
                                 2003       $10.054      $12.361       2,561
                                 2004       $12.361      $14.469       2,666
                                 2005       $14.469      $15.881       2,557
                                 2006       $15.881      $15.986       2,446
                                 2007       $15.986      $16.612       2,339
                                 2008       $16.612      $ 8.269       2,634
                                 2009       $ 8.269      $10.719       2,467
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.544         730
                                 2003       $10.544      $12.108       3,730
                                 2004       $12.108      $12.868       9,919
                                 2005       $12.868      $12.925       5,875
                                 2006       $12.925      $13.585       5,158
                                 2007       $13.585      $14.585       4,973
                                 2008       $14.585      $12.224       4,632
                                 2009       $12.224      $14.186       4,597

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.381           0
                                 2003       $10.381      $12.402         312
                                 2004       $12.402      $13.263         311
                                 2005       $13.263      $13.906       1,973
                                 2006       $13.906      $15.383       1,979
                                 2007       $15.383      $15.518       1,850
                                 2008       $15.518      $10.141       1,366
                                 2009       $10.141      $13.438       1,261
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.791           0
                                 2003       $10.791      $13.472           0
                                 2004       $13.472      $14.671         134
                                 2005       $14.671      $15.132           0
                                 2006       $15.132      $17.192           0
                                 2007       $17.192      $15.830           0
                                 2008       $15.830      $ 9.511           0
                                 2009       $ 9.511      $12.101           0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.717           0
                                 2003       $ 9.717      $11.275       1,631
                                 2004       $11.275      $11.838       1,632
                                 2005       $11.838      $13.135       1,593
                                 2006       $13.135      $13.234       1,594
                                 2007       $13.234      $12.891       1,581
                                 2008       $12.891      $10.477       1,191
                                 2009       $10.477      $12.939       1,196
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.734           0
                                 2003       $10.734      $13.312       2,609
                                 2004       $13.312      $14.423       1,366
                                 2005       $14.423      $14.575       3,878
                                 2006       $14.575      $15.789       4,889
                                 2007       $15.789      $15.905       1,435
                                 2008       $15.905      $11.525       1,202
                                 2009       $11.525      $16.964       1,122
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.178           0
                                 2003       $10.178      $10.417       7,547
                                 2004       $10.417      $10.662       6,599
                                 2005       $10.662      $10.697      10,655
                                 2006       $10.697      $10.959      12,320
                                 2007       $10.959      $11.301       7,303
                                 2008       $11.301      $ 8.426       6,529
                                 2009       $ 8.426      $12.111       6,218

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.597         526
                                 2003       $10.597      $13.350         852
                                 2004       $13.350      $15.203         850
                                 2005       $15.203      $16.719         922
                                 2006       $16.719      $20.930         637
                                 2007       $20.930      $22.227         636
                                 2008       $22.227      $12.210           0
                                 2009       $12.210      $14.914           0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.400           0
                                 2003       $10.400      $12.960           0
                                 2004       $12.960      $14.308           0
                                 2005       $14.308      $15.259       1,171
                                 2006       $15.259      $17.040       1,628
                                 2007       $17.040      $15.836           0
                                 2008       $15.836      $ 9.382           0
                                 2009       $ 9.382      $12.030           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.978           0
                                 2003       $ 9.978      $ 9.829      27,567
                                 2004       $ 9.829      $ 9.697      48,718
                                 2005       $ 9.697      $ 9.745      57,753
                                 2006       $ 9.745      $ 9.971      51,999
                                 2007       $ 9.971      $10.239       7,644
                                 2008       $10.239      $10.293       6,298
                                 2009       $10.293      $10.109       7,798
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.372           0
                                 2003       $10.372      $13.464           0
                                 2004       $13.464      $14.556           0
                                 2005       $14.556      $15.694           0
                                 2006       $15.694      $16.699           0
                                 2007       $16.699      $17.304           0
                                 2008       $17.304      $10.388           0
                                 2009       $10.388      $13.453           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.197           0
                                 2003       $11.197      $14.538         911
                                 2004       $14.538      $16.447       1,253
                                 2005       $16.447      $17.071       1,537
                                 2006       $17.071      $19.412       1,454
                                 2007       $19.412      $18.093       1,478
                                 2008       $18.093      $ 9.796       1,537
                                 2009       $ 9.796      $ 9.219           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.635           0
                                 2003       $10.635      $13.064           0
                                 2004       $13.064      $13.772           0
                                 2005       $13.772      $14.175           0
                                 2006       $14.175      $15.465           0
                                 2007       $15.465      $15.241           0
                                 2008       $15.241      $ 9.179           0
                                 2009       $ 9.179      $11.982           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.508           0
                                 2003       $10.508      $12.054       2,923
                                 2004       $12.054      $12.784       2,536
                                 2005       $12.784      $13.031       3,242
                                 2006       $13.031      $14.295       3,239
                                 2007       $14.295      $14.143       3,147
                                 2008       $14.143      $ 8.216       3,106
                                 2009       $ 8.216      $10.117       2,977
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.462           0
                                 2003       $11.462      $14.023           0
                                 2004       $14.023      $16.713           0
                                 2005       $16.713      $17.786         114
                                 2006       $17.786      $22.146         114
                                 2007       $22.146      $26.032         101
                                 2008       $26.032      $17.734          98
                                 2009       $17.734      $18.660          80
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.365           0
                                 2003       $10.365      $13.529           0
                                 2004       $13.529      $15.727           0
                                 2005       $15.727      $17.288           0
                                 2006       $17.288      $17.868         233
                                 2007       $17.868      $18.178         233
                                 2008       $18.178      $ 9.701           0
                                 2009       $ 9.701      $13.192           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.102         667
                                 2003       $10.102      $12.368       2,931
                                 2004       $12.368      $12.732       2,977
                                 2005       $12.732      $13.190       2,896
                                 2006       $13.190      $13.631       1,975
                                 2007       $13.631      $14.095       1,936
                                 2008       $14.095      $ 8.699       1,941
                                 2009       $ 8.699      $13.973       1,717

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.100       1,624
                                 2005       $11.100      $12.088       1,530
                                 2006       $12.088      $12.432       1,626
                                 2007       $12.432      $14.327       1,520
                                 2008       $14.327      $ 7.465       1,219
                                 2009       $ 7.465      $11.441       1,061
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.312           0
                                 2005       $11.312      $11.544       4,102
                                 2006       $11.544      $13.130       5,220
                                 2007       $13.130      $12.568       1,065
                                 2008       $12.568      $ 7.907       3,592
                                 2009       $ 7.907      $ 9.952       3,454
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.646           0
                                 2003       $10.646      $13.322       6,795
                                 2004       $13.322      $14.901       6,539
                                 2005       $14.901      $16.024       7,187
                                 2006       $16.024      $18.215       7,388
                                 2007       $18.215      $18.301       3,225
                                 2008       $18.301      $12.159       3,109
                                 2009       $12.159      $14.790       3,138
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.855           0
                                 2005       $ 9.855      $ 9.894       1,390
                                 2006       $ 9.894      $10.102       1,326
                                 2007       $10.102      $10.341       1,303
                                 2008       $10.341      $10.317         750
                                 2009       $10.317      $10.119           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.404           0
                                 2003       $ 9.404      $11.709           0
                                 2004       $11.709      $12.254           0
                                 2005       $12.254      $12.928       1,064
                                 2006       $12.928      $13.004       1,356
                                 2007       $13.004      $14.865       1,232
                                 2008       $14.865      $ 7.413       1,062
                                 2009       $ 7.413      $12.035         812
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.052           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.052      $13.840           0
                                 2004       $13.840      $14.932           0
                                 2005       $14.932      $16.411       2,428
                                 2006       $16.411      $17.824       2,841
                                 2007       $17.824      $18.584       2,003
                                 2008       $18.584      $15.486       1,487
                                 2009       $15.486      $19.748       1,457
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.937       2,546
                                 2005       $10.937      $11.511       6,195
                                 2006       $11.511      $12.702       9,022
                                 2007       $12.702      $12.866       9,022
                                 2008       $12.866      $ 9.750       9,022
                                 2009       $ 9.750      $11.705       9,022
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.734       1,591
                                 2005       $10.734      $12.174       1,437
                                 2006       $12.174      $12.422       1,478
                                 2007       $12.422      $14.840       1,298
                                 2008       $14.840      $ 7.390       4,138
                                 2009       $ 7.390      $11.992       3,621
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.709           0
                                 2005       $10.709      $12.121           0
                                 2006       $12.121      $12.333           0
                                 2007       $12.333      $14.705           0
                                 2008       $14.705      $ 7.300           0
                                 2009       $ 7.300      $11.816           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.052           0
                                 2005       $11.052      $12.131          98
                                 2006       $12.131      $14.447         738
                                 2007       $14.447      $15.543       2,156
                                 2008       $15.543      $10.825       2,048
                                 2009       $10.825      $13.746       2,034
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.806           0
                                 2007       $ 9.806      $11.783           0
                                 2008       $11.783      $ 6.142           0
                                 2009       $ 6.142      $ 9.473           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.556       4,506

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.556      $15.804           0
                                 2005       $15.804      $17.487           0
                                 2006       $17.487      $19.168         427
                                 2007       $19.168      $19.341         426
                                 2008       $19.341      $11.291         198
                                 2009       $11.291      $16.228         198
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.276      10,403
                                 2005       $11.276      $12.412      10,301
                                 2006       $12.412      $14.684      10,068
                                 2007       $14.684      $15.519       4,515
                                 2008       $15.519      $ 8.930       4,145
                                 2009       $ 8.930      $12.184       3,846
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.269           0
                                 2005       $11.269      $12.387           0
                                 2006       $12.387      $14.645           0
                                 2007       $14.645      $15.464           0
                                 2008       $15.464      $ 8.878           0
                                 2009       $ 8.878      $12.109           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.694           0
                                 2003       $10.694      $14.475       2,014
                                 2004       $14.475      $19.305       5,675
                                 2005       $19.305      $22.091       3,146
                                 2006       $22.091      $29.810       3,330
                                 2007       $29.810      $24.167       2,979
                                 2008       $24.167      $14.671       2,366
                                 2009       $14.671      $18.476       2,390
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.412       1,470



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY
      PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003

                          MORTALITY & EXPENSE = 1.85



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.238       5,704
                                 2007       $10.238      $11.764       6,131
                                 2008       $11.764      $ 6.604       6,099
                                 2009       $ 6.604      $ 8.764         468
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.429           0
                                 2007       $10.429      $11.076           0
                                 2008       $11.076      $ 8.119           0
                                 2009       $ 8.119      $ 9.859           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.459           0
                                 2007       $10.459      $11.266           0
                                 2008       $11.266      $ 7.416           0
                                 2009       $ 7.416      $ 9.338           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.468           0
                                 2007       $10.468      $11.389           0
                                 2008       $11.389      $ 6.898           0
                                 2009       $ 6.898      $ 8.864           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.320           0
                                 2007       $10.320      $10.707           0
                                 2008       $10.707      $ 9.366           0
                                 2009       $ 9.366      $10.518         552
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.716           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.716      $11.640           0
                                 2008       $11.640      $ 6.297           0
                                 2009       $ 6.297      $ 8.909           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.791           0
                                 2007       $10.791      $11.117           0
                                 2008       $11.117      $ 6.843           0
                                 2009       $ 6.843      $ 8.467           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.848           0
                                 2007       $ 9.848      $11.126           0
                                 2008       $11.126      $ 6.582           0
                                 2009       $ 6.582      $ 9.011           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.698      $13.355         994
                                 2004       $13.355      $14.471       3,007
                                 2005       $14.471      $14.675       2,836
                                 2006       $14.675      $16.785       2,597
                                 2007       $16.785      $15.831       2,499
                                 2008       $15.831      $10.058       2,429
                                 2009       $10.058      $12.469       2,387
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.206         388
                                 2005       $11.206      $11.154       8,817
                                 2006       $11.154      $12.920      15,652
                                 2007       $12.920      $13.131      16,738
                                 2008       $13.131      $ 9.048       9,278
                                 2009       $ 9.048      $12.019       7,439
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.513           0
                                 2005       $10.513      $10.409       2,011
                                 2006       $10.409      $11.308       1,820
                                 2007       $11.308      $11.766       1,660
                                 2008       $11.766      $ 7.546       1,724
                                 2009       $ 7.546      $ 9.590       1,450
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.821      $15.501           0
                                 2004       $15.501      $16.928           0
                                 2005       $16.928      $17.377           0
                                 2006       $17.377      $18.503           0
                                 2007       $18.503      $20.161           0
                                 2008       $20.161      $11.357           0
                                 2009       $11.357      $15.973           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.039      $14.522         489
                                 2004       $14.522      $17.604       1,281
                                 2005       $17.604      $18.758       1,352
                                 2006       $18.758      $21.497       1,281
                                 2007       $21.497      $20.555       1,231
                                 2008       $20.555      $13.487       1,119
                                 2009       $13.487      $17.064         744
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.221           0
                                 2005       $10.221      $10.254           0
                                 2006       $10.254      $10.449           0
                                 2007       $10.449      $10.911           0
                                 2008       $10.911      $11.500         494
                                 2009       $11.500      $11.614         953
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.985           0
                                 2007       $10.985      $12.034           0
                                 2008       $12.034      $ 8.434           0
                                 2009       $ 8.434      $10.189           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.599      $12.651         593
                                 2004       $12.651      $13.959       1,038
                                 2005       $13.959      $15.118       7,115
                                 2006       $15.118      $17.533       7,038
                                 2007       $17.533      $17.771       6,860
                                 2008       $17.771      $10.948       1,144
                                 2009       $10.948      $13.518       7,035
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.674      $16.828         535
                                 2004       $16.828      $20.558       1,162
                                 2005       $20.558      $25.664       1,167
                                 2006       $25.664      $32.204       1,257
                                 2007       $32.204      $40.624       1,139
                                 2008       $40.624      $18.820         979
                                 2009       $18.820      $31.819         921
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.377      $13.561       2,037
                                 2004       $13.561      $15.746       3,071
                                 2005       $15.746      $16.994       8,069
                                 2006       $16.994      $20.219      10,854
                                 2007       $20.219      $22.865      10,943

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.865      $13.354       5,695
                                 2009       $13.354      $17.927       6,697
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.583      $12.853           0
                                 2004       $12.853      $14.446           0
                                 2005       $14.446      $13.716           0
                                 2006       $13.716      $15.154           0
                                 2007       $15.154      $16.476           0
                                 2008       $16.476      $17.142           0
                                 2009       $17.142      $19.929           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.899           0
                                 2005       $10.899      $11.420           0
                                 2006       $11.420      $12.826         944
                                 2007       $12.826      $13.407         908
                                 2008       $13.407      $ 9.368         900
                                 2009       $ 9.368      $11.560         902
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.351           0
                                 2005       $10.351      $10.273       1,019
                                 2006       $10.273      $11.003       2,035
                                 2007       $11.003      $11.444       1,917
                                 2008       $11.444      $ 9.244       1,597
                                 2009       $ 9.244      $12.163       1,441
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.884           0
                                 2005       $10.884      $11.008           7
                                 2006       $11.008      $12.647       5,262
                                 2007       $12.647      $12.814       6,282
                                 2008       $12.814      $ 7.980       6,234
                                 2009       $ 7.980      $ 9.295           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.132           0
                                 2005       $11.132      $11.409         394
                                 2006       $11.409      $12.060         263
                                 2007       $12.060      $14.326         251
                                 2008       $14.326      $ 8.666          57
                                 2009       $ 8.666      $12.357           0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.115           0
                                 2005       $11.115      $11.784         360
                                 2006       $11.784      $12.956         508

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.956      $12.764         512
                                 2008       $12.764      $ 7.582          66
                                 2009       $ 7.582      $ 9.405           0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.104      $13.059       1,030
                                 2004       $13.059      $14.045         964
                                 2005       $14.045      $14.265         976
                                 2006       $14.265      $15.492         641
                                 2007       $15.492      $15.703         994
                                 2008       $15.703      $ 8.673         953
                                 2009       $ 8.673      $10.331         621
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.099           0
                                 2005       $10.099      $10.124           0
                                 2006       $10.124      $10.407           0
                                 2007       $10.407      $10.611           0
                                 2008       $10.611      $ 6.333           0
                                 2009       $ 6.333      $ 6.765           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.260           0
                                 2004       $12.260      $12.805           0
                                 2005       $12.805      $13.154         939
                                 2006       $13.154      $13.876         891
                                 2007       $13.876      $15.475         821
                                 2008       $15.475      $ 8.237       1,153
                                 2009       $ 8.237      $11.632         961
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.079      $14.195       1,156
                                 2004       $14.195      $16.531       1,624
                                 2005       $16.531      $18.472       1,543
                                 2006       $18.472      $21.238       1,478
                                 2007       $21.238      $22.068       1,356
                                 2008       $22.068      $12.898       1,331
                                 2009       $12.898      $17.608       1,279
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.727      $12.922          89
                                 2004       $12.922      $13.764         410
                                 2005       $13.764      $13.755         841
                                 2006       $13.755      $14.718       1,663
                                 2007       $14.718      $14.349       1,653
                                 2008       $14.349      $ 3.011       3,547
                                 2009       $ 3.011      $ 3.716       3,580

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.460      $12.599         790
                                 2004       $12.599      $13.471       2,784
                                 2005       $13.471      $13.955       5,052
                                 2006       $13.955      $15.688       4,753
                                 2007       $15.688      $16.005       4,380
                                 2008       $16.005      $ 9.622       4,506
                                 2009       $ 9.622      $12.064       4,100
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.710      $14.623         895
                                 2004       $14.623      $17.072       1,228
                                 2005       $17.072      $18.350       1,381
                                 2006       $18.350      $20.612       1,855
                                 2007       $20.612      $19.908       1,880
                                 2008       $19.908      $12.090       1,680
                                 2009       $12.090      $16.211       1,560
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.337      $12.356         358
                                 2004       $12.356      $14.456         340
                                 2005       $14.456      $15.860         338
                                 2006       $15.860      $15.957         330
                                 2007       $15.957      $16.573         339
                                 2008       $16.573      $ 8.245         337
                                 2009       $ 8.245      $10.682         334
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.243      $12.104       2,840
                                 2004       $12.104      $12.857       3,448
                                 2005       $12.857      $12.907       6,724
                                 2006       $12.907      $13.559       7,054
                                 2007       $13.559      $14.550       6,521
                                 2008       $14.550      $12.189       5,572
                                 2009       $12.189      $14.138       6,324
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.748      $12.398           0
                                 2004       $12.398      $13.252           0
                                 2005       $13.252      $13.887           0
                                 2006       $13.887      $15.354           0
                                 2007       $15.354      $15.481           0
                                 2008       $15.481      $10.112           0
                                 2009       $10.112      $13.393         305
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.989      $13.468       3,333
                                 2004       $13.468      $14.659       4,943
                                 2005       $14.659      $15.111       4,869
                                 2006       $15.111      $17.160       4,661
                                 2007       $17.160      $15.793       4,456

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.793      $ 9.483       4,552
                                 2009       $ 9.483      $12.060       3,585
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.230      $11.271         884
                                 2004       $11.271      $11.828         975
                                 2005       $11.828      $13.117         947
                                 2006       $13.117      $13.209         993
                                 2007       $13.209      $12.860         971
                                 2008       $12.860      $10.447         818
                                 2009       $10.447      $12.895         438
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.861      $13.308       1,464
                                 2004       $13.308      $14.411       1,971
                                 2005       $14.411      $14.555       1,666
                                 2006       $14.555      $15.759       1,944
                                 2007       $15.759      $15.867       1,357
                                 2008       $15.867      $11.492       1,132
                                 2009       $11.492      $16.907       1,020
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.352      $10.414       2,694
                                 2004       $10.414      $10.653       3,964
                                 2005       $10.653      $10.683       6,575
                                 2006       $10.683      $10.939       7,026
                                 2007       $10.939      $11.274       6,830
                                 2008       $11.274      $ 8.402       7,318
                                 2009       $ 8.402      $12.070       7,619
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.571      $13.345           0
                                 2004       $13.345      $15.190           0
                                 2005       $15.190      $16.696         631
                                 2006       $16.696      $20.891         631
                                 2007       $20.891      $22.174         718
                                 2008       $22.174      $12.174         532
                                 2009       $12.174      $14.864         483
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.688      $12.956         359
                                 2004       $12.956      $14.296           0
                                 2005       $14.296      $15.238         502
                                 2006       $15.238      $17.008         172
                                 2007       $17.008      $15.799         497
                                 2008       $15.799      $ 9.355         359
                                 2009       $ 9.355      $11.989           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.933      $ 9.826           7
                                 2004       $ 9.826      $ 9.689         345
                                 2005       $ 9.689      $ 9.732       3,618
                                 2006       $ 9.732      $ 9.953       5,973
                                 2007       $ 9.953      $10.215       5,466
                                 2008       $10.215      $10.264      23,717
                                 2009       $10.264      $10.075      20,459
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.975      $13.459         406
                                 2004       $13.459      $14.543         731
                                 2005       $14.543      $15.673         742
                                 2006       $15.673      $16.668         738
                                 2007       $16.668      $17.263         688
                                 2008       $17.263      $10.358         662
                                 2009       $10.358      $13.408         629
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.317      $14.533       1,782
                                 2004       $14.533      $16.433       2,094
                                 2005       $16.433      $17.048       2,672
                                 2006       $17.048      $19.375       2,201
                                 2007       $19.375      $18.050       2,460
                                 2008       $18.050      $ 9.767       2,689
                                 2009       $ 9.767      $ 9.191           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.837      $13.059           0
                                 2004       $13.059      $13.760           0
                                 2005       $13.760      $14.156           0
                                 2006       $14.156      $15.436           0
                                 2007       $15.436      $15.204           0
                                 2008       $15.204      $ 9.153           0
                                 2009       $ 9.153      $11.942           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.678      $12.050       2,077
                                 2004       $12.050      $12.773       3,212
                                 2005       $12.773      $13.013       2,519
                                 2006       $13.013      $14.268       1,951
                                 2007       $14.268      $14.109       2,557
                                 2008       $14.109      $ 8.193       1,929
                                 2009       $ 8.193      $10.082       1,913
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.642      $14.019           0
                                 2004       $14.019      $16.699         259

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.699      $17.762         307
                                 2006       $17.762      $22.105         307
                                 2007       $22.105      $25.970         307
                                 2008       $25.970      $17.683         307
                                 2009       $17.683      $18.596         307
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.794      $13.524         336
                                 2004       $13.524      $15.713         395
                                 2005       $15.713      $17.264         380
                                 2006       $17.264      $17.835         389
                                 2007       $17.835      $18.134         409
                                 2008       $18.134      $ 9.673         475
                                 2009       $ 9.673      $13.148          95
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.574      $12.364       1,127
                                 2004       $12.364      $12.721       1,192
                                 2005       $12.721      $13.172       1,795
                                 2006       $13.172      $13.605       1,644
                                 2007       $13.605      $14.062       1,609
                                 2008       $14.062      $ 8.673       1,078
                                 2009       $ 8.673      $13.926         822
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.096         115
                                 2005       $11.096      $12.078         114
                                 2006       $12.078      $12.415         113
                                 2007       $12.415      $14.300         112
                                 2008       $14.300      $ 7.447         111
                                 2009       $ 7.447      $11.408         109
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.309         426
                                 2005       $11.309      $11.534       1,341
                                 2006       $11.534      $13.112       1,212
                                 2007       $13.112      $12.544       1,206
                                 2008       $12.544      $ 7.889       1,263
                                 2009       $ 7.889      $ 9.923       1,139
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.775      $13.317       3,796
                                 2004       $13.317      $14.888       4,051
                                 2005       $14.888      $16.003       4,909
                                 2006       $16.003      $18.181       4,469
                                 2007       $18.181      $18.258       4,316
                                 2008       $18.258      $12.124       3,232
                                 2009       $12.124      $14.740       3,009

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.850         121
                                 2005       $ 9.850      $ 9.884         124
                                 2006       $ 9.884      $10.086       1,332
                                 2007       $10.086      $10.320       1,264
                                 2008       $10.320      $10.290         862
                                 2009       $10.290      $10.089           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.925      $11.705         780
                                 2004       $11.705      $12.243         743
                                 2005       $12.243      $12.911         797
                                 2006       $12.911      $12.980       1,788
                                 2007       $12.980      $14.830       1,659
                                 2008       $14.830      $ 7.392       2,140
                                 2009       $ 7.392      $11.994       1,119
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.285      $13.835           2
                                 2004       $13.835      $14.919           4
                                 2005       $14.919      $16.389           6
                                 2006       $16.389      $17.790         688
                                 2007       $17.790      $18.540         666
                                 2008       $18.540      $15.441         549
                                 2009       $15.441      $19.681         550
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.933           0
                                 2005       $10.933      $11.501       5,623
                                 2006       $11.501      $12.684       7,410
                                 2007       $12.684      $12.842       7,410
                                 2008       $12.842      $ 9.726       7,833
                                 2009       $ 9.726      $11.671       7,829
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.730         115
                                 2005       $10.730      $12.164         114
                                 2006       $12.164      $12.405         361
                                 2007       $12.405      $14.813         112
                                 2008       $14.813      $ 7.373         110
                                 2009       $ 7.373      $11.957         109
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.705           0
                                 2005       $10.705      $12.111         260
                                 2006       $12.111      $12.316         280
                                 2007       $12.316      $14.677         334
                                 2008       $14.677      $ 7.282         372

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 7.282      $11.781         326
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.047           0
                                 2005       $11.047      $12.118           0
                                 2006       $12.118      $14.425         379
                                 2007       $14.425      $15.511           0
                                 2008       $15.511      $10.797           0
                                 2009       $10.797      $13.704           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.803           0
                                 2007       $ 9.803      $11.773           0
                                 2008       $11.773      $ 6.133           0
                                 2009       $ 6.133      $ 9.455           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.552           0
                                 2004       $13.552      $15.791           0
                                 2005       $15.791      $17.463           0
                                 2006       $17.463      $19.132           0
                                 2007       $19.132      $19.295           0
                                 2008       $19.295      $11.258           0
                                 2009       $11.258      $16.173           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.272       1,499
                                 2005       $11.272      $12.402       1,365
                                 2006       $12.402      $14.664       1,231
                                 2007       $14.664      $15.490       1,113
                                 2008       $15.490      $ 8.909       1,112
                                 2009       $ 8.909      $12.149         667
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.265           0
                                 2005       $11.265      $12.377           0
                                 2006       $12.377      $14.626           0
                                 2007       $14.626      $15.435           0
                                 2008       $15.435      $ 8.857           0
                                 2009       $ 8.857      $12.074           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.376      $14.470         205
                                 2004       $14.470      $19.288         510
                                 2005       $19.288      $22.061         776
                                 2006       $22.061      $29.754       1,135
                                 2007       $29.754      $24.110       1,024
                                 2008       $24.110      $14.629       1,115

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.629      $18.414       1,073
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.370       1,810



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
         (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.9



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END      AT END
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.235       4,686
                                 2007       $10.235      $11.754       5,415
                                 2008       $11.754      $ 6.595       4,372
                                 2009       $ 6.595      $ 8.747       9,581
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.426           0
                                 2007       $10.426      $11.066           0
                                 2008       $11.066      $ 8.108           0
                                 2009       $ 8.108      $ 9.840           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.455           0
                                 2007       $10.455      $11.256           0
                                 2008       $11.256      $ 7.406           0
                                 2009       $ 7.406      $ 9.321       6,682
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.464           0
                                 2007       $10.464      $11.380           0
                                 2008       $11.380      $ 6.888           0
                                 2009       $ 6.888      $ 8.847         457
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.317           0
                                 2007       $10.317      $10.698           0
                                 2008       $10.698      $ 9.353           0
                                 2009       $ 9.353      $10.498       4,849
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.713           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END      AT END
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.713      $11.630            0
                                 2008       $11.630      $ 6.289        3,219
                                 2009       $ 6.289      $ 8.893        3,209
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.787            0
                                 2007       $10.787      $11.107        1,445
                                 2008       $11.107      $ 6.834        2,045
                                 2009       $ 6.834      $ 8.451        2,040
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.845            0
                                 2007       $ 9.845      $11.116          389
                                 2008       $11.116      $ 6.573        4,399
                                 2009       $ 6.573      $ 8.994        4,513
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.704      $13.358       58,433
                                 2004       $13.358      $14.467       95,303
                                 2005       $14.467      $14.663       91,040
                                 2006       $14.663      $16.763       78,333
                                 2007       $16.763      $15.802       69,205
                                 2008       $15.802      $10.034       54,347
                                 2009       $10.034      $12.433       52,595
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.202       50,858
                                 2005       $11.202      $11.145       55,058
                                 2006       $11.145      $12.903       64,778
                                 2007       $12.903      $13.106       63,851
                                 2008       $13.106      $ 9.027       36,829
                                 2009       $ 9.027      $11.984       36,909
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.512            0
                                 2005       $10.512      $10.402        3,731
                                 2006       $10.402      $11.295       46,934
                                 2007       $11.295      $11.747      103,836
                                 2008       $11.747      $ 7.530       98,885
                                 2009       $ 7.530      $ 9.564       99,135
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.827      $15.504            0
                                 2004       $15.504      $16.922            0
                                 2005       $16.922      $17.363            0
                                 2006       $17.363      $18.479            0
                                 2007       $18.479      $20.124            0
                                 2008       $20.124      $11.330            0
                                 2009       $11.330      $15.927            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END      AT END
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.045      $14.525      40,224
                                 2004       $14.525      $17.599      62,228
                                 2005       $17.599      $18.743      56,914
                                 2006       $18.743      $21.469      53,356
                                 2007       $21.469      $20.517      47,148
                                 2008       $20.517      $13.455      36,214
                                 2009       $13.455      $17.015      33,661
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.218      10,706
                                 2005       $10.218      $10.245      14,164
                                 2006       $10.245      $10.435      22,617
                                 2007       $10.435      $10.891      15,575
                                 2008       $10.891      $11.472      33,373
                                 2009       $11.472      $11.580      68,128
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.981       1,321
                                 2007       $10.981      $12.024       2,500
                                 2008       $12.024      $ 8.423       3,496
                                 2009       $ 8.423      $10.169       3,273
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.605      $12.654      44,103
                                 2004       $12.654      $13.955      75,456
                                 2005       $13.955      $15.106      90,215
                                 2006       $15.106      $17.510      84,003
                                 2007       $17.510      $17.738      70,887
                                 2008       $17.738      $10.922      55,530
                                 2009       $10.922      $13.480      49,948
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.681      $16.831       4,416
                                 2004       $16.831      $20.552       5,810
                                 2005       $20.552      $25.643      11,213
                                 2006       $25.643      $32.162      12,368
                                 2007       $32.162      $40.550       8,488
                                 2008       $40.550      $18.776       9,752
                                 2009       $18.776      $31.729       9,125
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.383      $13.564      26,653
                                 2004       $13.564      $15.741      32,421
                                 2005       $15.741      $16.980      34,383
                                 2006       $16.980      $20.192      56,511
                                 2007       $20.192      $22.823      81,818

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END      AT END
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.823      $13.323      80,599
                                 2009       $13.323      $17.876      77,610
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.589      $12.855           0
                                 2004       $12.855      $14.442           0
                                 2005       $14.442      $13.705           0
                                 2006       $13.705      $15.134           0
                                 2007       $15.134      $16.446           0
                                 2008       $16.446      $17.101           0
                                 2009       $17.101      $19.872           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.898         552
                                 2005       $10.898      $11.413       3,147
                                 2006       $11.413      $12.811       5,493
                                 2007       $12.811      $13.385       5,511
                                 2008       $13.385      $ 9.348       5,660
                                 2009       $ 9.348      $11.529       5,533
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.349       1,186
                                 2005       $10.349      $10.266       4,126
                                 2006       $10.266      $10.990      18,667
                                 2007       $10.990      $11.425      18,237
                                 2008       $11.425      $ 9.224      19,929
                                 2009       $ 9.224      $12.131      20,550
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.882      24,663
                                 2005       $10.882      $11.001      35,649
                                 2006       $11.001      $12.633      49,229
                                 2007       $12.633      $12.793      29,382
                                 2008       $12.793      $ 7.963      26,389
                                 2009       $ 7.963      $ 9.270      25,320
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.130           0
                                 2005       $11.130      $11.402      14,928
                                 2006       $11.402      $12.046      20,956
                                 2007       $12.046      $14.302      39,400
                                 2008       $14.302      $ 8.648      39,421
                                 2009       $ 8.648      $12.324      34,610
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.113       3,558
                                 2005       $11.113      $11.776      11,896
                                 2006       $11.776      $12.941      32,704

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END      AT END
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.941      $12.743       32,417
                                 2008       $12.743      $ 7.566       30,563
                                 2009       $ 7.566      $ 9.379       29,334
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.110      $13.061       46,338
                                 2004       $13.061      $14.041       85,880
                                 2005       $14.041      $14.253       60,876
                                 2006       $14.253      $15.471       53,378
                                 2007       $15.471      $15.674       50,172
                                 2008       $15.674      $ 8.653       40,856
                                 2009       $ 8.653      $10.302       33,290
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.256       41,651
                                 2004       $10.000      $10.097          518
                                 2005       $10.097      $10.118        4,119
                                 2006       $10.118      $10.395       33,386
                                 2007       $10.395      $10.593      110,474
                                 2008       $10.593      $ 6.319      111,023
                                 2009       $ 6.319      $ 6.747      128,535
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.256       41,651
                                 2004       $12.256      $12.794       90,120
                                 2005       $12.794      $13.136       86,636
                                 2006       $13.136      $13.850       67,093
                                 2007       $13.850      $15.439       69,125
                                 2008       $15.439      $ 8.213       46,053
                                 2009       $ 8.213      $11.592       39,579
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.084      $14.198        5,649
                                 2004       $14.198      $16.526       22,787
                                 2005       $16.526      $18.457       31,781
                                 2006       $18.457      $21.210       34,943
                                 2007       $21.210      $22.027       40,275
                                 2008       $22.027      $12.868       17,087
                                 2009       $12.868      $17.558       15,043
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.734      $12.925       24,012
                                 2004       $12.925      $13.760       41,797
                                 2005       $13.760      $13.743       44,125
                                 2006       $13.743      $14.699       31,099
                                 2007       $14.699      $14.322       27,634
                                 2008       $14.322      $ 3.004       39,509
                                 2009       $ 3.004      $ 3.705       36,778

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END      AT END
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.465      $12.602       54,811
                                 2004       $12.602      $13.467       71,466
                                 2005       $13.467      $13.943       77,539
                                 2006       $13.943      $15.668      110,976
                                 2007       $15.668      $15.975      105,045
                                 2008       $15.975      $ 9.599      127,228
                                 2009       $ 9.599      $12.030      124,272
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.716      $14.626       18,765
                                 2004       $14.626      $17.067       30,343
                                 2005       $17.067      $18.335       41,169
                                 2006       $18.335      $20.585       41,264
                                 2007       $20.585      $19.872       31,166
                                 2008       $19.872      $12.062       23,953
                                 2009       $12.062      $16.165       22,454
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.342      $12.359       11,015
                                 2004       $12.359      $14.452       12,491
                                 2005       $14.452      $15.847       23,996
                                 2006       $15.847      $15.936       23,537
                                 2007       $15.936      $16.543       11,200
                                 2008       $16.543      $ 8.226        7,677
                                 2009       $ 8.226      $10.652        6,455
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.249      $12.106       57,153
                                 2004       $12.106      $12.853       73,571
                                 2005       $12.853      $12.897       74,235
                                 2006       $12.897      $13.542       82,853
                                 2007       $13.542      $14.523       71,277
                                 2008       $14.523      $12.160       83,042
                                 2009       $12.160      $14.098       86,693
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.754      $12.401        6,622
                                 2004       $12.401      $13.248       10,899
                                 2005       $13.248      $13.876       10,676
                                 2006       $13.876      $15.334       17,466
                                 2007       $15.334      $15.453       13,362
                                 2008       $15.453      $10.088       15,816
                                 2009       $10.088      $13.355       18,285
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.995      $13.470       74,696
                                 2004       $13.470      $14.654      117,185
                                 2005       $14.654      $15.099      122,430

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END      AT END
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $15.099      $17.137       95,902
                                 2007       $17.137      $15.764      117,302
                                 2008       $15.764      $ 9.461       97,105
                                 2009       $ 9.461      $12.025       93,431
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.235      $11.274       18,411
                                 2004       $11.274      $11.825       27,412
                                 2005       $11.825      $13.106       23,929
                                 2006       $13.106      $13.191       23,711
                                 2007       $13.191      $12.837       22,060
                                 2008       $12.837      $10.422       16,755
                                 2009       $10.422      $12.858       15,396
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.868      $13.311       24,841
                                 2004       $13.311      $14.407       36,370
                                 2005       $14.407      $14.543       38,032
                                 2006       $14.543      $15.739       40,992
                                 2007       $15.739      $15.838       26,389
                                 2008       $15.838      $11.465       18,777
                                 2009       $11.465      $16.859       15,402
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.358      $10.416       53,004
                                 2004       $10.416      $10.650       73,431
                                 2005       $10.650      $10.674       68,457
                                 2006       $10.674      $10.924       85,428
                                 2007       $10.924      $11.253       78,551
                                 2008       $11.253      $ 8.382       68,948
                                 2009       $ 8.382      $12.036       61,936
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.577      $13.348       14,094
                                 2004       $13.348      $15.185       41,178
                                 2005       $15.185      $16.683       53,166
                                 2006       $16.683      $20.863       62,067
                                 2007       $20.863      $22.134       77,884
                                 2008       $22.134      $12.146       80,236
                                 2009       $12.146      $14.821       79,768
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.694      $12.958       10,229
                                 2004       $12.958      $14.291       10,125
                                 2005       $14.291      $15.226       18,511
                                 2006       $15.226      $16.986       37,660
                                 2007       $16.986      $15.770       12,262
                                 2008       $15.770      $ 9.333       34,889
                                 2009       $ 9.333      $11.955       34,948

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END      AT END
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.939      $ 9.828       25,177
                                 2004       $ 9.828      $ 9.686       32,020
                                 2005       $ 9.686      $ 9.724       29,273
                                 2006       $ 9.724      $ 9.939       71,237
                                 2007       $ 9.939      $10.196      107,945
                                 2008       $10.196      $10.239      174,146
                                 2009       $10.239      $10.046      159,281
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.981      $13.461       14,898
                                 2004       $13.461      $14.539       34,837
                                 2005       $14.539      $15.660       32,645
                                 2006       $15.660      $16.646       31,692
                                 2007       $16.646      $17.231       25,116
                                 2008       $17.231      $10.334       20,043
                                 2009       $10.334      $13.369       18,769
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.323      $14.536       20,622
                                 2004       $14.536      $16.428       60,124
                                 2005       $16.428      $17.034       74,694
                                 2006       $17.034      $19.350       90,486
                                 2007       $19.350      $18.017       77,109
                                 2008       $18.017      $ 9.745       71,637
                                 2009       $ 9.745      $ 9.169            0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.843      $13.062        9,417
                                 2004       $13.062      $13.756       28,215
                                 2005       $13.756      $14.144       27,190
                                 2006       $14.144      $15.416       25,462
                                 2007       $15.416      $15.177       22,359
                                 2008       $15.177      $ 9.131       18,059
                                 2009       $ 9.131      $11.908       16,096
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.684      $12.052       45,633
                                 2004       $12.052      $12.769       62,240
                                 2005       $12.769      $13.003       82,236
                                 2006       $13.003      $14.250       72,235
                                 2007       $14.250      $14.083       75,981
                                 2008       $14.083      $ 8.173       46,240
                                 2009       $ 8.173      $10.053       44,207

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END      AT END
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.649      $14.021      18,435
                                 2004       $14.021      $16.694      43,573
                                 2005       $16.694      $17.748      41,896
                                 2006       $17.748      $22.076      38,563
                                 2007       $22.076      $25.922      33,366
                                 2008       $25.922      $17.641      27,535
                                 2009       $17.641      $18.543      28,414
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.800      $13.530      12,273
                                 2004       $13.530      $15.709      15,110
                                 2005       $15.709      $17.250      14,629
                                 2006       $17.250      $17.811      14,319
                                 2007       $17.811      $18.101      13,455
                                 2008       $18.101      $ 9.651       8,652
                                 2009       $ 9.651      $13.110       8,425
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.580      $12.366      35,442
                                 2004       $12.366      $12.717      54,638
                                 2005       $12.717      $13.161      52,536
                                 2006       $13.161      $13.587      53,338
                                 2007       $13.587      $14.036      47,041
                                 2008       $14.036      $ 8.653      28,268
                                 2009       $ 8.653      $13.886      24,887
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.092       8,818
                                 2005       $11.092      $12.068      10,898
                                 2006       $12.068      $12.398      10,783
                                 2007       $12.398      $14.274       8,124
                                 2008       $14.274      $ 7.430       4,303
                                 2009       $ 7.430      $11.375       3,233
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.305       5,066
                                 2005       $11.305      $11.524      10,285
                                 2006       $11.524      $13.094      20,843
                                 2007       $13.094      $12.521      20,517
                                 2008       $12.521      $ 7.870      17,518
                                 2009       $ 7.870      $ 9.894      18,039
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.781      $13.320      39,017
                                 2004       $13.320      $14.883      50,428
                                 2005       $14.883      $15.990      56,210
                                 2006       $15.990      $18.157      57,945
                                 2007       $18.157      $18.224      49,111
                                 2008       $18.224      $12.096      34,405
                                 2009       $12.096      $14.698      37,287

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END      AT END
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.845       6,228
                                 2005       $ 9.845      $ 9.874      10,881
                                 2006       $ 9.874      $10.071      11,508
                                 2007       $10.071      $10.299      11,265
                                 2008       $10.299      $10.264      62,332
                                 2009       $10.264      $10.058           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.993      $11.708      14,034
                                 2004       $11.708      $12.240      18,573
                                 2005       $12.240      $12.900      12,212
                                 2006       $12.900      $12.963      12,462
                                 2007       $12.963      $14.803      11,344
                                 2008       $14.803      $ 7.375      10,268
                                 2009       $ 7.375      $11.960       8,390
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.292      $13.838       1,883
                                 2004       $13.838      $14.914       4,903
                                 2005       $14.914      $16.376       7,796
                                 2006       $16.376      $17.767       4,839
                                 2007       $17.767      $18.506       4,924
                                 2008       $18.506      $15.405       4,105
                                 2009       $15.405      $19.625       3,655
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.929         231
                                 2005       $10.929      $11.492       1,932
                                 2006       $11.492      $12.667       1,908
                                 2007       $12.667      $12.818       1,727
                                 2008       $12.818      $ 9.703       6,314
                                 2009       $ 9.703      $11.637       2,701
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.727      24,769
                                 2005       $10.727      $12.153      22,591
                                 2006       $12.153      $12.388      22,629
                                 2007       $12.388      $14.785      18,517
                                 2008       $14.785      $ 7.355      12,990
                                 2009       $ 7.355      $11.923       9,565
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.701       3,178
                                 2005       $10.701      $12.100       1,781
                                 2006       $12.100      $12.300       1,763
                                 2007       $12.300      $14.650       1,492

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END      AT END
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.650      $ 7.265       1,903
                                 2009       $ 7.265      $11.747       1,454
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.041       2,287
                                 2005       $11.041      $12.106      22,147
                                 2006       $12.106      $14.403      20,763
                                 2007       $14.403      $15.480       8,764
                                 2008       $15.480      $10.770      12,361
                                 2009       $10.770      $13.662      12,264
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.799      13,101
                                 2007       $ 9.799      $11.763      46,353
                                 2008       $11.763      $ 6.125      58,794
                                 2009       $ 6.125      $ 9.437      49,821
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.547       4,830
                                 2004       $13.547      $15.778       4,677
                                 2005       $15.778      $17.439       7,662
                                 2006       $17.439      $19.097       6,778
                                 2007       $19.097      $19.249       6,689
                                 2008       $19.249      $11.225       6,302
                                 2009       $11.225      $16.118       6,116
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.268      49,723
                                 2005       $11.268      $12.391      34,935
                                 2006       $12.391      $14.644      32,926
                                 2007       $14.644      $15.461      30,623
                                 2008       $15.461      $ 8.887      26,791
                                 2009       $ 8.887      $12.113      25,815
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.261       2,729
                                 2005       $11.261      $12.366       4,917
                                 2006       $12.366      $14.606       8,315
                                 2007       $14.606      $15.406      19,503
                                 2008       $15.406      $ 8.836      21,350
                                 2009       $ 8.836      $12.039      21,726
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.382      $14.473      14,213
                                 2004       $14.473      $19.283      19,305
                                 2005       $19.283      $22.044      14,545
                                 2006       $22.044      $29.715      16,044
                                 2007       $29.715      $24.066      13,684

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END      AT END
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $24.066      $14.595      16,426
                                 2009       $14.595      $18.361      13,513
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.335      67,809



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
  PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION,
  BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.95



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.231          0
                                 2007       $10.231      $11.743          0
                                 2008       $11.743      $ 6.586          0
                                 2009       $ 6.586      $ 8.731        288
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.422          0
                                 2007       $10.422      $11.057          0
                                 2008       $11.057      $ 8.097          0
                                 2009       $ 8.097      $ 9.822          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.452          0
                                 2007       $10.452      $11.246          0
                                 2008       $11.246      $ 7.396          0
                                 2009       $ 7.396      $ 9.303          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.461          0
                                 2007       $10.461      $11.370          0
                                 2008       $11.370      $ 6.879          0
                                 2009       $ 6.879      $ 8.831          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.313          0
                                 2007       $10.313      $10.688          0
                                 2008       $10.688      $ 9.340          0
                                 2009       $ 9.340      $10.478          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.710          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.710      $11.620           0
                                 2008       $11.620      $ 6.280           0
                                 2009       $ 6.280      $ 8.876           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.783           0
                                 2007       $10.783      $11.098           0
                                 2008       $11.098      $ 6.825           0
                                 2009       $ 6.825      $ 8.435           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.841         291
                                 2007       $ 9.841      $11.107         254
                                 2008       $11.107      $ 6.564         250
                                 2009       $ 6.564      $ 8.977           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.840       1,066
                                 2003       $10.840      $13.335       7,952
                                 2004       $13.335      $14.434      14,410
                                 2005       $14.434      $14.623      11,311
                                 2006       $14.623      $16.709      12,285
                                 2007       $16.709      $15.743      11,974
                                 2008       $15.743      $ 9.991      11,943
                                 2009       $ 9.991      $12.374       9,622
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.198           0
                                 2005       $11.198      $11.135           0
                                 2006       $11.135      $12.885         695
                                 2007       $12.885      $13.082         691
                                 2008       $13.082      $ 9.005           0
                                 2009       $ 9.005      $11.949           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.811           0
                                 2005       $10.511      $10.395       2,282
                                 2006       $10.395      $11.282       2,828
                                 2007       $11.282      $11.727       2,797
                                 2008       $11.727      $ 7.513       2,292
                                 2009       $ 7.513      $ 9.539       3,010
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.524         121
                                 2003       $11.524      $15.478       2,359
                                 2004       $15.478      $16.885       1,549
                                 2005       $16.885      $17.315       1,487
                                 2006       $17.315      $18.419       1,485
                                 2007       $18.419      $20.049       1,467

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $20.049      $11.282       1,477
                                 2009       $11.282      $15.851       1,407
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.214           0
                                 2003       $11.214      $14.500       5,108
                                 2004       $14.500      $17.560       4,620
                                 2005       $17.560      $18.691       5,015
                                 2006       $18.691      $21.399       5,025
                                 2007       $21.399      $20.440       5,061
                                 2008       $20.440      $13.398       4,989
                                 2009       $13.398      $16.934       4,444
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.214         111
                                 2005       $10.214      $10.237         114
                                 2006       $10.237      $10.421         123
                                 2007       $10.421      $10.870         118
                                 2008       $10.870      $11.445          87
                                 2009       $11.445      $11.547         104
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.977           0
                                 2007       $10.977      $12.014           0
                                 2008       $12.014      $ 8.411           0
                                 2009       $ 8.411      $10.150           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.314         497
                                 2003       $10.314      $12.632       4,854
                                 2004       $12.632      $13.923       8,147
                                 2005       $13.923      $15.065       9,805
                                 2006       $15.065      $17.453       9,466
                                 2007       $17.453      $17.672       8,843
                                 2008       $17.672      $10.876       8,578
                                 2009       $10.876      $13.415       8,435
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.222       1,035
                                 2003       $11.222      $16.802       1,576
                                 2004       $16.802      $20.506       3,708
                                 2005       $20.506      $25.573       1,394
                                 2006       $25.573      $32.057       1,485
                                 2007       $32.057      $40.397       1,272
                                 2008       $40.397      $18.696       1,448
                                 2009       $18.696      $31.577       1,081

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.465         679
                                 2003       $10.465      $13.540       4,416
                                 2004       $13.540      $15.706       3,859
                                 2005       $15.706      $16.934       5,256
                                 2006       $16.934      $20.126       5,669
                                 2007       $20.126      $22.738       4,712
                                 2008       $22.738      $13.266       4,550
                                 2009       $13.266      $17.791       2,546
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.711           0
                                 2003       $10.711      $12.833           0
                                 2004       $12.833      $14.409           0
                                 2005       $14.409      $13.668           0
                                 2006       $13.668      $15.084           0
                                 2007       $15.084      $16.384           0
                                 2008       $16.384      $17.028           0
                                 2009       $17.028      $19.777           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.897           0
                                 2005       $10.897      $11.405         973
                                 2006       $11.405      $12.796         940
                                 2007       $12.796      $13.363         905
                                 2008       $13.363      $ 9.327         897
                                 2009       $ 9.327      $11.499         903
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.348         219
                                 2005       $10.348      $10.260       2,081
                                 2006       $10.260      $10.977       2,126
                                 2007       $10.977      $11.406       2,065
                                 2008       $11.406      $ 9.204       1,734
                                 2009       $ 9.204      $12.098       2,063
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.881           0
                                 2005       $10.881      $10.994           0
                                 2006       $10.994      $12.619           0
                                 2007       $12.619      $12.771           0
                                 2008       $12.771      $ 7.946         697
                                 2009       $ 7.946      $ 9.245         691
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.129           0
                                 2005       $11.129      $11.395           0
                                 2006       $11.395      $12.032         251
                                 2007       $12.032      $14.279         227

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.279      $ 8.629           0
                                 2009       $ 8.629      $12.291           0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.112         102
                                 2005       $11.112      $11.769       1,444
                                 2006       $11.769      $12.926       1,452
                                 2007       $12.926      $12.722       1,500
                                 2008       $12.722      $ 7.550       1,678
                                 2009       $ 7.550      $ 9.354       1,789
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.686           0
                                 2003       $10.686      $13.039         608
                                 2004       $13.039      $14.009         604
                                 2005       $14.009      $14.214       1,736
                                 2006       $14.214      $15.421       1,129
                                 2007       $15.421      $15.615       1,125
                                 2008       $15.615      $ 8.616       1,119
                                 2009       $ 8.616      $10.253       1,111
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.096           0
                                 2005       $10.096      $10.111           0
                                 2006       $10.111      $10.383         656
                                 2007       $10.383      $10.575         691
                                 2008       $10.575      $ 6.305           0
                                 2009       $ 6.305      $ 6.729           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.252         693
                                 2004       $12.252      $12.783       5,931
                                 2005       $12.783      $13.118      12,758
                                 2006       $13.118      $13.824      13,280
                                 2007       $13.824      $15.402      14,035
                                 2008       $15.402      $ 8.190      12,959
                                 2009       $ 8.190      $11.553      13,303
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.138           0
                                 2003       $10.138      $14.174       2,282
                                 2004       $14.174      $16.489       3,487
                                 2005       $16.489      $18.406      11,068
                                 2006       $18.406      $21.141      10,377
                                 2007       $21.141      $21.945      10,166
                                 2008       $21.945      $12.813       9,956
                                 2009       $12.813      $17.474       8,746

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.651           0
                                 2003       $10.651      $12.903          64
                                 2004       $12.903      $13.729         737
                                 2005       $13.729      $13.706       1,562
                                 2006       $13.706      $14.651       1,566
                                 2007       $14.651      $14.268       1,587
                                 2008       $14.268      $ 2.992       4,406
                                 2009       $ 2.992      $ 3.687       4,446
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.167       1,659
                                 2003       $10.167      $12.580      49,473
                                 2004       $12.580      $13.437      50,562
                                 2005       $13.437      $13.905      53,251
                                 2006       $13.905      $15.617      51,754
                                 2007       $15.617      $15.915      50,555
                                 2008       $15.915      $ 9.558      50,061
                                 2009       $ 9.558      $11.972      50,432
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.344         488
                                 2003       $10.344      $14.601       4,863
                                 2004       $14.601      $17.029       6,053
                                 2005       $17.029      $18.285      10,209
                                 2006       $18.285      $20.518       9,963
                                 2007       $20.518      $19.797       9,711
                                 2008       $19.797      $12.010       9,714
                                 2009       $12.010      $16.088       7,973
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.050           0
                                 2003       $10.050      $12.338         486
                                 2004       $12.338      $14.420         486
                                 2005       $14.420      $15.803         459
                                 2006       $15.803      $15.884         498
                                 2007       $15.884      $16.480         497
                                 2008       $16.480      $ 8.190         598
                                 2009       $ 8.190      $10.601         178
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.541       3,584
                                 2003       $10.541      $12.085      10,641
                                 2004       $12.085      $12.824      13,081
                                 2005       $12.824      $12.862      10,753
                                 2006       $12.862      $13.498      12,994
                                 2007       $13.498      $14.469       9,907
                                 2008       $14.469      $12.108      10,600
                                 2009       $12.108      $14.030       6,385

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.378           0
                                 2003       $10.378      $12.379           0
                                 2004       $12.379      $13.218           0
                                 2005       $13.218      $13.838           0
                                 2006       $13.838      $15.284           0
                                 2007       $15.284      $15.395           0
                                 2008       $15.395      $10.045           0
                                 2009       $10.045      $13.291           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.787       1,590
                                 2003       $10.787      $13.447       7,978
                                 2004       $13.447      $14.622       8,312
                                 2005       $14.622      $15.058      15,371
                                 2006       $15.058      $17.081      15,121
                                 2007       $17.081      $15.704       8,162
                                 2008       $15.704      $ 9.421       8,040
                                 2009       $ 9.421      $11.968       7,836
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.714           0
                                 2003       $ 9.714      $11.254         398
                                 2004       $11.254      $11.798       2,383
                                 2005       $11.798      $13.070       1,421
                                 2006       $13.070      $13.148       1,356
                                 2007       $13.148      $12.788       1,245
                                 2008       $12.788      $10.378       1,263
                                 2009       $10.378      $12.797         427
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.730       1,659
                                 2003       $10.730      $13.288       3,807
                                 2004       $13.288      $14.374       4,294
                                 2005       $14.374      $14.503       4,298
                                 2006       $14.503      $15.687       4,261
                                 2007       $15.687      $15.779       4,549
                                 2008       $15.779      $11.416       3,942
                                 2009       $11.416      $16.778       3,535
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.175           0
                                 2003       $10.175      $10.398         567
                                 2004       $10.398      $10.626       2,801
                                 2005       $10.626      $10.645       4,143
                                 2006       $10.645      $10.889       4,038
                                 2007       $10.889      $11.211       3,376
                                 2008       $11.211      $ 8.346       1,473
                                 2009       $ 8.346      $11.978       2,214

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.594         906
                                 2003       $10.594      $13.325       2,459
                                 2004       $13.325      $15.152       2,417
                                 2005       $15.152      $16.637       2,302
                                 2006       $16.637      $20.795       2,346
                                 2007       $20.795      $22.050       1,668
                                 2008       $22.050      $12.094       1,543
                                 2009       $12.094      $14.750         739
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.397           0
                                 2003       $10.397      $12.936         109
                                 2004       $12.936      $14.259         112
                                 2005       $14.259      $15.184         107
                                 2006       $15.184      $16.930         104
                                 2007       $16.930      $15.710         111
                                 2008       $15.710      $ 9.294         131
                                 2009       $ 9.294      $11.898         130
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.975           0
                                 2003       $ 9.975      $ 9.811           0
                                 2004       $ 9.811      $ 9.664          15
                                 2005       $ 9.664      $ 9.697       1,960
                                 2006       $ 9.697      $ 9.907       2,288
                                 2007       $ 9.907      $10.158       2,267
                                 2008       $10.158      $10.196       3,867
                                 2009       $10.196      $ 9.998       5,304
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.369           0
                                 2003       $10.369      $13.438         512
                                 2004       $13.438      $14.506         512
                                 2005       $14.506      $15.617         507
                                 2006       $15.617      $16.592         519
                                 2007       $16.592      $17.166         508
                                 2008       $17.166      $10.290         535
                                 2009       $10.290      $13.306         545
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.193       1,842
                                 2003       $11.193      $14.511       2,089
                                 2004       $14.511      $16.392       3,349
                                 2005       $16.392      $16.987      11,442
                                 2006       $16.987      $19.287      11,838
                                 2007       $19.287      $17.949      10,069
                                 2008       $17.949      $ 9.703       9,722
                                 2009       $ 9.703      $ 9.130           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.632           0
                                 2003       $10.632      $13.039         323
                                 2004       $13.039      $13.725         328
                                 2005       $13.725      $14.105         328
                                 2006       $14.105      $15.366         326
                                 2007       $15.366      $15.119         105
                                 2008       $15.119      $ 9.092         121
                                 2009       $ 9.092      $11.851         120
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.504           0
                                 2003       $10.504      $12.031       3,843
                                 2004       $12.031      $12.740       3,824
                                 2005       $12.740      $12.967       3,806
                                 2006       $12.967      $14.203       3,788
                                 2007       $14.203      $14.030       3,381
                                 2008       $14.030      $ 8.139       3,362
                                 2009       $ 8.139      $10.005       3,331
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.459           0
                                 2003       $11.459      $13.997           0
                                 2004       $13.997      $16.657           0
                                 2005       $16.657      $17.699           0
                                 2006       $17.699      $22.004           0
                                 2007       $22.004      $25.825           0
                                 2008       $25.825      $17.566           0
                                 2009       $17.566      $18.455         127
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.362           0
                                 2003       $10.362      $13.504       1,396
                                 2004       $13.504      $15.674       1,393
                                 2005       $15.674      $17.203       1,380
                                 2006       $17.203      $17.753       1,383
                                 2007       $17.753      $18.033       1,380
                                 2008       $18.033      $ 9.609       1,388
                                 2009       $ 9.609      $13.047         685
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.099       1,226
                                 2003       $10.099      $12.345       8,292
                                 2004       $12.345      $12.689       9,367
                                 2005       $12.689      $13.125      11,705
                                 2006       $13.125      $13.543      12,102
                                 2007       $13.543      $13.983      12,185
                                 2008       $13.983      $ 8.616      11,542

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 8.616      $13.820       6,039
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.088       4,347
                                 2005       $11.088      $12.058       4,196
                                 2006       $12.058      $12.381       4,217
                                 2007       $12.381      $14.247       3,507
                                 2008       $14.247      $ 7.412       3,619
                                 2009       $ 7.412      $11.342       2,776
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.301         100
                                 2005       $11.301      $11.514         789
                                 2006       $11.514      $13.077       2,339
                                 2007       $13.077      $12.497       2,185
                                 2008       $12.497      $ 7.851         861
                                 2009       $ 7.851      $ 9.866       1,334
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.642       1,623
                                 2003       $10.642      $13.297      12,164
                                 2004       $13.297      $14.850      16,012
                                 2005       $14.850      $15.946      21,023
                                 2006       $15.946      $18.098      20,848
                                 2007       $18.098      $18.156      20,757
                                 2008       $18.156      $12.044      19,341
                                 2009       $12.044      $14.628      15,860
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.840       1,242
                                 2005       $ 9.840      $ 9.864       2,416
                                 2006       $ 9.864      $10.056       2,603
                                 2007       $10.056      $10.278       2,529
                                 2008       $10.278      $10.238       1,754
                                 2009       $10.238      $10.027           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.401           0
                                 2003       $ 9.401      $11.687       2,034
                                 2004       $11.687      $12.212       3,987
                                 2005       $12.212      $12.865       3,028
                                 2006       $12.865      $12.921       3,553
                                 2007       $12.921      $14.747       3,309
                                 2008       $14.747      $ 7.343       3,563
                                 2009       $ 7.343      $11.903       3,153
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.049           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.049      $13.814       2,524
                                 2004       $13.814      $14.881       2,698
                                 2005       $14.881      $16.331       1,554
                                 2006       $16.331      $17.709       1,569
                                 2007       $17.709      $18.436       1,497
                                 2008       $18.436      $15.339       1,221
                                 2009       $15.339      $19.531       1,202
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.926           0
                                 2005       $10.926      $11.482           0
                                 2006       $11.482      $12.650           0
                                 2007       $12.650      $12.794           0
                                 2008       $12.794      $ 9.680           0
                                 2009       $ 9.680      $11.603           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.723       3,404
                                 2005       $10.723      $12.143       3,193
                                 2006       $12.143      $12.372       3,376
                                 2007       $12.372      $14.757         779
                                 2008       $14.757      $ 7.338           0
                                 2009       $ 7.338      $11.888           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.698      10,439
                                 2005       $10.698      $12.090           0
                                 2006       $12.090      $12.283           0
                                 2007       $12.283      $14.623           0
                                 2008       $14.623      $ 7.248           0
                                 2009       $ 7.248      $11.713           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.036         103
                                 2005       $11.036      $12.094          97
                                 2006       $12.094      $14.381          89
                                 2007       $14.381      $15.448          83
                                 2008       $15.448      $10.742          93
                                 2009       $10.742      $13.620          88
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.796         347
                                 2007       $ 9.796      $11.753         311
                                 2008       $11.753      $ 6.116           0
                                 2009       $ 6.116      $ 9.419           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.543         512

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.543      $15.764         516
                                 2005       $15.764      $17.415         510
                                 2006       $17.415      $19.061         530
                                 2007       $19.061      $19.203         520
                                 2008       $19.203      $11.193         569
                                 2009       $11.193      $16.063         538
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.264           0
                                 2005       $11.264      $12.381           0
                                 2006       $12.381      $14.624           0
                                 2007       $14.624      $15.432           0
                                 2008       $15.432      $ 8.866           0
                                 2009       $ 8.866      $12.078           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.258           0
                                 2005       $11.258      $12.356           0
                                 2006       $12.356      $14.586         104
                                 2007       $14.586      $15.377         106
                                 2008       $15.377      $ 8.815           0
                                 2009       $ 8.815      $12.004           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.690         477
                                 2003       $10.690      $14.448         913
                                 2004       $14.448      $19.240       1,592
                                 2005       $19.240      $21.983       2,001
                                 2006       $21.983      $29.619       1,936
                                 2007       $29.619      $23.975       1,662
                                 2008       $23.975      $14.532       1,660
                                 2009       $14.532      $18.273       1,430
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.276      10,139



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE UNDER 71-79) OR WITH THE MAV DEATH BENEFIT
  OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.0



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.228         0
                                 2007       $10.228      $11.733         0
                                 2008       $11.733      $ 6.577         0
                                 2009       $ 6.577      $ 8.714         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.419         0
                                 2007       $10.419      $11.048         0
                                 2008       $11.048      $ 8.086         0
                                 2009       $ 8.086      $ 9.803         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.448         0
                                 2007       $10.448      $11.237         0
                                 2008       $11.237      $ 7.385         0
                                 2009       $ 7.385      $ 9.286         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.457         0
                                 2007       $10.457      $11.360         0
                                 2008       $11.360      $ 6.870         0
                                 2009       $ 6.870      $ 8.814         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.310         0
                                 2007       $10.310      $10.679         0
                                 2008       $10.679      $ 9.327         0
                                 2009       $ 9.327      $10.459         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.706          0
                                 2007       $ 9.706      $11.610          0
                                 2008       $11.610      $ 6.271          0
                                 2009       $ 6.271      $ 8.859          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.779          0
                                 2007       $10.779      $11.088          0
                                 2008       $11.088      $ 6.815          0
                                 2009       $ 6.815      $ 8.419          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.838          0
                                 2007       $ 9.838      $11.097          0
                                 2008       $11.097      $ 6.555          0
                                 2009       $ 6.555      $ 8.960          0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.690      $13.330        214
                                 2004       $13.330      $14.422        216
                                 2005       $14.422      $14.603        763
                                 2006       $14.603      $16.677        715
                                 2007       $16.677      $15.705        765
                                 2008       $15.705      $ 9.962        872
                                 2009       $ 9.962      $12.332        884
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.194          0
                                 2005       $11.194      $11.126          0
                                 2006       $11.126      $12.868          0
                                 2007       $12.868      $13.057          0
                                 2008       $13.057      $ 8.984          0
                                 2009       $ 8.984      $11.915          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.509          0
                                 2005       $10.509      $10.389          0
                                 2006       $10.389      $11.269          0
                                 2007       $11.269      $11.708          0
                                 2008       $11.708      $ 7.497          0
                                 2009       $ 7.497      $ 9.513          0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.811      $15.472          0
                                 2004       $15.472      $16.870          0
                                 2005       $16.870      $17.292          0
                                 2006       $17.292      $18.384          0
                                 2007       $18.384      $20.001          0
                                 2008       $20.001      $11.249          0
                                 2009       $11.249      $15.797          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.030      $14.495         195
                                 2004       $14.495      $17.545         176
                                 2005       $17.545      $18.666         176
                                 2006       $18.666      $21.359         167
                                 2007       $21.359      $20.391         186
                                 2008       $20.391      $13.359         184
                                 2009       $13.359      $16.876         191
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.211      15,265
                                 2005       $10.211      $10.228      15,732
                                 2006       $10.228      $10.406      16,825
                                 2007       $10.406      $10.850      15,914
                                 2008       $10.850      $11.418           0
                                 2009       $11.418      $11.513           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.974           0
                                 2007       $10.974      $12.004           0
                                 2008       $12.004      $ 8.400           0
                                 2009       $ 8.400      $10.131           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.590      $12.628           0
                                 2004       $12.628      $13.912           0
                                 2005       $13.912      $15.044           0
                                 2006       $15.044      $17.420           0
                                 2007       $17.420      $17.630           0
                                 2008       $17.630      $10.844           0
                                 2009       $10.844      $13.370           0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.665      $16.796           0
                                 2004       $16.796      $20.488           0
                                 2005       $20.488      $25.538           0
                                 2006       $25.538      $31.997           0
                                 2007       $31.997      $40.301           0
                                 2008       $40.301      $18.642           0
                                 2009       $18.642      $31.470           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.368      $13.536           0
                                 2004       $13.536      $15.692           0
                                 2005       $15.692      $16.911           0
                                 2006       $16.911      $20.089           0
                                 2007       $20.089      $22.683           0
                                 2008       $22.683      $13.228           0
                                 2009       $13.228      $17.730           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.573      $12.829         0
                                 2004       $12.829      $14.397         0
                                 2005       $14.397      $13.649         0
                                 2006       $13.649      $15.056         0
                                 2007       $15.056      $16.345         0
                                 2008       $16.345      $16.979         0
                                 2009       $16.979      $19.710         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.895         0
                                 2005       $10.895      $11.398         0
                                 2006       $11.398      $12.782         0
                                 2007       $12.782      $13.341         0
                                 2008       $13.341      $ 9.307         0
                                 2009       $ 9.307      $11.468         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.347         0
                                 2005       $10.347      $10.253         0
                                 2006       $10.253      $10.965         0
                                 2007       $10.965      $11.387         0
                                 2008       $11.387      $ 9.184         0
                                 2009       $ 9.184      $12.066         0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.880         0
                                 2005       $10.880      $10.988         0
                                 2006       $10.988      $12.604         0
                                 2007       $12.604      $12.750         0
                                 2008       $12.750      $ 7.928         0
                                 2009       $ 7.928      $ 9.220         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.127         0
                                 2005       $11.127      $11.388         0
                                 2006       $11.388      $12.018         0
                                 2007       $12.018      $14.255         0
                                 2008       $14.255      $ 8.610         0
                                 2009       $ 8.610      $12.258         0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.110         0
                                 2005       $11.110      $11.761         0
                                 2006       $11.761      $12.912         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.912      $12.701           0
                                 2008       $12.701      $ 7.533           0
                                 2009       $ 7.533      $ 9.329           0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.095      $13.034           0
                                 2004       $13.034      $14.998      16,703
                                 2005       $13.998      $14.195      17,004
                                 2006       $14.195      $15.392      17,063
                                 2007       $15.392      $15.578      16,626
                                 2008       $15.578      $ 8.591           0
                                 2009       $ 8.591      $10.218           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.095           0
                                 2005       $10.095      $10.105           0
                                 2006       $10.105      $10.371           0
                                 2007       $10.371      $10.558           0
                                 2008       $10.558      $ 6.291           0
                                 2009       $ 6.291      $ 6.711           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.248           0
                                 2004       $12.248      $12.772           0
                                 2005       $12.772      $13.100           0
                                 2006       $13.100      $13.799           0
                                 2007       $13.799      $15.365           0
                                 2008       $15.365      $ 8.166           0
                                 2009       $ 8.166      $11.513           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.070      $14.169           0
                                 2004       $14.169      $16.475           0
                                 2005       $16.475      $18.381           0
                                 2006       $18.381      $21.102           0
                                 2007       $21.102      $21.892           0
                                 2008       $21.892      $12.776           0
                                 2009       $12.776      $17.414           0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.718      $12.898           0
                                 2004       $12.898      $13.718      22,725
                                 2005       $13.718      $13.687      23,513
                                 2006       $13.687      $14.623      23,947
                                 2007       $14.623      $14.234      24,260
                                 2008       $14.234      $ 2.983           0
                                 2009       $ 2.983      $ 3.675           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.451      $12.576           0
                                 2004       $12.576      $13.425           0
                                 2005       $13.425      $13.886           0
                                 2006       $13.886      $15.588           0
                                 2007       $15.588      $15.877           0
                                 2008       $15.877      $ 9.531           0
                                 2009       $ 9.531      $11.932           0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.701      $14.596           0
                                 2004       $14.596      $17.015           0
                                 2005       $17.015      $18.260           0
                                 2006       $18.260      $20.479           0
                                 2007       $20.479      $19.750           0
                                 2008       $19.750      $11.975           0
                                 2009       $11.975      $16.033           0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.328      $12.333           0
                                 2004       $12.333      $14.407           0
                                 2005       $14.407      $15.782           0
                                 2006       $15.782      $15.854           0
                                 2007       $15.854      $16.441           0
                                 2008       $16.441      $ 8.167           0
                                 2009       $ 8.167      $10.565           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.233      $12.081           0
                                 2004       $12.081      $12.813           0
                                 2005       $12.813      $12.844       1,214
                                 2006       $12.844      $13.472       1,229
                                 2007       $13.472      $14.434       1,153
                                 2008       $14.434      $12.073       1,048
                                 2009       $12.073      $13.983       1,117
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.739      $12.375           0
                                 2004       $12.375      $13.207           0
                                 2005       $13.207      $13.819           0
                                 2006       $13.819      $15.255           0
                                 2007       $15.255      $15.358           0
                                 2008       $15.358      $10.016           0
                                 2009       $10.016      $13.246           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.980      $13.443           0
                                 2004       $13.443      $14.609           0
                                 2005       $14.609      $15.037           0
                                 2006       $15.037      $17.049           0
                                 2007       $17.049      $15.667           0
                                 2008       $15.667      $ 9.394           0
                                 2009       $ 9.394      $11.927           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.221      $11.251           0
                                 2004       $11.251      $11.788           0
                                 2005       $11.788      $13.052           0
                                 2006       $13.052      $13.124           0
                                 2007       $13.124      $12.758           0
                                 2008       $12.758      $10.348           0
                                 2009       $10.348      $12.753           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.851      $13.283           0
                                 2004       $13.283      $14.362           0
                                 2005       $14.362      $14.483         538
                                 2006       $14.483      $15.658         529
                                 2007       $15.658      $15.741         529
                                 2008       $15.741      $11.383         558
                                 2009       $11.383      $16.721         468
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.344      $10.394           0
                                 2004       $10.394      $10.617           0
                                 2005       $10.617      $10.630       1,467
                                 2006       $10.630      $10.868       1,523
                                 2007       $10.868      $11.184       1,488
                                 2008       $11.184      $ 8.322       1,528
                                 2009       $ 8.322      $11.938       1,309
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.562      $13.320           0
                                 2004       $13.320      $15.139           0
                                 2005       $15.139      $16.614           0
                                 2006       $16.614      $20.756           0
                                 2007       $20.756      $21.998           0
                                 2008       $21.998      $12.059           0
                                 2009       $12.059      $14.700           0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.679      $12.931           0
                                 2004       $12.931      $14.247           0
                                 2005       $14.247      $15.163           0
                                 2006       $15.163      $16.899           0
                                 2007       $16.899      $15.673           0
                                 2008       $15.673      $ 9.267           0
                                 2009       $ 9.267      $11.858           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.925      $ 9.807           0
                                 2004       $ 9.807      $ 9.656           0
                                 2005       $ 9.656      $ 9.684       1,610
                                 2006       $ 9.684      $ 9.889       1,675
                                 2007       $ 9.889      $10.134       1,642
                                 2008       $10.134      $10.166       1,242
                                 2009       $10.166      $ 9.964       1,567
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.966      $13.434           0
                                 2004       $13.434      $14.494           0
                                 2005       $14.494      $15.596           0
                                 2006       $15.596      $16.561           0
                                 2007       $16.561      $17.125           0
                                 2008       $17.125      $10.260           0
                                 2009       $10.260      $13.260           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.307      $14.506           0
                                 2004       $14.506      $16.378           0
                                 2005       $16.378      $16.964         230
                                 2006       $16.964      $19.251         215
                                 2007       $19.251      $17.907         232
                                 2008       $17.907      $ 9.675         332
                                 2009       $ 9.675      $ 9.103           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.828      $13.035           0
                                 2004       $13.035      $13.713           0
                                 2005       $13.713      $14.086           0
                                 2006       $14.086      $15.337           0
                                 2007       $15.337      $15.083           0
                                 2008       $15.083      $ 9.066           0
                                 2009       $ 9.066      $11.810           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.669      $12.027           0
                                 2004       $12.027      $12.729           0
                                 2005       $12.729      $12.949           0
                                 2006       $12.949      $14.177           0
                                 2007       $14.177      $13.997           0
                                 2008       $13.997      $ 8.115           0
                                 2009       $ 8.115      $ 9.971           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.633      $13.993           0
                                 2004       $13.993      $16.642           0
                                 2005       $16.642      $17.675           0
                                 2006       $17.675      $21.963           0
                                 2007       $21.963      $25.763           0
                                 2008       $25.763      $17.515           0
                                 2009       $17.515      $18.392           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.785      $13.499           0
                                 2004       $13.449      $15.660           0
                                 2005       $15.660      $17.179           0
                                 2006       $17.179      $17.720           0
                                 2007       $17.720      $17.990           0
                                 2008       $17.990      $ 9.582           0
                                 2009       $ 9.582      $13.003           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.566      $12.341           0
                                 2004       $12.341      $12.678           0
                                 2005       $12.678      $13.107           0
                                 2006       $13.107      $13.518           0
                                 2007       $13.518      $13.950           0
                                 2008       $13.950      $ 8.591           0
                                 2009       $ 8.591      $13.772           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.084           0
                                 2005       $11.084      $12.047           0
                                 2006       $12.047      $12.364           0
                                 2007       $12.364      $14.220           0
                                 2008       $14.220      $ 7.394           0
                                 2009       $ 7.394      $11.310           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.297           0
                                 2005       $11.297      $11.505       1,016
                                 2006       $11.505      $13.059         951
                                 2007       $13.059      $12.474       1,001
                                 2008       $12.474      $ 7.832       1,227
                                 2009       $ 7.832      $ 9.837       1,181
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.766      $13.293         107
                                 2004       $13.293      $14.838      15,864
                                 2005       $14.838      $15.924      15,262
                                 2006       $15.924      $18.065      14,641
                                 2007       $18.065      $18.113      14,400
                                 2008       $18.113      $12.009          97
                                 2009       $12.009      $14.578         107

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.835      31,698
                                 2005       $ 9.835      $ 9.854      32,660
                                 2006       $ 9.854      $10.040      34,878
                                 2007       $10.040      $10.257      33,668
                                 2008       $10.257      $10.212           0
                                 2009       $10.212      $ 9.997           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.917      $11.683         243
                                 2004       $11.683      $12.202         127
                                 2005       $12.202      $12.847         129
                                 2006       $12.847      $12.896         139
                                 2007       $12.896      $14.712         128
                                 2008       $14.712      $ 7.322         159
                                 2009       $ 7.322      $11.862         135
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.275      $13.809         103
                                 2004       $13.809      $14.868      10,696
                                 2005       $14.868      $16.309      10,075
                                 2006       $16.309      $17.676      10,112
                                 2007       $17.676      $18.392       9,591
                                 2008       $18.392      $15.295         155
                                 2009       $15.295      $19.465         160
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.922           0
                                 2005       $10.922      $11.472         390
                                 2006       $11.472      $12.633       2,309
                                 2007       $12.633      $12.770       2,307
                                 2008       $12.770      $ 9.657       2,304
                                 2009       $ 9.657      $11.570       2,301
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.719         293
                                 2005       $10.719      $12.133         272
                                 2006       $12.133      $12.355         289
                                 2007       $12.355      $14.730         254
                                 2008       $14.730      $ 7.320         316
                                 2009       $ 7.320      $11.854         271
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.694           0
                                 2005       $10.694      $12.080           0
                                 2006       $12.080      $12.266           0
                                 2007       $12.266      $14.595           0
                                 2008       $14.595      $ 7.231           0
                                 2009       $ 7.231      $11.679           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.030           0
                                 2005       $11.030      $12.081           0
                                 2006       $12.081      $14.359           0
                                 2007       $14.359      $15.417           0
                                 2008       $15.417      $10.715           0
                                 2009       $10.715      $13.579           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.793           0
                                 2007       $ 9.793      $11.743           0
                                 2008       $11.743      $ 6.108           0
                                 2009       $ 6.108      $ 9.402           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.538           0
                                 2004       $13.538      $15.751           0
                                 2005       $15.751      $17.392           0
                                 2006       $17.392      $19.025           0
                                 2007       $19.025      $19.158           0
                                 2008       $19.158      $11.161           0
                                 2009       $11.161      $16.008           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.260           0
                                 2005       $11.260      $12.370           0
                                 2006       $12.370      $14.605           0
                                 2007       $14.605      $15.404           0
                                 2008       $15.404      $ 8.845           0
                                 2009       $ 8.845      $12.043           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.254           0
                                 2005       $11.254      $12.345           0
                                 2006       $12.345      $14.566           0
                                 2007       $14.566      $15.348           0
                                 2008       $15.348      $ 8.794           0
                                 2009       $ 8.794      $11.969           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.366      $14.443           0
                                 2004       $14.443      $19.223           0
                                 2005       $19.223      $21.953       7,330
                                 2006       $21.953      $29.563       5,923
                                 2007       $29.563      $23.918       7,219
                                 2008       $23.918      $14.490           0
                                 2009       $14.490      $18.211           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.234        316



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION
 DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT
OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION
                        DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.1



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.221        162
                                 2007       $10.221      $11.713        162
                                 2008       $11.713      $ 6.559        161
                                 2009       $ 6.559      $ 8.682        161
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.412          0
                                 2007       $10.412      $11.029          0
                                 2008       $11.029      $ 8.064          0
                                 2009       $ 8.064      $ 9.766          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.441          0
                                 2007       $10.441      $11.218          0
                                 2008       $11.218      $ 7.365          0
                                 2009       $ 7.365      $ 9.251          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.450          0
                                 2007       $10.450      $11.341          0
                                 2008       $11.341      $ 6.851          0
                                 2009       $ 6.851      $ 8.781          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.303          0
                                 2007       $10.303      $10.661          0
                                 2008       $10.661      $ 9.302          0
                                 2009       $ 9.302      $10.419          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.700           0
                                 2007       $ 9.700      $11.591           0
                                 2008       $11.591      $ 6.254           0
                                 2009       $ 6.254      $ 8.826           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.772           0
                                 2007       $10.772      $11.069           0
                                 2008       $11.069      $ 6.797           0
                                 2009       $ 6.797      $ 8.388           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.831           0
                                 2007       $ 9.831      $11.078           0
                                 2008       $11.078      $ 6.537           0
                                 2009       $ 6.537      $ 8.926           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.837           0
                                 2003       $10.837      $13.310       7,709
                                 2004       $13.310      $14.385       5,270
                                 2005       $14.385      $14.551       3,239
                                 2006       $14.551      $16.601       2,244
                                 2007       $16.601      $15.618         211
                                 2008       $15.618      $ 9.897         210
                                 2009       $ 9.897      $12.238         210
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.187       1,218
                                 2005       $11.187      $11.107       1,232
                                 2006       $11.107      $12.833         283
                                 2007       $12.833      $13.008       4,773
                                 2008       $13.008      $ 8.941       4,491
                                 2009       $ 8.941      $11.846       4,147
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.507           0
                                 2005       $10.507      $10.375         352
                                 2006       $10.375      $11.243         347
                                 2007       $11.243      $11.669       1,340
                                 2008       $11.669      $ 7.465       1,330
                                 2009       $ 7.465      $ 9.462       1,283
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.520           0
                                 2003       $11.520      $15.449           0
                                 2004       $15.449      $16.827           0
                                 2005       $16.827      $17.230           0
                                 2006       $17.230      $18.300           0
                                 2007       $18.300      $19.889           0
                                 2008       $19.889      $11.175           0
                                 2009       $11.175      $15.677           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.211           0
                                 2003       $11.211      $14.473       2,684
                                 2004       $14.473      $17.500       3,160
                                 2005       $17.500      $18.600       2,603
                                 2006       $18.600      $21.261       1,716
                                 2007       $21.261      $20.277         245
                                 2008       $20.277      $13.271         257
                                 2009       $13.271      $16.747         255
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.204           0
                                 2005       $10.204      $10.211           0
                                 2006       $10.211      $10.378           0
                                 2007       $10.378      $10.809           0
                                 2008       $10.809      $11.363           0
                                 2009       $11.363      $11.447           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.966           0
                                 2007       $10.966      $11.983       1,431
                                 2008       $11.983      $ 8.377       1,341
                                 2009       $ 8.377      $10.093       1,232
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.311           0
                                 2003       $10.311      $12.609         952
                                 2004       $12.609      $13.876       1,642
                                 2005       $13.876      $14.991       1,558
                                 2006       $14.991      $17.341       1,422
                                 2007       $17.341      $17.531       2,452
                                 2008       $17.531      $10.773       2,309
                                 2009       $10.773      $13.268       2,137
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.218           0
                                 2003       $11.218      $16.770           0
                                 2004       $16.770      $20.437           0
                                 2005       $20.437      $25.447           0
                                 2006       $25.447      $31.851           0
                                 2007       $31.851      $40.076           0
                                 2008       $40.076      $18.518           0
                                 2009       $18.518      $31.230           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.462           0
                                 2003       $10.462      $13.515       2,690
                                 2004       $13.515      $15.653       2,616
                                 2005       $15.653      $16.851       1,971
                                 2006       $16.851      $19.997       1,623
                                 2007       $19.997      $22.556       2,980
                                 2008       $22.556      $13.140       2,840
                                 2009       $13.140      $17.595       2,617
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.707           0
                                 2003       $10.707      $12.809           0
                                 2004       $12.809      $14.361           0
                                 2005       $14.361      $13.601           0
                                 2006       $13.601      $14.987           0
                                 2007       $14.987      $16.253           0
                                 2008       $16.253      $16.867           0
                                 2009       $16.867      $19.560           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.893       2,502
                                 2005       $10.893      $11.384       2,504
                                 2006       $11.384      $12.752         130
                                 2007       $12.752      $13.296         130
                                 2008       $13.296      $ 9.267         129
                                 2009       $ 9.267      $11.406         129
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.344           0
                                 2005       $10.344      $10.240         179
                                 2006       $10.240      $10.940         178
                                 2007       $10.940      $11.349         762
                                 2008       $11.349      $ 9.145         592
                                 2009       $ 9.145      $12.001         562
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.877           0
                                 2005       $10.877      $10.974           0
                                 2006       $10.974      $12.575         276
                                 2007       $12.575      $12.708         276
                                 2008       $12.708      $ 7.894         275
                                 2009       $ 7.894      $ 9.171         275
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.125           0
                                 2005       $11.125      $11.373           0
                                 2006       $11.373      $11.991           0
                                 2007       $11.991      $14.208         234
                                 2008       $14.208      $ 8.573         233
                                 2009       $ 8.573      $12.192         200

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.108       1,227
                                 2005       $11.108      $11.746       1,206
                                 2006       $11.746      $12.882         135
                                 2007       $12.882      $12.658         135
                                 2008       $12.658      $ 7.500         134
                                 2009       $ 7.500      $ 9.279         134
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.682           0
                                 2003       $10.682      $13.015         823
                                 2004       $13.015      $13.962       1,707
                                 2005       $13.962      $14.144       1,739
                                 2006       $14.144      $15.322       2,000
                                 2007       $15.322      $15.491         523
                                 2008       $15.491      $ 8.534         551
                                 2009       $ 8.534      $10.140         589
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.092           0
                                 2005       $10.092      $10.092           0
                                 2006       $10.092      $10.348           0
                                 2007       $10.348      $10.523       1,183
                                 2008       $10.523      $ 6.264       1,180
                                 2009       $ 6.264      $ 6.675       1,380
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.239           0
                                 2004       $12.239      $12.750           0
                                 2005       $12.750      $13.065         140
                                 2006       $13.065      $13.747         142
                                 2007       $13.747      $15.292         131
                                 2008       $15.292      $ 8.119         182
                                 2009       $ 8.119      $11.435         157
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.135           0
                                 2003       $10.135      $14.147           0
                                 2004       $14.147      $16.433           0
                                 2005       $16.433      $18.316           0
                                 2006       $18.316      $21.005          81
                                 2007       $21.005      $21.770          81
                                 2008       $21.770      $12.692          81
                                 2009       $12.692      $17.282          81

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.647           0
                                 2003       $10.647      $12.879           0
                                 2004       $12.879      $13.683         220
                                 2005       $13.683      $13.638         219
                                 2006       $13.638      $14.557         219
                                 2007       $14.557      $14.155         218
                                 2008       $14.155      $ 2.963         218
                                 2009       $ 2.963      $ 3.647         217
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.164           0
                                 2003       $10.164      $12.557           0
                                 2004       $12.557      $13.391           0
                                 2005       $13.391      $13.837         396
                                 2006       $13.837      $15.516         377
                                 2007       $15.516      $15.788         697
                                 2008       $15.788      $ 9.468         787
                                 2009       $ 9.468      $11.841         765
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.340           0
                                 2003       $10.340      $14.574          78
                                 2004       $14.574      $16.972          75
                                 2005       $16.972      $18.195          73
                                 2006       $18.195      $20.386          70
                                 2007       $20.386      $19.639          75
                                 2008       $19.639      $11.896          90
                                 2009       $11.896      $15.911          85
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.047           0
                                 2003       $10.047      $13.315           0
                                 2004       $13.315      $14.371           0
                                 2005       $14.371      $15.726           0
                                 2006       $15.726      $15.782           0
                                 2007       $15.782      $16.349           0
                                 2008       $16.349      $ 8.113           0
                                 2009       $ 8.113      $10.484           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.537           0
                                 2003       $10.537      $12.063      10,492
                                 2004       $12.063      $12.781       7,660
                                 2005       $12.781      $12.798       5,440
                                 2006       $12.798      $13.411       4,247
                                 2007       $13.411      $14.354       1,103
                                 2008       $14.354      $11.993         955
                                 2009       $11.993      $13.876       1,032

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.374           0
                                 2003       $10.374      $12.356           0
                                 2004       $12.374      $13.173           0
                                 2005       $13.173      $13.770           0
                                 2006       $13.770      $15.186           0
                                 2007       $15.186      $15.272           0
                                 2008       $15.272      $ 9.950           0
                                 2009       $ 9.950      $13.145           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.784           0
                                 2003       $10.784      $13.422           0
                                 2004       $13.784      $14.572           0
                                 2005       $14.572      $14.984           0
                                 2006       $14.984      $16.971           0
                                 2007       $16.971      $15.579           0
                                 2008       $15.579      $ 9.331           0
                                 2009       $ 9.331      $11.836           0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.711           0
                                 2003       $ 9.711      $11.233         968
                                 2004       $11.233      $11.758       1,865
                                 2005       $11.758      $13.006       1,679
                                 2006       $13.006      $13.064       1,675
                                 2007       $13.064      $12.687           0
                                 2008       $12.687      $10.279           0
                                 2009       $10.279      $12.656           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.727           0
                                 2003       $10.727      $13.263          88
                                 2004       $13.263      $14.326          87
                                 2005       $14.326      $14.432          92
                                 2006       $14.432      $15.587          93
                                 2007       $15.587      $15.653         307
                                 2008       $15.653      $11.307         257
                                 2009       $11.307      $16.593         228
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.172           0
                                 2003       $10.172      $10.378      11,776
                                 2004       $10.378      $10.590       8,580
                                 2005       $10.590      $10.593       5,851
                                 2006       $10.593      $10.819       4,498
                                 2007       $10.819      $11.122       1,421
                                 2008       $11.122      $ 8.267       1,248
                                 2009       $ 8.267      $11.847       1,090

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.590           0
                                 2003       $10.590      $13.300         180
                                 2004       $13.300      $15.100         171
                                 2005       $15.100      $16.555         164
                                 2006       $16.555      $20.662         143
                                 2007       $20.662      $21.875         283
                                 2008       $21.875      $11.979         336
                                 2009       $11.979      $14.588         340
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.394           0
                                 2003       $10.394      $12.912           0
                                 2004       $12.912      $14.211           0
                                 2005       $14.211      $15.109           0
                                 2006       $15.109      $16.822           0
                                 2007       $16.822      $15.585           0
                                 2008       $15.585      $ 9.205           0
                                 2009       $ 9.205      $11.767           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.972           0
                                 2003       $ 9.972      $ 9.792         116
                                 2004       $ 9.792      $ 9.631         129
                                 2005       $ 9.631      $ 9.649         705
                                 2006       $ 9.649      $ 9.843         740
                                 2007       $ 9.843      $10.077       1,075
                                 2008       $10.077      $10.099         716
                                 2009       $10.099      $ 9.888         930
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.365           0
                                 2003       $10.365      $13.413         790
                                 2004       $13.413      $14.457       1,543
                                 2005       $14.457      $15.540       1,456
                                 2006       $15.540      $16.485       1,389
                                 2007       $16.485      $17.030           0
                                 2008       $17.030      $10.192           0
                                 2009       $10.192      $13.159           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.189           0
                                 2003       $11.189      $14.484           0
                                 2004       $14.484      $16.336           0
                                 2005       $16.336      $16.904         108
                                 2006       $16.904      $19.163         102
                                 2007       $19.163      $17.806         346
                                 2008       $17.806      $ 9.611         414
                                 2009       $ 9.611      $ 9.041           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.628           0
                                 2003       $10.628      $13.015           0
                                 2004       $13.015      $13.679           0
                                 2005       $13.679      $14.036           0
                                 2006       $14.036      $15.267           0
                                 2007       $15.267      $14.999           0
                                 2008       $14.999      $ 9.006           0
                                 2009       $ 9.006      $11.720           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.501           0
                                 2003       $10.501      $12.009         890
                                 2004       $12.009      $12.697       1,652
                                 2005       $12.697      $12.903       1,675
                                 2006       $12.903      $14.112       1,617
                                 2007       $14.112      $13.918           0
                                 2008       $13.918      $ 8.061           0
                                 2009       $ 8.061      $ 9.895           0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.455           0
                                 2003       $11.455      $13.971           0
                                 2004       $13.971      $16.600           0
                                 2005       $16.600      $17.612           0
                                 2006       $17.612      $21.862           0
                                 2007       $21.862      $25.619           0
                                 2008       $25.619      $17.400           0
                                 2009       $17.400      $18.252           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.359           0
                                 2003       $10.359      $13.479           0
                                 2004       $13.479      $15.621           0
                                 2005       $15.621      $17.118           0
                                 2006       $17.118      $17.639           0
                                 2007       $17.639      $17.890           0
                                 2008       $17.890      $ 9.518           0
                                 2009       $ 9.518      $12.904           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.096           0
                                 2003       $10.096      $12.322       9,044
                                 2004       $12.322      $12.646       7,761
                                 2005       $12.646      $13.060       5,373
                                 2006       $13.060      $13.456       4,506
                                 2007       $13.456      $13.872         322
                                 2008       $13.872      $ 8.534         354
                                 2009       $ 8.534      $13.667         292

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.077         231
                                 2005       $11.077      $12.027         220
                                 2006       $12.027      $12.331         228
                                 2007       $12.331      $14.167         208
                                 2008       $14.167      $ 7.359         272
                                 2009       $ 7.359      $11.244         232
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.289           0
                                 2005       $11.289      $11.485         159
                                 2006       $11.485      $13.023         150
                                 2007       $13.023      $12.427         162
                                 2008       $12.427      $ 7.795         190
                                 2009       $ 7.795      $ 9.780         184
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.639           0
                                 2003       $10.639      $13.273         271
                                 2004       $13.273      $14.800         260
                                 2005       $14.800      $15.867         363
                                 2006       $15.867      $17.982         351
                                 2007       $17.982      $18.011         355
                                 2008       $18.011      $11.930         373
                                 2009       $11.930      $14.467         389
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.825           0
                                 2005       $ 9.825      $ 9.834           0
                                 2006       $ 9.834      $10.010           0
                                 2007       $10.010      $10.215           0
                                 2008       $10.215      $10.160           0
                                 2009       $10.160      $ 9.936           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.398           0
                                 2003       $ 9.398      $11.666         891
                                 2004       $11.666      $12.171       2,313
                                 2005       $12.171      $12.802       2,269
                                 2006       $12.802      $12.838       2,017
                                 2007       $12.838      $14.629         239
                                 2008       $14.629      $ 7.273         239
                                 2009       $ 7.273      $11.772         238

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.045          0
                                 2003       $11.045      $13.788          0
                                 2004       $13.788      $14.831          0
                                 2005       $14.831      $16.251          0
                                 2006       $16.251      $17.595          0
                                 2007       $17.595      $18.289          0
                                 2008       $18.289      $15.193          0
                                 2009       $15.193      $19.316          0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.915          0
                                 2005       $10.915      $11.452          0
                                 2006       $11.452      $12.598          0
                                 2007       $12.598      $12.722          0
                                 2008       $12.722      $ 9.611          0
                                 2009       $ 9.611      $11.503          0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.712        138
                                 2005       $10.712      $12.112        138
                                 2006       $12.112      $12.321        138
                                 2007       $12.321      $14.674        137
                                 2008       $14.674      $ 7.285        137
                                 2009       $ 7.285      $11.785        137
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.687          0
                                 2005       $10.687      $12.059          0
                                 2006       $12.059      $12.233          0
                                 2007       $12.233      $14.540          0
                                 2008       $14.540      $ 7.196          0
                                 2009       $ 7.196      $11.612          0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000          0
                                 2004       $10.000      $11.019          0
                                 2005       $11.019      $12.057          0
                                 2006       $12.057      $14.315          0
                                 2007       $14.315      $15.354          0
                                 2008       $15.354      $10.660          0
                                 2009       $10.660      $13.495          0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.786          0
                                 2007       $ 9.786      $11.723        495
                                 2008       $11.723      $ 6.091        573
                                 2009       $ 6.091      $ 9.366        456

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.529           0
                                 2004       $13.529      $15.724           0
                                 2005       $15.724      $17.345           0
                                 2006       $17.345      $18.954           0
                                 2007       $18.954      $19.066           0
                                 2008       $19.066      $11.096           0
                                 2009       $11.096      $15.899           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.253           0
                                 2005       $11.253      $12.349           0
                                 2006       $12.349      $14.565           0
                                 2007       $14.565      $15.346           0
                                 2008       $15.346      $ 8.803           0
                                 2009       $ 8.803      $11.974           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.246           0
                                 2005       $11.246      $12.324           0
                                 2006       $12.324      $14.526           0
                                 2007       $14.526      $15.291         217
                                 2008       $15.291      $ 8.752         230
                                 2009       $ 8.752      $11.900         205
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.687           0
                                 2003       $10.687      $14.421         734
                                 2004       $14.421      $19.174       1,193
                                 2005       $19.174      $21.875       1,047
                                 2006       $21.875      $29.428         799
                                 2007       $29.428      $23.784           0
                                 2008       $23.784      $14.395           0
                                 2009       $14.395      $18.072           0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.141         399



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT
  OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.15



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.217           0
                                 2007       $10.217      $11.703      32,743
                                 2008       $11.703      $ 6.550           0
                                 2009       $ 6.550      $ 8.665           0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.408           0
                                 2007       $10.408      $11.019           0
                                 2008       $11.019      $ 8.053           0
                                 2009       $ 8.053      $ 9.748           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.438           0
                                 2007       $10.438      $11.208           0
                                 2008       $11.208      $ 7.355           0
                                 2009       $ 7.355      $ 9.234           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.446           0
                                 2007       $10.446      $11.331           0
                                 2008       $11.331      $ 6.841           0
                                 2009       $ 6.841      $ 8.765           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.299           0
                                 2007       $10.299      $10.652           0
                                 2008       $10.652      $ 9.289           0
                                 2009       $ 9.289      $10.400           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.696           0
                                 2007       $ 9.696      $11.581           0
                                 2008       $11.581      $ 6.246           0
                                 2009       $ 6.246      $ 8.809           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.768           0
                                 2007       $10.768      $11.060       3,998
                                 2008       $11.060      $ 6.787           0
                                 2009       $ 6.787      $ 8.372           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.828       8,266
                                 2007       $ 9.828      $11.069      46,635
                                 2008       $11.069      $ 6.528      11,201
                                 2009       $ 6.528      $ 8.910       9,710
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.689      $13.316       9,439
                                 2004       $13.316      $14.385      19,491
                                 2005       $14.385      $14.543      26,635
                                 2006       $14.543      $16.584      21,592
                                 2007       $16.584      $15.593      17,200
                                 2008       $15.593      $ 9.876      13,134
                                 2009       $ 9.876      $12.206       7,733
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.183           0
                                 2005       $11.183      $11.097           0
                                 2006       $11.097      $12.815       2,117
                                 2007       $12.815      $12.984           0
                                 2008       $12.984      $ 8.919           0
                                 2009       $ 8.919      $11.812           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.505           0
                                 2005       $10.505      $10.369       7,042
                                 2006       $10.369      $11.230      10,074
                                 2007       $11.230      $11.650       6,456
                                 2008       $11.650      $ 7.448       7,794
                                 2009       $ 7.448      $ 9.437       3,277
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.811      $15.457           0
                                 2004       $15.457      $16.827           0
                                 2005       $16.827      $17.221           0
                                 2006       $17.221      $18.281           0
                                 2007       $18.281      $19.858           0
                                 2008       $19.858      $11.151           0
                                 2009       $11.151      $15.636           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.030      $14.480       9,032
                                 2004       $14.480      $17.500       9,649
                                 2005       $17.500      $18.590      10,285
                                 2006       $18.590      $21.239      26,689
                                 2007       $21.239      $20.246      16,507
                                 2008       $20.246      $13.243      12,296
                                 2009       $13.243      $16.704       9,185
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.200         404
                                 2005       $10.200      $10.202         414
                                 2006       $10.202      $10.364         441
                                 2007       $10.364      $10.789         417
                                 2008       $10.789      $11.336      38,631
                                 2009       $11.336      $11.414      47,685
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.962      19,014
                                 2007       $10.962      $11.973      22,609
                                 2008       $11.973      $ 8.365      15,810
                                 2009       $ 8.365      $10.074      15,105
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.590      $12.615       9,807
                                 2004       $12.615      $13.876      16,793
                                 2005       $13.876      $14.983      17,701
                                 2006       $14.983      $17.323      16,904
                                 2007       $17.323      $17.504      14,526
                                 2008       $17.504      $10.750       6,819
                                 2009       $10.750      $13.233       4,473
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.665      $16.779       7,104
                                 2004       $16.779      $20.436       4,327
                                 2005       $20.436      $25.434       6,625
                                 2006       $25.434      $31.818       9,219
                                 2007       $31.818      $40.013      21,406
                                 2008       $40.013      $18.480       6,994
                                 2009       $18.480      $31.149       6,506
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.368      $13.522       9,892
                                 2004       $13.522      $15.652      12,661
                                 2005       $15.652      $16.842      14,689
                                 2006       $16.842      $19.976      32,069
                                 2007       $19.976      $22.521      67,484
                                 2008       $22.521      $13.113      23,562
                                 2009       $13.113      $17.550      23,017

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.573      $12.816           0
                                 2004       $12.816      $14.360           0
                                 2005       $14.360      $13.593           0
                                 2006       $13.593      $14.972           0
                                 2007       $14.972      $16.228           0
                                 2008       $16.228      $16.832           0
                                 2009       $16.832      $19.509           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.891           0
                                 2005       $10.891      $11.376           0
                                 2006       $11.376      $12.738       6,339
                                 2007       $12.738      $13.274       6,242
                                 2008       $13.274      $ 9.247       1,931
                                 2009       $ 9.247      $11.376       1,878
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.343       1,877
                                 2005       $10.343      $10.234       7,713
                                 2006       $10.234      $10.927       5,379
                                 2007       $10.927      $11.330       3,520
                                 2008       $11.330      $ 9.125       3,312
                                 2009       $ 9.125      $11.969       2,769
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.875       1,800
                                 2005       $10.875      $10.967       1,014
                                 2006       $10.967      $12.561           0
                                 2007       $12.561      $12.687           0
                                 2008       $12.687      $ 7.877       1,536
                                 2009       $ 7.877      $ 9.146       1,674
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.123           9
                                 2005       $11.123      $11.366          54
                                 2006       $11.366      $11.977      15,641
                                 2007       $11.977      $14.184      46,502
                                 2008       $14.184      $ 8.554      10,707
                                 2009       $ 8.554      $12.159      10,269
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.106       3,007
                                 2005       $11.106      $11.739      12,765
                                 2006       $11.739      $12.867       8,745

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.867      $12.637       6,909
                                 2008       $12.637      $ 7.484       6,360
                                 2009       $ 7.484      $ 9.254       3,921
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.095      $13.021           0
                                 2004       $13.021      $13.962       1,567
                                 2005       $13.962      $14.137       2,333
                                 2006       $14.137      $15.306       2,029
                                 2007       $15.306      $15.467       2,014
                                 2008       $15.467      $ 8.516       1,285
                                 2009       $ 8.516      $10.114       1,318
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.091           0
                                 2005       $10.091      $10.085           0
                                 2006       $10.085      $10.336       1,443
                                 2007       $10.336      $10.505       1,486
                                 2008       $10.505      $ 6.251       1,593
                                 2009       $ 6.251      $ 6.657       1,917
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.235         275
                                 2004       $12.235      $12.739       5,440
                                 2005       $12.739      $13.047      16,685
                                 2006       $13.047      $13.721      10,355
                                 2007       $13.721      $15.255      12,457
                                 2008       $15.255      $ 8.095       7,171
                                 2009       $ 8.095      $11.396       4,578
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.070      $14.154         999
                                 2004       $14.154      $16.433       6,411
                                 2005       $16.433      $18.306       7,622
                                 2006       $18.306      $20.984       5,405
                                 2007       $20.984      $21.736       4,411
                                 2008       $21.736      $12.666       1,478
                                 2009       $12.666      $17.237       1,477
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.717      $12.885       1,259
                                 2004       $12.885      $13.683       4,444
                                 2005       $13.683      $13.631       4,618
                                 2006       $13.631      $14.541       4,301
                                 2007       $14.541      $14.133       4,030
                                 2008       $14.133      $ 2.957       6,872
                                 2009       $ 2.957      $ 3.637       6,420

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.451      $12.563      25,624
                                 2004       $12.563      $13.391      11,415
                                 2005       $13.391      $13.829      19,524
                                 2006       $13.829      $15.500      24,527
                                 2007       $15.500      $15.764      19,099
                                 2008       $15.764      $ 9.448      28,507
                                 2009       $ 9.448      $11.810      22,851
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.701      $14.581       4,279
                                 2004       $14.581      $16.971       7,490
                                 2005       $16.971      $18.186      10,717
                                 2006       $18.186      $20.365      18,815
                                 2007       $20.365      $19.609      17,633
                                 2008       $19.609      $11.872      14,648
                                 2009       $11.872      $15.870      12,645
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.328      $12.321       9,108
                                 2004       $12.321      $14.371       7,285
                                 2005       $14.371      $15.718       7,525
                                 2006       $15.718      $15.765      13,746
                                 2007       $15.765      $16.324      11,803
                                 2008       $16.324      $ 8.096      11,460
                                 2009       $ 8.096      $10.457       9,000
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.233      $12.069       5,288
                                 2004       $12.069      $12.780      15,035
                                 2005       $12.780      $12.792      27,673
                                 2006       $12.792      $13.397      40,404
                                 2007       $13.397      $14.331      31,785
                                 2008       $14.331      $11.969      31,688
                                 2009       $11.969      $13.840      26,131
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.739      $12.362       4,478
                                 2004       $12.362      $13.173       7,117
                                 2005       $13.173      $13.763       7,789
                                 2006       $13.763      $15.170       7,483
                                 2007       $15.170      $15.248       5,390
                                 2008       $15.248      $ 9.929       5,189
                                 2009       $ 9.929      $13.111       3,553
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.980      $13.429       1,712
                                 2004       $13.429      $14.572       3,707
                                 2005       $14.572      $14.976       2,941
                                 2006       $14.976      $16.954       2,897
                                 2007       $16.954      $15.555       3,301
                                 2008       $15.555      $ 9.312       3,106
                                 2009       $ 9.312      $11.805       3,275

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.221      $11.239         486
                                 2004       $11.239      $11.758       1,842
                                 2005       $11.758      $12.999       2,363
                                 2006       $12.999      $13.050       3,346
                                 2007       $13.050      $12.667       3,518
                                 2008       $12.667      $10.258       2,819
                                 2009       $10.258      $12.623       3,218
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.851      $13.270       3,849
                                 2004       $13.270      $14.325       7,971
                                 2005       $14.325      $14.424       8,365
                                 2006       $14.424      $15.570       7,902
                                 2007       $15.570      $15.629       7,905
                                 2008       $15.629      $11.284       6,817
                                 2009       $11.284      $16.551       6,473
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.344      $10.383       3,591
                                 2004       $10.383      $10.590       9,755
                                 2005       $10.590      $10.587      17,586
                                 2006       $10.587      $10.807      21,249
                                 2007       $10.807      $11.105      14,789
                                 2008       $11.105      $ 8.250      13,861
                                 2009       $ 8.250      $11.816       8,869
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.562      $13.307       1,575
                                 2004       $13.307      $15.100       1,793
                                 2005       $15.100      $16.546       2,678
                                 2006       $16.546      $20.640      23,947
                                 2007       $20.640      $21.841      24,842
                                 2008       $21.841      $11.954      10,114
                                 2009       $11.954      $14.550      11,576
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.679      $12.918           0
                                 2004       $12.918      $14.211           0
                                 2005       $14.211      $15.101           0
                                 2006       $15.101      $16.804           0
                                 2007       $16.804      $15.561           0
                                 2008       $15.561      $ 9.186           0
                                 2009       $ 9.186      $11.737           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.925      $ 9.797          517
                                 2004       $ 9.797      $ 9.631       43,551
                                 2005       $ 9.631      $ 9.644       59,106
                                 2006       $ 9.644      $ 9.833       62,338
                                 2007       $ 9.833      $10.061       70,602
                                 2008       $10.061      $10.078      332,949
                                 2009       $10.078      $ 9.863       49,847
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.966      $13.420          426
                                 2004       $13.420      $14.457        1,155
                                 2005       $14.457      $15.532          432
                                 2006       $15.532      $16.468          440
                                 2007       $16.468      $17.003          433
                                 2008       $17.003      $10.171          434
                                 2009       $10.171      $13.125          436
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.307      $14.491        4,257
                                 2004       $14.491      $16.336        8,573
                                 2005       $16.336      $16.895       10,862
                                 2006       $16.895      $19.143        9,776
                                 2007       $19.143      $17.779        9,363
                                 2008       $17.779      $ 9.591        9,703
                                 2009       $ 9.591      $ 9.022            0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.828      $13.021            0
                                 2004       $13.021      $13.678            0
                                 2005       $13.678      $14.029            0
                                 2006       $14.029      $15.251            0
                                 2007       $15.251      $14.976            0
                                 2008       $14.976      $ 8.987            0
                                 2009       $ 8.987      $11.690            0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.669      $12.015          459
                                 2004       $12.015      $12.697          788
                                 2005       $12.697      $12.896          828
                                 2006       $12.896      $14.097          823
                                 2007       $14.097      $13.897          821
                                 2008       $13.897      $ 8.045          446
                                 2009       $ 8.045      $ 9.870          442

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.633      $13.978           0
                                 2004       $13.978      $16.600           0
                                 2005       $16.600      $17.603           0
                                 2006       $17.603      $21.840           0
                                 2007       $21.840      $25.579           0
                                 2008       $25.579      $17.364           0
                                 2009       $17.364      $18.205           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.785      $13.485         238
                                 2004       $13.485      $15.620       1,263
                                 2005       $15.620      $17.109       1,867
                                 2006       $17.109      $17.621       1,853
                                 2007       $17.621      $17.862         366
                                 2008       $17.862      $ 9.498         379
                                 2009       $ 9.498      $12.871         392
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.566      $12.328      16,725
                                 2004       $12.328      $12.645      21,243
                                 2005       $12.645      $13.054      17,261
                                 2006       $13.054      $13.442      18,439
                                 2007       $13.442      $13.850      12,788
                                 2008       $13.850      $ 8.517      11,434
                                 2009       $ 8.517      $13.632       8,772
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.073         543
                                 2005       $11.073      $12.017         541
                                 2006       $12.017      $12.314         539
                                 2007       $12.314      $14.140         537
                                 2008       $14.140      $ 7.341         535
                                 2009       $ 7.341      $11.212         532
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.285          13
                                 2005       $11.285      $11.475       3,068
                                 2006       $11.475      $13.006      12,321
                                 2007       $13.006      $12.404       8,978
                                 2008       $12.404      $ 7.776       2,802
                                 2009       $ 7.776      $ 9.752         642
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.766      $13.279      18,384
                                 2004       $13.279      $14.800      20,631
                                 2005       $14.800      $15.859      16,708
                                 2006       $15.859      $17.963      15,952
                                 2007       $17.963      $17.983      13,615
                                 2008       $17.983      $11.905      12,805
                                 2009       $11.905      $14.430       6,298

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.820       3,095
                                 2005       $ 9.820      $ 9.824       2,463
                                 2006       $ 9.824      $ 9.994       2,465
                                 2007       $ 9.994      $10.194       2,277
                                 2008       $10.194      $10.134      22,200
                                 2009       $10.134      $ 9.906           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.917      $11.671       6,314
                                 2004       $11.671      $12.171      11,270
                                 2005       $12.171      $12.795      13,409
                                 2006       $12.795      $12.824      19,759
                                 2007       $12.824      $14.607      31,242
                                 2008       $14.607      $ 7.258      20,894
                                 2009       $ 7.258      $11.742      18,777
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.275      $13.795           0
                                 2004       $13.795      $14.830       1,476
                                 2005       $14.830      $16.242       3,061
                                 2006       $16.242      $17.577       3,198
                                 2007       $17.577      $18.261       1,408
                                 2008       $18.261      $15.162       5,109
                                 2009       $15.162      $19.266       5,418
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.911         378
                                 2005       $10.911      $11.443         369
                                 2006       $11.443      $12.581         363
                                 2007       $12.581      $12.698         355
                                 2008       $12.698      $ 9.588         333
                                 2009       $ 9.588      $11.470         333
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.708       1,923
                                 2005       $10.708      $12.102       1,816
                                 2006       $12.102      $12.304       1,826
                                 2007       $12.304      $14.647       1,488
                                 2008       $14.647      $ 7.268       1,527
                                 2009       $ 7.268      $11.751       1,454
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.683       1,354
                                 2005       $10.683      $12.049       6,674
                                 2006       $12.049      $12.216           0
                                 2007       $12.216      $14.513           0
                                 2008       $14.513      $ 7.179           0
                                 2009       $ 7.179      $11.578           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000            0
                                 2004       $10.000      $11.013            7
                                 2005       $11.013      $12.044          774
                                 2006       $12.044      $14.293       21,010
                                 2007       $14.293      $15.322       11,365
                                 2008       $15.322      $10.633       10,648
                                 2009       $10.633      $13.454       11,762
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.783        9,091
                                 2007       $ 9.783      $11.713      109,479
                                 2008       $11.713      $ 6.083        2,678
                                 2009       $ 6.083      $ 9.349        2,479
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.524          199
                                 2004       $13.524      $15.711          678
                                 2005       $15.711      $17.321        3,079
                                 2006       $17.321      $18.919        3,447
                                 2007       $18.919      $19.021        2,651
                                 2008       $19.021      $11.064        1,394
                                 2009       $11.064      $15.845        1,248
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.249        5,681
                                 2005       $11.249      $12.339        5,921
                                 2006       $12.339      $14.545        6,910
                                 2007       $14.545      $15.317        6,780
                                 2008       $15.317      $ 8.782        8,044
                                 2009       $ 8.782      $11.939        7,606
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.242            0
                                 2005       $11.242      $12.314            0
                                 2006       $12.314      $14.507        8,965
                                 2007       $14.507      $15.262       12,347
                                 2008       $15.262      $ 8.731       18,974
                                 2009       $ 8.731      $11.866       17,687
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.366      $14.429        2,890
                                 2004       $14.429      $19.174        4,667
                                 2005       $19.174      $21.864        4,859
                                 2006       $21.864      $29.398       18,469
                                 2007       $29.398      $23.747       11,729
                                 2008       $23.747      $14.365        8,527
                                 2009       $14.365      $18.026        8,234

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.110       7,918



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.25



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.210         0
                                 2007       $10.210      $11.683         0
                                 2008       $11.683      $ 6.532         0
                                 2009       $ 6.532      $ 8.633         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.401         0
                                 2007       $10.401      $11.000         0
                                 2008       $11.000      $ 8.031         0
                                 2009       $ 8.031      $ 9.711         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.430         0
                                 2007       $10.430      $11.189         0
                                 2008       $11.189      $ 7.335         0
                                 2009       $ 7.335      $ 9.199         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.439         0
                                 2007       $10.439      $11.311         0
                                 2008       $11.311      $ 6.823         0
                                 2009       $ 6.823      $ 8.732         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.292         0
                                 2007       $10.292      $10.634         0
                                 2008       $10.634      $ 9.264         0
                                 2009       $ 9.264      $10.361         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.690         0
                                 2007       $ 9.690      $11.561         0
                                 2008       $11.561      $ 6.229         0
                                 2009       $ 6.229      $ 8.776         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.761         0
                                 2007       $10.761      $11.041         0
                                 2008       $11.041      $ 6.769         0
                                 2009       $ 6.769      $ 8.340         0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.821         0
                                 2007       $ 9.821      $11.050         0
                                 2008       $11.050      $ 6.510         0
                                 2009       $ 6.510      $ 8.876         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.681      $13.296         0
                                 2004       $13.296      $14.349         0
                                 2005       $14.349      $14.492         0
                                 2006       $14.492      $16.508         0
                                 2007       $16.508      $15.506         0
                                 2008       $15.506      $ 9.811         0
                                 2009       $ 9.811      $12.113         0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.175         0
                                 2005       $11.175      $11.078         0
                                 2006       $11.078      $12.780         0
                                 2007       $12.780      $12.935         0
                                 2008       $12.935      $ 8.877         0
                                 2009       $ 8.877      $11.743         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.503         0
                                 2005       $10.503      $10.356         0
                                 2006       $10.356      $11.205         0
                                 2007       $11.205      $11.611         0
                                 2008       $11.611      $ 7.416         0
                                 2009       $ 7.416      $ 9.386         0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.801      $15.433         0
                                 2004       $15.433      $16.784         0
                                 2005       $16.784      $17.160         0
                                 2006       $17.160      $18.198         0
                                 2007       $18.198      $19.747         0
                                 2008       $19.747      $11.078         0
                                 2009       $11.078      $15.517         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.021      $14.458         0
                                 2004       $14.458      $17.455         0
                                 2005       $17.455      $18.524         0
                                 2006       $18.524      $21.142         0
                                 2007       $21.142      $20.132         0
                                 2008       $20.132      $13.156         0
                                 2009       $13.156      $16.577         0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.193         0
                                 2005       $10.193      $10.184         0
                                 2006       $10.184      $10.336         0
                                 2007       $10.336      $10.748         0
                                 2008       $10.748      $11.282         0
                                 2009       $11.282      $11.347         0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.955         0
                                 2007       $10.955      $11.952         0
                                 2008       $11.952      $ 8.342         0
                                 2009       $ 8.342      $10.036         0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.581      $12.596         0
                                 2004       $12.596      $13.841         0
                                 2005       $13.841      $14.929         0
                                 2006       $14.929      $17.243         0
                                 2007       $17.243      $17.406         0
                                 2008       $17.406      $10.679         0
                                 2009       $10.679      $13.132         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.655      $16.754         0
                                 2004       $16.754      $20.384         0
                                 2005       $20.384      $25.344         0
                                 2006       $25.344      $31.673         0
                                 2007       $31.673      $39.789         0
                                 2008       $39.789      $18.358         0
                                 2009       $18.358      $30.911         0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.359      $13.501         0
                                 2004       $13.501      $15.612         0
                                 2005       $15.612      $16.782         0
                                 2006       $16.782      $19.885         0
                                 2007       $19.885      $22.395         0
                                 2008       $22.395      $13.026         0
                                 2009       $13.026      $17.416         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.563      $12.796         0
                                 2004       $12.796      $14.324         0
                                 2005       $14.324      $13.545         0
                                 2006       $13.545      $14.903         0
                                 2007       $14.903      $16.137         0
                                 2008       $16.137      $16.721         0
                                 2009       $16.721      $19.360         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.888         0
                                 2005       $10.888      $11.362         0
                                 2006       $11.362      $12.709         0
                                 2007       $12.709      $13.230         0
                                 2008       $13.230      $ 9.206         0
                                 2009       $ 9.206      $11.315         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.340         0
                                 2005       $10.340      $10.221         0
                                 2006       $10.221      $10.902         0
                                 2007       $10.902      $11.293         0
                                 2008       $11.293      $ 9.085         0
                                 2009       $ 9.085      $11.905         0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.873         0
                                 2005       $10.873      $10.953         0
                                 2006       $10.953      $12.532         0
                                 2007       $12.532      $12.645         0
                                 2008       $12.645      $ 7.843         0
                                 2009       $ 7.843      $ 9.097         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.120         0
                                 2005       $11.120      $11.351         0
                                 2006       $11.351      $11.949         0
                                 2007       $11.949      $14.137         0
                                 2008       $14.137      $ 8.517         0
                                 2009       $ 8.517      $12.094         0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.103         0
                                 2005       $11.103      $11.724         0
                                 2006       $11.724      $12.838         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.838      $12.595         0
                                 2008       $12.595      $ 7.452         0
                                 2009       $ 7.452      $ 9.205         0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.085      $13.001         0
                                 2004       $13.001      $13.926         0
                                 2005       $13.926      $14.086         0
                                 2006       $14.086      $15.236         0
                                 2007       $15.236      $15.380         0
                                 2008       $15.380      $ 8.460         0
                                 2009       $ 8.460      $10.036         0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.088         0
                                 2005       $10.088      $10.073         0
                                 2006       $10.073      $10.312         0
                                 2007       $10.312      $10.471         0
                                 2008       $10.471      $ 6.223         0
                                 2009       $ 6.223      $ 6.621         0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.227         0
                                 2004       $12.227      $12.718         0
                                 2005       $12.718      $13.011         0
                                 2006       $13.011      $13.670         0
                                 2007       $13.670      $15.183         0
                                 2008       $15.183      $ 8.048         0
                                 2009       $ 8.048      $11.319         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.062      $14.133         0
                                 2004       $14.133      $16.391         0
                                 2005       $16.391      $18.241         0
                                 2006       $18.241      $20.888         0
                                 2007       $20.888      $21.614         0
                                 2008       $21.614      $12.582         0
                                 2009       $12.582      $17.105         0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.708      $12.866         0
                                 2004       $12.866      $13.648         0
                                 2005       $13.648      $13.583         0
                                 2006       $13.583      $14.475         0
                                 2007       $14.475      $14.054         0
                                 2008       $14.054      $ 2.937         0
                                 2009       $ 2.937      $ 3.610         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.442      $12.544         0
                                 2004       $12.544      $13.357         0
                                 2005       $13.357      $13.780         0
                                 2006       $13.780      $15.429         0
                                 2007       $15.429      $15.676         0
                                 2008       $15.676      $ 9.386         0
                                 2009       $ 9.386      $11.720         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.692      $14.559         0
                                 2004       $14.559      $16.928         0
                                 2005       $16.928      $18.121         0
                                 2006       $18.121      $20.272         0
                                 2007       $20.272      $19.499         0
                                 2008       $19.499      $11.793         0
                                 2009       $11.793      $15.749         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.319      $12.302         0
                                 2004       $12.302      $14.334         0
                                 2005       $14.334      $15.662         0
                                 2006       $15.662      $15.693         0
                                 2007       $15.693      $16.232         0
                                 2008       $16.232      $ 8.042         0
                                 2009       $ 8.042      $10.377         0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.224      $12.050         0
                                 2004       $12.050      $12.748         0
                                 2005       $12.748      $12.746         0
                                 2006       $12.746      $13.336         0
                                 2007       $13.336      $14.251         0
                                 2008       $14.251      $11.889         0
                                 2009       $11.889      $13.735         0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.730      $12.344         0
                                 2004       $12.344      $13.139         0
                                 2005       $13.139      $13.714         0
                                 2006       $13.714      $15.100         0
                                 2007       $15.100      $15.163         0
                                 2008       $15.163      $ 9.863         0
                                 2009       $ 9.863      $13.011         0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.971      $13.408         0
                                 2004       $13.408      $14.535         0
                                 2005       $14.535      $14.923         0
                                 2006       $14.923      $16.876         0
                                 2007       $16.876      $15.468         0
                                 2008       $15.468      $ 9.250         0
                                 2009       $ 9.250      $11.715         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.213      $11.222         0
                                 2004       $11.222      $11.728         0
                                 2005       $11.728      $12.953         0
                                 2006       $12.953      $12.991         0
                                 2007       $12.991      $12.596         0
                                 2008       $12.596      $10.190         0
                                 2009       $10.190      $12.527         0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.841      $13.249         0
                                 2004       $13.249      $14.289         0
                                 2005       $14.289      $14.373         0
                                 2006       $14.373      $15.499         0
                                 2007       $15.499      $15.541         0
                                 2008       $15.541      $11.209         0
                                 2009       $11.209      $16.424         0
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.335      $10.368         0
                                 2004       $10.368      $10.563         0
                                 2005       $10.563      $10.549         0
                                 2006       $10.549      $10.758         0
                                 2007       $10.758      $11.042         0
                                 2008       $11.042      $ 8.195         0
                                 2009       $ 8.195      $11.726         0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.554      $13.286         0
                                 2004       $13.286      $15.062         0
                                 2005       $15.062      $16.488         0
                                 2006       $16.488      $20.546         0
                                 2007       $20.546      $21.719         0
                                 2008       $21.719      $11.875         0
                                 2009       $11.875      $14.439         0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.670      $12.899         0
                                 2004       $12.899      $14.175         0
                                 2005       $14.175      $15.048         0
                                 2006       $15.048      $16.727         0
                                 2007       $16.727      $15.474         0
                                 2008       $15.474      $ 9.126         0
                                 2009       $ 9.126      $11.647         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.917      $ 9.782         0
                                 2004       $ 9.782      $ 9.606         0
                                 2005       $ 9.606      $ 9.610         0
                                 2006       $ 9.610      $ 9.788         0
                                 2007       $ 9.788      $10.005         0
                                 2008       $10.005      $10.011         0
                                 2009       $10.011      $ 9.787         0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.957      $13.399         0
                                 2004       $13.399      $14.420         0
                                 2005       $14.420      $15.477         0
                                 2006       $15.477      $16.392         0
                                 2007       $16.392      $16.908         0
                                 2008       $16.908      $10.104         0
                                 2009       $10.104      $13.025         0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.298      $14.469         0
                                 2004       $14.469      $16.294         0
                                 2005       $16.294      $16.835         0
                                 2006       $16.835      $19.056         0
                                 2007       $19.056      $17.679         0
                                 2008       $17.679      $ 9.528         0
                                 2009       $ 9.528      $ 8.961         0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.819      $13.002         0
                                 2004       $13.002      $13.644         0
                                 2005       $13.644      $13.979         0
                                 2006       $13.979      $15.182         0
                                 2007       $15.182      $14.892         0
                                 2008       $14.892      $ 8.928         0
                                 2009       $ 8.928      $11.601         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.660      $11.997         0
                                 2004       $11.997      $12.665         0
                                 2005       $12.665      $12.851         0
                                 2006       $12.851      $14.033         0
                                 2007       $14.033      $13.819         0
                                 2008       $13.819      $ 7.991         0
                                 2009       $ 7.991      $ 9.794         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.623      $13.957         0
                                 2004       $13.957      $16.558         0
                                 2005       $16.558      $17.540         0
                                 2006       $17.540      $21.740         0
                                 2007       $21.740      $25.436         0
                                 2008       $25.436      $17.249         0
                                 2009       $17.249      $18.066         0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.776      $13.465         0
                                 2004       $13.465      $15.580         0
                                 2005       $15.580      $17.048         0
                                 2006       $17.048      $17.540         0
                                 2007       $17.540      $17.762         0
                                 2008       $17.762      $ 9.436         0
                                 2009       $ 9.436      $12.772         0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.557      $12.309         0
                                 2004       $12.309      $12.613         0
                                 2005       $12.613      $13.007         0
                                 2006       $13.007      $13.380         0
                                 2007       $13.380      $13.773         0
                                 2008       $13.773      $ 8.460         0
                                 2009       $ 8.460      $13.528         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.066         0
                                 2005       $11.066      $11.996         0
                                 2006       $11.996      $12.280         0
                                 2007       $12.280      $14.087         0
                                 2008       $14.087      $ 7.306         0
                                 2009       $ 7.306      $11.147         0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.278         0
                                 2005       $11.278      $11.456         0
                                 2006       $11.456      $12.970         0
                                 2007       $12.970      $12.357         0
                                 2008       $12.357      $ 7.739         0
                                 2009       $ 7.739      $ 9.695         0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.757      $13.259         0
                                 2004       $13.259      $14.762         0
                                 2005       $14.762      $15.803         0
                                 2006       $15.803      $17.881         0
                                 2007       $17.881      $17.883         0
                                 2008       $17.883      $11.826         0
                                 2009       $11.826      $14.319         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $ 9.810         0
                                 2005       $ 9.810      $ 9.803         0
                                 2006       $ 9.803      $ 9.964         0
                                 2007       $ 9.964      $10.152         0
                                 2008       $10.152      $10.082         0
                                 2009       $10.082      $ 9.845         0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.909      $11.654         0
                                 2004       $11.654      $12.140         0
                                 2005       $12.140      $12.749         0
                                 2006       $12.749      $12.765         0
                                 2007       $12.765      $14.525         0
                                 2008       $14.525      $ 7.210         0
                                 2009       $ 7.210      $11.652         0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.265      $13.774         0
                                 2004       $13.774      $14.793         0
                                 2005       $14.793      $16.184         0
                                 2006       $16.184      $17.496         0
                                 2007       $17.496      $18.159         0
                                 2008       $18.159      $15.062         0
                                 2009       $15.062      $19.119         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.903         0
                                 2005       $10.903      $11.423         0
                                 2006       $11.423      $12.547         0
                                 2007       $12.547      $12.650         0
                                 2008       $12.650      $ 9.542         0
                                 2009       $ 9.542      $11.403         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.701         0
                                 2005       $10.701      $12.081         0
                                 2006       $12.081      $12.271         0
                                 2007       $12.271      $14.592         0
                                 2008       $14.592      $ 7.233         0
                                 2009       $ 7.233      $11.683         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.676         0
                                 2005       $10.676      $12.028         0
                                 2006       $12.028      $12.183         0
                                 2007       $12.183      $14.459         0
                                 2008       $14.459      $ 7.145         0
                                 2009       $ 7.145      $11.511         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $11.002         0
                                 2005       $11.002      $12.020         0
                                 2006       $12.020      $14.250         0
                                 2007       $14.250      $15.260         0
                                 2008       $15.260      $10.579         0
                                 2009       $10.579      $13.372         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.776         0
                                 2007       $ 9.776      $11.692         0
                                 2008       $11.692      $ 6.066         0
                                 2009       $ 6.066      $ 9.314         0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.515         0
                                 2004       $13.515      $15.684         0
                                 2005       $15.684      $17.274         0
                                 2006       $17.274      $18.848         0
                                 2007       $18.848      $18.930         0
                                 2008       $18.930      $11.000         0
                                 2009       $11.000      $15.737         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.241         0
                                 2005       $11.241      $12.318         0
                                 2006       $12.318      $14.505         0
                                 2007       $14.505      $15.260         0
                                 2008       $15.260      $ 8.740         0
                                 2009       $ 8.740      $11.870         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.234         0
                                 2005       $11.234      $12.293         0
                                 2006       $12.293      $14.467         0
                                 2007       $14.467      $15.205         0
                                 2008       $15.205      $ 8.689         0
                                 2009       $ 8.689      $11.797         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.357      $14.407         0
                                 2004       $14.407      $19.125         0
                                 2005       $19.125      $21.786         0
                                 2006       $21.786      $29.263         0
                                 2007       $29.263      $23.614         0
                                 2008       $23.614      $14.270         0
                                 2009       $14.270      $17.888         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.017         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION
          (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.55



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.259       1,752
                                 2007       $10.259      $11.824       4,265
                                 2008       $11.824      $ 6.658         184
                                 2009       $ 6.658      $ 8.863         182
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.451           0
                                 2007       $10.451      $11.133           0
                                 2008       $11.133      $ 8.186           0
                                 2009       $ 8.186      $ 9.970           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.481           0
                                 2007       $10.481      $11.324           0
                                 2008       $11.324      $ 7.477       2,217
                                 2009       $ 7.477      $ 9.444       2,197
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.489           0
                                 2007       $10.489      $11.448           0
                                 2008       $11.448      $ 6.955           0
                                 2009       $ 6.955      $ 8.964           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.342           0
                                 2007       $10.342      $10.762           0
                                 2008       $10.762      $ 9.443           0
                                 2009       $ 9.443      $10.637           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.736           0
                                 2007       $ 9.736      $11.700           0
                                 2008       $11.700      $ 6.349           0
                                 2009       $ 6.349      $ 9.010           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.813           0
                                 2007       $10.813      $11.174       5,029
                                 2008       $11.174      $ 6.900       4,022
                                 2009       $ 6.900      $ 8.563       4,222
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.868           0
                                 2007       $ 9.868      $11.183       1,072
                                 2008       $11.183      $ 6.636          97
                                 2009       $ 6.636      $ 9.113          96
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.850       1,613
                                 2003       $10.850      $13.401      20,964
                                 2004       $13.401      $14.565      20,500
                                 2005       $14.565      $14.815      18,215
                                 2006       $14.815      $16.998      13,267
                                 2007       $16.998      $16.081       8,105
                                 2008       $16.081      $10.248       7,133
                                 2009       $10.248      $12.743       6,097
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.229         899
                                 2005       $11.229      $11.211      12,518
                                 2006       $11.211      $13.026      12,724
                                 2007       $13.026      $13.279      12,833
                                 2008       $13.279      $ 9.178       6,763
                                 2009       $ 9.178      $12.229       6,190
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.521         634
                                 2005       $10.521      $10.448      14,522
                                 2006       $10.448      $11.386      17,719
                                 2007       $11.386      $11.884      15,163
                                 2008       $11.884      $ 7.645      12,513
                                 2009       $ 7.645      $ 9.745      11,829
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.534         668
                                 2003       $11.534      $15.554       4,300
                                 2004       $15.554      $17.038       3,470
                                 2005       $17.038      $17.544       3,700
                                 2006       $17.544      $18.738       3,963
                                 2007       $18.738      $20.479       3,194
                                 2008       $20.479      $11.571       3,227
                                 2009       $11.571      $16.324       2,832

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.224         453
                                 2003       $11.224      $14.572      10,437
                                 2004       $14.572      $17.719      11,390
                                 2005       $17.719      $18.938      11,370
                                 2006       $18.938      $21.769       9,035
                                 2007       $21.769      $20.879       9,169
                                 2008       $20.879      $13.742       6,914
                                 2009       $13.742      $17.439       7,417
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.242           0
                                 2005       $10.242      $10.307           0
                                 2006       $10.307      $10.535         852
                                 2007       $10.535      $11.034         847
                                 2008       $11.034      $11.665           0
                                 2009       $11.665      $11.817           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.007           0
                                 2007       $11.007      $12.096       3,815
                                 2008       $12.096      $ 8.504       1,137
                                 2009       $ 8.504      $10.304         787
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.323      10,878
                                 2003       $10.323      $12.695      31,197
                                 2004       $12.695      $14.050      31,373
                                 2005       $14.050      $15.263      30,181
                                 2006       $15.263      $17.755      19,849
                                 2007       $17.755      $18.051      17,373
                                 2008       $18.051      $11.155      12,892
                                 2009       $11.155      $13.816      12,104
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.232           0
                                 2003       $11.232      $16.885       1,609
                                 2004       $16.885      $20.692       1,852
                                 2005       $20.692      $25.910       2,598
                                 2006       $25.910      $32.612       2,400
                                 2007       $32.612      $41.265       2,534
                                 2008       $41.265      $19.175       2,833
                                 2009       $19.175      $32.520       2,799

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.474      14,593
                                 2003       $10.474      $13.607      20,924
                                 2004       $13.607      $15.848      21,001
                                 2005       $15.848      $17.157      23,909
                                 2006       $17.157      $20.475      12,612
                                 2007       $20.475      $23.226      12,069
                                 2008       $23.226      $13.606       7,990
                                 2009       $13.606      $18.322       6,260
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.720           0
                                 2003       $10.720      $12.897       5,060
                                 2004       $12.897      $14.540       5,066
                                 2005       $14.540      $13.848       5,227
                                 2006       $13.848      $15.345       5,308
                                 2007       $15.345      $16.736       4,971
                                 2008       $16.736      $17.465       3,554
                                 2009       $17.465      $20.368       3,069
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.908         926
                                 2005       $10.908      $11.464       6,064
                                 2006       $11.464      $12.914       6,108
                                 2007       $12.914      $13.541       4,599
                                 2008       $13.541      $ 9.490       3,711
                                 2009       $ 9.490      $11.747       3,798
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.359           0
                                 2005       $10.359      $10.312       1,538
                                 2006       $10.312      $11.078         824
                                 2007       $11.078      $11.558         787
                                 2008       $11.558      $ 9.365         587
                                 2009       $ 9.365      $12.360         535
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.892           0
                                 2005       $10.892      $11.050         643
                                 2006       $11.050      $12.734         640
                                 2007       $12.734      $12.942         636
                                 2008       $12.942      $ 8.085         633
                                 2009       $ 8.085      $ 9.445           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.140           0
                                 2005       $11.140      $11.453           0
                                 2006       $11.453      $12.143       1,391
                                 2007       $12.143      $14.469       1,817
                                 2008       $14.469      $ 8.780       1,279
                                 2009       $ 8.780      $12.557         245

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.123           0
                                 2005       $11.123      $11.829      12,155
                                 2006       $11.829      $13.045      12,798
                                 2007       $13.045      $12.891      10,327
                                 2008       $12.891      $ 7.682       8,752
                                 2009       $ 7.682      $ 9.557       8,450
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.695         153
                                 2003       $10.695      $13.104       9,097
                                 2004       $13.104      $14.136      11,489
                                 2005       $14.136      $14.401      12,208
                                 2006       $14.401      $15.688      11,787
                                 2007       $15.688      $15.951      10,841
                                 2008       $15.951      $ 8.837       9,337
                                 2009       $ 8.837      $10.559       9,544
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.106           0
                                 2005       $10.106      $10.163           0
                                 2006       $10.163      $10.479       1,437
                                 2007       $10.479      $10.716       2,744
                                 2008       $10.716      $ 6.415       1,318
                                 2009       $ 6.415      $ 6.874       1,016
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.281      26,077
                                 2004       $12.281      $12.870       2,587
                                 2005       $12.870      $13.262       8,385
                                 2006       $13.262      $14.032       8,924
                                 2007       $14.032      $15.698       7,412
                                 2008       $15.698      $ 8.381       7,560
                                 2009       $ 8.381      $11.871       5,589
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.147           0
                                 2003       $10.147      $14.244      12,244
                                 2004       $14.244      $16.639      13,506
                                 2005       $16.639      $18.649       9,221
                                 2006       $18.649      $21.507       7,194
                                 2007       $21.507      $22.416       6,825
                                 2008       $22.416      $13.142       6,257
                                 2009       $13.142      $17.996       5,865

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.660          77
                                 2003       $10.660      $12.967       5,984
                                 2004       $12.967      $13.854       7,175
                                 2005       $13.854      $13.886       4,176
                                 2006       $13.886      $14.904       3,826
                                 2007       $14.904      $14.575       3,888
                                 2008       $14.575      $ 3.068       4,070
                                 2009       $ 3.068      $ 3.797       7,755
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.176      11,494
                                 2003       $10.176      $12.643      34,724
                                 2004       $12.643      $13.559      38,680
                                 2005       $13.559      $14.088      37,351
                                 2006       $14.088      $15.887      23,198
                                 2007       $15.887      $16.257      19,599
                                 2008       $16.257      $ 9.804      16,709
                                 2009       $ 9.804      $12.330      13,230
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.353       8,227
                                 2003       $10.353      $14.673      13,718
                                 2004       $14.673      $17.184      15,455
                                 2005       $17.184      $18.526      13,541
                                 2006       $18.526      $20.873       8,471
                                 2007       $20.873      $20.222       6,988
                                 2008       $20.222      $12.318       7,279
                                 2009       $12.318      $16.568       6,886
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.059           0
                                 2003       $10.059      $12.399       4,239
                                 2004       $12.399      $14.550       4,420
                                 2005       $14.550      $16.012       4,130
                                 2006       $16.012      $16.159       4,131
                                 2007       $16.159      $16.834       4,034
                                 2008       $16.834      $ 8.401       4,384
                                 2009       $ 8.401      $10.918       4,025
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.550           0
                                 2003       $10.550      $12.145      13,837
                                 2004       $12.145      $12.940      16,673
                                 2005       $12.940      $13.031      22,515
                                 2006       $13.031      $13.731      21,256
                                 2007       $13.731      $14.780      23,387
                                 2008       $14.780      $12.419      12,417
                                 2009       $12.419      $14.449      11,091

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.387           0
                                 2003       $10.387      $12.441      13,599
                                 2004       $12.441      $13.338      15,165
                                 2005       $13.338      $14.020      13,570
                                 2006       $14.020      $15.548      13,482
                                 2007       $15.548      $15.725      13,248
                                 2008       $15.725      $10.303       7,172
                                 2009       $10.303      $13.688       6,879
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.797       1,878
                                 2003       $10.797      $13.514      15,891
                                 2004       $13.514      $14.754      15,695
                                 2005       $14.754      $15.256      17,554
                                 2006       $15.256      $17.377      15,415
                                 2007       $17.377      $16.042      11,023
                                 2008       $16.042      $ 9.663       8,622
                                 2009       $ 9.663      $12.325       7,934
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.723       6,728
                                 2003       $ 9.723      $11.310      10,784
                                 2004       $11.310      $11.905      11,366
                                 2005       $11.905      $13.243      10,540
                                 2006       $13.243      $13.376       4,411
                                 2007       $13.376      $13.063       4,612
                                 2008       $13.063      $10.644       4,455
                                 2009       $10.644      $13.179       3,554
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.740           0
                                 2003       $10.740      $13.354       9,598
                                 2004       $13.354      $14.505      12,246
                                 2005       $14.505      $14.694      14,467
                                 2006       $14.694      $15.959      12,966
                                 2007       $15.959      $16.118      11,207
                                 2008       $16.118      $11.709       7,789
                                 2009       $11.709      $17.279       5,970
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.184         486
                                 2003       $10.184      $10.449      14,322
                                 2004       $10.449      $10.723      15,953
                                 2005       $10.723      $10.785      14,705
                                 2006       $10.785      $11.077      15,486
                                 2007       $11.077      $11.452      12,376
                                 2008       $11.452      $ 8.560       7,990
                                 2009       $ 8.560      $12.336       5,615

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.603         243
                                 2003       $10.603      $13.391      10,052
                                 2004       $13.391      $15.289      10,322
                                 2005       $15.289      $16.856      13,348
                                 2006       $16.856      $21.155      12,860
                                 2007       $21.155      $22.524      13,388
                                 2008       $22.524      $12.404       7,535
                                 2009       $12.404      $15.191       8,155
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.406         283
                                 2003       $10.406      $13.000       8,406
                                 2004       $13.000      $14.389       9,042
                                 2005       $14.389      $15.384       7,358
                                 2006       $15.384      $17.223       9,379
                                 2007       $17.223      $16.048       7,012
                                 2008       $16.048      $ 9.532       6,679
                                 2009       $ 9.532      $12.253       6,239
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.984           0
                                 2003       $ 9.984      $ 9.859         702
                                 2004       $ 9.859      $ 9.752       1,275
                                 2005       $ 9.752      $ 9.825       8,111
                                 2006       $ 9.825      $10.079       3,396
                                 2007       $10.079      $10.376       8,026
                                 2008       $10.376      $10.457       2,213
                                 2009       $10.457      $10.297       1,970
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.378         176
                                 2003       $10.378      $13.505       5,370
                                 2004       $13.505      $14.638       5,271
                                 2005       $14.638      $15.823       5,153
                                 2006       $15.823      $16.879       4,431
                                 2007       $16.879      $17.535       3,735
                                 2008       $17.535      $10.554       1,871
                                 2009       $10.554      $13.703       1,758
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.203       8,003
                                 2003       $11.203      $14.583      15,054
                                 2004       $14.583      $16.540      14,139
                                 2005       $16.540      $17.211      16,394
                                 2006       $17.211      $19.621      11,460
                                 2007       $19.621      $18.335       7,229
                                 2008       $18.335      $ 9.952       7,658
                                 2009       $ 9.952      $ 9.369           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.641           0
                                 2003       $10.641      $13.104       2,544
                                 2004       $13.104      $13.850       2,129
                                 2005       $13.850      $14.291       1,023
                                 2006       $14.291      $15.632       1,065
                                 2007       $15.632      $15.444       1,053
                                 2008       $15.444      $ 9.326       1,287
                                 2009       $ 9.326      $12.205       1,098
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.514         262
                                 2003       $10.514      $12.091      14,321
                                 2004       $12.091      $12.856      14,654
                                 2005       $12.856      $13.138      14,724
                                 2006       $13.138      $14.449      14,382
                                 2007       $14.449      $14.332       8,648
                                 2008       $14.332      $ 8.347       6,913
                                 2009       $ 8.347      $10.304       6,976
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.469          34
                                 2003       $11.469      $14.067         339
                                 2004       $14.067      $16.807         296
                                 2005       $16.807      $17.932         256
                                 2006       $17.932      $22.384         219
                                 2007       $22.384      $26.379         187
                                 2008       $26.379      $18.017           0
                                 2009       $18.017      $19.006           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.371         627
                                 2003       $10.371      $13.571       7,681
                                 2004       $13.571      $15.816      10,807
                                 2005       $15.816      $17.429       5,734
                                 2006       $17.429      $18.061       6,858
                                 2007       $18.061      $18.421       5,537
                                 2008       $18.421      $ 9.856       5,857
                                 2009       $ 9.856      $13.437       5,869
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.108         459
                                 2003       $10.108      $12.046      20,952
                                 2004       $12.046      $12.804      22,622
                                 2005       $12.804      $13.298      15,657
                                 2006       $13.298      $13.777      10,940
                                 2007       $13.777      $14.284       9,181
                                 2008       $14.284      $ 8.837       6,739
                                 2009       $ 8.837      $14.232       5,792

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.119         486
                                 2005       $11.119      $12.140       2,724
                                 2006       $12.140      $12.516         450
                                 2007       $12.516      $14.462         404
                                 2008       $14.462      $ 7.555         402
                                 2009       $ 7.555      $11.608         399
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.332         890
                                 2005       $11.332      $11.593       8,570
                                 2006       $11.593      $13.219      10,921
                                 2007       $13.219      $12.686       7,430
                                 2008       $12.686      $ 8.002       6,359
                                 2009       $ 8.002      $10.097       6,093
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.652           0
                                 2003       $10.652      $13.363      11,979
                                 2004       $13.363      $14.985      14,234
                                 2005       $14.985      $16.156      11,498
                                 2006       $16.156      $18.412      10,462
                                 2007       $18.412      $18.546      10,265
                                 2008       $18.546      $12.353       9,269
                                 2009       $12.353      $15.065       7,619
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.880         553
                                 2005       $ 9.880      $ 9.944       1,586
                                 2006       $ 9.944      $10.179         645
                                 2007       $10.179      $10.447       8,813
                                 2008       $10.447      $10.449         411
                                 2009       $10.449      $10.274           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.409           0
                                 2003       $ 9.409      $11.745       1,027
                                 2004       $11.745      $12.323       1,239
                                 2005       $12.323      $13.034       2,898
                                 2006       $13.034      $13.144       2,623
                                 2007       $13.144      $15.064       3,219
                                 2008       $15.064      $ 7.532       2,688
                                 2009       $ 7.532      $12.258       2,246

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.058           0
                                 2003       $11.058      $13.883       2,294
                                 2004       $13.883      $15.016       2,869
                                 2005       $15.016      $16.546       5,310
                                 2006       $16.546      $18.016       5,275
                                 2007       $18.016      $18.832       5,122
                                 2008       $18.832      $15.733       3,584
                                 2009       $15.733      $20.114       3,094
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.956           0
                                 2005       $10.956      $11.560           0
                                 2006       $11.560      $12.788           0
                                 2007       $12.788      $12.987           0
                                 2008       $12.987      $ 9.866           0
                                 2009       $ 9.866      $11.875         908
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.752       8,359
                                 2005       $10.752      $12.226       3,719
                                 2006       $12.226      $12.507       3,779
                                 2007       $12.507      $14.980       3,220
                                 2008       $14.980      $ 7.479       3,707
                                 2009       $ 7.479      $12.166       2,771
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.727           0
                                 2005       $10.727      $12.172           0
                                 2006       $12.172      $12.417           0
                                 2007       $12.417      $14.843           0
                                 2008       $14.843      $ 7.387       1,361
                                 2009       $ 7.387      $11.987           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.081         601
                                 2005       $11.081      $12.192       5,279
                                 2006       $12.192      $14.558       5,032
                                 2007       $14.558      $15.702       4,947
                                 2008       $15.702      $10.964       4,111
                                 2009       $10.964      $13.958       3,909
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.823         760
                                 2007       $ 9.823      $11.833       2,466
                                 2008       $11.833      $ 6.184       2,338
                                 2009       $ 6.184      $ 9.562       1,500

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.575         644
                                 2004       $13.575      $15.872       1,004
                                 2005       $15.872      $17.606       1,580
                                 2006       $17.606      $19.348           0
                                 2007       $19.348      $19.572         674
                                 2008       $19.572      $11.455       1,205
                                 2009       $11.455      $16.506         957
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.295      29,767
                                 2005       $11.295      $12.465      21,407
                                 2006       $12.465      $14.784       8,829
                                 2007       $14.784      $15.665       7,584
                                 2008       $15.665      $ 9.037       7,194
                                 2009       $ 9.037      $12.361       5,760
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.288           0
                                 2005       $11.288      $12.440         701
                                 2006       $12.440      $14.745         379
                                 2007       $14.745      $15.609         436
                                 2008       $15.609      $ 8.984         401
                                 2009       $ 8.984      $12.285         125
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.700           0
                                 2003       $10.700      $14.520      11,035
                                 2004       $14.520      $19.414      12,261
                                 2005       $19.414      $22.273      11,952
                                 2006       $22.273      $30.131       9,861
                                 2007       $30.131      $24.490       8,784
                                 2008       $24.490      $14.906       8,858
                                 2009       $14.906      $18.819       8,953
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.643       7,510



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.6



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.256      41,129
                                 2007       $10.256      $11.814      56,756
                                 2008       $11.814      $ 6.649      38,815
                                 2009       $ 6.649      $ 8.846      35,499
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.447           0
                                 2007       $10.447      $11.123           0
                                 2008       $11.123      $ 8.175      90,108
                                 2009       $ 8.175      $ 9.952      38,481
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.477           0
                                 2007       $10.477      $11.314           0
                                 2008       $11.314      $ 7.467      48,645
                                 2009       $ 7.467      $ 9.426      83,260
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.486           0
                                 2007       $10.486      $11.438           0
                                 2008       $11.438      $ 6.945           0
                                 2009       $ 6.945      $ 8.948           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.338           0
                                 2007       $10.338      $10.753         391
                                 2008       $10.753      $ 9.430         388
                                 2009       $ 9.430      $10.617       1,718
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.733       3,262

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.733      $11.690        1,554
                                 2008       $11.690      $ 6.340        1,532
                                 2009       $ 6.340      $ 8.993            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.809        3,551
                                 2007       $10.809      $11.165        3,805
                                 2008       $11.165      $ 6.890        8,072
                                 2009       $ 6.890      $ 8.547        4,323
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.865        6,534
                                 2007       $ 9.865      $11.173       35,824
                                 2008       $11.173      $ 6.627       27,233
                                 2009       $ 6.627      $ 9.096       26,165
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.713      $13.396       22,659
                                 2004       $13.396      $14.553       49,622
                                 2005       $14.553      $14.795       64,791
                                 2006       $14.795      $16.966       72,987
                                 2007       $16.966      $16.043       72,635
                                 2008       $16.043      $10.218       19,931
                                 2009       $10.218      $12.700       50,427
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.225       10,514
                                 2005       $11.225      $11.202       76,283
                                 2006       $11.202      $13.008      150,067
                                 2007       $13.008      $13.254      186,731
                                 2008       $13.254      $ 9.156      138,570
                                 2009       $ 9.156      $12.194      125,396
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.520        4,578
                                 2005       $10.520      $10.442       25,082
                                 2006       $10.442      $11.373       76,670
                                 2007       $11.373      $11.864      106,390
                                 2008       $11.864      $ 7.628       90,397
                                 2009       $ 7.628      $ 9.719       80,614
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.837      $15.549            0
                                 2004       $15.549      $17.023            0
                                 2005       $17.023      $17.520            0
                                 2006       $17.520      $18.703            0
                                 2007       $18.703      $20.431            0
                                 2008       $20.431      $11.538            0
                                 2009       $11.538      $16.269            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.054      $14.567       19,781
                                 2004       $14.567      $17.704       18,540
                                 2005       $17.704      $18.912       26,799
                                 2006       $18.912      $21.729       31,974
                                 2007       $21.729      $20.830       33,599
                                 2008       $20.830      $13.702       30,454
                                 2009       $13.702      $17.380       25,589
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.239        6,539
                                 2005       $10.239      $10.298        9,849
                                 2006       $10.298      $10.520       18,218
                                 2007       $10.520      $11.014       19,783
                                 2008       $11.014      $11.637       28,141
                                 2009       $11.637      $11.783       15,548
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.004       13,242
                                 2007       $11.004      $12.086       19,375
                                 2008       $12.086      $ 8.492       18,256
                                 2009       $ 8.492      $10.285       16,148
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.613      $12.690       22,322
                                 2004       $12.690      $14.038       52,477
                                 2005       $14.038      $15.242       80,765
                                 2006       $15.242      $17.722      104,767
                                 2007       $17.722      $18.009      104,328
                                 2008       $18.009      $11.123       79,085
                                 2009       $11.123      $13.769       68,414
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.691      $16.880        2,992
                                 2004       $16.880      $20.674        7,221
                                 2005       $20.674      $25.875        8,226
                                 2006       $25.875      $32.551        9,885
                                 2007       $32.551      $41.167        8,658
                                 2008       $41.167      $19.120        8,622
                                 2009       $19.120      $32.410        6,934
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.391      $13.603        8,491
                                 2004       $13.603      $15.835       13,035
                                 2005       $15.835      $17.133       42,067
                                 2006       $17.133      $20.436       72,138
                                 2007       $20.436      $23.171       88,482
                                 2008       $23.171      $13.567       69,968
                                 2009       $13.567      $18.260       61,077

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.599      $12.892           0
                                 2004       $12.892      $14.528           0
                                 2005       $14.528      $13.829           0
                                 2006       $13.829      $15.317           0
                                 2007       $15.317      $16.696           0
                                 2008       $16.696      $17.415           0
                                 2009       $17.415      $20.299           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.906       1,419
                                 2005       $10.906      $11.456      25,284
                                 2006       $11.456      $12.899      38,672
                                 2007       $12.899      $13.519      33,280
                                 2008       $13.519      $ 9.470      30,671
                                 2009       $ 9.470      $11.716      32,642
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.357         204
                                 2005       $10.357      $10.305      16,858
                                 2006       $10.305      $11.066      49,264
                                 2007       $11.066      $11.539      63,557
                                 2008       $11.539      $ 9.345      49,634
                                 2009       $ 9.345      $12.327      43,608
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.891       2,988
                                 2005       $10.891      $11.043      26,698
                                 2006       $11.043      $12.720      41,503
                                 2007       $12.720      $12.920      56,434
                                 2008       $12.920      $ 8.067      50,118
                                 2009       $ 8.067      $ 9.420      40,700
Lord Abbett Series Fund -
  Growth Opportunities
  Portfolio
                                 2004       $10.000      $11.139           0
                                 2005       $11.139      $11.446       6,032
                                 2006       $11.446      $12.129      19,086
                                 2007       $12.129      $14.445      25,020
                                 2008       $14.445      $ 8.761      19,580
                                 2009       $ 8.761      $12.523      16,526
Lord Abbett Series Fund -
  Mid-Cap Value Portfolio
                                 2004       $10.000      $11.122       3,778
                                 2005       $11.122      $11.821      41,040
                                 2006       $11.821      $13.030      64,130

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.030      $12.870       56,540
                                 2008       $12.870      $ 7.665       36,742
                                 2009       $ 7.665      $ 9.531       35,601
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.119      $13.099        6,384
                                 2004       $13.099      $14.124       21,613
                                 2005       $14.124      $14.382       26,266
                                 2006       $14.382      $15.659       27,247
                                 2007       $15.659      $15.913       27,031
                                 2008       $15.913      $ 8.812       23,600
                                 2009       $ 8.812      $10.523       19,654
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.100      $10.105            0
                                 2005       $10.105      $10.156       12,903
                                 2006       $10.156      $10.467       60,863
                                 2007       $10.467      $10.699      105,695
                                 2008       $10.699      $ 6.402      101,674
                                 2009       $ 6.402      $ 6.856       99,831
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.281       26,077
                                 2004       $12.281      $12.859       51,210
                                 2005       $12.859      $13.244       68,524
                                 2006       $13.244      $14.006       78,238
                                 2007       $14.006      $15.661       75,943
                                 2008       $15.661      $ 8.357       76,502
                                 2009       $ 8.357      $11.831       71,980
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.093      $14.239        4,988
                                 2004       $14.239      $16.624       13,602
                                 2005       $16.624      $18.623       13,310
                                 2006       $18.623      $21.467       14,429
                                 2007       $21.467      $22.363       13,714
                                 2008       $22.363      $13.104       12,974
                                 2009       $13.104      $17.935        9,868
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.744      $12.962       13,984
                                 2004       $12.962      $13.842       27,226
                                 2005       $13.842      $13.868       27,038
                                 2006       $13.868      $14.877       28,012
                                 2007       $14.877      $14.540       28,707
                                 2008       $14.540      $ 3.060       29,658
                                 2009       $ 3.060      $ 3.785       33,203

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.474      $12.638       18,585
                                 2004       $12.638      $13.547       32,901
                                 2005       $13.547      $14.069       55,920
                                 2006       $14.069      $15.857       81,275
                                 2007       $15.857      $16.219       89,430
                                 2008       $16.219      $ 9.775       81,520
                                 2009       $ 9.775      $12.288       71,296
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.725      $14.668        5,831
                                 2004       $14.725      $17.169       13,951
                                 2005       $17.169      $18.501       17,121
                                 2006       $18.501      $20.834       23,077
                                 2007       $20.834      $20.174       22,335
                                 2008       $20.174      $12.283       19,330
                                 2009       $12.283      $16.512       17,130
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.351      $12.394        8,021
                                 2004       $12.394      $14.538       14,052
                                 2005       $14.538      $15.990       13,588
                                 2006       $15.990      $16.129       11,575
                                 2007       $16.129      $16.795       11,497
                                 2008       $16.795      $ 8.377       10,729
                                 2009       $ 8.377      $10.881        8,233
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.258      $12.141       28,846
                                 2004       $12.141      $12.929       76,619
                                 2005       $12.929      $13.013      111,687
                                 2006       $13.013      $13.706      128,135
                                 2007       $13.706      $14.745      131,509
                                 2008       $14.745      $12.383      108,046
                                 2009       $12.383      $14.400       98,302
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.762      $12.437        6,340
                                 2004       $12.437      $13.327        8,003
                                 2005       $13.327      $14.001        8,612
                                 2006       $14.001      $15.519        8,814
                                 2007       $15.519      $15.688        8,940
                                 2008       $15.688      $10.273        5,685
                                 2009       $10.273      $13.641        3,976
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.004      $13.509       34,138
                                 2004       $13.509      $14.742       56,271
                                 2005       $14.742      $15.236       57,293
                                 2006       $15.236      $17.345       50,284
                                 2007       $17.345      $16.004       40,243
                                 2008       $16.004      $ 9.635       31,290
                                 2009       $ 9.635      $12.283       25,558

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.244      $11.306        6,953
                                 2004       $11.306      $11.895        4,382
                                 2005       $11.895      $13.225        3,735
                                 2006       $13.225      $13.351        3,689
                                 2007       $13.351      $13.032        3,727
                                 2008       $13.032      $10.614        2,261
                                 2009       $10.614      $13.134        2,152
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.877      $13.349        9,981
                                 2004       $13.349      $14.492       32,681
                                 2005       $14.492      $14.674       35,563
                                 2006       $14.674      $15.929       37,081
                                 2007       $15.929      $16.080       34,169
                                 2008       $16.080      $11.675       28,074
                                 2009       $11.675      $17.220       22,912
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.367      $10.446       30,780
                                 2004       $10.446      $10.714       78,911
                                 2005       $10.714      $10.771      109,864
                                 2006       $10.771      $11.057      118,341
                                 2007       $11.057      $11.425      116,401
                                 2008       $11.425      $ 8.536       93,605
                                 2009       $ 8.536      $12.294       89,870
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.586      $13.386       12,136
                                 2004       $13.386      $15.276       13,033
                                 2005       $15.276      $16.833       17,862
                                 2006       $16.833      $21.116       27,896
                                 2007       $21.116      $22.471       35,123
                                 2008       $22.471      $12.369       25,991
                                 2009       $12.369      $15.139       23,107
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.703      $12.996        5,204
                                 2004       $12.996      $14.376       11,083
                                 2005       $14.376      $15.363       19,668
                                 2006       $15.363      $17.191       22,899
                                 2007       $17.191      $16.010       16,377
                                 2008       $16.010      $ 9.505       11,082
                                 2009       $ 9.505      $12.212        9,289

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.947      $ 9.856       47,037
                                 2004       $ 9.856      $ 9.743       38,360
                                 2005       $ 9.743      $ 9.812       68,390
                                 2006       $ 9.812      $10.060       93,071
                                 2007       $10.060      $10.351       97,977
                                 2008       $10.351      $10.427      109,744
                                 2009       $10.427      $10.262      143,697
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.990      $13.500       11,085
                                 2004       $13.500      $14.625       12,348
                                 2005       $14.625      $15.801       11,870
                                 2006       $15.801      $16.847       11,363
                                 2007       $16.847      $17.494        9,298
                                 2008       $17.494      $10.523        6,394
                                 2009       $10.523      $13.656        5,875
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.332      $14.578        6,002
                                 2004       $14.578      $16.526       16,475
                                 2005       $16.526      $17.188       26,642
                                 2006       $17.188      $19.584       43,536
                                 2007       $19.584      $18.292       48,573
                                 2008       $18.292      $ 9.923       39,640
                                 2009       $ 9.923      $ 9.341            0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.852      $13.100        6,830
                                 2004       $13.100      $13.838       13,312
                                 2005       $13.838      $14.272       12,914
                                 2006       $14.272      $15.603       12,199
                                 2007       $15.603      $15.408        6,663
                                 2008       $15.408      $ 9.299        5,919
                                 2009       $ 9.299      $12.163        5,296
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.693      $12.087       14,889
                                 2004       $12.087      $12.845       31,612
                                 2005       $12.845      $13.120       40,261
                                 2006       $13.120      $14.422       40,731
                                 2007       $14.422      $14.298       31,281
                                 2008       $14.298      $ 8.323       19,259
                                 2009       $ 8.323      $10.269       17,292
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.658      $14.062          892
                                 2004       $14.062      $16.793        2,390

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.793      $17.908       2,244
                                 2006       $17.908      $22.343       2,055
                                 2007       $22.343      $26.317       1,860
                                 2008       $26.317      $17.965         901
                                 2009       $17.965      $18.941         895
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.809      $13.566       9,308
                                 2004       $13.566      $15.802       6,836
                                 2005       $15.802      $17.406       5,574
                                 2006       $17.406      $18.027       5,633
                                 2007       $18.027      $18.377       6,117
                                 2008       $18.377      $ 9.828       4,204
                                 2009       $ 9.828      $13.392       3,271
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.589      $12.402      33,995
                                 2004       $12.402      $12.793      54,462
                                 2005       $12.793      $13.280      51,893
                                 2006       $13.280      $13.752      53,307
                                 2007       $13.752      $14.250      39,814
                                 2008       $14.250      $ 8.812      27,456
                                 2009       $ 8.812      $14.184      19,703
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.115       1,804
                                 2005       $11.115      $12.129       1,852
                                 2006       $12.129      $12.499       1,850
                                 2007       $12.499      $14.435       1,853
                                 2008       $14.435      $ 7.537         165
                                 2009       $ 7.537      $11.574         154
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.328       8,237
                                 2005       $11.328      $11.583      41,888
                                 2006       $11.583      $13.202      62,460
                                 2007       $13.202      $12.662      68,349
                                 2008       $12.662      $ 7.983      57,712
                                 2009       $ 7.983      $10.067      49,686
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.790      $13.359      15,649
                                 2004       $13.359      $14.972      29,135
                                 2005       $14.972      $16.134      36,034
                                 2006       $16.134      $18.377      37,917
                                 2007       $18.377      $18.502      37,172
                                 2008       $18.502      $12.318      31,373
                                 2009       $12.318      $15.014      28,591

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.875      11,572
                                 2005       $ 9.875      $ 9.934      19,709
                                 2006       $ 9.934      $10.164      25,930
                                 2007       $10.164      $10.426      24,341
                                 2008       $10.426      $10.422      17,318
                                 2009       $10.422      $10.243           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.939      $11.741       2,786
                                 2004       $11.741      $12.313       8,198
                                 2005       $12.313      $13.017      17,495
                                 2006       $13.017      $13.120      17,867
                                 2007       $13.120      $15.028      16,541
                                 2008       $15.028      $ 7.510      14,826
                                 2009       $ 7.510      $12.217      12,224
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.302      $13.878           2
                                 2004       $13.302      $15.003       7,215
                                 2005       $15.003      $16.524       9,317
                                 2006       $16.524      $17.982      10,673
                                 2007       $17.982      $18.788      11,293
                                 2008       $18.788      $15.687       8,216
                                 2009       $15.687      $20.046       7,287
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.952       3,512
                                 2005       $10.952      $11.550      39,628
                                 2006       $11.550      $12.771      81,319
                                 2007       $12.771      $12.962      81,953
                                 2008       $12.962      $ 9.843      57,095
                                 2009       $ 9.843      $11.841      51,193
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.749       9,098
                                 2005       $10.749      $12.215       6,916
                                 2006       $12.215      $12.490       5,593
                                 2007       $12.490      $14.952       4,673
                                 2008       $14.952      $ 7.461       4,403
                                 2009       $ 7.461      $12.131       5,652
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.723       4,029
                                 2005       $10.723      $12.162       8,776
                                 2006       $12.162      $12.400      13,030
                                 2007       $12.400      $14.815      11,456
                                 2008       $14.815      $ 7.370      11,248
                                 2009       $ 7.370      $11.953      10,019

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.075       6,978
                                 2005       $11.075      $12.180      35,726
                                 2006       $12.180      $14.536      52,186
                                 2007       $14.536      $15.670      53,631
                                 2008       $15.670      $10.936      36,881
                                 2009       $10.936      $13.915      32,203
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.820      29,152
                                 2007       $ 9.820      $11.823      42,048
                                 2008       $11.823      $ 6.175      40,474
                                 2009       $ 6.175      $ 9.544      30,535
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.575         644
                                 2004       $13.575      $15.858       2,738
                                 2005       $15.858      $17.582       2,825
                                 2006       $17.582      $19.312       3,145
                                 2007       $19.312      $19.526       3,275
                                 2008       $19.526      $11.422       2,325
                                 2009       $11.422      $16.450       2,296
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.291      20,717
                                 2005       $11.291      $12.455      18,465
                                 2006       $12.455      $14.764      15,333
                                 2007       $14.764      $15.636      15,049
                                 2008       $15.636      $ 9.015      10,604
                                 2009       $ 9.015      $12.325       8,747
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.284       6,889
                                 2005       $11.284      $12.429       8,802
                                 2006       $12.429      $14.725      16,780
                                 2007       $14.725      $15.580      23,116
                                 2008       $15.580      $ 8.963      22,044
                                 2009       $ 8.963      $12.250      17,415
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.392      $14.515      11,406
                                 2004       $14.515      $19.397      17,660
                                 2005       $19.397      $22.243      18,557
                                 2006       $22.243      $30.075      15,510
                                 2007       $30.075      $24.432      20,340
                                 2008       $24.432      $14.863      19,708

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.863      $18.755      16,449
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.600      34,657



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.65



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.252          0
                                 2007       $10.252      $11.804        297
                                 2008       $11.804      $ 6.640        658
                                 2009       $ 6.640      $ 8.830        339
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.444          0
                                 2007       $10.444      $11.114          0
                                 2008       $11.114      $ 8.164          0
                                 2009       $ 8.164      $ 9.933          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.473          0
                                 2007       $10.473      $11.304          0
                                 2008       $11.304      $ 7.456          0
                                 2009       $ 7.456      $ 9.409          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.482          0
                                 2007       $10.482      $11.428          0
                                 2008       $11.428      $ 6.936          0
                                 2009       $ 6.936      $ 8.931          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.335          0
                                 2007       $10.335      $10.743          0
                                 2008       $10.743      $ 9.417          0
                                 2009       $ 9.417      $10.597          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.729           0
                                 2007       $ 9.729      $11.680           0
                                 2008       $11.680      $ 6.332           0
                                 2009       $ 6.332      $ 8.976           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.805           0
                                 2007       $10.805      $11.155           0
                                 2008       $11.155      $ 6.881           0
                                 2009       $ 6.881      $ 8.531           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.862           0
                                 2007       $ 9.862      $11.164           0
                                 2008       $11.164      $ 6.618           0
                                 2009       $ 6.618      $ 9.079           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.847           0
                                 2003       $10.847      $13.384         329
                                 2004       $13.384      $14.532         410
                                 2005       $14.532      $14.767         434
                                 2006       $14.767      $16.925         436
                                 2007       $16.925      $15.996         125
                                 2008       $15.996      $10.183         133
                                 2009       $10.183      $12.650          11
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.221           0
                                 2005       $11.221      $11.192           0
                                 2006       $11.192      $12.991           0
                                 2007       $12.991      $13.229         711
                                 2008       $13.229      $ 9.135       1,047
                                 2009       $ 9.135      $12.158         684
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.519           0
                                 2005       $10.519      $10.435         689
                                 2006       $10.435      $11.360         540
                                 2007       $11.360      $11.844         257
                                 2008       $11.844      $ 7.612           0
                                 2009       $ 7.612      $ 9.693           0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.531           0
                                 2003       $11.531      $15.535           0
                                 2004       $15.535      $16.999           0
                                 2005       $16.999      $17.486           0
                                 2006       $17.486      $18.658           0
                                 2007       $18.658      $20.371           0
                                 2008       $20.371      $11.498           0
                                 2009       $11.498      $16.205           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.222           0
                                 2003       $11.222      $14.554       1,473
                                 2004       $14.554      $17.679         760
                                 2005       $17.679      $18.876         879
                                 2006       $18.876      $21.676         801
                                 2007       $21.676      $20.769         741
                                 2008       $20.769      $13.655          92
                                 2009       $13.655      $17.312           8
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.235           0
                                 2005       $10.235      $10.289           0
                                 2006       $10.289      $10.506           0
                                 2007       $10.506      $10.993           0
                                 2008       $10.993      $11.610           0
                                 2009       $11.610      $11.749           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.000           0
                                 2007       $11.000      $12.076           0
                                 2008       $12.076      $ 8.480           0
                                 2009       $ 8.480      $10.265           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.321         360
                                 2003       $10.321      $12.679       2,416
                                 2004       $12.679      $14.018       1,489
                                 2005       $14.018      $15.213       1,489
                                 2006       $15.213      $17.679       1,423
                                 2007       $17.679      $17.956       1,392
                                 2008       $17.956      $11.085         671
                                 2009       $11.085      $13.715         563
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.229           0
                                 2003       $11.229      $16.865           0
                                 2004       $16.865      $20.645           0
                                 2005       $20.645      $25.825           0
                                 2006       $25.825      $32.472           0
                                 2007       $32.472      $41.046           0
                                 2008       $41.046      $19.055           0
                                 2009       $19.055      $32.282           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.472          0
                                 2003       $10.472      $13.591        117
                                 2004       $13.591      $15.812        112
                                 2005       $15.812      $17.101        323
                                 2006       $17.101      $20.387        254
                                 2007       $20.387      $23.103        164
                                 2008       $23.103      $13.521        276
                                 2009       $13.521      $18.188          8
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.718          0
                                 2003       $10.718      $12.881          0
                                 2004       $12.881      $14.507          0
                                 2005       $14.507      $13.803          0
                                 2006       $13.803      $15.280          0
                                 2007       $15.280      $16.647          0
                                 2008       $16.647      $17.355          0
                                 2009       $17.355      $20.219          0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.905          0
                                 2005       $10.905      $11.449          0
                                 2006       $11.449      $12.884          0
                                 2007       $12.884      $13.496          0
                                 2008       $13.496      $ 9.449          0
                                 2009       $ 9.449      $11.685          0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.356          0
                                 2005       $10.356      $10.299        349
                                 2006       $10.299      $11.053        277
                                 2007       $11.053      $11.520        132
                                 2008       $11.520      $ 9.325        369
                                 2009       $ 9.325      $12.294          0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.889          0
                                 2005       $10.889      $11.036          0
                                 2006       $11.036      $12.705          0
                                 2007       $12.705      $12.899          0
                                 2008       $12.899      $ 8.050          0
                                 2009       $ 8.050      $ 9.395          0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.137          0
                                 2005       $11.137      $11.438          0
                                 2006       $11.438      $12.115          0
                                 2007       $12.115      $14.421          0
                                 2008       $14.421      $ 8.742          0
                                 2009       $ 8.742      $12.490          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.120           0
                                 2005       $11.120      $11.814         304
                                 2006       $11.814      $13.015         236
                                 2007       $13.015      $12.849         118
                                 2008       $12.849      $ 7.648           0
                                 2009       $ 7.648      $ 9.506           0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.693           0
                                 2003       $10.693      $13.087       1,939
                                 2004       $13.087      $14.150       1,532
                                 2005       $14.105      $14.354       1,589
                                 2006       $14.354      $15.621       1,663
                                 2007       $15.621      $15.866       1,003
                                 2008       $15.866      $ 8.781         145
                                 2009       $ 8.781      $10.481          15
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.104           0
                                 2005       $10.104      $10.150           0
                                 2006       $10.150      $10.455           0
                                 2007       $10.455      $10.681           0
                                 2008       $10.681      $ 6.388           0
                                 2009       $ 6.388      $ 6.838           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.277         143
                                 2004       $12.277      $12.848         148
                                 2005       $12.848      $13.226         431
                                 2006       $13.226      $13.980         389
                                 2007       $13.980      $15.623         262
                                 2008       $15.623      $ 8.333         153
                                 2009       $ 8.333      $11.791          14
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.145           0
                                 2003       $10.145      $14.227           0
                                 2004       $14.227      $16.601           0
                                 2005       $16.601      $18.588           0
                                 2006       $18.588      $21.415           0
                                 2007       $21.415      $22.297           0
                                 2008       $22.297      $13.059           0
                                 2009       $13.059      $17.864           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.658           0
                                 2003       $10.658      $12.951           0
                                 2004       $12.951      $13.823           0
                                 2005       $13.823      $13.841           0
                                 2006       $13.841      $14.841           0
                                 2007       $14.841      $14.498         207
                                 2008       $14.498      $ 3.049         232
                                 2009       $ 3.049      $ 3.770         684
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.174         361
                                 2003       $10.174      $12.627         354
                                 2004       $12.627      $13.528         363
                                 2005       $13.528      $14.042       1,135
                                 2006       $14.042      $15.819         958
                                 2007       $15.819      $16.171         651
                                 2008       $16.171      $ 9.742         409
                                 2009       $ 9.742      $12.240         393
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.350           0
                                 2003       $10.350      $14.655         126
                                 2004       $14.655      $17.145         124
                                 2005       $17.145      $18.465         310
                                 2006       $18.465      $20.784         262
                                 2007       $20.784      $20.115         189
                                 2008       $20.115      $12.241         115
                                 2009       $12.241      $16.447          10
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.057           0
                                 2003       $10.057      $12.384           0
                                 2004       $12.384      $14.518           0
                                 2005       $14.518      $15.959           0
                                 2006       $15.959      $16.090           0
                                 2007       $16.090      $16.745           0
                                 2008       $16.745      $ 8.348           0
                                 2009       $ 8.348      $10.838           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.548         177
                                 2003       $10.548      $12.130       1,026
                                 2004       $12.130      $12.911       1,069
                                 2005       $12.911      $12.989       1,562
                                 2006       $12.989      $13.673       1,507
                                 2007       $13.673      $14.702       1,580
                                 2008       $14.702      $12.341       1,064
                                 2009       $12.341      $14.344         666

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.384           0
                                 2003       $10.384      $12.425           0
                                 2004       $12.384      $13.308           0
                                 2005       $13.308      $13.975           0
                                 2006       $13.975      $15.482           0
                                 2007       $15.482      $15.642           0
                                 2008       $15.642      $10.238           0
                                 2009       $10.238      $13.587           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.794           0
                                 2003       $10.794      $13.497       1,883
                                 2004       $13.497      $14.721         886
                                 2005       $14.721      $15.207         826
                                 2006       $15.207      $17.303         814
                                 2007       $17.303      $15.957         830
                                 2008       $15.957      $ 9.602           0
                                 2009       $ 9.602      $12.235           0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.720           0
                                 2003       $ 9.720      $11.296           0
                                 2004       $11.296      $11.878           0
                                 2005       $11.878      $13.199           0
                                 2006       $13.199      $13.319           0
                                 2007       $13.319      $12.994           0
                                 2008       $12.994      $10.577           0
                                 2009       $10.577      $13.082           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.737           0
                                 2003       $10.737      $13.337           0
                                 2004       $13.337      $14.472           0
                                 2005       $14.472      $14.646           0
                                 2006       $14.646      $15.891           0
                                 2007       $15.891      $16.032           0
                                 2008       $16.032      $11.635           0
                                 2009       $11.635      $17.152           0
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.182           0
                                 2003       $10.182      $10.436       1,771
                                 2004       $10.436      $10.699         641
                                 2005       $10.699      $10.750       1,216
                                 2006       $10.750      $11.030       1,136
                                 2007       $11.030      $11.391         871
                                 2008       $11.391      $ 8.506           0
                                 2009       $ 8.506      $12.246           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.601          0
                                 2003       $10.601      $13.374        432
                                 2004       $13.374      $15.524        363
                                 2005       $15.254      $16.801        315
                                 2006       $16.801      $21.065        287
                                 2007       $21.065      $22.405        252
                                 2008       $22.405      $12.326         94
                                 2009       $12.326      $15.080          9
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.404          0
                                 2003       $10.404      $12.984        935
                                 2004       $12.984      $14.356          0
                                 2005       $14.356      $15.334          0
                                 2006       $15.334      $17.150          0
                                 2007       $17.150      $15.963          0
                                 2008       $15.963      $ 9.472          0
                                 2009       $ 9.472      $12.164          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.981        186
                                 2003       $ 9.981      $ 9.847        227
                                 2004       $ 9.847      $ 9.730        251
                                 2005       $ 9.730      $ 9.793        999
                                 2006       $ 9.793      $10.036        910
                                 2007       $10.036      $10.321        585
                                 2008       $10.321      $10.392        183
                                 2009       $10.392      $10.221        239
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.375          0
                                 2003       $10.375      $13.488        496
                                 2004       $13.488      $14.605        524
                                 2005       $14.605      $15.771        510
                                 2006       $15.771      $16.807        519
                                 2007       $16.807      $17.442        509
                                 2008       $17.442      $10.487          0
                                 2009       $10.487      $13.603          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.200          0
                                 2003       $11.200      $14.565        125
                                 2004       $14.565      $16.503        120
                                 2005       $16.503      $17.155        331
                                 2006       $17.155      $19.537        279
                                 2007       $19.537      $18.238        206
                                 2008       $18.238      $ 9.889        146
                                 2009       $ 9.889      $ 9.308          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.639           0
                                 2003       $10.639      $13.088           0
                                 2004       $13.088      $13.818           0
                                 2005       $13.818      $14.245           0
                                 2006       $14.245      $15.565           0
                                 2007       $15.565      $15.363           0
                                 2008       $15.363      $ 9.267           0
                                 2009       $ 9.267      $12.115           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.511         352
                                 2003       $10.511      $12.076         371
                                 2004       $12.076      $12.827         382
                                 2005       $12.827      $13.095         395
                                 2006       $13.095      $14.387         414
                                 2007       $14.387      $14.256         420
                                 2008       $14.256      $ 8.295         472
                                 2009       $ 8.295      $10.229         475
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.466           0
                                 2003       $11.466      $14.049           0
                                 2004       $14.049      $16.770           0
                                 2005       $16.770      $17.874           0
                                 2006       $17.874      $22.289           0
                                 2007       $22.289      $26.240           0
                                 2008       $26.240      $17.903           0
                                 2009       $17.903      $18.867           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.369           0
                                 2003       $10.369      $13.554         299
                                 2004       $13.554      $15.780         237
                                 2005       $15.780      $17.373         189
                                 2006       $17.373      $17.983         174
                                 2007       $17.983      $18.323         183
                                 2008       $18.323      $ 9.794           0
                                 2009       $ 9.794      $13.339           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.106           0
                                 2003       $10.106      $12.391       1,298
                                 2004       $12.391      $12.775       1,351
                                 2005       $12.775      $13.254       1,348
                                 2006       $13.254      $13.718       1,405
                                 2007       $13.718      $14.208       1,177
                                 2008       $14.208      $ 8.782         169
                                 2009       $ 8.782      $14.128          12

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.111         183
                                 2005       $11.111      $12.119         175
                                 2006       $12.119      $12.482         185
                                 2007       $12.482      $14.408         180
                                 2008       $14.408      $ 7.519         169
                                 2009       $ 7.519      $11.541          15
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.324           0
                                 2005       $11.324      $11.573         311
                                 2006       $11.573      $13.184         233
                                 2007       $13.184      $12.638         120
                                 2008       $12.638      $ 7.964           0
                                 2009       $ 7.964      $10.038           0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.649           0
                                 2003       $10.649      $13.347         273
                                 2004       $13.347      $14.951         330
                                 2005       $14.951      $16.103         554
                                 2006       $16.103      $18.333         488
                                 2007       $18.333      $18.448         382
                                 2008       $18.448      $12.275         308
                                 2009       $12.275      $14.954         203
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.870           0
                                 2005       $ 9.870      $ 9.924           0
                                 2006       $ 9.924      $10.148           0
                                 2007       $10.148      $10.404           0
                                 2008       $10.404      $10.396           0
                                 2009       $10.396      $10.212           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.407           0
                                 2003       $ 9.407      $11.731       1,877
                                 2004       $11.731      $12.295       1,340
                                 2005       $12.295      $12.992       1,356
                                 2006       $12.992      $13.088       1,454
                                 2007       $13.088      $14.984       1,197
                                 2008       $14.984      $ 7.484           0
                                 2009       $ 7.484      $12.169           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.056         0
                                 2003       $10.056      $13.865         0
                                 2004       $13.865      $14.982         0
                                 2005       $14.982      $16.492         0
                                 2006       $16.492      $17.939         0
                                 2007       $17.939      $18.733         0
                                 2008       $18.733      $15.633         0
                                 2009       $15.633      $19.967         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.948         0
                                 2005       $10.948      $11.540         0
                                 2006       $11.540      $12.753         0
                                 2007       $12.753      $12.938         0
                                 2008       $12.938      $ 9.820         0
                                 2009       $ 9.820      $11.807         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.745         0
                                 2005       $10.745      $12.205         0
                                 2006       $12.205      $12.473         0
                                 2007       $12.473      $14.924         0
                                 2008       $14.924      $ 7.443         0
                                 2009       $ 7.443      $12.096         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.720         0
                                 2005       $10.720      $12.152         0
                                 2006       $12.152      $12.383         0
                                 2007       $12.383      $14.788         0
                                 2008       $14.788      $ 7.352         0
                                 2009       $ 7.352      $11.918         0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $11.069         0
                                 2005       $11.069      $12.168         0
                                 2006       $12.168      $14.514         0
                                 2007       $14.514      $15.638         0
                                 2008       $15.638      $10.908         0
                                 2009       $10.908      $13.873         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.816         0
                                 2007       $ 9.816      $11.813         0
                                 2008       $11.813      $ 6.167         0
                                 2009       $ 6.167      $ 9.526         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.570           0
                                 2004       $13.570      $15.845           0
                                 2005       $15.845      $17.558           0
                                 2006       $17.558      $19.276           0
                                 2007       $19.276      $19.480           0
                                 2008       $19.480      $11.389           0
                                 2009       $11.389      $16.394           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.287         352
                                 2005       $11.287      $12.444         341
                                 2006       $12.444      $14.744         323
                                 2007       $14.744      $15.607         191
                                 2008       $15.607      $ 8.994         224
                                 2009       $ 8.994      $12.290         196
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.281           0
                                 2005       $11.281      $12.419           0
                                 2006       $12.419      $14.705           0
                                 2007       $14.705      $15.551           0
                                 2008       $15.551      $ 8.942           0
                                 2009       $ 8.942      $12.214           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.697         174
                                 2003       $10.697      $14.502       1,296
                                 2004       $14.502      $19.370         637
                                 2005       $19.370      $22.200         576
                                 2006       $22.200      $30.002         484
                                 2007       $30.002      $24.361         543
                                 2008       $24.361      $14.812         230
                                 2009       $14.812      $18.681         137
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.550          13



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
                           (ANNUAL INCREASE) OPTION,
  BOTH ADDED PRIOR TO MAY 1, 2003 OR WITH THE ENHANCED BENEFICIARY PROTECTION
                           (ANNUAL INCREASE) OPTION
                         ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.7



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.249       5,948
                                 2007       $10.249      $11.794       7,000
                                 2008       $11.794      $ 6.631       6,884
                                 2009       $ 6.631      $ 8.813      11,904
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.440           0
                                 2007       $10.440      $11.104           0
                                 2008       $11.104      $ 8.152      53,663
                                 2009       $ 8.152      $ 9.914      49,758
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.470           0
                                 2007       $10.470      $11.295           0
                                 2008       $11.295      $ 7.446      15,766
                                 2009       $ 7.446      $ 9.391      15,322
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.479           0
                                 2007       $10.479      $11.419           0
                                 2008       $11.419      $ 6.926           0
                                 2009       $ 6.926      $ 8.914           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.331           0
                                 2007       $10.331      $10.734           0
                                 2008       $10.734      $ 9.404           0
                                 2009       $ 9.404      $10.577           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.726           0
                                 2007       $ 9.726      $11.670       1,995
                                 2008       $11.670      $ 6.323       2,425
                                 2009       $ 6.323      $ 8.960       2,398
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.802           0
                                 2007       $10.802      $11.145           0
                                 2008       $11.145      $ 6.871           0
                                 2009       $ 6.871      $ 8.515           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.858          77
                                 2007       $ 9.858      $11.154          72
                                 2008       $11.154      $ 6.609          71
                                 2009       $ 6.609      $ 9.062          67
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.846          32
                                 2003       $10.846      $13.376      36,844
                                 2004       $13.376      $14.516      26,930
                                 2005       $14.516      $14.743      27,974
                                 2006       $14.743      $16.889      23,031
                                 2007       $16.889      $15.954      22,473
                                 2008       $15.954      $10.151      18,552
                                 2009       $10.151      $12.604      13,504
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.217           0
                                 2005       $11.217      $11.183      33,207
                                 2006       $11.183      $12.973      45,329
                                 2007       $12.973      $13.205      45,766
                                 2008       $13.205      $ 9.113      27,141
                                 2009       $ 9.113      $12.123      24,267
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.517           0
                                 2005       $10.517      $10.428      54,190
                                 2006       $10.428      $11.347      66,905
                                 2007       $11.347      $11.825      11,112
                                 2008       $11.825      $ 7.595      11,658
                                 2009       $ 7.595      $ 9.667      11,628
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.530           0
                                 2003       $11.530      $15.526      13,159
                                 2004       $15.526      $16.980       4,549
                                 2005       $16.980      $17.458       4,714
                                 2006       $17.458      $18.618       4,532
                                 2007       $18.618      $20.317       4,506
                                 2008       $20.317      $11.462         197
                                 2009       $11.462      $16.145         193

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.220           0
                                 2003       $11.220      $14.545      12,422
                                 2004       $14.545      $17.659      16,972
                                 2005       $17.659      $18.845      17,022
                                 2006       $18.845      $21.630      16,741
                                 2007       $21.630      $20.714      15,167
                                 2008       $20.714      $13.612       8,846
                                 2009       $13.612      $17.248       7,158
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.232           0
                                 2005       $10.232      $10.280         209
                                 2006       $10.280      $10.492         220
                                 2007       $10.492      $10.972         210
                                 2008       $10.972      $11.582         148
                                 2009       $11.582      $11.715         179
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.996           0
                                 2007       $10.996      $12.065       2,786
                                 2008       $12.065      $ 8.469       1,014
                                 2009       $ 8.469      $10.246         983
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.320       1,334
                                 2003       $10.320      $12.671      26,147
                                 2004       $12.671      $14.002      26,690
                                 2005       $14.002      $15.188      28,806
                                 2006       $15.188      $17.641      34,838
                                 2007       $17.641      $17.908      33,586
                                 2008       $17.908      $11.050      19,795
                                 2009       $11.050      $13.665      16,890
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.228           0
                                 2003       $11.228      $16.854       1,488
                                 2004       $16.854      $20.622       5,267
                                 2005       $20.622      $25.783       5,089
                                 2006       $25.783      $32.403       5,372
                                 2007       $32.403      $40.938       5,384
                                 2008       $40.938      $18.994       2,917
                                 2009       $18.994      $32.163       2,498

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.471          34
                                 2003       $10.471      $13.582       4,752
                                 2004       $13.582      $15.795       4,679
                                 2005       $15.795      $17.073       7,159
                                 2006       $17.073      $20.343      11,119
                                 2007       $20.343      $23.042      12,563
                                 2008       $23.042      $13.478      10,451
                                 2009       $13.478      $18.121       9,766
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.716           0
                                 2003       $10.716      $12.873       4,177
                                 2004       $12.873      $14.491       4,345
                                 2005       $14.491      $13.780       4,329
                                 2006       $13.780      $15.247       4,310
                                 2007       $15.247      $16.603       4,290
                                 2008       $16.603      $17.300           0
                                 2009       $17.300      $20.145           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.904           0
                                 2005       $10.904      $11.442       8,063
                                 2006       $11.442      $12.870       2,162
                                 2007       $12.870      $13.474       1,662
                                 2008       $13.474      $ 9.429       1,052
                                 2009       $ 9.429      $11.654         377
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.355           0
                                 2005       $10.355      $10.292       3,049
                                 2006       $10.292      $11.040       5,803
                                 2007       $11.040      $11.501       6,502
                                 2008       $11.501      $ 9.305       7,086
                                 2009       $ 9.305      $12.261      10,904
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.888           0
                                 2005       $10.888      $11.029       8,718
                                 2006       $11.029      $12.691       8,713
                                 2007       $12.691      $12.878       6,350
                                 2008       $12.878      $ 8.032       5,966
                                 2009       $ 8.032      $ 9.370       3,981
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.136           0
                                 2005       $11.136      $11.431           0
                                 2006       $11.431      $12.101       1,083
                                 2007       $12.101      $14.398       4,172
                                 2008       $14.398      $ 8.723       5,242
                                 2009       $ 8.723      $12.456       5,412

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.119           0
                                 2005       $11.119      $11.806       6,004
                                 2006       $11.806      $13.001       8,764
                                 2007       $13.001      $12.828       6,299
                                 2008       $12.828      $ 7.632       4,887
                                 2009       $ 7.632      $ 9.480       4,198
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.692           0
                                 2003       $10.692      $13.079      11,312
                                 2004       $13.079      $14.089      12,882
                                 2005       $14.089      $14.331      12,665
                                 2006       $14.331      $15.587      12,405
                                 2007       $15.587      $15.824      11,945
                                 2008       $15.824      $ 8.754       3,391
                                 2009       $ 8.754      $10.443       3,398
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.102           0
                                 2005       $10.102      $10.143         212
                                 2006       $10.143      $10.443       3,656
                                 2007       $10.443      $10.663       7,169
                                 2008       $10.663      $ 6.374       7,527
                                 2009       $ 6.374      $ 6.819       9,639
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.273       2,652
                                 2004       $12.273      $10.837       6,822
                                 2005       $12.837      $13.208      12,885
                                 2006       $13.208      $13.954      13,005
                                 2007       $13.954      $15.586      11,488
                                 2008       $15.586      $ 8.309      19,097
                                 2009       $ 8.309      $11.751      14,027
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.144           0
                                 2003       $10.144      $14.218       8,938
                                 2004       $14.218      $16.582       9,732
                                 2005       $16.582      $18.558      11,622
                                 2006       $18.558      $21.369       9,492
                                 2007       $21.369      $22.238       8,220
                                 2008       $22.238      $13.018       2,809
                                 2009       $13.018      $17.798       2,804

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.657           0
                                 2003       $10.657      $12.943       3,401
                                 2004       $12.943      $13.807       5,394
                                 2005       $13.807      $13.818      11,364
                                 2006       $13.818      $14.809       5,495
                                 2007       $14.809      $14.459       5,408
                                 2008       $14.459      $ 3.039       9,008
                                 2009       $ 3.039      $ 3.756       4,869
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.173          34
                                 2003       $10.173      $12.619       8,901
                                 2004       $12.619      $13.513      12,366
                                 2005       $13.513      $14.019      19,880
                                 2006       $14.019      $15.785      21,262
                                 2007       $15.785      $16.128      20,386
                                 2008       $16.128      $ 9.711      15,911
                                 2009       $ 9.711      $12.195      14,039
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.349           0
                                 2003       $10.349      $14.646       7,932
                                 2004       $14.646      $17.126      28,896
                                 2005       $17.126      $18.435       3,906
                                 2006       $18.435      $20.739      34,589
                                 2007       $20.739      $20.062       2,548
                                 2008       $20.062      $12.202       2,062
                                 2009       $12.202      $16.387       1,305
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.056           0
                                 2003       $10.056      $12.376       2,175
                                 2004       $12.376      $14.501       7,858
                                 2005       $14.501      $15.933       7,490
                                 2006       $15.933      $16.055       6,097
                                 2007       $16.055      $16.701       5,669
                                 2008       $16.701      $ 8.321       4,803
                                 2009       $ 8.321      $10.798       4,930
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.547         370
                                 2003       $10.547      $12.123      18,129
                                 2004       $12.123      $12.897      27,572
                                 2005       $12.897      $12.967      40,704
                                 2006       $12.967      $13.643      39,174
                                 2007       $13.643      $14.663      36,663
                                 2008       $14.663      $12.302      16,498
                                 2009       $12.302      $14.291      12,909

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.383           0
                                 2003       $10.383      $12.418       5,518
                                 2004       $12.418      $13.293       5,671
                                 2005       $13.293      $13.952       6,979
                                 2006       $13.952      $15.449       6,713
                                 2007       $15.449      $15.601       6,733
                                 2008       $15.601      $10.205       3,464
                                 2009       $10.205      $13.538       4,305
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.793         247
                                 2003       $10.793      $13.489      19,850
                                 2004       $13.489      $14.704      14,926
                                 2005       $14.704      $15.182      15,363
                                 2006       $15.182      $17.266      15,981
                                 2007       $17.266      $15.915      16,073
                                 2008       $15.915      $ 9.571      14,905
                                 2009       $ 9.571      $12.190       9,231
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.719           0
                                 2003       $ 9.719      $11.289       1,796
                                 2004       $11.289      $11.865       1,851
                                 2005       $11.865      $13.178       1,463
                                 2006       $13.178      $13.290       1,961
                                 2007       $13.290      $12.960       1,495
                                 2008       $12.960      $10.544          80
                                 2009       $10.544      $13.034          87
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.736         326
                                 2003       $10.736      $13.329      18,164
                                 2004       $13.329      $14.456      19,389
                                 2005       $14.456      $14.622      20,064
                                 2006       $14.622      $15.857      20,844
                                 2007       $15.857      $15.990      19,176
                                 2008       $15.990      $11.598       6,485
                                 2009       $11.598      $17.090       3,797
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.180         301
                                 2003       $10.180      $10.430      26,169
                                 2004       $10.430      $10.687      36,766
                                 2005       $10.687      $10.733      34,846
                                 2006       $10.733      $11.006      40,229
                                 2007       $11.006      $11.361      37,430
                                 2008       $11.361      $ 8.480      36,250
                                 2009       $ 8.480      $12.201      23,543

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.600         484
                                 2003       $10.600      $13.366       8,868
                                 2004       $13.366      $15.237      13,224
                                 2005       $15.237      $16.774      12,189
                                 2006       $16.774      $21.020      12,754
                                 2007       $21.020      $22.346      12,700
                                 2008       $22.346      $12.287       9,743
                                 2009       $12.287      $15.024       8,714
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.403           0
                                 2003       $10.403      $12.976       2,496
                                 2004       $12.976      $14.340       2,731
                                 2005       $14.340      $15.309       3,745
                                 2006       $15.309      $17.113       3,925
                                 2007       $17.113      $15.921       2,499
                                 2008       $15.921      $ 9.442           0
                                 2009       $ 9.442      $12.119           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.980         802
                                 2003       $ 9.980      $ 9.841       2,748
                                 2004       $ 9.841      $ 9.719      19,628
                                 2005       $ 9.719      $ 9.777      22,571
                                 2006       $ 9.777      $10.014      48,205
                                 2007       $10.014      $10.294      51,325
                                 2008       $10.294      $10.359      28,716
                                 2009       $10.359      $10.184      28,893
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.374           0
                                 2003       $10.374      $13.480       9,047
                                 2004       $13.480      $14.588       1,092
                                 2005       $14.588      $15.745       1,019
                                 2006       $15.745      $16.771         963
                                 2007       $16.771      $17.396         938
                                 2008       $17.396      $10.454           0
                                 2009       $10.454      $13.553           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.199         158
                                 2003       $11.199      $14.556       4,822
                                 2004       $14.556      $16.485       2,609
                                 2005       $16.485      $17.127       5,609
                                 2006       $17.127      $19.495       7,609
                                 2007       $19.495      $18.190       7,433
                                 2008       $18.190      $ 9.858       6,151
                                 2009       $ 9.858      $ 9.278           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.638           0
                                 2003       $10.638      $13.080      14,551
                                 2004       $13.080      $13.803       3,961
                                 2005       $13.803      $14.221       3,224
                                 2006       $14.221      $15.532       3,423
                                 2007       $15.532      $15.322       1,364
                                 2008       $15.322      $ 9.238           0
                                 2009       $ 9.238      $12.071           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.510          33
                                 2003       $10.510      $12.069      15,756
                                 2004       $12.069      $12.812      15,292
                                 2005       $12.812      $13.074      14,877
                                 2006       $13.074      $14.356      14,841
                                 2007       $14.356      $14.218      14,111
                                 2008       $14.218      $ 8.269         405
                                 2009       $ 8.269      $10.191         402
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.465           0
                                 2003       $11.465      $14.041       1,246
                                 2004       $14.041      $16.751         933
                                 2005       $16.751      $17.844         923
                                 2006       $17.844      $22.241         670
                                 2007       $22.241      $26.170         523
                                 2008       $26.170      $17.847          92
                                 2009       $17.847      $18.798         121
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.368         310
                                 2003       $10.368      $13.545       6,993
                                 2004       $13.545      $15.762      35,603
                                 2005       $15.762      $17.344       6,699
                                 2006       $17.344      $17.945       7,014
                                 2007       $17.945      $18.275       6,970
                                 2008       $18.275      $ 9.763       3,816
                                 2009       $ 9.763      $13.290       1,466
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.105         279
                                 2003       $10.105      $12.383      33,452
                                 2004       $12.383      $12.761      58,750
                                 2005       $12.761      $13.233      24,789
                                 2006       $13.233      $13.689      27,045
                                 2007       $13.689      $14.170      24,340
                                 2008       $14.170      $ 8.754      16,448
                                 2009       $ 8.754      $14.076       9,828

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.107       4,760
                                 2005       $11.107      $12.109      45,899
                                 2006       $12.109      $12.465       6,262
                                 2007       $12.465      $14.381       6,105
                                 2008       $14.381      $ 7.501       2,696
                                 2009       $ 7.501      $11.508       2,628
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.320           0
                                 2005       $11.320      $11.563       4,544
                                 2006       $11.563      $13.166       7,633
                                 2007       $13.166      $12.615       7,068
                                 2008       $12.615      $ 7.945       5,245
                                 2009       $ 7.945      $10.009       5,200
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.648          33
                                 2003       $10.648      $13.338       5,606
                                 2004       $13.338      $14.934       5,799
                                 2005       $14.934      $16.077       8,146
                                 2006       $16.077      $18.294      10,829
                                 2007       $18.294      $18.399       8,204
                                 2008       $18.399      $12.236       5,197
                                 2009       $12.236      $14.900       4,715
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.865       5,947
                                 2005       $ 9.865      $ 9.914       6,055
                                 2006       $ 9.914      $10.133       8,018
                                 2007       $10.133      $10.383      10,009
                                 2008       $10.383      $10.369       5,703
                                 2009       $10.369      $10.181           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.406           0
                                 2003       $ 9.406      $11.724       4,182
                                 2004       $11.724      $12.282       3,151
                                 2005       $12.282      $12.971       2,787
                                 2006       $12.971      $13.060       4,504
                                 2007       $13.060      $14.944      29,015
                                 2008       $14.944      $ 7.460       2,050
                                 2009       $ 7.460      $12.124       1,447

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.055           0
                                 2003       $11.055      $13.857       3,702
                                 2004       $13.857      $14.965       6,640
                                 2005       $14.965      $16.465       4,792
                                 2006       $16.465      $17.900       3,810
                                 2007       $17.900      $18.683       3,698
                                 2008       $18.683      $15.584       3,112
                                 2009       $15.584      $19.894       2,237
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.944           0
                                 2005       $10.944      $11.531       1,087
                                 2006       $11.531      $12.736       1,573
                                 2007       $12.736      $12.914       1,566
                                 2008       $12.914      $ 9.796       1,558
                                 2009       $ 9.796      $11.772      11,834
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.741       3,603
                                 2005       $10.741      $12.195       6,114
                                 2006       $12.195      $12.456       9,814
                                 2007       $12.456      $14.896       8,282
                                 2008       $14.896      $ 7.426      10,515
                                 2009       $ 7.426      $12.061       8,552
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.716       1,550
                                 2005       $10.716      $12.142       1,467
                                 2006       $12.142      $12.367       1,570
                                 2007       $12.367      $14.760       1,409
                                 2008       $14.760      $ 7.335      21,883
                                 2009       $ 7.335      $11.884           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.064           0
                                 2005       $11.064      $12.155       1,033
                                 2006       $12.155      $14.491       3,399
                                 2007       $14.491      $15.607       1,939
                                 2008       $15.607      $10.880       1,848
                                 2009       $10.880      $13.830       1,810
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.813       1,692
                                 2007       $ 9.813      $11.803      37,395
                                 2008       $11.803      $ 6.158      32,729
                                 2009       $ 6.158      $ 9.508      18,716

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.566         870
                                 2004       $13.566      $15.831       3,202
                                 2005       $15.831      $17.534      30,690
                                 2006       $17.534      $19.240       2,103
                                 2007       $19.240      $19.433      20,679
                                 2008       $19.433      $11.356      17,048
                                 2009       $11.356      $16.338       9,567
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.283       7,024
                                 2005       $11.283      $12.433       5,295
                                 2006       $12.433      $14.724       4,067
                                 2007       $14.724      $15.578       2,413
                                 2008       $15.578      $ 8.973       1,022
                                 2009       $ 8.973      $12.254       1,013
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.277           0
                                 2005       $11.277      $12.408       1,716
                                 2006       $12.408      $14.685       2,060
                                 2007       $14.685      $15.522       2,693
                                 2008       $15.522      $ 8.920       2,826
                                 2009       $ 8.920      $12.179       2,706
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.696           0
                                 2003       $10.696      $14.493       6,352
                                 2004       $14.493      $19.348       9,080
                                 2005       $19.348      $22.164      10,338
                                 2006       $22.164      $29.938       9,483
                                 2007       $29.938      $24.296       7,988
                                 2008       $24.296      $14.765       6,279
                                 2009       $14.765      $18.613       4,721
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.504       5,635



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                                     YEAR
                        WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE
                             ENHANCED BENEFICIARY
        PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.75



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.245         0
                                 2007       $10.245      $11.784         0
                                 2008       $11.784      $ 6.622         0
                                 2009       $ 6.622      $ 8.797         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.437         0
                                 2007       $10.437      $11.095         0
                                 2008       $11.095      $ 8.141         0
                                 2009       $ 8.141      $ 9.896         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.466         0
                                 2007       $10.466      $11.285         0
                                 2008       $11.285      $ 7.436         0
                                 2009       $ 7.436      $ 9.374         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.475         0
                                 2007       $10.475      $11.409         0
                                 2008       $11.409      $ 6.917         0
                                 2009       $ 6.917      $ 8.897         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.327         0
                                 2007       $10.327      $10.725         0
                                 2008       $10.725      $ 9.391         0
                                 2009       $ 9.391      $10.557         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.723         0
                                 2007       $ 9.723      $11.660         0
                                 2008       $11.660      $ 6.315         0
                                 2009       $ 6.315      $ 8.943         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.798         0
                                 2007       $10.798      $11.136         0
                                 2008       $11.136      $ 6.862         0
                                 2009       $ 6.862      $ 8.499         0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.855         0
                                 2007       $ 9.855      $11.145         0
                                 2008       $11.145      $ 6.600         0
                                 2009       $ 6.600      $ 9.045         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.704      $13.371         0
                                 2004       $13.371      $14.504         0
                                 2005       $14.504      $14.723         0
                                 2006       $14.723      $16.857         0
                                 2007       $16.857      $15.916         0
                                 2008       $15.916      $10.122         0
                                 2009       $10.122      $12.561         0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.214         0
                                 2005       $11.214      $11.173         0
                                 2006       $11.173      $12.956         0
                                 2007       $12.956      $13.180         0
                                 2008       $13.180      $ 9.091         0
                                 2009       $ 9.091      $12.088         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.516         0
                                 2005       $10.516      $10.422         0
                                 2006       $10.422      $11.334         0
                                 2007       $11.334      $11.805         0
                                 2008       $11.805      $ 7.579         0
                                 2009       $ 7.579      $ 9.641         0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.827      $15.520         0
                                 2004       $15.520      $16.966         0
                                 2005       $16.966      $17.434         0
                                 2006       $17.434      $18.583         0
                                 2007       $18.583      $20.269         0
                                 2008       $20.269      $11.429         0
                                 2009       $11.429      $16.091         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.045      $14.540         0
                                 2004       $14.540      $17.644         0
                                 2005       $17.644      $18.819         0
                                 2006       $18.819      $21.589         0
                                 2007       $21.589      $20.664         0
                                 2008       $20.664      $13.573         0
                                 2009       $13.573      $17.190         0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.228         0
                                 2005       $10.228      $10.272         0
                                 2006       $10.272      $10.477         0
                                 2007       $10.477      $10.952         0
                                 2008       $10.952      $11.555         0
                                 2009       $11.555      $11.681         0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.992         0
                                 2007       $10.992      $12.055         0
                                 2008       $12.055      $ 8.457         0
                                 2009       $ 8.457      $10.227         0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.605      $12.667         0
                                 2004       $12.667      $13.990         0
                                 2005       $13.990      $15.168         0
                                 2006       $15.168      $17.608         0
                                 2007       $17.608      $17.866         0
                                 2008       $17.866      $11.018         0
                                 2009       $11.018      $13.618         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.681      $16.848         0
                                 2004       $16.648      $20.604         0
                                 2005       $20.604      $25.748         0
                                 2006       $25.748      $32.343         0
                                 2007       $32.343      $40.840         0
                                 2008       $40.840      $18.940         0
                                 2009       $18.940      $32.054         0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.383      $13.578         0
                                 2004       $13.578      $15.781         0
                                 2005       $15.781      $17.050         0
                                 2006       $17.050      $20.306         0
                                 2007       $20.306      $22.987         0
                                 2008       $22.987      $13.439         0
                                 2009       $13.439      $18.060         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.589      $12.869         0
                                 2004       $12.869      $14.479         0
                                 2005       $14.479      $13.761         0
                                 2006       $13.761      $15.219         0
                                 2007       $15.219      $16.564         0
                                 2008       $16.564      $17.251         0
                                 2009       $17.251      $20.076         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.902         0
                                 2005       $10.902      $11.435         0
                                 2006       $11.435      $12.855         0
                                 2007       $12.855      $13.452         0
                                 2008       $13.452      $ 9.409         0
                                 2009       $ 9.409      $11.622         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.353         0
                                 2005       $10.353      $10.286         0
                                 2006       $10.286      $11.028         0
                                 2007       $11.028      $11.482         0
                                 2008       $11.482      $ 9.285         0
                                 2009       $ 9.285      $12.228         0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.886         0
                                 2005       $10.886      $11.022         0
                                 2006       $11.022      $12.676         0
                                 2007       $12.676      $12.856         0
                                 2008       $12.856      $ 8.015         0
                                 2009       $ 8.015      $ 9.345         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.134         0
                                 2005       $11.134      $11.424         0
                                 2006       $11.424      $12.087         0
                                 2007       $12.087      $14.374         0
                                 2008       $14.374      $ 8.704         0
                                 2009       $ 8.704      $12.423         0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.117         0
                                 2005       $11.117      $11.799         0
                                 2006       $11.799      $12.986         0
                                 2007       $12.986      $12.806         0
                                 2008       $12.806      $ 7.615         0
                                 2009       $ 7.615      $ 9.455         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.110      $13.075         0
                                 2004       $13.075      $14.077         0
                                 2005       $14.077      $14.311         0
                                 2006       $14.311      $15.558         0
                                 2007       $15.558      $15.787         0
                                 2008       $15.787      $ 8.728         0
                                 2009       $ 8.728      $10.408         0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.101         0
                                 2005       $10.101      $10.137         0
                                 2006       $10.137      $10.431         0
                                 2007       $10.431      $10.646         0
                                 2008       $10.646      $ 6.360         0
                                 2009       $ 6.360      $ 6.801         0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.268         0
                                 2004       $12.268      $12.826         0
                                 2005       $12.826      $13.190         0
                                 2006       $13.190      $13.928         0
                                 2007       $13.928      $15.549         0
                                 2008       $15.549      $ 8.285         0
                                 2009       $ 8.285      $11.711         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.084      $14.213         0
                                 2004       $14.213      $16.568         0
                                 2005       $16.568      $18.532         0
                                 2006       $18.532      $21.330         0
                                 2007       $21.330      $22.185         0
                                 2008       $22.185      $12.980         0
                                 2009       $12.980      $17.738         0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.734      $12.938         0
                                 2004       $12.938      $13.795         0
                                 2005       $13.795      $13.800         0
                                 2006       $13.800      $14.781         0
                                 2007       $14.781      $14.425         0
                                 2008       $14.425      $ 3.031         0
                                 2009       $ 3.031      $ 3.743         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.466      $12.615         0
                                 2004       $12.615      $13.501         0
                                 2005       $13.501      $14.000         0
                                 2006       $14.000      $15.756         0
                                 2007       $15.756      $16.090         0
                                 2008       $16.090      $ 9.683         0
                                 2009       $ 9.683      $12.153         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.716      $14.641         0
                                 2004       $14.641      $17.111         0
                                 2005       $17.111      $18.410         0
                                 2006       $18.410      $20.700         0
                                 2007       $20.700      $20.014         0
                                 2008       $20.014      $12.167         0
                                 2009       $12.167      $16.331         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.342      $12.372         0
                                 2004       $12.372      $14.489         0
                                 2005       $14.489      $15.912         0
                                 2006       $15.912      $16.025         0
                                 2007       $16.025      $16.661         0
                                 2008       $16.661      $ 8.297         0
                                 2009       $ 8.297      $10.761         0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.249      $12.119         0
                                 2004       $12.119      $12.886         0
                                 2005       $12.886      $12.950         0
                                 2006       $12.950      $13.618         0
                                 2007       $13.618      $14.628         0
                                 2008       $14.628      $12.266         0
                                 2009       $12.266      $14.242         0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.754      $12.414         0
                                 2004       $12.414      $13.282         0
                                 2005       $13.282      $13.933         0
                                 2006       $13.933      $15.420         0
                                 2007       $15.420      $15.564         0
                                 2008       $15.564      $10.176         0
                                 2009       $10.176      $13.492         0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.995      $13.484         0
                                 2004       $13.484      $14.692         0
                                 2005       $14.692      $15.161         0
                                 2006       $15.161      $17.233         0
                                 2007       $17.233      $15.877         0
                                 2008       $15.877      $ 9.544         0
                                 2009       $ 9.544      $12.149         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.235      $11.285         0
                                 2004       $11.285      $11.855         0
                                 2005       $11.855      $13.160         0
                                 2006       $13.160      $13.266         0
                                 2007       $13.266      $12.929         0
                                 2008       $12.929      $10.513         0
                                 2009       $10.513      $12.990         0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.868      $13.324         0
                                 2004       $13.324      $14.443         0
                                 2005       $14.443      $14.603         0
                                 2006       $14.603      $15.827         0
                                 2007       $15.827      $15.952         0
                                 2008       $15.952      $11.565         0
                                 2009       $11.565      $17.032         0
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.358      $10.426         0
                                 2004       $10.426      $10.677         0
                                 2005       $10.677      $10.718         0
                                 2006       $10.718      $10.986         0
                                 2007       $10.986      $11.334         0
                                 2008       $11.334      $ 8.455         0
                                 2009       $ 8.455      $12.159         0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.577      $13.361         0
                                 2004       $13.361      $15.224         0
                                 2005       $15.224      $16.751         0
                                 2006       $16.751      $20.980         0
                                 2007       $20.980      $22.292         0
                                 2008       $22.292      $12.252         0
                                 2009       $12.252      $14.973         0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.694      $12.972         0
                                 2004       $12.972      $14.328         0
                                 2005       $14.328      $15.288         0
                                 2006       $15.288      $17.081         0
                                 2007       $17.081      $15.883         0
                                 2008       $15.883      $ 9.415         0
                                 2009       $ 9.415      $12.078         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.939      $ 9.838         0
                                 2004       $ 9.838      $ 9.710         0
                                 2005       $ 9.710      $ 9.764         0
                                 2006       $ 9.764      $ 9.995         0
                                 2007       $ 9.995      $10.269         0
                                 2008       $10.269      $10.329         0
                                 2009       $10.329      $10.149         0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.981      $13.475         0
                                 2004       $13.475      $14.576         0
                                 2005       $14.576      $15.724         0
                                 2006       $15.724      $16.739         0
                                 2007       $16.739      $17.355         0
                                 2008       $17.355      $10.424         0
                                 2009       $10.424      $13.507         0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.323      $14.551         0
                                 2004       $14.551      $16.471         0
                                 2005       $16.471      $17.104         0
                                 2006       $17.104      $19.459         0
                                 2007       $19.459      $18.146         0
                                 2008       $18.146      $ 9.830         0
                                 2009       $ 9.830      $ 9.251         0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.843      $13.075         0
                                 2004       $13.075      $13.791         0
                                 2005       $13.791      $14.202         0
                                 2006       $14.202      $15.503         0
                                 2007       $15.503      $15.285         0
                                 2008       $15.285      $ 9.211         0
                                 2009       $ 9.211      $12.030         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.684      $12.064         0
                                 2004       $12.064      $12.801         0
                                 2005       $12.801      $13.056         0
                                 2006       $13.056      $14.330         0
                                 2007       $14.330      $14.184         0
                                 2008       $14.184      $ 8.245         0
                                 2009       $ 8.245      $10.157         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.649      $14.036         0
                                 2004       $14.036      $16.737         0
                                 2005       $16.737      $17.820         0
                                 2006       $17.820      $22.200         0
                                 2007       $22.200      $26.108         0
                                 2008       $26.108      $17.795         0
                                 2009       $17.795      $18.734         0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.800      $13.541         0
                                 2004       $13.541      $15.749         0
                                 2005       $15.749      $17.321         0
                                 2006       $17.321      $17.912         0
                                 2007       $17.912      $18.231         0
                                 2008       $18.231      $ 9.735         0
                                 2009       $ 9.735      $13.245         0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.580      $12.379         0
                                 2004       $12.379      $12.750         0
                                 2005       $12.750      $13.215         0
                                 2006       $13.215      $13.664         0
                                 2007       $13.664      $14.137         0
                                 2008       $14.137      $ 8.729         0
                                 2009       $ 8.729      $14.028         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.103         0
                                 2005       $11.103      $12.099         0
                                 2006       $12.099      $12.449         0
                                 2007       $12.449      $14.354         0
                                 2008       $14.354      $ 7.483         0
                                 2009       $ 7.483      $11.474         0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.316         0
                                 2005       $11.316      $11.554         0
                                 2006       $11.554      $13.148         0
                                 2007       $13.148      $12.591         0
                                 2008       $12.591      $ 7.926         0
                                 2009       $ 7.926      $ 9.981         0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.781      $13.334         0
                                 2004       $13.334      $14.922         0
                                 2005       $14.922      $16.055         0
                                 2006       $16.055      $18.259         0
                                 2007       $18.259      $18.355         0
                                 2008       $18.355      $12.201         0
                                 2009       $12.201      $14.849         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $ 9.860         0
                                 2005       $ 9.860      $ 9.904         0
                                 2006       $ 9.904      $10.117         0
                                 2007       $10.117      $10.362         0
                                 2008       $10.362      $10.343         0
                                 2009       $10.343      $10.150         0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.931      $11.720         0
                                 2004       $11.720      $12.271         0
                                 2005       $12.271      $12.953         0
                                 2006       $12.953      $13.036         0
                                 2007       $13.036      $14.909         0
                                 2008       $14.909      $ 7.439         0
                                 2009       $ 7.439      $12.083         0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.292      $13.852         0
                                 2004       $13.852      $14.953         0
                                 2005       $14.953      $16.443         0
                                 2006       $16.443      $17.867         0
                                 2007       $17.867      $18.639         0
                                 2008       $18.639      $15.539         0
                                 2009       $15.539      $19.826         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.941         0
                                 2005       $10.941      $11.521         0
                                 2006       $11.521      $12.719         0
                                 2007       $12.719      $12.890         0
                                 2008       $12.890      $ 9.773         0
                                 2009       $ 9.773      $11.738         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.738         0
                                 2005       $10.738      $12.184         0
                                 2006       $12.184      $12.439         0
                                 2007       $12.439      $14.868         0
                                 2008       $14.868      $ 7.408         0
                                 2009       $ 7.408      $12.027         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.712         0
                                 2005       $10.712      $12.131         0
                                 2006       $12.131      $12.350         0
                                 2007       $12.350      $14.732         0
                                 2008       $14.732      $ 7.317         0
                                 2009       $ 7.317      $11.850         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $11.058         0
                                 2005       $11.058      $12.143         0
                                 2006       $12.143      $14.469         0
                                 2007       $14.469      $15.575         0
                                 2008       $15.575      $10.852         0
                                 2009       $10.852      $13.788         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.809         0
                                 2007       $ 9.809      $11.793         0
                                 2008       $11.793      $ 6.150         0
                                 2009       $ 6.150      $ 9.490         0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.561         0
                                 2004       $13.561      $15.818         0
                                 2005       $15.818      $17.510         0
                                 2006       $17.510      $19.204         0
                                 2007       $19.204      $19.387         0
                                 2008       $19.387      $11.323         0
                                 2009       $11.323      $16.283         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.280         0
                                 2005       $11.280      $12.423         0
                                 2006       $12.423      $14.704         0
                                 2007       $14.704      $15.548         0
                                 2008       $15.548      $ 8.951         0
                                 2009       $ 8.951      $12.219         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.273         0
                                 2005       $11.273      $12.398         0
                                 2006       $12.398      $14.665         0
                                 2007       $14.665      $15.493         0
                                 2008       $15.493      $ 8.899         0
                                 2009       $ 8.899      $12.144         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.382      $14.488         0
                                 2004       $14.488      $19.332         0
                                 2005       $19.332      $22.134         0
                                 2006       $22.134      $29.882         0
                                 2007       $29.882      $24.238         0
                                 2008       $24.238      $14.722         0
                                 2009       $14.722      $18.550         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.462         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
                            DEATH BENEFIT OPTION OR
ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO
                             MAY 1, 2003, AND THE
              EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.8



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.242         0
                                 2007       $10.242      $11.774         0
                                 2008       $11.774      $ 6.613         0
                                 2009       $ 6.613      $ 8.780         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.433         0
                                 2007       $10.433      $11.085         0
                                 2008       $11.085      $ 8.130         0
                                 2009       $ 8.130      $ 9.877         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.463         0
                                 2007       $10.463      $11.275         0
                                 2008       $11.275      $ 7.426         0
                                 2009       $ 7.426      $ 9.356         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.472         0
                                 2007       $10.472      $11.399         0
                                 2008       $11.399      $ 6.907         0
                                 2009       $ 6.907      $ 8.881         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.324         0
                                 2007       $10.324      $10.716         0
                                 2008       $10.716      $ 9.378         0
                                 2009       $ 9.378      $10.537         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.720          0
                                 2007       $ 9.720      $11.650          0
                                 2008       $11.650      $ 6.306          0
                                 2009       $ 6.306      $ 8.926          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.794          0
                                 2007       $10.794      $11.126          0
                                 2008       $11.126      $ 6.853          0
                                 2009       $ 6.853      $ 8.483          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.852          0
                                 2007       $ 9.852      $11.135          0
                                 2008       $11.135      $ 6.591          0
                                 2009       $ 6.591      $ 9.028          0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.844          0
                                 2003       $10.844      $13.359          0
                                 2004       $13.359      $14.483          0
                                 2005       $14.483      $14.695          0
                                 2006       $14.695      $16.817          0
                                 2007       $16.817      $15.869          0
                                 2008       $15.869      $10.087          0
                                 2009       $10.087      $12.511          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.210          0
                                 2005       $11.210      $11.164          0
                                 2006       $11.164      $12.938          0
                                 2007       $12.938      $13.155          0
                                 2008       $13.155      $ 9.070          0
                                 2009       $ 9.070      $12.054          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.515          0
                                 2005       $10.515      $10.415          0
                                 2006       $10.415      $11.321          0
                                 2007       $11.321      $11.786        139
                                 2008       $11.786      $ 7.562        149
                                 2009       $ 7.562      $ 9.616        146
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.528          0
                                 2003       $11.528      $15.507          0
                                 2004       $15.507      $16.942          0
                                 2005       $16.942      $17.401          0
                                 2006       $17.401      $18.538          0
                                 2007       $18.538      $20.209          0
                                 2008       $20.209      $11.389          0
                                 2009       $11.389      $16.027          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.218           0
                                 2003       $11.218      $14.527          39
                                 2004       $14.527      $17.619          45
                                 2005       $17.619      $18.784          44
                                 2006       $18.784      $21.537           0
                                 2007       $21.537      $20.604          84
                                 2008       $20.604      $13.526          86
                                 2009       $13.526      $17.122          84
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.225           0
                                 2005       $10.225      $10.263           0
                                 2006       $10.263      $10.463           0
                                 2007       $10.463      $10.931           0
                                 2008       $10.931      $11.527           0
                                 2009       $11.527      $11.647           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.989           0
                                 2007       $10.989      $12.045           0
                                 2008       $12.045      $ 8.446           0
                                 2009       $ 8.446      $10.208           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.318           0
                                 2003       $10.318      $12.656       1,641
                                 2004       $12.656      $13.971       1,601
                                 2005       $13.971      $15.139       1,507
                                 2006       $15.139      $17.566           0
                                 2007       $17.566      $17.813           0
                                 2008       $17.813      $10.980           0
                                 2009       $10.980      $13.564           0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.226           0
                                 2003       $11.226      $16.833           0
                                 2004       $16.833      $20.576           0
                                 2005       $20.576      $25.699           0
                                 2006       $25.699      $32.264           0
                                 2007       $32.264      $40.721           0
                                 2008       $40.721      $18.874           0
                                 2009       $18.874      $31.928           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.468         0
                                 2003       $10.468      $13.565         0
                                 2004       $13.565      $15.759         0
                                 2005       $15.759      $17.017         0
                                 2006       $17.017      $20.256         0
                                 2007       $20.256      $22.920        36
                                 2008       $22.920      $13.393        42
                                 2009       $13.393      $17.989        39
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.714         0
                                 2003       $10.714      $12.857         0
                                 2004       $12.857      $14.458         0
                                 2005       $14.458      $13.735         0
                                 2006       $13.735      $15.182         0
                                 2007       $15.182      $16.515         0
                                 2008       $16.515      $17.191         0
                                 2009       $17.191      $19.997         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.901         0
                                 2005       $10.901      $11.427         0
                                 2006       $11.427      $12.840         0
                                 2007       $12.840      $13.429         0
                                 2008       $13.429      $ 9.388         0
                                 2009       $ 9.388      $11.591         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.352         0
                                 2005       $10.352      $10.279         0
                                 2006       $10.279      $11.015         0
                                 2007       $11.015      $11.463        72
                                 2008       $11.463      $ 9.265        60
                                 2009       $ 9.265      $12.196        58
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.885         0
                                 2005       $10.885      $11.015         0
                                 2006       $11.015      $12.662         0
                                 2007       $12.662      $12.835         0
                                 2008       $12.835      $ 7.998         0
                                 2009       $ 7.998      $ 9.320         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.133         0
                                 2005       $11.133      $11.417         0
                                 2006       $11.417      $12.073         0
                                 2007       $12.073      $14.350         0
                                 2008       $14.350      $ 8.685         0
                                 2009       $ 8.685      $12.390         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.116           0
                                 2005       $11.116      $11.791           0
                                 2006       $11.791      $12.971           0
                                 2007       $12.971      $12.785          64
                                 2008       $12.785      $ 7.599          75
                                 2009       $ 7.599      $ 9.430          74
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.689           0
                                 2003       $10.689      $13.063          80
                                 2004       $13.063      $14.057          92
                                 2005       $14.057      $14.284          91
                                 2006       $14.284      $15.521           0
                                 2007       $15.521      $15.740          90
                                 2008       $15.740      $ 8.698          90
                                 2009       $ 8.698      $10.366          89
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.100           0
                                 2005       $10.100      $10.130           0
                                 2006       $10.130      $10.419           0
                                 2007       $10.419      $10.628           0
                                 2008       $10.628      $ 6.346           0
                                 2009       $ 6.346      $ 6.783           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.264       1,703
                                 2004       $12.264      $12.815       1,751
                                 2005       $12.815      $13.172       1,681
                                 2006       $13.172      $13.902           0
                                 2007       $13.902      $15.512          53
                                 2008       $15.512      $ 8.261          68
                                 2009       $ 8.261      $11.671          60
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.141           0
                                 2003       $10.141      $14.200           0
                                 2004       $14.200      $16.545           0
                                 2005       $16.545      $18.497           0
                                 2006       $18.497      $21.278           0
                                 2007       $21.278      $22.120           0
                                 2008       $22.120      $12.936           0
                                 2009       $12.936      $17.668           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.654           0
                                 2003       $10.654      $12.927       1,576
                                 2004       $12.927      $13.776       1,602
                                 2005       $13.776      $13.773       1,635
                                 2006       $13.773      $14.746           0
                                 2007       $14.746      $14.383           0
                                 2008       $14.383      $ 3.020           0
                                 2009       $ 3.020      $ 3.728           0
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.170       4,651
                                 2003       $10.170      $12.604       4,755
                                 2004       $12.604      $13.482       4,879
                                 2005       $13.482      $13.974       4,828
                                 2006       $13.974      $15.718           0
                                 2007       $15.718      $16.043       4,829
                                 2008       $16.043      $ 9.650       5,107
                                 2009       $ 9.650      $12.105       5,233
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.347           0
                                 2003       $10.347      $14.628           0
                                 2004       $14.628      $17.087           0
                                 2005       $17.087      $18.375           0
                                 2006       $18.375      $20.650           0
                                 2007       $20.650      $19.955          41
                                 2008       $19.955      $12.125          48
                                 2009       $12.125      $16.267          43
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.054           0
                                 2003       $10.054      $12.361           0
                                 2004       $12.361      $14.469           0
                                 2005       $14.469      $15.881           0
                                 2006       $15.881      $15.986           0
                                 2007       $15.986      $16.612           0
                                 2008       $16.612      $ 8.269           0
                                 2009       $ 8.269      $10.719           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.544           0
                                 2003       $10.544      $12.108         122
                                 2004       $12.108      $12.868         142
                                 2005       $12.868      $12.925         141
                                 2006       $12.925      $13.585           0
                                 2007       $13.585      $14.585         252
                                 2008       $14.585      $12.224         229
                                 2009       $12.224      $14.186         236

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.381           0
                                 2003       $10.381      $12.402           0
                                 2004       $12.402      $13.263           0
                                 2005       $13.263      $13.906           0
                                 2006       $13.906      $15.383           0
                                 2007       $15.383      $15.518           0
                                 2008       $15.518      $10.141           0
                                 2009       $10.141      $13.438           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.791       4,419
                                 2003       $10.791      $13.472       4,460
                                 2004       $13.472      $14.671       4,393
                                 2005       $14.671      $15.132       4,387
                                 2006       $15.132      $17.192           0
                                 2007       $17.192      $15.830       4,621
                                 2008       $15.830      $ 9.511       4,805
                                 2009       $ 9.511      $12.101       5,023
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.717           0
                                 2003       $ 9.717      $11.275           0
                                 2004       $11.275      $11.838           0
                                 2005       $11.838      $13.135           0
                                 2006       $13.135      $13.234           0
                                 2007       $13.234      $12.891           0
                                 2008       $12.891      $10.477           0
                                 2009       $10.477      $12.939           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.734       4,683
                                 2003       $10.734      $13.312       4,351
                                 2004       $13.312      $14.423       4,384
                                 2005       $14.423      $14.575       4,596
                                 2006       $14.575      $15.789           0
                                 2007       $15.789      $15.905       4,649
                                 2008       $15.905      $11.525       4,070
                                 2009       $11.525      $16.964       3,610
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.178           0
                                 2003       $10.178      $10.417         178
                                 2004       $10.417      $10.662         208
                                 2005       $10.662      $10.697         207
                                 2006       $10.697      $10.959           0
                                 2007       $10.959      $11.301         350
                                 2008       $11.301      $ 8.426         335
                                 2009       $ 8.426      $12.111         317

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.597          0
                                 2003       $10.597      $13.350          0
                                 2004       $13.350      $15.203          0
                                 2005       $15.203      $16.719          0
                                 2006       $16.719      $20.930          0
                                 2007       $20.930      $22.227          0
                                 2008       $22.227      $12.210          0
                                 2009       $12.210      $14.914          0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.400          0
                                 2003       $10.400      $12.960          0
                                 2004       $12.960      $14.308          0
                                 2005       $14.308      $15.259          0
                                 2006       $15.259      $17.040          0
                                 2007       $17.040      $15.836          0
                                 2008       $15.836      $ 9.382          0
                                 2009       $ 9.382      $12.030          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.978          0
                                 2003       $ 9.978      $ 9.829          0
                                 2004       $ 9.829      $ 9.697          0
                                 2005       $ 9.697      $ 9.745          0
                                 2006       $ 9.745      $ 9.971          0
                                 2007       $ 9.971      $10.239        161
                                 2008       $10.239      $10.293        108
                                 2009       $10.293      $10.109        140
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.372          0
                                 2003       $10.372      $13.463          0
                                 2004       $13.463      $14.556          0
                                 2005       $14.556      $15.694          0
                                 2006       $15.694      $16.699          0
                                 2007       $16.699      $17.304          0
                                 2008       $17.304      $10.388          0
                                 2009       $10.388      $13.453          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.197          0
                                 2003       $11.197      $14.538          0
                                 2004       $14.538      $16.447          0
                                 2005       $16.447      $17.071          0
                                 2006       $17.071      $19.412          0
                                 2007       $19.412      $18.093         45
                                 2008       $18.093      $ 9.796         58
                                 2009       $ 9.796      $ 9.219          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.635           0
                                 2003       $10.635      $13.064           0
                                 2004       $13.064      $13.772           0
                                 2005       $13.772      $14.175           0
                                 2006       $14.175      $15.465           0
                                 2007       $15.465      $15.241           0
                                 2008       $15.241      $ 9.179           0
                                 2009       $ 9.179      $11.982           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.508       4,623
                                 2003       $10.508      $12.054       5,035
                                 2004       $12.054      $12.784       5,197
                                 2005       $12.784      $13.031       5,285
                                 2006       $13.031      $14.295           0
                                 2007       $14.295      $14.143       5,352
                                 2008       $14.143      $ 8.216       5,877
                                 2009       $ 8.216      $10.117       6,091
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.462           0
                                 2003       $11.462      $14.023           0
                                 2004       $14.023      $16.713           0
                                 2005       $16.713      $17.786           0
                                 2006       $17.786      $22.146           0
                                 2007       $22.146      $26.032           0
                                 2008       $26.032      $17.734           0
                                 2009       $17.734      $18.660           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.365           0
                                 2003       $10.365      $13.529           0
                                 2004       $13.529      $15.727           0
                                 2005       $15.727      $17.288           0
                                 2006       $17.288      $17.868           0
                                 2007       $17.868      $18.178           0
                                 2008       $18.178      $ 9.701           0
                                 2009       $ 9.701      $13.192           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.102           0
                                 2003       $10.102      $12.368           0
                                 2004       $12.368      $12.732           0
                                 2005       $12.732      $13.190           0
                                 2006       $13.190      $13.631           0
                                 2007       $13.631      $14.095           0
                                 2008       $14.095      $ 8.699           0
                                 2009       $ 8.699      $13.973           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.100           0
                                 2005       $11.100      $12.088           0
                                 2006       $12.088      $12.432           0
                                 2007       $12.432      $14.327           0
                                 2008       $14.327      $ 7.465           0
                                 2009       $ 7.465      $11.441           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.312           0
                                 2005       $11.312      $11.544           0
                                 2006       $11.544      $13.130           0
                                 2007       $13.130      $12.568          65
                                 2008       $12.568      $ 7.907          71
                                 2009       $ 7.907      $ 9.952          71
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.646           0
                                 2003       $10.646      $13.322      13,280
                                 2004       $13.322      $14.901      12,635
                                 2005       $14.901      $16.024      11,887
                                 2006       $16.024      $18.215           0
                                 2007       $18.215      $18.301       8,528
                                 2008       $18.301      $12.159       3,840
                                 2009       $12.159      $14.790       4,096
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.855           0
                                 2005       $ 9.855      $ 9.894           0
                                 2006       $ 9.894      $10.102           0
                                 2007       $10.102      $10.341           0
                                 2008       $10.341      $10.317           0
                                 2009       $10.317      $10.119           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.404       4,867
                                 2003       $ 9.404      $11.709       1,144
                                 2004       $11.709      $12.254       1,215
                                 2005       $12.254      $12.928       1,150
                                 2006       $12.928      $13.004           0
                                 2007       $13.004      $14.865           0
                                 2008       $14.865      $ 7.413           0
                                 2009       $ 7.413      $12.035           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.052         0
                                 2003       $11.052      $13.840         0
                                 2004       $13.840      $14.932         0
                                 2005       $14.932      $16.411         0
                                 2006       $16.411      $17.824         0
                                 2007       $17.824      $18.584         0
                                 2008       $18.584      $15.486         0
                                 2009       $15.486      $19.748         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.937         0
                                 2005       $10.937      $11.511         0
                                 2006       $11.511      $12.702         0
                                 2007       $12.702      $12.866         0
                                 2008       $12.866      $ 9.750         0
                                 2009       $ 9.750      $11.705         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.734         0
                                 2005       $10.734      $12.174         0
                                 2006       $12.174      $12.422         0
                                 2007       $12.422      $14.840         0
                                 2008       $14.840      $ 7.390         0
                                 2009       $ 7.390      $11.992         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.709         0
                                 2005       $10.709      $12.121         0
                                 2006       $12.121      $12.333         0
                                 2007       $12.333      $14.705         0
                                 2008       $14.705      $ 7.300         0
                                 2009       $ 7.300      $11.816         0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $11.052         0
                                 2005       $11.052      $12.131         0
                                 2006       $12.131      $14.447         0
                                 2007       $14.447      $15.543         0
                                 2008       $15.543      $10.825         0
                                 2009       $10.825      $13.746         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.806         0
                                 2007       $ 9.806      $11.783         0
                                 2008       $11.783      $ 6.142         0
                                 2009       $ 6.142      $ 9.473         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.556        983
                                 2004       $13.556      $15.804        948
                                 2005       $15.804      $17.487        862
                                 2006       $17.487      $19.168          0
                                 2007       $19.168      $19.341          0
                                 2008       $19.341      $11.291          0
                                 2009       $11.291      $16.228          0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.276         64
                                 2005       $11.276      $12.412         64
                                 2006       $12.412      $14.684         63
                                 2007       $14.684      $15.519         63
                                 2008       $15.519      $ 8.930         62
                                 2009       $ 8.930      $12.184         62
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.269          0
                                 2005       $11.269      $12.387          0
                                 2006       $12.387      $14.645          0
                                 2007       $14.645      $15.464          0
                                 2008       $15.464      $ 8.878          0
                                 2009       $ 8.878      $12.109          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.694          0
                                 2003       $10.694      $14.475        590
                                 2004       $14.475      $19.305        530
                                 2005       $19.305      $22.091        466
                                 2006       $22.091      $29.810          0
                                 2007       $29.810      $24.167        127
                                 2008       $24.167      $14.671        127
                                 2009       $14.671      $18.476        125
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.412         56



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY
      PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003

                          MORTALITY & EXPENSE = 1.85



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.238         0
                                 2007       $10.238      $11.764         0
                                 2008       $11.764      $ 6.604         0
                                 2009       $ 6.604      $ 8.764         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.429         0
                                 2007       $10.429      $11.076         0
                                 2008       $11.076      $ 8.119         0
                                 2009       $ 8.119      $ 9.859         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.459         0
                                 2007       $10.459      $11.266         0
                                 2008       $11.266      $ 7.416         0
                                 2009       $ 7.416      $ 9.338         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.468         0
                                 2007       $10.468      $11.389         0
                                 2008       $11.389      $ 6.898         0
                                 2009       $ 6.898      $ 8.864         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.320         0
                                 2007       $10.320      $10.707         0
                                 2008       $10.707      $ 9.366         0
                                 2009       $ 9.366      $10.518         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.716           0
                                 2007       $ 9.716      $11.640           0
                                 2008       $11.640      $ 6.297           0
                                 2009       $ 6.297      $ 8.909           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.791           0
                                 2007       $10.791      $11.117           0
                                 2008       $11.117      $ 6.843           0
                                 2009       $ 6.843      $ 8.467           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.848           0
                                 2007       $ 9.848      $11.126           0
                                 2008       $11.126      $ 6.582           0
                                 2009       $ 6.582      $ 9.011           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.698      $13.355       2,441
                                 2004       $13.355      $14.471           0
                                 2005       $14.471      $14.675           0
                                 2006       $14.675      $16.785       2,422
                                 2007       $16.785      $15.831           0
                                 2008       $15.831      $10.058           0
                                 2009       $10.058      $12.469           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.206         487
                                 2005       $11.206      $11.154       1,638
                                 2006       $11.154      $12.920           0
                                 2007       $12.920      $13.131       4,237
                                 2008       $13.131      $ 9.048       3,730
                                 2009       $ 9.048      $12.019       3,135
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.513           0
                                 2005       $10.513      $10.409           0
                                 2006       $10.409      $11.308           0
                                 2007       $11.308      $11.766       1,852
                                 2008       $11.766      $ 7.546       1,979
                                 2009       $ 7.546      $ 9.590       1,937
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.821      $15.501           0
                                 2004       $15.501      $16.928           0
                                 2005       $16.928      $17.377           0
                                 2006       $18.758      $21.497           0
                                 2007       $18.503      $20.161           0
                                 2008       $20.161      $11.357           0
                                 2009       $11.357      $15.973           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.039      $14.522           0
                                 2004       $14.522      $17.604           0
                                 2005       $17.604      $18.758           0
                                 2006       $18.758      $21.497           0
                                 2007       $21.497      $20.555         530
                                 2008       $20.555      $13.487         562
                                 2009       $13.487      $17.064         541
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.221           0
                                 2005       $10.221      $10.254           0
                                 2006       $10.254      $10.449           0
                                 2007       $10.449      $10.911           0
                                 2008       $10.911      $11.500           0
                                 2009       $11.500      $11.614           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.985       3,732
                                 2007       $10.985      $12.034           0
                                 2008       $12.034      $ 8.434           0
                                 2009       $ 8.434      $10.189           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.599      $12.651           0
                                 2004       $12.651      $13.959           0
                                 2005       $13.959      $15.118         857
                                 2006       $15.118      $17.533       2,393
                                 2007       $17.533      $17.771         379
                                 2008       $17.771      $10.948         333
                                 2009       $10.948      $13.518         280
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.674      $16.828       1,937
                                 2004       $16.828      $20.558           0
                                 2005       $20.558      $25.664           0
                                 2006       $25.664      $32.204           0
                                 2007       $32.204      $40.624           0
                                 2008       $40.624      $18.820           0
                                 2009       $18.820      $31.819           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.377      $13.561           0
                                 2004       $13.561      $15.746         179
                                 2005       $15.746      $16.994         583
                                 2006       $16.994      $20.219           0
                                 2007       $20.219      $22.865         804
                                 2008       $22.865      $13.354         842
                                 2009       $13.354      $17.927         766

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.583      $12.853           0
                                 2004       $12.853      $14.446           0
                                 2005       $14.446      $13.716           0
                                 2006       $13.716      $15.154           0
                                 2007       $15.154      $16.476           0
                                 2008       $16.476      $17.142           0
                                 2009       $17.142      $19.929           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.899           0
                                 2005       $10.899      $11.420       2,540
                                 2006       $11.420      $12.826           0
                                 2007       $12.826      $13.407       2,540
                                 2008       $13.407      $ 9.368           0
                                 2009       $ 9.368      $11.560           0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.351           0
                                 2005       $10.351      $10.273       2,664
                                 2006       $10.273      $11.003           0
                                 2007       $11.003      $11.444       3,616
                                 2008       $11.444      $ 9.244         800
                                 2009       $ 9.244      $12.163         770
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.884           0
                                 2005       $10.884      $11.008       2,568
                                 2006       $11.008      $12.647           0
                                 2007       $12.647      $12.814       2,568
                                 2008       $12.814      $ 7.980           0
                                 2009       $ 7.980      $ 9.295           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.132           0
                                 2005       $11.132      $11.409       2,481
                                 2006       $11.409      $12.060           0
                                 2007       $12.060      $14.326       2,481
                                 2008       $14.326      $ 8.666           0
                                 2009       $ 8.666      $12.357           0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.115           0
                                 2005       $11.115      $11.784       2,403
                                 2006       $11.784      $12.956           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.956      $12.764       3,257
                                 2008       $12.764      $ 7.582         998
                                 2009       $ 7.582      $ 9.405         987
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.104      $13.059       2,496
                                 2004       $13.059      $14.045           0
                                 2005       $14.045      $14.265           0
                                 2006       $14.265      $15.492           0
                                 2007       $15.492      $15.703           0
                                 2008       $15.703      $ 8.673           0
                                 2009       $ 8.673      $10.331           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.099         636
                                 2005       $10.099      $10.124           0
                                 2006       $10.124      $10.407           0
                                 2007       $10.407      $10.611           0
                                 2008       $10.611      $ 6.333           0
                                 2009       $ 6.333      $ 6.765           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.260       2,809
                                 2004       $12.260      $12.805         636
                                 2005       $12.805      $13.154       1,188
                                 2006       $13.154      $13.876           0
                                 2007       $13.876      $15.475         704
                                 2008       $15.475      $ 8.237         906
                                 2009       $ 8.237      $11.632         798
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.079      $14.195       2,297
                                 2004       $14.195      $16.531           0
                                 2005       $16.531      $18.472           0
                                 2006       $18.472      $21.238           0
                                 2007       $21.238      $22.068           0
                                 2008       $22.068      $12.898           0
                                 2009       $12.898      $17.608           0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.727      $12.922           0
                                 2004       $12.922      $13.764         443
                                 2005       $13.764      $13.755         456
                                 2006       $13.755      $14.718           0
                                 2007       $14.718      $14.349         483
                                 2008       $14.349      $ 3.011       1,641
                                 2009       $ 3.011      $ 3.716       1,564

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.460      $12.599       2,587
                                 2004       $12.599      $13.471         452
                                 2005       $13.471      $13.955         450
                                 2006       $13.955      $15.688           0
                                 2007       $15.688      $16.005       2,476
                                 2008       $16.005      $ 9.622       2,855
                                 2009       $ 9.622      $12.064       2,784
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.710      $14.623           0
                                 2004       $14.623      $17.072           0
                                 2005       $17.072      $18.350           0
                                 2006       $18.350      $20.612           0
                                 2007       $20.612      $19.908         547
                                 2008       $19.908      $12.090         632
                                 2009       $12.090      $16.211         571
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.337      $12.356       2,638
                                 2004       $12.356      $14.456           0
                                 2005       $14.456      $15.860           0
                                 2006       $15.860      $15.957           0
                                 2007       $15.957      $16.573           0
                                 2008       $16.573      $ 8.245           0
                                 2009       $ 8.245      $10.682           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.243      $12.104         221
                                 2004       $12.104      $12.857       1,877
                                 2005       $12.857      $12.907       1,459
                                 2006       $12.907      $13.559           0
                                 2007       $13.559      $14.550       2,928
                                 2008       $14.550      $12.189       2,422
                                 2009       $12.189      $14.138       2,558
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.748      $12.398           0
                                 2004       $12.398      $13.252           0
                                 2005       $13.252      $13.887           0
                                 2006       $13.887      $15.354           0
                                 2007       $15.354      $15.481           0
                                 2008       $15.481      $10.112           0
                                 2009       $10.112      $13.393           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.989      $13.468         138
                                 2004       $13.468      $14.659         276
                                 2005       $14.659      $15.111           0
                                 2006       $15.111      $17.160           0
                                 2007       $17.160      $15.793           0
                                 2008       $15.793      $ 9.483           0
                                 2009       $ 9.483      $12.060           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.230      $11.271           0
                                 2004       $11.271      $11.828           0
                                 2005       $11.828      $13.117           0
                                 2006       $13.117      $13.209           0
                                 2007       $13.209      $12.860           0
                                 2008       $12.860      $10.447           0
                                 2009       $10.447      $12.895           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.861      $13.308           0
                                 2004       $13.308      $14.411           0
                                 2005       $14.411      $14.555           0
                                 2006       $14.555      $15.759           0
                                 2007       $15.759      $15.867           0
                                 2008       $15.867      $11.492           0
                                 2009       $11.492      $16.907           0
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.352      $10.414           0
                                 2004       $10.414      $10.653           0
                                 2005       $10.653      $10.683           0
                                 2006       $10.683      $10.939           0
                                 2007       $10.939      $11.274       1,933
                                 2008       $11.274      $ 8.402       1,765
                                 2009       $ 8.402      $12.070       1,554
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.571      $13.345         143
                                 2004       $13.345      $15.190         282
                                 2005       $15.190      $16.696           0
                                 2006       $16.696      $20.891           0
                                 2007       $20.891      $22.174           0
                                 2008       $22.174      $12.174           0
                                 2009       $12.174      $14.864           0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.688      $12.956           0
                                 2004       $12.956      $14.296         124
                                 2005       $14.296      $15.238         432
                                 2006       $15.238      $17.008           0
                                 2007       $17.008      $15.799           0
                                 2008       $15.799      $ 9.355           0
                                 2009       $ 9.355      $11.989           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.933      $ 9.823           0
                                 2004       $ 9.823      $ 9.689       1,257
                                 2005       $ 9.689      $ 9.732       1,290
                                 2006       $ 9.732      $ 9.953           0
                                 2007       $ 9.530      $10.215       3,491
                                 2008       $10.215      $10.264       2,392
                                 2009       $10.264      $10.075       3,013
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.975      $13.459       2,422
                                 2004       $13.459      $14.543           0
                                 2005       $14.543      $15.673           0
                                 2006       $15.673      $16.668           0
                                 2007       $16.668      $17.263           0
                                 2008       $17.263      $10.358           0
                                 2009       $10.358      $13.408           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.317      $14.533       2,374
                                 2004       $14.533      $16.433         258
                                 2005       $16.433      $17.048           0
                                 2006       $17.048      $19.375           0
                                 2007       $19.375      $18.050         604
                                 2008       $18.050      $ 9.767         767
                                 2009       $ 9.767      $ 9.191           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.837      $13.059         140
                                 2004       $13.059      $13.760         284
                                 2005       $13.760      $14.156           0
                                 2006       $14.156      $15.436           0
                                 2007       $15.436      $15.204           0
                                 2008       $15.204      $ 9.153           0
                                 2009       $ 9.153      $11.942           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.678      $12.050           0
                                 2004       $12.050      $12.773         477
                                 2005       $12.773      $13.013         482
                                 2006       $13.013      $14.268           0
                                 2007       $14.268      $14.109         491
                                 2008       $14.109      $ 8.193         606
                                 2009       $ 8.193      $10.082         573

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.642      $14.019        132
                                 2004       $14.019      $16.699        265
                                 2005       $16.699      $17.762          0
                                 2006       $17.762      $22.105          0
                                 2007       $22.105      $25.970          0
                                 2008       $25.970      $17.683          0
                                 2009       $17.683      $18.596          0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.794      $13.524          0
                                 2004       $13.524      $15.713          0
                                 2005       $15.713      $17.264          0
                                 2006       $17.264      $17.835          0
                                 2007       $17.835      $18.134          0
                                 2008       $18.134      $ 9.673          0
                                 2009       $ 9.673      $13.148          0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.574      $12.363          0
                                 2004       $12.363      $12.721          0
                                 2005       $12.721      $13.172          0
                                 2006       $13.172      $13.605          0
                                 2007       $13.605      $14.062          0
                                 2008       $14.062      $ 8.673          0
                                 2009       $ 8.673      $13.926          0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.096          0
                                 2005       $11.096      $12.078          0
                                 2006       $12.078      $12.415          0
                                 2007       $12.415      $14.300          0
                                 2008       $14.300      $ 7.447          0
                                 2009       $ 7.447      $11.408          0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.309          0
                                 2005       $11.309      $11.534          0
                                 2006       $11.534      $13.112          0
                                 2007       $13.112      $12.544        869
                                 2008       $12.544      $ 7.889        948
                                 2009       $ 7.889      $ 9.923        937
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.775      $13.317        210
                                 2004       $13.317      $14.888        420
                                 2005       $14.888      $16.003          0
                                 2006       $16.003      $18.181          0
                                 2007       $18.181      $18.258        597
                                 2008       $18.258      $12.124        616
                                 2009       $12.124      $14.740        630

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000          0
                                 2004       $10.000      $ 9.850          0
                                 2005       $ 9.850      $ 9.884          0
                                 2006       $ 9.884      $10.086          0
                                 2007       $10.086      $10.320          0
                                 2008       $10.320      $10.290          0
                                 2009       $10.290      $10.089          0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.925      $11.705          0
                                 2004       $11.705      $12.243          0
                                 2005       $12.243      $12.911          0
                                 2006       $12.911      $12.980          0
                                 2007       $12.980      $14.830          0
                                 2008       $14.830      $ 7.392          0
                                 2009       $ 7.392      $11.994          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.285      $13.835          0
                                 2004       $13.835      $14.919        408
                                 2005       $14.919      $16.389        383
                                 2006       $16.389      $17.790          0
                                 2007       $17.790      $18.540        374
                                 2008       $18.540      $15.441        318
                                 2009       $15.441      $19.681        296
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.933          0
                                 2005       $10.933      $11.501          0
                                 2006       $11.501      $12.684          0
                                 2007       $12.684      $12.842          0
                                 2008       $12.842      $ 9.726          0
                                 2009       $ 9.726      $11.671          0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.730          0
                                 2005       $10.730      $12.164          0
                                 2006       $12.164      $12.405          0
                                 2007       $12.405      $14.813          0
                                 2008       $14.813      $ 7.373          0
                                 2009       $ 7.373      $11.957          0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.705          0
                                 2005       $10.705      $12.111          0
                                 2006       $12.111      $12.316          0
                                 2007       $12.316      $14.677          0
                                 2008       $14.677      $ 7.282          0
                                 2009       $ 7.282      $11.781          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000          0
                                 2004       $10.000      $11.047          0
                                 2005       $11.047      $12.118          0
                                 2006       $12.118      $14.425          0
                                 2007       $14.425      $15.511          0
                                 2008       $15.511      $10.797          0
                                 2009       $10.797      $13.704          0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.803          0
                                 2007       $ 9.803      $11.773          0
                                 2008       $11.773      $ 6.133          0
                                 2009       $ 6.133      $ 9.455          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.552          0
                                 2004       $13.552      $15.791          0
                                 2005       $15.791      $17.463          0
                                 2006       $17.463      $19.132          0
                                 2007       $19.132      $19.295          0
                                 2008       $19.295      $11.258          0
                                 2009       $11.258      $16.173          0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.272        540
                                 2005       $11.272      $12.402        506
                                 2006       $12.402      $14.664        458
                                 2007       $14.664      $15.490        448
                                 2008       $15.490      $ 8.909        565
                                 2009       $ 8.909      $12.149        473
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.265          0
                                 2005       $11.265      $12.377          0
                                 2006       $12.377      $14.626          0
                                 2007       $14.626      $15.435          0
                                 2008       $15.435      $ 8.857          0
                                 2009       $ 8.857      $12.074          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.376      $14.470        127
                                 2004       $14.376      $19.288        254
                                 2005       $19.288      $22.061          0
                                 2006       $22.061      $29.754          0
                                 2007       $29.754      $24.110          0
                                 2008       $24.110      $14.629          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.629      $18.414          0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.370        750



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
         (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.9



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.235          0
                                 2007       $10.235      $11.754          0
                                 2008       $11.754      $ 6.595        566
                                 2009       $ 6.595      $ 8.747        577
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.426          0
                                 2007       $10.426      $11.066          0
                                 2008       $11.066      $ 8.108          0
                                 2009       $ 8.108      $ 9.840          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.455          0
                                 2007       $10.455      $11.256          0
                                 2008       $11.256      $ 7.406          0
                                 2009       $ 7.406      $ 9.321          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.464          0
                                 2007       $10.464      $11.380          0
                                 2008       $11.380      $ 6.888          0
                                 2009       $ 6.888      $ 8.847          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.317          0
                                 2007       $10.317      $10.698          0
                                 2008       $10.698      $ 9.353          0
                                 2009       $ 9.353      $10.498          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.713           0
                                 2007       $ 9.713      $11.630           0
                                 2008       $11.630      $ 6.289           0
                                 2009       $ 6.289      $ 8.893           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.787           0
                                 2007       $10.787      $11.107           0
                                 2008       $11.107      $ 6.834         793
                                 2009       $ 6.834      $ 8.451         788
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.845           0
                                 2007       $ 9.845      $11.116           0
                                 2008       $11.116      $ 6.573           0
                                 2009       $ 6.573      $ 8.994           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.704      $13.358       6,579
                                 2004       $13.358      $14.467      18,864
                                 2005       $14.467      $14.663      24,284
                                 2006       $14.663      $16.763      21,769
                                 2007       $16.763      $15.802      13,660
                                 2008       $15.802      $10.034      10,311
                                 2009       $10.034      $12.433       8,000
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.202           0
                                 2005       $11.202      $11.145       2,429
                                 2006       $11.145      $12.903       3,105
                                 2007       $12.903      $13.106       6,211
                                 2008       $13.106      $ 9.027       5,947
                                 2009       $ 9.027      $11.984       2,989
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.512           0
                                 2005       $10.512      $10.402       4,654
                                 2006       $10.402      $11.295       7,605
                                 2007       $11.295      $11.747       8,511
                                 2008       $11.747      $ 7.530       7,648
                                 2009       $ 7.530      $ 9.564       7,605
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.827      $15.504           0
                                 2004       $15.504      $16.922           0
                                 2005       $16.922      $17.363           0
                                 2006       $17.363      $18.479           0
                                 2007       $18.479      $20.124           0
                                 2008       $20.124      $11.330           0
                                 2009       $11.330      $15.927           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.045      $14.525       1,725
                                 2004       $14.525      $17.599       3,805
                                 2005       $17.599      $18.743       5,152
                                 2006       $18.743      $21.469       6,034
                                 2007       $21.469      $20.517       5,731
                                 2008       $20.517      $13.455       3,457
                                 2009       $13.455      $17.015       3,475
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.218           0
                                 2005       $10.218      $10.245       2,425
                                 2006       $10.245      $10.435       2,590
                                 2007       $10.435      $10.891       1,484
                                 2008       $10.891      $11.472       1,024
                                 2009       $11.472      $11.580       1,104
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.981           0
                                 2007       $10.981      $12.024         572
                                 2008       $12.024      $ 8.423         263
                                 2009       $ 8.423      $10.169         213
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.605      $12.654       1,899
                                 2004       $12.654      $13.955       4,849
                                 2005       $13.955      $15.106      10,723
                                 2006       $15.106      $17.510      11,212
                                 2007       $17.510      $17.738      14,262
                                 2008       $17.738      $10.922      11,808
                                 2009       $10.922      $13.480       9,631
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.681      $16.831       1,432
                                 2004       $16.831      $20.552       5,294
                                 2005       $20.552      $25.643       5,969
                                 2006       $25.643      $32.162       6,926
                                 2007       $32.162      $40.550       5,557
                                 2008       $40.550      $18.776       3,884
                                 2009       $18.776      $31.729       2,119
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.383      $13.564         642
                                 2004       $13.564      $15.741         812
                                 2005       $15.741      $16.980       1,077
                                 2006       $16.980      $20.192       3,449
                                 2007       $20.192      $22.823       8,080
                                 2008       $22.823      $13.323       7,841
                                 2009       $13.323      $17.876       5,940

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.589      $12.855           0
                                 2004       $12.855      $14.442           0
                                 2005       $14.442      $13.705           0
                                 2006       $13.705      $15.134           0
                                 2007       $15.134      $16.446           0
                                 2008       $16.446      $17.101           0
                                 2009       $17.101      $19.872           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.898           0
                                 2005       $10.898      $11.413       1,992
                                 2006       $11.413      $12.811       3,185
                                 2007       $12.811      $13.385       6,081
                                 2008       $13.385      $ 9.348       6,076
                                 2009       $ 9.348      $11.529       3,226
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.349           0
                                 2005       $10.349      $10.266       4,069
                                 2006       $10.266      $10.990       6,229
                                 2007       $10.990      $11.425       5,609
                                 2008       $11.425      $ 9.224       4,539
                                 2009       $ 9.224      $12.131       4,360
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.882           0
                                 2005       $10.882      $11.001           0
                                 2006       $11.001      $12.633           0
                                 2007       $12.633      $12.793           0
                                 2008       $12.793      $ 7.963           0
                                 2009       $ 7.963      $ 9.270           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.130           0
                                 2005       $11.130      $11.402       1,363
                                 2006       $11.402      $12.046       2,106
                                 2007       $12.046      $14.302       3,743
                                 2008       $14.302      $ 8.648       3,705
                                 2009       $ 8.648      $12.324       3,443
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.113       3,224
                                 2005       $11.113      $11.776       4,686
                                 2006       $11.776      $12.941       7,887

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.941      $12.743       9,227
                                 2008       $12.743      $ 7.566       6,152
                                 2009       $ 7.566      $ 9.379       6,145
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.110      $13.061           0
                                 2004       $13.061      $14.041       2,556
                                 2005       $14.041      $14.253       5,379
                                 2006       $14.253      $15.471       5,546
                                 2007       $15.471      $15.674       5,464
                                 2008       $15.674      $ 8.653       5,800
                                 2009       $ 8.653      $10.302       4,030
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.097           0
                                 2005       $10.097      $10.118           0
                                 2006       $10.118      $10.395       3,478
                                 2007       $10.395      $10.593       8,951
                                 2008       $10.593      $ 6.319       8,311
                                 2009       $ 6.319      $ 6.747      10,011
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.256       4,368
                                 2004       $12.256      $12.794       9,206
                                 2005       $12.794      $13.136      19,226
                                 2006       $13.136      $13.850      19,791
                                 2007       $13.850      $15.439      18,471
                                 2008       $15.439      $ 8.213      18,670
                                 2009       $ 8.213      $11.592      14,995
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.084      $14.198         948
                                 2004       $14.198      $16.526       3,189
                                 2005       $16.526      $18.457       4,832
                                 2006       $18.457      $21.210       4,584
                                 2007       $21.210      $22.027       4,342
                                 2008       $22.027      $12.868       4,039
                                 2009       $12.868      $17.558       2,243
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.734      $12.925       2,423
                                 2004       $12.925      $13.760       3,558
                                 2005       $13.760      $13.743       4,413
                                 2006       $13.743      $14.699       4,681
                                 2007       $14.699      $14.322       3,890
                                 2008       $14.322      $ 3.004       5,145
                                 2009       $ 3.004      $ 3.705       5,638

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.465      $12.602       2,935
                                 2004       $12.602      $13.467      17,826
                                 2005       $13.467      $13.943      18,195
                                 2006       $13.943      $15.668      10,962
                                 2007       $15.668      $15.975      11,153
                                 2008       $15.975      $ 9.599      10,389
                                 2009       $ 9.599      $12.030       8,296
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.716      $14.626       2,529
                                 2004       $14.626      $17.067       4,820
                                 2005       $17.067      $18.335       4,795
                                 2006       $18.335      $20.585       7,100
                                 2007       $20.585      $19.872       5,356
                                 2008       $19.872      $12.062       5,173
                                 2009       $12.062      $16.165       4,177
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.342      $12.359         265
                                 2004       $12.359      $14.452       3,028
                                 2005       $14.452      $15.847       2,902
                                 2006       $15.847      $15.936       2,899
                                 2007       $15.936      $16.543       4,043
                                 2008       $16.543      $ 8.226       3,899
                                 2009       $ 8.226      $10.652       1,782
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.249      $12.106       1,295
                                 2004       $12.106      $12.853       3,186
                                 2005       $12.853      $12.897       3,684
                                 2006       $12.897      $13.542       4,479
                                 2007       $13.542      $14.523       4,452
                                 2008       $14.523      $12.160       3,071
                                 2009       $12.160      $14.098       2,986
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.754      $12.401           0
                                 2004       $12.401      $13.248           0
                                 2005       $13.248      $13.876           0
                                 2006       $13.876      $15.334           0
                                 2007       $15.334      $15.453           0
                                 2008       $15.453      $10.088           0
                                 2009       $10.088      $13.355           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.995      $13.470       4,250
                                 2004       $13.470      $14.654       4,155
                                 2005       $14.654      $15.099       4,219
                                 2006       $15.099      $17.137       4,255
                                 2007       $17.137      $15.764       4,102
                                 2008       $15.764      $ 9.461       3,789
                                 2009       $ 9.461      $12.025       3,952

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.235      $11.274       1,030
                                 2004       $11.274      $11.825       1,595
                                 2005       $11.825      $13.106       1,968
                                 2006       $13.106      $13.191       2,007
                                 2007       $13.191      $12.837       1,107
                                 2008       $12.837      $10.422         981
                                 2009       $10.422      $12.858         970
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.868      $13.311       2,675
                                 2004       $13.311      $14.407       5,735
                                 2005       $14.407      $14.543       9,152
                                 2006       $14.543      $15.739       9,283
                                 2007       $15.739      $15.838       5,504
                                 2008       $15.838      $11.465       4,226
                                 2009       $11.465      $16.859       3,796
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.358      $10.416       1,522
                                 2004       $10.416      $10.650         799
                                 2005       $10.650      $10.674       4,473
                                 2006       $10.674      $10.924       7,642
                                 2007       $10.924      $11.253       8,168
                                 2008       $11.253      $ 8.382       6,107
                                 2009       $ 8.382      $12.036       5,449
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.577      $13.348       1,036
                                 2004       $13.348      $15.185       1,188
                                 2005       $15.185      $16.683       3,756
                                 2006       $16.683      $20.863       6,101
                                 2007       $20.863      $22.134       4,819
                                 2008       $22.134      $12.146       4,727
                                 2009       $12.146      $14.821       4,145
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.694      $12.958           0
                                 2004       $12.958      $14.291           0
                                 2005       $14.291      $15.226           0
                                 2006       $15.226      $16.986       7,833
                                 2007       $16.986      $15.770           0
                                 2008       $15.770      $ 9.333           0
                                 2009       $ 9.333      $11.955           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.939      $ 9.828       2,102
                                 2004       $ 9.828      $ 9.686       2,918
                                 2005       $ 9.686      $ 9.724       6,616
                                 2006       $ 9.724      $ 9.939       8,656
                                 2007       $ 9.939      $10.196      41,275
                                 2008       $10.196      $10.239      33,432
                                 2009       $10.239      $10.046      34,191
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.981      $13.461       3,369
                                 2004       $13.461      $14.539       5,646
                                 2005       $14.539      $15.660       2,407
                                 2006       $15.660      $16.646       2,277
                                 2007       $16.646      $17.231       2,278
                                 2008       $17.231      $10.334       2,162
                                 2009       $10.334      $13.369         152
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.323      $14.536       3,089
                                 2004       $14.536      $16.428       3,533
                                 2005       $16.428      $17.034       5,325
                                 2006       $17.034      $19.350       7,460
                                 2007       $19.350      $18.017       8,597
                                 2008       $18.017      $ 9.745       8,878
                                 2009       $ 9.745      $ 9.169           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.843      $13.062         845
                                 2004       $13.062      $13.756           0
                                 2005       $13.756      $14.144           0
                                 2006       $14.144      $15.416           0
                                 2007       $15.416      $15.177           0
                                 2008       $15.177      $ 9.131           0
                                 2009       $ 9.131      $11.908           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.684      $12.052       1,126
                                 2004       $12.052      $12.769       1,043
                                 2005       $12.769      $13.003       2,219
                                 2006       $13.003      $14.250       2,210
                                 2007       $14.250      $14.083       2,254
                                 2008       $14.083      $ 8.173       2,255
                                 2009       $ 8.173      $10.053       2,307

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.649      $14.021         687
                                 2004       $14.021      $16.694         809
                                 2005       $16.694      $17.748         791
                                 2006       $17.748      $22.076         747
                                 2007       $22.076      $25.922         665
                                 2008       $25.922      $17.641         257
                                 2009       $17.641      $18.543         329
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.800      $13.527       1,322
                                 2004       $13.527      $15.709       3,475
                                 2005       $15.709      $17.250       1,208
                                 2006       $17.250      $17.811       1,316
                                 2007       $17.811      $18.101       1,067
                                 2008       $18.101      $ 9.651         945
                                 2009       $ 9.651      $13.110         968
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.580      $12.366       4,181
                                 2004       $12.366      $12.717       6,965
                                 2005       $12.717      $13.161       5,043
                                 2006       $13.161      $13.587       5,530
                                 2007       $13.587      $14.036       4,175
                                 2008       $14.036      $ 8.653       3,458
                                 2009       $ 8.653      $13.886       3,195
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.092       1,549
                                 2005       $11.092      $12.068       5,023
                                 2006       $12.068      $12.398       1,514
                                 2007       $12.398      $14.274       1,457
                                 2008       $14.274      $ 7.430       1,445
                                 2009       $ 7.430      $11.375       1,430
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.305           0
                                 2005       $11.305      $11.524       1,510
                                 2006       $11.524      $13.094       2,727
                                 2007       $13.094      $12.521       2,770
                                 2008       $12.521      $ 7.870       2,807
                                 2009       $ 7.870      $ 9.894       2,819
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.781      $13.320       1,295
                                 2004       $13.320      $14.883       1,602
                                 2005       $14.883      $15.990       4,604
                                 2006       $15.990      $18.157       4,674
                                 2007       $18.157      $18.224       3,947
                                 2008       $18.224      $12.096       3,324
                                 2009       $12.096      $14.698       3,229

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.845         937
                                 2005       $ 9.845      $ 9.874       2,093
                                 2006       $ 9.874      $10.071       2,208
                                 2007       $10.071      $10.299         986
                                 2008       $10.299      $10.264         769
                                 2009       $10.264      $10.058           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.931      $11.708       3,843
                                 2004       $11.708      $12.240       3,800
                                 2005       $12.240      $12.900       6,581
                                 2006       $12.900      $12.963       6,840
                                 2007       $12.963      $14.803       7,673
                                 2008       $14.803      $ 7.375       6,797
                                 2009       $ 7.375      $11.960       5,392
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.292      $13.838         302
                                 2004       $13.838      $14.914         728
                                 2005       $14.914      $16.376       1,403
                                 2006       $16.376      $17.767       1,585
                                 2007       $17.767      $18.506         897
                                 2008       $18.506      $15.405         658
                                 2009       $15.405      $19.625         632
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.929           0
                                 2005       $10.929      $11.492           0
                                 2006       $11.492      $12.667           0
                                 2007       $12.667      $12.818           0
                                 2008       $12.818      $ 9.703           0
                                 2009       $ 9.703      $11.637           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.727       5,451
                                 2005       $10.727      $12.153      16,669
                                 2006       $12.153      $12.388      16,905
                                 2007       $12.388      $14.785      14,000
                                 2008       $14.785      $ 7.355      15,311
                                 2009       $ 7.355      $11.923      11,326
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.701           0
                                 2005       $10.701      $12.100           0
                                 2006       $12.100      $12.300           0
                                 2007       $12.300      $14.650           0
                                 2008       $14.650      $ 7.265       1,279
                                 2009       $ 7.265      $11.747           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.041           0
                                 2005       $11.041      $12.106       2,461
                                 2006       $12.106      $14.403       2,397
                                 2007       $14.403      $15.480       2,334
                                 2008       $15.480      $10.770       2,356
                                 2009       $10.770      $13.662       2,271
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.799       1,573
                                 2007       $ 9.799      $11.763       5,633
                                 2008       $11.763      $ 6.125       5,723
                                 2009       $ 6.125      $ 9.437       3,454
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.547           0
                                 2004       $13.547      $15.778         138
                                 2005       $15.778      $17.439       2,745
                                 2006       $17.439      $19.097         940
                                 2007       $19.097      $19.249       2,073
                                 2008       $19.249      $11.225       1,829
                                 2009       $11.225      $16.118         240
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.268      11,641
                                 2005       $11.268      $12.391      10,565
                                 2006       $12.391      $14.644       9,705
                                 2007       $14.644      $15.461       2,423
                                 2008       $15.461      $ 8.887       2,335
                                 2009       $ 8.887      $12.113         109
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.261           0
                                 2005       $11.261      $12.366         156
                                 2006       $12.366      $14.606         785
                                 2007       $14.606      $15.406       1,631
                                 2008       $15.406      $ 8.836       1,593
                                 2009       $ 8.836      $12.039       1,474
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.382      $14.473         567
                                 2004       $14.473      $19.283       3,106
                                 2005       $19.283      $22.044       4,080
                                 2006       $22.044      $29.715       3,875
                                 2007       $29.715      $24.066       4,440
                                 2008       $24.066      $14.595       2,224

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.595      $18.361       2,311
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.335       6,035



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
  PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION,
  BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.95



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.231         0
                                 2007       $10.231      $11.743         0
                                 2008       $11.743      $ 6.586         0
                                 2009       $ 6.586      $ 8.731         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.422         0
                                 2007       $10.422      $11.057         0
                                 2008       $11.057      $ 8.097         0
                                 2009       $ 8.097      $ 9.822         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.452         0
                                 2007       $10.452      $11.246         0
                                 2008       $11.246      $ 7.396         0
                                 2009       $ 7.396      $ 9.303         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.461         0
                                 2007       $10.461      $11.370         0
                                 2008       $11.370      $ 6.879         0
                                 2009       $ 6.879      $ 8.831         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.313         0
                                 2007       $10.313      $10.688         0
                                 2008       $10.688      $ 9.340         0
                                 2009       $ 9.340      $10.478         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.710           0
                                 2007       $ 9.710      $11.620           0
                                 2008       $11.620      $ 6.280           0
                                 2009       $ 6.280      $ 8.876           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.783           0
                                 2007       $10.783      $11.098           0
                                 2008       $11.098      $ 6.825           0
                                 2009       $ 6.825      $ 8.435           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.841           0
                                 2007       $ 9.841      $11.107           0
                                 2008       $11.107      $ 6.564           0
                                 2009       $ 6.564      $ 8.977           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.840           0
                                 2003       $10.840      $13.335           0
                                 2004       $13.335      $14.434       2,037
                                 2005       $14.434      $14.623         726
                                 2006       $14.623      $16.709           0
                                 2007       $16.709      $15.743           0
                                 2008       $15.743      $ 9.991       5,474
                                 2009       $ 9.991      $12.374       5,468
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.198           0
                                 2005       $11.198      $11.135           0
                                 2006       $11.135      $12.885           0
                                 2007       $12.885      $13.082           0
                                 2008       $13.082      $ 9.005           0
                                 2009       $ 9.005      $11.949           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.511           0
                                 2005       $10.511      $10.395           0
                                 2006       $10.395      $11.282           0
                                 2007       $11.282      $11.727         540
                                 2008       $11.727      $ 7.513         620
                                 2009       $ 7.513      $ 9.539         591
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.524           0
                                 2003       $11.524      $15.478           0
                                 2004       $15.478      $16.885           0
                                 2005       $16.885      $17.315           0
                                 2006       $17.315      $18.419           0
                                 2007       $18.419      $20.049           0
                                 2008       $20.049      $11.282           0
                                 2009       $11.282      $15.851           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.214           0
                                 2003       $11.214      $14.500         246
                                 2004       $14.500      $17.560         804
                                 2005       $17.560      $18.691       1,047
                                 2006       $18.691      $21.399           0
                                 2007       $21.399      $20.440         249
                                 2008       $20.440      $13.398         646
                                 2009       $13.398      $16.934         664
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.214           0
                                 2005       $10.214      $10.237           0
                                 2006       $10.237      $10.421           0
                                 2007       $10.421      $10.870           0
                                 2008       $10.870      $11.445           0
                                 2009       $11.445      $11.547           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.977           0
                                 2007       $10.977      $12.014           0
                                 2008       $12.014      $ 8.411           0
                                 2009       $ 8.411      $10.150           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.314           0
                                 2003       $10.314      $12.632         893
                                 2004       $12.632      $13.923       4,939
                                 2005       $13.923      $15.065       3,942
                                 2006       $15.065      $17.453           0
                                 2007       $17.453      $17.672       4,130
                                 2008       $17.672      $10.876       2,427
                                 2009       $10.876      $13.415       2,455
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.222           0
                                 2003       $11.222      $16.802           0
                                 2004       $16.802      $20.506         232
                                 2005       $20.506      $25.573         388
                                 2006       $25.573      $32.057         728
                                 2007       $32.057      $40.397           0
                                 2008       $40.397      $18.696           0
                                 2009       $18.696      $31.577           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.465           0
                                 2003       $10.465      $13.540          88
                                 2004       $13.540      $15.706         848
                                 2005       $15.706      $16.934         834
                                 2006       $16.934      $20.126           0
                                 2007       $20.126      $22.738       1,796
                                 2008       $22.738      $13.266       1,793
                                 2009       $13.266      $17.791       1,791
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.711           0
                                 2003       $10.711      $12.833           0
                                 2004       $12.833      $14.409           0
                                 2005       $14.409      $13.668           0
                                 2006       $13.668      $15.084           0
                                 2007       $15.084      $16.384           0
                                 2008       $16.384      $17.028           0
                                 2009       $17.028      $19.777           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.897           0
                                 2005       $10.897      $11.405           0
                                 2006       $11.405      $12.796           0
                                 2007       $12.796      $13.363           0
                                 2008       $13.363      $ 9.327           0
                                 2009       $ 9.327      $11.499           0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.348           0
                                 2005       $10.348      $10.260           0
                                 2006       $10.260      $10.977           0
                                 2007       $10.977      $11.406      11,751
                                 2008       $11.406      $ 9.204       4,992
                                 2009       $ 9.204      $12.098       4,972
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.881           0
                                 2005       $10.881      $10.994           0
                                 2006       $10.994      $12.619           0
                                 2007       $12.619      $12.771           0
                                 2008       $12.771      $ 7.946           0
                                 2009       $ 7.946      $ 9.245           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.129           0
                                 2005       $11.129      $11.395           0
                                 2006       $11.395      $12.032           0
                                 2007       $12.032      $14.279           0
                                 2008       $14.279      $ 8.629           0
                                 2009       $ 8.629      $12.291           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.112          0
                                 2005       $11.112      $11.769          0
                                 2006       $11.769      $12.926          0
                                 2007       $12.926      $12.722          0
                                 2008       $12.722      $ 7.550          0
                                 2009       $ 7.550      $ 9.354          0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.686          0
                                 2003       $10.686      $13.039          0
                                 2004       $13.039      $14.009          0
                                 2005       $14.009      $14.214          0
                                 2006       $14.214      $15.421          0
                                 2007       $15.421      $15.615          0
                                 2008       $15.615      $ 8.616        789
                                 2009       $ 8.616      $10.253        782
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.096          0
                                 2005       $10.096      $10.111          0
                                 2006       $10.111      $10.383          0
                                 2007       $10.383      $10.575          0
                                 2008       $10.575      $ 6.305          0
                                 2009       $ 6.305      $ 6.729          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.252          0
                                 2004       $12.252      $12.783          0
                                 2005       $12.783      $13.118          0
                                 2006       $13.118      $13.824          0
                                 2007       $13.824      $15.402        206
                                 2008       $15.402      $ 8.190        284
                                 2009       $ 8.190      $11.553        244
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.138          0
                                 2003       $10.138      $14.174          0
                                 2004       $14.174      $16.489          0
                                 2005       $16.489      $18.406          0
                                 2006       $18.406      $21.141          0
                                 2007       $21.141      $21.945          0
                                 2008       $21.945      $12.813          0
                                 2009       $12.813      $17.474          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.651           0
                                 2003       $10.651      $12.903           0
                                 2004       $12.903      $13.729           0
                                 2005       $13.729      $13.706           0
                                 2006       $13.706      $14.651           0
                                 2007       $14.651      $14.268           0
                                 2008       $14.268      $ 2.992           0
                                 2009       $ 2.992      $ 3.687           0
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.167           0
                                 2003       $10.167      $12.580       4,645
                                 2004       $12.580      $13.437       4,427
                                 2005       $13.437      $13.905       4,889
                                 2006       $13.905      $15.617           0
                                 2007       $15.617      $15.915       5,091
                                 2008       $15.915      $ 9.558       5,121
                                 2009       $ 9.558      $11.972       5,019
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.344           0
                                 2003       $10.344      $14.601       3,882
                                 2004       $14.601      $17.029       1,547
                                 2005       $17.029      $18.285       1,667
                                 2006       $18.285      $20.518           0
                                 2007       $20.518      $19.797       1,160
                                 2008       $19.797      $12.010       1,152
                                 2009       $12.010      $16.088       1,140
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.050           0
                                 2003       $10.050      $12.338           0
                                 2004       $12.338      $14.420           0
                                 2005       $14.420      $15.803           0
                                 2006       $15.803      $15.884           0
                                 2007       $15.884      $16.480           0
                                 2008       $16.480      $ 8.190           0
                                 2009       $ 8.190      $10.601           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.541           0
                                 2003       $10.541      $12.085           0
                                 2004       $12.085      $12.824           0
                                 2005       $12.824      $12.862           0
                                 2006       $12.862      $13.498           0
                                 2007       $13.498      $14.469         876
                                 2008       $14.469      $12.108         760
                                 2009       $12.108      $14.030         810

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.378           0
                                 2003       $10.378      $12.379           0
                                 2004       $12.379      $13.218       1,421
                                 2005       $13.218      $13.838           0
                                 2006       $13.838      $15.284           0
                                 2007       $15.284      $15.395           0
                                 2008       $15.395      $10.045           0
                                 2009       $10.045      $13.291           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.787           0
                                 2003       $10.787      $13.447           0
                                 2004       $13.447      $16.622           0
                                 2005       $14.622      $15.058           0
                                 2006       $15.058      $17.081           0
                                 2007       $17.081      $15.704           0
                                 2008       $15.704      $ 9.421         554
                                 2009       $ 9.421      $11.968         549
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.714           0
                                 2003       $ 9.714      $11.254         209
                                 2004       $11.254      $11.798         284
                                 2005       $11.798      $13.070         331
                                 2006       $13.070      $13.148           0
                                 2007       $13.148      $12.788         400
                                 2008       $12.788      $10.378         307
                                 2009       $10.378      $12.797         332
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.730           0
                                 2003       $10.730      $13.288           0
                                 2004       $13.288      $14.374           0
                                 2005       $14.374      $14.503           0
                                 2006       $14.503      $15.687           0
                                 2007       $15.687      $15.779           0
                                 2008       $15.779      $11.416           0
                                 2009       $11.416      $16.778           0
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.175           0
                                 2003       $10.175      $10.398           0
                                 2004       $10.398      $10.626           0
                                 2005       $10.626      $10.645           0
                                 2006       $10.645      $10.889           0
                                 2007       $10.889      $11.211         848
                                 2008       $11.211      $ 8.346         831
                                 2009       $ 8.346      $11.978         712

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.594           0
                                 2003       $10.594      $13.325           0
                                 2004       $13.594      $15.152       1,383
                                 2005       $15.152      $16.637       1,583
                                 2006       $16.637      $20.795           0
                                 2007       $20.795      $22.050       1,836
                                 2008       $22.050      $12.094       1,824
                                 2009       $12.094      $14.750       1,804
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.397           0
                                 2003       $10.397      $12.936           0
                                 2004       $12.936      $14.259           0
                                 2005       $14.259      $15.184           0
                                 2006       $15.184      $16.930           0
                                 2007       $16.930      $15.710           0
                                 2008       $15.710      $ 9.294           0
                                 2009       $ 9.294      $11.898           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.975           0
                                 2003       $ 9.975      $ 9.811           0
                                 2004       $ 9.811      $ 9.664         659
                                 2005       $ 9.664      $ 9.697           0
                                 2006       $ 9.697      $ 9.907           0
                                 2007       $ 9.907      $10.158       3,943
                                 2008       $10.158      $10.196         698
                                 2009       $10.196      $ 9.998         871
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.369           0
                                 2003       $10.369      $13.438           0
                                 2004       $13.369      $14.506           0
                                 2005       $14.506      $15.617           0
                                 2006       $15.617      $16.592           0
                                 2007       $16.592      $17.166           0
                                 2008       $17.166      $10.290         516
                                 2009       $10.290      $13.306         511
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.193           0
                                 2003       $11.193      $14.511         492
                                 2004       $14.511      $16.392       1,706
                                 2005       $16.392      $16.987         656
                                 2006       $16.987      $19.287       1,128
                                 2007       $19.287      $17.949       1,079
                                 2008       $17.949      $ 9.703       1,068
                                 2009       $ 9.703      $ 9.130           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.632           0
                                 2003       $10.632      $13.039       3,770
                                 2004       $13.039      $13.725       1,199
                                 2005       $13.725      $14.105         597
                                 2006       $14.105      $15.366           0
                                 2007       $15.366      $15.119           0
                                 2008       $15.119      $ 9.092           0
                                 2009       $ 9.092      $11.851           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.504           0
                                 2003       $10.504      $12.031         390
                                 2004       $12.031      $12.740         519
                                 2005       $12.740      $12.967         668
                                 2006       $12.967      $14.203           0
                                 2007       $14.203      $14.030         742
                                 2008       $14.030      $ 8.139         797
                                 2009       $ 8.139      $10.005         843
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.459           0
                                 2003       $11.459      $13.997           0
                                 2004       $13.997      $16.657           0
                                 2005       $16.657      $17.699           0
                                 2006       $17.699      $22.004           0
                                 2007       $22.004      $25.825           0
                                 2008       $25.825      $17.566           0
                                 2009       $17.566      $18.455           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.362           0
                                 2003       $10.362      $13.504           0
                                 2004       $13.504      $15.674           0
                                 2005       $15.674      $17.203           0
                                 2006       $17.203      $17.753           0
                                 2007       $17.753      $18.033           0
                                 2008       $18.033      $ 9.609           0
                                 2009       $ 9.609      $13.047           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.099           0
                                 2003       $10.099      $12.345         379
                                 2004       $12.345      $12.689         521
                                 2005       $12.689      $13.125         650
                                 2006       $13.125      $13.543           0
                                 2007       $13.543      $13.983         743
                                 2008       $13.983      $ 8.616       1,356
                                 2009       $ 8.616      $13.820       1,245

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.088           0
                                 2005       $11.088      $12.058           0
                                 2006       $12.058      $12.381           0
                                 2007       $12.381      $14.247           0
                                 2008       $14.247      $ 7.412           0
                                 2009       $ 7.412      $11.342           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.301           0
                                 2005       $11.301      $11.514           0
                                 2006       $11.514      $13.077           0
                                 2007       $13.077      $12.497         253
                                 2008       $12.497      $ 7.851         297
                                 2009       $ 7.851      $ 9.866         286
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.642           0
                                 2003       $10.642      $13.297       3,961
                                 2004       $13.297      $14.850       3,901
                                 2005       $14.850      $15.946       1,663
                                 2006       $15.946      $18.098           0
                                 2007       $18.098      $18.156       1,944
                                 2008       $18.156      $12.044         370
                                 2009       $12.044      $14.628         367
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.840           0
                                 2005       $ 9.840      $ 9.864           0
                                 2006       $ 9.864      $10.056           0
                                 2007       $10.056      $10.278           0
                                 2008       $10.278      $10.238           0
                                 2009       $10.238      $10.027           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.401           0
                                 2003       $ 9.401      $11.687         399
                                 2004       $11.687      $12.212         543
                                 2005       $12.212      $12.865         660
                                 2006       $12.865      $12.921           0
                                 2007       $12.921      $14.747         704
                                 2008       $14.747      $ 7.343       2,185
                                 2009       $ 7.343      $11.903       2,092

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.049           0
                                 2003       $11.049      $13.814           0
                                 2004       $13.814      $14.881           0
                                 2005       $14.881      $16.331           0
                                 2006       $16.331      $17.709           0
                                 2007       $17.709      $18.436           0
                                 2008       $18.436      $15.339           0
                                 2009       $15.339      $19.531           0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.926           0
                                 2005       $10.926      $11.482           0
                                 2006       $11.482      $12.650           0
                                 2007       $12.650      $12.794           0
                                 2008       $12.794      $ 9.680           0
                                 2009       $ 9.680      $11.603           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.723       1,891
                                 2005       $10.723      $12.143       4,014
                                 2006       $12.143      $12.372       4,343
                                 2007       $12.372      $14.757       1,266
                                 2008       $14.757      $ 7.338         359
                                 2009       $ 7.338      $11.888         354
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.698           0
                                 2005       $10.698      $12.090           0
                                 2006       $12.090      $12.283           0
                                 2007       $12.283      $14.623           0
                                 2008       $14.623      $ 7.248           0
                                 2009       $ 7.248      $11.713           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.036           0
                                 2005       $11.036      $12.094           0
                                 2006       $12.094      $14.381           0
                                 2007       $14.381      $15.448           0
                                 2008       $15.448      $10.742           0
                                 2009       $10.742      $13.620           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.796           0
                                 2007       $ 9.796      $11.753           0
                                 2008       $11.753      $ 6.116           0
                                 2009       $ 6.116      $ 9.419           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.543           0
                                 2004       $13.543      $15.764           0
                                 2005       $15.764      $17.415           0
                                 2006       $17.415      $19.061       1,127
                                 2007       $19.061      $19.203           0
                                 2008       $19.203      $11.193           0
                                 2009       $11.193      $16.063           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.264       1,761
                                 2005       $11.264      $12.381       2,666
                                 2006       $12.381      $14.624         500
                                 2007       $14.624      $15.432         405
                                 2008       $15.432      $ 8.866           0
                                 2009       $ 8.866      $12.078           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.258           0
                                 2005       $11.258      $12.356           0
                                 2006       $12.356      $14.586           0
                                 2007       $14.586      $15.377           0
                                 2008       $15.377      $ 8.815           0
                                 2009       $ 8.815      $12.004           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.690           0
                                 2003       $10.690      $14.448           0
                                 2004       $14.690      $19.240           0
                                 2005       $19.240      $21.983           0
                                 2006       $21.983      $29.619           0
                                 2007       $29.619      $23.975           0
                                 2008       $23.975      $14.532         360
                                 2009       $14.532      $18.273         357
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.276       1,024



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH
    BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE
              EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.0



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.228         0
                                 2007       $10.228      $11.733         0
                                 2008       $11.733      $ 6.577         0
                                 2009       $ 6.577      $ 8.714         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.419         0
                                 2007       $10.419      $11.048         0
                                 2008       $11.048      $ 8.086         0
                                 2009       $ 8.086      $ 9.803         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.448         0
                                 2007       $10.448      $11.237         0
                                 2008       $11.237      $ 7.385         0
                                 2009       $ 7.385      $ 9.286         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.457         0
                                 2007       $10.457      $11.360         0
                                 2008       $11.360      $ 6.870         0
                                 2009       $ 6.870      $ 8.814         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.310         0
                                 2007       $10.310      $10.679         0
                                 2008       $10.679      $ 9.327         0
                                 2009       $ 9.327      $10.459         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.706         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.706      $11.610         0
                                 2008       $11.610      $ 6.271         0
                                 2009       $ 6.271      $ 8.859         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.779         0
                                 2007       $10.779      $11.088         0
                                 2008       $11.088      $ 6.815         0
                                 2009       $ 6.815      $ 8.419         0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.838         0
                                 2007       $ 9.838      $11.097         0
                                 2008       $11.097      $ 6.555         0
                                 2009       $ 6.555      $ 8.960         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.690      $13.330         0
                                 2004       $13.330      $14.422         0
                                 2005       $14.422      $14.603         0
                                 2006       $14.603      $16.677         0
                                 2007       $16.677      $15.705         0
                                 2008       $15.705      $ 9.962         0
                                 2009       $ 9.962      $12.332         0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.194         0
                                 2005       $11.194      $11.126         0
                                 2006       $11.126      $12.868         0
                                 2007       $12.868      $13.057         0
                                 2008       $13.057      $ 8.984         0
                                 2009       $ 8.984      $11.915         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.509         0
                                 2005       $10.509      $10.389         0
                                 2006       $10.389      $11.269         0
                                 2007       $11.269      $11.708         0
                                 2008       $11.708      $ 7.497         0
                                 2009       $ 7.497      $ 9.513         0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.811      $15.472         0
                                 2004       $15.472      $16.780         0
                                 2005       $16.870      $17.292         0
                                 2006       $17.292      $18.384         0
                                 2007       $18.384      $20.001         0
                                 2008       $20.001      $11.249         0
                                 2009       $11.249      $15.797         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.030      $14.495        157
                                 2004       $14.495      $17.545        140
                                 2005       $17.545      $18.666        272
                                 2006       $18.666      $21.359          0
                                 2007       $21.359      $20.391        271
                                 2008       $20.391      $13.359        276
                                 2009       $13.359      $16.876        235
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.211          0
                                 2005       $10.211      $10.228          0
                                 2006       $10.228      $10.406          0
                                 2007       $10.406      $10.850          0
                                 2008       $10.850      $11.418          0
                                 2009       $11.418      $11.513          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.974          0
                                 2007       $10.974      $12.004          0
                                 2008       $12.004      $ 8.400          0
                                 2009       $ 8.400      $10.131          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.590      $12.628        177
                                 2004       $12.628      $13.912        177
                                 2005       $13.912      $15.044        340
                                 2006       $15.044      $17.420          0
                                 2007       $17.420      $17.630        314
                                 2008       $17.630      $10.844        317
                                 2009       $10.844      $13.370        298
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.665      $16.796          0
                                 2004       $16.796      $20.488          0
                                 2005       $20.488      $25.538          0
                                 2006       $25.538      $31.997          0
                                 2007       $31.997      $40.301          0
                                 2008       $40.301      $18.642          0
                                 2009       $18.642      $31.470          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.368      $13.536          0
                                 2004       $13.536      $15.692          0
                                 2005       $15.692      $16.911          0
                                 2006       $16.911      $20.089          0
                                 2007       $20.089      $22.683          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.683      $13.228         0
                                 2009       $13.228      $17.730         0
TEMPLETON GLOBAL BOND SECURITIES FUND FORMERLY, FTVIP TEMPLETON GLOBAL INCOME
  SECURITIES FUND - CLASS 2
                                 2003       $11.573      $12.829         0
                                 2004       $12.829      $14.397         0
                                 2005       $14.397      $13.649         0
                                 2006       $13.649      $15.056         0
                                 2007       $15.056      $16.345         0
                                 2008       $16.345      $16.979         0
                                 2009       $16.979      $19.710         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.895         0
                                 2005       $10.895      $11.398         0
                                 2006       $11.398      $12.782         0
                                 2007       $12.782      $13.341         0
                                 2008       $13.341      $ 9.307         0
                                 2009       $ 9.307      $11.468         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.347         0
                                 2005       $10.347      $10.253         0
                                 2006       $10.253      $10.965         0
                                 2007       $10.965      $11.387         0
                                 2008       $11.387      $ 9.184         0
                                 2009       $ 9.184      $12.066         0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.880         0
                                 2005       $10.880      $10.988         0
                                 2006       $10.988      $12.604         0
                                 2007       $12.604      $12.750         0
                                 2008       $12.750      $ 7.928         0
                                 2009       $ 7.928      $ 9.220         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.127         0
                                 2005       $11.127      $11.388         0
                                 2006       $11.388      $12.018         0
                                 2007       $12.018      $14.255         0
                                 2008       $14.255      $ 8.610         0
                                 2009       $ 8.610      $12.258         0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.110         0
                                 2005       $11.110      $11.761         0
                                 2006       $11.761      $12.912         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.912      $12.701           0
                                 2008       $12.701      $ 7.533           0
                                 2009       $ 7.533      $ 9.329           0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.095      $13.034           0
                                 2004       $13.034      $13.998           0
                                 2005       $13.998      $14.195           0
                                 2006       $14.195      $15.392           0
                                 2007       $15.392      $15.578           0
                                 2008       $15.578      $ 8.591           0
                                 2009       $ 8.591      $10.218           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.095           0
                                 2005       $10.095      $10.105           0
                                 2006       $10.105      $10.371           0
                                 2007       $10.371      $10.558           0
                                 2008       $10.558      $ 6.291           0
                                 2009       $ 6.291      $ 6.711           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.248           0
                                 2004       $12.248      $12.772           0
                                 2005       $12.772      $13.100           0
                                 2006       $13.100      $13.799           0
                                 2007       $13.799      $15.365           0
                                 2008       $15.365      $ 8.166           0
                                 2009       $ 8.166      $11.513           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.070      $14.169           0
                                 2004       $14.169      $16.475           0
                                 2005       $16.475      $18.381           0
                                 2006       $18.381      $21.102           0
                                 2007       $21.102      $21.892           0
                                 2008       $21.892      $12.776           0
                                 2009       $12.776      $17.414           0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.718      $12.898         340
                                 2004       $12.898      $13.718         350
                                 2005       $13.718      $13.687         733
                                 2006       $13.687      $14.623           0
                                 2007       $14.623      $14.234         770
                                 2008       $14.234      $ 2.983       1,267
                                 2009       $ 2.983      $ 3.675       2,216

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.451      $12.576           0
                                 2004       $12.576      $13.425           0
                                 2005       $13.425      $13.886           0
                                 2006       $13.886      $15.588           0
                                 2007       $15.588      $15.877           0
                                 2008       $15.877      $ 9.531           0
                                 2009       $ 9.531      $11.932           0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.701      $14.596           0
                                 2004       $14.596      $17.015           0
                                 2005       $17.015      $18.260           0
                                 2006       $18.260      $20.479           0
                                 2007       $20.479      $19.750           0
                                 2008       $19.750      $11.975           0
                                 2009       $11.975      $16.033           0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.328      $12.333           0
                                 2004       $12.333      $14.407           0
                                 2005       $14.407      $15.782           0
                                 2006       $15.782      $15.854           0
                                 2007       $15.854      $16.441           0
                                 2008       $16.441      $ 8.167           0
                                 2009       $ 8.167      $10.565           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.233      $12.081         724
                                 2004       $12.081      $12.813         757
                                 2005       $12.813      $12.844       1,561
                                 2006       $12.844      $13.472           0
                                 2007       $13.472      $14.434       1,541
                                 2008       $14.434      $12.073       1,118
                                 2009       $12.073      $13.983       1,125
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.739      $12.375           0
                                 2004       $12.375      $13.207           0
                                 2005       $13.207      $13.819           0
                                 2006       $13.819      $15.255           0
                                 2007       $15.255      $15.358           0
                                 2008       $15.358      $10.016           0
                                 2009       $10.016      $13.246           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.980      $13.443           0
                                 2004       $13.443      $14.609           0
                                 2005       $14.609      $15.037           0
                                 2006       $15.037      $17.049           0
                                 2007       $17.049      $15.667           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.667      $ 9.394          0
                                 2009       $ 9.394      $11.927          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.221      $11.251          0
                                 2004       $11.251      $11.788          0
                                 2005       $11.788      $13.052          0
                                 2006       $13.052      $13.124          0
                                 2007       $13.124      $12.758          0
                                 2008       $12.758      $10.348          0
                                 2009       $10.348      $12.753          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.851      $13.283          0
                                 2004       $13.283      $14.362          0
                                 2005       $14.362      $14.483          0
                                 2006       $14.483      $15.658          0
                                 2007       $15.658      $15.741          0
                                 2008       $15.741      $11.383          0
                                 2009       $11.383      $16.721          0
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.344      $10.394          0
                                 2004       $10.394      $10.617          0
                                 2005       $10.617      $10.630          0
                                 2006       $10.630      $10.868          0
                                 2007       $10.868      $11.184          0
                                 2008       $11.184      $ 8.322          0
                                 2009       $ 8.322      $11.938          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.562      $13.320          0
                                 2004       $13.320      $15.139          0
                                 2005       $15.139      $16.614          0
                                 2006       $16.614      $20.756          0
                                 2007       $20.756      $21.998          0
                                 2008       $21.998      $12.059          0
                                 2009       $12.059      $14.700          0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.679      $12.931        345
                                 2004       $12.931      $14.247        347
                                 2005       $14.247      $15.163        668
                                 2006       $15.163      $16.899          0
                                 2007       $16.899      $15.673        716
                                 2008       $15.673      $ 9.267        757
                                 2009       $ 9.267      $11.858        673

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.925      $ 9.807           0
                                 2004       $ 9.807      $ 9.656           0
                                 2005       $ 9.656      $ 9.684           0
                                 2006       $ 9.684      $ 9.889           0
                                 2007       $ 9.889      $10.134           0
                                 2008       $10.134      $10.166           0
                                 2009       $10.166      $ 9.964           0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.966      $13.434           0
                                 2004       $13.434      $14.494           0
                                 2005       $14.494      $15.596           0
                                 2006       $15.596      $16.561           0
                                 2007       $16.561      $17.125           0
                                 2008       $17.125      $10.260           0
                                 2009       $10.260      $13.260           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.307      $14.506           0
                                 2004       $14.506      $16.378           0
                                 2005       $16.378      $16.964           0
                                 2006       $16.964      $19.251           0
                                 2007       $19.251      $17.907           0
                                 2008       $17.907      $ 9.675           0
                                 2009       $ 9.675      $ 9.103           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.828      $13.035           0
                                 2004       $13.035      $13.713           0
                                 2005       $13.713      $14.086           0
                                 2006       $14.086      $15.337           0
                                 2007       $15.337      $15.083           0
                                 2008       $15.083      $ 9.066           0
                                 2009       $ 9.066      $11.810           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.669      $12.027       1,476
                                 2004       $12.027      $12.729       1,519
                                 2005       $12.729      $12.949       3,101
                                 2006       $12.949      $14.177           0
                                 2007       $14.177      $13.997       3,156
                                 2008       $13.997      $ 8.115       3,194
                                 2009       $ 8.115      $ 9.971       3,172
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.633      $13.993           0
                                 2004       $13.993      $16.642           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.642      $17.675         0
                                 2006       $17.675      $21.963         0
                                 2007       $21.963      $25.763         0
                                 2008       $25.763      $17.515         0
                                 2009       $17.515      $18.392         0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.785      $13.499         0
                                 2004       $13.499      $15.660         0
                                 2005       $15.660      $17.179         0
                                 2006       $17.179      $17.720         0
                                 2007       $17.720      $17.990         0
                                 2008       $17.990      $ 9.582         0
                                 2009       $ 9.582      $13.003         0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.566      $12.341         0
                                 2004       $12.341      $12.678         0
                                 2005       $12.678      $13.107         0
                                 2006       $13.107      $13.518         0
                                 2007       $13.518      $13.950         0
                                 2008       $13.950      $ 8.591         0
                                 2009       $ 8.591      $13.772         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.084         0
                                 2005       $11.084      $12.047         0
                                 2006       $12.047      $12.364         0
                                 2007       $12.364      $14.220         0
                                 2008       $14.220      $ 7.394         0
                                 2009       $ 7.394      $11.310         0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.297         0
                                 2005       $11.297      $11.505         0
                                 2006       $11.505      $13.059         0
                                 2007       $13.059      $12.474         0
                                 2008       $12.474      $ 7.832         0
                                 2009       $ 7.832      $ 9.837         0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.766      $13.292         0
                                 2004       $13.292      $14.838         0
                                 2005       $14.838      $15.924         0
                                 2006       $15.924      $18.065         0
                                 2007       $18.065      $18.113         0
                                 2008       $18.113      $12.009         0
                                 2009       $12.009      $14.578         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $ 9.835         0
                                 2005       $ 9.835      $ 9.854         0
                                 2006       $ 9.854      $10.040         0
                                 2007       $10.040      $10.257         0
                                 2008       $10.257      $10.212         0
                                 2009       $10.212      $ 9.997         0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.917      $11.683         0
                                 2004       $11.683      $12.202         0
                                 2005       $12.202      $12.847         0
                                 2006       $12.847      $12.896         0
                                 2007       $12.896      $14.712         0
                                 2008       $14.712      $ 7.322         0
                                 2009       $ 7.322      $11.862         0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.275      $13.809         0
                                 2004       $13.809      $14.868         0
                                 2005       $14.868      $16.309         0
                                 2006       $16.309      $17.676         0
                                 2007       $17.676      $18.392         0
                                 2008       $18.392      $15.295         0
                                 2009       $15.295      $19.465         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.922         0
                                 2005       $10.922      $11.472         0
                                 2006       $11.472      $12.633         0
                                 2007       $12.633      $12.770         0
                                 2008       $12.770      $ 9.657         0
                                 2009       $ 9.657      $11.570         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.719         0
                                 2005       $10.719      $12.133         0
                                 2006       $12.133      $12.355         0
                                 2007       $12.355      $14.730         0
                                 2008       $14.730      $ 7.320         0
                                 2009       $ 7.320      $11.854         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.694         0
                                 2005       $10.694      $12.080         0
                                 2006       $12.080      $12.266         0
                                 2007       $12.266      $14.595         0
                                 2008       $14.595      $ 7.231         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 7.231      $11.679          0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000          0
                                 2004       $10.000      $11.030          0
                                 2005       $11.030      $12.081          0
                                 2006       $12.081      $14.359          0
                                 2007       $14.359      $15.417          0
                                 2008       $15.417      $10.715          0
                                 2009       $10.715      $13.579          0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.793          0
                                 2007       $ 9.793      $11.743          0
                                 2008       $11.743      $ 6.108          0
                                 2009       $ 6.108      $ 9.402          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.538          0
                                 2004       $13.538      $15.751          0
                                 2005       $15.751      $17.392          0
                                 2006       $17.392      $19.025          0
                                 2007       $19.025      $19.158          0
                                 2008       $19.158      $11.161          0
                                 2009       $11.161      $16.008          0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.260          0
                                 2005       $11.260      $12.370          0
                                 2006       $12.370      $14.605          0
                                 2007       $14.605      $15.404          0
                                 2008       $15.404      $ 8.845          0
                                 2009       $ 8.845      $12.043          0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.254          0
                                 2005       $11.254      $12.345          0
                                 2006       $12.345      $14.566          0
                                 2007       $14.566      $15.348          0
                                 2008       $15.348      $ 8.794          0
                                 2009       $ 8.794      $11.969          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.366      $14.443        305
                                 2004       $14.443      $19.223        257
                                 2005       $19.223      $21.953        465
                                 2006       $21.953      $29.563          0
                                 2007       $29.563      $23.918        427
                                 2008       $23.918      $14.490        539

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.490      $18.211        454
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.234          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION
 DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT
OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION
                        DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.1



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.221           0
                                 2007       $10.221      $11.713       2,185
                                 2008       $11.713      $ 6.559           0
                                 2009       $ 6.559      $ 8.682           0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.412           0
                                 2007       $10.412      $11.029           0
                                 2008       $11.029      $ 8.064           0
                                 2009       $ 8.064      $ 9.766           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.441           0
                                 2007       $10.441      $11.218           0
                                 2008       $11.218      $ 7.365           0
                                 2009       $ 7.365      $ 9.251           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.450           0
                                 2007       $10.450      $11.341           0
                                 2008       $11.341      $ 6.851           0
                                 2009       $ 6.851      $ 8.781           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.303           0
                                 2007       $10.303      $10.661           0
                                 2008       $10.661      $ 9.302           0
                                 2009       $ 9.302      $10.419           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.700           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.700      $11.591         0
                                 2008       $11.591      $ 6.254         0
                                 2009       $ 6.254      $ 8.826         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.772         0
                                 2007       $10.772      $11.069         0
                                 2008       $11.069      $ 6.797         0
                                 2009       $ 6.797      $ 8.388         0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.831         0
                                 2007       $ 9.831      $11.078         0
                                 2008       $11.078      $ 6.537         0
                                 2009       $ 6.537      $ 8.926         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.837         0
                                 2003       $10.837      $13.310         0
                                 2004       $13.310      $14.385         0
                                 2005       $14.385      $14.551         0
                                 2006       $14.551      $16.601         0
                                 2007       $16.601      $15.618         0
                                 2008       $15.618      $ 9.897         0
                                 2009       $ 9.897      $12.238         0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.187         0
                                 2005       $11.187      $11.107         0
                                 2006       $11.107      $12.833         0
                                 2007       $12.833      $13.008         0
                                 2008       $13.008      $ 8.941         0
                                 2009       $ 8.941      $11.846         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.507         0
                                 2005       $10.507      $10.375         0
                                 2006       $10.375      $11.243         0
                                 2007       $11.243      $11.669         0
                                 2008       $11.669      $ 7.465         0
                                 2009       $ 7.465      $ 9.462         0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.520         0
                                 2003       $11.520      $15.449         0
                                 2004       $15.449      $16.827         0
                                 2005       $16.827      $17.230         0
                                 2006       $17.230      $18.300         0
                                 2007       $18.300      $19.889         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $19.889      $11.175           0
                                 2009       $11.175      $15.677           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.211           0
                                 2003       $11.211      $14.473           0
                                 2004       $14.473      $17.500           0
                                 2005       $17.500      $18.600           0
                                 2006       $18.600      $21.261           0
                                 2007       $21.261      $20.277           0
                                 2008       $20.277      $13.271           0
                                 2009       $13.271      $16.747           0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.204           0
                                 2005       $10.204      $10.211           0
                                 2006       $10.211      $10.378           0
                                 2007       $10.378      $10.809           0
                                 2008       $10.809      $11.363           0
                                 2009       $11.363      $11.447      11,217
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.966           0
                                 2007       $10.966      $11.983           0
                                 2008       $11.983      $ 8.377           0
                                 2009       $ 8.377      $10.093           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.311           0
                                 2003       $10.311      $12.609           0
                                 2004       $12.609      $13.876           0
                                 2005       $13.876      $14.991           0
                                 2006       $14.991      $17.341           0
                                 2007       $17.341      $17.531           0
                                 2008       $17.531      $10.773           0
                                 2009       $10.773      $13.268           0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.218           0
                                 2003       $11.218      $16.771           0
                                 2004       $16.771      $20.437           0
                                 2005       $20.437      $25.447           0
                                 2006       $25.447      $31.851           0
                                 2007       $31.851      $40.076           0
                                 2008       $40.076      $18.518           0
                                 2009       $18.518      $31.230           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.462         0
                                 2003       $10.462      $13.515         0
                                 2004       $13.515      $15.653         0
                                 2005       $15.653      $16.851         0
                                 2006       $16.851      $19.997         0
                                 2007       $19.997      $22.556         0
                                 2008       $22.556      $13.140         0
                                 2009       $13.140      $17.595         0
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.707         0
                                 2003       $10.707      $12.809         0
                                 2004       $12.809      $14.361         0
                                 2005       $14.361      $13.601         0
                                 2006       $13.601      $14.987         0
                                 2007       $14.987      $16.253         0
                                 2008       $16.253      $16.867         0
                                 2009       $16.867      $19.560         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.893         0
                                 2005       $10.893      $11.384         0
                                 2006       $11.384      $12.752         0
                                 2007       $12.752      $13.296         0
                                 2008       $13.296      $ 9.267         0
                                 2009       $ 9.267      $11.406         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.344         0
                                 2005       $10.344      $10.240         0
                                 2006       $10.240      $10.940         0
                                 2007       $10.940      $11.349         0
                                 2008       $11.349      $ 9.145         0
                                 2009       $ 9.145      $12.001         0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.877         0
                                 2005       $10.877      $10.974         0
                                 2006       $10.974      $12.575         0
                                 2007       $12.575      $12.708         0
                                 2008       $12.708      $ 7.894         0
                                 2009       $ 7.894      $ 9.171         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.125         0
                                 2005       $11.125      $11.373         0
                                 2006       $11.373      $11.991         0
                                 2007       $11.991      $14.208         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.208      $ 8.573           0
                                 2009       $ 8.573      $12.192           0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.108           0
                                 2005       $11.108      $11.746           0
                                 2006       $11.746      $12.882           0
                                 2007       $12.882      $12.658           0
                                 2008       $12.658      $ 7.500           0
                                 2009       $ 7.500      $ 9.279           0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.682           0
                                 2003       $10.682      $13.015       3,513
                                 2004       $13.015      $13.962       5,350
                                 2005       $13.962      $14.144       3,601
                                 2006       $14.144      $15.322           0
                                 2007       $15.322      $15.491       3,601
                                 2008       $15.491      $ 8.534           0
                                 2009       $ 8.534      $10.140           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.092           0
                                 2005       $10.092      $10.092           0
                                 2006       $10.092      $10.348           0
                                 2007       $10.348      $10.523           0
                                 2008       $10.523      $ 6.264           0
                                 2009       $ 6.264      $ 6.675           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.239           0
                                 2004       $12.239      $12.750           0
                                 2005       $12.750      $13.065           0
                                 2006       $13.065      $13.747           0
                                 2007       $13.747      $15.292           0
                                 2008       $15.292      $ 8.119           0
                                 2009       $ 8.119      $11.435           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.135           0
                                 2003       $10.135      $14.147           0
                                 2004       $14.147      $16.433           0
                                 2005       $16.433      $18.316           0
                                 2006       $18.316      $21.005           0
                                 2007       $21.005      $21.770           0
                                 2008       $21.770      $12.692           0
                                 2009       $12.692      $17.282           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.647         0
                                 2003       $10.647      $12.879         0
                                 2004       $12.879      $13.683         0
                                 2005       $13.683      $13.638         0
                                 2006       $13.638      $14.557         0
                                 2007       $14.557      $14.155         0
                                 2008       $14.155      $ 2.963         0
                                 2009       $ 2.963      $ 3.647         0
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.164         0
                                 2003       $10.164      $12.557         0
                                 2004       $12.557      $13.391         0
                                 2005       $13.391      $13.837         0
                                 2006       $13.837      $15.516         0
                                 2007       $15.516      $15.788         0
                                 2008       $15.788      $ 9.468         0
                                 2009       $ 9.468      $11.841         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.340         0
                                 2003       $10.340      $14.574         0
                                 2004       $14.574      $16.972         0
                                 2005       $16.972      $18.195         0
                                 2006       $18.195      $20.386         0
                                 2007       $20.386      $19.639         0
                                 2008       $19.639      $11.896         0
                                 2009       $11.896      $15.911         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.047         0
                                 2003       $10.047      $12.314         0
                                 2004       $12.314      $14.371         0
                                 2005       $14.371      $15.726         0
                                 2006       $15.726      $15.782         0
                                 2007       $15.782      $16.349         0
                                 2008       $16.349      $ 8.113         0
                                 2009       $ 8.113      $10.484         0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.537         0
                                 2003       $10.537      $12.063         0
                                 2004       $12.063      $12.781         0
                                 2005       $12.781      $12.798         0
                                 2006       $12.798      $13.411         0
                                 2007       $13.411      $14.354         0
                                 2008       $14.354      $11.993         0
                                 2009       $11.993      $13.876         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.374           0
                                 2003       $10.374      $12.356           0
                                 2004       $12.356      $13.173           0
                                 2005       $13.173      $13.770           0
                                 2006       $13.770      $15.186           0
                                 2007       $15.186      $15.272       3,388
                                 2008       $15.272      $ 9.950           0
                                 2009       $ 9.950      $13.145           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.784           0
                                 2003       $10.784      $13.422           0
                                 2004       $13.422      $14.572           0
                                 2005       $14.572      $14.984           0
                                 2006       $14.984      $16.971           0
                                 2007       $16.971      $15.579           0
                                 2008       $15.579      $ 9.331           0
                                 2009       $ 9.331      $11.836           0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.711           0
                                 2003       $ 9.711      $11.233           0
                                 2004       $11.233      $11.758           0
                                 2005       $11.758      $13.006           0
                                 2006       $13.006      $13.064           0
                                 2007       $13.064      $12.687           0
                                 2008       $12.687      $10.279           0
                                 2009       $10.279      $12.656           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.727           0
                                 2003       $10.727      $13.263           0
                                 2004       $13.263      $14.326           0
                                 2005       $14.326      $14.432           0
                                 2006       $14.432      $15.587           0
                                 2007       $15.587      $15.653           0
                                 2008       $15.653      $11.307           0
                                 2009       $11.307      $16.593           0
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.172           0
                                 2003       $10.172      $10.378           0
                                 2004       $10.378      $10.590           0
                                 2005       $10.590      $10.593           0
                                 2006       $10.593      $10.819           0
                                 2007       $10.819      $11.122           0
                                 2008       $11.122      $ 8.267           0
                                 2009       $ 8.267      $11.847      11,952

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.590           0
                                 2003       $10.590      $13.300           0
                                 2004       $13.300      $15.100           0
                                 2005       $15.100      $16.555           0
                                 2006       $16.555      $20.662           0
                                 2007       $20.662      $21.875       2,437
                                 2008       $21.875      $11.979           0
                                 2009       $11.979      $14.588           0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.394           0
                                 2003       $10.394      $12.912           0
                                 2004       $12.912      $14.211           0
                                 2005       $14.211      $15.109           0
                                 2006       $15.109      $16.822           0
                                 2007       $16.822      $15.585           0
                                 2008       $15.585      $ 9.205           0
                                 2009       $ 9.205      $11.767           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.972           0
                                 2003       $ 9.972      $ 9.792           0
                                 2004       $ 9.792      $ 9.631           0
                                 2005       $ 9.631      $ 9.649           0
                                 2006       $ 9.649      $ 9.843           0
                                 2007       $ 9.843      $10.077           0
                                 2008       $10.077      $10.099      25,731
                                 2009       $10.099      $ 9.888           0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.365           0
                                 2003       $10.365      $13.413           0
                                 2004       $13.413      $14.457           0
                                 2005       $14.457      $15.540           0
                                 2006       $15.540      $16.485           0
                                 2007       $16.485      $17.030           0
                                 2008       $17.030      $10.192           0
                                 2009       $10.192      $13.159           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.189           0
                                 2003       $11.189      $14.484           0
                                 2004       $14.484      $16.336           0
                                 2005       $16.336      $16.904           0
                                 2006       $16.904      $19.163           0
                                 2007       $19.163      $17.806           0
                                 2008       $17.806      $ 9.611           0
                                 2009       $ 9.611      $ 9.041           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.628           0
                                 2003       $10.628      $13.015       3,575
                                 2004       $13.015      $13.679       3,575
                                 2005       $13.679      $14.036       3,575
                                 2006       $14.036      $15.267           0
                                 2007       $15.267      $14.999           0
                                 2008       $14.999      $ 9.006           0
                                 2009       $ 9.006      $11.720           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.501           0
                                 2003       $10.501      $12.009       3,695
                                 2004       $12.009      $12.697       5,484
                                 2005       $12.697      $12.903       3,719
                                 2006       $12.903      $14.112           0
                                 2007       $14.112      $13.918           0
                                 2008       $13.918      $ 8.061           0
                                 2009       $ 8.061      $ 9.895           0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.455           0
                                 2003       $11.455      $13.971           0
                                 2004       $13.971      $16.600           0
                                 2005       $16.600      $17.612           0
                                 2006       $17.612      $21.862           0
                                 2007       $21.862      $25.619           0
                                 2008       $25.619      $17.400           0
                                 2009       $17.400      $18.252           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.359           0
                                 2003       $10.359      $13.479           0
                                 2004       $13.479      $15.621           0
                                 2005       $15.621      $17.118           0
                                 2006       $17.118      $17.639           0
                                 2007       $17.639      $17.890           0
                                 2008       $17.890      $ 9.518           0
                                 2009       $ 9.518      $12.904           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.096           0
                                 2003       $10.096      $12.322       1,851
                                 2004       $12.322      $12.646           0
                                 2005       $12.646      $13.060       1,836
                                 2006       $13.060      $13.456           0
                                 2007       $13.456      $13.872           0
                                 2008       $13.872      $ 8.534           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 8.534      $13.667           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.077           0
                                 2005       $11.077      $12.027       2,303
                                 2006       $12.027      $12.331           0
                                 2007       $12.331      $14.167       2,303
                                 2008       $14.167      $ 7.359           0
                                 2009       $ 7.359      $11.244           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.289           0
                                 2005       $11.289      $11.485           0
                                 2006       $11.485      $13.023           0
                                 2007       $13.023      $12.427           0
                                 2008       $12.427      $ 7.795           0
                                 2009       $ 7.795      $ 9.780           0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.639           0
                                 2003       $10.639      $13.273       3,570
                                 2004       $13.273      $14.800       3,570
                                 2005       $14.800      $15.867       3,570
                                 2006       $15.867      $17.982           0
                                 2007       $17.982      $18.011       3,570
                                 2008       $18.011      $11.930           0
                                 2009       $11.930      $14.467           0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.825           0
                                 2005       $ 9.825      $ 9.834           0
                                 2006       $ 9.834      $10.010           0
                                 2007       $10.010      $10.215           0
                                 2008       $10.215      $10.160           0
                                 2009       $10.160      $ 9.936           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.398           0
                                 2003       $ 9.398      $11.666           0
                                 2004       $11.666      $12.171           0
                                 2005       $12.171      $12.802           0
                                 2006       $12.802      $12.838           0
                                 2007       $12.838      $14.629           0
                                 2008       $14.629      $ 7.273           0
                                 2009       $ 7.273      $11.772           0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.045           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.045      $13.788         0
                                 2004       $13.788      $14.831         0
                                 2005       $14.831      $16.251         0
                                 2006       $16.251      $17.595         0
                                 2007       $17.595      $18.289         0
                                 2008       $18.289      $15.193         0
                                 2009       $15.193      $19.316         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.915         0
                                 2005       $10.915      $11.452         0
                                 2006       $11.452      $12.598         0
                                 2007       $12.598      $12.722         0
                                 2008       $12.722      $ 9.611         0
                                 2009       $ 9.611      $11.503         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.712         0
                                 2005       $10.712      $12.112         0
                                 2006       $12.112      $12.321         0
                                 2007       $12.321      $14.674         0
                                 2008       $14.674      $ 7.285         0
                                 2009       $ 7.285      $11.785         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.687         0
                                 2005       $10.687      $12.059         0
                                 2006       $12.059      $12.233         0
                                 2007       $12.233      $14.540         0
                                 2008       $14.540      $ 7.196         0
                                 2009       $ 7.196      $11.612         0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $11.019         0
                                 2005       $11.019      $12.057         0
                                 2006       $12.057      $14.315         0
                                 2007       $14.315      $15.354         0
                                 2008       $15.354      $10.660         0
                                 2009       $10.660      $13.495         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.786         0
                                 2007       $ 9.786      $11.723         0
                                 2008       $11.723      $ 6.091         0
                                 2009       $ 6.091      $ 9.366         0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.529         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.529      $15.724         0
                                 2005       $15.724      $17.345         0
                                 2006       $17.345      $18.954         0
                                 2007       $18.954      $19.066         0
                                 2008       $19.066      $11.096         0
                                 2009       $11.096      $15.899         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.253         0
                                 2005       $11.253      $12.349         0
                                 2006       $12.349      $14.565         0
                                 2007       $14.565      $15.346         0
                                 2008       $15.346      $ 8.803         0
                                 2009       $ 8.803      $11.974         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.246         0
                                 2005       $11.246      $12.324         0
                                 2006       $12.324      $14.526         0
                                 2007       $14.526      $15.291         0
                                 2008       $15.291      $ 8.752         0
                                 2009       $ 8.752      $11.900         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.687         0
                                 2003       $10.687      $14.421         0
                                 2004       $14.421      $19.174         0
                                 2005       $19.174      $21.875         0
                                 2006       $21.875      $29.428         0
                                 2007       $29.428      $23.784         0
                                 2008       $23.784      $14.395         0
                                 2009       $14.395      $18.072         0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.141         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION
  ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.15



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.217         0
                                 2007       $10.217      $11.703         0
                                 2008       $11.703      $ 6.550         0
                                 2009       $ 6.550      $ 8.665         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.408         0
                                 2007       $10.408      $11.019         0
                                 2008       $11.019      $ 8.053         0
                                 2009       $ 8.053      $ 9.748         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.438         0
                                 2007       $10.438      $11.208         0
                                 2008       $11.208      $ 7.355         0
                                 2009       $ 7.355      $ 9.234         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.446         0
                                 2007       $10.446      $11.331         0
                                 2008       $11.331      $ 6.841         0
                                 2009       $ 6.841      $ 8.765         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.299         0
                                 2007       $10.299      $10.652         0
                                 2008       $10.652      $ 9.289         0
                                 2009       $ 9.289      $10.400         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.696         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.696      $11.581           0
                                 2008       $11.581      $ 6.246           0
                                 2009       $ 6.246      $ 8.809           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.768           0
                                 2007       $10.768      $11.060           0
                                 2008       $11.060      $ 6.787           0
                                 2009       $ 6.787      $ 8.372           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.828           0
                                 2007       $ 9.828      $11.069           0
                                 2008       $11.069      $ 6.528           0
                                 2009       $ 6.528      $ 8.910           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.689      $13.316         538
                                 2004       $13.316      $14.385         906
                                 2005       $14.385      $14.543       1,062
                                 2006       $14.543      $16.584           0
                                 2007       $16.584      $15.593       1,397
                                 2008       $15.593      $ 9.876       1,387
                                 2009       $ 9.876      $12.206       1,376
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.183           0
                                 2005       $11.183      $11.097           0
                                 2006       $11.097      $12.815           0
                                 2007       $12.815      $12.984           0
                                 2008       $12.984      $ 8.919           0
                                 2009       $ 8.919      $11.812           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.505           0
                                 2005       $10.505      $10.369         238
                                 2006       $10.369      $11.230           0
                                 2007       $11.230      $11.650       1,023
                                 2008       $11.650      $ 7.448       1,108
                                 2009       $ 7.448      $ 9.437       1,072
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.811      $15.457           0
                                 2004       $15.457      $16.827           0
                                 2005       $16.827      $17.221           0
                                 2006       $17.221      $18.281           0
                                 2007       $18.281      $19.858           0
                                 2008       $19.858      $11.151           0
                                 2009       $11.151      $15.636           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.030      $14.480           0
                                 2004       $14.480      $17.500       2,585
                                 2005       $17.500      $18.590       1,649
                                 2006       $18.590      $21.239       8,473
                                 2007       $21.239      $20.246         236
                                 2008       $20.246      $13.243         235
                                 2009       $13.243      $16.704         232
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.200           0
                                 2005       $10.200      $10.202           0
                                 2006       $10.202      $10.364           0
                                 2007       $10.364      $10.789           0
                                 2008       $10.789      $11.336           0
                                 2009       $11.336      $11.414           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.962           0
                                 2007       $10.962      $11.973           0
                                 2008       $11.973      $ 8.365           0
                                 2009       $ 8.365      $10.074           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.590      $12.615           0
                                 2004       $12.615      $13.876       2,893
                                 2005       $13.876      $14.983       4,798
                                 2006       $14.983      $17.323       8,169
                                 2007       $17.323      $17.504       6,938
                                 2008       $17.504      $10.750       6,893
                                 2009       $10.750      $13.233       6,834
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.665      $16.779           0
                                 2004       $16.779      $20.436         833
                                 2005       $20.436      $25.434         107
                                 2006       $25.434      $31.818           0
                                 2007       $31.818      $40.013         460
                                 2008       $40.013      $18.480         460
                                 2009       $18.480      $31.149          10
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.368      $13.522         924
                                 2004       $13.522      $15.652       2,775
                                 2005       $15.652      $16.842       1,749
                                 2006       $16.842      $19.976       9,112
                                 2007       $19.976      $22.521       2,875

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.521      $13.113       2,862
                                 2009       $13.113      $17.550       1,877
TEMPLETON GLOBAL BOND SECURITIES FUND FORMERLY, FTVIP TEMPLETON GLOBAL INCOME
  SECURITIES FUND - CLASS 2
                                 2003       $11.573      $12.816           0
                                 2004       $12.816      $14.360           0
                                 2005       $14.360      $13.593           0
                                 2006       $13.593      $14.972           0
                                 2007       $14.972      $16.228           0
                                 2008       $16.228      $16.832           0
                                 2009       $16.832      $19.509           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.891           0
                                 2005       $10.891      $11.376           0
                                 2006       $11.376      $12.738           0
                                 2007       $12.738      $13.274           0
                                 2008       $13.274      $ 9.247           0
                                 2009       $ 9.247      $11.376           0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.343           0
                                 2005       $10.343      $10.234           0
                                 2006       $10.234      $10.927           0
                                 2007       $10.927      $11.330         307
                                 2008       $11.330      $ 9.125         277
                                 2009       $ 9.125      $11.969         260
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.875           0
                                 2005       $10.875      $10.967           0
                                 2006       $10.967      $12.561           0
                                 2007       $12.561      $12.687           0
                                 2008       $12.687      $ 7.877           0
                                 2009       $ 7.877      $ 9.146           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.123           0
                                 2005       $11.123      $11.366           0
                                 2006       $11.366      $11.977           0
                                 2007       $11.977      $14.184       1,047
                                 2008       $14.184      $ 8.554       1,456
                                 2009       $ 8.554      $12.159       1,443
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.106           0
                                 2005       $11.106      $11.739          21
                                 2006       $11.739      $12.867           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.867      $12.637          21
                                 2008       $12.637      $ 7.484          21
                                 2009       $ 7.484      $ 9.254          21
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.095      $13.021           0
                                 2004       $13.021      $13.962           0
                                 2005       $13.962      $14.137           0
                                 2006       $14.137      $15.306       4,547
                                 2007       $15.306      $15.467           0
                                 2008       $15.467      $ 8.516           0
                                 2009       $ 8.516      $10.114           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $12.235      $12.739           0
                                 2005       $10.091      $10.085           0
                                 2006       $10.085      $10.336           0
                                 2007       $10.336      $10.505           0
                                 2008       $10.505      $ 6.251           0
                                 2009       $ 6.251      $ 6.657           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.235           0
                                 2004       $12.235      $12.739           0
                                 2005       $12.739      $13.047           0
                                 2006       $13.047      $13.721       4,997
                                 2007       $13.721      $15.255         228
                                 2008       $15.255      $ 8.095         315
                                 2009       $ 8.095      $11.396         270
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.070      $14.154           0
                                 2004       $14.154      $16.433           0
                                 2005       $16.433      $18.306           0
                                 2006       $18.306      $20.984           0
                                 2007       $20.984      $21.736           0
                                 2008       $21.736      $12.666           0
                                 2009       $12.666      $17.237           0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.717      $12.885         111
                                 2004       $12.885      $13.683       1,121
                                 2005       $13.683      $13.631       1,139
                                 2006       $13.631      $14.541           0
                                 2007       $14.541      $14.133         126
                                 2008       $14.133      $ 2.957         125
                                 2009       $ 2.957      $ 3.637         124

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.451      $12.562       2,777
                                 2004       $12.562      $13.391       2,230
                                 2005       $13.391      $13.829       1,907
                                 2006       $13.829      $15.500       2,433
                                 2007       $15.500      $15.764       1,150
                                 2008       $15.764      $ 9.448       1,295
                                 2009       $ 9.448      $11.810       1,260
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.701      $14.581       2,424
                                 2004       $14.581      $16.971         688
                                 2005       $16.971      $18.186         559
                                 2006       $18.186      $20.365           0
                                 2007       $20.365      $19.609         332
                                 2008       $19.609      $11.872         330
                                 2009       $11.872      $15.870         327
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.328      $12.321          81
                                 2004       $12.321      $14.371         667
                                 2005       $14.371      $15.718         664
                                 2006       $15.718      $15.765           0
                                 2007       $15.765      $16.324         658
                                 2008       $16.324      $ 8.096         654
                                 2009       $ 8.096      $10.457         650
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.233      $12.069           0
                                 2004       $12.069      $12.780           0
                                 2005       $12.780      $12.792           0
                                 2006       $12.792      $13.397           0
                                 2007       $13.397      $14.331         970
                                 2008       $14.331      $11.969         842
                                 2009       $11.969      $13.840         898
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.739      $12.362           0
                                 2004       $12.362      $13.173           0
                                 2005       $13.173      $13.763           0
                                 2006       $13.763      $15.170           0
                                 2007       $15.170      $15.248           0
                                 2008       $15.248      $ 9.929           0
                                 2009       $ 9.929      $13.111           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.980      $13.429         209
                                 2004       $13.429      $14.572         202
                                 2005       $14.572      $14.976         191
                                 2006       $14.976      $16.954           0
                                 2007       $16.954      $15.555         178

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.555      $ 9.312         213
                                 2009       $ 9.312      $11.805           0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.221      $11.239         170
                                 2004       $11.239      $11.758         681
                                 2005       $11.758      $12.999         679
                                 2006       $12.999      $13.050       5,083
                                 2007       $13.050      $12.667         673
                                 2008       $12.667      $10.258         669
                                 2009       $10.258      $12.623         666
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.851      $13.270         205
                                 2004       $13.270      $14.325         198
                                 2005       $14.325      $14.424         194
                                 2006       $14.424      $15.570           0
                                 2007       $15.570      $15.629         193
                                 2008       $15.629      $11.284         181
                                 2009       $11.284      $16.551           0
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.344      $10.383         496
                                 2004       $10.383      $10.590         512
                                 2005       $10.590      $10.587         529
                                 2006       $10.587      $10.807           0
                                 2007       $10.807      $11.105       1,484
                                 2008       $11.105      $ 8.250       1,436
                                 2009       $ 8.250      $11.816         789
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.562      $13.307         113
                                 2004       $13.562      $15.100         113
                                 2005       $15.100      $16.546         112
                                 2006       $16.546      $20.640           0
                                 2007       $20.640      $21.841         367
                                 2008       $21.841      $11.954         364
                                 2009       $11.954      $14.550         361
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.679      $12.918           0
                                 2004       $12.918      $14.211           0
                                 2005       $14.211      $15.101           0
                                 2006       $15.101      $16.804      10,672
                                 2007       $16.804      $15.561           0
                                 2008       $15.561      $ 9.186           0
                                 2009       $ 9.186      $11.737           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.925      $ 9.797           0
                                 2004       $ 9.797      $ 9.631           0
                                 2005       $ 9.631      $ 9.644       3,596
                                 2006       $ 9.644      $ 9.833           0
                                 2007       $ 9.833      $10.061       2,335
                                 2008       $10.061      $10.078       1,002
                                 2009       $10.078      $ 9.863       1,194
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.966      $13.420           0
                                 2004       $13.420      $14.457           0
                                 2005       $14.457      $15.532           0
                                 2006       $15.532      $16.468       4,543
                                 2007       $16.468      $17.003           0
                                 2008       $17.003      $10.171           0
                                 2009       $10.171      $13.125           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.307      $14.491           0
                                 2004       $14.491      $16.336           0
                                 2005       $16.336      $16.895           0
                                 2006       $16.895      $19.143           0
                                 2007       $19.143      $17.779         195
                                 2008       $17.779      $ 9.591         267
                                 2009       $ 9.591      $ 9.022           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.828      $13.021       2,136
                                 2004       $13.021      $13.678         316
                                 2005       $13.678      $14.029         314
                                 2006       $14.029      $15.251           0
                                 2007       $15.251      $14.976         310
                                 2008       $14.976      $ 8.987         308
                                 2009       $ 8.987      $11.690         306
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.669      $12.015         120
                                 2004       $12.015      $12.697         119
                                 2005       $12.697      $12.896         118
                                 2006       $12.896      $14.097      12,506
                                 2007       $14.097      $13.897         116
                                 2008       $13.897      $ 8.045         115
                                 2009       $ 8.045      $ 9.870         114
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.633      $13.978           0
                                 2004       $13.978      $16.600           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.600      $17.603           0
                                 2006       $17.603      $21.840           0
                                 2007       $21.840      $25.579           0
                                 2008       $25.579      $17.364           0
                                 2009       $17.364      $18.205           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.785      $13.485           0
                                 2004       $13.485      $15.620           0
                                 2005       $15.620      $17.109           0
                                 2006       $17.109      $17.621       2,111
                                 2007       $17.621      $17.862           0
                                 2008       $17.862      $ 9.498           0
                                 2009       $ 9.498      $12.871           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.566      $12.328           0
                                 2004       $12.328      $12.645           0
                                 2005       $12.645      $13.054           0
                                 2006       $13.054      $13.442           0
                                 2007       $13.442      $13.850           0
                                 2008       $13.850      $ 8.517           0
                                 2009       $ 8.517      $13.632           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.073         606
                                 2005       $11.073      $12.017       1,517
                                 2006       $12.017      $12.314           0
                                 2007       $12.314      $14.140         432
                                 2008       $14.140      $ 7.341         429
                                 2009       $ 7.341      $11.212         425
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.285           0
                                 2005       $11.285      $11.475          22
                                 2006       $11.475      $13.006           0
                                 2007       $13.006      $12.404         302
                                 2008       $12.404      $ 7.776         350
                                 2009       $ 7.776      $ 9.752         338
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.766      $13.279       2,683
                                 2004       $13.279      $14.800       3,812
                                 2005       $14.800      $15.859       4,924
                                 2006       $15.859      $17.963       6,481
                                 2007       $17.963      $17.983       5,761
                                 2008       $17.983      $11.905       5,746
                                 2009       $11.905      $14.430       5,699

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.820           0
                                 2005       $ 9.820      $ 9.824           0
                                 2006       $ 9.824      $ 9.994           0
                                 2007       $ 9.994      $10.194           0
                                 2008       $10.194      $10.134           0
                                 2009       $10.134      $ 9.906           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.917      $11.671         335
                                 2004       $11.671      $12.171         494
                                 2005       $12.171      $12.795         867
                                 2006       $12.795      $12.824      13,724
                                 2007       $12.824      $14.607         856
                                 2008       $14.607      $ 7.258         848
                                 2009       $ 7.258      $11.742         841
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.275      $13.795           0
                                 2004       $13.795      $14.830         561
                                 2005       $14.830      $16.242         633
                                 2006       $16.242      $17.577           0
                                 2007       $17.577      $18.261          16
                                 2008       $18.261      $15.162          15
                                 2009       $15.162      $19.266          15
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.911           0
                                 2005       $10.911      $11.443           0
                                 2006       $11.443      $12.581           0
                                 2007       $12.581      $12.698           0
                                 2008       $12.698      $ 9.588           0
                                 2009       $ 9.588      $11.470           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.708       3,326
                                 2005       $10.708      $12.102       3,956
                                 2006       $12.102      $12.304       4,518
                                 2007       $12.304      $14.647       4,809
                                 2008       $14.647      $ 7.268       5,172
                                 2009       $ 7.268      $11.751       5,128
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.683           0
                                 2005       $10.683      $12.049           0
                                 2006       $12.049      $12.216           0
                                 2007       $12.216      $14.513       1,042
                                 2008       $14.513      $ 7.179       1,042

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 7.179      $11.578           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.013           0
                                 2005       $11.013      $12.044           0
                                 2006       $12.044      $14.293           0
                                 2007       $14.293      $15.322           0
                                 2008       $15.322      $10.633           0
                                 2009       $10.633      $13.454           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.783           0
                                 2007       $ 9.783      $11.713           0
                                 2008       $11.713      $ 6.083           0
                                 2009       $ 6.083      $ 9.349           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.524         179
                                 2004       $13.524      $15.711         442
                                 2005       $15.711      $17.321         454
                                 2006       $17.321      $18.919           0
                                 2007       $18.919      $19.021         772
                                 2008       $19.021      $11.064         765
                                 2009       $11.064      $15.845         758
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.249       4,702
                                 2005       $11.249      $12.339       2,835
                                 2006       $12.339      $14.545       2,357
                                 2007       $14.545      $15.317       2,343
                                 2008       $15.317      $ 8.782       2,324
                                 2009       $ 8.782      $11.939       2,303
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.242           0
                                 2005       $11.242      $12.314           0
                                 2006       $12.314      $14.507           0
                                 2007       $14.507      $15.262       1,106
                                 2008       $15.262      $ 8.731       1,106
                                 2009       $ 8.731      $11.866           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.366      $14.429          69
                                 2004       $14.429      $19.174         576
                                 2005       $19.174      $21.864         574
                                 2006       $21.864      $29.398       3,742
                                 2007       $29.398      $23.747         569
                                 2008       $23.747      $14.365         565

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.365      $18.026        562
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.110        254



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.25



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.210         0
                                 2007       $10.210      $11.683         0
                                 2008       $11.683      $ 6.532         0
                                 2009       $ 6.532      $ 8.633         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.401         0
                                 2007       $10.401      $11.000         0
                                 2008       $11.000      $ 8.031         0
                                 2009       $ 8.031      $ 9.711         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.430         0
                                 2007       $10.430      $11.189         0
                                 2008       $11.189      $ 7.335         0
                                 2009       $ 7.335      $ 9.199         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.439         0
                                 2007       $10.439      $11.311         0
                                 2008       $11.311      $ 6.823         0
                                 2009       $ 6.823      $ 8.732         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.292         0
                                 2007       $10.292      $10.634         0
                                 2008       $10.634      $ 9.264         0
                                 2009       $ 9.264      $10.361         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.690         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.690      $11.561         0
                                 2008       $11.561      $ 6.229         0
                                 2009       $ 6.229      $ 8.776         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.761         0
                                 2007       $10.761      $11.041         0
                                 2008       $11.041      $ 6.769         0
                                 2009       $ 6.769      $ 8.340         0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.821         0
                                 2007       $ 9.821      $11.050         0
                                 2008       $11.050      $ 6.510         0
                                 2009       $ 6.510      $ 8.876         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.681      $13.296         0
                                 2004       $13.296      $14.349         0
                                 2005       $14.349      $14.492         0
                                 2006       $14.492      $16.508         0
                                 2007       $16.508      $15.506         0
                                 2008       $15.506      $ 9.811         0
                                 2009       $ 9.811      $12.113         0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.175         0
                                 2005       $11.175      $11.078         0
                                 2006       $11.078      $12.780         0
                                 2007       $12.780      $12.935         0
                                 2008       $12.935      $ 8.877         0
                                 2009       $ 8.877      $11.743         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.503         0
                                 2005       $10.503      $10.356         0
                                 2006       $10.356      $11.205         0
                                 2007       $11.205      $11.611         0
                                 2008       $11.611      $ 7.416         0
                                 2009       $ 7.416      $ 9.386         0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.801      $15.433         0
                                 2004       $15.433      $16.784         0
                                 2005       $16.784      $17.160         0
                                 2006       $17.160      $18.198         0
                                 2007       $18.198      $19.747         0
                                 2008       $19.747      $11.078         0
                                 2009       $11.078      $15.517         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.021      $14.458         0
                                 2004       $14.458      $17.455         0
                                 2005       $17.455      $18.524         0
                                 2006       $18.524      $21.142         0
                                 2007       $21.142      $20.132         0
                                 2008       $20.132      $13.156         0
                                 2009       $13.156      $16.577         0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.193         0
                                 2005       $10.193      $10.184         0
                                 2006       $10.184      $10.336         0
                                 2007       $10.336      $10.748         0
                                 2008       $10.748      $11.282         0
                                 2009       $11.282      $11.347         0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.955         0
                                 2007       $10.955      $11.952         0
                                 2008       $11.952      $ 8.342         0
                                 2009       $ 8.342      $10.036         0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.581      $12.596         0
                                 2004       $12.596      $13.841         0
                                 2005       $13.841      $14.929         0
                                 2006       $14.929      $17.243         0
                                 2007       $17.243      $17.406         0
                                 2008       $17.406      $10.679         0
                                 2009       $10.679      $13.132         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.655      $16.754         0
                                 2004       $16.754      $20.384         0
                                 2005       $20.384      $25.344         0
                                 2006       $25.344      $31.673         0
                                 2007       $31.673      $39.789         0
                                 2008       $39.789      $18.358         0
                                 2009       $18.358      $30.911         0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.359      $13.501         0
                                 2004       $13.501      $15.612         0
                                 2005       $15.612      $16.782         0
                                 2006       $16.782      $19.885         0
                                 2007       $19.885      $22.395         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.395      $13.026         0
                                 2009       $13.026      $17.416         0
TEMPLETON GLOBAL BOND SECURITIES FUND FORMERLY, FTVIP TEMPLETON GLOBAL INCOME
  SECURITIES FUND - CLASS 2
                                 2003       $11.563      $12.796         0
                                 2004       $12.796      $14.324         0
                                 2005       $14.324      $13.545         0
                                 2006       $13.545      $14.903         0
                                 2007       $14.903      $16.137         0
                                 2008       $16.137      $16.721         0
                                 2009       $16.721      $19.360         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.888         0
                                 2005       $10.888      $11.362         0
                                 2006       $11.362      $12.709         0
                                 2007       $12.709      $13.230         0
                                 2008       $13.230      $ 9.206         0
                                 2009       $ 9.206      $11.315         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.340         0
                                 2005       $10.340      $10.221         0
                                 2006       $10.221      $10.902         0
                                 2007       $10.902      $11.293         0
                                 2008       $11.293      $ 9.085         0
                                 2009       $ 9.085      $11.905         0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.873         0
                                 2005       $10.873      $10.953         0
                                 2006       $10.953      $12.532         0
                                 2007       $12.532      $12.645         0
                                 2008       $12.645      $ 7.843         0
                                 2009       $ 7.843      $ 9.097         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.120         0
                                 2005       $11.120      $11.351         0
                                 2006       $11.351      $11.949         0
                                 2007       $11.949      $14.137         0
                                 2008       $14.137      $ 8.517         0
                                 2009       $ 8.517      $12.094         0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.103         0
                                 2005       $11.103      $11.724         0
                                 2006       $11.724      $12.838         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.838      $12.595         0
                                 2008       $12.595      $ 7.452         0
                                 2009       $ 7.452      $ 9.205         0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.085      $13.001         0
                                 2004       $13.001      $13.926         0
                                 2005       $13.926      $14.086         0
                                 2006       $14.086      $15.236         0
                                 2007       $15.236      $15.380         0
                                 2008       $15.380      $ 8.460         0
                                 2009       $ 8.460      $10.036         0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.088         0
                                 2005       $10.088      $10.073         0
                                 2006       $10.073      $10.312         0
                                 2007       $10.312      $10.471         0
                                 2008       $10.471      $ 6.223         0
                                 2009       $ 6.223      $ 6.621         0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.227         0
                                 2004       $12.227      $12.718         0
                                 2005       $12.718      $13.011         0
                                 2006       $13.011      $13.670         0
                                 2007       $13.670      $15.183         0
                                 2008       $15.183      $ 8.048         0
                                 2009       $ 8.048      $11.319         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.062      $14.133         0
                                 2004       $14.133      $16.391         0
                                 2005       $16.391      $18.241         0
                                 2006       $18.241      $20.888         0
                                 2007       $20.888      $21.614         0
                                 2008       $21.614      $12.582         0
                                 2009       $12.582      $17.105         0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.708      $12.866         0
                                 2004       $12.866      $13.648         0
                                 2005       $13.648      $13.583         0
                                 2006       $13.583      $14.475         0
                                 2007       $14.475      $14.054         0
                                 2008       $14.054      $ 2.937         0
                                 2009       $ 2.937      $ 3.610         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.442      $12.544         0
                                 2004       $12.544      $13.357         0
                                 2005       $13.357      $13.780         0
                                 2006       $13.780      $15.429         0
                                 2007       $15.429      $15.676         0
                                 2008       $15.676      $ 9.386         0
                                 2009       $ 9.386      $11.720         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.692      $14.559         0
                                 2004       $14.559      $16.928         0
                                 2005       $16.928      $18.121         0
                                 2006       $18.121      $20.272         0
                                 2007       $20.272      $19.499         0
                                 2008       $19.499      $11.793         0
                                 2009       $11.793      $15.749         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.319      $12.302         0
                                 2004       $12.302      $14.334         0
                                 2005       $14.334      $15.662         0
                                 2006       $15.662      $15.693         0
                                 2007       $15.693      $16.232         0
                                 2008       $16.232      $ 8.042         0
                                 2009       $ 8.042      $10.377         0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.224      $12.050         0
                                 2004       $12.050      $12.748         0
                                 2005       $12.748      $12.746         0
                                 2006       $12.746      $13.336         0
                                 2007       $13.336      $14.251         0
                                 2008       $14.251      $11.889         0
                                 2009       $11.889      $13.735         0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.730      $12.344         0
                                 2004       $12.344      $13.139         0
                                 2005       $13.139      $13.714         0
                                 2006       $13.714      $15.100         0
                                 2007       $15.100      $15.163         0
                                 2008       $15.163      $ 9.863         0
                                 2009       $ 9.863      $13.011         0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.971      $13.408         0
                                 2004       $13.408      $14.535         0
                                 2005       $14.535      $14.923         0
                                 2006       $14.923      $16.876         0
                                 2007       $16.876      $15.468         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.468      $ 9.250         0
                                 2009       $ 9.250      $11.715         0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.213      $11.222         0
                                 2004       $11.222      $11.728         0
                                 2005       $11.728      $12.953         0
                                 2006       $12.953      $12.991         0
                                 2007       $12.991      $12.596         0
                                 2008       $12.596      $10.190         0
                                 2009       $10.190      $12.527         0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.841      $13.249         0
                                 2004       $13.249      $14.289         0
                                 2005       $14.289      $14.373         0
                                 2006       $14.373      $15.499         0
                                 2007       $15.499      $15.541         0
                                 2008       $15.541      $11.209         0
                                 2009       $11.209      $16.424         0
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.335      $10.368         0
                                 2004       $10.368      $10.563         0
                                 2005       $10.563      $10.549         0
                                 2006       $10.549      $10.758         0
                                 2007       $10.758      $11.042         0
                                 2008       $11.042      $ 8.195         0
                                 2009       $ 8.195      $11.726         0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.554      $13.286         0
                                 2004       $13.286      $15.062         0
                                 2005       $15.062      $16.488         0
                                 2006       $16.488      $20.546         0
                                 2007       $20.546      $21.719         0
                                 2008       $21.719      $11.875         0
                                 2009       $11.875      $14.439         0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.670      $12.898         0
                                 2004       $12.898      $14.175         0
                                 2005       $14.175      $15.048         0
                                 2006       $15.048      $16.727         0
                                 2007       $16.727      $15.474         0
                                 2008       $15.474      $ 9.126         0
                                 2009       $ 9.126      $11.647         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.917      $ 9.782         0
                                 2004       $ 9.782      $ 9.606         0
                                 2005       $ 9.606      $ 9.610         0
                                 2006       $ 9.610      $ 9.788         0
                                 2007       $ 9.788      $10.005         0
                                 2008       $10.005      $10.011         0
                                 2009       $10.011      $ 9.787         0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.957      $13.399         0
                                 2004       $13.399      $14.420         0
                                 2005       $14.420      $15.477         0
                                 2006       $15.477      $16.392         0
                                 2007       $16.392      $16.908         0
                                 2008       $16.908      $10.104         0
                                 2009       $10.104      $13.025         0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.298      $14.469         0
                                 2004       $14.298      $16.294         0
                                 2005       $16.294      $16.835         0
                                 2006       $16.835      $19.056         0
                                 2007       $19.056      $17.679         0
                                 2008       $17.679      $ 9.528         0
                                 2009       $ 9.528      $ 8.961         0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.819      $13.002         0
                                 2004       $13.002      $13.644         0
                                 2005       $13.644      $13.979         0
                                 2006       $13.979      $15.182         0
                                 2007       $15.182      $14.892         0
                                 2008       $14.892      $ 8.928         0
                                 2009       $ 8.928      $11.601         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.660      $11.997         0
                                 2004       $11.997      $12.665         0
                                 2005       $12.665      $12.851         0
                                 2006       $12.851      $14.033         0
                                 2007       $14.033      $13.819         0
                                 2008       $13.819      $ 7.991         0
                                 2009       $ 7.991      $ 9.794         0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.623      $13.957         0
                                 2004       $13.957      $16.558         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.558      $17.540         0
                                 2006       $17.540      $21.740         0
                                 2007       $21.740      $25.436         0
                                 2008       $25.436      $17.249         0
                                 2009       $17.249      $18.066         0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.776      $13.465         0
                                 2004       $13.465      $15.580         0
                                 2005       $15.580      $17.048         0
                                 2006       $17.048      $17.540         0
                                 2007       $17.540      $17.762         0
                                 2008       $17.762      $ 9.436         0
                                 2009       $ 9.436      $12.772         0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.557      $12.309         0
                                 2004       $12.309      $12.613         0
                                 2005       $12.613      $13.007         0
                                 2006       $13.007      $13.380         0
                                 2007       $13.380      $13.773         0
                                 2008       $13.773      $ 8.460         0
                                 2009       $ 8.460      $13.528         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.066         0
                                 2005       $11.066      $11.996         0
                                 2006       $11.996      $12.280         0
                                 2007       $12.280      $14.087         0
                                 2008       $14.087      $ 7.306         0
                                 2009       $ 7.306      $11.147         0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.278         0
                                 2005       $11.278      $11.456         0
                                 2006       $11.456      $12.970         0
                                 2007       $12.970      $12.357         0
                                 2008       $12.357      $ 7.739         0
                                 2009       $ 7.739      $ 9.695         0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.757      $13.259         0
                                 2004       $13.259      $14.762         0
                                 2005       $14.762      $15.803         0
                                 2006       $15.803      $17.881         0
                                 2007       $17.881      $17.883         0
                                 2008       $17.883      $11.826         0
                                 2009       $11.826      $14.319         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $ 9.810         0
                                 2005       $ 9.810      $ 9.803         0
                                 2006       $ 9.803      $ 9.964         0
                                 2007       $ 9.964      $10.152         0
                                 2008       $10.152      $10.082         0
                                 2009       $10.082      $ 9.845         0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.909      $11.654         0
                                 2004       $11.654      $12.140         0
                                 2005       $12.140      $12.749         0
                                 2006       $12.749      $12.765         0
                                 2007       $12.765      $14.525         0
                                 2008       $14.525      $ 7.210         0
                                 2009       $ 7.210      $11.652         0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.265      $13.774         0
                                 2004       $13.774      $14.793         0
                                 2005       $14.793      $16.184         0
                                 2006       $16.184      $17.496         0
                                 2007       $17.496      $18.159         0
                                 2008       $18.159      $15.062         0
                                 2009       $15.062      $19.119         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.903         0
                                 2005       $10.903      $11.423         0
                                 2006       $11.423      $12.547         0
                                 2007       $12.547      $12.650         0
                                 2008       $12.650      $ 9.542         0
                                 2009       $ 9.542      $11.403         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.701         0
                                 2005       $10.701      $12.081         0
                                 2006       $12.081      $12.271         0
                                 2007       $12.271      $14.592         0
                                 2008       $14.592      $ 7.233         0
                                 2009       $ 7.233      $11.683         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.676         0
                                 2005       $10.676      $12.028         0
                                 2006       $12.028      $12.183         0
                                 2007       $12.183      $14.459         0
                                 2008       $14.459      $ 7.145         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 7.145      $11.511         0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $11.002         0
                                 2005       $11.002      $12.020         0
                                 2006       $12.020      $14.250         0
                                 2007       $14.250      $15.260         0
                                 2008       $15.260      $10.579         0
                                 2009       $10.579      $13.372         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.776         0
                                 2007       $ 9.776      $11.692         0
                                 2008       $11.692      $ 6.066         0
                                 2009       $ 6.066      $ 9.314         0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.515         0
                                 2004       $13.515      $15.684         0
                                 2005       $15.684      $17.274         0
                                 2006       $17.274      $18.848         0
                                 2007       $18.848      $18.930         0
                                 2008       $18.930      $11.000         0
                                 2009       $11.000      $15.737         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.241         0
                                 2005       $11.241      $12.318         0
                                 2006       $12.318      $14.505         0
                                 2007       $14.505      $15.260         0
                                 2008       $15.260      $ 8.740         0
                                 2009       $ 8.740      $11.870         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.234         0
                                 2005       $11.234      $12.293         0
                                 2006       $12.293      $14.467         0
                                 2007       $14.467      $15.205         0
                                 2008       $15.205      $ 8.689         0
                                 2009       $ 8.689      $11.797         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.357      $14.407         0
                                 2004       $14.407      $19.125         0
                                 2005       $19.125      $21.786         0
                                 2006       $21.786      $29.263         0
                                 2007       $29.263      $23.614         0
                                 2008       $23.614      $14.270         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.270      $17.888         0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.017         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION
          (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.65



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.252       1,376
                                 2007       $10.252      $11.804       5,607
                                 2008       $11.804      $ 6.640      15,169
                                 2009       $ 6.640      $ 8.830      13,111
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.444           0
                                 2007       $10.444      $11.114           0
                                 2008       $11.114      $ 8.164           0
                                 2009       $ 8.164      $ 9.933           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.473           0
                                 2007       $10.473      $11.304           0
                                 2008       $11.304      $ 7.456           0
                                 2009       $ 7.456      $ 9.409           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.482           0
                                 2007       $10.482      $11.428           0
                                 2008       $11.428      $ 6.936           0
                                 2009       $ 6.936      $ 8.931           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.335           0
                                 2007       $10.335      $10.743           0
                                 2008       $10.743      $ 9.417           0
                                 2009       $ 9.417      $10.597       2,710
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.729           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.729      $11.680          591
                                 2008       $11.680      $ 6.332          718
                                 2009       $ 6.332      $ 8.976            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.805          489
                                 2007       $10.805      $11.155          499
                                 2008       $11.155      $ 6.881          530
                                 2009       $ 6.881      $ 8.531        2,074
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.862          535
                                 2007       $ 9.862      $11.164        1,925
                                 2008       $11.164      $ 6.618        8,843
                                 2009       $ 6.618      $ 9.079        5,191
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.847        3,122
                                 2003       $10.847      $13.384       49,341
                                 2004       $13.384      $14.532       45,079
                                 2005       $14.532      $14.767       41,706
                                 2006       $14.767      $16.925       27,891
                                 2007       $16.925      $15.996       24,754
                                 2008       $15.996      $10.183       16,347
                                 2009       $10.183      $12.650       18,150
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.221       13,789
                                 2005       $11.221      $11.192       86,897
                                 2006       $11.192      $12.991      125,455
                                 2007       $12.991      $13.229      121,431
                                 2008       $13.229      $ 9.135       95,730
                                 2009       $ 9.135      $12.158       81,211
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.519        3,104
                                 2005       $10.519      $10.435       47,589
                                 2006       $10.435      $11.360       51,871
                                 2007       $11.360      $11.844       53,666
                                 2008       $11.844      $ 7.612       46,806
                                 2009       $ 7.612      $ 9.693       39,086
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.531          645
                                 2003       $11.531      $15.535        9,235
                                 2004       $15.535      $16.999       10,788
                                 2005       $16.999      $17.486        9,707
                                 2006       $17.486      $18.658        7,710
                                 2007       $18.658      $20.371        3,602

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $20.371      $11.498        2,530
                                 2009       $11.498      $16.205        2,333
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.222        1,646
                                 2003       $11.222      $14.554       31,656
                                 2004       $14.554      $17.679       27,979
                                 2005       $17.679      $18.876       38,111
                                 2006       $18.876      $21.676       33,863
                                 2007       $21.676      $20.769       20,633
                                 2008       $20.769      $13.655       17,473
                                 2009       $13.655      $17.312       13,450
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.235        3,966
                                 2005       $10.235      $10.289       11,756
                                 2006       $10.289      $10.506       18,941
                                 2007       $10.506      $10.993       17,285
                                 2008       $10.993      $11.610       20,898
                                 2009       $11.610      $11.749       28,195
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $11.000       11,811
                                 2007       $11.000      $12.076        2,807
                                 2008       $12.076      $ 8.480        7,504
                                 2009       $ 8.480      $10.265        8,171
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.321        3,185
                                 2003       $10.321      $12.679      112,715
                                 2004       $12.679      $14.018       94,649
                                 2005       $14.018      $15.213      111,583
                                 2006       $15.213      $17.679       90,584
                                 2007       $17.679      $17.956       68,660
                                 2008       $17.956      $11.085       46,058
                                 2009       $11.085      $13.715       36,768
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.229            0
                                 2003       $11.229      $16.864        1,230
                                 2004       $16.864      $20.645        6,257
                                 2005       $20.645      $25.825       10,587
                                 2006       $25.825      $32.472       14,249
                                 2007       $32.472      $41.046        6,309
                                 2008       $41.046      $19.055        5,330
                                 2009       $19.055      $32.282        4,804

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.472         379
                                 2003       $10.472      $13.591      39,683
                                 2004       $13.591      $15.812      52,040
                                 2005       $15.812      $17.101      78,581
                                 2006       $17.101      $20.387      65,429
                                 2007       $20.387      $23.103      56,707
                                 2008       $23.103      $13.521      43,326
                                 2009       $13.521      $18.188      40,318
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.718           0
                                 2003       $10.718      $12.881      18,254
                                 2004       $12.881      $14.507      17,915
                                 2005       $14.507      $13.803      12,172
                                 2006       $13.803      $15.280       7,151
                                 2007       $15.280      $16.647       6,266
                                 2008       $16.647      $17.355       2,476
                                 2009       $17.355      $20.219       1,258
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.905       4,326
                                 2005       $10.905      $11.449      19,149
                                 2006       $11.449      $12.884      20,946
                                 2007       $12.884      $13.496      20,835
                                 2008       $13.496      $ 9.449      11,380
                                 2009       $ 9.449      $11.685      11,830
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.356           0
                                 2005       $10.356      $10.299      29,717
                                 2006       $10.299      $11.053      30,855
                                 2007       $11.053      $11.520      31,238
                                 2008       $11.520      $ 9.325      28,907
                                 2009       $ 9.325      $12.294      31,465
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.889       2,298
                                 2005       $10.889      $11.036      43,592
                                 2006       $11.036      $12.705      76,411
                                 2007       $12.705      $12.899      63,243
                                 2008       $12.899      $ 8.050      36,781
                                 2009       $ 8.050      $ 9.395      33,008
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.137         759
                                 2005       $11.137      $11.438      11,227
                                 2006       $11.438      $12.115      18,878
                                 2007       $12.115      $14.421      18,745

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.421      $ 8.742      16,848
                                 2009       $ 8.742      $12.490      13,417
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.120       3,885
                                 2005       $11.120      $11.814      40,893
                                 2006       $11.814      $13.015      33,262
                                 2007       $13.015      $12.849      28,899
                                 2008       $12.849      $ 7.648      28,277
                                 2009       $ 7.648      $ 9.506      23,988
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.693           0
                                 2003       $10.693      $13.087      21,150
                                 2004       $13.087      $10.104       1,419
                                 2005       $14.105      $14.354      30,046
                                 2006       $14.354      $15.621      27,216
                                 2007       $15.621      $15.866      22,528
                                 2008       $15.866      $ 8.781      15,277
                                 2009       $ 8.781      $10.481      15,035
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.104       1,419
                                 2005       $10.104      $10.150      13,954
                                 2006       $10.150      $10.455      17,661
                                 2007       $10.455      $10.681      25,464
                                 2008       $10.681      $ 6.388      30,775
                                 2009       $ 6.388      $ 6.838      48,655
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.277         595
                                 2004       $12.277      $12.848      10,053
                                 2005       $12.848      $13.226      36,814
                                 2006       $13.226      $13.980      52,497
                                 2007       $13.980      $15.623      39,510
                                 2008       $15.623      $ 8.333      36,053
                                 2009       $ 8.333      $11.791      32,863
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.145       1,829
                                 2003       $10.145      $14.227      28,051
                                 2004       $14.227      $16.601      29,108
                                 2005       $16.601      $18.588      24,577
                                 2006       $18.588      $21.415      24,005
                                 2007       $21.415      $22.297      15,545
                                 2008       $22.297      $13.059      10,525
                                 2009       $13.059      $17.864       8,806

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.658          476
                                 2003       $10.658      $12.951       35,410
                                 2004       $12.951      $13.823       27,583
                                 2005       $13.823      $13.841       29,813
                                 2006       $13.841      $14.841       18,262
                                 2007       $14.841      $14.498       12,128
                                 2008       $14.498      $ 3.049       11,583
                                 2009       $ 3.049      $ 3.770       15,942
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.174        1,301
                                 2003       $10.174      $12.627       71,489
                                 2004       $12.627      $13.528       64,704
                                 2005       $13.528      $14.042       80,045
                                 2006       $14.042      $15.819       65,180
                                 2007       $15.819      $16.171       54,979
                                 2008       $16.171      $ 9.742       51,757
                                 2009       $ 9.742      $12.240       48,534
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.350          111
                                 2003       $10.350      $14.655       10,718
                                 2004       $14.655      $17.145       20,508
                                 2005       $17.145      $18.465       28,931
                                 2006       $18.465      $20.784       18,713
                                 2007       $20.784      $20.115       14,173
                                 2008       $20.115      $12.241       13,588
                                 2009       $12.241      $16.447       11,912
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.057            0
                                 2003       $10.057      $12.384        3,775
                                 2004       $12.384      $14.518       12,868
                                 2005       $14.518      $15.959       10,815
                                 2006       $15.959      $16.090        7,610
                                 2007       $16.090      $16.745        6,423
                                 2008       $16.745      $ 8.348        5,953
                                 2009       $ 8.348      $10.838        4,823
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.548        1,210
                                 2003       $10.548      $12.130       76,396
                                 2004       $12.130      $12.911       76,286
                                 2005       $12.911      $12.989      112,337
                                 2006       $12.989      $13.673       93,029
                                 2007       $13.673      $14.702       79,147
                                 2008       $14.702      $12.341       56,058
                                 2009       $12.341      $14.344       48,295

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.384            0
                                 2003       $10.384      $12.425       19,761
                                 2004       $12.425      $13.308       20,052
                                 2005       $13.308      $13.975       18,237
                                 2006       $13.975      $15.482       13,889
                                 2007       $15.482      $15.642       10,518
                                 2008       $15.642      $10.238        7,766
                                 2009       $10.238      $13.587        6,316
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.794        2,435
                                 2003       $10.794      $13.497       40,400
                                 2004       $13.497      $14.721       38,099
                                 2005       $14.721      $15.207       40,730
                                 2006       $15.207      $17.303       35,665
                                 2007       $17.303      $15.957       25,941
                                 2008       $15.957      $ 9.602       20,623
                                 2009       $ 9.602      $12.235       20,179
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.720            0
                                 2003       $ 9.720      $11.296        6,096
                                 2004       $11.296      $11.878        5,595
                                 2005       $11.878      $13.199        6,079
                                 2006       $13.199      $13.319        3,407
                                 2007       $13.319      $12.994        1,381
                                 2008       $12.994      $10.577        1,239
                                 2009       $10.577      $13.082          363
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.737          262
                                 2003       $10.737      $13.337       64,728
                                 2004       $13.337      $14.472       31,796
                                 2005       $14.472      $14.646       43,204
                                 2006       $14.646      $15.891       20,149
                                 2007       $15.891      $16.032       19,494
                                 2008       $16.032      $11.635       15,098
                                 2009       $11.635      $17.152       11,489
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.182        3,023
                                 2003       $10.182      $10.436      125,589
                                 2004       $10.436      $10.699       91,959
                                 2005       $10.699      $10.750       82,720
                                 2006       $10.750      $11.030       54,703
                                 2007       $11.030      $11.391       40,910
                                 2008       $11.391      $ 8.506       30,370
                                 2009       $ 8.506      $12.246       18,613

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.601        1,010
                                 2003       $10.601      $13.374       19,443
                                 2004       $13.374      $15.254       20,930
                                 2005       $15.254      $16.801       36,963
                                 2006       $16.801      $21.065       33,451
                                 2007       $21.065      $22.405       23,641
                                 2008       $22.405      $12.326       21,782
                                 2009       $12.326      $15.080       19,058
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.404        2,066
                                 2003       $10.404      $12.984       24,417
                                 2004       $12.984      $14.356       24,361
                                 2005       $14.356      $15.334       20,530
                                 2006       $15.334      $17.150       13,578
                                 2007       $17.150      $15.963       11,651
                                 2008       $15.963      $ 9.472        6,820
                                 2009       $ 9.472      $12.164        6,827
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.981       11,208
                                 2003       $ 9.981      $ 9.847       15,887
                                 2004       $ 9.847      $ 9.730       16,835
                                 2005       $ 9.730      $ 9.793       38,833
                                 2006       $ 9.793      $10.036      184,852
                                 2007       $10.036      $10.321      279,989
                                 2008       $10.321      $10.392      110,119
                                 2009       $10.392      $10.221       23,350
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.375           52
                                 2003       $10.375      $13.488        1,448
                                 2004       $13.488      $14.605        2,989
                                 2005       $14.605      $15.771        3,101
                                 2006       $15.771      $16.807        2,485
                                 2007       $16.807      $17.442        1,468
                                 2008       $17.442      $10.487        1,460
                                 2009       $10.487      $13.603        1,471
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.200          252
                                 2003       $11.200      $14.565       21,462
                                 2004       $14.565      $16.503       19,117
                                 2005       $16.503      $17.155       23,980
                                 2006       $17.155      $19.537       13,015
                                 2007       $19.537      $18.238       13,703
                                 2008       $18.238      $ 9.889       13,817
                                 2009       $ 9.889      $ 9.308            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.639           0
                                 2003       $10.639      $13.088       8,645
                                 2004       $13.088      $13.818       7,590
                                 2005       $13.818      $14.245       5,751
                                 2006       $14.245      $15.565       5,819
                                 2007       $15.565      $15.363       5,223
                                 2008       $15.363      $ 9.267       5,053
                                 2009       $ 9.267      $12.115       4,081
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.511       3,032
                                 2003       $10.511      $12.076      82,777
                                 2004       $12.076      $12.827      55,943
                                 2005       $12.827      $13.095      48,408
                                 2006       $13.095      $14.387      31,498
                                 2007       $14.387      $14.256      27,058
                                 2008       $14.256      $ 8.295      19,531
                                 2009       $ 8.295      $10.229      13,971
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.466           0
                                 2003       $11.466      $14.049       6,333
                                 2004       $14.049      $16.770       6,231
                                 2005       $16.770      $17.874       6,768
                                 2006       $17.874      $22.289       4,360
                                 2007       $22.289      $26.240       3,658
                                 2008       $26.240      $17.903       1,012
                                 2009       $17.903      $18.867       1,076
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.369         817
                                 2003       $10.369      $13.554      20,444
                                 2004       $13.554      $15.780      36,016
                                 2005       $15.780      $17.373      21,900
                                 2006       $17.373      $17.983      11,785
                                 2007       $17.983      $18.323       7,209
                                 2008       $18.323      $ 9.794       4,893
                                 2009       $ 9.794      $13.339       4,993
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.106         960
                                 2003       $10.106      $12.391      71,806
                                 2004       $12.391      $12.775      68,155
                                 2005       $12.775      $13.254      63,699
                                 2006       $13.254      $13.718      44,712
                                 2007       $13.718      $14.208      32,939
                                 2008       $14.208      $ 8.782      31,642

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 8.782      $14.128      33,016
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.111       1,623
                                 2005       $11.111      $12.119       8,801
                                 2006       $12.119      $12.482       1,305
                                 2007       $12.482      $14.408         295
                                 2008       $14.408      $ 7.519       1,939
                                 2009       $ 7.519      $11.541       1,722
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.324       6,474
                                 2005       $11.324      $11.573      45,332
                                 2006       $11.573      $13.184      67,014
                                 2007       $13.184      $12.638      67,604
                                 2008       $12.638      $ 7.964      46,758
                                 2009       $ 7.964      $10.038      43,217
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.649           0
                                 2003       $10.649      $13.347      66,674
                                 2004       $13.347      $14.951      89,875
                                 2005       $14.951      $16.103      87,198
                                 2006       $16.103      $18.333      55,643
                                 2007       $18.333      $18.448      45,968
                                 2008       $18.448      $12.275      35,871
                                 2009       $12.275      $14.954      32,669
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.870       4,113
                                 2005       $ 9.870      $ 9.924      12,546
                                 2006       $ 9.924      $10.148      14,647
                                 2007       $10.148      $10.404      14,304
                                 2008       $10.404      $10.396      12,029
                                 2009       $10.396      $10.212           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.407         327
                                 2003       $ 9.407      $11.731      18,129
                                 2004       $11.731      $12.295      35,057
                                 2005       $12.295      $12.992      23,352
                                 2006       $12.992      $13.088      17,013
                                 2007       $13.088      $14.984      15,325
                                 2008       $14.984      $ 7.484       8,587
                                 2009       $ 7.484      $12.169       8,168
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.056           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.056      $13.865       1,331
                                 2004       $13.865      $14.982       2,913
                                 2005       $14.982      $16.492      22,074
                                 2006       $16.492      $17.939       7,160
                                 2007       $17.939      $18.733       6,204
                                 2008       $18.733      $15.633       4,109
                                 2009       $15.633      $19.967       3,856
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.948           0
                                 2005       $10.948      $11.540       8,590
                                 2006       $11.540      $12.753      10,855
                                 2007       $12.753      $12.938      11,699
                                 2008       $12.938      $ 9.820       8,534
                                 2009       $ 9.820      $11.807       7,744
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.745      14,171
                                 2005       $10.745      $12.205      10,339
                                 2006       $12.205      $12.473       6,302
                                 2007       $12.473      $14.924       2,190
                                 2008       $14.924      $ 7.443       2,381
                                 2009       $ 7.443      $12.096       2,208
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.720           0
                                 2005       $10.720      $12.152           0
                                 2006       $12.152      $12.383           0
                                 2007       $12.383      $14.788           0
                                 2008       $14.788      $ 7.352           0
                                 2009       $ 7.352      $11.918           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.069       1,992
                                 2005       $11.069      $12.168      18,939
                                 2006       $12.168      $14.514      16,588
                                 2007       $14.514      $15.638      13,392
                                 2008       $15.638      $10.908       9,049
                                 2009       $10.908      $13.873       4,498
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.816       2,576
                                 2007       $ 9.816      $11.813       4,058
                                 2008       $11.813      $ 6.167       3,438
                                 2009       $ 6.167      $ 9.526       1,297
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.570           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.570      $15.845         143
                                 2005       $15.845      $17.558         442
                                 2006       $17.558      $19.276         440
                                 2007       $19.276      $19.480           0
                                 2008       $19.480      $11.389           0
                                 2009       $11.389      $16.394           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.287      24,180
                                 2005       $11.287      $12.444      20,008
                                 2006       $12.444      $14.744      12,817
                                 2007       $14.744      $15.607       7,743
                                 2008       $15.607      $ 8.994       6,538
                                 2009       $ 8.994      $12.290       3,559
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.281         835
                                 2005       $11.281      $12.419       4,441
                                 2006       $12.419      $14.705       7,945
                                 2007       $14.705      $15.551       8,853
                                 2008       $15.551      $ 8.942       8,866
                                 2009       $ 8.942      $12.214       6,846
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.697         547
                                 2003       $10.697      $14.502      23,937
                                 2004       $14.502      $19.370      22,777
                                 2005       $19.370      $22.200      34,848
                                 2006       $22.200      $30.002      18,684
                                 2007       $30.002      $24.361      13,978
                                 2008       $24.361      $14.812      11,003
                                 2009       $14.812      $18.681       9,450
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.550      11,871



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.7



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.249       95,022
                                 2007       $10.249      $11.794      121,540
                                 2008       $11.794      $ 6.631      119,828
                                 2009       $ 6.631      $ 8.813      101,850
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.440            0
                                 2007       $10.440      $11.104            0
                                 2008       $11.104      $ 8.152        4,777
                                 2009       $ 8.152      $ 9.914            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.470          510
                                 2007       $10.470      $11.295       14,083
                                 2008       $11.295      $ 7.446       31,655
                                 2009       $ 7.446      $ 9.391       30,271
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.479            0
                                 2007       $10.479      $11.419            0
                                 2008       $11.419      $ 6.926            0
                                 2009       $ 6.926      $ 8.914       18,628
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.331            0
                                 2007       $10.331      $10.734        1,146
                                 2008       $10.734      $ 9.404        1,974
                                 2009       $ 9.404      $10.577        6,374
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.726        1,963

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.726      $11.670        1,962
                                 2008       $11.670      $ 6.323        1,961
                                 2009       $ 6.323      $ 8.960        2,913
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.802       11,397
                                 2007       $10.802      $11.145       19,727
                                 2008       $11.145      $ 6.871       19,175
                                 2009       $ 6.871      $ 8.515       46,777
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.858       14,676
                                 2007       $ 9.858      $11.154       16,709
                                 2008       $11.154      $ 6.609       20,324
                                 2009       $ 6.609      $ 9.062       13,816
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.707      $13.380      106,640
                                 2004       $13.380      $14.520      168,320
                                 2005       $14.520      $14.747      201,833
                                 2006       $14.747      $16.894      188,552
                                 2007       $16.894      $15.958      139,484
                                 2008       $15.958      $10.154      101,422
                                 2009       $10.154      $12.607       83,954
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.217       40,765
                                 2005       $11.217      $11.183      252,900
                                 2006       $11.183      $12.973      387,564
                                 2007       $12.973      $13.205      494,750
                                 2008       $13.205      $ 9.113      402,608
                                 2009       $ 9.113      $12.123      322,857
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.517        2,065
                                 2005       $10.517      $10.428      114,186
                                 2006       $10.428      $11.347      231,859
                                 2007       $11.347      $11.825      261,540
                                 2008       $11.825      $ 7.595      206,440
                                 2009       $ 7.595      $ 9.667      176,468
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.830      $15.530            0
                                 2004       $15.530      $16.985          364
                                 2005       $16.985      $17.463          278
                                 2006       $17.463      $18.623            0
                                 2007       $18.623      $20.323            0
                                 2008       $20.323      $11.465            0
                                 2009       $11.465      $16.150            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.048      $14.549       41,983
                                 2004       $14.549      $17.664       79,024
                                 2005       $17.664      $18.850      115,437
                                 2006       $18.850      $21.636      129,132
                                 2007       $21.636      $20.719      100,872
                                 2008       $20.719      $13.616       83,904
                                 2009       $13.616      $17.253       73,316
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.232       12,386
                                 2005       $10.232      $10.280       58,153
                                 2006       $10.280      $10.492       60,733
                                 2007       $10.492      $10.972       86,497
                                 2008       $10.972      $11.582      212,257
                                 2009       $11.582      $11.715      179,558
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.996       28,333
                                 2007       $10.996      $12.065       63,878
                                 2008       $12.065      $ 8.469       41,181
                                 2009       $ 8.469      $10.246       30,134
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.608      $12.675      139,012
                                 2004       $12.675      $14.006      246,897
                                 2005       $14.006      $15.193      320,928
                                 2006       $15.193      $17.646      360,228
                                 2007       $17.646      $17.913      377,159
                                 2008       $17.913      $11.053      291,700
                                 2009       $11.053      $13.668      225,061
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.684      $16.859        4,660
                                 2004       $16.859      $20.628       27,210
                                 2005       $20.628      $25.790       46,520
                                 2006       $25.790      $32.412       57,030
                                 2007       $32.412      $40.949       57,207
                                 2008       $40.949      $19.000       40,149
                                 2009       $19.000      $32.172       30,848
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.385      $13.586        8,491
                                 2004       $13.586      $15.799       46,831
                                 2005       $15.799      $17.078      110,590
                                 2006       $17.078      $20.349      175,585
                                 2007       $20.349      $23.048      203,640

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $23.048      $13.482      170,021
                                 2009       $13.482      $18.126      149,751
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.592      $12.877            0
                                 2004       $12.877      $14.495            0
                                 2005       $14.495      $13.784            0
                                 2006       $13.784      $15.251            0
                                 2007       $15.251      $16.608            0
                                 2008       $16.608      $17.305          208
                                 2009       $17.305      $20.150          206
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.904          782
                                 2005       $10.904      $11.442       40,156
                                 2006       $11.442      $12.870       42,869
                                 2007       $12.870      $13.474       47,353
                                 2008       $13.474      $ 9.429       31,207
                                 2009       $ 9.429      $11.654       35,443
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.355        1,618
                                 2005       $10.355      $10.292       67,321
                                 2006       $10.292      $11.040      114,882
                                 2007       $11.040      $11.501      130,274
                                 2008       $11.501      $ 9.305       99,340
                                 2009       $ 9.305      $12.261       98,247
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.888       16,320
                                 2005       $10.888      $11.029       57,442
                                 2006       $11.029      $12.691       96,962
                                 2007       $12.691      $12.878      110,080
                                 2008       $12.878      $ 8.032       67,946
                                 2009       $ 8.032      $ 9.370       65,181
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.136          229
                                 2005       $11.136      $11.431       31,434
                                 2006       $11.431      $12.101       32,210
                                 2007       $12.101      $14.398       44,456
                                 2008       $14.398      $ 8.723       32,252
                                 2009       $ 8.723      $12.456       27,279
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.119        6,222
                                 2005       $11.119      $11.806      119,670
                                 2006       $11.806      $13.001      188,920

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.001      $12.828      202,350
                                 2008       $12.828      $ 7.632      166,949
                                 2009       $ 7.632      $ 9.480      141,824
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.113      $13.083       58,873
                                 2004       $13.083      $14.093      116,357
                                 2005       $14.093      $14.335      132,273
                                 2006       $14.335      $15.592      117,082
                                 2007       $15.592      $15.829       86,099
                                 2008       $15.829      $ 8.756       45,492
                                 2009       $ 8.756      $10.446       43,525
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.102      $10.102        2,147
                                 2005       $10.102      $10.143       10,017
                                 2006       $10.143      $10.443       98,550
                                 2007       $10.443      $10.663      165,945
                                 2008       $10.663      $ 6.374      111,381
                                 2009       $ 6.374      $ 6.819      136,731
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.273       72,134
                                 2004       $12.273      $12.837      113,530
                                 2005       $12.837      $13.208      192,147
                                 2006       $13.208      $13.954      203,721
                                 2007       $13.954      $15.586      174,939
                                 2008       $15.586      $ 8.309      167,957
                                 2009       $ 8.309      $11.751      108,194
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.087      $14.222       18,054
                                 2004       $14.222      $16.587       39,482
                                 2005       $16.587      $18.563       47,693
                                 2006       $18.563      $21.375       56,569
                                 2007       $21.375      $22.244       38,551
                                 2008       $22.244      $13.022       35,497
                                 2009       $13.022      $17.803       20,031
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.737      $12.946       26,448
                                 2004       $12.737      $13.811       75,167
                                 2005       $13.811      $13.822       96,810
                                 2006       $13.822      $14.813       87,751
                                 2007       $14.813      $14.463       68,835
                                 2008       $14.463      $ 3.040      100,526
                                 2009       $ 3.040      $ 3.757      100,883

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.468      $12.623       58,438
                                 2004       $12.623      $13.517      137,524
                                 2005       $13.517      $14.023      220,347
                                 2006       $14.023      $15.790      267,841
                                 2007       $15.790      $16.133      246,982
                                 2008       $16.133      $ 9.714      205,707
                                 2009       $ 9.714      $12.198      163,749
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.719      $14.650       26,125
                                 2004       $14.650      $17.130       48,101
                                 2005       $17.130      $18.440      100,152
                                 2006       $18.440      $20.745       99,257
                                 2007       $20.745      $20.067       96,136
                                 2008       $20.067      $12.205       81,411
                                 2009       $12.205      $16.391       66,703
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.345      $12.379       57,983
                                 2004       $12.379      $14.093      116,357
                                 2005       $14.505      $15.938       48,893
                                 2006       $15.938      $16.060       53,784
                                 2007       $16.060      $16.706       40,435
                                 2008       $16.706      $ 8.324       23,954
                                 2009       $ 8.324      $10.801       22,320
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.252      $12.126       54,870
                                 2004       $12.126      $12.900      166,406
                                 2005       $12.900      $12.971      250,821
                                 2006       $12.971      $13.647      289,729
                                 2007       $13.647      $14.667      231,759
                                 2008       $14.667      $12.305      174,839
                                 2009       $12.305      $14.295      157,374
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.757      $12.421       20,605
                                 2004       $12.421      $13.297       34,170
                                 2005       $13.297      $13.956       41,881
                                 2006       $13.956      $15.453       60,615
                                 2007       $15.453      $15.605       43,781
                                 2008       $15.605      $10.208       29,807
                                 2009       $10.208      $13.541       28,411
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.998      $13.493       41,372
                                 2004       $13.493      $14.709       91,586
                                 2005       $14.709      $15.186       99,147
                                 2006       $15.186      $17.270       80,694
                                 2007       $17.270      $15.919       50,554

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.919      $ 9.574       36,588
                                 2009       $ 9.574      $12.193       33,424
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.238      $11.292       25,169
                                 2004       $11.238      $11.868       40,280
                                 2005       $11.868      $13.181       37,614
                                 2006       $13.181      $13.294       18,764
                                 2007       $13.294      $12.963       18,138
                                 2008       $12.963      $10.547       10,577
                                 2009       $10.547      $13.038       10,326
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.871      $13.333       59,202
                                 2004       $13.333      $14.460       86,839
                                 2005       $14.460      $14.626      103,679
                                 2006       $14.626      $15.861       90,218
                                 2007       $15.861      $15.994       58,012
                                 2008       $15.994      $11.601       42,191
                                 2009       $11.601      $17.094       35,972
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.361      $10.433       96,913
                                 2004       $10.433      $10.689      121,090
                                 2005       $10.689      $10.736      217,515
                                 2006       $10.736      $11.009      273,762
                                 2007       $11.009      $11.364      261,358
                                 2008       $11.364      $ 8.482      187,980
                                 2009       $ 8.482      $12.204      155,591
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.586      $13.370       24,552
                                 2004       $13.370      $15.242       44,477
                                 2005       $15.242      $16.778       61,105
                                 2006       $16.778      $21.025       77,418
                                 2007       $21.025      $22.352       85,822
                                 2008       $22.352      $12.291       61,309
                                 2009       $12.291      $15.029       55,998
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.697      $12.980       12,684
                                 2004       $12.980      $14.344       15,786
                                 2005       $14.344      $15.313       22,962
                                 2006       $15.313      $17.118       31,435
                                 2007       $17.118      $15.925       30,857
                                 2008       $15.925      $ 9.445       20,921
                                 2009       $ 9.445      $12.123       20,742

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.942      $ 9.844       55,489
                                 2004       $ 9.844      $ 9.721      101,571
                                 2005       $ 9.721      $ 9.779      152,666
                                 2006       $ 9.779      $10.017      361,573
                                 2007       $10.017      $10.297      440,143
                                 2008       $10.297      $10.362      253,914
                                 2009       $10.362      $10.187      299,181
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.984      $13.484       14,480
                                 2004       $13.484      $14.592       23,310
                                 2005       $14.592      $15.750       21,483
                                 2006       $15.750      $16.775       10,779
                                 2007       $16.775      $17.401        1,436
                                 2008       $17.401      $10.457        1,354
                                 2009       $10.457      $13.556        1,340
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.326      $14.560        7,769
                                 2004       $14.560      $16.489       31,282
                                 2005       $16.489      $17.132       75,938
                                 2006       $17.132      $19.501      107,474
                                 2007       $19.501      $18.195      106,073
                                 2008       $18.195      $ 9.861       99,111
                                 2009       $ 9.861      $ 9.281            0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.846      $13.083       13,274
                                 2004       $13.083      $13.807       15,197
                                 2005       $13.807      $14.225       14,148
                                 2006       $14.225      $15.536        7,965
                                 2007       $15.536      $15.326        2,938
                                 2008       $15.326      $ 9.240        8,334
                                 2009       $ 9.240      $12.074        1,607
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.687      $12.072       49,138
                                 2004       $12.072      $12.816       73,484
                                 2005       $12.816      $13.077       91,875
                                 2006       $13.077      $14.360       90,231
                                 2007       $14.360      $14.222       96,261
                                 2008       $14.222      $ 8.271       75,553
                                 2009       $ 8.271      $10.194       64,248
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.652      $14.045        6,117
                                 2004       $14.045      $16.755       11,257

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.755      $17.849       10,843
                                 2006       $17.849      $22.247       10,360
                                 2007       $22.247      $26.178        6,476
                                 2008       $26.178      $17.852        3,613
                                 2009       $17.852      $18.803        3,221
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.803      $13.549       15,849
                                 2004       $13.549      $15.767       17,896
                                 2005       $15.767      $17.349       21,013
                                 2006       $17.349      $17.950       12,560
                                 2007       $17.950      $18.280       11,929
                                 2008       $18.280      $ 9.766        8,243
                                 2009       $ 9.766      $13.293        7,996
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.583      $12.387       76,715
                                 2004       $12.387      $12.764      111,836
                                 2005       $12.764      $13.237      119,635
                                 2006       $13.237      $13.693      113,668
                                 2007       $13.693      $14.174       60,933
                                 2008       $14.174      $ 8.756       38,089
                                 2009       $ 8.756      $14.080       32,456
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.107       28,829
                                 2005       $11.107      $12.109       29,073
                                 2006       $12.109      $12.465       32,827
                                 2007       $12.465      $14.381       26,455
                                 2008       $14.381      $ 7.501       23,836
                                 2009       $ 7.501      $11.508        8,065
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.320       26,034
                                 2005       $11.320      $11.563      114,241
                                 2006       $11.563      $13.166      173,439
                                 2007       $13.166      $12.615      176,320
                                 2008       $12.615      $ 7.945      143,986
                                 2009       $ 7.945      $10.009      117,239
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.784      $13.342       81,920
                                 2004       $13.342      $14.938      116,195
                                 2005       $14.938      $16.081      158,780
                                 2006       $16.081      $18.299      168,659
                                 2007       $18.299      $18.404      150,651
                                 2008       $18.404      $12.240      121,217
                                 2009       $12.240      $14.904      101,888

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000            0
                                 2004       $10.000      $ 9.865       54,623
                                 2005       $ 9.865      $ 9.914       78,315
                                 2006       $ 9.914      $10.133      103,626
                                 2007       $10.133      $10.383       70,061
                                 2008       $10.383      $10.369      204,990
                                 2009       $10.369      $10.181            0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.934      $11.727       19,952
                                 2004       $11.727      $12.285       40,948
                                 2005       $12.285      $12.974       57,708
                                 2006       $12.974      $13.064       55,144
                                 2007       $13.064      $14.948       43,465
                                 2008       $14.948      $ 7.462       39,518
                                 2009       $ 7.462      $12.127       27,121
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.295      $13.861        2,023
                                 2004       $13.861      $14.969       14,959
                                 2005       $14.969      $16.470       25,358
                                 2006       $16.470      $17.905       27,849
                                 2007       $17.905      $18.688       22,251
                                 2008       $18.688      $15.588       18,058
                                 2009       $15.588      $19.899       16,169
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.944        9,635
                                 2005       $10.944      $11.531       34,872
                                 2006       $11.531      $12.736       67,320
                                 2007       $12.736      $12.914       61,192
                                 2008       $12.914      $ 9.796       47,908
                                 2009       $ 9.796      $11.772       32,367
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.741       42,054
                                 2005       $10.741      $12.195       72,168
                                 2006       $12.195      $12.456       63,726
                                 2007       $12.456      $14.896       55,789
                                 2008       $14.896      $ 7.426       58,916
                                 2009       $ 7.426      $12.061       21,456
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.716        6,894
                                 2005       $10.716      $12.142        7,641
                                 2006       $12.142      $12.367        5,919
                                 2007       $12.367      $14.760        2,510
                                 2008       $14.760      $ 7.335        1,988
                                 2009       $ 7.335      $11.884        1,692

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000            0
                                 2004       $10.000      $11.064       11,362
                                 2005       $11.064      $12.155       72,263
                                 2006       $12.155      $14.491      120,934
                                 2007       $14.491      $15.607      126,386
                                 2008       $15.607      $10.880      107,259
                                 2009       $10.880      $13.830       80,483
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.813       30,168
                                 2007       $ 9.813      $11.803       58,767
                                 2008       $11.803      $ 6.158       55,907
                                 2009       $ 6.158      $ 9.508       59,236
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.566        8,142
                                 2004       $13.566      $15.831       14,958
                                 2005       $15.831      $17.534       16,106
                                 2006       $17.534      $19.240       16,458
                                 2007       $19.240      $19.433        9,515
                                 2008       $19.433      $11.356        7,602
                                 2009       $11.356      $16.338        5,609
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.283      107,936
                                 2005       $11.283      $12.433       60,263
                                 2006       $12.433      $14.724       52,225
                                 2007       $14.724      $15.578       33,633
                                 2008       $15.578      $ 8.973       19,935
                                 2009       $ 8.973      $12.254       19,096
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.277        8,383
                                 2005       $11.277      $12.408       14,350
                                 2006       $12.408      $14.685       48,721
                                 2007       $14.685      $15.522       62,653
                                 2008       $15.522      $ 8.920       58,629
                                 2009       $ 8.920      $12.179       49,333
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.385      $14.497       22,762
                                 2004       $14.497      $19.354       47,604
                                 2005       $19.354      $22.170       68,844
                                 2006       $22.170      $29.946       74,616
                                 2007       $29.946      $24.303       74,887
                                 2008       $24.303      $14.769       56,202

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.769      $18.618      43,984
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.508      86,150



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.75



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.245       1,628
                                 2007       $10.245      $11.784       1,628
                                 2008       $11.784      $ 6.622       1,628
                                 2009       $ 6.622      $ 8.797           0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.437           0
                                 2007       $10.437      $11.095           0
                                 2008       $11.095      $ 8.141           0
                                 2009       $ 8.141      $ 9.896           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.466           0
                                 2007       $10.466      $11.285           0
                                 2008       $11.285      $ 7.436           0
                                 2009       $ 7.436      $ 9.374           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.475           0
                                 2007       $10.475      $11.409           0
                                 2008       $11.409      $ 6.917           0
                                 2009       $ 6.917      $ 8.897           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.327           0
                                 2007       $10.327      $10.725           0
                                 2008       $10.725      $ 9.391           0
                                 2009       $ 9.391      $10.557           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.723           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.723      $11.660           0
                                 2008       $11.660      $ 6.315           0
                                 2009       $ 6.315      $ 8.943           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.798           0
                                 2007       $10.798      $11.136           0
                                 2008       $11.136      $ 6.862           0
                                 2009       $ 6.862      $ 8.499           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.855           0
                                 2007       $ 9.855      $11.145           0
                                 2008       $11.145      $ 6.600           0
                                 2009       $ 6.600      $ 9.045           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.845           0
                                 2003       $10.845      $13.368       2,409
                                 2004       $13.368      $14.500       3,296
                                 2005       $14.500      $14.719       3,246
                                 2006       $14.719      $16.853       2,364
                                 2007       $16.853      $15.911       1,226
                                 2008       $15.911      $10.119       1,299
                                 2009       $10.119      $12.558       1,168
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.214         331
                                 2005       $11.214      $11.173       3,228
                                 2006       $11.173      $12.956       4,677
                                 2007       $12.956      $13.180       5,059
                                 2008       $13.180      $ 9.091       4,870
                                 2009       $ 9.091      $12.088       4,786
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.516           0
                                 2005       $10.516      $10.422           0
                                 2006       $10.422      $11.334           0
                                 2007       $11.334      $11.805           0
                                 2008       $11.805      $ 7.579           0
                                 2009       $ 7.579      $ 9.641           0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.529         466
                                 2003       $11.529      $15.516         466
                                 2004       $15.516      $16.961           4
                                 2005       $16.961      $17.429           4
                                 2006       $17.429      $18.578           0
                                 2007       $18.578      $20.263           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $20.263      $11.426           0
                                 2009       $11.426      $16.086           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.219           0
                                 2003       $11.219      $14.536       2,809
                                 2004       $14.536      $17.639       2,892
                                 2005       $17.639      $18.814       2,831
                                 2006       $18.814      $21.583       1,460
                                 2007       $21.583      $20.659         752
                                 2008       $20.659      $13.569         737
                                 2009       $13.569      $17.185         716
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.228           0
                                 2005       $10.228      $10.272           0
                                 2006       $10.272      $10.477           0
                                 2007       $10.477      $10.952           0
                                 2008       $10.952      $11.555           0
                                 2009       $11.555      $11.681           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.992         264
                                 2007       $10.992      $12.055         264
                                 2008       $12.055      $ 8.457         264
                                 2009       $ 8.457      $10.227           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.319           0
                                 2003       $10.319      $12.663       2,593
                                 2004       $12.663      $13.986       3,452
                                 2005       $13.986      $15.164       4,085
                                 2006       $15.164      $17.603       3,340
                                 2007       $17.603      $17.861       2,174
                                 2008       $17.861      $11.015       1,865
                                 2009       $11.015      $13.614       1,587
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.227           0
                                 2003       $11.227      $16.844           0
                                 2004       $16.844      $20.599         140
                                 2005       $20.599      $25.741         111
                                 2006       $25.741      $32.334         105
                                 2007       $32.334      $40.829         103
                                 2008       $40.829      $18.934         107
                                 2009       $18.934      $32.046          10

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.470           0
                                 2003       $10.470      $13.574         660
                                 2004       $13.574      $15.777       1,313
                                 2005       $15.777      $17.045       1,642
                                 2006       $17.045      $20.300       2,456
                                 2007       $20.300      $22.981       1,852
                                 2008       $22.981      $13.435       1,887
                                 2009       $13.435      $18.055       1,011
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.715           0
                                 2003       $10.715      $12.865           0
                                 2004       $12.865      $14.475           0
                                 2005       $14.475      $13.758           0
                                 2006       $13.758      $15.214           0
                                 2007       $15.214      $16.559           0
                                 2008       $16.559      $17.246           0
                                 2009       $17.246      $20.071           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.902           0
                                 2005       $10.902      $11.435         444
                                 2006       $11.435      $12.855         431
                                 2007       $12.855      $13.452         416
                                 2008       $13.452      $ 9.409         380
                                 2009       $ 9.409      $11.622         392
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.353           0
                                 2005       $10.353      $10.286           0
                                 2006       $10.286      $11.028           0
                                 2007       $11.028      $11.482           0
                                 2008       $11.482      $ 9.285           0
                                 2009       $ 9.285      $12.228           0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.886           0
                                 2005       $10.886      $11.022           0
                                 2006       $11.022      $12.676           0
                                 2007       $12.676      $12.856           0
                                 2008       $12.856      $ 8.015           0
                                 2009       $ 8.015      $ 9.345           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.134           0
                                 2005       $11.134      $11.424           0
                                 2006       $11.424      $12.087         459
                                 2007       $12.087      $14.374         459

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.374      $ 8.704         459
                                 2009       $ 8.704      $12.423           0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.117           0
                                 2005       $11.117      $11.799         266
                                 2006       $11.799      $12.986         264
                                 2007       $12.986      $12.806         262
                                 2008       $12.806      $ 7.615         260
                                 2009       $ 7.615      $ 9.455         258
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.690         939
                                 2003       $10.690      $13.071       1,175
                                 2004       $13.071      $14.073       1,221
                                 2005       $14.073      $14.307       1,088
                                 2006       $14.307      $15.554         627
                                 2007       $15.554      $15.782         619
                                 2008       $15.782      $ 8.726         413
                                 2009       $ 8.726      $10.405         434
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.101           0
                                 2005       $10.101      $10.137           0
                                 2006       $10.137      $10.431           0
                                 2007       $10.431      $10.646           0
                                 2008       $10.646      $ 6.360           0
                                 2009       $ 6.360      $ 6.801           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.268       2,307
                                 2004       $12.268      $12.826       2,327
                                 2005       $12.826      $13.190       2,400
                                 2006       $13.190      $13.928       1,333
                                 2007       $13.928      $15.549         873
                                 2008       $15.549      $ 8.285         965
                                 2009       $ 8.285      $11.711         879
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.143           0
                                 2003       $10.143      $14.209         279
                                 2004       $14.209      $16.564         704
                                 2005       $16.564      $18.527         680
                                 2006       $18.527      $21.324         583
                                 2007       $21.324      $22.179         431
                                 2008       $22.179      $12.977         166
                                 2009       $12.977      $17.733         151

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.655           0
                                 2003       $10.655      $12.935         237
                                 2004       $12.935      $13.792         466
                                 2005       $13.792      $13.796         463
                                 2006       $13.796      $14.777           0
                                 2007       $14.777      $14.421           0
                                 2008       $14.421      $ 3.030           0
                                 2009       $ 3.030      $ 3.742           0
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.172         901
                                 2003       $10.172      $12.611       3,165
                                 2004       $12.611      $13.498       2,743
                                 2005       $13.498      $13.997       2,591
                                 2006       $13.997      $15.751       2,060
                                 2007       $15.751      $16.085       2,046
                                 2008       $16.085      $ 9.680       2,144
                                 2009       $ 9.680      $12.150       2,130
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.348           0
                                 2003       $10.348      $14.637         105
                                 2004       $14.637      $17.106       1,048
                                 2005       $17.106      $18.405         764
                                 2006       $18.405      $20.695         517
                                 2007       $20.695      $20.009         511
                                 2008       $20.009      $12.163         537
                                 2009       $12.163      $16.327         380
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.055           0
                                 2003       $10.055      $12.368         409
                                 2004       $12.368      $14.485           0
                                 2005       $14.485      $15.907           0
                                 2006       $15.907      $16.021           0
                                 2007       $16.021      $16.657           0
                                 2008       $16.657      $ 8.295           0
                                 2009       $ 8.295      $10.758           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.545       1,215
                                 2003       $10.545      $12.115       3,691
                                 2004       $12.115      $12.882       6,403
                                 2005       $12.882      $12.946       6,061
                                 2006       $12.946      $13.614       3,055
                                 2007       $13.614      $14.624       2,575
                                 2008       $14.624      $12.263       2,127
                                 2009       $12.263      $14.238       2,117

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.382           0
                                 2003       $10.382      $12.410       1,426
                                 2004       $12.410      $13.278       2,327
                                 2005       $13.278      $13.929       2,588
                                 2006       $13.929      $15.416       2,580
                                 2007       $15.416      $15.559       1,737
                                 2008       $15.559      $10.173       1,477
                                 2009       $10.173      $13.488       1,456
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.792          54
                                 2003       $10.792      $13.481       3,423
                                 2004       $13.481      $14.688       2,979
                                 2005       $14.688      $15.157       2,936
                                 2006       $15.157      $17.229       1,219
                                 2007       $17.229      $15.872         643
                                 2008       $15.872      $ 9.541         715
                                 2009       $ 9.541      $12.145         710
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.718           0
                                 2003       $ 9.718      $11.282         472
                                 2004       $11.282      $11.852         483
                                 2005       $11.852      $13.156         443
                                 2006       $13.156      $13.262         463
                                 2007       $13.262      $12.925         504
                                 2008       $12.925      $10.510         385
                                 2009       $10.510      $12.986         412
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.735           0
                                 2003       $10.735      $13.321         721
                                 2004       $13.321      $14.440       2,067
                                 2005       $14.440      $14.599      19,321
                                 2006       $14.599      $15.823      18,522
                                 2007       $15.823      $15.948      19,017
                                 2008       $15.948      $11.561      18,761
                                 2009       $11.561      $17.027      18,223
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.179         674
                                 2003       $10.179      $10.424       5,912
                                 2004       $10.424      $10.674       5,061
                                 2005       $10.674      $10.715       5,373
                                 2006       $10.715      $10.983       1,540
                                 2007       $10.983      $11.331       1,025
                                 2008       $11.331      $ 8.453         784
                                 2009       $ 8.453      $12.156         776

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.598           0
                                 2003       $10.598      $13.358         892
                                 2004       $13.358      $15.220       1,615
                                 2005       $15.220      $16.746       1,937
                                 2006       $16.746      $20.975       1,510
                                 2007       $20.975      $22.286       1,227
                                 2008       $22.286      $12.248         401
                                 2009       $12.248      $14.969         384
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.401           0
                                 2003       $10.401      $12.968           0
                                 2004       $12.968      $14.324           0
                                 2005       $14.324      $15.284           0
                                 2006       $15.284      $17.076           0
                                 2007       $17.076      $15.878           0
                                 2008       $15.878      $ 9.412         103
                                 2009       $ 9.412      $12.075           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.979           0
                                 2003       $ 9.979      $ 9.835         265
                                 2004       $ 9.835      $ 9.708       2,737
                                 2005       $ 9.708      $ 9.761       2,812
                                 2006       $ 9.761      $ 9.993       2,609
                                 2007       $ 9.993      $10.266       1,980
                                 2008       $10.266      $10.326       3,126
                                 2009       $10.326      $10.147       3,087
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.373           0
                                 2003       $10.373      $13.472           0
                                 2004       $13.472      $14.572           0
                                 2005       $14.572      $15.720           0
                                 2006       $15.720      $16.735           0
                                 2007       $16.735      $17.350           0
                                 2008       $17.350      $10.421           0
                                 2009       $10.421      $13.503           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.198           0
                                 2003       $11.198      $14.547           0
                                 2004       $14.547      $16.466       1,287
                                 2005       $16.466      $17.099       1,026
                                 2006       $17.099      $19.453         857
                                 2007       $19.453      $18.141         537
                                 2008       $18.141      $ 9.827         481
                                 2009       $ 9.827      $ 9.248           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.636           0
                                 2003       $10.636      $13.072         200
                                 2004       $13.072      $13.787           0
                                 2005       $13.787      $14.198           0
                                 2006       $14.198      $15.499           0
                                 2007       $15.499      $15.281           0
                                 2008       $15.281      $ 9.209           0
                                 2009       $ 9.209      $12.027           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.509           0
                                 2003       $10.509      $12.061       2,690
                                 2004       $12.061      $12.798       3,984
                                 2005       $12.798      $13.052       3,849
                                 2006       $13.052      $14.326       3,331
                                 2007       $14.326      $14.180       2,462
                                 2008       $14.180      $ 8.242       2,451
                                 2009       $ 8.242      $10.154       2,462
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.464           0
                                 2003       $11.464      $14.032           0
                                 2004       $14.032      $16.732           0
                                 2005       $16.732      $17.815           0
                                 2006       $17.815      $22.194           0
                                 2007       $22.194      $26.101           0
                                 2008       $26.101      $17.790           0
                                 2009       $17.790      $18.729           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.367           0
                                 2003       $10.367      $13.537       2,118
                                 2004       $13.537      $15.745       1,673
                                 2005       $15.745      $17.316       1,617
                                 2006       $17.316      $17.907         569
                                 2007       $17.907      $18.226         554
                                 2008       $18.226      $ 9.732         629
                                 2009       $ 9.732      $13.241         647
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.103         890
                                 2003       $10.103      $12.376       5,279
                                 2004       $12.376      $12.746       6,442
                                 2005       $12.746      $13.211       5,936
                                 2006       $13.211      $13.660       3,934
                                 2007       $13.660      $14.133       3,053
                                 2008       $14.133      $ 8.726       3,054
                                 2009       $ 8.726      $14.025       2,649

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.103         666
                                 2005       $11.103      $12.099         623
                                 2006       $12.099      $12.449         602
                                 2007       $12.449      $14.354         526
                                 2008       $14.354      $ 7.483         612
                                 2009       $ 7.483      $11.474         509
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.316           0
                                 2005       $11.316      $11.554         499
                                 2006       $11.554      $13.148         496
                                 2007       $13.148      $12.591         494
                                 2008       $12.591      $ 7.926         489
                                 2009       $ 7.926      $ 9.981         485
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.647           0
                                 2003       $10.647      $13.330       2,415
                                 2004       $13.330      $14.917       4,190
                                 2005       $14.917      $16.051       4,064
                                 2006       $16.051      $18.254       3,867
                                 2007       $18.254      $18.350       3,797
                                 2008       $18.350      $12.198       3,504
                                 2009       $12.198      $14.845       3,449
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.860       1,795
                                 2005       $ 9.860      $ 9.904       1,761
                                 2006       $ 9.904      $10.117       1,804
                                 2007       $10.117      $10.362       1,672
                                 2008       $10.362      $10.343       1,186
                                 2009       $10.343      $10.150           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.405           0
                                 2003       $ 9.405      $11.716         896
                                 2004       $11.716      $12.268       1,342
                                 2005       $12.268      $12.949       1,410
                                 2006       $12.949      $13.032       1,207
                                 2007       $13.032      $14.905         425
                                 2008       $14.905      $ 7.437         415
                                 2009       $ 7.437      $12.080         390
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.053           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.053      $13.848          0
                                 2004       $13.848      $14.948        934
                                 2005       $14.948      $16.438        853
                                 2006       $16.438      $17.862        839
                                 2007       $17.862      $18.633        780
                                 2008       $18.633      $15.535        681
                                 2009       $15.535      $19.821        629
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.941          0
                                 2005       $10.941      $11.521        441
                                 2006       $11.521      $12.719        435
                                 2007       $12.719      $12.890        434
                                 2008       $12.890      $ 9.773        363
                                 2009       $ 9.773      $11.738        389
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.738        856
                                 2005       $10.738      $12.184        752
                                 2006       $12.184      $12.439          0
                                 2007       $12.439      $14.868          0
                                 2008       $14.868      $ 7.408          0
                                 2009       $ 7.408      $12.027          0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.712         82
                                 2005       $10.712      $12.131         76
                                 2006       $12.131      $12.350         80
                                 2007       $12.350      $14.732         71
                                 2008       $14.732      $ 7.317         92
                                 2009       $ 7.317      $11.850         76
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000          0
                                 2004       $10.000      $11.058          0
                                 2005       $11.058      $12.143        357
                                 2006       $12.143      $14.469        355
                                 2007       $14.469      $15.575        353
                                 2008       $15.575      $10.852        349
                                 2009       $10.852      $13.788        347
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2005       $10.000      $10.000          0
                                 2006       $10.000      $ 9.809          0
                                 2007       $ 9.809      $11.793          0
                                 2008       $11.793      $ 6.150          0
                                 2009       $ 6.150      $ 9.490          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.561         418
                                 2004       $13.561      $15.818         361
                                 2005       $15.818      $17.510         359
                                 2006       $17.510      $19.204         357
                                 2007       $19.204      $19.387           0
                                 2008       $19.387      $11.323           0
                                 2009       $11.323      $16.283           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.280       1,270
                                 2005       $11.280      $12.423         442
                                 2006       $12.423      $14.704         398
                                 2007       $14.704      $15.548         377
                                 2008       $15.548      $ 8.951         507
                                 2009       $ 8.951      $12.219         432
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.273           0
                                 2005       $11.273      $12.398           0
                                 2006       $12.398      $14.665           0
                                 2007       $14.665      $15.493           0
                                 2008       $15.493      $ 8.899           0
                                 2009       $ 8.899      $12.144           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.695           0
                                 2003       $10.695      $14.484         688
                                 2004       $14.484      $19.327       1,360
                                 2005       $19.327      $22.128       1,220
                                 2006       $22.128      $29.874       1,114
                                 2007       $29.874      $24.232       1,111
                                 2008       $24.232      $14.718       1,270
                                 2009       $14.718      $18.545       1,095
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.458         449



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003 OR WITH THE ENHANCED
 BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.8



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.242       8,349
                                 2007       $10.242      $11.774      21,067
                                 2008       $11.774      $ 6.613      16,803
                                 2009       $ 6.613      $ 8.780      16,911
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.433           0
                                 2007       $10.433      $11.085           0
                                 2008       $11.085      $ 8.130           0
                                 2009       $ 8.130      $ 9.877       8,807
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.463       6,764
                                 2007       $10.463      $11.275      11,814
                                 2008       $11.275      $ 7.426      10,842
                                 2009       $ 7.426      $ 9.356       4,233
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.472           0
                                 2007       $10.472      $11.399           0
                                 2008       $11.399      $ 6.907           0
                                 2009       $ 6.907      $ 8.881           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.324           0
                                 2007       $10.324      $10.716           0
                                 2008       $10.716      $ 9.378           0
                                 2009       $ 9.378      $10.537           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.720           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.720      $11.650            0
                                 2008       $11.650      $ 6.306        2,030
                                 2009       $ 6.306      $ 8.926        2,015
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.794            0
                                 2007       $10.794      $11.126            0
                                 2008       $11.126      $ 6.853        1,020
                                 2009       $ 6.853      $ 8.483        1,012
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.852        1,804
                                 2007       $ 9.852      $11.135        1,455
                                 2008       $11.135      $ 6.591        1,155
                                 2009       $ 6.591      $ 9.028        1,044
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.844            0
                                 2003       $10.844      $13.359       98,148
                                 2004       $13.359      $14.483      109,227
                                 2005       $14.483      $14.695      113,871
                                 2006       $14.695      $16.817       94,459
                                 2007       $16.817      $15.869       79,494
                                 2008       $15.869      $10.087       54,943
                                 2009       $10.087      $12.511       50,695
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.210       19,467
                                 2005       $11.210      $11.164       93,549
                                 2006       $11.164      $12.938      138,742
                                 2007       $12.938      $13.155      134,476
                                 2008       $13.155      $ 9.070      100,997
                                 2009       $ 9.070      $12.054       82,699
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.515        1,154
                                 2005       $10.515      $10.415       37,142
                                 2006       $10.415      $11.321       68,499
                                 2007       $11.321      $11.786       62,843
                                 2008       $11.786      $ 7.562       57,250
                                 2009       $ 7.562      $ 9.616       46,229
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.528          536
                                 2003       $11.528      $15.507        9,198
                                 2004       $15.507      $16.942        6,656
                                 2005       $16.942      $17.401        6,326
                                 2006       $17.401      $18.538        3,227
                                 2007       $18.538      $20.209        1,135

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $20.209      $11.389        1,076
                                 2009       $11.389      $16.027          806
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.218          819
                                 2003       $11.218      $14.527       35,922
                                 2004       $14.527      $17.619       47,975
                                 2005       $17.619      $18.784       55,040
                                 2006       $18.784      $21.537       45,665
                                 2007       $21.537      $20.604       44,326
                                 2008       $20.604      $13.526       31,312
                                 2009       $13.526      $17.122       29,105
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.225          176
                                 2005       $10.225      $10.263        1,854
                                 2006       $10.263      $10.463        5,117
                                 2007       $10.463      $10.931       29,897
                                 2008       $10.931      $11.527       55,545
                                 2009       $11.527      $11.647       56,721
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.989        2,210
                                 2007       $10.989      $12.045       10,011
                                 2008       $12.045      $ 8.446        3,769
                                 2009       $ 8.446      $10.208        3,206
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.318        3,032
                                 2003       $10.318      $12.656       83,235
                                 2004       $12.656      $13.971      103,523
                                 2005       $13.971      $15.139      120,949
                                 2006       $15.139      $17.566      141,029
                                 2007       $17.566      $17.813      144,092
                                 2008       $17.813      $10.980      107,997
                                 2009       $10.980      $13.564       96,889
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.226            0
                                 2003       $11.226      $16.833       17,819
                                 2004       $16.833      $20.576        8,488
                                 2005       $20.576      $25.699       12,992
                                 2006       $25.699      $32.264       11,880
                                 2007       $32.264      $40.721       15,205
                                 2008       $40.721      $18.874       14,594
                                 2009       $18.874      $31.928       12,136

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.468           0
                                 2003       $10.468      $13.564      14,556
                                 2004       $13.564      $15.759      24,268
                                 2005       $15.759      $17.017      39,542
                                 2006       $17.017      $20.256      48,162
                                 2007       $20.256      $22.920      52,888
                                 2008       $22.920      $13.393      45,770
                                 2009       $13.393      $17.989      38,040
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.714           0
                                 2003       $10.714      $12.857       1,912
                                 2004       $12.857      $14.458       1,903
                                 2005       $14.458      $13.735       1,874
                                 2006       $13.735      $15.182       1,864
                                 2007       $15.182      $16.515         468
                                 2008       $16.515      $17.191         286
                                 2009       $17.191      $19.997         296
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.901       1,104
                                 2005       $10.901      $11.427       3,666
                                 2006       $11.427      $12.840       5,910
                                 2007       $12.840      $13.429       6,924
                                 2008       $13.429      $ 9.388       6,672
                                 2009       $ 9.388      $11.591       6,589
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.352           0
                                 2005       $10.352      $10.279      11,747
                                 2006       $10.279      $11.015      33,173
                                 2007       $11.015      $11.463      37,013
                                 2008       $11.463      $ 9.265      33,186
                                 2009       $ 9.265      $12.196      48,968
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.885       2,680
                                 2005       $10.885      $11.015       6,703
                                 2006       $11.015      $12.662      12,101
                                 2007       $12.662      $12.835      12,806
                                 2008       $12.835      $ 7.998      12,188
                                 2009       $ 7.998      $ 9.320      14,539
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.133       1,325
                                 2005       $11.133      $11.417       4,636
                                 2006       $11.417      $12.073       7,789
                                 2007       $12.073      $14.350      11,280

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.350      $ 8.685       6,646
                                 2009       $ 8.685      $12.390       4,695
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.116       6,288
                                 2005       $11.116      $11.791      49,961
                                 2006       $11.791      $12.971      64,141
                                 2007       $12.971      $12.785      70,453
                                 2008       $12.785      $ 7.599      52,425
                                 2009       $ 7.599      $ 9.430      48,096
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.689           0
                                 2003       $10.689      $13.063      56,222
                                 2004       $13.063      $14.057      55,093
                                 2005       $14.057      $14.284      33,413
                                 2006       $14.284      $15.521      24,243
                                 2007       $15.521      $15.740      21,953
                                 2008       $15.740      $ 8.698      20,542
                                 2009       $ 8.698      $10.366      18,169
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.100           0
                                 2005       $10.100      $10.130       1,655
                                 2006       $10.130      $10.419      11,977
                                 2007       $10.419      $10.628      16,100
                                 2008       $10.628      $ 6.346      13,457
                                 2009       $ 6.346      $ 6.783      14,146
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.264      39,151
                                 2004       $12.264      $12.815      55,273
                                 2005       $12.815      $13.172      64,277
                                 2006       $13.172      $13.902      62,970
                                 2007       $13.902      $15.512      40,474
                                 2008       $15.512      $ 8.261      32,399
                                 2009       $ 8.261      $11.671      27,657
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.141           0
                                 2003       $10.141      $14.200      23,494
                                 2004       $14.200      $16.545      30,535
                                 2005       $16.545      $18.497      26,045
                                 2006       $18.497      $21.278      26,606
                                 2007       $21.278      $22.120      16,588
                                 2008       $22.120      $12.936      12,950
                                 2009       $12.936      $17.668       8,435

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.654            0
                                 2003       $10.654      $12.927        9,106
                                 2004       $12.927      $13.776       29,027
                                 2005       $13.776      $13.773       30,149
                                 2006       $13.773      $14.746       29,398
                                 2007       $14.746      $14.383       27,217
                                 2008       $14.383      $ 3.020       36,485
                                 2009       $ 3.020      $ 3.728       43,853
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.170            0
                                 2003       $10.170      $12.604       39,002
                                 2004       $12.604      $13.482       57,144
                                 2005       $13.482      $13.974       86,787
                                 2006       $13.974      $15.718       90,105
                                 2007       $15.718      $16.043       88,455
                                 2008       $16.043      $ 9.650       76,397
                                 2009       $ 9.650      $12.105       74,565
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.347            0
                                 2003       $10.347      $14.628       21,810
                                 2004       $14.628      $17.087       25,997
                                 2005       $17.087      $18.375       22,447
                                 2006       $18.375      $20.650       26,846
                                 2007       $20.650      $19.955       17,283
                                 2008       $19.955      $12.125       15,428
                                 2009       $12.125      $16.267       14,004
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.054            0
                                 2003       $10.054      $12.361        7,210
                                 2004       $12.361      $14.469       11,487
                                 2005       $14.469      $15.881       16,172
                                 2006       $15.881      $15.986       14,857
                                 2007       $15.986      $16.612       21,826
                                 2008       $16.612      $ 8.269       21,237
                                 2009       $ 8.269      $10.719       21,317
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.544          563
                                 2003       $10.544      $12.108       72,736
                                 2004       $12.108      $12.868       80,666
                                 2005       $12.868      $12.925      114,915
                                 2006       $12.925      $13.585      120,111
                                 2007       $13.585      $14.585       98,494
                                 2008       $14.585      $12.224       73,208
                                 2009       $12.224      $14.186       70,528

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.381            0
                                 2003       $10.381      $12.402        4,970
                                 2004       $12.402      $13.263        4,618
                                 2005       $13.263      $13.906        4,589
                                 2006       $13.906      $15.383        5,394
                                 2007       $15.383      $15.518       13,028
                                 2008       $15.518      $10.141        9,407
                                 2009       $10.141      $13.438        2,884
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.791        5,783
                                 2003       $10.791      $13.472       25,332
                                 2004       $13.472      $14.671       30,215
                                 2005       $14.671      $15.132       27,204
                                 2006       $15.132      $17.192       20,592
                                 2007       $17.192      $15.830       13,453
                                 2008       $15.830      $ 9.511        8,550
                                 2009       $ 9.511      $12.101        7,896
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.717            0
                                 2003       $ 9.717      $11.275       12,431
                                 2004       $11.275      $11.838       14,033
                                 2005       $11.838      $13.135       12,390
                                 2006       $13.135      $13.234       11,694
                                 2007       $13.234      $12.891        9,373
                                 2008       $12.891      $10.477        7,694
                                 2009       $10.477      $12.939        7,464
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.734            0
                                 2003       $10.734      $13.312       15,420
                                 2004       $13.312      $14.423       20,210
                                 2005       $14.423      $14.575       27,501
                                 2006       $14.575      $15.789       34,430
                                 2007       $15.789      $15.905       27,408
                                 2008       $15.905      $11.525       18,832
                                 2009       $11.525      $16.964       16,426
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.178          582
                                 2003       $10.178      $10.417       55,791
                                 2004       $10.417      $10.662       78,829
                                 2005       $10.662      $10.697      106,842
                                 2006       $10.697      $10.959      121,324
                                 2007       $10.959      $11.301       78,045
                                 2008       $11.301      $ 8.426       56,342
                                 2009       $ 8.426      $12.111       49,632

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.597        3,291
                                 2003       $10.597      $13.350       15,589
                                 2004       $13.350      $15.203       20,950
                                 2005       $15.203      $16.719       21,198
                                 2006       $16.719      $20.930       21,423
                                 2007       $20.930      $22.227       19,093
                                 2008       $22.227      $12.210       14,119
                                 2009       $12.210      $14.914       13,920
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.400        2,980
                                 2003       $10.400      $12.960       11,476
                                 2004       $12.960      $14.308       11,443
                                 2005       $14.308      $15.259       11,807
                                 2006       $15.259      $17.040       11,544
                                 2007       $17.040      $15.836       10,778
                                 2008       $15.836      $ 9.382        9,692
                                 2009       $ 9.382      $12.030        9,626
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.978       29,772
                                 2003       $ 9.978      $ 9.829       76,158
                                 2004       $ 9.829      $ 9.697       92,625
                                 2005       $ 9.697      $ 9.745      120,835
                                 2006       $ 9.745      $ 9.971      125,915
                                 2007       $ 9.971      $10.239      113,685
                                 2008       $10.239      $10.293       95,120
                                 2009       $10.293      $10.109      132,432
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.372        1,190
                                 2003       $10.372      $13.463       13,721
                                 2004       $13.463      $14.556        9,967
                                 2005       $14.556      $15.694       10,189
                                 2006       $15.694      $16.699       10,261
                                 2007       $16.699      $17.304        9,259
                                 2008       $17.304      $10.388        9,099
                                 2009       $10.388      $13.453        7,714
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.197            0
                                 2003       $11.197      $14.539       18,747
                                 2004       $14.539      $16.447       17,723
                                 2005       $16.447      $17.071       23,253
                                 2006       $17.071      $19.412       25,548
                                 2007       $19.412      $18.093       22,953
                                 2008       $18.093      $ 9.796       23,236
                                 2009       $ 9.796      $ 9.219            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.635       2,928
                                 2003       $10.635      $13.064       7,566
                                 2004       $13.064      $13.772       8,928
                                 2005       $13.772      $14.175       9,112
                                 2006       $14.175      $15.465       9,088
                                 2007       $15.465      $15.241       6,869
                                 2008       $15.241      $ 9.179       6,038
                                 2009       $ 9.179      $11.982       3,823
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.508       6,561
                                 2003       $10.508      $12.054      30,177
                                 2004       $12.054      $12.784      33,855
                                 2005       $12.784      $13.031      33,177
                                 2006       $13.031      $14.295      32,030
                                 2007       $14.295      $14.143      26,082
                                 2008       $14.143      $ 8.216      13,669
                                 2009       $ 8.216      $10.117      11,649
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.462           0
                                 2003       $11.462      $14.023       1,967
                                 2004       $14.023      $16.713       1,952
                                 2005       $16.713      $17.786       2,417
                                 2006       $17.786      $22.146       2,097
                                 2007       $22.146      $26.032       2,047
                                 2008       $26.032      $17.734       1,355
                                 2009       $17.734      $18.660       1,325
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.365         868
                                 2003       $10.365      $13.529      11,133
                                 2004       $13.529      $15.727      16,390
                                 2005       $15.727      $17.288      11,948
                                 2006       $17.288      $17.868       9,085
                                 2007       $17.868      $18.178       8,004
                                 2008       $18.178      $ 9.701       7,870
                                 2009       $ 9.701      $13.192       7,119
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.102         421
                                 2003       $10.102      $12.368      50,154
                                 2004       $12.368      $12.732      59,140
                                 2005       $12.732      $13.190      47,884
                                 2006       $13.190      $13.631      32,555
                                 2007       $13.631      $14.095      15,742
                                 2008       $14.095      $ 8.699      13,149
                                 2009       $ 8.699      $13.973      10,312

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.100       7,590
                                 2005       $11.100      $12.088      14,568
                                 2006       $12.088      $12.432       5,685
                                 2007       $12.432      $14.327       5,481
                                 2008       $14.327      $ 7.465       4,918
                                 2009       $ 7.465      $11.441       3,625
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.312       7,566
                                 2005       $11.312      $11.544      47,008
                                 2006       $11.544      $13.130      35,292
                                 2007       $13.130      $12.568      29,966
                                 2008       $12.568      $ 7.907      52,497
                                 2009       $ 7.907      $ 9.952      26,162
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.646           0
                                 2003       $10.646      $13.322      26,444
                                 2004       $13.322      $14.901      28,675
                                 2005       $14.901      $16.024      35,330
                                 2006       $16.024      $18.215      54,811
                                 2007       $18.215      $18.301      61,816
                                 2008       $18.301      $12.159      20,862
                                 2009       $12.159      $14.790      18,365
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.855      24,474
                                 2005       $ 9.855      $ 9.894      87,757
                                 2006       $ 9.894      $10.102      58,215
                                 2007       $10.102      $10.341      31,920
                                 2008       $10.341      $10.317      18,841
                                 2009       $10.317      $10.119           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.404           0
                                 2003       $ 9.404      $11.709       9,965
                                 2004       $11.709      $12.254      22,713
                                 2005       $12.254      $12.928      25,995
                                 2006       $12.928      $13.004      24,678
                                 2007       $13.004      $14.865      51,516
                                 2008       $14.865      $ 7.413      25,426
                                 2009       $ 7.413      $12.035      24,268
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.052           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.052      $13.840       2,341
                                 2004       $13.840      $14.932       4,599
                                 2005       $14.932      $16.411       9,801
                                 2006       $16.411      $17.824       5,072
                                 2007       $17.824      $18.584       5,129
                                 2008       $18.584      $15.486       3,333
                                 2009       $15.486      $19.748      17,710
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.937       9,093
                                 2005       $10.937      $11.511       9,664
                                 2006       $11.511      $12.702      11,816
                                 2007       $12.702      $12.866      11,931
                                 2008       $12.866      $ 9.750       8,295
                                 2009       $ 9.750      $11.705      11,744
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.734      16,233
                                 2005       $10.734      $12.174      18,196
                                 2006       $12.174      $12.422      14,406
                                 2007       $12.422      $14.840      11,317
                                 2008       $14.840      $ 7.390      12,972
                                 2009       $ 7.390      $11.992       9,169
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.709       4,820
                                 2005       $10.709      $12.121       6,583
                                 2006       $12.121      $12.333       6,509
                                 2007       $12.333      $14.705       6,024
                                 2008       $14.705      $ 7.300      10,574
                                 2009       $ 7.300      $11.816       5,881
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.052       2,621
                                 2005       $11.052      $12.131      16,699
                                 2006       $12.131      $14.447      24,446
                                 2007       $14.447      $15.543      16,771
                                 2008       $15.543      $10.825      33,803
                                 2009       $10.825      $13.746      13,325
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.806       3,567
                                 2007       $ 9.806      $11.783      16,833
                                 2008       $11.783      $ 6.142      12,954
                                 2009       $ 6.142      $ 9.473       9,275
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.556       5,693

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.556      $15.804      10,396
                                 2005       $15.804      $17.487      13,315
                                 2006       $17.487      $19.168       6,208
                                 2007       $19.168      $19.341       6,492
                                 2008       $19.341      $11.291       7,929
                                 2009       $11.291      $16.228       5,873
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.276      20,359
                                 2005       $11.276      $12.412      18,928
                                 2006       $12.412      $14.684      12,357
                                 2007       $14.684      $15.519       8,281
                                 2008       $15.519      $ 8.930       6,457
                                 2009       $ 8.930      $12.184       7,351
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.269       3,037
                                 2005       $11.269      $12.387       3,525
                                 2006       $12.387      $14.645       6,065
                                 2007       $14.645      $15.464       6,086
                                 2008       $15.464      $ 8.878       5,850
                                 2009       $ 8.878      $12.109       5,488
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.694           0
                                 2003       $10.694      $14.475       9,704
                                 2004       $14.475      $10.305      26,449
                                 2005       $19.305      $22.091      41,004
                                 2006       $22.091      $29.810      37,124
                                 2007       $29.810      $24.167      24,342
                                 2008       $24.167      $14.671      18,591
                                 2009       $14.671      $18.476      17,145
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.412      21,105



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                     3 YEAR WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED
  BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.85



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.238         0
                                 2007       $10.238      $11.764         0
                                 2008       $11.764      $ 6.604         0
                                 2009       $ 6.604      $ 8.764         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.429         0
                                 2007       $10.429      $11.076         0
                                 2008       $11.076      $ 8.119         0
                                 2009       $ 8.119      $ 9.859         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.459         0
                                 2007       $10.459      $11.266         0
                                 2008       $11.266      $ 7.416         0
                                 2009       $ 7.416      $ 9.338         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.468         0
                                 2007       $10.468      $11.389         0
                                 2008       $11.389      $ 6.898         0
                                 2009       $ 6.898      $ 8.864         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.320         0
                                 2007       $10.320      $10.707         0
                                 2008       $10.707      $ 9.366         0
                                 2009       $ 9.366      $10.518         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.716         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.716      $11.640           0
                                 2008       $11.640      $ 6.297           0
                                 2009       $ 6.297      $ 8.909           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.791           0
                                 2007       $10.791      $11.117           0
                                 2008       $11.117      $ 6.843           0
                                 2009       $ 6.843      $ 8.467           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.848           0
                                 2007       $ 9.848      $11.126           0
                                 2008       $11.126      $ 6.582           0
                                 2009       $ 6.582      $ 9.011           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.698      $13.355       3,365
                                 2004       $13.355      $14.471       3,311
                                 2005       $14.471      $14.675       3,335
                                 2006       $14.675      $16.785       1,929
                                 2007       $16.785      $15.831       2,036
                                 2008       $15.831      $10.058       2,014
                                 2009       $10.058      $12.469       2,121
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.206           0
                                 2005       $11.206      $11.154           0
                                 2006       $11.154      $12.920           0
                                 2007       $12.920      $13.131           0
                                 2008       $13.131      $ 9.048           0
                                 2009       $ 9.048      $12.019           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.513           0
                                 2005       $10.513      $10.409           0
                                 2006       $10.409      $11.308           0
                                 2007       $11.308      $11.766           0
                                 2008       $11.766      $ 7.546           0
                                 2009       $ 7.546      $ 9.590           0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.821      $15.501       1,862
                                 2004       $15.501      $16.928           0
                                 2005       $16.928      $17.377           0
                                 2006       $17.377      $18.503           0
                                 2007       $18.503      $20.161           0
                                 2008       $20.161      $11.357           0
                                 2009       $11.357      $15.973           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.039      $14.522       3,151
                                 2004       $14.522      $17.604       4,853
                                 2005       $17.604      $18.758       4,494
                                 2006       $18.758      $21.497       4,065
                                 2007       $21.497      $20.555       2,263
                                 2008       $20.555      $13.487       2,882
                                 2009       $13.487      $17.064       2,531
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.221           0
                                 2005       $10.221      $10.254           0
                                 2006       $10.254      $10.449           0
                                 2007       $10.449      $10.911           0
                                 2008       $10.911      $11.500           0
                                 2009       $11.500      $11.614           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.985           0
                                 2007       $10.985      $12.034           0
                                 2008       $12.034      $ 8.434           0
                                 2009       $ 8.434      $10.189           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.599      $12.651         227
                                 2004       $12.651      $13.959         224
                                 2005       $13.959      $15.118         208
                                 2006       $15.118      $17.533         193
                                 2007       $17.533      $17.771         182
                                 2008       $17.771      $10.948         167
                                 2009       $10.948      $13.518         174
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.674      $16.828           0
                                 2004       $16.828      $20.558           0
                                 2005       $20.558      $25.664          53
                                 2006       $25.664      $32.204         523
                                 2007       $32.204      $40.624         425
                                 2008       $40.624      $18.820         464
                                 2009       $18.820      $31.819         413
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.377      $13.561           0
                                 2004       $13.561      $15.746           0
                                 2005       $15.746      $16.994         237
                                 2006       $16.994      $20.219       1,672
                                 2007       $20.219      $22.865       1,634

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.865      $13.354       1,550
                                 2009       $13.354      $17.927       1,474
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.583      $12.853           0
                                 2004       $12.853      $14.446           0
                                 2005       $14.446      $13.716           0
                                 2006       $13.716      $15.154           0
                                 2007       $15.154      $16.476           0
                                 2008       $16.476      $17.142           0
                                 2009       $17.142      $19.929           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.899           0
                                 2005       $10.899      $11.420           0
                                 2006       $11.420      $12.826           0
                                 2007       $12.826      $13.407           0
                                 2008       $13.407      $ 9.368           0
                                 2009       $ 9.368      $11.560           0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.351           0
                                 2005       $10.351      $10.273           0
                                 2006       $10.273      $11.003           0
                                 2007       $11.003      $11.444           0
                                 2008       $11.444      $ 9.244           0
                                 2009       $ 9.244      $12.163           0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.884           0
                                 2005       $10.884      $11.008           0
                                 2006       $11.008      $12.647           0
                                 2007       $12.647      $12.814           0
                                 2008       $12.814      $ 7.980           0
                                 2009       $ 7.980      $ 9.295           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.132           0
                                 2005       $11.132      $11.409          69
                                 2006       $11.409      $12.060       6,856
                                 2007       $12.060      $14.326       6,825
                                 2008       $14.326      $ 8.666       6,794
                                 2009       $ 8.666      $12.357       6,750
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.115           0
                                 2005       $11.115      $11.784          45
                                 2006       $11.784      $12.956           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.956      $12.764           0
                                 2008       $12.764      $ 7.582           0
                                 2009       $ 7.582      $ 9.405           0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.104      $13.059           0
                                 2004       $13.059      $14.045           0
                                 2005       $14.045      $14.265           0
                                 2006       $14.265      $15.492           0
                                 2007       $15.492      $15.703           0
                                 2008       $15.703      $ 8.673           0
                                 2009       $ 8.673      $10.331           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.099           0
                                 2005       $10.099      $10.124           0
                                 2006       $10.124      $10.407           0
                                 2007       $10.407      $10.611           0
                                 2008       $10.611      $ 6.333           0
                                 2009       $ 6.333      $ 6.765           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.260       2,809
                                 2004       $12.260      $12.805           0
                                 2005       $12.805      $13.154         694
                                 2006       $13.154      $13.876           0
                                 2007       $13.876      $15.475           0
                                 2008       $15.475      $ 8.237           0
                                 2009       $ 8.237      $11.632           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.079      $14.195           0
                                 2004       $14.195      $16.531           0
                                 2005       $16.531      $18.472           0
                                 2006       $18.472      $21.238           0
                                 2007       $21.238      $22.068           0
                                 2008       $22.068      $12.898           0
                                 2009       $12.898      $17.608           0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.727      $12.922       8,760
                                 2004       $12.922      $13.764      16,336
                                 2005       $13.764      $13.755      16,798
                                 2006       $13.755      $14.718      13,757
                                 2007       $14.718      $14.349      11,371
                                 2008       $14.349      $ 3.011      16,548
                                 2009       $ 3.011      $ 3.716      36,069

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.460      $12.599         225
                                 2004       $12.599      $13.471         232
                                 2005       $13.471      $13.955         225
                                 2006       $13.955      $15.688         214
                                 2007       $15.688      $16.005         197
                                 2008       $16.005      $ 9.622         192
                                 2009       $ 9.622      $12.064         198
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.710      $14.623       2,065
                                 2004       $14.623      $17.072       1,909
                                 2005       $17.072      $18.350       1,935
                                 2006       $18.350      $20.612       1,878
                                 2007       $20.612      $19.908         210
                                 2008       $19.908      $12.090         209
                                 2009       $12.090      $16.211         207
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.337      $12.356       1,926
                                 2004       $12.356      $14.456       1,759
                                 2005       $14.456      $15.860       1,675
                                 2006       $15.860      $15.957       1,653
                                 2007       $15.957      $16.573       1,592
                                 2008       $16.573      $ 8.245       1,831
                                 2009       $ 8.245      $10.682       2,256
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.243      $12.104           0
                                 2004       $12.104      $12.857           0
                                 2005       $12.857      $12.907           0
                                 2006       $12.907      $13.559           0
                                 2007       $13.559      $14.550           0
                                 2008       $14.550      $12.189           0
                                 2009       $12.189      $14.138           0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.748      $12.398           0
                                 2004       $12.398      $13.252           0
                                 2005       $13.252      $13.887           0
                                 2006       $13.887      $15.354           0
                                 2007       $15.354      $15.481           0
                                 2008       $15.481      $10.112           0
                                 2009       $10.112      $13.393           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.989      $13.468       3,461
                                 2004       $13.468      $14.659       3,469
                                 2005       $14.659      $15.111       3,408
                                 2006       $15.111      $17.160       1,860
                                 2007       $17.160      $15.793       1,972

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.793      $ 9.483       2,013
                                 2009       $ 9.483      $12.060       2,127
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.230      $11.271       1,302
                                 2004       $11.271      $11.828       1,389
                                 2005       $11.828      $13.117       1,335
                                 2006       $13.117      $13.209       1,306
                                 2007       $13.209      $12.860       1,404
                                 2008       $12.860      $10.447       1,123
                                 2009       $10.447      $12.895       1,213
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.861      $13.308         208
                                 2004       $13.308      $14.411       3,139
                                 2005       $14.411      $14.555       3,098
                                 2006       $14.555      $15.759       3,081
                                 2007       $15.759      $15.867       3,049
                                 2008       $15.867      $11.492       2,643
                                 2009       $11.492      $16.907       1,697
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.352      $10.414       4,592
                                 2004       $10.414      $10.653       5,209
                                 2005       $10.653      $10.683       5,209
                                 2006       $10.683      $10.939       4,708
                                 2007       $10.939      $11.274       1,086
                                 2008       $11.274      $ 8.402         862
                                 2009       $ 8.402      $12.070         770
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.571      $13.345       2,239
                                 2004       $13.345      $15.190       2,343
                                 2005       $15.190      $16.696       2,016
                                 2006       $16.696      $20.891       1,654
                                 2007       $20.891      $22.174       3,116
                                 2008       $22.174      $12.174       3,738
                                 2009       $12.174      $14.864       3,467
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.688      $12.956         219
                                 2004       $12.956      $14.296         222
                                 2005       $14.296      $15.238         211
                                 2006       $15.238      $17.008         200
                                 2007       $17.008      $15.799         198
                                 2008       $15.799      $ 9.355         191
                                 2009       $ 9.355      $11.989         200

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.933      $ 9.826          61
                                 2004       $ 9.826      $ 9.689          73
                                 2005       $ 9.689      $ 9.732          79
                                 2006       $ 9.732      $ 9.953          81
                                 2007       $ 9.953      $10.215          87
                                 2008       $10.215      $10.264          63
                                 2009       $10.264      $10.075          68
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.975      $13.459           0
                                 2004       $13.459      $14.543           0
                                 2005       $14.543      $15.673           0
                                 2006       $15.673      $16.668           0
                                 2007       $16.668      $17.263           0
                                 2008       $17.263      $10.358           0
                                 2009       $10.358      $13.408           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.317      $14.533       8,832
                                 2004       $14.533      $16.433       8,984
                                 2005       $16.433      $17.048       8,415
                                 2006       $17.048      $19.375       7,438
                                 2007       $19.375      $18.050       7,286
                                 2008       $18.050      $ 9.767      10,881
                                 2009       $ 9.767      $ 9.191           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.837      $13.059           0
                                 2004       $13.059      $13.760           0
                                 2005       $13.760      $14.156           0
                                 2006       $14.156      $15.436           0
                                 2007       $15.436      $15.204           0
                                 2008       $15.204      $ 9.153           0
                                 2009       $ 9.153      $11.942           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.678      $12.050         233
                                 2004       $12.050      $12.773         239
                                 2005       $12.773      $13.013         237
                                 2006       $13.013      $14.268         235
                                 2007       $14.268      $14.109         228
                                 2008       $14.109      $ 8.193         201
                                 2009       $ 8.193      $10.082         229
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.989      $13.468       3,461
                                 2004       $13.468      $16.699           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.699      $17.762           0
                                 2006       $17.762      $22.105           0
                                 2007       $22.105      $25.970           0
                                 2008       $25.970      $17.683           0
                                 2009       $17.683      $18.596           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.794      $13.524       3,164
                                 2004       $13.524      $15.713       3,459
                                 2005       $15.713      $17.264       2,997
                                 2006       $17.264      $17.835       2,790
                                 2007       $17.835      $18.134       2,439
                                 2008       $18.134      $ 9.673       3,809
                                 2009       $ 9.673      $13.148       3,181
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.575      $12.264      11,872
                                 2004       $12.264      $12.721      13,626
                                 2005       $12.721      $13.172      13,285
                                 2006       $13.172      $13.605      12,848
                                 2007       $13.605      $14.062      14,015
                                 2008       $14.062      $ 8.673      16,623
                                 2009       $ 8.673      $13.926      12,913
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.096       2,235
                                 2005       $11.096      $12.078       2,204
                                 2006       $12.078      $12.415       2,300
                                 2007       $12.415      $14.300          60
                                 2008       $14.300      $ 7.447          69
                                 2009       $ 7.447      $11.408          65
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.309           0
                                 2005       $11.309      $11.534         644
                                 2006       $11.534      $13.112           0
                                 2007       $13.112      $12.544           0
                                 2008       $12.544      $ 7.889           0
                                 2009       $ 7.889      $ 9.923           0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.775      $13.317           0
                                 2004       $13.317      $14.888           0
                                 2005       $14.888      $16.003           0
                                 2006       $16.003      $18.181           0
                                 2007       $18.181      $18.258           0
                                 2008       $18.258      $12.124           0
                                 2009       $12.124      $14.740           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $ 9.850         0
                                 2005       $ 9.850      $ 9.884         0
                                 2006       $ 9.884      $10.086         0
                                 2007       $10.086      $10.320         0
                                 2008       $10.320      $10.290         0
                                 2009       $10.290      $10.089         0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.925      $11.705         0
                                 2004       $11.705      $12.243         0
                                 2005       $12.243      $12.911         0
                                 2006       $12.911      $12.980         0
                                 2007       $12.980      $14.830         0
                                 2008       $14.830      $ 7.392         0
                                 2009       $ 7.392      $11.994         0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.285      $13.835         0
                                 2004       $13.835      $14.919         0
                                 2005       $14.919      $16.389         0
                                 2006       $16.389      $17.790         0
                                 2007       $17.790      $18.540         0
                                 2008       $18.540      $15.441         0
                                 2009       $15.441      $19.681         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.933         0
                                 2005       $10.933      $11.501         0
                                 2006       $11.501      $12.684         0
                                 2007       $12.684      $12.842         0
                                 2008       $12.842      $ 9.726         0
                                 2009       $ 9.726      $11.671         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.730         0
                                 2005       $10.730      $12.164         0
                                 2006       $12.164      $12.405         0
                                 2007       $12.405      $14.813         0
                                 2008       $14.813      $ 7.373         0
                                 2009       $ 7.373      $11.957         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.705         0
                                 2005       $10.705      $12.111         0
                                 2006       $12.111      $12.316         0
                                 2007       $12.316      $14.677         0
                                 2008       $14.677      $ 7.282         0
                                 2009       $ 7.282      $11.781         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.047           0
                                 2005       $11.047      $12.118           0
                                 2006       $12.118      $14.425           0
                                 2007       $14.425      $15.511           0
                                 2008       $15.511      $10.797           0
                                 2009       $10.797      $13.704           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.803           0
                                 2007       $ 9.803      $11.773           0
                                 2008       $11.773      $ 6.133           0
                                 2009       $ 6.133      $ 9.455           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.552           0
                                 2004       $13.552      $15.791           0
                                 2005       $15.791      $17.463           0
                                 2006       $17.463      $19.132           0
                                 2007       $19.132      $19.295           0
                                 2008       $19.295      $11.258           0
                                 2009       $11.258      $16.173           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.272       2,294
                                 2005       $11.272      $12.402       2,276
                                 2006       $12.402      $14.664       2,222
                                 2007       $14.664      $15.490          54
                                 2008       $15.490      $ 8.909          55
                                 2009       $ 8.909      $12.149          61
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.265           0
                                 2005       $11.265      $12.377           0
                                 2006       $12.377      $14.626           0
                                 2007       $14.626      $15.435           0
                                 2008       $15.435      $ 8.857           0
                                 2009       $ 8.857      $12.074           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.376      $14.470           0
                                 2004       $14.470      $19.288           0
                                 2005       $19.288      $22.061           0
                                 2006       $22.061      $29.754           0
                                 2007       $29.754      $24.110           0
                                 2008       $24.110      $14.629           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.629      $18.414           0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.370       9,490



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                     3 YEAR WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
   DEATH BENEFIT OPTION OR ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                           BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.9



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.235         0
                                 2007       $10.235      $11.754         0
                                 2008       $11.754      $ 6.595         0
                                 2009       $ 6.595      $ 8.747         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.426         0
                                 2007       $10.426      $11.066         0
                                 2008       $11.066      $ 8.108         0
                                 2009       $ 8.108      $ 9.840         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.455         0
                                 2007       $10.455      $11.256         0
                                 2008       $11.256      $ 7.406         0
                                 2009       $ 7.406      $ 9.321         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.464         0
                                 2007       $10.464      $11.380         0
                                 2008       $11.380      $ 6.888         0
                                 2009       $ 6.888      $ 8.847         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.317         0
                                 2007       $10.317      $10.698         0
                                 2008       $10.698      $ 9.353         0
                                 2009       $ 9.353      $10.498         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.713         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.713      $11.630           0
                                 2008       $11.630      $ 6.289           0
                                 2009       $ 6.289      $ 8.893           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.787           0
                                 2007       $10.787      $11.107           0
                                 2008       $11.107      $ 6.834           0
                                 2009       $ 6.834      $ 8.451           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.845           0
                                 2007       $ 9.845      $11.116           0
                                 2008       $11.116      $ 6.573           0
                                 2009       $ 6.573      $ 8.994           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.842           0
                                 2003       $10.842      $13.343       6,426
                                 2004       $13.343      $14.451       6,510
                                 2005       $14.451      $14.647       7,421
                                 2006       $14.647      $16.745         208
                                 2007       $16.745      $15.785       2,106
                                 2008       $15.785      $10.023       1,350
                                 2009       $10.023      $12.420         830
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.202           0
                                 2005       $11.202      $11.145       2,174
                                 2006       $11.145      $12.903         452
                                 2007       $12.903      $13.106       2,155
                                 2008       $13.106      $ 9.027         658
                                 2009       $ 9.027      $11.984         316
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.512       2,546
                                 2005       $10.512      $10.402       5,101
                                 2006       $10.402      $11.295           0
                                 2007       $11.295      $11.747       4,544
                                 2008       $11.747      $ 7.530       2,486
                                 2009       $ 7.530      $ 9.564         446
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.525           0
                                 2003       $11.525      $15.487         710
                                 2004       $15.487      $16.904         699
                                 2005       $16.904      $17.344         410
                                 2006       $17.344      $18.459         323
                                 2007       $18.459      $20.102           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $20.102      $11.317           0
                                 2009       $11.317      $15.909           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.215           0
                                 2003       $11.215      $14.509       5,023
                                 2004       $14.509      $17.579       5,513
                                 2005       $17.579      $18.722       6,509
                                 2006       $18.722      $21.445           0
                                 2007       $21.445      $20.495       2,275
                                 2008       $20.495      $13.440       1,693
                                 2009       $13.440      $16.996       1,040
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.218      44,845
                                 2005       $10.218      $10.245      45,581
                                 2006       $10.245      $10.435           0
                                 2007       $10.435      $10.891      45,574
                                 2008       $10.891      $11.472      45,571
                                 2009       $11.472      $11.580      45,193
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.981           0
                                 2007       $10.981      $12.024           0
                                 2008       $12.024      $ 8.423           0
                                 2009       $ 8.423      $10.169           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.315           0
                                 2003       $10.315      $12.640       9,005
                                 2004       $12.640      $13.939       9,265
                                 2005       $13.939      $15.089      10,039
                                 2006       $15.089      $17.490         257
                                 2007       $17.490      $17.719       3,705
                                 2008       $17.719      $10.910       2,612
                                 2009       $10.910      $13.465       2,687
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.223           0
                                 2003       $11.223      $16.813       1,398
                                 2004       $16.813      $20.529       1,470
                                 2005       $20.529      $25.615       1,211
                                 2006       $25.615      $32.126           0
                                 2007       $32.126      $40.505         157
                                 2008       $40.505      $18.755         198
                                 2009       $18.755      $31.694          27

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.466           0
                                 2003       $10.466      $13.549       5,060
                                 2004       $13.549      $15.724      36,128
                                 2005       $15.724      $16.961      38,734
                                 2006       $16.961      $20.170         156
                                 2007       $20.170      $22.798      33,984
                                 2008       $22.798      $13.308      32,528
                                 2009       $13.308      $17.857      31,608
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.712           0
                                 2003       $10.712      $12.841           0
                                 2004       $12.841      $14.426           0
                                 2005       $14.426      $13.690           0
                                 2006       $13.690      $15.117           0
                                 2007       $15.117      $16.428           0
                                 2008       $16.428      $17.083           0
                                 2009       $17.083      $19.850           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.898      87,927
                                 2005       $10.898      $11.413      89,292
                                 2006       $11.413      $12.811           0
                                 2007       $12.811      $13.385      89,256
                                 2008       $13.385      $ 9.348      89,102
                                 2009       $ 9.348      $11.529      87,742
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.349      44,723
                                 2005       $10.349      $10.266      45,957
                                 2006       $10.266      $10.990           0
                                 2007       $10.990      $11.425      46,285
                                 2008       $11.425      $ 9.224      45,309
                                 2009       $ 9.224      $12.131      45,144
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.882           0
                                 2005       $10.882      $11.001       1,379
                                 2006       $11.001      $12.633           0
                                 2007       $12.633      $12.793       1,366
                                 2008       $12.793      $ 7.963       1,360
                                 2009       $ 7.963      $ 9.270         653
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.130           0
                                 2005       $11.130      $11.402           0
                                 2006       $11.402      $12.046           0
                                 2007       $12.046      $14.302           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.302      $ 8.648           0
                                 2009       $ 8.648      $12.324           0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.113         963
                                 2005       $11.113      $11.776       4,779
                                 2006       $11.776      $12.941           0
                                 2007       $12.941      $12.743       4,583
                                 2008       $12.743      $ 7.566       2,333
                                 2009       $ 7.566      $ 9.379         820
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.687           0
                                 2003       $10.687      $13.047       3,436
                                 2004       $13.047      $14.025       3,614
                                 2005       $14.025      $14.237       4,702
                                 2006       $14.237      $15.454         166
                                 2007       $15.454      $15.657       2,243
                                 2008       $15.657      $ 8.643       2,238
                                 2009       $ 8.643      $10.290       1,690
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.097           0
                                 2005       $10.097      $10.118           0
                                 2006       $10.118      $10.395           0
                                 2007       $10.395      $10.593           0
                                 2008       $10.593      $ 6.319           0
                                 2009       $ 6.319      $ 6.747           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.256         184
                                 2004       $12.256      $12.794         506
                                 2005       $12.794      $13.136       1,441
                                 2006       $13.136      $13.850         319
                                 2007       $13.850      $15.439       1,119
                                 2008       $15.439      $ 8.213         422
                                 2009       $ 8.213      $11.592         376
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.139           0
                                 2003       $10.139      $14.183       3,340
                                 2004       $14.183      $16.508       3,388
                                 2005       $16.508      $18.437       3,080
                                 2006       $18.437      $21.187           0
                                 2007       $21.187      $22.003       1,507
                                 2008       $22.003      $12.854       1,239
                                 2009       $12.854      $17.538       1,199

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.652           0
                                 2003       $10.652      $12.911         258
                                 2004       $12.911      $13.745       1,472
                                 2005       $13.745      $13.728       2,043
                                 2006       $13.728      $14.682         426
                                 2007       $14.682      $14.306       2,562
                                 2008       $14.306      $ 3.001       5,307
                                 2009       $ 3.001      $ 3.701       3,953
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.168           0
                                 2003       $10.168      $12.588       7,819
                                 2004       $12.588      $13.452       8,198
                                 2005       $13.452      $13.928      10,677
                                 2006       $13.928      $15.650         257
                                 2007       $15.650      $15.958       2,647
                                 2008       $15.958      $ 9.589         597
                                 2009       $ 9.589      $12.017         573
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.345           0
                                 2003       $10.345      $14.610       3,964
                                 2004       $14.610      $17.048       3,820
                                 2005       $17.048      $18.315       4,383
                                 2006       $18.315      $20.562         217
                                 2007       $20.562      $19.850         542
                                 2008       $19.850      $12.048           0
                                 2009       $12.048      $16.147           0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.052           0
                                 2003       $10.052      $12.345       2,820
                                 2004       $12.345      $14.436       2,727
                                 2005       $14.436      $15.829       2,874
                                 2006       $15.829      $15.918         277
                                 2007       $15.918      $16.524         725
                                 2008       $16.524      $ 8.217         732
                                 2009       $ 8.217      $10.640         493
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.542           0
                                 2003       $10.542      $12.093       7,516
                                 2004       $12.093      $12.839      80,633
                                 2005       $12.839      $12.883      82,767
                                 2006       $12.883      $13.527           0
                                 2007       $13.527      $14.507      75,513
                                 2008       $14.507      $12.147      73,669
                                 2009       $12.147      $14.082      73,742

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.379           0
                                 2003       $10.379      $12.387       2,817
                                 2004       $12.387      $13.233       2,809
                                 2005       $13.233      $13.861       2,801
                                 2006       $13.861      $15.317           0
                                 2007       $15.317      $15.436       1,334
                                 2008       $15.436      $10.077       1,334
                                 2009       $10.077      $13.340       1,334
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.788           0
                                 2003       $10.788      $13.456         285
                                 2004       $13.456      $14.638         264
                                 2005       $14.638      $15.083         263
                                 2006       $15.083      $17.118           0
                                 2007       $17.118      $15.746         180
                                 2008       $15.746      $ 9.451         206
                                 2009       $ 9.451      $12.012         243
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.715           0
                                 2003       $ 9.715      $11.261         870
                                 2004       $11.261      $11.812         986
                                 2005       $11.812      $13.092         767
                                 2006       $13.092      $13.177           0
                                 2007       $13.177      $12.823           0
                                 2008       $12.823      $10.411           0
                                 2009       $10.411      $12.844           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.731           0
                                 2003       $10.731      $13.296       6,034
                                 2004       $13.296      $14.391       6,010
                                 2005       $14.391      $14.527       5,986
                                 2006       $14.527      $15.721           0
                                 2007       $15.721      $15.821       2,089
                                 2008       $15.821      $11.452       2,081
                                 2009       $11.452      $16.840       2,030
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.176           0
                                 2003       $10.176      $10.404      11,568
                                 2004       $10.404      $10.638      12,696
                                 2005       $10.638      $10.662      15,392
                                 2006       $10.662      $10.912           0
                                 2007       $10.912      $11.241       5,411
                                 2008       $11.241      $ 8.373       3,221
                                 2009       $ 8.373      $12.023       3,024

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.595           0
                                 2003       $10.595      $13.333         222
                                 2004       $13.333      $15.169         202
                                 2005       $15.169      $16.664         187
                                 2006       $16.664      $20.840           0
                                 2007       $20.840      $22.109          97
                                 2008       $22.109      $12.132          96
                                 2009       $12.132      $14.805         129
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.398           0
                                 2003       $10.398      $12.944       2,784
                                 2004       $12.944      $14.276       2,776
                                 2005       $14.276      $15.209       2,768
                                 2006       $15.209      $16.967           0
                                 2007       $16.967      $15.752       1,319
                                 2008       $15.752      $ 9.323       1,319
                                 2009       $ 9.323      $11.942       1,319
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.976           0
                                 2003       $ 9.976      $ 9.817           0
                                 2004       $ 9.817      $ 9.675           0
                                 2005       $ 9.675      $ 9.713       7,664
                                 2006       $ 9.713      $ 9.929           0
                                 2007       $ 9.929      $10.185       3,649
                                 2008       $10.185      $10.228       1,531
                                 2009       $10.228      $10.035         734
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.370           0
                                 2003       $10.370      $13.447       2,712
                                 2004       $13.447      $14.523       2,757
                                 2005       $14.523      $15.643       2,526
                                 2006       $15.643      $16.627           0
                                 2007       $16.627      $17.212           0
                                 2008       $17.212      $10.322           0
                                 2009       $10.322      $13.355           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.194           0
                                 2003       $11.194      $14.520       2,592
                                 2004       $14.520      $16.410       2,358
                                 2005       $16.410      $17.015       2,996
                                 2006       $17.015      $19.329           0
                                 2007       $19.329      $17.997         597
                                 2008       $17.997      $ 9.734           0
                                 2009       $ 9.734      $ 9.159           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.633           0
                                 2003       $10.633      $13.047           0
                                 2004       $13.047      $13.741           0
                                 2005       $13.741      $14.129           0
                                 2006       $14.129      $15.399           0
                                 2007       $15.399      $15.160           0
                                 2008       $15.160      $ 9.121           0
                                 2009       $ 9.121      $11.895           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.506           0
                                 2003       $10.506      $12.039       5,770
                                 2004       $12.039      $12.755       6,203
                                 2005       $12.755      $12.988       5,802
                                 2006       $12.988      $14.234           0
                                 2007       $14.234      $14.068       1,872
                                 2008       $14.068      $ 8.164       1,872
                                 2009       $ 8.164      $10.042       1,872
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.460           0
                                 2003       $11.460      $14.006           0
                                 2004       $14.006      $16.675           0
                                 2005       $16.675      $17.728           0
                                 2006       $17.728      $22.051           0
                                 2007       $22.051      $25.894           0
                                 2008       $25.894      $17.622           0
                                 2009       $17.622      $18.523           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.363           0
                                 2003       $10.363      $13.512         141
                                 2004       $13.512      $15.691         125
                                 2005       $15.691      $17.231         116
                                 2006       $17.231      $17.792           0
                                 2007       $17.792      $18.081         113
                                 2008       $18.081      $ 9.640         121
                                 2009       $ 9.640      $13.096         147
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.100           0
                                 2003       $10.100      $12.353       1,397
                                 2004       $12.353      $12.703       1,375
                                 2005       $12.703      $13.146       1,527
                                 2006       $13.146      $13.572           0
                                 2007       $13.572      $14.020       1,634
                                 2008       $14.020      $ 8.644       1,717
                                 2009       $ 8.644      $13.870       1,483

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.092           0
                                 2005       $11.092      $12.068           0
                                 2006       $12.068      $12.398           0
                                 2007       $12.398      $14.274           0
                                 2008       $14.274      $ 7.430           0
                                 2009       $ 7.430      $11.375           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.305         947
                                 2005       $11.305      $11.524       2,082
                                 2006       $11.524      $13.094         357
                                 2007       $13.094      $12.521       1,877
                                 2008       $12.521      $ 7.870         952
                                 2009       $ 7.870      $ 9.894         173
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.643           0
                                 2003       $10.643      $13.306       1,967
                                 2004       $13.306      $14.867       2,268
                                 2005       $14.867      $15.972       3,030
                                 2006       $15.972      $18.137           0
                                 2007       $18.137      $18.204       2,689
                                 2008       $18.204      $12.082       1,383
                                 2009       $12.082      $14.682       1,182
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.845           0
                                 2005       $ 9.845      $ 9.874           0
                                 2006       $ 9.874      $10.071           0
                                 2007       $10.071      $10.299           0
                                 2008       $10.299      $10.264           0
                                 2009       $10.264      $10.058           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.402           0
                                 2003       $ 9.402      $11.695       4,209
                                 2004       $11.695      $12.226       4,357
                                 2005       $12.226      $12.886       4,313
                                 2006       $12.886      $12.948         187
                                 2007       $12.948      $14.786         225
                                 2008       $14.786      $ 7.366         238
                                 2009       $ 7.366      $11.947         182
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.050           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.050      $13.823           0
                                 2004       $13.823      $14.898      31,789
                                 2005       $14.898      $16.358      31,768
                                 2006       $16.358      $17.747           0
                                 2007       $17.747      $18.485      32,828
                                 2008       $18.485      $15.388      32,574
                                 2009       $15.388      $19.603      32,286
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.929      86,523
                                 2005       $10.929      $11.492      86,523
                                 2006       $11.492      $12.667           0
                                 2007       $12.667      $12.818      86,523
                                 2008       $12.818      $ 9.703      86,523
                                 2009       $ 9.703      $11.637      86,523
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.727           0
                                 2005       $10.727      $12.153           0
                                 2006       $12.153      $12.388           0
                                 2007       $12.388      $14.785           0
                                 2008       $14.785      $ 7.355           0
                                 2009       $ 7.355      $11.923           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.701           0
                                 2005       $10.701      $12.100           0
                                 2006       $12.100      $12.300           0
                                 2007       $12.300      $14.650           0
                                 2008       $14.650      $ 7.265           0
                                 2009       $ 7.265      $11.747           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.041           0
                                 2005       $11.041      $12.106           0
                                 2006       $12.106      $14.403           0
                                 2007       $14.403      $15.480           0
                                 2008       $15.480      $10.770           0
                                 2009       $10.770      $13.662           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.799           0
                                 2007       $ 9.799      $11.763         342
                                 2008       $11.763      $ 6.125         302
                                 2009       $ 6.125      $ 9.437         319
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.547          82

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.547      $15.778         209
                                 2005       $15.778      $17.439         183
                                 2006       $17.439      $19.097           0
                                 2007       $19.097      $19.249         165
                                 2008       $19.249      $11.225         160
                                 2009       $11.225      $16.118         135
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.268       3,898
                                 2005       $11.268      $12.391       3,371
                                 2006       $12.391      $14.644         857
                                 2007       $14.644      $15.461         806
                                 2008       $15.461      $ 8.887         946
                                 2009       $ 8.887      $12.113         916
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.261           0
                                 2005       $11.261      $12.366           0
                                 2006       $12.366      $14.606           0
                                 2007       $14.606      $15.406           0
                                 2008       $15.406      $ 8.836           0
                                 2009       $ 8.836      $12.039           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.691           0
                                 2003       $10.691      $14.457       4,677
                                 2004       $14.457      $19.261       4,870
                                 2005       $19.261      $22.019       4,352
                                 2006       $22.019      $29.682           0
                                 2007       $29.682      $24.039         774
                                 2008       $24.039      $14.579         809
                                 2009       $14.579      $18.341         670
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.321           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                     3 YEAR WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY
                      PROTECTION (ANNUAL INCREASE) OPTION

                          MORTALITY & EXPENSE = 1.95



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.231          0
                                 2007       $10.231      $11.743        815
                                 2008       $11.743      $ 6.586        819
                                 2009       $ 6.586      $ 8.731        962
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.422          0
                                 2007       $10.422      $11.057          0
                                 2008       $11.057      $ 8.097          0
                                 2009       $ 8.097      $ 9.822          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.452          0
                                 2007       $10.452      $11.246          0
                                 2008       $11.246      $ 7.396          0
                                 2009       $ 7.396      $ 9.303          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.461          0
                                 2007       $10.461      $11.370          0
                                 2008       $11.370      $ 6.879          0
                                 2009       $ 6.879      $ 8.831          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.313          0
                                 2007       $10.313      $10.688          0
                                 2008       $10.688      $ 9.340          0
                                 2009       $ 9.340      $10.478          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.710          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.710      $11.620           0
                                 2008       $11.620      $ 6.280           0
                                 2009       $ 6.280      $ 8.876       3,625
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.783           0
                                 2007       $10.783      $11.098           0
                                 2008       $11.098      $ 6.825           0
                                 2009       $ 6.825      $ 8.435           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.841           0
                                 2007       $ 9.841      $11.107         574
                                 2008       $11.107      $ 6.564         564
                                 2009       $ 6.564      $ 8.977         687
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.693      $13.338      18,386
                                 2004       $13.338      $14.438      26,140
                                 2005       $14.438      $14.627      26,656
                                 2006       $14.627      $16.713           0
                                 2007       $16.713      $15.747      16,368
                                 2008       $15.747      $ 9.994      12,229
                                 2009       $ 9.994      $12.377      14,720
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.198       3,267
                                 2005       $11.198      $11.135       5,065
                                 2006       $11.135      $12.885           0
                                 2007       $12.885      $13.082       2,988
                                 2008       $13.082      $ 9.005       1,402
                                 2009       $ 9.005      $11.949       1,469
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.511           0
                                 2005       $10.511      $10.395         128
                                 2006       $10.395      $11.282           0
                                 2007       $11.282      $11.727       2,663
                                 2008       $11.727      $ 7.513       1,018
                                 2009       $ 7.513      $ 9.539         993
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.814      $15.482           0
                                 2004       $15.482      $16.889           0
                                 2005       $16.889      $17.320           0
                                 2006       $17.320      $18.424           0
                                 2007       $18.424      $20.054           0
                                 2008       $20.054      $11.285           0
                                 2009       $11.285      $15.855           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.033      $14.504       8,923
                                 2004       $14.504      $17.564           9
                                 2005       $17.564      $18.697       9,149
                                 2006       $18.697      $21.405           0
                                 2007       $21.405      $20.446       2,241
                                 2008       $20.446      $13.402       2,334
                                 2009       $13.402      $16.938       2,391
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.214           0
                                 2005       $10.214      $10.237           0
                                 2006       $10.237      $10.421           0
                                 2007       $10.421      $10.870           0
                                 2008       $10.870      $11.445      10,571
                                 2009       $11.445      $11.547           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.977           0
                                 2007       $10.977      $12.014           0
                                 2008       $12.014      $ 8.411           0
                                 2009       $ 8.411      $10.150           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.593      $12.636       2,862
                                 2004       $12.636      $13.927       7,272
                                 2005       $13.927      $15.069       7,809
                                 2006       $15.069      $17.458           0
                                 2007       $17.458      $17.677       4,366
                                 2008       $17.677      $10.879       3,855
                                 2009       $10.879      $13.419       3,255
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.668      $16.607       6,217
                                 2004       $16.607      $20.512       6,786
                                 2005       $20.512      $25.580       6,049
                                 2006       $25.580      $32.066           0
                                 2007       $32.066      $40.408       3,456
                                 2008       $40.408      $18.701       2,794
                                 2009       $18.701      $31.586       3,296
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.371      $13.544       1,407
                                 2004       $13.544      $15.710       4,495
                                 2005       $15.710      $16.938       5,366
                                 2006       $16.938      $20.132           0
                                 2007       $20.132      $22.744       4,124

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.744      $13.270       1,823
                                 2009       $13.270      $17.796       3,474
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.576      $12.837           0
                                 2004       $12.837      $14.413           0
                                 2005       $14.413      $13.672           0
                                 2006       $13.672      $15.089           0
                                 2007       $15.089      $16.388           0
                                 2008       $16.388      $17.033           0
                                 2009       $17.033      $19.783           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.897           0
                                 2005       $10.897      $11.405         121
                                 2006       $11.405      $12.796           0
                                 2007       $12.796      $13.363           0
                                 2008       $13.363      $ 9.327       2,542
                                 2009       $ 9.327      $11.499       3,274
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.348           0
                                 2005       $10.348      $10.260         128
                                 2006       $10.260      $10.977           0
                                 2007       $10.977      $11.406           0
                                 2008       $11.406      $ 9.204       3,088
                                 2009       $ 9.204      $12.098       3,058
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.881           0
                                 2005       $10.881      $10.994           0
                                 2006       $10.994      $12.619           0
                                 2007       $12.619      $12.771           0
                                 2008       $12.771      $ 7.946       2,569
                                 2009       $ 7.946      $ 9.245       5,899
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.129           0
                                 2005       $11.129      $11.395         121
                                 2006       $11.395      $12.032           0
                                 2007       $12.032      $14.279       1,098
                                 2008       $14.279      $ 8.629       2,483
                                 2009       $ 8.629      $12.291       2,483
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.112           0
                                 2005       $11.112      $11.769         723
                                 2006       $11.769      $12.926           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.926      $12.722         665
                                 2008       $12.722      $ 7.550       3,722
                                 2009       $ 7.550      $ 9.354       3,760
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.098      $13.042       6,858
                                 2004       $13.042      $14.013       8,687
                                 2005       $14.013      $14.218       8,511
                                 2006       $14.218      $15.425           0
                                 2007       $15.425      $15.620       7,157
                                 2008       $15.620      $ 8.618       3,117
                                 2009       $ 8.618      $10.255       3,415
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.096           0
                                 2005       $10.096      $10.111           0
                                 2006       $10.111      $10.383           0
                                 2007       $10.383      $10.575       2,472
                                 2008       $10.575      $ 6.305         111
                                 2009       $ 6.305      $ 6.729         136
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.252       3,156
                                 2004       $12.252      $12.783       6,886
                                 2005       $12.783      $13.118       7,899
                                 2006       $13.118      $13.824           0
                                 2007       $13.824      $15.402       5,931
                                 2008       $15.402      $ 8.190       5,287
                                 2009       $ 8.190      $11.553       5,171
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.073      $14.178       1,193
                                 2004       $14.178      $16.494       3,021
                                 2005       $16.494      $18.411       3,342
                                 2006       $18.411      $21.147           0
                                 2007       $21.147      $21.951       2,257
                                 2008       $21.951      $12.817       2,343
                                 2009       $12.817      $17.479       2,143
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.721      $12.906       4,019
                                 2004       $12.906      $13.733       4,047
                                 2005       $13.733      $13.710       3,996
                                 2006       $13.710      $14.655           0
                                 2007       $14.655      $14.272       2,189
                                 2008       $14.272      $ 2.992       2,162
                                 2009       $ 2.992      $ 3.688       2,145

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.454      $12.584      10,776
                                 2004       $12.584      $13.441      14,274
                                 2005       $13.441      $13.909      14,081
                                 2006       $13.909      $15.621           0
                                 2007       $15.621      $15.920       7,125
                                 2008       $15.920      $ 9.561       5,263
                                 2009       $ 9.561      $11.976       5,047
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.704      $14.605       5,130
                                 2004       $14.605      $17.034       9,638
                                 2005       $17.034      $18.290       9,392
                                 2006       $18.290      $20.524           0
                                 2007       $20.524      $19.802       5,928
                                 2008       $19.802      $12.013       3,248
                                 2009       $12.013      $16.092       3,073
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.331      $12.341         822
                                 2004       $12.341      $14.424         778
                                 2005       $14.424      $15.808         828
                                 2006       $15.808      $15.888           0
                                 2007       $15.888      $16.485         455
                                 2008       $16.485      $ 8.193         455
                                 2009       $ 8.193      $10.604           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.237      $12.089      10,867
                                 2004       $12.089      $12.828      16,775
                                 2005       $12.828      $12.865      17,082
                                 2006       $12.865      $13.501           0
                                 2007       $13.501      $14.473       8,572
                                 2008       $14.473      $12.112       3,849
                                 2009       $12.112      $14.034       4,117
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.742      $12.383           0
                                 2004       $12.383      $13.222         101
                                 2005       $13.222      $13.842       1,076
                                 2006       $13.842      $15.288           0
                                 2007       $15.288      $15.399       1,072
                                 2008       $15.399      $10.048       1,070
                                 2009       $10.048      $13.294       3,388
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.983      $13.451      10,422
                                 2004       $13.451      $14.626      11,596
                                 2005       $14.626      $15.062      11,440
                                 2006       $15.062      $17.086           0
                                 2007       $17.086      $15.709       2,753

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.709      $ 9.423       2,576
                                 2009       $ 9.423      $11.971       2,376
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.224      $11.258           0
                                 2004       $11.258      $11.801           0
                                 2005       $11.801      $13.074           0
                                 2006       $13.074      $13.152           0
                                 2007       $13.152      $12.792           0
                                 2008       $12.792      $10.381           0
                                 2009       $10.381      $12.800           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.854      $13.291       7,455
                                 2004       $13.291      $14.378      10,771
                                 2005       $14.378      $14.507      10,786
                                 2006       $14.507      $15.692           0
                                 2007       $15.692      $15.783       9,466
                                 2008       $15.783      $11.419       4,621
                                 2009       $11.419      $16.783       4,143
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.247      $10.401      19,659
                                 2004       $10.401      $10.629      24,449
                                 2005       $10.629      $10.648      25,808
                                 2006       $10.648      $10.892           0
                                 2007       $10.892      $11.214      17,400
                                 2008       $11.214      $ 8.348       5,469
                                 2009       $ 8.348      $11.982       4,936
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.565      $13.328       6,036
                                 2004       $13.328      $15.156       6,633
                                 2005       $15.156      $16.642       7,316
                                 2006       $16.642      $20.801           0
                                 2007       $20.801      $22.056       3,027
                                 2008       $22.056      $12.097       2,108
                                 2009       $12.097      $14.755       3,450
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.682      $12.939           0
                                 2004       $12.939      $14.263           0
                                 2005       $14.263      $15.188           0
                                 2006       $15.188      $16.935           0
                                 2007       $16.935      $15.715           0
                                 2008       $15.715      $ 9.296           0
                                 2009       $ 9.296      $11.901           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.928      $ 9.813       3,027
                                 2004       $ 9.813      $ 9.667       5,006
                                 2005       $ 9.667      $ 9.700       4,553
                                 2006       $ 9.700      $ 9.910           0
                                 2007       $ 9.910      $10.161       5,268
                                 2008       $10.161      $10.199      13,211
                                 2009       $10.199      $10.001       2,960
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.969      $13.442           0
                                 2004       $13.442      $14.510         174
                                 2005       $14.510      $15.621         173
                                 2006       $15.621      $16.596           0
                                 2007       $16.596      $17.171           0
                                 2008       $17.171      $10.293           0
                                 2009       $10.293      $13.309           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.310      $14.515         317
                                 2004       $14.515      $16.396         692
                                 2005       $16.396      $16.992         689
                                 2006       $16.992      $19.292           0
                                 2007       $19.292      $17.954       1,422
                                 2008       $17.954      $ 9.706       1,051
                                 2009       $ 9.706      $ 9.132           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.831      $13.043          31
                                 2004       $13.043      $13.729         366
                                 2005       $13.729      $14.109         360
                                 2006       $14.109      $15.370           0
                                 2007       $15.370      $15.124         184
                                 2008       $15.124      $ 9.095         190
                                 2009       $ 9.095      $11.854         200
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.672      $12.035       2,325
                                 2004       $12.035      $12.744       2,616
                                 2005       $12.744      $12.971       2,527
                                 2006       $12.971      $14.207           0
                                 2007       $14.207      $14.034           0
                                 2008       $14.034      $ 8.141           0
                                 2009       $ 8.141      $10.008           0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.636      $14.001           0
                                 2004       $14.001      $16.661           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.661      $17.704           0
                                 2006       $17.704      $22.010           0
                                 2007       $22.010      $25.832           0
                                 2008       $25.832      $17.571           0
                                 2009       $17.571      $18.460           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.788      $13.507       4,502
                                 2004       $13.507      $15.678       6,017
                                 2005       $15.678      $17.208       5,801
                                 2006       $17.208      $17.758           0
                                 2007       $17.758      $18.038           0
                                 2008       $18.038      $ 9.612           0
                                 2009       $ 9.612      $13.051           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.569      $12.348      14,062
                                 2004       $12.348      $12.692      20,886
                                 2005       $12.692      $13.129      22,486
                                 2006       $13.129      $13.547           0
                                 2007       $13.547      $13.987       3,994
                                 2008       $13.987      $ 8.619       3,594
                                 2009       $ 8.619      $13.823       5,129
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.088           0
                                 2005       $11.088      $12.058           0
                                 2006       $12.058      $12.381           0
                                 2007       $12.381      $14.247         394
                                 2008       $14.247      $ 7.412         394
                                 2009       $ 7.412      $11.342           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.301       3,249
                                 2005       $11.301      $11.514       3,989
                                 2006       $11.514      $13.077           0
                                 2007       $13.077      $12.497       2,051
                                 2008       $12.497      $ 7.851       1,038
                                 2009       $ 7.851      $ 9.866       1,071
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.769      $13.301       7,154
                                 2004       $13.301      $14.854       8,984
                                 2005       $14.854      $15.950       8,288
                                 2006       $15.950      $18.103           0
                                 2007       $18.103      $18.161       6,783
                                 2008       $18.161      $12.047       3,358
                                 2009       $12.047      $14.632       3,408

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.840       1,089
                                 2005       $ 9.840      $ 9.864       1,131
                                 2006       $ 9.864      $10.056           0
                                 2007       $10.056      $10.278       1,198
                                 2008       $10.278      $10.238      12,665
                                 2009       $10.238      $10.027           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.910      $11.691          33
                                 2004       $11.691      $12.216         209
                                 2005       $12.216      $12.868         201
                                 2006       $12.868      $12.924           0
                                 2007       $12.924      $14.751         585
                                 2008       $14.751      $ 7.345       1,463
                                 2009       $ 7.345      $11.906         206
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.278      $13.818           0
                                 2004       $13.818      $14.885       1,520
                                 2005       $14.885      $16.335       1,471
                                 2006       $16.335      $17.714           0
                                 2007       $17.714      $18.441         334
                                 2008       $18.441      $15.343         295
                                 2009       $15.343      $19.536         254
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.926           0
                                 2005       $10.926      $11.482           0
                                 2006       $11.482      $12.650           0
                                 2007       $12.650      $12.794           0
                                 2008       $12.794      $ 9.680           0
                                 2009       $ 9.680      $11.603           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.723       5,758
                                 2005       $10.723      $12.143       5,204
                                 2006       $12.143      $12.372       4,629
                                 2007       $12.372      $14.757       3,780
                                 2008       $14.757      $ 7.338       1,805
                                 2009       $ 7.338      $11.888       1,496
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.698           0
                                 2005       $10.698      $12.090           0
                                 2006       $12.090      $12.283           0
                                 2007       $12.283      $14.623           0
                                 2008       $14.623      $ 7.248           0
                                 2009       $ 7.248      $11.713           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.036       3,343
                                 2005       $11.036      $12.094       3,262
                                 2006       $12.094      $14.381           0
                                 2007       $14.381      $15.448       1,169
                                 2008       $15.448      $10.742           0
                                 2009       $10.742      $13.620         461
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.796           0
                                 2007       $ 9.796      $11.753       1,656
                                 2008       $11.753      $ 6.116           0
                                 2009       $ 6.116      $ 9.419           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.543       2,573
                                 2004       $13.543      $15.764       3,400
                                 2005       $15.764      $17.415       3,362
                                 2006       $17.415      $19.061           0
                                 2007       $19.061      $19.203       1,000
                                 2008       $19.203      $11.193       1,009
                                 2009       $11.193      $16.063       2,778
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.264       6,564
                                 2005       $11.264      $12.381       5,901
                                 2006       $12.381      $14.624       4,916
                                 2007       $14.624      $15.432       4,003
                                 2008       $15.432      $ 8.866       1,791
                                 2009       $ 8.866      $12.078       1,670
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.258           0
                                 2005       $11.258      $12.356           0
                                 2006       $12.356      $14.586           0
                                 2007       $14.586      $15.377         919
                                 2008       $15.377      $ 8.815         392
                                 2009       $ 8.815      $12.004           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.370      $14.452       2,101
                                 2004       $14.452      $19.245       4,315
                                 2005       $19.245      $21.989       4,008
                                 2006       $21.989      $29.627           0
                                 2007       $29.627      $23.982       3,042
                                 2008       $23.982      $14.536       2,820

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.536      $18.278       4,391
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.279         612



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
             INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 2.0



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.228       2,751
                                 2007       $10.228      $11.733       3,593
                                 2008       $11.733      $ 6.577       3,629
                                 2009       $ 6.577      $ 8.714       3,721
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.419           0
                                 2007       $10.419      $11.048       7,047
                                 2008       $11.048      $ 8.086           0
                                 2009       $ 8.086      $ 9.803         388
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.448           0
                                 2007       $10.448      $11.237           0
                                 2008       $11.237      $ 7.385       3,719
                                 2009       $ 7.385      $ 9.286       3,908
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.457           0
                                 2007       $10.457      $11.360           0
                                 2008       $11.360      $ 6.870           0
                                 2009       $ 6.870      $ 8.814           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.310           0
                                 2007       $10.310      $10.679           0
                                 2008       $10.679      $ 9.327           0
                                 2009       $ 9.327      $10.459         624
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.706           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.706      $11.610           0
                                 2008       $11.610      $ 6.271           0
                                 2009       $ 6.271      $ 8.859           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.779           0
                                 2007       $10.779      $11.088           0
                                 2008       $11.088      $ 6.815           0
                                 2009       $ 6.815      $ 8.419           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.838         215
                                 2007       $ 9.838      $11.097       2,006
                                 2008       $11.097      $ 6.555       2,042
                                 2009       $ 6.555      $ 8.960       1,910
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.698      $13.341      52,685
                                 2004       $13.341      $14.434      54,017
                                 2005       $14.434      $14.615      58,977
                                 2006       $14.615      $16.691      55,989
                                 2007       $16.691      $15.718      43,938
                                 2008       $15.718      $ 9.971      39,765
                                 2009       $ 9.971      $12.342      38,791
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.194         184
                                 2005       $11.194      $11.126      11,392
                                 2006       $11.126      $12.868      25,033
                                 2007       $12.868      $13.057      29,146
                                 2008       $13.057      $ 8.984      32,243
                                 2009       $ 8.984      $11.915      28,422
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.509         480
                                 2005       $10.509      $10.389      26,216
                                 2006       $10.389      $11.269      34,441
                                 2007       $11.269      $11.708      31,429
                                 2008       $11.708      $ 7.497      26,623
                                 2009       $ 7.497      $ 9.513      26,009
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.821      $15.485           0
                                 2004       $15.485      $16.884           0
                                 2005       $16.884      $17.306           0
                                 2006       $17.306      $18.400           0
                                 2007       $18.400      $20.018           0
                                 2008       $20.018      $11.258           0
                                 2009       $11.258      $15.810           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.039      $14.507      27,959
                                 2004       $14.507      $17.559      33,465
                                 2005       $17.559      $18.682      41,357
                                 2006       $18.682      $21.377      36,322
                                 2007       $21.377      $20.408      23,714
                                 2008       $20.408      $13.370      17,757
                                 2009       $13.370      $16.890      15,636
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.211       1,456
                                 2005       $10.211      $10.228       2,170
                                 2006       $10.228      $10.406       2,396
                                 2007       $10.406      $10.850       2,341
                                 2008       $10.850      $11.418       2,220
                                 2009       $11.418      $11.513         289
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.974       5,079
                                 2007       $10.974      $12.004       2,817
                                 2008       $12.004      $ 8.400       2,718
                                 2009       $ 8.400      $10.131       2,785
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.599      $12.638      56,269
                                 2004       $12.638      $13.923      72,413
                                 2005       $13.923      $15.057      78,534
                                 2006       $15.057      $17.435      67,067
                                 2007       $17.435      $17.644      40,175
                                 2008       $17.644      $10.853      25,937
                                 2009       $10.853      $13.381      23,377
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.674      $16.810      28,738
                                 2004       $16.810      $20.505      21,232
                                 2005       $20.505      $25.559      22,574
                                 2006       $25.559      $32.024      20,363
                                 2007       $32.024      $40.334      16,198
                                 2008       $40.334      $18.657      10,815
                                 2009       $18.657      $31.496       9,180
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.377      $13.547      16,870
                                 2004       $13.547      $15.705      20,311
                                 2005       $15.705      $16.925      25,114
                                 2006       $16.925      $20.105      29,161
                                 2007       $20.105      $22.702      24,369

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.702      $13.239      22,235
                                 2009       $13.239      $17.745      20,560
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.583      $12.839           0
                                 2004       $12.839      $14.409           0
                                 2005       $14.409      $13.660           0
                                 2006       $13.660      $15.069           0
                                 2007       $15.069      $16.358           0
                                 2008       $16.358      $16.993         297
                                 2009       $16.993      $19.726         562
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.895          90
                                 2005       $10.895      $11.398       3,079
                                 2006       $11.398      $12.782       3,346
                                 2007       $12.782      $13.341       3,517
                                 2008       $13.341      $ 9.307       8,534
                                 2009       $ 9.307      $11.468       8,430
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.347           0
                                 2005       $10.347      $10.253      10,764
                                 2006       $10.253      $10.965      15,981
                                 2007       $10.965      $11.387      19,889
                                 2008       $11.387      $ 9.184      14,931
                                 2009       $ 9.184      $12.066      14,780
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.880          63
                                 2005       $10.880      $10.988       9,548
                                 2006       $10.988      $12.604      11,457
                                 2007       $12.604      $12.750       6,707
                                 2008       $12.750      $ 7.928       6,676
                                 2009       $ 7.928      $ 9.220       6,631
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.127           0
                                 2005       $11.127      $11.388       3,189
                                 2006       $11.388      $12.018       7,199
                                 2007       $12.018      $14.255       4,584
                                 2008       $14.255      $ 8.610       4,483
                                 2009       $ 8.610      $12.258       3,464
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.110         553
                                 2005       $11.110      $11.761      18,678

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.761      $12.912      20,540
                                 2007       $12.912      $12.701      14,663
                                 2008       $12.701      $ 7.533      11,381
                                 2009       $ 7.533      $ 9.329       9,571
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.104      $13.045      18,537
                                 2004       $13.045      $14.009      21,616
                                 2005       $14.009      $14.206      24,130
                                 2006       $14.206      $15.405      22,039
                                 2007       $15.405      $15.591      21,004
                                 2008       $15.591      $ 8.598      19,434
                                 2009       $ 8.598      $10.226      17,667
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.095           0
                                 2005       $10.095      $10.105       7,318
                                 2006       $10.105      $10.371      17,491
                                 2007       $10.371      $10.558      20,841
                                 2008       $10.558      $ 6.291      20,764
                                 2009       $ 6.291      $ 6.711      22,905
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.248      59,697
                                 2004       $12.248      $12.772      69,424
                                 2005       $12.772      $13.100      60,344
                                 2006       $13.100      $13.799      56,456
                                 2007       $13.799      $15.365      37,725
                                 2008       $15.365      $ 8.166      37,263
                                 2009       $ 8.166      $11.513      33,587
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.079      $14.181      25,745
                                 2004       $14.181      $16.489      32,196
                                 2005       $16.489      $18.397      33,906
                                 2006       $18.397      $21.119      30,564
                                 2007       $21.119      $21.910      22,461
                                 2008       $21.910      $12.787      22,365
                                 2009       $12.787      $17.429      22,069
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.727      $12.909      42,583
                                 2004       $12.909      $13.729      48,188
                                 2005       $13.729      $13.698      46,830
                                 2006       $13.698      $14.636      45,695
                                 2007       $14.636      $14.246      26,973
                                 2008       $14.246      $ 2.985      27,999
                                 2009       $ 2.985      $ 3.678      31,109

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.460      $12.586      37,180
                                 2004       $12.586      $13.437      51,399
                                 2005       $13.437      $13.898      65,805
                                 2006       $13.898      $15.601      63,905
                                 2007       $15.601      $15.890      49,814
                                 2008       $15.890      $ 9.539      41,325
                                 2009       $ 9.539      $11.941      35,242
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.710      $14.608      30,156
                                 2004       $14.608      $17.029      42,152
                                 2005       $17.029      $18.275      43,431
                                 2006       $18.275      $20.496      41,664
                                 2007       $20.496      $19.766      31,534
                                 2008       $19.766      $11.985      27,584
                                 2009       $11.985      $16.046      25,315
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.337      $12.344      15,965
                                 2004       $12.344      $14.419      21,094
                                 2005       $14.419      $15.795      22,816
                                 2006       $15.795      $15.867      23,151
                                 2007       $15.867      $16.455      13,823
                                 2008       $16.455      $ 8.174      12,241
                                 2009       $ 8.174      $10.574      10,423
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.243      $12.091      26,210
                                 2004       $12.091      $12.824      43,847
                                 2005       $12.824      $12.855      50,067
                                 2006       $12.855      $13.484      45,897
                                 2007       $13.484      $14.446      32,434
                                 2008       $14.446      $12.083      35,702
                                 2009       $12.083      $13.994      33,786
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.748      $12.385      11,462
                                 2004       $12.385      $13.218      19,346
                                 2005       $13.218      $13.831      18,927
                                 2006       $13.831      $15.268      18,323
                                 2007       $15.268      $15.371      14,308
                                 2008       $15.371      $10.024      18,546
                                 2009       $10.024      $13.257      17,965
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.989      $13.454      11,832
                                 2004       $13.454      $14.621      23,526
                                 2005       $14.621      $15.050      23,900
                                 2006       $15.050      $17.064      21,468
                                 2007       $17.064      $15.680      17,929

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.680      $ 9.401      16,653
                                 2009       $ 9.401      $11.937      16,009
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.230      $11.260       5,850
                                 2004       $11.260      $11.798       7,454
                                 2005       $11.798      $13.063       9,878
                                 2006       $13.063      $13.135       5,156
                                 2007       $13.135      $12.769       5,012
                                 2008       $12.769      $10.356       4,326
                                 2009       $10.356      $12.764       3,055
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.861      $13.294      22,950
                                 2004       $13.294      $14.374      20,081
                                 2005       $14.374      $14.495      20,080
                                 2006       $14.495      $15.671      18,522
                                 2007       $15.671      $15.754      15,645
                                 2008       $15.754      $11.392      11,476
                                 2009       $11.392      $16.735      10,753
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.352      $10.403      49,278
                                 2004       $10.403      $10.626      49,454
                                 2005       $10.626      $10.639      57,689
                                 2006       $10.639      $10.877      67,485
                                 2007       $10.877      $11.194      59,014
                                 2008       $11.194      $ 8.329      42,520
                                 2009       $ 8.329      $11.948      37,576
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.571      $13.331      17,703
                                 2004       $13.331      $15.151      19,038
                                 2005       $15.151      $16.628      20,400
                                 2006       $16.628      $20.774      20,429
                                 2007       $20.774      $22.016      18,632
                                 2008       $22.016      $12.069      16,964
                                 2009       $12.069      $14.712      16,476
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.688      $12.942       7,495
                                 2004       $12.942      $14.259       7,931
                                 2005       $14.259      $15.176       8,888
                                 2006       $15.176      $16.913       8,746
                                 2007       $16.913      $15.686       2,824
                                 2008       $15.686      $ 9.274         725
                                 2009       $ 9.274      $11.867         719

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.933      $ 9.815       7,750
                                 2004       $ 9.815      $ 9.664      23,695
                                 2005       $ 9.664      $ 9.692      29,794
                                 2006       $ 9.692      $ 9.897      35,572
                                 2007       $ 9.897      $10.142      30,372
                                 2008       $10.142      $10.175      33,302
                                 2009       $10.175      $ 9.973      32,203
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.975      $13.445       8,388
                                 2004       $13.445      $14.506      14,340
                                 2005       $14.506      $15.609      14,231
                                 2006       $15.609      $16.574      13,473
                                 2007       $16.574      $17.140       9,948
                                 2008       $17.140      $10.268       7,898
                                 2009       $10.268      $13.271       6,378
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.317      $14.518      33,011
                                 2004       $14.518      $16.391      48,816
                                 2005       $16.391      $16.978      51,397
                                 2006       $16.978      $19.267      49,497
                                 2007       $19.267      $17.922      33,798
                                 2008       $17.922      $ 9.683      32,716
                                 2009       $ 9.683      $ 9.110           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.837      $13.046       7,948
                                 2004       $13.046      $13.725       4,516
                                 2005       $13.725      $14.098       4,505
                                 2006       $14.098      $15.350       4,301
                                 2007       $15.350      $15.096       3,475
                                 2008       $15.096      $ 9.074       3,462
                                 2009       $ 9.074      $11.820       3,411
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.678      $12.037      18,618
                                 2004       $12.037      $12.740      25,107
                                 2005       $12.740      $12.960      26,454
                                 2006       $12.960      $14.188      19,524
                                 2007       $14.188      $14.008       9,363
                                 2008       $14.008      $ 8.122       7,678
                                 2009       $ 8.122      $ 9.980       6,438
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.989      $14.004       1,565
                                 2004       $14.004      $16.656       3,376

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.656      $17.690       3,358
                                 2006       $17.690      $21.981       1,801
                                 2007       $21.981      $25.785         214
                                 2008       $25.785      $17.530         213
                                 2009       $17.530      $18.407         213
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.794      $13.510      16,403
                                 2004       $13.510      $15.673      16,589
                                 2005       $15.673      $17.194      16,027
                                 2006       $17.194      $17.735      13,899
                                 2007       $17.735      $18.005       8,037
                                 2008       $18.005      $ 9.590       6,905
                                 2009       $ 9.590      $13.014       6,487
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.575      $12.351      89,760
                                 2004       $12.351      $12.688      99,612
                                 2005       $12.688      $13.118      99,379
                                 2006       $13.118      $13.529      92,829
                                 2007       $13.529      $13.961      62,475
                                 2008       $13.961      $ 8.598      48,376
                                 2009       $ 8.598      $13.784      40,792
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.084      23,290
                                 2005       $11.084      $12.047      25,887
                                 2006       $12.047      $12.364      23,987
                                 2007       $12.364      $14.220      19,986
                                 2008       $14.220      $ 7.394      18,334
                                 2009       $ 7.394      $11.310      18,000
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.297       1,925
                                 2005       $11.297      $11.505      20,188
                                 2006       $11.505      $13.059      25,903
                                 2007       $13.059      $12.474      17,876
                                 2008       $12.474      $ 7.832      13,851
                                 2009       $ 7.832      $ 9.837      11,483
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.775      $13.304      59,850
                                 2004       $13.304      $14.850      69,967
                                 2005       $14.850      $15.937      67,983
                                 2006       $15.937      $18.080      65,697
                                 2007       $18.080      $18.128      44,143
                                 2008       $18.128      $12.019      38,739
                                 2009       $12.019      $14.590      34,471

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.835       2,810
                                 2005       $ 9.835      $ 9.854       6,029
                                 2006       $ 9.854      $10.040       7,363
                                 2007       $10.040      $10.257       4,772
                                 2008       $10.257      $10.212       2,756
                                 2009       $10.212      $ 9.997           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.925      $11.693      24,418
                                 2004       $11.693      $12.212      24,927
                                 2005       $12.212      $12.858      27,728
                                 2006       $12.858      $12.907      25,923
                                 2007       $12.907      $14.724      20,414
                                 2008       $14.724      $ 7.328      20,493
                                 2009       $ 7.328      $11.872      19,089
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.285      $13.821       6,825
                                 2004       $13.821      $14.881      11,230
                                 2005       $14.881      $16.322      10,068
                                 2006       $16.322      $17.691      12,002
                                 2007       $17.691      $18.407       9,145
                                 2008       $18.407      $15.307       8,172
                                 2009       $15.307      $19.481       7,585
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.922         247
                                 2005       $10.922      $11.472       3,071
                                 2006       $11.472      $12.633       4,595
                                 2007       $12.633      $12.770       1,995
                                 2008       $12.770      $ 9.657       1,983
                                 2009       $ 9.657      $11.570       2,140
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.719      33,193
                                 2005       $10.719      $12.133      31,244
                                 2006       $12.133      $12.355      29,018
                                 2007       $12.355      $14.730      24,354
                                 2008       $14.730      $ 7.320      28,004
                                 2009       $ 7.320      $11.854      24,104
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.694       4,430
                                 2005       $10.694      $12.080       4,843
                                 2006       $12.080      $12.266       5,280
                                 2007       $12.266      $14.595         616
                                 2008       $14.595      $ 7.231         349

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 7.231      $11.679         129
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.030       6,065
                                 2005       $11.030      $12.081      17,642
                                 2006       $12.081      $14.359      19,820
                                 2007       $14.359      $15.417      11,213
                                 2008       $15.417      $10.715      10,701
                                 2009       $10.715      $13.579       8,044
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.793       2,702
                                 2007       $ 9.793      $11.743       3,501
                                 2008       $11.743      $ 6.108       4,814
                                 2009       $ 6.108      $ 9.402       3,854
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.538      10,709
                                 2004       $13.538      $15.571      17,770
                                 2005       $15.751      $17.392      17,054
                                 2006       $17.392      $19.025      14,124
                                 2007       $19.025      $19.158       5,644
                                 2008       $19.158      $11.161       3,323
                                 2009       $11.161      $16.008       3,043
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.260      38,083
                                 2005       $11.260      $12.370      38,341
                                 2006       $12.370      $14.605      30,699
                                 2007       $14.605      $15.404      24,539
                                 2008       $15.404      $ 8.845      17,784
                                 2009       $ 8.845      $12.043      17,133
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.254       5,841
                                 2005       $11.254      $12.345       7,179
                                 2006       $12.345      $14.566       8,216
                                 2007       $14.566      $15.348       4,743
                                 2008       $15.348      $ 8.794       7,231
                                 2009       $ 8.794      $11.969       6,960
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.376      $14.455      16,136
                                 2004       $14.455      $19.239      19,325
                                 2005       $19.239      $21.972      18,808
                                 2006       $21.972      $29.588      13,501
                                 2007       $29.588      $23.938       7,759
                                 2008       $23.938      $14.502       6,442

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.502      $18.226       5,014
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.244      31,333



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*
   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
  PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION,
  BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)
                          MORTALITY & EXPENSE = 2.05



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.224           0
                                 2007       $10.224      $11.723           0
                                 2008       $11.723      $ 6.568           0
                                 2009       $ 6.568      $ 8.698       2,336
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.415           0
                                 2007       $10.415      $11.038           0
                                 2008       $11.038      $ 8.075           0
                                 2009       $ 8.075      $ 9.785           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.445           0
                                 2007       $10.445      $11.227           0
                                 2008       $11.227      $ 7.375           0
                                 2009       $ 7.375      $ 9.269           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.454           0
                                 2007       $10.454      $11.350           0
                                 2008       $11.350      $ 6.860           0
                                 2009       $ 6.860      $ 8.798           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.306           0
                                 2007       $10.306      $10.670           0
                                 2008       $10.670      $ 9.314           0
                                 2009       $ 9.314      $10.439           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.703           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.703      $11.601           0
                                 2008       $11.601      $ 6.263           0
                                 2009       $ 6.263      $ 8.843           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.776           0
                                 2007       $10.776      $11.079           0
                                 2008       $11.079      $ 6.806           0
                                 2009       $ 6.806      $ 8.403       2,414
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.835           0
                                 2007       $ 9.835      $11.088           0
                                 2008       $11.088      $ 6.546           0
                                 2009       $ 6.546      $ 8.943           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.838           0
                                 2003       $10.838      $13.318       9,248
                                 2004       $13.318      $14.402       9,456
                                 2005       $14.402      $14.575       9,932
                                 2006       $14.575      $16.637           0
                                 2007       $16.637      $15.659       5,547
                                 2008       $15.659      $ 9.928       4,599
                                 2009       $ 9.928      $12.283       3,898
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.191       6,735
                                 2005       $11.191      $11.116      14,303
                                 2006       $11.116      $12.850           0
                                 2007       $12.850      $13.033      13,557
                                 2008       $13.033      $ 8.962      13,186
                                 2009       $ 8.962      $11.880      13,052
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.508         383
                                 2005       $10.508      $10.382       4,786
                                 2006       $10.382      $11.256           0
                                 2007       $11.256      $11.688       3,309
                                 2008       $11.688      $ 7.481       7,570
                                 2009       $ 7.481      $ 9.488       7,554
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.521       1,068
                                 2003       $11.521      $15.459       5,064
                                 2004       $15.459      $16.847       5,212
                                 2005       $16.847      $17.259       5,081
                                 2006       $17.259      $18.340       3,780
                                 2007       $18.340      $19.942       3,153

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $19.942      $11.210       1,637
                                 2009       $11.210      $15.734       1,211
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.212         594
                                 2003       $11.212      $14.482       7,384
                                 2004       $14.482      $17.520       6,050
                                 2005       $17.520      $18.630       6,536
                                 2006       $18.630      $21.307           0
                                 2007       $21.307      $20.332       3,011
                                 2008       $20.332      $13.313       1,907
                                 2009       $13.313      $16.809       1,827
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.207           0
                                 2005       $10.207      $10.219           0
                                 2006       $10.219      $10.392           0
                                 2007       $10.392      $10.830       2,612
                                 2008       $10.830      $11.390       6,921
                                 2009       $11.390      $11.480       4,328
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.970           0
                                 2007       $10.970      $11.993           0
                                 2008       $11.993      $ 8.388           0
                                 2009       $ 8.388      $10.112       1,928
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.312       1,982
                                 2003       $10.312      $12.616       2,527
                                 2004       $12.616      $13.892       5,065
                                 2005       $13.892      $15.015       4,854
                                 2006       $15.015      $17.378           0
                                 2007       $17.378      $17.578       4,431
                                 2008       $17.578      $10.807       4,391
                                 2009       $10.807      $13.317       4,597
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.220           0
                                 2003       $11.220      $16.781       1,017
                                 2004       $16.781      $20.460         350
                                 2005       $20.460      $25.489         621
                                 2006       $25.489      $31.920           0
                                 2007       $31.920      $40.183         154
                                 2008       $40.183      $18.577           0
                                 2009       $18.577      $31.345         812

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.463           0
                                 2003       $10.463      $13.523         994
                                 2004       $13.523      $15.670       8,411
                                 2005       $15.670      $16.878       9,427
                                 2006       $16.878      $20.040           0
                                 2007       $20.040      $22.617       7,929
                                 2008       $22.617      $13.182       7,884
                                 2009       $13.182      $17.660       7,633
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.708           0
                                 2003       $10.708      $12.817       2,025
                                 2004       $12.817      $14.377       2,096
                                 2005       $14.377      $13.623       1,919
                                 2006       $13.623      $15.020       1,977
                                 2007       $15.020      $16.297       1,639
                                 2008       $16.297      $16.921       1,048
                                 2009       $16.921      $19.632       1,031
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.894           0
                                 2005       $10.894      $11.391       2,228
                                 2006       $11.391      $12.767           0
                                 2007       $12.767      $13.318       1,847
                                 2008       $13.318      $ 9.287       1,838
                                 2009       $ 9.287      $11.437       1,826
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.346       1,947
                                 2005       $10.346      $10.247       4,064
                                 2006       $10.247      $10.952           0
                                 2007       $10.952      $11.368       2,135
                                 2008       $11.368      $ 9.165       1,618
                                 2009       $ 9.165      $12.033       1,588
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.878         741
                                 2005       $10.878      $10.981       1,837
                                 2006       $10.981      $12.590           0
                                 2007       $12.590      $12.729         636
                                 2008       $12.729      $ 7.911         632
                                 2009       $ 7.911      $ 9.196         685
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.126           0
                                 2005       $11.126      $11.380           0
                                 2006       $11.380      $12.004           0
                                 2007       $12.004      $14.231           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.231      $ 8.592       3,644
                                 2009       $ 8.592      $12.225       3,644
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.109       4,517
                                 2005       $11.109      $11.754       8,744
                                 2006       $11.754      $12.897           0
                                 2007       $12.897      $12.680       6,775
                                 2008       $12.680      $ 7.517       6,825
                                 2009       $ 7.517      $ 9.304       6,802
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.684         656
                                 2003       $10.684      $13.023       7,008
                                 2004       $13.023      $13.978       6,729
                                 2005       $13.978      $14.167       9,941
                                 2006       $14.167      $15.355           0
                                 2007       $15.355      $15.532       7,665
                                 2008       $15.532      $ 8.561       5,519
                                 2009       $ 8.561      $10.177       4,962
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.093           0
                                 2005       $10.093      $10.098           0
                                 2006       $10.098      $10.360           0
                                 2007       $10.360      $10.540           0
                                 2008       $10.540      $ 6.278           0
                                 2009       $ 6.278      $ 6.693           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.243         776
                                 2004       $12.243      $12.761       2,669
                                 2005       $12.761      $13.083       3,198
                                 2006       $13.083      $13.773           0
                                 2007       $13.773      $15.329         263
                                 2008       $15.329      $ 8.142         316
                                 2009       $ 8.142      $11.474         283
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.136           0
                                 2003       $10.136      $14.156         957
                                 2004       $14.156      $16.452         775
                                 2005       $16.452      $18.346         733
                                 2006       $18.346      $21.051           0
                                 2007       $21.051      $21.828         587
                                 2008       $21.828      $12.732         559
                                 2009       $12.732      $17.345         369

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.648           0
                                 2003       $10.648      $12.887         721
                                 2004       $12.887      $13.698       1,448
                                 2005       $13.698      $13.661         943
                                 2006       $13.661      $14.588           0
                                 2007       $14.588      $14.193         946
                                 2008       $14.193      $ 2.973       2,156
                                 2009       $ 2.973      $ 3.660       2,783
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.165         689
                                 2003       $10.165      $12.565      17,628
                                 2004       $12.565      $13.407      17,890
                                 2005       $13.407      $13.860      27,788
                                 2006       $13.860      $15.550           0
                                 2007       $15.550      $15.831      18,739
                                 2008       $15.831      $ 9.498      14,408
                                 2009       $ 9.498      $11.884      13,220
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.341           0
                                 2003       $10.341      $14.583         773
                                 2004       $14.583      $16.991       1,134
                                 2005       $16.991      $18.225       1,650
                                 2006       $18.225      $20.430           0
                                 2007       $20.430      $19.692         819
                                 2008       $19.692      $11.934         760
                                 2009       $11.934      $15.970         660
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.048           0
                                 2003       $10.048      $12.322         392
                                 2004       $12.322      $14.387         400
                                 2005       $14.387      $15.752         899
                                 2006       $15.752      $15.816           0
                                 2007       $15.816      $16.393         388
                                 2008       $16.393      $ 8.139         492
                                 2009       $ 8.139      $10.523         508
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.538       1,789
                                 2003       $10.538      $12.070       7,064
                                 2004       $12.070      $12.795       6,591
                                 2005       $12.795      $12.819       9,121
                                 2006       $12.819      $13.440           0
                                 2007       $13.440      $14.392       1,540
                                 2008       $14.392      $12.032       4,146
                                 2009       $12.032      $13.927       4,067

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.375           0
                                 2003       $10.375      $12.364       9,629
                                 2004       $12.364      $13.188      10,337
                                 2005       $13.188      $13.793      10,003
                                 2006       $13.793      $15.218           0
                                 2007       $15.218      $15.313       7,982
                                 2008       $15.313      $ 9.981       7,972
                                 2009       $ 9.981      $13.193       3,099
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.785          18
                                 2003       $10.785      $13.431      19,916
                                 2004       $13.431      $14.589      17,279
                                 2005       $14.589      $15.009      16,931
                                 2006       $15.009      $17.008           0
                                 2007       $17.008      $15.621       8,828
                                 2008       $15.621      $ 9.361       7,099
                                 2009       $ 9.361      $11.880       6,242
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.712           0
                                 2003       $ 9.712      $11.240       1,483
                                 2004       $11.240      $11.772       1,953
                                 2005       $11.772      $13.027       1,881
                                 2006       $13.027      $13.092           0
                                 2007       $13.092      $12.720       1,753
                                 2008       $12.720      $10.312         989
                                 2009       $10.312      $12.703         909
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.728           0
                                 2003       $10.728      $13.271      15,833
                                 2004       $13.271      $14.342      13,488
                                 2005       $14.342      $14.456      12,567
                                 2006       $14.456      $15.620           0
                                 2007       $15.620      $15.695       4,734
                                 2008       $15.695      $11.343       4,741
                                 2009       $11.343      $16.655       2,987
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.173       1,829
                                 2003       $10.173      $10.385      37,058
                                 2004       $10.385      $10.602      38,217
                                 2005       $10.602      $10.610      34,719
                                 2006       $10.610      $10.842           0
                                 2007       $10.842      $11.152      10,128
                                 2008       $11.152      $ 8.293       8,766
                                 2009       $ 8.293      $11.890       7,381

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.591          19
                                 2003       $10.591      $13.308       5,818
                                 2004       $13.308      $15.117       4,466
                                 2005       $15.117      $16.582       4,703
                                 2006       $16.582      $20.706           0
                                 2007       $20.706      $21.933       7,251
                                 2008       $21.933      $12.017       6,756
                                 2009       $12.017      $14.642       1,516
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.395       1,883
                                 2003       $10.395      $12.920       1,910
                                 2004       $12.920      $14.227       1,896
                                 2005       $14.227      $15.134       1,854
                                 2006       $15.134      $16.858           0
                                 2007       $16.858      $15.627       1,982
                                 2008       $15.627      $ 9.235       1,914
                                 2009       $ 9.235      $11.811       1,930
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.973           0
                                 2003       $ 9.973      $ 9.799           0
                                 2004       $ 9.799      $ 9.642       9,267
                                 2005       $ 9.642      $ 9.665         875
                                 2006       $ 9.665      $ 9.865           0
                                 2007       $ 9.865      $10.104      28,327
                                 2008       $10.104      $10.131      11,708
                                 2009       $10.131      $ 9.925      28,319
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.366          19
                                 2003       $10.366      $13.422       2,661
                                 2004       $13.422      $14.474       2,479
                                 2005       $14.474      $15.566       2,420
                                 2006       $15.566      $16.521           0
                                 2007       $16.521      $17.075       1,034
                                 2008       $17.075      $10.225         609
                                 2009       $10.225      $13.208         467
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.191           0
                                 2003       $11.191      $14.493         802
                                 2004       $14.493      $16.355         889
                                 2005       $16.355      $16.932       1,207
                                 2006       $16.932      $19.204           0
                                 2007       $19.204      $17.854       1,106
                                 2008       $17.854      $ 9.642         267
                                 2009       $ 9.642      $ 9.071           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.629           0
                                 2003       $10.629      $13.023           0
                                 2004       $13.023      $13.694           0
                                 2005       $13.694      $14.059           0
                                 2006       $14.059      $15.300           0
                                 2007       $15.300      $15.039           0
                                 2008       $15.039      $ 9.035           0
                                 2009       $ 9.035      $11.764           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.502       1,936
                                 2003       $10.502      $12.016       5,517
                                 2004       $12.016      $12.711       5,550
                                 2005       $12.711      $12.925       5,502
                                 2006       $12.925      $14.142           0
                                 2007       $14.142      $13.956       4,940
                                 2008       $13.956      $ 8.087       4,915
                                 2009       $ 8.087      $ 9.932       4,889
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.456           0
                                 2003       $11.456      $13.980       2,710
                                 2004       $13.980      $16.619       4,261
                                 2005       $16.619      $17.641       4,219
                                 2006       $17.641      $21.909           0
                                 2007       $21.909      $25.688       1,286
                                 2008       $25.688      $17.455       1,152
                                 2009       $17.455      $18.319       1,143
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.360         744
                                 2003       $10.360      $13.487       5,260
                                 2004       $13.487      $15.638       4,572
                                 2005       $15.638      $17.146       4,140
                                 2006       $17.146      $17.677           0
                                 2007       $17.677      $17.937       3,100
                                 2008       $17.937      $ 9.548       2,354
                                 2009       $ 9.548      $12.952       2,183
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.097          39
                                 2003       $10.097      $12.330          23
                                 2004       $12.330      $12.660      22,173
                                 2005       $12.660      $13.082      28,151
                                 2006       $13.082      $13.485           0
                                 2007       $13.485      $13.909      17,445
                                 2008       $13.909      $ 8.562      14,738

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 8.562      $13.718      11,755
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.081       3,371
                                 2005       $11.081      $12.037       3,309
                                 2006       $12.037      $12.347           0
                                 2007       $12.347      $14.194       1,982
                                 2008       $14.194      $ 7.377       1,762
                                 2009       $ 7.377      $11.277       1,188
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.293       6,748
                                 2005       $11.293      $11.495      11,886
                                 2006       $11.495      $13.041           0
                                 2007       $13.041      $12.451      12,144
                                 2008       $12.451      $ 7.814      12,069
                                 2009       $ 7.814      $ 9.809       7,411
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.640         639
                                 2003       $10.640      $13.281       7,269
                                 2004       $13.281      $14.814       8,604
                                 2005       $14.817      $15.894      15,946
                                 2006       $15.894      $18.021           0
                                 2007       $18.021      $18.059      12,253
                                 2008       $18.059      $11.968      10,353
                                 2009       $11.968      $14.520       6,556
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.830           0
                                 2005       $ 9.830      $ 9.844           0
                                 2006       $ 9.844      $10.025           0
                                 2007       $10.025      $10.236           0
                                 2008       $10.236      $10.186           0
                                 2009       $10.186      $ 9.966           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.399           0
                                 2003       $ 9.399      $11.673         166
                                 2004       $11.673      $12.185         888
                                 2005       $12.185      $12.823         644
                                 2006       $12.823      $12.865           0
                                 2007       $12.865      $14.669         977
                                 2008       $14.669      $ 7.297       1,104
                                 2009       $ 7.297      $11.816         950
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.046           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.046      $13.797         245
                                 2004       $13.797      $14.847         345
                                 2005       $14.847      $16.277         256
                                 2006       $16.277      $17.633           0
                                 2007       $17.633      $18.338           0
                                 2008       $18.338      $15.242       2,446
                                 2009       $15.242      $19.388       2,446
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.918       2,252
                                 2005       $10.918      $11.462       4,857
                                 2006       $11.462      $12.616           0
                                 2007       $12.616      $12.746       4,668
                                 2008       $12.746      $ 9.634       4,635
                                 2009       $ 9.634      $11.536           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.716       1,009
                                 2005       $10.716      $12.122         967
                                 2006       $12.122      $12.338         925
                                 2007       $12.338      $14.702           0
                                 2008       $14.702      $ 7.303           0
                                 2009       $ 7.303      $11.819           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.690           0
                                 2005       $10.690      $12.069           0
                                 2006       $12.069      $12.250           0
                                 2007       $12.250      $14.568           0
                                 2008       $14.568      $ 7.213           0
                                 2009       $ 7.213      $11.646           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.042       1,117
                                 2005       $11.024      $12.069       1,012
                                 2006       $12.069      $14.337           0
                                 2007       $14.337      $15.385           0
                                 2008       $15.385      $10.687           0
                                 2009       $10.687      $13.537       1,507
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.789           0
                                 2007       $ 9.789      $11.733           0
                                 2008       $11.733      $ 6.100           0
                                 2009       $ 6.100      $ 9.384           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.533         643

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.533      $15.737       1,487
                                 2005       $15.737      $17.368       1,471
                                 2006       $17.368      $18.990           0
                                 2007       $18.990      $19.112       1,159
                                 2008       $19.112      $11.128         721
                                 2009       $11.128      $15.954         601
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.256      10,704
                                 2005       $11.256      $12.360      10,241
                                 2006       $12.360      $14.585       8,054
                                 2007       $14.585      $15.375       5,409
                                 2008       $15.375      $ 8.824       4,709
                                 2009       $ 8.824      $12.009       3,751
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.250           0
                                 2005       $11.250      $12.335           0
                                 2006       $12.335      $14.546           0
                                 2007       $14.546      $15.320         412
                                 2008       $15.320      $ 8.773         409
                                 2009       $ 8.773      $11.935         406
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.688           0
                                 2003       $10.688      $14.430       3,594
                                 2004       $14.430      $19.196       4,303
                                 2005       $19.196      $21.911       4,382
                                 2006       $21.911      $29.492           0
                                 2007       $29.492      $23.848       1,584
                                 2008       $23.848      $14.440       1,554
                                 2009       $14.440      $18.139       1,429
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.186         266



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH
    BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE
              EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.1



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.221          0
                                 2007       $10.221      $11.713        735
                                 2008       $11.713      $ 6.559        731
                                 2009       $ 6.559      $ 8.682        725
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.412          0
                                 2007       $10.412      $11.029          0
                                 2008       $11.029      $ 8.064          0
                                 2009       $ 8.064      $ 9.766          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.441          0
                                 2007       $10.441      $11.218          0
                                 2008       $11.218      $ 7.365          0
                                 2009       $ 7.365      $ 9.251          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.450          0
                                 2007       $10.450      $11.341          0
                                 2008       $11.341      $ 6.851          0
                                 2009       $ 6.851      $ 8.781          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.303          0
                                 2007       $10.303      $10.661          0
                                 2008       $10.661      $ 9.302          0
                                 2009       $ 9.302      $10.419          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.700          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.700      $11.591           0
                                 2008       $11.591      $ 6.254           0
                                 2009       $ 6.254      $ 8.826           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.772           0
                                 2007       $10.772      $11.069           0
                                 2008       $11.069      $ 6.797           0
                                 2009       $ 6.797      $ 8.388           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.831           0
                                 2007       $ 9.831      $11.078           0
                                 2008       $11.078      $ 6.537           0
                                 2009       $ 6.537      $ 8.926           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.683      $13.313       2,943
                                 2004       $13.313      $14.389       5,721
                                 2005       $14.389      $14.555       5,765
                                 2006       $14.555      $16.606           0
                                 2007       $16.606      $15.622       3,761
                                 2008       $15.622      $ 9.899       3,416
                                 2009       $ 9.899      $12.241       3,411
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.187           0
                                 2005       $11.187      $11.107       4,074
                                 2006       $11.107      $12.833           0
                                 2007       $12.833      $13.008       4,074
                                 2008       $13.008      $ 8.941       4,074
                                 2009       $ 8.941      $11.846       4,074
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.507         569
                                 2005       $10.507      $10.375         569
                                 2006       $10.375      $11.243           0
                                 2007       $11.243      $11.669       2,427
                                 2008       $11.669      $ 7.465       2,242
                                 2009       $ 7.465      $ 9.462       2,172
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.804      $15.453           0
                                 2004       $15.453      $16.832           0
                                 2005       $16.832      $17.235           0
                                 2006       $17.235      $18.306           0
                                 2007       $18.306      $19.895           0
                                 2008       $19.895      $11.178           0
                                 2009       $11.178      $15.681           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.024      $14.477       4,326
                                 2004       $14.477      $17.505       4,258
                                 2005       $17.505      $18.605       4,243
                                 2006       $18.605      $21.267           0
                                 2007       $21.267      $20.283         456
                                 2008       $20.283      $13.274         160
                                 2009       $13.274      $16.752         163
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.204         753
                                 2005       $10.204      $10.211         784
                                 2006       $10.211      $10.378           0
                                 2007       $10.378      $10.809         906
                                 2008       $10.809      $11.363         819
                                 2009       $11.363      $11.447         567
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.966           0
                                 2007       $10.966      $11.983           0
                                 2008       $11.983      $ 8.377           0
                                 2009       $ 8.377      $10.093           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.584      $12.612         383
                                 2004       $12.612      $13.880           4
                                 2005       $13.880      $14.995       4,457
                                 2006       $14.995      $17.346           0
                                 2007       $17.346      $17.536       4,428
                                 2008       $17.536      $10.776       4,403
                                 2009       $10.776      $13.271       4,403
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.658      $16.776         645
                                 2004       $16.776      $20.442         575
                                 2005       $20.442      $25.455         498
                                 2006       $25.455      $31.860           0
                                 2007       $31.860      $40.087           0
                                 2008       $40.087      $18.524           0
                                 2009       $18.524      $31.238           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.362      $13.519         511
                                 2004       $13.519      $15.567         738
                                 2005       $15.657      $16.855       2,584
                                 2006       $16.855      $20.003           0
                                 2007       $20.003      $22.563       4,192

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.563      $13.144       3,909
                                 2009       $13.144      $17.600       3,763
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.567      $12.813           0
                                 2004       $12.813      $14.365           0
                                 2005       $14.365      $13.604           0
                                 2006       $13.604      $14.992           0
                                 2007       $14.992      $16.258           0
                                 2008       $16.258      $16.872           0
                                 2009       $16.872      $19.565           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.893           0
                                 2005       $10.893      $11.384           0
                                 2006       $11.384      $12.752           0
                                 2007       $12.752      $13.296           0
                                 2008       $13.296      $ 9.267           0
                                 2009       $ 9.267      $11.406           0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.344           0
                                 2005       $10.344      $10.240           0
                                 2006       $10.240      $10.940           0
                                 2007       $10.940      $11.349           0
                                 2008       $11.349      $ 9.145           0
                                 2009       $ 9.145      $12.001           0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.877           0
                                 2005       $10.877      $10.974           0
                                 2006       $10.974      $12.575           0
                                 2007       $12.575      $12.708           0
                                 2008       $12.708      $ 7.894           0
                                 2009       $ 7.894      $ 9.171           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.125           0
                                 2005       $11.125      $11.373           0
                                 2006       $11.373      $11.991           0
                                 2007       $11.991      $14.208       1,689
                                 2008       $14.208      $ 8.573       1,552
                                 2009       $ 8.573      $12.192       1,399
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.108           0
                                 2005       $11.108      $11.746       1,331
                                 2006       $11.746      $12.882           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.882      $12.658       1,931
                                 2008       $12.658      $ 7.500       1,816
                                 2009       $ 7.500      $ 9.279       1,812
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.088      $13.018         155
                                 2004       $13.018      $13.966         955
                                 2005       $13.966      $14.148       1,082
                                 2006       $14.148      $15.326           0
                                 2007       $15.326      $15.495       1,076
                                 2008       $15.495      $ 8.536         695
                                 2009       $ 8.536      $10.143         825
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.092           0
                                 2005       $10.092      $10.092           0
                                 2006       $10.092      $10.348           0
                                 2007       $10.348      $10.523       3,229
                                 2008       $10.523      $ 6.264       3,173
                                 2009       $ 6.264      $ 6.675       3,718
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.239         332
                                 2004       $12.239      $12.750       1,430
                                 2005       $12.750      $13.065       3,246
                                 2006       $13.065      $13.747           0
                                 2007       $13.747      $15.292       3,243
                                 2008       $15.292      $ 8.119       2,382
                                 2009       $ 8.119      $11.435       2,473
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.065      $14.151       2,232
                                 2004       $14.151      $16.438       2,273
                                 2005       $16.438      $18.321       3,126
                                 2006       $18.321      $21.011           0
                                 2007       $21.011      $21.776       1,215
                                 2008       $21.776      $12.695       1,236
                                 2009       $12.695      $17.286       1,199
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.711      $12.882         342
                                 2004       $12.882      $16.687         737
                                 2005       $13.687      $13.642       1,180
                                 2006       $13.642      $14.561           0
                                 2007       $14.561      $14.159       1,176
                                 2008       $14.159      $ 2.964       1,193
                                 2009       $ 2.964      $ 3.648       1,637

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.445      $12.560       2,880
                                 2004       $12.560      $13.395       3,633
                                 2005       $13.395      $13.841       3,785
                                 2006       $13.841      $15.521           0
                                 2007       $15.521      $15.793       2,432
                                 2008       $15.793      $ 9.470       2,363
                                 2009       $ 9.470      $11.844       2,385
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.695      $14.578         327
                                 2004       $14.578      $16.976       1,695
                                 2005       $16.976      $18.200       1,685
                                 2006       $18.200      $20.392           0
                                 2007       $20.392      $19.645       1,698
                                 2008       $19.645      $11.899       1,690
                                 2009       $11.899      $15.915       1,681
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.322      $12.318           0
                                 2004       $12.318      $14.375           0
                                 2005       $14.375      $15.730           0
                                 2006       $15.730      $15.786           0
                                 2007       $15.786      $16.354           0
                                 2008       $16.354      $ 8.115           0
                                 2009       $ 8.115      $10.487           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.227      $12.066       4,556
                                 2004       $12.066      $12.784       5,976
                                 2005       $12.784      $12.802       6,331
                                 2006       $12.802      $13.415           0
                                 2007       $13.415      $14.358       2,926
                                 2008       $14.358      $11.997       1,437
                                 2009       $11.997      $13.880       1,342
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.733      $12.360           0
                                 2004       $12.360      $13.177       1,233
                                 2005       $13.177      $13.774       1,309
                                 2006       $13.774      $15.190           0
                                 2007       $15.190      $15.276       1,260
                                 2008       $15.276      $ 9.952       1,271
                                 2009       $ 9.952      $13.148       1,252
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.974      $13.426       5,992
                                 2004       $13.426      $14.576       6,142
                                 2005       $14.576      $14.988       6,118
                                 2006       $14.988      $16.976           0
                                 2007       $16.976      $15.584         166

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.584      $ 9.334         194
                                 2009       $ 9.334      $11.839         180
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.215      $11.237           0
                                 2004       $11.237      $11.761           0
                                 2005       $11.761      $13.010           0
                                 2006       $13.010      $13.068           0
                                 2007       $13.068      $12.690           0
                                 2008       $12.690      $10.282           0
                                 2009       $10.282      $12.659           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.845      $13.267           0
                                 2004       $13.267      $14.330           0
                                 2005       $14.330      $14.436         129
                                 2006       $14.436      $15.591           0
                                 2007       $15.591      $15.658         108
                                 2008       $15.658      $11.311         102
                                 2009       $11.311      $16.598         101
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.338      $10.381       3,460
                                 2004       $10.381      $10.593       4,153
                                 2005       $10.593      $10.596       5,005
                                 2006       $10.596      $10.822           0
                                 2007       $10.822      $11.125       1,816
                                 2008       $11.125      $ 8.269         217
                                 2009       $ 8.269      $11.850         182
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.556      $13.304       2,452
                                 2004       $13.304      $15.104       2,383
                                 2005       $15.104      $16.560       3,264
                                 2006       $16.560      $20.667           0
                                 2007       $20.667      $21.881         776
                                 2008       $21.881      $11.983         832
                                 2009       $11.983      $14.592         849
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.673      $12.915           0
                                 2004       $12.915      $14.215           0
                                 2005       $14.215      $15.114           0
                                 2006       $15.114      $16.826           0
                                 2007       $16.826      $15.590           0
                                 2008       $15.590      $ 9.208           0
                                 2009       $ 9.208      $11.770           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.920      $ 9.795           0
                                 2004       $ 9.795      $ 9.634           0
                                 2005       $ 9.634      $ 9.652           0
                                 2006       $ 9.652      $ 9.846           0
                                 2007       $ 9.846      $10.080         936
                                 2008       $10.080      $10.102         545
                                 2009       $10.102      $ 9.891       1,637
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.960      $13.417           0
                                 2004       $13.417      $14.461           0
                                 2005       $14.461      $15.545           0
                                 2006       $15.545      $16.490           0
                                 2007       $16.490      $17.034           0
                                 2008       $17.034      $10.195           0
                                 2009       $10.195      $13.163           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.301      $14.488         145
                                 2004       $14.488      $16.341         323
                                 2005       $16.341      $16.909         313
                                 2006       $16.909      $19.168           0
                                 2007       $19.168      $17.811         846
                                 2008       $17.811      $ 9.614         582
                                 2009       $ 9.614      $ 9.044           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.822      $13.019           0
                                 2004       $13.019      $13.683           0
                                 2005       $13.683      $14.040           0
                                 2006       $14.040      $15.271           0
                                 2007       $15.271      $15.003           0
                                 2008       $15.003      $ 9.009           0
                                 2009       $ 9.009      $11.724           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.663      $12.012         167
                                 2004       $12.012      $12.701       1,659
                                 2005       $12.701      $12.907       1,874
                                 2006       $12.907      $14.116           0
                                 2007       $14.116      $13.922       1,853
                                 2008       $13.922      $ 8.064       1,502
                                 2009       $ 8.064      $ 9.898       1,639
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.626      $13.975           0
                                 2004       $13.975      $16.605           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.605      $17.617           0
                                 2006       $17.617      $21.868           0
                                 2007       $21.868      $25.626           0
                                 2008       $25.626      $17.404           0
                                 2009       $17.404      $18.257           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.779      $13.482       1,477
                                 2004       $13.482      $15.625       1,493
                                 2005       $15.625      $17.123       1,435
                                 2006       $17.123      $17.644           0
                                 2007       $17.644      $17.895           0
                                 2008       $17.895      $ 9.521           0
                                 2009       $ 9.521      $12.907           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.560      $12.325       5,860
                                 2004       $12.325      $12.649       6,170
                                 2005       $12.649      $13.064       6,929
                                 2006       $13.064      $13.460           0
                                 2007       $13.460      $13.876           0
                                 2008       $13.876      $ 8.537           0
                                 2009       $ 8.537      $13.671           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.077       1,042
                                 2005       $11.077      $12.027       1,014
                                 2006       $12.027      $12.331           0
                                 2007       $12.331      $14.167           0
                                 2008       $14.167      $ 7.359           0
                                 2009       $ 7.359      $11.244           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.289       4,903
                                 2005       $11.289      $11.485       5,974
                                 2006       $11.485      $13.023           0
                                 2007       $13.023      $12.427       5,921
                                 2008       $12.427      $ 7.795       6,030
                                 2009       $ 7.795      $ 9.780       6,070
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.760      $13.276         155
                                 2004       $13.276      $14.804         516
                                 2005       $14.804      $15.872         488
                                 2006       $15.872      $17.987           0
                                 2007       $17.987      $18.016         470
                                 2008       $18.016      $11.933         151
                                 2009       $11.933      $14.471         148

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.825         484
                                 2005       $ 9.825      $ 9.834       1,133
                                 2006       $ 9.834      $10.010           0
                                 2007       $10.010      $10.215       1,042
                                 2008       $10.215      $10.160         855
                                 2009       $10.160      $ 9.936           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.911      $11.669           0
                                 2004       $11.669      $12.174       1,717
                                 2005       $12.174      $12.805       1,717
                                 2006       $12.805      $12.841           0
                                 2007       $12.841      $14.634       1,717
                                 2008       $14.634      $ 7.275       1,717
                                 2009       $ 7.275      $11.775       1,717
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.268      $13.792           0
                                 2004       $13.792      $14.835           0
                                 2005       $14.835      $16.255          99
                                 2006       $16.255      $17.600           0
                                 2007       $17.600      $18.294          83
                                 2008       $18.294      $15.198          78
                                 2009       $15.198      $19.321          77
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.915           0
                                 2005       $10.915      $11.452           0
                                 2006       $11.452      $12.598           0
                                 2007       $12.598      $12.722           0
                                 2008       $12.722      $ 9.611           0
                                 2009       $ 9.611      $11.503           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.712         558
                                 2005       $10.712      $12.112         555
                                 2006       $12.112      $12.321         592
                                 2007       $12.321      $14.674         527
                                 2008       $14.674      $ 7.285         578
                                 2009       $ 7.285      $11.785         490
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.687           0
                                 2005       $10.687      $12.059           0
                                 2006       $12.059      $12.233           0
                                 2007       $12.233      $14.540           0
                                 2008       $14.540      $ 7.196           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 7.196      $11.612           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.019           0
                                 2005       $11.019      $12.057           0
                                 2006       $12.057      $14.315           0
                                 2007       $14.315      $15.354           0
                                 2008       $15.354      $10.660           0
                                 2009       $10.660      $13.495           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.786           0
                                 2007       $ 9.786      $11.723       2,228
                                 2008       $11.723      $ 6.091       2,281
                                 2009       $ 6.091      $ 9.366       1,939
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.529         177
                                 2004       $13.529      $15.724         195
                                 2005       $15.724      $17.345         187
                                 2006       $17.345      $18.954           0
                                 2007       $18.954      $19.066         189
                                 2008       $19.066      $11.096         204
                                 2009       $11.096      $15.899         175
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.253         961
                                 2005       $11.253      $12.349         881
                                 2006       $12.349      $14.565         851
                                 2007       $14.565      $15.346         770
                                 2008       $15.346      $ 8.803           0
                                 2009       $ 8.803      $11.974           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.246       3,915
                                 2005       $11.246      $12.324       3,915
                                 2006       $12.324      $14.526           0
                                 2007       $14.526      $15.291       4,409
                                 2008       $15.291      $ 8.752       4,430
                                 2009       $ 8.752      $11.900       4,375
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.360      $14.425         612
                                 2004       $14.425      $19.180       1,049
                                 2005       $19.180      $21.881         981
                                 2006       $21.881      $29.436           0
                                 2007       $29.436      $23.791         908
                                 2008       $23.791      $14.399         446

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.399      $18.077        500
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.144        564



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI
 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*
WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION
  DEATH BENEFIT OPTION (AGE 71-79)OR WITH THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT
OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION
                        DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.2



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.214         0
                                 2007       $10.214      $11.693         0
                                 2008       $11.693      $ 6.541         0
                                 2009       $ 6.541      $ 8.649         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.404         0
                                 2007       $10.404      $11.010         0
                                 2008       $11.010      $ 8.042         0
                                 2009       $ 8.042      $ 9.730         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.434         0
                                 2007       $10.434      $11.198         0
                                 2008       $11.198      $ 7.345         0
                                 2009       $ 7.345      $ 9.216         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.443         0
                                 2007       $10.443      $11.321         0
                                 2008       $11.321      $ 6.832         0
                                 2009       $ 6.832      $ 8.748         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.296         0
                                 2007       $10.296      $10.643         0
                                 2008       $10.643      $ 9.276         0
                                 2009       $ 9.276      $10.380         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.693         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.693      $11.571           0
                                 2008       $11.571      $ 6.237           0
                                 2009       $ 6.237      $ 8.793           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.765           0
                                 2007       $10.765      $11.050           0
                                 2008       $11.050      $ 6.778           0
                                 2009       $ 6.778      $ 8.356           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.824           0
                                 2007       $ 9.824      $11.059           0
                                 2008       $11.059      $ 6.519           0
                                 2009       $ 6.519      $ 8.893           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.834           0
                                 2003       $10.834      $13.293         513
                                 2004       $13.293      $14.353       4,010
                                 2005       $14.353      $14.503       4,067
                                 2006       $14.503      $16.530           0
                                 2007       $16.530      $15.534       3,672
                                 2008       $15.534      $ 9.834         494
                                 2009       $ 9.834      $12.148         490
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.179           0
                                 2005       $11.179      $11.088         979
                                 2006       $11.088      $12.798           0
                                 2007       $12.798      $12.960         970
                                 2008       $12.960      $ 8.898         963
                                 2009       $ 8.898      $11.777         958
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.504           0
                                 2005       $10.504      $10.362       1,741
                                 2006       $10.362      $11.218           0
                                 2007       $11.218      $11.630       6,906
                                 2008       $11.630      $ 7.432       7,362
                                 2009       $ 7.432      $ 9.411       7,240
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.517           0
                                 2003       $11.517      $15.430           0
                                 2004       $15.430      $16.789           0
                                 2005       $16.789      $17.174           0
                                 2006       $17.174      $18.222           0
                                 2007       $18.222      $19.783           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $19.783      $11.104           0
                                 2009       $11.104      $15.561           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.208           0
                                 2003       $11.208      $14.455         235
                                 2004       $14.455      $17.460         199
                                 2005       $17.460      $18.539         190
                                 2006       $18.539      $21.170          49
                                 2007       $21.170      $20.169       1,494
                                 2008       $20.169      $13.187       1,615
                                 2009       $13.187      $16.624       1,559
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.197           0
                                 2005       $10.197      $10.193           0
                                 2006       $10.193      $10.350         301
                                 2007       $10.350      $10.769           0
                                 2008       $10.769      $11.309      15,919
                                 2009       $11.309      $11.381      15,919
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.958           0
                                 2007       $10.958      $11.962           0
                                 2008       $11.962      $ 8.354           0
                                 2009       $ 8.354      $10.055           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.309           0
                                 2003       $10.309      $12.593       3,527
                                 2004       $12.593      $13.845       3,476
                                 2005       $13.845      $14.941       3,814
                                 2006       $14.941      $17.266         102
                                 2007       $17.266      $17.438       3,333
                                 2008       $17.438      $10.704         477
                                 2009       $10.704      $13.170         475
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.216           0
                                 2003       $11.216      $16.750         207
                                 2004       $16.750      $20.390         177
                                 2005       $20.390      $25.364         145
                                 2006       $25.364      $31.714           0
                                 2007       $31.714      $39.863           0
                                 2008       $39.863      $18.401           0
                                 2009       $18.401      $31.000           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.459           0
                                 2003       $10.459      $13.498           0
                                 2004       $13.498      $15.617           0
                                 2005       $15.617      $16.795         431
                                 2006       $16.795      $19.911          73
                                 2007       $19.911      $22.436       1,770
                                 2008       $22.436      $13.057       2,018
                                 2009       $13.057      $17.466       1,930
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.705           0
                                 2003       $10.705      $12.793         504
                                 2004       $12.793      $14.328         555
                                 2005       $14.328      $13.556         531
                                 2006       $13.556      $14.923         537
                                 2007       $14.923      $16.167         559
                                 2008       $16.167      $16.760         556
                                 2009       $16.760      $19.416         552
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.890           0
                                 2005       $10.890      $11.369           0
                                 2006       $11.369      $12.723           0
                                 2007       $12.723      $13.252           0
                                 2008       $13.252      $ 9.226           0
                                 2009       $ 9.226      $11.345           0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.342           0
                                 2005       $10.342      $10.227       1,063
                                 2006       $10.227      $10.915           0
                                 2007       $10.915      $11.311       3,717
                                 2008       $11.311      $ 9.105       3,331
                                 2009       $ 9.105      $11.937       3,243
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.874           0
                                 2005       $10.874      $10.960       1,646
                                 2006       $10.960      $12.546           0
                                 2007       $12.546      $12.666       1,632
                                 2008       $12.666      $ 7.860       1,620
                                 2009       $ 7.860      $ 9.122       1,612
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.122           0
                                 2005       $11.122      $11.359           0
                                 2006       $11.359      $11.963           0
                                 2007       $11.963      $14.161           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.161      $ 8.536           0
                                 2009       $ 8.536      $12.127           0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.105           0
                                 2005       $11.105      $11.731           0
                                 2006       $11.731      $12.852           0
                                 2007       $12.852      $12.616       2,388
                                 2008       $12.616      $ 7.468       2,849
                                 2009       $ 7.468      $ 9.229       2,820
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.680           0
                                 2003       $10.680      $12.999       3,157
                                 2004       $12.999      $13.930       3,213
                                 2005       $13.930      $14.098       3,273
                                 2006       $14.098      $15.256           0
                                 2007       $15.256      $15.409       3,234
                                 2008       $15.409      $ 8.480           0
                                 2009       $ 8.480      $10.065           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.090           0
                                 2005       $10.090      $10.079           0
                                 2006       $10.079      $10.324         915
                                 2007       $10.324      $10.488           0
                                 2008       $10.488      $ 6.237           0
                                 2009       $ 6.237      $ 6.639           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.231           0
                                 2004       $12.231      $12.728           0
                                 2005       $12.728      $13.029           0
                                 2006       $13.029      $13.696           0
                                 2007       $13.696      $15.219       1,979
                                 2008       $15.219      $ 8.072       2,600
                                 2009       $ 8.072      $11.357       2,294
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.133           0
                                 2003       $10.133      $14.130         243
                                 2004       $14.130      $16.396         218
                                 2005       $16.396      $18.256         199
                                 2006       $18.256      $20.915           0
                                 2007       $20.915      $21.654           0
                                 2008       $21.654      $12.611           0
                                 2009       $12.611      $17.154           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.645           0
                                 2003       $10.645      $12.863           0
                                 2004       $12.863      $13.652           0
                                 2005       $13.652      $13.594           0
                                 2006       $13.594      $14.494           0
                                 2007       $14.494      $14.079           0
                                 2008       $14.079      $ 2.944           0
                                 2009       $ 2.944      $ 3.620           0
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.162           0
                                 2003       $10.162      $12.541       4,266
                                 2004       $12.541      $13.361       4,314
                                 2005       $13.361      $13.791       4,288
                                 2006       $13.791      $15.450         109
                                 2007       $15.450      $15.704       9,410
                                 2008       $15.704      $ 9.408       7,244
                                 2009       $ 9.408      $11.753       7,166
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.338           0
                                 2003       $10.338      $14.556         737
                                 2004       $14.556      $16.933         665
                                 2005       $16.933      $18.136         628
                                 2006       $18.136      $20.298           0
                                 2007       $20.298      $19.535       1,934
                                 2008       $19.535      $11.821       2,208
                                 2009       $11.821      $15.794       2,031
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.045           0
                                 2003       $10.045      $12.299         415
                                 2004       $12.299      $14.338         398
                                 2005       $14.338      $15.674         357
                                 2006       $15.674      $15.714           0
                                 2007       $15.714      $16.262           0
                                 2008       $16.262      $ 8.061           0
                                 2009       $ 8.061      $10.407           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.535           0
                                 2003       $10.535      $12.048         821
                                 2004       $12.048      $12.752         819
                                 2005       $12.752      $12.756         830
                                 2006       $12.756      $13.353           0
                                 2007       $13.353      $14.277       4,220
                                 2008       $14.277      $11.917       3,483
                                 2009       $11.917      $13.774       3,816

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.372          0
                                 2003       $10.372      $12.341          0
                                 2004       $12.341      $13.143          0
                                 2005       $13.143      $13.725          0
                                 2006       $13.725      $15.120          0
                                 2007       $15.120      $15.191          0
                                 2008       $15.191      $ 9.887          0
                                 2009       $ 9.887      $13.048          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.781          0
                                 2003       $10.781      $13.406        513
                                 2004       $13.406      $14.539        503
                                 2005       $14.539      $14.935        503
                                 2006       $14.935      $16.899          0
                                 2007       $16.899      $15.496        488
                                 2008       $15.496      $ 9.272        486
                                 2009       $ 9.272      $11.749        482
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.709          0
                                 2003       $ 9.709      $11.220          0
                                 2004       $11.220      $11.732          0
                                 2005       $11.732      $12.963          0
                                 2006       $12.963      $13.008          0
                                 2007       $13.008      $12.619          0
                                 2008       $12.619      $10.214          0
                                 2009       $10.214      $12.563          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.724          0
                                 2003       $10.724      $13.247          0
                                 2004       $13.247      $14.293          0
                                 2005       $14.293      $14.385          0
                                 2006       $14.385      $15.520          0
                                 2007       $15.520      $15.570          0
                                 2008       $15.570      $11.236          0
                                 2009       $11.236      $16.471          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.169           0
                                 2003       $10.169      $10.366         938
                                 2004       $10.366      $10.566         982
                                 2005       $10.566      $10.558       1,004
                                 2006       $10.558      $10.772           0
                                 2007       $10.772      $11.063       5,446
                                 2008       $11.063      $ 8.215       5,076
                                 2009       $ 8.215      $11.759       4,473
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.588           0
                                 2003       $10.588      $13.284           0
                                 2004       $13.284      $15.066           0
                                 2005       $15.066      $16.501           0
                                 2006       $16.501      $20.573           0
                                 2007       $20.573      $21.758           0
                                 2008       $21.758      $11.903           0
                                 2009       $11.903      $14.481           0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.391           0
                                 2003       $10.391      $12.896           0
                                 2004       $12.896      $14.179           0
                                 2005       $14.179      $15.060           0
                                 2006       $15.060      $16.749           0
                                 2007       $16.749      $15.502           0
                                 2008       $15.502      $ 9.147           0
                                 2009       $ 9.147      $11.681           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.969           0
                                 2003       $ 9.969      $ 9.780           0
                                 2004       $ 9.780      $ 9.609           0
                                 2005       $ 9.609      $ 9.618           0
                                 2006       $ 9.618      $ 9.801         316
                                 2007       $ 9.801      $10.023       6,011
                                 2008       $10.023      $10.035       4,127
                                 2009       $10.035      $ 9.816       5,355
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.363           0
                                 2003       $10.363      $13.397         386
                                 2004       $13.397      $14.424         395
                                 2005       $14.424      $15.489         367
                                 2006       $15.489      $16.414           0
                                 2007       $16.414      $16.939           0
                                 2008       $16.939      $10.127           0
                                 2009       $10.127      $13.062           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.187           0
                                 2003       $11.187      $14.466       3,948
                                 2004       $14.466      $16.299       3,776
                                 2005       $16.299      $16.849       3,750
                                 2006       $16.849      $19.081           0
                                 2007       $19.081      $17.712       5,162
                                 2008       $17.712      $ 9.550       2,205
                                 2009       $ 9.550      $ 8.983           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.626           0
                                 2003       $10.626      $12.999           0
                                 2004       $12.999      $13.648           0
                                 2005       $13.648      $13.990           0
                                 2006       $13.990      $15.202           0
                                 2007       $15.202      $14.919           0
                                 2008       $14.919      $ 8.949           0
                                 2009       $ 8.949      $11.634           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.499           0
                                 2003       $10.499      $11.994       4,502
                                 2004       $11.994      $12.668       4,669
                                 2005       $12.668      $12.861       4,722
                                 2006       $12.861      $14.051           0
                                 2007       $14.051      $13.844       4,787
                                 2008       $13.844      $ 8.010       1,194
                                 2009       $ 8.010      $ 9.822       1,185
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.452           0
                                 2003       $11.452      $13.954           0
                                 2004       $13.954      $16.563           0
                                 2005       $16.563      $17.554           0
                                 2006       $17.554      $21.768           0
                                 2007       $21.768      $25.483           0
                                 2008       $25.483      $17.289           0
                                 2009       $17.289      $18.118           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.356           0
                                 2003       $10.356      $13.462           0
                                 2004       $13.462      $15.585           0
                                 2005       $15.585      $17.062           0
                                 2006       $17.062      $17.563           0
                                 2007       $17.563      $17.794           0
                                 2008       $17.794      $ 9.458           0
                                 2009       $ 9.458      $12.809           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.093           0
                                 2003       $10.093      $12.307       1,100
                                 2004       $12.307      $12.617       1,119
                                 2005       $12.617      $13.018       1,178
                                 2006       $13.018      $13.398           0
                                 2007       $13.398      $13.798       1,256
                                 2008       $13.798      $ 8.480       1,250

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 8.480      $13.567       1,240
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.069           0
                                 2005       $11.069      $12.006           0
                                 2006       $12.006      $12.297           0
                                 2007       $12.297      $14.114           0
                                 2008       $14.114      $ 7.324           0
                                 2009       $ 7.324      $11.179           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.282           0
                                 2005       $11.282      $11.465           0
                                 2006       $11.465      $12.988           0
                                 2007       $12.988      $12.381       2,433
                                 2008       $12.381      $ 7.758       2,709
                                 2009       $ 7.758      $ 9.724       2,682
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.636           0
                                 2003       $10.636      $13.256           0
                                 2004       $13.256      $14.766           0
                                 2005       $14.766      $15.815           0
                                 2006       $15.815      $17.905           0
                                 2007       $17.905      $17.915       1,682
                                 2008       $17.915      $11.854       1,770
                                 2009       $11.854      $14.360       1,815
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.815           0
                                 2005       $ 9.815      $ 9.813           0
                                 2006       $ 9.813      $ 9.979         313
                                 2007       $ 9.979      $10.173           0
                                 2008       $10.173      $10.108           0
                                 2009       $10.108      $ 9.876           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.396           0
                                 2003       $ 9.396      $11.651           0
                                 2004       $11.651      $12.144           0
                                 2005       $12.144      $12.760           0
                                 2006       $12.760      $12.782           0
                                 2007       $12.782      $14.552           0
                                 2008       $14.552      $ 7.227           0
                                 2009       $ 7.227      $11.685           0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.043           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.043      $13.771         0
                                 2004       $13.771      $14.797         0
                                 2005       $14.797      $16.197         0
                                 2006       $16.197      $17.520         0
                                 2007       $17.520      $18.192         0
                                 2008       $18.192      $15.097         0
                                 2009       $15.097      $19.174         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.907         0
                                 2005       $10.907      $11.433         0
                                 2006       $11.433      $12.564         0
                                 2007       $12.564      $12.674         0
                                 2008       $12.674      $ 9.565         0
                                 2009       $ 9.565      $11.436         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.705         0
                                 2005       $10.705      $12.091         0
                                 2006       $12.091      $12.288         0
                                 2007       $12.288      $14.619         0
                                 2008       $14.619      $ 7.251         0
                                 2009       $ 7.251      $11.717         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.679         0
                                 2005       $10.679      $12.039         0
                                 2006       $12.039      $12.200         0
                                 2007       $12.200      $14.486         0
                                 2008       $14.486      $ 7.162         0
                                 2009       $ 7.162      $11.545         0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $11.007         0
                                 2005       $11.007      $12.032         0
                                 2006       $12.032      $14.272         0
                                 2007       $14.272      $15.291         0
                                 2008       $15.291      $10.606         0
                                 2009       $10.606      $13.413         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.779         0
                                 2007       $ 9.779      $11.702         0
                                 2008       $11.702      $ 6.075         0
                                 2009       $ 6.075      $ 9.331         0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.520         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.520      $15.697           0
                                 2005       $15.697      $17.297           0
                                 2006       $17.297      $18.883           0
                                 2007       $18.883      $18.976           0
                                 2008       $18.976      $11.032           0
                                 2009       $11.032      $15.791           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.245         983
                                 2005       $11.245      $12.328         926
                                 2006       $12.328      $14.525         596
                                 2007       $14.525      $15.288         541
                                 2008       $15.288      $ 8.761         538
                                 2009       $ 8.761      $11.904         534
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.238           0
                                 2005       $11.238      $12.303           0
                                 2006       $12.303      $14.487           0
                                 2007       $14.487      $15.234           0
                                 2008       $15.234      $ 8.710           0
                                 2009       $ 8.710      $11.831           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.684           0
                                 2003       $10.684      $14.404           0
                                 2004       $14.404      $19.131           0
                                 2005       $19.131      $21.804           0
                                 2006       $21.804      $29.302           0
                                 2007       $29.302      $23.658           0
                                 2008       $23.658      $14.303           0
                                 2009       $14.303      $17.939           0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.052       2,159



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*
  WITH MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT
OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)
                          MORTALITY & EXPENSE = 2.25



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.210           0
                                 2007       $10.210      $11.683       4,098
                                 2008       $11.683      $ 6.532       5,102
                                 2009       $ 6.532      $ 8.633       4,032
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.401           0
                                 2007       $10.401      $11.000           0
                                 2008       $11.000      $ 8.031       2,121
                                 2009       $ 8.031      $ 9.711       2,117
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.430           0
                                 2007       $10.430      $11.189           0
                                 2008       $11.189      $ 7.335           0
                                 2009       $ 7.335      $ 9.199           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.439           0
                                 2007       $10.439      $11.311           0
                                 2008       $11.311      $ 6.823           0
                                 2009       $ 6.823      $ 8.732           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.292           0
                                 2007       $10.292      $10.634           0
                                 2008       $10.634      $ 9.264           0
                                 2009       $ 9.264      $10.361           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.690           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.690      $11.561           0
                                 2008       $11.561      $ 6.229           0
                                 2009       $ 6.229      $ 8.776           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.761           0
                                 2007       $10.761      $11.041       2,095
                                 2008       $11.041      $ 6.769       2,083
                                 2009       $ 6.769      $ 8.340       2,069
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.821           0
                                 2007       $ 9.821      $11.050           0
                                 2008       $11.050      $ 6.510           0
                                 2009       $ 6.510      $ 8.876         108
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.683      $13.300      17,595
                                 2004       $13.300      $14.353      24,643
                                 2005       $14.353      $14.495      25,536
                                 2006       $14.495      $16.513           0
                                 2007       $16.513      $15.510      13,216
                                 2008       $15.510      $ 9.813      11,752
                                 2009       $ 9.813      $12.116      11,058
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.175           0
                                 2005       $11.175      $11.078       3,816
                                 2006       $11.078      $12.780           0
                                 2007       $12.780      $12.935      10,070
                                 2008       $12.935      $ 8.877       7,587
                                 2009       $ 8.877      $11.743       7,550
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.503         243
                                 2005       $10.503      $10.356       2,801
                                 2006       $10.356      $11.205           0
                                 2007       $11.205      $11.611       2,717
                                 2008       $11.611      $ 7.416       3,191
                                 2009       $ 7.416      $ 9.386       3,102
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.804      $15.437           0
                                 2004       $15.437      $16.789           0
                                 2005       $16.789      $17.165           0
                                 2006       $17.165      $18.203           0
                                 2007       $18.203      $19.752           0
                                 2008       $19.752      $11.081           0
                                 2009       $11.081      $15.521           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.024      $14.462       5,520
                                 2004       $14.462      $17.460       7,553
                                 2005       $17.460      $18.529       9,771
                                 2006       $18.529      $21.148         482
                                 2007       $21.148      $20.138       6,364
                                 2008       $20.138      $13.159       4,996
                                 2009       $13.159      $16.581       5,521
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.193       1,045
                                 2005       $10.193      $10.184       1,072
                                 2006       $10.184      $10.336           0
                                 2007       $10.336      $10.748       2,180
                                 2008       $10.748      $11.282       1,838
                                 2009       $11.282      $11.347       5,802
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.955           0
                                 2007       $10.955      $11.952           0
                                 2008       $11.952      $ 8.342           0
                                 2009       $ 8.342      $10.036           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.584      $12.599      19,691
                                 2004       $12.599      $13.845      25,374
                                 2005       $13.845      $14.933      26,784
                                 2006       $14.933      $17.248       1,131
                                 2007       $17.248      $17.410      12,567
                                 2008       $17.410      $10.682       8,459
                                 2009       $10.682      $13.136       9,259
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.658      $16.758         739
                                 2004       $16.758      $20.390       1,339
                                 2005       $20.390      $25.351       2,962
                                 2006       $25.351      $31.681           0
                                 2007       $31.681      $39.801       2,393
                                 2008       $39.801      $18.363       1,837
                                 2009       $18.363      $30.920       2,420
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.362      $13.505       2,556
                                 2004       $13.505      $15.617       2,722
                                 2005       $15.617      $16.786       7,297
                                 2006       $16.786      $19.890           0
                                 2007       $19.890      $22.402       4,846

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.402      $13.030       1,655
                                 2009       $13.030      $17.421       3,092
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.567      $12.800           0
                                 2004       $12.800      $14.328           0
                                 2005       $14.328      $13.549           0
                                 2006       $13.549      $14.907           0
                                 2007       $14.907      $16.142           0
                                 2008       $16.142      $16.725           0
                                 2009       $16.725      $19.366           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.888           0
                                 2005       $10.888      $11.362       1,248
                                 2006       $11.362      $12.709           0
                                 2007       $12.709      $13.230       2,953
                                 2008       $13.230      $ 9.206         542
                                 2009       $ 9.206      $11.315       2,907
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.340           0
                                 2005       $10.340      $10.221       6,249
                                 2006       $10.221      $10.902           0
                                 2007       $10.902      $11.293       6,299
                                 2008       $11.293      $ 9.085      10,335
                                 2009       $ 9.085      $11.905       9,688
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.873       6,569
                                 2005       $10.873      $10.953       3,127
                                 2006       $10.953      $12.532           0
                                 2007       $12.532      $12.645       5,472
                                 2008       $12.645      $ 7.843       6,936
                                 2009       $ 7.843      $ 9.097       7,677
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.120           0
                                 2005       $11.120      $11.351       1,967
                                 2006       $11.351      $11.949           0
                                 2007       $11.949      $14.137       1,903
                                 2008       $14.137      $ 8.517       1,951
                                 2009       $ 8.517      $12.094       1,896
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.103       6,049
                                 2005       $11.103      $11.724       8,583
                                 2006       $11.724      $12.838           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.838      $12.595       6,466
                                 2008       $12.595      $ 7.452       5,287
                                 2009       $ 7.452      $ 9.205       5,457
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.088      $13.005         313
                                 2004       $13.005      $13.930         746
                                 2005       $13.930      $14.090       1,178
                                 2006       $14.090      $15.240           0
                                 2007       $15.240      $15.384       2,984
                                 2008       $15.384      $ 8.462       3,107
                                 2009       $ 8.462      $10.039       3,070
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.088           0
                                 2005       $10.088      $10.073         673
                                 2006       $10.073      $10.312           0
                                 2007       $10.312      $10.471         759
                                 2008       $10.471      $ 6.223       8,661
                                 2009       $ 6.223      $ 6.621       1,488
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.227      13,535
                                 2004       $12.227      $12.718      25,147
                                 2005       $12.718      $13.011      22,749
                                 2006       $13.011      $13.670       1,179
                                 2007       $13.670      $15.183      11,885
                                 2008       $15.183      $ 8.048      13,967
                                 2009       $ 8.048      $11.319      13,401
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.065      $14.137           0
                                 2004       $14.137      $16.396           0
                                 2005       $16.396      $18.246       1,893
                                 2006       $18.246      $20.893           0
                                 2007       $20.893      $21.620       2,177
                                 2008       $21.620      $12.585       1,414
                                 2009       $12.585      $17.110       2,198
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.711      $12.869       2,142
                                 2004       $12.869      $13.652       4,367
                                 2005       $13.652      $13.586       4,810
                                 2006       $13.586      $14.479         571
                                 2007       $14.479      $14.057       2,282
                                 2008       $14.057      $ 2.938       5,651
                                 2009       $ 2.938      $ 3.611       6,653

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.445      $12.547      26,443
                                 2004       $12.547      $13.361      42,107
                                 2005       $13.361      $13.784      43,949
                                 2006       $13.784      $15.434           0
                                 2007       $15.434      $15.680      24,220
                                 2008       $15.680      $ 9.388      20,374
                                 2009       $ 9.388      $11.723      18,782
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.695      $14.563       4,771
                                 2004       $14.563      $16.933       9,376
                                 2005       $16.933      $18.126      10,461
                                 2006       $18.126      $20.277           0
                                 2007       $20.277      $19.504       7,941
                                 2008       $19.504      $11.796       6,371
                                 2009       $11.796      $15.753       5,637
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.322      $12.305       7,154
                                 2004       $12.305      $14.338      11,024
                                 2005       $14.338      $15.666       9,578
                                 2006       $15.666      $15.697         558
                                 2007       $15.697      $16.237       4,043
                                 2008       $16.237      $ 8.045       4,476
                                 2009       $ 8.045      $10.380       4,533
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.227      $12.054       5,038
                                 2004       $12.054      $12.751       8,855
                                 2005       $12.751      $12.750      15,833
                                 2006       $12.750      $13.339       1,831
                                 2007       $13.339      $14.255      11,452
                                 2008       $14.255      $11.893      11,681
                                 2009       $11.893      $13.738       9,808
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.733      $12.347         604
                                 2004       $12.347      $13.143         603
                                 2005       $13.143      $13.718         703
                                 2006       $13.718      $15.105           0
                                 2007       $15.105      $15.167         834
                                 2008       $15.167      $ 9.866       1,535
                                 2009       $ 9.866      $13.014         513
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.974      $13.412      17,230
                                 2004       $13.412      $14.539      23,473
                                 2005       $14.539      $14.927      21,980
                                 2006       $14.927      $16.881           0
                                 2007       $16.881      $15.472       8,063

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.472      $ 9.253       5,211
                                 2009       $ 9.253      $11.718       4,990
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.215      $11.225       2,465
                                 2004       $11.225      $11.731       2,572
                                 2005       $11.731      $12.956       2,449
                                 2006       $12.956      $12.994           0
                                 2007       $12.994      $12.599           8
                                 2008       $12.599      $10.193           8
                                 2009       $10.193      $12.530           8
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.845      $13.253       4,691
                                 2004       $13.253      $14.293       8,520
                                 2005       $14.293      $14.377      10,510
                                 2006       $14.377      $15.503           0
                                 2007       $15.503      $15.546       2,703
                                 2008       $15.546      $11.213       1,314
                                 2009       $11.213      $16.429       2,683
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.338      $10.371      31,017
                                 2004       $10.371      $10.566       1,667
                                 2005       $10.566      $10.552       8,376
                                 2006       $10.552      $10.761           0
                                 2007       $10.761      $11.045       9,634
                                 2008       $11.045      $ 8.198       9,291
                                 2009       $ 8.198      $11.729       8,718
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.556      $13.290         691
                                 2004       $13.290      $15.066       1,909
                                 2005       $15.066      $16.492       3,655
                                 2006       $16.492      $20.551           0
                                 2007       $20.551      $21.724       1,953
                                 2008       $21.724      $11.879       2,238
                                 2009       $11.879      $14.443       2,966
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.673      $12.902           0
                                 2004       $12.902      $14.179           0
                                 2005       $14.179      $15.052           0
                                 2006       $15.052      $16.732           0
                                 2007       $16.732      $15.478           0
                                 2008       $15.478      $ 9.128           0
                                 2009       $ 9.128      $11.650           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.920      $ 9.785          53
                                 2004       $ 9.785      $ 9.609       3,480
                                 2005       $ 9.609      $ 9.613       8,091
                                 2006       $ 9.613      $ 9.791           0
                                 2007       $ 9.791      $10.008      20,371
                                 2008       $10.008      $10.014      34,205
                                 2009       $10.014      $ 9.790      28,478
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.960      $13.403      18,175
                                 2004       $13.403      $14.424      25,691
                                 2005       $14.424      $15.481      23,154
                                 2006       $15.481      $16.397           0
                                 2007       $16.397      $16.913       6,846
                                 2008       $16.913      $10.106       4,780
                                 2009       $10.106      $13.029       4,495
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.301      $14.473         356
                                 2004       $14.473      $16.299       2,415
                                 2005       $16.299      $16.840       5,219
                                 2006       $16.840      $19.061           0
                                 2007       $19.061      $17.684       2,928
                                 2008       $17.684      $ 9.530       1,910
                                 2009       $ 9.530      $ 8.964           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.822      $13.005          40
                                 2004       $13.005      $13.647           0
                                 2005       $13.647      $13.983           0
                                 2006       $13.983      $15.186           0
                                 2007       $15.186      $14.896           0
                                 2008       $14.896      $ 8.930           0
                                 2009       $ 8.930      $11.604           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.663      $12.000       6,577
                                 2004       $12.000      $12.668       8,286
                                 2005       $12.668      $12.854       7,978
                                 2006       $12.854      $14.037           0
                                 2007       $14.037      $13.823       3,219
                                 2008       $13.823      $ 7.994       1,839
                                 2009       $ 7.994      $ 9.797       1,804
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.626      $13.961         142
                                 2004       $13.961      $16.562         126

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.562      $17.545         123
                                 2006       $17.545      $21.746           0
                                 2007       $21.746      $25.443           0
                                 2008       $25.443      $17.253           0
                                 2009       $17.253      $18.071           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.779      $13.468      11,261
                                 2004       $13.468      $15.585      15,852
                                 2005       $15.585      $17.053      14,674
                                 2006       $17.053      $17.545           0
                                 2007       $17.545      $17.767       3,282
                                 2008       $17.767      $ 9.438       2,473
                                 2009       $ 9.438      $12.776       2,235
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.560      $12.313      25,354
                                 2004       $12.313      $12.617      37,923
                                 2005       $12.617      $13.011      38,888
                                 2006       $13.011      $13.384           0
                                 2007       $13.384      $13.776      11,830
                                 2008       $13.776      $ 8.463      10,051
                                 2009       $ 8.463      $13.532       7,480
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.066      23,878
                                 2005       $11.066      $11.996      22,050
                                 2006       $11.996      $12.280           0
                                 2007       $12.280      $14.087       4,002
                                 2008       $14.087      $ 7.306       3,718
                                 2009       $ 7.306      $11.147       2,959
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.278           0
                                 2005       $11.278      $11.456       1,266
                                 2006       $11.456      $12.970           0
                                 2007       $12.970      $12.357       2,650
                                 2008       $12.357      $ 7.739       1,291
                                 2009       $ 7.739      $ 9.695       1,265
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.760      $13.263      16,502
                                 2004       $13.263      $14.766      19,148
                                 2005       $14.766      $15.807      16,327
                                 2006       $15.807      $17.886           0
                                 2007       $17.886      $17.888       6,660
                                 2008       $17.888      $11.830       5,699
                                 2009       $11.830      $14.323       5,524

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.810       3,830
                                 2005       $ 9.810      $ 9.803       5,017
                                 2006       $ 9.803      $ 9.964           0
                                 2007       $ 9.964      $10.152       3,150
                                 2008       $10.152      $10.082       3,602
                                 2009       $10.082      $ 9.845           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.911      $11.657         299
                                 2004       $11.657      $12.143         653
                                 2005       $12.143      $12.753         642
                                 2006       $12.753      $12.769           0
                                 2007       $12.769      $14.529         344
                                 2008       $14.529      $ 7.212          96
                                 2009       $ 7.212      $11.655          86
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.268      $13.778           0
                                 2004       $13.778      $14.797         141
                                 2005       $14.797      $16.189         302
                                 2006       $16.189      $17.501           0
                                 2007       $17.501      $18.164         163
                                 2008       $18.164      $15.066         132
                                 2009       $15.066      $19.125         129
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.903           0
                                 2005       $10.903      $11.423           0
                                 2006       $11.423      $12.547           0
                                 2007       $12.547      $12.650           0
                                 2008       $12.650      $ 9.542           0
                                 2009       $ 9.542      $11.403           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.701      15,649
                                 2005       $10.701      $12.081      13,665
                                 2006       $12.081      $12.271      12,103
                                 2007       $12.271      $14.592       3,274
                                 2008       $14.592      $ 7.233       3,118
                                 2009       $ 7.233      $11.683       2,547
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.676       1,275
                                 2005       $10.676      $12.028       1,202
                                 2006       $12.028      $12.183           0
                                 2007       $12.183      $14.459       1,085
                                 2008       $14.459      $ 7.145       1,249

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $ 7.145      $11.511       1,115
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.002       2,959
                                 2005       $11.002      $12.020       3,581
                                 2006       $12.020      $14.250           0
                                 2007       $14.250      $15.260       1,097
                                 2008       $15.260      $10.579         768
                                 2009       $10.579      $13.372           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.776           0
                                 2007       $ 9.776      $11.692           0
                                 2008       $11.692      $ 6.066         703
                                 2009       $ 6.066      $ 9.314           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.515         927
                                 2004       $13.515      $15.684       1,229
                                 2005       $15.684      $17.274       4,222
                                 2006       $17.274      $18.848           0
                                 2007       $18.848      $18.930       2,625
                                 2008       $18.930      $11.000       1,054
                                 2009       $11.000      $15.737       1,666
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.241      29,761
                                 2005       $11.241      $12.318      27,979
                                 2006       $12.318      $14.505      21,119
                                 2007       $14.505      $15.260       8,301
                                 2008       $15.260      $ 8.740       5,909
                                 2009       $ 8.740      $11.870       5,225
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.234           0
                                 2005       $11.234      $12.293         474
                                 2006       $12.293      $14.467           0
                                 2007       $14.467      $15.205       1,047
                                 2008       $15.205      $ 8.689         756
                                 2009       $ 8.689      $11.797         696
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.360      $14.411         386
                                 2004       $14.411      $19.131       5,033
                                 2005       $19.131      $21.792       5,141
                                 2006       $21.792      $29.271           0
                                 2007       $29.271      $23.621       1,509
                                 2008       $23.621      $14.274       1,659

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2009       $14.274      $17.893       1,675
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.020       1,874



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.35



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.203         0
                                 2007       $10.203      $11.663         0
                                 2008       $11.663      $ 6.514         0
                                 2009       $ 6.514      $ 8.600         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.394         0
                                 2007       $10.394      $10.981         0
                                 2008       $10.981      $ 8.009         0
                                 2009       $ 8.009      $ 9.675         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.423         0
                                 2007       $10.423      $11.169         0
                                 2008       $11.169      $ 7.315         0
                                 2009       $ 7.315      $ 9.164         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.432         0
                                 2007       $10.432      $11.292         0
                                 2008       $11.292      $ 6.804         0
                                 2009       $ 6.804      $ 8.699         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.285         0
                                 2007       $10.285      $10.615         0
                                 2008       $10.615      $ 9.238         0
                                 2009       $ 9.238      $10.322         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.683         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.683      $11.541         0
                                 2008       $11.541      $ 6.212         0
                                 2009       $ 6.212      $ 8.743         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.754         0
                                 2007       $10.754      $11.022         0
                                 2008       $11.022      $ 6.750         0
                                 2009       $ 6.750      $ 8.309         0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.814         0
                                 2007       $ 9.814      $11.031         0
                                 2008       $11.031      $ 6.492         0
                                 2009       $ 6.492      $ 8.843         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.675      $13.280         0
                                 2004       $13.280      $14.316         0
                                 2005       $14.316      $14.444         0
                                 2006       $14.444      $16.437         0
                                 2007       $16.437      $15.423         0
                                 2008       $15.423      $ 9.748         0
                                 2009       $ 9.748      $12.024         0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.168         0
                                 2005       $11.168      $11.059         0
                                 2006       $11.059      $12.746         0
                                 2007       $12.746      $12.887         0
                                 2008       $12.887      $ 8.834         0
                                 2009       $ 8.834      $11.675         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.500         0
                                 2005       $10.500      $10.342         0
                                 2006       $10.342      $11.179         0
                                 2007       $11.179      $11.572         0
                                 2008       $11.572      $ 7.384         0
                                 2009       $ 7.384      $ 9.336         0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.794      $15.414         0
                                 2004       $15.414      $16.746         0
                                 2005       $16.746      $17.104         0
                                 2006       $17.104      $18.119         0
                                 2007       $18.119      $19.642         0
                                 2008       $19.642      $11.007         0
                                 2009       $11.007      $15.402         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.014      $14.440         0
                                 2004       $14.440      $17.416         0
                                 2005       $17.416      $18.463         0
                                 2006       $18.463      $21.051         0
                                 2007       $21.051      $20.025         0
                                 2008       $20.025      $13.072         0
                                 2009       $13.072      $16.454         0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.186         0
                                 2005       $10.186      $10.167         0
                                 2006       $10.167      $10.308         0
                                 2007       $10.308      $10.708         0
                                 2008       $10.708      $11.228         0
                                 2009       $11.228      $11.282         0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.947         0
                                 2007       $10.947      $11.932         0
                                 2008       $11.932      $ 8.319         0
                                 2009       $ 8.319      $ 9.999         0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.575      $12.580         0
                                 2004       $12.580      $13.809         0
                                 2005       $13.809      $14.880         0
                                 2006       $14.880      $17.169         0
                                 2007       $17.169      $17.313         0
                                 2008       $17.313      $10.611         0
                                 2009       $10.611      $13.036         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.648      $16.733         0
                                 2004       $16.733      $20.338         0
                                 2005       $20.338      $25.260         0
                                 2006       $25.260      $31.536         0
                                 2007       $31.536      $39.578         0
                                 2008       $39.578      $18.241         0
                                 2009       $18.241      $30.684         0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.354      $13.484         0
                                 2004       $13.484      $15.577         0
                                 2005       $15.577      $16.727         0
                                 2006       $16.727      $19.799         0
                                 2007       $19.799      $22.276         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.276      $12.943         0
                                 2009       $12.943      $17.288         0
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.557      $12.780         0
                                 2004       $12.780      $14.291         0
                                 2005       $14.291      $13.500         0
                                 2006       $13.500      $14.839         0
                                 2007       $14.839      $16.051         0
                                 2008       $16.051      $16.615         0
                                 2009       $16.615      $19.218         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.886         0
                                 2005       $10.886      $11.347         0
                                 2006       $11.347      $12.679         0
                                 2007       $12.679      $13.186         0
                                 2008       $13.186      $ 9.166         0
                                 2009       $ 9.166      $11.254         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.338         0
                                 2005       $10.338      $10.208         0
                                 2006       $10.208      $10.877         0
                                 2007       $10.877      $11.255         0
                                 2008       $11.255      $ 9.046         0
                                 2009       $ 9.046      $11.841         0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.870         0
                                 2005       $10.870      $10.939         0
                                 2006       $10.939      $12.503         0
                                 2007       $12.503      $12.603         0
                                 2008       $12.603      $ 7.809         0
                                 2009       $ 7.809      $ 9.048         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.117         0
                                 2005       $11.117      $11.337         0
                                 2006       $11.337      $11.922         0
                                 2007       $11.922      $14.090         0
                                 2008       $14.090      $ 8.480         0
                                 2009       $ 8.480      $12.029         0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.101         0
                                 2005       $11.101      $11.709         0
                                 2006       $11.709      $12.808         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.808      $12.554         0
                                 2008       $12.554      $ 7.419         0
                                 2009       $ 7.419      $ 9.155         0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.079      $12.985         0
                                 2004       $12.985      $13.895         0
                                 2005       $13.895      $14.040         0
                                 2006       $14.040      $15.170         0
                                 2007       $15.170      $15.298         0
                                 2008       $15.298      $ 8.406         0
                                 2009       $ 8.406      $ 9.962         0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.086         0
                                 2005       $10.086      $10.060         0
                                 2006       $10.060      $10.288         0
                                 2007       $10.288      $10.436         0
                                 2008       $10.436      $ 6.196         0
                                 2009       $ 6.196      $ 6.585         0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.218         0
                                 2004       $12.218      $12.696         0
                                 2005       $12.696      $12.976         0
                                 2006       $12.976      $13.619         0
                                 2007       $13.619      $15.110         0
                                 2008       $15.110      $ 8.002         0
                                 2009       $ 8.002      $11.241         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.056      $14.115         0
                                 2004       $14.115      $16.354         0
                                 2005       $16.354      $18.181         0
                                 2006       $18.181      $20.798         0
                                 2007       $20.798      $21.499         0
                                 2008       $21.499      $12.502         0
                                 2009       $12.502      $16.979         0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.701      $12.850         0
                                 2004       $12.850      $13.617         0
                                 2005       $13.617      $13.538         0
                                 2006       $13.538      $14.413         0
                                 2007       $14.413      $13.979         0
                                 2008       $13.979      $ 2.919         0
                                 2009       $ 2.919      $ 3.583         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.436      $12.528         0
                                 2004       $12.528      $13.327         0
                                 2005       $13.327      $13.735         0
                                 2006       $13.735      $15.363         0
                                 2007       $15.363      $15.592         0
                                 2008       $15.592      $ 9.326         0
                                 2009       $ 9.326      $11.633         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.686      $14.541         0
                                 2004       $14.541      $16.890         0
                                 2005       $16.890      $18.061         0
                                 2006       $18.061      $20.184         0
                                 2007       $20.184      $19.395         0
                                 2008       $19.395      $11.718         0
                                 2009       $11.718      $15.632         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.314      $12.287         0
                                 2004       $12.287      $14.302         0
                                 2005       $14.302      $15.610         0
                                 2006       $15.610      $15.626         0
                                 2007       $15.626      $16.146         0
                                 2008       $16.146      $ 7.991         0
                                 2009       $ 7.991      $10.301         0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.218      $12.035         0
                                 2004       $12.035      $12.719         0
                                 2005       $12.719      $12.704         0
                                 2006       $12.704      $13.278         0
                                 2007       $13.278      $14.175         0
                                 2008       $14.175      $11.814         0
                                 2009       $11.814      $13.633         0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.724      $12.328         0
                                 2004       $12.328      $13.110         0
                                 2005       $13.110      $13.669         0
                                 2006       $13.669      $15.035         0
                                 2007       $15.035      $15.082         0
                                 2008       $15.082      $ 9.801         0
                                 2009       $ 9.801      $12.915         0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.965      $13.392         0
                                 2004       $13.392      $14.502         0
                                 2005       $14.502      $14.874         0
                                 2006       $14.874      $16.804         0
                                 2007       $16.804      $15.386         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.386      $ 9.192         0
                                 2009       $ 9.192      $11.629         0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.207      $11.208         0
                                 2004       $11.208      $11.701         0
                                 2005       $11.701      $12.910         0
                                 2006       $12.910      $12.935         0
                                 2007       $12.935      $12.529         0
                                 2008       $12.529      $10.125         0
                                 2009       $10.125      $12.434         0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.835      $13.233         0
                                 2004       $13.233      $14.257         0
                                 2005       $14.257      $14.326         0
                                 2006       $14.326      $15.432         0
                                 2007       $15.432      $15.458         0
                                 2008       $15.458      $11.138         0
                                 2009       $11.138      $16.303         0
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.329      $10.355         0
                                 2004       $10.355      $10.539         0
                                 2005       $10.539      $10.515         0
                                 2006       $10.515      $10.712         0
                                 2007       $10.712      $10.983         0
                                 2008       $10.983      $ 8.143         0
                                 2009       $ 8.143      $11.639         0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.548      $13.270         0
                                 2004       $13.270      $15.027         0
                                 2005       $15.027      $16.433         0
                                 2006       $16.433      $20.457         0
                                 2007       $20.457      $21.603         0
                                 2008       $21.603      $11.800         0
                                 2009       $11.800      $14.333         0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.664      $12.883         0
                                 2004       $12.883      $14.143         0
                                 2005       $14.143      $14.998         0
                                 2006       $14.998      $16.655         0
                                 2007       $16.655      $15.391         0
                                 2008       $15.391      $ 9.068         0
                                 2009       $ 9.068      $11.561         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.911      $ 9.770         0
                                 2004       $ 9.770      $ 9.585         0
                                 2005       $ 9.585      $ 9.578         0
                                 2006       $ 9.578      $ 9.746         0
                                 2007       $ 9.746      $ 9.952         0
                                 2008       $ 9.952      $ 9.948         0
                                 2009       $ 9.948      $ 9.715         0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.951      $13.383         0
                                 2004       $13.383      $14.388         0
                                 2005       $14.388      $15.426         0
                                 2006       $15.426      $16.322         0
                                 2007       $16.322      $16.818         0
                                 2008       $16.818      $10.039         0
                                 2009       $10.039      $12.929         0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.292      $14.451         0
                                 2004       $14.451      $16.258         0
                                 2005       $16.258      $16.780         0
                                 2006       $16.780      $18.974         0
                                 2007       $18.974      $17.585         0
                                 2008       $17.585      $ 9.467         0
                                 2009       $ 9.467      $ 8.903         0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.813      $12.986         0
                                 2004       $12.986      $13.613         0
                                 2005       $13.613      $13.933         0
                                 2006       $13.933      $15.116         0
                                 2007       $15.116      $14.813         0
                                 2008       $14.813      $ 8.871         0
                                 2009       $ 8.871      $11.515         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.654      $11.982         0
                                 2004       $11.982      $12.636         0
                                 2005       $12.636      $12.808         0
                                 2006       $12.808      $13.972         0
                                 2007       $13.972      $13.745         0
                                 2008       $13.745      $ 7.941         0
                                 2009       $ 7.941      $ 9.722         0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.616      $13.940         0
                                 2004       $13.940      $16.520         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.520      $17.483         0
                                 2006       $17.483      $21.646         0
                                 2007       $21.646      $25.301         0
                                 2008       $25.301      $17.139         0
                                 2009       $17.139      $17.933         0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.770      $13.448         0
                                 2004       $13.448      $15.545         0
                                 2005       $15.545      $16.992         0
                                 2006       $16.992      $17.465         0
                                 2007       $17.465      $17.667         0
                                 2008       $17.667      $ 9.376         0
                                 2009       $ 9.376      $12.678         0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.551      $12.294         0
                                 2004       $12.294      $12.585         0
                                 2005       $12.585      $12.964         0
                                 2006       $12.964      $13.323         0
                                 2007       $13.323      $13.699         0
                                 2008       $13.699      $ 8.407         0
                                 2009       $ 8.407      $13.428         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.058         0
                                 2005       $11.058      $11.976         0
                                 2006       $11.976      $12.247         0
                                 2007       $12.247      $14.035         0
                                 2008       $14.035      $ 7.271         0
                                 2009       $ 7.271      $11.082         0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.270         0
                                 2005       $11.270      $11.436         0
                                 2006       $11.436      $12.935         0
                                 2007       $12.935      $12.311         0
                                 2008       $12.311      $ 7.702         0
                                 2009       $ 7.702      $ 9.639         0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.751      $13.242         0
                                 2004       $13.242      $14.729         0
                                 2005       $14.729      $15.751         0
                                 2006       $15.751      $17.804         0
                                 2007       $17.804      $17.787         0
                                 2008       $17.787      $11.751         0
                                 2009       $11.751      $14.214         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $ 9.800         0
                                 2005       $ 9.800      $ 9.783         0
                                 2006       $ 9.783      $ 9.933         0
                                 2007       $ 9.933      $10.111         0
                                 2008       $10.111      $10.030         0
                                 2009       $10.030      $ 9.785         0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.903      $11.639         0
                                 2004       $11.639      $12.112         0
                                 2005       $12.112      $12.707         0
                                 2006       $12.707      $12.711         0
                                 2007       $12.711      $14.447         0
                                 2008       $14.447      $ 7.164         0
                                 2009       $ 7.164      $11.566         0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.258      $13.757         0
                                 2004       $13.757      $14.759         0
                                 2005       $14.759      $16.131         0
                                 2006       $16.131      $17.421         0
                                 2007       $17.421      $18.062         0
                                 2008       $18.062      $14.966         0
                                 2009       $14.966      $18.978         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.896         0
                                 2005       $10.896      $11.404         0
                                 2006       $11.404      $12.513         0
                                 2007       $12.513      $12.603         0
                                 2008       $12.603      $ 9.497         0
                                 2009       $ 9.497      $11.337         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.694         0
                                 2005       $10.694      $12.060         0
                                 2006       $12.060      $12.237         0
                                 2007       $12.237      $14.537         0
                                 2008       $14.537      $ 7.199         0
                                 2009       $ 7.199      $11.615         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.688         0
                                 2005       $10.668      $12.008         0
                                 2006       $12.008      $12.150         0
                                 2007       $12.150      $14.404         0
                                 2008       $14.404      $ 7.110         0
                                 2009       $ 7.110      $11.444         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $10.990         0
                                 2005       $10.990      $11.995         0
                                 2006       $11.995      $14.206         0
                                 2007       $14.206      $15.197         0
                                 2008       $15.197      $10.524         0
                                 2009       $10.524      $13.290         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.769         0
                                 2007       $ 9.769      $11.672         0
                                 2008       $11.672      $ 6.050         0
                                 2009       $ 6.050      $ 9.278         0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.506         0
                                 2004       $13.506      $15.657         0
                                 2005       $15.657      $17.227         0
                                 2006       $17.227      $18.777         0
                                 2007       $18.777      $18.840         0
                                 2008       $18.840      $10.936         0
                                 2009       $10.936      $15.630         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.233         0
                                 2005       $11.233      $12.297         0
                                 2006       $12.297      $14.466         0
                                 2007       $14.466      $15.202         0
                                 2008       $15.202      $ 8.698         0
                                 2009       $ 8.698      $11.801         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.227         0
                                 2005       $11.227      $12.272         0
                                 2006       $12.272      $14.428         0
                                 2007       $14.428      $15.148         0
                                 2008       $15.148      $ 8.648         0
                                 2009       $ 8.648      $11.728         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.351      $14.389         0
                                 2004       $14.389      $19.082         0
                                 2005       $19.082      $21.714         0
                                 2006       $21.714      $29.137         0
                                 2007       $29.137      $23.489         0
                                 2008       $23.489      $14.179         0
                                 2009       $14.179      $17.756         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $11.929         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, OR THE
           ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION

                          MORTALITY & EXPENSE = 1.75



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.245       4,881
                                 2007       $10.245      $11.784       5,685
                                 2008       $11.784      $ 6.622       4,793
                                 2009       $ 6.622      $ 8.797       4,300
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.437           0
                                 2007       $10.437      $11.095           0
                                 2008       $11.095      $ 8.141           0
                                 2009       $ 8.141      $ 9.896           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.466           0
                                 2007       $10.466      $11.285           0
                                 2008       $11.285      $ 7.436           0
                                 2009       $ 7.436      $ 9.374           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.475           0
                                 2007       $10.475      $11.409           0
                                 2008       $11.409      $ 6.917           0
                                 2009       $ 6.917      $ 8.897           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.327           0
                                 2007       $10.327      $10.725           0
                                 2008       $10.725      $ 9.391           0
                                 2009       $ 9.391      $10.557           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.723           0
                                 2007       $ 9.723      $11.660       3,877
                                 2008       $11.660      $ 6.315       3,269
                                 2009       $ 6.315      $ 8.943           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.798           0
                                 2007       $10.798      $11.136           0
                                 2008       $11.136      $ 6.862           0
                                 2009       $ 6.862      $ 8.499           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.855           0
                                 2007       $ 9.855      $11.145       3,227
                                 2008       $11.145      $ 6.600       2,721
                                 2009       $ 6.600      $ 9.045       2,440
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.845           0
                                 2003       $10.845      $13.368       7,791
                                 2004       $13.368      $14.500       6,299
                                 2005       $14.500      $14.719       6,069
                                 2006       $14.719      $16.853       5,447
                                 2007       $16.853      $15.911       5,508
                                 2008       $15.911      $10.119       5,265
                                 2009       $10.119      $12.558       5,299
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.214         553
                                 2005       $11.214      $11.173       4,354
                                 2006       $11.173      $12.956       2,024
                                 2007       $12.956      $13.180       2,011
                                 2008       $13.180      $ 9.091         540
                                 2009       $ 9.091      $12.088         523
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.516           0
                                 2005       $10.516      $10.422      17,284
                                 2006       $10.422      $11.334      16,084
                                 2007       $11.334      $11.805      15,516
                                 2008       $11.805      $ 7.579      14,870
                                 2009       $ 7.579      $ 9.641      15,683
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.529         798
                                 2003       $11.529      $15.516         662
                                 2004       $15.516      $16.961         642
                                 2005       $16.961      $17.429         617
                                 2006       $17.429      $18.578           0
                                 2007       $18.578      $20.263           0
                                 2008       $20.263      $11.426           0
                                 2009       $11.426      $16.086           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.219         840
                                 2003       $11.219      $14.536       5,316
                                 2004       $14.536      $17.639       3,838
                                 2005       $17.639      $18.814       5,486
                                 2006       $18.814      $21.583       3,981
                                 2007       $21.583      $20.659       3,892
                                 2008       $20.659      $13.569       2,316
                                 2009       $13.569      $17.185       1,141
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.228           0
                                 2005       $10.228      $10.272       4,368
                                 2006       $10.272      $10.477       4,342
                                 2007       $10.477      $10.952       4,321
                                 2008       $10.952      $11.555         655
                                 2009       $11.555      $11.681         652
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.992           0
                                 2007       $10.992      $12.055           0
                                 2008       $12.055      $ 8.457           0
                                 2009       $ 8.457      $10.227           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.319           0
                                 2003       $10.319      $12.663       9,499
                                 2004       $12.663      $13.986       8,319
                                 2005       $13.986      $15.164       6,573
                                 2006       $15.164      $17.603       5,967
                                 2007       $17.603      $17.861       5,879
                                 2008       $17.861      $11.015       1,562
                                 2009       $11.015      $13.614       1,579
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.227           0
                                 2003       $11.227      $16.844           0
                                 2004       $16.844      $20.599         677
                                 2005       $20.599      $25.741       1,436
                                 2006       $25.741      $32.334         917
                                 2007       $32.334      $40.829         864
                                 2008       $40.829      $18.934         605
                                 2009       $18.934      $32.046         259

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.470         865
                                 2003       $10.470      $13.574       3,783
                                 2004       $13.574      $15.777       2,172
                                 2005       $15.777      $17.045      13,069
                                 2006       $17.045      $20.300      10,472
                                 2007       $20.300      $22.981      10,012
                                 2008       $22.981      $13.435       9,019
                                 2009       $13.435      $18.055       7,065
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.715         889
                                 2003       $10.715      $12.865       8,097
                                 2004       $12.865      $14.475      21,000
                                 2005       $14.475      $13.758       2,892
                                 2006       $13.758      $15.214       1,586
                                 2007       $15.214      $16.559       1,482
                                 2008       $16.559      $17.246         427
                                 2009       $17.246      $20.071         340
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.902           0
                                 2005       $10.902      $11.435       5,828
                                 2006       $11.435      $12.855       1,521
                                 2007       $12.855      $13.452       1,514
                                 2008       $13.452      $ 9.409           0
                                 2009       $ 9.409      $11.622           0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.353           0
                                 2005       $10.353      $10.286      18,423
                                 2006       $10.286      $11.028      16,266
                                 2007       $11.028      $11.482      15,740
                                 2008       $11.482      $ 9.285      12,817
                                 2009       $ 9.285      $12.228      13,567
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.886           0
                                 2005       $10.886      $11.022       1,338
                                 2006       $11.022      $12.676       1,332
                                 2007       $12.676      $12.856       1,326
                                 2008       $12.856      $ 8.015           0
                                 2009       $ 8.015      $ 9.345           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.134           0
                                 2005       $11.134      $11.424       4,409
                                 2006       $11.424      $12.087       3,624
                                 2007       $12.087      $14.374       3,440
                                 2008       $14.374      $ 8.704       3,323
                                 2009       $ 8.704      $12.423       2,158

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.117           0
                                 2005       $11.117      $11.799      10,537
                                 2006       $11.799      $12.986       9,184
                                 2007       $12.986      $12.806       8,905
                                 2008       $12.806      $ 7.615       8,237
                                 2009       $ 7.615      $ 9.455       5,399
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.690           0
                                 2003       $10.690      $13.071       6,055
                                 2004       $13.071      $14.073       6,063
                                 2005       $14.073      $14.307       6,069
                                 2006       $14.307      $15.554       5,165
                                 2007       $15.554      $15.782       5,152
                                 2008       $15.782      $ 8.726         467
                                 2009       $ 8.726      $10.405         466
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.101           0
                                 2005       $10.101      $10.137       1,992
                                 2006       $10.137      $10.431         482
                                 2007       $10.431      $10.646         511
                                 2008       $10.646      $ 6.360         494
                                 2009       $ 6.360      $ 6.801         282
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.268           0
                                 2004       $12.268      $12.826         321
                                 2005       $12.826      $13.190       3,428
                                 2006       $13.190      $13.928       2,627
                                 2007       $13.928      $15.549       2,295
                                 2008       $15.549      $ 8.285       2,162
                                 2009       $ 8.285      $11.711       1,873
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.143           0
                                 2003       $10.143      $14.209       3,281
                                 2004       $14.209      $16.564       4,315
                                 2005       $16.564      $18.527       3,243
                                 2006       $18.527      $21.324       2,725
                                 2007       $21.324      $22.179       2,595
                                 2008       $22.179      $12.977       2,161
                                 2009       $12.977      $17.733       1,976

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.655           0
                                 2003       $10.655      $12.935       2,860
                                 2004       $12.935      $13.792       1,720
                                 2005       $13.792      $13.796       2,488
                                 2006       $13.796      $14.777       1,765
                                 2007       $14.777      $14.421       1,777
                                 2008       $14.421      $ 3.030       1,502
                                 2009       $ 3.030      $ 3.742       2,239
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.172           0
                                 2003       $10.172      $12.612       8,952
                                 2004       $12.612      $13.498       8,967
                                 2005       $13.498      $13.997      14,068
                                 2006       $13.997      $15.751      13,142
                                 2007       $15.751      $16.085      11,100
                                 2008       $16.085      $ 9.680       7,197
                                 2009       $ 9.680      $12.150       8,134
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.348           0
                                 2003       $10.348      $14.937       2,654
                                 2004       $14.937      $17.106       2,633
                                 2005       $17.106      $18.405       5,799
                                 2006       $18.405      $20.695       4,819
                                 2007       $20.695      $20.009       4,734
                                 2008       $20.009      $12.163       3,379
                                 2009       $12.163      $16.327       2,543
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.055           0
                                 2003       $10.055      $12.368           0
                                 2004       $12.368      $14.485         185
                                 2005       $14.485      $15.907       2,047
                                 2006       $15.907      $16.021       2,037
                                 2007       $16.021      $16.657       2,028
                                 2008       $16.657      $ 8.295       1,466
                                 2009       $ 8.295      $10.758       1,458
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.545       3,568
                                 2003       $10.545      $12.115      25,517
                                 2004       $12.115      $12.882      23,617
                                 2005       $12.882      $12.946      34,301
                                 2006       $12.946      $13.614      29,809
                                 2007       $13.614      $14.624      26,348
                                 2008       $14.624      $12.263      16,406
                                 2009       $12.263      $14.238      18,530

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.382           0
                                 2003       $10.382      $12.410       1,802
                                 2004       $12.410      $13.278       1,633
                                 2005       $13.278      $13.929       1,263
                                 2006       $13.929      $15.416          32
                                 2007       $15.416      $15.559          32
                                 2008       $15.559      $10.173          32
                                 2009       $10.173      $13.488          31
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.792           0
                                 2003       $10.792      $13.481         383
                                 2004       $13.481      $14.688       1,801
                                 2005       $14.688      $15.157         422
                                 2006       $15.157      $17.229         420
                                 2007       $17.229      $15.872         418
                                 2008       $15.872      $ 9.541         266
                                 2009       $ 9.541      $12.145         114
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.718           0
                                 2003       $ 9.718      $11.282       6,154
                                 2004       $11.282      $11.852       1,451
                                 2005       $11.852      $13.156         831
                                 2006       $13.156      $13.262         795
                                 2007       $13.262      $12.925          58
                                 2008       $12.925      $10.510          58
                                 2009       $10.510      $12.986          57
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.735         886
                                 2003       $10.735      $13.321      13,425
                                 2004       $13.321      $14.440       7,682
                                 2005       $14.440      $14.599       6,829
                                 2006       $14.599      $15.823       5,266
                                 2007       $15.823      $15.948       3,520
                                 2008       $15.948      $11.561       1,276
                                 2009       $11.561      $17.027       1,144
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.179       3,636
                                 2003       $10.179      $10.424      40,083
                                 2004       $10.424      $10.674      32,092
                                 2005       $10.674      $10.715      17,998
                                 2006       $10.715      $10.983      15,064
                                 2007       $10.983      $11.331      10,579
                                 2008       $11.331      $ 8.453       4,539
                                 2009       $ 8.453      $12.156       6,195

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.598         863
                                 2003       $10.598      $13.358       2,334
                                 2004       $13.358      $15.220       2,407
                                 2005       $15.220      $16.746       1,963
                                 2006       $16.746      $20.975       1,658
                                 2007       $20.975      $22.286       1,658
                                 2008       $22.286      $12.248         386
                                 2009       $12.248      $14.969         192
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.401       2,573
                                 2003       $10.401      $12.968       3,014
                                 2004       $12.968      $14.324       2,910
                                 2005       $14.324      $15.284       5,388
                                 2006       $15.284      $17.076       2,662
                                 2007       $17.076      $15.878       2,651
                                 2008       $15.878      $ 9.412       2,638
                                 2009       $ 9.412      $12.075           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.979           0
                                 2003       $ 9.979      $ 9.835      10,838
                                 2004       $ 9.835      $ 9.708       5,617
                                 2005       $ 9.708      $ 9.761      11,200
                                 2006       $ 9.761      $ 9.993       9,133
                                 2007       $ 9.993      $10.266       8,742
                                 2008       $10.266      $10.326       5,186
                                 2009       $10.326      $10.147       8,331
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.373           0
                                 2003       $10.373      $13.472      27,579
                                 2004       $13.472      $14.572      20,582
                                 2005       $14.572      $15.720      10,085
                                 2006       $15.720      $16.735       6,553
                                 2007       $16.735      $17.350       2,806
                                 2008       $17.350      $10.421         222
                                 2009       $10.421      $13.503         122
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.198           0
                                 2003       $11.198      $14.547       4,250
                                 2004       $14.547      $16.466       4,298
                                 2005       $16.466      $17.099       5,522
                                 2006       $17.099      $19.453       5,329
                                 2007       $19.453      $18.141       5,355
                                 2008       $18.141      $ 9.827       1,812
                                 2009       $ 9.827      $ 9.248           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.636           0
                                 2003       $10.636      $13.072           0
                                 2004       $13.072      $13.787           0
                                 2005       $13.787      $14.198           0
                                 2006       $14.198      $15.499           0
                                 2007       $15.499      $15.281           0
                                 2008       $15.281      $ 9.209           0
                                 2009       $ 9.209      $12.027           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.509           0
                                 2003       $10.509      $12.061       2,617
                                 2004       $12.061      $12.798       2,336
                                 2005       $12.798      $13.052       2,745
                                 2006       $13.052      $14.326       2,748
                                 2007       $14.326      $14.180       2,774
                                 2008       $14.180      $ 8.242       3,116
                                 2009       $ 8.242      $10.154       3,205
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.464           0
                                 2003       $11.464      $14.032          65
                                 2004       $14.032      $16.732          74
                                 2005       $16.732      $17.815          18
                                 2006       $17.815      $22.194          16
                                 2007       $22.194      $26.101           0
                                 2008       $26.101      $17.790           0
                                 2009       $17.790      $18.729           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.367           0
                                 2003       $10.367      $13.537       1,783
                                 2004       $13.537      $15.745      11,404
                                 2005       $15.745      $17.316       8,543
                                 2006       $17.316      $17.907       4,795
                                 2007       $17.907      $18.226       2,564
                                 2008       $18.226      $ 9.732           0
                                 2009       $ 9.732      $13.241           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.103           0
                                 2003       $10.103      $12.376      36,300
                                 2004       $12.376      $12.746      30,271
                                 2005       $12.746      $13.211      21,299
                                 2006       $13.211      $13.660      14,081
                                 2007       $13.660      $14.133      13,650
                                 2008       $14.133      $ 8.726       7,158
                                 2009       $ 8.726      $14.025       8,155

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.103       1,750
                                 2005       $11.103      $12.099       1,467
                                 2006       $12.099      $12.449       1,622
                                 2007       $12.449      $14.354       1,370
                                 2008       $14.354      $ 7.483         717
                                 2009       $ 7.483      $11.474         591
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.316       1,474
                                 2005       $11.316      $11.554      13,477
                                 2006       $11.554      $13.148      12,318
                                 2007       $13.148      $12.591      12,129
                                 2008       $12.591      $ 7.926      11,883
                                 2009       $ 7.926      $ 9.981      11,568
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.647       2,580
                                 2003       $10.647      $13.330       9,866
                                 2004       $13.330      $14.917      11,977
                                 2005       $14.917      $16.051      19,029
                                 2006       $16.051      $18.254      16,442
                                 2007       $18.254      $18.350      14,007
                                 2008       $18.350      $12.198      10,378
                                 2009       $12.198      $14.845       7,644
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.860           0
                                 2005       $ 9.860      $ 9.904       1,015
                                 2006       $ 9.904      $10.117       1,010
                                 2007       $10.117      $10.362       1,006
                                 2008       $10.362      $10.343           0
                                 2009       $10.343      $10.150           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.405           0
                                 2003       $ 9.405      $11.716      13,186
                                 2004       $11.716      $12.268       4,412
                                 2005       $12.268      $12.949       1,634
                                 2006       $12.949      $13.032       1,596
                                 2007       $13.032      $14.905         394
                                 2008       $14.905      $ 7.437         323
                                 2009       $ 7.437      $12.080         275

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.053           0
                                 2003       $11.053      $13.848       2,112
                                 2004       $13.848      $14.948       2,516
                                 2005       $14.948      $16.438       2,480
                                 2006       $16.438      $17.862       2,428
                                 2007       $17.862      $18.633         377
                                 2008       $18.633      $15.535         312
                                 2009       $15.535      $19.821         320
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.941           0
                                 2005       $10.941      $11.521           0
                                 2006       $11.521      $12.719           0
                                 2007       $12.719      $12.890           0
                                 2008       $12.890      $ 9.773           0
                                 2009       $ 9.773      $11.738           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.738       1,157
                                 2005       $10.738      $12.184       1,075
                                 2006       $12.184      $12.439         371
                                 2007       $12.439      $14.868         330
                                 2008       $14.868      $ 7.408           0
                                 2009       $ 7.408      $12.027           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.712           0
                                 2005       $10.712      $12.131           0
                                 2006       $12.131      $12.350           0
                                 2007       $12.350      $14.732           0
                                 2008       $14.732      $ 7.317           0
                                 2009       $ 7.317      $11.850           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.058           0
                                 2005       $11.058      $12.143       4,527
                                 2006       $12.143      $14.469       1,663
                                 2007       $14.469      $15.575       1,596
                                 2008       $15.575      $10.852       1,523
                                 2009       $10.852      $13.788       1,424
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.809         705
                                 2007       $ 9.809      $11.793         634
                                 2008       $11.793      $ 6.150         712
                                 2009       $ 6.150      $ 9.490         276

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.561           0
                                 2004       $13.561      $15.818         171
                                 2005       $15.818      $17.510           0
                                 2006       $17.510      $19.204           0
                                 2007       $19.204      $19.387           0
                                 2008       $19.387      $11.323           0
                                 2009       $11.323      $16.283           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.280       2,324
                                 2005       $11.280      $12.423       1,692
                                 2006       $12.423      $14.704       1,012
                                 2007       $14.704      $15.548         941
                                 2008       $15.548      $ 8.951         231
                                 2009       $ 8.951      $12.219         212
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.273           0
                                 2005       $11.273      $12.398       1,653
                                 2006       $12.398      $14.665       1,817
                                 2007       $14.665      $15.493       1,814
                                 2008       $15.493      $ 8.899       1,811
                                 2009       $ 8.899      $12.144          78
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.695           0
                                 2003       $10.695      $14.484       7,400
                                 2004       $14.484      $19.327       6,675
                                 2005       $19.327      $22.128       6,986
                                 2006       $22.128      $29.874       5,946
                                 2007       $29.874      $24.232       6,009
                                 2008       $24.232      $14.718       4,853
                                 2009       $14.718      $18.545       3,883
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.458       2,304



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.8



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.242       3,204
                                 2007       $10.242      $11.774       3,461
                                 2008       $11.774      $ 6.613       3,373
                                 2009       $ 6.613      $ 8.780       5,348
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.433           0
                                 2007       $10.433      $11.085       1,208
                                 2008       $11.085      $ 8.130       1,206
                                 2009       $ 8.130      $ 9.877           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.463           0
                                 2007       $10.463      $11.275           0
                                 2008       $11.275      $ 7.426           0
                                 2009       $ 7.426      $ 9.356           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.472           0
                                 2007       $10.472      $11.399           0
                                 2008       $11.399      $ 6.907           0
                                 2009       $ 6.907      $ 8.881           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.324           0
                                 2007       $10.324      $10.716           0
                                 2008       $10.716      $ 9.378           0
                                 2009       $ 9.378      $10.537           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.720           0
                                 2007       $ 9.720      $11.650         747
                                 2008       $11.650      $ 6.306         747
                                 2009       $ 6.306      $ 8.926         746
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.794           0
                                 2007       $10.794      $11.126           0
                                 2008       $11.126      $ 6.853         337
                                 2009       $ 6.853      $ 8.483         254
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.852           0
                                 2007       $ 9.852      $11.135       1,341
                                 2008       $11.135      $ 6.591       1,028
                                 2009       $ 6.591      $ 9.028       1,044
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.701      $13.363      13,429
                                 2004       $13.363      $14.487      23,919
                                 2005       $14.487      $14.699      26,656
                                 2006       $14.699      $16.821      23,133
                                 2007       $16.821      $15.874      13,494
                                 2008       $15.874      $10.090      13,281
                                 2009       $10.090      $12.515      10,199
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.210      34,895
                                 2005       $11.210      $11.164      54,544
                                 2006       $11.164      $12.938      78,758
                                 2007       $12.938      $13.155      69,306
                                 2008       $13.155      $ 9.070      49,118
                                 2009       $ 9.070      $12.054      42,645
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.515           0
                                 2005       $10.515      $10.415       6,788
                                 2006       $10.415      $11.321      14,996
                                 2007       $11.321      $11.786      22,996
                                 2008       $11.786      $ 7.562      14,804
                                 2009       $ 7.562      $ 9.616      12,933
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.824      $15.511           0
                                 2004       $15.511      $16.947           0
                                 2005       $16.947      $17.406           0
                                 2006       $17.406      $18.543           0
                                 2007       $18.543      $20.215           0
                                 2008       $20.215      $11.393           0
                                 2009       $11.393      $16.031           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.042      $14.531       4,877
                                 2004       $14.531      $17.624       7,098
                                 2005       $17.624      $18.789      10,240
                                 2006       $18.789      $21.543       8,967
                                 2007       $21.543      $20.610       9,265
                                 2008       $20.610      $13.530       7,475
                                 2009       $13.530      $17.127       7,454
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.225       8,245
                                 2005       $10.225      $10.263      11,552
                                 2006       $10.263      $10.463      11,777
                                 2007       $10.463      $10.931      11,176
                                 2008       $10.931      $11.527      25,377
                                 2009       $11.527      $11.647      36,735
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.989       5,078
                                 2007       $10.989      $12.045       7,573
                                 2008       $12.045      $ 8.446       4,015
                                 2009       $ 8.446      $10.208       5,860
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.602      $12.659      12,790
                                 2004       $12.659      $13.975      39,079
                                 2005       $13.975      $15.143      39,957
                                 2006       $15.143      $17.571      44,665
                                 2007       $17.571      $17.818      47,069
                                 2008       $17.818      $10.983      26,197
                                 2009       $10.983      $13.568      24,220
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.678      $16.838         498
                                 2004       $16.838      $20.581       1,232
                                 2005       $20.581      $25.706       1,200
                                 2006       $25.706      $32.273       3,285
                                 2007       $32.273      $40.732       3,763
                                 2008       $40.732      $18.880       3,445
                                 2009       $18.880      $31.937       2,331
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.380      $13.569       9,774
                                 2004       $13.569      $15.763      21,481
                                 2005       $15.763      $17.022      21,688
                                 2006       $17.022      $20.262      24,787
                                 2007       $20.262      $22.926      24,647
                                 2008       $22.926      $13.396      15,074
                                 2009       $13.396      $17.994      10,646

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.586      $12.861           0
                                 2004       $12.861      $14.462           0
                                 2005       $14.462      $13.739           0
                                 2006       $13.739      $15.186           0
                                 2007       $15.186      $16.520           0
                                 2008       $16.520      $17.196           0
                                 2009       $17.196      $20.003           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.901           0
                                 2005       $10.901      $11.427       8,747
                                 2006       $11.427      $12.840      11,635
                                 2007       $12.840      $13.429       8,536
                                 2008       $13.429      $ 9.388       7,263
                                 2009       $ 9.388      $11.591       3,618
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.352      10,992
                                 2005       $10.352      $10.279       8,049
                                 2006       $10.279      $11.015       9,999
                                 2007       $11.015      $11.463       9,841
                                 2008       $11.463      $ 9.265       9,311
                                 2009       $ 9.265      $12.196       9,490
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.885       2,342
                                 2005       $10.885      $11.015      12,128
                                 2006       $11.015      $12.662      15,410
                                 2007       $12.662      $12.835      17,301
                                 2008       $12.835      $ 7.998      16,008
                                 2009       $ 7.998      $ 9.320      14,438
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.133       1,899
                                 2005       $11.133      $11.417       1,252
                                 2006       $11.417      $12.073       3,522
                                 2007       $12.073      $14.350       3,525
                                 2008       $14.350      $ 8.685       2,231
                                 2009       $ 8.685      $12.390       2,144
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.116           0
                                 2005       $11.116      $11.791      14,451
                                 2006       $11.791      $12.971      18,926

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.971      $12.785      19,789
                                 2008       $12.785      $ 7.599      16,315
                                 2009       $ 7.599      $ 9.430      12,857
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.107      $13.067         383
                                 2004       $13.067      $14.061       2,669
                                 2005       $14.061      $14.288       4,276
                                 2006       $14.288      $15.525      14,679
                                 2007       $15.525      $15.745       4,615
                                 2008       $15.745      $ 8.701       4,477
                                 2009       $ 8.701      $10.369       4,421
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.100           0
                                 2005       $10.100      $10.130       4,975
                                 2006       $10.130      $10.419       7,029
                                 2007       $10.419      $10.628       8,891
                                 2008       $10.628      $ 6.346       9,788
                                 2009       $ 6.346      $ 6.783       6,458
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.264      11,569
                                 2004       $12.264      $12.815      32,900
                                 2005       $12.815      $13.172      42,568
                                 2006       $13.172      $13.902      27,190
                                 2007       $13.902      $15.512      25,341
                                 2008       $15.512      $ 8.261      22,420
                                 2009       $ 8.261      $11.671      21,278
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.082      $14.204       1,054
                                 2004       $14.204      $16.550       7,506
                                 2005       $16.550      $18.502       6,736
                                 2006       $18.502      $21.284       6,451
                                 2007       $21.284      $22.126       6,483
                                 2008       $22.126      $12.939       5,579
                                 2009       $12.939      $17.673       5,481
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.731      $12.930       6,445
                                 2004       $12.930      $13.780      21,577
                                 2005       $13.780      $13.777      23,460
                                 2006       $13.777      $14.750      16,166
                                 2007       $14.750      $14.387      16,868
                                 2008       $14.387      $ 3.021      17,693
                                 2009       $ 3.021      $ 3.729      17,581

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.463      $12.607       4,689
                                 2004       $12.607      $13.486      50,350
                                 2005       $13.486      $13.977      56,760
                                 2006       $13.977      $15.722      55,495
                                 2007       $15.722      $16.047      19,774
                                 2008       $16.047      $ 9.652      17,859
                                 2009       $ 9.652      $12.109      16,715
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.713      $14.632       4,994
                                 2004       $14.632      $17.092      19,437
                                 2005       $17.092      $18.380      20,427
                                 2006       $18.380      $20.656      20,031
                                 2007       $20.656      $19.961       9,745
                                 2008       $19.961      $12.128       7,120
                                 2009       $12.128      $16.271       6,658
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.340      $12.364       3,318
                                 2004       $12.364      $14.473       6,909
                                 2005       $14.473      $15.886       6,157
                                 2006       $15.886      $15.991       6,272
                                 2007       $15.991      $16.617       6,129
                                 2008       $16.617      $ 8.271       5,990
                                 2009       $ 8.271      $10.722       5,444
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.246      $12.111      14,022
                                 2004       $12.111      $12.871      88,223
                                 2005       $12.871      $12.929      74,238
                                 2006       $12.929      $13.589      82,707
                                 2007       $13.589      $14.589      36,810
                                 2008       $14.589      $12.227      37,134
                                 2009       $12.227      $14.190      32,847
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.751      $12.406       2,770
                                 2004       $12.406      $13.267         682
                                 2005       $13.267      $13.910       6,392
                                 2006       $13.910      $15.387      15,900
                                 2007       $15.387      $15.522      12,456
                                 2008       $15.522      $10.144      10,733
                                 2009       $10.144      $13.442      10,515
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.992      $13.476      11,395
                                 2004       $13.476      $14.675      20,919
                                 2005       $14.675      $15.136      24,886
                                 2006       $15.136      $17.196      52,294
                                 2007       $17.196      $15.835      38,371
                                 2008       $15.835      $ 9.514      22,441
                                 2009       $ 9.514      $12.104      19,715

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.233      $11.278       1,360
                                 2004       $11.278      $11.824       1,505
                                 2005       $11.842      $13.138       1,161
                                 2006       $13.138      $13.237       1,178
                                 2007       $13.237      $12.895         267
                                 2008       $12.895      $10.480         266
                                 2009       $10.480      $12.942         264
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.864      $13.316      28,804
                                 2004       $13.316      $14.427      39,463
                                 2005       $14.427      $14.579      19,564
                                 2006       $14.579      $15.793      23,113
                                 2007       $15.793      $15.910      13,988
                                 2008       $15.910      $11.528       5,824
                                 2009       $11.528      $16.969       5,174
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.355      $10.420      25,733
                                 2004       $10.420      $10.665      71,620
                                 2005       $10.665      $10.700      66,840
                                 2006       $10.700      $10.962      98,943
                                 2007       $10.962      $11.304      48,140
                                 2008       $11.304      $ 8.428      19,124
                                 2009       $ 8.428      $12.115      25,578
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.574      $13.353      11,348
                                 2004       $13.353      $15.207          18
                                 2005       $15.207      $16.724      12,843
                                 2006       $16.724      $20.935      15,309
                                 2007       $20.935      $22.233      14,793
                                 2008       $22.233      $12.213       8,644
                                 2009       $12.213      $14.918       8,229
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.691      $12.964       2,761
                                 2004       $12.964      $14.312       5,738
                                 2005       $14.312      $15.263       7,194
                                 2006       $15.263      $17.045      22,375
                                 2007       $17.045      $15.841      12,134
                                 2008       $15.841      $ 9.385       7,834
                                 2009       $ 9.385      $12.034       6,793

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.936      $ 9.832      75,893
                                 2004       $ 9.832      $ 9.699      89,195
                                 2005       $ 9.699      $ 9.748      83,543
                                 2006       $ 9.748      $ 9.974      79,677
                                 2007       $ 9.974      $10.242      25,064
                                 2008       $10.242      $10.296      23,399
                                 2009       $10.296      $10.112      23,755
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.978      $13.467      10,990
                                 2004       $13.467      $14.560      11,602
                                 2005       $14.560      $15.698       6,151
                                 2006       $15.698      $16.704         771
                                 2007       $16.704      $17.309           0
                                 2008       $17.309      $10.391           0
                                 2009       $10.391      $13.457           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.320      $14.542       5,886
                                 2004       $14.542      $16.452      29,540
                                 2005       $16.452      $17.076      33,871
                                 2006       $17.076      $19.417      31,054
                                 2007       $19.417      $18.098       9,686
                                 2008       $18.098      $ 9.798       8,408
                                 2009       $ 9.798      $ 9.221           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.840      $13.067       6,158
                                 2004       $13.067      $13.776       6,581
                                 2005       $13.776      $14.179       5,774
                                 2006       $14.179      $15.470       3,309
                                 2007       $15.470      $15.245       3,298
                                 2008       $15.245      $ 9.182       2,933
                                 2009       $ 9.182      $11.986       2,906
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.681      $12.057       5,840
                                 2004       $12.057      $12.787      20,321
                                 2005       $12.787      $13.035      21,081
                                 2006       $13.035      $14.299      21,721
                                 2007       $14.299      $14.147      24,341
                                 2008       $14.147      $ 8.219      10,588
                                 2009       $ 8.219      $10.119       9,516

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.645      $14.027       6,578
                                 2004       $14.027      $16.718       8,606
                                 2005       $16.718      $17.791       7,763
                                 2006       $17.791      $22.152       4,229
                                 2007       $22.152      $26.039       3,217
                                 2008       $26.039      $17.739         795
                                 2009       $17.739      $18.665         372
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.797      $13.532       3,734
                                 2004       $13.532      $15.731      10,137
                                 2005       $15.731      $17.292      12,080
                                 2006       $17.292      $17.873       8,564
                                 2007       $17.873      $18.183       5,418
                                 2008       $18.183      $ 9.704       5,434
                                 2009       $ 9.704      $13.196         939
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.577      $12.371      12,045
                                 2004       $12.371      $12.735      30,332
                                 2005       $12.735      $13.193      30,606
                                 2006       $13.193      $13.634      22,361
                                 2007       $13.634      $14.099      20,262
                                 2008       $14.099      $ 8.701      12,506
                                 2009       $ 8.701      $13.977       9,769
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.100       2,111
                                 2005       $11.100      $12.088       5,482
                                 2006       $12.088      $12.432       5,012
                                 2007       $12.432      $14.327       2,724
                                 2008       $14.327      $ 7.465       2,833
                                 2009       $ 7.465      $11.441       2,710
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.312       1,259
                                 2005       $11.312      $11.544      25,649
                                 2006       $11.544      $13.130      29,487
                                 2007       $13.130      $12.568      27,612
                                 2008       $12.568      $ 7.907      27,071
                                 2009       $ 7.907      $ 9.952      25,761
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.778      $13.326      22,861
                                 2004       $13.326      $14.905      46,028
                                 2005       $14.905      $16.029      46,995
                                 2006       $16.029      $18.220      38,312
                                 2007       $18.220      $18.306      36,924
                                 2008       $18.306      $12.163      16,054
                                 2009       $12.163      $14.794      15,716

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.855       8,235
                                 2005       $ 9.855      $ 9.894       5,869
                                 2006       $ 9.894      $10.102       4,942
                                 2007       $10.102      $10.341       4,597
                                 2008       $10.341      $10.317       6,991
                                 2009       $10.317      $10.119           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.928      $11.712       8,034
                                 2004       $11.712      $12.257      12,310
                                 2005       $12.257      $12.932      15,418
                                 2006       $12.932      $13.008      10,921
                                 2007       $13.008      $14.869       9,585
                                 2008       $14.869      $ 7.415       9,289
                                 2009       $ 7.415      $12.039       8,693
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.289      $13.844       1,991
                                 2004       $13.844      $14.936       3,012
                                 2005       $14.936      $16.416       3,739
                                 2006       $16.416      $17.828       4,844
                                 2007       $17.828      $18.589       4,751
                                 2008       $18.589      $15.490       3,838
                                 2009       $15.490      $19.753       3,675
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.937         180
                                 2005       $10.937      $11.511       2,586
                                 2006       $11.511      $12.702       6,746
                                 2007       $12.702      $12.866       7,502
                                 2008       $12.866      $ 9.750       6,906
                                 2009       $ 9.750      $11.705       4,427
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.734       4,263
                                 2005       $10.734      $12.174       3,837
                                 2006       $12.174      $12.422       3,936
                                 2007       $12.422      $14.840       3,418
                                 2008       $14.840      $ 7.390       4,165
                                 2009       $ 7.390      $11.992       3,511
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.709           0
                                 2005       $10.709      $12.121           0
                                 2006       $12.121      $12.333           0
                                 2007       $12.333      $14.705         110
                                 2008       $14.705      $ 7.300         110
                                 2009       $ 7.300      $11.816         110

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.052       1,297
                                 2005       $11.052      $12.131       9,050
                                 2006       $12.131      $14.447      10,213
                                 2007       $14.447      $15.543      10,342
                                 2008       $15.543      $10.825      10,339
                                 2009       $10.825      $13.746       7,574
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.806       3,214
                                 2007       $ 9.806      $11.783       4,159
                                 2008       $11.783      $ 6.142       3,584
                                 2009       $ 6.142      $ 9.473       4,586
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.556         373
                                 2004       $13.556      $15.804       1,565
                                 2005       $15.804      $17.487       2,938
                                 2006       $17.487      $19.168       2,880
                                 2007       $19.168      $19.341       2,885
                                 2008       $19.341      $11.291       3,076
                                 2009       $11.291      $16.228       3,283
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.276      26,031
                                 2005       $11.276      $12.412      22,882
                                 2006       $12.412      $14.684      21,964
                                 2007       $14.684      $15.519      21,733
                                 2008       $15.519      $ 8.930       4,418
                                 2009       $ 8.930      $12.184       3,198
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.269       4,287
                                 2005       $11.269      $12.387       4,070
                                 2006       $12.387      $14.645       4,178
                                 2007       $14.645      $15.464       4,814
                                 2008       $15.464      $ 8.878       4,029
                                 2009       $ 8.878      $12.109       3,218
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.379      $14.479       5,758
                                 2004       $14.479      $19.310      14,641
                                 2005       $19.310      $22.098      15,448
                                 2006       $22.098      $29.818      16,730
                                 2007       $29.818      $24.174      16,898
                                 2008       $24.174      $14.676       6,298
                                 2009       $14.676      $18.482       4,460

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.416       7,511



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.85



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.238         0
                                 2007       $10.238      $11.764         0
                                 2008       $11.764      $ 6.604         0
                                 2009       $ 6.604      $ 8.764         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.429         0
                                 2007       $10.429      $11.076         0
                                 2008       $11.076      $ 8.119         0
                                 2009       $ 8.119      $ 9.859         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.459         0
                                 2007       $10.459      $11.266         0
                                 2008       $11.266      $ 7.416         0
                                 2009       $ 7.416      $ 9.338         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.468         0
                                 2007       $10.468      $11.389         0
                                 2008       $11.389      $ 6.898         0
                                 2009       $ 6.898      $ 8.864         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.320         0
                                 2007       $10.320      $10.707         0
                                 2008       $10.707      $ 9.366         0
                                 2009       $ 9.366      $10.518         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.716         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.716      $11.640           0
                                 2008       $11.640      $ 6.297           0
                                 2009       $ 6.297      $ 8.909           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.791           0
                                 2007       $10.791      $11.117           0
                                 2008       $11.117      $ 6.843           0
                                 2009       $ 6.843      $ 8.467           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.848           0
                                 2007       $ 9.848      $11.126           0
                                 2008       $11.126      $ 6.582           0
                                 2009       $ 6.582      $ 9.011           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.843           0
                                 2003       $10.843      $13.351           0
                                 2004       $13.351      $14.467           0
                                 2005       $14.467      $14.671           0
                                 2006       $14.671      $16.781           0
                                 2007       $16.781      $15.827           0
                                 2008       $15.827      $10.055           0
                                 2009       $10.055      $12.465           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.206           0
                                 2005       $11.206      $11.154           0
                                 2006       $11.154      $12.920           0
                                 2007       $12.920      $13.131           0
                                 2008       $13.131      $ 9.048           0
                                 2009       $ 9.048      $12.019           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.513           0
                                 2005       $10.513      $10.409       2,454
                                 2006       $10.409      $11.308       2,445
                                 2007       $11.308      $11.766       2,425
                                 2008       $11.766      $ 7.546       2,454
                                 2009       $ 7.546      $ 9.590       2,431
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.526           0
                                 2003       $11.526      $15.497           0
                                 2004       $15.497      $16.923           0
                                 2005       $16.923      $17.372           0
                                 2006       $17.372      $18.498           0
                                 2007       $18.498      $20.156           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $20.156      $11.353           0
                                 2009       $11.353      $15.968           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.217           0
                                 2003       $11.217      $14.518           0
                                 2004       $14.518      $17.599           0
                                 2005       $17.599      $18.753         165
                                 2006       $18.753      $21.491         156
                                 2007       $21.491      $20.549         167
                                 2008       $20.549      $13.483         176
                                 2009       $13.483      $17.059         170
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.221           0
                                 2005       $10.221      $10.254         927
                                 2006       $10.254      $10.449         923
                                 2007       $10.449      $10.911         919
                                 2008       $10.911      $11.500         914
                                 2009       $11.500      $11.614         909
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.985           0
                                 2007       $10.985      $12.034           0
                                 2008       $12.034      $ 8.434           0
                                 2009       $ 8.434      $10.189           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.317           0
                                 2003       $10.317      $12.648       6,786
                                 2004       $12.648      $13.955       6,748
                                 2005       $13.955      $15.114       6,711
                                 2006       $15.114      $17.528       6,674
                                 2007       $17.528      $17.766       6,638
                                 2008       $17.766      $10.945       6,598
                                 2009       $10.945      $13.515       6,538
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.225           0
                                 2003       $11.225      $16.823       2,937
                                 2004       $16.823      $20.552       2,921
                                 2005       $20.552      $25.657       2,905
                                 2006       $25.657      $32.195       2,889
                                 2007       $32.195      $40.613       2,873
                                 2008       $40.613      $18.815       2,856
                                 2009       $18.815      $31.811       2,830

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.467           0
                                 2003       $10.467      $13.557           0
                                 2004       $13.557      $15.741           0
                                 2005       $15.741      $16.989         182
                                 2006       $16.989      $20.213         166
                                 2007       $20.213      $22.859         150
                                 2008       $22.859      $13.350         174
                                 2009       $13.350      $17.922         165
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.713           0
                                 2003       $10.713      $12.849           0
                                 2004       $12.849      $14.442           0
                                 2005       $14.442      $13.713           0
                                 2006       $13.713      $15.149           0
                                 2007       $15.149      $16.471           0
                                 2008       $16.471      $17.137           0
                                 2009       $17.137      $19.924           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.899           0
                                 2005       $10.899      $11.420       1,724
                                 2006       $11.420      $12.826       1,716
                                 2007       $12.826      $13.407       1,709
                                 2008       $13.407      $ 9.368       1,699
                                 2009       $ 9.368      $11.560       1,690
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.351           0
                                 2005       $10.351      $10.273         301
                                 2006       $10.273      $11.003         305
                                 2007       $11.003      $11.444         299
                                 2008       $11.444      $ 9.244         251
                                 2009       $ 9.244      $12.163         242
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.884           0
                                 2005       $10.884      $11.008           0
                                 2006       $11.008      $12.647           0
                                 2007       $12.647      $12.814           0
                                 2008       $12.814      $ 7.980           0
                                 2009       $ 7.980      $ 9.295           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.132           0
                                 2005       $11.132      $11.409           0
                                 2006       $11.409      $12.060           0
                                 2007       $12.060      $14.326           0
                                 2008       $14.326      $ 8.666           0
                                 2009       $ 8.666      $12.357           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.115           0
                                 2005       $11.115      $11.784         680
                                 2006       $11.784      $12.956         675
                                 2007       $12.956      $12.764         683
                                 2008       $12.764      $ 7.582         725
                                 2009       $ 7.582      $ 9.405         719
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.688           0
                                 2003       $10.688      $13.055       3,235
                                 2004       $13.055      $14.041       3,217
                                 2005       $14.041      $14.261       3,199
                                 2006       $14.261      $15.487       3,182
                                 2007       $15.487      $15.699       3,164
                                 2008       $15.699      $ 8.671       3,145
                                 2009       $ 8.671      $10.328       3,117
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.099           0
                                 2005       $10.099      $10.124         938
                                 2006       $10.124      $10.407         934
                                 2007       $10.407      $10.611         930
                                 2008       $10.611      $ 6.333         924
                                 2009       $ 6.333      $ 6.765         920
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.260       3,513
                                 2004       $12.260      $12.805       3,493
                                 2005       $12.805      $13.154       3,709
                                 2006       $13.154      $13.876       3,697
                                 2007       $13.876      $15.475       3,657
                                 2008       $15.475      $ 8.237       3,700
                                 2009       $ 8.237      $11.632       3,635
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.140           0
                                 2003       $10.140      $14.191           0
                                 2004       $14.191      $16.526           0
                                 2005       $16.526      $18.467           0
                                 2006       $18.467      $21.232           0
                                 2007       $21.232      $22.062           0
                                 2008       $22.062      $12.895           0
                                 2009       $12.895      $17.603           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.653           0
                                 2003       $10.653      $12.919           0
                                 2004       $12.919      $13.760           0
                                 2005       $13.760      $13.751           0
                                 2006       $13.751      $14.714           0
                                 2007       $14.714      $14.345           0
                                 2008       $14.345      $ 3.011           0
                                 2009       $ 3.011      $ 3.715           0
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.169           0
                                 2003       $10.169      $12.596           0
                                 2004       $12.596      $13.467           0
                                 2005       $13.467      $13.951         665
                                 2006       $13.951      $15.684         643
                                 2007       $15.684      $16.000         642
                                 2008       $16.000      $ 9.619         734
                                 2009       $ 9.619      $12.061         725
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.346           0
                                 2003       $10.346      $14.619       3,113
                                 2004       $14.619      $17.068       3,096
                                 2005       $17.068      $18.345       3,248
                                 2006       $18.345      $20.606       3,225
                                 2007       $20.606      $19.903       3,218
                                 2008       $19.903      $12.087       3,226
                                 2009       $12.087      $16.207       3,179
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.053           0
                                 2003       $10.053      $12.353           0
                                 2004       $12.353      $14.452           0
                                 2005       $14.452      $15.855           0
                                 2006       $15.855      $15.952           0
                                 2007       $15.952      $16.568           0
                                 2008       $16.568      $ 8.243           0
                                 2009       $ 8.243      $10.679           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.543           0
                                 2003       $10.543      $12.100           0
                                 2004       $12.100      $12.853           0
                                 2005       $12.853      $12.904         480
                                 2006       $12.904      $13.556         496
                                 2007       $13.556      $14.546         471
                                 2008       $14.546      $12.185         380
                                 2009       $12.185      $14.134         416

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.380           0
                                 2003       $10.380      $12.395           0
                                 2004       $12.395      $13.248           0
                                 2005       $13.248      $13.883         698
                                 2006       $13.883      $15.350         695
                                 2007       $15.350      $15.477         692
                                 2008       $15.477      $10.109         688
                                 2009       $10.109      $13.389         685
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.790           0
                                 2003       $10.790      $13.464         629
                                 2004       $13.464      $14.655         626
                                 2005       $14.655      $15.107         622
                                 2006       $15.107      $17.155         619
                                 2007       $17.155      $15.788         616
                                 2008       $15.788      $ 9.481         610
                                 2009       $ 9.481      $12.056         606
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.716           0
                                 2003       $ 9.716      $11.268       3,556
                                 2004       $11.268      $11.825       3,536
                                 2005       $11.825      $13.113       3,517
                                 2006       $13.113      $13.205       3,497
                                 2007       $13.205      $12.857       3,478
                                 2008       $12.857      $10.444       3,458
                                 2009       $10.444      $12.891       3,426
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.733           0
                                 2003       $10.733      $13.304         926
                                 2004       $13.304      $14.407         921
                                 2005       $14.407      $14.551       1,243
                                 2006       $14.551      $15.755       1,236
                                 2007       $15.755      $15.863       1,230
                                 2008       $15.863      $11.488       1,220
                                 2009       $11.488      $16.902       1,212
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.177           0
                                 2003       $10.177      $10.411       4,060
                                 2004       $10.411      $10.650       4,037
                                 2005       $10.650      $10.680       4,593
                                 2006       $10.680      $10.936       4,604
                                 2007       $10.936      $11.271       1,739
                                 2008       $11.271      $ 8.399       1,675
                                 2009       $ 8.399      $12.067       1,601

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.596           0
                                 2003       $10.596      $13.341         974
                                 2004       $13.341      $15.186         969
                                 2005       $15.186      $16.692       1,850
                                 2006       $16.692      $20.885       1,840
                                 2007       $20.885      $22.168       1,831
                                 2008       $22.168      $12.171       1,818
                                 2009       $12.171      $14.860       1,806
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.399           0
                                 2003       $10.399      $12.952           0
                                 2004       $12.952      $14.292           0
                                 2005       $14.292      $15.234           0
                                 2006       $15.234      $17.003           0
                                 2007       $17.003      $15.794           0
                                 2008       $15.794      $ 9.353           0
                                 2009       $ 9.353      $11.986           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.977           0
                                 2003       $ 9.977      $ 9.823           0
                                 2004       $ 9.823      $ 9.686           0
                                 2005       $ 9.686      $ 9.729       1,121
                                 2006       $ 9.729      $ 9.950       1,158
                                 2007       $ 9.950      $10.212       1,152
                                 2008       $10.212      $10.261         929
                                 2009       $10.261      $10.072       1,060
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.371           0
                                 2003       $10.371      $13.455           0
                                 2004       $13.455      $14.539           0
                                 2005       $14.539      $15.668           0
                                 2006       $15.668      $16.663           0
                                 2007       $16.663      $17.258           0
                                 2008       $17.258      $10.355           0
                                 2009       $10.355      $13.404           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.196           0
                                 2003       $11.196      $14.529       1,471
                                 2004       $14.529      $16.429       1,463
                                 2005       $16.429      $17.043       1,637
                                 2006       $17.043      $19.370       1,621
                                 2007       $19.370      $18.045       1,629
                                 2008       $18.045      $ 9.765       1,667
                                 2009       $ 9.765      $ 9.189           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.634           0
                                 2003       $10.634      $13.055           0
                                 2004       $13.055      $13.756           0
                                 2005       $13.756      $14.152           0
                                 2006       $14.152      $15.432           0
                                 2007       $15.432      $15.200           0
                                 2008       $15.200      $ 9.150           0
                                 2009       $ 9.150      $11.938           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.507           0
                                 2003       $10.507      $12.046       3,407
                                 2004       $12.046      $17.769       3,389
                                 2005       $12.769      $13.010       3,370
                                 2006       $13.010      $14.264       3,351
                                 2007       $14.264      $14.105       3,333
                                 2008       $14.105      $ 8.190       3,313
                                 2009       $ 8.190      $10.079       3,283
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.461           0
                                 2003       $11.461      $14.015           0
                                 2004       $14.015      $16.694           0
                                 2005       $16.694      $17.757           0
                                 2006       $17.757      $22.099           0
                                 2007       $22.099      $25.963           0
                                 2008       $25.963      $17.678           0
                                 2009       $17.678      $18.591           0
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.364           0
                                 2003       $10.364      $13.520           0
                                 2004       $13.520      $15.709           0
                                 2005       $15.709      $17.259           0
                                 2006       $17.259      $17.830           0
                                 2007       $17.830      $18.129           0
                                 2008       $18.129      $ 9.671           0
                                 2009       $ 9.671      $13.144           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.101           0
                                 2003       $10.101      $12.360       1,306
                                 2004       $12.360      $12.717       1,299
                                 2005       $12.717      $13.168       1,292
                                 2006       $13.168      $13.601       1,285
                                 2007       $13.601      $14.058       1,278
                                 2008       $14.058      $ 8.671       1,267
                                 2009       $ 8.671      $13.922       1,257

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.096           0
                                 2005       $11.096      $12.078           0
                                 2006       $12.078      $12.415           0
                                 2007       $12.415      $14.300           0
                                 2008       $14.300      $ 7.447           0
                                 2009       $ 7.447      $11.408           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.309           0
                                 2005       $11.309      $11.534         268
                                 2006       $11.534      $13.112         256
                                 2007       $13.112      $12.544         273
                                 2008       $12.544      $ 7.889         298
                                 2009       $ 7.889      $ 9.923         294
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.645           0
                                 2003       $10.645      $13.314       6,541
                                 2004       $13.314      $14.884       6,505
                                 2005       $14.884      $15.998       6,662
                                 2006       $15.998      $18.176       6,618
                                 2007       $18.176      $18.253       6,586
                                 2008       $18.253      $12.121       6,554
                                 2009       $12.121      $14.736       6,500
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.850           0
                                 2005       $ 9.850      $ 9.884           0
                                 2006       $ 9.884      $10.086           0
                                 2007       $10.086      $10.320           0
                                 2008       $10.320      $10.290           0
                                 2009       $10.290      $10.089           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.403           0
                                 2003       $ 9.403      $11.702           0
                                 2004       $11.702      $12.240           0
                                 2005       $12.240      $12.907           0
                                 2006       $12.907      $12.976           0
                                 2007       $12.976      $14.826           0
                                 2008       $14.826      $ 7.390           0
                                 2009       $ 7.390      $11.991           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.051         0
                                 2003       $11.051      $13.831         0
                                 2004       $13.831      $14.915         0
                                 2005       $14.915      $16.385         0
                                 2006       $16.385      $17.785         0
                                 2007       $17.785      $18.535         0
                                 2008       $18.535      $15.437         0
                                 2009       $15.437      $19.675         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.933         0
                                 2005       $10.933      $11.501         0
                                 2006       $11.501      $12.684         0
                                 2007       $12.684      $12.842         0
                                 2008       $12.842      $ 9.726         0
                                 2009       $ 9.726      $11.671         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.730         0
                                 2005       $10.730      $12.164         0
                                 2006       $12.164      $12.405         0
                                 2007       $12.405      $14.813         0
                                 2008       $14.813      $ 7.373         0
                                 2009       $ 7.373      $11.957         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.705         0
                                 2005       $10.705      $12.111         0
                                 2006       $12.111      $12.316         0
                                 2007       $12.316      $14.677         0
                                 2008       $14.677      $ 7.282         0
                                 2009       $ 7.282      $11.781         0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $11.047         0
                                 2005       $11.047      $12.118         0
                                 2006       $12.118      $14.425         0
                                 2007       $14.425      $15.511         0
                                 2008       $15.511      $10.797         0
                                 2009       $10.797      $13.704         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.803         0
                                 2007       $ 9.803      $11.773         0
                                 2008       $11.773      $ 6.133         0
                                 2009       $ 6.133      $ 9.455         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.552           0
                                 2004       $13.552      $15.791           0
                                 2005       $15.791      $17.463           0
                                 2006       $17.463      $19.132           0
                                 2007       $19.132      $19.295           0
                                 2008       $19.295      $11.258           0
                                 2009       $11.258      $16.173           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.272           0
                                 2005       $11.272      $12.402           0
                                 2006       $12.402      $14.664           0
                                 2007       $14.664      $15.490           0
                                 2008       $15.490      $ 8.909           0
                                 2009       $ 8.909      $12.149           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.265           0
                                 2005       $11.265      $12.377           0
                                 2006       $12.377      $14.626           0
                                 2007       $14.626      $15.435           0
                                 2008       $15.435      $ 8.857           0
                                 2009       $ 8.857      $12.074           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.693           0
                                 2003       $10.693      $14.466           0
                                 2004       $14.466      $19.283           0
                                 2005       $19.283      $22.055           0
                                 2006       $22.055      $29.746           0
                                 2007       $29.746      $24.103           0
                                 2008       $24.103      $14.625           0
                                 2009       $14.625      $18.409           0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.367       1,652



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION OR WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                INCREASE) OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.9



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.235           0
                                 2007       $10.235      $11.754           0
                                 2008       $11.754      $ 6.595       2,125
                                 2009       $ 6.595      $ 8.747       3,810
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.426           0
                                 2007       $10.426      $11.066           0
                                 2008       $11.066      $ 8.108           0
                                 2009       $ 8.108      $ 9.840       9,466
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.455           0
                                 2007       $10.455      $11.256           0
                                 2008       $11.256      $ 7.406       2,954
                                 2009       $ 7.406      $ 9.321       3,125
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.464           0
                                 2007       $10.464      $11.380           0
                                 2008       $11.380      $ 6.888           0
                                 2009       $ 6.888      $ 8.847           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.317           0
                                 2007       $10.317      $10.698           0
                                 2008       $10.698      $ 9.353           0
                                 2009       $ 9.353      $10.498           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.713           0
                                 2007       $ 9.713      $11.630       7,981
                                 2008       $11.630      $ 6.289       8,981
                                 2009       $ 6.289      $ 8.893       6,275
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.787           0
                                 2007       $10.787      $11.107           0
                                 2008       $11.107      $ 6.834       7,561
                                 2009       $ 6.834      $ 8.451       8,253
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.845           0
                                 2007       $ 9.845      $11.116       2,834
                                 2008       $11.116      $ 6.573         775
                                 2009       $ 6.573      $ 8.994       3,150
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.842           0
                                 2003       $10.842      $13.343      32,362
                                 2004       $13.343      $14.451      49,454
                                 2005       $14.451      $14.647      53,501
                                 2006       $14.647      $16.745      52,632
                                 2007       $16.745      $15.785      37,088
                                 2008       $15.785      $10.023      30,862
                                 2009       $10.023      $12.420      22,896
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.202           0
                                 2005       $11.202      $11.145          88
                                 2006       $11.145      $12.903           0
                                 2007       $12.903      $13.106           0
                                 2008       $13.106      $ 9.027         917
                                 2009       $ 9.027      $11.984       3,517
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.512           9
                                 2005       $10.512      $10.402       8,403
                                 2006       $10.402      $11.295       5,442
                                 2007       $11.295      $11.747       9,443
                                 2008       $11.747      $ 7.530       6,668
                                 2009       $ 7.530      $ 9.564       6,433
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.525           0
                                 2003       $11.525      $15.487       3,517
                                 2004       $15.487      $16.904       2,397
                                 2005       $16.904      $17.344       2,536
                                 2006       $17.344      $18.459       1,965
                                 2007       $18.459      $20.102       1,601
                                 2008       $20.102      $11.317       1,622
                                 2009       $11.317      $15.909       1,012

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.215           0
                                 2003       $11.215      $14.509       8,164
                                 2004       $14.509      $17.579      12,868
                                 2005       $17.579      $18.722      17,616
                                 2006       $18.722      $21.445      17,351
                                 2007       $21.445      $20.495      12,647
                                 2008       $20.495      $13.440      11,893
                                 2009       $13.440      $16.996      10,386
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.218         119
                                 2005       $10.218      $10.245         119
                                 2006       $10.245      $10.435         125
                                 2007       $10.435      $10.891         133
                                 2008       $10.891      $11.472       3,982
                                 2009       $11.472      $11.580       1,502
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.981           0
                                 2007       $10.981      $12.024           0
                                 2008       $12.024      $ 8.423       3,172
                                 2009       $ 8.423      $10.169       2,568
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.315           0
                                 2003       $10.315      $12.640      29,321
                                 2004       $12.640      $13.939      33,153
                                 2005       $13.939      $15.089      12,549
                                 2006       $15.089      $17.490      12,785
                                 2007       $17.490      $17.719      11,348
                                 2008       $17.719      $10.910      13,983
                                 2009       $10.910      $13.465      13,587
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.223           0
                                 2003       $11.223      $16.813         865
                                 2004       $16.813      $20.529       2,488
                                 2005       $20.529      $25.615       4,085
                                 2006       $25.615      $32.126       5,144
                                 2007       $32.126      $40.505       7,701
                                 2008       $40.505      $18.755       7,085
                                 2009       $18.755      $31.694       6,471

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.466           0
                                 2003       $10.466      $13.549       7,918
                                 2004       $13.549      $15.724      19,757
                                 2005       $15.724      $16.961      29,286
                                 2006       $16.961      $20.170      26,140
                                 2007       $20.170      $22.798      17,323
                                 2008       $22.798      $13.308      13,492
                                 2009       $13.308      $17.857      10,415
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.712           0
                                 2003       $10.712      $12.841       2,059
                                 2004       $12.841      $14.426       2,045
                                 2005       $14.426      $13.690       2,042
                                 2006       $13.690      $15.117       2,023
                                 2007       $15.117      $16.428       2,011
                                 2008       $16.428      $17.083       2,077
                                 2009       $17.083      $19.850           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.898         223
                                 2005       $10.898      $11.413         222
                                 2006       $11.413      $12.811       1,004
                                 2007       $12.811      $13.385       1,779
                                 2008       $13.385      $ 9.348       1,970
                                 2009       $ 9.348      $11.529       2,076
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.349         117
                                 2005       $10.349      $10.266       1,912
                                 2006       $10.266      $10.990       1,229
                                 2007       $10.990      $11.425       2,560
                                 2008       $11.425      $ 9.224       3,019
                                 2009       $ 9.224      $12.131       3,048
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $18.882           0
                                 2005       $10.882      $11.001       3,766
                                 2006       $11.001      $12.633         484
                                 2007       $12.633      $12.793       2,882
                                 2008       $12.793      $ 7.963       1,386
                                 2009       $ 7.963      $ 9.270       1,050
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.130           0
                                 2005       $11.130      $11.402         167
                                 2006       $11.402      $12.046         536
                                 2007       $12.046      $14.302       7,189
                                 2008       $14.302      $ 8.648       7,657
                                 2009       $ 8.648      $12.324       5,018

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.113       1,643
                                 2005       $11.113      $11.776       9,959
                                 2006       $11.776      $12.941       4,627
                                 2007       $12.941      $12.743       6,918
                                 2008       $12.743      $ 7.566       3,669
                                 2009       $ 7.566      $ 9.379       3,456
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.687           0
                                 2003       $10.687      $13.047      11,461
                                 2004       $13.047      $14.025      13,255
                                 2005       $14.025      $14.237       8,936
                                 2006       $14.237      $15.454       9,038
                                 2007       $15.454      $15.657       7,427
                                 2008       $15.657      $ 8.643       5,008
                                 2009       $ 8.643      $10.290       4,220
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.097         120
                                 2005       $10.097      $10.118         416
                                 2006       $10.118      $10.395         416
                                 2007       $10.395      $10.593         137
                                 2008       $10.593      $ 6.319         156
                                 2009       $ 6.319      $ 6.747         193
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.256       3,413
                                 2004       $12.256      $12.794          11
                                 2005       $12.794      $13.136      16,015
                                 2006       $13.136      $13.850      12,540
                                 2007       $13.850      $15.439      13,023
                                 2008       $15.439      $ 8.213      17,956
                                 2009       $ 8.213      $11.592      17,955
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.139           0
                                 2003       $10.139      $14.183       5,616
                                 2004       $14.183      $16.508       8,158
                                 2005       $16.508      $18.437       7,748
                                 2006       $18.437      $21.187       7,306
                                 2007       $21.187      $22.003       5,706
                                 2008       $22.003      $12.854       4,807
                                 2009       $12.854      $17.538       5,642

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.652           0
                                 2003       $10.652      $12.911      20,083
                                 2004       $12.911      $13.745      20,897
                                 2005       $13.745      $13.728      11,053
                                 2006       $13.728      $14.682      11,822
                                 2007       $14.682      $14.306       8,227
                                 2008       $14.306      $ 3.001      14,161
                                 2009       $ 3.001      $ 3.701      15,247
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.168           0
                                 2003       $10.168      $12.588      38,357
                                 2004       $12.588      $13.452      38,294
                                 2005       $13.452      $13.928      40,749
                                 2006       $13.928      $15.650      38,769
                                 2007       $15.650      $15.958      23,043
                                 2008       $15.958      $ 9.589      20,416
                                 2009       $ 9.589      $12.017      16,433
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.345           0
                                 2003       $10.345      $14.610      13,077
                                 2004       $14.610      $17.048      18,398
                                 2005       $17.048      $18.315      19,941
                                 2006       $18.315      $20.562      19,532
                                 2007       $20.562      $19.850      10,531
                                 2008       $19.850      $12.048       6,802
                                 2009       $12.048      $16.147       6,447
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.052           0
                                 2003       $10.052      $12.345       4,935
                                 2004       $12.345      $14.436       6,965
                                 2005       $14.436      $15.829       8,993
                                 2006       $15.829      $15.918       8,237
                                 2007       $15.918      $16.524       4,672
                                 2008       $16.524      $ 8.217       5,425
                                 2009       $ 8.217      $10.640       2,949
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.542           0
                                 2003       $10.542      $12.093      10,727
                                 2004       $12.093      $12.839      25,090
                                 2005       $12.839      $12.883      30,294
                                 2006       $12.883      $13.527      34,071
                                 2007       $13.527      $14.507      36,976
                                 2008       $14.507      $12.147      51,131
                                 2009       $12.147      $14.082      44,026

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.379           0
                                 2003       $10.379      $12.387       7,868
                                 2004       $12.387      $13.233       9,065
                                 2005       $13.233      $13.861       9,013
                                 2006       $13.861      $15.317      10,317
                                 2007       $15.317      $15.436       4,031
                                 2008       $15.436      $10.077       3,200
                                 2009       $10.077      $13.340       3,241
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.788           0
                                 2003       $10.788      $13.456       9,735
                                 2004       $13.456      $14.638      10,051
                                 2005       $14.638      $15.083       7,918
                                 2006       $15.083      $17.118       7,341
                                 2007       $17.118      $15.746       5,466
                                 2008       $15.746      $ 9.451       7,658
                                 2009       $ 9.451      $12.012       4,616
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.715           0
                                 2003       $ 9.715      $11.261      10,391
                                 2004       $11.261      $11.812      11,303
                                 2005       $11.812      $13.092       6,064
                                 2006       $13.092      $13.177       6,469
                                 2007       $13.177      $12.823       3,938
                                 2008       $12.823      $10.411       2,524
                                 2009       $10.411      $12.844       2,641
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.731           0
                                 2003       $10.731      $13.296       7,064
                                 2004       $13.296      $14.391      10,376
                                 2005       $14.391      $14.527       9,941
                                 2006       $14.527      $15.721       9,336
                                 2007       $15.721      $15.821       8,322
                                 2008       $15.821      $11.452       5,774
                                 2009       $11.452      $16.840       6,169
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.176           0
                                 2003       $10.176      $10.404      89,886
                                 2004       $10.404      $10.638      92,209
                                 2005       $10.638      $10.662      81,941
                                 2006       $10.662      $10.912      23,935
                                 2007       $10.912      $11.241      19,227
                                 2008       $11.241      $ 8.373      20,915
                                 2009       $ 8.373      $12.023      17,359

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.595           0
                                 2003       $10.595      $13.333      10,102
                                 2004       $13.333      $15.169      12,419
                                 2005       $15.169      $16.664       8,494
                                 2006       $16.664      $20.840       5,925
                                 2007       $20.840      $22.109       5,763
                                 2008       $22.109      $12.132       5,215
                                 2009       $12.132      $14.805       3,541
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.398           0
                                 2003       $10.398      $12.944           0
                                 2004       $12.944      $14.276           0
                                 2005       $14.276      $15.209       2,547
                                 2006       $15.209      $16.967         364
                                 2007       $16.967      $15.752         172
                                 2008       $15.752      $ 9.323         171
                                 2009       $ 9.323      $11.942         166
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.976           0
                                 2003       $ 9.976      $ 9.817      12,186
                                 2004       $ 9.817      $ 9.675      15,537
                                 2005       $ 9.675      $ 9.713      17,598
                                 2006       $ 9.713      $ 9.929      36,442
                                 2007       $ 9.929      $10.185      52,826
                                 2008       $10.185      $10.228      33,125
                                 2009       $10.228      $10.035      29,981
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.370           0
                                 2003       $10.370      $13.447       2,548
                                 2004       $13.447      $14.523       2,223
                                 2005       $14.523      $15.643       1,896
                                 2006       $15.643      $16.627       1,181
                                 2007       $16.627      $17.212       1,133
                                 2008       $17.212      $10.322           0
                                 2009       $10.322      $13.355           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.194           0
                                 2003       $11.194      $14.520       3,868
                                 2004       $14.520      $16.410       3,304
                                 2005       $16.410      $17.015       5,751
                                 2006       $17.015      $19.329       2,995
                                 2007       $19.329      $17.997       1,874
                                 2008       $17.997      $ 9.734       2,270
                                 2009       $ 9.734      $ 9.159           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.633           0
                                 2003       $10.633      $13.047       3,233
                                 2004       $13.047      $13.741       5,230
                                 2005       $13.741      $14.129       5,061
                                 2006       $14.129      $15.399       4,758
                                 2007       $15.399      $15.160       2,976
                                 2008       $15.160      $ 9.121       6,885
                                 2009       $ 9.121      $11.895       4,619
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.506           0
                                 2003       $10.506      $12.039      23,071
                                 2004       $12.039      $12.755      25,869
                                 2005       $12.755      $12.988      25,453
                                 2006       $12.988      $14.234      24,696
                                 2007       $14.234      $14.068      24,100
                                 2008       $14.068      $ 8.164      23,350
                                 2009       $ 8.164      $10.042      21,476
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.460           0
                                 2003       $11.460      $14.006       9,564
                                 2004       $14.006      $16.675      18,316
                                 2005       $16.675      $17.728      14,639
                                 2006       $17.728      $22.051      15,374
                                 2007       $22.051      $25.894      12,534
                                 2008       $25.894      $17.622       5,054
                                 2009       $17.622      $18.523       3,638
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.363           0
                                 2003       $10.363      $13.512       5,085
                                 2004       $13.512      $15.691       5,685
                                 2005       $15.691      $17.231       4,552
                                 2006       $17.231      $17.792       4,956
                                 2007       $17.792      $18.081       1,911
                                 2008       $18.081      $ 9.640       2,118
                                 2009       $ 9.640      $13.096       1,889
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.100           0
                                 2003       $10.100      $12.353      58,485
                                 2004       $12.353      $12.703      59,531
                                 2005       $12.703      $13.146      44,795
                                 2006       $13.146      $13.572      46,345
                                 2007       $13.572      $14.020      27,126
                                 2008       $14.020      $ 8.644      20,680
                                 2009       $ 8.644      $13.870      16,702

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.092      21,363
                                 2005       $11.092      $12.068      20,071
                                 2006       $12.068      $12.398      21,136
                                 2007       $12.398      $14.274       9,231
                                 2008       $14.274      $ 7.430       4,504
                                 2009       $ 7.430      $11.375       2,973
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.305       1,534
                                 2005       $11.305      $11.524       6,016
                                 2006       $11.524      $13.094       5,983
                                 2007       $13.094      $12.521       5,060
                                 2008       $12.521      $ 7.870       5,251
                                 2009       $ 7.870      $ 9.894       4,947
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.643           0
                                 2003       $10.643      $13.306      13,501
                                 2004       $13.306      $14.867      18,897
                                 2005       $14.867      $15.972      21,303
                                 2006       $15.972      $18.137      18,819
                                 2007       $18.137      $18.204      19,225
                                 2008       $18.204      $12.082      19,382
                                 2009       $12.082      $14.682      16,916
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.845           0
                                 2005       $ 9.845      $ 9.874         611
                                 2006       $ 9.874      $10.071         597
                                 2007       $10.071      $10.299       7,727
                                 2008       $10.299      $10.264         501
                                 2009       $10.264      $10.058           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.402           0
                                 2003       $ 9.402      $11.695       4,623
                                 2004       $11.695      $12.226       6,330
                                 2005       $12.226      $12.886       4,023
                                 2006       $12.886      $12.948       2,756
                                 2007       $12.948      $14.786       2,672
                                 2008       $14.786      $ 7.366       2,440
                                 2009       $ 7.366      $11.947       2,303

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.050           0
                                 2003       $11.050      $13.823         709
                                 2004       $13.823      $14.898         724
                                 2005       $14.898      $16.358         149
                                 2006       $16.358      $17.747         146
                                 2007       $17.747      $18.485         807
                                 2008       $18.485      $15.388         873
                                 2009       $15.388      $19.603           0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.929           0
                                 2005       $10.929      $11.492         290
                                 2006       $11.492      $12.667       1,208
                                 2007       $12.667      $12.818       3,588
                                 2008       $12.818      $ 9.703           0
                                 2009       $ 9.703      $11.637           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.727       2,398
                                 2005       $10.727      $12.153         715
                                 2006       $12.153      $12.388       1,279
                                 2007       $12.388      $14.785         475
                                 2008       $14.785      $ 7.355         472
                                 2009       $ 7.355      $11.923         434
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.701           0
                                 2005       $10.701      $12.100           0
                                 2006       $12.100      $12.300           0
                                 2007       $12.300      $14.650           0
                                 2008       $14.650      $ 7.265           0
                                 2009       $ 7.265      $11.747           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.041           0
                                 2005       $11.041      $12.106       2,622
                                 2006       $12.106      $14.403       2,565
                                 2007       $14.403      $15.480       2,381
                                 2008       $15.480      $10.770       2,151
                                 2009       $10.770      $13.662       1,897
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.799           0
                                 2007       $ 9.799      $11.763       7,818
                                 2008       $11.763      $ 6.125       8,779
                                 2009       $ 6.125      $ 9.437       6,126

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.547       4,644
                                 2004       $13.547      $15.778       1,792
                                 2005       $15.778      $17.439       2,274
                                 2006       $17.439      $19.097       2,633
                                 2007       $19.097      $19.249       3,223
                                 2008       $19.249      $11.225         960
                                 2009       $11.225      $16.118       1,550
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.268      13,059
                                 2005       $11.268      $12.391      19,469
                                 2006       $12.391      $14.644      21,062
                                 2007       $14.644      $15.461      14,968
                                 2008       $15.461      $ 8.887      10,228
                                 2009       $ 8.887      $12.113      10,357
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.261           0
                                 2005       $11.261      $12.366           0
                                 2006       $12.366      $14.606           0
                                 2007       $14.606      $15.406           0
                                 2008       $15.406      $ 8.836           0
                                 2009       $ 8.836      $12.039           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.691           0
                                 2003       $10.691      $14.457       4,880
                                 2004       $14.457      $19.261       9,043
                                 2005       $19.261      $22.019       9,805
                                 2006       $22.019      $29.682      10,203
                                 2007       $29.682      $24.039       5,243
                                 2008       $24.039      $14.579       4,307
                                 2009       $14.579      $18.341       3,009
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.321       3,137



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED
  BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.95



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.231         0
                                 2007       $10.231      $11.743         0
                                 2008       $11.743      $ 6.586         0
                                 2009       $ 6.586      $ 8.731         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.422         0
                                 2007       $10.422      $11.057         0
                                 2008       $11.057      $ 8.097         0
                                 2009       $ 8.097      $ 9.822         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.452         0
                                 2007       $10.452      $11.246         0
                                 2008       $11.246      $ 7.396         0
                                 2009       $ 7.396      $ 9.303         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.461         0
                                 2007       $10.461      $11.370         0
                                 2008       $11.370      $ 6.879         0
                                 2009       $ 6.879      $ 8.831         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.313         0
                                 2007       $10.313      $10.688         0
                                 2008       $10.688      $ 9.340         0
                                 2009       $ 9.340      $10.478         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.710         0
                                 2007       $ 9.710      $11.620         0
                                 2008       $11.620      $ 6.280         0
                                 2009       $ 6.280      $ 8.876         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.783         0
                                 2007       $10.783      $11.098         0
                                 2008       $11.098      $ 6.825         0
                                 2009       $ 6.825      $ 8.435         0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.841         0
                                 2007       $ 9.841      $11.107         0
                                 2008       $11.107      $ 6.564         0
                                 2009       $ 6.564      $ 8.977         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.693      $13.338         0
                                 2004       $13.338      $14.438         0
                                 2005       $14.438      $14.627         0
                                 2006       $14.627      $16.713         0
                                 2007       $16.713      $15.747         0
                                 2008       $15.747      $ 9.994         0
                                 2009       $ 9.994      $12.377         0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.198         0
                                 2005       $11.198      $11.135         0
                                 2006       $11.135      $12.885         0
                                 2007       $12.885      $13.082         0
                                 2008       $13.082      $ 9.005         0
                                 2009       $ 9.005      $11.949         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.511         0
                                 2005       $10.511      $10.395         0
                                 2006       $10.395      $11.282         0
                                 2007       $11.282      $11.727         0
                                 2008       $11.727      $ 7.513         0
                                 2009       $ 7.513      $ 9.539         0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.814      $15.482         0
                                 2004       $15.482      $16.889         0
                                 2005       $16.889      $17.320         0
                                 2006       $17.320      $18.424         0
                                 2007       $18.424      $20.054         0
                                 2008       $20.054      $11.285         0
                                 2009       $11.285      $15.855         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.033      $14.504         0
                                 2004       $14.504      $17.564         0
                                 2005       $17.564      $18.697         0
                                 2006       $18.697      $21.405         0
                                 2007       $21.405      $20.446         0
                                 2008       $20.446      $13.402         0
                                 2009       $13.402      $16.938         0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.214         0
                                 2005       $10.214      $10.237         0
                                 2006       $10.237      $10.421         0
                                 2007       $10.421      $10.870         0
                                 2008       $10.870      $11.445         0
                                 2009       $11.445      $11.547         0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.977         0
                                 2007       $10.977      $12.014         0
                                 2008       $12.014      $ 8.411         0
                                 2009       $ 8.411      $10.150         0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.593      $12.636         0
                                 2004       $12.636      $13.927         0
                                 2005       $13.927      $15.069         0
                                 2006       $15.069      $17.458         0
                                 2007       $17.458      $17.677         0
                                 2008       $17.677      $10.879         0
                                 2009       $10.879      $13.419         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.668      $16.807         0
                                 2004       $16.807      $20.512         0
                                 2005       $20.512      $25.580         0
                                 2006       $25.580      $32.066         0
                                 2007       $32.066      $40.408         0
                                 2008       $40.408      $18.701         0
                                 2009       $18.701      $31.586         0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.371      $13.544         0
                                 2004       $13.544      $15.710         0
                                 2005       $15.710      $16.938         0
                                 2006       $16.938      $20.132         0
                                 2007       $20.132      $22.744         0
                                 2008       $22.744      $13.270         0
                                 2009       $13.270      $17.796         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.576      $12.837         0
                                 2004       $12.837      $14.413         0
                                 2005       $14.413      $13.672         0
                                 2006       $13.672      $15.089         0
                                 2007       $15.089      $16.388         0
                                 2008       $16.388      $17.033         0
                                 2009       $17.033      $19.783         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.897         0
                                 2005       $10.897      $11.405         0
                                 2006       $11.405      $12.796         0
                                 2007       $12.796      $13.363         0
                                 2008       $13.363      $ 9.327         0
                                 2009       $ 9.327      $11.499         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.348         0
                                 2005       $10.348      $10.260         0
                                 2006       $10.260      $10.977         0
                                 2007       $10.977      $11.406         0
                                 2008       $11.406      $ 9.204         0
                                 2009       $ 9.204      $12.098         0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.881         0
                                 2005       $10.881      $10.994         0
                                 2006       $10.994      $12.619         0
                                 2007       $12.619      $12.771         0
                                 2008       $12.771      $ 7.946         0
                                 2009       $ 7.946      $ 9.245         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.129         0
                                 2005       $11.129      $11.395         0
                                 2006       $11.395      $12.032         0
                                 2007       $12.032      $14.279         0
                                 2008       $14.279      $ 8.629         0
                                 2009       $ 8.629      $12.291         0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.112         0
                                 2005       $11.112      $11.769         0
                                 2006       $11.769      $12.926         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.926      $12.722         0
                                 2008       $12.722      $ 7.550         0
                                 2009       $ 7.550      $ 9.354         0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.098      $13.042         0
                                 2004       $13.042      $14.013         0
                                 2005       $14.013      $14.218         0
                                 2006       $14.218      $15.425         0
                                 2007       $15.425      $15.620         0
                                 2008       $15.620      $ 8.618         0
                                 2009       $ 8.618      $10.255         0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.096         0
                                 2005       $10.096      $10.111         0
                                 2006       $10.111      $10.383         0
                                 2007       $10.383      $10.575         0
                                 2008       $10.575      $ 6.305         0
                                 2009       $ 6.305      $ 6.729         0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.252         0
                                 2004       $12.252      $12.783         0
                                 2005       $12.783      $13.118         0
                                 2006       $13.118      $13.824         0
                                 2007       $13.824      $15.402         0
                                 2008       $15.402      $ 8.190         0
                                 2009       $ 8.190      $11.553         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.073      $14.178         0
                                 2004       $14.178      $16.494         0
                                 2005       $16.494      $18.411         0
                                 2006       $18.411      $21.147         0
                                 2007       $21.147      $21.951         0
                                 2008       $21.951      $12.817         0
                                 2009       $12.817      $17.479         0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.721      $12.906         0
                                 2004       $12.906      $13.733         0
                                 2005       $13.733      $13.710         0
                                 2006       $13.710      $14.655         0
                                 2007       $14.655      $14.272         0
                                 2008       $14.272      $ 2.992         0
                                 2009       $ 2.992      $ 3.688         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.454      $12.584         0
                                 2004       $12.584      $13.441         0
                                 2005       $13.441      $13.909         0
                                 2006       $13.909      $15.621         0
                                 2007       $15.621      $15.920         0
                                 2008       $15.920      $ 9.561         0
                                 2009       $ 9.561      $11.976         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.704      $14.605         0
                                 2004       $14.605      $17.034         0
                                 2005       $17.034      $18.290         0
                                 2006       $18.290      $20.524         0
                                 2007       $20.524      $19.802         0
                                 2008       $19.802      $12.013         0
                                 2009       $12.013      $16.092         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.331      $12.341         0
                                 2004       $12.341      $14.424         0
                                 2005       $14.424      $15.808         0
                                 2006       $15.808      $15.888         0
                                 2007       $15.888      $16.485         0
                                 2008       $16.485      $ 8.193         0
                                 2009       $ 8.193      $10.604         0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.237      $12.089         0
                                 2004       $12.089      $12.828         0
                                 2005       $12.828      $12.865         0
                                 2006       $12.865      $13.501         0
                                 2007       $13.501      $14.473         0
                                 2008       $14.473      $12.112         0
                                 2009       $12.112      $14.034         0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.742      $12.383         0
                                 2004       $12.383      $13.222         0
                                 2005       $13.222      $13.842         0
                                 2006       $13.842      $15.288         0
                                 2007       $15.288      $15.399         0
                                 2008       $15.399      $10.048         0
                                 2009       $10.048      $13.294         0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.983      $13.451         0
                                 2004       $13.451      $14.626         0
                                 2005       $14.626      $15.062         0
                                 2006       $15.062      $17.086         0
                                 2007       $17.086      $15.709         0
                                 2008       $15.709      $ 9.423         0
                                 2009       $ 9.423      $11.971         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.224      $11.258         0
                                 2004       $11.258      $11.801         0
                                 2005       $11.801      $13.074         0
                                 2006       $13.074      $13.152         0
                                 2007       $13.152      $12.792         0
                                 2008       $12.792      $10.381         0
                                 2009       $10.381      $12.800         0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.854      $13.291         0
                                 2004       $13.291      $14.378         0
                                 2005       $14.378      $14.507         0
                                 2006       $14.507      $15.692         0
                                 2007       $15.692      $15.783         0
                                 2008       $15.783      $11.419         0
                                 2009       $11.419      $16.783         0
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.347      $10.401         0
                                 2004       $10.401      $10.629         0
                                 2005       $10.629      $10.648         0
                                 2006       $10.648      $10.892         0
                                 2007       $10.892      $11.214         0
                                 2008       $11.214      $ 8.348         0
                                 2009       $ 8.348      $11.982         0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.565      $13.328         0
                                 2004       $13.328      $15.156         0
                                 2005       $15.156      $16.642         0
                                 2006       $16.642      $20.801         0
                                 2007       $20.801      $22.056         0
                                 2008       $22.056      $12.097         0
                                 2009       $12.097      $14.755         0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.682      $12.939         0
                                 2004       $12.939      $14.263         0
                                 2005       $14.263      $15.188         0
                                 2006       $15.188      $16.935         0
                                 2007       $16.935      $15.715         0
                                 2008       $15.715      $ 9.296         0
                                 2009       $ 9.296      $11.901         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.928      $ 9.813         0
                                 2004       $ 9.813      $ 9.667         0
                                 2005       $ 9.667      $ 9.700         0
                                 2006       $ 9.700      $ 9.910         0
                                 2007       $ 9.910      $10.161         0
                                 2008       $10.161      $10.199         0
                                 2009       $10.199      $10.001         0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.969      $13.442         0
                                 2004       $13.442      $14.510         0
                                 2005       $14.510      $15.621         0
                                 2006       $15.621      $16.596         0
                                 2007       $16.596      $17.171         0
                                 2008       $17.171      $10.293         0
                                 2009       $10.293      $13.309         0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.310      $14.515         0
                                 2004       $14.515      $16.396         0
                                 2005       $16.396      $16.992         0
                                 2006       $16.992      $19.292         0
                                 2007       $19.292      $17.954         0
                                 2008       $17.954      $ 9.706         0
                                 2009       $ 9.706      $ 9.132         0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.831      $13.043         0
                                 2004       $13.043      $13.729         0
                                 2005       $13.729      $14.109         0
                                 2006       $14.109      $15.370         0
                                 2007       $15.370      $15.124         0
                                 2008       $15.124      $ 9.095         0
                                 2009       $ 9.095      $11.854         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.672      $12.035         0
                                 2004       $12.035      $12.744         0
                                 2005       $12.744      $12.971         0
                                 2006       $12.971      $14.207         0
                                 2007       $14.207      $14.034         0
                                 2008       $14.034      $ 8.141         0
                                 2009       $ 8.141      $10.008         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.636      $14.001         0
                                 2004       $14.001      $16.661         0
                                 2005       $16.661      $17.704         0
                                 2006       $17.704      $22.010         0
                                 2007       $22.010      $25.832         0
                                 2008       $25.832      $17.571         0
                                 2009       $17.571      $18.460         0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.788      $13.507         0
                                 2004       $13.507      $15.678         0
                                 2005       $15.678      $17.208         0
                                 2006       $17.208      $17.758         0
                                 2007       $17.758      $18.038         0
                                 2008       $18.038      $ 9.612         0
                                 2009       $ 9.612      $13.051         0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.569      $12.348         0
                                 2004       $12.348      $12.692         0
                                 2005       $12.692      $13.129         0
                                 2006       $13.129      $13.547         0
                                 2007       $13.547      $13.987         0
                                 2008       $13.987      $ 8.619         0
                                 2009       $ 8.619      $13.823         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.088         0
                                 2005       $11.088      $12.058         0
                                 2006       $12.058      $12.381         0
                                 2007       $12.381      $14.247         0
                                 2008       $14.247      $ 7.412         0
                                 2009       $ 7.412      $11.342         0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.301         0
                                 2005       $11.301      $11.514         0
                                 2006       $11.514      $13.077         0
                                 2007       $13.077      $12.497         0
                                 2008       $12.497      $ 7.851         0
                                 2009       $ 7.851      $ 9.866         0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.769      $13.301         0
                                 2004       $13.301      $14.854         0
                                 2005       $14.854      $15.950         0
                                 2006       $15.950      $18.103         0
                                 2007       $18.103      $18.161         0
                                 2008       $18.161      $12.047         0
                                 2009       $12.047      $14.632         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $ 9.400         0
                                 2005       $ 9.840      $ 9.864         0
                                 2006       $ 9.864      $10.056         0
                                 2007       $10.056      $10.278         0
                                 2008       $10.278      $10.238         0
                                 2009       $10.238      $10.027         0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.920      $11.691         0
                                 2004       $11.691      $12.216         0
                                 2005       $12.216      $12.868         0
                                 2006       $12.868      $12.924         0
                                 2007       $12.924      $14.751         0
                                 2008       $14.751      $ 7.345         0
                                 2009       $ 7.345      $11.906         0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.278      $13.818         0
                                 2004       $13.818      $14.885         0
                                 2005       $14.885      $16.335         0
                                 2006       $16.335      $17.714         0
                                 2007       $17.714      $18.441         0
                                 2008       $18.441      $15.343         0
                                 2009       $15.343      $19.536         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.926         0
                                 2005       $10.926      $11.482         0
                                 2006       $11.482      $12.650         0
                                 2007       $12.650      $12.794         0
                                 2008       $12.794      $ 9.680         0
                                 2009       $ 9.680      $11.603         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.723         0
                                 2005       $10.723      $12.143         0
                                 2006       $12.143      $12.372         0
                                 2007       $12.372      $14.757         0
                                 2008       $14.757      $ 7.338         0
                                 2009       $ 7.338      $11.888         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.698         0
                                 2005       $10.698      $12.090         0
                                 2006       $12.090      $12.283         0
                                 2007       $12.283      $14.623         0
                                 2008       $14.623      $ 7.248         0
                                 2009       $ 7.248      $11.713         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $11.036         0
                                 2005       $11.036      $12.094         0
                                 2006       $12.094      $14.381         0
                                 2007       $14.381      $15.448         0
                                 2008       $15.448      $10.742         0
                                 2009       $10.742      $13.620         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.796         0
                                 2007       $ 9.796      $11.753         0
                                 2008       $11.753      $ 6.116         0
                                 2009       $ 6.116      $ 9.419         0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $13.000         0
                                 2003       $13.000      $13.543         0
                                 2004       $13.543      $15.764         0
                                 2005       $15.764      $17.415         0
                                 2006       $17.415      $19.061         0
                                 2007       $19.061      $19.203         0
                                 2008       $19.203      $11.193         0
                                 2009       $11.193      $16.063         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.264         0
                                 2005       $11.264      $12.381         0
                                 2006       $12.381      $14.624         0
                                 2007       $14.624      $15.432         0
                                 2008       $15.432      $ 8.866         0
                                 2009       $ 8.866      $12.078         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.258         0
                                 2005       $11.258      $12.356         0
                                 2006       $12.356      $14.586         0
                                 2007       $14.586      $15.377         0
                                 2008       $15.377      $ 8.815         0
                                 2009       $ 8.815      $12.004         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.370      $14.452         0
                                 2004       $14.452      $19.245         0
                                 2005       $19.245      $21.989         0
                                 2006       $21.989      $29.627         0
                                 2007       $29.627      $23.982         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $23.982      $14.536         0
                                 2009       $14.536      $18.278         0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.279         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
   DEATH BENEFIT OPTION OR ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                           BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.0



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.228         0
                                 2007       $10.228      $11.733         0
                                 2008       $11.733      $ 6.577         0
                                 2009       $ 6.577      $ 8.714         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.419         0
                                 2007       $10.419      $11.048         0
                                 2008       $11.048      $ 8.086         0
                                 2009       $ 8.086      $ 9.803         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.448         0
                                 2007       $10.448      $11.237         0
                                 2008       $11.237      $ 7.385         0
                                 2009       $ 7.385      $ 9.286         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.457         0
                                 2007       $10.457      $11.360         0
                                 2008       $11.360      $ 6.870         0
                                 2009       $ 6.870      $ 8.814         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.310         0
                                 2007       $10.310      $10.679         0
                                 2008       $10.679      $ 9.327         0
                                 2009       $ 9.327      $10.459         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.706           0
                                 2007       $ 9.706      $11.610           0
                                 2008       $11.610      $ 6.271           0
                                 2009       $ 6.271      $ 8.859           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.779           0
                                 2007       $10.779      $11.088           0
                                 2008       $11.088      $ 6.815           0
                                 2009       $ 6.815      $ 8.419           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.838           0
                                 2007       $ 9.838      $11.097           0
                                 2008       $11.097      $ 6.555           0
                                 2009       $ 6.555      $ 8.960           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.839           0
                                 2003       $10.839      $13.326       3,257
                                 2004       $13.326      $14.418       3,242
                                 2005       $14.418      $14.599           0
                                 2006       $14.599      $16.673           0
                                 2007       $16.673      $15.701           0
                                 2008       $15.701      $ 9.960           0
                                 2009       $ 9.960      $12.328           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.194           0
                                 2005       $11.194      $11.126           0
                                 2006       $11.126      $12.868           0
                                 2007       $12.868      $13.057           0
                                 2008       $13.057      $ 8.984           0
                                 2009       $ 8.984      $11.915           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.509           0
                                 2005       $10.509      $10.389           0
                                 2006       $10.389      $11.269           0
                                 2007       $11.269      $11.708           0
                                 2008       $11.708      $ 7.497           0
                                 2009       $ 7.497      $ 9.513           0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.522           0
                                 2003       $11.522      $15.468       1,241
                                 2004       $15.468      $16.866       1,153
                                 2005       $16.866      $17.287       1,591
                                 2006       $17.287      $18.379       1,341
                                 2007       $18.379      $19.995         436
                                 2008       $19.995      $11.246         416
                                 2009       $11.246      $15.793         318

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.213           0
                                 2003       $11.213      $14.491         816
                                 2004       $14.491      $17.540         782
                                 2005       $17.540      $18.661         751
                                 2006       $18.661      $21.353           0
                                 2007       $21.353      $20.386           0
                                 2008       $20.386      $13.355           0
                                 2009       $13.355      $16.871           0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.211           0
                                 2005       $10.211      $10.228           0
                                 2006       $10.228      $10.406           0
                                 2007       $10.406      $10.850           0
                                 2008       $10.850      $11.418           0
                                 2009       $11.418      $11.513           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.974           0
                                 2007       $10.974      $12.004           0
                                 2008       $12.004      $ 8.400           0
                                 2009       $ 8.400      $10.131           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.313           0
                                 2003       $10.313      $12.624       2,470
                                 2004       $12.624      $13.908       2,427
                                 2005       $13.908      $15.040         782
                                 2006       $15.040      $17.415           0
                                 2007       $17.415      $17.625           0
                                 2008       $17.625      $10.841           0
                                 2009       $10.841      $13.366           0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.221           0
                                 2003       $11.221      $16.792       2,553
                                 2004       $16.792      $20.483       2,450
                                 2005       $20.483      $25.531       2,361
                                 2006       $25.531      $31.989           0
                                 2007       $31.989      $40.290           0
                                 2008       $40.290      $18.636           0
                                 2009       $18.636      $31.461           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.464           0
                                 2003       $10.464      $13.532       3,456
                                 2004       $13.532      $15.688       3,244
                                 2005       $15.688      $16.906       3,578
                                 2006       $16.906      $20.083           0
                                 2007       $20.083      $22.677         414
                                 2008       $22.677      $13.224         369
                                 2009       $13.224      $17.725         271
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.709           0
                                 2003       $10.709      $12.825         988
                                 2004       $12.825      $14.393         939
                                 2005       $14.393      $13.645         891
                                 2006       $13.645      $15.052         845
                                 2007       $15.052      $16.340           0
                                 2008       $16.340      $16.974           0
                                 2009       $16.974      $19.705           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.895           0
                                 2005       $10.895      $11.398           0
                                 2006       $11.398      $12.782           0
                                 2007       $12.782      $13.341           0
                                 2008       $13.341      $ 9.307           0
                                 2009       $ 9.307      $11.468           0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.347           0
                                 2005       $10.347      $10.253           0
                                 2006       $10.253      $10.965           0
                                 2007       $10.965      $11.387           0
                                 2008       $11.387      $ 9.184           0
                                 2009       $ 9.184      $12.066           0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.880           0
                                 2005       $10.880      $10.988           0
                                 2006       $10.988      $12.604           0
                                 2007       $12.604      $12.750           0
                                 2008       $12.750      $ 7.928           0
                                 2009       $ 7.928      $ 9.220           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.127           0
                                 2005       $11.127      $11.388           0
                                 2006       $11.388      $12.018           0
                                 2007       $12.018      $14.255           0
                                 2008       $14.255      $ 8.610           0
                                 2009       $ 8.610      $12.258           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.110           0
                                 2005       $11.110      $11.761           0
                                 2006       $11.761      $12.912           0
                                 2007       $12.912      $12.701           0
                                 2008       $12.701      $ 7.533           0
                                 2009       $ 7.533      $ 9.329           0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.685           0
                                 2003       $10.685      $13.031       1,551
                                 2004       $13.031      $13.994       1,544
                                 2005       $13.994      $14.191           0
                                 2006       $14.191      $15.388           0
                                 2007       $15.388      $15.574           0
                                 2008       $15.574      $ 8.589           0
                                 2009       $ 8.589      $10.215           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.095           0
                                 2005       $10.095      $10.105           0
                                 2006       $10.105      $10.371           0
                                 2007       $10.371      $10.558           0
                                 2008       $10.558      $ 6.291           0
                                 2009       $ 6.291      $ 6.711           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.248           0
                                 2004       $12.248      $12.772           0
                                 2005       $12.772      $13.100           0
                                 2006       $13.100      $13.799           0
                                 2007       $13.799      $15.365           0
                                 2008       $15.365      $ 8.166           0
                                 2009       $ 8.166      $11.513           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.137           0
                                 2003       $10.137      $14.165       3,007
                                 2004       $14.165      $16.471       2,885
                                 2005       $16.471      $18.376       4,852
                                 2006       $18.376      $21.096           0
                                 2007       $21.096      $21.886           0
                                 2008       $21.886      $12.773           0
                                 2009       $12.773      $17.410           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.650           0
                                 2003       $10.650      $12.895         970
                                 2004       $12.895      $13.714         921
                                 2005       $13.714      $13.683         875
                                 2006       $13.683      $14.619           0
                                 2007       $14.619      $14.230           0
                                 2008       $14.230      $ 2.982           0
                                 2009       $ 2.982      $ 3.674           0
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.166           0
                                 2003       $10.166      $12.572       4,230
                                 2004       $12.572      $13.422       5,016
                                 2005       $13.422      $13.882         835
                                 2006       $13.882      $15.583           0
                                 2007       $15.583      $15.873           0
                                 2008       $15.873      $ 9.528           0
                                 2009       $ 9.528      $11.928           0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.342           0
                                 2003       $10.342      $14.592         850
                                 2004       $14.592      $17.010         815
                                 2005       $17.010      $18.255         782
                                 2006       $18.255      $20.474           0
                                 2007       $20.474      $19.744           0
                                 2008       $19.744      $11.972           0
                                 2009       $11.972      $16.029           0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.049           0
                                 2003       $10.049      $12.330           0
                                 2004       $12.330      $14.403           0
                                 2005       $14.403      $15.778           0
                                 2006       $15.778      $15.850           0
                                 2007       $15.850      $16.437           0
                                 2008       $16.437      $ 8.164           0
                                 2009       $ 8.164      $10.562           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.540           0
                                 2003       $10.540      $12.078       2,178
                                 2004       $12.078      $12.810       1,961
                                 2005       $12.810      $12.841       3,145
                                 2006       $12.841      $13.469           0
                                 2007       $13.469      $14.430       1,331
                                 2008       $14.430      $12.070         847
                                 2009       $12.070      $13.979         701

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.377           0
                                 2003       $10.377      $12.372           0
                                 2004       $12.372      $13.203           0
                                 2005       $13.203      $13.815           0
                                 2006       $13.815      $15.251           0
                                 2007       $15.251      $15.354           0
                                 2008       $15.354      $10.013           0
                                 2009       $10.013      $13.242           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.786           0
                                 2003       $10.786      $13.439         824
                                 2004       $13.439      $14.605         697
                                 2005       $14.605      $15.033       1,497
                                 2006       $15.033      $17.045           0
                                 2007       $17.045      $15.663         804
                                 2008       $15.663      $ 9.391         780
                                 2009       $ 9.391      $11.924         622
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.713           0
                                 2003       $ 9.713      $11.247           0
                                 2004       $11.247      $11.785           0
                                 2005       $11.785      $13.049           0
                                 2006       $13.049      $13.120           0
                                 2007       $13.120      $12.754           0
                                 2008       $12.754      $10.345           0
                                 2009       $10.345      $12.750           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.729           0
                                 2003       $10.729      $13.280         960
                                 2004       $13.280      $14.358         912
                                 2005       $14.358      $14.479         866
                                 2006       $14.479      $15.654           0
                                 2007       $15.654      $15.737           0
                                 2008       $15.737      $11.380           0
                                 2009       $11.380      $16.716           0
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.174           0
                                 2003       $10.174      $10.391       5,011
                                 2004       $10.391      $10.614       4,774
                                 2005       $10.614      $10.628       6,240
                                 2006       $10.628      $10.865           0
                                 2007       $10.865      $11.181       4,245
                                 2008       $11.181      $ 8.320       3,650
                                 2009       $ 8.320      $11.934       3,378

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.593           0
                                 2003       $10.593      $13.317       2,861
                                 2004       $13.317      $15.134       2,745
                                 2005       $15.134      $16.610       2,645
                                 2006       $16.610      $20.751           0
                                 2007       $20.751      $21.992           0
                                 2008       $21.992      $12.056           0
                                 2009       $12.056      $14.696           0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.396           0
                                 2003       $10.396      $12.928           0
                                 2004       $12.928      $14.243           0
                                 2005       $14.243      $15.159           0
                                 2006       $15.159      $16.894           0
                                 2007       $16.894      $15.669           0
                                 2008       $15.669      $ 9.264           0
                                 2009       $ 9.264      $11.854           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.974           0
                                 2003       $ 9.974      $ 9.804       1,107
                                 2004       $ 9.804      $ 9.653           0
                                 2005       $ 9.653      $ 9.681       6,241
                                 2006       $ 9.681      $ 9.886           0
                                 2007       $ 9.886      $10.131           0
                                 2008       $10.131      $10.163           0
                                 2009       $10.163      $ 9.962           0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.367           0
                                 2003       $10.367      $13.420           0
                                 2004       $13.420      $14.490           0
                                 2005       $14.490      $15.591           0
                                 2006       $15.591      $16.556           0
                                 2007       $16.556      $17.121           0
                                 2008       $17.121      $10.257           0
                                 2009       $10.257      $13.257           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.192           0
                                 2003       $11.192      $14.502         862
                                 2004       $14.502      $16.373         823
                                 2005       $16.373      $16.959       2,566
                                 2006       $16.959      $19.246           0
                                 2007       $19.246      $17.902           0
                                 2008       $17.902      $ 9.672           0
                                 2009       $ 9.672      $ 9.100           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.631           0
                                 2003       $10.631      $13.031         885
                                 2004       $13.031      $13.710         845
                                 2005       $13.710      $14.082         807
                                 2006       $14.082      $15.333           0
                                 2007       $15.333      $15.079           0
                                 2008       $15.079      $ 9.064           0
                                 2009       $ 9.064      $11.807           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.503           0
                                 2003       $10.503      $12.024       1,287
                                 2004       $12.024      $12.726       1,281
                                 2005       $12.726      $12.946       1,275
                                 2006       $12.946      $14.173           0
                                 2007       $14.173      $13.993       1,264
                                 2008       $13.993      $ 8.113       1,258
                                 2009       $ 8.113      $ 9.969       1,250
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.457           0
                                 2003       $11.457      $13.989       1,186
                                 2004       $13.989      $16.638       1,181
                                 2005       $16.638      $17.670       1,175
                                 2006       $17.670      $21.957           0
                                 2007       $21.957      $25.756       1,165
                                 2008       $25.756      $17.510       1,160
                                 2009       $17.510      $18.387       1,152
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.361           0
                                 2003       $10.361      $13.495       1,349
                                 2004       $13.495      $15.656       1,255
                                 2005       $15.656      $17.175       1,667
                                 2006       $17.175      $17.715           0
                                 2007       $17.715      $17.985         488
                                 2008       $17.985      $ 9.579         492
                                 2009       $ 9.579      $12.999         375
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.098           0
                                 2003       $10.098      $12.337       1,759
                                 2004       $12.337      $12.674       1,660
                                 2005       $12.674      $13.103       2,554
                                 2006       $13.103      $13.514           0
                                 2007       $13.514      $13.946         987
                                 2008       $13.946      $ 8.589         873
                                 2009       $ 8.589      $13.769         546

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.084         751
                                 2005       $11.084      $12.047         722
                                 2006       $12.047      $12.364           0
                                 2007       $12.364      $14.220           0
                                 2008       $14.220      $ 7.394           0
                                 2009       $ 7.394      $11.310           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.297           0
                                 2005       $11.297      $11.505           0
                                 2006       $11.505      $13.059           0
                                 2007       $13.059      $12.474           0
                                 2008       $12.474      $ 7.832           0
                                 2009       $ 7.832      $ 9.837           0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.641           0
                                 2003       $10.641      $13.289       1,118
                                 2004       $13.289      $14.833       1,067
                                 2005       $14.833      $15.920       2,433
                                 2006       $15.920      $18.060           0
                                 2007       $18.060      $18.108           0
                                 2008       $18.108      $12.006           0
                                 2009       $12.006      $14.574           0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.835           0
                                 2005       $ 9.835      $ 9.854           0
                                 2006       $ 9.854      $10.040           0
                                 2007       $10.040      $10.257           0
                                 2008       $10.257      $10.212           0
                                 2009       $10.212      $ 9.997           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.400           0
                                 2003       $ 9.400      $11.680           0
                                 2004       $11.680      $12.199           0
                                 2005       $12.199      $12.844           0
                                 2006       $12.844      $12.893           0
                                 2007       $12.893      $14.708           0
                                 2008       $14.708      $ 7.320           0
                                 2009       $ 7.320      $11.859           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.047           0
                                 2003       $11.047      $13.806         242
                                 2004       $13.806      $14.864         230
                                 2005       $14.864      $16.304         219
                                 2006       $16.304      $17.671           0
                                 2007       $17.671      $18.387           0
                                 2008       $18.387      $15.290           0
                                 2009       $15.290      $19.459           0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.922           0
                                 2005       $10.922      $11.472           0
                                 2006       $11.472      $12.633           0
                                 2007       $12.633      $12.770           0
                                 2008       $12.770      $ 9.657           0
                                 2009       $ 9.657      $11.570           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.719       1,033
                                 2005       $10.719      $12.133         987
                                 2006       $12.133      $12.355         944
                                 2007       $12.355      $14.730           0
                                 2008       $14.730      $ 7.320           0
                                 2009       $ 7.320      $11.854           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.694           0
                                 2005       $10.694      $12.080           0
                                 2006       $12.080      $12.266           0
                                 2007       $12.266      $14.595           0
                                 2008       $14.595      $ 7.231           0
                                 2009       $ 7.231      $11.679           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.030           0
                                 2005       $11.030      $12.081           0
                                 2006       $12.081      $14.359           0
                                 2007       $14.359      $15.417           0
                                 2008       $15.417      $10.715           0
                                 2009       $10.715      $13.579           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.793           0
                                 2007       $ 9.793      $11.743           0
                                 2008       $11.743      $ 6.108           0
                                 2009       $ 6.108      $ 9.402           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.538           0
                                 2004       $13.538      $15.751           0
                                 2005       $15.751      $17.392           0
                                 2006       $17.392      $19.025           0
                                 2007       $19.025      $19.158           0
                                 2008       $19.158      $11.161           0
                                 2009       $11.161      $16.008           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.260       1,140
                                 2005       $11.260      $12.370       1,095
                                 2006       $12.370      $14.605       1,055
                                 2007       $14.605      $15.404           0
                                 2008       $15.404      $ 8.845           0
                                 2009       $ 8.845      $12.043           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.254           0
                                 2005       $11.254      $12.345           0
                                 2006       $12.345      $14.566           0
                                 2007       $14.566      $15.348           0
                                 2008       $15.348      $ 8.794           0
                                 2009       $ 8.794      $11.969           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.689           0
                                 2003       $10.689      $14.439           0
                                 2004       $14.439      $19.218           0
                                 2005       $19.218      $21.947           0
                                 2006       $21.947      $29.555           0
                                 2007       $29.555      $23.911           0
                                 2008       $23.911      $14.486           0
                                 2009       $14.486      $18.206           0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.231           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
   PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION
            (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003

                          MORTALITY & EXPENSE = 2.05



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.224           0
                                 2007       $10.224      $11.723           0
                                 2008       $11.723      $ 6.568           0
                                 2009       $ 6.568      $ 8.698           0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.415           0
                                 2007       $10.415      $11.038       1,221
                                 2008       $11.038      $ 8.075           0
                                 2009       $ 8.075      $ 9.785           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.445           0
                                 2007       $10.445      $11.227           0
                                 2008       $11.227      $ 7.375           0
                                 2009       $ 7.375      $ 9.269           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.454           0
                                 2007       $10.454      $11.350           0
                                 2008       $11.350      $ 6.860           0
                                 2009       $ 6.860      $ 8.798           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.306           0
                                 2007       $10.306      $10.670           0
                                 2008       $10.670      $ 9.314           0
                                 2009       $ 9.314      $10.439           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.703           0
                                 2007       $ 9.703      $11.601           0
                                 2008       $11.601      $ 6.263           0
                                 2009       $ 6.263      $ 8.843           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.776           0
                                 2007       $10.776      $11.079           0
                                 2008       $11.079      $ 6.806           0
                                 2009       $ 6.806      $ 8.403           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.835           0
                                 2007       $ 9.835      $11.088           0
                                 2008       $11.088      $ 6.546           0
                                 2009       $ 6.546      $ 8.943           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.687      $13.322         255
                                 2004       $13.322      $14.406         263
                                 2005       $14.406      $14.579         269
                                 2006       $14.579      $16.642           0
                                 2007       $16.642      $15.664         277
                                 2008       $15.664      $ 9.931         239
                                 2009       $ 9.931      $12.286         247
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.191           0
                                 2005       $11.191      $11.116           0
                                 2006       $11.116      $12.850           0
                                 2007       $12.850      $13.033       1,024
                                 2008       $13.033      $ 8.962           0
                                 2009       $ 8.962      $11.880           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.508           0
                                 2005       $10.508      $10.382           0
                                 2006       $10.382      $11.256           0
                                 2007       $11.256      $11.688           0
                                 2008       $11.688      $ 7.481           0
                                 2009       $ 7.481      $ 9.488           0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.807      $15.463           0
                                 2004       $15.463      $16.851           0
                                 2005       $16.851      $17.264           0
                                 2006       $17.264      $18.345           0
                                 2007       $18.345      $19.948           0
                                 2008       $19.948      $11.213           0
                                 2009       $11.213      $15.739           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.027      $14.486          0
                                 2004       $14.486      $17.525          0
                                 2005       $17.525      $18.635          0
                                 2006       $18.635      $21.313          0
                                 2007       $21.313      $20.337        200
                                 2008       $20.337      $13.317          0
                                 2009       $13.317      $16.814          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.207          0
                                 2005       $10.207      $10.219          0
                                 2006       $10.219      $10.392          0
                                 2007       $10.392      $10.830          0
                                 2008       $10.830      $11.390          0
                                 2009       $11.390      $11.480          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.970          0
                                 2007       $10.970      $11.993          0
                                 2008       $11.993      $ 8.388          0
                                 2009       $ 8.388      $10.112          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.587      $12.620         89
                                 2004       $12.620      $13.896         91
                                 2005       $13.896      $15.019         88
                                 2006       $15.019      $17.383          0
                                 2007       $17.383      $17.583         83
                                 2008       $17.583      $10.810         73
                                 2009       $10.810      $13.320         76
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.661      $16.786          0
                                 2004       $16.786      $20.465          0
                                 2005       $20.465      $25.496          0
                                 2006       $25.496      $31.929          0
                                 2007       $31.929      $40.194        160
                                 2008       $40.194      $18.582          0
                                 2009       $18.582      $31.354          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.265      $13.527          0
                                 2004       $13.527      $15.675          0
                                 2005       $15.675      $16.883          0
                                 2006       $16.883      $20.046          0
                                 2007       $20.046      $22.623        465
                                 2008       $22.623      $13.186          0
                                 2009       $13.186      $17.665          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.570      $12.821          0
                                 2004       $12.821      $14.381          0
                                 2005       $14.381      $13.627          0
                                 2006       $13.627      $15.024          0
                                 2007       $15.024      $16.301          0
                                 2008       $16.301      $16.925          0
                                 2009       $16.925      $19.638          0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.894          0
                                 2005       $10.894      $11.391          0
                                 2006       $11.391      $12.767          0
                                 2007       $12.767      $13.318        997
                                 2008       $13.318      $ 9.287          0
                                 2009       $ 9.287      $11.437          0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.346          0
                                 2005       $10.346      $10.247          0
                                 2006       $10.247      $10.952          0
                                 2007       $10.952      $11.368        758
                                 2008       $11.368      $ 9.165          0
                                 2009       $ 9.165      $12.033          0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.878          0
                                 2005       $10.878      $10.981          0
                                 2006       $10.981      $12.590          0
                                 2007       $12.590      $12.729          0
                                 2008       $12.729      $ 7.911          0
                                 2009       $ 7.911      $ 9.196          0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.126          0
                                 2005       $11.126      $11.380          0
                                 2006       $11.380      $12.004          0
                                 2007       $12.004      $14.231          0
                                 2008       $14.231      $ 8.592          0
                                 2009       $ 8.592      $12.225          0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.109          0
                                 2005       $11.109      $11.754          0
                                 2006       $11.754      $12.897          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.897      $12.680           0
                                 2008       $12.680      $ 7.517           0
                                 2009       $ 7.517      $ 9.304           0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.092      $13.026         172
                                 2004       $13.026      $13.982         181
                                 2005       $13.982      $14.171         186
                                 2006       $14.171      $15.359           0
                                 2007       $15.359      $15.537         185
                                 2008       $15.537      $ 8.564         185
                                 2009       $ 8.564      $10.180         200
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.093           0
                                 2005       $10.093      $10.098           0
                                 2006       $10.098      $10.360           0
                                 2007       $10.360      $10.540       1,572
                                 2008       $10.540      $ 6.278           0
                                 2009       $ 6.278      $ 6.693           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.243           0
                                 2004       $12.243      $12.671           0
                                 2005       $12.761      $13.083           0
                                 2006       $13.083      $13.773           0
                                 2007       $13.773      $15.329           0
                                 2008       $15.329      $ 8.142           0
                                 2009       $ 8.142      $11.474           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.068      $14.160          81
                                 2004       $14.160      $16.456          77
                                 2005       $16.456      $18.351          72
                                 2006       $18.351      $21.057           0
                                 2007       $21.057      $21.834          67
                                 2008       $21.834      $12.736          63
                                 2009       $12.736      $17.350          59
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.714      $12.890          86
                                 2004       $12.890      $13.702          91
                                 2005       $13.702      $13.665          97
                                 2006       $13.665      $14.592           0
                                 2007       $14.592      $14.197         101
                                 2008       $14.197      $ 2.973         274
                                 2009       $ 2.973      $ 3.661         278

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.448      $12.568         0
                                 2004       $12.568      $13.410         0
                                 2005       $13.410      $13.863         0
                                 2006       $13.863      $15.554         0
                                 2007       $15.554      $15.835         0
                                 2008       $15.835      $ 9.500         0
                                 2009       $ 9.500      $11.888         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.698      $14.587         0
                                 2004       $14.587      $16.995         0
                                 2005       $16.995      $18.230         0
                                 2006       $18.230      $20.435         0
                                 2007       $20.435      $19.697         0
                                 2008       $19.697      $11.937         0
                                 2009       $11.937      $15.974         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.325      $12.326         0
                                 2004       $12.326      $14.391         0
                                 2005       $14.391      $15.756         0
                                 2006       $15.756      $15.820         0
                                 2007       $15.820      $16.397         0
                                 2008       $16.397      $ 8.141         0
                                 2009       $ 8.141      $10.526         0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.230      $12.074         0
                                 2004       $12.074      $12.799         0
                                 2005       $12.799      $12.823         0
                                 2006       $12.823      $13.443         0
                                 2007       $13.443      $14.396         0
                                 2008       $14.396      $12.035         0
                                 2009       $12.035      $13.931         0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.736      $12.367         0
                                 2004       $12.367      $13.192         0
                                 2005       $13.192      $13.796         0
                                 2006       $13.796      $15.223         0
                                 2007       $15.223      $15.317         0
                                 2008       $15.317      $ 9.984         0
                                 2009       $ 9.984      $13.197         0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.977      $13.434         0
                                 2004       $13.434      $14.593         0
                                 2005       $14.593      $15.013         0
                                 2006       $15.013      $17.013         0
                                 2007       $17.013      $15.625         0
                                 2008       $15.625      $ 9.364         0
                                 2009       $ 9.364      $11.883         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.218      $11.244         0
                                 2004       $11.244      $11.775         0
                                 2005       $11.775      $13.031         0
                                 2006       $13.031      $13.096         0
                                 2007       $13.096      $12.724         0
                                 2008       $12.724      $10.315         0
                                 2009       $10.315      $12.706         0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.848      $13.275         0
                                 2004       $13.275      $14.346         0
                                 2005       $14.346      $14.460         0
                                 2006       $14.460      $15.624         0
                                 2007       $15.624      $15.699         0
                                 2008       $15.699      $11.347         0
                                 2009       $11.347      $16.659         0
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.341      $10.388         0
                                 2004       $10.388      $10.605         0
                                 2005       $10.605      $10.613         0
                                 2006       $10.613      $10.845         0
                                 2007       $10.845      $11.155         0
                                 2008       $11.155      $ 8.296         0
                                 2009       $ 8.296      $11.894         0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.559      $13.312         0
                                 2004       $13.312      $15.122         0
                                 2005       $15.122      $16.587         0
                                 2006       $16.587      $20.712         0
                                 2007       $20.712      $21.939         0
                                 2008       $21.939      $12.021         0
                                 2009       $12.021      $14.646         0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.676      $12.923         0
                                 2004       $12.923      $14.231         0
                                 2005       $14.231      $15.138         0
                                 2006       $15.138      $16.863         0
                                 2007       $16.863      $15.631         0
                                 2008       $15.631      $ 9.237         0
                                 2009       $ 9.237      $11.814         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.922      $ 9.801         0
                                 2004       $ 9.801      $ 9.645         0
                                 2005       $ 9.645      $ 9.668         0
                                 2006       $ 9.668      $ 9.867         0
                                 2007       $ 9.867      $10.107         0
                                 2008       $10.107      $10.134         0
                                 2009       $10.134      $ 9.928         0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.963      $13.425         0
                                 2004       $13.425      $14.478         0
                                 2005       $14.478      $15.570         0
                                 2006       $15.570      $16.525         0
                                 2007       $16.525      $17.080         0
                                 2008       $17.080      $10.227         0
                                 2009       $10.227      $13.211         0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.304      $14.497         0
                                 2004       $14.497      $16.359         0
                                 2005       $16.359      $16.936         0
                                 2006       $16.936      $19.210         0
                                 2007       $19.210      $17.859         0
                                 2008       $17.859      $ 9.644         0
                                 2009       $ 9.644      $ 9.073         0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.825      $13.027         0
                                 2004       $13.027      $13.698         0
                                 2005       $13.698      $14.063         0
                                 2006       $14.063      $15.304         0
                                 2007       $15.304      $15.043         0
                                 2008       $15.043      $ 9.037         0
                                 2009       $ 9.037      $11.767         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.666      $12.020         0
                                 2004       $12.020      $12.715         0
                                 2005       $12.715      $12.928         0
                                 2006       $12.928      $14.146         0
                                 2007       $14.146      $13.959         0
                                 2008       $13.959      $ 8.089         0
                                 2009       $ 8.089      $ 9.935         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.629      $13.984          0
                                 2004       $13.984      $16.624          0
                                 2005       $16.624      $17.646          0
                                 2006       $17.646      $21.916          0
                                 2007       $21.916      $25.695          0
                                 2008       $25.695      $17.460          0
                                 2009       $17.460      $18.324          0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.782      $13.491          0
                                 2004       $13.491      $15.643          0
                                 2005       $15.643      $17.151          0
                                 2006       $17.151      $17.682          0
                                 2007       $17.682      $17.942          0
                                 2008       $17.942      $ 9.551          0
                                 2009       $ 9.551      $12.955          0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.563      $12.333          0
                                 2004       $12.333      $12.664          0
                                 2005       $12.664      $13.086          0
                                 2006       $13.086      $13.489          0
                                 2007       $13.489      $13.913          0
                                 2008       $13.913      $ 8.564          0
                                 2009       $ 8.564      $13.722          0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.081        114
                                 2005       $11.081      $12.037        110
                                 2006       $12.037      $12.347          0
                                 2007       $12.347      $14.194        103
                                 2008       $14.194      $ 7.377        107
                                 2009       $ 7.377      $11.277         90
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.293          0
                                 2005       $11.293      $11.495          0
                                 2006       $11.495      $13.041          0
                                 2007       $13.041      $12.451          0
                                 2008       $12.451      $ 7.814          0
                                 2009       $ 7.814      $ 9.809          0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.763      $13.284          0
                                 2004       $13.284      $14.821          0
                                 2005       $14.821      $15.898          0
                                 2006       $15.898      $18.026          0
                                 2007       $18.026      $18.064          0
                                 2008       $18.064      $11.971          0
                                 2009       $11.971      $14.524          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000          0
                                 2004       $10.000      $ 9.830          0
                                 2005       $ 9.830      $ 9.844          0
                                 2006       $ 9.844      $10.025          0
                                 2007       $10.025      $10.236          0
                                 2008       $10.236      $10.186          0
                                 2009       $10.186      $ 9.966          0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.914      $11.676          0
                                 2004       $11.676      $12.188          0
                                 2005       $12.188      $12.826          0
                                 2006       $12.826      $12.869          0
                                 2007       $12.869      $14.673        326
                                 2008       $14.673      $ 7.299          0
                                 2009       $ 7.299      $11.819          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.272      $13.801          0
                                 2004       $13.801      $14.852          0
                                 2005       $14.852      $16.282          0
                                 2006       $16.282      $17.638          0
                                 2007       $17.638      $18.343          0
                                 2008       $18.343      $15.246          0
                                 2009       $15.246      $19.393          0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.918          0
                                 2005       $10.918      $11.462          0
                                 2006       $11.462      $12.616          0
                                 2007       $12.616      $12.746          0
                                 2008       $12.746      $ 9.634          0
                                 2009       $ 9.634      $11.536          0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.716        118
                                 2005       $10.716      $12.122        108
                                 2006       $12.122      $12.338        116
                                 2007       $12.338      $14.702        100
                                 2008       $14.702      $ 7.303        105
                                 2009       $ 7.303      $11.819         87
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.690          0
                                 2005       $10.690      $12.069          0
                                 2006       $12.069      $12.250          0
                                 2007       $12.250      $14.568          0
                                 2008       $14.568      $ 7.213          0
                                 2009       $ 7.213      $11.646          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $11.024         0
                                 2005       $11.024      $12.069         0
                                 2006       $12.069      $14.337         0
                                 2007       $14.337      $15.385         0
                                 2008       $15.385      $10.687         0
                                 2009       $10.687      $13.537         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.789         0
                                 2007       $ 9.789      $11.733         0
                                 2008       $11.733      $ 6.100         0
                                 2009       $ 6.100      $ 9.384         0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.533         0
                                 2004       $13.533      $15.737         0
                                 2005       $15.737      $17.368         0
                                 2006       $17.368      $18.990         0
                                 2007       $18.990      $19.112         0
                                 2008       $19.112      $11.128         0
                                 2009       $11.128      $15.954         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.256         0
                                 2005       $11.256      $12.360         0
                                 2006       $12.360      $14.585         0
                                 2007       $14.585      $15.375         0
                                 2008       $15.375      $ 8.824         0
                                 2009       $ 8.824      $12.009         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.250         0
                                 2005       $11.250      $12.335         0
                                 2006       $12.335      $14.546         0
                                 2007       $14.546      $15.320         0
                                 2008       $15.320      $ 8.773         0
                                 2009       $ 8.773      $11.935         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.363      $14.434         0
                                 2004       $14.434      $19.201         0
                                 2005       $19.201      $21.917         0
                                 2006       $21.917      $29.500         0
                                 2007       $29.500      $23.854         0
                                 2008       $23.854      $14.444         0
                                 2009       $14.444      $18.144         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.189         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
             INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 2.1



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.221           0
                                 2007       $10.221      $11.713       5,776
                                 2008       $11.713      $ 6.559      16,932
                                 2009       $ 6.559      $ 8.682      12,298
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.412           0
                                 2007       $10.412      $11.029           0
                                 2008       $11.029      $ 8.064           0
                                 2009       $ 8.064      $ 9.766           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.441           0
                                 2007       $10.441      $11.218           0
                                 2008       $11.218      $ 7.365           0
                                 2009       $ 7.365      $ 9.251       2,748
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.450           0
                                 2007       $10.450      $11.341           0
                                 2008       $11.341      $ 6.851           0
                                 2009       $ 6.851      $ 8.781           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.303           0
                                 2007       $10.303      $10.661           0
                                 2008       $10.661      $ 9.302           0
                                 2009       $ 9.302      $10.419      11,115

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.700           0
                                 2007       $ 9.700      $11.591       1,018
                                 2008       $11.591      $ 6.254       2,417
                                 2009       $ 6.254      $ 8.826       4,551
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.772           0
                                 2007       $10.772      $11.069       4,801
                                 2008       $11.069      $ 6.797       3,287
                                 2009       $ 6.797      $ 8.388       1,088
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.831           0
                                 2007       $ 9.831      $11.078       2,365
                                 2008       $11.078      $ 6.537       4,673
                                 2009       $ 6.537      $ 8.926       2,184
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.693      $13.325      56,233
                                 2004       $13.325      $14.401      60,453
                                 2005       $14.401      $14.567      50,594
                                 2006       $14.567      $16.620           0
                                 2007       $16.620      $15.635      45,934
                                 2008       $15.635      $ 9.908      30,705
                                 2009       $ 9.908      $12.251      29,535
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.187         827
                                 2005       $11.187      $11.107      17,109
                                 2006       $11.107      $12.833           0
                                 2007       $12.833      $13.008      16,513
                                 2008       $13.008      $ 8.941         141
                                 2009       $ 8.941      $11.846         140
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.507           0
                                 2005       $10.507      $10.375       3,623
                                 2006       $10.375      $11.243           0
                                 2007       $11.243      $11.669       2,893
                                 2008       $11.669      $ 7.465       6,904
                                 2009       $ 7.465      $ 9.462      12,320
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.814      $15.466           0
                                 2004       $15.466      $16.846           0
                                 2005       $16.846      $17.250           0
                                 2006       $17.250      $18.321           0
                                 2007       $18.321      $19.911           0
                                 2008       $19.911      $11.187           0
                                 2009       $11.187      $15.694           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.033      $14.489      10,342
                                 2004       $14.489      $17.519      11,238
                                 2005       $17.519      $18.620       9,659
                                 2006       $18.620      $21.285           0
                                 2007       $21.285      $20.300       9,718
                                 2008       $20.300      $13.285       5,977
                                 2009       $13.285      $16.766       6,615
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.204         203
                                 2005       $10.204      $10.211         202
                                 2006       $10.211      $10.378           0
                                 2007       $10.378      $10.809         202
                                 2008       $10.809      $11.363       3,241
                                 2009       $11.363      $11.447       5,433
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.966           0
                                 2007       $10.966      $11.983           0
                                 2008       $11.983      $ 8.377           0
                                 2009       $ 8.377      $10.093           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.593      $12.623      31,092
                                 2004       $12.623      $13.892      44,644
                                 2005       $13.892      $15.007      40,575
                                 2006       $15.007      $17.360           0
                                 2007       $17.360      $17.550      35,385
                                 2008       $17.550      $10.784      25,169
                                 2009       $10.784      $13.282      23,773
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.668      $16.790       6,770
                                 2004       $16.790      $20.459      11,426
                                 2005       $20.459      $25.476      10,322
                                 2006       $25.476      $31.887           0
                                 2007       $31.887      $40.120       9,002
                                 2008       $40.120      $18.539       5,816
                                 2009       $18.539      $31.264       5,414
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.371      $13.530      10,711
                                 2004       $13.530      $15.670      12,290
                                 2005       $15.670      $16.869      11,156
                                 2006       $16.869      $20.019           0
                                 2007       $20.019      $22.582       9,877
                                 2008       $22.582      $13.155       6,198
                                 2009       $13.155      $17.615       7,713

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.576      $12.824           0
                                 2004       $12.824      $14.377           0
                                 2005       $14.377      $13.616           0
                                 2006       $13.616      $15.004           0
                                 2007       $15.004      $16.271           0
                                 2008       $16.271      $16.886           0
                                 2009       $16.886      $19.582           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.893         151
                                 2005       $10.893      $11.384       3,815
                                 2006       $11.384      $12.752           0
                                 2007       $12.752      $13.296       3,727
                                 2008       $13.296      $ 9.267       2,910
                                 2009       $ 9.267      $11.406       1,058
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.344           0
                                 2005       $10.344      $10.240          99
                                 2006       $10.240      $10.940           0
                                 2007       $10.940      $11.349         594
                                 2008       $11.349      $ 9.145       2,051
                                 2009       $ 9.145      $12.001       3,260
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.877         100
                                 2005       $10.877      $10.974       3,246
                                 2006       $10.974      $12.575           0
                                 2007       $12.575      $12.708       4,044
                                 2008       $12.708      $ 7.894       2,751
                                 2009       $ 7.894      $ 9.171       1,978
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.125         368
                                 2005       $11.125      $11.373       2,536
                                 2006       $11.373      $11.991           0
                                 2007       $11.991      $14.208         474
                                 2008       $14.208      $ 8.573           0
                                 2009       $ 8.573      $12.192           0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.108         168
                                 2005       $11.108      $11.746       5,046
                                 2006       $11.746      $12.882           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.882      $12.658       4,438
                                 2008       $12.658      $ 7.500       3,567
                                 2009       $ 7.500      $ 9.279       6,040
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.098      $13.029      14,025
                                 2004       $13.029      $13.978      12,643
                                 2005       $13.978      $14.160       7,560
                                 2006       $14.160      $15.339           0
                                 2007       $15.339      $15.508       6,743
                                 2008       $15.508      $ 8.544       7,115
                                 2009       $ 8.544      $10.151       7,225
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.092           0
                                 2005       $10.092      $10.092      26,124
                                 2006       $10.092      $10.348           0
                                 2007       $10.348      $10.523      26,052
                                 2008       $10.523      $ 6.264      25,803
                                 2009       $ 6.264      $ 6.675      25,590
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2002       $10.000      $12.000          43
                                 2003       $12.000      $12.239      43,058
                                 2004       $12.239      $12.750          53
                                 2005       $12.750      $13.065      54,112
                                 2006       $13.065      $13.747           0
                                 2007       $13.747      $15.292      45,933
                                 2008       $15.292      $ 8.119      33,105
                                 2009       $ 8.119      $11.435      30,306
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.073      $14.163      11,470
                                 2004       $14.163      $16.452      15,388
                                 2005       $16.452      $18.336      15,286
                                 2006       $18.336      $21.029           0
                                 2007       $21.029      $21.794      15,140
                                 2008       $21.794      $12.706      11,208
                                 2009       $12.706      $17.301      10,632
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.721      $12.893      12,586
                                 2004       $12.893      $13.698      16,418
                                 2005       $13.698      $13.654      13,921
                                 2006       $13.654      $14.573           0
                                 2007       $14.573      $14.170       8,906
                                 2008       $14.170      $ 2.966      12,343
                                 2009       $ 2.966      $ 3.651      12,206

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.454      $12.571      14,215
                                 2004       $12.571      $13.406      15,310
                                 2005       $13.406      $13.852      20,489
                                 2006       $13.852      $15.534           0
                                 2007       $15.534      $15.806      16,848
                                 2008       $15.806      $ 9.478      18,196
                                 2009       $ 9.478      $11.854      19,383
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.704      $14.590       9,580
                                 2004       $14.590      $16.990      15,511
                                 2005       $16.990      $18.215      15,295
                                 2006       $18.215      $20.409           0
                                 2007       $20.409      $19.661      14,833
                                 2008       $19.661      $11.909       8,133
                                 2009       $11.909      $15.928       8,903
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.331      $12.328       8,874
                                 2004       $12.328      $14.387       9,092
                                 2005       $14.387      $15.743       6,987
                                 2006       $15.743      $15.799           0
                                 2007       $15.799      $16.367       6,561
                                 2008       $16.367      $ 8.122       4,930
                                 2009       $ 8.122      $10.496       4,794
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.237      $12.076      13,193
                                 2004       $12.076      $12.795      18,210
                                 2005       $12.795      $12.813      20,307
                                 2006       $12.813      $13.426           0
                                 2007       $13.426      $14.370      13,490
                                 2008       $14.370      $12.007      21,094
                                 2009       $12.007      $13.891      18,987
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.742      $12.370           0
                                 2004       $12.370      $13.188       1,610
                                 2005       $13.188      $13.785       1,761
                                 2006       $13.785      $15.203           0
                                 2007       $15.203      $15.289       1,755
                                 2008       $15.289      $ 9.961       1,601
                                 2009       $ 9.961      $13.159       1,599
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.983      $13.437       9,745
                                 2004       $13.437      $14.588       7,094
                                 2005       $14.588      $15.001       6,894

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $15.001      $16.990           0
                                 2007       $16.990      $15.597      12,934
                                 2008       $15.597      $ 9.342      11,201
                                 2009       $ 9.342      $11.849       9,815
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.224      $11.246       1,009
                                 2004       $11.246      $11.771       1,103
                                 2005       $11.771      $13.020         188
                                 2006       $13.020      $13.078           0
                                 2007       $13.078      $12.701         353
                                 2008       $12.701      $10.291          80
                                 2009       $10.291      $12.670          79
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.854      $13.278      19,078
                                 2004       $13.278      $14.342      15,703
                                 2005       $14.342      $14.448      12,964
                                 2006       $14.448      $15.604           0
                                 2007       $15.604      $15.671      10,652
                                 2008       $15.671      $11.320       6,530
                                 2009       $11.320      $16.612       6,376
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.347      $10.390      24,092
                                 2004       $10.390      $10.602      27,240
                                 2005       $10.602      $10.604      27,761
                                 2006       $10.604      $10.831           0
                                 2007       $10.831      $11.134      18,826
                                 2008       $11.134      $ 8.276      17,493
                                 2009       $ 8.276      $11.860      18,081
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.565      $13.315       2,786
                                 2004       $13.315      $15.117       3,263
                                 2005       $15.117      $16.574       3,350
                                 2006       $16.574      $20.685           0
                                 2007       $20.685      $21.899       3,683
                                 2008       $21.899      $11.992       2,661
                                 2009       $11.992      $14.604       2,560
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.682      $12.926       2,900
                                 2004       $12.926      $14.227       1,981
                                 2005       $14.227      $15.126       1,162
                                 2006       $15.126      $16.840           0
                                 2007       $16.840      $15.602         526
                                 2008       $15.602      $ 9.216         441
                                 2009       $ 9.216      $11.780         438

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.928      $ 9.803       7,499
                                 2004       $ 9.803      $ 9.642      13,154
                                 2005       $ 9.642      $ 9.660      13,049
                                 2006       $ 9.660      $ 9.854           0
                                 2007       $ 9.854      $10.088      14,874
                                 2008       $10.088      $10.110      91,092
                                 2009       $10.110      $ 9.899      77,395
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.969      $13.428           0
                                 2004       $13.428      $14.473         160
                                 2005       $14.473      $15.557         160
                                 2006       $15.557      $16.503           0
                                 2007       $16.503      $17.049         239
                                 2008       $17.049      $10.203         160
                                 2009       $10.203      $13.174         159
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.310      $14.500           0
                                 2004       $14.500      $16.354       5,801
                                 2005       $16.354      $16.923       7,570
                                 2006       $16.923      $19.184           0
                                 2007       $19.184      $17.826       9,551
                                 2008       $17.826      $ 9.622       7,474
                                 2009       $ 9.622      $ 9.051           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.831      $13.030       7,832
                                 2004       $13.030      $13.694       4,401
                                 2005       $13.694      $14.052       4,195
                                 2006       $14.052      $15.284           0
                                 2007       $15.284      $15.016       3,095
                                 2008       $15.016      $ 9.016       2,779
                                 2009       $ 9.016      $11.733       2,593
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.672      $12.022       2,542
                                 2004       $12.022      $12.711       2,240
                                 2005       $12.711      $12.918           0
                                 2006       $12.918      $14.128           0
                                 2007       $14.128      $13.934       1,413
                                 2008       $13.934      $ 8.070       1,403
                                 2009       $ 8.070      $ 9.906           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.636      $13.987       4,581
                                 2004       $13.987      $16.619       3,966
                                 2005       $16.619      $17.632       3,566
                                 2006       $17.632      $21.887           0
                                 2007       $21.887      $25.648       3,048
                                 2008       $25.648      $17.419       2,687
                                 2009       $17.419      $18.272       2,478
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.788      $13.494       1,923
                                 2004       $13.494      $15.638       1,854
                                 2005       $15.638      $17.137         483
                                 2006       $17.137      $17.659           0
                                 2007       $17.659      $17.909       1,365
                                 2008       $17.909      $ 9.529       1,318
                                 2009       $ 9.529      $12.918       1,224
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.569      $12.336       6,267
                                 2004       $12.336      $12.660       4,428
                                 2005       $12.660      $13.075       4,467
                                 2006       $13.075      $13.471           0
                                 2007       $13.471      $13.887       4,164
                                 2008       $13.887      $ 8.544       4,492
                                 2009       $ 8.544      $13.683       5,900
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.077      21,249
                                 2005       $11.077      $12.027      13,435
                                 2006       $12.027      $12.331           0
                                 2007       $12.331      $14.167      12,106
                                 2008       $14.167      $ 7.359       7,216
                                 2009       $ 7.359      $11.244       6,935
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.289         372
                                 2005       $11.289      $11.485       4,699
                                 2006       $11.485      $13.023           0
                                 2007       $13.023      $12.427       3,439
                                 2008       $12.427      $ 7.795       4,795
                                 2009       $ 7.795      $ 9.780       5,743
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.769      $13.287      27,411
                                 2004       $13.287      $14.816      27,691
                                 2005       $14.816      $15.885      25,944
                                 2006       $15.885      $18.002           0
                                 2007       $18.002      $18.031      19,582
                                 2008       $18.031      $11.943      12,734
                                 2009       $11.943      $14.483      14,225

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.825       2,787
                                 2005       $ 9.825      $ 9.834       2,940
                                 2006       $ 9.834      $10.010           0
                                 2007       $10.010      $10.215       3,075
                                 2008       $10.215      $10.160       1,884
                                 2009       $10.160      $ 9.936           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.920      $11.679      21,858
                                 2004       $11.679      $12.185      29,094
                                 2005       $12.185      $12.816      20,648
                                 2006       $12.816      $12.852           0
                                 2007       $12.852      $14.646      16,037
                                 2008       $14.646      $ 7.281       8,904
                                 2009       $ 7.281      $11.785       8,197
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.278      $13.804       1,746
                                 2004       $13.804      $14.847       1,629
                                 2005       $14.847      $16.269       1,304
                                 2006       $16.269      $17.615           0
                                 2007       $17.615      $18.310       1,268
                                 2008       $18.310      $15.210       1,038
                                 2009       $15.210      $19.338       1,506
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.915          99
                                 2005       $10.915      $11.452         503
                                 2006       $11.452      $12.598           0
                                 2007       $12.598      $12.722       3,276
                                 2008       $12.722      $ 9.611       2,662
                                 2009       $ 9.611      $11.503         509
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.712      52,855
                                 2005       $10.712      $12.112      42,183
                                 2006       $12.112      $12.321      41,924
                                 2007       $12.321      $14.674      36,954
                                 2008       $14.674      $ 7.285      18,840
                                 2009       $ 7.285      $11.785      15,780
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.687         107
                                 2005       $10.687      $12.059         106
                                 2006       $12.059      $12.233           0
                                 2007       $12.233      $14.540         106
                                 2008       $14.540      $ 7.196         106
                                 2009       $ 7.196      $11.612         106

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANC HISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $11.019         456
                                 2005       $11.019      $12.057       3,011
                                 2006       $12.057      $14.315           0
                                 2007       $14.315      $15.354       7,294
                                 2008       $15.354      $10.660      17,190
                                 2009       $10.660      $13.495      11,930
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.786           0
                                 2007       $ 9.786      $11.723         225
                                 2008       $11.723      $ 6.091         147
                                 2009       $ 6.091      $ 9.366       1,318
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.529       2,339
                                 2004       $13.529      $15.724       2,960
                                 2005       $15.724      $17.345         977
                                 2006       $17.345      $18.954           0
                                 2007       $18.954      $19.066         787
                                 2008       $19.066      $11.096         187
                                 2009       $11.096      $15.899         860
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.253      16,546
                                 2005       $11.253      $12.349      15,700
                                 2006       $12.349      $14.565      18,244
                                 2007       $14.565      $15.346      15,669
                                 2008       $15.346      $ 8.803       9,201
                                 2009       $ 8.803      $11.974       8,864
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.246           0
                                 2005       $11.246      $12.324           0
                                 2006       $12.324      $14.526           0
                                 2007       $14.526      $15.291           0
                                 2008       $15.291      $ 8.752           0
                                 2009       $ 8.752      $11.900         929
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.370      $14.437         139
                                 2004       $14.437      $19.196       2,385
                                 2005       $19.196      $21.900       3,662
                                 2006       $21.900      $29.461           0
                                 2007       $29.461      $23.811       2,949
                                 2008       $23.811      $14.411       3,157
                                 2009       $14.411      $18.092       3,081

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.154       7,603



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*
   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
  PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION,
  BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)
                          MORTALITY & EXPENSE = 2.15



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.217         0
                                 2007       $10.217      $11.703         0
                                 2008       $11.703      $ 6.550         0
                                 2009       $ 6.550      $ 8.665         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.408         0
                                 2007       $10.408      $11.019         0
                                 2008       $11.019      $ 8.053         0
                                 2009       $ 8.053      $ 9.748         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.438         0
                                 2007       $10.438      $11.208         0
                                 2008       $11.208      $ 7.355         0
                                 2009       $ 7.355      $ 9.234         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.446         0
                                 2007       $10.446      $11.331         0
                                 2008       $11.331      $ 6.841         0
                                 2009       $ 6.841      $ 8.765         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.299         0
                                 2007       $10.299      $10.652         0
                                 2008       $10.652      $ 9.289         0
                                 2009       $ 9.289      $10.400         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.696         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.696      $11.581           0
                                 2008       $11.581      $ 6.246           0
                                 2009       $ 6.246      $ 8.809           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.768           0
                                 2007       $10.768      $11.060           0
                                 2008       $11.060      $ 6.787           0
                                 2009       $ 6.787      $ 8.372           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.828           0
                                 2007       $ 9.828      $11.069           0
                                 2008       $11.069      $ 6.528           0
                                 2009       $ 6.528      $ 8.910           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.836           0
                                 2003       $10.836      $13.302          46
                                 2004       $13.302      $14.369         984
                                 2005       $14.369      $14.527       5,100
                                 2006       $14.527      $16.565           0
                                 2007       $16.565      $15.576       5,434
                                 2008       $15.576      $ 9.865       5,184
                                 2009       $ 9.865      $12.193       5,388
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.183           0
                                 2005       $11.183      $11.097           0
                                 2006       $11.097      $12.815           0
                                 2007       $12.815      $12.984           0
                                 2008       $12.984      $ 8.919           0
                                 2009       $ 8.919      $11.812           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.505           0
                                 2005       $10.505      $10.369       7,801
                                 2006       $10.369      $11.230           0
                                 2007       $11.230      $11.650       7,999
                                 2008       $11.650      $ 7.448       7,597
                                 2009       $ 7.448      $ 9.437       7,716
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.519           0
                                 2003       $11.519      $15.439         903
                                 2004       $15.439      $16.808         899
                                 2005       $16.808      $17.202         895
                                 2006       $17.202      $18.261         891
                                 2007       $18.261      $19.836         887

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $19.836      $11.139         882
                                 2009       $11.139      $15.619         875
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.209           0
                                 2003       $11.209      $14.464         167
                                 2004       $14.464      $17.480         151
                                 2005       $17.480      $18.569       4,485
                                 2006       $18.569      $21.216           0
                                 2007       $21.216      $20.223       4,725
                                 2008       $20.223      $13.229       4,408
                                 2009       $13.229      $16.686       4,406
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.200           0
                                 2005       $10.200      $10.202           0
                                 2006       $10.202      $10.364           0
                                 2007       $10.364      $10.789           0
                                 2008       $10.789      $11.336           0
                                 2009       $11.336      $11.414           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.962           0
                                 2007       $10.962      $11.973           0
                                 2008       $11.973      $ 8.365           0
                                 2009       $ 8.365      $10.074           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.310           0
                                 2003       $10.310      $12.601         270
                                 2004       $12.601      $13.861         927
                                 2005       $13.861      $14.966       4,464
                                 2006       $14.966      $17.303           0
                                 2007       $17.303      $17.484       4,354
                                 2008       $17.484      $10.738       4,171
                                 2009       $10.738      $13.219       4,370
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.217           0
                                 2003       $11.217      $16.761           0
                                 2004       $16.761      $20.413           0
                                 2005       $20.413      $25.406       1,486
                                 2006       $25.406      $31.783           0
                                 2007       $31.783      $39.969       1,088
                                 2008       $39.969      $18.460       1,419
                                 2009       $18.460      $31.115       1,110

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.460           0
                                 2003       $10.460      $13.507         982
                                 2004       $13.507      $15.635         978
                                 2005       $15.635      $16.823       5,141
                                 2006       $16.823      $19.954           0
                                 2007       $19.954      $22.496       4,555
                                 2008       $22.496      $13.098       4,671
                                 2009       $13.098      $17.530       4,592
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.706           0
                                 2003       $10.706      $12.801           0
                                 2004       $12.081      $14.344           0
                                 2005       $14.344      $13.578           0
                                 2006       $13.578      $14.955           0
                                 2007       $14.955      $16.210           0
                                 2008       $16.210      $16.813           0
                                 2009       $16.813      $19.488           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.891           0
                                 2005       $10.891      $11.376           0
                                 2006       $11.376      $12.738           0
                                 2007       $12.738      $13.274           0
                                 2008       $13.274      $ 9.247           0
                                 2009       $ 9.247      $11.376           0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.343           0
                                 2005       $10.343      $10.234           0
                                 2006       $10.234      $10.927           0
                                 2007       $10.927      $11.330           0
                                 2008       $11.330      $ 9.125           0
                                 2009       $ 9.125      $11.969           0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.875           0
                                 2005       $10.875      $10.967           0
                                 2006       $10.967      $12.561           0
                                 2007       $12.561      $12.687           0
                                 2008       $12.687      $ 7.877           0
                                 2009       $ 7.877      $ 9.146           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.123           0
                                 2005       $11.123      $11.366           0
                                 2006       $11.366      $11.977           0
                                 2007       $11.977      $14.184           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.184      $ 8.554           0
                                 2009       $ 8.554      $12.159           0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.106           0
                                 2005       $11.106      $11.739       4,594
                                 2006       $11.739      $12.867           0
                                 2007       $12.867      $12.637       4,916
                                 2008       $12.637      $ 7.484       5,110
                                 2009       $ 7.484      $ 9.254       5,241
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.681           0
                                 2003       $10.681      $13.007          46
                                 2004       $13.007      $13.946          33
                                 2005       $13.946      $14.121          33
                                 2006       $14.121      $15.289           0
                                 2007       $15.289      $15.450          34
                                 2008       $15.450      $ 8.507          41
                                 2009       $ 8.507      $10.102          43
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.091           0
                                 2005       $10.091      $10.085           0
                                 2006       $10.085      $10.336           0
                                 2007       $10.336      $10.505           0
                                 2008       $10.505      $ 6.251           0
                                 2009       $ 6.251      $ 6.657           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.235           0
                                 2004       $12.235      $12.739           0
                                 2005       $12.739      $13.047           0
                                 2006       $13.047      $13.721           0
                                 2007       $13.721      $15.255           0
                                 2008       $15.255      $ 8.095           0
                                 2009       $ 8.095      $11.396           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.134           0
                                 2003       $10.134      $14.139           0
                                 2004       $14.139      $16.415         278
                                 2005       $16.415      $18.286         261
                                 2006       $18.286      $20.960           0
                                 2007       $20.960      $21.712         242
                                 2008       $21.712      $12.651         248
                                 2009       $12.651      $17.218         230

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.646           0
                                 2003       $10.646      $12.871         929
                                 2004       $12.871      $13.667       1,893
                                 2005       $13.667      $13.616       1,621
                                 2006       $13.616      $14.525           0
                                 2007       $14.525      $14.117       1,658
                                 2008       $14.117      $ 2.954       3,030
                                 2009       $ 2.954      $ 3.633       3,092
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.163           0
                                 2003       $10.163      $12.549       2,096
                                 2004       $12.549      $13.376       2,072
                                 2005       $13.376      $13.814       2,063
                                 2006       $13.814      $15.483           0
                                 2007       $15.483      $15.746       2,044
                                 2008       $15.746      $ 9.438       2,043
                                 2009       $ 9.438      $11.797       2,023
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.339           0
                                 2003       $10.339      $14.565       1,129
                                 2004       $14.565      $16.952       1,124
                                 2005       $16.952      $18.165       1,099
                                 2006       $18.165      $20.342           0
                                 2007       $20.342      $19.587       1,079
                                 2008       $19.587      $11.858       1,021
                                 2009       $11.858      $15.852       1,012
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.046           0
                                 2003       $10.046      $12.307          46
                                 2004       $12.307      $14.355          32
                                 2005       $14.355      $15.700          29
                                 2006       $15.700      $15.748           0
                                 2007       $15.748      $16.306          32
                                 2008       $16.306      $ 8.087          47
                                 2009       $ 8.087      $10.446          43
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.536           0
                                 2003       $10.536      $12.055         408
                                 2004       $12.055      $12.766         764
                                 2005       $12.766      $12.777         712
                                 2006       $12.777      $13.382           0
                                 2007       $13.382      $14.315         669
                                 2008       $14.315      $11.955         387
                                 2009       $11.955      $13.825         413

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.373           0
                                 2003       $10.373      $12.349           0
                                 2004       $12.349      $13.158           0
                                 2005       $13.158      $13.747           0
                                 2006       $13.747      $15.153           0
                                 2007       $15.153      $15.231           0
                                 2008       $15.231      $ 9.918           0
                                 2009       $ 9.918      $13.096           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.783           0
                                 2003       $10.783      $13.414          46
                                 2004       $13.414      $14.556          31
                                 2005       $14.556      $14.959          31
                                 2006       $14.959      $16.935           0
                                 2007       $16.935      $15.538          35
                                 2008       $15.538      $ 9.302          41
                                 2009       $ 9.302      $11.792          37
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.710           0
                                 2003       $ 9.710      $11.227          56
                                 2004       $11.227      $11.745          39
                                 2005       $11.745      $12.985          36
                                 2006       $12.985      $13.036           0
                                 2007       $13.036      $12.653          38
                                 2008       $12.653      $10.247          37
                                 2009       $10.247      $12.609          36
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.725           0
                                 2003       $10.725      $13.255       1,040
                                 2004       $13.255      $14.310       1,035
                                 2005       $14.310      $14.408       1,011
                                 2006       $14.408      $15.553           0
                                 2007       $15.553      $15.611         991
                                 2008       $15.611      $11.272         933
                                 2009       $11.272      $16.532         925
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.170           0
                                 2003       $10.170      $10.372         150
                                 2004       $10.372      $10.578         149
                                 2005       $10.578      $10.575         125
                                 2006       $10.575      $10.795           0
                                 2007       $10.795      $11.092         111
                                 2008       $11.092      $ 8.241          46
                                 2009       $ 8.241      $11.803          46

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.589           0
                                 2003       $10.589      $13.292         270
                                 2004       $13.292      $15.083         269
                                 2005       $15.083      $16.528         224
                                 2006       $16.528      $20.617           0
                                 2007       $20.617      $21.817         199
                                 2008       $21.817      $11.941          84
                                 2009       $11.941      $14.534          83
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.392           0
                                 2003       $10.392      $12.904           0
                                 2004       $12.904      $14.195           0
                                 2005       $14.195      $15.085           0
                                 2006       $15.085      $16.785           0
                                 2007       $16.785      $15.544           0
                                 2008       $15.544      $ 9.176           0
                                 2009       $ 9.176      $11.724           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.971           0
                                 2003       $ 9.971      $ 9.786         458
                                 2004       $ 9.786      $ 9.620         386
                                 2005       $ 9.620      $ 9.634         368
                                 2006       $ 9.634      $ 9.822           0
                                 2007       $ 9.822      $10.050         373
                                 2008       $10.050      $10.067         238
                                 2009       $10.067      $ 9.852       1,077
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.364           0
                                 2003       $10.364      $13.405           0
                                 2004       $13.405      $14.441           0
                                 2005       $14.441      $15.515           0
                                 2006       $15.515      $16.450           0
                                 2007       $16.450      $16.984           0
                                 2008       $16.984      $10.160           0
                                 2009       $10.160      $13.111           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.188           0
                                 2003       $11.188      $14.475           0
                                 2004       $14.475      $16.318           0
                                 2005       $16.318      $16.876           0
                                 2006       $16.876      $19.122           0
                                 2007       $19.122      $17.759           0
                                 2008       $17.759      $ 9.580           0
                                 2009       $ 9.580      $ 9.012           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.627          0
                                 2003       $10.627      $13.007          0
                                 2004       $13.007      $13.663          0
                                 2005       $13.663      $14.013          0
                                 2006       $14.013      $15.234          0
                                 2007       $15.234      $14.959          0
                                 2008       $14.959      $ 8.978          0
                                 2009       $ 8.978      $11.677          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.500          0
                                 2003       $10.500      $12.001         50
                                 2004       $12.001      $12.683        755
                                 2005       $12.683      $12.882        776
                                 2006       $12.882      $14.082          0
                                 2007       $14.082      $13.881        796
                                 2008       $13.881      $ 8.036        826
                                 2009       $ 8.036      $ 9.859        847
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.454          0
                                 2003       $11.454      $13.963          0
                                 2004       $13.963      $16.581          0
                                 2005       $16.581      $17.583          0
                                 2006       $17.583      $21.815          0
                                 2007       $21.815      $25.551          0
                                 2008       $25.551      $17.344          0
                                 2009       $17.344      $18.185          0
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.358          0
                                 2003       $10.358      $13.470          0
                                 2004       $13.470      $12.631        439
                                 2005       $15.603      $17.090          0
                                 2006       $17.090      $17.601          0
                                 2007       $17.601      $17.842          0
                                 2008       $17.842      $ 9.488          0
                                 2009       $ 9.488      $12.856          0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.095          0
                                 2003       $10.095      $12.314        453
                                 2004       $12.314      $12.631        439
                                 2005       $12.631      $13.039        372
                                 2006       $13.039      $13.427          0
                                 2007       $13.427      $13.835        337
                                 2008       $13.835      $ 8.507        171
                                 2009       $ 8.507      $13.617        158

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.073         348
                                 2005       $11.073      $12.017         290
                                 2006       $12.017      $12.314           0
                                 2007       $12.314      $14.140         258
                                 2008       $14.140      $ 7.341         108
                                 2009       $ 7.341      $11.212         107
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.285           0
                                 2005       $11.285      $11.475       5,639
                                 2006       $11.475      $13.006           0
                                 2007       $13.006      $12.404       6,010
                                 2008       $12.404      $ 7.776       5,829
                                 2009       $ 7.776      $ 9.752       5,979
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.638           0
                                 2003       $10.638      $13.264       2,348
                                 2004       $13.264      $14.783       3,263
                                 2005       $14.783      $15.841       3,167
                                 2006       $15.841      $17.943           0
                                 2007       $17.943      $17.963       3,090
                                 2008       $17.963      $11.892       2,831
                                 2009       $11.892      $14.414       2,840
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.820         930
                                 2005       $ 9.820      $ 9.824         971
                                 2006       $ 9.824      $ 9.994           0
                                 2007       $ 9.994      $10.194       1,033
                                 2008       $10.194      $10.134         614
                                 2009       $10.134      $ 9.906           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.397           0
                                 2003       $ 9.397      $11.658       1,095
                                 2004       $11.658      $12.157       1,465
                                 2005       $12.157      $12.781       1,458
                                 2006       $12.781      $12.810           0
                                 2007       $12.810      $14.591       1,436
                                 2008       $14.591      $ 7.250       1,507
                                 2009       $ 7.250      $11.729       1,398
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.044           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.044      $13.780          0
                                 2004       $13.780      $14.814          0
                                 2005       $14.814      $16.224          0
                                 2006       $16.224      $17.557          0
                                 2007       $17.557      $18.241          0
                                 2008       $18.241      $15.145          0
                                 2009       $15.145      $19.245          0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.911          0
                                 2005       $10.911      $11.443          0
                                 2006       $11.443      $12.581          0
                                 2007       $12.581      $12.698          0
                                 2008       $12.698      $ 9.588          0
                                 2009       $ 9.588      $11.470          0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.708          0
                                 2005       $10.708      $12.102          0
                                 2006       $12.102      $12.304          0
                                 2007       $12.304      $14.647          0
                                 2008       $14.647      $ 7.268          0
                                 2009       $ 7.268      $11.751          0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.683        855
                                 2005       $10.683      $12.049        792
                                 2006       $12.049      $12.216          0
                                 2007       $12.216      $14.513        725
                                 2008       $14.513      $ 7.179        882
                                 2009       $ 7.179      $11.578        682
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000          0
                                 2004       $10.000      $11.013          0
                                 2005       $11.013      $12.044          0
                                 2006       $12.044      $14.293          0
                                 2007       $14.293      $15.322          0
                                 2008       $15.322      $10.633          0
                                 2009       $10.633      $13.454          0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.783          0
                                 2007       $ 9.783      $11.713          0
                                 2008       $11.713      $ 6.083          0
                                 2009       $ 6.083      $ 9.349          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.524          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.524      $15.711           0
                                 2005       $15.711      $17.321           0
                                 2006       $17.321      $18.919           0
                                 2007       $18.919      $19.021           0
                                 2008       $19.021      $11.064           0
                                 2009       $11.064      $15.845           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.249          41
                                 2005       $11.249      $12.339          38
                                 2006       $12.339      $14.545          34
                                 2007       $14.545      $15.317          34
                                 2008       $15.317      $ 8.782          44
                                 2009       $ 8.782      $11.939          37
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.242           0
                                 2005       $11.242      $12.314           0
                                 2006       $12.314      $14.507           0
                                 2007       $14.507      $15.262           0
                                 2008       $15.262      $ 8.731           0
                                 2009       $ 8.731      $11.866           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.686           0
                                 2003       $10.686      $14.413           0
                                 2004       $14.413      $19.153         238
                                 2005       $19.153      $21.839       1,947
                                 2006       $21.839      $29.365           0
                                 2007       $29.365      $23.721       2,055
                                 2008       $23.721      $14.349       2,130
                                 2009       $14.349      $18.006       2,086
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.096           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
   PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.2


                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.214         0
                                 2007       $10.214      $11.693         0
                                 2008       $11.693      $ 6.541         0
                                 2009       $ 6.541      $ 8.649         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.404         0
                                 2007       $10.404      $11.010         0
                                 2008       $11.010      $ 8.042         0
                                 2009       $ 8.042      $ 9.730         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.434         0
                                 2007       $10.434      $11.198         0
                                 2008       $11.198      $ 7.345         0
                                 2009       $ 7.345      $ 9.216         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.443         0
                                 2007       $10.443      $11.321         0
                                 2008       $11.321      $ 6.832         0
                                 2009       $ 6.832      $ 8.748         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.296         0
                                 2007       $10.296      $10.643         0
                                 2008       $10.643      $ 9.276         0
                                 2009       $ 9.276      $10.380         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.693         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.693      $11.571         0
                                 2008       $11.571      $ 6.237         0
                                 2009       $ 6.237      $ 8.793         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.765         0
                                 2007       $10.765      $11.050         0
                                 2008       $11.050      $ 6.778         0
                                 2009       $ 6.778      $ 8.356         0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.824         0
                                 2007       $ 9.824      $11.059         0
                                 2008       $11.059      $ 6.519         0
                                 2009       $ 6.519      $ 8.893         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.678      $13.297         0
                                 2004       $13.297      $14.357         0
                                 2005       $14.357      $14.507         0
                                 2006       $14.507      $16.534         0
                                 2007       $16.534      $15.539         0
                                 2008       $15.539      $ 9.836         0
                                 2009       $ 9.836      $12.151         0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.179         0
                                 2005       $11.179      $11.088         0
                                 2006       $11.088      $12.798         0
                                 2007       $12.798      $12.960         0
                                 2008       $12.960      $ 8.898         0
                                 2009       $ 8.898      $11.777         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.504         0
                                 2005       $10.504      $10.362         0
                                 2006       $10.362      $11.218         0
                                 2007       $11.218      $11.630         0
                                 2008       $11.630      $ 7.432         0
                                 2009       $ 7.432      $ 9.411         0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.798      $15.434         0
                                 2004       $15.434      $16.794         0
                                 2005       $16.794      $17.179         0
                                 2006       $17.179      $18.227         0
                                 2007       $18.227      $19.789         0
                                 2008       $19.789      $11.107         0
                                 2009       $11.107      $15.565         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.018      $14.459        103
                                 2004       $14.459      $17.465          0
                                 2005       $17.465      $18.544          0
                                 2006       $18.544      $21.176          0
                                 2007       $21.176      $20.175          0
                                 2008       $20.175      $13.190          0
                                 2009       $13.190      $16.629          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.197          0
                                 2005       $10.197      $10.193          0
                                 2006       $10.193      $10.350          0
                                 2007       $10.350      $10.769          0
                                 2008       $10.769      $11.309          0
                                 2009       $11.309      $11.381          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.958          0
                                 2007       $10.958      $11.962          0
                                 2008       $11.962      $ 8.354          0
                                 2009       $ 8.354      $10.055          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.578      $12.596        112
                                 2004       $12.596      $13.849          0
                                 2005       $13.849      $14.946          0
                                 2006       $14.946      $17.271          0
                                 2007       $17.271      $17.443          0
                                 2008       $17.443      $10.707          0
                                 2009       $10.707      $13.174          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.652      $16.755          0
                                 2004       $16.755      $20.396          0
                                 2005       $20.396      $25.371          0
                                 2006       $25.371      $31.723          0
                                 2007       $31.723      $39.874          0
                                 2008       $39.874      $18.406          0
                                 2009       $18.406      $31.009          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.357      $13.502          0
                                 2004       $13.502      $15.621          0
                                 2005       $15.621      $16.800          0
                                 2006       $16.800      $19.917          0
                                 2007       $19.917      $22.443          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $22.443      $13.060         0
                                 2009       $13.060      $17.471         0
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.560      $12.797         0
                                 2004       $12.797      $14.332         0
                                 2005       $14.332      $13.560         0
                                 2006       $13.560      $14.927         0
                                 2007       $14.927      $16.171         0
                                 2008       $16.171      $16.765         0
                                 2009       $16.765      $19.421         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.890         0
                                 2005       $10.890      $11.369         0
                                 2006       $11.369      $12.723         0
                                 2007       $12.723      $13.252         0
                                 2008       $13.252      $ 9.226         0
                                 2009       $ 9.226      $11.345         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.342         0
                                 2005       $10.342      $10.227         0
                                 2006       $10.227      $10.915         0
                                 2007       $10.915      $11.311         0
                                 2008       $11.311      $ 9.105         0
                                 2009       $ 9.105      $11.937         0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.874         0
                                 2005       $10.874      $10.960         0
                                 2006       $10.960      $12.546         0
                                 2007       $12.546      $12.666         0
                                 2008       $12.666      $ 7.860         0
                                 2009       $ 7.860      $ 9.122         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.122         0
                                 2005       $11.122      $11.359         0
                                 2006       $11.359      $11.963         0
                                 2007       $11.963      $14.161         0
                                 2008       $14.161      $ 8.536         0
                                 2009       $ 8.536      $12.127         0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.105         0
                                 2005       $11.105      $11.731         0
                                 2006       $11.731      $12.852         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.852      $12.616         0
                                 2008       $12.616      $ 7.468         0
                                 2009       $ 7.468      $ 9.229         0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.082      $13.002         0
                                 2004       $13.002      $13.934         0
                                 2005       $13.934      $14.102         0
                                 2006       $14.102      $15.260         0
                                 2007       $15.260      $15.413         0
                                 2008       $15.413      $ 8.482         0
                                 2009       $ 8.482      $10.068         0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.090         0
                                 2005       $10.090      $10.079         0
                                 2006       $10.079      $10.324         0
                                 2007       $10.324      $10.488         0
                                 2008       $10.488      $ 6.237         0
                                 2009       $ 6.237      $ 6.639         0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.231         0
                                 2004       $12.231      $12.728         0
                                 2005       $12.728      $13.029         0
                                 2006       $13.029      $13.696         0
                                 2007       $13.696      $15.219         0
                                 2008       $15.219      $ 8.072         0
                                 2009       $ 8.072      $11.357         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.059      $14.134         0
                                 2004       $14.134      $16.401         0
                                 2005       $16.401      $18.261         0
                                 2006       $18.261      $20.921         0
                                 2007       $20.921      $21.660         0
                                 2008       $21.660      $12.615         0
                                 2009       $12.615      $17.159         0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.704      $12.866         0
                                 2004       $12.866      $13.656         0
                                 2005       $13.656      $13.597         0
                                 2006       $13.597      $14.498         0
                                 2007       $14.498      $14.083         0
                                 2008       $14.083      $ 2.945         0
                                 2009       $ 2.945      $ 3.621         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.439      $12.545          0
                                 2004       $12.545      $13.365          0
                                 2005       $13.365      $13.795          0
                                 2006       $13.795      $15.454          0
                                 2007       $15.454      $15.709          0
                                 2008       $15.709      $ 9.410          0
                                 2009       $ 9.410      $11.757          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.689      $14.560          0
                                 2004       $14.560      $16.938          0
                                 2005       $16.938      $18.141          0
                                 2006       $18.141      $20.304          0
                                 2007       $20.304      $19.540          0
                                 2008       $19.540      $11.824          0
                                 2009       $11.824      $15.798          0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.317      $12.303          0
                                 2004       $12.303      $14.342          0
                                 2005       $14.342      $15.679          0
                                 2006       $15.679      $15.718          0
                                 2007       $15.718      $16.267          0
                                 2008       $16.267      $ 8.064          0
                                 2009       $ 8.064      $10.410          0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.221      $12.051          0
                                 2004       $12.051      $12.755          0
                                 2005       $12.755      $12.760          0
                                 2006       $12.760      $13.357          0
                                 2007       $13.357      $14.281          0
                                 2008       $14.281      $11.921          0
                                 2009       $11.921      $13.778          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.727      $12.344          0
                                 2004       $12.344      $13.147          0
                                 2005       $13.147      $13.729          0
                                 2006       $13.729      $15.125          0
                                 2007       $15.125      $15.195          0
                                 2008       $15.195      $ 9.889          0
                                 2009       $ 9.889      $13.051          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.968      $13.409        103
                                 2004       $13.409      $14.543          0
                                 2005       $14.543      $14.939          0
                                 2006       $14.939      $16.903          0
                                 2007       $16.903      $15.501          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.501      $ 9.275         0
                                 2009       $ 9.275      $11.752         0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.210      $11.223         0
                                 2004       $11.223      $11.735         0
                                 2005       $11.735      $12.967         0
                                 2006       $12.967      $13.011         0
                                 2007       $13.011      $12.623         0
                                 2008       $12.623      $10.217         0
                                 2009       $10.217      $12.566         0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.838      $13.250         0
                                 2004       $13.250      $14.297         0
                                 2005       $14.297      $14.389         0
                                 2006       $14.389      $15.524         0
                                 2007       $15.524      $15.574         0
                                 2008       $15.574      $11.239         0
                                 2009       $11.239      $16.476         0
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.332      $10.368         0
                                 2004       $10.368      $10.569         0
                                 2005       $10.569      $10.561         0
                                 2006       $10.561      $10.775         0
                                 2007       $10.775      $11.066         0
                                 2008       $11.066      $ 8.217         0
                                 2009       $ 8.217      $11.763         0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.551      $13.287         0
                                 2004       $13.287      $15.070         0
                                 2005       $15.070      $16.506         0
                                 2006       $16.506      $20.578         0
                                 2007       $20.578      $21.764         0
                                 2008       $21.764      $11.907         0
                                 2009       $11.907      $14.485         0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.667      $12.899         0
                                 2004       $12.899      $14.183         0
                                 2005       $14.183      $15.064         0
                                 2006       $15.064      $16.754         0
                                 2007       $16.754      $15.507         0
                                 2008       $15.507      $ 9.150         0
                                 2009       $ 9.150      $11.684         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.914      $ 9.783         0
                                 2004       $ 9.783      $ 9.612         0
                                 2005       $ 9.612      $ 9.620         0
                                 2006       $ 9.620      $ 9.804         0
                                 2007       $ 9.804      $10.026         0
                                 2008       $10.026      $10.038         0
                                 2009       $10.038      $ 9.818         0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.954      $13.400         0
                                 2004       $13.400      $14.428         0
                                 2005       $14.428      $15.494         0
                                 2006       $15.494      $16.419         0
                                 2007       $16.419      $16.944         0
                                 2008       $16.944      $10.130         0
                                 2009       $10.130      $13.066         0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.295      $14.470         0
                                 2004       $14.470      $16.304         0
                                 2005       $16.304      $16.853         0
                                 2006       $16.853      $19.086         0
                                 2007       $19.086      $17.717         0
                                 2008       $17.717      $ 9.553         0
                                 2009       $ 9.553      $ 8.985         0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.816      $13.003         0
                                 2004       $13.003      $13.652         0
                                 2005       $13.652      $13.994         0
                                 2006       $13.994      $15.206         0
                                 2007       $15.206      $14.923         0
                                 2008       $14.923      $ 8.952         0
                                 2009       $ 8.952      $11.637         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.657      $11.997         0
                                 2004       $11.997      $12.672         0
                                 2005       $12.672      $12.865         0
                                 2006       $12.865      $14.055         0
                                 2007       $14.055      $13.848         0
                                 2008       $13.848      $ 8.012         0
                                 2009       $ 8.012      $ 9.825         0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.620      $13.958         0
                                 2004       $13.958      $16.567         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $16.567      $17.559          0
                                 2006       $17.559      $21.775          0
                                 2007       $21.775      $25.490          0
                                 2008       $25.490      $17.294          0
                                 2009       $17.294      $18.123          0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.773      $13.466          0
                                 2004       $13.466      $15.590          0
                                 2005       $15.590      $17.067          0
                                 2006       $17.067      $17.568          0
                                 2007       $17.568      $17.799          0
                                 2008       $17.799      $ 9.460          0
                                 2009       $ 9.460      $12.812          0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.554      $12.310        111
                                 2004       $12.310      $12.621          0
                                 2005       $12.621      $13.021          0
                                 2006       $13.021      $13.402          0
                                 2007       $13.402      $13.802          0
                                 2008       $13.802      $ 8.483          0
                                 2009       $ 8.483      $13.571          0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.069          0
                                 2005       $11.069      $12.006          0
                                 2006       $12.006      $12.297          0
                                 2007       $12.297      $14.114          0
                                 2008       $14.114      $ 7.324          0
                                 2009       $ 7.324      $11.179          0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.282          0
                                 2005       $11.282      $11.465          0
                                 2006       $11.465      $12.988          0
                                 2007       $12.988      $12.381          0
                                 2008       $12.381      $ 7.758          0
                                 2009       $ 7.758      $ 9.724          0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.754      $13.260          0
                                 2004       $13.260      $14.771          0
                                 2005       $14.771      $15.820          0
                                 2006       $15.820      $17.910          0
                                 2007       $17.910      $17.920          0
                                 2008       $17.920      $11.857          0
                                 2009       $11.857      $14.364          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $ 9.815         0
                                 2005       $ 9.815      $ 9.813         0
                                 2006       $ 9.813      $ 9.979         0
                                 2007       $ 9.979      $10.173         0
                                 2008       $10.173      $10.108         0
                                 2009       $10.108      $ 9.876         0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.906      $11.654         0
                                 2004       $11.654      $12.147         0
                                 2005       $12.147      $12.763         0
                                 2006       $12.763      $12.786         0
                                 2007       $12.786      $14.556         0
                                 2008       $14.556      $ 7.229         0
                                 2009       $ 7.229      $11.689         0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.261      $13.775         0
                                 2004       $13.775      $14.801         0
                                 2005       $14.801      $16.202         0
                                 2006       $16.202      $17.524         0
                                 2007       $17.524      $18.197         0
                                 2008       $18.197      $15.101         0
                                 2009       $15.101      $19.179         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.907         0
                                 2005       $10.907      $11.433         0
                                 2006       $11.433      $12.564         0
                                 2007       $12.564      $12.674         0
                                 2008       $12.674      $ 9.565         0
                                 2009       $ 9.565      $11.436         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.705         0
                                 2005       $10.705      $12.091         0
                                 2006       $12.091      $12.288         0
                                 2007       $12.288      $14.619         0
                                 2008       $14.619      $ 7.251         0
                                 2009       $ 7.251      $11.717         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.679         0
                                 2005       $10.679      $12.039         0
                                 2006       $12.039      $12.200         0
                                 2007       $12.200      $14.486         0
                                 2008       $14.486      $ 7.162         0
                                 2009       $ 7.162      $11.545         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $11.007         0
                                 2005       $11.007      $12.032         0
                                 2006       $12.032      $14.272         0
                                 2007       $14.272      $15.291         0
                                 2008       $15.291      $10.606         0
                                 2009       $10.606      $13.413         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.779         0
                                 2007       $ 9.779      $11.702         0
                                 2008       $11.702      $ 6.075         0
                                 2009       $ 6.075      $ 9.331         0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.520         0
                                 2004       $13.520      $15.697         0
                                 2005       $15.697      $17.297         0
                                 2006       $17.297      $18.883         0
                                 2007       $18.883      $18.976         0
                                 2008       $18.976      $11.032         0
                                 2009       $11.032      $15.791         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.245         0
                                 2005       $11.245      $12.328         0
                                 2006       $12.328      $14.525         0
                                 2007       $14.525      $15.288         0
                                 2008       $15.288      $ 8.761         0
                                 2009       $ 8.761      $11.904         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.238         0
                                 2005       $11.238      $12.303         0
                                 2006       $12.303      $14.487         0
                                 2007       $14.487      $15.234         0
                                 2008       $15.234      $ 8.710         0
                                 2009       $ 8.710      $11.831         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.354      $14.408         0
                                 2004       $14.408      $19.136         0
                                 2005       $19.136      $21.810         0
                                 2006       $21.810      $29.310         0
                                 2007       $29.310      $23.664         0
                                 2008       $23.664      $14.307         0
                                 2009       $14.307      $17.944         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $12.055         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*
WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION
 DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT
OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION
                        DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.3



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.207         0
                                 2007       $10.207      $11.673         0
                                 2008       $11.673      $ 6.523         0
                                 2009       $ 6.523      $ 8.616         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.397         0
                                 2007       $10.397      $10.991         0
                                 2008       $10.991      $ 8.020         0
                                 2009       $ 8.020      $ 9.693         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.427         0
                                 2007       $10.427      $11.179         0
                                 2008       $11.179      $ 7.325         0
                                 2009       $ 7.325      $ 9.182         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.436         0
                                 2007       $10.436      $11.302         0
                                 2008       $11.302      $ 6.813         0
                                 2009       $ 6.813      $ 8.715         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.289         0
                                 2007       $10.289      $10.624         0
                                 2008       $10.624      $ 9.251         0
                                 2009       $ 9.251      $10.341         0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.686         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 9.686      $11.551          0
                                 2008       $11.551      $ 6.220          0
                                 2009       $ 6.220      $ 8.760          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.757          0
                                 2007       $10.757      $11.031          0
                                 2008       $11.031      $ 6.759          0
                                 2009       $ 6.759      $ 8.325          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.818          0
                                 2007       $ 9.818      $11.040          0
                                 2008       $11.040      $ 6.501          0
                                 2009       $ 6.501      $ 8.859          0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.832          0
                                 2003       $10.832      $13.277          0
                                 2004       $13.277      $14.320          0
                                 2005       $14.320      $14.456          0
                                 2006       $14.456      $16.459         98
                                 2007       $16.459      $15.452          0
                                 2008       $15.452      $ 9.771          0
                                 2009       $ 9.771      $12.058          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.171        949
                                 2005       $11.171      $11.069        949
                                 2006       $11.069      $12.763          0
                                 2007       $12.763      $12.911        634
                                 2008       $12.911      $ 8.856        447
                                 2009       $ 8.856      $11.709        214
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.501          0
                                 2005       $10.501      $10.349          0
                                 2006       $10.349      $11.192          0
                                 2007       $11.192      $11.592          0
                                 2008       $11.592      $ 7.400          0
                                 2009       $ 7.400      $ 9.361          0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.515          0
                                 2003       $11.515      $15.411          0
                                 2004       $15.411      $16.751          0
                                 2005       $16.751      $17.118          0
                                 2006       $17.118      $18.143          0
                                 2007       $18.143      $19.678          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $19.678      $11.033          0
                                 2009       $11.033      $15.447          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.206          0
                                 2003       $11.206      $14.437         75
                                 2004       $14.437      $17.421         66
                                 2005       $17.421      $18.478         65
                                 2006       $18.478      $21.079          0
                                 2007       $21.079      $20.062         65
                                 2008       $20.062      $13.103         71
                                 2009       $13.103      $16.502         69
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.190          0
                                 2005       $10.190      $10.176          0
                                 2006       $10.176      $10.322          0
                                 2007       $10.322      $10.728          0
                                 2008       $10.728      $11.255          0
                                 2009       $11.255      $11.315          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.951          0
                                 2007       $10.951      $11.942          0
                                 2008       $11.942      $ 8.331          0
                                 2009       $ 8.331      $10.018          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.306          0
                                 2003       $10.306      $12.577        170
                                 2004       $12.577      $13.813        168
                                 2005       $13.813      $14.892        162
                                 2006       $14.892      $17.192        204
                                 2007       $17.192      $17.345        152
                                 2008       $17.345      $10.636        163
                                 2009       $10.636      $13.073        175
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2002       $10.000      $11.214          0
                                 2003       $11.214      $16.729          0
                                 2004       $16.729      $20.344          0
                                 2005       $20.344      $25.281          0
                                 2006       $25.281      $31.578          0
                                 2007       $31.578      $39.650          0
                                 2008       $39.650      $18.284          0
                                 2009       $18.284      $30.772          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.457         0
                                 2003       $10.457      $13.482         0
                                 2004       $13.482      $15.582         0
                                 2005       $15.582      $16.740         0
                                 2006       $16.740      $19.825        95
                                 2007       $19.825      $22.317         0
                                 2008       $22.317      $12.974         0
                                 2009       $12.974      $17.337         0
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2002       $10.000      $10.702         0
                                 2003       $10.702      $12.778         0
                                 2004       $12.778      $14.296         0
                                 2005       $14.296      $13.511         0
                                 2006       $13.511      $14.859         0
                                 2007       $14.859      $16.081         0
                                 2008       $16.081      $16.654         0
                                 2009       $16.654      $19.273         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.887         0
                                 2005       $10.887      $11.355         0
                                 2006       $11.355      $12.694         0
                                 2007       $12.694      $13.208         0
                                 2008       $13.208      $ 9.186         0
                                 2009       $ 9.186      $11.284         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.339         0
                                 2005       $10.339      $10.214         0
                                 2006       $10.214      $10.890         0
                                 2007       $10.890      $11.274         0
                                 2008       $11.274      $ 9.065         0
                                 2009       $ 9.065      $11.873         0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.871         0
                                 2005       $10.871      $10.946         0
                                 2006       $10.946      $12.518         0
                                 2007       $12.518      $12.624         0
                                 2008       $12.624      $ 7.826         0
                                 2009       $ 7.826      $ 9.073         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.119         0
                                 2005       $11.119      $11.344         0
                                 2006       $11.344      $11.936         0
                                 2007       $11.936      $14.114         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $14.114      $ 8.499          0
                                 2009       $ 8.499      $12.062          0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.102          0
                                 2005       $11.102      $11.716          0
                                 2006       $11.716      $12.823          0
                                 2007       $12.823      $12.574          0
                                 2008       $12.574      $ 7.435          0
                                 2009       $ 7.435      $ 9.180          0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.678          0
                                 2003       $10.678      $12.982          0
                                 2004       $12.982      $13.899        774
                                 2005       $13.899      $14.052        774
                                 2006       $14.052      $15.190        151
                                 2007       $15.190      $15.326        517
                                 2008       $15.326      $ 8.426        365
                                 2009       $ 8.426      $ 9.991        175
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.087          0
                                 2005       $10.087      $10.066          0
                                 2006       $10.066      $10.300          0
                                 2007       $10.300      $10.453          0
                                 2008       $10.453      $ 6.210          0
                                 2009       $ 6.210      $ 6.603          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.222          0
                                 2004       $12.222      $12.707        841
                                 2005       $12.707      $12.994        840
                                 2006       $12.994      $13.644          0
                                 2007       $13.644      $15.146        561
                                 2008       $15.146      $ 8.025        396
                                 2009       $ 8.025      $11.280        190
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.130          0
                                 2003       $10.130      $14.112          0
                                 2004       $14.112      $16.359          0
                                 2005       $16.359      $18.196          0
                                 2006       $18.196      $20.825          0
                                 2007       $20.825      $21.539          0
                                 2008       $21.539      $12.531          0
                                 2009       $12.531      $17.028          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.643          0
                                 2003       $10.643      $12.847          0
                                 2004       $12.847      $13.621          0
                                 2005       $13.621      $13.549          0
                                 2006       $13.549      $14.432          0
                                 2007       $14.432      $14.004          0
                                 2008       $14.004      $ 2.926          0
                                 2009       $ 2.926      $ 3.593          0
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.159          0
                                 2003       $10.159      $12.526          0
                                 2004       $12.526      $13.331        809
                                 2005       $13.331      $13.746        808
                                 2006       $13.746      $15.383          0
                                 2007       $15.383      $15.621        540
                                 2008       $15.621      $ 9.348        381
                                 2009       $ 9.348      $11.667        182
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.336          0
                                 2003       $10.336      $14.538        146
                                 2004       $14.538      $16.895        137
                                 2005       $16.895      $18.076        133
                                 2006       $18.076      $20.211         89
                                 2007       $20.211      $19.431        134
                                 2008       $19.431      $11.746        161
                                 2009       $11.746      $15.677        148
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.043          0
                                 2003       $10.043      $12.284          0
                                 2004       $12.284      $14.306          0
                                 2005       $14.306      $15.623          0
                                 2006       $15.623      $15.646          0
                                 2007       $15.646      $16.175          0
                                 2008       $16.175      $ 8.010          0
                                 2009       $ 8.010      $10.330          0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2002       $10.000      $10.533          0
                                 2003       $10.533      $12.033        260
                                 2004       $12.033      $12.723        268
                                 2005       $12.723      $12.715        281
                                 2006       $12.715      $13.296        163
                                 2007       $13.296      $14.201        283
                                 2008       $14.201      $11.842        219
                                 2009       $11.842      $13.672        248

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2002       $10.000      $10.370          0
                                 2003       $10.370      $12.326          0
                                 2004       $12.326      $13.114          0
                                 2005       $13.114      $13.680          0
                                 2006       $13.680      $15.055          0
                                 2007       $15.055      $15.110          0
                                 2008       $15.110      $ 9.824          0
                                 2009       $ 9.824      $12.952          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $10.779          0
                                 2003       $10.779      $13.389          0
                                 2004       $13.389      $14.506          0
                                 2005       $14.506      $14.886          0
                                 2006       $14.886      $16.826          0
                                 2007       $16.826      $15.414          0
                                 2008       $15.414      $ 9.213          0
                                 2009       $ 9.213      $11.662          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2002       $10.000      $ 9.707          0
                                 2003       $ 9.707      $11.206          0
                                 2004       $11.206      $11.705          0
                                 2005       $11.705      $12.921          0
                                 2006       $12.921      $12.952          0
                                 2007       $12.952      $12.552          0
                                 2008       $12.552      $10.149          0
                                 2009       $10.149      $12.470          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2002       $10.000      $10.722          0
                                 2003       $10.722      $13.230         79
                                 2004       $13.230      $14.261         79
                                 2005       $14.261      $14.337         83
                                 2006       $14.337      $15.453          0
                                 2007       $15.453      $15.487         85
                                 2008       $15.487      $11.164         74
                                 2009       $11.164      $16.350         72
PUTNAM VT INCOME FUND - CLASS IB
                                 2002       $10.000      $10.167          0
                                 2003       $10.167      $10.353         98
                                 2004       $10.353      $10.542        106
                                 2005       $10.542      $10.523        113
                                 2006       $10.523      $10.726          0
                                 2007       $10.726      $11.004        122
                                 2008       $11.004      $ 8.162        100
                                 2009       $ 8.162      $11.673         99

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $10.586          0
                                 2003       $10.586      $13.267        164
                                 2004       $13.267      $15.032        156
                                 2005       $15.032      $16.447        150
                                 2006       $16.447      $20.484          0
                                 2007       $20.484      $21.643        120
                                 2008       $21.643      $11.828        156
                                 2009       $11.828      $14.374        154
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2002       $10.000      $10.389          0
                                 2003       $10.389      $12.880          0
                                 2004       $12.880      $14.147          0
                                 2005       $14.147      $15.010          0
                                 2006       $15.010      $16.677          0
                                 2007       $16.677      $15.420          0
                                 2008       $15.420      $ 9.089          0
                                 2009       $ 9.089      $11.594          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2002       $10.000      $ 9.967          0
                                 2003       $ 9.967      $ 9.768        104
                                 2004       $ 9.768      $ 9.588        116
                                 2005       $ 9.588      $ 9.586        122
                                 2006       $ 9.586      $ 9.759          0
                                 2007       $ 9.759      $ 9.970        134
                                 2008       $ 9.970      $ 9.971         85
                                 2009       $ 9.971      $ 9.743        116
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2002       $10.000      $10.361          0
                                 2003       $10.361      $13.380          0
                                 2004       $13.380      $14.392          0
                                 2005       $14.392      $15.438          0
                                 2006       $15.438      $16.344          0
                                 2007       $16.344      $16.849          0
                                 2008       $16.849      $10.063          0
                                 2009       $10.063      $12.966          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2002       $10.000      $11.185          0
                                 2003       $11.185      $14.448          0
                                 2004       $14.448      $16.262          0
                                 2005       $16.262      $16.793          0
                                 2006       $16.793      $18.999          0
                                 2007       $18.999      $17.617          0
                                 2008       $17.617      $ 9.489          0
                                 2009       $ 9.489      $ 8.925          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2002       $10.000      $10.624          0
                                 2003       $10.624      $12.983          0
                                 2004       $12.983      $13.617          0
                                 2005       $13.617      $13.944          0
                                 2006       $13.944      $15.136          0
                                 2007       $15.136      $14.840          0
                                 2008       $14.840      $ 8.892          0
                                 2009       $ 8.892      $11.548          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2002       $10.000      $10.496          0
                                 2003       $10.496      $11.979          0
                                 2004       $11.979      $12.640          0
                                 2005       $12.640      $12.819          0
                                 2006       $12.819      $13.991          0
                                 2007       $13.991      $13.771          0
                                 2008       $13.771      $ 7.959          0
                                 2009       $ 7.959      $ 9.750          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $11.450          0
                                 2003       $11.450      $13.937          0
                                 2004       $13.937      $16.525          0
                                 2005       $16.525      $17.497          0
                                 2006       $17.497      $21.675          0
                                 2007       $21.675      $25.347          0
                                 2008       $25.347      $17.180          0
                                 2009       $17.180      $17.984          0
PUTNAM VT VISTA FUND - CLASS IB
                                 2002       $10.000      $10.354          0
                                 2003       $10.354      $13.445          0
                                 2004       $13.445      $15.550          0
                                 2005       $15.550      $17.006          0
                                 2006       $17.006      $17.488          0
                                 2007       $17.488      $17.700          0
                                 2008       $17.700      $ 9.398          0
                                 2009       $ 9.398      $12.714          0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $10.091          0
                                 2003       $10.091      $12.291        255
                                 2004       $12.291      $12.589        270
                                 2005       $12.589      $12.975        272
                                 2006       $12.975      $13.340          0
                                 2007       $13.340      $13.724        294
                                 2008       $13.724      $ 8.426        322
                                 2009       $ 8.426      $13.467        262

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.062        104
                                 2005       $11.062      $11.986        100
                                 2006       $11.986      $12.263          0
                                 2007       $12.263      $14.061         95
                                 2008       $14.061      $ 7.289        120
                                 2009       $ 7.289      $11.114        103
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.274          0
                                 2005       $11.274      $11.446          0
                                 2006       $11.446      $12.952          0
                                 2007       $12.952      $12.334          0
                                 2008       $12.334      $ 7.721          0
                                 2009       $ 7.721      $ 9.667          0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2002       $10.000      $10.634          0
                                 2003       $10.634      $13.240        247
                                 2004       $13.240      $14.733        235
                                 2005       $14.733      $15.763        225
                                 2006       $15.763      $17.828          0
                                 2007       $17.828      $17.820        221
                                 2008       $17.820      $11.779        225
                                 2009       $11.779      $14.255        236
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000          0
                                 2004       $10.000      $ 9.805          0
                                 2005       $ 9.805      $ 9.793          0
                                 2006       $ 9.793      $ 9.948        131
                                 2007       $ 9.948      $10.132          0
                                 2008       $10.132      $10.056          0
                                 2009       $10.056      $ 9.815          0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.394          0
                                 2003       $ 9.394      $11.637          0
                                 2004       $11.637      $12.116          0
                                 2005       $12.116      $12.718          0
                                 2006       $12.718      $12.727          0
                                 2007       $12.727      $14.474          0
                                 2008       $14.474      $ 7.181          0
                                 2009       $ 7.181      $11.599          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2002       $10.000      $11.040          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $11.040      $13.754         0
                                 2004       $13.754      $14.764         0
                                 2005       $14.764      $16.144         0
                                 2006       $16.144      $17.444         0
                                 2007       $17.444      $18.095         0
                                 2008       $18.095      $15.001         0
                                 2009       $15.001      $19.033         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.900         0
                                 2005       $10.900      $11.413         0
                                 2006       $11.413      $12.530         0
                                 2007       $12.530      $12.627         0
                                 2008       $12.627      $ 9.520         0
                                 2009       $ 9.520      $11.370         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.697         0
                                 2005       $10.697      $12.071         0
                                 2006       $12.071      $12.254         0
                                 2007       $12.254      $14.565         0
                                 2008       $14.565      $ 7.216         0
                                 2009       $ 7.216      $11.649         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.672         0
                                 2005       $10.672      $12.018         0
                                 2006       $12.018      $12.166         0
                                 2007       $12.166      $14.432         0
                                 2008       $14.432      $ 7.127         0
                                 2009       $ 7.127      $11.478         0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $10.996         0
                                 2005       $10.996      $12.007         0
                                 2006       $12.007      $14.228         0
                                 2007       $14.228      $15.228         0
                                 2008       $15.228      $10.551         0
                                 2009       $10.551      $13.331         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.772         0
                                 2007       $ 9.772      $11.682         0
                                 2008       $11.682      $ 6.058         0
                                 2009       $ 6.058      $ 9.296         0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.510         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $13.510      $15.670         0
                                 2005       $15.670      $17.250         0
                                 2006       $17.250      $18.813         0
                                 2007       $18.813      $18.885         0
                                 2008       $18.885      $10.968         0
                                 2009       $10.968      $15.684         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.237         0
                                 2005       $11.237      $12.307         0
                                 2006       $12.307      $14.486         0
                                 2007       $14.486      $15.231         0
                                 2008       $15.231      $ 8.719         0
                                 2009       $ 8.719      $11.835         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.231         0
                                 2005       $11.231      $12.282         0
                                 2006       $12.282      $14.447         0
                                 2007       $14.447      $15.176         0
                                 2008       $15.176      $ 8.668         0
                                 2009       $ 8.668      $11.763         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2002       $10.000      $10.682         0
                                 2003       $10.682      $14.386         0
                                 2004       $14.386      $19.088         0
                                 2005       $19.088      $21.732         0
                                 2006       $21.732      $29.176        92
                                 2007       $29.176      $23.532         0
                                 2008       $23.532      $14.212         0
                                 2009       $14.212      $17.807         0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $11.963         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT
  OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.35



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.203           0
                                 2007       $10.203      $11.663           0
                                 2008       $11.663      $ 6.514           0
                                 2009       $ 6.514      $ 8.600           0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.394           0
                                 2007       $10.394      $10.981           0
                                 2008       $10.981      $ 8.009           0
                                 2009       $ 8.009      $ 9.675       4,213
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.423           0
                                 2007       $10.423      $11.169           0
                                 2008       $11.169      $ 7.315           0
                                 2009       $ 7.315      $ 9.164           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.432           0
                                 2007       $10.432      $11.292           0
                                 2008       $11.292      $ 6.804           0
                                 2009       $ 6.804      $ 8.699           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.285           0
                                 2007       $10.285      $10.615           0
                                 2008       $10.615      $ 9.238           0
                                 2009       $ 9.238      $10.322           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.683           0
                                 2007       $ 9.683      $11.541           0
                                 2008       $11.541      $ 6.212           0
                                 2009       $ 6.212      $ 8.743           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.754           0
                                 2007       $10.754      $11.022           0
                                 2008       $11.022      $ 6.750           0
                                 2009       $ 6.750      $ 8.309           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.814           0
                                 2007       $ 9.814      $11.031           0
                                 2008       $11.031      $ 6.492           0
                                 2009       $ 6.492      $ 8.843           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.678      $13.283       3,219
                                 2004       $13.283      $14.320       2,865
                                 2005       $14.320      $14.448           0
                                 2006       $14.448      $16.442       1,722
                                 2007       $16.442      $15.428       1,576
                                 2008       $15.428      $ 9.751       1,428
                                 2009       $ 9.751      $12.027       1,330
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.168         587
                                 2005       $11.168      $11.059           0
                                 2006       $11.059      $12.746       2,347
                                 2007       $12.746      $12.887       2,347
                                 2008       $12.887      $ 8.834         918
                                 2009       $ 8.834      $11.675           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.500           0
                                 2005       $10.500      $10.342           0
                                 2006       $10.342      $11.179       1,289
                                 2007       $11.179      $11.572       1,331
                                 2008       $11.572      $ 7.384           0
                                 2009       $ 7.384      $ 9.336           0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.798      $15.418           0
                                 2004       $15.418      $16.751           0
                                 2005       $16.751      $17.108           0
                                 2006       $17.108      $18.124           0
                                 2007       $18.124      $19.647           0
                                 2008       $19.647      $11.010           0
                                 2009       $11.010      $15.407           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.018      $14.444         582
                                 2004       $14.444      $17.421         643
                                 2005       $17.421      $18.468          65
                                 2006       $18.468      $21.057         382
                                 2007       $21.057      $20.031         314
                                 2008       $20.031      $13.076         176
                                 2009       $13.076      $16.459         180
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.186       1,218
                                 2005       $10.186      $10.167           0
                                 2006       $10.167      $10.308           0
                                 2007       $10.308      $10.708           0
                                 2008       $10.708      $11.228           0
                                 2009       $11.228      $11.282           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.947       1,295
                                 2007       $10.947      $11.932       1,290
                                 2008       $11.932      $ 8.319       1,284
                                 2009       $ 8.319      $ 9.999       1,276
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.578      $12.584       3,192
                                 2004       $12.584      $13.813       5,839
                                 2005       $13.813      $14.884         162
                                 2006       $14.884      $17.174       4,205
                                 2007       $17.174      $17.318       3,824
                                 2008       $17.318      $10.614       3,642
                                 2009       $10.614      $13.039       3,573
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.652      $16.738         206
                                 2004       $16.738      $20.344         205
                                 2005       $20.344      $25.267           0
                                 2006       $25.267      $31.545         202
                                 2007       $31.545      $39.589         201
                                 2008       $39.589      $18.246           0
                                 2009       $18.246      $30.692           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.357      $13.488           0
                                 2004       $13.488      $15.581         889
                                 2005       $15.581      $16.731           0
                                 2006       $16.731      $19.805       1,899
                                 2007       $19.805      $22.282       1,849
                                 2008       $22.282      $12.947         310
                                 2009       $12.947      $17.292           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.560      $12.784           0
                                 2004       $12.784      $14.295           0
                                 2005       $14.295      $13.504           0
                                 2006       $13.504      $14.843           0
                                 2007       $14.843      $16.056           0
                                 2008       $16.056      $16.619           0
                                 2009       $16.619      $19.223           0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.886           0
                                 2005       $10.886      $11.347           0
                                 2006       $11.347      $12.679         399
                                 2007       $12.679      $13.186         397
                                 2008       $13.186      $ 9.166           0
                                 2009       $ 9.166      $11.254           0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.338           0
                                 2005       $10.338      $10.208           0
                                 2006       $10.208      $10.877           0
                                 2007       $10.877      $11.255           0
                                 2008       $11.255      $ 9.046           0
                                 2009       $ 9.046      $11.841           0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.870           0
                                 2005       $10.870      $10.939           0
                                 2006       $10.939      $12.503           0
                                 2007       $12.503      $12.603           0
                                 2008       $12.603      $ 7.809           0
                                 2009       $ 7.809      $ 9.048           0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.117           0
                                 2005       $11.117      $11.337           0
                                 2006       $11.337      $11.922         645
                                 2007       $11.922      $14.090         583
                                 2008       $14.090      $ 8.480           0
                                 2009       $ 8.480      $12.029           0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.101           0
                                 2005       $11.101      $11.709           0
                                 2006       $11.709      $12.808       1,179

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.808      $12.554       1,179
                                 2008       $12.554      $ 7.419         461
                                 2009       $ 7.419      $ 9.155           0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.082      $12.989         561
                                 2004       $12.989      $13.899       1,306
                                 2005       $13.899      $14.044         774
                                 2006       $14.044      $15.175         833
                                 2007       $15.175      $15.302         834
                                 2008       $15.302      $ 8.409         783
                                 2009       $ 8.409      $ 9.965         834
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.086           0
                                 2005       $10.086      $10.060           0
                                 2006       $10.060      $10.288       1,681
                                 2007       $10.288      $10.436       1,771
                                 2008       $10.436      $ 6.196           0
                                 2009       $ 6.196      $ 6.585           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.218       2,929
                                 2004       $12.218      $12.696       3,435
                                 2005       $12.696      $12.976       3,456
                                 2006       $12.976      $13.619       1,786
                                 2007       $13.619      $15.110       1,445
                                 2008       $15.110      $ 8.002       1,277
                                 2009       $ 8.002      $11.241       1,071
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.059      $14.119           0
                                 2004       $14.119      $16.359         143
                                 2005       $16.359      $18.186           0
                                 2006       $18.186      $20.803         122
                                 2007       $20.803      $21.505         116
                                 2008       $21.505      $12.505         122
                                 2009       $12.505      $16.984          99
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.704      $12.853           0
                                 2004       $12.853      $13.621         624
                                 2005       $13.621      $13.542           0
                                 2006       $13.542      $14.417       1,158
                                 2007       $14.417      $13.983       1,171
                                 2008       $13.983      $ 2.920         577
                                 2009       $ 2.920      $ 3.584         475

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.439      $12.532       7,888
                                 2004       $12.532      $13.331       7,986
                                 2005       $13.331      $13.739         808
                                 2006       $13.739      $15.367       2,257
                                 2007       $15.367      $15.596       1,957
                                 2008       $15.596      $ 9.329       1,401
                                 2009       $ 9.329      $11.637       1,283
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.689      $14.545         666
                                 2004       $14.545      $16.894         591
                                 2005       $16.894      $18.066         133
                                 2006       $18.066      $20.190         494
                                 2007       $20.190      $19.400         484
                                 2008       $19.400      $11.721         241
                                 2009       $11.721      $15.637         159
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.317      $12.290         213
                                 2004       $12.290      $14.306         372
                                 2005       $14.306      $15.614           0
                                 2006       $15.614      $15.630           0
                                 2007       $15.630      $16.150           0
                                 2008       $16.150      $ 7.993           0
                                 2009       $ 7.993      $10.304           0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.221      $12.039       1,984
                                 2004       $12.039      $12.723       6,149
                                 2005       $12.723      $12.708         281
                                 2006       $12.708      $13.282       7,293
                                 2007       $13.282      $14.179       6,611
                                 2008       $14.179      $11.817       5,090
                                 2009       $11.817      $13.637       4,997
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.727      $12.332           0
                                 2004       $12.332      $13.113           0
                                 2005       $13.113      $13.672           0
                                 2006       $13.672      $15.040           0
                                 2007       $15.040      $15.086           0
                                 2008       $15.086      $ 9.803           0
                                 2009       $ 9.803      $12.918           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.968      $13.395       2,602
                                 2004       $13.395      $14.506       2,633
                                 2005       $14.506      $14.878           0
                                 2006       $14.878      $16.808       1,341
                                 2007       $16.808      $15.390       1,151
                                 2008       $15.390      $ 9.194       1,068
                                 2009       $ 9.194      $11.632         976

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.210      $11.211           0
                                 2004       $11.211      $11.705           0
                                 2005       $11.705      $12.914           0
                                 2006       $12.914      $12.938           0
                                 2007       $12.938      $12.532           0
                                 2008       $12.532      $10.128           0
                                 2009       $10.128      $12.438           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.838      $13.237       1,357
                                 2004       $13.237      $14.261       1,895
                                 2005       $14.261      $14.330          83
                                 2006       $14.330      $15.437       2,059
                                 2007       $15.437      $15.463       1,965
                                 2008       $15.463      $11.141       1,861
                                 2009       $11.141      $16.308       1,569
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.332      $10.358       8,042
                                 2004       $10.358      $10.542      10,448
                                 2005       $10.542      $10.518         113
                                 2006       $10.518      $10.715       2,478
                                 2007       $10.715      $10.986       2,300
                                 2008       $10.986      $ 8.145       2,208
                                 2009       $ 8.145      $11.643       1,902
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.551      $13.274       4,620
                                 2004       $13.274      $15.032       4,595
                                 2005       $15.032      $16.438         150
                                 2006       $16.438      $20.463         422
                                 2007       $20.463      $21.609         428
                                 2008       $21.609      $11.803           0
                                 2009       $11.803      $14.337           0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.667      $12.886           0
                                 2004       $12.886      $14.147           0
                                 2005       $14.147      $15.002           0
                                 2006       $15.002      $16.660           0
                                 2007       $16.660      $15.396           0
                                 2008       $15.396      $ 9.070           0
                                 2009       $ 9.070      $11.565           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.914      $ 9.773       1,860
                                 2004       $ 9.773      $ 9.587           0
                                 2005       $ 9.587      $ 9.581         122
                                 2006       $ 9.581      $ 9.749         493
                                 2007       $ 9.749      $ 9.954         516
                                 2008       $ 9.954      $ 9.951           0
                                 2009       $ 9.951      $ 9.718       9,106
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.954      $13.387       2,289
                                 2004       $13.387      $14.392       2,504
                                 2005       $14.392      $15.430           0
                                 2006       $15.430      $16.326       1,677
                                 2007       $16.326      $16.823       1,354
                                 2008       $16.823      $10.042       1,250
                                 2009       $10.042      $12.933       1,115
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.295      $14.455           0
                                 2004       $14.455      $16.262       4,137
                                 2005       $16.262      $16.784           0
                                 2006       $16.784      $18.979       6,444
                                 2007       $18.979      $17.590       6,596
                                 2008       $17.590      $ 9.470       6,535
                                 2009       $ 9.470      $ 8.906           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.816      $12.989           0
                                 2004       $12.989      $13.617           0
                                 2005       $13.617      $13.937           0
                                 2006       $13.937      $15.120           0
                                 2007       $15.120      $14.817           0
                                 2008       $14.817      $ 8.874           0
                                 2009       $ 8.874      $11.518           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.657      $11.985       1,893
                                 2004       $11.985      $12.639       1,895
                                 2005       $12.639      $12.819           0
                                 2006       $12.812      $13.976         703
                                 2007       $13.976      $13.749         557
                                 2008       $13.749      $ 7.943         543
                                 2009       $ 7.943      $ 9.725         528

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.620      $13.943         187
                                 2004       $13.943      $16.525         162
                                 2005       $16.525      $17.487           0
                                 2006       $17.487      $21.652         132
                                 2007       $21.652      $25.308         101
                                 2008       $25.308      $17.144          86
                                 2009       $17.144      $17.938         101
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.773      $13.452       2,488
                                 2004       $13.452      $15.550       2,550
                                 2005       $15.550      $16.997           0
                                 2006       $16.997      $17.470       1,328
                                 2007       $17.470      $17.672       1,097
                                 2008       $17.672      $ 9.378       1,119
                                 2009       $ 9.378      $12.682         994
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.554      $12.297       3,209
                                 2004       $12.297      $12.588       3,565
                                 2005       $12.588      $12.968         272
                                 2006       $12.968      $13.326       3,136
                                 2007       $13.326      $13.703       2,746
                                 2008       $13.703      $ 8.409       2,575
                                 2009       $ 8.409      $13.432       2,138
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.058         724
                                 2005       $11.058      $11.976         699
                                 2006       $11.976      $12.247         726
                                 2007       $12.247      $14.035         523
                                 2008       $14.035      $ 7.271         582
                                 2009       $ 7.271      $11.082         414
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.270       1,782
                                 2005       $11.270      $11.436       1,782
                                 2006       $11.436      $12.935       1,072
                                 2007       $12.935      $12.311       1,068
                                 2008       $12.311      $ 7.702       1,063
                                 2009       $ 7.702      $ 9.639       1,056
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.754      $13.246       2,502
                                 2004       $13.246      $14.733       6,041
                                 2005       $14.733      $15.755         225
                                 2006       $15.755      $17.809       3,397
                                 2007       $17.809      $17.792       3,103
                                 2008       $17.792      $11.754       2,731
                                 2009       $11.754      $14.218       2,745

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $ 9.800       9,153
                                 2005       $ 9.800      $ 9.783       9,587
                                 2006       $ 9.783      $ 9.933      10,693
                                 2007       $ 9.933      $10.111       9,998
                                 2008       $10.111      $10.030       7,126
                                 2009       $10.030      $ 9.785           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.906      $11.642           0
                                 2004       $11.642      $12.116           0
                                 2005       $12.116      $12.711           0
                                 2006       $12.711      $12.714           0
                                 2007       $12.714      $14.452           0
                                 2008       $14.452      $ 7.166           0
                                 2009       $ 7.166      $11.569           0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.261      $13.761           0
                                 2004       $13.761      $14.763           0
                                 2005       $14.763      $16.136           0
                                 2006       $16.136      $17.426           0
                                 2007       $17.426      $18.067           0
                                 2008       $18.067      $14.970           0
                                 2009       $14.970      $18.984           0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.896           0
                                 2005       $10.896      $11.404           0
                                 2006       $11.404      $12.513       1,087
                                 2007       $12.513      $12.603       1,083
                                 2008       $12.603      $ 9.497       1,078
                                 2009       $ 9.497      $11.337       1,071
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.694       8,172
                                 2005       $10.694      $12.060       7,238
                                 2006       $12.060      $12.237       1,415
                                 2007       $12.237      $14.537         939
                                 2008       $14.537      $ 7.199         986
                                 2009       $ 7.199      $11.615         688
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.668           0
                                 2005       $10.668      $12.008           0
                                 2006       $12.008      $12.150       1,810
                                 2007       $12.150      $14.404       1,810
                                 2008       $14.404      $ 7.110         708
                                 2009       $ 7.110      $11.444           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000           0
                                 2004       $10.000      $10.990           0
                                 2005       $10.990      $11.995           0
                                 2006       $11.995      $14.206           0
                                 2007       $14.206      $15.197           0
                                 2008       $15.197      $10.524           0
                                 2009       $10.524      $13.290           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.769         885
                                 2007       $ 9.769      $11.672         792
                                 2008       $11.672      $ 6.050           0
                                 2009       $ 6.050      $ 9.278           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.506           0
                                 2004       $13.506      $15.657           0
                                 2005       $15.657      $17.227           0
                                 2006       $17.227      $18.777           0
                                 2007       $18.777      $18.840           0
                                 2008       $18.840      $10.936           0
                                 2009       $10.936      $15.630           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.233       3,569
                                 2005       $11.233      $12.297       3,378
                                 2006       $12.297      $14.466       1,753
                                 2007       $14.466      $15.202       1,480
                                 2008       $15.202      $ 8.698       1,445
                                 2009       $ 8.698      $11.801       1,223
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.227           0
                                 2005       $11.227      $12.272           0
                                 2006       $12.272      $14.428         266
                                 2007       $14.428      $15.148         271
                                 2008       $15.148      $ 8.648           0
                                 2009       $ 8.648      $11.728           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.354      $14.393           0
                                 2004       $14.393      $19.087       7,654
                                 2005       $19.087      $21.720           0
                                 2006       $21.720      $29.145       4,555
                                 2007       $29.145      $23.495       5,378
                                 2008       $23.495      $14.183       6,599
                                 2009       $14.183      $17.761       6,113

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $11.932       5,508



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.45



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.196         0
                                 2007       $10.196      $11.643         0
                                 2008       $11.643      $ 6.496         0
                                 2009       $ 6.496      $ 8.568         0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.387         0
                                 2007       $10.387      $10.962         0
                                 2008       $10.962      $ 7.987         0
                                 2009       $ 7.987      $ 9.638         0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.416         0
                                 2007       $10.416      $11.150         0
                                 2008       $11.150      $ 7.295         0
                                 2009       $ 7.295      $ 9.130         0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.425         0
                                 2007       $10.425      $11.273         0
                                 2008       $11.273      $ 6.785         0
                                 2009       $ 6.785      $ 8.666         0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.278         0
                                 2007       $10.278      $10.597         0
                                 2008       $10.597      $ 9.213         0
                                 2009       $ 9.213      $10.283         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.676         0
                                 2007       $ 9.676      $11.521         0
                                 2008       $11.521      $ 6.194         0
                                 2009       $ 6.194      $ 8.710         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.746         0
                                 2007       $10.746      $11.003         0
                                 2008       $11.003      $ 6.732         0
                                 2009       $ 6.732      $ 8.278         0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $ 9.808         0
                                 2007       $ 9.808      $11.012         0
                                 2008       $11.012      $ 6.474         0
                                 2009       $ 6.474      $ 8.809         0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                                 2003       $10.669      $13.263         0
                                 2004       $13.263      $14.284         0
                                 2005       $14.284      $14.396         0
                                 2006       $14.396      $16.366         0
                                 2007       $16.366      $15.341         0
                                 2008       $15.341      $ 9.686         0
                                 2009       $ 9.686      $11.935         0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.160         0
                                 2005       $11.160      $11.041         0
                                 2006       $11.041      $12.711         0
                                 2007       $12.711      $12.838         0
                                 2008       $12.838      $ 8.792         0
                                 2009       $ 8.792      $11.607         0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.497         0
                                 2005       $10.497      $10.329         0
                                 2006       $10.329      $11.153         0
                                 2007       $11.153      $11.534         0
                                 2008       $11.534      $ 7.352         0
                                 2009       $ 7.352      $ 9.286         0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                                 2003       $11.788      $15.395         0
                                 2004       $15.395      $16.708         0
                                 2005       $16.708      $17.047         0
                                 2006       $17.047      $18.041         0
                                 2007       $18.041      $19.537         0
                                 2008       $19.537      $10.937         0
                                 2009       $10.937      $15.289         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2003       $11.008      $14.422         0
                                 2004       $14.422      $17.376         0
                                 2005       $17.376      $18.402         0
                                 2006       $18.402      $20.960         0
                                 2007       $20.960      $19.918         0
                                 2008       $19.918      $12.989         0
                                 2009       $12.989      $16.333         0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                                 2004       $10.000      $10.179         0
                                 2005       $10.179      $10.150         0
                                 2006       $10.150      $10.279         0
                                 2007       $10.279      $10.668         0
                                 2008       $10.668      $11.175         0
                                 2009       $11.175      $11.216         0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2006       $10.000      $10.940         0
                                 2007       $10.940      $11.911         0
                                 2008       $11.911      $ 8.297         0
                                 2009       $ 8.297      $ 9.961         0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2003       $10.569      $12.564         0
                                 2004       $12.564      $13.778         0
                                 2005       $13.778      $14.831         0
                                 2006       $14.831      $17.095         0
                                 2007       $17.095      $17.221         0
                                 2008       $17.221      $10.544         0
                                 2009       $10.544      $12.939         0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                                 2003       $11.642      $16.712         0
                                 2004       $16.712      $20.292         0
                                 2005       $20.292      $25.177         0
                                 2006       $25.177      $31.401         0
                                 2007       $31.401      $39.367         0
                                 2008       $39.367      $18.125         0
                                 2009       $18.125      $30.457         0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2003       $10.348      $13.468         0
                                 2004       $13.468      $15.542         0
                                 2005       $15.542      $16.672         0
                                 2006       $16.672      $19.714         0
                                 2007       $19.714      $22.157         0
                                 2008       $22.157      $12.861         0
                                 2009       $12.861      $17.160         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
                                 2003       $11.550      $12.764         0
                                 2004       $12.764      $14.259         0
                                 2005       $14.259      $13.456         0
                                 2006       $13.456      $14.775         0
                                 2007       $14.775      $15.966         0
                                 2008       $15.966      $16.509         0
                                 2009       $16.509      $19.076         0
LORD ABBETT SERIES FUND - ALL VALUE PORTFOLIO
                                 2004       $10.000      $10.883         0
                                 2005       $10.883      $11.333         0
                                 2006       $11.333      $12.650         0
                                 2007       $12.650      $13.142         0
                                 2008       $13.142      $ 9.126         0
                                 2009       $ 9.126      $11.194         0
LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO
                                 2004       $10.000      $10.335         0
                                 2005       $10.335      $10.194         0
                                 2006       $10.194      $10.852         0
                                 2007       $10.852      $11.218         0
                                 2008       $11.218      $ 9.006         0
                                 2009       $ 9.006      $11.777         0
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
                                 2004       $10.000      $10.867         0
                                 2005       $10.867      $10.925         0
                                 2006       $10.925      $12.474         0
                                 2007       $12.474      $12.561         0
                                 2008       $12.561      $ 7.775         0
                                 2009       $ 7.775      $ 9.000         0
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
                                 2004       $10.000      $11.115         0
                                 2005       $11.115      $11.322         0
                                 2006       $11.322      $11.895         0
                                 2007       $11.895      $14.043         0
                                 2008       $14.043      $ 8.443         0
                                 2009       $ 8.443      $11.964         0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
                                 2004       $10.000      $11.089         0
                                 2005       $11.098      $11.694         0
                                 2006       $11.694      $12.779         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.779      $12.512         0
                                 2008       $12.512      $ 7.387         0
                                 2009       $ 7.387      $ 9.106         0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                                 2003       $11.073      $12.969         0
                                 2004       $12.969      $13.863         0
                                 2005       $13.863      $13.994         0
                                 2006       $13.994      $15.105         0
                                 2007       $15.105      $15.217         0
                                 2008       $15.217      $ 8.353         0
                                 2009       $ 8.353      $ 9.889         0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                                 2004       $10.000      $10.083         0
                                 2005       $10.083      $10.047         0
                                 2006       $10.047      $10.265         0
                                 2007       $10.265      $10.401         0
                                 2008       $10.401      $ 6.169         0
                                 2009       $ 6.169      $ 6.550         0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                                 2003       $10.000      $12.210         0
                                 2004       $12.210      $12.674         0
                                 2005       $12.674      $12.941         0
                                 2006       $12.941      $13.568         0
                                 2007       $13.568      $15.038         0
                                 2008       $15.038      $ 7.955         0
                                 2009       $ 7.955      $11.165         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2003       $10.051      $14.098         0
                                 2004       $14.098      $16.317         0
                                 2005       $16.317      $18.121         0
                                 2006       $18.121      $20.708         0
                                 2007       $20.708      $21.384         0
                                 2008       $21.384      $12.422         0
                                 2009       $12.422      $16.854         0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                                 2003       $11.695      $12.834         0
                                 2004       $12.834      $13.586         0
                                 2005       $13.586      $13.494         0
                                 2006       $13.494      $14.350         0
                                 2007       $14.350      $13.904         0
                                 2008       $13.904      $ 2.900         0
                                 2009       $ 2.900      $ 3.556         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
OPPENHEIMER MAIN STREET FUND/VA - SERVICE SHARES
                                 2003       $10.431      $12.513         0
                                 2004       $12.513      $13.297         0
                                 2005       $13.297      $13.690         0
                                 2006       $13.690      $15.297         0
                                 2007       $15.297      $15.509         0
                                 2008       $15.509      $ 9.267         0
                                 2009       $ 9.267      $11.548         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2003       $10.680      $14.523         0
                                 2004       $14.523      $16.852         0
                                 2005       $16.852      $18.002         0
                                 2006       $18.002      $20.097         0
                                 2007       $20.097      $19.292         0
                                 2008       $19.292      $11.644         0
                                 2009       $11.644      $15.517         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2003       $10.308      $12.271         0
                                 2004       $12.271      $14.269         0
                                 2005       $14.269      $15.559         0
                                 2006       $15.559      $15.558         0
                                 2007       $15.558      $16.060         0
                                 2008       $16.060      $ 7.940         0
                                 2009       $ 7.940      $10.225         0
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE SHARES
                                 2003       $11.212      $12.020         0
                                 2004       $12.020      $12.690         0
                                 2005       $12.690      $12.662         0
                                 2006       $12.662      $13.221         0
                                 2007       $13.221      $14.099         0
                                 2008       $14.099      $11.739         0
                                 2009       $11.739      $13.533         0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2003       $10.718      $12.313         0
                                 2004       $12.313      $13.080         0
                                 2005       $13.080      $13.624         0
                                 2006       $13.624      $14.971         0
                                 2007       $14.971      $15.002         0
                                 2008       $15.002      $ 9.738         0
                                 2009       $ 9.738      $12.819         0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.958      $13.375         0
                                 2004       $13.375      $14.469         0
                                 2005       $14.469      $14.825         0
                                 2006       $14.825      $16.731         0
                                 2007       $16.731      $15.303         0
                                 2008       $15.303      $ 9.133         0
                                 2009       $ 9.133      $11.543         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2003       $10.201      $11.194         0
                                 2004       $11.194      $11.675         0
                                 2005       $11.675      $12.868         0
                                 2006       $12.868      $12.879         0
                                 2007       $12.879      $12.462         0
                                 2008       $12.462      $10.061         0
                                 2009       $10.061      $12.343         0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2003       $11.828      $13.216         0
                                 2004       $13.216      $14.224         0
                                 2005       $14.224      $14.279         0
                                 2006       $14.279      $15.366         0
                                 2007       $15.366      $15.376         0
                                 2008       $15.376      $11.067         0
                                 2009       $11.067      $16.183         0
PUTNAM VT INCOME FUND - CLASS IB
                                 2003       $10.325      $10.342         0
                                 2004       $10.342      $10.515         0
                                 2005       $10.515      $10.480         0
                                 2006       $10.480      $10.665         0
                                 2007       $10.665      $10.925         0
                                 2008       $10.925      $ 8.091         0
                                 2009       $ 8.091      $11.554         0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.542      $13.253         0
                                 2004       $13.253      $14.993         0
                                 2005       $14.993      $16.379         0
                                 2006       $16.379      $20.369         0
                                 2007       $20.369      $21.488         0
                                 2008       $21.488      $11.725         0
                                 2009       $11.725      $14.227         0
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.658      $12.867         0
                                 2004       $12.867      $14.111         0
                                 2005       $14.111      $14.949         0
                                 2006       $14.949      $16.584         0
                                 2007       $16.584      $15.309         0
                                 2008       $15.309      $ 9.010         0
                                 2009       $ 9.010      $11.476         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2003       $ 9.906      $ 9.758         0
                                 2004       $ 9.758      $ 9.563         0
                                 2005       $ 9.563      $ 9.547         0
                                 2006       $ 9.547      $ 9.704         0
                                 2007       $ 9.704      $ 9.898         0
                                 2008       $ 9.898      $ 9.885         0
                                 2009       $ 9.885      $ 9.644         0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.944      $13.366         0
                                 2004       $13.366      $14.355         0
                                 2005       $14.355      $15.375         0
                                 2006       $15.375      $16.252         0
                                 2007       $16.252      $16.728         0
                                 2008       $16.728      $ 9.976         0
                                 2009       $ 9.976      $12.834         0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2003       $11.285      $14.433         0
                                 2004       $14.433      $16.221         0
                                 2005       $16.221      $16.724         0
                                 2006       $16.724      $18.892         0
                                 2007       $18.892      $17.491         0
                                 2008       $17.491      $ 9.407         0
                                 2009       $ 9.407      $ 8.845         0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2003       $10.807      $12.969         0
                                 2004       $12.969      $13.582         0
                                 2005       $13.582      $13.887         0
                                 2006       $13.887      $15.051         0
                                 2007       $15.051      $14.733         0
                                 2008       $14.733      $ 8.815         0
                                 2009       $ 8.815      $11.430         0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.649      $11.967         0
                                 2004       $11.967      $12.607         0
                                 2005       $12.607      $12.766         0
                                 2006       $12.766      $13.912         0
                                 2007       $13.912      $13.672         0
                                 2008       $13.672      $ 7.890         0
                                 2009       $ 7.890      $ 9.650         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2003       $11.610      $13.922         0
                                 2004       $13.922      $16.483         0
                                 2005       $16.483      $17.425         0
                                 2006       $17.425      $21.553         0
                                 2007       $21.553      $25.166         0
                                 2008       $25.166      $17.030         0
                                 2009       $17.030      $17.800         0
PUTNAM VT VISTA FUND - CLASS IB
                                 2003       $10.764      $13.431         0
                                 2004       $13.431      $15.510         0
                                 2005       $15.510      $16.936         0
                                 2006       $16.936      $17.390         0
                                 2007       $17.390      $17.573         0
                                 2008       $17.573      $ 9.316         0
                                 2009       $ 9.316      $12.585         0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.545      $12.279         0
                                 2004       $12.279      $12.556         0
                                 2005       $12.556      $12.922         0
                                 2006       $12.922      $13.265         0
                                 2007       $13.265      $13.626         0
                                 2008       $13.626      $ 8.353         0
                                 2009       $ 8.353      $13.329         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.050         0
                                 2005       $11.050      $11.955         0
                                 2006       $11.955      $12.213         0
                                 2007       $12.213      $13.982         0
                                 2008       $13.982      $ 7.237         0
                                 2009       $ 7.237      $11.018         0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2004       $10.000      $11.262         0
                                 2005       $11.262      $11.416         0
                                 2006       $11.416      $12.899         0
                                 2007       $12.899      $12.265         0
                                 2008       $12.265      $ 7.665         0
                                 2009       $ 7.665      $ 9.583         0
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.745      $13.226         0
                                 2004       $13.226      $14.695         0
                                 2005       $14.695      $15.699         0
                                 2006       $15.699      $17.727         0
                                 2007       $17.727      $17.692         0
                                 2008       $17.692      $11.676         0
                                 2009       $11.676      $14.109         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $ 9.789         0
                                 2005       $ 9.789      $ 9.763         0
                                 2006       $ 9.763      $ 9.903         0
                                 2007       $ 9.903      $10.069         0
                                 2008       $10.069      $ 9.979         0
                                 2009       $ 9.979      $ 9.726         0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $ 9.898      $11.625         0
                                 2004       $11.625      $12.085         0
                                 2005       $12.085      $12.666         0
                                 2006       $12.666      $12.656         0
                                 2007       $12.656      $14.370         0
                                 2008       $14.370      $ 7.119         0
                                 2009       $ 7.119      $11.481         0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $12.251      $13.740         0
                                 2004       $13.740      $14.726         0
                                 2005       $14.726      $16.078         0
                                 2006       $16.078      $17.346         0
                                 2007       $17.346      $17.966         0
                                 2008       $17.966      $14.871         0
                                 2009       $14.871      $18.838         0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.888         0
                                 2005       $10.888      $11.384         0
                                 2006       $11.384      $12.479         0
                                 2007       $12.479      $12.556         0
                                 2008       $12.556      $ 9.451         0
                                 2009       $ 9.451      $11.271         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2004       $10.000      $10.686         0
                                 2005       $10.686      $12.040         0
                                 2006       $12.040      $12.204         0
                                 2007       $12.204      $14.483         0
                                 2008       $14.483      $ 7.164         0
                                 2009       $ 7.164      $11.548         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.661         0
                                 2005       $10.661      $11.987         0
                                 2006       $11.987      $12.117         0
                                 2007       $12.117      $14.350         0
                                 2008       $14.350      $ 7.076         0
                                 2009       $ 7.076      $11.378         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $10.000         0
                                 2004       $10.000      $10.979         0
                                 2005       $10.979      $11.970         0
                                 2006       $11.970      $14.162         0
                                 2007       $14.162      $15.135         0
                                 2008       $15.135      $10.471         0
                                 2009       $10.471      $13.208         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2006       $10.000      $ 9.762         0
                                 2007       $ 9.762      $11.652         0
                                 2008       $11.652      $ 6.033         0
                                 2009       $ 6.033      $ 9.244         0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.496         0
                                 2004       $13.496      $15.630         0
                                 2005       $15.630      $17.180         0
                                 2006       $17.180      $18.707         0
                                 2007       $18.707      $18.750         0
                                 2008       $18.750      $10.873         0
                                 2009       $10.873      $15.523         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2004       $10.000      $11.226         0
                                 2005       $11.226      $12.275         0
                                 2006       $12.275      $14.426         0
                                 2007       $14.426      $15.145         0
                                 2008       $15.145      $ 8.657         0
                                 2009       $ 8.657      $11.733         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2004       $10.000      $11.219         0
                                 2005       $11.219      $12.251         0
                                 2006       $12.251      $14.388         0
                                 2007       $14.388      $15.091         0
                                 2008       $15.091      $ 8.606         0
                                 2009       $ 8.606      $11.660         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $11.344      $14.371         0
                                 2004       $14.371      $19.039         0
                                 2005       $19.039      $21.643         0
                                 2006       $21.643      $29.012         0
                                 2007       $29.012      $23.363         0
                                 2008       $23.363      $14.089         0
                                 2009       $14.089      $17.625         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000      $11.841         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.19%.

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS

Allstate Life Insurance Company

Statement of Additional Information dated May 1, 2010

P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

   .   Putnam Allstate Advisor

   .   Putnam Allstate Advisor Plus

   .   Putnam Allstate Advisor Preferred

The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2010 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all four Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments                   2
The Contracts                                                          2
Calculation of Accumulation Unit Values                                3
Calculation of Variable Income Payments                                4
General Matters                                                        5
Experts                                                                6
Financial Statements                                                   6
Appendix A

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different underlying fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different underlying fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate

Distributors for the fiscal year ended December 31, 2009 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2008 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2007 was $0. The offering of the Contracts is continuous.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each

Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.

We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2009 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Contracts on April 30, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Accounts were first offered as of
February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003.

The Putnam Allstate Advisor Plus Contracts were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, except the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Putnam Allstate Advisor Preferred Contracts were first offered on April 28, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, except as follows: the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Earnings Protection Death Benefit Option and the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option were first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts, the Putnam Allstate Advisor Plus Contracts and the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003.

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                WITH THE ENHANCED BENEFICIARY PROTECTION OPTION

                           MORTALITY & EXPENSE = 1.4



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                                 2000       $10.000      $11.100        67,086
                                 2001       $11.100      $11.661       545,358
                                 2002       $11.661      $12.517     1,246,559
                                 2003       $12.517      $12.534     1,021,120
                                 2004       $12.534      $12.687       800,505
                                 2005       $12.687      $12.679       746,275
                                 2006       $12.679      $12.905       731,997
                                 2007       $12.905      $13.787       662,616
                                 2008       $13.787      $13.635       558,137
                                 2009       $13.635      $16.267       535,716
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                                 2000       $10.000      $ 9.128        25,640
                                 2001       $ 9.128      $ 7.748       147,254
                                 2002       $ 7.748      $ 5.932       291,171
                                 2003       $ 5.932      $ 7.299       322,029
                                 2004       $ 7.299      $ 8.255       308,910
                                 2005       $ 8.255      $ 8.781       321,258
                                 2006       $ 8.781      $ 9.725       306,463
                                 2007       $ 9.725      $ 8.922       269,359
                                 2008       $ 8.922      $ 5.420       228,133
                                 2009       $ 5.420      $ 5.041             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.000      $12.919        20,420
                                 2004       $12.919      $15.047        41,216
                                 2005       $15.047      $16.344        65,113
                                 2006       $16.344      $18.568        68,646
                                 2007       $18.568      $16.558        87,812
                                 2008       $16.558      $10.582        71,292
                                 2009       $10.582      $15.193        68,929

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                                 2000       $10.000      $ 7.310        43,110
                                 2001       $ 7.310      $ 4.988       241,675
                                 2002       $ 4.988      $ 3.464       705,789
                                 2003       $ 3.464      $ 4.508       762,703
                                 2004       $ 4.508      $ 4.782       730,582
                                 2005       $ 4.782      $ 5.056       596,170
                                 2006       $ 5.056      $ 5.538       532,806
                                 2007       $ 5.538      $ 6.023       460,424
                                 2008       $ 6.023      $ 3.367       368,031
                                 2009       $ 3.367      $ 3.298             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                                 2000       $ 9.856      $ 9.702       960,138
                                 2001       $ 9.702      $ 9.902     1,166,848
                                 2002       $ 9.902      $10.339     1,243,664
                                 2003       $10.339      $12.239     1,171,279
                                 2004       $12.239      $13.178     1,100,038
                                 2005       $13.178      $13.390     1,030,397
                                 2006       $13.390      $14.034       946,956
                                 2007       $14.034      $14.408       747,462
                                 2008       $14.408      $ 9.829       554,119
                                 2009       $ 9.829      $15.056       487,005
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2003       $10.000      $12.037        96,591
                                 2004       $12.037      $13.271       253,970
                                 2005       $13.271      $13.806       310,858
                                 2006       $13.806      $16.179       323,901
                                 2007       $16.179      $16.459       324,966
                                 2008       $16.459      $11.175       283,682
                                 2009       $11.175      $14.043       701,782
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2000       $ 9.290      $10.041     1,158,069
                                 2001       $10.041      $ 9.945     1,814,381
                                 2002       $ 9.945      $ 8.948     2,264,489
                                 2003       $ 8.948      $10.326     2,284,482
                                 2004       $10.326      $11.018     2,067,969
                                 2005       $11.018      $11.298     1,870,739
                                 2006       $11.298      $12.469     1,604,374
                                 2007       $12.469      $12.410     1,260,998
                                 2008       $12.410      $ 7.253       963,795
                                 2009       $ 7.253      $ 8.985       826,604
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2000       $10.687      $10.025       160,395
                                 2001       $10.025      $ 9.043       223,097
                                 2002       $ 9.043      $ 7.800       309,529
                                 2003       $ 7.800      $ 9.374       298,541

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $ 9.374      $10.085       292,344
                                 2005       $10.085      $10.638       299,982
                                 2006       $10.638      $11.838       332,571
                                 2007       $11.838      $12.014       326,416
                                 2008       $12.014      $ 7.899       311,511
                                 2009       $ 7.899      $10.530       285,321
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                                 2000       $15.649      $10.840     1,013,826
                                 2001       $10.840      $ 7.506     1,431,929
                                 2002       $ 7.506      $ 5.744     1,448,984
                                 2003       $ 5.744      $ 7.319     1,363,310
                                 2004       $ 7.319      $ 8.203     1,214,915
                                 2005       $ 8.203      $ 8.799     1,069,065
                                 2006       $ 8.799      $10.691       978,445
                                 2007       $10.691      $11.491       865,670
                                 2008       $11.491      $ 6.192       676,956
                                 2009       $ 6.192      $ 7.936       586,829
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $ 9.162      $ 9.751     7,073,174
                                 2001       $ 9.751      $ 8.999     9,530,034
                                 2002       $ 8.999      $ 7.188     9,845,294
                                 2003       $ 7.188      $ 9.028     9,388,575
                                 2004       $ 9.028      $ 9.891     8,631,919
                                 2005       $ 9.891      $10.263     7,726,242
                                 2006       $10.263      $11.730     6,541,834
                                 2007       $11.730      $10.866     5,279,523
                                 2008       $10.866      $ 6.568     4,065,399
                                 2009       $ 6.568      $ 8.407     3,508,895
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                                 2000       $10.000      $ 7.424       431,626
                                 2001       $ 7.424      $ 4.970       855,862
                                 2002       $ 4.970      $ 3.455       932,040
                                 2003       $ 3.455      $ 4.192        45,531
                                 2004       $ 4.192      $ 4.206       863,324
                                 2005       $ 4.206      $ 4.317       772,359
                                 2006       $ 4.317      $ 4.621       690,634
                                 2007       $ 4.621      $ 4.802       586,549
                                 2008       $ 4.802      $ 2.951       482,957
                                 2009       $ 2.951      $ 4.098       467,677
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2000       $10.586      $14.509       960,998
                                 2001       $14.509      $11.479     1,399,881
                                 2002       $11.479      $ 9.015     1,384,015
                                 2003       $ 9.015      $10.524     1,243,471
                                 2004       $10.524      $11.116     1,140,514

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $11.116      $12.407     1,064,361
                                 2006       $12.407      $12.576       934,825
                                 2007       $12.576      $12.324       702,313
                                 2008       $12.324      $10.077       580,648
                                 2009       $10.077      $12.519       536,696
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2000       $ 9.924      $ 8.953       505,686
                                 2001       $ 8.953      $ 9.149       771,655
                                 2002       $ 9.149      $ 8.956       984,194
                                 2003       $ 8.956      $11.174     1,106,312
                                 2004       $11.174      $12.179       989,163
                                 2005       $12.179      $12.381       835,424
                                 2006       $12.381      $13.493       685,543
                                 2007       $13.493      $13.674       548,057
                                 2008       $13.674      $ 9.968       352,602
                                 2009       $ 9.968      $14.761       300,395
PUTNAM VT INCOME FUND - CLASS IB
                                 2000       $ 9.704      $10.315       648,170
                                 2001       $10.315      $10.911     1,811,443
                                 2002       $10.911      $11.607     2,454,315
                                 2003       $11.607      $11.951     2,280,940
                                 2004       $11.951      $12.306     2,096,369
                                 2005       $12.306      $12.421     1,894,762
                                 2006       $12.421      $12.801     1,650,827
                                 2007       $12.801      $13.280     1,441,447
                                 2008       $13.280      $ 9.961     1,029,466
                                 2009       $ 9.961      $14.404       932,680
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $14.412      $12.852     1,472,538
                                 2001       $12.852      $10.059     2,065,505
                                 2002       $10.059      $ 8.166     2,256,678
                                 2003       $ 8.166      $10.349     2,123,631
                                 2004       $10.349      $11.856     1,968,395
                                 2005       $11.856      $13.117     1,817,743
                                 2006       $13.117      $16.519     1,589,059
                                 2007       $16.519      $17.649     1,297,797
                                 2008       $17.649      $ 9.753     1,078,016
                                 2009       $ 9.753      $11.986       948,253
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.957      $10.948       463,946
                                 2001       $10.948      $ 8.548       619,238
                                 2002       $ 8.548      $ 7.268       654,974
                                 2003       $ 7.268      $ 9.878       600,031
                                 2004       $ 9.878      $11.783       698,621
                                 2005       $11.783      $13.257       711,977
                                 2006       $13.257      $16.631       741,586

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $16.631      $17.546       618,356
                                 2008       $17.546      $ 9.338       486,334
                                 2009       $ 9.338      $11.619       434,445
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB
                                 2000       $18.116      $10.956       621,327
                                 2001       $10.956      $ 7.704       730,266
                                 2002       $ 7.704      $ 6.561       718,444
                                 2003       $ 6.561      $ 8.617       704,350
                                 2004       $ 8.617      $ 9.631       678,935
                                 2005       $ 9.631      $11.240       700,405
                                 2006       $11.240      $13.979       676,169
                                 2007       $13.979      $15.604       575,797
                                 2008       $15.604      $ 8.849       471,694
                                 2009       $ 8.849      $12.073       424,922
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2000       $12.155      $ 9.752     3,487,766
                                 2001       $ 9.752      $ 7.232     4,531,677
                                 2002       $ 7.232      $ 5.429     4,272,950
                                 2003       $ 5.429      $ 6.805     3,939,536
                                 2004       $ 6.805      $ 7.558     3,555,395
                                 2005       $ 7.558      $ 8.109     3,176,976
                                 2006       $ 8.109      $ 9.110     2,783,426
                                 2007       $ 9.110      $ 8.518     2,269,132
                                 2008       $ 8.518      $ 5.077     1,746,130
                                 2009       $ 5.077      $ 6.549     1,736,486
PUTNAM VT MID CAP VALUE FUND - CLASS IB
                                 2003       $10.000      $12.788        36,343
                                 2004       $12.788      $14.557        94,225
                                 2005       $14.557      $16.139       156,676
                                 2006       $16.139      $18.311       169,273
                                 2007       $18.311      $18.359       136,221
                                 2008       $18.359      $10.349       103,021
                                 2009       $10.349      $14.183        93,361
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2000       $10.221      $10.666       698,651
                                 2001       $10.666      $10.912     1,736,764
                                 2002       $10.912      $10.887     1,454,437
                                 2003       $10.887      $10.789     1,108,240
                                 2004       $10.789      $10.708       721,523
                                 2005       $10.708      $18.826       549,700
                                 2006       $10.826      $11.144       613,196
                                 2007       $11.144      $11.512       622,474
                                 2008       $11.512      $11.643       898,314
                                 2009       $11.643      $11.504       448,255

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2000       $15.676      $11.407     2,476,574
                                 2001       $11.407      $ 7.857     3,071,223
                                 2002       $ 7.857      $ 5.383     2,913,131
                                 2003       $ 5.383      $ 7.029     2,697,958
                                 2004       $ 7.029      $ 7.645     2,412,584
                                 2005       $ 7.645      $ 8.292     2,155,060
                                 2006       $ 8.292      $ 8.877     1,859,625
                                 2007       $ 8.877      $ 9.254     1,497,985
                                 2008       $ 9.254      $ 5.589     1,251,157
                                 2009       $ 5.589      $ 7.282     1,326,211
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2000       $ 8.786      $10.602       383,895
                                 2001       $10.602      $10.800     1,056,270
                                 2002       $10.800      $ 8.987     1,273,094
                                 2003       $ 8.987      $11.739     1,308,533
                                 2004       $11.739      $13.361     1,331,832
                                 2005       $13.361      $13.950     1,280,368
                                 2006       $13.950      $15.959     1,145,818
                                 2007       $15.959      $14.965       940,452
                                 2008       $14.965      $ 8.151       692,059
                                 2009       $ 8.151      $ 7.676             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                                 2000       $19.817      $ 9.556     1,187,439
                                 2001       $ 9.556      $ 5.116     1,609,323
                                 2002       $ 5.116      $ 3.419     1,578,374
                                 2003       $ 3.419      $ 4.575     1,541,075
                                 2004       $ 4.575      $ 4.896     1,419,009
                                 2005       $ 4.896      $ 5.207     1,251,250
                                 2006       $ 5.207      $ 5.771     1,118,305
                                 2007       $ 5.771      $ 6.412       999,565
                                 2008       $ 6.412      $ 3.436       853,538
                                 2009       $ 3.436      $ 3.334             0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2000       $11.586      $11.198     1,043,092
                                 2001       $11.198      $ 8.961     1,713,705
                                 2002       $ 8.961      $ 6.873     2,014,780
                                 2003       $ 6.873      $ 8.494     1,891,219
                                 2004       $ 8.494      $ 9.008     1,682,537
                                 2005       $ 9.008      $ 9.327     1,534,506
                                 2006       $ 9.327      $10.237     1,281,249
                                 2007       $10.237      $10.150     1,046,198
                                 2008       $10.150      $ 6.150       798,165
                                 2009       $ 6.150      $ 8.076       693,391

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2000       $10.291      $12.628       364,310
                                 2001       $12.628      $14.708       749,880
                                 2002       $14.708      $11.852     1,066,526
                                 2003       $11.852      $17.488       968,407
                                 2004       $17.488      $21.764       860,790
                                 2005       $21.764      $22.969       788,814
                                 2006       $22.969      $26.565       666,605
                                 2007       $26.565      $22.860       524,794
                                 2008       $22.860      $13.668       373,973
                                 2009       $13.668      $17.726       334,648
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2000       $ 9.976      $11.560       410,920
                                 2001       $11.560      $ 8.854       724,095
                                 2002       $ 8.854      $ 6.627       660,850
                                 2003       $ 6.627      $ 8.156       625,397
                                 2004       $ 8.156      $ 9.779       583,250
                                 2005       $ 9.779      $10.469       574,863
                                 2006       $10.469      $13.114       507,164
                                 2007       $13.114      $15.508       429,408
                                 2008       $15.508      $10.628       342,175
                                 2009       $10.628      $11.251       294,739
PUTNAM VT VISTA FUND - CLASS IB
                                 2000       $14.074      $13.310       990,942
                                 2001       $13.310      $ 8.726     1,555,754
                                 2002       $ 8.726      $ 5.971     1,545,783
                                 2003       $ 5.971      $ 7.840     1,538,521
                                 2004       $ 7.840      $ 9.169     1,395,130
                                 2005       $ 9.169      $10.139     1,272,402
                                 2006       $10.139      $10.543     1,085,378
                                 2007       $10.543      $10.790       818,108
                                 2008       $10.790      $ 5.793       641,158
                                 2009       $ 5.793      $ 7.926     1,012,765
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $14.311      $11.778     4,697,679
                                 2001       $11.778      $ 9.010     5,836,744
                                 2002       $ 9.010      $ 6.527     5,964,030
                                 2003       $ 6.527      $ 8.038     5,806,389
                                 2004       $ 8.038      $ 8.325     5,209,036
                                 2005       $ 8.325      $ 8.676     4,493,399
                                 2006       $ 8.676      $ 9.020     3,665,401
                                 2007       $ 9.020      $ 9.384     2,922,787
                                 2008       $ 9.384      $ 5.826     2,292,785
                                 2009       $ 5.826      $ 9.415     1,987,256



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40%.

PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR CONTRACTS -
                                      SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

                          MORTALITY & EXPENSE = 1.45



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                                 2001       $10.000      $ 6.410       71,467
                                 2002       $ 6.410      $ 6.877      292,460
                                 2003       $ 6.877      $ 6.883      259,580
                                 2004       $ 6.883      $ 6.963      219,045
                                 2005       $ 6.963      $ 6.955      194,932
                                 2006       $ 6.955      $ 7.076      126,629
                                 2007       $ 7.076      $ 7.556      114,437
                                 2008       $ 7.556      $ 7.468       96,661
                                 2009       $ 7.468      $ 8.906       78,173
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                                 2001       $10.000      $ 7.752       25,282
                                 2002       $ 7.752      $ 5.932       42,412
                                 2003       $ 5.932      $ 7.296       37,413
                                 2004       $ 7.296      $ 8.247       36,044
                                 2005       $ 8.247      $ 8.768       29,848
                                 2006       $ 8.768      $ 9.706       22,307
                                 2007       $ 9.706      $ 8.900       20,709
                                 2008       $ 8.900      $ 5.403       11,622
                                 2009       $ 5.403      $ 5.025            0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.000      $12.915          980
                                 2004       $12.915      $15.034        1,806
                                 2005       $15.034      $16.322        4,229
                                 2006       $16.322      $18.533        2,635
                                 2007       $18.533      $16.519        3,429
                                 2008       $16.519      $10.551        1,771
                                 2009       $10.551      $15.142        2,480

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 4.991       14,873
                                 2002       $ 4.991      $ 3.464      110,635
                                 2003       $ 3.464      $ 4.506       97,067
                                 2004       $ 4.506      $ 4.777       96,153
                                 2005       $ 4.777      $ 5.049       71,227
                                 2006       $ 5.049      $ 5.527       47,987
                                 2007       $ 5.527      $ 6.008       49,803
                                 2008       $ 6.008      $ 3.357       42,443
                                 2009       $ 3.357      $ 3.288            0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.928       17,897
                                 2002       $ 9.928      $10.362       37,038
                                 2003       $10.362      $12.260       58,057
                                 2004       $12.260      $13.194       42,391
                                 2005       $13.194      $13.399       39,754
                                 2006       $13.399      $14.037       49,835
                                 2007       $14.037      $14.403       56,195
                                 2008       $14.403      $ 9.820       32,880
                                 2009       $ 9.820      $15.035       30,898
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2003       $10.000      $12.033       11,721
                                 2004       $12.033      $13.260       25,857
                                 2005       $13.260      $13.787       39,894
                                 2006       $13.787      $16.149       42,374
                                 2007       $16.149      $16.421       42,803
                                 2008       $16.421      $11.143       37,387
                                 2009       $11.143      $13.996       88,898
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2001       $10.000      $ 9.972       38,848
                                 2002       $ 9.972      $ 8.968      110,078
                                 2003       $ 8.968      $10.344      172,602
                                 2004       $10.344      $11.031      197,528
                                 2005       $11.031      $11.306      202,640
                                 2006       $11.306      $12.471      193,000
                                 2007       $12.471      $12.406      175,796
                                 2008       $12.406      $ 7.247      133,501
                                 2009       $ 7.247      $ 8.973      131,138
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2001       $10.000      $ 9.067       12,674
                                 2002       $ 9.067      $ 7.817       18,914
                                 2003       $ 7.817      $ 9.390       23,928
                                 2004       $ 9.390      $10.097       26,244
                                 2005       $10.097      $10.645       47,667
                                 2006       $10.645      $11.840       49,740
                                 2007       $11.840      $12.010       45,616
                                 2008       $12.010      $ 7.892       32,798
                                 2009       $ 7.892      $10.516       27,738

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 7.527       44,241
                                 2002       $ 7.527      $ 5.756       80,208
                                 2003       $ 5.756      $ 7.331       90,529
                                 2004       $ 7.331      $ 8.213       93,757
                                 2005       $ 8.213      $ 8.805       86,999
                                 2006       $ 8.805      $10.693       79,836
                                 2007       $10.693      $11.488       74,067
                                 2008       $11.488      $ 6.187       53,484
                                 2009       $ 6.187      $ 7.925       52,827
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.023      394,607
                                 2002       $ 9.023      $ 7.204      668,993
                                 2003       $ 7.204      $ 9.044      670,055
                                 2004       $ 9.044      $ 9.903      605,453
                                 2005       $ 9.903      $10.270      497,059
                                 2006       $10.270      $11.732      456,775
                                 2007       $11.732      $10.863      382,197
                                 2008       $10.863      $ 6.562      268,671
                                 2009       $ 6.562      $ 8.395      238,009
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.978       35,084
                                 2002       $ 4.978      $ 3.459       80,490
                                 2003       $ 3.459      $ 4.195       83,694
                                 2004       $ 4.195      $ 4.206      116,632
                                 2005       $ 4.206      $ 4.315      100,640
                                 2006       $ 4.315      $ 4.617       85,504
                                 2007       $ 4.617      $ 4.795       80,134
                                 2008       $ 4.795      $ 2.945       32,351
                                 2009       $ 2.945      $ 4.088       30,444
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2001       $10.000      $11.510       39,706
                                 2002       $11.510      $ 9.035       66,809
                                 2003       $ 9.035      $10.542       64,051
                                 2004       $10.542      $11.129       61,510
                                 2005       $11.129      $12.416       49,618
                                 2006       $12.416      $12.578       39,780
                                 2007       $12.578      $12.320       30,537
                                 2008       $12.320      $10.068       31,440
                                 2009       $10.068      $12.502       37,090

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2001       $10.000      $ 9.174       12,541
                                 2002       $ 9.174      $ 8.975       36,749
                                 2003       $ 8.975      $11.193       62,153
                                 2004       $11.193      $12.193       61,630
                                 2005       $12.193      $12.389       52,976
                                 2006       $12.389      $13.495       43,868
                                 2007       $13.495      $13.670       30,965
                                 2008       $13.670      $ 9.960       20,426
                                 2009       $ 9.960      $14.741       19,862
PUTNAM VT INCOME FUND - CLASS IB
                                 2001       $10.000      $10.941      107,691
                                 2002       $10.941      $11.633      212,377
                                 2003       $11.633      $11.971      221,236
                                 2004       $11.971      $12.321      202,838
                                 2005       $12.321      $12.429      176,154
                                 2006       $12.429      $12.803      171,687
                                 2007       $12.803      $13.276      172,184
                                 2008       $13.276      $ 9.953      117,213
                                 2009       $ 9.953      $14.385       94,273
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $10.087       90,053
                                 2002       $10.087      $ 8.184      204,811
                                 2003       $ 8.184      $10.366          181
                                 2004       $10.366      $11.870      174,048
                                 2005       $11.870      $13.126      148,516
                                 2006       $13.126      $16.522      135,486
                                 2007       $16.522      $17.643      123,991
                                 2008       $17.643      $ 9.745       99,338
                                 2009       $ 9.745      $11.969       87,547
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 8.571       13,201
                                 2002       $ 8.571      $ 7.284       43,240
                                 2003       $ 7.284      $ 9.895       36,631
                                 2004       $ 9.895      $11.797       34,920
                                 2005       $11.797      $13.266       60,526
                                 2006       $13.266      $16.634       59,780
                                 2007       $16.634      $17.540       58,397
                                 2008       $17.540      $ 9.330       30,054
                                 2009       $ 9.330      $11.603       29,213
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 7.725       12,893
                                 2002       $ 7.725      $ 6.575       25,329
                                 2003       $ 6.575      $ 8.632       26,859
                                 2004       $ 8.632      $ 9.642       30,862
                                 2005       $ 9.642      $11.248       32,194
                                 2006       $11.248      $13.982       26,417
                                 2007       $13.982      $15.598       27,470
                                 2008       $15.598      $ 8.842       20,688
                                 2009       $ 8.842      $12.057       20,192

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2001       $10.000      $ 7.252      141,430
                                 2002       $ 7.252      $ 5.441      229,074
                                 2003       $ 5.441      $ 6.817      210,629
                                 2004       $ 6.817      $ 7.567      199,824
                                 2005       $ 7.567      $ 8.115      186,540
                                 2006       $ 8.115      $ 9.112      180,779
                                 2007       $ 9.112      $ 8.515      147,882
                                 2008       $ 8.515      $ 5.073       84,031
                                 2009       $ 5.073      $ 6.540       93,894
PUTNAM VT MID CAP VALUE FUND - CLASS IB
                                 2003       $10.000      $12.784        3,317
                                 2004       $12.784      $14.544        4,243
                                 2005       $14.544      $16.177       24,730
                                 2006       $16.117      $18.277       26,601
                                 2007       $18.277      $18.315       20,915
                                 2008       $18.315      $10.319       12,164
                                 2009       $10.319      $14.136       11,940
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2001       $10.000      $10.941       88,672
                                 2002       $10.941      $10.911      146,090
                                 2003       $10.911      $10.807       37,399
                                 2004       $10.807      $10.721       43,069
                                 2005       $10.721      $10.833       38,034
                                 2006       $10.833      $11.146       37,405
                                 2007       $11.146      $11.508       61,454
                                 2008       $11.508      $11.633      101,806
                                 2009       $11.633      $11.488       31,515
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 7.878       88,262
                                 2002       $ 7.878      $ 5.395      174,917
                                 2003       $ 5.395      $ 7.041      178,066
                                 2004       $ 7.041      $ 7.654      149,156
                                 2005       $ 7.654      $ 8.298      127,151
                                 2006       $ 8.298      $ 8.878      103,366
                                 2007       $ 8.878      $ 9.251       81,363
                                 2008       $ 9.251      $ 5.584       67,671
                                 2009       $ 5.584      $ 7.272       87,717
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2001       $10.000      $10.829       60,068
                                 2002       $10.829      $ 9.007      126,282
                                 2003       $ 9.007      $11.759      125,055
                                 2004       $11.759      $13.376      133,373
                                 2005       $13.376      $13.960      132,984

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $13.960      $15.961      125,625
                                 2007       $15.961      $14.960      100,469
                                 2008       $14.960      $ 8.144       75,168
                                 2009       $ 8.144      $ 7.669            0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 5.130       54,129
                                 2002       $ 5.130      $ 3.427      102,887
                                 2003       $ 3.427      $ 4.583       92,689
                                 2004       $ 4.583      $ 4.902       71,632
                                 2005       $ 4.902      $ 5.211       49,594
                                 2006       $ 5.211      $ 5.772       34,294
                                 2007       $ 5.772      $ 6.410       26,883
                                 2008       $ 6.410      $ 3.433       15,630
                                 2009       $ 3.433      $ 3.331            0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2001       $10.000      $ 8.985      102,915
                                 2002       $ 8.895      $ 6.889      188,234
                                 2003       $ 6.889      $ 8.508      184,497
                                 2004       $ 8.508      $ 9.019      174,065
                                 2005       $ 9.019      $ 9.334      159,339
                                 2006       $ 9.334      $10.239      128,882
                                 2007       $10.239      $10.146      117,428
                                 2008       $10.146      $ 6.145       94,743
                                 2009       $ 6.145      $ 8.065       82,992
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2001       $10.000      $14.748       38,536
                                 2002       $14.748      $11.878       90,963
                                 2003       $11.878      $17.518       94,706
                                 2004       $17.518      $21.790       94,273
                                 2005       $21.790      $22.985       78,226
                                 2006       $22.985      $26.570       66,557
                                 2007       $26.570      $22.852       47,314
                                 2008       $22.852      $13.656       34,939
                                 2009       $13.656      $17.702       32,475
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 8.877       29,134
                                 2002       $ 8.877      $ 6.641       51,955
                                 2003       $ 6.641      $ 8.170       60,513
                                 2004       $ 8.170      $ 9.791       72,550
                                 2005       $ 9.791      $10.476       60,631
                                 2006       $10.476      $13.116       57,303
                                 2007       $13.116      $15.503       45,565
                                 2008       $15.503      $10.619       39,891
                                 2009       $10.619      $11.235       49,220

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VISTA FUND - CLASS IB
                                 2001       $10.000      $ 8.750       37,145
                                 2002       $ 8.750      $ 5.984       79,201
                                 2003       $ 5.984      $ 7.853       96,540
                                 2004       $ 7.853      $ 9.180       93,254
                                 2005       $ 9.180      $10.146       59,494
                                 2006       $10.146      $10.544       62,000
                                 2007       $10.544      $10.786       49,980
                                 2008       $10.786      $ 5.788       38,116
                                 2009       $ 5.788      $ 7.915       37,765
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000      $ 9.034      170,118
                                 2002       $ 9.034      $ 6.541      353,615
                                 2003       $ 6.541      $ 8.052      388,245
                                 2004       $ 8.052      $ 8.335      359,475
                                 2005       $ 8.335      $ 8.682      299,609
                                 2006       $ 8.682      $ 9.021      254,985
                                 2007       $ 9.021      $ 9.380      210,752
                                 2008       $ 9.380      $ 5.821      173,421
                                 2009       $ 5.821      $ 9.402      143,937



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45%.

PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR CONTRACTS -
                                      SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)

                           MORTALITY & EXPENSE = 1.6



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                                 2001       $10.000      $ 6.403      34,248
                                 2002       $ 6.403      $ 6.859      81,001
                                 2003       $ 6.859      $ 6.855      77,353
                                 2004       $ 6.855      $ 6.924      73,884
                                 2005       $ 6.924      $ 6.906      62,969
                                 2006       $ 6.906      $ 7.015      49,456
                                 2007       $ 7.015      $ 7.479      37,224
                                 2008       $ 7.479      $ 7.382      26,190
                                 2009       $ 7.382      $ 8.789      14,267
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                                 2001       $10.000      $ 7.744       4,196
                                 2002       $ 7.744      $ 5.917       6,780
                                 2003       $ 5.917      $ 7.266       7,814
                                 2004       $ 7.266      $ 8.201       6,974
                                 2005       $ 8.201      $ 8.706       6,812
                                 2006       $ 8.706      $ 9.623       6,659
                                 2007       $ 9.623      $ 8.810       6,504
                                 2008       $ 8.810      $ 5.341       6,803
                                 2009       $ 5.341      $ 4.966           0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.000      $12.902           0
                                 2004       $12.902      $14.996           0
                                 2005       $14.996      $16.256           0
                                 2006       $16.256      $18.430           0
                                 2007       $18.430      $16.402           0
                                 2008       $16.402      $10.461           0
                                 2009       $10.461      $14.989         616

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 4.986       4,419
                                 2002       $ 4.986      $ 3.455       6,217
                                 2003       $ 3.455      $ 4.488       5,391
                                 2004       $ 4.488      $ 4.750       5,068
                                 2005       $ 4.750      $ 5.013       2,302
                                 2006       $ 5.013      $ 5.479         385
                                 2007       $ 5.479      $ 5.947         350
                                 2008       $ 5.947      $ 3.318         312
                                 2009       $ 3.318      $ 3.249           0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.918      16,310
                                 2002       $ 9.918      $10.336      33,444
                                 2003       $10.336      $12.210      33,715
                                 2004       $12.210      $13.120      27,397
                                 2005       $13.120      $13.304      31,071
                                 2006       $13.304      $13.916      25,495
                                 2007       $13.916      $14.258      20,303
                                 2008       $14.258      $ 9.706      17,097
                                 2009       $ 9.706      $14.838      11,953
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2003       $10.000      $12.020           8
                                 2004       $12.020      $13.226       9,209
                                 2005       $13.226      $13.732       9,319
                                 2006       $13.732      $16.059      13,968
                                 2007       $16.059      $16.304      12,825
                                 2008       $16.304      $11.047      12,068
                                 2009       $11.047      $13.854      28,471
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2001       $10.000      $ 9.962      47,948
                                 2002       $ 9.962      $ 8.945      73,779
                                 2003       $ 8.945      $10.302      89,636
                                 2004       $10.302      $10.969      87,126
                                 2005       $10.969      $11.226      88,940
                                 2006       $11.226      $12.364      82,356
                                 2007       $12.364      $12.281      76,491
                                 2008       $12.281      $ 7.163      66,324
                                 2009       $ 7.163      $ 8.855      63,866
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2001       $10.000      $ 9.058       2,306
                                 2002       $ 9.058      $ 7.797       2,937
                                 2003       $ 7.797      $ 9.352       3,141
                                 2004       $ 9.352      $10.041       4,392
                                 2005       $10.041      $10.570       6,827
                                 2006       $10.570      $11.738       6,532
                                 2007       $11.738      $11.889       5,513
                                 2008       $11.889      $ 7.800       4,575
                                 2009       $ 7.800      $10.378       4,892

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 7.519       60,177
                                 2002       $ 7.519      $ 5.742       55,543
                                 2003       $ 5.742      $ 7.301       56,221
                                 2004       $ 7.301      $ 8.167       47,896
                                 2005       $ 8.167      $ 8.743       45,470
                                 2006       $ 8.743      $10.601       43,980
                                 2007       $10.601      $11.371       43,494
                                 2008       $11.371      $ 6.115       36,859
                                 2009       $ 6.115      $ 7.821       34,839
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.014      202,440
                                 2002       $ 9.014      $ 7.186      287,312
                                 2003       $ 7.186      $ 9.007      267,368
                                 2004       $ 9.007      $ 9.848      248,925
                                 2005       $ 9.848      $10.197      229,193
                                 2006       $10.197      $11.631      207,019
                                 2007       $11.631      $10.753      185,835
                                 2008       $10.753      $ 6.486      151,274
                                 2009       $ 6.486      $ 8.285      133,382
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.973       19,491
                                 2002       $ 4.973      $ 3.450       24,337
                                 2003       $ 3.450      $ 4.178       21,287
                                 2004       $ 4.178      $ 4.182       15,731
                                 2005       $ 4.182      $ 4.285       12,685
                                 2006       $ 4.285      $ 4.577        7,952
                                 2007       $ 4.577      $ 4.747        7,525
                                 2008       $ 4.747      $ 2.911        2,125
                                 2009       $ 2.911      $ 4.034          779
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2001       $10.000      $11.498        7,851
                                 2002       $11.498      $ 9.012       12,674
                                 2003       $ 9.012      $10.499       11,600
                                 2004       $10.499      $11.067        9,417
                                 2005       $11.067      $12.328        8,599
                                 2006       $12.328      $12.470       15,005
                                 2007       $12.470      $12.196       14,150
                                 2008       $12.196      $ 9.951       12,317
                                 2009       $ 9.951      $12.338       12,097

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2001       $10.000      $ 9.164        5,552
                                 2002       $ 9.164      $ 8.952       28,840
                                 2003       $ 8.952      $11.147        3,982
                                 2004       $11.147      $12.126       29,446
                                 2005       $12.126      $12.301       17,762
                                 2006       $12.301      $13.379        8,836
                                 2007       $13.379      $13.532        7,711
                                 2008       $13.532      $ 9.844        6,310
                                 2009       $ 9.844      $14.548        6,980
PUTNAM VT INCOME FUND - CLASS IB
                                 2001       $10.000      $10.930       97,768
                                 2002       $10.930      $11.603      145,489
                                 2003       $11.603      $11.923      144,194
                                 2004       $11.923      $12.252      123,959
                                 2005       $12.252      $12.341      118,411
                                 2006       $12.341      $12.693       99,102
                                 2007       $12.693      $13.141      107,093
                                 2008       $13.141      $ 9.837       90,516
                                 2009       $ 9.837      $14.196      101,265
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $10.076       26,815
                                 2002       $10.076      $ 8.163       59,992
                                 2003       $ 8.163      $10.324       56,837
                                 2004       $10.324      $11.804       49,613
                                 2005       $11.804      $13.033       44,803
                                 2006       $13.033      $16.380       35,519
                                 2007       $16.380      $17.465       29,519
                                 2008       $17.465      $ 9.632       26,574
                                 2009       $ 9.632      $11.812       19,734
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 8.562        7,651
                                 2002       $ 8.562      $ 7.265       11,666
                                 2003       $ 7.265      $ 9.855        7,490
                                 2004       $ 9.855      $11.731        5,916
                                 2005       $11.731      $13.172       10,319
                                 2006       $13.172      $16.491       11,544
                                 2007       $16.491      $17.363       10,839
                                 2008       $17.363      $ 9.222        9,484
                                 2009       $ 9.222      $11.451        7,411
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 7.717        2,075
                                 2002       $ 7.717      $ 6.559        1,639
                                 2003       $ 6.559      $ 8.597          348
                                 2004       $ 8.597      $ 9.588          299
                                 2005       $ 9.588      $11.168          299
                                 2006       $11.168      $13.862          299
                                 2007       $13.862      $15.441          299
                                 2008       $15.441      $ 8.739          299
                                 2009       $ 8.739      $11.898          299

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2001       $10.000      $ 7.245      60,610
                                 2002       $ 7.245      $ 5.427      76,770
                                 2003       $ 5.427      $ 6.789      70,499
                                 2004       $ 6.789      $ 7.525      62,676
                                 2005       $ 7.525      $ 8.057      57,170
                                 2006       $ 8.057      $ 9.033      51,884
                                 2007       $ 9.033      $ 8.429      48,032
                                 2008       $ 8.429      $ 5.014      33,772
                                 2009       $ 5.014      $ 6.454      43,760
PUTNAM VT MID CAP VALUE FUND - CLASS IB
                                 2003       $10.000      $12.771       1,500
                                 2004       $12.771      $14.507         681
                                 2005       $14.507      $16.052       3,938
                                 2006       $16.052      $18.176       3,889
                                 2007       $18.176      $18.185       3,219
                                 2008       $18.185      $10.230       3,009
                                 2009       $10.230      $13.993       2,571
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2001       $10.000      $10.930      18,244
                                 2002       $10.930      $10.884      40,538
                                 2003       $10.884      $10.763      12,470
                                 2004       $10.763      $10.661       7,409
                                 2005       $10.661      $10.756           3
                                 2006       $10.756      $11.050       9,521
                                 2007       $11.050      $11.392       8,796
                                 2008       $11.392      $11.498       8,362
                                 2009       $11.498      $11.337       7,244
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 7.870      28,286
                                 2002       $ 7.870      $ 5.381      48,952
                                 2003       $ 5.381      $ 7.012      39,799
                                 2004       $ 7.012      $ 7.612      38,606
                                 2005       $ 7.612      $ 8.239      36,585
                                 2006       $ 8.239      $ 8.802      27,442
                                 2007       $ 8.802      $ 9.157      26,855
                                 2008       $ 9.157      $ 5.519      21,843
                                 2009       $ 5.519      $ 7.176      14,971
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2001       $10.000      $10.818      25,455
                                 2002       $10.818      $ 8.984      56,903
                                 2003       $ 8.984      $11.711      53,485
                                 2004       $11.711      $13.302      51,223
                                 2005       $13.302      $13.861      58,478

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $13.861      $15.824      55,987
                                 2007       $15.824      $14.808      42,388
                                 2008       $14.808      $ 8.049      37,780
                                 2009       $ 8.049      $ 7.579           0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 5.125      11,006
                                 2002       $ 5.125      $ 3.418      20,605
                                 2003       $ 3.418      $ 4.564      17,041
                                 2004       $ 4.564      $ 4.875      16,969
                                 2005       $ 4.875      $ 5.174      12,514
                                 2006       $ 5.174      $ 5.723      12,164
                                 2007       $ 5.723      $ 6.345      10,257
                                 2008       $ 6.345      $ 3.393       8,876
                                 2009       $ 3.393      $ 3.292           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2001       $10.000      $ 8.976      53,260
                                 2002       $ 8.976      $ 6.871      81,751
                                 2003       $ 6.871      $ 8.473      77,529
                                 2004       $ 8.473      $ 8.968      68,075
                                 2005       $ 8.968      $ 9.268      65,231
                                 2006       $ 9.268      $10.151      52,405
                                 2007       $10.151      $10.044      49,558
                                 2008       $10.044      $ 6.074      32,781
                                 2009       $ 6.074      $ 7.960      20,642
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2001       $10.000      $14.733       6,306
                                 2002       $14.733      $11.848      30,539
                                 2003       $11.848      $17.447      30,622
                                 2004       $17.447      $21.668      32,695
                                 2005       $21.668      $22.822      29,074
                                 2006       $22.822      $26.342      19,914
                                 2007       $26.342      $22.621      11,923
                                 2008       $22.621      $13.497      11,487
                                 2009       $13.497      $17.469      10,096
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 8.868      21,900
                                 2002       $ 8.868      $ 6.624      23,352
                                 2003       $ 6.624      $ 8.137      14,453
                                 2004       $ 8.137      $ 9.736      12,937
                                 2005       $ 9.736      $10.402      10,690
                                 2006       $10.402      $13.003       9,041
                                 2007       $13.003      $15.346       8,386
                                 2008       $15.346      $10.496       2,339
                                 2009       $10.496      $11.088       1,516

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VISTA FUND - CLASS IB
                                 2001       $10.000      $ 8.741       22,664
                                 2002       $ 8.741      $ 5.969       27,946
                                 2003       $ 5.969      $ 7.821       22,759
                                 2004       $ 7.821      $ 9.128       21,914
                                 2005       $ 9.128      $10.074       20,741
                                 2006       $10.074      $10.454       15,145
                                 2007       $10.454      $10.677       14,326
                                 2008       $10.677      $ 5.721       12,824
                                 2009       $ 5.721      $ 7.811       13,995
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000      $ 9.025      162,355
                                 2002       $ 9.025      $ 6.524      170,627
                                 2003       $ 6.524      $ 8.019      161,054
                                 2004       $ 8.019      $ 8.288      156,124
                                 2005       $ 8.288      $ 8.620      141,404
                                 2006       $ 8.620      $ 8.944      111,914
                                 2007       $ 8.944      $ 9.286      100,010
                                 2008       $ 9.286      $ 5.753       88,404
                                 2009       $ 5.753      $ 9.279       73,099



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR CONTRACTS -
                                      SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                      BENEFIT OPTION (AGE 65 OR YOUNGER)

                           MORTALITY & EXPENSE = 1.6



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                                 2001       $10.000      $ 6.391       64,358
                                 2002       $ 6.391      $ 6.847      187,268
                                 2003       $ 6.847      $ 6.842      215,851
                                 2004       $ 6.842      $ 6.911      171,143
                                 2005       $ 6.911      $ 6.893      165,360
                                 2006       $ 6.893      $ 7.002      134,391
                                 2007       $ 7.002      $ 7.465      131,338
                                 2008       $ 7.465      $ 7.368      116,386
                                 2009       $ 7.368      $ 8.772      149,247
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                                 2001       $10.000      $ 7.737       16,115
                                 2002       $ 7.737      $ 5.912       39,251
                                 2003       $ 5.912      $ 7.260       42,080
                                 2004       $ 7.260      $ 8.194       42,311
                                 2005       $ 8.194      $ 8.698       42,106
                                 2006       $ 8.698      $ 9.614       36,308
                                 2007       $ 9.614      $ 8.802       23,570
                                 2008       $ 8.802      $ 5.336       19,584
                                 2009       $ 5.336      $ 4.962            0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.000      $12.902           27
                                 2004       $12.902      $14.996        1,022
                                 2005       $14.996      $16.256        2,863
                                 2006       $16.256      $18.430        3,640
                                 2007       $18.430      $16.402       14,554
                                 2008       $16.402      $10.461       11,318
                                 2009       $10.461      $14.989       11,444

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 4.981       17,749
                                 2002       $ 4.981      $ 3.452      161,257
                                 2003       $ 3.452      $ 4.484      161,017
                                 2004       $ 4.484      $ 4.746      156,120
                                 2005       $ 4.746      $ 5.009      158,026
                                 2006       $ 5.009      $ 5.474      137,485
                                 2007       $ 5.474      $ 5.942      137,257
                                 2008       $ 5.942      $ 3.315      116,435
                                 2009       $ 3.315      $ 3.246            0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.888       26,302
                                 2002       $ 9.888      $10.305       59,971
                                 2003       $10.305      $12.173       70,875
                                 2004       $12.173      $13.080       75,739
                                 2005       $13.080      $13.264       81,885
                                 2006       $13.264      $13.874       79,639
                                 2007       $13.874      $14.215       99,655
                                 2008       $14.215      $ 9.677       49,555
                                 2009       $ 9.677      $14.793       46,397
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2003       $10.000      $12.020        1,491
                                 2004       $12.020      $13.226       10,627
                                 2005       $13.226      $13.732       19,569
                                 2006       $13.732      $16.059       23,093
                                 2007       $16.059      $16.304       24,118
                                 2008       $16.304      $11.047       25,271
                                 2009       $11.047      $13.854       66,940
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2001       $10.000      $ 9.932       97,921
                                 2002       $ 9.932      $ 8.918      191,386
                                 2003       $ 8.918      $10.271      194,480
                                 2004       $10.271      $10.936      184,535
                                 2005       $10.936      $11.192      153,844
                                 2006       $11.192      $12.326      133,977
                                 2007       $12.326      $12.243      112,025
                                 2008       $12.243      $ 7.141       89,344
                                 2009       $ 7.141      $ 8.828       70,560
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2001       $10.000      $ 9.030        8,070
                                 2002       $ 9.030      $ 7.773       24,409
                                 2003       $ 7.773      $ 9.324       36,087
                                 2004       $ 9.324      $10.010       36,815
                                 2005       $10.010      $10.537       51,403
                                 2006       $10.537      $11.703       49,281
                                 2007       $11.703      $11.853       61,918
                                 2008       $11.853      $ 7.777       44,359
                                 2009       $ 7.777      $10.346       27,190

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 7.496       31,083
                                 2002       $ 7.496      $ 5.724       75,357
                                 2003       $ 5.724      $ 7.279       83,318
                                 2004       $ 7.279      $ 8.143       82,836
                                 2005       $ 8.143      $ 8.716       72,433
                                 2006       $ 8.716      $10.569       70,555
                                 2007       $10.569      $11.337       63,679
                                 2008       $11.337      $ 6.097       50,223
                                 2009       $ 6.097      $ 7.797       46,562
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 8.987      313,998
                                 2002       $ 8.987      $ 7.164      579,916
                                 2003       $ 7.164      $ 8.979      596,755
                                 2004       $ 8.979      $ 9.818      553,824
                                 2005       $ 9.818      $10.166      494,686
                                 2006       $10.166      $11.596      443,169
                                 2007       $11.596      $10.720      387,564
                                 2008       $10.720      $ 6.466      272,690
                                 2009       $ 6.466      $ 8.260      245,610
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.963       65,202
                                 2002       $ 4.963      $ 3.443      109,422
                                 2003       $ 3.443      $ 4.170      110,918
                                 2004       $ 4.170      $ 4.175      108,812
                                 2005       $ 4.175      $ 4.277      107,163
                                 2006       $ 4.277      $ 4.568      101,585
                                 2007       $ 4.568      $ 4.738       88,816
                                 2008       $ 4.738      $ 2.905       79,438
                                 2009       $ 2.905      $ 4.027       80,445
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2001       $10.000      $11.463      120,115
                                 2002       $11.463      $ 8.985          178
                                 2003       $ 8.985      $10.467      173,437
                                 2004       $10.467      $11.033      167,338
                                 2005       $11.033      $12.290      153,595
                                 2006       $12.290      $12.432      142,490
                                 2007       $12.432      $12.158      124,275
                                 2008       $12.158      $ 9.921      104,649
                                 2009       $ 9.921      $12.301      101,153

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2001       $10.000      $ 9.137       47,082
                                 2002       $ 9.137      $ 8.925       73,000
                                 2003       $ 8.925      $11.114       95,583
                                 2004       $11.114      $12.089       87,958
                                 2005       $12.089      $12.264       89,337
                                 2006       $12.264      $13.338       61,626
                                 2007       $13.338      $13.491       54,334
                                 2008       $13.491      $ 9.814       37,127
                                 2009       $ 9.814      $14.504       35,105
PUTNAM VT INCOME FUND - CLASS IB
                                 2001       $10.000      $10.900       85,714
                                 2002       $10.900      $11.568      197,297
                                 2003       $11.568      $11.886      223,305
                                 2004       $11.886      $12.215      188,848
                                 2005       $12.215      $12.304      161,754
                                 2006       $12.304      $12.655      150,628
                                 2007       $12.655      $13.101      145,586
                                 2008       $13.101      $ 9.807      118,283
                                 2009       $ 9.807      $14.153      100,166
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $10.046      106,115
                                 2002       $10.046      $ 8.138      216,076
                                 2003       $ 8.138      $10.293      229,614
                                 2004       $10.293      $11.768      223,965
                                 2005       $11.768      $12.993      224,032
                                 2006       $12.993      $16.330      187,424
                                 2007       $16.330      $17.412      185,820
                                 2008       $17.412      $ 9.602      172,799
                                 2009       $ 9.602      $11.776      154,380
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 8.536       39,528
                                 2002       $ 8.536      $ 7.243       59,792
                                 2003       $ 7.243      $ 9.825       68,469
                                 2004       $ 9.825      $11.696       72,003
                                 2005       $11.696      $13.132       74,370
                                 2006       $13.132      $16.441       63,854
                                 2007       $16.441      $17.310       57,739
                                 2008       $17.310      $ 9.194       41,298
                                 2009       $ 9.194      $11.416       39,713
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 7.694       51,095
                                 2002       $ 7.694      $ 6.539       77,000
                                 2003       $ 6.539      $ 8.571       82,892
                                 2004       $ 8.571      $ 9.559       81,424
                                 2005       $ 9.559      $11.134       75,116
                                 2006       $11.134      $13.820       67,622
                                 2007       $13.820      $15.394       49,837
                                 2008       $15.394      $ 8.713       43,363
                                 2009       $ 8.713      $11.862       31,588

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2001       $10.000      $ 7.223      158,168
                                 2002       $ 7.223      $ 5.410      239,587
                                 2003       $ 5.410      $ 6.769      219,639
                                 2004       $ 6.769      $ 7.502      204,767
                                 2005       $ 7.502      $ 8.033      210,606
                                 2006       $ 8.033      $ 9.006      203,862
                                 2007       $ 9.006      $ 8.403      201,695
                                 2008       $ 8.403      $ 4.998      175,887
                                 2009       $ 4.998      $ 6.435      160,752
PUTNAM VT MID CAP VALUE FUND - CLASS IB
                                 2003       $10.000      $12.771        1,500
                                 2004       $12.771      $14.507        6,501
                                 2005       $14.507      $16.052       10,076
                                 2006       $16.052      $18.176       17,995
                                 2007       $18.176      $18.185       12,775
                                 2008       $18.185      $10.230       14,689
                                 2009       $10.230      $13.993       12,679
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2001       $10.000      $10.897       82,994
                                 2002       $10.897      $10.850      102,726
                                 2003       $10.850      $10.731       91,367
                                 2004       $10.731      $10.629       59,248
                                 2005       $10.629      $10.724       74,111
                                 2006       $10.724      $11.016       47,202
                                 2007       $11.016      $11.358       49,557
                                 2008       $11.358      $11.463       45,219
                                 2009       $11.463      $11.303       52,384
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 7.846       99,455
                                 2002       $ 7.846      $ 5.365      201,559
                                 2003       $ 5.365      $ 6.991      214,315
                                 2004       $ 6.991      $ 7.588      210,143
                                 2005       $ 7.588      $ 8.214      209,171
                                 2006       $ 8.214      $ 8.775      167,422
                                 2007       $ 8.775      $ 9.129      124,797
                                 2008       $ 9.129      $ 5.502      103,287
                                 2009       $ 5.502      $ 7.154      150,381
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2001       $10.000      $10.785       70,389
                                 2002       $10.785      $ 8.957      144,878
                                 2003       $ 8.957      $11.676      156,320
                                 2004       $11.676      $13.261      149,771
                                 2005       $13.261      $13.819      148,585

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $13.819      $15.776      117,043
                                 2007       $15.776      $14.763      100,178
                                 2008       $14.763      $ 8.025       84,309
                                 2009       $ 8.025      $ 7.556            0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 5.109       90,655
                                 2002       $ 5.109      $ 3.407      137,806
                                 2003       $ 3.407      $ 4.550      135,631
                                 2004       $ 4.550      $ 4.860      145,268
                                 2005       $ 4.860      $ 5.158      131,998
                                 2006       $ 5.158      $ 5.705      106,153
                                 2007       $ 5.705      $ 6.326       82,708
                                 2008       $ 6.326      $ 3.383       74,733
                                 2009       $ 3.383      $ 3.282            0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2001       $10.000      $ 8.949       83,866
                                 2002       $ 8.949      $ 6.850      169,741
                                 2003       $ 6.850      $ 8.448      180,864
                                 2004       $ 8.448      $ 8.941      167,685
                                 2005       $ 8.941      $ 9.239      155,585
                                 2006       $ 9.239      $10.120      116,357
                                 2007       $10.120      $10.013      101,333
                                 2008       $10.013      $ 6.055       88,054
                                 2009       $ 6.055      $ 7.935       86,246
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2001       $10.000      $14.688       53,335
                                 2002       $14.688      $11.812       92,560
                                 2003       $11.812      $17.394       95,099
                                 2004       $17.394      $21.602       88,366
                                 2005       $21.602      $22.753       90,561
                                 2006       $22.753      $26.262       81,273
                                 2007       $26.262      $22.553       70,897
                                 2008       $22.553      $13.456       49,533
                                 2009       $13.456      $17.416       35,897
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 8.841       22,215
                                 2002       $ 8.841      $ 6.604       36,905
                                 2003       $ 6.604      $ 8.112       37,816
                                 2004       $ 8.112      $ 9.706       42,783
                                 2005       $ 9.706      $10.371       46,305
                                 2006       $10.371      $12.964       42,811
                                 2007       $12.964      $15.299       40,172
                                 2008       $15.299      $10.464       38,054
                                 2009       $10.464      $11.054       36,504

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VISTA FUND - CLASS IB
                                 2001       $10.000      $ 8.714       48,447
                                 2002       $ 8.714      $ 5.951       88,637
                                 2003       $ 5.951      $ 7.798      111,650
                                 2004       $ 7.798      $ 9.101      115,031
                                 2005       $ 9.101      $10.043      120,189
                                 2006       $10.043      $10.422      105,352
                                 2007       $10.422      $10.645       76,735
                                 2008       $10.645      $ 5.704       65,687
                                 2009       $ 5.704      $ 7.787       77,292
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000      $ 8.998      217,704
                                 2002       $ 8.998      $ 6.505      356,940
                                 2003       $ 6.505      $ 7.995      378,439
                                 2004       $ 7.995      $ 8.263      355,429
                                 2005       $ 8.263      $ 8.594      297,301
                                 2006       $ 8.594      $ 8.916      262,623
                                 2007       $ 8.916      $ 9.257      224,540
                                 2008       $ 9.257      $ 5.736      168,498
                                 2009       $ 5.736      $ 9.250      149,146



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                WITH THE ENHANCED BENEFICIARY PROTECTION OPTION

                          MORTALITY & EXPENSE = 1.75



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                                 2000       $10.000      $10.879       44,412
                                 2001       $10.879      $11.388      225,113
                                 2002       $11.388      $12.181      325,939
                                 2003       $12.181      $12.153      292,065
                                 2004       $12.153      $12.258      197,064
                                 2005       $12.258      $12.208      168,612
                                 2006       $12.208      $12.381      136,030
                                 2007       $12.381      $13.180      118,924
                                 2008       $13.180      $12.988      144,430
                                 2009       $12.988      $15.441      142,609
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                                 2000       $10.000      $ 9.120        4,557
                                 2001       $ 9.120      $ 7.714       81,612
                                 2002       $ 7.714      $ 5.885      137,331
                                 2003       $ 5.885      $ 7.215      123,942
                                 2004       $ 7.215      $ 8.131      131,534
                                 2005       $ 8.131      $ 8.619      114,536
                                 2006       $ 8.619      $ 9.512       78,357
                                 2007       $ 9.512      $ 8.695       81,721
                                 2008       $ 8.695      $ 5.263       68,837
                                 2009       $ 5.263      $ 4.893            0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.000      $12.889          986
                                 2004       $12.889      $14.958        3,404
                                 2005       $14.958      $16.190       12,948
                                 2006       $16.190      $18.328       13,006
                                 2007       $18.328      $16.286        4,227
                                 2008       $16.286      $10.370        5,700
                                 2009       $10.370      $14.837        6,298

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                                 2000       $10.000      $ 7.303       12,841
                                 2001       $ 7.303      $ 4.966       91,743
                                 2002       $ 4.966      $ 3.436      275,545
                                 2003       $ 3.436      $ 4.456      193,696
                                 2004       $ 4.456      $ 4.710      193,416
                                 2005       $ 4.710      $ 4.963      161,791
                                 2006       $ 4.963      $ 5.416      142,170
                                 2007       $ 5.416      $ 5.870      136,042
                                 2008       $ 5.870      $ 3.270      101,396
                                 2009       $ 3.270      $ 3.201            0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                                 2000       $10.000      $ 9.755      163,480
                                 2001       $ 9.755      $ 9.920      242,549
                                 2002       $ 9.920      $10.322      273,776
                                 2003       $10.322      $12.175      288,657
                                 2004       $12.175      $13.063      262,468
                                 2005       $13.063      $13.226      238,383
                                 2006       $13.226      $13.813      232,374
                                 2007       $13.813      $14.131      218,313
                                 2008       $14.131      $ 9.605      186,647
                                 2009       $ 9.605      $14.661      169,647
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2003       $10.000      $12.008       29,726
                                 2004       $12.008      $13.192       49,124
                                 2005       $13.192      $13.676       64,547
                                 2006       $13.676      $15.969      104,696
                                 2007       $15.969      $16.189       81,701
                                 2008       $16.189      $10.952       77,107
                                 2009       $10.952      $13.714      225,031
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2000       $10.000      $11.490      119,674
                                 2001       $11.490      $11.339      229,479
                                 2002       $11.339      $10.166      377,145
                                 2003       $10.166      $11.690      373,651
                                 2004       $11.690      $12.428      409,390
                                 2005       $12.428      $12.700      397,276
                                 2006       $12.700      $13.966      375,293
                                 2007       $13.966      $13.851      357,017
                                 2008       $13.851      $ 8.067      307,956
                                 2009       $ 8.067      $ 9.956      276,864
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2000       $10.000      $ 9.683       43,039
                                 2001       $ 9.683      $ 8.703       50,979
                                 2002       $ 8.703      $ 7.480       37,630
                                 2003       $ 7.480      $ 8.958       48,221

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $ 8.958      $ 9.603        82,360
                                 2005       $ 9.603      $10.094        83,236
                                 2006       $10.094      $11.193        88,876
                                 2007       $11.193      $11.319        94,623
                                 2008       $11.319      $ 7.415        67,139
                                 2009       $ 7.415      $ 9.850        62,727
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $ 7.088       343,449
                                 2001       $ 7.088      $ 4.891       437,463
                                 2002       $ 4.891      $ 3.729       440,224
                                 2003       $ 3.729      $ 4.735       400,357
                                 2004       $ 4.735      $ 5.288       381,278
                                 2005       $ 5.288      $ 5.652       343,924
                                 2006       $ 5.652      $ 6.843       345,863
                                 2007       $ 6.843      $ 7.329       321,148
                                 2008       $ 7.329      $ 3.935       290,629
                                 2009       $ 3.935      $ 5.025       277,231
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $11.791       654,995
                                 2001       $11.791      $10.843     1,157,258
                                 2002       $10.843      $ 8.630     1,250,015
                                 2003       $ 8.630      $10.801     1,201,441
                                 2004       $10.801      $11.792     1,121,438
                                 2005       $11.792      $12.192       981,860
                                 2006       $12.192      $13.885       836,087
                                 2007       $13.885      $12.817       683,972
                                 2008       $12.817      $ 7.719       540,141
                                 2009       $ 7.719      $ 9.845       475,522
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                                 2000       $10.000      $ 7.494       293,865
                                 2001       $ 7.494      $ 4.999       336,207
                                 2002       $ 4.999      $ 3.463       312,069
                                 2003       $ 3.463      $ 4.187       267,854
                                 2004       $ 4.187      $ 4.186       267,060
                                 2005       $ 4.186      $ 4.281       235,906
                                 2006       $ 4.281      $ 4.566       181,283
                                 2007       $ 4.566      $ 4.729       200,598
                                 2008       $ 4.729      $ 2.895       188,560
                                 2009       $ 2.895      $ 4.006       189,102
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2000       $10.000      $12.009       240,881
                                 2001       $12.009      $ 9.467       361,347
                                 2002       $ 9.467      $ 7.409       366,791
                                 2003       $ 7.409      $ 8.618       375,307
                                 2004       $ 8.618      $ 9.071       321,715

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $ 9.071      $10.089      306,481
                                 2006       $10.089      $10.189      286,908
                                 2007       $10.189      $ 9.950      252,195
                                 2008       $ 9.950      $ 8.107      200,709
                                 2009       $ 8.107      $10.036      178,152
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2000       $10.000      $ 8.932      110,568
                                 2001       $ 8.932      $ 9.095      179,340
                                 2002       $ 9.095      $ 8.871      333,854
                                 2003       $ 8.871      $11.030      406,366
                                 2004       $11.030      $11.979      251,877
                                 2005       $11.979      $12.135      222,734
                                 2006       $12.135      $13.177      174,453
                                 2007       $13.177      $13.307      153,576
                                 2008       $13.307      $ 9.666      122,106
                                 2009       $ 9.666      $14.263      112,932
PUTNAM VT INCOME FUND - CLASS IB
                                 2000       $10.000      $10.518      109,658
                                 2001       $10.518      $11.087      386,126
                                 2002       $11.087      $11.752      549,809
                                 2003       $11.752      $12.057      531,203
                                 2004       $12.057      $12.371      506,193
                                 2005       $12.371      $12.442      467,708
                                 2006       $12.442      $12.778      406,352
                                 2007       $12.778      $13.208      365,153
                                 2008       $13.208      $ 9.872      274,978
                                 2009       $ 9.872      $14.225      254,330
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $ 8.775      412,201
                                 2001       $ 8.775      $ 6.843      665,466
                                 2002       $ 6.843      $ 5.535      709,304
                                 2003       $ 5.535      $ 6.990      617,289
                                 2004       $ 6.990      $ 7.980      552,423
                                 2005       $ 7.980      $ 8.797      512,392
                                 2006       $ 8.797      $11.040      524,194
                                 2007       $11.040      $11.753      463,440
                                 2008       $11.753      $ 6.472      399,398
                                 2009       $ 6.472      $ 7.925      377,726
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.427       91,507
                                 2001       $10.427      $ 8.112      105,905
                                 2002       $ 8.112      $ 6.873      140,517
                                 2003       $ 6.873      $ 9.308      148,747
                                 2004       $ 9.308      $11.064      159,779
                                 2005       $11.064      $12.404      164,928
                                 2006       $12.404      $15.506      206,480

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $15.506      $16.300      207,057
                                 2008       $16.300      $ 8.644      173,115
                                 2009       $ 8.644      $10.717      157,444
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB
                                 2000       $10.000      $ 5.647      259,885
                                 2001       $ 5.647      $ 3.956      258,369
                                 2002       $ 3.956      $ 3.357      239,300
                                 2003       $ 3.357      $ 4.394      223,013
                                 2004       $ 4.394      $ 4.893      222,662
                                 2005       $ 4.893      $ 5.691      240,224
                                 2006       $ 5.691      $ 7.052      248,280
                                 2007       $ 7.052      $ 7.844      279,110
                                 2008       $ 7.844      $ 4.433      308,232
                                 2009       $ 4.433      $ 6.026      293,574
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2000       $10.000      $ 8.582      460,944
                                 2001       $ 8.582      $ 6.342      746,196
                                 2002       $ 6.342      $ 4.743      824,942
                                 2003       $ 4.743      $ 5.925      711,242
                                 2004       $ 5.925      $ 6.558      676,105
                                 2005       $ 6.558      $ 7.010      546,834
                                 2006       $ 7.010      $ 7.848      515,215
                                 2007       $ 7.848      $ 7.311      416,172
                                 2008       $ 7.311      $ 4.342      317,109
                                 2009       $ 4.342      $ 5.582      369,611
PUTNAM VT MID CAP VALUE FUND - CLASS IB
                                 2003       $10.000      $12.758        3,530
                                 2004       $12.758      $14.471       18,001
                                 2005       $14.471      $15.987       31,609
                                 2006       $15.987      $18.074       41,010
                                 2007       $18.074      $18.056       41,529
                                 2008       $18.056      $10.142       35,510
                                 2009       $10.142      $13.851       35,920
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2000       $10.000      $10.349      179,528
                                 2001       $10.349      $10.550      394,068
                                 2002       $10.550      $10.489      359,953
                                 2003       $10.489      $10.358      161,452
                                 2004       $10.358      $10.243      135,614
                                 2005       $10.243      $10.319       95,278
                                 2006       $10.319      $10.585       76,037
                                 2007       $10.585      $10.896       76,234
                                 2008       $10.896      $10.980      150,266
                                 2009       $10.980      $10.811      121,303

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2000       $10.000      $ 6.794       813,816
                                 2001       $ 6.794      $ 4.663     1,116,816
                                 2002       $ 4.663      $ 3.183       955,865
                                 2003       $ 3.183      $ 4.142       955,260
                                 2004       $ 4.142      $ 4.489       873,060
                                 2005       $ 4.489      $ 4.852       777,904
                                 2006       $ 4.852      $ 5.175       654,690
                                 2007       $ 5.175      $ 5.376       591,366
                                 2008       $ 5.376      $ 3.235       433,594
                                 2009       $ 3.235      $ 4.200       483,267
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2000       $10.000      $13.351        29,058
                                 2001       $13.351      $13.551       181,578
                                 2002       $13.551      $11.237       267,754
                                 2003       $11.237      $14.626       283,188
                                 2004       $14.626      $16.587       281,236
                                 2005       $16.587      $17.258       277,259
                                 2006       $17.258      $19.672       253,294
                                 2007       $19.672      $18.381       212,567
                                 2008       $18.381      $ 9.976       180,801
                                 2009       $ 9.976      $ 9.391             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                                 2000       $10.000      $ 4.093       589,079
                                 2001       $ 4.093      $ 2.183       671,618
                                 2002       $ 2.183      $ 1.454       633,841
                                 2003       $ 1.454      $ 1.939       707,399
                                 2004       $ 1.939      $ 2.067       690,620
                                 2005       $ 2.067      $ 2.191       580,334
                                 2006       $ 2.191      $ 2.419       582,210
                                 2007       $ 2.419      $ 2.678       530,128
                                 2008       $ 2.678      $ 1.430       475,576
                                 2009       $ 1.430      $ 1.387             0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2000       $10.000      $10.309       173,676
                                 2001       $10.309      $ 8.220       402,869
                                 2002       $ 8.220      $ 6.283       462,739
                                 2003       $ 6.283      $ 7.736       435,686
                                 2004       $ 7.736      $ 8.176       412,291
                                 2005       $ 8.176      $ 8.436       354,547
                                 2006       $ 8.436      $ 9.226       321,217
                                 2007       $ 9.226      $ 9.114       264,785
                                 2008       $ 9.114      $ 5.503       232,768
                                 2009       $ 5.503      $ 7.201       208,886

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2000       $10.000      $11.980        61,255
                                 2001       $11.980      $13.903       214,825
                                 2002       $13.903      $11.164       264,219
                                 2003       $11.164      $16.414       271,921
                                 2004       $16.414      $20.354       266,870
                                 2005       $20.354      $21.406       232,156
                                 2006       $21.406      $24.670       198,017
                                 2007       $24.670      $21.153       157,968
                                 2008       $21.153      $12.602       136,599
                                 2009       $12.602      $16.285       129,467
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $11.885       111,535
                                 2001       $11.885      $ 9.070       139,142
                                 2002       $ 9.070      $ 6.764       123,185
                                 2003       $ 6.764      $ 8.296       101,150
                                 2004       $ 8.296      $ 9.911        90,551
                                 2005       $ 9.911      $10.573        88,668
                                 2006       $10.573      $13.197        94,071
                                 2007       $13.197      $15.551        91,133
                                 2008       $15.551      $10.620        78,908
                                 2009       $10.620      $11.202        72,255
PUTNAM VT VISTA FUND - CLASS IB
                                 2000       $10.000      $ 8.487       270,086
                                 2001       $ 8.487      $ 5.544       453,601
                                 2002       $ 5.544      $ 3.780       473,879
                                 2003       $ 3.780      $ 4.946       476,786
                                 2004       $ 4.946      $ 5.763       487,877
                                 2005       $ 5.763      $ 6.351       430,561
                                 2006       $ 6.351      $ 6.580       366,470
                                 2007       $ 6.580      $ 6.710       286,008
                                 2008       $ 6.710      $ 3.590       249,118
                                 2009       $ 3.590      $ 4.894       415,459
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 8.010       986,776
                                 2001       $ 8.010      $ 6.105     1,331,067
                                 2002       $ 6.105      $ 4.407     1,368,174
                                 2003       $ 4.407      $ 5.408     1,535,250
                                 2004       $ 5.408      $ 5.581     1,426,772
                                 2005       $ 5.581      $ 5.796     1,261,650
                                 2006       $ 5.796      $ 6.004     1,060,266
                                 2007       $ 6.004      $ 6.224       912,398
                                 2008       $ 6.224      $ 3.851       706,555
                                 2009       $ 3.851      $ 6.201       623,067



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

                           MORTALITY & EXPENSE = 1.8



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                                 2001       $10.000      $11.405      26,013
                                 2002       $11.405      $12.192      30,818
                                 2003       $12.192      $12.159      36,851
                                 2004       $12.159      $12.258      42,040
                                 2005       $12.258      $12.201      28,884
                                 2006       $12.201      $12.367      15,770
                                 2007       $12.367      $13.159      11,438
                                 2008       $13.159      $12.961      19,505
                                 2009       $12.961      $15.401       4,123
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                                 2001       $10.000      $ 7.718       7,251
                                 2002       $ 7.718      $ 5.885       6,970
                                 2003       $ 5.885      $ 7.212       2,569
                                 2004       $ 7.212      $ 8.123       2,331
                                 2005       $ 8.123      $ 8.606      12,088
                                 2006       $ 8.606      $ 9.493       1,925
                                 2007       $ 9.493      $ 8.673       1,743
                                 2008       $ 8.673      $ 5.247       1,489
                                 2009       $ 5.247      $ 4.878           0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.000      $12.884       2,075
                                 2004       $12.884      $14.945       2,075
                                 2005       $14.945      $16.168       2,075
                                 2006       $16.168      $18.294       2,075
                                 2007       $18.294      $16.247       2,075
                                 2008       $16.247      $10.341           0
                                 2009       $10.341      $14.787           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 4.969      15,721
                                 2002       $ 4.969      $ 3.436      18,166
                                 2003       $ 3.436      $ 4.454      10,935
                                 2004       $ 4.454      $ 4.705      10,549
                                 2005       $ 4.705      $ 4.956      10,311
                                 2006       $ 4.956      $ 5.405      10,040
                                 2007       $ 5.405      $ 5.855       9,873
                                 2008       $ 5.855      $ 3.260       8,476
                                 2009       $ 3.260      $ 3.191           0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.935         789
                                 2002       $ 9.935      $10.332      13,822
                                 2003       $10.332      $12.181      21,229
                                 2004       $12.181      $13.062      22,306
                                 2005       $13.062      $13.219      23,617
                                 2006       $13.219      $13.799      16,010
                                 2007       $13.799      $14.109      28,247
                                 2008       $14.109      $ 9.585      16,228
                                 2009       $ 9.585      $14.623      25,610
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2003       $10.000      $12.004         727
                                 2004       $12.004      $13.181       6,767
                                 2005       $13.181      $13.657         727
                                 2006       $13.657      $15.940       4,001
                                 2007       $15.940      $16.150       3,247
                                 2008       $16.150      $10.920       3,262
                                 2009       $10.920      $13.668       9,820
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2001       $10.000      $11.356       5,560
                                 2002       $11.356      $10.176      27,112
                                 2003       $10.176      $11.695      29,144
                                 2004       $11.695      $12.428      17,785
                                 2005       $12.428      $12.693      15,957
                                 2006       $12.693      $13.951       8,340
                                 2007       $13.951      $13.829       7,745
                                 2008       $13.829      $ 8.050       5,629
                                 2009       $ 8.050      $ 9.931      10,313
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2001       $10.000      $ 8.864           0
                                 2002       $ 8.864      $ 7.487           0
                                 2003       $ 7.487      $ 8.962           0
                                 2004       $ 8.962      $ 9.603           0
                                 2005       $ 9.603      $10.088           0
                                 2006       $10.088      $11.181           0
                                 2007       $11.181      $11.301      13,246
                                 2008       $11.301      $ 7.399      13,240
                                 2009       $ 7.399      $ 9.824      16,653

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 4.898      10,897
                                 2002       $ 4.898      $ 3.732      13,511
                                 2003       $ 3.732      $ 4.737      13,691
                                 2004       $ 4.737      $ 5.288      13,317
                                 2005       $ 5.288      $ 5.649      20,467
                                 2006       $ 5.649      $ 6.835      12,687
                                 2007       $ 6.835      $ 7.317      12,411
                                 2008       $ 7.317      $ 3.927       8,013
                                 2009       $ 3.927      $ 5.012       7,915
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $10.859      37,096
                                 2002       $10.859      $ 8.639      53,020
                                 2003       $ 8.639      $10.806      64,557
                                 2004       $10.806      $11.791      59,363
                                 2005       $11.791      $12.185      59,641
                                 2006       $12.185      $13.870      51,871
                                 2007       $13.870      $12.796      45,865
                                 2008       $12.796      $ 7.703      37,070
                                 2009       $ 7.703      $ 9.820      36,078
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 5.007       5,081
                                 2002       $ 5.007      $ 3.466       7,909
                                 2003       $ 3.466      $ 4.189       8,177
                                 2004       $ 4.189      $ 4.185      22,808
                                 2005       $ 4.185      $ 4.279       9,996
                                 2006       $ 4.279      $ 4.562      12,358
                                 2007       $ 4.562      $ 4.721      11,910
                                 2008       $ 4.721      $ 2.889       9,890
                                 2009       $ 2.889      $ 3.996       8,527
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2001       $10.000      $ 9.481      10,537
                                 2002       $ 9.481      $ 7.416      15,195
                                 2003       $ 7.416      $ 8.622      13,182
                                 2004       $ 8.622      $ 9.070      13,317
                                 2005       $ 9.070      $10.083      13,459
                                 2006       $10.083      $10.178      13,212
                                 2007       $10.178      $ 9.934      12,814
                                 2008       $ 9.934      $ 8.090       9,236
                                 2009       $ 8.090      $10.010       8,264

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2001       $10.000      $ 9.109      15,815
                                 2002       $ 9.109      $ 8.880      22,821
                                 2003       $ 8.880      $11.035      23,514
                                 2004       $11.035      $11.979      26,185
                                 2005       $11.979      $12.128      24,816
                                 2006       $12.128      $13.163      14,994
                                 2007       $13.163      $13.286      12,601
                                 2008       $13.286      $ 9.646       8,941
                                 2009       $ 9.646      $14.226       3,517
PUTNAM VT INCOME FUND - CLASS IB
                                 2001       $10.000      $11.103      12,932
                                 2002       $11.103      $11.763      28,805
                                 2003       $11.763      $12.062      21,508
                                 2004       $12.062      $12.370      15,612
                                 2005       $12.370      $12.435      14,592
                                 2006       $12.435      $12.764      13,132
                                 2007       $12.764      $13.188       6,951
                                 2008       $13.188      $ 9.852       5,615
                                 2009       $ 9.852      $14.188       5,354
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 6.853      31,753
                                 2002       $ 6.853      $ 5.541      40,029
                                 2003       $ 5.541      $ 6.993      37,136
                                 2004       $ 6.993      $ 7.980      42,325
                                 2005       $ 7.980      $ 8.792      45,879
                                 2006       $ 8.792      $11.028      31,645
                                 2007       $11.028      $11.735      27,464
                                 2008       $11.735      $ 6.458      18,297
                                 2009       $ 6.458      $ 7.904      14,413
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 8.124       3,166
                                 2002       $ 8.124      $ 6.879       3,485
                                 2003       $ 6.879      $ 9.312       9,427
                                 2004       $ 9.312      $11.064       9,350
                                 2005       $11.064      $12.397      10,037
                                 2006       $12.397      $15.489       5,850
                                 2007       $15.489      $16.275       5,225
                                 2008       $16.275      $ 8.626       5,207
                                 2009       $ 8.626      $10.690       5,176
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 3.962       4,300
                                 2002       $ 3.962      $ 3.360       3,435
                                 2003       $ 3.360      $ 4.396       2,707
                                 2004       $ 4.396      $ 4.893       3,649
                                 2005       $ 4.893      $ 5.687       2,337
                                 2006       $ 5.687      $ 7.045       4,201
                                 2007       $ 7.045      $ 7.831       4,070
                                 2008       $ 7.831      $ 4.423       1,025
                                 2009       $ 4.423      $ 6.010       1,021

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2001       $10.000      $ 6.351      20,235
                                 2002       $ 6.351      $ 4.748      42,146
                                 2003       $ 4.748      $ 5.928      41,889
                                 2004       $ 5.928      $ 6.557      39,969
                                 2005       $ 6.557      $ 7.006      39,706
                                 2006       $ 7.006      $ 7.839      34,992
                                 2007       $ 7.839      $ 7.300      27,819
                                 2008       $ 7.300      $ 4.333      21,785
                                 2009       $ 4.333      $ 5.567      21,334
PUTNAM VT MID CAP VALUE FUND - CLASS IB
                                 2003       $10.000      $12.753           0
                                 2004       $12.753      $14.458           0
                                 2005       $14.458      $15.965           0
                                 2006       $15.965      $18.041       1,671
                                 2007       $18.041      $18.014       1,132
                                 2008       $18.014      $10.113       1,093
                                 2009       $10.113      $13.804         944
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2001       $10.000      $10.566      11,668
                                 2002       $10.566      $10.499      18,786
                                 2003       $10.499      $10.362       9,975
                                 2004       $10.362      $10.243       7,790
                                 2005       $10.243      $10.313       6,833
                                 2006       $10.313      $10.573       5,912
                                 2007       $10.573      $10.879       4,738
                                 2008       $10.879      $10.957      22,952
                                 2009       $10.957      $10.783      37,293
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.670      34,996
                                 2002       $ 4.670      $ 3.186      48,563
                                 2003       $ 3.186      $ 4.144      44,765
                                 2004       $ 4.144      $ 4.489      55,939
                                 2005       $ 4.489      $ 4.849      42,407
                                 2006       $ 4.849      $ 5.170      35,217
                                 2007       $ 5.170      $ 5.367      29,808
                                 2008       $ 5.367      $ 3.228      26,590
                                 2009       $ 3.228      $ 4.189      31,816
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2001       $10.000      $13.571      17,422
                                 2002       $13.571      $11.247      21,489
                                 2003       $11.247      $14.632      22,190
                                 2004       $14.632      $16.586      22,330
                                 2005       $16.586      $17.248      19,800

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.248      $19.651      15,722
                                 2007       $19.651      $18.352      14,670
                                 2008       $18.352      $ 9.955       6,864
                                 2009       $ 9.955      $ 9.371           0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 2.186       3,899
                                 2002       $ 2.186      $ 1.455      75,747
                                 2003       $ 1.455      $ 1.939      73,235
                                 2004       $ 1.939      $ 2.067      47,032
                                 2005       $ 2.067      $ 2.189      36,607
                                 2006       $ 2.189      $ 2.417      24,764
                                 2007       $ 2.417      $ 2.674      21,332
                                 2008       $ 2.674      $ 1.427      16,582
                                 2009       $ 1.427      $ 1.384           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2001       $10.000      $ 8.232      25,659
                                 2002       $ 8.232      $ 6.289      29,847
                                 2003       $ 6.289      $ 7.740      26,677
                                 2004       $ 7.740      $ 8.175      26,253
                                 2005       $ 8.175      $ 8.431      24,858
                                 2006       $ 8.431      $ 9.216      19,141
                                 2007       $ 9.216      $ 9.100      14,516
                                 2008       $ 9.100      $ 5.492      14,212
                                 2009       $ 5.492      $ 7.182       9,613
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2001       $10.000      $13.923      12,150
                                 2002       $13.923      $11.174      27,802
                                 2003       $11.174      $16.421      25,605
                                 2004       $16.421      $20.353      20,098
                                 2005       $20.353      $21.394      21,375
                                 2006       $21.394      $24.643      17,744
                                 2007       $24.643      $21.119      14,293
                                 2008       $21.119      $12.575      12,828
                                 2009       $12.575      $16.243      11,691
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.083       1,452
                                 2002       $ 9.083      $ 6.771       1,591
                                 2003       $ 6.771      $ 8.300       1,685
                                 2004       $ 8.300      $ 9.911       1,660
                                 2005       $ 9.911      $10.567       1,652
                                 2006       $10.567      $13.183       4,503
                                 2007       $13.183      $15.527       2,888
                                 2008       $15.527      $10.598       2,796
                                 2009       $10.598      $11.173       2,690

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VISTA FUND - CLASS IB
                                 2001       $10.000       $5.552       27,027
                                 2002       $ 5.552       $3.784       32,676
                                 2003       $ 3.784       $4.948       21,772
                                 2004       $ 4.948       $5.763       22,087
                                 2005       $ 5.763       $6.347       22,381
                                 2006       $ 6.347       $6.573       23,693
                                 2007       $ 6.573       $6.700       20,347
                                 2008       $ 6.700       $3.583       10,796
                                 2009       $ 3.583       $4.881       15,373
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $6.114       19,683
                                 2002       $ 6.114       $4.411       58,311
                                 2003       $ 4.411       $5.411      114,107
                                 2004       $ 5.411       $5.581      101,109
                                 2005       $ 5.581       $5.793       78,753
                                 2006       $ 5.793       $5.998       71,825
                                 2007       $ 5.998       $6.215       64,001
                                 2008       $ 6.215       $3.843       42,539
                                 2009       $ 3.843       $6.185       44,780



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)

                          MORTALITY & EXPENSE = 1.95



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                                 2001       $10.000      $11.393       4,696
                                 2002       $11.393      $12.161      17,794
                                 2003       $12.161      $12.110      17,531
                                 2004       $12.110      $12.189      12,971
                                 2005       $12.189      $12.114      10,505
                                 2006       $12.114      $12.261       7,309
                                 2007       $12.261      $13.026       3,975
                                 2008       $13.026      $12.810       3,738
                                 2009       $12.810      $15.198       3,244
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                                 2001       $10.000      $ 7.710       1,520
                                 2002       $ 7.710      $ 5.870       1,514
                                 2003       $ 5.870      $ 7.182       1,507
                                 2004       $ 7.182      $ 8.078       1,500
                                 2005       $ 8.078      $ 8.545       1,493
                                 2006       $ 8.545      $ 9.411       1,487
                                 2007       $ 9.411      $ 8.585       1,481
                                 2008       $ 8.585      $ 5.186       1,474
                                 2009       $ 5.186      $ 4.820           0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.000      $12.871           0
                                 2004       $12.871      $14.907           0
                                 2005       $14.907      $16.102           0
                                 2006       $16.102      $18.191           0
                                 2007       $18.191      $16.132           0
                                 2008       $16.132      $10.251           0
                                 2009       $10.251      $14.637           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 4.964       2,071
                                 2002       $ 4.964      $ 3.427       7,841
                                 2003       $ 3.427      $ 4.436       7,809
                                 2004       $ 4.436      $ 4.679       7,782
                                 2005       $ 4.679      $ 4.920       7,756
                                 2006       $ 4.920      $ 5.359       7,730
                                 2007       $ 5.359      $ 5.796       2,018
                                 2008       $ 5.796      $ 3.222       2,008
                                 2009       $ 3.222      $ 3.154           0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.925       6,937
                                 2002       $ 9.925      $10.306      11,140
                                 2003       $10.306      $12.131      10,904
                                 2004       $12.131      $12.989      10,690
                                 2005       $12.989      $13.125      10,497
                                 2006       $13.125      $13.680      10,318
                                 2007       $13.680      $13.966       7,491
                                 2008       $13.966      $ 9.473       7,151
                                 2009       $ 9.473      $14.431       6,642
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2003       $10.000      $11.992           0
                                 2004       $11.992      $13.148           0
                                 2005       $13.148      $13.602           0
                                 2006       $13.602      $15.851           0
                                 2007       $15.851      $16.035           0
                                 2008       $16.035      $10.826       4,110
                                 2009       $10.826      $13.529       2,840
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2001       $10.000      $11.344      17,781
                                 2002       $11.344      $10.150      22,657
                                 2003       $10.150      $11.648      22,855
                                 2004       $11.648      $12.358      22,361
                                 2005       $12.358      $12.602      22,898
                                 2006       $12.602      $13.831      22,152
                                 2007       $13.831      $13.689      16,736
                                 2008       $13.689      $ 7.956      15,957
                                 2009       $ 7.956      $ 9.800      15,063
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2001       $10.000      $ 8.707       1,419
                                 2002       $ 8.707      $ 7.468       1,413
                                 2003       $ 7.468      $ 8.926       1,406
                                 2004       $ 8.926      $ 9.549       1,399
                                 2005       $ 9.549      $10.016       1,393
                                 2006       $10.016      $11.084       1,387
                                 2007       $11.084      $11.186       1,382
                                 2008       $11.186      $ 7.313       1,376
                                 2009       $ 7.313      $ 9.695       1,366

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 4.893       3,442
                                 2002       $ 4.893      $ 3.723       4,646
                                 2003       $ 3.723      $ 4.717       4,862
                                 2004       $ 4.717      $ 5.258       4,044
                                 2005       $ 5.258      $ 5.609       3,878
                                 2006       $ 5.609      $ 6.777       3,722
                                 2007       $ 6.777      $ 7.243       3,578
                                 2008       $ 7.243      $ 3.881       3,398
                                 2009       $ 3.881      $ 4.946       3,181
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $10.848      18,441
                                 2002       $10.848      $ 8.617      26,688
                                 2003       $ 8.617      $10.762      30,372
                                 2004       $10.762      $11.725      31,097
                                 2005       $11.725      $12.098      28,425
                                 2006       $12.098      $13.750      29,730
                                 2007       $13.750      $12.667      23,958
                                 2008       $12.667      $ 7.613      19,552
                                 2009       $ 7.613      $ 9.690      19,271
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 5.001       9,303
                                 2002       $ 5.001      $ 3.458       7,996
                                 2003       $ 3.458      $ 4.172       7,956
                                 2004       $ 4.172      $ 4.162       7,946
                                 2005       $ 4.162      $ 4.249       7,937
                                 2006       $ 4.249      $ 4.522       7,928
                                 2007       $ 4.522      $ 4.673       7,920
                                 2008       $ 4.673      $ 2.855       7,911
                                 2009       $ 2.855      $ 3.943       7,896
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2001       $10.000      $ 9.472       5,974
                                 2002       $ 9.472      $ 7.397       6,262
                                 2003       $ 7.397      $ 8.587       6,245
                                 2004       $ 8.587      $ 9.019       6,222
                                 2005       $ 9.019      $10.011       6,220
                                 2006       $10.011      $10.091       6,039
                                 2007       $10.091      $ 9.834       5,075
                                 2008       $ 9.834      $ 7.995       5,075
                                 2009       $ 7.995      $ 9.878       5,075

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2001       $10.000      $ 9.186           0
                                 2002       $ 9.186      $ 8.857         656
                                 2003       $ 8.857      $10.990         739
                                 2004       $10.990      $11.912         603
                                 2005       $11.912      $12.042         601
                                 2006       $12.042      $13.050         599
                                 2007       $13.050      $13.152         597
                                 2008       $13.152      $ 9.533         595
                                 2009       $ 9.533      $14.039         591
PUTNAM VT INCOME FUND - CLASS IB
                                 2001       $10.000      $11.092       7,348
                                 2002       $11.092      $11.733      15,797
                                 2003       $11.733      $12.013      15,720
                                 2004       $12.013      $12.301       9,068
                                 2005       $12.301      $12.347       8,766
                                 2006       $12.347      $12.654       6,023
                                 2007       $12.654      $13.054       3,892
                                 2008       $13.054      $ 9.737       3,613
                                 2009       $ 9.737      $14.001       3,144
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 6.846       6,137
                                 2002       $ 6.846      $ 5.527       9,542
                                 2003       $ 5.527      $ 6.965       9,263
                                 2004       $ 6.965      $ 7.935       5,708
                                 2005       $ 7.935      $ 8.730       6,985
                                 2006       $ 8.730      $10.933       6,217
                                 2007       $10.933      $11.616       4,693
                                 2008       $11.616      $ 6.383       4,271
                                 2009       $ 6.383      $ 7.800       4,271
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 8.651           0
                                 2002       $ 8.651      $ 6.862           0
                                 2003       $ 6.862      $ 9.275           0
                                 2004       $ 9.275      $11.002           0
                                 2005       $11.002      $12.309         928
                                 2006       $12.309      $15.356         928
                                 2007       $15.356      $16.110       1,485
                                 2008       $16.110      $ 8.526         928
                                 2009       $ 8.526      $10.549         928
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.100           0
                                 2002       $ 4.100      $ 3.352           0
                                 2003       $ 3.352      $ 4.378           0
                                 2004       $ 4.378      $ 4.866           0
                                 2005       $ 4.866      $ 5.647           0
                                 2006       $ 5.647      $ 6.984           0
                                 2007       $ 6.984      $ 7.752         651
                                 2008       $ 7.752      $ 4.372           0
                                 2009       $ 4.372      $ 5.931           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2001       $10.000      $ 6.345      25,754
                                 2002       $ 6.345      $ 4.736      16,560
                                 2003       $ 4.736      $ 5.904      16,386
                                 2004       $ 5.904      $ 6.520      13,656
                                 2005       $ 6.520      $ 6.957      13,648
                                 2006       $ 6.957      $ 7.772      13,103
                                 2007       $ 7.772      $ 7.226      10,960
                                 2008       $ 7.226      $ 4.283      10,960
                                 2009       $ 4.283      $ 5.494      12,733
PUTNAM VT MID CAP VALUE FUND - CLASS IB
                                 2003       $10.000      $12.741           0
                                 2004       $12.741      $14.422           0
                                 2005       $14.422      $15.900           0
                                 2006       $15.900      $17.940           0
                                 2007       $17.940      $17.886           0
                                 2008       $17.886      $10.026           0
                                 2009       $10.026      $13.664           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2001       $10.000      $10.543           0
                                 2002       $10.543      $10.473           0
                                 2003       $10.473      $10.320           0
                                 2004       $10.320      $10.186           0
                                 2005       $10.186      $10.240           0
                                 2006       $10.240      $10.482           0
                                 2007       $10.482      $10.769           0
                                 2008       $10.769      $10.830           0
                                 2009       $10.830      $10.641           0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.665      11,564
                                 2002       $ 4.665      $ 3.178      13,156
                                 2003       $ 3.178      $ 4.127      12,331
                                 2004       $ 4.127      $ 4.464       9,757
                                 2005       $ 4.464      $ 4.815       9,355
                                 2006       $ 4.815      $ 5.125       8,260
                                 2007       $ 5.125      $ 5.313       5,981
                                 2008       $ 5.313      $ 3.191       5,379
                                 2009       $ 3.191      $ 4.134       6,040
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2001       $10.000      $13.557      12,146
                                 2002       $13.557      $11.219      10,967
                                 2003       $11.219      $14.573      10,707
                                 2004       $14.573      $16.493      10,441
                                 2005       $16.493      $17.125      10,264

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.125      $19.481       9,435
                                 2007       $19.481      $18.166       3,549
                                 2008       $18.166      $ 9.839       3,263
                                 2009       $ 9.839      $ 9.260           0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 2.184      17,382
                                 2002       $ 2.184      $ 1.451      16,884
                                 2003       $ 1.451      $ 1.932      16,863
                                 2004       $ 1.932      $ 2.055       4,250
                                 2005       $ 2.055      $ 2.174       4,232
                                 2006       $ 2.174      $ 2.396       4,213
                                 2007       $ 2.396      $ 2.647       4,197
                                 2008       $ 2.647      $ 1.410       4,178
                                 2009       $ 1.410      $ 1.368           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2001       $10.000      $ 8.224       6,551
                                 2002       $ 8.224      $ 6.273      12,159
                                 2003       $ 6.273      $ 7.708      11,744
                                 2004       $ 7.708      $ 8.130      11,798
                                 2005       $ 8.130      $ 8.371      11,591
                                 2006       $ 8.371      $ 9.137      10,532
                                 2007       $ 9.137      $ 9.008       8,169
                                 2008       $ 9.008      $ 5.428       7,792
                                 2009       $ 5.428      $ 7.088       7,538
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2001       $10.000      $13.909       2,909
                                 2002       $13.909      $11.146       7,191
                                 2003       $11.146      $16.355       7,912
                                 2004       $16.355      $20.239       7,793
                                 2005       $20.239      $21.242       7,755
                                 2006       $21.242      $24.431       6,726
                                 2007       $24.431      $20.905       2,455
                                 2008       $20.905      $12.429       1,658
                                 2009       $12.429      $16.029       1,631
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.074       6,461
                                 2002       $ 9.074      $ 6.754       6,746
                                 2003       $ 6.754      $ 8.266       6,740
                                 2004       $ 8.266      $ 9.855       6,734
                                 2005       $ 9.855      $10.492       6,729
                                 2006       $10.492      $13.070       6,724
                                 2007       $13.070      $15.369       6,207
                                 2008       $15.369      $10.474       6,202
                                 2009       $10.474      $11.026       6,194

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VISTA FUND - CLASS IB
                                 2001       $10.000       $5.546       6,359
                                 2002       $ 5.546       $3.774       5,145
                                 2003       $ 3.774       $4.928       4,857
                                 2004       $ 4.928       $5.731       3,026
                                 2005       $ 5.731       $6.302       3,013
                                 2006       $ 6.302       $6.516       2,675
                                 2007       $ 6.516       $6.632       1,849
                                 2008       $ 6.632       $3.541       1,840
                                 2009       $ 3.541       $4.817       3,469
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $6.108      13,462
                                 2002       $ 6.108       $4.400      16,420
                                 2003       $ 4.400       $5.389      20,022
                                 2004       $ 5.389       $5.550      15,451
                                 2005       $ 5.550       $5.752      12,129
                                 2006       $ 5.752       $5.946      11,776
                                 2007       $ 5.946       $6.151       7,861
                                 2008       $ 6.151       $3.798       7,635
                                 2009       $ 3.798       $6.103      16,932

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                      BENEFIT OPTION (AGE 65 OR YOUNGER)

                          MORTALITY & EXPENSE = 1.95



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                                 2001       $10.000      $11.372      11,607
                                 2002       $11.372      $12.139      29,625
                                 2003       $12.139      $12.088      18,587
                                 2004       $12.088      $12.167      12,264
                                 2005       $12.167      $12.092      12,734
                                 2006       $12.092      $12.239      12,887
                                 2007       $12.239      $13.002      12,449
                                 2008       $13.002      $12.787      10,819
                                 2009       $12.787      $15.170       8,370
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                                 2001       $10.000      $ 7.703      27,701
                                 2002       $ 7.703      $ 5.865      22,735
                                 2003       $ 5.865      $ 7.176      22,471
                                 2004       $ 7.176      $ 8.071      17,843
                                 2005       $ 8.071      $ 8.537      17,061
                                 2006       $ 8.537      $ 9.403       8,066
                                 2007       $ 9.403      $ 8.578       6,088
                                 2008       $ 8.578      $ 5.181       4,690
                                 2009       $ 5.181      $ 4.816           0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.000      $12.871           0
                                 2004       $12.871      $14.907           0
                                 2005       $14.907      $16.102           0
                                 2006       $16.102      $18.191           0
                                 2007       $18.191      $16.132           0
                                 2008       $16.132      $10.251           0
                                 2009       $10.251      $14.637           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 5.155           0
                                 2002       $ 5.155      $ 3.424      10,114
                                 2003       $ 3.424      $ 4.432      11,261
                                 2004       $ 4.432      $ 4.675      10,553
                                 2005       $ 4.675      $ 4.916      10,530
                                 2006       $ 4.916      $ 5.354       8,370
                                 2007       $ 5.354      $ 5.791       5,638
                                 2008       $ 5.791      $ 3.219       5,612
                                 2009       $ 3.219      $ 3.151           0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.907       5,476
                                 2002       $ 9.907      $10.287          11
                                 2003       $10.287      $12.109      10,060
                                 2004       $12.109      $12.966      10,115
                                 2005       $12.966      $13.101       9,923
                                 2006       $13.101      $13.655       9,318
                                 2007       $13.655      $13.940       7,046
                                 2008       $13.940      $ 9.456       5,013
                                 2009       $ 9.456      $14.405       5,068
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2003       $10.000      $11.992         454
                                 2004       $11.992      $13.148         453
                                 2005       $13.148      $13.602         452
                                 2006       $13.602      $15.851       2,958
                                 2007       $15.851      $16.035       6,112
                                 2008       $16.035      $10.826       5,335
                                 2009       $10.826      $13.529      18,018
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2001       $10.000      $11.323      34,076
                                 2002       $11.323      $10.132      23,297
                                 2003       $10.132      $11.627      25,721
                                 2004       $11.627      $12.336      23,313
                                 2005       $12.336      $12.580      22,633
                                 2006       $12.580      $13.806      22,406
                                 2007       $13.806      $13.664      21,793
                                 2008       $13.664      $ 7.942      15,637
                                 2009       $ 7.942      $ 9.782      13,742
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2001       $10.000      $ 8.691         574
                                 2002       $ 8.691      $ 7.455         817
                                 2003       $ 7.455      $ 8.910       1,366
                                 2004       $ 8.910      $ 9.532       1,390
                                 2005       $ 9.532      $ 9.998       1,372
                                 2006       $ 9.998      $11.064       1,340
                                 2007       $11.064      $11.166       1,304
                                 2008       $11.166      $ 7.300       1,294
                                 2009       $ 7.300      $ 9.678       3,347

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 4.884      23,440
                                 2002       $ 4.884      $ 3.716      30,520
                                 2003       $ 3.716      $ 4.709      32,387
                                 2004       $ 4.709      $ 5.249      33,385
                                 2005       $ 5.249      $ 5.599      33,169
                                 2006       $ 5.599      $ 6.764      30,644
                                 2007       $ 6.764      $ 7.230      30,906
                                 2008       $ 7.230      $ 3.874      24,845
                                 2009       $ 3.874      $ 4.937      24,030
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $10.828      77,033
                                 2002       $10.828      $ 8.601      91,704
                                 2003       $ 8.601      $10.743      86,267
                                 2004       $10.743      $11.704      81,096
                                 2005       $11.704      $12.076      79,682
                                 2006       $12.076      $13.725      73,306
                                 2007       $13.725      $12.644      67,312
                                 2008       $12.644      $ 7.600      59,152
                                 2009       $ 7.600      $ 9.673      53,141
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.992      23,212
                                 2002       $ 4.992      $ 3.451      25,811
                                 2003       $ 3.451      $ 4.164      24,883
                                 2004       $ 4.164      $ 4.154      17,563
                                 2005       $ 4.154      $ 4.241      16,358
                                 2006       $ 4.241      $ 4.514      11,335
                                 2007       $ 4.514      $ 4.665      11,529
                                 2008       $ 4.665      $ 2.850       7,212
                                 2009       $ 2.850      $ 3.936      10,097
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2001       $10.000      $ 9.454      31,409
                                 2002       $ 9.454      $ 7.384      29,312
                                 2003       $ 7.384      $ 8.572      28,446
                                 2004       $ 8.572      $ 9.003      32,096
                                 2005       $ 9.003      $ 9.993      31,252
                                 2006       $ 9.993      $10.072      22,968
                                 2007       $10.072      $ 9.816      21,034
                                 2008       $ 9.816      $ 7.981      20,304
                                 2009       $ 7.981      $ 9.860      19,711

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2001       $10.000      $ 9.083       3,526
                                 2002       $ 9.083      $ 8.841      10,383
                                 2003       $ 8.841      $10.970      12,332
                                 2004       $10.970      $11.890       9,798
                                 2005       $11.890      $12.020       8,344
                                 2006       $12.020      $13.026       5,843
                                 2007       $13.026      $13.128       6,674
                                 2008       $13.128      $ 9.516       5,898
                                 2009       $ 9.516      $14.013       4,560
PUTNAM VT INCOME FUND - CLASS IB
                                 2001       $10.000      $11.072      30,539
                                 2002       $11.072      $11.712      38,894
                                 2003       $11.712      $11.992      35,571
                                 2004       $11.992      $12.279      30,631
                                 2005       $12.279      $12.324      30,525
                                 2006       $12.324      $12.631      27,354
                                 2007       $12.631      $13.030      20,527
                                 2008       $13.030      $ 9.719      12,691
                                 2009       $ 9.719      $13.976      15,845
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 6.834      35,821
                                 2002       $ 6.834      $ 5.517      62,304
                                 2003       $ 5.517      $ 6.952      54,739
                                 2004       $ 6.952      $ 7.921      62,928
                                 2005       $ 7.921      $ 8.714      62,761
                                 2006       $ 8.714      $10.913      49,847
                                 2007       $10.913      $11.594      46,135
                                 2008       $11.594      $ 6.372      48,224
                                 2009       $ 6.372      $ 7.786      46,849
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 8.101       5,125
                                 2002       $ 8.101      $ 6.849       6,642
                                 2003       $ 6.849      $ 9.258       8,832
                                 2004       $ 9.258      $10.982      11,161
                                 2005       $10.982      $12.287          11
                                 2006       $12.287      $15.328      13,406
                                 2007       $15.328      $16.080       9,526
                                 2008       $16.080      $ 8.510       8,122
                                 2009       $ 8.510      $10.530       6,020
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 3.951       9,417
                                 2002       $ 3.951      $ 3.346      19,288
                                 2003       $ 3.346      $ 4.370      21,418
                                 2004       $ 4.370      $ 4.857      28,551
                                 2005       $ 4.857      $ 5.637      27,659
                                 2006       $ 5.637      $ 6.972      27,573
                                 2007       $ 6.972      $ 7.738      41,323
                                 2008       $ 7.738      $ 4.364      29,222
                                 2009       $ 4.364      $ 5.920      26,778

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2001       $10.000      $ 6.333      33,986
                                 2002       $ 6.333      $ 4.727      20,471
                                 2003       $ 4.727      $ 5.893      15,449
                                 2004       $ 5.893      $ 6.509      13,960
                                 2005       $ 6.509      $ 6.944      12,271
                                 2006       $ 6.944      $ 7.758      10,760
                                 2007       $ 7.758      $ 7.213       4,805
                                 2008       $ 7.213      $ 4.275       3,713
                                 2009       $ 4.275      $ 5.484       8,346
PUTNAM VT MID CAP VALUE FUND - CLASS IB
                                 2003       $10.000      $12.741         271
                                 2004       $12.741      $14.422         498
                                 2005       $14.422      $15.900         490
                                 2006       $15.900      $17.940         485
                                 2007       $17.940      $17.886         779
                                 2008       $17.886      $10.026         776
                                 2009       $10.026      $13.664         772
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2001       $10.000      $10.536      11,133
                                 2002       $10.536      $10.454      21,809
                                 2003       $10.454      $10.301      17,754
                                 2004       $10.301      $10.167      14,780
                                 2005       $10.167      $10.222      10,371
                                 2006       $10.222      $10.463      16,515
                                 2007       $10.463      $10.749      12,626
                                 2008       $10.749      $10.810      14,167
                                 2009       $10.810      $10.621       9,661
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.656      66,807
                                 2002       $ 4.656      $ 3.172      62,435
                                 2003       $ 3.172      $ 4.119      67,581
                                 2004       $ 4.119      $ 4.455      68,465
                                 2005       $ 4.455      $ 4.806      64,622
                                 2006       $ 4.806      $ 5.116      53,432
                                 2007       $ 5.116      $ 5.303      41,793
                                 2008       $ 5.303      $ 3.185      34,702
                                 2009       $ 3.185      $ 4.126      37,224
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2001       $10.000      $13.533      32,556
                                 2002       $13.533      $11.198      40,327
                                 2003       $11.198      $14.546      39,945
                                 2004       $14.546      $16.463      38,789
                                 2005       $16.463      $17.094      37,226

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.094      $19.446      30,448
                                 2007       $19.446      $18.133      25,419
                                 2008       $18.133      $ 9.821      19,961
                                 2009       $ 9.821      $ 9.243           0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 2.180      59,395
                                 2002       $ 2.180      $ 1.449      95,789
                                 2003       $ 1.449      $ 1.928      78,574
                                 2004       $ 1.928      $ 2.052      85,012
                                 2005       $ 2.052      $ 2.170      82,198
                                 2006       $ 2.170      $ 2.392      75,579
                                 2007       $ 2.392      $ 2.642      90,153
                                 2008       $ 2.642      $ 1.408      89,626
                                 2009       $ 1.408      $ 1.365           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2001       $10.000      $ 8.209      18,133
                                 2002       $ 8.209      $ 6.262      26,459
                                 2003       $ 6.262      $ 7.694      25,550
                                 2004       $ 7.694      $ 8.115      31,252
                                 2005       $ 8.115      $ 8.356      30,695
                                 2006       $ 8.356      $ 9.120      23,074
                                 2007       $ 9.120      $ 8.991      19,501
                                 2008       $ 8.991      $ 5.418      18,988
                                 2009       $ 5.418      $ 7.075      17,938
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2001       $10.000      $13.884      46,067
                                 2002       $13.884      $11.126      52,552
                                 2003       $11.126      $16.325      49,574
                                 2004       $16.325      $20.203      52,133
                                 2005       $20.203      $21.203      50,561
                                 2006       $21.203      $24.387      38,690
                                 2007       $24.387      $20.867      35,183
                                 2008       $20.867      $12.406      30,600
                                 2009       $12.406      $16.000      24,621
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.057         848
                                 2002       $ 9.057      $ 6.741       4,169
                                 2003       $ 6.741      $ 8.251       4,245
                                 2004       $ 8.251      $ 9.838       4,104
                                 2005       $ 9.838      $10.473       3,983
                                 2006       $10.473      $13.046       4,380
                                 2007       $13.046      $15.341       8,427
                                 2008       $15.341      $10.455       5,903
                                 2009       $10.455      $11.006       5,875

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VISTA FUND - CLASS IB
                                 2001       $10.000       $5.536      101,657
                                 2002       $ 5.536       $3.767       89,328
                                 2003       $ 3.767       $4.919       95,139
                                 2004       $ 4.919       $5.720       97,671
                                 2005       $ 5.720       $6.290       92,136
                                 2006       $ 6.290       $6.504       83,568
                                 2007       $ 6.504       $6.620       63,968
                                 2008       $ 6.620       $3.534       54,672
                                 2009       $ 3.534       $4.808       83,922
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $6.097       53,847
                                 2002       $ 6.097       $4.392       96,293
                                 2003       $ 4.392       $5.379       88,245
                                 2004       $ 5.379       $5.540       86,416
                                 2005       $ 5.540       $5.741       82,195
                                 2006       $ 5.741       $5.935       66,855
                                 2007       $ 5.935       $6.140       54,132
                                 2008       $ 6.140       $3.791       46,156
                                 2009       $ 3.791       $6.092       36,953



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%.

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                WITH THE ENHANCED BENEFICIARY PROTECTION OPTION

                           MORTALITY & EXPENSE = 1.8



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                                 2000       $10.000      $10.741            0
                                 2001       $10.741      $11.237       41,540
                                 2002       $11.237      $12.013       77,146
                                 2003       $12.013      $11.980       56,002
                                 2004       $11.980      $12.078       48,670
                                 2005       $12.078      $12.021       50,722
                                 2006       $12.021      $12.186       43,977
                                 2007       $12.186      $12.966       30,146
                                 2008       $12.966      $12.771       17,616
                                 2009       $12.771      $15.174       16,558
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                                 2000       $10.000      $ 9.119            0
                                 2001       $ 9.119      $ 7.709       22,254
                                 2002       $ 7.709      $ 5.878       72,164
                                 2003       $ 5.878      $ 7.203       74,374
                                 2004       $ 7.203      $ 8.114       70,120
                                 2005       $ 8.114      $ 8.596       40,134
                                 2006       $ 8.596      $ 9.482       34,989
                                 2007       $ 9.482      $ 8.663       25,753
                                 2008       $ 8.663      $ 5.241       22,258
                                 2009       $ 5.241      $ 4.872            0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.000      $12.884      209,837
                                 2004       $12.884      $14.945          104
                                 2005       $14.945      $16.168           48
                                 2006       $16.168      $18.294        1,850
                                 2007       $18.294      $16.247        2,112
                                 2008       $16.247      $10.341        3,202
                                 2009       $10.341      $14.787        4,332

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                                 2000       $10.000      $ 7.302           0
                                 2001       $ 7.302      $ 4.963       3,765
                                 2002       $ 4.963      $ 3.432      24,777
                                 2003       $ 3.432      $ 4.449      22,488
                                 2004       $ 4.449      $ 4.700      21,383
                                 2005       $ 4.700      $ 4.950      13,979
                                 2006       $ 4.950      $ 5.399      13,457
                                 2007       $ 5.399      $ 5.848      11,304
                                 2008       $ 5.848      $ 3.256       6,904
                                 2009       $ 3.256      $ 3.188           0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                                 2000       $10.000      $ 9.912       5,450
                                 2001       $ 9.912      $10.074      28,421
                                 2002       $10.074      $10.477      42,108
                                 2003       $10.477      $12.351      40,849
                                 2004       $12.351      $13.245      52,855
                                 2005       $13.245      $13.404      52,667
                                 2006       $13.404      $13.992      45,691
                                 2007       $13.992      $14.306      36,476
                                 2008       $14.306      $ 9.719      32,193
                                 2009       $ 9.719      $14.828      46,871
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2003       $10.000      $12.004         223
                                 2004       $12.004      $13.181       2,797
                                 2005       $13.181      $13.657       4,157
                                 2006       $13.657      $15.940       6,031
                                 2007       $15.940      $16.150       9,634
                                 2008       $16.150      $10.920       9,568
                                 2009       $10.920      $13.668      73,334
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2000       $10.000      $10.873         461
                                 2001       $10.873      $10.725      17,197
                                 2002       $10.725      $ 9.611      47,268
                                 2003       $ 9.611      $11.046      53,713
                                 2004       $11.046      $11.737      51,858
                                 2005       $11.737      $11.988      43,832
                                 2006       $11.988      $13.176      39,455
                                 2007       $13.176      $13.061      33,534
                                 2008       $13.061      $ 7.603      29,214
                                 2009       $ 7.603      $ 9.379      24,036
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2000       $10.000      $ 9.699       2,983
                                 2001       $ 9.699      $ 8.713       8,340
                                 2002       $ 8.713      $ 7.484      24,192
                                 2003       $ 7.484      $ 8.959      19,413

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $ 8.959      $ 9.599       18,201
                                 2005       $ 9.599      $10.084       17,789
                                 2006       $10.084      $11.177       15,704
                                 2007       $11.177      $11.297       13,176
                                 2008       $11.297      $ 7.397        7,744
                                 2009       $ 7.397      $ 9.821       21,846
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $ 7.461        5,344
                                 2001       $ 7.461      $ 5.145       26,885
                                 2002       $ 5.145      $ 3.921       17,230
                                 2003       $ 3.921      $ 4.976       19,624
                                 2004       $ 4.976      $ 5.555       18,863
                                 2005       $ 5.555      $ 5.934       13,612
                                 2006       $ 5.934      $ 7.181       10,222
                                 2007       $ 7.181      $ 7.687        4,379
                                 2008       $ 7.687      $ 4.125        2,605
                                 2009       $ 4.125      $ 5.265        3,155
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.834       29,010
                                 2001       $10.834      $ 9.958      135,441
                                 2002       $ 9.958      $ 7.922      272,704
                                 2003       $ 7.922      $ 9.909      242,304
                                 2004       $ 9.909      $10.812      221,808
                                 2005       $10.812      $11.173      178,056
                                 2006       $11.173      $12.719      139,397
                                 2007       $12.719      $11.734       93,231
                                 2008       $11.734      $ 7.064       73,673
                                 2009       $ 7.064      $ 9.005       65,980
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                                 2000       $10.000      $ 7.357       66,432
                                 2001       $ 7.357      $ 4.905      147,862
                                 2002       $ 4.905      $ 3.396      199,911
                                 2003       $ 3.396      $ 4.104      209,837
                                 2004       $ 4.104      $ 4.101      280,301
                                 2005       $ 4.101      $ 4.193      275,130
                                 2006       $ 4.193      $ 4.470      286,675
                                 2007       $ 4.470      $ 4.626      202,415
                                 2008       $ 4.626      $ 2.831      185,924
                                 2009       $ 2.831      $ 3.915      182,393
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2000       $10.000      $12.207        1,459
                                 2001       $12.207      $ 9.618        9,401
                                 2002       $ 9.618      $ 7.524       13,106
                                 2003       $ 7.524      $ 8.747       16,227
                                 2004       $ 8.747      $ 9.201       27,201

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $ 9.201      $10.229       27,703
                                 2006       $10.229      $10.325       27,971
                                 2007       $10.325      $10.078       22,982
                                 2008       $10.078      $ 8.207       17,661
                                 2009       $ 8.207      $10.154       16,987
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2000       $10.000      $ 9.145        2,519
                                 2001       $ 9.145      $ 9.307       14,259
                                 2002       $ 9.307      $ 9.073       28,759
                                 2003       $ 9.073      $11.275       39,363
                                 2004       $11.275      $12.240       45,960
                                 2005       $12.240      $12.392       41,020
                                 2006       $12.392      $13.450       35,640
                                 2007       $13.450      $13.576       35,672
                                 2008       $13.576      $ 9.856       31,039
                                 2009       $ 9.856      $14.536       25,573
PUTNAM VT INCOME FUND - CLASS IB
                                 2000       $10.000      $10.604          129
                                 2001       $10.604      $11.172       15,056
                                 2002       $11.172      $11.836       83,118
                                 2003       $11.836      $12.137       74,879
                                 2004       $12.137      $12.447       78,117
                                 2005       $12.447      $12.512       68,984
                                 2006       $12.512      $12.843       60,944
                                 2007       $12.843      $13.270       44,710
                                 2008       $13.270      $ 9.913       40,075
                                 2009       $ 9.913      $14.276       40,758
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $ 9.154       30,807
                                 2001       $ 9.154      $ 7.135       86,352
                                 2002       $ 7.135      $ 5.769      195,339
                                 2003       $ 5.769      $ 7.281      158,436
                                 2004       $ 7.281      $ 8.308      139,656
                                 2005       $ 8.308      $ 9.154      107,497
                                 2006       $ 9.154      $11.482       86,834
                                 2007       $11.482      $12.217       63,410
                                 2008       $12.217      $ 6.724       56,814
                                 2009       $ 6.724      $ 8.230       59,864
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $ 9.977        1,633
                                 2001       $ 9.977      $ 7.758       31,635
                                 2002       $ 7.758      $ 6.569       49,812
                                 2003       $ 6.569      $ 8.893       47,622
                                 2004       $ 8.893      $10.565       45,770
                                 2005       $10.565      $11.838       40,872
                                 2006       $11.838      $14.791       38,160

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.791      $15.541       26,298
                                 2008       $15.541      $ 8.238       21,538
                                 2009       $ 8.238      $10.208       22,420
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB
                                 2000       $10.000      $ 6.623       14,011
                                 2001       $ 6.623      $ 4.638       21,788
                                 2002       $ 4.638      $ 3.934       33,399
                                 2003       $ 3.934      $ 5.146       27,083
                                 2004       $ 5.146      $ 5.728       24,899
                                 2005       $ 5.728      $ 6.658        6,012
                                 2006       $ 6.658      $ 8.247       19,259
                                 2007       $ 8.247      $ 9.168       18,372
                                 2008       $ 9.168      $ 5.178        9,343
                                 2009       $ 5.178      $ 7.036        6,211
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2000       $10.000      $ 8.347       63,192
                                 2001       $ 8.347      $ 6.165      103,926
                                 2002       $ 6.165      $ 4.609       87,628
                                 2003       $ 4.609      $ 5.754       91,950
                                 2004       $ 5.754      $ 6.365       80,575
                                 2005       $ 6.365      $ 6.801       74,172
                                 2006       $ 6.801      $ 7.609       67,441
                                 2007       $ 7.609      $ 7.086       36,131
                                 2008       $ 7.086      $ 4.206       27,695
                                 2009       $ 4.206      $ 5.404       54,196
PUTNAM VT MID CAP VALUE FUND - CLASS IB
                                 2003       $10.000      $12.753          211
                                 2004       $12.753      $14.458        6,271
                                 2005       $14.458      $15.965        6,718
                                 2006       $15.965      $18.041        5,720
                                 2007       $18.041      $18.014        3,058
                                 2008       $18.014      $10.113        2,996
                                 2009       $10.113      $13.804        2,632
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2000       $10.000      $10.281            0
                                 2001       $10.281      $10.476       11,827
                                 2002       $10.476      $10.410       27,176
                                 2003       $10.410      $10.274       91,950
                                 2004       $10.274      $10.155       15,946
                                 2005       $10.155      $10.225       13,584
                                 2006       $10.225      $10.483       12,581
                                 2007       $10.483      $10.786       19,191
                                 2008       $10.786      $10.864       24,254
                                 2009       $10.864      $10.691       22,680

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2000       $10.000      $ 7.145       27,467
                                 2001       $ 7.145      $ 4.901      129,106
                                 2002       $ 4.901      $ 3.344      206,902
                                 2003       $ 3.344      $ 4.349      196,015
                                 2004       $ 4.349      $ 4.711      158,361
                                 2005       $ 4.711      $ 5.089      103,464
                                 2006       $ 5.089      $ 5.426       95,624
                                 2007       $ 5.426      $ 5.633       75,269
                                 2008       $ 5.633      $ 3.389       58,874
                                 2009       $ 3.389      $ 4.397       63,614
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2000       $10.000      $11.974       10,866
                                 2001       $11.974      $12.148       68,963
                                 2002       $12.148      $10.067      140,505
                                 2003       $10.067      $13.097      142,195
                                 2004       $13.097      $14.846      138,540
                                 2005       $14.846      $15.438      132,245
                                 2006       $15.438      $17.589      119,380
                                 2007       $17.589      $16.427       86,758
                                 2008       $16.427      $ 8.911       82,104
                                 2009       $ 8.911      $ 8.388            0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                                 2000       $10.000      $ 6.118       16,542
                                 2001       $ 6.118      $ 3.262       27,341
                                 2002       $ 3.262      $ 2.171       37,142
                                 2003       $ 2.171      $ 2.893       25,842
                                 2004       $ 2.893      $ 3.084       22,048
                                 2005       $ 3.084      $ 3.266       15,510
                                 2006       $ 3.266      $ 3.606       13,056
                                 2007       $ 3.606      $ 3.990       12,828
                                 2008       $ 3.990      $ 2.129        3,529
                                 2009       $ 2.129      $ 2.065            0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2000       $10.000      $ 9.571       15,213
                                 2001       $ 9.571      $ 7.628       62,169
                                 2002       $ 7.628      $ 5.827      111,007
                                 2003       $ 5.827      $ 7.171      106,068
                                 2004       $ 7.171      $ 7.575       85,801
                                 2005       $ 7.575      $ 7.812       60,976
                                 2006       $ 7.812      $ 8.539       51,543
                                 2007       $ 8.539      $ 8.431       29,100
                                 2008       $ 8.431      $ 5.088       23,632
                                 2009       $ 5.088      $ 6.655       22,341

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2000       $10.000      $11.532       10,172
                                 2001       $11.532      $13.377       36,049
                                 2002       $13.377      $10.736       70,905
                                 2003       $10.736      $15.777       62,922
                                 2004       $15.777      $19.555       60,295
                                 2005       $19.555      $20.554       45,876
                                 2006       $20.554      $23.676       38,748
                                 2007       $23.676      $20.291       25,592
                                 2008       $20.291      $12.082       20,607
                                 2009       $12.082      $15.606       22,054
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $11.197        2,551
                                 2001       $11.197      $ 8.540       17,321
                                 2002       $ 8.540      $ 6.366       18,888
                                 2003       $ 6.366      $ 7.804       16,554
                                 2004       $ 7.804      $ 9.319       25,992
                                 2005       $ 9.319      $ 9.936       38,084
                                 2006       $ 9.936      $12.396       33,280
                                 2007       $12.396      $14.599       17,772
                                 2008       $14.599      $ 9.965       15,364
                                 2009       $ 9.965      $10.505       12,277
PUTNAM VT VISTA FUND - CLASS IB
                                 2000       $10.000      $ 8.452       38,002
                                 2001       $ 8.452      $ 5.518      118,606
                                 2002       $ 5.518      $ 3.761      167,461
                                 2003       $ 3.761      $ 4.918      243,080
                                 2004       $ 4.918      $ 5.728      258,076
                                 2005       $ 5.728      $ 6.308      209,955
                                 2006       $ 6.308      $ 6.533      168,849
                                 2007       $ 6.533      $ 6.659       94,470
                                 2008       $ 6.659      $ 3.561       87,442
                                 2009       $ 3.561      $ 4.852       90,290
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 8.211      163,084
                                 2001       $ 8.211      $ 6.256      282,238
                                 2002       $ 6.256      $ 4.513      408,355
                                 2003       $ 4.513      $ 5.536      363,739
                                 2004       $ 5.536      $ 5.710      356,761
                                 2005       $ 5.710      $ 5.927      307,379
                                 2006       $ 5.927      $ 6.137      247,596
                                 2007       $ 6.137      $ 6.358      174,289
                                 2008       $ 6.358      $ 3.931      150,334
                                 2009       $ 3.931      $ 6.327       65,933



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

                          MORTALITY & EXPENSE = 1.85



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                                 2001       $10.000      $11.250         801
                                 2002       $11.250      $12.021       1,162
                                 2003       $12.021      $11.983       1,049
                                 2004       $11.983      $12.074       1,116
                                 2005       $12.074      $12.011       1,014
                                 2006       $12.011      $12.169          29
                                 2007       $12.169      $12.942          28
                                 2008       $12.942      $12.741          20
                                 2009       $12.741      $15.131           0
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                                 2001       $10.000      $ 7.713       4,084
                                 2002       $ 7.713      $ 5.878       4,069
                                 2003       $ 5.878      $ 7.200       4,051
                                 2004       $ 7.200      $ 8.106         930
                                 2005       $ 8.106      $ 8.583         926
                                 2006       $ 8.583      $ 9.463         923
                                 2007       $ 9.463      $ 8.641         919
                                 2008       $ 8.641      $ 5.225         915
                                 2009       $ 5.225      $ 4.857           0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.000      $12.880           0
                                 2004       $12.880      $14.933           0
                                 2005       $14.933      $16.146           0
                                 2006       $16.146      $18.259           0
                                 2007       $18.259      $16.208           0
                                 2008       $16.208      $10.311           0
                                 2009       $10.311      $14.737           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 5.159           0
                                 2002       $ 5.159      $ 3.432       3,195
                                 2003       $ 3.432      $ 4.447       2,778
                                 2004       $ 4.447      $ 4.695       2,110
                                 2005       $ 4.695      $ 4.942       1,191
                                 2006       $ 4.942      $ 5.388       1,188
                                 2007       $ 5.388      $ 5.833       1,184
                                 2008       $ 5.833      $ 3.247       1,179
                                 2009       $ 3.247      $ 3.178           0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                                 2001       $10.000      $10.086       5,676
                                 2002       $10.086      $10.484       4,652
                                 2003       $10.484      $12.354       3,893
                                 2004       $12.354      $13.241       2,352
                                 2005       $13.241      $13.393       2,200
                                 2006       $13.393      $13.973       1,177
                                 2007       $13.973      $14.280       1,171
                                 2008       $14.280      $ 9.697       1,161
                                 2009       $ 9.697      $14.786       1,125
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2003       $10.000      $12.000           0
                                 2004       $12.000      $13.170           0
                                 2005       $13.170      $13.639           0
                                 2006       $13.639      $15.910           0
                                 2007       $15.910      $16.112           0
                                 2008       $16.112      $10.889           0
                                 2009       $10.889      $13.621       2,980
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2001       $10.000      $10.738         436
                                 2002       $10.738      $ 9.617       1,439
                                 2003       $ 9.617      $11.048       1,038
                                 2004       $11.048      $11.734       1,026
                                 2005       $11.734      $11.978         685
                                 2006       $11.978      $13.158         499
                                 2007       $13.158      $13.037         498
                                 2008       $13.037      $ 7.585         508
                                 2009       $ 7.585      $ 9.352         438
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2001       $10.000      $ 8.723       1,562
                                 2002       $ 8.723      $ 7.490       1,556
                                 2003       $ 7.490      $ 8.961       1,549
                                 2004       $ 8.961      $ 9.596         867
                                 2005       $ 9.596      $10.076         863
                                 2006       $10.076      $11.161         860
                                 2007       $11.161      $11.276         857
                                 2008       $11.276      $ 7.379         853
                                 2009       $ 7.379      $ 9.793         847

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 5.151         610
                                 2002       $ 5.151      $ 3.924       2,322
                                 2003       $ 3.924      $ 4.977       1,055
                                 2004       $ 4.977      $ 5.553           0
                                 2005       $ 5.553      $ 5.929           0
                                 2006       $ 5.929      $ 7.171           0
                                 2007       $ 7.171      $ 7.673           0
                                 2008       $ 7.673      $ 4.116           0
                                 2009       $ 4.116      $ 5.250           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.970       6,041
                                 2002       $ 9.970      $ 7.927      14,261
                                 2003       $ 7.927      $ 9.911      13,133
                                 2004       $ 9.911      $10.809       9,611
                                 2005       $10.809      $11.164       5,907
                                 2006       $11.164      $12.702       4,097
                                 2007       $12.702      $11.713       4,043
                                 2008       $11.713      $ 7.047       4,240
                                 2009       $ 7.047      $ 8.979       4,191
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 5.140           0
                                 2002       $ 5.140      $ 3.399           0
                                 2003       $ 3.399      $ 4.105           0
                                 2004       $ 4.105      $ 4.099           0
                                 2005       $ 4.099      $ 4.189           0
                                 2006       $ 4.189      $ 4.463           0
                                 2007       $ 4.463      $ 4.617           0
                                 2008       $ 4.617      $ 2.824           0
                                 2009       $ 2.824      $ 3.904           0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2001       $10.000      $ 9.630       4,727
                                 2002       $ 9.630      $ 7.529       2,379
                                 2003       $ 7.529      $ 8.748       2,377
                                 2004       $ 8.748      $ 9.198       1,557
                                 2005       $ 9.198      $10.220       1,556
                                 2006       $10.220      $10.312         598
                                 2007       $10.312      $10.059         596
                                 2008       $10.059      $ 8.187         594
                                 2009       $ 8.187      $10.125         591

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2001       $10.000      $ 9.318       1,025
                                 2002       $ 9.318      $ 9.080      18,435
                                 2003       $ 9.080      $11.277       3,279
                                 2004       $11.277      $12.236       2,828
                                 2005       $12.236      $12.382         865
                                 2006       $12.382      $13.432           0
                                 2007       $13.432      $13.551           0
                                 2008       $13.551      $ 9.833           0
                                 2009       $ 9.833      $14.494           0
PUTNAM VT INCOME FUND - CLASS IB
                                 2001       $10.000      $11.185         809
                                 2002       $11.185      $11.844       9,411
                                 2003       $11.844      $12.139       8,569
                                 2004       $12.139      $12.443       7,817
                                 2005       $12.443      $12.502       8,166
                                 2006       $12.502      $12.826       7,655
                                 2007       $12.826      $13.245       7,271
                                 2008       $13.245      $ 9.889       5,760
                                 2009       $ 9.889      $14.235       5,784
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 7.144       2,541
                                 2002       $ 7.144      $ 5.773      14,364
                                 2003       $ 5.773      $ 7.282      14,000
                                 2004       $ 7.282      $ 8.305      13,534
                                 2005       $ 8.305      $ 9.146      13,173
                                 2006       $ 9.146      $11.466      11,352
                                 2007       $11.466      $12.195      10,982
                                 2008       $12.195      $ 6.708      11,548
                                 2009       $ 6.708      $ 8.206      11,516
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 8.277           0
                                 2002       $ 8.277      $ 6.574           0
                                 2003       $ 6.574      $ 8.894           0
                                 2004       $ 8.894      $10.562           0
                                 2005       $10.562      $11.828           0
                                 2006       $11.828      $14.771           0
                                 2007       $14.771      $15.512           0
                                 2008       $15.512      $ 8.218           0
                                 2009       $ 8.218      $10.179           0
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.644         661
                                 2002       $ 4.644      $ 3.936       2,134
                                 2003       $ 3.936      $ 5.147       1,972
                                 2004       $ 5.147      $ 5.726       1,314
                                 2005       $ 5.726      $ 6.652           0
                                 2006       $ 6.652      $ 8.236           0
                                 2007       $ 8.236      $ 9.151           0
                                 2008       $ 9.151      $ 5.166           0
                                 2009       $ 5.166      $ 7.015           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2001       $10.000      $ 6.172       2,612
                                 2002       $ 6.172      $ 4.612      10,714
                                 2003       $ 4.612      $ 5.755      10,600
                                 2004       $ 5.755      $ 6.362      10,427
                                 2005       $ 6.362      $ 6.795       8,117
                                 2006       $ 6.795      $ 7.599      11,140
                                 2007       $ 7.599      $ 7.072      11,303
                                 2008       $ 7.072      $ 4.196      11,494
                                 2009       $ 4.196      $ 5.388      12,546
PUTNAM VT MID CAP VALUE FUND - CLASS IB
                                 2003       $10.000      $12.749           0
                                 2004       $12.749      $14.446           0
                                 2005       $14.446      $15.944           0
                                 2006       $15.944      $18.007           0
                                 2007       $18.007      $17.971           0
                                 2008       $17.971      $10.084           0
                                 2009       $10.084      $13.757           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2001       $10.000      $10.472           0
                                 2002       $10.472      $10.417      11,326
                                 2003       $10.417      $10.276       5,828
                                 2004       $10.276      $10.152           0
                                 2005       $10.152      $10.217           0
                                 2006       $10.217      $10.469           0
                                 2007       $10.469      $10.766           0
                                 2008       $10.766      $10.838           0
                                 2009       $10.838      $10.660           0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.907       4,200
                                 2002       $ 4.907      $ 3.346      15,119
                                 2003       $ 3.346      $ 4.350      15,166
                                 2004       $ 4.350      $ 4.710      12,212
                                 2005       $ 4.710      $ 5.085      10,637
                                 2006       $ 5.085      $ 5.419       9,007
                                 2007       $ 5.419      $ 5.623       8,980
                                 2008       $ 5.623      $ 3.380       8,932
                                 2009       $ 3.380      $ 4.384      10,015
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2001       $10.000      $12.162         312
                                 2002       $12.162      $10.074       4,006
                                 2003       $10.074      $13.099       3,970
                                 2004       $13.099      $14.841       3,941
                                 2005       $14.841      $15.426       3,926

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $15.426      $17.566       3,644
                                 2007       $17.566      $16.396       3,633
                                 2008       $16.396      $ 8.890       3,615
                                 2009       $ 8.890      $ 8.367           0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 3.266       1,478
                                 2002       $ 3.266      $ 2.173       6,113
                                 2003       $ 2.173      $ 2.894       6,077
                                 2004       $ 2.894      $ 3.083       5,694
                                 2005       $ 3.083      $ 3.264       5,667
                                 2006       $ 3.264      $ 3.601       1,884
                                 2007       $ 3.601      $ 3.982       1,879
                                 2008       $ 3.982      $ 2.124       1,871
                                 2009       $ 2.124      $ 2.060           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2001       $10.000      $ 7.637       8,988
                                 2002       $ 7.637      $ 5.831      17,581
                                 2003       $ 5.831      $ 7.172      17,461
                                 2004       $ 7.172      $ 7.572      12,182
                                 2005       $ 7.572      $ 7.805      12,052
                                 2006       $ 7.805      $ 8.528       9,663
                                 2007       $ 8.528      $ 8.416       9,664
                                 2008       $ 8.416      $ 5.076      10,013
                                 2009       $ 5.076      $ 6.636       9,898
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2001       $10.000      $13.393       1,722
                                 2002       $13.393      $10.743       2,842
                                 2003       $10.743      $15.780       2,873
                                 2004       $15.780      $19.548       1,246
                                 2005       $19.548      $20.537       1,240
                                 2006       $20.537      $23.644         358
                                 2007       $23.644      $20.253         357
                                 2008       $20.253      $12.053         355
                                 2009       $12.053      $15.561         354
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 8.550         552
                                 2002       $ 8.550      $ 6.371           0
                                 2003       $ 6.371      $ 7.805           0
                                 2004       $ 7.805      $ 9.316           0
                                 2005       $ 9.316      $ 9.928           0
                                 2006       $ 9.928      $12.379           0
                                 2007       $12.379      $14.572           0
                                 2008       $14.572      $ 9.941           0
                                 2009       $ 9.941      $10.475           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VISTA FUND - CLASS IB
                                 2001       $10.000       $5.525       3,046
                                 2002       $ 5.525       $3.763      13,645
                                 2003       $ 3.763       $4.919      13,530
                                 2004       $ 4.919       $5.726      12,181
                                 2005       $ 5.726       $6.303      12,080
                                 2006       $ 6.303       $6.524      11,363
                                 2007       $ 6.524       $6.647      11,322
                                 2008       $ 6.647       $3.552      11,247
                                 2009       $ 3.552       $4.838      12,292
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $6.263       2,798
                                 2002       $ 6.263       $4.516      10,785
                                 2003       $ 4.516       $5.537      10,310
                                 2004       $ 5.537       $5.708       7,697
                                 2005       $ 5.708       $5.922         900
                                 2006       $ 5.922       $6.128         897
                                 2007       $ 6.128       $6.346         895
                                 2008       $ 6.346       $3.922         891
                                 2009       $ 3.922       $6.309         886



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85%.

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)

                           MORTALITY & EXPENSE = 2.0



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                                 2001       $10.000      $11.163           0
                                 2002       $11.163      $11.991           0
                                 2003       $11.991      $11.934           0
                                 2004       $11.934      $12.006           0
                                 2005       $12.006      $11.926           0
                                 2006       $11.926      $12.064           0
                                 2007       $12.064      $12.811           0
                                 2008       $12.811      $12.592           0
                                 2009       $12.592      $14.932           0
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                                 2001       $10.000      $ 7.705       7,227
                                 2002       $ 7.705      $ 5.863       7,227
                                 2003       $ 5.863      $ 7.171       7,227
                                 2004       $ 7.171      $ 8.060       3,613
                                 2005       $ 8.060      $ 8.522       3,613
                                 2006       $ 8.522      $ 9.381           0
                                 2007       $ 9.381      $ 8.554           0
                                 2008       $ 8.554      $ 5.164           0
                                 2009       $ 5.164      $ 4.800           0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.000      $12.867           0
                                 2004       $12.867      $14.895           0
                                 2005       $14.895      $16.080           0
                                 2006       $16.080      $18.158           0
                                 2007       $18.158      $16.093           0
                                 2008       $16.093      $10.222           0
                                 2009       $10.222      $14.587           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 5.157           0
                                 2002       $ 5.157      $ 3.423           0
                                 2003       $ 3.423      $ 4.429           0
                                 2004       $ 4.429      $ 4.669           0
                                 2005       $ 4.669      $ 4.907           0
                                 2006       $ 4.907      $ 5.342           0
                                 2007       $ 5.342      $ 5.774           0
                                 2008       $ 5.774      $ 3.209           0
                                 2009       $ 3.209      $ 3.140           0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                                 2001       $10.000      $10.076         703
                                 2002       $10.076      $10.458         703
                                 2003       $10.458      $12.303         703
                                 2004       $12.303      $13.167         703
                                 2005       $13.167      $13.298           0
                                 2006       $13.298      $13.853           0
                                 2007       $13.853      $14.135           0
                                 2008       $14.135      $ 9.583           0
                                 2009       $ 9.583      $14.591           0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2003       $10.000      $11.988           0
                                 2004       $11.988      $13.137           0
                                 2005       $13.137      $13.583           0
                                 2006       $13.583      $15.821           0
                                 2007       $15.821      $15.997           0
                                 2008       $15.997      $10.795           0
                                 2009       $10.795      $13.483           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2001       $10.000      $10.727       1,273
                                 2002       $10.727      $ 9.593       4,898
                                 2003       $ 9.593      $11.003       4,898
                                 2004       $11.003      $11.668       4,744
                                 2005       $11.668      $11.893       4,585
                                 2006       $11.893      $13.045       4,437
                                 2007       $13.045      $12.904       4,274
                                 2008       $12.904      $ 7.496       3,417
                                 2009       $ 7.496      $ 9.229       3,300
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2001       $10.000      $ 8.868           0
                                 2002       $ 8.868      $ 7.470           0
                                 2003       $ 7.470      $ 8.924           0
                                 2004       $ 8.924      $ 9.542           0
                                 2005       $ 9.542      $10.004           0
                                 2006       $10.004      $11.065           0
                                 2007       $11.065      $11.161           0
                                 2008       $11.161      $ 7.293           0
                                 2009       $ 7.293      $ 9.664           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 5.146         310
                                 2002       $ 5.146      $ 3.914         310
                                 2003       $ 3.914      $ 4.957         310
                                 2004       $ 4.957      $ 5.522         310
                                 2005       $ 5.522      $ 5.887         310
                                 2006       $ 5.887      $ 7.109         310
                                 2007       $ 7.109      $ 7.595         310
                                 2008       $ 7.595      $ 4.068           0
                                 2009       $ 4.068      $ 5.181           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.960      10,987
                                 2002       $ 9.960      $ 7.907      15,117
                                 2003       $ 7.907      $ 9.871      14,154
                                 2004       $ 9.871      $10.748      13,980
                                 2005       $10.748      $11.085      13,124
                                 2006       $11.085      $12.592      12,956
                                 2007       $12.592      $11.594       5,914
                                 2008       $11.594      $ 6.965       3,866
                                 2009       $ 6.965      $ 8.860       3,733
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.906         794
                                 2002       $ 4.906      $ 3.390         791
                                 2003       $ 3.390      $ 4.088           0
                                 2004       $ 4.088      $ 4.076           0
                                 2005       $ 4.076      $ 4.159           0
                                 2006       $ 4.159      $ 4.425           0
                                 2007       $ 4.425      $ 4.570           0
                                 2008       $ 4.570      $ 2.791           0
                                 2009       $ 2.791      $ 3.853           0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2001       $10.000      $ 9.620         871
                                 2002       $ 9.620      $ 7.509         871
                                 2003       $ 7.509      $ 8.713         871
                                 2004       $ 8.713      $ 9.147         871
                                 2005       $ 9.147      $10.147         162
                                 2006       $10.147      $10.223         162
                                 2007       $10.223      $ 9.957         162
                                 2008       $ 9.957      $ 8.092           0
                                 2009       $ 8.092      $ 9.992           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2001       $10.000      $ 9.309      22,140
                                 2002       $ 9.309      $ 9.057           0
                                 2003       $ 9.057      $11.231           0
                                 2004       $11.231      $12.167           0
                                 2005       $12.167      $12.294           0
                                 2006       $12.294      $13.316           0
                                 2007       $13.316      $13.413           0
                                 2008       $13.413      $ 9.718           0
                                 2009       $ 9.718      $14.304           0
PUTNAM VT INCOME FUND - CLASS IB
                                 2001       $10.000      $11.174         647
                                 2002       $11.174      $11.814       3,889
                                 2003       $11.814      $12.090       3,889
                                 2004       $12.090      $12.374       3,749
                                 2005       $12.374      $12.413       3,607
                                 2006       $12.413      $12.715       3,473
                                 2007       $12.715      $13.111       3,325
                                 2008       $13.111      $ 9.774       3,087
                                 2009       $ 9.774      $14.048       2,980
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 7.137       1,062
                                 2002       $ 7.137      $ 5.758       1,058
                                 2003       $ 5.758      $ 7.253           0
                                 2004       $ 7.253      $ 8.259           0
                                 2005       $ 8.259      $ 9.081           0
                                 2006       $ 9.081      $11.367           0
                                 2007       $11.367      $12.071           0
                                 2008       $12.071      $ 6.630           0
                                 2009       $ 6.630      $ 8.098           0
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 8.273           0
                                 2002       $ 8.273      $ 6.557           0
                                 2003       $ 6.557      $ 8.858           0
                                 2004       $ 8.858      $10.502           0
                                 2005       $10.502      $11.744           0
                                 2006       $11.744      $14.644           0
                                 2007       $14.644      $15.355           0
                                 2008       $15.355      $ 8.122           0
                                 2009       $ 8.122      $10.044           0
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.806           0
                                 2002       $ 4.806      $ 3.926           0
                                 2003       $ 3.926      $ 5.126           0
                                 2004       $ 5.126      $ 5.694           0
                                 2005       $ 5.694      $ 6.605           0
                                 2006       $ 6.605      $ 8.165           0
                                 2007       $ 8.165      $ 9.058           0
                                 2008       $ 9.058      $ 5.106           0
                                 2009       $ 5.106      $ 6.923           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2001       $10.000      $ 6.166         934
                                 2002       $ 6.166      $ 4.600         930
                                 2003       $ 4.600      $ 5.731           0
                                 2004       $ 5.731      $ 6.327           0
                                 2005       $ 6.327      $ 6.747           0
                                 2006       $ 6.747      $ 7.534           0
                                 2007       $ 7.534      $ 7.001           0
                                 2008       $ 7.001      $ 4.147           0
                                 2009       $ 4.147      $ 5.317           0
PUTNAM VT MID CAP VALUE FUND - CLASS IB
                                 2003       $10.000      $12.736           0
                                 2004       $12.736      $14.409           0
                                 2005       $14.409      $15.879           0
                                 2006       $15.879      $17.907           0
                                 2007       $17.907      $17.843           0
                                 2008       $17.843      $ 9.997           0
                                 2009       $ 9.997      $13.618           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2001       $10.000      $10.478           0
                                 2002       $10.478      $10.390           0
                                 2003       $10.390      $10.234           0
                                 2004       $10.234      $10.095       3,745
                                 2005       $10.095      $10.144       3,745
                                 2006       $10.144      $10.379           0
                                 2007       $10.379      $10.657           0
                                 2008       $10.657      $10.712           0
                                 2009       $10.712      $10.519           0
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.902       1,348
                                 2002       $ 4.902      $ 3.338       1,348
                                 2003       $ 3.338      $ 4.332       1,348
                                 2004       $ 4.332      $ 4.683       1,348
                                 2005       $ 4.683      $ 5.049           0
                                 2006       $ 5.049      $ 5.372           0
                                 2007       $ 5.372      $ 5.566           0
                                 2008       $ 5.566      $ 3.341           0
                                 2009       $ 3.341      $ 4.326           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2001       $10.000      $12.374           0
                                 2002       $12.374      $10.049           0
                                 2003       $10.049      $13.046           0
                                 2004       $13.046      $14.758           0
                                 2005       $14.758      $15.316           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $15.316      $17.414           0
                                 2007       $17.414      $16.230           0
                                 2008       $16.230      $ 8.786           0
                                 2009       $ 8.786      $ 8.268           0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 3.263       1,215
                                 2002       $ 3.263      $ 2.167       1,210
                                 2003       $ 2.167      $ 2.882           0
                                 2004       $ 2.882      $ 3.066           0
                                 2005       $ 3.066      $ 3.241           0
                                 2006       $ 3.241      $ 3.570           0
                                 2007       $ 3.570      $ 3.942           0
                                 2008       $ 3.942      $ 2.099           0
                                 2009       $ 2.099      $ 2.036           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2001       $10.000      $ 7.629       5,566
                                 2002       $ 7.629      $ 5.816      11,170
                                 2003       $ 5.816      $ 7.143      11,170
                                 2004       $ 7.143      $ 7.530       9,069
                                 2005       $ 7.530      $ 7.749       7,954
                                 2006       $ 7.749      $ 8.454       5,862
                                 2007       $ 8.454      $ 8.330       5,613
                                 2008       $ 8.330      $ 5.017       5,211
                                 2009       $ 5.017      $ 6.548       5,031
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2001       $10.000      $13.379         300
                                 2002       $13.379      $10.716         299
                                 2003       $10.716      $15.716           0
                                 2004       $15.716      $19.439           0
                                 2005       $19.439      $20.391           0
                                 2006       $20.391      $23.440           0
                                 2007       $23.440      $20.047           0
                                 2008       $20.047      $11.913           0
                                 2009       $11.913      $15.356           0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.282           0
                                 2002       $ 9.282      $ 6.354           0
                                 2003       $ 6.354      $ 7.773           0
                                 2004       $ 7.773      $ 9.263           0
                                 2005       $ 9.263      $ 9.857           0
                                 2006       $ 9.857      $12.272           0
                                 2007       $12.272      $14.424           0
                                 2008       $14.424      $ 9.825           0
                                 2009       $ 9.825      $10.337           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VISTA FUND - CLASS IB
                                 2001       $10.000       $5.652          0
                                 2002       $ 5.652       $3.754          0
                                 2003       $ 3.754       $4.899          0
                                 2004       $ 4.899       $5.694          0
                                 2005       $ 5.694       $6.258          0
                                 2006       $ 6.258       $6.468          0
                                 2007       $ 6.468       $6.579          0
                                 2008       $ 6.579       $3.511          0
                                 2009       $ 3.511       $4.774          0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $6.257        869
                                 2002       $ 6.257       $4.505        866
                                 2003       $ 4.505       $5.514        252
                                 2004       $ 5.514       $5.676        252
                                 2005       $ 5.676       $5.880        252
                                 2006       $ 5.880       $6.075        252
                                 2007       $ 6.075       $6.282        252
                                 2008       $ 6.282       $3.876          0
                                 2009       $ 3.876       $6.226          0

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                      BENEFIT OPTION (AGE 65 OR YOUNGER)

                           MORTALITY & EXPENSE = 2.0



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                                 2001       $10.000      $11.222         290
                                 2002       $11.222      $11.972       4,222
                                 2003       $11.972      $11.915       3,555
                                 2004       $11.915      $11.988       2,919
                                 2005       $11.988      $11.908       4,222
                                 2006       $11.908      $12.046       4,140
                                 2007       $12.046      $12.791         241
                                 2008       $12.791      $12.573          50
                                 2009       $12.573      $14.909           0
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                                 2001       $10.000      $ 7.698       5,943
                                 2002       $ 7.698      $ 5.858      12,843
                                 2003       $ 5.858      $ 7.164      10,211
                                 2004       $ 7.164      $ 8.053       9,765
                                 2005       $ 8.053      $ 8.514          10
                                 2006       $ 8.514      $ 9.373      10,248
                                 2007       $ 9.373      $ 8.546       8,324
                                 2008       $ 8.546      $ 5.160       8,088
                                 2009       $ 5.160      $ 4.795           0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                                 2003       $10.000      $12.867           0
                                 2004       $12.867      $14.895           0
                                 2005       $14.895      $16.080           0
                                 2006       $16.080      $18.158           0
                                 2007       $18.158      $16.093         811
                                 2008       $16.093      $10.222         830
                                 2009       $10.222      $14.587         838

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 5.152           0
                                 2002       $ 5.152      $ 3.420         917
                                 2003       $ 3.420      $ 4.425       2,539
                                 2004       $ 4.425      $ 4.665       3,039
                                 2005       $ 4.665      $ 4.903       3,864
                                 2006       $ 4.903      $ 5.337       1,432
                                 2007       $ 5.337      $ 5.769           0
                                 2008       $ 5.769      $ 3.206           0
                                 2009       $ 3.206      $ 3.137           0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                                 2001       $10.000      $10.167           0
                                 2002       $10.167      $10.442       2,590
                                 2003       $10.442      $12.285       3,518
                                 2004       $12.285      $13.147       4,027
                                 2005       $13.147      $13.277       4,111
                                 2006       $13.277      $13.831       4,250
                                 2007       $13.831      $14.113         564
                                 2008       $14.113      $ 9.569         456
                                 2009       $ 9.569      $14.569         422
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2003       $10.000      $11.988         158
                                 2004       $11.988      $13.137         157
                                 2005       $13.137      $13.583         157
                                 2006       $13.583      $15.821         156
                                 2007       $15.821      $15.997         850
                                 2008       $15.997      $10.795         694
                                 2009       $10.795      $13.483       2,544
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2001       $10.000      $10.898           0
                                 2002       $10.898      $ 9.578         616
                                 2003       $ 9.578      $10.986       6,729
                                 2004       $10.986      $11.650       4,105
                                 2005       $11.650      $11.874       1,468
                                 2006       $11.874      $13.025       1,353
                                 2007       $13.025      $12.885       1,248
                                 2008       $12.885      $ 7.485       1,154
                                 2009       $ 7.485      $ 9.215       1,309
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                                 2001       $10.000      $ 8.855           0
                                 2002       $ 8.855      $ 7.459           0
                                 2003       $ 7.459      $ 8.910           0
                                 2004       $ 8.910      $ 9.528           0
                                 2005       $ 9.528      $ 9.989           0
                                 2006       $ 9.989      $11.048           0
                                 2007       $11.048      $11.144           0
                                 2008       $11.144      $ 7.282           0
                                 2009       $ 7.282      $ 9.649           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 5.138       1,849
                                 2002       $ 5.138      $ 3.908       3,034
                                 2003       $ 3.908      $ 4.949           0
                                 2004       $ 4.949      $ 5.514           0
                                 2005       $ 5.514      $ 5.878           0
                                 2006       $ 5.878      $ 7.098         777
                                 2007       $ 7.098      $ 7.583         775
                                 2008       $ 7.583      $ 4.061         772
                                 2009       $ 4.061      $ 5.173         768
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.944      12,271
                                 2002       $ 9.944      $ 7.895      26,218
                                 2003       $ 7.895      $ 9.856      28,749
                                 2004       $ 9.856      $10.732      25,739
                                 2005       $10.732      $11.068      26,546
                                 2006       $11.068      $12.573      24,569
                                 2007       $12.573      $11.576      15,761
                                 2008       $11.576      $ 6.954       7,579
                                 2009       $ 6.954      $ 8.847       7,771
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.899       8,845
                                 2002       $ 4.899      $ 3.385      25,801
                                 2003       $ 3.385      $ 4.082      25,515
                                 2004       $ 4.082      $ 4.070      33,528
                                 2005       $ 4.070      $ 4.153      39,014
                                 2006       $ 4.153      $ 4.418      40,759
                                 2007       $ 4.418      $ 4.563      22,224
                                 2008       $ 4.563      $ 2.787      11,254
                                 2009       $ 2.787      $ 3.847      10,575
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
                                 2001       $10.000      $ 9.605       2,342
                                 2002       $ 9.605      $ 7.498       4,044
                                 2003       $ 7.498      $ 8.699       4,081
                                 2004       $ 8.699      $ 9.133       1,996
                                 2005       $ 9.133      $10.132       3,481
                                 2006       $10.132      $10.207       3,631
                                 2007       $10.207      $ 9.942       3,283
                                 2008       $ 9.942      $ 8.079         271
                                 2009       $ 8.079      $ 9.977         286

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                                 2001       $10.000      $ 9.384           0
                                 2002       $ 9.384      $ 9.043       1,916
                                 2003       $ 9.043      $11.214       3,832
                                 2004       $11.214      $12.149       6,217
                                 2005       $12.149      $12.275       4,233
                                 2006       $12.275      $13.296       4,138
                                 2007       $13.296      $13.393         800
                                 2008       $13.393      $ 9.703           0
                                 2009       $ 9.703      $14.282           0
PUTNAM VT INCOME FUND - CLASS IB
                                 2001       $10.000      $11.157         705
                                 2002       $11.157      $11.796      13,756
                                 2003       $11.796      $12.071       8,432
                                 2004       $12.071      $12.355       8,305
                                 2005       $12.355      $13.934           9
                                 2006       $12.394      $12.696         742
                                 2007       $12.696      $13.090           0
                                 2008       $13.090      $ 9.759           0
                                 2009       $ 9.759      $14.026           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 7.126       1,901
                                 2002       $ 7.126      $ 5.749       9,700
                                 2003       $ 5.749      $ 7.242       6,669
                                 2004       $ 7.242      $ 8.246       7,237
                                 2005       $ 8.246      $ 9.067       8,102
                                 2006       $ 9.067      $11.350       6,410
                                 2007       $11.350      $12.052       5,786
                                 2008       $12.052      $ 6.620       2,933
                                 2009       $ 6.620      $ 8.085       1,599
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 7.747       6,950
                                 2002       $ 7.747      $ 6.547      15,337
                                 2003       $ 6.547      $ 8.845      13,201
                                 2004       $ 8.845      $10.486      11,651
                                 2005       $10.486      $11.726      11,721
                                 2006       $11.726      $14.621      10,856
                                 2007       $14.621      $15.331       7,702
                                 2008       $15.331      $ 8.110       7,401
                                 2009       $ 8.110      $10.029       6,331
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.632       2,118
                                 2002       $ 4.632      $ 3.920       2,110
                                 2003       $ 3.920      $ 5.118       3,285
                                 2004       $ 5.118      $ 5.685       3,247
                                 2005       $ 5.685      $ 6.595       3,214
                                 2006       $ 6.595      $ 8.152       9,565
                                 2007       $ 8.152      $ 9.044      10,023
                                 2008       $ 9.044      $ 5.098       9,135
                                 2009       $ 5.098      $ 6.912       7,358

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2001       $10.000      $ 6.156       3,764
                                 2002       $ 6.156      $ 4.593       9,731
                                 2003       $ 4.593      $ 5.723       8,817
                                 2004       $ 5.723      $ 6.317       8,680
                                 2005       $ 6.317      $ 6.736       8,471
                                 2006       $ 6.736      $ 7.522       5,622
                                 2007       $ 7.522      $ 6.990       3,970
                                 2008       $ 6.990      $ 4.141       3,874
                                 2009       $ 4.141      $ 5.309      14,257
PUTNAM VT MID CAP VALUE FUND - CLASS IB
                                 2003       $10.000      $12.736         149
                                 2004       $12.736      $14.409         149
                                 2005       $14.409      $15.879         148
                                 2006       $15.879      $17.907         148
                                 2007       $17.907      $17.843         686
                                 2008       $17.843      $ 9.997         537
                                 2009       $ 9.997      $13.618         536
PUTNAM VT MONEY MARKET FUND - CLASS IB
                                 2001       $10.000      $10.462       7,649
                                 2002       $10.462      $10.374      14,531
                                 2003       $10.374      $10.218       2,055
                                 2004       $10.218      $10.080         595
                                 2005       $10.080      $10.129         840
                                 2006       $10.129      $10.363          48
                                 2007       $10.363      $10.640           0
                                 2008       $10.640      $10.695       5,565
                                 2009       $10.695      $10.503       5,563
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
                                 2001       $10.000      $ 4.894      14,139
                                 2002       $ 4.894      $ 3.333      25,870
                                 2003       $ 3.333      $ 4.326      33,868
                                 2004       $ 4.326      $ 4.676      30,700
                                 2005       $ 4.676      $ 5.041      34,902
                                 2006       $ 5.041      $ 5.364      35,171
                                 2007       $ 5.364      $ 5.557      23,773
                                 2008       $ 5.557      $ 3.336      14,956
                                 2009       $ 3.336      $ 4.320      15,056
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2001       $10.000      $12.131       1,243
                                 2002       $12.131      $10.033      10,945
                                 2003       $10.033      $13.026       7,923
                                 2004       $13.026      $14.735       9,123
                                 2005       $14.735      $15.292      11,465

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $15.292      $17.387      11,329
                                 2007       $17.387      $16.205       5,876
                                 2008       $16.205      $ 8.772       2,268
                                 2009       $ 8.772      $ 8.255           0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                                 2001       $10.000      $ 3.380           0
                                 2002       $ 1.380      $ 2.164           0
                                 2003       $ 2.164      $ 2.878       8,308
                                 2004       $ 2.878      $ 3.061       8,308
                                 2005       $ 3.061      $ 3.236       8,308
                                 2006       $ 3.236      $ 3.564       8,308
                                 2007       $ 3.564      $ 3.936       6,813
                                 2008       $ 3.936      $ 2.096       6,889
                                 2009       $ 2.096      $ 2.033           0
PUTNAM VT RESEARCH FUND - CLASS IB
                                 2001       $10.000      $ 7.617       3,004
                                 2002       $ 7.617      $ 5.807       8,467
                                 2003       $ 5.807      $ 7.132       6,818
                                 2004       $ 7.132      $ 7.518       6,802
                                 2005       $ 7.518      $ 7.738       6,705
                                 2006       $ 7.738      $ 8.441       2,993
                                 2007       $ 8.441      $ 8.318       1,553
                                 2008       $ 8.318      $ 5.009       1,548
                                 2009       $ 5.009      $ 6.538       1,540
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2001       $10.000      $13.359       4,493
                                 2002       $13.359      $10.669       5,513
                                 2003       $10.669      $15.691       5,635
                                 2004       $15.691      $19.409       5,553
                                 2005       $19.409      $20.360       5,310
                                 2006       $20.360      $23.404       5,217
                                 2007       $23.404      $20.017       3,508
                                 2008       $20.017      $11.894       2,647
                                 2009       $11.894      $15.332       2,643
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.268           0
                                 2002       $ 9.268      $ 6.345       4,977
                                 2003       $ 6.345      $ 7.761       2,314
                                 2004       $ 7.761      $ 9.249       1,802
                                 2005       $ 9.249      $ 9.842       4,732
                                 2006       $ 9.842      $12.253       1,595
                                 2007       $12.253      $14.402         435
                                 2008       $14.402      $ 9.810       1,502
                                 2009       $ 9.810      $10.321         435

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VISTA FUND - CLASS IB
                                 2001       $10.000       $5.511       9,148
                                 2002       $ 5.511       $3.748      13,266
                                 2003       $ 3.748       $4.891      18,843
                                 2004       $ 4.891       $5.685      16,738
                                 2005       $ 5.685       $6.249      17,059
                                 2006       $ 6.249       $6.458      18,736
                                 2007       $ 6.458       $6.569      12,836
                                 2008       $ 6.569       $3.505       9,395
                                 2009       $ 3.505       $4.766      13,410
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $6.247      15,997
                                 2002       $ 6.247       $4.498      36,593
                                 2003       $ 4.498       $5.506      39,205
                                 2004       $ 5.506       $5.667      34,530
                                 2005       $ 5.667       $5.870      29,976
                                 2006       $ 5.870       $6.066      29,093
                                 2007       $ 6.066       $6.272      22,287
                                 2008       $ 6.272       $3.870      14,124
                                 2009       $ 3.870       $6.217      12,232



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2009 AND FOR THE PERIODS ENDED DECEMBER 31, 2009 AND 2008 AND
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for each of the periods presented, for each of the sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2009, the results of their operations, changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 26, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                                             AST         AST
                                      ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                     STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                        ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                     ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ----------  ----------   --------     -------     -------     ------
    Total assets.................... $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ==========  ==========   ========     =======     =======     ======
NET ASSETS
Accumulation units.................. $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
Contracts in payout (annuitization)
 period.............................         --          --         --          --          --         --
                                     ----------  ----------   --------     -------     -------     ------
    Total net assets................ $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ==========  ==========   ========     =======     =======     ======
FUND SHARE INFORMATION
Number of shares....................    741,593     237,698     13,071       6,936       1,064        745
                                     ==========  ==========   ========     =======     =======     ======
Cost of investments................. $7,133,951  $2,093,334   $124,912     $62,456     $22,108     $7,470
                                     ==========  ==========   ========     =======     =======     ======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.36  $     8.72   $   7.25     $  6.45     $  6.82     $ 6.94
                                     ==========  ==========   ========     =======     =======     ======
    Highest......................... $    12.23  $    12.43   $  12.78     $ 12.92     $ 12.22     $12.47
                                     ==========  ==========   ========     =======     =======     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                     AST
                                         AST         AST         AST         AST     AST CAPITAL     CLS
                                      BALANCED      BOND        BOND        BOND       GROWTH      GROWTH
                                        ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                     ALLOCATION     2018        2019        2020     ALLOCATION  ALLOCATION
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ----------  ----------   --------     ------    ----------   --------
    Total assets.................... $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ==========  ==========   ========     ======    ==========   ========
NET ASSETS
Accumulation units.................. $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
Contracts in payout (annuitization)
 period.............................         --          --         --         --            --         --
                                     ----------  ----------   --------     ------    ----------   --------
    Total net assets................ $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ==========  ==========   ========     ======    ==========   ========
FUND SHARE INFORMATION
Number of shares....................    868,417      99,049     32,334        261       607,740     19,280
                                     ==========  ==========   ========     ======    ==========   ========
Cost of investments................. $7,488,426  $1,072,385   $366,210     $2,429    $5,580,300   $134,816
                                     ==========  ==========   ========     ======    ==========   ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.68  $     9.62   $   9.52     $ 8.74    $     8.03   $   8.22
                                     ==========  ==========   ========     ======    ==========   ========
    Highest......................... $    12.05  $    11.28   $  11.14     $ 9.24    $    12.32   $  12.36
                                     ==========  ==========   ========     ======    ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES       SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- ------------
                                         AST                                                         AST
                                         CLS         AST         AST         AST         AST     FIRST TRUST
                                      MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST   CAPITAL
                                        ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED   APPRECIATION
                                     ALLOCATION    REALTY       VALUE      GROWTH      TARGET       TARGET
                                     ----------- ----------- ----------- ----------- ----------- ------------
ASSETS
Investments at fair value........... $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ----------    -------     -------     -------   ----------  -----------
    Total assets.................... $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ==========    =======     =======     =======   ==========  ===========
NET ASSETS
Accumulation units.................. $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
Contracts in payout (annuitization)
 period.............................         --         --          --          --           --           --
                                     ----------    -------     -------     -------   ----------  -----------
    Total net assets................ $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ==========    =======     =======     =======   ==========  ===========
FUND SHARE INFORMATION
Number of shares....................    184,336      6,930       2,137       1,581      308,344    1,239,809
                                     ==========    =======     =======     =======   ==========  ===========
Cost of investments................. $1,388,565    $55,437     $23,202     $13,882   $2,518,117  $10,684,144
                                     ==========    =======     =======     =======   ==========  ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.77    $  7.58     $  6.88     $  7.16   $     8.00  $      7.46
                                     ==========    =======     =======     =======   ==========  ===========
    Highest......................... $    11.95    $ 14.53     $ 12.77     $ 13.00   $    12.31  $     12.17
                                     ==========    =======     =======     =======   ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST         AST                     AST
                                         AST       GOLDMAN      GOLDMAN     GOLDMAN                 HORIZON
                                       GLOBAL       SACHS        SACHS       SACHS                  GROWTH
                                        REAL     CONCENTRATED   MID-CAP    SMALL-CAP      AST        ASSET
                                       ESTATE       GROWTH      GROWTH       VALUE    HIGH YIELD  ALLOCATION
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ------      -------      -------     ------      -------    --------
    Total assets....................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ======      =======      =======     ======      =======    ========
NET ASSETS
Accumulation units..................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
Contracts in payout (annuitization)
 period.............................       --           --           --         --           --          --
                                       ------      -------      -------     ------      -------    --------
    Total net assets................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ======      =======      =======     ======      =======    ========
FUND SHARE INFORMATION
Number of shares....................      219        1,827       12,523        317        5,102      15,635
                                       ======      =======      =======     ======      =======    ========
Cost of investments.................   $1,006      $40,954      $64,470     $2,787      $32,155    $113,610
                                       ======      =======      =======     ======      =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $ 8.01      $  8.78      $  9.14     $ 9.40      $  9.65    $   8.75
                                       ======      =======      =======     ======      =======    ========
    Highest.........................   $13.95      $ 12.85      $ 13.50     $12.77      $ 12.53    $  12.26
                                       ======      =======      =======     ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED      ADVANCED     ADVANCED     ADVANCED     ADVANCED
                                       SERIES       SERIES        SERIES       SERIES       SERIES       SERIES
                                        TRUST        TRUST         TRUST        TRUST        TRUST        TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------- ------------- ----------- ------------- -----------
                                         AST
                                       HORIZON                                   AST          AST
                                      MODERATE        AST           AST      INVESTMENT    JPMORGAN        AST
                                        ASSET    INTERNATIONAL INTERNATIONAL    GRADE    INTERNATIONAL  LARGE-CAP
                                     ALLOCATION     GROWTH         VALUE        BOND        EQUITY        VALUE
                                     ----------- ------------- ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      --------      -------      --------    ----------     -------      -------
    Total assets....................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      ========      =======      ========    ==========     =======      =======
NET ASSETS
Accumulation units..................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
Contracts in payout (annuitization)
 period.............................        --           --            --            --          --           --
                                      --------      -------      --------    ----------     -------      -------
    Total net assets................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      ========      =======      ========    ==========     =======      =======
FUND SHARE INFORMATION
Number of shares....................    51,784        7,422         5,861       440,609       2,789          631
                                      ========      =======      ========    ==========     =======      =======
Cost of investments.................  $418,785      $87,438      $110,185    $4,665,253     $62,779      $12,906
                                      ========      =======      ========    ==========     =======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $   9.10      $  6.89      $   7.23    $    10.83     $  7.79      $  6.31
                                      ========      =======      ========    ==========     =======      =======
    Highest.........................  $  11.87      $ 13.29      $  13.12    $    11.91     $ 13.60      $ 12.75
                                      ========      =======      ========    ==========     =======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST        TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ----------- ----------- ----------- ----------- -----------
                                         AST          AST
                                         LORD       MARSICO       AST         AST         AST         AST
                                     ABBETT BOND-   CAPITAL   MFS GLOBAL      MFS       MID-CAP      MONEY
                                      DEBENTURE     GROWTH      EQUITY      GROWTH       VALUE      MARKET
                                     ------------ ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       -------      -------     -------     -------     -------   ----------
    Total assets....................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
NET ASSETS
Accumulation units..................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
Contracts in payout (annuitization)
 period.............................        --           --          --          --          --           --
                                       -------      -------     -------     -------     -------   ----------
    Total net assets................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
FUND SHARE INFORMATION
Number of shares....................     5,947        4,713       4,692       1,839       3,315    1,249,571
                                       =======      =======     =======     =======     =======   ==========
Cost of investments.................   $60,840      $91,874     $52,817     $15,998     $30,175   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  9.98      $  7.48     $  8.56     $  8.01     $  7.92   $     9.81
                                       =======      =======     =======     =======     =======   ==========
    Highest.........................   $ 12.10      $ 12.73     $ 13.38     $ 12.16     $ 13.24   $    10.23
                                       =======      =======     =======     =======     =======   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES        SERIES       SERIES      SERIES
                                        TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- -------------- ----------- -----------
                                         AST         AST         AST          AST           AST         AST
                                      NEUBERGER   NEUBERGER   NEUBERGER     NIEMANN     PARAMETRIC     PIMCO
                                       BERMAN/     BERMAN      BERMAN    CAPITAL GROWTH  EMERGING     LIMITED
                                     LSV MID-CAP   MID-CAP    SMALL-CAP      ASSET        MARKETS    MATURITY
                                        VALUE      GROWTH      GROWTH      ALLOCATION     EQUITY       BOND
                                     ----------- ----------- ----------- -------------- ----------- -----------
ASSETS
Investments at fair value...........   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       -------     -------     ------       --------      -------    --------
    Total assets....................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       =======     =======     ======       ========      =======    ========
NET ASSETS
Accumulation units..................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
Contracts in payout (annuitization)
 period.............................        --          --         --             --           --          --
                                       -------     -------     ------       --------      -------    --------
    Total net assets................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       =======     =======     ======       ========      =======    ========
FUND SHARE INFORMATION
Number of shares....................     2,734       1,898        894         24,785        3,392      15,293
                                       =======     =======     ======       ========      =======    ========
Cost of investments.................   $40,007     $37,339     $7,214       $181,568      $22,068    $171,386
                                       =======     =======     ======       ========      =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  7.69     $  7.32     $ 7.48       $   8.81      $  9.00    $  10.43
                                       =======     =======     ======       ========      =======    ========
    Highest.........................   $ 13.73     $ 12.38     $12.08       $  11.98      $ 14.81    $  11.34
                                       =======     =======     ======       ========      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES        SERIES        SERIES      SERIES      SERIES
                                        TRUST        TRUST          TRUST         TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ------------ --------------- ----------- ----------- -----------
                                                                                   AST
                                         AST          AST                       SCHRODERS
                                        PIMCO     PRESERVATION       AST       MULTI-ASSET     AST         AST
                                     TOTAL RETURN    ASSET           QMA          WORLD     SMALL-CAP   SMALL-CAP
                                         BOND      ALLOCATION  US EQUITY ALPHA STRATEGIES    GROWTH       VALUE
                                     ------------ ------------ --------------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       --------    ----------      -------      --------     ------      -------
    Total assets....................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       ========    ==========      =======      ========     ======      =======
NET ASSETS
Accumulation units..................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
Contracts in payout (annuitization)
 period.............................         --            --           --            --         --           --
                                       --------    ----------      -------      --------     ------      -------
    Total net assets................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       ========    ==========      =======      ========     ======      =======
FUND SHARE INFORMATION
Number of shares....................     35,239       816,776        2,959        65,636        164        2,575
                                       ========    ==========      =======      ========     ======      =======
Cost of investments.................   $411,426    $7,744,177      $33,393      $650,288     $1,943      $26,904
                                       ========    ==========      =======      ========     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  10.73    $     9.43      $  6.88      $   8.76     $ 8.12      $  7.98
                                       ========    ==========      =======      ========     ======      =======
    Highest.........................   $  11.87    $    11.62      $ 12.82      $  12.40     $13.15      $ 12.96
                                       ========    ==========      =======      ========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                        SERIES        SERIES        SERIES        SERIES       SERIES       SERIES
                                         TRUST         TRUST         TRUST         TRUST        TRUST       TRUST
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ----------- ------------
                                                                                                           FRANKLIN
                                          AST           AST           AST           AST                   TEMPLETON
                                     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE     AST     VIP FOUNDING
                                         ASSET        GLOBAL       LARGE-CAP      NATURAL    UBS DYNAMIC    FUNDS
                                      ALLOCATION       BOND         GROWTH       RESOURCES      ALPHA     ALLOCATION
                                     ------------- ------------- ------------- ------------- ----------- ------------
ASSETS
Investments at fair value...........  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ----------     --------       -------      --------    ----------   ----------
    Total assets....................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ==========     ========       =======      ========    ==========   ==========
NET ASSETS
Accumulation units..................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
Contracts in payout (annuitization)
 period.............................          --           --            --            --            --           --
                                      ----------     --------       -------      --------    ----------   ----------
    Total net assets................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ==========     ========       =======      ========    ==========   ==========
FUND SHARE INFORMATION
Number of shares....................     336,027       10,406         3,610         6,933       280,130      434,071
                                      ==========     ========       =======      ========    ==========   ==========
Cost of investments.................  $4,826,616     $117,067       $36,955      $179,595    $3,121,154   $2,608,945
                                      ==========     ========       =======      ========    ==========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     8.87     $  10.12       $  8.68      $   6.86    $     9.21   $     8.36
                                      ==========     ========       =======      ========    ==========   ==========
    Highest.........................  $    12.16     $  11.41       $ 13.17      $  13.77    $    11.68   $    12.84
                                      ==========     ========       =======      ========    ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED    ADVANCED    ADVANCED    AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                                        SERIES      SERIES      SERIES      INSURANCE     INSURANCE    INSURANCE
                                        TRUST        TRUST       TRUST        FUNDS         FUNDS        FUNDS
                                     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ----------- ----------- -------------- ------------ ------------
                                       PROFUND      PROFUND     PROFUND                                AIM V. I.
                                     VP LARGE-CAP VP MID-CAP      VP        AIM V. I.     AIM V. I.     CAPITAL
                                        VALUE        VALUE     UTILITIES  BASIC BALANCED BASIC VALUE  APPRECIATION
                                     ------------ ----------- ----------- -------------- ------------ ------------
ASSETS
Investments at fair value...........   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       --------     ------      -------    -----------   -----------  -----------
    Total assets....................   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       ========     ======      =======    ===========   ===========  ===========
NET ASSETS
Accumulation units..................   $207,853     $3,655      $28,702    $20,137,644   $ 9,828,616  $76,971,971
Contracts in payout (annuitization)
 period.............................         --         --           --         25,254        48,775      336,893
                                       --------     ------      -------    -----------   -----------  -----------
    Total net assets................   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       ========     ======      =======    ===========   ===========  ===========
FUND SHARE
 INFORMATION
Number of shares....................      9,561        169        1,046      2,320,241     1,651,738    3,802,699
                                       ========     ======      =======    ===========   ===========  ===========
Cost of investments.................   $205,173     $2,293      $26,336    $24,372,439   $13,570,857  $94,557,579
                                       ========     ======      =======    ===========   ===========  ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   7.25     $ 8.19      $  7.73    $      7.16   $      8.69  $      4.65
                                       ========     ======      =======    ===========   ===========  ===========
    Highest.........................   $  12.67     $12.74      $ 12.22    $     10.32   $     10.29  $     11.90
                                       ========     ======      =======    ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE
                                      INSURANCE    INSURANCE    INSURANCE    INSURANCE    INSURANCE     INSURANCE
                                        FUNDS        FUNDS        FUNDS        FUNDS        FUNDS         FUNDS
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ -------------
                                      AIM V. I.                 AIM V. I.    AIM V. I.                  AIM V. I.
                                       CAPITAL     AIM V. I.   DIVERSIFIED   GOVERNMENT   AIM V. I.   INTERNATIONAL
                                     DEVELOPMENT  CORE EQUITY     INCOME     SECURITIES   HIGH YIELD     GROWTH
                                     ------------ ------------ ------------ ------------ ------------ -------------
ASSETS
Investments at fair value........... $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     -----------  ------------ -----------  -----------   ----------   -----------
    Total assets.................... $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     ===========  ============ ===========  ===========   ==========   ===========
NET ASSETS
Accumulation units.................. $ 9,952,446  $111,749,204 $11,062,216  $16,770,449   $7,282,569   $29,804,867
Contracts in payout (annuitization)
 period.............................      16,141       851,042     133,316      199,257       12,701       384,558
                                     -----------  ------------ -----------  -----------   ----------   -----------
    Total net assets................ $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     ===========  ============ ===========  ===========   ==========   ===========
FUND SHARE INFORMATION
Number of shares....................     882,957     4,518,469   1,904,002    1,420,059    1,397,561     1,160,685
                                     ===========  ============ ===========  ===========   ==========   ===========
Cost of investments................. $11,002,084  $109,957,438 $15,240,580  $17,252,702   $8,103,575   $24,083,832
                                     ===========  ============ ===========  ===========   ==========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     10.40  $       7.31 $      9.94  $     13.67   $    11.37   $     10.35
                                     ===========  ============ ===========  ===========   ==========   ===========
    Highest......................... $     14.95  $      18.76 $     12.61  $     16.20   $    16.36   $     20.14
                                     ===========  ============ ===========  ===========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                      AIM VARIABLE
                                     AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  INSURANCE
                                      INSURANCE    INSURANCE    INSURANCE    INSURANCE    INSURANCE      FUNDS
                                        FUNDS        FUNDS        FUNDS        FUNDS        FUNDS      SERIES II
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ ------------
                                      AIM V. I.    AIM V. I.                                           AIM V. I.
                                      LARGE CAP     MID CAP     AIM V. I.    AIM V. I.    AIM V. I.      BASIC
                                        GROWTH    CORE EQUITY  MONEY MARKET  TECHNOLOGY   UTILITIES   BALANCED II
                                     ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments at fair value...........  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ----------  -----------  -----------   ----------   ----------   ----------
    Total assets....................  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ==========  ===========  ===========   ==========   ==========   ==========
NET ASSETS
Accumulation units..................  $8,958,474  $14,722,297  $17,264,037   $3,210,254   $7,029,365   $  959,716
Contracts in payout (annuitization)
 period.............................      28,788        7,333       38,757       28,692       87,477           --
                                      ----------  -----------  -----------   ----------   ----------   ----------
    Total net assets................  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ==========  ===========  ===========   ==========   ==========   ==========
FUND SHARE INFORMATION
Number of shares....................     731,862    1,348,867   17,302,794      245,561      490,478      110,822
                                      ==========  ===========  ===========   ==========   ==========   ==========
Cost of investments.................  $9,013,389  $15,294,244  $17,302,794   $2,806,986   $7,717,601   $1,028,779
                                      ==========  ===========  ===========   ==========   ==========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     9.46  $     11.78  $     10.66   $    10.80   $    15.42   $     8.37
                                      ==========  ===========  ===========   ==========   ==========   ==========
    Highest.........................  $     9.66  $     16.37  $     12.74   $    11.17   $    15.95   $     9.14
                                      ==========  ===========  ===========   ==========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            AIM VARIABLE   AIM VARIABLE    AIM VARIABLE   AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                             INSURANCE       INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE
                               FUNDS           FUNDS          FUNDS          FUNDS         FUNDS         FUNDS
                             SERIES II       SERIES II      SERIES II      SERIES II     SERIES II     SERIES II
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------- --------------- -------------- -------------- ------------ -------------
                                             AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                             AIM V. I.        CAPITAL        CAPITAL       AIM V. I.    DIVERSIFIED   GOVERNMENT
                           BASIC VALUE II APPRECIATION II DEVELOPMENT II CORE EQUITY II  INCOME II   SECURITIES II
                           -------------- --------------- -------------- -------------- ------------ -------------
ASSETS
Investments at fair value.  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            -----------     ----------       --------      ----------     --------    ----------
    Total assets..........  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            ===========     ==========       ========      ==========     ========    ==========
NET ASSETS
Accumulation units........  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
Contracts in payout
 (annuitization) period...           --             --             --              --           --            --
                            -----------     ----------       --------      ----------     --------    ----------
    Total net assets......  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            ===========     ==========       ========      ==========     ========    ==========
FUND SHARE
 INFORMATION
Number of shares..........    1,758,955        205,076         37,286         113,683       48,141        90,384
                            ===========     ==========       ========      ==========     ========    ==========
Cost of investments.......  $14,105,561     $4,317,099       $507,534      $2,764,755     $382,014    $1,108,251
                            ===========     ==========       ========      ==========     ========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      8.11     $     7.62       $  10.60      $     9.52     $   9.68    $    11.54
                            ===========     ==========       ========      ==========     ========    ==========
    Highest...............  $     11.36     $    10.75       $  11.59      $    12.05     $  10.57    $    12.61
                            ===========     ==========       ========      ==========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                                       INSURANCE     INSURANCE    INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                         FUNDS         FUNDS        FUNDS         FUNDS         FUNDS         FUNDS
                                       SERIES II     SERIES II    SERIES II     SERIES II     SERIES II     SERIES II
                                      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------ -------------- ------------ -------------
                                                     AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                       AIM V. I.   INTERNATIONAL  LARGE CAP      MID CAP        MONEY       AIM V. I.
                                     HIGH YIELD II   GROWTH II    GROWTH II   CORE EQUITY II  MARKET II   TECHNOLOGY II
                                     ------------- ------------- ------------ -------------- ------------ -------------
ASSETS
Investments at fair value...........   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       --------      --------      --------     ----------    ----------     -------
    Total assets....................   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       ========      ========      ========     ==========    ==========     =======
NET ASSETS
Accumulation units..................   $460,852      $795,988      $609,972     $4,083,882    $1,626,221     $45,010
Contracts in payout (annuitization)
 period.............................         --            --            --         12,389            --          --
                                       --------      --------      --------     ----------    ----------     -------
    Total net assets................   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       ========      ========      ========     ==========    ==========     =======
FUND SHARE INFORMATION
Number of shares....................     88,455        31,057        50,039        378,234     1,626,221       3,468
                                       ========      ========      ========     ==========    ==========     =======
Cost of investments.................   $476,616      $649,696      $603,737     $4,438,817    $1,626,221     $40,297
                                       ========      ========      ========     ==========    ==========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  14.25      $  15.24      $   9.15     $    11.34    $     9.47     $ 10.21
                                       ========      ========      ========     ==========    ==========     =======
    Highest.........................   $  15.56      $  16.66      $   9.52     $    13.91    $    10.35     $ 10.87
                                       ========      ========      ========     ==========    ==========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                    ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                     AIM VARIABLE   BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                      INSURANCE     VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                        FUNDS        PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                      SERIES II    SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------- ------------- ------------- ------------- -------------
                                                                  ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                                    ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                      AIM V. I.   BERNSTEIN VPS   GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID
                                     UTILITIES II    GROWTH        INCOME         VALUE        GROWTH       CAP VALUE
                                     ------------ ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       --------    -----------  ------------   -----------   -----------   -----------
    Total assets....................   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       ========    ===========  ============   ===========   ===========   ===========
NET ASSETS
Accumulation units..................   $452,013    $28,351,501  $ 76,290,061   $22,852,131   $22,723,395   $25,088,543
Contracts in payout (annuitization)
 period.............................         --         28,865       150,347         4,812            --            --
                                       --------    -----------  ------------   -----------   -----------   -----------
    Total net assets................   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       ========    ===========  ============   ===========   ===========   ===========
FUND SHARE INFORMATION
Number of shares....................     31,325      1,659,671     5,068,993     1,572,004       919,231     1,877,885
                                       ========    ===========  ============   ===========   ===========   ===========
Cost of investments.................   $523,360    $28,878,380  $106,357,124   $29,356,150   $21,910,393   $28,508,857
                                       ========    ===========  ============   ===========   ===========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  14.61    $      5.41  $       8.33   $      9.51   $      5.48   $     15.59
                                       ========    ===========  ============   ===========   ===========   ===========
    Highest.........................   $  15.56    $     12.53  $      11.60   $     10.12   $     12.34   $     17.03
                                       ========    ===========  ============   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ALLIANCE                      DREYFUS
                                       BERNSTEIN      AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                       VARIABLE        CENTURY     RESPONSIBLE                 VARIABLE     VARIABLE
                                        PRODUCT       VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                                      SERIES FUND  PORTFOLIOS, INC FUND, INC.   INDEX FUND       FUND         FUND
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- --------------- ----------- ------------- ------------ ------------
                                                                     DREYFUS
                                       ALLIANCE       AMERICAN      SOCIALLY
                                     BERNSTEIN VPS     CENTURY     RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                                         VALUE       VP BALANCED   GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                                     ------------- --------------- ----------- ------------- ------------ ------------
ASSETS
Investments at fair value...........  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ----------       -------       -------     --------      --------    ----------
    Total assets....................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
NET ASSETS
Accumulation units..................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
Contracts in payout (annuitization)
 period.............................          --            --            --           --            --            --
                                      ----------       -------       -------     --------      --------    ----------
    Total net assets................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
FUND SHARE INFORMATION
Number of shares....................     253,693         3,449           934       20,034         7,228     1,064,241
                                      ==========       =======       =======     ========      ========    ==========
Cost of investments.................  $3,038,332       $23,483       $27,025     $567,827      $151,488    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     7.95       $ 14.06       $  5.71     $   7.45      $   7.61    $    10.09
                                      ==========       =======       =======     ========      ========    ==========
    Highest.........................  $     8.46       $ 14.24       $ 10.83     $  11.84      $  10.80    $    12.54
                                      ==========       =======       =======     ========      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         DWS         DWS           DWS          DWS          DWS          DWS
                                      VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                      SERIES I     SERIES I     SERIES I     SERIES I     SERIES I     SERIES II
                                     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------- ----------- ------------- -----------
                                                                   DWS          DWS
                                                     DWS         GLOBAL     GROWTH AND       DWS          DWS
                                         DWS       CAPITAL    OPPORTUNITIES   INCOME    INTERNATIONAL  BALANCED
                                     BOND VIP A  GROWTH VIP A     VIP A        VIP A        VIP A      VIP A II
                                     ----------- ------------ ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      --------    ----------   ----------    --------     --------    ----------
    Total assets....................  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      ========    ==========   ==========    ========     ========    ==========
NET ASSETS
Accumulation units..................  $500,832    $1,226,229   $1,099,076    $470,126     $517,038    $1,554,433
Contracts in payout (annuitization)
 period.............................    23,472        41,737          807       2,064        7,051        46,187
                                      --------    ----------   ----------    --------     --------    ----------
    Total net assets................  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      ========    ==========   ==========    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares....................    94,640        74,895       97,163      70,371       63,449        78,003
                                      ========    ==========   ==========    ========     ========    ==========
Cost of investments.................  $625,879    $1,225,551   $1,244,784    $614,961     $679,044    $1,667,796
                                      ========    ==========   ==========    ========     ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  12.95    $    10.58   $    20.29    $   9.19     $  11.19    $    10.67
                                      ========    ==========   ==========    ========     ========    ==========
    Highest.........................  $  13.09    $    10.70   $    20.52    $   9.30     $  11.32    $    10.73
                                      ========    ==========   ==========    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                              FIDELITY      FIDELITY      FIDELITY
                                         DWS         DWS       FEDERATED      VARIABLE      VARIABLE      VARIABLE
                                      VARIABLE    VARIABLE     INSURANCE     INSURANCE      INSURANCE     INSURANCE
                                      SERIES II   SERIES II     SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                     ----------- ----------- ------------- -------------- ------------- -------------
                                         DWS         DWS
                                        MONEY     SMALL CAP    FEDERATED
                                       MARKET      GROWTH        PRIME                         VIP
                                      VIP A II    VIP A II   MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH
                                     ----------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments at fair value...........  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      --------    --------    -----------    ----------    ----------    ----------
    Total assets....................  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      ========    ========    ===========    ==========    ==========    ==========
NET ASSETS
Accumulation units..................  $596,046    $346,822    $15,551,792    $7,127,841    $1,213,988    $3,482,973
Contracts in payout (annuitization)
 period.............................        --          --        442,790        25,385        10,851         3,320
                                      --------    --------    -----------    ----------    ----------    ----------
    Total net assets................  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      ========    ========    ===========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares....................   596,046      32,413     15,994,582       346,907        72,864       116,055
                                      ========    ========    ===========    ==========    ==========    ==========
Cost of investments.................  $596,046    $408,601    $15,994,582    $8,378,722    $1,532,956    $4,342,133
                                      ========    ========    ===========    ==========    ==========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  10.62    $   8.91    $     10.11    $    11.26    $     9.94    $     5.55
                                      ========    ========    ===========    ==========    ==========    ==========
    Highest.........................  $  10.66    $   8.96    $     13.23    $    20.09    $    12.40    $    11.93
                                      ========    ========    ===========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                       FIDELITY          FIDELITY
                             FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE
                             INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND
                           PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ----------------- -----------------
                                                                                       VIP ASSET
                                                            VIP                         MANAGER             VIP
                             VIP HIGH                   INVESTMENT        VIP           GROWTH          CONTRAFUND
                              INCOME     VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ------------- ------------- ------------- ------------- ----------------- -----------------
ASSETS
Investments at fair value.  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ----------    ----------    ----------    ----------        -------        ------------
    Total assets..........  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ==========    ==========    ==========    ==========        =======        ============
NET ASSETS
Accumulation units........  $1,314,249    $5,249,583    $2,375,645    $1,486,137        $88,045        $ 77,262,076
Contracts in payout
 (annuitization) period...          --         3,663            --            --             --             285,031
                            ----------    ----------    ----------    ----------        -------        ------------
    Total net assets......  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ==========    ==========    ==========    ==========        =======        ============
FUND SHARE
 INFORMATION
Number of shares..........     248,440        43,916       190,356        98,747          7,038           3,821,937
                            ==========    ==========    ==========    ==========        =======        ============
Cost of investments.......  $1,508,376    $5,511,260    $2,393,286    $1,769,379        $74,828        $104,515,372
                            ==========    ==========    ==========    ==========        =======        ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $    10.76    $     7.54    $    15.53    $     8.68        $  9.91        $       8.55
                            ==========    ==========    ==========    ==========        =======        ============
    Highest...............  $    12.45    $     8.85    $    16.19    $    11.16        $ 11.45        $      15.93
                            ==========    ==========    ==========    ==========        =======        ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                   VIP FREEDOM
                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                          EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ----------        -----------       ----------        ----------        ----------
    Total assets.......    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ==========        ===========       ==========        ==========        ==========
NET ASSETS
Accumulation units.....    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
Contracts in payout
 (annuitization)
 period................            --                 --               --                --                --
                           ----------        -----------       ----------        ----------        ----------
    Total net assets...    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ==========        ===========       ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.......        61,426            996,482          777,012           318,582           370,358
                           ==========        ===========       ==========        ==========        ==========
Cost of investments....    $1,319,150        $10,325,043       $7,960,540        $3,309,205        $3,723,021
                           ==========        ===========       ==========        ==========        ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $     9.18        $      9.62       $     9.11        $     8.65        $    10.26
                           ==========        ===========       ==========        ==========        ==========
    Highest............    $    11.79        $     10.14       $     9.60        $     9.12        $    10.82
                           ==========        ===========       ==========        ==========        ==========

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------
                               VIP
                            GROWTH &
                             INCOME
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $10,243,454
                           -----------
    Total assets.......    $10,243,454
                           ===========
NET ASSETS
Accumulation units.....    $10,243,454
Contracts in payout
 (annuitization)
 period................             --
                           -----------
    Total net assets...    $10,243,454
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        939,766
                           ===========
Cost of investments....    $12,609,910
                           ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $      9.24
                           ===========
    Highest............    $      9.83
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP               VIP                           VIP INVESTMENT
                           VIP GROWTH       GROWTH STOCK       HIGH INCOME      VIP INDEX 500      GRADE BOND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            --------         ----------        ----------        ----------          ------
    Total assets.......     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            ========         ==========        ==========        ==========          ======
NET ASSETS
Accumulation units.....     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
Contracts in payout
 (annuitization)
 period................           --                 --                --                --              --
                            --------         ----------        ----------        ----------          ------
    Total net assets...     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            ========         ==========        ==========        ==========          ======
FUND SHARE
 INFORMATION
Number of shares.......        8,410            143,202         1,570,721            63,547             104
                            ========         ==========        ==========        ==========          ======
Cost of investments....     $261,919         $1,646,419        $8,882,612        $8,492,355          $1,329
                            ========         ==========        ==========        ==========          ======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............     $   6.82         $     8.69        $    11.45        $     8.26          $13.06
                            ========         ==========        ==========        ==========          ======
    Highest............     $  10.03         $     9.16        $    16.27        $    11.57          $13.06
                            ========         ==========        ==========        ==========          ======

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                           VIP MIDCAP
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $20,437,535
                           -----------
    Total assets.......    $20,437,535
                           ===========
NET ASSETS
Accumulation units.....    $20,195,384
Contracts in payout
 (annuitization)
 period................        242,151
                           -----------
    Total net assets...    $20,437,535
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        814,244
                           ===========
Cost of investments....    $24,796,166
                           ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............    $      8.79
                           ===========
    Highest............    $     12.61
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               FIDELITY          FIDELITY         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                               VARIABLE          VARIABLE        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               INSURANCE         INSURANCE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE      INSURANCE      INSURANCE
                           (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                  FRANKLIN       FRANKLIN
                               VIP MONEY                          FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN
                                MARKET         VIP OVERSEAS        GROWTH         INCOME      HIGH INCOME       INCOME
                           (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                           ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              -----------        --------        ----------    -----------    -----------    ------------
    Total assets..........    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              ===========        ========        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units........    $24,306,394        $ 98,201        $4,282,348    $45,415,850    $11,341,760    $206,986,845
Contracts in payout
 (annuitization) period...         23,560              --                --        132,435          1,634         959,547
                              -----------        --------        ----------    -----------    -----------    ------------
    Total net assets......    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              ===========        ========        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........     24,329,954           6,582           391,798      4,409,321      1,850,472      14,727,082
                              ===========        ========        ==========    ===========    ===========    ============
Cost of investments.......    $24,329,954        $128,832        $4,116,847    $60,058,309    $11,256,274    $229,339,932
                              ===========        ========        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................    $      9.99        $  10.31        $    10.32    $     11.89    $     11.82    $      11.57
                              ===========        ========        ==========    ===========    ===========    ============
    Highest...............    $     10.67        $  15.36        $    10.98    $     13.17    $     12.76    $      12.56
                              ===========        ========        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                              FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                             TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                           PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                            FRANKLIN
                              FRANKLIN       FRANKLIN        SMALL                         MUTUAL
                             LARGE CAP      SMALL CAP       MID CAP                        GLOBAL
                               GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES
                             SECURITIES     SECURITIES     SECURITIES     GOVERNMENT     SECURITIES     SECURITIES
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            -----------    -----------     ----------    -----------    -----------    ------------
    Total assets..........  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            ===========    ===========     ==========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $50,951,787    $39,796,694     $2,307,838    $41,776,717    $24,622,992    $117,173,336
Contracts in payout
 (annuitization) period...       61,125        230,164             --         71,503        202,089         381,584
                            -----------    -----------     ----------    -----------    -----------    ------------
    Total net assets......  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            ===========    ===========     ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    3,798,430      3,134,445        136,801      3,251,610      1,319,781       8,062,752
                            ===========    ===========     ==========    ===========    ===========    ============
Cost of investments.......  $57,815,482    $45,820,757     $2,085,813    $41,193,535    $27,111,546    $137,520,058
                            ===========    ===========     ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      9.26    $     10.28     $     6.79    $     11.18    $      9.94    $      10.24
                            ===========    ===========     ==========    ===========    ===========    ============
    Highest...............  $      9.98    $     18.02     $    18.29    $     12.13    $     13.15    $      18.17
                            ===========    ===========     ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                              FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                             TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE     GOLDMAN SACHS   GOLDMAN SACHS
                             INSURANCE      INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE
                           PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- --------------- ---------------
                             TEMPLETON
                             DEVELOPING     TEMPLETON      TEMPLETON      TEMPLETON                          VIT
                              MARKETS        FOREIGN      GLOBAL BOND       GROWTH           VIT         GROWTH AND
                             SECURITIES     SECURITIES     SECURITIES     SECURITIES   CAPITAL GROWTH      INCOME
                           -------------- -------------- -------------- -------------- --------------- ---------------
ASSETS
Investments at fair value.  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            -----------    ------------    ----------     ----------       -------       ----------
    Total assets..........  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            ===========    ============    ==========     ==========       =======       ==========
NET ASSETS
Accumulation units........  $29,687,429    $134,842,373    $2,759,035     $1,542,031       $30,571       $5,856,098
Contracts in payout
 (annuitization) period...      171,656         139,559        95,550             --            --               --
                            -----------    ------------    ----------     ----------       -------       ----------
    Total net assets......  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            ===========    ============    ==========     ==========       =======       ==========
FUND SHARE
 INFORMATION
Number of shares..........    3,053,076      10,035,831       164,719        148,272         2,807          631,045
                            ===========    ============    ==========     ==========       =======       ==========
Cost of investments.......  $31,198,118    $151,133,562    $2,526,863     $1,866,483       $32,220       $7,208,006
                            ===========    ============    ==========     ==========       =======       ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     21.16    $      11.20    $    19.01     $    10.69       $  6.99       $     9.07
                            ===========    ============    ==========     ==========       =======       ==========
    Highest...............  $     33.61    $      18.94    $    27.33     $    15.51       $ 10.62       $    10.58
                            ===========    ============    ==========     ==========       =======       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            GOLDMAN SACHS   GOLDMAN SACHS   GOLDMAN SACHS   GOLDMAN SACHS                  LAZARD
                              VARIABLE        VARIABLE        VARIABLE        VARIABLE        JANUS      RETIREMENT
                           INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST ASPEN SERIES SERIES, INC.
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------- --------------- --------------- --------------- ------------ ------------
                                                 VIT             VIT             VIT
                                              STRATEGIC      STRUCTURED      STRUCTURED                   EMERGING
                                 VIT        INTERNATIONAL     SMALL CAP     U. S. EQUITY      FORTY       MARKETS
                            MID CAP VALUE      EQUITY          EQUITY           FUND        PORTFOLIO      EQUITY
                           --------------- --------------- --------------- --------------- ------------ ------------
ASSETS
Investments at fair value.   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ----------        ------        -----------     -----------     -------       ------
    Total assets..........   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ==========        ======        ===========     ===========     =======       ======
NET ASSETS
Accumulation units........   $5,207,629        $2,669        $11,295,642     $ 8,417,666     $16,528       $  927
Contracts in payout
 (annuitization) period...           --            --              4,885          15,961          --           --
                             ----------        ------        -----------     -----------     -------       ------
    Total net assets......   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ==========        ======        ===========     ===========     =======       ======
FUND SHARE
 INFORMATION
Number of shares..........      458,822           329          1,281,239         887,750         492           48
                             ==========        ======        ===========     ===========     =======       ======
Cost of investments.......   $7,024,500        $2,542        $16,679,706     $10,795,271     $10,648       $  640
                             ==========        ======        ===========     ===========     =======       ======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    10.22        $ 7.97        $      8.01     $      7.01     $ 14.58       $44.78
                             ==========        ======        ===========     ===========     =======       ======
    Highest...............   $    22.54        $11.22        $     14.18     $     10.02     $ 14.58       $44.78
                             ==========        ======        ===========     ===========     =======       ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            LEGG MASON        LEGG MASON
                         PARTNERS VARIABLE PARTNERS VARIABLE LORD ABBETT  LORD ABBETT   LORD ABBETT  LORD ABBETT
                           INCOME TRUST    PORTFOLIOS I, INC SERIES FUND  SERIES FUND   SERIES FUND  SERIES FUND
                            SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                         ----------------- ----------------- ----------- -------------- ----------- -------------
                            LEGG MASON
                            CLEARBRIDGE       LEGG MASON
                             VARIABLE         CLEARBRIDGE
                            FUNDAMENTAL        VARIABLE
                               VALUE           INVESTORS                                GROWTH AND     GROWTH
                            PORTFOLIO I       PORTFOLIO I     ALL VALUE  BOND-DEBENTURE   INCOME    OPPORTUNITIES
                         ----------------- ----------------- ----------- -------------- ----------- -------------
ASSETS
Investments at fair
 value..................      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ------            ------       -----------  -----------   -----------  -----------
    Total assets........      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ======            ======       ===========  ===========   ===========  ===========
NET ASSETS
Accumulation units......      $  992            $1,174       $10,814,627  $34,747,277   $25,310,674  $14,016,975
Contracts in payout
 (annuitization) period.          --                --            34,364      110,105        73,927        1,662
                              ------            ------       -----------  -----------   -----------  -----------
    Total net assets....      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ======            ======       ===========  ===========   ===========  ===========
FUND SHARE
 INFORMATION
Number of shares........          58                95           729,099    3,090,193     1,247,401      974,870
                              ======            ======       ===========  ===========   ===========  ===========
Cost of investments.....      $1,330            $1,225       $10,854,741  $35,332,869   $33,670,188  $14,036,496
                              ======            ======       ===========  ===========   ===========  ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............      $ 7.56            $10.64       $     11.16  $     11.75   $      8.98  $     11.93
                              ======            ======       ===========  ===========   ===========  ===========
    Highest.............      $ 7.56            $10.64       $     12.03  $     12.66   $      9.67  $     12.86
                              ======            ======       ===========  ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                 MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE
                                     LORD ABBETT  INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE
                                     SERIES FUND    TRUST        TRUST          TRUST         TRUST        TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------ --------------- ------------ ------------
                                       MID-CAP                    MFS            MFS         MFS NEW        MFS
                                        VALUE     MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY     RESEARCH
                                     ----------- ------------ ------------ --------------- ------------ ------------
ASSETS
Investments at fair value........... $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     -----------  ----------    --------     ----------     ----------    --------
    Total assets.................... $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     ===========  ==========    ========     ==========     ==========    ========
NET ASSETS
Accumulation units.................. $27,335,397  $  889,813    $526,886     $1,739,571     $2,153,874    $670,371
Contracts in payout (annuitization)
 period.............................     186,740       4,259          --             --             --          --
                                     -----------  ----------    --------     ----------     ----------    --------
    Total net assets................ $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     ===========  ==========    ========     ==========     ==========    ========
FUND SHARE INFORMATION
Number of shares....................   2,077,142      41,721      63,865         95,371        160,378      40,457
                                     ===========  ==========    ========     ==========     ==========    ========
Cost of investments................. $40,045,160  $1,049,799    $568,949     $1,673,169     $2,209,021    $728,075
                                     ===========  ==========    ========     ==========     ==========    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      9.08  $     5.55    $  12.90     $     8.52     $     9.21    $   7.16
                                     ===========  ==========    ========     ==========     ==========    ========
    Highest......................... $      9.79  $    14.22    $  13.45     $    10.42     $    19.08    $   9.45
                                     ===========  ==========    ========     ==========     ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                 MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                     MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                      INSURANCE     INSURANCE        TRUST           TRUST           TRUST           TRUST
                                        TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                     ------------ ------------- --------------- --------------- --------------- ---------------
                                                                                 MFS INVESTORS      MFS NEW
                                     MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH
                                         BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value...........  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ----------    --------       --------        --------        --------        --------
    Total assets....................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ==========    ========       ========        ========        ========        ========
NET ASSETS
Accumulation units..................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
Contracts in payout (annuitization)
 period.............................          --          --             --              --              --              --
                                      ----------    --------       --------        --------        --------        --------
    Total net assets................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ==========    ========       ========        ========        ========        ========
FUND SHARE INFORMATION
Number of shares....................     119,476      11,096         13,841          10,886          21,925          10,584
                                      ==========    ========       ========        ========        ========        ========
Cost of investments.................  $1,380,118    $240,865       $239,604        $175,071        $281,408        $140,105
                                      ==========    ========       ========        ========        ========        ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $    15.77    $  17.71       $   8.24        $   9.08        $   9.54        $   8.73
                                      ==========    ========       ========        ========        ========        ========
    Highest.........................  $    16.44    $  18.46       $  13.25        $  12.19        $  13.41        $  12.68
                                      ==========    ========       ========        ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY  MORGAN STANLEY MORGAN STANLEY
                              INSURANCE       VARIABLE       VARIABLE       VARIABLE        VARIABLE       VARIABLE
                                TRUST        INVESTMENT     INVESTMENT     INVESTMENT      INVESTMENT     INVESTMENT
                           (SERVICE CLASS)     SERIES         SERIES         SERIES          SERIES         SERIES
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------- -------------- -------------- --------------- -------------- --------------
                                                                                                            GLOBAL
                            MFS UTILITIES    AGGRESSIVE      CAPITAL                        EUROPEAN       DIVIDEND
                           (SERVICE CLASS)     EQUITY     OPPORTUNITIES  DIVIDEND GROWTH     EQUITY         GROWTH
                           --------------- -------------- -------------- --------------- -------------- --------------
ASSETS
Investments at fair value.   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ----------     -----------    ------------   ------------    -----------    -----------
    Total assets..........   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ==========     ===========    ============   ============    ===========    ===========
NET ASSETS
Accumulation units........   $1,366,792     $13,772,011    $189,631,677   $176,025,553    $55,825,109    $55,432,184
Contracts in payout
 (annuitization) period...           --          52,369       1,871,062      2,646,806        508,041        544,045
                             ----------     -----------    ------------   ------------    -----------    -----------
    Total net assets......   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ==========     ===========    ============   ============    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........       60,344         899,439       6,094,931     13,607,948      3,653,252      6,562,278
                             ==========     ===========    ============   ============    ===========    ===========
Cost of investments.......   $1,286,830     $11,757,122    $190,690,682   $165,111,306    $63,883,512    $81,410,193
                             ==========     ===========    ============   ============    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    14.15     $      8.45    $       8.15   $       8.84    $      9.03    $     10.19
                             ==========     ===========    ============   ============    ===========    ===========
    Highest...............   $    19.68     $     13.47    $     110.17   $      33.95    $     43.40    $     20.56
                             ==========     ===========    ============   ============    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                           MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                           LIMITED
                             HIGH YIELD   INCOME BUILDER  INCOME PLUS      DURATION     MONEY MARKET  S&P 500 INDEX
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            -----------    -----------    ------------   -----------    -----------    -----------
    Total assets..........  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            ===========    ===========    ============   ===========    ===========    ===========
NET ASSETS
Accumulation units........  $15,484,938    $15,624,108    $104,347,097   $15,738,041    $76,817,021    $35,310,898
Contracts in payout
 (annuitization) period...      204,523         34,047       1,524,039        56,490      1,201,903        241,451
                            -----------    -----------    ------------   -----------    -----------    -----------
    Total net assets......  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            ===========    ===========    ============   ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........   13,884,479      1,629,361       9,633,406     2,014,609     78,018,924      3,506,149
                            ===========    ===========    ============   ===========    ===========    ===========
Cost of investments.......  $21,521,887    $17,807,766    $100,964,811   $18,811,009    $78,018,924    $36,394,795
                            ===========    ===========    ============   ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      5.40    $     12.50    $      13.56   $      9.43    $     10.29    $      7.59
                            ===========    ===========    ============   ===========    ===========    ===========
    Highest...............  $     20.62    $     17.54    $      39.59   $     11.18    $     25.31    $     10.17
                            ===========    ===========    ============   ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                          MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                           MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE         VARIABLE
                              VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                             INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES           SERIES
                               SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
                                                            AGGRESSIVE        CAPITAL          DIVIDEND         EUROPEAN
                                                              EQUITY       OPPORTUNITIES        GROWTH           EQUITY
                             STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total assets..........  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ============   ===========     ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units........  $126,616,500   $61,806,403     $16,328,634      $61,648,273      $60,716,696      $18,636,130
Contracts in payout
 (annuitization) period...     2,169,238     1,023,499              --           28,594           55,362           45,939
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total net assets......  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ============   ===========     ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares..........    10,385,947     7,238,468       1,082,801        1,976,189        4,642,632        1,217,073
                            ============   ===========     ===========      ===========      ===========      ===========
Cost of investments.......  $152,149,903   $94,521,265     $12,176,452      $48,619,327      $61,801,467      $21,096,295
                            ============   ===========     ===========      ===========      ===========      ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      11.26   $      9.03     $      7.96      $      7.58      $      8.39      $      8.55
                            ============   ===========     ===========      ===========      ===========      ===========
    Highest...............  $      48.37   $     33.53     $     17.31      $     15.89      $     11.72      $     15.61
                            ============   ===========     ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                           INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                             SERIES           SERIES           SERIES           SERIES           SERIES           SERIES
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                             GLOBAL                                                             LIMITED
                        DIVIDEND GROWTH     HIGH YIELD     INCOME BUILDER    INCOME PLUS        DURATION       MONEY MARKET
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair
 value.................   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          -----------      -----------      -----------      ------------     -----------      -----------
    Total assets.......   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
NET ASSETS
Accumulation units.....   $29,244,424      $15,525,927      $15,086,128      $144,486,012     $58,907,302      $78,073,439
Contracts in payout
 (annuitization)
 period................        12,943               --           14,157           139,052          60,830           52,722
                          -----------      -----------      -----------      ------------     -----------      -----------
    Total net assets...   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.......     3,462,410       13,739,759        1,577,877        13,207,768       7,550,337       78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
Cost of investments....   $42,060,663      $15,813,031      $16,802,241      $137,750,198     $72,096,475      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      9.74      $      6.41      $     11.36      $      11.71     $      8.34      $      9.69
                          ===========      ===========      ===========      ============     ===========      ===========
    Highest............   $     12.97      $     15.16      $     13.73      $      15.87     $     10.11      $     11.01
                          ===========      ===========      ===========      ============     ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            VARIABLE         VARIABLE         VARIABLE
                           INVESTMENT       INVESTMENT       INVESTMENT    NEUBERGER & BERMAN  OPPENHEIMER   OPPENHEIMER
                             SERIES           SERIES           SERIES           ADVISORS        VARIABLE      VARIABLE
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)  MANAGEMENT TRUST  ACCOUNT FUNDS ACCOUNT FUNDS
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ------------------ ------------- -------------
                                                                                                             OPPENHEIMER
                         S&P 500 INDEX      STRATEGIST       UTILITIES                         OPPENHEIMER     CAPITAL
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    AMT PARTNERS      BALANCED    APPRECIATION
                        ---------------- ---------------- ---------------- ------------------ ------------- -------------
ASSETS
Investments at fair
 value.................   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          -----------      -----------      -----------         -------        ----------    ----------
    Total assets.......   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          ===========      ===========      ===========         =======        ==========    ==========
NET ASSETS
Accumulation units.....   $81,751,097      $58,293,719      $17,289,153         $31,206        $1,979,332    $4,807,912
Contracts in payout
 (annuitization)
 period................        12,198           71,578           65,192              --           123,781            --
                          -----------      -----------      -----------         -------        ----------    ----------
    Total net assets...   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          ===========      ===========      ===========         =======        ==========    ==========
FUND SHARE
 INFORMATION
Number of shares.......     8,111,438        4,725,935        2,008,605           3,181           204,186       130,155
                          ===========      ===========      ===========         =======        ==========    ==========
Cost of investments....   $81,921,992      $67,625,927      $25,682,113         $47,545        $2,790,975    $4,810,538
                          ===========      ===========      ===========         =======        ==========    ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      7.08      $     10.76      $      8.17         $ 11.93        $     8.40    $     7.02
                          ===========      ===========      ===========         =======        ==========    ==========
    Highest............   $     12.35      $     14.91      $     16.68         $ 12.53        $    10.78    $    11.28
                          ===========      ===========      ===========         =======        ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                            OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                           ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ------------- -------------
                                          OPPENHEIMER                               OPPENHEIMER
                            OPPENHEIMER     GLOBAL      OPPENHEIMER   OPPENHEIMER   MAIN STREET   OPPENHEIMER
                             CORE BOND    SECURITIES    HIGH INCOME   MAIN STREET    SMALL CAP    MIDCAP FUND
                           ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ----------    ----------    ----------    ----------    ----------     --------
    Total assets..........  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ==========    ==========    ==========    ==========    ==========     ========
NET ASSETS
Accumulation units........  $1,637,817    $4,468,718    $  396,050    $2,403,454    $1,876,118     $738,103
Contracts in payout
 (annuitization) period...          --         4,385            --        14,260            --           --
                            ----------    ----------    ----------    ----------    ----------     --------
    Total net assets......  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ==========    ==========    ==========    ==========    ==========     ========
FUND SHARE
 INFORMATION
Number of shares..........     231,657       168,796       200,025       132,988       130,286       20,211
                            ==========    ==========    ==========    ==========    ==========     ========
Cost of investments.......  $2,381,620    $4,496,209    $1,233,974    $2,577,009    $1,728,064     $875,185
                            ==========    ==========    ==========    ==========    ==========     ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     8.98    $    11.32    $     3.29    $     7.64    $    16.85     $   3.71
                            ==========    ==========    ==========    ==========    ==========     ========
    Highest...............  $     9.36    $    18.32    $     3.43    $    11.47    $    17.57     $   9.20
                            ==========    ==========    ==========    ==========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                             VARIABLE         VARIABLE         VARIABLE        VARIABLE         VARIABLE
                            OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                              VARIABLE    (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                           ACCOUNT FUNDS      ("SS"))          ("SS"))          ("SS"))         ("SS"))         ("SS"))
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------- --------------- ----------------- --------------- --------------- ----------------
                                                             OPPENHEIMER                      OPPENHEIMER
                            OPPENHEIMER     OPPENHEIMER        CAPITAL        OPPENHEIMER       GLOBAL        OPPENHEIMER
                           STRATEGIC BOND  BALANCED (SS)  APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS) HIGH INCOME (SS)
                           -------------- --------------- ----------------- --------------- --------------- ----------------
ASSETS
Investments at fair value.   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ----------     -----------      -----------      -----------     -----------     -----------
    Total assets..........   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ==========     ===========      ===========      ===========     ===========     ===========
NET ASSETS
Accumulation units........   $3,424,384     $17,950,693      $45,418,779      $36,217,788     $23,626,827     $15,796,807
Contracts in payout
 (annuitization) period...           --          39,721          109,672           13,659         189,421          55,210
                             ----------     -----------      -----------      -----------     -----------     -----------
    Total net assets......   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ==========     ===========      ===========      ===========     ===========     ===========
FUND SHARE
 INFORMATION
Number of shares..........      646,110       1,765,497        1,242,589        5,183,326         906,250       7,965,838
                             ==========     ===========      ===========      ===========     ===========     ===========
Cost of investments.......   $3,140,012     $26,250,913      $44,851,753      $50,266,750     $25,496,512     $35,808,327
                             ==========     ===========      ===========      ===========     ===========     ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    14.71     $      9.86      $     11.13      $      6.53     $     16.80     $      3.54
                             ==========     ===========      ===========      ===========     ===========     ===========
    Highest...............   $    16.59     $     10.91      $     12.24      $      7.04     $     18.60     $      3.92
                             ==========     ===========      ===========      ===========     ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                        VARIABLE        VARIABLE         VARIABLE        VARIABLE
                      ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS        PIMCO             PIMCO
                     (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES      VARIABLE         VARIABLE
                         ("SS"))         ("SS"))         ("SS"))          ("SS"))      INSURANCE TRUST   INSURANCE TRUST
                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                     --------------- --------------- ---------------- --------------- ------------------ ---------------
                       OPPENHEIMER     OPPENHEIMER                      OPPENHEIMER
                          MAIN         MAIN STREET     OPPENHEIMER       STRATEGIC       FOREIGN BOND
                       STREET (SS)   SMALL CAP (SS)  MIDCAP FUND (SS)    BOND (SS)    (US DOLLAR-HEDGED)  MONEY MARKET
                     --------------- --------------- ---------------- --------------- ------------------ ---------------
ASSETS
Investments at fair
 value..............   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       -----------     -----------     -----------      -----------         ------           -------
    Total assets....   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
NET ASSETS
Accumulation
 units..............   $67,145,449     $28,708,816     $10,065,837      $98,686,281         $2,152           $23,834
Contracts in payout
 (annuitization)
 period.............       102,990         151,102             787          755,904             --                --
                       -----------     -----------     -----------      -----------         ------           -------
    Total net
     assets.........   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
FUND SHARE
 INFORMATION
Number of shares....     3,727,741       2,021,003         281,584       18,483,678            223            23,834
                       ===========     ===========     ===========      ===========         ======           =======
Cost of
 investments........   $73,447,918     $30,052,810     $11,827,563      $94,677,839         $2,254           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest..........   $     11.51     $     15.46     $     10.19      $     13.49         $13.10           $ 10.56
                       ===========     ===========     ===========      ===========         ======           =======
    Highest.........   $     12.74     $     17.12     $     11.28      $     14.93         $13.10           $ 10.56
                       ===========     ===========     ===========      ===========         ======           =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                             PIMCO           PIMCO           PIMCO            PIMCO            PIMCO
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE         PUTNAM
                        INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST  VARIABLE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- ---------------- --------------
                                           PIMCO VIT       PIMCO VIT
                                           COMMODITY        EMERGING        PIMCO VIT        PIMCO VIT      VT AMERICAN
                          PIMCO TOTAL     REALRETURN      MARKETS BOND     REAL RETURN      TOTAL RETURN     GOVERNMENT
                            RETURN         STRATEGY     (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)     INCOME
                        --------------- --------------- ---------------- ---------------- ---------------- --------------
ASSETS
Investments at fair
 value.................     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ------        ----------       ----------       ----------      -----------     -----------
    Total assets.......     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ======        ==========       ==========       ==========      ===========     ===========
NET ASSETS
Accumulation units.....     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $42,957,399
Contracts in payout
 (annuitization)
 period................         --                --               --               --               --         478,759
                            ------        ----------       ----------       ----------      -----------     -----------
    Total net assets...     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ======        ==========       ==========       ==========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares.......        106           457,364          115,747          781,424        3,087,932       3,336,110
                            ======        ==========       ==========       ==========      ===========     ===========
Cost of investments....     $1,108        $4,871,370       $1,451,958       $9,654,240      $32,391,333     $38,811,630
                            ======        ==========       ==========       ==========      ===========     ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $14.70        $     8.53       $    11.57       $    11.29      $     12.27     $      8.66
                            ======        ==========       ==========       ==========      ===========     ===========
    Highest............     $14.70        $     8.96       $    12.15       $    11.85      $     12.88     $     17.28
                            ======        ==========       ==========       ==========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                        VT THE GEORGE        VT
                             VT CAPITAL   VT DIVERSIFIED   VT EQUITY     PUTNAM FUND    GLOBAL ASSET    VT GLOBAL
                           OPPORTUNITIES      INCOME         INCOME       OF BOSTON      ALLOCATION       EQUITY
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ----------    -----------    ------------   ------------   -----------    -----------
    Total assets..........   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ==========    ===========    ============   ============   ===========    ===========
NET ASSETS
Accumulation units........   $4,415,151    $45,628,877    $103,033,454   $ 81,400,440   $32,833,458    $25,057,243
Contracts in payout
 (annuitization) period...           --        179,904         227,098        275,492        29,240         47,256
                             ----------    -----------    ------------   ------------   -----------    -----------
    Total net assets......   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ==========    ===========    ============   ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      347,650      5,655,405       8,491,822     11,993,529     2,395,240      2,495,477
                             ==========    ===========    ============   ============   ===========    ===========
Cost of investments.......   $4,887,293    $46,776,881    $ 84,062,743   $120,817,914   $34,301,029    $37,239,891
                             ==========    ===========    ============   ============   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    11.52    $     11.40    $       7.70   $       8.71   $      9.52    $      4.87
                             ==========    ===========    ============   ============   ===========    ===========
    Highest...............   $    15.82    $     16.54    $      14.62   $      10.66   $     14.15    $     10.88
                             ==========    ===========    ============   ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT             VT
                               GLOBAL         GLOBAL     VT GROWTH AND    VT GROWTH
                            HEALTH CARE     UTILITIES        INCOME     OPPORTUNITIES  VT HIGH YIELD    VT INCOME
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total assets..........  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            ===========    ===========    ============   ===========    ===========    ============
NET ASSETS
Accumulation units........  $35,938,788    $22,477,518    $200,201,423   $11,706,956    $59,668,988    $136,826,527
Contracts in payout
 (annuitization) period...       15,846          8,118         405,110        42,906        123,946         625,994
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total net assets......  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            ===========    ===========    ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    2,956,796      1,676,781      13,931,009     2,447,888      9,059,536      11,175,002
                            ===========    ===========    ============   ===========    ===========    ============
Cost of investments.......  $34,317,471    $23,820,995    $296,659,503   $14,797,504    $62,651,795    $135,133,126
                            ===========    ===========    ============   ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      9.73    $     10.19    $       8.15   $      3.80    $     11.19    $      11.09
                            ===========    ===========    ============   ===========    ===========    ============
    Highest...............  $     13.62    $     19.64    $      12.74   $     11.19    $     17.86    $      15.69
                            ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                VT             VT
                                 VT       INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL    GROWTH AND        NEW                            VT             VT
                               EQUITY         INCOME     OPPORTUNITIES   VT INVESTORS  MID CAP VALUE   MONEY MARKET
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total assets..........  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $149,424,522   $28,178,188    $22,553,918    $70,995,689    $ 8,014,067    $141,767,912
Contracts in payout
 (annuitization) period...       224,706        43,901          7,756        154,028          3,504         667,823
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total net assets......  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    13,506,248     3,132,307      1,427,954      7,923,131        770,180     142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
Cost of investments.......  $206,776,200   $41,263,857    $20,790,720    $89,170,999    $10,565,025    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $       7.68   $      9.90    $      5.84    $      5.24    $     10.95    $       9.61
                            ============   ===========    ===========    ===========    ===========    ============
    Highest...............  $      15.70   $     14.67    $     12.27    $     12.66    $     14.77    $      12.05
                            ============   ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                      THE UNIVERSAL
                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                               VT NEW                     VT SMALL CAP                                VAN KAMPEN UIF
                           OPPORTUNITIES   VT RESEARCH       VALUE         VT VISTA      VT VOYAGER   CAPITAL GROWTH
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            -----------    -----------    -----------    -----------    ------------   -----------
    Total assets..........  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            ===========    ===========    ===========    ===========    ============   ===========
NET ASSETS
Accumulation units........  $57,755,443    $35,597,902    $55,159,896    $47,281,533    $161,078,641   $30,070,890
Contracts in payout
 (annuitization) period...      171,812         86,316         55,733         69,549         339,712        45,297
                            -----------    -----------    -----------    -----------    ------------   -----------
    Total net assets......  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            ===========    ===========    ===========    ===========    ============   ===========
FUND SHARE
 INFORMATION
Number of shares..........    3,391,525      3,395,263      5,033,330      4,106,772       4,982,048     1,785,192
                            ===========    ===========    ===========    ===========    ============   ===========
Cost of investments.......  $84,089,762    $40,780,405    $77,314,124    $52,934,545    $182,445,066   $26,778,416
                            ===========    ===========    ===========    ===========    ============   ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      4.07    $      6.45    $     10.28    $      4.70    $       6.01   $      7.04
                            ===========    ===========    ===========    ===========    ============   ===========
    Highest...............  $     14.16    $     12.61    $     19.72    $     13.89    $      14.71   $     13.10
                            ===========    ===========    ===========    ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                           THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL
                           INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                            FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------- -------------- ------------- -------------- -------------- --------------
                            VAN KAMPEN
                             UIF CORE      VAN KAMPEN    VAN KAMPEN                  VAN KAMPEN UIF
                            PLUS FIXED    UIF EMERGING   UIF GLOBAL     VAN KAMPEN   INTERNATIONAL  VAN KAMPEN UIF
                              INCOME     MARKETS EQUITY VALUE EQUITY  UIF HIGH YIELD     MAGNUM     MID CAP GROWTH
                           ------------- -------------- ------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ----------    -----------      -------        ------      -----------    -----------
    Total assets..........  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ==========    ===========      =======        ======      ===========    ===========
NET ASSETS
Accumulation units........  $1,237,293    $36,736,969      $19,150        $5,844      $19,258,745    $21,138,175
Contracts in payout
 (annuitization) period...          --        107,817           --            --           65,384         42,312
                            ----------    -----------      -------        ------      -----------    -----------
    Total net assets......  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ==========    ===========      =======        ======      ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........     124,601      2,832,036        2,645           496        2,193,431      2,312,280
                            ==========    ===========      =======        ======      ===========    ===========
Cost of investments.......  $1,327,560    $37,062,051      $30,754        $3,802      $24,321,257    $22,484,672
                            ==========    ===========      =======        ======      ===========    ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest................  $    11.03    $     16.07      $  9.22        $14.83      $      8.97    $     14.24
                            ==========    ===========      =======        ======      ===========    ===========
    Highest...............  $    14.07    $     27.64      $ 11.47        $14.83      $     13.01    $     17.48
                            ==========    ===========      =======        ======      ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                        THE UNIVERSAL THE UNIVERSAL
                           THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL   THE UNIVERSAL    INSTITUTIONAL INSTITUTIONAL
                           INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL   INSTITUTIONAL     FUNDS, INC.   FUNDS, INC.
                            FUNDS, INC.   FUNDS, INC.   FUNDS, INC.  FUNDS, INC. (CLASS  (CLASS II)     (CLASS II)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   II) SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ------------- ------------------ ------------- --------------
                            VAN KAMPEN                                                   VAN KAMPEN     VAN KAMPEN
                             UIF U.S.     VAN KAMPEN                   VAN KAMPEN UIF   UIF EMERGING   UIF EMERGING
                              MID CAP      UIF U.S.     VAN KAMPEN     CAPITAL GROWTH   MARKETS DEBT  MARKETS EQUITY
                               VALUE      REAL ESTATE    UIF VALUE       (CLASS II)      (CLASS II)     (CLASS II)
                           ------------- ------------- ------------- ------------------ ------------- --------------
ASSETS
Investments at fair value.  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            -----------   -----------    --------       -----------      -----------   -----------
    Total assets..........  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            ===========   ===========    ========       ===========      ===========   ===========
NET ASSETS
Accumulation units........  $60,271,488   $23,444,291    $ 74,168       $10,007,633      $21,980,180   $18,634,051
Contracts in payout
 (annuitization) period...      139,838        42,374          --               174           94,667           988
                            -----------   -----------    --------       -----------      -----------   -----------
    Total net assets......  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            ===========   ===========    ========       ===========      ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........    5,720,769     2,313,957       8,777           601,792        2,863,145     1,435,673
                            ===========   ===========    ========       ===========      ===========   ===========
Cost of investments.......  $78,873,676   $33,440,901    $100,614       $ 8,211,528      $23,462,300   $20,238,496
                            ===========   ===========    ========       ===========      ===========   ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     10.83   $     15.32    $  10.10       $     11.34      $     15.43   $     29.46
                            ===========   ===========    ========       ===========      ===========   ===========
    Highest...............  $     17.43   $     26.22    $  13.47       $     14.20      $     20.79   $     32.18
                            ===========   ===========    ========       ===========      ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                           THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                           INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                            FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                             (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- ------------- ------------- ------------- -------------- --------------
                                                         VAN KAMPEN
                             VAN KAMPEN    VAN KAMPEN     UIF INT'L    VAN KAMPEN   VAN KAMPEN UIF VAN KAMPEN UIF
                           UIF EQUITY AND  UIF GLOBAL      GROWTH      UIF MID CAP  SMALL COMPANY   U.S. MID CAP
                               INCOME       FRANCHISE      EQUITY        GROWTH         GROWTH         VALUE
                             (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)
                           -------------- ------------- ------------- ------------- -------------- --------------
ASSETS
Investments at fair value.  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            -----------    -----------   ----------    -----------   -----------    -----------
    Total assets..........  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            ===========    ===========   ==========    ===========   ===========    ===========
NET ASSETS
Accumulation units........  $50,223,608    $73,585,548   $4,036,403    $34,323,571   $14,634,012    $46,400,902
Contracts in payout
 (annuitization) period...      256,693        431,754           --         19,911        47,946         72,572
                            -----------    -----------   ----------    -----------   -----------    -----------
    Total net assets......  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            ===========    ===========   ==========    ===========   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........    3,943,774      5,620,144      479,383      3,782,322     1,101,422      4,426,045
                            ===========    ===========   ==========    ===========   ===========    ===========
Cost of investments.......  $52,180,941    $81,361,451   $4,399,310    $39,361,043   $15,482,782    $63,796,086
                            ===========    ===========   ==========    ===========   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     11.24    $     13.17   $     7.92    $      9.23   $     15.47    $     11.63
                            ===========    ===========   ==========    ===========   ===========    ===========
    Highest...............  $     14.19    $     17.57   $     8.31    $     19.36   $     17.02    $     16.88
                            ===========    ===========   ==========    ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  VAN KAMPEN    VAN KAMPEN
                           THE UNIVERSAL   VAN KAMPEN   VAN KAMPEN  VAN KAMPEN       LIFE          LIFE
                           INSTITUTIONAL      LIFE         LIFE        LIFE       INVESTMENT    INVESTMENT
                            FUNDS, INC.    INVESTMENT   INVESTMENT  INVESTMENT      TRUST         TRUST
                            (CLASS II)       TRUST         TRUST       TRUST      (CLASS II)    (CLASS II)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- -------------- ----------- ----------- -------------- ------------
                            VAN KAMPEN
                             UIF U.S.                                                LIT
                            REAL ESTATE       LIT           LIT         LIT     CAPITAL GROWTH LIT COMSTOCK
                            (CLASS II)   CAPITAL GROWTH  COMSTOCK   GOVERNMENT    (CLASS II)    (CLASS II)
                           ------------- -------------- ----------- ----------- -------------- ------------
ASSETS
Investments at fair value.  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            -----------   -----------   -----------  --------    -----------   ------------
    Total assets..........  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            ===========   ===========   ===========  ========    ===========   ============
NET ASSETS
Accumulation units........  $51,107,500   $26,259,496   $40,294,321  $901,736    $36,505,626   $162,284,356
Contracts in payout
 (annuitization) period...      206,658       116,315       123,970        --         78,309        185,274
                            -----------   -----------   -----------  --------    -----------   ------------
    Total net assets......  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            ===========   ===========   ===========  ========    ===========   ============
FUND SHARE
 INFORMATION
Number of shares..........    5,075,584       929,708     3,997,853   102,821      1,306,103     16,086,102
                            ===========   ===========   ===========  ========    ===========   ============
Cost of investments.......  $74,490,420   $31,108,440   $47,417,784  $940,623    $32,761,805   $189,542,344
                            ===========   ===========   ===========  ========    ===========   ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     15.59   $      4.48   $     10.46  $  11.83    $      6.91   $       9.56
                            ===========   ===========   ===========  ========    ===========   ============
    Highest...............  $     19.45   $     13.17   $     13.32  $  12.20    $     12.72   $      13.23
                            ===========   ===========   ===========  ========    ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                   VAN KAMPEN   VAN KAMPEN
                                                      LIFE         LIFE
                                                   INVESTMENT   INVESTMENT
                                                     TRUST         TRUST
                                                   (CLASS II)   (CLASS II)
                                                  SUB-ACCOUNT   SUB-ACCOUNT
                                                 -------------- -----------
                                                 LIT GROWTH AND LIT MID CAP
                                                     INCOME       GROWTH
                                                   (CLASS II)   (CLASS II)
                                                 -------------- -----------
     ASSETS
     Investments at fair value..................  $ 92,401,716  $12,940,813
                                                  ------------  -----------
         Total assets...........................  $ 92,401,716  $12,940,813
                                                  ============  ===========
     NET ASSETS
     Accumulation units.........................  $ 92,179,850  $12,925,625
     Contracts in payout (annuitization) period.       221,866       15,188
                                                  ------------  -----------
         Total net assets.......................  $ 92,401,716  $12,940,813
                                                  ============  ===========
     FUND SHARE INFORMATION
     Number of shares...........................     5,637,689    4,056,681
                                                  ============  ===========
     Cost of investments........................  $100,317,072  $16,678,165
                                                  ============  ===========
     ACCUMULATION UNIT FAIR VALUE
         Lowest.................................  $      13.02  $     10.99
                                                  ============  ===========
         Highest................................  $      15.57  $     15.58
                                                  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST                                             AST         AST
                                               ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                              STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                                 ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                              ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $  146,836   $  54,588   $  1,342     $  954     $    436     $  258
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (93,617)    (25,548)    (1,282)      (239)        (218)      (125)
    Administrative expense...................     (8,947)     (2,605)      (138)       (34)         (24)       (14)
                                              ----------   ---------   --------     ------     --------     ------
    Net investment income (loss).............     44,272      26,435        (78)       681          194        119
                                              ----------   ---------   --------     ------     --------     ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,661,663     723,264     31,201      1,146       15,412      7,712
    Cost of investments sold.................  3,268,951     823,780     43,698      1,915       33,008      8,691
                                              ----------   ---------   --------     ------     --------     ------
       Realized gains (losses) on fund
        shares...............................   (607,288)   (100,516)   (12,497)      (769)     (17,596)      (979)
Realized gain distributions..................         --          --         --         --           --         --
                                              ----------   ---------   --------     ------     --------     ------
    Net realized gains (losses)..............   (607,288)   (100,516)   (12,497)      (769)     (17,596)      (979)
Change in unrealized gains (losses)..........  1,664,740     463,192     34,096      4,694       17,574      1,997
                                              ----------   ---------   --------     ------     --------     ------
    Net realized and unrealized gains
     (losses) on investments.................  1,057,452     362,676     21,599      3,925          (22)     1,018
                                              ----------   ---------   --------     ------     --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $1,101,724   $ 389,111   $ 21,521     $4,606     $    172     $1,137
                                              ==========   =========   ========     ======     ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT PUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                  AST         AST
                                                  AST         AST         AST         AST       CAPITAL       CLS
                                               BALANCED      BOND        BOND        BOND       GROWTH      GROWTH
                                                 ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                              ALLOCATION     2018        2019      2020 (A)   ALLOCATION  ALLOCATION
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   95,364   $   3,181   $  1,136     $   --    $   96,131    $   846
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (81,593)    (16,567)    (4,922)        (9)      (73,097)    (1,615)
    Administrative expense...................     (9,120)     (1,768)      (464)        (1)       (7,203)      (210)
                                              ----------   ---------   --------     ------    ----------    -------
    Net investment income (loss).............      4,651     (15,154)    (4,250)       (10)       15,831       (979)
                                              ----------   ---------   --------     ------    ----------    -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,720,844     899,085    473,198      1,688     2,573,714     70,919
    Cost of investments sold.................  2,998,892     863,873    470,788      1,711     2,969,969     73,072
                                              ----------   ---------   --------     ------    ----------    -------
       Realized gains (losses) on fund
        shares...............................   (278,048)     35,212      2,410        (23)     (396,255)    (2,153)
Realized gain distributions..................         --      32,585        292         --            --         --
                                              ----------   ---------   --------     ------    ----------    -------
    Net realized gains (losses)..............   (278,048)     67,797      2,702        (23)     (396,255)    (2,153)
Change in unrealized gains (losses)..........  1,459,784    (132,716)    (9,053)       (90)    1,368,203     44,689
                                              ----------   ---------   --------     ------    ----------    -------
    Net realized and unrealized gains
     (losses) on investments.................  1,181,736     (64,919)    (6,351)      (113)      971,948     42,536
                                              ----------   ---------   --------     ------    ----------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $1,186,387   $ (80,073)  $(10,601)    $ (123)   $  987,779    $41,557
                                              ==========   =========   ========     ======    ==========    =======

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES       SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- ------------
                                                  AST                                                         AST
                                                  CLS         AST         AST         AST         AST     FIRST TRUST
                                               MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST   CAPITAL
                                                 ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED   APPRECIATION
                                              ALLOCATION    REALTY       VALUE      GROWTH      TARGET       TARGET
                                              ----------- ----------- ----------- ----------- ----------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  4,717     $  760      $  133      $    27   $   83,634   $  188,198
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............   (18,042)      (351)       (165)        (144)     (31,377)    (125,651)
    Administrative expense...................    (1,894)       (37)        (21)         (18)      (3,221)     (11,536)
                                               --------     ------      ------      -------   ----------   ----------
    Net investment income (loss).............   (15,219)       372         (53)        (135)      49,036       51,011
                                               --------     ------      ------      -------   ----------   ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   340,336      1,815       2,207        6,258    1,593,314    4,179,040
    Cost of investments sold.................   346,776      2,598       2,313        8,186    1,758,233    4,848,322
                                               --------     ------      ------      -------   ----------   ----------
       Realized gains (losses) on fund
        shares...............................    (6,440)      (783)       (106)      (1,928)    (164,919)    (669,282)
Realized gain distributions..................        --         --          --           --           --           --
                                               --------     ------      ------      -------   ----------   ----------
    Net realized gains (losses)..............    (6,440)      (783)       (106)      (1,928)    (164,919)    (669,282)
Change in unrealized gains (losses)..........   296,362      8,470       2,578        5,219      539,924    2,078,860
                                               --------     ------      ------      -------   ----------   ----------
    Net realized and unrealized gains
     (losses) on investments.................   289,922      7,687       2,472        3,291      375,005    1,409,578
                                               --------     ------      ------      -------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $274,703     $8,059      $2,419      $ 3,156   $  424,041   $1,460,589
                                               ========     ======      ======      =======   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                 SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                  TRUST        TRUST       TRUST        TRUST       TRUST       TRUST
                                               SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------- ----------- ------------ ----------- ----------- -----------
                                                                            AST          AST         AST
                                                   AST                    GOLDMAN      GOLDMAN     GOLDMAN
                                                  FOCUS         AST        SACHS        SACHS       SACHS
                                                FOUR PLUS     GLOBAL    CONCENTRATED   MID-CAP    SMALL-CAP      AST
                                              PORTFOLIO (B) REAL ESTATE    GROWTH      GROWTH       VALUE    HIGH YIELD
                                              ------------- ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................    $    12       $ 39       $    --      $    --      $ 30       $ 2,524
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............       (197)       (13)         (449)        (473)      (22)         (507)
    Administrative expense...................        (24)        (2)          (61)         (65)       (3)          (73)
                                                 -------       ----       -------      -------      ----       -------
    Net investment income (loss).............       (209)        24          (510)        (538)        5         1,944
                                                 -------       ----       -------      -------      ----       -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     37,536        434         8,905        3,865        26        34,000
    Cost of investments sold.................     33,385        300         9,511        7,044        34        31,688
                                                 -------       ----       -------      -------      ----       -------
       Realized gains (losses) on fund
        shares...............................      4,151        134          (606)      (3,179)       (8)        2,312
Realized gain distributions..................         --         --            --           --        --            --
                                                 -------       ----       -------      -------      ----       -------
    Net realized gains (losses)..............      4,151        134          (606)      (3,179)       (8)        2,312
Change in unrealized gains (losses)..........       (422)       476        17,903       22,626       534        11,002
                                                 -------       ----       -------      -------      ----       -------
    Net realized and unrealized gains
     (losses) on investments.................      3,729        610        17,297       19,447       526        13,314
                                                 -------       ----       -------      -------      ----       -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $ 3,520       $634       $16,787      $18,909      $531       $15,258
                                                 =======       ====       =======      =======      ====       =======

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED      ADVANCED
                                                SERIES      SERIES       SERIES        SERIES       SERIES        SERIES
                                                 TRUST       TRUST        TRUST         TRUST        TRUST         TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                              ----------- ----------- ------------- ------------- -----------  -------------
                                                  AST         AST
                                                HORIZON     HORIZON                                   AST           AST
                                                GROWTH     MODERATE        AST           AST      INVESTMENT     JPMORGAN
                                                 ASSET       ASSET    INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                              ALLOCATION  ALLOCATION     GROWTH         VALUE        BOND         EQUITY
                                              ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   432    $    965     $  1,273       $ 1,710    $   144,544    $  1,364
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,440)     (4,572)        (750)         (797)      (141,802)       (385)
    Administrative expense...................      (166)       (546)        (101)         (106)       (16,235)        (50)
                                                -------    --------     --------       -------    -----------    --------
    Net investment income (loss).............    (1,174)     (4,153)         422           807        (13,493)        929
                                                -------    --------     --------       -------    -----------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    79,882     185,289       16,126         7,837     19,662,592      17,926
    Cost of investments sold.................    80,976     187,516       31,149        16,286     18,315,422      34,981
                                                -------    --------     --------       -------    -----------    --------
       Realized gains (losses) on fund
        shares...............................    (1,094)     (2,227)     (15,023)       (8,449)     1,347,170     (17,055)
Realized gain distributions..................        --          --           --            --        166,487          --
                                                -------    --------     --------       -------    -----------    --------
    Net realized gains (losses)..............    (1,094)     (2,227)     (15,023)       (8,449)     1,513,657     (17,055)
Change in unrealized gains (losses)..........    25,182      75,973       34,197        24,730       (434,599)     22,548
                                                -------    --------     --------       -------    -----------    --------
    Net realized and unrealized gains
     (losses) on investments.................    24,088      73,746       19,174        16,281      1,079,058       5,493
                                                -------    --------     --------       -------    -----------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $22,914    $ 69,593     $ 19,596       $17,088    $ 1,065,565    $  6,422
                                                =======    ========     ========       =======    ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST         AST
                                                  AST     LORD ABBETT   MARSICO       AST         AST         AST
                                               LARGE-CAP     BOND-      CAPITAL   MFS GLOBAL      MFS       MID-CAP
                                                 VALUE     DEBENTURE    GROWTH      EQUITY      GROWTH       VALUE
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $  186      $ 2,464     $   417    $  1,950     $   23      $  255
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (85)        (394)       (558)       (811)      (117)       (188)
    Administrative expense...................       (9)         (58)        (71)       (102)       (18)        (25)
                                                ------      -------     -------    --------     ------      ------
    Net investment income (loss).............       92        2,012        (212)      1,037       (112)         42
                                                ------      -------     -------    --------     ------      ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................      108        1,747       1,219      62,868        565         231
    Cost of investments sold.................      214        2,054       1,865      80,238        617         250
                                                ------      -------     -------    --------     ------      ------
       Realized gains (losses) on fund
        shares...............................     (106)        (307)       (646)    (17,370)       (52)        (19)
Realized gain distributions..................       --           --          --          --         --          --
                                                ------      -------     -------    --------     ------      ------
    Net realized gains (losses)..............     (106)        (307)       (646)    (17,370)       (52)        (19)
Change in unrealized gains (losses)..........    1,146        9,248      12,968      33,612      3,015       5,465
                                                ------      -------     -------    --------     ------      ------
    Net realized and unrealized gains
     (losses) on investments.................    1,040        8,941      12,322      16,242      2,963       5,446
                                                ------      -------     -------    --------     ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $1,132      $10,953     $12,110    $ 17,279     $2,851      $5,488
                                                ======      =======     =======    ========     ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST                                 AST
                                                           NEUBERGER      AST         AST       NIEMANN       AST
                                                           BERMAN /    NEUBERGER   NEUBERGER    CAPITAL   PARAMETRIC
                                                  AST         LSV       BERMAN      BERMAN      GROWTH     EMERGING
                                                 MONEY      MID-CAP     MID-CAP    SMALL-CAP     ASSET      MARKETS
                                                MARKET       VALUE      GROWTH      GROWTH    ALLOCATION    EQUITY
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $    3,071    $   644     $   --      $   --     $    833     $   161
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (15,957)      (348)      (284)        (69)      (2,398)       (255)
    Administrative expense...................     (1,926)       (44)       (40)         (9)        (270)        (31)
                                              ----------    -------     ------      ------     --------     -------
    Net investment income (loss).............    (14,812)       252       (324)        (78)      (1,835)       (125)
                                              ----------    -------     ------      ------     --------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  1,528,696      7,668      3,371       1,085      153,400      10,955
    Cost of investments sold.................  1,528,696     10,476      3,839       1,609      150,839       8,688
                                              ----------    -------     ------      ------     --------     -------
       Realized gains (losses) on fund
        shares...............................         --     (2,808)      (468)       (524)       2,561       2,267
Realized gain distributions..................         --         --         --          --           --          --
                                              ----------    -------     ------      ------     --------     -------
    Net realized gains (losses)..............         --     (2,808)      (468)       (524)       2,561       2,267
Change in unrealized gains (losses)..........         --     12,710      7,624       1,806       36,803       7,579
                                              ----------    -------     ------      ------     --------     -------
    Net realized and unrealized gains
     (losses) on investments.................         --      9,902      7,156       1,282       39,364       9,846
                                              ----------    -------     ------      ------     --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  (14,812)   $10,154     $6,832      $1,204     $ 37,529     $ 9,721
                                              ==========    =======     ======      ======     ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ------------ ----------- ----------- -----------
                                                  AST                                               AST
                                                 PIMCO        AST          AST          AST      SCHRODERS
                                                LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                               MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                                 BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                              ----------- ------------ ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  8,292     $  8,042    $   97,823   $  1,454    $ 10,312     $    1
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,860)      (2,322)     (100,506)      (667)     (9,141)       (17)
    Administrative expense...................      (243)        (269)      (10,956)       (81)       (914)        (2)
                                               --------     --------    ----------   --------    --------     ------
    Net investment income (loss).............     6,189        5,451       (13,639)       706         257        (18)
                                               --------     --------    ----------   --------    --------     ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   102,652      154,054     3,263,178     60,330     419,268      1,168
    Cost of investments sold.................   101,710      161,068     3,302,183     76,273     416,382      1,208
                                               --------     --------    ----------   --------    --------     ------
       Realized gains (losses) on fund
        shares...............................       942       (7,014)      (39,005)   (15,943)      2,886        (40)
Realized gain distributions..................    11,319       13,307            --         --          --         --
                                               --------     --------    ----------   --------    --------     ------
    Net realized gains (losses)..............    12,261        6,293       (39,005)   (15,943)      2,886        (40)
Change in unrealized gains (losses)..........    (5,162)      12,621     1,391,623     23,979     158,744        535
                                               --------     --------    ----------   --------    --------     ------
    Net realized and unrealized gains
     (losses) on investments.................     7,099       18,914     1,352,618      8,036     161,630        495
                                               --------     --------    ----------   --------    --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ 13,288     $ 24,365    $1,338,979   $  8,742    $161,887     $  477
                                               ========     ========    ==========   ========    ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                           ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                            SERIES       SERIES        SERIES        SERIES        SERIES       SERIES
                                             TRUST        TRUST         TRUST         TRUST         TRUST        TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ----------- ------------- ------------- ------------- ------------- -----------
                                                           AST                         AST           AST
                                              AST     T. ROWE PRICE      AST      T. ROWE PRICE T. ROWE PRICE     AST
                                           SMALL-CAP      ASSET     T. ROWE PRICE   LARGE-CAP      NATURAL    UBS DYNAMIC
                                             VALUE     ALLOCATION    GLOBAL BOND     GROWTH       RESOURCES      ALPHA
                                          ----------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    347    $   95,095      $5,750        $    --      $  1,544    $   23,879
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (270)      (59,994)       (990)          (324)       (1,338)      (38,815)
    Administrative expense...............       (33)       (6,087)       (124)           (40)         (157)       (4,000)
                                           --------    ----------      ------        -------      --------    ----------
    Net investment income (loss).........        44        29,014       4,636           (364)           49       (18,936)
                                           --------    ----------      ------        -------      --------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    14,306     1,506,224       6,586          3,558        30,715     2,001,004
    Cost of investments sold.............    25,117     1,741,558       6,959          5,559        46,079     2,119,144
                                           --------    ----------      ------        -------      --------    ----------
       Realized gains (losses) on
        fund shares......................   (10,811)     (235,334)       (373)        (2,001)      (15,364)     (118,140)
Realized gain distributions..............        --            --       3,891             --        33,221       202,086
                                           --------    ----------      ------        -------      --------    ----------
    Net realized gains (losses)..........   (10,811)     (235,334)      3,518         (2,001)       17,857        83,946
Change in unrealized gains (losses)......    13,916     1,028,477          67         13,004        22,540       433,391
                                           --------    ----------      ------        -------      --------    ----------
    Net realized and unrealized gains
     (losses) on investments.............     3,105       793,143       3,585         11,003        40,397       517,337
                                           --------    ----------      ------        -------      --------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $  3,149    $  822,157      $8,221        $10,639      $ 40,446    $  498,401
                                           ========    ==========      ======        =======      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED      ADVANCED       ADVANCED      ADVANCED    ADVANCED
                                                SERIES       SERIES        SERIES         SERIES        SERIES      SERIES
                                                 TRUST       TRUST         TRUST           TRUST         TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ -------------- --------------- ----------- -----------
                                                  AST       FRANKLIN
                                                WESTERN    TEMPLETON                                    PROFUND     PROFUND
                                              ASSET CORE  VIP FOUNDING    PROFUND         PROFUND         VP          VP
                                                 PLUS        FUNDS           VP             VP         LARGE-CAP    MID-CAP
                                               BOND (C)    ALLOCATION  FINANCIALS (D) HEALTH CARE (D)  VALUE (E)   VALUE (D)
                                              ----------- ------------ -------------- --------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $ --      $   70,689      $   --         $   --       $  2,393     $   36
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      --         (27,028)        (25)           (20)          (865)       (35)
    Administrative expense...................      --          (3,215)         (3)            (2)           (67)        (3)
                                                 ----      ----------      ------         ------       --------     ------
    Net investment income (loss).............      --          40,446         (28)           (22)         1,461         (2)
                                                 ----      ----------      ------         ------       --------     ------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     168       1,466,068       4,926          3,448        186,409         38
    Cost of investments sold.................     168       1,609,260       2,779          2,778        176,251         28
                                                 ----      ----------      ------         ------       --------     ------
       Realized gains (losses) on fund
        shares...............................      --        (143,192)      2,147            670         10,158         10
Realized gain distributions..................      --              --          --             --             --         --
                                                 ----      ----------      ------         ------       --------     ------
    Net realized gains (losses)..............      --        (143,192)      2,147            670         10,158         10
Change in unrealized gains (losses)..........      --         648,973          --             --          2,680      1,362
                                                 ----      ----------      ------         ------       --------     ------
    Net realized and unrealized gains
     (losses) on investments.................      --         505,781       2,147            670         12,838      1,372
                                                 ----      ----------      ------         ------       --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $ --      $  546,227      $2,119         $  648       $ 14,299     $1,370
                                                 ====      ==========      ======         ======       ========     ======

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            ADVANCED      ADVANCED     AIM VARIABLE  AIM VARIABLE AIM VARIABLE AIM VARIABLE
                                             SERIES        SERIES       INSURANCE     INSURANCE    INSURANCE    INSURANCE
                                              TRUST         TRUST         FUNDS         FUNDS        FUNDS        FUNDS
                                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- ------------- -------------- ------------ ------------ ------------
                                             PROFUND
                                               VP          PROFUND                                 AIM V. I.    AIM V. I.
                                           TELECOMMUNI       VP         AIM V. I.     AIM V. I.     CAPITAL      CAPITAL
                                          - CATIONS (D) UTILITIES (F) BASIC BALANCED BASIC VALUE  APPRECIATION DEVELOPMENT
                                          ------------- ------------- -------------- ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................    $   --        $  959      $   925,687   $   141,333  $   448,491   $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........       (20)         (167)        (237,363)     (117,826)    (978,711)    (118,168)
    Administrative expense...............        (2)          (19)         (18,509)       (9,167)     (72,381)      (9,044)
                                             ------        ------      -----------   -----------  -----------   ----------
    Net investment income (loss).........       (22)          773          669,815        14,340     (602,601)    (127,212)
                                             ------        ------      -----------   -----------  -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     3,140           845        5,105,943     2,883,808   13,754,590    2,331,873
    Cost of investments sold.............     2,778           815        7,333,384     4,941,978   19,954,604    3,204,743
                                             ------        ------      -----------   -----------  -----------   ----------
       Realized gains (losses) on
        fund shares......................       362            30       (2,227,441)   (2,058,170)  (6,200,014)    (872,870)
Realized gain distributions..............        --            --               --            --           --           --
                                             ------        ------      -----------   -----------  -----------   ----------
    Net realized gains (losses)..........       362            30       (2,227,441)   (2,058,170)  (6,200,014)    (872,870)
Change in unrealized gains (losses)......        --         2,368        6,757,038     5,608,725   19,619,234    4,118,822
                                             ------        ------      -----------   -----------  -----------   ----------
    Net realized and unrealized gains
     (losses) on investments.............       362         2,398        4,529,597     3,550,555   13,419,220    3,245,952
                                             ------        ------      -----------   -----------  -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................    $  340        $3,171      $ 5,199,412   $ 3,564,895  $12,816,619   $3,118,740
                                             ======        ======      ===========   ===========  ===========   ==========

--------
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                           INSURANCE    INSURANCE    INSURANCE    INSURANCE     INSURANCE    INSURANCE
                                             FUNDS        FUNDS        FUNDS        FUNDS         FUNDS        FUNDS
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------ ------------ ------------ ------------ ------------- ------------
                                                        AIM V. I.    AIM V. I.                  AIM V. I.    AIM V. I.
                                           AIM V. I.   DIVERSIFIED   GOVERNMENT   AIM V. I.   INTERNATIONAL  LARGE CAP
                                          CORE EQUITY     INCOME     SECURITIES   HIGH YIELD     GROWTH        GROWTH
                                          ------------ ------------ ------------ ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $ 1,848,993  $ 1,106,825  $   851,628   $  533,538   $  403,693    $   29,638
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........  (1,363,416)    (139,783)    (249,847)     (81,401)    (351,918)     (106,355)
    Administrative expense...............    (102,916)     (10,741)     (19,295)      (6,405)     (27,171)       (8,088)
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net investment income (loss).........     382,661      956,301      582,486      445,732       24,604       (84,805)
                                          -----------  -----------  -----------   ----------   ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................  19,243,346    2,503,526    8,769,154    1,467,427    6,088,833     1,851,024
    Cost of investments sold.............  22,449,964    3,510,570    8,246,842    1,925,691    6,094,177     2,268,081
                                          -----------  -----------  -----------   ----------   ----------    ----------
       Realized gains (losses) on
        fund shares......................  (3,206,618)  (1,007,044)     522,312     (458,264)      (5,344)     (417,057)
Realized gain distributions..............          --           --      612,116           --           --            --
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net realized gains (losses)..........  (3,206,618)  (1,007,044)   1,134,428     (458,264)      (5,344)     (417,057)
Change in unrealized gains (losses)......  27,219,368    1,014,290   (2,078,087)   2,608,146    7,828,194     2,270,440
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net realized and unrealized gains
     (losses) on investments.............  24,012,750        7,246     (943,659)   2,149,882    7,822,850     1,853,383
                                          -----------  -----------  -----------   ----------   ----------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $24,395,411  $   963,547  $  (361,173)  $2,595,614   $7,847,454    $1,768,578
                                          ===========  ===========  ===========   ==========   ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                              AIM VARIABLE  AIM VARIABLE
                                          AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  INSURANCE     INSURANCE
                                           INSURANCE    INSURANCE    INSURANCE    INSURANCE      FUNDS         FUNDS
                                             FUNDS        FUNDS        FUNDS        FUNDS      SERIES II     SERIES II
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ------------ ------------ ------------ ------------ --------------
                                           AIM V. I.    AIM V. I.                              AIM V. I.
                                            MID CAP       MONEY      AIM V. I.    AIM V. I.      BASIC       AIM V. I.
                                          CORE EQUITY     MARKET     TECHNOLOGY   UTILITIES   BALANCED II  BASIC VALUE II
                                          ------------ ------------ ------------ ------------ ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $  173,267  $    23,752   $       --   $  320,475    $ 40,973    $   107,965
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (178,345)    (262,565)     (32,975)     (87,391)    (13,340)      (138,551)
    Administrative expense...............     (13,227)     (20,625)      (2,499)      (6,709)       (900)       (16,863)
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net investment income (loss).........     (18,305)    (259,438)     (35,474)     226,375      26,733        (47,449)
                                           ----------  -----------   ----------   ----------    --------    -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   3,898,737   12,526,548      510,658    1,303,300     207,370      2,408,903
    Cost of investments sold.............   4,851,143   12,526,548      603,801    1,571,643     259,168      4,017,350
                                           ----------  -----------   ----------   ----------    --------    -----------
       Realized gains (losses) on
        fund shares......................    (952,406)          --      (93,143)    (268,343)    (51,798)    (1,608,447)
Realized gain distributions..............     167,201           --           --       80,779          --             --
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net realized gains (losses)..........    (785,205)          --      (93,143)    (187,564)    (51,798)    (1,608,447)
Change in unrealized gains (losses)......   4,256,573           --    1,243,200      791,488     270,846      5,242,032
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net realized and unrealized gains
     (losses) on investments.............   3,471,368           --    1,150,057      603,924     219,048      3,633,585
                                           ----------  -----------   ----------   ----------    --------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $3,453,063  $  (259,438)  $1,114,583   $  830,299    $245,781    $ 3,586,136
                                           ==========  ===========   ==========   ==========    ========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE    AIM VARIABLE   AIM VARIABLE  AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                              FUNDS          FUNDS          FUNDS         FUNDS         FUNDS         FUNDS
                                            SERIES II      SERIES II      SERIES II     SERIES II     SERIES II     SERIES II
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         --------------- -------------- -------------- ------------ ------------- -------------
                                            AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                                             CAPITAL        CAPITAL       AIM V. I.    DIVERSIFIED   GOVERNMENT     AIM V. I.
                                         APPRECIATION II DEVELOPMENT II CORE EQUITY II  INCOME II   SECURITIES II HIGH YIELD II
                                         --------------- -------------- -------------- ------------ ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $  10,277       $     --      $  40,628      $ 26,344    $   50,420     $ 34,967
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (53,101)        (5,422)       (39,926)       (4,506)      (20,528)      (5,902)
    Administrative expense..............       (6,414)          (354)        (4,375)         (302)       (1,349)        (431)
                                            ---------       --------      ---------      --------    ----------     --------
    Net investment income (loss)........      (49,238)        (5,776)        (3,673)       21,536        28,543       28,634
                                            ---------       --------      ---------      --------    ----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      393,754         51,828        690,224       110,126     1,370,942       90,656
    Cost of investments sold............      501,293         85,688        819,200       152,004     1,320,605      103,975
                                            ---------       --------      ---------      --------    ----------     --------
       Realized gains (losses) on
        fund shares.....................     (107,539)       (33,860)      (128,976)      (41,878)       50,337      (13,319)
Realized gain distributions.............           --             --             --            --        38,795           --
                                            ---------       --------      ---------      --------    ----------     --------
    Net realized gains (losses).........     (107,539)       (33,860)      (128,976)      (41,878)       89,132      (13,319)
Change in unrealized gains
 (losses)...............................      806,935        158,174        710,010        44,870      (167,422)     157,536
                                            ---------       --------      ---------      --------    ----------     --------
    Net realized and unrealized
     gains (losses) on
     investments........................      699,396        124,314        581,034         2,992       (78,290)     144,217
                                            ---------       --------      ---------      --------    ----------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $ 650,158       $118,538      $ 577,361      $ 24,528    $  (49,747)    $172,851
                                            =========       ========      =========      ========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                            INSURANCE    INSURANCE     INSURANCE     INSURANCE     INSURANCE    INSURANCE
                                              FUNDS        FUNDS         FUNDS         FUNDS         FUNDS        FUNDS
                                            SERIES II    SERIES II     SERIES II     SERIES II     SERIES II    SERIES II
                                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- ------------ -------------- ------------ ------------- ------------
                                            AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                          INTERNATIONAL  LARGE CAP      MID CAP        MONEY       AIM V. I.    AIM V. I.
                                            GROWTH II    GROWTH II   CORE EQUITY II  MARKET II   TECHNOLOGY II UTILITIES II
                                          ------------- ------------ -------------- ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  9,603      $     53     $   38,044     $  1,133      $    --      $ 18,629
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (9,965)       (8,783)       (55,955)     (24,245)        (622)       (6,753)
    Administrative expense...............       (659)         (596)        (6,266)      (1,766)         (42)         (482)
                                            --------      --------     ----------     --------      -------      --------
    Net investment income (loss).........     (1,021)       (9,326)       (24,177)     (24,878)        (664)       11,394
                                            --------      --------     ----------     --------      -------      --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    174,019       166,618        936,989      471,942       16,573       173,616
    Cost of investments sold.............    195,125       192,428      1,201,878      471,942       20,234       225,382
                                            --------      --------     ----------     --------      -------      --------
       Realized gains (losses) on
        fund shares......................    (21,106)      (25,810)      (264,889)          --       (3,661)      (51,766)
Realized gain distributions..............         --            --         47,952           --           --         5,096
                                            --------      --------     ----------     --------      -------      --------
    Net realized gains (losses)..........    (21,106)      (25,810)      (216,937)          --       (3,661)      (46,670)
Change in unrealized gains (losses)......    195,275       162,343      1,171,368           --       22,219        81,438
                                            --------      --------     ----------     --------      -------      --------
    Net realized and unrealized gains
     (losses) on investments.............    174,169       136,533        954,431           --       18,558        34,768
                                            --------      --------     ----------     --------      -------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $173,148      $127,207     $  930,254     $(24,878)     $17,894      $ 46,162
                                            ========      ========     ==========     ========      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                           ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                           VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                            PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                          SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------  ------------- ------------- ------------- ------------- -------------
                                                         ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                           BERNSTEIN     GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID      UTILITY
                                          VPS GROWTH      INCOME         VALUE        GROWTH       CAP VALUE    INCOME (G)
                                          -----------  ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $        --   $ 2,549,870   $   218,562   $       --    $   182,901   $   180,583
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (382,854)   (1,108,569)     (303,881)    (311,674)      (328,475)      (42,908)
    Administrative expense...............     (38,640)      (87,684)      (39,356)     (25,028)       (42,145)       (5,261)
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net investment income (loss).........    (421,494)    1,353,617      (124,675)    (336,702)      (187,719)      132,414
                                          -----------   -----------   -----------   ----------    -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   4,654,241    12,513,989     5,998,548    4,041,131      4,710,559     4,766,438
    Cost of investments sold.............   5,727,523    19,868,817     9,568,801    4,849,821      6,693,710     6,363,074
                                          -----------   -----------   -----------   ----------    -----------   -----------
       Realized gains (losses) on
        fund shares......................  (1,073,282)   (7,354,828)   (3,570,253)    (808,690)    (1,983,151)   (1,596,636)
Realized gain distributions..............          --            --            --           --        964,753            --
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net realized gains (losses)..........  (1,073,282)   (7,354,828)   (3,570,253)    (808,690)    (1,018,398)   (1,596,636)
Change in unrealized gains (losses)......   8,500,633    18,261,334     9,677,749    7,339,820      8,844,055     1,752,896
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net realized and unrealized gains
     (losses) on investments.............   7,427,351    10,906,506     6,107,496    6,531,130      7,825,657       156,260
                                          -----------   -----------   -----------   ----------    -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $ 7,005,857   $12,260,123   $ 5,982,821   $6,194,428    $ 7,637,938   $   288,674
                                          ===========   ===========   ===========   ==========    ===========   ===========

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            ALLIANCE                      DREYFUS
                                            BERNSTEIN      AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                            VARIABLE        CENTURY     RESPONSIBLE                 VARIABLE     VARIABLE
                                             PRODUCT       VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                                           SERIES FUND  PORTFOLIOS, INC FUND, INC.   INDEX FUND       FUND         FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- --------------- ----------- ------------- ------------ ------------
                                                                          DREYFUS
                                            ALLIANCE       AMERICAN      SOCIALLY
                                          BERNSTEIN VPS     CENTURY     RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                                              VALUE       VP BALANCED   GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                                          ------------- --------------- ----------- ------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  64,444       $  966        $   202     $ 10,428      $  1,488    $    2,357
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (30,180)        (248)          (267)      (6,714)       (1,441)      (24,755)
    Administrative expense...............      (3,845)         (18)           (20)        (508)         (113)       (1,714)
                                            ---------       ------        -------     --------      --------    ----------
    Net investment income (loss).........      30,419          700            (85)       3,206           (66)      (24,112)
                                            ---------       ------        -------     --------      --------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     430,904          817          5,623      179,521        26,998     2,871,236
    Cost of investments sold.............     674,467          996          7,399      230,818        40,915     2,871,236
                                            ---------       ------        -------     --------      --------    ----------
       Realized gains (losses) on
        fund shares......................    (243,563)        (179)        (1,776)     (51,297)      (13,917)           --
Realized gain distributions..............          --           --             --       33,784            --            --
                                            ---------       ------        -------     --------      --------    ----------
    Net realized gains (losses)..........    (243,563)        (179)        (1,776)     (17,513)      (13,917)           --
Change in unrealized gains (losses)......     593,078        1,953          8,477      120,870        41,357            --
                                            ---------       ------        -------     --------      --------    ----------
    Net realized and unrealized gains
     (losses) on investments.............     349,515        1,774          6,701      103,357        27,440            --
                                            ---------       ------        -------     --------      --------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ 379,934       $2,474        $ 6,616     $106,563      $ 27,374    $  (24,112)
                                            =========       ======        =======     ========      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                  DWS         DWS          DWS          DWS           DWS          DWS
                                               VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE     VARIABLE
                                               SERIES I    SERIES I     SERIES I      SERIES I     SERIES I     SERIES II
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                              ----------- ----------- ------------- ------------ ------------- -----------
                                                              DWS          DWS
                                                            CAPITAL      GLOBAL         DWS           DWS          DWS
                                                  DWS       GROWTH    OPPORTUNITIES  GROWTH AND  INTERNATIONAL  BALANCED
                                              BOND VIP A     VIP A        VIP A     INCOME VIP A     VIP A      VIP A II
                                              ----------- ----------- ------------- ------------ ------------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $39,805    $ 14,463     $ 14,910      $  8,688     $ 19,964     $ 52,928
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,992)     (4,661)      (3,927)       (1,703)      (1,920)      (5,907)
    Administrative expense...................    (1,483)     (3,317)      (2,710)       (1,214)      (1,340)      (4,278)
                                                -------    --------     --------      --------     --------     --------
    Net investment income (loss).............    36,330       6,485        8,273         5,771       16,704       42,743
                                                -------    --------     --------      --------     --------     --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    15,717     141,822      101,485        40,170       29,355       87,564
    Cost of investments sold.................    19,671     180,162      128,149        67,344       48,245      104,688
                                                -------    --------     --------      --------     --------     --------
       Realized gains (losses) on fund
        shares...............................    (3,954)    (38,340)     (26,664)      (27,174)     (18,890)     (17,124)
Realized gain distributions..................        --          --           --            --           --           --
                                                -------    --------     --------      --------     --------     --------
    Net realized gains (losses)..............    (3,954)    (38,340)     (26,664)      (27,174)     (18,890)     (17,124)
Change in unrealized gains (losses)..........    11,325     301,738      368,460       139,795      131,247      269,869
                                                -------    --------     --------      --------     --------     --------
    Net realized and unrealized gains
     (losses) on investments.................     7,371     263,398      341,796       112,621      112,357      252,745
                                                -------    --------     --------      --------     --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $43,701    $269,883     $350,069      $118,392     $129,061     $295,488
                                                =======    ========     ========      ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  FIDELITY      FIDELITY      FIDELITY
                                             DWS          DWS       FEDERATED     VARIABLE      VARIABLE      VARIABLE
                                           VARIABLE    VARIABLE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                          SERIES II    SERIES II     SERIES     PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ----------- ------------- ------------- ------------- -------------
                                                          DWS
                                             DWS       SMALL CAP    FEDERATED
                                         MONEY MARKET   GROWTH        PRIME          VIP           VIP
                                           VIP A II    VIP A II   MONEY FUND II  CONTRAFUND   EQUITY-INCOME  VIP GROWTH
                                         ------------ ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  3,437    $     --    $   48,155    $   87,029     $  24,292    $   13,754
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (3,186)     (1,153)     (188,672)      (79,634)      (13,468)      (39,722)
    Administrative expense..............     (2,301)       (830)      (14,339)       (6,406)       (1,063)       (3,177)
                                           --------    --------    ----------    ----------     ---------    ----------
    Net investment income
     (loss).............................     (2,050)     (1,983)     (154,856)          989         9,761       (29,145)
                                           --------    --------    ----------    ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    422,460       9,579     6,844,614     1,849,443       231,267       822,934
    Cost of investments sold............    422,460      15,417     6,844,614     2,828,847       371,407     1,250,255
                                           --------    --------    ----------    ----------     ---------    ----------
       Realized gains (losses) on
        fund shares.....................         --      (5,838)           --      (979,404)     (140,140)     (427,321)
Realized gain distributions.............         --          --            --         1,722            --         2,726
                                           --------    --------    ----------    ----------     ---------    ----------
    Net realized gains (losses).........         --      (5,838)           --      (977,682)     (140,140)     (424,595)
Change in unrealized gains
 (losses)...............................         --     105,981            --     2,840,379       422,444     1,196,871
                                           --------    --------    ----------    ----------     ---------    ----------
    Net realized and unrealized
     gains (losses) on
     investments........................         --     100,143            --     1,862,697       282,304       772,276
                                           --------    --------    ----------    ----------     ---------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ (2,050)   $ 98,160    $ (154,856)   $1,863,686     $ 292,065    $  743,131
                                           ========    ========    ==========    ==========     =========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                     FIDELITY
                                           FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE
                                           VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE
                                           INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND
                                         PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- -----------------
                                                                          VIP                        VIP ASSET
                                              VIP                     INVESTMENT        VIP       MANAGER GROWTH
                                          HIGH INCOME  VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2)
                                         ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  95,018    $  119,766     $219,992      $  28,159        $ 1,005
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (15,432)      (59,716)     (28,929)       (16,549)          (945)
    Administrative expense..............      (1,266)       (4,819)      (2,417)        (1,363)           (70)
                                           ---------    ----------     --------      ---------        -------
    Net investment income
     (loss).............................      78,320        55,231      188,646         10,247            (10)
                                           ---------    ----------     --------      ---------        -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     460,280     1,299,339      854,088        367,906          1,012
    Cost of investments sold............     618,645     1,612,882      903,338        544,998          1,008
                                           ---------    ----------     --------      ---------        -------
       Realized gains (losses) on
        fund shares.....................    (158,365)     (313,543)     (49,250)      (177,092)             4
Realized gain distributions.............          --       103,196        9,557          4,393            160
                                           ---------    ----------     --------      ---------        -------
    Net realized gains (losses).........    (158,365)     (210,347)     (39,693)      (172,699)           164
Change in unrealized gains
 (losses)...............................     523,630     1,275,854      166,875        452,139         25,158
                                           ---------    ----------     --------      ---------        -------
    Net realized and unrealized
     gains (losses) on
     investments........................     365,265     1,065,507      127,182        279,440         25,322
                                           ---------    ----------     --------      ---------        -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ 443,585    $1,120,738     $315,828      $ 289,687        $25,312
                                           =========    ==========     ========      =========        =======

                                             FIDELITY
                                             VARIABLE
                                             INSURANCE
                                           PRODUCTS FUND
                                         (SERVICE CLASS 2)
                                            SUB-ACCOUNT
                                         -----------------

                                          VIP CONTRAFUND
                                         (SERVICE CLASS 2)
                                         -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $   783,733
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (943,338)
    Administrative expense..............       (126,678)
                                            -----------
    Net investment income
     (loss).............................       (286,283)
                                            -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     11,629,310
    Cost of investments sold............     19,961,296
                                            -----------
       Realized gains (losses) on
        fund shares.....................     (8,331,986)
Realized gain distributions.............         19,026
                                            -----------
    Net realized gains (losses).........     (8,312,960)
Change in unrealized gains
 (losses)...............................     28,272,625
                                            -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     19,959,665
                                            -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $19,673,382
                                            ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                                 VIP FREEDOM
                                             VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                                        EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $  18,781        $  333,830        $  206,769         $  51,335        $  116,770
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (14,482)         (127,014)          (91,071)          (32,265)          (44,071)
    Administrative expense...........        (1,001)          (16,820)          (12,371)           (4,462)           (6,032)
                                          ---------        ----------        ----------         ---------        ----------
    Net investment income
     (loss)..........................         3,298           189,996           103,327            14,608            66,667
                                          ---------        ----------        ----------         ---------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............       383,548         2,731,331         1,944,799           486,835           953,844
    Cost of investments sold.........       615,153         3,399,745         2,489,445           717,179         1,039,708
                                          ---------        ----------        ----------         ---------        ----------
       Realized gains (losses)
        on fund shares...............      (231,605)         (668,414)         (544,646)         (230,344)          (85,864)
Realized gain distributions..........            --            70,321            80,154            30,189            47,558
                                          ---------        ----------        ----------         ---------        ----------
    Net realized gains
     (losses)........................      (231,605)         (598,093)         (464,492)         (200,155)          (38,306)
Change in unrealized gains
 (losses)............................       462,860         2,120,811         1,967,614           810,520           364,040
                                          ---------        ----------        ----------         ---------        ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       231,255         1,522,718         1,503,122           610,365           325,734
                                          ---------        ----------        ----------         ---------        ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $ 234,553        $1,712,714        $1,606,449         $ 624,973        $  392,401
                                          =========        ==========        ==========         =========        ==========

                                          FIDELITY
                                          VARIABLE
                                          INSURANCE
                                        PRODUCTS FUND
                                      (SERVICE CLASS 2)
                                         SUB-ACCOUNT
                                      -----------------

                                         VIP GROWTH
                                          & INCOME
                                      (SERVICE CLASS 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   80,021
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (134,481)
    Administrative expense...........       (17,242)
                                         ----------
    Net investment income
     (loss)..........................       (71,702)
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,583,624
    Cost of investments sold.........     2,316,959
                                         ----------
       Realized gains (losses)
        on fund shares...............      (733,335)
Realized gain distributions..........            --
                                         ----------
    Net realized gains
     (losses)........................      (733,335)
Change in unrealized gains
 (losses)............................     2,852,943
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     2,119,608
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $2,047,906
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- ----------------- -----------------
                                                               VIP            VIP HIGH                         VIP INVESTMENT
                                         VIP GROWTH       GROWTH STOCK         INCOME         VIP INDEX 500      GRADE BOND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $    463          $     712        $  587,667        $  154,152          $  438
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (4,075)           (18,171)         (109,158)          (92,335)            (52)
    Administrative expense...........         (282)            (2,529)          (13,898)          (12,043)             (3)
                                          --------          ---------        ----------        ----------          ------
    Net investment income
     (loss)..........................       (3,894)           (19,988)          464,611            49,774             383
                                          --------          ---------        ----------        ----------          ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      178,376            367,983         2,225,333         2,047,900           6,919
    Cost of investments sold.........      235,751            499,622         2,803,743         2,551,963           7,678
                                          --------          ---------        ----------        ----------          ------
       Realized gains (losses)
        on fund shares...............      (57,375)          (131,639)         (578,410)         (504,063)           (759)
Realized gain distributions..........          213                 --                --           135,882              15
                                          --------          ---------        ----------        ----------          ------
    Net realized gains
     (losses)........................      (57,162)          (131,639)         (578,410)         (368,181)           (744)
Change in unrealized gains
 (losses)............................      115,396            635,126         2,649,775         1,949,323             771
                                          --------          ---------        ----------        ----------          ------
    Net realized and unrealized
     gains (losses) on
     investments.....................       58,234            503,487         2,071,365         1,581,142              27
                                          --------          ---------        ----------        ----------          ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $ 54,340          $ 483,499        $2,535,976        $1,630,916          $  410
                                          ========          =========        ==========        ==========          ======

                                          FIDELITY
                                          VARIABLE
                                          INSURANCE
                                        PRODUCTS FUND
                                      (SERVICE CLASS 2)
                                         SUB-ACCOUNT
                                      -----------------

                                         VIP MIDCAP
                                      (SERVICE CLASS 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $    81,350
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (251,584)
    Administrative expense...........        (33,996)
                                         -----------
    Net investment income
     (loss)..........................       (204,230)
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      3,796,563
    Cost of investments sold.........      5,803,303
                                         -----------
       Realized gains (losses)
        on fund shares...............     (2,006,740)
Realized gain distributions..........         93,527
                                         -----------
    Net realized gains
     (losses)........................     (1,913,213)
Change in unrealized gains
 (losses)............................      7,788,175
                                         -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      5,874,962
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $ 5,670,732
                                         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                            FIDELITY         FRANKLIN       FRANKLIN        FRANKLIN
                                      FIDELITY VARIABLE     VARIABLE        TEMPLETON      TEMPLETON        TEMPLETON
                                          INSURANCE         INSURANCE        VARIABLE       VARIABLE        VARIABLE
                                        PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE        INSURANCE
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST
                                         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                      ----------------- ----------------- -------------- -------------- -----------------
                                                                             FRANKLIN       FRANKLIN
                                          VIP MONEY                          FLEX CAP      GROWTH AND
                                           MARKET         VIP OVERSEAS        GROWTH         INCOME       FRANKLIN HIGH
                                      (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES   INCOME SECURITIES
                                      ----------------- ----------------- -------------- -------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   127,947        $  1,682        $       --    $ 2,013,077      $  644,425
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......       (384,446)         (1,405)          (57,112)      (571,398)       (145,169)
    Administrative expense...........        (49,029)           (103)           (7,268)       (78,391)        (15,406)
                                         -----------        --------        ----------    -----------      ----------
    Net investment income
     (loss)..........................       (305,528)            174           (64,380)     1,363,288         483,850
                                         -----------        --------        ----------    -----------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     18,919,073          65,538           843,418      8,204,551       2,524,593
    Cost of investments sold.........     18,919,073         120,816           977,083     13,134,392       2,931,263
                                         -----------        --------        ----------    -----------      ----------
       Realized gains (losses)
        on fund shares...............             --         (55,278)         (133,665)    (4,929,841)       (406,670)
Realized gain distributions..........             --             372                --             --              --
                                         -----------        --------        ----------    -----------      ----------
    Net realized gains (losses)......             --         (54,906)         (133,665)    (4,929,841)       (406,670)
Change in unrealized gains
 (losses)............................             --          66,589         1,249,193     12,811,157       3,157,461
                                         -----------        --------        ----------    -----------      ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................             --          11,683         1,115,528      7,881,316       2,750,791
                                         -----------        --------        ----------    -----------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  (305,528)       $ 11,857        $1,051,148    $ 9,244,604      $3,234,641
                                         ===========        ========        ==========    ===========      ==========

                                         FRANKLIN
                                        TEMPLETON
                                         VARIABLE
                                        INSURANCE
                                      PRODUCTS TRUST
                                       SUB-ACCOUNT
                                      --------------

                                         FRANKLIN
                                          INCOME
                                        SECURITIES
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 15,195,216
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (2,622,268)
    Administrative expense...........      (326,336)
                                       ------------
    Net investment income
     (loss)..........................    12,246,612
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    35,648,969
    Cost of investments sold.........    46,857,595
                                       ------------
       Realized gains (losses)
        on fund shares...............   (11,208,626)
Realized gain distributions..........            --
                                       ------------
    Net realized gains (losses)......   (11,208,626)
Change in unrealized gains
 (losses)............................    52,961,231
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    41,752,605
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 53,999,217
                                       ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                            TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                             VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                          PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- -------------- -------------- -------------- --------------
                                                                           FRANKLIN
                                             FRANKLIN       FRANKLIN        SMALL
                                            LARGE CAP      SMALL CAP       MID CAP                    MUTUAL GLOBAL
                                              GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY
                                            SECURITIES     SECURITIES     SECURITIES     GOVERNMENT   SECURITIES (H)
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   649,723    $   604,473      $     --     $ 1,559,437    $   262,024
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (638,031)      (503,888)      (27,151)       (603,279)      (319,089)
    Administrative expense...............      (88,676)       (66,149)       (3,460)        (79,657)       (43,577)
                                           -----------    -----------      --------     -----------    -----------
    Net investment income (loss).........      (76,984)        34,436       (30,611)        876,501       (100,642)
                                           -----------    -----------      --------     -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    8,838,887      7,276,656       307,971      18,792,344      5,315,163
    Cost of investments sold.............   11,990,317     10,080,516       383,174      18,392,071      6,656,531
                                           -----------    -----------      --------     -----------    -----------
       Realized gains (losses) on
        fund shares......................   (3,151,430)    (2,803,860)      (75,203)        400,273     (1,341,368)
Realized gain distributions..............           --      1,664,636            --              --        618,258
                                           -----------    -----------      --------     -----------    -----------
    Net realized gains (losses)..........   (3,151,430)    (1,139,224)      (75,203)        400,273       (723,110)
Change in unrealized gains (losses)......   14,758,429      9,994,800       777,957        (755,791)     5,184,732
                                           -----------    -----------      --------     -----------    -----------
    Net realized and unrealized gains
     (losses) on investments.............   11,606,999      8,855,576       702,754        (355,518)     4,461,622
                                           -----------    -----------      --------     -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $11,530,015    $ 8,890,012      $672,143     $   520,983    $ 4,360,980
                                           ===========    ===========      ========     ===========    ===========

                                             FRANKLIN
                                            TEMPLETON
                                             VARIABLE
                                            INSURANCE
                                          PRODUCTS TRUST
                                           SUB-ACCOUNT
                                          --------------



                                          MUTUAL SHARES
                                            SECURITIES
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 2,080,226
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (1,534,054)
    Administrative expense...............     (192,424)
                                           -----------
    Net investment income (loss).........      353,748
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   22,482,774
    Cost of investments sold.............   31,815,907
                                           -----------
       Realized gains (losses) on
        fund shares......................   (9,333,133)
Realized gain distributions..............           --
                                           -----------
    Net realized gains (losses)..........   (9,333,133)
Change in unrealized gains (losses)......   32,282,465
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   22,949,332
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $23,303,080
                                           ===========

--------
(h)Previously known as Mutual Discovery Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                           TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    GOLDMAN SACHS  GOLDMAN SACHS
                                            VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE      VARIABLE
                                           INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                         PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST     TRUST          TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- -------------- -------------
                                           TEMPLETON                     TEMPLETON
                                           DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON                        VIT
                                            MARKETS        FOREIGN          BOND          GROWTH          VIT        GROWTH AND
                                           SECURITIES     SECURITIES   SECURITIES (I)   SECURITIES   CAPITAL GROWTH    INCOME
                                         -------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 1,007,528    $  4,060,765    $  390,609     $  41,337        $  121      $   94,927
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (336,008)     (1,704,196)      (40,762)      (17,377)         (347)        (77,981)
    Administrative expense..............      (44,935)       (210,502)       (4,892)       (1,328)          (25)        (10,129)
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net investment income (loss)........      626,585       2,146,067       344,955        22,632          (251)          6,817
                                          -----------    ------------    ----------     ---------        ------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    5,655,516      26,783,441     2,131,287       219,891           399       1,029,841
    Cost of investments sold............    8,155,443      37,915,203     1,914,748       361,294           513       1,477,256
                                          -----------    ------------    ----------     ---------        ------      ----------
       Realized gains (losses) on
        fund shares.....................   (2,499,927)    (11,131,762)      216,539      (141,403)         (114)       (447,415)
Realized gain distributions.............       97,281       5,009,600            --            --            --              --
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net realized gains (losses).........   (2,402,646)     (6,122,162)      216,539      (141,403)         (114)       (447,415)
Change in unrealized gains
 (losses)...............................   14,262,973      40,127,434       (41,406)      455,778         9,941       1,329,085
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   11,860,327      34,005,272       175,133       314,375         9,827         881,670
                                          -----------    ------------    ----------     ---------        ------      ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $12,486,912    $ 36,151,339    $  520,088     $ 337,007        $9,576      $  888,487
                                          ===========    ============    ==========     =========        ======      ==========

--------
(i)Previously known as Templeton Global Income Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE                        JANUS
                                        INSURANCE     INSURANCE     INSURANCE     INSURANCE      JANUS         ASPEN SERIES
                                          TRUST         TRUST         TRUST         TRUST     ASPEN SERIES   (SERVICE SHARES)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------ --------------------
                                                         VIT           VIT           VIT
                                                      STRATEGIC    STRUCTURED    STRUCTURED
                                           VIT      INTERNATIONAL   SMALL CAP    U.S. EQUITY     FORTY           OVERSEAS
                                      MID CAP VALUE    EQUITY        EQUITY         FUND       PORTFOLIO   (SERVICE SHARES) (J)
                                      ------------- ------------- ------------- ------------- ------------ --------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   82,795      $   44      $   117,311   $  160,886      $    5          $    90
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (66,216)        (32)        (147,374)    (116,403)       (202)            (213)
    Administrative expense...........      (8,662)         (3)         (19,230)     (14,967)        (15)             (15)
                                       ----------      ------      -----------   ----------      ------          -------
    Net investment income
     (loss)..........................       7,917           9          (49,293)      29,516        (212)            (138)
                                       ----------      ------      -----------   ----------      ------          -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     716,642       2,236        2,175,157    1,672,390       1,358           85,372
    Cost of investments sold.........   1,202,520       3,207        3,918,284    2,480,153       1,077           58,403
                                       ----------      ------      -----------   ----------      ------          -------
       Realized gains (losses)
        on fund shares...............    (485,878)       (971)      (1,743,127)    (807,763)        281           26,969
Realized gain distributions..........          --          --               --           --          --              941
                                       ----------      ------      -----------   ----------      ------          -------
    Net realized gains (losses)......    (485,878)       (971)      (1,743,127)    (807,763)        281           27,910
Change in unrealized gains
 (losses)............................   1,732,208       1,363        4,235,335    2,204,244       5,161           33,570
                                       ----------      ------      -----------   ----------      ------          -------
    Net realized and unrealized
     gains (losses) on
     investments.....................   1,246,330         392        2,492,208    1,396,481       5,442           61,480
                                       ----------      ------      -----------   ----------      ------          -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $1,254,247      $  401      $ 2,442,915   $1,425,997      $5,230          $61,342
                                       ==========      ======      ===========   ==========      ======          =======

--------
(j)Previously known as International Growth (Service Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         LAZARD         LEGG MASON          LEGG MASON
                                       RETIREMENT    PARTNERS VARIABLE   PARTNERS VARIABLE LORD ABBETT  LORD ABBETT
                                      SERIES, INC.     INCOME TRUST      PORTFOLIOS I, INC SERIES FUND  SERIES FUND
                                      SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------ --------------------- ----------------- ----------- --------------
                                                        LEGG MASON          LEGG MASON
                                                        CLEARBRIDGE         CLEARBRIDGE
                                        EMERGING         VARIABLE            VARIABLE
                                        MARKETS         FUNDAMENTAL          INVESTORS
                                         EQUITY    VALUE PORTFOLIO I (K)  PORTFOLIO I (L)   ALL VALUE  BOND-DEBENTURE
                                      ------------ --------------------- ----------------- ----------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $ 21             $ 12                $ 18        $   16,767   $ 2,051,441
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (13)             (11)                (13)         (139,486)     (444,107)
    Administrative expense...........       (1)              (1)                 (1)          (18,439)      (61,063)
                                          ----             ----                ----        ----------   -----------
    Net investment income
     (loss)..........................        7               --                   4          (141,158)    1,546,271
                                          ----             ----                ----        ----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      303               13                  16         1,874,916    12,374,627
    Cost of investments sold.........      215               22                  20         2,254,337    13,509,648
                                          ----             ----                ----        ----------   -----------
       Realized gains (losses)
        on fund shares...............       88               (9)                 (4)         (379,421)   (1,135,021)
Realized gain distributions..........       --               --                  --                --            --
                                          ----             ----                ----        ----------   -----------
    Net realized gains (losses)......       88               (9)                 (4)         (379,421)   (1,135,021)
Change in unrealized gains
 (losses)............................      386              210                 192         2,639,547     8,171,951
                                          ----             ----                ----        ----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      474              201                 188         2,260,126     7,036,930
                                          ----             ----                ----        ----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $481             $201                $192        $2,118,968   $ 8,583,201
                                          ====             ====                ====        ==========   ===========

                                      LORD ABBETT
                                      SERIES FUND
                                      SUB-ACCOUNT
                                      -----------



                                      GROWTH AND
                                        INCOME
                                      -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   228,754
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (315,114)
    Administrative expense...........     (43,963)
                                      -----------
    Net investment income
     (loss)..........................    (130,323)
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   4,051,992
    Cost of investments sold.........   6,567,339
                                      -----------
       Realized gains (losses)
        on fund shares...............  (2,515,347)
Realized gain distributions..........          --
                                      -----------
    Net realized gains (losses)......  (2,515,347)
Change in unrealized gains
 (losses)............................   6,228,600
                                      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   3,713,253
                                      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $ 3,582,930
                                      ===========

--------
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(l)Previously known as Legg Mason Variable Investors Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                         MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE
                                               LORD ABBETT  LORD ABBETT   INSURANCE    INSURANCE      INSURANCE     INSURANCE
                                               SERIES FUND  SERIES FUND     TRUST        TRUST          TRUST         TRUST
                                               SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------- -----------  ------------ ------------ --------------- ------------
                                                 GROWTH       MID-CAP                     MFS            MFS         MFS NEW
                                              OPPORTUNITIES    VALUE      MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY
                                              ------------- -----------  ------------ ------------ --------------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $       --   $   120,480    $  2,705     $ 37,030      $ 27,252      $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (172,481)     (351,439)    (10,374)      (5,665)      (20,126)        (21,542)
    Administrative expense...................     (23,375)      (47,978)       (805)        (460)       (1,608)         (1,781)
                                               ----------   -----------    --------     --------      --------      ----------
    Net investment income (loss).............    (195,856)     (278,937)     (8,474)      30,905         5,518         (23,323)
                                               ----------   -----------    --------     --------      --------      ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   2,664,310     5,652,145     207,634      128,075       381,140         447,806
    Cost of investments sold.................   3,368,824    10,037,227     306,863      176,098       457,314         622,536
                                               ----------   -----------    --------     --------      --------      ----------
       Realized gains (losses) on fund
        shares...............................    (704,514)   (4,385,082)    (99,229)     (48,023)      (76,174)       (174,730)
Realized gain distributions..................          --            --          --           --            --              --
                                               ----------   -----------    --------     --------      --------      ----------
    Net realized gains (losses)..............    (704,514)   (4,385,082)    (99,229)     (48,023)      (76,174)       (174,730)
Change in unrealized gains (losses)..........   5,340,518    10,300,690     358,342      181,754       424,077       1,063,886
                                               ----------   -----------    --------     --------      --------      ----------
    Net realized and unrealized gains
     (losses) on investments.................   4,636,004     5,915,608     259,113      133,731       347,903         889,156
                                               ----------   -----------    --------     --------      --------      ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $4,440,148   $ 5,636,671    $250,639     $164,636      $353,421      $  865,833
                                               ==========   ===========    ========     ========      ========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                         MFS VARIABLE MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE
                                          INSURANCE    INSURANCE     INSURANCE        TRUST           TRUST           TRUST
                                            TRUST        TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ------------ ------------- --------------- --------------- ---------------
                                                                                                  MFS INVESTORS      MFS NEW
                                             MFS      MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY
                                           RESEARCH       BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                         ------------ ------------ ------------- --------------- --------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  9,153     $ 67,383     $  8,306       $     86        $  3,177        $     --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (8,529)     (17,772)      (2,654)        (4,152)         (3,256)         (3,830)
    Administrative expense..............       (616)      (1,467)        (201)          (289)           (228)           (287)
                                           --------     --------     --------       --------        --------        --------
    Net investment income
     (loss).............................          8       48,144        5,451         (4,355)           (307)         (4,117)
                                           --------     --------     --------       --------        --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    116,482      491,441       54,598        172,155         112,304         136,796
    Cost of investments sold............    148,857      509,569       65,387        195,605         113,646         160,913
                                           --------     --------     --------       --------        --------        --------
       Realized gains (losses) on
        fund shares.....................    (32,375)     (18,128)     (10,789)       (23,450)         (1,342)        (24,117)
Realized gain distributions.............         --           --           --             --              --              --
                                           --------     --------     --------       --------        --------        --------
    Net realized gains (losses).........    (32,375)     (18,128)     (10,789)       (23,450)         (1,342)        (24,117)
Change in unrealized gains
 (losses)...............................    192,086      163,872       67,205        102,124          50,374         171,548
                                           --------     --------     --------       --------        --------        --------
    Net realized and unrealized
     gains (losses) on
     investments........................    159,711      145,744       56,416         78,674          49,032         147,431
                                           --------     --------     --------       --------        --------        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $159,719     $193,888     $ 61,867       $ 74,319        $ 48,725        $143,314
                                           ========     ========     ========       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                 MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                     TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                --------------- --------------- -------------- -------------- -------------- --------------
                                      MFS
                                   RESEARCH      MFS UTILITIES    AGGRESSIVE      CAPITAL        DIVIDEND       EUROPEAN
                                (SERVICE CLASS) (SERVICE CLASS)     EQUITY     OPPORTUNITIES      GROWTH         EQUITY
                                --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $ 1,826        $ 49,654       $       --    $   604,913    $ 3,221,454    $ 2,014,727
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (2,248)        (16,919)        (159,803)    (2,094,569)    (2,145,288)      (659,981)
    Administrative
     expense...................        (157)         (1,157)         (11,535)      (147,467)      (158,108)       (48,235)
                                    -------        --------       ----------    -----------    -----------    -----------
    Net investment income
     (loss)....................        (579)         31,578         (171,338)    (1,637,123)       918,058      1,306,511
                                    -------        --------       ----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      41,961         187,612        2,186,559     27,134,976     29,337,367      9,562,131
    Cost of investments
     sold......................      42,742         231,843        2,439,138     36,191,727     32,287,454     13,187,498
                                    -------        --------       ----------    -----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................        (781)        (44,231)        (252,579)    (9,056,751)    (2,950,087)    (3,625,367)
Realized gain
 distributions.................          --              --               --             --             --      2,547,543
                                    -------        --------       ----------    -----------    -----------    -----------
    Net realized gains
     (losses)..................        (781)        (44,231)        (252,579)    (9,056,751)    (2,950,087)    (1,077,824)
Change in unrealized gains
 (losses)......................      41,199         322,224        6,287,908     94,011,113     35,506,562     11,339,599
                                    -------        --------       ----------    -----------    -----------    -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      40,418         277,993        6,035,329     84,954,362     32,556,475     10,261,775
                                    -------        --------       ----------    -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $39,839        $309,571       $5,863,991    $83,317,239    $33,474,533    $11,568,286
                                    =======        ========       ==========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                         VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                          SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                         GLOBAL
                                          GLOBAL        DIVIDEND                                                    LIMITED
                                      ADVANTAGE (M)      GROWTH       HIGH YIELD   INCOME BUILDER  INCOME PLUS      DURATION
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    60,096    $ 2,768,534    $ 1,134,088    $   488,849    $ 5,248,661     $  700,757
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (21,823)      (699,779)      (183,810)      (194,335)    (1,340,007)      (209,554)
    Administrative expense...........       (1,573)       (52,192)       (13,144)       (14,219)       (99,431)       (15,476)
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net investment income
     (loss)..........................       36,700      2,016,563        937,134        280,295      3,809,223        475,727
                                       -----------    -----------    -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,616,268      9,926,138      2,653,058      3,104,172     19,393,432      3,006,644
    Cost of investments sold.........    8,207,936     16,558,878      4,222,028      4,192,568     20,257,339      3,666,583
                                       -----------    -----------    -----------    -----------    -----------     ----------
       Realized gains (losses)
        on fund shares...............   (2,591,668)    (6,632,740)    (1,568,970)    (1,088,396)      (863,907)      (659,939)
Realized gain distributions..........           --             --             --          7,481             --             --
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net realized gains (losses)......   (2,591,668)    (6,632,740)    (1,568,970)    (1,080,915)      (863,907)      (659,939)
Change in unrealized gains
 (losses)............................    2,262,200     11,744,078      5,622,055      3,836,494     16,465,431        828,256
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (329,468)     5,111,338      4,053,085      2,755,579     15,601,524        168,317
                                       -----------    -----------    -----------    -----------    -----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  (292,768)   $ 7,127,901    $ 4,990,219    $ 3,035,874    $19,410,747     $  644,044
                                       ===========    ===========    ===========    ===========    ===========     ==========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                                           MORGAN STANLEY   MORGAN STANLEY
                              MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE
                                 VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT
                                INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES
                                  SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                              -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                             AGGRESSIVE        CAPITAL
                                                                                               EQUITY       OPPORTUNITIES
                               MONEY MARKET  S&P 500 INDEX    STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES)
                              -------------- -------------- -------------- -------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................  $    25,634    $   895,213    $ 2,812,987    $ 1,920,531      $       --      $    64,304
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................   (1,225,364)      (428,319)    (1,596,330)      (763,470)       (222,886)        (828,891)
    Administrative
     expense.................      (90,333)       (31,213)      (112,602)       (56,487)        (16,732)         (73,314)
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net investment income
     (loss)..................   (1,290,063)       435,681      1,104,055      1,100,574        (239,618)        (837,901)
                               -----------    -----------    -----------    -----------      ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales......   45,090,337      4,864,382     21,953,051     12,656,237       2,531,049       10,890,528
    Cost of investments
     sold....................   45,090,337      5,972,197     29,427,557     20,575,849       2,455,597       11,270,120
                               -----------    -----------    -----------    -----------      ----------      -----------
       Realized gains
        (losses) on
        fund shares..........           --     (1,107,815)    (7,474,506)    (7,919,612)         75,452         (379,592)
Realized gain
 distributions...............           --             --             --     18,824,573              --               --
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net realized gains
     (losses)................           --     (1,107,815)    (7,474,506)    10,904,961          75,452         (379,592)
Change in unrealized gains
 (losses)....................           --      7,755,938     26,717,710     (3,042,545)      7,087,581       28,109,155
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............           --      6,648,123     19,243,204      7,862,416       7,163,033       27,729,563
                               -----------    -----------    -----------    -----------      ----------      -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................  $(1,290,063)   $ 7,083,804    $20,347,259    $ 8,962,990      $6,923,415      $26,891,662
                               ===========    ===========    ===========    ===========      ==========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                              MORGAN STANLEY   MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY   MORGAN STANLEY
                                 VARIABLE         VARIABLE           VARIABLE           VARIABLE         VARIABLE
                                INVESTMENT       INVESTMENT         INVESTMENT         INVESTMENT       INVESTMENT
                                  SERIES           SERIES             SERIES             SERIES           SERIES
                             (CLASS Y SHARES) (CLASS Y SHARES)   (CLASS Y SHARES)   (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                             ---------------- ---------------- -------------------- ---------------- ----------------
                                 DIVIDEND         EUROPEAN            GLOBAL             GLOBAL
                                  GROWTH           EQUITY           ADVANTAGE       DIVIDEND GROWTH     HIGH YIELD
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (M) (CLASS Y SHARES) (CLASS Y SHARES)
                             ---------------- ---------------- -------------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $   926,881      $   604,144        $    30,521        $ 1,325,795       $1,085,994
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (877,239)        (267,346)           (19,583)          (435,171)        (225,508)
    Administrative
     expense................       (70,535)         (21,688)            (1,511)           (37,262)         (20,516)
                               -----------      -----------        -----------        -----------       ----------
    Net investment
     income (loss)..........       (20,893)         315,110              9,427            853,362          839,970
                               -----------      -----------        -----------        -----------       ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     7,193,002        2,881,475          4,236,098          4,472,547        2,924,220
    Cost of investments
     sold...................     8,838,176        3,905,333          5,524,165          7,429,720        3,530,162
                               -----------      -----------        -----------        -----------       ----------
       Realized gains
        (losses) on
        fund
        shares..............    (1,645,174)      (1,023,858)        (1,288,067)        (2,957,173)        (605,942)
Realized gain
 distributions..............            --          851,305                 --                 --               --
                               -----------      -----------        -----------        -----------       ----------
    Net realized gains
     (losses)...............    (1,645,174)        (172,553)        (1,288,067)        (2,957,173)        (605,942)
Change in unrealized
 gains (losses).............    12,598,038        3,687,426          1,045,866          5,749,172        4,591,823
                               -----------      -----------        -----------        -----------       ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............    10,952,864        3,514,873           (242,201)         2,791,999        3,985,881
                               -----------      -----------        -----------        -----------       ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $10,931,971      $ 3,829,983        $  (232,774)       $ 3,645,361       $4,825,851
                               ===========      ===========        ===========        ===========       ==========

                              MORGAN STANLEY
                                 VARIABLE
                                INVESTMENT
                                  SERIES
                             (CLASS Y SHARES)
                               SUB-ACCOUNT
                             ----------------
                                  INCOME
                                 BUILDER
                             (CLASS Y SHARES)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $  416,571
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (223,191)
    Administrative
     expense................       (17,481)
                                ----------
    Net investment
     income (loss)..........       175,899
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     2,872,726
    Cost of investments
     sold...................     3,851,683
                                ----------
       Realized gains
        (losses) on
        fund
        shares..............      (978,957)
Realized gain
 distributions..............         6,985
                                ----------
    Net realized gains
     (losses)...............      (971,972)
Change in unrealized
 gains (losses).............     3,597,816
                                ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............     2,625,844
                                ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $2,801,743
                                ==========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                          VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                         INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                                           SERIES           SERIES           SERIES           SERIES           SERIES
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                      ---------------- ---------------- ---------------- ---------------- ----------------
                                                           LIMITED
                                        INCOME PLUS        DURATION       MONEY MARKET    S&P 500 INDEX      STRATEGIST
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                      ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $ 6,704,735      $ 2,502,338      $    13,222      $ 1,858,992      $ 1,130,304
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (2,093,517)        (933,173)      (1,455,944)      (1,127,685)        (872,317)
    Administrative expense...........      (206,538)         (84,643)        (136,500)        (107,635)         (71,295)
                                        -----------      -----------      -----------      -----------      -----------
    Net investment income
     (loss)..........................     4,404,680        1,484,522       (1,579,222)         623,672          186,692
                                        -----------      -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    22,787,738       10,338,189       54,402,438       13,062,334        7,426,162
    Cost of investments sold.........    23,737,905       12,845,621       54,402,438       15,200,257        9,708,460
                                        -----------      -----------      -----------      -----------      -----------
       Realized gains (losses)
        on fund shares...............      (950,167)      (2,507,432)              --       (2,137,923)      (2,282,298)
Realized gain distributions..........            --               --               --               --               --
                                        -----------      -----------      -----------      -----------      -----------
    Net realized gains
     (losses)........................      (950,167)      (2,507,432)              --       (2,137,923)      (2,282,298)
Change in unrealized gains
 (losses)............................    21,691,230        3,207,337               --       17,776,479       10,965,917
                                        -----------      -----------      -----------      -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    20,741,063          699,905               --       15,638,556        8,683,619
                                        -----------      -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $25,145,743      $ 2,184,427      $(1,579,222)     $16,262,228      $ 8,870,311
                                        ===========      ===========      ===========      ===========      ===========

                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                        SUB-ACCOUNT
                                      ----------------

                                         UTILITIES
                                      (CLASS Y SHARES)
                                      ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $   483,886
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (248,081)
    Administrative expense...........       (18,705)
                                        -----------
    Net investment income
     (loss)..........................       217,100
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     2,737,438
    Cost of investments sold.........     4,332,543
                                        -----------
       Realized gains (losses)
        on fund shares...............    (1,595,105)
Realized gain distributions..........     5,149,230
                                        -----------
    Net realized gains
     (losses)........................     3,554,125
Change in unrealized gains
 (losses)............................    (1,217,724)
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     2,336,401
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 2,553,501
                                        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          NEUBERGER &
                                             BERMAN
                                            ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                           MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                             TRUST     ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ------------- ------------- ------------- ------------- -------------
                                                                      OPPENHEIMER                 OPPENHEIMER
                                                        OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL      OPPENHEIMER
                                          AMT PARTNERS   BALANCED    APPRECIATION    CORE BOND    SECURITIES    HIGH INCOME
                                          ------------ ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $    673    $       --    $   15,635     $      --    $  104,437     $      --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........       (447)      (25,195)      (58,064)      (19,093)      (53,619)       (4,475)
    Administrative expense...............        (30)       (1,885)       (4,541)       (1,571)       (4,322)         (364)
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net investment income (loss).........        196       (27,080)      (46,970)      (20,664)       46,496        (4,839)
                                            --------    ----------    ----------     ---------    ----------     ---------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     13,953       577,872     1,530,215       554,143     1,909,006        90,632
    Cost of investments sold.............     24,571     1,047,197     1,918,270       931,148     2,505,972       342,558
                                            --------    ----------    ----------     ---------    ----------     ---------
       Realized gains (losses) on
        fund shares......................    (10,618)     (469,325)     (388,055)     (377,005)     (596,966)     (251,926)
Realized gain distributions..............      2,988            --            --            --        99,579            --
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net realized gains (losses)..........     (7,630)     (469,325)     (388,055)     (377,005)     (497,387)     (251,926)
Change in unrealized gains (losses)......     20,935       815,817     2,039,475       501,628     1,753,670       336,305
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net realized and unrealized gains
     (losses) on investments.............     13,305       346,492     1,651,420       124,623     1,256,283        84,379
                                            --------    ----------    ----------     ---------    ----------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ 13,501    $  319,412    $1,604,450     $ 103,959    $1,302,779     $  79,540
                                            ========    ==========    ==========     =========    ==========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                    OPPENHEIMER
                                                                                                     VARIABLE
                                          OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS
                                           VARIABLE      VARIABLE      VARIABLE       VARIABLE    (SERVICE SHARES
                                         ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------- ------------- ------------- -------------- ---------------
                                                        OPPENHEIMER
                                          OPPENHEIMER   MAIN STREET   OPPENHEIMER   OPPENHEIMER     OPPENHEIMER
                                          MAIN STREET    SMALL CAP    MIDCAP FUND  STRATEGIC BOND  BALANCED (SS)
                                         ------------- ------------- ------------- -------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $   46,801     $ 16,473      $      --     $   17,928     $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (31,664)     (20,592)        (9,272)       (46,230)       (238,761)
    Administrative expense..............      (2,354)      (1,729)          (665)        (3,432)        (32,799)
                                          ----------     --------      ---------     ----------     -----------
    Net investment income
     (loss).............................      12,783       (5,848)        (9,937)       (31,734)       (271,560)
                                          ----------     --------      ---------     ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     799,878      591,709        222,361      1,533,978       3,627,341
    Cost of investments sold............   1,044,386      659,238        323,876      1,649,028       6,205,964
                                          ----------     --------      ---------     ----------     -----------
       Realized gains (losses) on
        fund shares.....................    (244,508)     (67,529)      (101,515)      (115,050)     (2,578,623)
Realized gain distributions.............          --           --             --          2,702              --
                                          ----------     --------      ---------     ----------     -----------
    Net realized gains (losses).........    (244,508)     (67,529)      (101,515)      (112,348)     (2,578,623)
Change in unrealized gains
 (losses)...............................     774,954      597,880        294,690        645,807       5,895,761
                                          ----------     --------      ---------     ----------     -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     530,446      530,351        193,175        533,459       3,317,138
                                          ----------     --------      ---------     ----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  543,229     $524,503      $ 183,238     $  501,725     $ 3,045,578
                                          ==========     ========      =========     ==========     ===========

                                            OPPENHEIMER
                                             VARIABLE
                                           ACCOUNT FUNDS
                                          (SERVICE SHARES
                                              ("SS"))
                                            SUB-ACCOUNT
                                         -----------------
                                            OPPENHEIMER
                                              CAPITAL
                                         APPRECIATION (SS)
                                         -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $     2,852
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (570,710)
    Administrative expense..............        (77,907)
                                            -----------
    Net investment income
     (loss).............................       (645,765)
                                            -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      8,676,772
    Cost of investments sold............     10,856,910
                                            -----------
       Realized gains (losses) on
        fund shares.....................     (2,180,138)
Realized gain distributions.............             --
                                            -----------
    Net realized gains (losses).........     (2,180,138)
Change in unrealized gains
 (losses)...............................     17,056,722
                                            -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     14,876,584
                                            -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $14,230,819
                                            ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                      VARIABLE        VARIABLE         VARIABLE        VARIABLE        VARIABLE
                                    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS
                                   (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES
                                       ("SS"))         ("SS"))         ("SS"))          ("SS"))         ("SS"))
                                     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                   --------------- --------------- ---------------- --------------- ---------------
                                                     OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER
                                     OPPENHEIMER       GLOBAL        OPPENHEIMER         MAIN         MAIN STREET
                                   CORE BOND (SS)  SECURITIES (SS) HIGH INCOME (SS)   STREET (SS)   SMALL CAP (SS)
                                   --------------- --------------- ---------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $        --     $   419,096     $        --      $ 1,019,263     $   168,547
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................      (447,411)       (293,359)       (193,937)        (873,422)       (362,984)
    Administrative expense........       (62,575)        (40,378)        (26,729)        (118,207)        (49,165)
                                     -----------     -----------     -----------      -----------     -----------
    Net investment income
     (loss).......................      (509,986)         85,359        (220,666)          27,634        (243,602)
                                     -----------     -----------     -----------      -----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     5,464,084       4,991,285       2,058,795       11,212,318       5,751,938
    Cost of investments
     sold.........................     8,557,430       6,856,701       5,629,056       14,723,657       7,524,602
                                     -----------     -----------     -----------      -----------     -----------
       Realized gains
        (losses) on fund
        shares....................    (3,093,346)     (1,865,416)     (3,570,261)      (3,511,339)     (1,772,664)
Realized gain distributions.......            --         464,748              --               --              --
                                     -----------     -----------     -----------      -----------     -----------
    Net realized gains
     (losses).....................    (3,093,346)     (1,400,668)     (3,570,261)      (3,511,339)     (1,772,664)
Change in unrealized gains
 (losses).........................     6,089,497       7,992,226       6,936,998       17,965,754       9,851,227
                                     -----------     -----------     -----------      -----------     -----------
    Net realized and
     unrealized gains (losses)
     on investments...............     2,996,151       6,591,558       3,366,737       14,454,415       8,078,563
                                     -----------     -----------     -----------      -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................   $ 2,486,165     $ 6,676,917     $ 3,146,071      $14,482,049     $ 7,834,961
                                     ===========     ===========     ===========      ===========     ===========

                                     OPPENHEIMER
                                       VARIABLE
                                    ACCOUNT FUNDS
                                   (SERVICE SHARES
                                       ("SS"))
                                     SUB-ACCOUNT
                                   ----------------

                                     OPPENHEIMER
                                   MIDCAP FUND (SS)
                                   ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $       --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................      (128,534)
    Administrative expense........       (17,136)
                                      ----------
    Net investment income
     (loss).......................      (145,670)
                                      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     1,704,609
    Cost of investments
     sold.........................     2,525,886
                                      ----------
       Realized gains
        (losses) on fund
        shares....................      (821,277)
Realized gain distributions.......            --
                                      ----------
    Net realized gains
     (losses).....................      (821,277)
Change in unrealized gains
 (losses).........................     3,351,145
                                      ----------
    Net realized and
     unrealized gains (losses)
     on investments...............     2,529,868
                                      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................    $2,384,198
                                      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                            OPPENHEIMER
                                             VARIABLE           PIMCO           PIMCO       PIMCO       PIMCO         PIMCO
                                           ACCOUNT FUNDS       VARIABLE       VARIABLE    VARIABLE    VARIABLE       VARIABLE
                                          (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE   INSURANCE     INSURANCE
                                              ("SS"))           TRUST           TRUST       TRUST       TRUST         TRUST
                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          --------------- ------------------ ----------- ----------- ----------- ----------------
                                                                                                      PIMCO VIT     PIMCO VIT
                                            OPPENHEIMER                                     PIMCO     COMMODITY      EMERGING
                                             STRATEGIC       FOREIGN BOND       MONEY       TOTAL    REALRETURN    MARKETS BOND
                                             BOND (SS)    (US DOLLAR-HEDGED)   MARKET      RETURN     STRATEGY   (ADVISOR SHARES)
                                          --------------- ------------------ ----------- ----------- ----------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   231,585          $ 63          $   27      $   58     $ 178,741      $ 66,661
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (1,300,932)          (26)           (336)        (16)      (42,543)      (16,796)
    Administrative expense...............      (178,693)           (2)            (24)         (1)       (5,445)       (2,174)
                                            -----------          ----          ------      ------     ---------      --------
    Net investment income (loss).........    (1,248,040)           35            (334)         41       130,753        47,691
                                            -----------          ----          ------      ------     ---------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    16,110,689            37           4,967       2,492       411,597       321,463
    Cost of investments sold.............    17,331,676            36           4,967       2,463       598,828       352,123
                                            -----------          ----          ------      ------     ---------      --------
       Realized gains (losses) on
        fund shares......................    (1,220,987)            1              --          29      (187,231)      (30,660)
Realized gain distributions..............        72,581           215              --          32       315,028            --
                                            -----------          ----          ------      ------     ---------      --------
    Net realized gains (losses)..........    (1,148,406)          216              --          61       127,797       (30,660)
Change in unrealized gains (losses)......    16,633,969           (12)             --          46       727,691       255,294
                                            -----------          ----          ------      ------     ---------      --------
    Net realized and unrealized gains
     (losses) on investments.............    15,485,563           204              --         107       855,488       224,634
                                            -----------          ----          ------      ------     ---------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $14,237,523          $239          $ (334)     $  148     $ 986,241      $272,325
                                            ===========          ====          ======      ======     =========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               PIMCO           PIMCO
                                             VARIABLE        VARIABLE                                  PUTNAM
                                          INSURANCE TRUST INSURANCE TRUST PREMIER VIT PREMIER VIT  VARIABLE TRUST
                                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          --------------- --------------- ----------- ------------ --------------
                                             PIMCO VIT       PIMCO VIT       NACM
                                            REAL RETURN    TOTAL RETURN    SMALL CAP                VT AMERICAN
                                             (ADVISOR        (ADVISOR      PORTFOLIO     OPCAP       GOVERNMENT
                                              SHARES)         SHARES)     CLASS I (N) BALANCED (M)     INCOME
                                          --------------- --------------- ----------- ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  254,230      $1,442,999      $    --     $   270     $ 1,795,520
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (130,002)       (419,270)          (7)        (25)       (601,017)
    Administrative expense...............      (16,505)        (54,504)          --          (2)             --
                                            ----------      ----------      -------     -------     -----------
    Net investment income (loss).........      107,723         969,225           (7)        243       1,194,503
                                            ----------      ----------      -------     -------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,751,795       6,224,493        1,217       5,806      10,622,994
    Cost of investments sold.............    2,847,162       6,010,045        2,534      10,179      10,281,874
                                            ----------      ----------      -------     -------     -----------
       Realized gains (losses) on
        fund shares......................      (95,367)        214,448       (1,317)     (4,373)        341,120
Realized gain distributions..............      359,816       1,000,366           --          --              --
                                            ----------      ----------      -------     -------     -----------
    Net realized gains (losses)..........      264,449       1,214,814       (1,317)     (4,373)        341,120
Change in unrealized gains (losses)......      905,157         965,028        1,284       3,911       6,036,751
                                            ----------      ----------      -------     -------     -----------
    Net realized and unrealized gains
     (losses) on investments.............    1,169,606       2,179,842          (33)       (462)      6,377,871
                                            ----------      ----------      -------     -------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $1,277,329      $3,149,067      $   (40)    $  (219)    $ 7,572,374
                                            ==========      ==========      =======     =======     ===========

                                                PUTNAM
                                            VARIABLE TRUST
                                              SUB-ACCOUNT
                                          -------------------


                                              VT CAPITAL
                                          APPRECIATION (O)(P)
                                          -------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................     $    97,358
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........         (10,459)
    Administrative expense...............              --
                                              -----------
    Net investment income (loss).........          86,899
                                              -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................       6,065,604
    Cost of investments sold.............      11,224,067
                                              -----------
       Realized gains (losses) on
        fund shares......................      (5,158,463)
Realized gain distributions..............              --
                                              -----------
    Net realized gains (losses)..........      (5,158,463)
Change in unrealized gains (losses)......       4,619,172
                                              -----------
    Net realized and unrealized gains
     (losses) on investments.............        (539,291)
                                              -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................     $  (452,392)
                                              ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(n)Previously known as Premier VIT NACM Small Cap
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- --------------
                                                                                                     VT THE GEORGE
                                           VT CAPITAL    VT DISCOVERY  VT DIVERSIFIED   VT EQUITY     PUTNAM FUND
                                         OPPORTUNITIES  GROWTH (Q)(O)      INCOME       INCOME (R)     OF BOSTON
                                         -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   20,265    $     2,402    $ 2,853,904    $ 1,054,968    $ 3,526,480
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (48,503)       (12,094)      (552,498)    (1,184,984)    (1,052,825)
    Administrative expense..............           --         (1,143)          (274)       (60,105)       (49,157)
                                           ----------    -----------    -----------    -----------    -----------
    Net investment income (loss)........      (28,238)       (10,835)     2,301,132       (190,121)     2,424,498
                                           ----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      731,101      7,243,808      9,118,358     15,972,121     12,880,927
    Cost of investments sold............    1,043,626     10,987,008     11,488,812     15,737,426     22,085,887
                                           ----------    -----------    -----------    -----------    -----------
       Realized gains (losses) on
        fund shares.....................     (312,525)    (3,743,200)    (2,370,454)       234,695     (9,204,960)
Realized gain distributions.............           --             --             --             --             --
                                           ----------    -----------    -----------    -----------    -----------
    Net realized gains (losses).........     (312,525)    (3,743,200)    (2,370,454)       234,695     (9,204,960)
Change in unrealized gains
 (losses)...............................    1,677,276      3,600,148     17,162,129     26,826,357     23,141,018
                                           ----------    -----------    -----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    1,364,751       (143,052)    14,791,675     27,061,052     13,936,058
                                           ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $1,336,513    $  (153,887)   $17,092,807    $26,870,931    $16,360,556
                                           ==========    ===========    ===========    ===========    ===========

                                             PUTNAM
                                         VARIABLE TRUST
                                          SUB-ACCOUNT
                                         --------------
                                               VT
                                          GLOBAL ASSET
                                           ALLOCATION
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 1,666,290
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (398,787)
    Administrative expense..............      (25,078)
                                          -----------
    Net investment income (loss)........    1,242,425
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    5,409,081
    Cost of investments sold............    6,921,906
                                          -----------
       Realized gains (losses) on
        fund shares.....................   (1,512,825)
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........   (1,512,825)
Change in unrealized gains
 (losses)...............................    8,448,755
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    6,935,930
                                          -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $ 8,178,355
                                          ===========

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                              PUTNAM         PUTNAM          PUTNAM         PUTNAM         PUTNAM
                                          VARIABLE TRUST VARIABLE TRUST  VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- --------------- -------------- -------------- --------------
                                            VT GLOBAL       VT GLOBAL      VT GLOBAL    VT GROWTH AND    VT GROWTH
                                              EQUITY     HEALTH CARE (S) UTILITIES (T)      INCOME     OPPORTUNITIES
                                          -------------- --------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $        --     $       --      $  899,777    $  4,961,626    $   76,890
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (308,052)      (460,764)       (304,320)     (2,473,640)     (140,761)
    Administrative expense...............           --         (9,436)         (5,919)        (67,410)          (87)
                                           -----------     ----------      ----------    ------------    ----------
    Net investment income (loss).........     (308,052)      (470,200)        589,538       2,420,576       (63,958)
                                           -----------     ----------      ----------    ------------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    3,683,506      5,877,326       4,841,771      32,818,792     1,284,092
    Cost of investments sold.............    6,669,895      6,429,444       5,732,840      59,714,788     2,038,778
                                           -----------     ----------      ----------    ------------    ----------
       Realized gains (losses) on
        fund shares......................   (2,986,389)      (552,118)       (891,069)    (26,895,996)     (754,686)
Realized gain distributions..............           --      3,772,562       1,494,095              --            --
                                           -----------     ----------      ----------    ------------    ----------
    Net realized gains (losses)..........   (2,986,389)     3,220,444         603,026     (26,895,996)     (754,686)
Change in unrealized gains (losses)......    8,971,464      4,460,926        (223,334)     69,566,817     4,125,145
                                           -----------     ----------      ----------    ------------    ----------
    Net realized and unrealized gains
     (losses) on investments.............    5,985,075      7,681,370         379,692      42,670,821     3,370,459
                                           -----------     ----------      ----------    ------------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ 5,677,023     $7,211,170      $  969,230    $ 45,091,397    $3,306,501
                                           ===========     ==========      ==========    ============    ==========

                                              PUTNAM
                                          VARIABLE TRUST
                                           SUB-ACCOUNT
                                          --------------

                                          VT HIGH YIELD
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 5,449,597
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (740,434)
    Administrative expense...............      (54,408)
                                           -----------
    Net investment income (loss).........    4,654,755
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   12,442,503
    Cost of investments sold.............   16,012,544
                                           -----------
       Realized gains (losses) on
        fund shares......................   (3,570,041)
Realized gain distributions..............           --
                                           -----------
    Net realized gains (losses)..........   (3,570,041)
Change in unrealized gains (losses)......   19,461,222
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   15,891,181
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $20,545,936
                                           ===========

--------
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             PUTNAM         PUTNAM         PUTNAM         PUTNAM          PUTNAM
                                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  VARIABLE TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- ----------------
                                                                             VT             VT
                                                              VT       INTERNATIONAL  INTERNATIONAL
                                                        INTERNATIONAL    GROWTH AND        NEW
                                           VT INCOME        EQUITY         INCOME     OPPORTUNITIES  VT INVESTORS (O)
                                         -------------- -------------- -------------- -------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 7,347,595    $         --   $        --     $  279,647     $   749,875
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........   (1,727,714)     (1,951,881)     (344,638)      (265,514)       (868,582)
    Administrative expense..............     (120,518)       (113,427)           --             --         (16,382)
                                          -----------    ------------   -----------     ----------     -----------
    Net investment income (loss)........    5,499,363      (2,065,308)     (344,638)        14,133        (135,089)
                                          -----------    ------------   -----------     ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   29,012,905      24,265,008     4,512,862      2,639,960      11,058,947
    Cost of investments sold............   34,637,799      41,300,150     8,343,962      3,159,086      16,971,980
                                          -----------    ------------   -----------     ----------     -----------
       Realized gains (losses) on
        fund shares.....................   (5,624,894)    (17,035,142)   (3,831,100)      (519,126)     (5,913,033)
Realized gain distributions.............           --              --            --             --              --
                                          -----------    ------------   -----------     ----------     -----------
    Net realized gains (losses).........   (5,624,894)    (17,035,142)   (3,831,100)      (519,126)     (5,913,033)
Change in unrealized gains
 (losses)...............................   45,504,357      47,135,096     9,678,938      6,546,075      23,182,069
                                          -----------    ------------   -----------     ----------     -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   39,879,463      30,099,954     5,847,838      6,026,949      17,269,036
                                          -----------    ------------   -----------     ----------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $45,378,826    $ 28,034,646   $ 5,503,200     $6,041,082     $17,133,947
                                          ===========    ============   ===========     ==========     ===========

                                             PUTNAM
                                         VARIABLE TRUST
                                          SUB-ACCOUNT
                                         --------------


                                               VT
                                         MID CAP VALUE
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $    23,411
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (97,688)
    Administrative expense..............           --
                                          -----------
    Net investment income (loss)........      (74,277)
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    2,357,354
    Cost of investments sold............    3,972,367
                                          -----------
       Realized gains (losses) on
        fund shares.....................   (1,615,013)
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........   (1,615,013)
Change in unrealized gains
 (losses)...............................    3,899,838
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    2,284,825
                                          -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $ 2,210,548
                                          ===========

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                       PUTNAM            PUTNAM             PUTNAM          PUTNAM         PUTNAM
                                   VARIABLE TRUST    VARIABLE TRUST     VARIABLE TRUST  VARIABLE TRUST VARIABLE TRUST
                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                   -------------- -------------------- ---------------- -------------- --------------
                                                                                           VT OTC &
                                         VT              VT NEW                            EMERGING
                                    MONEY MARKET  OPPORTUNITIES (O)(P) VT NEW VALUE (R)   GROWTH (U)    VT RESEARCH
                                   -------------- -------------------- ---------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $   318,095       $   192,205        $  1,984,335    $         --   $   371,562
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................   (1,999,036)         (707,002)           (117,815)        (19,203)     (441,053)
    Administrative expense........     (187,724)           (7,149)             (7,781)             --        (6,027)
                                    -----------       -----------        ------------    ------------   -----------
    Net investment income
     (loss).......................   (1,868,665)         (521,946)          1,858,739         (19,203)      (75,518)
                                    -----------       -----------        ------------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........   87,059,699         8,465,236          68,821,898      11,682,471     5,551,441
    Cost of investments
     sold.........................   87,059,699        15,071,656         151,511,723      27,767,001     7,794,645
                                    -----------       -----------        ------------    ------------   -----------
       Realized gains
        (losses) on fund
        shares....................           --        (6,606,420)        (82,689,825)    (16,084,530)   (2,243,204)
Realized gain distributions.......           --                --                  --              --            --
                                    -----------       -----------        ------------    ------------   -----------
    Net realized gains
     (losses).....................           --        (6,606,420)        (82,689,825)    (16,084,530)   (2,243,204)
Change in unrealized gains
 (losses).........................           --        21,314,340          76,611,056      15,748,401    11,170,771
                                    -----------       -----------        ------------    ------------   -----------
    Net realized and
     unrealized gains (losses)
     on investments...............           --        14,707,920          (6,078,769)       (336,129)    8,927,567
                                    -----------       -----------        ------------    ------------   -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................  $(1,868,665)      $14,185,974        $ (4,220,030)   $   (355,332)  $ 8,852,049
                                    ===========       ===========        ============    ============   ===========

                                       PUTNAM
                                   VARIABLE TRUST
                                    SUB-ACCOUNT
                                   --------------

                                    VT SMALL CAP
                                       VALUE
                                   --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $   842,153
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................     (703,807)
    Administrative expense........      (15,706)
                                    -----------
    Net investment income
     (loss).......................      122,640
                                    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    9,540,961
    Cost of investments
     sold.........................   16,792,257
                                    -----------
       Realized gains
        (losses) on fund
        shares....................   (7,251,296)
Realized gain distributions.......           --
                                    -----------
    Net realized gains
     (losses).....................   (7,251,296)
Change in unrealized gains
 (losses).........................   19,944,310
                                    -----------
    Net realized and
     unrealized gains (losses)
     on investments...............   12,693,014
                                    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................  $12,815,654
                                    ===========

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                        PUTNAM         PUTNAM       RIDGEWORTH       RIDGEWORTH       RIDGEWORTH
                                    VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST   VARIABLE TRUST   VARIABLE TRUST
                                     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                    -------------- -------------- --------------- ---------------- ----------------
                                                                    RIDGEWORTH       RIDGEWORTH       RIDGEWORTH
                                                                     LARGE CAP       LARGE CAP        LARGE CAP
                                     VT VISTA (U)    VT VOYAGER   CORE EQUITY (M) GROWTH STOCK (M) VALUE EQUITY (M)
                                    -------------- -------------- --------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................  $        --    $  1,129,201    $    11,028     $    56,918      $    82,331
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk..........................     (551,443)     (1,885,056)        (5,739)        (24,486)         (25,981)
    Administrative expense.........      (10,342)        (78,193)          (556)         (1,972)          (2,124)
                                     -----------    ------------    -----------     -----------      -----------
    Net investment income
     (loss)........................     (561,785)       (834,048)         4,733          30,460           54,226
                                     -----------    ------------    -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............    6,525,913      25,885,632      1,486,824       6,821,236        7,247,018
    Cost of investments sold.......    9,281,428      38,413,236      2,544,416      11,957,691       10,192,644
                                     -----------    ------------    -----------     -----------      -----------
       Realized gains
        (losses) on fund
        shares.....................   (2,755,515)    (12,527,604)    (1,057,592)     (5,136,455)      (2,945,626)
Realized gain distributions........           --              --             --              --               --
                                     -----------    ------------    -----------     -----------      -----------
    Net realized gains
     (losses)......................   (2,755,515)    (12,527,604)    (1,057,592)     (5,136,455)      (2,945,626)
Change in unrealized gains
 (losses)..........................   16,842,787      77,780,458        954,967       5,112,992        2,323,580
                                     -----------    ------------    -----------     -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments...................   14,087,272      65,252,854       (102,625)        (23,463)        (622,046)
                                     -----------    ------------    -----------     -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................  $13,525,487    $ 64,418,806    $   (97,892)    $     6,997      $  (567,820)
                                     ===========    ============    ===========     ===========      ===========

                                      RIDGEWORTH
                                    VARIABLE TRUST
                                     SUB-ACCOUNT
                                    --------------
                                      RIDGEWORTH
                                     MID CAP CORE
                                      EQUITY (M)
                                    --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................  $    19,820
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk..........................       (8,849)
    Administrative expense.........         (722)
                                     -----------
    Net investment income
     (loss)........................       10,249
                                     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............    2,531,350
    Cost of investments sold.......    4,711,480
                                     -----------
       Realized gains
        (losses) on fund
        shares.....................   (2,180,130)
Realized gain distributions........           --
                                     -----------
    Net realized gains
     (losses)......................   (2,180,130)
Change in unrealized gains
 (losses)..........................    2,075,372
                                     -----------
    Net realized and unrealized
     gains (losses) on
     investments...................     (104,758)
                                     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................  $   (94,509)
                                     ===========

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                            RIDGEWORTH        RYDEX      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          VARIABLE TRUST  VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ---------------- -------------- ------------- ------------- ------------- -------------
                                                             RYDEX VT                   VAN KAMPEN    VAN KAMPEN
                                            RIDGEWORTH      NASDAQ 100    VAN KAMPEN     UIF CORE    UIF EMERGING   VAN KAMPEN
                                            SMALL CAP        STRATEGY     UIF CAPITAL   PLUS FIXED      MARKETS     UIF GLOBAL
                                         VALUE EQUITY (M)      FUND         GROWTH        INCOME        EQUITY     VALUE EQUITY
                                         ---------------- -------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $    22,425        $  --       $        --    $ 95,951     $        --     $ 1,207
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (12,796)          (1)         (389,023)    (15,633)       (442,476)       (259)
    Administrative expense..............        (1,201)          --           (32,613)     (1,085)        (28,516)        (18)
                                           -----------        -----       -----------    --------     -----------     -------
    Net investment income
     (loss).............................         8,428           (1)         (421,636)     79,233        (470,992)        930
                                           -----------        -----       -----------    --------     -----------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     3,508,006          591         6,176,003     330,570       4,194,646       8,909
    Cost of investments sold............     7,533,906          862         7,030,753     366,188       5,916,650      17,512
                                           -----------        -----       -----------    --------     -----------     -------
       Realized gains (losses) on
        fund shares.....................    (4,025,900)        (271)         (854,750)    (35,618)     (1,722,004)     (8,603)
Realized gain distributions.............            --           --                --          --              --          --
                                           -----------        -----       -----------    --------     -----------     -------
    Net realized gains (losses).........    (4,025,900)        (271)         (854,750)    (35,618)     (1,722,004)     (8,603)
Change in unrealized gains
 (losses)...............................     4,014,617          231        13,956,146      37,367      16,865,660       8,650
                                           -----------        -----       -----------    --------     -----------     -------
    Net realized and unrealized
     gains (losses) on
     investments........................       (11,283)         (40)       13,101,396       1,749      15,143,656          47
                                           -----------        -----       -----------    --------     -----------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $    (2,855)       $ (41)      $12,679,760    $ 80,982     $14,672,664     $   977
                                           ===========        =====       ===========    ========     ===========     =======

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                   THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                   INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                    FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                   ------------- -------------- -------------- ------------- ------------- -------------
                                                                                VAN KAMPEN
                                    VAN KAMPEN   VAN KAMPEN UIF                  UIF U.S.     VAN KAMPEN
                                        UIF      INTERNATIONAL  VAN KAMPEN UIF    MID CAP      UIF U.S.     VAN KAMPEN
                                    HIGH YIELD       MAGNUM     MID CAP GROWTH     VALUE      REAL ESTATE    UIF VALUE
                                   ------------- -------------- -------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $  450      $   510,979    $        --    $   671,608   $   626,453    $  2,575
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................       (77)        (257,411)      (284,664)      (825,414)     (298,982)     (1,156)
    Administrative expense........        (6)         (16,745)       (18,056)       (60,053)      (19,149)        (79)
                                      ------      -----------    -----------    -----------   -----------    --------
    Net investment income
     (loss).......................       367          236,823       (302,720)      (213,859)      308,322       1,340
                                      ------      -----------    -----------    -----------   -----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     1,396        3,882,121      4,314,519      9,461,771     3,365,822      33,891
    Cost of investments
     sold.........................     1,053        6,086,054      6,169,878     15,579,346     6,406,366      53,663
                                      ------      -----------    -----------    -----------   -----------    --------
       Realized gains
        (losses) on fund
        shares....................       343       (2,203,933)    (1,855,359)    (6,117,575)   (3,040,544)    (19,772)
Realized gain distributions.......        --               --             --             --            --          --
                                      ------      -----------    -----------    -----------   -----------    --------
    Net realized gains
     (losses).....................       343       (2,203,933)    (1,855,359)    (6,117,575)   (3,040,544)    (19,772)
Change in unrealized gains
 (losses).........................     1,081        6,446,903     10,006,419     23,337,971     7,591,218      38,152
                                      ------      -----------    -----------    -----------   -----------    --------
    Net realized and
     unrealized gains (losses)
     on investments...............     1,424        4,242,970      8,151,060     17,220,396     4,550,674      18,380
                                      ------      -----------    -----------    -----------   -----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................    $1,791      $ 4,479,793    $ 7,848,340    $17,006,537   $ 4,858,996    $ 19,720
                                      ======      ===========    ===========    ===========   ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- -------------
                                                                      VAN KAMPEN
                                          VAN KAMPEN    VAN KAMPEN   UIF EMERGING   VAN KAMPEN    VAN KAMPEN    VAN KAMPEN
                                          UIF CAPITAL  UIF EMERGING     MARKETS     UIF EQUITY    UIF GLOBAL     UIF INT'L
                                            GROWTH     MARKETS DEBT     EQUITY      AND INCOME     FRANCHISE   GROWTH EQUITY
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                                         ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $       --    $1,579,704    $        --   $ 1,317,962   $ 5,386,713   $   27,997
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (122,523)     (282,244)      (218,488)     (660,924)     (972,520)     (51,798)
    Administrative expense..............     (16,467)      (38,471)       (28,534)      (89,345)     (127,121)      (6,464)
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net investment income (loss)........    (138,990)    1,258,989       (247,022)      567,693     4,287,072      (30,265)
                                          ----------    ----------    -----------   -----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,916,871     4,310,633      3,114,550     9,463,291    12,760,655      809,128
    Cost of investments sold............   2,062,180     5,165,235      4,605,890    11,513,968    16,392,074    1,112,792
                                          ----------    ----------    -----------   -----------   -----------   ----------
       Realized gains (losses) on
        fund shares.....................    (145,309)     (854,602)    (1,491,340)   (2,050,677)   (3,631,419)    (303,664)
Realized gain distributions.............          --            --             --            --     3,471,089           --
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net realized gains (losses).........    (145,309)     (854,602)    (1,491,340)   (2,050,677)     (160,330)    (303,664)
Change in unrealized gains
 (losses)...............................   4,439,121     4,474,082      9,374,581    10,222,886    12,292,926    1,389,961
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   4,293,812     3,619,480      7,883,241     8,172,209    12,132,596    1,086,297
                                          ----------    ----------    -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $4,154,822    $4,878,469    $ 7,636,219   $ 8,739,902   $16,419,668   $1,056,032
                                          ==========    ==========    ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                       THE          VAN          VAN
                                      THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL    UNIVERSAL     KAMPEN       KAMPEN
                                      INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL    LIFE         LIFE
                                       FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.  INVESTMENT   INVESTMENT
                                       (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)      TRUST        TRUST
                                       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- -------------- -------------- ------------- -----------  -----------
                                       VAN KAMPEN   VAN KAMPEN UIF VAN KAMPEN UIF  VAN KAMPEN
                                       UIF MID CAP  SMALL COMPANY   U.S. MID CAP    UIF U.S.
                                         GROWTH         GROWTH         VALUE       REAL ESTATE  LIT CAPITAL      LIT
                                       (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)     GROWTH      COMSTOCK
                                      ------------- -------------- -------------- ------------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $        --   $        --    $   484,053   $  1,340,918  $    25,480  $ 1,776,908
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (446,488)     (188,036)      (610,922)      (635,889)    (323,457)    (500,996)
    Administrative expense...........      (58,159)      (23,942)       (79,583)       (86,052)     (22,283)     (36,554)
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net investment income
     (loss)..........................     (504,647)     (211,978)      (206,452)       618,977     (320,260)   1,239,358
                                       -----------   -----------    -----------   ------------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    8,592,255     2,880,592      9,200,839     14,578,189    4,541,071    7,986,410
    Cost of investments sold.........   12,957,927     3,945,784     15,664,154     27,442,923    6,805,693   11,490,119
                                       -----------   -----------    -----------   ------------  -----------  -----------
       Realized gains (losses)
        on fund shares...............   (4,365,672)   (1,065,192)    (6,463,315)   (12,864,734)  (2,264,622)  (3,503,709)
Realized gain distributions..........           --            --             --             --           --           --
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net realized gains (losses)......   (4,365,672)   (1,065,192)    (6,463,315)   (12,864,734)  (2,264,622)  (3,503,709)
Change in unrealized gains
 (losses)............................   18,035,301     5,880,984     20,023,617     24,898,064   13,534,015   11,005,018
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   13,669,629     4,815,792     13,560,302     12,033,330   11,269,393    7,501,309
                                       -----------   -----------    -----------   ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $13,164,982   $ 4,603,814    $13,353,850   $ 12,652,307  $10,949,133  $ 8,740,667
                                       ===========   ===========    ===========   ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                   VAN KAMPEN    VAN KAMPEN     VAN KAMPEN   VAN KAMPEN
                                      VAN KAMPEN     VAN KAMPEN       LIFE          LIFE           LIFE         LIFE
                                         LIFE           LIFE       INVESTMENT    INVESTMENT     INVESTMENT   INVESTMENT
                                      INVESTMENT     INVESTMENT       TRUST        TRUST          TRUST         TRUST
                                         TRUST         TRUST       (CLASS II)    (CLASS II)     (CLASS II)   (CLASS II)
                                      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ---------------- -----------  ------------  -------------- -----------
                                                                   LIT CAPITAL                LIT GROWTH AND LIT MID CAP
                                          LIT           LIT          GROWTH     LIT COMSTOCK      INCOME       GROWTH
                                      GOVERNMENT  MONEY MARKET (V) (CLASS II)    (CLASS II)     (CLASS II)   (CLASS II)
                                      ----------- ---------------- -----------  ------------  -------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 62,894      $      348    $        --  $  6,309,204   $ 3,008,706   $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......   (12,052)        (45,048)      (483,875)   (2,245,657)   (1,204,079)     (164,846)
    Administrative expense...........      (983)         (3,489)       (48,734)     (239,777)     (159,371)      (17,350)
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net investment income
     (loss)..........................    49,859         (48,189)      (532,609)    3,823,770     1,645,256      (182,196)
                                       --------      ----------    -----------  ------------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   518,937       5,720,470      6,024,942    27,284,384    14,724,919     2,193,251
    Cost of investments sold.........   529,004       5,720,470      7,112,837    38,621,491    19,021,148     3,675,708
                                       --------      ----------    -----------  ------------   -----------   -----------
       Realized gains (losses)
        on fund shares...............   (10,067)             --     (1,087,895)  (11,337,107)   (4,296,229)   (1,482,457)
Realized gain distributions..........        --              --             --            --            --            --
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net realized gains (losses)......   (10,067)             --     (1,087,895)  (11,337,107)   (4,296,229)   (1,482,457)
Change in unrealized gains
 (losses)............................   (46,509)             --     16,603,977    42,579,696    19,943,191     6,321,039
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (56,576)             --     15,516,082    31,242,589    15,646,962     4,838,582
                                       --------      ----------    -----------  ------------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ (6,717)     $  (48,189)   $14,983,473  $ 35,066,359   $17,292,218   $ 4,656,386
                                       ========      ==========    ===========  ============   ===========   ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                 VAN KAMPEN LIFE
                                                                 INVESTMENT TRUST
                                                                    (CLASS II)
                                                                   SUB-ACCOUNT
                                                                 ----------------
                                                                       LIT
                                                                   MONEY MARKET
                                                                  (CLASS II) (V)
                                                                 ----------------
NET INVESTMENT INCOME (LOSS)
Dividends.......................................................   $     3,078
Charges from Lincoln Benefit Life Company:
    Mortality and expense risk..................................      (436,449)
    Administrative expense......................................       (59,182)
                                                                   -----------
    Net investment income (loss)................................      (492,553)
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.........................................    47,125,848
    Cost of investments sold....................................    47,125,848
                                                                   -----------
       Realized gains (losses) on fund shares...................            --
Realized gain distributions.....................................            --
                                                                   -----------
    Net realized gains (losses).................................            --
Change in unrealized gains (losses).............................            --
                                                                   -----------
    Net realized and unrealized gains (losses) on investments...            --
                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............   $  (492,553)
                                                                   ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED                 ADVANCED              ADVANCED
                                                       SERIES TRUST             SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                                 -----------------------  -----------------------  ------------------
                                                           AST                                             AST
                                                   ACADEMIC STRATEGIES              AST                AGGRESSIVE
                                                     ASSET ALLOCATION       ADVANCED STRATEGIES     ASSET ALLOCATION
                                                 -----------------------  -----------------------  ------------------
                                                    2009         2008        2009         2008       2009      2008
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   44,272  $   (33,789) $   26,435  $     4,622  $    (78) $   (859)
Net realized gains (losses).....................   (607,288)  (1,716,106)   (100,516)    (476,165)  (12,497)  (23,332)
Change in unrealized gains (losses).............  1,664,740   (1,673,389)    463,192     (246,425)   34,096   (52,880)
                                                 ----------  -----------  ----------  -----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  1,101,724   (3,423,284)    389,111     (717,968)   21,521   (77,071)
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    137,329   10,944,765     284,123    2,313,219        --   197,404
Benefit payments................................         --           --          --           --        --        --
Payments on termination.........................   (310,554)    (201,029)    (26,336)     (30,538)     (912)       --
Contract maintenance charge.....................    (12,833)      (1,372)     (5,580)        (511)      (64)      (19)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    116,363   (4,885,250)    306,495   (1,438,097)     (594)  (87,223)
                                                 ----------  -----------  ----------  -----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................    (69,695)   5,857,114     558,702      844,073    (1,570)  110,162
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  1,032,029    2,433,830     947,813      126,105    19,951    33,091
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  6,065,016    3,631,186   1,364,986    1,238,881    87,102    54,011
                                                 ----------  -----------  ----------  -----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $7,097,045  $ 6,065,016  $2,312,799  $ 1,364,986  $107,053  $ 87,102
                                                 ==========  ===========  ==========  ===========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    867,264      348,463     188,627      118,452    14,799     5,213
       Units issued.............................    375,660    1,763,431     178,430      429,900     8,146    25,121
       Units redeemed...........................   (412,210)  (1,244,630)   (109,917)    (359,725)   (8,562)  (15,535)
                                                 ----------  -----------  ----------  -----------  --------  --------
    Units outstanding at end of period..........    830,714      867,264     257,140      188,627    14,383    14,799
                                                 ==========  ===========  ==========  ===========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ------------------  ----------------
                                                            AST                 AST                AST
                                                     ALLIANCE BERNSTEIN ALLIANCE BERNSTEIN  AMERICAN CENTURY
                                                         CORE VALUE       GROWTH & INCOME    INCOME & GROWTH
                                                     -----------------  ------------------  ----------------
                                                       2009     2008      2009      2008      2009     2008
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   681  $  1,758  $    194  $    (20) $   119  $    38
Net realized gains (losses).........................    (769)   (6,809)  (17,596)   (1,817)    (979)    (567)
Change in unrealized gains (losses).................   4,694   (15,290)   17,574   (22,277)   1,997   (1,038)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from operations...   4,606   (20,341)      172   (24,114)   1,137   (1,567)
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --        --        --       --   12,787
Benefit payments....................................      --        --        --        --       --       --
Payments on termination.............................    (865)       --   (14,984)  (21,990)      --       --
Contract maintenance charge.........................     (10)       (3)      (13)      (11)     (11)      --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  25,705    33,199        10    27,852   (3,815)    (103)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  24,830    33,196   (14,987)    5,851   (3,826)  12,684
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  29,436    12,855   (14,815)  (18,263)  (2,689)  11,117
NET ASSETS AT BEGINNING OF PERIOD...................  22,378     9,523    30,079    48,342   11,117       --
                                                     -------  --------  --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $51,814  $ 22,378  $ 15,264  $ 30,079  $ 8,428  $11,117
                                                     =======  ========  ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,100     1,001     5,058     4,741    1,808       --
       Units issued.................................   3,892    10,496        31     3,023      688    2,190
       Units redeemed...............................    (158)   (7,397)   (2,914)   (2,706)  (1,315)    (382)
                                                     -------  --------  --------  --------  -------  -------
    Units outstanding at end of period..............   7,834     4,100     2,175     5,058    1,181    1,808
                                                     =======  ========  ========  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   ADVANCED                ADVANCED              ADVANCED
                                                 SERIES TRUST            SERIES TRUST          SERIES TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------
                                                     AST                      AST                   AST
                                                   BALANCED                  BOND                  BOND
                                               ASSET ALLOCATION         PORTFOLIO 2018        PORTFOLIO 2019
                                           -----------------------  ----------------------  ------------------
                                              2009         2008        2009      2008 (W)     2009    2008 (W)
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    4,651  $   (17,458) $  (15,154) $   (4,587) $ (4,250) $   (304)
Net realized gains (losses)...............   (278,048)    (966,821)     67,797      52,514     2,702     9,480
Change in unrealized gains (losses).......  1,459,784     (284,136)   (132,716)    165,714    (9,053)    8,867
                                           ----------  -----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations...............................  1,186,387   (1,268,415)    (80,073)    213,641   (10,601)   18,043
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................  1,108,540    6,397,142          --          --        --        --
Benefit payments..........................         --           --          --          --        --        --
Payments on termination...................    (59,497)     (81,603)         --          --      (683)       --
Contract maintenance charge...............    (26,228)      (1,448)       (605)         --      (133)       --
Transfers among the sub-accounts and with
 the Fixed Account--net...................  1,938,542   (1,195,631)    134,871     837,550   302,624    56,774
                                           ----------  -----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 contract transactions....................  2,961,357    5,118,460     134,266     837,550   301,808    56,774
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS...................................  4,147,744    3,850,045      54,193   1,051,191   291,207    74,817
NET ASSETS AT BEGINNING OF
 PERIOD...................................  4,519,060      669,015   1,051,191          --    74,817        --
                                           ----------  -----------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD............... $8,666,804  $ 4,519,060  $1,105,384  $1,051,191  $366,024  $ 74,817
                                           ==========  ===========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    615,959       64,108      86,265          --     6,108        --
       Units issued.......................    827,012    1,396,888      90,140     222,127    68,796    20,306
       Units redeemed.....................   (471,776)    (845,037)    (78,363)   (140,862)  (41,881)  (14,198)
                                           ----------  -----------  ----------  ----------  --------  --------
    Units outstanding at end of period....    971,195      615,959      98,042      86,265    33,023     6,108
                                           ==========  ===========  ==========  ==========  ========  ========

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED            ADVANCED               ADVANCED
                                                      SERIES TRUST        SERIES TRUST           SERIES TRUST
                                                      SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                     -------------- -----------------------  -------------------
                                                          AST                 AST                    AST
                                                          BOND           CAPITAL GROWTH           CLS GROWTH
                                                     PORTFOLIO 2020     ASSET ALLOCATION       ASSET ALLOCATION
                                                     -------------- -----------------------  -------------------
                                                        2009 (A)       2009         2008       2009       2008
                                                     -------------- ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................     $  (10)    $   15,831  $   (38,643) $   (979) $  (1,213)
Net realized gains (losses).........................        (23)      (396,255)  (1,305,026)   (2,153)   (81,997)
Change in unrealized gains (losses).................        (90)     1,368,203   (1,239,015)   44,689      1,729
                                                         ------     ----------  -----------  --------  ---------
Increase (decrease) in net assets from operations...       (123)       987,779   (2,582,684)   41,557    (81,481)
                                                         ------     ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --        433,057    6,980,265   103,123    416,039
Benefit payments....................................         --             --           --        --         --
Payments on termination.............................         --       (222,784)     (96,388)  (16,590)        --
Contract maintenance charge.........................         --        (10,486)      (1,432)     (384)      (333)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      2,462         68,352   (2,557,133)   (5,421)  (275,277)
                                                         ------     ----------  -----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions.......................................      2,462        268,139    4,325,312    80,728    140,429
                                                         ------     ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS...................      2,339      1,255,918    1,742,628   122,285     58,948
NET ASSETS AT BEGINNING OF PERIOD...................         --      4,408,222    2,665,594    58,948         --
                                                         ------     ----------  -----------  --------  ---------
NET ASSETS AT END OF PERIOD.........................     $2,339     $5,664,140  $ 4,408,222  $181,233  $  58,948
                                                         ======     ==========  ===========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --        661,754      256,135     8,789         --
       Units issued.................................        451        444,093    1,543,744    23,860     62,390
       Units redeemed...............................       (186)      (416,773)  (1,138,125)  (11,093)   (53,601)
                                                         ------     ----------  -----------  --------  ---------
    Units outstanding at end of period..............        265        689,074      661,754    21,556      8,789
                                                         ======     ==========  ===========  ========  =========

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------  -----------------  ----------------
                                                              AST                  AST                AST
                                                          CLS MODERATE           COHEN &             DEAM
                                                        ASSET ALLOCATION      STEERS REALTY     LARGE-CAP VALUE
                                                     ---------------------  -----------------  ----------------
                                                        2009        2008      2009     2008      2009     2008
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (15,219) $  (2,950) $   372  $    953  $   (53) $   260
Net realized gains (losses).........................     (6,440)   (75,971)    (783)   14,743     (106)     714
Change in unrealized gains (losses).................    296,362    (35,120)   8,470   (30,489)   2,578   (9,151)
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...    274,703   (114,041)   8,059   (14,793)   2,419   (8,177)
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    268,379    853,716       54    (2,500)     108    4,000
Benefit payments....................................         --         --       --        --       --       --
Payments on termination.............................    (40,925)       238     (430)       --       --       --
Contract maintenance charge.........................     (3,315)      (181)     (25)      (15)     (14)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    404,781      6,452    1,230    34,099      702   16,372
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    628,920    860,225      829    31,584      796   20,369
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................    903,623    746,184    8,888    16,791    3,215   12,192
NET ASSETS AT BEGINNING OF PERIOD...................    746,184         --   24,514     7,723   13,412    1,220
                                                     ----------  ---------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $1,649,807  $ 746,184  $33,402  $ 24,514  $16,627  $13,412
                                                     ==========  =========  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    101,548         --    4,091       823    2,205      124
       Units issued.................................    133,704    174,809      465     4,586      513    2,948
       Units redeemed...............................    (50,524)   (73,261)    (266)   (1,318)    (376)    (867)
                                                     ----------  ---------  -------  --------  -------  -------
    Units outstanding at end of period..............    184,728    101,548    4,290     4,091    2,342    2,205
                                                     ==========  =========  =======  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED         ADVANCED              ADVANCED
                                                      SERIES TRUST     SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                                     --------------- ----------------  -----------------------
                                                           AST              AST                  AST
                                                          DEAM           FEDERATED           FIRST TRUST
                                                     SMALL-CAP VALUE AGGRESSIVE GROWTH     BALANCED TARGET
                                                     --------------- ----------------  -----------------------
                                                        2008 (X)       2009     2008      2009         2008
                                                     --------------- -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................     $    70     $  (135) $  (192) $   49,036  $    14,033
Net realized gains (losses).........................        (111)     (1,928)     (80)   (164,919)  (1,178,525)
Change in unrealized gains (losses).................          (9)      5,219   (8,055)    539,924     (357,780)
                                                         -------     -------  -------  ----------  -----------
Increase (decrease) in net assets from operations...         (50)      3,156   (8,327)    424,041   (1,522,272)
                                                         -------     -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       1,000          54    8,125     371,032    4,376,569
Benefit payments....................................          --          --       --          --           --
Payments on termination.............................          --          --       --    (309,875)     (97,581)
Contract maintenance charge.........................          --         (14)      (2)     (6,388)      (1,748)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (1,294)     (3,768)  11,211     355,873   (3,389,259)
                                                         -------     -------  -------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................        (294)     (3,728)  19,334     410,642      887,981
                                                         -------     -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................        (344)       (572)  11,007     834,683     (634,291)
NET ASSETS AT BEGINNING OF PERIOD...................         344      11,623      616   1,844,824    2,479,115
                                                         -------     -------  -------  ----------  -----------
NET ASSETS AT END OF PERIOD.........................     $    --     $11,051  $11,623  $2,679,507  $ 1,844,824
                                                         =======     =======  =======  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........          39       2,062       60     274,572      238,272
       Units issued.................................          --         446    3,330     308,083      881,431
       Units redeemed...............................         (39)     (1,010)  (1,328)   (255,641)    (845,131)
                                                         -------     -------  -------  ----------  -----------
    Units outstanding at end of period..............          --       1,498    2,062     327,014      274,572
                                                         =======     =======  =======  ==========  ===========

--------
(x)For the period beginning January 1, 2008 and ended July 18, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                           ADVANCED               ADVANCED          ADVANCED
                                                         SERIES TRUST           SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                   ------------------------  -----------------  ---------------
                                                              AST                   AST               AST
                                                      FIRST TRUST CAPITAL        FOCUS FOUR          GLOBAL
                                                      APPRECIATION TARGET      PLUS PORTFOLIO     REAL ESTATE
                                                   ------------------------  -----------------  ---------------
                                                       2009         2008     2009 (B)  2008 (Y)  2009   2008 (Y)
                                                   -----------  -----------  --------  -------- ------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    51,011  $   (54,620) $   (209) $   (26) $   24    $ --
Net realized gains (losses).......................    (669,282)  (3,406,114)    4,151   (1,471)    134      --
Change in unrealized gains (losses)...............   2,078,860   (2,330,234)     (422)     422     476      23
                                                   -----------  -----------  --------  -------  ------    ----
Increase (decrease) in net assets from operations.   1,460,589   (5,790,968)    3,520   (1,075)    634      23
                                                   -----------  -----------  --------  -------  ------    ----
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     362,956   17,121,131     8,211   16,046      --      --
Benefit payments..................................          --           --        --       --      --      --
Payments on termination...........................     (90,118)    (151,793)       --       --    (417)     --
Contract maintenance charge.......................     (18,297)        (853)      (78)      --      (2)     --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   2,116,647   (9,223,192)  (24,972)  (1,652)    852     417
                                                   -----------  -----------  --------  -------  ------    ----
Increase (decrease) in net assets from contract
 transactions.....................................   2,371,188    7,745,293   (16,839)  14,394     433     417
                                                   -----------  -----------  --------  -------  ------    ----
INCREASE (DECREASE) IN NET ASSETS.................   3,831,777    1,954,325   (13,319)  13,319   1,067     440
NET ASSETS AT BEGINNING OF PERIOD.................   6,607,414    4,653,089    13,319       --     440      --
                                                   -----------  -----------  --------  -------  ------    ----
NET ASSETS AT END OF PERIOD....................... $10,439,191  $ 6,607,414  $     --  $13,319  $1,507    $440
                                                   ===========  ===========  ========  =======  ======    ====
UNITS OUTSTANDING
    Units outstanding at beginning of period......   1,075,207      441,186     1,780       --      72      --
       Units issued...............................   1,017,568    3,176,694     3,066    3,400     165     109
       Units redeemed.............................    (723,456)  (2,542,673)   (4,846)  (1,620)    (53)    (37)
                                                   -----------  -----------  --------  -------  ------    ----
    Units outstanding at end of period............   1,369,319    1,075,207        --    1,780     184      72
                                                   ===========  ===========  ========  =======  ======    ====

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009
(y)For the period beginning July 21, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED         ADVANCED
                                                        SERIES TRUST        SERIES TRUST     SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------   -----------------  --------------
                                                            AST                 AST               AST
                                                       GOLDMAN SACHS       GOLDMAN SACHS     GOLDMAN SACHS
                                                     CONCENTRATED GROWTH   MID-CAP GROWTH   SMALL-CAP VALUE
                                                     -----------------   -----------------  --------------
                                                       2009      2008      2009     2008     2009    2008
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (510)  $   (394) $  (538) $   (587) $    5  $   (6)
Net realized gains (losses).........................    (606)    (3,260)  (3,179)    5,235      (8)     (2)
Change in unrealized gains (losses).................  17,903    (13,435)  22,626   (30,214)    534    (699)
                                                     -------   --------  -------  --------  ------  ------
Increase (decrease) in net assets from operations...  16,787    (17,089)  18,909   (25,566)    531    (707)
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   5,557         --       --    26,750      --      --
Benefit payments....................................      --         --       --        --      --      --
Payments on termination.............................      --         --     (614)       --      --      --
Contract maintenance charge.........................     (45)        (9)     (21)       (6)     (1)     --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (7,156)    36,883      707    34,818      --   2,799
                                                     -------   --------  -------  --------  ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,644)    36,874       72    61,562      (1)  2,799
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS...................  15,143     19,785   18,981    35,996     530   2,092
NET ASSETS AT BEGINNING OF PERIOD...................  30,209     10,424   37,872     1,876   2,092      --
                                                     -------   --------  -------  --------  ------  ------
NET ASSETS AT END OF PERIOD......................... $45,352   $ 30,209  $56,853  $ 37,872  $2,622  $2,092
                                                     =======   ========  =======  ========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,911        998    6,201       181     273      --
       Units issued.................................   1,468     10,613      372    11,113      --     273
       Units redeemed...............................  (1,385)    (6,700)    (569)   (5,093)     --      --
                                                     -------   --------  -------  --------  ------  ------
    Units outstanding at end of period..............   4,994      4,911    6,004     6,201     273     273
                                                     =======   ========  =======  ========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                                                AST                 AST
                                                            AST           HORIZON GROWTH     HORIZON MODERATE
                                                         HIGH YIELD      ASSET ALLOCATION    ASSET ALLOCATION
                                                     -----------------  ------------------  ------------------
                                                       2009      2008     2009      2008      2009      2008
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  1,944  $ 1,706  $ (1,174) $   (363) $ (4,153) $ (1,377)
Net realized gains (losses).........................    2,312   (1,785)   (1,094)  (16,393)   (2,227)  (46,631)
Change in unrealized gains (losses).................   11,002   (8,111)   25,182       669    75,973    (2,810)
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...   15,258   (8,190)   22,914   (16,087)   69,593   (50,818)
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    5,557   14,667     2,783   127,586    22,217   410,431
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................     (910)      --    (5,689)       --   (26,927)      (92)
Contract maintenance charge.........................      (19)      (6)     (432)      (25)   (1,550)      (91)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (23,709)  30,567    13,430    (5,020)  149,269   (80,084)
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (19,081)  45,228    10,092   122,541   143,009   330,164
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   (3,823)  37,038    33,006   106,454   212,602   279,346
NET ASSETS AT BEGINNING OF PERIOD...................   38,877    1,839   106,454        --   279,346        --
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 35,054  $38,877  $139,460  $106,454  $491,948  $279,346
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    5,007      175    14,892        --    36,625        --
       Units issued.................................    2,645    5,950    12,211    31,197    40,670    87,343
       Units redeemed...............................   (4,283)  (1,118)  (11,479)  (16,305)  (24,280)  (50,718)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    3,369    5,007    15,624    14,892    53,015    36,625
                                                     ========  =======  ========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED             ADVANCED               ADVANCED
                                                    SERIES TRUST         SERIES TRUST           SERIES TRUST
                                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------   -----------------   ------------------------
                                                                                                     AST
                                                         AST                 AST                 INVESTMENT
                                                 INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                 ------------------   -----------------   ------------------------
                                                   2009       2008      2009      2008        2009       2008 (W)
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    422   $     (6) $   807   $  2,235  $   (13,493) $   (48,080)
Net realized gains (losses).....................  (15,023)     3,144   (8,449)    (8,755)   1,513,657      180,638
Change in unrealized gains (losses).............   34,197    (45,166)  24,730    (50,170)    (434,599)     972,934
                                                 --------   --------  -------   --------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   19,596    (42,028)  17,088    (56,690)   1,065,565    1,105,492
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --     11,929    2,579     34,404           --           --
Benefit payments................................       --         --       --         --           --           --
Payments on termination.........................   (9,791)   (11,037)  (6,898)   (40,055)    (376,588)    (104,937)
Contract maintenance charge.....................      (51)        (5)     (40)       (12)     (81,960)     (23,030)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    1,931     80,284        2     76,488   (7,127,814)  10,746,860
                                                 --------   --------  -------   --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (7,911)    81,171   (4,357)    70,825   (7,586,362)  10,618,893
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   11,685     39,143   12,731     14,135   (6,520,797)  11,724,385
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   63,347     24,204   70,793     56,658   11,724,385           --
                                                 --------   --------  -------   --------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 75,032   $ 63,347  $83,524   $ 70,793  $ 5,203,588  $11,724,385
                                                 ========   ========  =======   ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   11,637      2,189   12,217      5,414    1,085,050           --
       Units issued.............................    1,520     12,793      348     21,837    1,157,584    2,264,620
       Units redeemed...........................   (2,858)    (3,345)  (1,389)   (15,034)  (1,803,389)  (1,179,570)
                                                 --------   --------  -------   --------  -----------  -----------
    Units outstanding at end of period..........   10,299     11,637   11,176     12,217      439,245    1,085,050
                                                 ========   ========  =======   ========  ===========  ===========

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED           ADVANCED
                                                        SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     ------------------   ----------------  -----------------
                                                             AST                                   AST
                                                          JPMORGAN               AST           LORD ABBETT
                                                     INTERNATIONAL EQUITY  LARGE-CAP VALUE    BOND-DEBENTURE
                                                     ------------------   ----------------  -----------------
                                                       2009       2008     2009     2008      2009     2008
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    929   $  1,228  $   92  $    517  $ 2,012  $  2,611
Net realized gains (losses).........................  (17,055)    (7,054)   (106)   (7,214)    (307)   (1,805)
Change in unrealized gains (losses).................   22,548    (29,682)  1,146    (5,081)   9,248   (11,406)
                                                     --------   --------  ------  --------  -------  --------
Increase (decrease) in net assets from operations...    6,422    (35,508)  1,132   (11,778)  10,953   (10,600)
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --     26,750      --        --    3,223        --
Benefit payments....................................       --         --      --        --       --        --
Payments on termination.............................  (16,447)   (22,877)     --        --   (1,276)       --
Contract maintenance charge.........................      (15)        (5)    (14)      (15)     (21)      (10)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   18,248     27,263       1      (573)  17,303    36,058
                                                     --------   --------  ------  --------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    1,786     31,131     (13)     (588)  19,229    36,048
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................    8,208     (4,377)  1,119   (12,366)  30,182    25,448
NET ASSETS AT BEGINNING OF PERIOD...................   46,426     50,803   6,395    18,761   28,512     3,064
                                                     --------   --------  ------  --------  -------  --------
NET ASSETS AT END OF PERIOD......................... $ 54,634   $ 46,426  $7,514  $  6,395  $58,694  $ 28,512
                                                     ========   ========  ======  ========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    7,769      4,916   1,159     1,960    3,605       294
       Units issued.................................    2,426     11,619      --     4,851    2,115     4,931
       Units redeemed...............................   (3,368)    (8,766)     (2)   (5,652)    (136)   (1,620)
                                                     --------   --------  ------  --------  -------  --------
    Units outstanding at end of period..............    6,827      7,769   1,157     1,159    5,584     3,605
                                                     ========   ========  ======  ========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ------------------  ----------------
                                                            AST
                                                          MARSICO               AST                AST
                                                       CAPITAL GROWTH    MFS GLOBAL EQUITY     MFS GROWTH
                                                     -----------------  ------------------  ----------------
                                                       2009     2008      2009      2008      2009     2008
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (212) $   (403) $  1,037  $    159  $  (112) $  (104)
Net realized gains (losses).........................    (646)      565   (17,370)   13,464      (52)  (2,499)
Change in unrealized gains (losses).................  12,968   (27,879)   33,612   (43,137)   3,015   (3,291)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from operations...  12,110   (27,717)   17,279   (29,514)   2,851   (5,894)
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   5,157    39,559        --    26,750       --       --
Benefit payments....................................      --        --        --        --       --       --
Payments on termination.............................    (575)   (5,841)       --        --     (247)      --
Contract maintenance charge.........................     (19)       (3)      (10)       (2)      (8)      --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  16,067    22,830   (59,404)   79,106    6,260   12,758
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  20,630    56,545   (59,414)  105,854    6,005   12,758
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  32,740    28,828   (42,135)   76,340    8,856    6,864
NET ASSETS AT BEGINNING OF PERIOD...................  43,938    15,110    84,782     8,442    6,864       --
                                                     -------  --------  --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $76,678  $ 43,938  $ 42,647  $ 84,782  $15,720  $ 6,864
                                                     =======  ========  ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   7,288     1,394    12,467       808    1,010       --
       Units issued.................................   2,773    13,237       405    17,350      931    2,051
       Units redeemed...............................     (92)   (7,343)   (8,056)   (5,691)     (59)  (1,041)
                                                     -------  --------  --------  --------  -------  -------
    Units outstanding at end of period..............   9,969     7,288     4,816    12,467    1,882    1,010
                                                     =======  ========  ========  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED             ADVANCED              ADVANCED
                                                       SERIES TRUST         SERIES TRUST          SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------------  -----------------
                                                                                                      AST
                                                        AST MID-CAP           AST MONEY        NEUBERGER BERMAN/
                                                           VALUE               MARKET          LSV MID-CAP VALUE
                                                     ----------------  ----------------------  -----------------
                                                       2009     2008      2009        2008       2009     2008
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    42  $   128  $  (14,812) $    2,447  $   252  $    203
Net realized gains (losses).........................     (19)  (3,497)         --          --   (2,808)      508
Change in unrealized gains (losses).................   5,465   (3,430)         --          --   12,710   (18,744)
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from operations...   5,488   (6,799)    (14,812)      2,447   10,154   (18,033)
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --      85,153     500,696      108     9,375
Benefit payments....................................      --       --    (609,951)   (451,021)      --        --
Payments on termination.............................      --       --        (675)    (41,458)    (254)       --
Contract maintenance charge.........................     (11)      --        (141)        (36)     (30)       (5)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  16,504   12,853     775,398     937,610   (3,354)   33,737
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  16,493   12,853     249,784     945,791   (3,530)   43,107
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  21,981    6,054     234,972     948,238    6,624    25,074
NET ASSETS AT BEGINNING OF PERIOD...................  10,211    4,157   1,014,599      66,361   27,333     2,259
                                                     -------  -------  ----------  ----------  -------  --------
NET ASSETS AT END OF PERIOD......................... $32,192  $10,211  $1,249,571  $1,014,599  $33,957  $ 27,333
                                                     =======  =======  ==========  ==========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,711      426      98,961       6,546    4,778       225
       Units issued.................................   2,242    5,292     254,892     193,296      694     6,207
       Units redeemed...............................      (1)  (4,007)   (230,393)   (100,881)  (1,196)   (1,654)
                                                     -------  -------  ----------  ----------  -------  --------
    Units outstanding at end of period..............   3,952    1,711     123,460      98,961    4,276     4,778
                                                     =======  =======  ==========  ==========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED          ADVANCED          ADVANCED
                                                        SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ---------------  ------------------
                                                                                                 AST
                                                            AST               AST              NIEMANN
                                                      NEUBERGER BERMAN  NEUBERGER BERMAN   CAPITAL GROWTH
                                                       MID-CAP GROWTH   SMALL-CAP GROWTH  ASSET ALLOCATION
                                                     -----------------  ---------------  ------------------
                                                       2009     2008     2009     2008     2009      2008
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (324) $   (370) $  (78) $   (71) $ (1,835) $   (491)
Net realized gains (losses).........................    (468)   (2,505)   (524)     (31)    2,561   (11,940)
Change in unrealized gains (losses).................   7,624   (13,468)  1,806   (2,245)   36,803      (261)
                                                     -------  --------  ------  -------  --------  --------
Increase (decrease) in net assets from operations...   6,832   (16,343)  1,204   (2,347)   37,529   (12,692)
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     108    30,970      54      500    41,835   164,806
Benefit payments....................................      --        --      --       --        --        --
Payments on termination.............................      --        --      --       --    (8,186)       --
Contract maintenance charge.........................     (11)       (2)     (6)      (2)     (799)      (19)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     643     8,689     588    5,943    19,676   (24,039)
                                                     -------  --------  ------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     740    39,657     636    6,441    52,526   140,748
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   7,572    23,314   1,840    4,094    90,055   128,056
NET ASSETS AT BEGINNING OF PERIOD...................  23,930       616   4,910      816   128,056        --
                                                     -------  --------  ------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $31,502  $ 23,930  $6,750  $ 4,910  $218,111  $128,056
                                                     =======  ========  ======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,052        58     770       72    17,042        --
       Units issued.................................     665     8,147     277    1,109    28,061    40,237
       Units redeemed...............................    (556)   (4,153)   (171)    (411)  (20,798)  (23,195)
                                                     -------  --------  ------  -------  --------  --------
    Units outstanding at end of period..............   4,161     4,052     876      770    24,305    17,042
                                                     =======  ========  ======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                            AST                 AST                 AST
                                                         PARAMETRIC            PIMCO               PIMCO
                                                      EMERGING MARKETS   LIMITED MATURITY      TOTAL RETURN
                                                           EQUITY              BOND                BOND
                                                     -----------------  ------------------  ------------------
                                                       2009    2008 (Y)   2009      2008      2009      2008
                                                     --------  -------- --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (125) $   (14) $  6,189  $  2,853  $  5,451  $  3,683
Net realized gains (losses).........................    2,267       (6)   12,261      (237)    6,293      (309)
Change in unrealized gains (losses).................    7,579   (2,001)   (5,162)   (6,259)   12,621    11,705
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...    9,721   (2,021)   13,288    (3,643)   24,365    (8,331)
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    1,799       --        --    53,500     3,223     3,661
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................  (10,564)      --   (16,720)  (10,000)  (33,179)  (32,497)
Contract maintenance charge.........................     (107)      --       (94)       --       (75)      (36)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   22,100    6,717   (21,025)  144,659   227,912   160,600
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   13,228    6,717   (37,839)  188,159   197,881   131,728
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   22,949    4,696   (24,551)  184,516   222,246   123,397
NET ASSETS AT BEGINNING OF PERIOD...................    4,696       --   184,516        --   190,052    66,655
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 27,645  $ 4,696  $159,965  $184,516  $412,298  $190,052
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........      840       --    17,852        --    18,608     6,291
       Units issued.................................    3,362      975     6,430    25,490    30,746    21,515
       Units redeemed...............................   (1,186)    (135)  (10,070)   (7,638)  (13,994)   (9,198)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    3,016      840    14,212    17,852    35,360    18,608
                                                     ========  =======  ========  ========  ========  ========

--------
(y)For the period beginning July 21, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED              ADVANCED             ADVANCED
                                                      SERIES TRUST          SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                 ----------------------  ------------------  -------------------
                                                           AST                   AST                 AST
                                                      PRESERVATION             QMA US        SCHRODERS MULTI-ASSET
                                                    ASSET ALLOCATION        EQUITY ALPHA       WORLD STRATEGIES
                                                 ----------------------  ------------------  -------------------
                                                    2009        2008       2009      2008      2009        2008
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (13,639) $  (17,542) $    706  $  1,468  $    257   $     431
Net realized gains (losses).....................    (39,005)   (334,685)  (15,943)   (8,714)    2,886     (78,711)
Change in unrealized gains (losses).............  1,391,623    (332,203)   23,979   (28,090)  158,744      (4,800)
                                                 ----------  ----------  --------  --------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................  1,338,979    (684,430)    8,742   (35,336)  161,887     (83,080)
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................  1,748,606   4,794,226        --    13,375   221,304     548,322
Benefit payments................................         --          --        --        --        --          --
Payments on termination.........................   (413,573)   (253,721)       --        --    (4,756)    (21,196)
Contract maintenance charge.....................    (23,385)     (1,380)       (9)       --    (2,622)        (62)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  1,530,423     288,277   (50,354)   80,997   116,065    (274,525)
                                                 ----------  ----------  --------  --------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  2,842,071   4,827,402   (50,363)   94,372   329,991     252,539
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  4,181,050   4,142,972   (41,621)   59,036   491,878     169,459
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  4,623,800     480,828    70,734    11,698   304,945     135,486
                                                 ----------  ----------  --------  --------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $8,804,850  $4,623,800  $ 29,113  $ 70,734  $796,823   $ 304,945
                                                 ==========  ==========  ========  ========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    555,571      45,849    11,993     1,198    42,633      13,020
       Units issued.............................    854,566   1,023,879     1,616    20,192   101,752      97,970
       Units redeemed...........................   (515,093)   (514,157)   (9,513)   (9,397)  (55,565)    (68,357)
                                                 ----------  ----------  --------  --------  --------   ---------
    Units outstanding at end of period..........    895,044     555,571     4,096    11,993    88,820      42,633
                                                 ==========  ==========  ========  ========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED          ADVANCED               ADVANCED
                                                       SERIES TRUST      SERIES TRUST           SERIES TRUST
                                                       SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                     ---------------  ------------------  -----------------------
                                                                                                    AST
                                                           AST                AST              T. ROWE PRICE
                                                     SMALL-CAP GROWTH   SMALL-CAP VALUE       ASSET ALLOCATION
                                                     ---------------- ------------------  -----------------------
                                                      2009     2008     2009      2008       2009         2008
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (18) $   (35) $     44  $   (105) $   29,014  $     9,463
Net realized gains (losses).........................    (40)  (1,035)  (10,811)   (2,102)   (235,334)  (1,203,370)
Change in unrealized gains (losses).................    535      (13)   13,916    (9,676)  1,028,477     (553,539)
                                                     ------  -------  --------  --------  ----------  -----------
Increase (decrease) in net assets from operations...    477   (1,083)    3,149   (11,883)    822,157   (1,747,446)
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................     --    1,220       108     6,904     447,043    5,164,320
Benefit payments....................................     --       --        --        --          --           --
Payments on termination.............................     --       --    (7,734)  (12,144)   (113,695)    (199,226)
Contract maintenance charge.........................     (2)      --       (21)       (2)     (6,460)        (621)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  1,211      642     6,529    20,839     689,901   (2,674,928)
                                                     ------  -------  --------  --------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................  1,209    1,862    (1,118)   15,597   1,016,789    2,289,545
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................  1,686      779     2,031     3,714   1,838,946      542,099
NET ASSETS AT BEGINNING OF PERIOD...................    779       --    25,826    22,112   3,352,670    2,810,571
                                                     ------  -------  --------  --------  ----------  -----------
NET ASSETS AT END OF PERIOD......................... $2,465  $   779  $ 27,857  $ 25,826  $5,191,616  $ 3,352,670
                                                     ======  =======  ========  ========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    123       --     3,948     2,342     451,295      275,676
       Units issued.................................    359    1,250     1,868     5,325     341,473    1,220,834
       Units redeemed...............................   (188)  (1,127)   (2,429)   (3,719)   (221,233)  (1,045,215)
                                                     ------  -------  --------  --------  ----------  -----------
    Units outstanding at end of period..............    294      123     3,387     3,948     571,535      451,295
                                                     ======  =======  ========  ========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  -----------------  ------------------
                                                            AST                AST
                                                       T. ROWE PRICE      T. ROWE PRICE            AST
                                                           GLOBAL           LARGE-CAP         T. ROWE PRICE
                                                            BOND              GROWTH        NATURAL RESOURCES
                                                     -----------------  -----------------  ------------------
                                                       2009      2008     2009     2008      2009      2008
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  4,636  $ 1,994  $  (364) $   (401) $     49  $   (702)
Net realized gains (losses).........................    3,518   (1,336)  (2,001)   (4,790)   17,857     3,598
Change in unrealized gains (losses).................       67   (4,614)  13,004   (10,603)   22,540   (70,061)
                                                     --------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...    8,221   (3,956)  10,639   (15,794)   40,446   (67,165)
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................    3,277      500       --     1,220    11,375    37,928
Benefit payments....................................       --       --       --        --        --        --
Payments on termination.............................   (5,937)    (202)      --        --    (5,465)   (1,386)
Contract maintenance charge.........................      (48)     (10)     (35)      (18)      (75)      (19)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   46,801   57,796    6,171    17,480     2,418    68,467
                                                     --------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   44,093   58,084    6,136    18,682     8,253   104,990
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   52,314   54,128   16,775     2,888    48,699    37,825
NET ASSETS AT BEGINNING OF PERIOD...................   60,278    6,150   21,820    18,932    81,916    44,091
                                                     --------  -------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $112,592  $60,278  $38,595  $ 21,820  $130,615  $ 81,916
                                                     ========  =======  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    5,891      579    3,688     1,876    14,260     3,785
       Units issued.................................    4,690    9,545    1,182     8,321     5,812    14,834
       Units redeemed...............................     (629)  (4,233)    (557)   (6,509)   (4,632)   (4,359)
                                                     --------  -------  -------  --------  --------  --------
    Units outstanding at end of period..............    9,952    5,891    4,313     3,688    15,440    14,260
                                                     ========  =======  =======  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                             ADVANCED            ADVANCED
                                                  ADVANCED SERIES TRUST    SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                 -----------------------  -------------- -----------------------
                                                                                                 FRANKLIN
                                                                               AST            TEMPLETON VIP
                                                         AST UBS          WESTERN ASSET       FOUNDING FUNDS
                                                      DYNAMIC ALPHA       CORE PLUS BOND        ALLOCATION
                                                 -----------------------  -------------- -----------------------
                                                    2009         2008        2009 (C)       2009       2008 (Z)
                                                 ----------  -----------  -------------- ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (18,936) $   (33,472)      $ --      $   40,446  $    22,710
Net realized gains (losses).....................     83,946     (447,272)        --        (143,192)    (395,144)
Change in unrealized gains (losses).............    433,391     (126,446)        --         648,973     (158,649)
                                                 ----------  -----------       ----      ----------  -----------
Increase (decrease) in net assets from
 operations.....................................    498,401     (607,190)        --         546,227     (531,083)
                                                 ----------  -----------       ----      ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    340,806    3,629,254         --         261,160    3,484,538
Benefit payments................................         --           --         --              --           --
Payments on termination.........................   (140,362)    (105,733)        --         (45,942)      (3,738)
Contract maintenance charge.....................    (10,363)      (1,402)        --         (11,215)        (434)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    600,156   (2,194,562)        --         677,148   (1,277,392)
                                                 ----------  -----------       ----      ----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................    790,237    1,327,557         --         881,151    2,202,974
                                                 ----------  -----------       ----      ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  1,288,638      720,367         --       1,427,378    1,671,891
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,114,945    1,394,578         --       1,671,891           --
                                                 ----------  -----------       ----      ----------  -----------
NET ASSETS AT END OF PERIOD..................... $3,403,583  $ 2,114,945       $ --      $3,099,269  $ 1,671,891
                                                 ==========  ===========       ====      ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    269,020      144,050         --         251,264           --
       Units issued.............................    363,052      733,132         18         387,368      700,299
       Units redeemed...........................   (271,432)    (608,162)       (18)       (275,492)    (449,035)
                                                 ----------  -----------       ----      ----------  -----------
    Units outstanding at end of period..........    360,640      269,020         --         363,140      251,264
                                                 ==========  ===========       ====      ==========  ===========

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(z)For the period beginning May 1, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                      ADVANCED       ADVANCED      ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                    SERIES TRUST   SERIES TRUST  SERIES TRUST SERIES TRUST  SERIES TRUST  SERIES TRUST
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                    ------------- -------------- ------------ ------------ -------------- ------------
                                                                   PROFUND      PROFUND       PROFUND
                                       PROFUND       PROFUND     VP LARGE-CAP  VP MID-CAP     VP TELE-      PROFUND
                                    VP FINANCIALS VP HEALTH CARE    VALUE        VALUE     COMMUNICATIONS VP UTILITIES
                                    ------------- -------------- ------------ ------------ -------------- ------------
                                      2009 (D)       2009 (D)      2009 (E)     2009 (D)      2009 (D)      2009 (F)
                                    ------------- -------------- ------------ ------------ -------------- ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......    $   (28)      $   (22)      $  1,461      $   (2)      $   (22)      $   773
Net realized gains (losses)........      2,147           670         10,158          10           362            30
Change in unrealized gains
 (losses)..........................         --            --          2,680       1,362            --         2,368
                                       -------       -------       --------      ------       -------       -------
Increase (decrease) in net assets
 from operations...................      2,119           648         14,299       1,370           340         3,171
                                       -------       -------       --------      ------       -------       -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      2,779         2,779             --          --         2,779            --
Benefit payments...................         --            --             --          --            --            --
Payments on termination............         --            --             --          --            --          (671)
Contract maintenance charge........         --            --             --          --            --            --
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................     (4,898)       (3,426)       193,554       2,285        (3,119)       26,202
                                       -------       -------       --------      ------       -------       -------
Increase (decrease) in net assets
 from contract transactions........     (2,119)         (647)       193,554       2,285          (340)       25,531
                                       -------       -------       --------      ------       -------       -------
INCREASE (DECREASE) IN
 NET ASSETS........................         --             1        207,853       3,655            --        28,702
NET ASSETS AT BEGINNING
 OF PERIOD.........................         --            --             --          --            --            --
                                       -------       -------       --------      ------       -------       -------
NET ASSETS AT END OF
 PERIOD............................    $    --       $     1       $207,853      $3,655       $    --       $28,702
                                       =======       =======       ========      ======       =======       =======
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........         --            --             --          --            --            --
       Units issued................        813           379         56,781         438           439         3,732
       Units redeemed..............       (813)         (379)       (28,375)         --          (439)          (90)
                                       -------       -------       --------      ------       -------       -------
    Units outstanding at end of
     period........................         --            --         28,406         438            --         3,642
                                       =======       =======       ========      ======       =======       =======

--------
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS            INSURANCE FUNDS             INSURANCE FUNDS
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  -------------------------  --------------------------
                                                  AIM V. I.                                              AIM V. I.
                                                BASIC BALANCED         AIM V. I. BASIC VALUE       CAPITAL APPRECIATION
                                          -------------------------  -------------------------  --------------------------
                                              2009         2008          2009         2008          2009          2008
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   669,815  $    786,202  $    14,340  $   (102,657) $   (602,601) $ (1,720,955)
Net realized gains (losses)..............  (2,227,441)   (1,328,155)  (2,058,170)    2,366,124    (6,200,014)   (1,946,468)
Change in unrealized gains (losses)......   6,757,038   (12,431,727)   5,608,725   (13,115,524)   19,619,234   (60,709,415)
                                          -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   5,199,412   (12,973,680)   3,564,895   (10,852,057)   12,816,619   (64,376,838)
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       5,225        43,646           --         4,530        99,526       374,593
Benefit payments.........................    (630,871)     (899,720)    (219,220)     (462,872)   (2,374,975)   (3,604,826)
Payments on termination..................  (2,257,085)   (5,979,746)  (1,615,103)   (3,215,225)   (6,071,240)  (17,492,609)
Contract maintenance charge..............     (11,350)      (13,554)      (5,170)       (6,926)      (57,422)      (68,831)
Transfers among the sub-accounts
 and with the Fixed Account--net.........    (203,942)   (1,573,339)    (480,306)   (1,575,212)   (2,821,162)   (6,265,405)
                                          -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,098,023)   (8,422,713)  (2,319,799)   (5,255,705)  (11,225,273)  (27,057,078)
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,101,389   (21,396,393)   1,245,096   (16,107,762)    1,591,346   (91,433,916)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,061,509    39,457,902    8,632,295    24,740,057    75,717,518   167,151,434
                                          -----------  ------------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $20,162,898  $ 18,061,509  $ 9,877,391  $  8,632,295  $ 77,308,864  $ 75,717,518
                                          ===========  ============  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,508,587     3,321,755    1,255,138     1,710,089    11,546,847    14,459,948
       Units issued......................     338,748       278,031       88,058        71,211       558,321       548,993
       Units redeemed....................    (723,089)   (1,091,199)    (359,519)     (526,162)   (2,202,975)   (3,462,094)
                                          -----------  ------------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   2,124,246     2,508,587      983,677     1,255,138     9,902,193    11,546,847
                                          ===========  ============  ===========  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS             INSURANCE FUNDS            INSURANCE FUNDS
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                                  AIM V. I.                                              AIM V. I.
                                             CAPITAL DEVELOPMENT        AIM V. I. CORE EQUITY       DIVERSIFIED INCOME
                                          -------------------------  --------------------------  ------------------------
                                              2009         2008          2009          2008          2009         2008
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (127,212) $   (209,958) $    382,661  $    838,695  $   956,301  $   979,944
Net realized gains (losses)..............    (872,870)    1,990,105    (3,206,618)    2,377,730   (1,007,044)  (1,422,334)
Change in unrealized gains (losses)......   4,118,822   (10,700,350)   27,219,368   (55,044,098)   1,014,290   (2,134,406)
                                          -----------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,118,740    (8,920,203)   24,395,411   (51,827,673)     963,547   (2,576,796)
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         737         2,835       136,389       362,152       35,145       72,290
Benefit payments.........................    (218,446)     (347,602)   (3,262,292)   (6,953,337)    (354,145)    (526,147)
Payments on termination..................  (1,037,919)   (2,196,113)   (9,150,623)  (24,194,037)  (1,328,340)  (3,593,864)
Contract maintenance charge..............      (4,266)       (5,332)      (76,933)      (86,251)      (4,394)      (5,052)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (529,559)   (1,181,496)   (3,806,854)   (7,855,159)     854,213     (385,705)
                                          -----------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,789,453)   (3,727,708)  (16,160,313)  (38,726,632)    (797,521)  (4,438,478)
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,329,287   (12,647,911)    8,235,098   (90,554,305)     166,026   (7,015,274)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,639,300    21,287,211   104,365,148   194,919,453   11,029,506   18,044,780
                                          -----------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,968,587  $  8,639,300  $112,600,246  $104,365,148  $11,195,532  $11,029,506
                                          ===========  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     903,898     1,156,252    10,686,364    13,757,442    1,094,590    1,494,794
       Units issued......................      53,896        58,852       432,358       436,740      171,921      140,132
       Units redeemed....................    (216,196)     (311,206)   (2,002,987)   (3,507,818)    (254,606)    (540,336)
                                          -----------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     741,598       903,898     9,115,735    10,686,364    1,011,905    1,094,590
                                          ===========  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                AIM VARIABLE              AIM VARIABLE              AIM VARIABLE
                                               INSURANCE FUNDS          INSURANCE FUNDS           INSURANCE FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  -----------------------  -------------------------
                                                  AIM V. I.                                          AIM V. I.
                                            GOVERNMENT SECURITIES     AIM V. I. HIGH YIELD      INTERNATIONAL GROWTH
                                          ------------------------  -----------------------  -------------------------
                                              2009         2008        2009         2008         2009         2008
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   582,486  $   494,543  $  445,732  $   602,258  $    24,604  $   (377,764)
Net realized gains (losses)..............   1,134,428      346,192    (458,264)    (561,355)      (5,344)    3,624,004
Change in unrealized gains (losses)......  (2,078,087)   1,496,248   2,608,146   (2,318,399)   7,828,194   (24,566,029)
                                          -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    (361,173)   2,336,984   2,595,614   (2,277,496)   7,847,454   (21,319,789)
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       1,070      202,519       2,830       35,881       30,832       150,870
Benefit payments.........................    (844,933)  (1,606,138)   (234,141)    (190,368)    (845,538)     (911,918)
Payments on termination..................  (2,936,365)  (4,927,187)   (747,032)  (1,717,332)  (2,660,697)   (6,077,606)
Contract maintenance charge..............      (7,497)      (7,753)     (3,171)      (3,398)     (16,946)      (19,626)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,951,644)   4,362,886      31,954     (436,209)  (1,138,599)   (3,648,798)
                                          -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (5,739,369)  (1,975,673)   (949,560)  (2,311,426)  (4,630,948)  (10,507,078)
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,100,542)     361,311   1,646,054   (4,588,922)   3,216,506   (31,826,867)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,070,248   22,708,937   5,649,216   10,238,138   26,972,919    58,799,786
                                          -----------  -----------  ----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $16,969,706  $23,070,248  $7,295,270  $ 5,649,216  $30,189,425  $ 26,972,919
                                          ===========  ===========  ==========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,525,465    1,660,149     715,570      949,547    2,389,969     3,091,736
       Units issued......................     248,423      471,438      79,936       56,636      132,974       133,949
       Units redeemed....................    (637,370)    (606,122)   (181,837)    (290,613)    (533,847)     (835,716)
                                          -----------  -----------  ----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   1,136,518    1,525,465     613,669      715,570    1,989,096     2,389,969
                                          ===========  ===========  ==========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS           INSURANCE FUNDS            INSURANCE FUNDS
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  -------------------------  -------------------------
                                                  AIM V. I.                 AIM V. I.
                                              LARGE CAP GROWTH         MID CAP CORE EQUITY       AIM V. I. MONEY MARKET
                                          ------------------------  -------------------------  -------------------------
                                              2009         2008         2009         2008          2009         2008
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (84,805) $  (184,844) $   (18,305) $     (1,487) $  (259,438) $    146,819
Net realized gains (losses)..............    (417,057)     122,802     (785,205)    2,227,053           --            --
Change in unrealized gains (losses)......   2,270,440   (6,243,875)   4,256,573    (8,150,080)          --            --
                                          -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   1,768,578   (6,305,917)   3,453,063    (5,924,514)    (259,438)      146,819
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       5,173       22,630       23,583        28,365       31,729       100,916
Benefit payments.........................    (336,312)    (226,676)    (540,610)     (661,328)     815,237    (1,888,730)
Payments on termination..................    (923,601)  (3,167,681)  (1,561,097)   (3,424,748)  (6,713,853)  (14,860,701)
Contract maintenance charge..............      (6,281)      (8,072)      (5,761)       (6,475)      (7,119)       (7,201)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     174,298     (310,722)     517,470      (792,178)      42,625    18,162,692
                                          -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,086,723)  (3,690,521)  (1,566,415)   (4,856,363)  (5,831,381)    1,506,976
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................     681,855   (9,996,438)   1,886,648   (10,780,877)  (6,090,819)    1,653,795
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,305,407   18,301,845   12,842,982    23,623,859   23,393,613    21,739,818
                                          -----------  -----------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,987,262  $ 8,305,407  $14,729,630  $ 12,842,982  $17,302,794  $ 23,393,613
                                          ===========  ===========  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,079,998    1,447,748    1,120,076     1,439,601    1,946,938     1,818,316
       Units issued......................     108,577      133,796      218,037       153,999      727,290     1,760,095
       Units redeemed....................    (247,849)    (501,546)    (319,462)     (473,524)  (1,224,406)   (1,631,473)
                                          -----------  -----------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................     940,726    1,079,998    1,018,651     1,120,076    1,449,822     1,946,938
                                          ===========  ===========  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 AIM VARIABLE             AIM VARIABLE        AIM VARIABLE INSURANCE
                                               INSURANCE FUNDS           INSURANCE FUNDS         FUNDS SERIES II
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                           -----------------------  ------------------------  ---------------------
                                                                                                    AIM V. I.
                                             AIM V. I. TECHNOLOGY      AIM V. I. UTILITIES      BASIC BALANCED II
                                           -----------------------  ------------------------  ---------------------
                                              2009         2008         2009         2008        2009       2008
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (35,474) $   (46,451) $   226,375  $   118,028  $  26,733  $   33,810
Net realized gains (losses)...............    (93,143)      49,120     (187,564)   1,598,467    (51,798)     14,890
Change in unrealized gains (losses).......  1,243,200   (1,872,573)     791,488   (5,924,660)   270,846    (682,242)
                                           ----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 operations...............................  1,114,583   (1,869,904)     830,299   (4,208,165)   245,781    (633,542)
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      3,566        2,141        2,907       59,706         --          --
Benefit payments..........................    (50,522)     (50,681)    (262,174)    (291,743)   (13,699)    (43,119)
Payments on termination...................   (166,851)    (536,480)    (550,983)  (1,792,980)   (94,967)   (133,429)
Contract maintenance charge...............     (2,118)      (2,307)      (3,837)      (4,885)        --          --
Transfers among the sub-accounts and with
 the Fixed Account--net...................    354,818     (415,021)    (207,291)    (313,409)   (83,931)    (80,728)
                                           ----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 contract transactions....................    138,893   (1,002,348)  (1,021,378)  (2,343,311)  (192,597)   (257,276)
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  1,253,476   (2,872,252)    (191,079)  (6,551,476)    53,184    (890,818)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,985,470    4,857,722    7,307,921   13,859,397    906,532   1,797,350
                                           ----------  -----------  -----------  -----------  ---------  ----------
NET ASSETS AT END OF PERIOD............... $3,238,946  $ 1,985,470  $ 7,116,842  $ 7,307,921  $ 959,716  $  906,532
                                           ==========  ===========  ===========  ===========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    280,525      375,301      528,154      668,053    133,453     160,341
       Units issued.......................     79,679       27,005       21,573       62,256        230       2,815
       Units redeemed.....................    (64,662)    (121,781)     (95,889)    (202,155)   (26,294)    (29,703)
                                           ----------  -----------  -----------  -----------  ---------  ----------
    Units outstanding at end of period....    295,542      280,525      453,838      528,154    107,389     133,453
                                           ==========  ===========  ===========  ===========  =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   AIM VARIABLE INSURANCE    AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                      FUNDS SERIES II           FUNDS SERIES II        FUNDS SERIES II
                                                        SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                                 -------------------------  -----------------------  ---------------------
                                                                                   AIM V. I.              AIM V. I.
                                                  AIM V. I. BASIC VALUE II  CAPITAL APPRECIATION II  CAPITAL DEVELOPMENT II
                                                 -------------------------  -----------------------  ----------------------
                                                     2009         2008         2009         2008       2009        2008
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (47,449) $   (170,089) $  (49,238) $   (91,894) $ (5,776)  $  (8,423)
Net realized gains (losses).....................  (1,608,447)    2,278,057    (107,539)     120,187   (33,860)     74,394
Change in unrealized gains (losses).............   5,242,032   (11,711,986)    806,935   (3,138,788)  158,174    (389,265)
                                                 -----------  ------------  ----------  -----------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................   3,586,136    (9,604,018)    650,158   (3,110,495)  118,538    (323,294)
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       2,767        16,449       1,950        4,767        --          44
Benefit payments................................    (133,739)     (160,798)    (14,077)     (62,809)       --      (3,214)
Payments on termination.........................    (842,539)   (1,397,612)   (123,755)    (361,948)  (21,163)    (10,127)
Contract maintenance charge.....................     (40,233)      (46,363)    (10,660)     (12,690)       --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (758,522)      405,775    (118,206)    (732,738)  (23,935)    (60,359)
                                                 -----------  ------------  ----------  -----------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  (1,772,266)   (1,182,549)   (264,748)  (1,165,418)  (45,098)    (73,656)
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,813,870   (10,786,567)    385,410   (4,275,913)   73,440    (396,950)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   8,651,910    19,438,477   3,716,103    7,992,016   336,338     733,288
                                                 -----------  ------------  ----------  -----------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $10,465,780  $  8,651,910  $4,101,513  $ 3,716,103  $409,778   $ 336,338
                                                 ===========  ============  ==========  ===========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,178,179     1,259,674     445,445      545,611    41,629      47,215
       Units issued.............................      67,431       159,243       9,233       12,008       135       1,624
       Units redeemed...........................    (269,972)     (240,738)    (42,959)    (112,174)   (5,430)     (7,210)
                                                 -----------  ------------  ----------  -----------  --------   ---------
    Units outstanding at end of period..........     975,638     1,178,179     411,719      445,445    36,334      41,629
                                                 ===========  ============  ==========  ===========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II        FUNDS SERIES II          FUNDS SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 -----------------------  ---------------------  -----------------------
                                                                               AIM V. I.                AIM V. I.
                                                 AIM V. I. CORE EQUITY II DIVERSIFIED INCOME II  GOVERNMENT SECURITIES II
                                                 -----------------------  ---------------------  -----------------------
                                                    2009         2008       2009        2008         2009        2008
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (3,673) $     3,646  $ 21,536   $  32,234   $    28,543  $   43,806
Net realized gains (losses).....................   (128,976)      50,800   (41,878)    (28,159)       89,132       4,017
Change in unrealized gains (losses).............    710,010   (1,336,017)   44,870     (80,713)     (167,422)    154,448
                                                 ----------  -----------  --------   ---------   -----------  ----------
Increase (decrease) in net assets from
 operations.....................................    577,361   (1,281,571)   24,528     (76,638)      (49,747)    202,271
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................         --       13,020       270         692         1,000         600
Benefit payments................................    (46,989)      (6,179)       --          --       (16,873)    (47,772)
Payments on termination.........................   (248,630)    (494,144)  (26,178)    (29,524)     (142,017)   (140,949)
Contract maintenance charge.....................     (9,605)     (10,564)       --          --            --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (130,925)    (166,233)  (73,563)    (66,368)   (1,154,093)  1,332,245
                                                 ----------  -----------  --------   ---------   -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (436,149)    (664,100)  (99,471)    (95,200)   (1,311,983)  1,144,124
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    141,212   (1,945,671)  (74,943)   (171,838)   (1,361,730)  1,346,395
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,672,454    4,618,125   356,571     528,409     2,435,487   1,089,092
                                                 ----------  -----------  --------   ---------   -----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,813,666  $ 2,672,454  $281,628   $ 356,571   $ 1,073,757  $2,435,487
                                                 ==========  ===========  ========   =========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    327,926      389,485    37,719      46,380       195,099      95,391
       Units issued.............................     26,817       11,043       619       4,578         3,247     127,255
       Units redeemed...........................    (79,930)     (72,602)  (11,095)    (13,239)     (111,015)    (27,547)
                                                 ----------  -----------  --------   ---------   -----------  ----------
    Units outstanding at end of period..........    274,813      327,926    27,243      37,719        87,331     195,099
                                                 ==========  ===========  ========   =========   ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II          FUNDS SERIES II         FUNDS SERIES II
                                                       SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                   ---------------------   ----------------------  ---------------------
                                                                                 AIM V. I.               AIM V. I.
                                                   AIM V. I. HIGH YIELD II INTERNATIONAL GROWTH II  LARGE CAP GROWTH II
                                                   ---------------------   ----------------------  ---------------------
                                                     2009         2008       2009        2008         2009       2008
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $ 28,634    $  40,293   $ (1,021)  $  (12,691)  $  (9,326) $  (12,854)
Net realized gains (losses).......................  (13,319)     (34,426)   (21,106)     113,892     (25,810)      9,123
Change in unrealized gains (losses)...............  157,536     (167,357)   195,275     (681,650)    162,343    (400,710)
                                                   --------    ---------   --------   ----------   ---------  ----------
Increase (decrease) in net assets from operations.  172,851     (161,490)   173,148     (580,449)    127,207    (404,441)
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --      104,033        486        1,768          --          --
Benefit payments..................................       --     (103,410)    (4,693)          --     (16,583)     (5,916)
Payments on termination...........................  (67,453)     (27,973)   (24,953)     (42,467)   (128,937)    (71,888)
Contract maintenance charge.......................       --           --         --           --          --          --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (16,649)     (90,402)   (66,906)    (296,094)    (10,345)     14,568
                                                   --------    ---------   --------   ----------   ---------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................  (84,102)    (117,752)   (96,066)    (336,793)   (155,865)    (63,236)
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS.................   88,749     (279,242)    77,082     (917,242)    (28,658)   (467,677)
NET ASSETS AT BEGINNING OF PERIOD.................  372,103      651,345    718,906    1,636,148     638,630   1,106,307
                                                   --------    ---------   --------   ----------   ---------  ----------
NET ASSETS AT END OF PERIOD....................... $460,852    $ 372,103   $795,988   $  718,906   $ 609,972  $  638,630
                                                   ========    =========   ========   ==========   =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   36,341       46,539     58,762       78,304      83,786      87,996
       Units issued...............................       67        8,669      4,594        2,283         262       9,402
       Units redeemed.............................   (6,383)     (18,867)   (14,265)     (21,825)    (19,279)    (13,612)
                                                   --------    ---------   --------   ----------   ---------  ----------
    Units outstanding at end of period............   30,025       36,341     49,091       58,762      64,769      83,786
                                                   ========    =========   ========   ==========   =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II          FUNDS SERIES II       FUNDS SERIES II
                                                       SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 -----------------------  ----------------------  ---------------------
                                                        AIM V. I.                AIM V. I.             AIM V. I.
                                                  MID CAP CORE EQUITY II      MONEY MARKET II        TECHNOLOGY II
                                                 -----------------------  ----------------------  ---------------------
                                                    2009         2008        2009        2008       2009        2008
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (24,177) $   (23,424) $  (24,878) $    6,735  $   (664)   $ (1,224)
Net realized gains (losses).....................   (216,937)     613,597          --          --    (3,661)     (1,658)
Change in unrealized gains (losses).............  1,171,368   (2,323,511)         --          --    22,219     (43,739)
                                                 ----------  -----------  ----------  ----------   --------   --------
Increase (decrease) in net assets from
 operations.....................................    930,254   (1,733,338)    (24,878)      6,735    17,894     (46,621)
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      5,340       24,574          --          54        --         138
Benefit payments................................    (53,299)     (78,692)    (44,911)    (70,790)       --          --
Payments on termination.........................   (529,631)    (935,397)   (239,276)   (333,839)   (6,174)     (6,994)
Contract maintenance charge.....................    (11,957)     (13,475)         --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (53,510)    (193,829)   (109,779)     91,137    (9,692)    (22,653)
                                                 ----------  -----------  ----------  ----------   --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (643,057)  (1,196,819)   (393,966)   (313,439)  (15,866)    (29,509)
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    287,197   (2,930,157)   (418,844)   (306,703)    2,028     (76,130)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,809,074    6,739,231   2,045,065   2,351,768    42,982     119,112
                                                 ----------  -----------  ----------  ----------   --------   --------
NET ASSETS AT END OF PERIOD..................... $4,096,271  $ 3,809,074  $1,626,221  $2,045,065  $ 45,010    $ 42,982
                                                 ==========  ===========  ==========  ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    392,170      488,368     197,679     228,198     6,214       9,382
       Units issued.............................     33,528       23,540       5,135      27,467        12         345
       Units redeemed...........................    (93,611)    (119,738)    (43,504)    (57,986)   (2,016)     (3,513)
                                                 ----------  -----------  ----------  ----------   --------   --------
    Units outstanding at end of period..........    332,087      392,170     159,310     197,679     4,210       6,214
                                                 ==========  ===========  ==========  ==========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          ALLIANCE                   ALLIANCE
                                          AIM VARIABLE INSURANCE     BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             FUNDS SERIES II        PRODUCT SERIES FUND         PRODUCT SERIES FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
                                          --------------------   -------------------------  --------------------------
                                                AIM V. I.                 ALLIANCE            ALLIANCE BERNSTEIN VPS
                                              UTILITIES II          BERNSTEIN VPS GROWTH          GROWTH & INCOME
                                          --------------------   -------------------------  --------------------------
                                             2009        2008        2009         2008          2009          2008
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  11,394   $   7,881  $  (421,494) $   (646,423) $  1,353,617  $    180,350
Net realized gains (losses)..............   (46,670)    106,463   (1,073,282)      179,734    (7,354,828)   16,626,507
Change in unrealized gains (losses)......    81,438    (421,041)   8,500,633   (20,707,289)   18,261,334   (77,351,929)
                                          ---------   ---------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    46,162    (306,697)   7,005,857   (21,173,978)   12,260,123   (60,545,072)
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       180      59,013        6,239        68,559        51,235       374,644
Benefit payments.........................   (13,172)    (58,721)    (687,410)     (702,491)   (2,274,671)   (2,442,835)
Payments on termination..................   (34,056)    (34,414)  (2,002,398)   (6,470,584)   (5,566,717)  (21,713,105)
Contract maintenance charge..............        --          --      (81,005)     (100,518)     (110,261)     (140,409)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (119,112)    (58,644)     (47,954)   (3,099,047)   (2,517,431)   (6,705,934)
                                          ---------   ---------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (166,160)    (92,766)  (2,812,528)  (10,304,081)  (10,417,845)  (30,627,639)
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (119,998)   (399,463)   4,193,329   (31,478,059)    1,842,278   (91,172,711)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   572,011     971,474   24,187,037    55,665,096    74,598,130   165,770,841
                                          ---------   ---------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 452,013   $ 572,011  $28,380,366  $ 24,187,037  $ 76,440,408  $ 74,598,130
                                          =========   =========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    42,025      47,502    3,865,908     5,068,225     9,098,062    11,799,587
       Units issued......................        69       5,548      314,624       301,736       380,248       481,186
       Units redeemed....................   (12,773)    (11,025)    (738,244)   (1,504,053)   (1,612,779)   (3,182,711)
                                          ---------   ---------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................    29,321      42,025    3,442,288     3,865,908     7,865,531     9,098,062
                                          =========   =========  ===========  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   ALLIANCE                   ALLIANCE                   ALLIANCE
                                              BERNSTEIN VARIABLE         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             PRODUCT SERIES FUND        PRODUCT SERIES FUND        PRODUCT SERIES FUND
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                            ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS
                                             INTERNATIONAL VALUE          LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (124,675) $   (237,374) $  (336,702) $   (475,415) $  (187,719) $   (415,555)
Net realized gains (losses)..............  (3,570,253)      944,465     (808,690)      (72,245)  (1,018,398)    2,750,162
Change in unrealized gains (losses)......   9,677,749   (22,997,660)   7,339,820   (13,611,973)   8,844,055   (15,783,343)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   5,982,821   (22,290,569)   6,194,428   (14,159,633)   7,637,938   (13,448,736)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,059        81,364       10,134       460,152        2,303        22,623
Benefit payments.........................    (348,190)     (893,213)    (474,170)   (1,093,110)    (536,660)     (275,658)
Payments on termination..................  (1,489,483)   (2,346,674)  (1,588,163)   (4,558,790)  (1,966,037)   (6,109,650)
Contract maintenance charge..............    (116,389)     (137,322)     (26,234)      (29,349)    (122,396)     (154,235)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,682,658)    3,221,779     (759,984)     (464,474)  (1,397,649)   (2,967,625)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,634,661)      (74,066)  (2,838,417)   (5,685,571)  (4,020,439)   (9,484,545)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,348,160   (22,364,635)   3,356,011   (19,845,204)   3,617,499   (22,933,281)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  20,508,783    42,873,418   19,367,384    39,212,588   21,471,044    44,404,325
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $22,856,943  $ 20,508,783  $22,723,395  $ 19,367,384  $25,088,543  $ 21,471,044
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,725,634     2,617,431    3,924,336     4,752,977    1,815,255     2,375,213
       Units issued......................     385,655       739,884      267,934       536,456       75,475       122,754
       Units redeemed....................    (812,189)     (631,681)    (793,980)   (1,365,097)    (379,292)     (682,712)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   2,299,100     2,725,634    3,398,290     3,924,336    1,511,438     1,815,255
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ALLIANCE                  ALLIANCE             AMERICAN
                                                    BERNSTEIN VARIABLE        BERNSTEIN VARIABLE    CENTURY VARIABLE
                                                    PRODUCT SERIES FUND      PRODUCT SERIES FUND     PORTFOLIOS, INC
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  ----------------
                                                  ALLIANCE BERNSTEIN VPS           ALLIANCE         AMERICAN CENTURY
                                                      UTILITY INCOME         BERNSTEIN VPS VALUE       VP BALANCED
                                                 ------------------------  -----------------------  ----------------
                                                   2009 (G)       2008        2009         2008       2009     2008
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   132,414  $    66,227  $   30,419  $    15,862  $   700  $   239
Net realized gains (losses).....................  (1,596,636)     616,964    (243,563)     (37,649)    (179)   1,309
Change in unrealized gains (losses).............   1,752,896   (3,657,462)    593,078   (1,449,111)   1,953   (6,640)
                                                 -----------  -----------  ----------  -----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................     288,674   (2,974,271)    379,934   (1,470,898)   2,474   (5,092)
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          --       11,137      (1,000)       1,000       --       --
Benefit payments................................     (72,701)     (30,259)    (42,353)     (20,128)      --       --
Payments on termination.........................    (244,235)  (1,149,860)   (166,624)    (254,113)    (540)    (681)
Contract maintenance charge.....................     (13,059)     (24,647)    (10,634)     (11,304)      (9)      (7)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (4,149,184)      93,273     184,999      (77,719)      (1)     (22)
                                                 -----------  -----------  ----------  -----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (4,479,179)  (1,100,356)    (35,612)    (362,264)    (550)    (710)
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...............  (4,190,505)  (4,074,627)    344,322   (1,833,162)   1,924   (5,802)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   4,190,505    8,265,132   1,913,545    3,746,707   17,905   23,707
                                                 -----------  -----------  ----------  -----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $        --  $ 4,190,505  $2,257,867  $ 1,913,545  $19,829  $17,905
                                                 ===========  ===========  ==========  ===========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     423,573      518,987     274,118      311,265    1,449    1,507
       Units issued.............................      34,366      103,795      63,567       32,497       --       --
       Units redeemed...........................    (457,939)    (199,209)    (65,400)     (69,644)     (39)     (58)
                                                 -----------  -----------  ----------  -----------  -------  -------
    Units outstanding at end of period..........          --      423,573     272,285      274,118    1,410    1,449
                                                 ===========  ===========  ==========  ===========  =======  =======

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                           DREYFUS
                                                     SOCIALLY RESPONSIBLE     DREYFUS STOCK        DREYFUS VARIABLE
                                                      GROWTH FUND, INC.         INDEX FUND         INVESTMENT FUND
                                                         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                     ------------------   ---------------------  -------------------
                                                           DREYFUS
                                                          SOCIALLY
                                                         RESPONSIBLE          DREYFUS STOCK
                                                         GROWTH FUND            INDEX FUND       VIF GROWTH & INCOME
                                                     ------------------   ---------------------  -------------------
                                                       2009       2008       2009       2008       2009       2008
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (85)  $    (103) $   3,206  $    5,052  $    (66) $  (1,151)
Net realized gains (losses).........................  (1,776)     12,460    (17,513)     58,543   (13,917)    20,819
Change in unrealized gains (losses).................   8,477     (28,794)   120,870    (448,429)   41,357   (104,057)
                                                     -------   ---------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from operations...   6,616     (16,437)   106,563    (384,834)   27,374    (84,389)
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --          85        150       5,000        --         --
Benefit payments....................................      --      (4,292)    (3,090)    (61,577)       --         --
Payments on termination.............................  (4,374)    (14,584)  (143,869)   (147,293)  (24,849)   (22,994)
Contract maintenance charge.........................     (21)        (52)      (452)       (533)     (135)      (139)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   2,296    (103,293)     2,485    (135,991)     (460)     4,168
                                                     -------   ---------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,099)   (122,136)  (144,776)   (340,394)  (25,444)   (18,965)
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS...................    4,517.  (138,573)   (38,213)   (725,228)     1,930  (103,354)
NET ASSETS AT BEGINNING OF PERIOD...................   20,002.    158,575    565,319   1,290,547   119,928    223,282
                                                     -------   ---------  ---------  ----------  --------  ---------
NET ASSETS AT END OF PERIOD.........................  $24,519.  $  20,002  $ 527,106  $  565,319  $121,858  $ 119,928
                                                     =======   =========  =========  ==========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,113      17,438     72,839     104,229    15,914     17,238
       Units issued.................................     643       1,267      4,811       7,063       811        623
       Units redeemed...............................    (905)    (15,592)   (24,212)    (38,453)   (3,896)    (1,947)
                                                     -------   ---------  ---------  ----------  --------  ---------
    Units outstanding at end of period..............   2,851       3,113     53,438      72,839    12,829     15,914
                                                     =======   =========  =========  ==========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     DREYFUS VARIABLE
                                                     INVESTMENT FUND      DWS VARIABLE SERIES I  DWS VARIABLE SERIES I
                                                       SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                                 -----------------------  -------------------   ----------------------
                                                           VIF                                            DWS
                                                       MONEY MARKET          DWS BOND VIP A      CAPITAL GROWTH VIP A
                                                 -----------------------  -------------------   ----------------------
                                                    2009         2008       2009        2008       2009        2008
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (24,112) $     8,450  $ 36,330   $  32,465  $    6,485  $    5,035
Net realized gains (losses).....................         --           --    (3,954)    (14,236)    (38,340)      7,615
Change in unrealized gains (losses).............         --           --    11,325    (126,016)    301,738    (563,985)
                                                 ----------  -----------  --------   ---------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (24,112)       8,450    43,701    (107,787)    269,883    (551,335)
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      3,228           --        --          30       2,200       7,525
Benefit payments................................     75,110      (88,076)      984      20,538      (1,186)      3,900
Payments on termination.........................   (939,374)  (1,672,397)  (10,123)    (36,660)    (18,560)    (85,091)
Contract maintenance charge.....................       (621)        (419)       --          --          --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    212,772    2,716,525    20,639    (223,170)    (16,773)    (36,273)
                                                 ----------  -----------  --------   ---------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (648,885)     955,633    11,500    (239,262)    (34,319)   (109,939)
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (672,997)     964,083    55,201    (347,049)    235,564    (661,274)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,737,238      773,155   469,103     816,152   1,032,402   1,693,676
                                                 ----------  -----------  --------   ---------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $1,064,241  $ 1,737,238  $524,304   $ 469,103  $1,267,966  $1,032,402
                                                 ==========  ===========  ========   =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    156,203       70,655    39,173      56,326     121,831     132,978
       Units issued.............................    265,183      357,426     1,923        (171)     13,804      10,036
       Units redeemed...........................   (324,343)    (271,878)   (1,036)    (16,982)    (16,831)    (21,183)
                                                 ----------  -----------  --------   ---------  ----------  ----------
    Units outstanding at end of period..........     97,043      156,203    40,060      39,173     118,804     121,831
                                                 ==========  ===========  ========   =========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    DWS VARIABLE SERIES I   DWS VARIABLE SERIES I DWS VARIABLE SERIES I
                                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                   -----------------------  -------------------   -------------------
                                                          DWS GLOBAL           DWS GROWTH AND      DWS INTERNATIONAL
                                                     OPPORTUNITIES VIP A        INCOME VIP A             VIP A
                                                   -----------------------  -------------------   -------------------
                                                      2009         2008       2009        2008      2009        2008
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    8,273  $    (5,887) $  5,771   $   6,937  $ 16,704   $   5,241
Net realized gains (losses).......................    (26,664)     222,625   (27,174)    124,282   (18,890)    123,240
Change in unrealized gains (losses)...............    368,460   (1,027,131)  139,795    (376,024)  131,247    (547,080)
                                                   ----------  -----------  --------   ---------  --------   ---------
Increase (decrease) in net assets from operations.    350,069     (810,393)  118,392    (244,805)  129,061    (418,599)
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      2,380        5,868        --          --     1,680       4,467
Benefit payments..................................        (42)      (6,697)     (108)         --      (489)      1,650
Payments on termination...........................     (1,330)     (78,963)  (36,691)     (4,657)  (22,072)    (32,193)
Contract maintenance charge.......................         --           --        --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (6,307)     (82,749)    4,024         836       514     (16,501)
                                                   ----------  -----------  --------   ---------  --------   ---------
Increase (decrease) in net assets from contract
 transactions.....................................     (5,299)    (162,541)  (32,775)     (3,821)  (20,367)    (42,577)
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS.................    344,770     (972,934)   85,617    (248,626)  108,694    (461,176)
NET ASSETS AT BEGINNING OF PERIOD.................    755,113    1,728,047   386,573     635,199   415,395     876,571
                                                   ----------  -----------  --------   ---------  --------   ---------
NET ASSETS AT END OF PERIOD....................... $1,099,883  $   755,113  $472,190   $ 386,573  $524,089   $ 415,395
                                                   ==========  ===========  ========   =========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period......     54,345       61,759    55,505      55,856    48,803      52,933
       Units issued...............................      4,619          441       569         347       678       6,623
       Units redeemed.............................     (5,155)      (7,855)   (5,152)       (698)   (3,014)    (10,753)
                                                   ----------  -----------  --------   ---------  --------   ---------
    Units outstanding at end of period............     53,809       54,345    50,922      55,505    46,467      48,803
                                                   ==========  ===========  ========   =========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 DWS VARIABLE SERIES II  DWS VARIABLE SERIES II DWS VARIABLE SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  ---------------------  ---------------------
                                                                                  DWS              DWS SMALL CAP
                                                  DWS BALANCED VIP A II  MONEY MARKET VIP A II    GROWTH VIP A II
                                                 ----------------------  ---------------------  ---------------------
                                                    2009        2008        2009       2008       2009        2008
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   42,743  $   56,865  $  (2,050) $   19,116  $ (1,983)  $  (2,937)
Net realized gains (losses).....................    (17,124)    (21,854)        --          --    (5,838)    (12,875)
Change in unrealized gains (losses).............    269,869    (592,176)        --          --   105,981    (245,822)
                                                 ----------  ----------  ---------  ----------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................    295,488    (557,165)    (2,050)     19,116    98,160    (261,634)
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --         250         --      35,020       540         540
Benefit payments................................    (28,213)     31,177         --          --        --          --
Payments on termination.........................    (35,246)   (137,589)  (101,745)    (26,902)   (2,737)    (21,756)
Contract maintenance charge.....................         --          --         --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     16,803     (36,099)  (235,407)   (124,884)     (131)     69,312
                                                 ----------  ----------  ---------  ----------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................    (46,656)   (142,261)  (337,152)   (116,766)   (2,328)     48,096
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS...............    248,832    (699,426)  (339,202)    (97,650)   95,832    (213,538)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,351,788   2,051,214    935,248   1,032,898   250,990     464,528
                                                 ----------  ----------  ---------  ----------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $1,600,620  $1,351,788  $ 596,046  $  935,248  $346,822   $ 250,990
                                                 ==========  ==========  =========  ==========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    154,572     169,227     87,449      98,429    39,149      36,335
       Units issued.............................      3,384       4,278      7,550      15,175       814       6,215
       Units redeemed...........................     (8,612)    (18,933)   (39,044)    (26,155)   (1,211)     (3,401)
                                                 ----------  ----------  ---------  ----------  --------   ---------
    Units outstanding at end of period..........    149,344     154,572     55,955      87,449    38,752      39,149
                                                 ==========  ==========  =========  ==========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FEDERATED             FIDELITY VARIABLE        FIDELITY VARIABLE
                                              INSURANCE SERIES       INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  -----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II         VIP CONTRAFUND          VIP EQUITY-INCOME
                                          ------------------------  ------------------------  -----------------------
                                              2009         2008         2009         2008        2009         2008
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (154,856) $   104,769  $       989  $   (45,058) $    9,761  $    12,778
Net realized gains (losses)..............          --           --     (977,682)    (153,139)   (140,140)    (151,398)
Change in unrealized gains (losses)......          --           --    2,840,379   (5,299,776)    422,444     (757,710)
                                          -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    (154,856)     104,769    1,863,686   (5,497,973)    292,065     (896,332)
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      17,186        4,020       28,530       54,967         605        1,545
Benefit payments.........................    (462,246)    (433,484)     (65,782)    (185,062)    (19,988)     (84,487)
Payments on termination..................  (4,281,688)  (4,065,096)  (1,201,109)  (2,001,180)   (141,139)    (618,038)
Contract maintenance charge..............      (8,330)      (3,181)      (6,416)      (7,111)       (670)        (990)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  13,292,837    1,323,997       99,537     (204,124)    134,456     (224,077)
                                          -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   8,557,759   (3,173,744)  (1,145,240)  (2,342,509)    (26,736)    (926,047)
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   8,402,903   (3,068,975)     718,446   (7,840,482)    265,329   (1,822,379)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,591,679   10,660,654    6,434,780   14,275,262     959,510    2,781,889
                                          -----------  -----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $15,994,582  $ 7,591,679  $ 7,153,226  $ 6,434,780  $1,224,839  $   959,510
                                          ===========  ===========  ===========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     627,765      893,573      629,773      793,131     108,753      178,711
       Units issued......................   1,231,496      289,533       83,709       70,280      24,868        3,440
       Units redeemed....................    (571,778)    (555,341)    (187,291)    (233,638)    (24,255)     (73,398)
                                          -----------  -----------  -----------  -----------  ----------  -----------
    Units outstanding at end of
     period..............................   1,287,483      627,765      526,191      629,773     109,366      108,753
                                          ===========  ===========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  -----------------------  -----------------------
                                                  VIP GROWTH            VIP HIGH INCOME           VIP INDEX 500
                                           -----------------------  -----------------------  -----------------------
                                              2009         2008        2009         2008        2009         2008
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (29,145) $   (32,534) $   78,320  $   117,869  $   55,231  $    44,485
Net realized gains (losses)...............   (424,595)     (82,559)   (158,365)    (161,233)   (210,347)     138,927
Change in unrealized gains (losses).......  1,196,871   (3,143,691)    523,630     (458,096)  1,275,854   (3,403,803)
                                           ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations...............................    743,131   (3,258,784)    443,585     (501,460)  1,120,738   (3,220,391)
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     25,500       62,164       3,401        9,796      27,193       34,380
Benefit payments..........................    (31,837)     (13,703)    (65,578)     (90,714)    (54,757)    (166,449)
Payments on termination...................   (426,802)    (863,456)   (294,413)    (451,976)   (816,715)  (1,423,014)
Contract maintenance charge...............     (4,743)      (5,762)     (1,028)      (1,082)     (4,727)      (5,588)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (82,576)    (114,513)    (34,307)    (268,751)    274,160     (423,578)
                                           ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (520,458)    (935,270)   (391,925)    (802,727)   (574,846)  (1,984,249)
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    222,673   (4,194,054)     51,660   (1,304,187)    545,892   (5,204,640)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  3,263,620    7,457,674   1,262,589    2,566,776   4,707,354    9,911,994
                                           ----------  -----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF PERIOD............... $3,486,293  $ 3,263,620  $1,314,249  $ 1,262,589  $5,253,246  $ 4,707,354
                                           ==========  ===========  ==========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    540,382      642,675     156,146      233,449     689,822      903,650
       Units issued.......................     59,955       58,898       8,128        9,450     127,743       44,385
       Units redeemed.....................   (140,056)    (161,191)    (49,608)     (86,753)   (195,642)    (258,213)
                                           ----------  -----------  ----------  -----------  ----------  -----------
    Units outstanding at end of period....    460,281      540,382     114,666      156,146     621,923      689,822
                                           ==========  ===========  ==========  ===========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                         FIDELITY
                                                                                                    VARIABLE INSURANCE
                                                      FIDELITY VARIABLE       FIDELITY VARIABLE       PRODUCTS FUND
                                                   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  (SERVICE CLASS 2)
                                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------------  -----------------------  -----------------
                                                                                                        VIP ASSET
                                                             VIP                                      MANAGER GROWTH
                                                    INVESTMENT GRADE BOND        VIP OVERSEAS       (SERVICE CLASS 2)
                                                   ----------------------  -----------------------  -----------------
                                                      2009        2008        2009         2008       2009     2008
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  188,646  $   95,914  $   10,247  $    22,850  $   (10) $    150
Net realized gains (losses).......................    (39,693)    (59,669)   (172,699)     318,740      164      (372)
Change in unrealized gains (losses)...............    166,875    (180,369)    452,139   (1,691,054)  25,158   (24,019)
                                                   ----------  ----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from operations.    315,828    (144,124)    289,687   (1,349,464)  25,312   (24,241)
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      9,255      21,942       8,292       22,406       --        --
Benefit payments..................................    (31,545)    (96,058)     (2,524)     (28,887)      --        --
Payments on termination...........................   (418,564)   (634,510)   (234,465)    (848,420)      --    (2,125)
Contract maintenance charge.......................     (1,706)     (1,853)     (1,555)      (1,891)      --        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (97,217)     (5,323)    (10,408)       1,093   22,974      (140)
                                                   ----------  ----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.....................................   (539,777)   (715,802)   (240,660)    (855,699)  22,974    (2,265)
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS.................   (223,949)   (859,926)     49,027   (2,205,163)  48,286   (26,506)
NET ASSETS AT BEGINNING OF PERIOD.................  2,599,594   3,459,520   1,437,110    3,642,273   39,759    66,265
                                                   ----------  ----------  ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD....................... $2,375,645  $2,599,594  $1,486,137  $ 1,437,110  $88,045  $ 39,759
                                                   ==========  ==========  ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    184,295     234,249     171,538      241,023    5,013     5,279
       Units issued...............................     26,534      50,649      20,337       26,578    3,563        13
       Units redeemed.............................    (63,372)   (100,603)    (48,857)     (96,063)      --      (279)
                                                   ----------  ----------  ----------  -----------  -------  --------
    Units outstanding at end of period............    147,457     184,295     143,018      171,538    8,576     5,013
                                                   ==========  ==========  ==========  ===========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               FIDELITY VARIABLE         FIDELITY VARIABLE        FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                           -------------------------  -----------------------  --------------------------
                                                 VIP CONTRAFUND          VIP EQUITY-INCOME         VIP FREEDOM 2010
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)     PORTFOLIO (SERVICE CLASS 2)
                                           -------------------------  -----------------------  --------------------------
                                               2009         2008         2009         2008        2009           2008
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (286,283) $   (737,851) $    3,298  $     2,996  $  189,996    $   146,131
Net realized gains (losses)...............  (8,312,960)   (5,032,118)   (231,605)    (189,765)   (598,093)        (5,959)
Change in unrealized gains (losses).......  28,272,625   (43,134,239)    462,860     (981,386)  2,120,811     (2,842,962)
                                           -----------  ------------  ----------  -----------   ----------   -----------
Increase (decrease) in net assets from
 operations...............................  19,673,382   (48,904,208)    234,553   (1,168,155)  1,712,714     (2,702,790)
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      70,703       681,072       2,400        2,400      11,370          3,280
Benefit payments..........................    (972,860)   (1,805,209)    (32,523)     (29,142)    (43,959)       (15,037)
Payments on termination...................  (5,222,159)   (7,635,393)   (283,098)    (644,049)   (720,775)      (558,007)
Contract maintenance charge...............    (352,222)     (396,580)       (520)        (617)    (49,990)       (39,176)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   2,129,905    10,254,156     (32,636)    (605,862)    210,065      5,577,637
                                           -----------  ------------  ----------  -----------   ----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (4,346,633)    1,098,046    (346,377)  (1,277,270)   (593,289)     4,968,697
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  15,326,749   (47,806,162)   (111,824)  (2,445,425)  1,119,425      2,265,907
NET ASSETS AT BEGINNING OF
 PERIOD...................................  62,220,358   110,026,520   1,129,660    3,575,085   8,586,306      6,320,399
                                           -----------  ------------  ----------  -----------   ----------   -----------
NET ASSETS AT END OF PERIOD............... $77,547,107  $ 62,220,358  $1,017,836  $ 1,129,660  $9,705,731    $ 8,586,306
                                           ===========  ============  ==========  ===========   ==========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   8,276,099     8,136,808     151,277      270,725   1,045,628        566,354
       Units issued.......................   1,353,134     2,321,633       7,911       50,809     266,283        867,640
       Units redeemed.....................  (1,841,273)   (2,182,342)    (52,818)    (170,257)   (343,051)      (388,366)
                                           -----------  ------------  ----------  -----------   ----------   -----------
    Units outstanding at end of period....   7,787,960     8,276,099     106,370      151,277     968,860      1,045,628
                                           ===========  ============  ==========  ===========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                  VIP FREEDOM              VIP FREEDOM              VIP FREEDOM
                                                2020 PORTFOLIO            2030 PORTFOLIO         INCOME PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2009         2008        2009         2008        2009        2008
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   103,327  $    63,798  $   14,608  $    15,635  $   66,667  $   44,672
Net realized gains (losses)...............    (464,492)    (178,783)   (200,155)      79,473     (38,306)    (55,623)
Change in unrealized gains (losses).......   1,967,614   (2,617,372)    810,520   (1,292,595)    364,040    (366,694)
                                           -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................   1,606,449   (2,732,357)    624,973   (1,197,487)    392,401    (377,645)
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      14,821       83,554       1,697       19,330      16,200      42,051
Benefit payments..........................     (23,976)     (48,212)         --      (16,215)    (41,789)   (199,982)
Payments on termination...................  (1,205,218)    (971,059)    (53,095)    (254,070)   (364,315)   (626,118)
Contract maintenance charge...............     (45,014)     (28,358)    (14,325)     (10,629)    (16,631)    (17,616)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   1,585,554    2,528,245     321,124    1,219,699   1,090,718   1,859,328
                                           -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................     326,167    1,564,170     255,401      958,115     684,183   1,057,663
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,932,616   (1,168,187)    880,374     (239,372)  1,076,584     680,018
NET ASSETS AT BEGINNING OF
 PERIOD...................................   5,433,458    6,601,645   1,986,860    2,226,232   2,615,887   1,935,869
                                           -----------  -----------  ----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 7,366,074  $ 5,433,458  $2,867,234  $ 1,986,860  $3,692,471  $2,615,887
                                           ===========  ===========  ==========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     723,789      581,385     284,171      193,831     275,479     179,300
       Units issued.......................     370,617      468,685     140,320      140,336     167,271     253,252
       Units redeemed.....................    (319,051)    (326,281)   (106,714)     (49,996)    (97,452)   (157,073)
                                           -----------  -----------  ----------  -----------  ----------  ----------
    Units outstanding at end of period....     775,355      723,789     317,777      284,171     345,298     275,479
                                           ===========  ===========  ==========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE       FIDELITY VARIABLE        FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                        SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                 ------------------------  ----------------------  ----------------------
                                                    VIP GROWTH & INCOME         VIP GROWTH            VIP GROWTH STOCK
                                                     (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                 ------------------------  ----------------------  ----------------------
                                                     2009         2008        2009        2008        2009        2008
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (71,702) $   (86,507) $  (3,894)  $  (6,668)  $  (19,988) $  (25,441)
Net realized gains (losses).....................    (733,335)     947,903    (57,162)      7,927     (131,639)   (144,355)
Change in unrealized gains (losses).............   2,852,943   (7,235,910)   115,396    (379,655)     635,126    (797,283)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   2,047,906   (6,374,514)    54,340    (378,396)     483,499    (967,079)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       1,028       50,089        180         180        7,567      65,256
Benefit payments................................    (130,581)    (182,708)      (304)    (12,836)      (2,870)    (11,838)
Payments on termination.........................    (757,926)  (1,021,596)  (157,744)   (137,007)    (109,486)   (190,749)
Contract maintenance charge.....................     (50,371)     (52,957)      (209)       (240)      (5,695)     (5,386)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................     342,761    1,138,322     (5,497)    165,679       29,239     577,060
                                                 -----------  -----------  ---------   ---------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    (595,089)     (68,850)  (163,574)     15,776      (81,245)    434,343
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,452,817   (6,443,364)  (109,234)   (362,620)     402,254    (532,736)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   8,790,637   15,234,001    359,421     722,041    1,191,587   1,724,323
                                                 -----------  -----------  ---------   ---------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $10,243,454  $ 8,790,637  $ 250,187   $ 359,421   $1,593,841  $1,191,587
                                                 ===========  ===========  =========   =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,137,569    1,126,062     63,436      66,294      186,637     146,855
       Units issued.............................     167,742      253,403      2,603      61,058       48,055     102,036
       Units redeemed...........................    (244,349)    (241,896)   (31,174)    (63,916)     (58,925)    (62,254)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
    Units outstanding at end of period..........   1,060,962    1,137,569     34,865      63,436      175,767     186,637
                                                 ===========  ===========  =========   =========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  ----------------------
                                                                                                      VIP INVESTMENT
                                                      VIP HIGH INCOME           VIP INDEX 500           GRADE BOND
                                                     (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                 ------------------------  -----------------------  ----------------------
                                                     2009         2008        2009         2008       2009        2008
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   464,611  $   577,189  $   49,774  $    45,971  $   383     $    482
Net realized gains (losses).....................    (578,410)    (432,614)   (368,181)    (119,386)    (744)        (855)
Change in unrealized gains (losses).............   2,649,775   (2,600,104)  1,949,323   (3,322,645)     771         (211)
                                                 -----------  -----------  ----------  -----------   -------     --------
Increase (decrease) in net assets from
 operations.....................................   2,535,976   (2,455,529)  1,630,916   (3,396,060)     410         (584)
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................        (856)       6,019       6,821       40,955       --           --
Benefit payments................................     (84,236)    (263,427)   (102,547)     (58,082)      --       (5,805)
Payments on termination.........................  (1,129,317)  (1,464,058)   (835,055)    (568,891)  (6,846)      (3,387)
Contract maintenance charge.....................     (36,454)     (35,663)    (36,706)     (35,749)     (19)         (36)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................      80,445     (280,136)    820,921    1,011,473      235         (553)
                                                 -----------  -----------  ----------  -----------   -------     --------
Increase (decrease) in net assets from contract
 transactions...................................  (1,170,418)  (2,037,265)   (146,566)     389,706   (6,630)      (9,781)
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,365,558   (4,492,794)  1,484,350   (3,006,354)  (6,220)     (10,365)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   6,770,778   11,263,572   6,059,281    9,065,635    7,497       17,862
                                                 -----------  -----------  ----------  -----------   -------     --------
NET ASSETS AT END OF PERIOD..................... $ 8,136,336  $ 6,770,778  $7,543,631  $ 6,059,281  $ 1,277     $  7,497
                                                 ===========  ===========  ==========  ===========   =======     ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     785,374      963,641     870,821      804,594      653        1,479
       Units issued.............................     126,097      137,527     314,793      256,902       18          304
       Units redeemed...........................    (242,785)    (315,794)   (312,798)    (190,675)    (573)      (1,130)
                                                 -----------  -----------  ----------  -----------   -------     --------
    Units outstanding at end of period..........     668,686      785,374     872,816      870,821       98          653
                                                 ===========  ===========  ==========  ===========   =======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              FIDELITY VARIABLE             FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND       INSURANCE PRODUCTS FUND    INSURANCE PRODUCTS
                                              (SERVICE CLASS 2)             (SERVICE CLASS 2)      FUND (SERVICE CLASS 2)
                                                 SUB-ACCOUNT                   SUB-ACCOUNT             SUB-ACCOUNT
                                          ---------------------------  --------------------------  ---------------------
                                                                            VIP MONEY MARKET           VIP OVERSEAS
                                          VIP MIDCAP (SERVICE CLASS 2)      (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ---------------------------  --------------------------  ---------------------
                                              2009          2008           2009          2008        2009        2008
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (204,230)  $   (353,372)  $   (305,528) $    140,400  $    174   $   2,276
Net realized gains (losses)..............  (1,913,213)     2,655,535             --            --   (54,906)      6,752
Change in unrealized gains (losses)......   7,788,175    (14,348,074)            --            --    66,589    (128,206)
                                          -----------   ------------   ------------  ------------  --------   ---------
Increase (decrease) in net assets from
 operations..............................   5,670,732    (12,045,911)      (305,528)      140,400    11,857    (119,178)
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      22,701        155,837            548         4,156        --          --
Benefit payments.........................    (459,136)      (736,031)      (811,892)     (175,341)       --          --
Payments on termination..................  (1,414,285)    (2,542,858)   (10,256,588)  (10,909,482)  (62,545)     (6,042)
Contract maintenance charge..............     (93,124)      (105,598)      (125,968)      (78,129)      (35)        (32)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     254,043       (390,921)     8,747,588    28,452,593        19      92,631
                                          -----------   ------------   ------------  ------------  --------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (1,689,801)    (3,619,571)    (2,446,312)   17,293,797   (62,561)     86,557
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................   3,980,931    (15,665,482)    (2,751,839)   17,434,197   (50,704)    (32,621)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  16,456,604     32,122,086     27,081,793     9,647,596   148,905     181,526
                                          -----------   ------------   ------------  ------------  --------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $20,437,535   $ 16,456,604   $ 24,329,954  $ 27,081,793  $ 98,201   $ 148,905
                                          ===========   ============   ============  ============  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,113,060      2,415,359      2,544,214       914,917    17,081      11,471
       Units issued......................     290,535        453,601      2,073,118     3,246,143       223      10,606
       Units redeemed....................    (487,035)      (755,900)    (2,289,244)   (1,616,846)   (8,305)     (4,996)
                                          -----------   ------------   ------------  ------------  --------   ---------
    Units outstanding at end of
     period..............................   1,916,560      2,113,060      2,328,088     2,544,214     8,999      17,081
                                          ===========   ============   ============  ============  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          -----------------------  -------------------------  ------------------------
                                             FRANKLIN FLEX CAP        FRANKLIN GROWTH AND             FRANKLIN
                                             GROWTH SECURITIES         INCOME SECURITIES       HIGH INCOME SECURITIES
                                          -----------------------  -------------------------  ------------------------
                                             2009         2008         2009         2008          2009         2008
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (64,380) $   (74,065) $ 1,363,288  $  1,004,850  $   483,850  $   805,609
Net realized gains (losses)..............   (133,665)      17,197   (4,929,841)    1,581,511     (406,670)    (345,760)
Change in unrealized gains (losses)......  1,249,193   (1,936,776)  12,811,157   (29,021,121)   3,157,461   (3,012,907)
                                          ----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  1,051,148   (1,993,644)   9,244,604   (26,434,760)   3,234,641   (2,553,058)
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --       24,436       93,427       601,574        3,987       26,650
Benefit payments.........................    (38,083)    (101,680)    (649,328)   (1,667,585)    (330,228)    (187,345)
Payments on termination..................   (364,301)    (372,304)  (3,269,073)   (6,740,409)    (996,882)  (1,477,723)
Contract maintenance charge..............    (23,796)     (24,275)    (215,688)     (252,091)     (31,893)     (30,833)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     57,727      521,191   (1,321,407)   (3,908,186)   1,891,309      (90,882)
                                          ----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (368,453)      47,368   (5,362,069)  (11,966,697)     536,293   (1,760,133)
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    682,695   (1,946,276)   3,882,535   (38,401,457)   3,770,934   (4,313,191)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,599,653    5,545,929   41,665,750    80,067,207    7,572,460   11,885,651
                                          ----------  -----------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $4,282,348  $ 3,599,653  $45,548,285  $ 41,665,750  $11,343,394  $ 7,572,460
                                          ==========  ===========  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    436,784      427,784    4,023,407     4,937,690      850,316    1,006,469
       Units issued......................     68,015      124,804      440,622       509,201      334,217      139,039
       Units redeemed....................   (107,460)    (115,804)    (932,830)   (1,423,484)    (276,062)    (295,192)
                                          ----------  -----------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    397,339      436,784    3,531,199     4,023,407      908,471      850,316
                                          ==========  ===========  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                    FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE          TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                        ---------------------------  -------------------------  -------------------------
                                                  FRANKLIN               FRANKLIN LARGE CAP         FRANKLIN SMALL CAP
                                             INCOME SECURITIES           GROWTH SECURITIES           VALUE SECURITIES
                                        ---------------------------  -------------------------  -------------------------
                                            2009           2008          2009         2008          2009         2008
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $ 12,246,612  $   9,914,902  $   (76,984) $   (181,719) $    34,436  $   (232,863)
Net realized gains (losses)............  (11,208,626)    (2,939,549)  (3,151,430)    2,265,015   (1,139,224)    3,403,472
Change in unrealized gains
 (losses)..............................   52,961,231    (94,024,615)  14,758,429   (29,065,414)   9,994,800   (22,391,996)
                                        ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations............................   53,999,217    (87,049,262)  11,530,015   (26,982,118)   8,890,012   (19,221,387)
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      145,157      2,010,590       50,486       378,522       49,999       336,660
Benefit payments.......................   (4,401,586)    (4,465,454)  (1,005,453)   (1,578,678)    (875,423)     (910,844)
Payments on termination................  (17,136,524)   (38,212,613)  (3,983,035)   (6,254,794)  (2,879,122)   (6,811,770)
Contract maintenance charge............     (757,224)      (849,356)    (232,226)     (262,327)    (160,884)     (185,146)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (176,278)   (10,228,653)    (859,018)      534,398     (578,041)   (3,633,308)
                                        ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (22,326,455)   (51,745,486)  (6,029,246)   (7,182,879)  (4,443,471)  (11,204,408)
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   31,672,762   (138,794,748)   5,500,769   (34,164,997)   4,446,541   (30,425,795)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  176,273,630    315,068,378   45,512,143    79,677,140   35,580,317    66,006,112
                                        ------------  -------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD................................ $207,946,392  $ 176,273,630  $51,012,912  $ 45,512,143  $40,026,858  $ 35,580,317
                                        ============  =============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   19,065,181     23,606,779    5,906,156     6,664,268    2,695,455     3,301,606
       Units issued....................    1,914,718      3,336,625      686,033     1,132,907      328,806       415,755
       Units redeemed..................   (4,130,254)    (7,878,223)  (1,408,078)   (1,891,019)    (637,558)   (1,021,906)
                                        ------------  -------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period............................   16,849,645     19,065,181    5,184,111     5,906,156    2,386,703     2,695,455
                                        ============  =============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                 FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE       TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  ------------------------  -------------------------
                                           FRANKLIN SMALL MID CAP          FRANKLIN                MUTUAL GLOBAL
                                             GROWTH SECURITIES          U.S. GOVERNMENT       DISCOVERY SECURITIES (H)
                                          -----------------------  ------------------------  -------------------------
                                             2009         2008         2009         2008         2009         2008
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (30,611) $   (41,897) $   876,501  $ 1,163,191  $  (100,642) $    172,814
Net realized gains (losses)..............    (75,203)     405,709      400,273       54,119     (723,110)      646,586
Change in unrealized gains (losses)......    777,957   (1,742,072)    (755,791)   1,022,427    5,184,732   (10,712,026)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    672,143   (1,378,260)     520,983    2,239,737    4,360,980    (9,892,626)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      9,357        5,343       23,760      200,838       45,133       347,770
Benefit payments.........................    (12,681)     (38,116)    (732,223)    (483,738)    (894,782)     (552,697)
Payments on termination..................   (128,697)    (363,387)  (6,506,995)  (4,433,766)  (2,250,461)   (2,466,769)
Contract maintenance charge..............     (7,959)      (8,527)    (175,852)    (148,319)    (122,018)     (123,712)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     34,002       44,488    4,665,577   21,643,020    1,268,297     2,340,403
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (105,978)    (360,199)  (2,725,733)  16,778,035   (1,953,831)     (455,005)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    566,165   (1,738,459)  (2,204,750)  19,017,772    2,407,149   (10,347,631)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,741,673    3,480,132   44,052,970   25,035,198   22,417,932    32,765,563
                                          ----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $2,307,838  $ 1,741,673  $41,848,220  $44,052,970  $24,825,081  $ 22,417,932
                                          ==========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    158,258      182,533    3,759,046    2,255,117    2,483,614     2,548,008
       Units issued......................     20,691       18,012    1,748,827    3,338,518      431,217       851,392
       Units redeemed....................    (27,966)     (42,287)  (1,989,146)  (1,834,589)    (652,007)     (915,786)
                                          ----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    150,983      158,258    3,518,727    3,759,046    2,262,824     2,483,614
                                          ==========  ===========  ===========  ===========  ===========  ============

--------
(h)Previously known as Mutual Discovery Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 FRANKLIN                    FRANKLIN                    FRANKLIN
                                            TEMPLETON VARIABLE          TEMPLETON VARIABLE          TEMPLETON VARIABLE
                                         INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                       ---------------------------  -------------------------  ---------------------------
                                                                       TEMPLETON DEVELOPING             TEMPLETON
                                         MUTUAL SHARES SECURITIES       MARKETS SECURITIES          FOREIGN SECURITIES
                                       ---------------------------  -------------------------  ---------------------------
                                           2009           2008          2009         2008          2009           2008
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $    353,748  $   2,160,602  $   626,585  $    379,147  $  2,146,067  $   1,391,748
Net realized gains (losses)...........   (9,333,133)     3,372,009   (2,402,646)    6,758,313    (6,122,162)    15,925,875
Change in unrealized gains
 (losses).............................   32,282,465    (81,144,632)  14,262,973   (31,906,724)   40,127,434   (107,344,430)
                                       ------------  -------------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets
 from operations......................   23,303,080    (75,612,021)  12,486,912   (24,769,264)   36,151,339    (90,026,808)
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      108,701      1,193,164       54,165       382,065       113,875      1,029,872
Benefit payments......................   (2,847,766)    (2,904,798)    (349,870)     (463,099)   (2,442,879)    (2,527,447)
Payments on termination...............   (9,677,640)   (23,260,679)  (2,113,633)   (4,074,804)  (10,113,888)   (25,871,416)
Contract maintenance charge...........     (462,706)      (573,428)    (122,055)     (140,848)     (539,081)      (649,083)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (2,473,331)   (12,915,466)     470,591    (1,815,459)   (3,204,896)    (6,955,381)
                                       ------------  -------------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets
 from contract transactions...........  (15,352,742)   (38,461,207)  (2,060,802)   (6,112,145)  (16,186,869)   (34,973,455)
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS...........................    7,950,338   (114,073,228)  10,426,110   (30,881,409)   19,964,470   (125,000,263)
NET ASSETS AT BEGINNING
 OF PERIOD............................  109,604,582    223,677,810   19,432,975    50,314,384   115,017,462    240,017,725
                                       ------------  -------------  -----------  ------------  ------------  -------------
NET ASSETS AT END OF
 PERIOD............................... $117,554,920  $ 109,604,582  $29,859,085  $ 19,432,975  $134,981,932  $ 115,017,462
                                       ============  =============  ===========  ============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   10,508,420     13,307,223    1,005,564     1,212,686     9,582,503     11,823,812
       Units issued...................      996,534      1,386,120      180,440       283,094     1,188,118      1,646,972
       Units redeemed.................   (2,386,203)    (4,184,923)    (275,999)     (490,216)   (2,405,503)    (3,888,281)
                                       ------------  -------------  -----------  ------------  ------------  -------------
    Units outstanding at end of
     period...........................    9,118,751     10,508,420      910,005     1,005,564     8,365,118      9,582,503
                                       ============  =============  ===========  ============  ============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          FRANKLIN                    FRANKLIN
                                                     TEMPLETON VARIABLE          TEMPLETON VARIABLE      GOLDMAN SACHS
                                                   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST VARIABLE INSURANCE
                                                         SUB-ACCOUNT                SUB-ACCOUNT        TRUST SUB-ACCOUNT
                                                   -------------------------  -----------------------  -----------------
                                                          TEMPLETON                  TEMPLETON
                                                   GLOBAL BOND SECURITIES (I)    GROWTH SECURITIES     VIT CAPITAL GROWTH
                                                   -------------------------  -----------------------  -----------------
                                                      2009          2008         2009         2008       2009     2008
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  344,955    $   75,474   $   22,632  $     8,398  $  (251) $   (422)
Net realized gains (losses).......................    216,539       187,948     (141,403)     106,594     (114)      (38)
Change in unrealized gains (losses)...............    (41,406)     (138,186)     455,778   (1,396,365)   9,941   (15,510)
                                                    ----------   ----------   ----------  -----------  -------  --------
Increase (decrease) in net assets from operations.    520,088       125,236      337,007   (1,281,373)   9,576   (15,970)
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      6,559         8,180        2,015        3,180       --        --
Benefit payments..................................   (974,292)      (71,219)      (3,890)     (16,298)      --        --
Payments on termination...........................   (352,102)     (696,002)    (160,902)    (821,010)      --        --
Contract maintenance charge.......................     (8,162)       (7,915)        (703)        (844)     (27)      (29)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    795,372       (78,123)        (911)    (245,695)      --    (2,599)
                                                    ----------   ----------   ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.....................................   (532,625)     (845,079)    (164,391)  (1,080,667)     (27)   (2,628)
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS.................    (12,537)     (719,843)     172,616   (2,362,040)   9,549   (18,598)
NET ASSETS AT BEGINNING OF PERIOD.................  2,867,122     3,586,965    1,369,415    3,731,455   21,022    39,620
                                                    ----------   ----------   ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD....................... $2,854,585    $2,867,122   $1,542,031  $ 1,369,415  $30,571  $ 21,022
                                                    ==========   ==========   ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    151,688       198,932      122,064      190,433    3,759     4,093
       Units issued...............................    104,640        50,535        3,717        3,222       --        --
       Units redeemed.............................   (125,614)      (97,779)     (19,884)     (71,591)      (4)     (334)
                                                    ----------   ----------   ----------  -----------  -------  --------
    Units outstanding at end of period............    130,714       151,688      105,897      122,064    3,755     3,759
                                                    ==========   ==========   ==========  ===========  =======  ========

--------
(i)Previously known as Templeton Global Income Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                       GOLDMAN SACHS
                                                    GOLDMAN SACHS VARIABLE   GOLDMAN SACHS VARIABLE      VARIABLE
                                                       INSURANCE TRUST          INSURANCE TRUST       INSURANCE TRUST
                                                         SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                   -----------------------  -----------------------  -------------------
                                                                                                       VIT STRATEGIC
                                                    VIT GROWTH AND INCOME      VIT MID CAP VALUE     INTERNATIONAL EQUITY
                                                   -----------------------  -----------------------  -------------------
                                                      2009         2008        2009         2008       2009       2008
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    6,817  $     8,046  $    7,917  $   (47,861) $     9    $    59
Net realized gains (losses).......................   (447,415)    (573,314)   (485,878)    (571,702)    (971)       147
Change in unrealized gains (losses)...............  1,329,085   (2,479,967)  1,732,208   (2,329,918)   1,363     (2,842)
                                                   ----------  -----------  ----------  -----------   -------   -------
Increase (decrease) in net assets from operations.    888,487   (3,045,235)  1,254,247   (2,949,481)     401     (2,636)
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................        234       37,854         759          515       --         --
Benefit payments..................................    (82,941)    (155,502)    (12,208)     (27,028)      --         --
Payments on termination...........................   (473,987)    (686,446)   (354,353)    (736,841)  (2,194)    (1,395)
Contract maintenance charge.......................    (29,413)     (32,137)    (25,228)     (29,774)      (7)        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    478,619     (785,942)    (67,414)    (840,196)   2,013          1
                                                   ----------  -----------  ----------  -----------   -------   -------
Increase (decrease) in net assets from contract
 transactions.....................................   (107,488)  (1,622,173)   (458,444)  (1,633,324)    (188)    (1,394)
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS.................    780,999   (4,667,408)    795,803   (4,582,805)     213     (4,030)
NET ASSETS AT BEGINNING OF PERIOD.................  5,075,100    9,742,508   4,411,826    8,994,631    2,456      6,486
                                                   ----------  -----------  ----------  -----------   -------   -------
NET ASSETS AT END OF PERIOD....................... $5,856,098  $ 5,075,100  $5,207,629  $ 4,411,826  $ 2,669    $ 2,456
                                                   ==========  ===========  ==========  ===========   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......    622,831      779,280     539,325      684,851      278        397
       Units issued...............................    129,068       78,376      32,378       11,726      306         (4)
       Units redeemed.............................   (135,041)    (234,825)    (86,413)    (157,252)    (258)      (115)
                                                   ----------  -----------  ----------  -----------   -------   -------
    Units outstanding at end of period............    616,858      622,831     485,290      539,325      326        278
                                                   ==========  ===========  ==========  ===========   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  GOLDMAN SACHS VARIABLE    GOLDMAN SACHS VARIABLE
                                                      INSURANCE TRUST          INSURANCE TRUST      JANUS ASPEN SERIES
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  -----------------
                                                      VIT STRUCTURED            VIT STRUCTURED
                                                     SMALL CAP EQUITY         U. S. EQUITY FUND      FORTY PORTFOLIO
                                                 ------------------------  -----------------------  -----------------
                                                     2009         2008        2009         2008       2009     2008
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (49,293) $  (158,153) $   29,516  $   (15,549) $  (212) $   (270)
Net realized gains (losses).....................  (1,743,127)  (2,246,335)   (807,763)    (574,462)     281       236
Change in unrealized gains (losses).............   4,235,335   (3,528,223)  2,204,244   (4,454,161)   5,161   (10,286)
                                                 -----------  -----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from
 operations.....................................   2,442,915   (5,932,711)  1,425,997   (5,044,172)   5,230   (10,320)
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         622           90         450       28,053       --        --
Benefit payments................................    (105,955)    (407,841)   (198,600)    (192,719)      --        --
Payments on termination.........................    (989,176)  (1,499,473)   (703,762)    (819,670)  (1,050)     (465)
Contract maintenance charge.....................     (50,457)     (62,519)    (41,117)     (46,985)     (33)      (36)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (296,352)  (1,117,615)    (50,953)    (104,532)     (54)       89
                                                 -----------  -----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (1,441,318)  (3,087,358)   (993,982)  (1,135,853)  (1,137)     (412)
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,001,597   (9,020,069)    432,015   (6,180,025)   4,093   (10,732)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  10,298,930   19,318,999   8,001,612   14,181,637   12,435    23,167
                                                 -----------  -----------  ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD..................... $11,300,527  $10,298,930  $8,433,627  $ 8,001,612  $16,528  $ 12,435
                                                 ===========  ===========  ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,537,059    1,876,718   1,068,293    1,181,736    1,229     1,260
       Units issued.............................     151,307      154,555     135,941      154,005       --        60
       Units redeemed...........................    (350,424)    (494,214)   (259,290)    (267,448)     (95)      (91)
                                                 -----------  -----------  ----------  -----------  -------  --------
    Units outstanding at end of period..........   1,337,942    1,537,059     944,944    1,068,293    1,134     1,229
                                                 ===========  ===========  ==========  ===========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                              JANUS ASPEN SERIES JANUS ASPEN SERIES   LAZARD RETIREMENT
                                                               (SERVICE SHARES)   (SERVICE SHARES)      SERIES, INC.
                                                                 SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                              ------------------ ------------------   ---------------
                                                                FOREIGN STOCK         OVERSEAS            EMERGING
                                                               (SERVICE SHARES)  (SERVICE SHARES) (J)  MARKETS EQUITY
                                                              ------------------ ------------------   ---------------
                                                                  2008 (AA)        2009     2008 (AB)  2009     2008
                                                              ------------------ --------   --------- -----   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).................................      $  1,363      $   (138)  $     75  $   7   $   (174)
Net realized gains (losses)..................................        16,956        27,910      6,199     88      6,905
Change in unrealized gains (losses)..........................       (21,539)       33,570    (33,557)   386    (10,004)
                                                                   --------      --------   --------  -----   --------
Increase (decrease) in net assets from operations............        (3,220)       61,342    (27,283)   481     (3,273)
                                                                   --------      --------   --------  -----   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................            --            --         --     --         --
Benefit payments.............................................            --            --         --     --    (17,369)
Payments on termination......................................            --       (34,024)        --     --         --
Contract maintenance charge..................................            --           (35)        --     (4)        (3)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................       (51,084)      (51,084)    51,084   (285)       183
                                                                   --------      --------   --------  -----   --------
Increase (decrease) in net assets from contract transactions.       (51,084)      (85,143)    51,084   (289)   (17,189)
                                                                   --------      --------   --------  -----   --------
INCREASE (DECREASE) IN NET ASSETS............................       (54,304)      (23,801)    23,801    192    (20,462)
NET ASSETS AT BEGINNING OF PERIOD............................        54,304        23,801         --    735     21,197
                                                                   --------      --------   --------  -----   --------
NET ASSETS AT END OF PERIOD..................................      $     --      $     --   $ 23,801  $ 927   $    735
                                                                   ========      ========   ========  =====   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................        (2,452)        2,452         --     27        400
       Units issued..........................................            --            --      2,452     --          7
       Units redeemed........................................        (2,452)       (2,452)        --     (6)      (380)
                                                                   --------      --------   --------  -----   --------
    Units outstanding at end of period.......................            --            --      2,452     21         27
                                                                   ========      ========   ========  =====   ========

--------
(j)Previously known as International Growth (Service Shares)
(aa)For the period beginning January 1, 2008 and ended April 29, 2008
(ab)For the period beginning April 30, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   LEGG MASON              LEGG MASON
                                                 PARTNERS VARIABLE      PARTNERS VARIABLE
                                                     INCOME             PORTFOLIOS I, INC       LORD ABBETT SERIES FUND
                                                 TRUST SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                                                 ------------------     ---------------------  ------------------------
                                                 LEGG MASON CLEARBRIDGE LEGG MASON CLEARBRIDGE
                                                 VARIABLE FUNDAMENTAL   VARIABLE INVESTORS
                                                 VALUE PORTFOLIO I (K)  PORTFOLIO I (L)                ALL VALUE
                                                 ------------------     ---------------------  ------------------------
                                                 2009         2008       2009        2008          2009         2008
                                                 ----        -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ --       $   (54)    $    4     $   (79)    $  (141,158) $  (142,208)
Net realized gains (losses).....................   (9)       (1,462)        (4)        548        (379,421)     (10,789)
Change in unrealized gains (losses).............  210           256        192      (2,273)      2,639,547   (4,042,712)
                                                  ----       -------     ------     -------    -----------  -----------
Increase (decrease) in net assets from
 operations.....................................  201        (1,260)       192      (1,804)      2,118,968   (4,195,709)
                                                  ----       -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................   --            --         --          --           2,550       15,598
Benefit payments................................   --        (5,832)        --      (7,451)       (213,818)    (216,662)
Payments on termination.........................   --            --         --          --        (669,925)  (1,077,212)
Contract maintenance charge.....................   (2)           (2)        (2)         (2)        (34,330)     (36,736)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   68             6        164         (27)        304,121     (527,731)
                                                  ----       -------     ------     -------    -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   66        (5,828)       162      (7,480)       (611,402)  (1,842,743)
                                                  ----       -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   267.....  (7,088)...     354...  (9,284)...    1,507,566  (6,038,452)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   725.....    7,813...     820...   10,104...    9,341,425   15,379,877
                                                  ----       -------     ------     -------    -----------  -----------
NET ASSETS AT END OF PERIOD.....................  $992.....  $   725...  $1,174...  $   820...  $10,848,991  $ 9,341,425
                                                  ====       =======     ======     =======    ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................  122           823         95         739         979,481    1,131,777
       Units issued.............................    9             1         16          --         129,627      156,482
       Units redeemed...........................   --          (702)        (1)       (644)       (190,599)    (308,778)
                                                  ----       -------     ------     -------    -----------  -----------
    Units outstanding at end of period..........  131           122        110          95         918,509      979,481
                                                  ====       =======     ======     =======    ===========  ===========

--------
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(l)Previously known as Legg Mason Variable Investors Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                         LORD ABBETT SERIES FUND    LORD ABBETT SERIES FUND    LORD ABBETT SERIES FUND
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        -------------------------  -------------------------  ------------------------
                                              BOND-DEBENTURE           GROWTH AND INCOME        GROWTH OPPORTUNITIES
                                        -------------------------  -------------------------  ------------------------
                                            2009         2008          2009         2008          2009         2008
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $ 1,546,271  $  1,685,248  $  (130,323) $    (82,265) $  (195,856) $  (271,008)
Net realized gains (losses)............  (1,135,021)   (1,274,952)  (2,515,347)   (2,602,501)    (704,514)    (273,113)
Change in unrealized gains
 (losses)..............................   8,171,951    (7,763,417)   6,228,600   (14,090,240)   5,340,518   (7,299,204)
                                        -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   8,583,201    (7,353,121)   3,582,930   (16,775,006)   4,440,148   (7,843,325)
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      34,987       250,359       10,629        93,563       18,459      258,125
Benefit payments.......................    (921,832)     (925,095)    (726,034)     (846,022)    (210,349)    (272,477)
Payments on termination................  (7,710,401)   (3,800,017)  (1,599,454)   (4,497,592)    (925,876)  (1,596,762)
Contract maintenance charge............    (149,261)     (148,995)    (120,878)     (148,346)     (63,154)     (70,194)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   6,714,373    (1,561,802)    (324,628)   (3,770,570)    (546,300)    (138,635)
                                        -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (2,032,134)   (6,185,550)  (2,760,365)   (9,168,967)  (1,727,220)  (1,819,943)
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................    6,551,067  (13,538,671)      822,565  (25,943,973)    2,712,928  (9,663,268)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   28,306,315    41,844,986   24,562,036    50,506,009   11,305,709   20,968,977
                                        -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................  $34,857,382  $ 28,306,315  $25,384,601  $ 24,562,036  $14,018,637  $11,305,709
                                        ===========  ============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   2,999,760     3,599,110    3,013,029     3,878,633    1,279,378    1,442,833
       Units issued....................   1,244,453       713,820      245,127       459,316      136,619      346,491
       Units redeemed..................  (1,448,550)   (1,313,170)    (596,814)   (1,324,920)    (308,029)    (509,946)
                                        -----------  ------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period............................   2,795,663     2,999,760    2,661,342     3,013,029    1,107,968    1,279,378
                                        ===========  ============  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                 MFS VARIABLE          MFS VARIABLE
                                                  LORD ABBETT SERIES FUND      INSURANCE TRUST       INSURANCE TRUST
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------------  ---------------------  -------------------
                                                       MID-CAP VALUE              MFS GROWTH         MFS HIGH INCOME
                                                 -------------------------  ---------------------  -------------------
                                                     2009         2008         2009       2008       2009       2008
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (278,937) $   (154,064) $  (8,474) $  (14,376) $ 30,905  $  50,506
Net realized gains (losses).....................  (4,385,082)   (2,615,778)   (99,229)    (72,587)  (48,023)   (29,022)
Change in unrealized gains (losses).............  10,300,690   (16,379,315)   358,342    (443,070)  181,754   (218,880)
                                                 -----------  ------------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from
 operations.....................................   5,636,671   (19,149,157)   250,639    (530,033)  164,636   (197,396)
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      29,996       347,574        100       4,816       261      1,789
Benefit payments................................    (735,884)     (782,477)    (2,254)    (11,275)       --     (4,147)
Payments on termination.........................  (2,246,946)   (4,030,933)  (169,381)   (370,858)  (92,865)  (134,034)
Contract maintenance charge.....................    (110,711)     (132,580)      (895)       (977)     (291)      (332)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,129,944)   (2,320,292)    50,262     (44,510)    1,980     57,952
                                                 -----------  ------------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (4,193,489)   (6,918,708)  (122,168)   (422,804)  (90,915)   (78,772)
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,443,182   (26,067,865)   128,471    (952,837)   73,721   (276,168)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  26,078,955    52,146,820    765,601   1,718,438   453,165    729,333
                                                 -----------  ------------  ---------  ----------  --------  ---------
NET ASSETS AT END OF PERIOD..................... $27,522,137  $ 26,078,955  $ 894,072  $  765,601  $526,886  $ 453,165
                                                 ===========  ============  =========  ==========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   3,371,297     4,023,673    113,403     158,403    48,771     55,426
       Units issued.............................     301,418       522,827     19,301       1,359     2,875      7,511
       Units redeemed...........................    (816,803)   (1,175,203)   (29,737)    (46,359)  (12,130)   (14,166)
                                                 -----------  ------------  ---------  ----------  --------  ---------
    Units outstanding at end of period..........   2,855,912     3,371,297    102,967     113,403    39,516     48,771
                                                 ===========  ============  =========  ==========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                       MFS VARIABLE             MFS VARIABLE            MFS VARIABLE
                                                     INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                 -----------------------  -----------------------  ---------------------
                                                   MFS INVESTORS TRUST       MFS NEW DISCOVERY          MFS RESEARCH
                                                 -----------------------  -----------------------  ---------------------
                                                    2009         2008        2009         2008        2009       2008
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $    5,518  $   (11,967) $  (23,323) $   (30,247) $       8  $   (8,517)
Net realized gains (losses).....................    (76,174)     237,235    (174,730)     383,638    (32,375)    (13,436)
Change in unrealized gains (losses).............    424,077   (1,171,223)  1,063,886   (1,439,246)   192,086    (368,756)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 operations.....................................    353,421     (945,955)    865,833   (1,085,855)   159,719    (390,709)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      3,580       11,803      14,180       15,400      1,200       1,800
Benefit payments................................    (12,469)     (25,543)     (5,268)      (6,960)    (2,954)    (17,226)
Payments on termination.........................   (268,913)    (362,460)   (308,773)    (394,678)  (102,446)   (167,880)
Contract maintenance charge.....................     (1,368)      (1,628)     (1,929)      (2,056)      (340)       (440)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (23,465)    (158,368)     66,176      (82,122)    18,097     (13,232)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (302,635)    (536,196)   (235,614)    (470,416)   (86,443)   (196,978)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     50,786   (1,482,151)    630,219   (1,556,271)    73,276    (587,687)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,688,785    3,170,936   1,523,655    3,079,926    597,095   1,184,782
                                                 ----------  -----------  ----------  -----------  ---------  ----------
NET ASSETS AT END OF PERIOD..................... $1,739,571  $ 1,688,785  $2,153,874  $ 1,523,655  $ 670,371  $  597,095
                                                 ==========  ===========  ==========  ===========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    225,105      278,454     164,996      199,462     91,192     114,590
       Units issued.............................      9,299        5,435      21,631       19,261      3,651         237
       Units redeemed...........................    (48,349)     (58,784)    (39,683)     (53,727)   (14,715)    (23,635)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
    Units outstanding at end of period..........    186,055      225,105     146,944      164,996     80,128      91,192
                                                 ==========  ===========  ==========  ===========  =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                    MFS VARIABLE
                                                        MFS VARIABLE           MFS VARIABLE        INSURANCE TRUST
                                                       INSURANCE TRUST       INSURANCE TRUST       (SERVICE CLASS)
                                                         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------------  -------------------  --------------------
                                                                                                     MFS GROWTH
                                                      MFS RESEARCH BOND       MFS UTILITIES        (SERVICE CLASS)
                                                   ----------------------  -------------------  --------------------
                                                      2009        2008       2009       2008       2009       2008
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   48,144  $   35,110  $  5,451  $    (248) $  (4,355) $  (7,998)
Net realized gains (losses).......................    (18,128)    (18,328)  (10,789)    35,368    (23,450)    20,000
Change in unrealized gains (losses)...............    163,872     (87,144)   67,205   (163,150)   102,124   (239,257)
                                                   ----------  ----------  --------  ---------  ---------  ---------
Increase (decrease) in net assets from operations.    193,888     (70,362)   61,867   (128,030)    74,319   (227,255)
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     14,512      14,660       400      1,000         --         --
Benefit payments..................................     (1,912)    (13,321)       --         --         --     (3,266)
Payments on termination...........................   (357,973)   (407,977)  (46,422)  (173,121)  (159,936)   (72,554)
Contract maintenance charge.......................     (1,323)     (1,309)     (103)      (100)      (113)      (122)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (50,003)    (66,582)   92,589      4,046     19,550    125,899
                                                   ----------  ----------  --------  ---------  ---------  ---------
Increase (decrease) in net assets from contract
 transactions.....................................   (396,699)   (474,529)   46,464   (168,175)  (140,499)    49,957
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS.................   (202,811)   (544,891)  108,331   (296,205)   (66,180)  (177,298)
NET ASSETS AT BEGINNING OF PERIOD.................  1,660,416   2,205,307   145,992    442,197    358,233    535,531
                                                   ----------  ----------  --------  ---------  ---------  ---------
NET ASSETS AT END OF PERIOD....................... $1,457,605  $1,660,416  $254,323  $ 145,992  $ 292,053  $ 358,233
                                                   ==========  ==========  ========  =========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    116,509     149,064    10,607     19,636     56,962     52,309
       Units issued...............................      6,445      15,351     7,002        918      4,413     19,265
       Units redeemed.............................    (33,695)    (47,906)   (3,566)    (9,947)   (26,813)   (14,612)
                                                   ----------  ----------  --------  ---------  ---------  ---------
    Units outstanding at end of period............     89,259     116,509    14,043     10,607     34,562     56,962
                                                   ==========  ==========  ========  =========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------   --------------------   ---------------------
                                                  MFS INVESTORS TRUST     MFS NEW DISCOVERY        MFS RESEARCH
                                                    (SERVICE CLASS)        (SERVICE CLASS)       (SERVICE CLASS)
                                                 --------------------   --------------------   ---------------------
                                                    2009        2008       2009        2008      2009        2008
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    (307)  $  (4,833) $  (4,117)  $  (6,799) $   (579)  $  (3,915)
Net realized gains (losses).....................    (1,342)     73,820    (24,117)     82,493      (781)     38,190
Change in unrealized gains (losses).............    50,374    (246,968)   171,548    (303,824)   41,199    (160,313)
                                                 ---------   ---------  ---------   ---------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................    48,725    (177,981)   143,314    (228,130)   39,839    (126,038)
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        --          --         60          60        --          --
Benefit payments................................        --      (4,695)        --     (30,139)   (1,716)     (3,272)
Payments on termination.........................  (106,855)   (169,084)  (108,115)    (64,997)  (39,287)   (147,921)
Contract maintenance charge.....................      (178)       (217)      (120)       (116)      (59)       (122)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       347     (68,175)   (12,043)   (152,534)   14,247     (17,493)
                                                 ---------   ---------  ---------   ---------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  (106,686)   (242,171)  (120,218)   (247,726)  (26,815)   (168,808)
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (57,961)   (420,152)    23,096    (475,856)   13,024    (294,846)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   255,645     675,797    263,027     738,883   161,395     456,241
                                                 ---------   ---------  ---------   ---------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $ 197,684   $ 255,645  $ 286,123   $ 263,027  $174,419   $ 161,395
                                                 =========   =========  =========   =========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    33,993      59,133     42,603      71,158    22,851      40,720
       Units issued.............................       314         392      3,224       2,012     2,192         630
       Units redeemed...........................   (13,248)    (25,532)   (17,037)    (30,567)   (5,770)    (18,499)
                                                 ---------   ---------  ---------   ---------  --------   ---------
    Units outstanding at end of period..........    21,059      33,993     28,790      42,603    19,273      22,851
                                                 =========   =========  =========   =========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                           TRUST (SERVICE CLASS)       INVESTMENT SERIES           INVESTMENT SERIES
                                                SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          -----------------------  -------------------------  ---------------------------
                                               MFS UTILITIES
                                              (SERVICE CLASS)          AGGRESSIVE EQUITY         CAPITAL OPPORTUNITIES
                                          -----------------------  -------------------------  ---------------------------
                                             2009         2008         2009         2008          2009           2008
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   31,578  $    (3,570) $  (171,338) $   (222,729) $ (1,637,123) $  (2,672,522)
Net realized gains (losses)..............    (44,231)     339,933     (252,579)      588,395    (9,056,751)    (3,945,458)
Change in unrealized gains (losses)......    322,224   (1,053,569)   6,287,908   (10,603,671)   94,011,113   (127,134,589)
                                          ----------  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from
 operations..............................    309,571     (717,206)   5,863,991   (10,238,005)   83,317,239   (133,752,569)
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,200        1,200       50,910         4,612        79,471        322,599
Benefit payments.........................     (1,512)     (76,377)    (340,655)     (438,790)   (4,855,385)    (6,205,548)
Payments on termination..................    (91,055)    (132,825)    (549,521)   (2,848,664)  (13,474,340)   (32,888,798)
Contract maintenance charge..............       (147)        (180)     (10,720)      (12,852)     (120,903)      (137,950)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     68,855      (69,522)    (696,336)   (1,228,818)   (5,999,458)    (8,894,241)
                                          ----------  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from
 contract transactions...................    (22,659)    (277,704)  (1,546,322)   (4,524,512)  (24,370,615)   (47,803,938)
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    286,912     (994,910)   4,317,669   (14,762,517)   58,946,624   (181,556,507)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,079,880    2,074,790    9,506,711    24,269,228   132,556,115    314,112,622
                                          ----------  -----------  -----------  ------------  ------------  -------------
NET ASSETS AT END OF
 PERIOD.................................. $1,366,792  $ 1,079,880  $13,824,380  $  9,506,711  $191,502,739  $ 132,556,115
                                          ==========  ===========  ===========  ============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     79,735       96,265    1,256,393     1,606,868     6,491,940      7,900,565
       Units issued......................     14,264          634       73,201        83,189       144,628        150,350
       Units redeemed....................    (16,101)     (17,164)    (229,063)     (433,664)   (1,030,938)    (1,558,975)
                                          ----------  -----------  -----------  ------------  ------------  -------------
    Units outstanding at end of period...     77,898       79,735    1,100,531     1,256,393     5,605,630      6,491,940
                                          ==========  ===========  ===========  ============  ============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                               INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          ---------------------------  -------------------------  ------------------------
                                                DIVIDEND GROWTH             EUROPEAN EQUITY           GLOBAL ADVANTAGE
                                          ---------------------------  -------------------------  ------------------------
                                              2009           2008          2009         2008        2009 (M)       2008
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    918,058  $  (2,343,502) $ 1,306,511  $  1,044,504  $    36,700  $   (31,812)
Net realized gains (losses)..............   (2,950,087)     9,396,324   (1,077,824)   18,295,936   (2,591,668)      77,592
Change in unrealized gains (losses)......   35,506,562   (119,866,802)  11,339,599   (65,197,374)   2,262,200   (5,285,454)
                                          ------------  -------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   33,474,533   (112,813,980)  11,568,286   (45,856,934)    (292,768)  (5,239,674)
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      127,441        466,973       61,817       184,514       68,565          853
Benefit payments.........................   (5,944,677)    (8,398,380)  (1,702,223)   (2,089,573)    (101,007)    (409,603)
Payments on termination..................  (14,299,350)   (39,195,879)  (4,424,051)  (12,276,579)    (139,937)  (1,359,663)
Contract maintenance charge..............     (130,181)      (156,420)     (36,668)      (46,311)      (1,687)      (6,690)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,346,396)   (11,788,567)  (2,335,328)   (4,590,739)  (5,374,646)    (485,681)
                                          ------------  -------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (26,593,163)   (59,072,273)  (8,436,453)  (18,818,688)  (5,548,712)  (2,260,784)
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    6,881,370   (171,886,253)   3,131,833   (64,675,622)  (5,841,480)  (7,500,458)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  171,790,989    343,677,242   53,201,317   117,876,939    5,841,480   13,341,938
                                          ------------  -------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $178,672,359  $ 171,790,989  $56,333,150  $ 53,201,317  $        --  $ 5,841,480
                                          ============  =============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    8,576,751     10,694,718    2,530,730     3,139,709      903,438    1,141,217
       Units issued......................      182,166        162,568       71,666        59,399       21,450       24,577
       Units redeemed....................   (1,453,010)    (2,280,535)    (450,995)     (668,378)    (924,888)    (262,356)
                                          ------------  -------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    7,305,907      8,576,751    2,151,401     2,530,730           --      903,438
                                          ============  =============  ===========  ============  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  -------------------------
                                            GLOBAL DIVIDEND GROWTH          HIGH YIELD               INCOME BUILDER
                                          -------------------------  ------------------------  -------------------------
                                              2009         2008          2009         2008         2009         2008
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 2,016,563  $  1,369,904  $   937,134  $   178,508  $   280,295  $   (129,407)
Net realized gains (losses)..............  (6,632,740)   16,721,475   (1,568,970)  (2,777,353)  (1,080,915)    2,767,352
Change in unrealized gains (losses)......  11,744,078   (64,782,183)   5,622,055   (1,680,026)   3,836,494    (8,837,682)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   7,127,901   (46,690,804)   4,990,219   (4,278,871)   3,035,874    (6,199,737)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     (32,031)      159,545        5,656       93,150       (8,147)      105,840
Benefit payments.........................  (1,828,951)   (2,563,842)    (686,030)    (567,737)    (567,949)     (697,573)
Payments on termination..................  (4,856,173)  (14,257,102)  (1,063,373)  (2,118,485)  (1,503,096)   (3,806,659)
Contract maintenance charge..............     (39,868)      (50,210)     (12,355)     (12,501)      (9,030)      (10,265)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,162,990)   (5,352,290)     (70,711)  (1,140,120)    (297,357)     (556,551)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,920,013)  (22,063,899)  (1,826,813)  (3,745,693)  (2,385,579)   (4,965,208)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,792,112)  (68,754,703)   3,163,406   (8,024,564)     650,295   (11,164,945)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  57,768,341   126,523,044   12,526,055   20,550,619   15,007,860    26,172,805
                                          -----------  ------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD.............. $55,976,229  $ 57,768,341  $15,689,461  $12,526,055  $15,658,155  $ 15,007,860
                                          ===========  ============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,937,129     5,010,989    1,351,966    1,684,696    1,177,308     1,483,229
       Units issued......................      95,450       102,445      114,008       56,907       91,678       100,779
       Units redeemed....................    (699,164)   (1,176,305)    (281,931)    (389,637)    (268,255)     (406,700)
                                          -----------  ------------  -----------  -----------  -----------  ------------
    Units outstanding at end of period...   3,333,415     3,937,129    1,184,043    1,351,966    1,000,731     1,177,308
                                          ===========  ============  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                               INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                  INCOME PLUS             LIMITED DURATION             MONEY MARKET
                                          --------------------------  ------------------------  --------------------------
                                              2009          2008          2009         2008         2009          2008
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,809,223  $    710,382  $   475,727  $    91,574  $ (1,290,063) $  1,074,408
Net realized gains (losses)..............     (863,907)   (2,303,706)    (659,939)  (1,473,786)           --            --
Change in unrealized gains (losses)......   16,465,431   (11,825,608)     828,256   (2,284,250)           --            --
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   19,410,747   (13,418,932)     644,044   (3,666,462)   (1,290,063)    1,074,408
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       40,254       674,863        1,295       56,590       319,572       430,900
Benefit payments.........................   (4,866,087)   (5,360,948)    (527,114)    (666,676)   (3,138,680)   (6,088,040)
Payments on termination..................  (11,098,021)  (21,391,270)  (1,553,420)  (4,156,580)  (32,918,633)  (35,831,243)
Contract maintenance charge..............      (50,708)      (53,589)      (9,378)      (9,960)      (54,187)      (48,742)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      601,654    (3,793,381)   1,982,636     (956,826)    7,751,921    44,159,101
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (15,372,908)  (29,924,325)    (105,981)  (5,733,452)  (28,040,007)    2,621,976
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    4,037,839   (43,343,257)     538,063   (9,399,914)  (29,330,070)    3,696,384
NET ASSETS AT BEGINNING OF
 PERIOD..................................  101,833,297   145,176,554   15,256,468   24,656,382   107,348,994   103,652,610
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $105,871,136  $101,833,297  $15,794,531  $15,256,468  $ 78,018,924  $107,348,994
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,809,984     6,145,996    1,528,725    2,071,423     7,145,064     6,893,124
       Units issued......................      341,697       326,894      391,550      253,578     2,383,526     3,968,898
       Units redeemed....................   (1,004,200)   (1,662,906)    (400,686)    (796,276)   (4,239,821)   (3,716,958)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................    4,147,481     4,809,984    1,519,589    1,528,725     5,288,769     7,145,064
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES           INVESTMENT SERIES           INVESTMENT SERIES
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  --------------------------  --------------------------
                                                S&P 500 INDEX                STRATEGIST                   UTILITIES
                                          -------------------------  --------------------------  --------------------------
                                              2009         2008          2009          2008          2009          2008
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   435,681  $    456,240  $  1,104,055  $ (1,036,094) $  1,100,574  $   (722,592)
Net realized gains (losses)..............  (1,107,815)      674,365    (7,474,506)   11,719,819    10,904,961    17,787,205
Change in unrealized gains (losses)......   7,755,938   (21,459,640)   26,717,710   (56,472,529)   (3,042,545)  (54,762,839)
                                          -----------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   7,083,804   (20,329,035)   20,347,259   (45,788,804)    8,962,990   (37,698,226)
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,578       121,800       153,273       686,200        47,835        87,228
Benefit payments.........................  (1,012,438)   (1,364,677)   (4,966,147)   (5,837,874)   (2,955,696)   (3,405,529)
Payments on termination..................  (1,990,571)   (6,864,121)  (12,695,266)  (23,567,705)   (5,900,045)  (14,174,451)
Contract maintenance charge..............     (23,786)      (27,752)      (68,013)      (74,741)      (37,702)      (46,321)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     589,963    (1,347,207)      (12,004)   (3,721,509)   (2,465,117)   (2,886,370)
                                          -----------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,427,254)   (9,481,957)  (17,588,157)  (32,515,629)  (11,310,725)  (20,425,443)
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,656,550   (29,810,992)    2,759,102   (78,304,433)   (2,347,735)  (58,123,669)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,895,799    60,706,791   126,026,636   204,331,069    65,177,637   123,301,306
                                          -----------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $35,552,349  $ 30,895,799  $128,785,738  $126,026,636  $ 62,829,902  $ 65,177,637
                                          ===========  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,976,486     4,836,473     5,406,472     6,555,902     3,369,461     4,164,895
       Units issued......................     417,867       417,336       370,156       264,379       125,148       156,405
       Units redeemed....................    (724,009)   (1,277,323)     (997,909)   (1,413,809)     (765,186)     (951,839)
                                          -----------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   3,670,344     3,976,486     4,778,719     5,406,472     2,729,423     3,369,461
                                          ===========  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                               (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                              AGGRESSIVE EQUITY        CAPITAL OPPORTUNITIES         DIVIDEND GROWTH
                                               (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (239,618) $   (357,986) $  (837,901) $ (1,172,756) $   (20,893) $ (1,090,496)
Net realized gains (losses)..............      75,452     1,357,108     (379,592)    2,887,789   (1,645,174)    1,344,114
Change in unrealized gains (losses)......   7,087,581   (13,183,905)  28,109,155   (45,803,300)  12,598,038   (36,801,617)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   6,923,415   (12,184,783)  26,891,662   (44,088,267)  10,931,971   (36,547,999)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       6,588        45,550       30,201       126,134       10,648       126,592
Benefit payments.........................    (180,132)     (334,962)  (1,338,881)   (2,099,092)  (1,017,107)   (2,028,307)
Payments on termination..................  (1,113,781)   (3,378,363)  (3,760,103)  (11,616,007)  (3,199,354)  (11,055,161)
Contract maintenance charge..............     (24,863)      (24,671)    (145,441)     (167,375)    (100,319)     (118,801)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (706,471)     (736,187)  (4,054,582)   (1,372,030)  (1,260,701)   (4,144,807)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,018,659)   (4,428,633)  (9,268,806)  (15,128,370)  (5,566,833)  (17,220,484)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,904,756   (16,613,416)  17,622,856   (59,216,637)   5,365,138   (53,768,483)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,423,878    28,037,294   44,054,011   103,270,648   55,406,920   109,175,403
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $16,328,634  $ 11,423,878  $61,676,867  $ 44,054,011  $60,772,058  $ 55,406,920
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,870,119     2,334,631    6,953,097     8,548,169    6,855,122     8,451,886
       Units issued......................      46,094       111,612      231,836       657,255      178,875       236,343
       Units redeemed....................    (300,966)     (576,124)  (1,310,449)   (2,252,327)    (847,720)   (1,833,107)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   1,615,247     1,870,119    5,874,484     6,953,097    6,186,277     6,855,122
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                               (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  -------------------------
                                               EUROPEAN EQUITY           GLOBAL ADVANTAGE        GLOBAL DIVIDEND GROWTH
                                               (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                          -------------------------  ------------------------  -------------------------
                                              2009         2008        2009 (M)       2008         2009         2008
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   315,110  $    143,650  $     9,427  $   (69,475) $   853,362  $    385,669
Net realized gains (losses)..............    (172,553)    6,332,959   (1,288,067)     294,096   (2,957,173)    8,579,299
Change in unrealized gains (losses)......   3,687,426   (21,660,306)   1,045,866   (4,248,365)   5,749,172   (32,212,590)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   3,829,983   (15,183,697)    (232,774)  (4,023,744)   3,645,361   (23,247,622)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      21,618        25,754           --       25,058        2,893        65,548
Benefit payments.........................    (381,087)     (450,979)      (7,881)    (151,497)    (344,753)     (631,873)
Payments on termination..................  (1,108,672)   (4,372,071)     (57,778)  (1,384,047)  (1,701,811)   (7,537,490)
Contract maintenance charge..............     (32,421)      (40,264)      (1,091)     (10,781)     (68,577)      (83,754)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (942,051)   (2,192,066)  (4,124,409)     (38,471)    (772,376)   (3,440,159)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,442,613)   (7,029,626)  (4,191,159)  (1,559,738)  (2,884,624)  (11,627,728)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,387,370   (22,213,323)  (4,423,933)  (5,583,482)     760,737   (34,875,350)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  17,294,699    39,508,022    4,423,933   10,007,415   28,496,630    63,371,980
                                          -----------  ------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $18,682,069  $ 17,294,699  $        --  $ 4,423,933  $29,257,367  $ 28,496,630
                                          ===========  ============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,095,932     2,706,028      688,306      857,479    2,978,643     3,861,469
       Units issued......................      56,240        85,113       13,860       68,696      200,668       175,694
       Units redeemed....................    (358,840)     (695,209)    (702,166)    (237,869)    (494,562)   (1,058,520)
                                          -----------  ------------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   1,793,332     2,095,932           --      688,306    2,684,749     2,978,643
                                          ===========  ============  ===========  ===========  ===========  ============

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES         INVESTMENT SERIES           INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  -------------------------  --------------------------
                                                 HIGH YIELD               INCOME BUILDER               INCOME PLUS
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          ------------------------  -------------------------  --------------------------
                                              2009         2008         2009         2008          2009          2008
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   839,970  $   122,845  $   175,899  $   (230,775) $  4,404,680  $    344,545
Net realized gains (losses)..............    (605,942)    (917,292)    (971,972)    2,997,498      (950,167)   (3,310,704)
Change in unrealized gains (losses)......   4,591,823   (3,741,513)   3,597,816    (9,926,937)   21,691,230   (15,792,304)
                                          -----------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   4,825,851   (4,535,960)   2,801,743    (7,160,214)   25,145,743   (18,758,463)
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      41,765       20,853        2,250        10,416        39,129       183,851
Benefit payments.........................    (340,227)    (266,430)    (175,454)     (429,327)   (3,855,059)   (3,486,964)
Payments on termination..................  (1,238,028)  (3,568,909)  (1,758,556)   (7,482,608)  (11,519,202)  (22,327,012)
Contract maintenance charge..............     (43,109)     (45,730)     (22,960)      (25,673)     (365,642)     (407,136)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (494,733)  (1,502,550)    (204,726)   (3,468,512)    2,775,125   (14,279,500)
                                          -----------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,074,332)  (5,362,766)  (2,159,446)  (11,395,704)  (12,925,649)  (40,316,761)
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,751,519   (9,898,726)     642,297   (18,555,918)   12,220,094   (59,075,224)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,774,408   22,673,134   14,457,988    33,013,906   132,404,970   191,480,194
                                          -----------  -----------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $15,525,927  $12,774,408  $15,100,285  $ 14,457,988  $144,625,064  $132,404,970
                                          ===========  ===========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,903,907    2,582,417   11,768,606     2,329,610     1,414,516    15,284,325
       Units issued......................     132,742       75,177    1,200,972       196,478        95,304     1,152,667
       Units redeemed....................    (382,057)    (753,687)  (2,273,539)   (1,111,572)     (305,542)   (4,668,386)
                                          -----------  -----------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,654,592    1,903,907   10,696,039     1,414,516     1,204,278    11,768,606
                                          ===========  ===========  ===========  ============  ============  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                    MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                       INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                          SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                   -------------------------  --------------------------  -------------------------
                                        LIMITED DURATION             MONEY MARKET               S&P 500 INDEX
                                        (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                   -------------------------  --------------------------  -------------------------
                                       2009         2008          2009          2008          2009         2008
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)........................... $ 1,484,522  $     57,158  $ (1,579,222) $    484,906  $   623,672  $    436,226
Net realized gains (losses).......  (2,507,432)   (5,001,154)           --            --   (2,137,923)    2,365,077
Change in unrealized gains
 (losses).........................   3,207,337   (10,074,222)           --            --   17,776,479   (50,385,982)
                                   -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
 from operations..................   2,184,427   (15,018,218)   (1,579,222)      484,906   16,262,228   (47,584,679)
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................      35,448       120,391       372,036       827,259       12,859       208,286
Benefit payments..................  (1,229,776)   (1,536,341)   (2,228,360)   (5,160,864)  (1,215,818)   (3,030,038)
Payments on termination...........  (5,730,333)  (14,683,995)  (26,911,027)  (49,307,561)  (4,569,298)  (15,289,856)
Contract maintenance
 charge...........................    (143,798)     (158,180)     (268,864)     (322,518)    (233,548)     (251,321)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   2,542,619    (5,037,888)     (126,383)   64,508,756     (474,866)     (998,656)
                                   -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
 from contract transactions.......  (4,525,840)  (21,296,013)  (29,162,598)   10,545,072   (6,480,671)  (19,361,585)
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS....................  (2,341,413)  (36,314,231)  (30,741,820)   11,029,978    9,781,557   (66,946,264)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  61,309,545    97,623,776   108,867,981    97,838,003   71,981,738   138,928,002
                                   -----------  ------------  ------------  ------------  -----------  ------------
NET ASSETS AT END
  OF PERIOD....................... $58,968,132  $ 61,309,545  $ 78,126,161  $108,867,981  $81,763,295  $ 71,981,738
                                   ===========  ============  ============  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   6,856,290     9,079,466    10,268,197     9,271,121    9,510,430    11,519,410
       Units issued...............     916,764       784,581     3,112,704     9,051,854      945,129       675,216
       Units redeemed.............  (1,417,995)   (3,007,757)   (5,901,181)   (8,054,778)  (1,716,225)   (2,684,196)
                                   -----------  ------------  ------------  ------------  -----------  ------------
    Units outstanding at end
     of period....................   6,355,059     6,856,290     7,479,720    10,268,197    8,739,334     9,510,430
                                   ===========  ============  ============  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   NEUBERGER & BERMAN
                                                     INVESTMENT SERIES          INVESTMENT SERIES      ADVISORS MANAGEMENT
                                                      (CLASS Y SHARES)           (CLASS Y SHARES)             TRUST
                                                        SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                                 -------------------------  -------------------------  -------------------
                                                         STRATEGIST                 UTILITIES              AMT MID-CAP
                                                      (CLASS Y SHARES)           (CLASS Y SHARES)            GROWTH
                                                 -------------------------  -------------------------  -------------------
                                                     2009         2008          2009         2008             2008
                                                 -----------  ------------  -----------  ------------  -------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   186,692  $   (723,010) $   217,100  $   (264,806)       $   (46)
Net realized gains (losses).....................  (2,282,298)    4,302,708    3,554,125     4,298,696             --
Change in unrealized gains (losses).............  10,965,917   (23,089,046)  (1,217,724)  (13,515,252)          (941)
                                                 -----------  ------------  -----------  ------------        -------
Increase (decrease) in net assets from
 operations.....................................   8,870,311   (19,509,348)   2,553,501    (9,481,362)          (987)
                                                 -----------  ------------  -----------  ------------        -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      34,955        99,226        5,583        80,744             --
Benefit payments................................  (1,305,181)   (2,003,737)    (548,903)     (940,443)            --
Payments on termination.........................  (3,651,772)  (11,203,240)  (1,040,534)   (4,265,534)        (5,290)
Contract maintenance charge.....................    (116,204)     (106,494)     (19,354)      (23,894)            (7)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   3,215,220    (1,713,743)     424,233      (220,793)            (1)
                                                 -----------  ------------  -----------  ------------        -------
Increase (decrease) in net assets from contract
 transactions...................................  (1,822,982)  (14,927,988)  (1,178,975)   (5,369,920)        (5,298)
                                                 -----------  ------------  -----------  ------------        -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   7,047,329   (34,437,335)   1,374,526   (14,851,282)        (6,285)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  51,317,968    85,755,304   15,979,819    30,831,101          6,285
                                                 -----------  ------------  -----------  ------------        -------
NET ASSETS AT END OF PERIOD..................... $58,365,297  $ 51,317,968  $17,354,345  $ 15,979,819        $    --
                                                 ===========  ============  ===========  ============        =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   4,860,700     6,083,134    1,833,527     2,332,514            331
       Units issued.............................     630,511       452,752      196,734       189,587             --
       Units redeemed...........................    (800,649)   (1,675,186)    (324,364)     (688,574)          (331)
                                                 -----------  ------------  -----------  ------------        -------
    Units outstanding at end of period..........   4,690,562     4,860,700    1,705,897     1,833,527             --
                                                 ===========  ============  ===========  ============        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 NEUBERGER & BERMAN
                                                 ADVISORS MANAGEMENT       OPPENHEIMER               OPPENHEIMER
                                                        TRUST         VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                     SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                                 ------------------  -----------------------  ------------------------
                                                                           OPPENHEIMER               OPPENHEIMER
                                                    AMT PARTNERS             BALANCED           CAPITAL APPRECIATION
                                                 ------------------  -----------------------  ------------------------
                                                   2009      2008       2009         2008         2009         2008
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    196  $   (830) $  (27,080) $    76,695  $   (46,970) $  (100,080)
Net realized gains (losses).....................   (7,630)    9,629    (469,325)    (124,290)    (388,055)      53,558
Change in unrealized gains (losses).............   20,935   (48,884)    815,817   (1,827,635)   2,039,475   (4,400,287)
                                                 --------  --------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   13,501   (40,085)    319,412   (1,875,230)   1,604,450   (4,446,809)
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       3,660        3,410       47,067       80,621
Benefit payments................................       --   (11,504)    (19,383)    (391,730)     (46,643)     (67,681)
Payments on termination.........................   (6,151)  (36,793)   (415,892)  (1,474,805)  (1,065,354)  (1,926,890)
Contract maintenance charge.....................      (32)      (40)     (1,122)      (1,480)      (5,127)      (6,175)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (7,293)     (584)    332,110     (333,982)    (241,433)    (284,267)
                                                 --------  --------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (13,476)  (48,921)   (100,627)  (2,198,587)  (1,311,490)  (2,204,392)
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................       25   (89,006)    218,785   (4,073,817)     292,960   (6,651,201)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   31,181   120,187   1,884,328    5,958,145    4,514,952   11,166,153
                                                 --------  --------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 31,206  $ 31,181  $2,103,113  $ 1,884,328  $ 4,807,912  $ 4,514,952
                                                 ========  ========  ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    4,016     7,253     237,179      418,260      693,028      919,161
       Units issued.............................      758         6      56,087       30,330       58,210      106,838
       Units redeemed...........................   (2,158)   (3,243)    (78,457)    (211,411)    (234,497)    (332,971)
                                                 --------  --------  ----------  -----------  -----------  -----------
    Units outstanding at end of period..........    2,616     4,016     214,809      237,179      516,741      693,028
                                                 ========  ========  ==========  ===========  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 OPPENHEIMER               OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  ------------------------  ----------------------
                                                 OPPENHEIMER               OPPENHEIMER              OPPENHEIMER
                                                  CORE BOND             GLOBAL SECURITIES           HIGH INCOME
                                           -----------------------  ------------------------  ----------------------
                                              2009         2008         2009         2008        2009        2008
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (20,664) $   119,148  $    46,496  $    25,966  $  (4,839) $    81,414
Net realized gains (losses)...............   (377,005)    (194,775)    (497,387)     744,334   (251,926)    (171,392)
Change in unrealized gains (losses).......    501,628   (1,265,389)   1,753,670   (4,733,021)   336,305   (1,090,604)
                                           ----------  -----------  -----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 operations...............................    103,959   (1,341,016)   1,302,779   (3,962,721)    79,540   (1,180,582)
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      6,675       26,912       36,730       88,254      4,204        6,946
Benefit payments..........................    (21,777)     (61,978)     (51,405)    (128,196)    (8,366)     (13,901)
Payments on termination...................   (355,547)    (719,545)  (1,076,511)  (2,031,231)   (52,165)    (241,958)
Contract maintenance charge...............     (1,335)      (1,757)      (4,276)      (5,257)      (326)        (713)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     56,393       39,273     (612,392)    (635,996)    46,147       13,987
                                           ----------  -----------  -----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (315,591)    (717,095)  (1,707,854)  (2,712,426)   (10,506)    (235,639)
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (211,632)  (2,058,111)    (405,075)  (6,675,147)    69,034   (1,416,221)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,849,449    3,907,560    4,878,178   11,553,325    327,016    1,743,237
                                           ----------  -----------  -----------  -----------  ---------  -----------
NET ASSETS AT END OF PERIOD............... $1,637,817  $ 1,849,449  $ 4,473,103  $ 4,878,178  $ 396,050  $   327,016
                                           ==========  ===========  ===========  ===========  =========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    215,279      273,549      414,850      578,476    118,768      133,070
       Units issued.......................     33,201       56,899       26,490       46,622     32,896       44,297
       Units redeemed.....................    (72,221)    (115,169)    (170,776)    (210,248)   (35,445)     (58,599)
                                           ----------  -----------  -----------  -----------  ---------  -----------
    Units outstanding at end of period....    176,259      215,279      270,564      414,850    116,219      118,768
                                           ==========  ===========  ===========  ===========  =========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  -----------------------  ----------------------
                                                                          OPPENHEIMER
                                                 OPPENHEIMER              MAIN STREET              OPPENHEIMER
                                                 MAIN STREET               SMALL CAP               MIDCAP FUND
                                           -----------------------  -----------------------  ----------------------
                                              2009         2008        2009         2008        2009        2008
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   12,783  $     9,438  $   (5,848) $   (21,847) $  (9,937) $   (18,481)
Net realized gains (losses)...............   (244,508)     324,473     (67,529)     311,076   (101,515)     (28,007)
Change in unrealized gains (losses).......    774,954   (2,330,029)    597,880   (1,569,204)   294,690     (687,041)
                                           ----------  -----------  ----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 operations...............................    543,229   (1,996,118)    524,503   (1,279,975)   183,238     (733,529)
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      3,896        3,840      14,525       31,521         60        2,583
Benefit payments..........................    (54,526)    (108,198)    (19,004)        (496)    (6,547)      (6,703)
Payments on termination...................   (561,976)  (1,160,123)   (375,005)    (752,298)  (104,459)    (445,374)
Contract maintenance charge...............     (1,702)      (2,286)     (2,562)      (3,002)      (479)        (583)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (9,717)    (424,399)     (7,827)    (224,025)    24,902     (105,787)
                                           ----------  -----------  ----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (624,025)  (1,691,166)   (389,873)    (948,300)   (86,523)    (555,864)
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (80,796)  (3,687,284)    134,630   (2,228,275)    96,715   (1,289,393)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,498,510    6,185,794   1,741,488    3,969,763    641,388    1,930,781
                                           ----------  -----------  ----------  -----------  ---------  -----------
NET ASSETS AT END OF PERIOD............... $2,417,714  $ 2,498,510  $1,876,118  $ 1,741,488  $ 738,103  $   641,388
                                           ==========  ===========  ==========  ===========  =========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    361,952      541,717     134,741      188,550    136,006      207,623
       Units issued.......................     46,532       19,727      17,236       24,288     35,892        6,150
       Units redeemed.....................   (129,818)    (199,492)    (44,561)     (78,097)   (42,379)     (77,767)
                                           ----------  -----------  ----------  -----------  ---------  -----------
    Units outstanding at end of period....    278,666      361,952     107,416      134,741    129,519      136,006
                                           ==========  ===========  ==========  ===========  =========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          OPPENHEIMER                OPPENHEIMER
                                                OPPENHEIMER          VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           VARIABLE ACCOUNT FUNDS   (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          -----------------------  -------------------------  -------------------------
                                                                                                     OPPENHEIMER
                                                OPPENHEIMER               OPPENHEIMER                  CAPITAL
                                               STRATEGIC BOND            BALANCED (SS)            APPRECIATION (SS)
                                          -----------------------  -------------------------  -------------------------
                                             2009         2008         2009         2008          2009         2008
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (31,734) $   240,237  $  (271,560) $    329,218  $  (645,765) $   (986,559)
Net realized gains (losses)..............   (112,348)     179,644   (2,578,623)     (179,572)  (2,180,138)       16,725
Change in unrealized gains (losses)......    645,807   (1,239,638)   5,895,761   (15,311,712)  17,056,722   (33,884,527)
                                          ----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    501,725     (819,757)   3,045,578   (15,162,066)  14,230,819   (34,854,361)
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      6,651        4,970       17,580       118,581       44,317       591,699
Benefit payments.........................    (47,594)    (240,111)    (350,057)     (619,744)    (682,724)     (849,868)
Payments on termination..................   (820,065)  (1,138,253)  (1,600,367)   (3,570,830)  (3,537,287)   (6,798,604)
Contract maintenance charge..............     (1,145)      (1,390)     (81,437)     (113,918)    (204,115)     (229,546)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (27,128)    (431,945)    (402,819)   (2,887,717)  (2,635,293)     (436,275)
                                          ----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (889,281)  (1,806,729)  (2,417,100)   (7,073,628)  (7,015,102)   (7,722,594)
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (387,556)  (2,626,486)     628,478   (22,235,694)   7,215,717   (42,576,955)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,811,940    6,438,426   17,361,936    39,597,630   38,312,734    80,889,689
                                          ----------  -----------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF PERIOD.............. $3,424,384  $ 3,811,940  $17,990,414  $ 17,361,936  $45,528,451  $ 38,312,734
                                          ==========  ===========  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    283,854      405,319    1,944,095     2,462,392    4,530,192     5,117,365
       Units issued......................     57,313       83,988      200,919       352,906      325,590     1,013,581
       Units redeemed....................   (124,400)    (205,453)    (461,438)     (871,203)  (1,061,242)   (1,600,754)
                                          ----------  -----------  -----------  ------------  -----------  ------------
    Units outstanding at end of period...    216,767      283,854    1,683,576     1,944,095    3,794,540     4,530,192
                                          ==========  ===========  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                                            OPPENHEIMER
                                                 OPPENHEIMER                   GLOBAL                  OPPENHEIMER
                                                CORE BOND (SS)            SECURITIES (SS)            HIGH INCOME (SS)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (509,986) $  1,495,917  $    85,359  $    (80,230) $  (220,666) $  1,576,831
Net realized gains (losses)..............  (3,093,346)   (1,679,428)  (1,400,668)    1,642,186   (3,570,261)   (2,635,460)
Change in unrealized gains (losses)......   6,089,497   (20,831,196)   7,992,226   (18,182,167)   6,936,998   (25,237,720)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   2,486,165   (21,014,707)   6,676,917   (16,620,211)   3,146,071   (26,296,349)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      54,612       446,025       62,307       269,102       11,254       144,635
Benefit payments.........................  (1,053,803)   (1,526,082)    (623,960)     (658,112)    (148,016)     (474,767)
Payments on termination..................  (2,550,494)   (4,435,917)  (1,739,732)   (3,397,380)    (938,866)   (3,958,558)
Contract maintenance charge..............    (178,014)     (207,896)     (74,836)      (91,094)     (80,961)     (110,697)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   4,664,287     3,324,258   (1,275,519)   (3,367,129)   1,321,866     6,122,926
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................     936,588    (2,399,612)  (3,651,740)   (7,244,613)     165,277     1,723,539
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   3,422,753   (23,414,319)   3,025,177   (23,864,824)   3,311,348   (24,572,810)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  32,808,694    56,223,013   20,791,071    44,655,895   12,540,669    37,113,479
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $36,231,447  $ 32,808,694  $23,816,248  $ 20,791,071  $15,852,017  $ 12,540,669
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   5,071,333     5,213,991    1,565,108     1,975,479    4,040,732     2,525,760
       Units issued......................   1,443,942     2,181,709      139,886       263,963      911,602     2,950,987
       Units redeemed....................  (1,297,909)   (2,324,367)    (397,928)     (674,334)    (830,145)   (1,436,015)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   5,217,366     5,071,333    1,307,066     1,565,108    4,122,189     4,040,732
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                                            OPPENHEIMER
                                                 OPPENHEIMER                MAIN STREET                OPPENHEIMER
                                               MAIN STREET (SS)            SMALL CAP (SS)            MIDCAP FUND (SS)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    27,634  $   (280,308) $  (243,602) $   (489,715) $  (145,670) $   (247,627)
Net realized gains (losses)..............  (3,511,339)    4,945,288   (1,772,664)    1,741,274     (821,277)       55,295
Change in unrealized gains (losses)......  17,965,754   (46,211,775)   9,851,227   (18,019,807)   3,351,145    (9,048,990)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................  14,482,049   (41,546,795)   7,834,961   (16,768,248)   2,384,198    (9,241,322)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     125,031       520,210       42,340       258,708       10,652        80,166
Benefit payments.........................  (1,109,924)   (1,626,874)    (368,515)     (668,470)    (140,785)     (159,668)
Payments on termination..................  (5,110,609)   (9,093,240)  (2,159,902)   (3,904,682)    (677,134)   (2,085,211)
Contract maintenance charge..............    (309,961)     (352,916)    (139,056)     (156,929)     (52,563)      (64,766)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,121,864)      131,626   (1,271,930)   (2,447,865)    (275,115)     (815,735)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,527,327)  (10,421,194)  (3,897,063)   (6,919,238)  (1,134,945)   (3,045,214)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   5,954,722   (51,967,989)   3,937,898   (23,687,486)   1,249,253   (12,286,536)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  61,293,717   113,261,706   24,922,020    48,609,506    8,817,371    21,103,907
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $67,248,439  $ 61,293,717  $28,859,918  $ 24,922,020  $10,066,624  $  8,817,371
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   6,194,591     6,913,064    2,003,980     2,385,682    1,041,351     1,245,807
       Units issued......................     567,532     1,026,963      235,275       338,004       85,241       168,525
       Units redeemed....................  (1,366,093)   (1,745,436)    (516,031)     (719,706)    (212,959)     (372,981)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   5,396,030     6,194,591    1,723,224     2,003,980      913,633     1,041,351
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          OPPENHEIMER              PIMCO               PIMCO
                                                     VARIABLE ACCOUNT FUNDS   VARIABLE INSURANCE VARIABLE INSURANCE
                                                    (SERVICE SHARES ("SS"))        TRUST               TRUST
                                                          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                   -------------------------  -----------------  ----------------
                                                                                FOREIGN BOND
                                                          OPPENHEIMER           (US DOLLAR-
                                                      STRATEGIC BOND (SS)         HEDGED)          MONEY MARKET
                                                   -------------------------  -----------------  ----------------
                                                       2009         2008       2009      2008      2009      2008
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $(1,248,040) $  4,315,134  $   35   $    46   $  (334)  $   182
Net realized gains (losses).......................  (1,148,406)      940,365     216      (122)       --        --
Change in unrealized gains (losses)...............  16,633,969   (25,350,997)    (12)      (96)       --        --
                                                   -----------  ------------  ------   -------   -------   -------
Increase (decrease) in net assets from operations.  14,237,523   (20,095,498)    239      (172)     (334)      182
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     137,331       904,080      --        --        --        --
Benefit payments..................................  (2,012,004)   (2,715,846)     --        --        --        --
Payments on termination...........................  (7,537,050)  (15,406,862)     --        --    (4,555)   (2,111)
Contract maintenance charge.......................    (418,122)     (478,725)     (9)      (10)      (57)      (60)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   1,116,805    (6,081,339)    211    (1,428)    5,736      (417)
                                                   -----------  ------------  ------   -------   -------   -------
Increase (decrease) in net assets from contract
 transactions.....................................  (8,713,040)  (23,778,692)    202    (1,438)    1,124    (2,588)
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS.................   5,524,483   (43,874,190)    441    (1,610)      790    (2,406)
NET ASSETS AT BEGINNING OF PERIOD.................  93,917,702   137,791,892   1,711     3,321    23,044    25,450
                                                   -----------  ------------  ------   -------   -------   -------
NET ASSETS AT END OF PERIOD....................... $99,442,185  $ 93,917,702  $2,152   $ 1,711   $23,834   $23,044
                                                   ===========  ============  ======   =======   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......   7,484,091     9,241,577     149       278     2,152     2,394
       Units issued...............................     947,971     1,585,339      16        --       538       138
       Units redeemed.............................  (1,634,179)   (3,342,824)     (1)     (129)     (432)     (380)
                                                   -----------  ------------  ------   -------   -------   -------
    Units outstanding at end of period............   6,797,883     7,484,091     164       149     2,258     2,152
                                                   ===========  ============  ======   =======   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 PIMCO                       PIMCO                   PIMCO
                                           VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST
                                              SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                           -----------------------  -----------------------  -----------------------
                                                                                                   PIMCO VIT
                                                                                                    EMERGING
                                              PIMCO TOTAL             PIMCO VIT COMMODITY         MARKETS BOND
                                                 RETURN               REALRETURN STRATEGY       (ADVISOR SHARES)
                                           -----------------------  -----------------------  -----------------------
                                             2009        2008          2009         2008        2009         2008
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    41     $    196     $  130,753  $    92,565  $   47,691   $  47,256
Net realized gains (losses)...............      61          441        127,797      (19,356)    (30,660)      5,773
Change in unrealized gains (losses).......      46         (232)       727,691   (1,914,727)    255,294    (231,932)
                                            -------     --------    ----------  -----------  ----------   ---------
Increase (decrease) in net assets from
 operations...............................     148          405        986,241   (1,841,518)    272,325    (178,903)
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --           --          3,200       12,387         274      40,387
Benefit payments..........................      --           --        (20,533)     (55,718)    (81,588)     (8,791)
Payments on termination...................  (2,469)     (12,051)      (130,362)    (346,210)    (66,621)   (138,509)
Contract maintenance charge...............      (6)         (26)       (20,642)     (21,923)     (7,180)     (5,163)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     158         (371)     1,118,662    1,669,178     510,215     391,181
                                            -------     --------    ----------  -----------  ----------   ---------
Increase (decrease) in net assets from
 contract transactions....................  (2,317)     (12,448)       950,325    1,257,714     355,100     279,105
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,169)     (12,043)     1,936,566     (583,804)    627,425     100,202
NET ASSETS AT BEGINNING OF
 PERIOD...................................   3,319       15,362      2,015,059    2,598,863     840,243     740,041
                                            -------     --------    ----------  -----------  ----------   ---------
NET ASSETS AT END OF PERIOD............... $ 1,150     $  3,319     $3,951,625  $ 2,015,059  $1,467,668   $ 840,243
                                            =======     ========    ==========  ===========  ==========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     254        1,213        317,764      226,126      89,915      66,443
       Units issued.......................      11           --        199,905      234,587      64,783      58,565
       Units redeemed.....................    (187)        (959)       (70,483)    (142,949)    (32,222)    (35,093)
                                            -------     --------    ----------  -----------  ----------   ---------
    Units outstanding at end of period....      78          254        447,186      317,764     122,476      89,915
                                            =======     ========    ==========  ===========  ==========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     PIMCO                     PIMCO
                                           VARIABLE INSURANCE TRUST  VARIABLE INSURANCE TRUST     PREMIER VIT
                                                  SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------------  ------------------------  --------------------
                                                PIMCO VIT REAL            PIMCO VIT TOTAL            NACM
                                                    RETURN                    RETURN               SMALL CAP
                                               (ADVISOR SHARES)          (ADVISOR SHARES)      PORTFOLIO CLASS I (N)
                                           ------------------------  ------------------------  --------------------
                                               2009         2008         2009         2008       2009       2008
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   107,723  $   192,550  $   969,225  $   699,241  $    (7)   $   (27)
Net realized gains (losses)...............     264,449       60,290    1,214,814      728,364   (1,317)       409
Change in unrealized gains (losses).......     905,157   (1,251,975)     965,028     (815,432)   1,284     (1,308)
                                           -----------  -----------  -----------  -----------   -------    -------
Increase (decrease) in net assets from
 operations...............................   1,277,329     (999,135)   3,149,067      612,173      (40)      (926)
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          --       30,174        7,714       48,678       --         --
Benefit payments..........................    (184,642)    (163,367)    (551,249)    (352,413)      --         --
Payments on termination...................  (1,372,176)  (5,479,268)  (3,305,141)  (6,682,491)  (1,207)        --
Contract maintenance charge...............     (47,595)     (41,826)    (155,557)    (109,371)      (3)        (6)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   1,883,586    4,995,310   11,154,987    5,733,419       --         --
                                           -----------  -----------  -----------  -----------   -------    -------
Increase (decrease) in net assets from
 contract transactions....................     279,173     (658,977)   7,150,754   (1,362,178)  (1,210)        (6)
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,556,502   (1,658,112)  10,299,821     (750,005)  (1,250)      (932)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   8,164,408    9,822,520   23,111,609   23,861,614    1,250      2,182
                                           -----------  -----------  -----------  -----------   -------    -------
NET ASSETS AT END OF PERIOD............... $ 9,720,910  $ 8,164,408  $33,411,430  $23,111,609  $    --    $ 1,250
                                           ===========  ===========  ===========  ===========   =======    =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     813,514      895,035    2,039,224    2,169,170      120        121
       Units issued.......................     343,530      762,064    1,361,782    1,275,094       --         --
       Units redeemed.....................    (325,172)    (843,585)    (771,733)  (1,405,040)    (120)        (1)
                                           -----------  -----------  -----------  -----------   -------    -------
    Units outstanding at end of period....     831,872      813,514    2,629,273    2,039,224       --        120
                                           ===========  ===========  ===========  ===========   =======    =======

--------
(n)Previously known as Premier VIT NACM Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              PREMIER VIT      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                              SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------  ------------------------  ------------------------
                                                                    VT AMERICAN               VT CAPITAL
                                            OPCAP BALANCED       GOVERNMENT INCOME           APPRECIATION
                                           ----------------  ------------------------  ------------------------
                                           2009 (M)   2008       2009         2008     2009 (O)(P)      2008
                                           -------- -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   243  $    70  $ 1,194,503  $ 1,504,636  $    86,899  $   (96,909)
Net realized gains (losses)...............  (4,373)     702      341,120     (285,299)  (5,158,463)     480,320
Change in unrealized gains (losses).......   3,911   (3,817)   6,036,751   (1,817,286)   4,619,172   (5,090,637)
                                           -------  -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (219)  (3,045)   7,572,374     (597,949)    (452,392)  (4,707,226)
                                           -------  -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --       --       66,856      306,811          542       22,058
Benefit payments..........................      --       --   (1,122,282)  (1,537,749)     (23,136)    (279,237)
Payments on termination...................    (412)    (505)  (5,609,613)  (9,202,580)     (67,703)  (1,714,929)
Contract maintenance charge...............      (6)     (18)    (108,907)     (96,995)      (3,559)     (27,089)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (5,362)      25    1,016,814    4,798,237   (5,952,301)      87,368
                                           -------  -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (5,780)    (498)  (5,757,132)  (5,732,276)  (6,046,157)  (1,911,829)
                                           -------  -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (5,999)  (3,543)   1,815,242   (6,330,225)  (6,498,549)  (6,619,055)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   5,999    9,542   41,620,916   47,951,141    6,498,549   13,117,604
                                           -------  -------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $    --  $ 5,999  $43,436,158  $41,620,916  $        --  $ 6,498,549
                                           =======  =======  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     789      850    3,186,249    3,631,106    1,198,678    1,468,254
       Units issued.......................      --       69      751,302    1,103,162        2,731      153,428
       Units redeemed.....................    (789)    (130)  (1,133,063)  (1,548,019)  (1,201,409)    (423,004)
                                           -------  -------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....      --      789    2,804,488    3,186,249           --    1,198,678
                                           =======  =======  ===========  ===========  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  ------------------------  -------------------------
                                                 VT CAPITAL              VT DISCOVERY              VT DIVERSIFIED
                                               OPPORTUNITIES                GROWTH                     INCOME
                                          -----------------------  ------------------------  -------------------------
                                             2009         2008     2009 (P)(Q)      2008         2009         2008
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (28,238) $   (42,545) $   (10,835) $  (165,428) $ 2,301,132  $  2,854,734
Net realized gains (losses)..............   (312,525)    (384,420)  (3,743,200)   1,397,723   (2,370,454)   (3,433,592)
Change in unrealized gains (losses)......  1,677,276   (1,566,138)   3,600,148   (7,591,844)  17,162,129   (17,648,095)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................  1,336,513   (1,993,103)    (153,887)  (6,359,549)  17,092,807   (18,226,953)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      4,790        5,944        2,091       51,478       77,195        88,432
Benefit payments.........................    (99,511)     (18,743)     (17,944)    (122,965)  (1,249,646)   (2,279,369)
Payments on termination..................   (263,091)    (845,619)     (46,974)  (1,632,798)  (4,994,176)  (13,110,164)
Contract maintenance charge..............    (14,153)     (14,379)      (4,621)     (40,129)    (105,591)     (109,923)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    385,160     (412,488)  (7,161,906)    (571,411)     (92,223)   (2,429,560)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................     13,195   (1,285,285)  (7,229,354)  (2,315,825)  (6,364,441)  (17,840,584)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  1,349,708   (3,278,388)  (7,383,241)  (8,675,374)  10,728,366   (36,067,537)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,065,443    6,343,831    7,383,241   16,058,615   35,080,415    71,147,952
                                          ----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $4,415,151  $ 3,065,443  $        --  $ 7,383,241  $45,808,781  $ 35,080,415
                                          ==========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    288,971      382,446    2,154,236    2,620,175    3,544,700     4,904,049
       Units issued......................     73,792       55,964        3,212      192,575      470,515       564,167
       Units redeemed....................    (72,662)    (149,439)  (2,157,448)    (658,514)    (991,888)   (1,923,516)
                                          ----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    290,101      288,971           --    2,154,236    3,023,327     3,544,700
                                          ==========  ===========  ===========  ===========  ===========  ============

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  -------------------------
                                                                             VT THE GEORGE
                                                   VT EQUITY                  PUTNAM FUND              VT GLOBAL ASSET
                                                    INCOME                     OF BOSTON                  ALLOCATION
                                          --------------------------  --------------------------  -------------------------
                                            2009 (R )       2008          2009          2008          2009         2008
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (190,121) $    179,377  $  2,424,498  $  4,445,807  $ 1,242,425  $    937,451
Net realized gains (losses)..............      234,695       561,709    (9,204,960)    2,508,580   (1,512,825)     (319,187)
Change in unrealized gains (losses)......   26,826,357   (11,495,845)   23,141,018   (67,603,096)   8,448,755   (15,765,375)
                                          ------------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   26,870,931   (10,754,759)   16,360,556   (60,648,709)   8,178,355   (15,147,111)
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      129,160        36,499       128,897       599,250       36,961       221,958
Benefit payments.........................   (1,778,012)     (586,670)   (1,676,705)   (2,921,650)    (406,816)     (517,478)
Payments on termination..................   (7,267,413)   (6,163,850)   (6,340,302)  (24,821,965)  (2,955,678)   (6,688,813)
Contract maintenance charge..............     (370,478)      (71,042)     (276,100)     (335,038)    (119,678)     (127,130)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   64,860,029     3,185,288    (2,592,437)  (11,834,571)   1,319,893      (516,927)
                                          ------------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   55,573,286    (3,599,775)  (10,756,647)  (39,313,974)  (2,125,318)   (7,628,390)
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   82,444,217   (14,354,534)    5,603,909   (99,962,683)   6,053,037   (22,775,502)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   20,816,335    35,170,869    76,072,023   176,034,706   26,809,661    49,585,162
                                          ------------  ------------  ------------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $103,260,552  $ 20,816,335  $ 81,675,932  $ 76,072,023  $32,862,698  $ 26,809,661
                                          ============  ============  ============  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,857,214     2,131,569     9,817,443    13,314,550    3,028,227     3,663,921
       Units issued......................   15,528,137       533,008       505,002       880,194      477,224       704,806
       Units redeemed....................   (9,394,177)     (807,363)   (1,826,397)   (4,377,301)    (717,943)   (1,340,500)
                                          ------------  ------------  ------------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................    7,991,174     1,857,214     8,496,048     9,817,443    2,787,508     3,028,227
                                          ============  ============  ============  ============  ===========  ============

--------
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                  VT GLOBAL                  VT GLOBAL                  VT GLOBAL
                                                    EQUITY                HEALTH CARE (S)             UTILITIES (T)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (308,052) $    460,918  $  (470,200) $   (605,693) $   589,538  $    326,944
Net realized gains (losses)..............  (2,986,389)   (4,139,269)   3,220,444     1,019,134      603,026     2,095,659
Change in unrealized gains (losses)......   8,971,464   (18,252,419)   4,460,926    (8,474,211)    (223,334)  (15,970,280)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   5,677,023   (21,930,770)   7,211,170    (8,060,770)     969,230   (13,547,677)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      26,501        48,835      230,675       147,655      100,655        93,905
Benefit payments.........................    (335,752)   (1,052,789)    (591,459)     (611,672)    (501,833)   (1,191,976)
Payments on termination..................  (1,542,293)   (7,394,089)  (2,651,179)   (6,865,463)  (2,040,282)   (7,238,709)
Contract maintenance charge..............     (91,714)     (106,356)    (144,419)     (141,405)     (70,131)      (87,785)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,222,071)     (883,505)  (1,295,384)   (2,856,415)  (1,154,274)   (1,450,914)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,165,329)   (9,387,904)  (4,451,766)  (10,327,300)  (3,665,865)   (9,875,479)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,511,694   (31,318,674)   2,759,404   (18,388,070)  (2,696,635)  (23,423,156)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  22,592,805    53,911,479   33,195,230    51,583,300   25,182,271    48,605,427
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $25,104,499  $ 22,592,805  $35,954,634  $ 33,195,230  $22,485,636  $ 25,182,271
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,024,138     5,115,566    3,362,364     4,274,307    2,221,327     2,932,020
       Units issued......................     197,308       350,752      322,301       314,105      250,943       392,549
       Units redeemed....................    (727,866)   (1,442,180)    (752,225)   (1,226,048)    (606,782)   (1,103,242)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   3,493,580     4,024,138    2,932,440     3,362,364    1,865,488     2,221,327
                                          ===========  ============  ===========  ============  ===========  ============

--------
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                          ---------------------------  ------------------------  -------------------------
                                                 VT GROWTH AND                 VT GROWTH                  VT HIGH
                                                     INCOME                  OPPORTUNITIES                 YIELD
                                          ---------------------------  ------------------------  -------------------------
                                              2009           2008          2009         2008         2009         2008
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  2,420,576  $   2,469,102  $   (63,958) $  (188,208) $ 4,654,755  $  5,646,355
Net realized gains (losses)..............  (26,895,996)     7,003,699     (754,686)  (1,335,206)  (3,570,041)   (4,057,758)
Change in unrealized gains (losses)......   69,566,817   (147,922,862)   4,125,145   (4,604,291)  19,461,222   (20,025,902)
                                          ------------  -------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   45,091,397   (138,450,061)   3,306,501   (6,127,705)  20,545,936   (18,437,305)
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      399,301        578,938       18,515       14,116      163,886       141,295
Benefit payments.........................   (4,975,661)    (7,538,709)     (49,523)    (386,781)  (1,205,669)   (1,475,166)
Payments on termination..................  (15,554,718)   (56,215,165)    (634,515)  (2,106,177)  (5,169,121)  (11,945,961)
Contract maintenance charge..............     (604,615)      (696,967)     (42,224)     (40,883)    (204,190)     (210,065)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,967,941)   (24,597,348)     297,914     (439,481)    (509,645)   (6,033,530)
                                          ------------  -------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (27,703,634)   (88,469,251)    (409,833)  (2,959,206)  (6,924,739)  (19,523,427)
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   17,387,763   (226,919,312)   2,896,668   (9,086,911)  13,621,197   (37,960,732)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  183,218,770    410,138,082    8,853,194   17,940,105   46,171,737    84,132,469
                                          ------------  -------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $200,606,533  $ 183,218,770  $11,749,862  $ 8,853,194  $59,792,934  $ 46,171,737
                                          ============  =============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   25,666,932     34,906,987    2,985,105    3,714,696    4,230,215     5,637,130
       Units issued......................    1,275,024      1,196,485      370,142      222,391      715,121       517,494
       Units redeemed....................   (5,037,163)   (10,436,540)    (499,577)    (951,982)  (1,242,377)   (1,924,409)
                                          ------------  -------------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   21,904,793     25,666,932    2,855,670    2,985,105    3,702,959     4,230,215
                                          ============  =============  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  ---------------------------  -------------------------
                                                                                                             VT
                                                                                 VT                    INTERNATIONAL
                                                                           INTERNATIONAL                 GROWTH AND
                                                 VT INCOME                     EQUITY                      INCOME
                                        --------------------------  ---------------------------  -------------------------
                                            2009          2008          2009           2008          2009         2008
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  5,499,363  $  9,804,175  $ (2,065,308) $   1,548,660  $  (344,638) $    267,342
Net realized gains (losses)............   (5,624,894)   (5,682,362)  (17,035,142)    30,656,640   (3,831,100)    6,916,142
Change in unrealized gains
 (losses)..............................   45,504,357   (45,213,517)   47,135,096   (156,905,622)   9,678,938   (33,659,268)
                                        ------------  ------------  ------------  -------------  -----------  ------------
Increase (decrease) in net assets from
 operations............................   45,378,826   (41,091,704)   28,034,646   (124,700,322)   5,503,200   (26,475,784)
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      149,198       502,259       202,024        832,065       94,286        90,190
Benefit payments.......................   (3,090,112)   (4,457,175)   (2,493,311)    (4,480,221)    (412,195)     (785,172)
Payments on termination................  (13,413,258)  (28,011,475)   (9,308,243)   (34,556,848)  (2,032,522)   (9,067,553)
Contract maintenance charge............     (468,620)     (506,314)     (503,105)      (606,687)     (98,854)     (124,145)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (3,854,729)  (14,395,185)   (6,121,686)   (11,283,010)  (1,036,516)   (3,120,413)
                                        ------------  ------------  ------------  -------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (20,677,521)  (46,867,890)  (18,224,321)   (50,094,701)  (3,485,801)  (13,007,093)
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   24,701,305   (87,959,594)    9,810,325   (174,795,023)   2,017,399   (39,482,877)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  112,751,216   200,710,810   139,838,903    314,633,926   26,204,690    65,687,567
                                        ------------  ------------  ------------  -------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD................................ $137,452,521  $112,751,216  $149,649,228  $ 139,838,903  $28,222,089  $ 26,204,690
                                        ============  ============  ============  =============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   12,142,900    16,149,283    15,306,614     19,162,030    2,828,593     3,773,162
       Units issued....................    1,588,901     1,781,726     1,215,515      1,661,234      265,190       305,941
       Units redeemed..................   (3,483,786)   (5,788,109)   (3,191,603)    (5,516,650)    (642,551)   (1,250,510)
                                        ------------  ------------  ------------  -------------  -----------  ------------
    Units outstanding at end of
     period............................   10,248,015    12,142,900    13,330,526     15,306,614    2,451,232     2,828,593
                                        ============  ============  ============  =============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  ------------------------
                                                      VT
                                                INTERNATIONAL
                                                     NEW                                               VT MID CAP
                                                OPPORTUNITIES               VT INVESTORS                  VALUE
                                          -------------------------  -------------------------  ------------------------
                                              2009         2008        2009 (O)       2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    14,133  $     57,539  $  (135,089) $   (997,151) $   (74,277) $  (112,016)
Net realized gains (losses)..............    (519,126)      969,748   (5,913,033)   (8,059,324)  (1,615,013)   1,552,847
Change in unrealized gains (losses)......   6,546,075   (16,167,524)  23,182,069   (35,326,779)   3,899,838   (7,537,402)
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   6,041,082   (15,140,237)  17,133,947   (44,383,254)   2,210,548   (6,096,571)
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      55,324       152,980      145,085       199,854        6,295       35,848
Benefit payments.........................     (88,264)     (363,232)  (1,175,659)   (2,375,832)     593,126     (285,488)
Payments on termination..................  (1,083,565)   (3,803,137)  (4,760,972)  (18,120,960)  (1,273,262)  (2,533,071)
Contract maintenance charge..............     (93,096)      (99,632)    (257,862)     (268,886)     (28,978)     (35,362)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (588,682)   (1,919,618)   2,282,812    (6,209,535)    (602,986)    (519,260)
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,798,283)   (6,032,639)  (3,766,596)  (26,775,359)  (1,305,805)  (3,337,333)
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,242,799   (21,172,876)  13,367,351   (71,158,613)     904,743   (9,433,904)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,318,875    39,491,751   57,782,366   128,940,979    7,112,828   16,546,732
                                          -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $22,561,674  $ 18,318,875  $71,149,717  $ 57,782,366  $ 8,017,571  $ 7,112,828
                                          ===========  ============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,503,412     3,052,613   10,758,957    14,392,675      686,279      899,790
       Units issued......................     158,385       312,951    2,433,958       720,645      149,905      185,942
       Units redeemed....................    (398,647)     (862,152)  (2,832,262)   (4,354,363)    (272,152)    (399,453)
                                          -----------  ------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   2,263,150     2,503,412   10,360,653    10,758,957      564,032      686,279
                                          ===========  ============  ===========  ============  ===========  ===========

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  -------------------------  --------------------------
                                                 VT MONEY                     VT NEW
                                                  MARKET                  OPPORTUNITIES               VT NEW VALUE
                                        --------------------------  -------------------------  --------------------------
                                            2009          2008        2009 (Q)       2008      2009 (P)(R )      2008
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $ (1,868,665) $  1,689,351  $  (521,946) $   (939,161) $  1,858,739  $    494,415
Net realized gains (losses)............           --            --   (6,606,420)   (8,442,020)  (82,689,825)   15,989,563
Change in unrealized gains
 (losses)..............................           --            --   21,314,340   (22,247,489)   76,611,056   (83,898,957)
                                        ------------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................   (1,868,665)    1,689,351   14,185,974   (31,628,670)   (4,220,030)  (67,414,979)
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      366,510     2,447,045      165,423       440,354         9,522       713,210
Benefit payments.......................   (2,826,480)  (10,573,553)    (927,864)   (1,537,239)     (156,923)   (2,256,424)
Payments on termination................  (43,939,183)  (77,078,223)  (3,818,655)  (10,286,626)     (785,299)  (18,861,175)
Contract maintenance charge............     (623,525)     (633,586)    (245,688)     (235,587)      (31,721)     (380,864)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   31,722,543    85,934,212    4,547,796    (4,216,996)  (67,622,054)   (3,986,566)
                                        ------------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (15,300,135)       95,895     (278,988)  (15,836,094)  (68,586,475)  (24,771,819)
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (17,168,800)    1,785,246   13,906,986   (47,464,764)  (72,806,505)  (92,186,798)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  159,604,535   157,819,289   44,020,269    91,485,033    72,806,505   164,993,303
                                        ------------  ------------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $142,435,735  $159,604,535  $57,927,255  $ 44,020,269  $         --  $ 72,806,505
                                        ============  ============  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   14,696,768    14,737,011    8,464,893    10,619,576     8,325,791    10,279,598
       Units issued....................   10,168,754    14,154,913    2,407,637       339,367        42,749     1,228,105
       Units redeemed..................  (11,476,508)  (14,195,156)  (2,253,891)   (2,494,050)   (8,368,540)   (3,181,912)
                                        ------------  ------------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period............................   13,389,014    14,696,768    8,618,639     8,464,893            --     8,325,791
                                        ============  ============  ===========  ============  ============  ============

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  -------------------------  -------------------------
                                                   VT OTC &
                                                   EMERGING                                             VT SMALL CAP
                                                    GROWTH                   VT RESEARCH                   VALUE
                                          --------------------------  -------------------------  -------------------------
                                           2009 (U)(P)      2008          2009         2008          2009         2008
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (19,203) $   (270,717) $   (75,518) $   (177,950) $   122,640  $     24,796
Net realized gains (losses)..............  (16,084,530)   (2,477,730)  (2,243,204)   (1,565,783)  (7,251,296)   14,329,837
Change in unrealized gains (losses)......   15,748,401    (8,369,568)  11,170,771   (21,222,133)  19,944,310   (51,334,649)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................     (355,332)  (11,118,015)   8,852,049   (22,965,866)  12,815,654   (36,980,016)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       11,322        39,431      186,488       277,809       61,750       194,910
Benefit payments.........................       (8,038)     (317,190)    (684,671)   (1,285,107)  (1,023,275)   (1,685,020)
Payments on termination..................     (129,878)   (2,873,578)  (2,497,226)   (8,488,371)  (3,961,517)  (14,074,989)
Contract maintenance charge..............       (7,684)      (79,566)    (125,492)     (140,041)    (123,364)     (146,649)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (11,504,843)     (651,755)  (1,689,001)   (2,564,193)  (2,015,207)   (6,860,214)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (11,639,121)   (3,882,658)  (4,809,902)  (12,199,903)  (7,061,613)  (22,571,962)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (11,994,453)  (15,000,673)   4,042,147   (35,165,769)   5,754,041   (59,551,978)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   11,994,453    26,995,126   31,642,071    66,807,840   49,461,588   109,013,566
                                          ------------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $         --  $ 11,994,453  $35,684,218  $ 31,642,071  $55,215,629  $ 49,461,588
                                          ============  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,304,416     5,171,588    5,038,351     6,451,601    4,400,592     5,748,770
       Units issued......................       40,438       337,890      304,833       267,504      395,143       303,802
       Units redeemed....................   (4,344,854)   (1,205,062)  (1,014,519)   (1,680,754)    (975,125)   (1,651,980)
                                          ------------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................           --     4,304,416    4,328,665     5,038,351    3,820,610     4,400,592
                                          ============  ============  ===========  ============  ===========  ============

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     RIDGEWORTH VARIABLE TRUST
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  ---------------------------  ------------------------
                                                                                                    RIDGEWORTH LARGE CAP
                                                   VT VISTA                   VT VOYAGER                 CORE EQUITY
                                          -------------------------  ---------------------------  ------------------------
                                            2009 (U)       2008          2009           2008        2009 (M)       2008
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (561,785) $   (676,852) $   (834,048) $  (2,571,289) $     4,733  $   (14,344)
Net realized gains (losses)..............  (2,755,515)   (2,564,395)  (12,527,604)   (21,618,630)  (1,057,592)     172,687
Change in unrealized gains (losses)......  16,842,787   (23,245,175)   77,780,458    (55,684,831)     954,967   (1,340,082)
                                          -----------  ------------  ------------  -------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  13,525,487   (26,486,422)   64,418,806    (79,874,750)     (97,892)  (1,181,739)
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      71,339       148,843       309,102      1,057,491           --        3,954
Benefit payments.........................    (761,648)   (1,222,694)   (2,573,146)    (3,866,547)     (11,689)     (36,851)
Payments on termination..................  (2,582,139)   (8,520,670)  (10,306,977)   (29,536,252)    (108,699)    (669,377)
Contract maintenance charge..............    (196,512)     (154,217)     (554,148)      (558,766)        (962)      (3,959)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   9,403,944    (4,710,809)   (5,817,188)   (15,911,293)  (1,352,703)    (190,264)
                                          -----------  ------------  ------------  -------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   5,934,984   (14,459,547)  (18,942,357)   (48,815,367)  (1,474,053)    (896,497)
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  19,460,471   (40,945,969)   45,476,449   (128,690,117)  (1,571,945)  (2,078,236)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  27,890,611    68,836,580   115,941,904    244,632,021    1,571,945    3,650,181
                                          -----------  ------------  ------------  -------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $47,351,082  $ 27,890,611  $161,418,353  $ 115,941,904  $        --  $ 1,571,945
                                          ===========  ============  ============  =============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,905,921     6,528,296    19,902,868     26,242,472      186,504      268,856
       Units issued......................   3,050,326       249,491     1,601,328        865,840        1,576       12,375
       Units redeemed....................  (1,696,580)   (1,871,866)   (4,222,425)    (7,205,444)    (188,080)     (94,727)
                                          -----------  ------------  ------------  -------------  -----------  -----------
    Units outstanding at end of
     period..............................   6,259,667     4,905,921    17,281,771     19,902,868           --      186,504
                                          ===========  ============  ============  =============  ===========  ===========

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           RIDGEWORTH VARIABLE TRUST RIDGEWORTH VARIABLE TRUST RIDGEWORTH VARIABLE TRUST
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                             RIDGEWORTH LARGE CAP      RIDGEWORTH LARGE CAP       RIDGEWORTH MID CAP
                                                 GROWTH STOCK              VALUE EQUITY               CORE EQUITY
                                           ------------------------  ------------------------  ------------------------
                                             2009 (M)       2008       2009 (M)       2008       2009 (M)       2008
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    30,460  $  (129,495) $    54,226  $    79,237  $    10,249  $   (34,524)
Net realized gains (losses)...............  (5,136,455)   1,156,452   (2,945,626)   1,316,158   (2,180,130)     230,417
Change in unrealized gains (losses).......   5,112,992   (6,584,834)   2,323,580   (5,893,361)   2,075,372   (2,309,650)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................       6,997   (5,557,877)    (567,820)  (4,497,966)     (94,509)  (2,113,757)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         545       13,497        1,815        9,512        1,483        6,951
Benefit payments..........................    (101,475)    (224,112)    (113,189)    (280,590)     (45,258)     (79,906)
Payments on termination...................    (475,003)  (2,507,666)    (450,723)  (2,499,605)    (165,391)    (819,254)
Contract maintenance charge...............      (2,469)      (8,431)      (2,548)      (8,518)        (564)      (2,832)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (6,205,732)    (448,280)  (6,640,517)    (407,248)  (2,301,597)    (220,608)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (6,784,134)  (3,174,992)  (7,205,162)  (3,186,449)  (2,511,327)  (1,115,649)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (6,777,137)  (8,732,869)  (7,772,982)  (7,684,415)  (2,605,836)  (3,229,406)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   6,777,137   15,510,006    7,772,982   15,457,397    2,605,836    5,835,242
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $        --  $ 6,777,137  $        --  $ 7,772,982  $        --  $ 2,605,836
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     545,799      754,937      533,819      710,758      247,895      331,340
       Units issued.......................       2,010       28,773        3,644       14,076        4,605        7,295
       Units redeemed.....................    (547,809)    (237,911)    (537,463)    (191,015)    (252,500)     (90,740)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....          --      545,799           --      533,819           --      247,895
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                        THE UNIVERSAL
                                                      RIDGEWORTH VARIABLE    RYDEX VARIABLE TRUST INSTITUTIONAL FUNDS, INC.
                                                       TRUST SUB-ACCOUNT       SUB-ACCOUNT               SUB-ACCOUNT
                                                   ------------------------  -------------------  -------------------------
                                                          RIDGEWORTH         RYDEX VT NASDAQ
                                                           SMALL CAP               100                  VAN KAMPEN UIF
                                                         VALUE EQUITY         STRATEGY FUND             CAPITAL GROWTH
                                                   ------------------------  -------------------  -------------------------
                                                     2009 (M)       2008      2009       2008         2009         2008
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $     8,428  $     7,808  $  (1)    $   (29)   $  (421,636) $   (559,103)
Net realized gains (losses).......................  (4,025,900)   1,091,462   (271)        339       (854,750)    1,057,160
Change in unrealized gains (losses)...............   4,014,617   (3,295,139)   231      (1,604)    13,956,146   (24,854,278)
                                                   -----------  -----------   -----     -------   -----------  ------------
Increase (decrease) in net assets from operations.      (2,855)  (2,195,869)   (41)     (1,294)    12,679,760   (24,356,221)
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................         365        6,911     --          --         21,833       166,317
Benefit payments..................................     (30,047)     (56,464)    --          --       (967,776)     (964,319)
Payments on termination...........................    (176,928)  (1,458,312)  (590)     (4,685)    (2,081,140)   (5,438,274)
Contract maintenance charge.......................      (4,700)      (9,304)    --          (5)       (55,720)      (58,502)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (3,277,000)    (755,615)    --          --     (2,058,894)   (1,897,253)
                                                   -----------  -----------   -----     -------   -----------  ------------
Increase (decrease) in net assets from contract
 transactions.....................................  (3,488,310)  (2,272,784)  (590)     (4,690)    (5,141,697)   (8,192,031)
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...........................................  (3,491,165)  (4,468,653)  (631)     (5,984)     7,538,063   (32,548,252)
NET ASSETS AT BEGINNING OF PERIOD.................   3,491,165    7,959,818    631       6,615     22,578,124    55,126,376
                                                   -----------  -----------   -----     -------   -----------  ------------
NET ASSETS AT END OF PERIOD....................... $        --  $ 3,491,165  $  --     $   631    $30,116,187  $ 22,578,124
                                                   ===========  ===========   =====     =======   ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of period......     239,174      350,845     73         435      3,844,300     4,747,906
       Units issued...............................      29,765        7,584     --          --        158,709       523,129
       Units redeemed.............................    (268,939)    (119,255)   (73)       (362)      (835,214)   (1,426,735)
                                                   -----------  -----------   -----     -------   -----------  ------------
    Units outstanding at end of period............          --      239,174     --          73      3,167,795     3,844,300
                                                   ===========  ===========   =====     =======   ===========  ============

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      THE UNIVERSAL              THE UNIVERSAL          THE UNIVERSAL
                                                 INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                       SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
                                                 ------------------------  -------------------------  ------------------------
                                                     VAN KAMPEN UIF              VAN KAMPEN UIF         VAN KAMPEN UIF
                                                        CORE PLUS                   EMERGING                GLOBAL
                                                      FIXED INCOME               MARKETS EQUITY          VALUE EQUITY
                                                 ------------------------  -------------------------  ------------------------
                                                    2009         2008          2009         2008        2009         2008
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   79,233   $   40,414   $  (470,992) $   (726,490) $   930      $    434
Net realized gains (losses).....................    (35,618)     (29,939)   (1,722,004)   15,199,742   (8,603)       10,707
Change in unrealized gains (losses).............     37,367     (176,388)   16,865,660   (47,927,754)   8,650       (29,817)
                                                 ----------   ----------   -----------  ------------    -------     --------
Increase (decrease) in net assets from
 operations.....................................     80,982     (165,913)   14,672,664   (33,454,502)     977       (18,676)
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --           --        52,739        38,894       --            --
Benefit payments................................    (73,752)    (101,189)     (670,183)     (560,601)      --            --
Payments on termination.........................   (216,128)    (223,597)   (1,484,809)   (8,313,929)  (8,608)       (3,823)
Contract maintenance charge.....................       (371)        (389)      (14,126)      (15,069)     (27)          (39)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    453,112     (288,286)    2,046,838    (2,076,193)     275          (626)
                                                 ----------   ----------   -----------  ------------    -------     --------
Increase (decrease) in net assets from contract
 transactions...................................    162,861     (613,461)      (69,541)  (10,926,898)  (8,360)       (4,488)
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    243,843     (779,374)   14,603,123   (44,381,400)  (7,383)      (23,164)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................    993,450    1,772,824    22,241,663    66,623,063   26,533        49,697
                                                 ----------   ----------   -----------  ------------    -------     --------
NET ASSETS AT END OF PERIOD..................... $1,237,293   $  993,450   $36,844,786  $ 22,241,663  $19,150      $ 26,533
                                                 ==========   ==========   ===========  ============    =======     ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     87,884      138,973     1,971,083     2,501,960    3,004         3,318
       Units issued.............................     41,539        1,555       341,586       242,129       25            55
       Units redeemed...........................    (27,540)     (52,644)     (364,051)     (773,006)  (1,190)         (369)
                                                 ----------   ----------   -----------  ------------    -------     --------
    Units outstanding at end of period..........    101,883       87,884     1,948,618     1,971,083    1,839         3,004
                                                 ==========   ==========   ===========  ============    =======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   THE UNIVERSAL                 THE UNIVERSAL              THE UNIVERSAL
                                                 INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                    SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT
                                                 ------------------------  -------------------------  -------------------------
                                                                                 VAN KAMPEN UIF
                                                  VAN KAMPEN UIF                 INTERNATIONAL              VAN KAMPEN UIF
                                                    HIGH YIELD                       MAGNUM                 MID CAP GROWTH
                                                 ------------------------  -------------------------  -------------------------
                                                   2009         2008           2009         2008          2009         2008
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   367      $   639      $   236,823  $    436,006  $  (302,720) $   (237,716)
Net realized gains (losses).....................     343          379       (2,203,933)    2,996,354   (1,855,359)    7,622,383
Change in unrealized gains (losses).............   1,081       (3,104)       6,446,903   (19,163,731)  10,006,419   (23,201,476)
                                                   -------      -------    -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations.....................................   1,791       (2,086)       4,479,793   (15,731,371)   7,848,340   (15,816,809)
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --           --            3,598        38,644        2,909        36,385
Benefit payments................................      --           --         (704,021)     (729,282)    (542,405)     (876,195)
Payments on termination.........................  (1,244)      (1,097)      (1,162,455)   (4,891,704)  (1,447,449)   (4,217,896)
Contract maintenance charge.....................     (14)         (17)          (8,980)      (10,081)      (8,448)       (8,723)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     (31)        (442)        (180,899)     (362,661)    (682,349)   (1,238,388)
                                                   -------      -------    -----------  ------------  -----------  ------------
Increase (decrease) in net assets from contract
 transactions...................................  (1,289)      (1,556)      (2,052,757)   (5,955,084)  (2,677,742)   (6,304,817)
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     502       (3,642)       2,427,036   (21,686,455)   5,170,598   (22,121,626)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   5,342        8,984       16,897,093    38,583,548   16,009,889    38,131,515
                                                   -------      -------    -----------  ------------  -----------  ------------
NET ASSETS AT END OF PERIOD..................... $ 5,844      $ 5,342      $19,324,129  $ 16,897,093  $21,180,487  $ 16,009,889
                                                   =======      =======    ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     504          644        2,241,569     2,796,650    1,673,653     2,085,370
       Units issued.............................       2          103          292,875       276,521      162,884       208,778
       Units redeemed...........................    (112)        (243)        (554,437)     (831,602)    (412,916)     (620,495)
                                                   -------      -------    -----------  ------------  -----------  ------------
    Units outstanding at end of period..........     394          504        1,980,007     2,241,569    1,423,621     1,673,653
                                                   =======      =======    ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 THE UNIVERSAL              THE UNIVERSAL           THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                  SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------------  -------------------------  ------------------------
                                                 VAN KAMPEN UIF             VAN KAMPEN UIF
                                                  U.S. MID CAP                U.S. REAL             VAN KAMPEN UIF
                                                     VALUE                      ESTATE                  VALUE
                                           -------------------------  -------------------------  ------------------------
                                               2009         2008          2009         2008        2009          2008
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (213,859) $   (698,025) $   308,322  $    606,872  $  1,340     $   2,992
Net realized gains (losses)...............  (6,117,575)   23,613,993   (3,040,544)   13,372,956   (19,772)       (1,945)
Change in unrealized gains (losses).......  23,337,971   (64,554,584)   7,591,218   (27,749,353)   38,152       (74,650)
                                           -----------  ------------  -----------  ------------   --------     ---------
Increase (decrease) in net assets from
 operations...............................  17,006,537   (41,638,616)   4,858,996   (13,769,525)   19,720       (73,603)
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      52,324       108,137        8,605        67,909        --            --
Benefit payments..........................  (1,190,807)   (1,614,256)    (587,251)     (740,885)   (8,799)      (24,376)
Payments on termination...................  (4,089,817)  (15,632,639)  (1,507,079)   (7,395,946)  (14,641)      (57,624)
Contract maintenance charge...............     (67,999)      (76,780)     (10,493)      (12,443)      (96)          (99)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (2,310,798)   (7,130,375)     136,011    (4,170,629)   (7,590)      (11,169)
                                           -----------  ------------  -----------  ------------   --------     ---------
Increase (decrease) in net assets from
 contract transactions....................  (7,607,097)  (24,345,913)  (1,960,207)  (12,251,994)  (31,126)      (93,268)
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................   9,399,440   (65,984,529)   2,898,789   (26,021,519)  (11,406)     (166,871)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  51,011,886   116,996,415   20,587,876    46,609,395    85,574       252,445
                                           -----------  ------------  -----------  ------------   --------     ---------
NET ASSETS AT END OF PERIOD............... $60,411,326  $ 51,011,886  $23,486,665  $ 20,587,876  $ 74,168     $  85,574
                                           ===========  ============  ===========  ============   ========     =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   5,830,452     7,725,721    1,251,391     1,726,345     9,106        17,265
       Units issued.......................     249,627       369,799      140,467       101,367     1,056           235
       Units redeemed.....................  (1,041,830)   (2,265,068)    (257,945)     (576,321)   (4,047)       (8,394)
                                           -----------  ------------  -----------  ------------   --------     ---------
    Units outstanding at end of period....   5,038,249     5,830,452    1,133,913     1,251,391     6,115         9,106
                                           ===========  ============  ===========  ============   ========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)     FUNDS, INC. (CLASS II)       FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------   --------------------------  -------------------------
                                                                           VAN KAMPEN UIF               VAN KAMPEN UIF
                                                VAN KAMPEN UIF                EMERGING                     EMERGING
                                          CAPITAL GROWTH (CLASS II)    MARKETS DEBT (CLASS II)    MARKETS EQUITY (CLASS II)
                                          -------------------------   --------------------------  -------------------------
                                              2009          2008          2009          2008          2009          2008
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (138,990)  $   (219,661) $ 1,258,989   $ 1,374,430   $  (247,022)  $   (442,670)
Net realized gains (losses)..............    (145,309)       407,488     (854,602)      (55,857)   (1,491,340)     8,535,830
Change in unrealized gains (losses)......   4,439,121     (8,507,557)   4,474,082    (5,565,198)    9,374,581    (27,939,017)
                                          -----------   ------------  -----------   -----------   -----------   ------------
Increase (decrease) in net assets from
 operations..............................   4,154,822     (8,319,730)   4,878,469    (4,246,625)    7,636,219    (19,845,857)
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       4,402         19,611       55,476       210,877        19,403         25,704
Benefit payments.........................    (187,051)      (961,364)    (407,058)     (186,771)     (215,169)      (202,464)
Payments on termination..................    (650,132)      (982,266)  (1,918,285)   (3,391,622)   (1,548,340)    (6,091,790)
Contract maintenance charge..............     (32,384)       (35,805)    (100,875)     (109,214)      (89,861)      (125,593)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (733,974)      (972,853)     625,427    (2,120,539)      546,883     (3,153,369)
                                          -----------   ------------  -----------   -----------   -----------   ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,599,139)    (2,932,677)  (1,745,315)   (5,597,269)   (1,287,084)    (9,547,512)
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,555,683    (11,252,407)   3,133,154    (9,843,894)    6,349,135    (29,393,369)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,452,124     18,704,531   18,941,693    28,785,587    12,285,904     41,679,273
                                          -----------   ------------  -----------   -----------   -----------   ------------
NET ASSETS AT END OF
 PERIOD.................................. $10,007,807   $  7,452,124  $22,074,847   $18,941,693   $18,635,039   $ 12,285,904
                                          ===========   ============  ===========   ===========   ===========   ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     921,448      1,145,736    1,264,082     1,611,492       654,269        945,069
       Units issued......................      33,240        142,882      162,499       153,771        92,308         64,436
       Units redeemed....................    (198,349)      (367,170)    (278,202)     (501,181)     (153,251)      (355,236)
                                          -----------   ------------  -----------   -----------   -----------   ------------
    Units outstanding at end of
     period..............................     756,339        921,448    1,148,379     1,264,082       593,326        654,269
                                          ===========   ============  ===========   ===========   ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                       THE UNIVERSAL
                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL      INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)     FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------   -------------------------   -----------------------
                                                VAN KAMPEN UIF              VAN KAMPEN UIF             VAN KAMPEN UIF
                                                  EQUITY AND                    GLOBAL                  INT'L GROWTH
                                              INCOME (CLASS II)          FRANCHISE (CLASS II)        EQUITY (CLASS II)
                                          -------------------------   -------------------------   -----------------------
                                              2009          2008          2009          2008         2009         2008
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   567,693   $    507,706  $ 4,287,072   $     68,425  $  (30,265) $   (71,686)
Net realized gains (losses)..............  (2,050,677)       889,973     (160,330)     4,898,031    (303,664)     (65,365)
Change in unrealized gains (losses)......  10,222,886    (18,767,451)  12,292,926    (37,643,881)  1,389,961   (2,475,294)
                                          -----------   ------------  -----------   ------------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................   8,739,902    (17,369,772)  16,419,668    (32,677,425)  1,056,032   (2,612,345)
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      37,426        384,086       37,579        363,891          --       54,420
Benefit payments.........................  (1,300,853)    (1,622,106)  (1,215,180)    (1,224,761)    (68,286)     (40,021)
Payments on termination..................  (4,480,323)    (9,435,717)  (5,275,710)   (11,057,698)   (150,007)    (426,249)
Contract maintenance charge..............    (178,749)      (206,201)    (323,204)      (377,184)    (23,503)     (21,536)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (271,234)    (5,536,936)  (2,797,877)    (7,026,071)    160,242      895,829
                                          -----------   ------------  -----------   ------------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,193,733)   (16,416,874)  (9,574,392)   (19,321,823)    (81,554)     462,443
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,546,169    (33,786,646)   6,845,276    (51,999,248)    974,478   (2,149,902)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  47,934,132     81,720,778   67,172,026    119,171,274   3,061,925    5,211,827
                                          -----------   ------------  -----------   ------------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $50,480,301   $ 47,934,132  $74,017,302   $ 67,172,026  $4,036,403  $ 3,061,925
                                          ===========   ============  ===========   ============  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,556,043      5,858,010    5,440,415      6,729,214     502,258      432,590
       Units issued......................     456,334        645,822      355,038        612,502     129,131      228,618
       Units redeemed....................  (1,031,012)    (1,947,789)  (1,102,542)    (1,901,301)   (138,026)    (158,950)
                                          -----------   ------------  -----------   ------------  ----------  -----------
    Units outstanding at end of
     period..............................   3,981,365      4,556,043    4,692,911      5,440,415     493,363      502,258
                                          ===========   ============  ===========   ============  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------   -------------------------   -------------------------
                                                                            VAN KAMPEN UIF              VAN KAMPEN UIF
                                                VAN KAMPEN UIF              SMALL COMPANY                U.S. MID CAP
                                          MID CAP GROWTH (CLASS II)       GROWTH (CLASS II)            VALUE (CLASS II)
                                          -------------------------   -------------------------   -------------------------
                                              2009          2008          2009          2008          2009          2008
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (504,647)  $   (447,632) $  (211,978)  $   (286,107) $  (206,452)  $   (555,740)
Net realized gains (losses)..............  (4,365,672)    10,722,001   (1,065,192)     1,148,490   (6,463,315)    15,734,906
Change in unrealized gains (losses)......  18,035,301    (36,884,476)   5,880,984     (9,586,835)  20,023,617    (45,707,511)
                                          -----------   ------------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from
 operations..............................  13,164,982    (26,610,107)   4,603,814     (8,724,452)  13,353,850    (30,528,345)
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     110,096        281,192       23,798         44,758       24,092        251,709
Benefit payments.........................    (600,001)      (606,140)    (344,163)      (288,681)    (979,497)    (1,145,180)
Payments on termination..................  (2,648,763)    (7,918,613)    (778,472)    (1,508,482)  (2,879,570)    (6,986,003)
Contract maintenance charge..............    (179,900)      (216,008)     (65,515)       (67,225)    (226,001)      (263,742)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (3,346,215)       106,184     (379,140)    (1,018,101)  (3,566,628)      (386,941)
                                          -----------   ------------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from
 contract transactions...................  (6,664,783)    (8,353,385)  (1,543,492)    (2,837,731)  (7,627,604)    (8,530,157)
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   6,500,199    (34,963,492)   3,060,322    (11,562,183)   5,726,246    (39,058,502)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  27,843,283     62,806,775   11,621,636     23,183,819   40,747,228     79,805,730
                                          -----------   ------------  -----------   ------------  -----------   ------------
NET ASSETS AT END OF
 PERIOD.................................. $34,343,482   $ 27,843,283  $14,681,958   $ 11,621,636  $46,473,474   $ 40,747,228
                                          ===========   ============  ===========   ============  ===========   ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,169,916      3,587,382    1,011,155      1,182,095    3,723,846      4,183,056
       Units issued......................     334,259      1,079,923      110,037         99,059      228,872        667,512
       Units redeemed....................    (984,333)    (1,497,389)    (234,981)      (269,999)    (843,648)    (1,126,722)
                                          -----------   ------------  -----------   ------------  -----------   ------------
    Units outstanding at end of
     period..............................   2,519,842      3,169,916      886,211      1,011,155    3,109,070      3,723,846
                                          ===========   ============  ===========   ============  ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          THE UNIVERSAL INSTITUTIONAL      VAN KAMPEN LIFE            VAN KAMPEN LIFE
                                            FUNDS, INC. (CLASS II)         INVESTMENT TRUST           INVESTMENT TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  -------------------------  -------------------------
                                                VAN KAMPEN UIF
                                                   U.S. REAL
                                               ESTATE (CLASS II)          LIT CAPITAL GROWTH            LIT COMSTOCK
                                          --------------------------  -------------------------  -------------------------
                                              2009          2008          2009         2008          2009         2008
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    618,977  $    798,200  $  (320,260) $   (330,647) $ 1,239,358  $    717,825
Net realized gains (losses)..............  (12,864,734)   22,622,835   (2,264,622)   (1,837,373)  (3,503,709)    1,940,202
Change in unrealized gains (losses)......   24,898,064   (51,361,578)  13,534,015   (17,725,762)  11,005,018   (27,195,100)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   12,652,307   (27,940,543)  10,949,133   (19,893,782)   8,740,667   (24,537,073)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       68,431       272,405       28,709       268,457       76,481        51,191
Benefit payments.........................     (931,097)   (1,208,293)    (651,738)     (856,061)  (1,419,372)   (1,484,499)
Payments on termination..................   (3,184,357)   (8,209,237)  (1,634,940)   (4,587,830)  (3,019,699)   (8,901,669)
Contract maintenance charge..............     (247,036)     (310,116)     (25,973)      (28,621)     (24,276)      (29,015)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,583,564)   (3,536,483)  (1,099,637)   (1,504,129)  (2,060,414)   (5,643,692)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (8,877,623)  (12,991,724)  (3,383,579)   (6,708,184)  (6,447,280)  (16,007,684)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    3,774,684   (40,932,267)   7,565,554   (26,601,966)   2,293,387   (40,544,757)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   47,539,474    88,471,741   18,810,257    45,412,223   38,124,904    78,669,661
                                          ------------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 51,314,158  $ 47,539,474  $26,375,811  $ 18,810,257  $40,418,291  $ 38,124,904
                                          ============  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,316,683     3,775,593    3,875,954     4,616,891    4,330,573     5,663,574
       Units issued......................      659,868       781,237      224,345       304,861      287,123       262,657
       Units redeemed....................   (1,146,055)   (1,240,147)    (761,687)   (1,045,798)    (996,102)   (1,595,658)
                                          ------------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................    2,830,496     3,316,683    3,338,612     3,875,954    3,621,594     4,330,573
                                          ============  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                     VAN KAMPEN
                                               VAN KAMPEN LIFE          VAN KAMPEN LIFE           LIFE INVESTMENT
                                              INVESTMENT TRUST         INVESTMENT TRUST           TRUST (CLASS II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------  ------------------------  -------------------------
                                                                                                    LIT CAPITAL
                                               LIT GOVERNMENT          LIT MONEY MARKET          GROWTH (CLASS II)
                                           ----------------------  ------------------------  -------------------------
                                              2009        2008       2009 (V)       2008         2009         2008
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   49,859  $   42,175  $   (48,189) $    22,958  $  (532,609) $   (692,142)
Net realized gains (losses)...............    (10,067)    (10,048)          --           --   (1,087,895)      969,923
Change in unrealized gains (losses).......    (46,509)    (33,141)          --           --   16,603,977   (27,932,825)
                                           ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations...............................     (6,717)     (1,014)     (48,189)      22,958   14,983,473   (27,655,044)
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      2,827       4,490       25,128       32,583       42,388       149,184
Benefit payments..........................     (3,199)         --           --      (56,836)    (534,928)     (543,110)
Payments on termination...................   (151,222)   (207,185)  (1,383,915)  (1,664,249)  (1,831,602)   (6,723,619)
Contract maintenance charge...............       (736)       (786)      (6,797)      (7,801)    (107,115)     (117,540)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (111,412)    (28,667)  (2,271,248)   1,978,427   (2,073,733)   (2,461,863)
                                           ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions....................   (263,742)   (232,148)  (3,636,832)     282,124   (4,504,990)   (9,696,948)
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (270,459)   (233,162)  (3,685,021)     305,082   10,478,483   (37,351,992)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,172,195   1,405,357    3,685,021    3,379,939   26,105,452    63,457,444
                                           ----------  ----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD............... $  901,736  $1,172,195  $        --  $ 3,685,021  $36,583,935  $ 26,105,452
                                           ==========  ==========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     96,359     116,043      318,896      294,148    4,416,207     5,416,063
       Units issued.......................     22,463      18,809      196,744      284,643      205,261       513,990
       Units redeemed.....................    (44,511)    (38,493)    (515,640)    (259,895)    (843,117)   (1,513,846)
                                           ----------  ----------  -----------  -----------  -----------  ------------
    Units outstanding at end of period....     74,311      96,359           --      318,896    3,778,351     4,416,207
                                           ==========  ==========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   VAN KAMPEN                  VAN KAMPEN                 VAN KAMPEN
                                                LIFE INVESTMENT             LIFE INVESTMENT            LIFE INVESTMENT
                                                TRUST (CLASS II)            TRUST (CLASS II)           TRUST (CLASS II)
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          ---------------------------  -------------------------  -------------------------
                                                                         LIT GROWTH AND INCOME        LIT MID CAP GROWTH
                                            LIT COMSTOCK (CLASS II)            (CLASS II)                 (CLASS II)
                                          ---------------------------  -------------------------  -------------------------
                                              2009           2008          2009         2008          2009         2008
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,823,770  $   1,531,658  $ 1,645,256  $    318,418  $  (182,196) $   (259,356)
Net realized gains (losses)..............  (11,337,107)     7,009,730   (4,296,229)    3,115,976   (1,482,457)    5,425,218
Change in unrealized gains (losses)......   42,579,696   (104,699,949)  19,943,191   (50,606,944)   6,321,039   (14,096,010)
                                          ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   35,066,359    (96,158,561)  17,292,218   (47,172,550)   4,656,386    (8,930,148)
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       61,771        600,481      125,468       448,881       14,287        75,220
Benefit payments.........................   (3,746,540)    (3,911,096)  (1,954,481)   (2,639,827)    (150,466)      (56,023)
Payments on termination..................  (11,256,863)   (33,375,062)  (6,343,504)  (15,257,592)    (675,266)   (2,751,310)
Contract maintenance charge..............     (536,141)      (658,891)    (418,891)     (491,515)     (45,555)      (47,227)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,364,646)   (15,139,508)  (1,135,780)   (7,226,819)    (108,771)     (122,616)
                                          ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (21,842,419)   (52,484,076)  (9,727,188)  (25,166,872)    (965,771)   (2,901,956)
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   13,223,940   (148,642,637)   7,565,030   (72,339,422)   3,690,615   (11,832,104)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  149,245,690    297,888,327   84,836,686   157,176,108    9,250,198    21,082,302
                                          ------------  -------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $162,469,630  $ 149,245,690  $92,401,716  $ 84,836,686  $12,940,813  $  9,250,198
                                          ============  =============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   16,334,172     20,552,912    7,078,488     8,749,257    1,132,497     1,352,937
       Units issued......................      915,827      1,382,696      681,845       678,700      127,131       177,557
       Units redeemed....................   (3,169,248)    (5,601,436)  (1,444,987)   (2,349,469)    (228,779)     (397,997)
                                          ------------  -------------  -----------  ------------  -----------  ------------
    Units outstanding at end of period...   14,080,751     16,334,172    6,315,346     7,078,488    1,030,849     1,132,497
                                          ============  =============  ===========  ============  ===========  ============

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          VAN KAMPEN
                                                                       LIFE INVESTMENT
                                                                       TRUST (CLASS II)
                                                                         SUB-ACCOUNT
                                                                  -------------------------
                                                                          LIT MONEY
                                                                      MARKET (CLASS II)
                                                                  -------------------------
                                                                    2009 (V)        2008
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $   (492,553) $    57,700
Net realized gains (losses)......................................           --           --
Change in unrealized gains (losses)..............................           --           --
                                                                  ------------  -----------
Increase (decrease) in net assets from operations................     (492,553)      57,700
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits.........................................................       34,543      495,967
Benefit payments.................................................     (785,869)  (1,533,306)
Payments on termination..........................................   (8,666,083)  (7,804,928)
Contract maintenance charge......................................     (155,167)    (156,284)
Transfers among the sub-accounts and with the Fixed Account--net.  (25,165,760)  11,383,305
                                                                  ------------  -----------
Increase (decrease) in net assets from contract transactions.....  (34,738,336)   2,384,754
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS................................  (35,230,889)   2,442,454
NET ASSETS AT BEGINNING OF PERIOD................................   35,230,889   32,788,435
                                                                  ------------  -----------
NET ASSETS AT END OF PERIOD...................................... $         --  $35,230,889
                                                                  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................    3,347,861    3,117,995
       Units issued..............................................    1,442,010    2,857,851
       Units redeemed............................................   (4,789,871)  (2,627,985)
                                                                  ------------  -----------
    Units outstanding at end of period...........................           --    3,347,861
                                                                  ============  ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the
Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
       (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 AssetManager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
       (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  SelectDirections Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

ADVANCED SERIES TRUST                                  ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset Allocation               AST JPMorgan International Equity
    AST Advanced Strategies                                AST Large-Cap Value
    AST Aggressive Asset Allocation                        AST Lord Abbett Bond Debenture
    AST AllianceBernstein Core Value                       AST Marsico Capital Growth
    AST AllianceBernstein Growth & Income                  AST MFS Global Equity
    AST American Century Income & Growth                   AST MFS Growth
    AST Balanced Asset Allocation                          AST Mid-Cap Value
    AST Bond Portfolio 2018 (For the period                AST Money Market
       beginning January 28, 2008 and ended                AST Neuberger Berman/LSV Mid-Cap Value
       December 31, 2009)                                  AST Neuberger Berman Mid-Cap Growth
    AST Bond Portfolio 2019 (For the period                AST Neuberger Berman Small-Cap Growth
       beginning January 28, 2008 and ended                AST Niemann Capital Growth Asset Allocation
       December 31, 2009)                                  AST Parametric Emerging Markets Equity (For
    AST Bond Portfolio 2020 (For the period                   period beginning July 21, 2008, and ended
       beginning January 2, 2009 and ended                    December 31, 2009)
       December 31, 2009)                                  AST PIMCO Limited Maturity Bond
    AST Capital Growth Asset Allocation                    AST PIMCO Total Return Bond
    AST CLS Growth Asset Allocation                        AST Preservation Asset Allocation
    AST CLS Moderate Asset Allocation                      AST QMA US Equity Alpha
    AST Cohen & Steers Realty                              AST Schroders Multi-Asset World Strategies
    AST DeAm Large-Cap Value                               AST Small-Cap Growth
    AST DeAm Small-Cap Value (For the period               AST Small-Cap Value
       beginning January 1, 2008 and ended July 18,        AST T. Rowe Price Asset Allocation
       2008)                                               AST T. Rowe Price Global Bond
    AST Federated Aggressive Growth                        AST T. Rowe Price Large-Cap Growth
    AST First Trust Balanced Target                        AST T. Rowe Price Natural Resources
    AST First Trust Capital Appreciation Target            AST UBS Dynamic Alpha
    AST Focus Four Plus Portfolio (For the period          AST Western Assets Core Plus Bond*
       beginning July 21, 2008 and ended
       November 13, 2009)                              AIM VARIABLE INSURANCE FUNDS
    AST Global Real Estate (For the period beginning       AIM V. I. Basic Balanced
       July 21, 2008 and ended December 31, 2009)          AIM V. I. Basic Value
    AST Goldman Sachs Concentrated Growth                  AIM V. I. Capital Appreciation
    AST Goldman Sachs Mid-Cap Growth                       AIM V. I. Capital Development
    AST Goldman Sachs Small-Cap Value                      AIM V. I. Core Equity
    AST High Yield                                         AIM V. I. Diversified Income
    AST Horizon Growth Asset Allocation                    AIM V. I. Government Securities
    AST Horizon Moderate Asset Allocation                  AIM V. I. High Yield
    AST International Growth                               AIM V. I. International Growth
    AST International Value                                AIM V. I. Large Cap Growth
    AST Investment Grade Bond (For the period              AIM V. I. Mid Cap Core Equity
       beginning January 28, 2008 and ended                AIM V. I. Money Market
       December 31, 2009)                                  AIM V. I. Technology
                                                           AIM V. I. Utilities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS SERIES II              FEDERATED INSURANCE SERIES
    AIM V. I. Basic Balanced II                         Federated Prime Money Fund II
    AIM V. I. Basic Value II
    AIM V. I. Capital Appreciation II               FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    AIM V. I. Capital Development II                    VIP Contrafund
    AIM V. I. Core Equity II                            VIP Equity-Income
    AIM V. I. Diversified Income II                     VIP Growth
    AIM V. I. Government Securities II                  VIP High Income
    AIM V. I. High Yield II                             VIP Index 500
    AIM V. I. International Growth II                   VIP Investment Grade Bond
    AIM V. I. Large Cap Growth II                       VIP Overseas
    AIM V. I. Mid Cap Core Equity II
    AIM V. I. Money Market II                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    AIM V. I. Technology II                         (SERVICE CLASS 2)
    AIM V. I. Utilities II                              VIP Asset Manager Growth (Service Class 2)
                                                        VIP Contrafund (Service Class 2)
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND          VIP Equity-Income (Service Class 2)
    AllianceBernstein VPS Growth                        VIP Freedom 2010 Portfolio (Service Class 2)
    AllianceBernstein VPS Growth & Income               VIP Freedom 2020 Portfolio (Service Class 2)
    AllianceBernstein VPS International Value           VIP Freedom 2030 Portfolio (Service Class 2)
    AllianceBernstein VPS Large Cap Growth              VIP Freedom Income Portfolio (Service Class 2)
    AllianceBernstein VPS Small/Mid Cap Value           VIP Growth & Income (Service Class 2)
    AllianceBernstein VPS Utility Income (For the       VIP Growth (Service Class 2)
       period beginning January 1, 2009 and ended       VIP Growth Stock Portfolio (Service Class 2)
       September 25, 2009)                                 (Previously known as VIP Freedom Growth
    AllianceBernstein VPS Value                            Stock Portfolio (Service Class 2))
                                                        VIP High Income (Service Class 2)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.              VIP Index 500 (Service Class 2)
    American Century VP Balanced                        VIP Investment Grade Bond (Service Class 2)
                                                        VIP MidCap (Service Class 2)
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.          VIP Money Market (Service Class 2)
    Dreyfus Socially Responsible Growth Fund            VIP Overseas (Service Class 2)

DREYFUS STOCK INDEX FUND                            FRANKLIN TEMPLETON VARIABLE INSURANCE
    Dreyfus Stock Index Fund                        PRODUCTS TRUST
                                                        Franklin Flex Cap Growth Securities
DREYFUS VARIABLE INVESTMENT FUND                        Franklin Growth and Income Securities
    VIF Growth & Income                                 Franklin High Income Securities
    VIF Money Market                                    Franklin Income Securities
                                                        Franklin Large Cap Growth Securities
DWS VARIABLE SERIES I                                   Franklin Small Cap Value Securities
    DWS Bond VIP A                                      Franklin Small-Mid Cap Growth Securities
    DWS Capital Growth VIP A                            Franklin U.S. Government
    DWS Global Opportunities VIP A                      Mutual Global Discovery Securities (Previously
    DWS Growth and Income VIP A                            known as Mutual Discovery Securities)
    DWS International VIP A                             Mutual Shares Securities
                                                        Templeton Developing Markets Securities
DWS VARIABLE SERIES II                                  Templeton Foreign Securities
    DWS Balanced VIP A II                               Templeton Global Bond Securities (Previously
    DWS Money Market VIP A II                              known as Templeton Global Income
    DWS Small Cap Growth VIP A II                          Securities)

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS          MFS VARIABLE INSURANCE TRUST (CONTINUED)
TRUST (CONTINUED)                                           MFS Investors Trust
    Templeton Growth Securities                             MFS New Discovery
    Franklin Templeton VIP Founding Funds                   MFS Research
       Allocation (For the period beginning May 1,          MFS Research Bond
       2008 and ended December 31, 2009)                    MFS Utilities

GOLDMAN SACHS VARIABLE INSURANCE TRUST                  MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
    VIT Capital Growth                                      MFS Growth (Service Class)
    VIT Growth and Income                                   MFS Investors Trust (Service Class)
    VIT Mid Cap Value                                       MFS New Discovery (Service Class)
    VIT Strategic International Equity                      MFS Research (Service Class)
    VIT Structured Small Cap Equity                         MFS Utilities (Service Class)
    VIT Structured U. S. Equity
                                                        MORGAN STANLEY VARIABLE INVESTMENT SERIES
JANUS ASPEN SERIES                                          Aggressive Equity
    Forty Portfolio                                         Capital Opportunities
                                                            Dividend Growth
JANUS ASPEN SERIES (SERVICE SHARES)                         European Equity
    Foreign Stock (Service Shares) (On April 30, 2008       Global Advantage (For the period beginning
       Foreign Stock (Service Shares) merged into              January 1, 2009 and ended April 24, 2009)
       International Growth (Service Shares)) (For          Global Dividend Growth
       the period beginning January 1, 2008 and             High Yield
       ended April 29, 2008)                                Income Builder
    Overseas (Service Shares) (Previously known as          Income Plus
       International Growth (Service Shares) For the        Limited Duration
       period beginning January 1, 2008 and ended           Money Market
       December 31, 2009)                                   S&P 500 Index
                                                            Strategist
LAZARD RETIREMENT SERIES, INC.                              Utilities
    Emerging Markets Equity
                                                        MORGAN STANLEY VARIABLE INVESTMENT SERIES
LEGG MASON VARIABLE INCOME TRUST                        (CLASS Y SHARES)
    Legg Mason ClearBridge Variable Fundamental             Aggressive Equity (Class Y Shares)
       Value Portfolio I (Previously known as Legg          Capital Opportunities (Class Y Shares)
       Mason Variable Fundamental Value Portfolio)          Dividend Growth (Class Y Shares)
                                                            European Equity (Class Y Shares)
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC              Global Advantage (Class Y Shares) (For the
    Legg Mason ClearBridge Variable Investors                  period beginning January 1, 2009 and ended
       Portfolio I (Previously known as Legg Mason             April 24, 2009)
       Variable Investors Portfolio I)                      Global Dividend Growth (Class Y Shares)
                                                            High Yield (Class Y Shares)
LORD ABBETT SERIES FUND                                     Income Builder (Class Y Shares)
    All Value                                               Income Plus (Class Y Shares)
    Bond-Debenture                                          Limited Duration (Class Y Shares)
    Growth and Income                                       Money Market (Class Y Shares)
    Growth Opportunities                                    S&P 500 Index (Class Y Shares)
    Mid-Cap Value                                           Strategist (Class Y Shares)
                                                            Utilities (Class Y Shares)
MFS VARIABLE INSURANCE TRUST
    MFS Growth
    MFS High Income

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NEUBERGER & BERMAN ADVISORS MANAGEMENT TRUST   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
    AMT Mid-Cap Growth*                            PIMCO VIT RealReturn (Advisor Shares)
    AMT Partners                                   PIMCO VIT Total Return (Advisor Shares)

OPPENHEIMER VARIABLE ACCOUNT FUNDS             PREMIER VARIABLE INSURANCE TRUST
    Oppenheimer Balanced                           OpCap Balanced (For the period beginning
    Oppenheimer Capital Appreciation                  January 1, 2009 and ended April 24, 2009)
    Oppenheimer Core Bond                          NACM Small Cap Portfolio Class I (Previously
    Oppenheimer Global Securities                     known as NACM Small Cap)*
    Oppenheimer High Income
    Oppenheimer Main Street                    PUTNAM VARIABLE TRUST
    Oppenheimer Main Street Small Cap              VT American Government Income
    Oppenheimer MidCap Fund                        VT Capital Appreciation (For the period
    Oppenheimer Strategic Bond                        beginning January 1, 2009 and ended
                                                      February 12, 2009) (On February 13, 2009,
OPPENHEIMER VARIABLE ACCOUNT FUNDS                    VT Capital Appreciation merged into
(SERVICE SHARES ("SS"))                               VT Investors)
    Oppenheimer Balanced (SS)                      VT Capital Opportunities
    Oppenheimer Capital Appreciation (SS)          VT Discovery Growth (For the period beginning
    Oppenheimer Core Bond (SS)                        January 1, 2009 and ended February 12,
    Oppenheimer Global Securities (SS)                2009) (On February 13, 2009,
    Oppenheimer High Income (SS)                      VT Discovery Growth merged into
    Oppenheimer Main Street (SS)                      VT New Opportunities)
    Oppenheimer Main Street                        VT Diversified Income
       Small Cap (SS)                              VT Equity Income
    Oppenheimer Midcap Fund (SS)                   VT The George Putnam Fund of Boston
    Oppenheimer Strategic Bond (SS)                VT Global Asset Allocation
                                                   VT Global Equity
PROFUNDS VP                                        VT Global Health Care (Previously known as
    ProFund VP Consumer Services*                     VT Health Sciences)
    ProFund VP Consumer Goods Portfolio*           VT Global Utilities (Previously known as
    ProFund VP Financials*                            VT Utilities Growth and Income)
    ProFund VP Health Care*                        VT Growth and Income
    ProFund VP Industrials*                        VT Growth Opportunities
    ProFund VP Mid-Cap Growth*                     VT High Yield
    ProFund VP Mid-Cap Value                       VT Income
    ProFund VP Real Estate*                        VT International Equity
    ProFund VP Small-Cap Growth*                   VT International Growth and Income
    ProFund VP Small-Cap Value*                    VT International New Opportunities
    ProFund VP Telecommunications*                 VT Investors
    ProFund VP Utilities                           VT Mid Cap Value
    ProFund VP Large-Cap Growth*                   VT Money Market
    ProFund VP Large-Cap Value                     VT New Opportunities
                                                   VT New Value (For the period beginning
PIMCO VARIABLE INSURANCE TRUST                        January 1, 2009 and ended February 12,
    Foreign Bond (US Dollar Hedged)                   2009) (On February 13, 2009, VT New
    Money Market                                      Value merged into VT Equity Income)
    PIMCO Total Return
    PIMCO VIT Commodity Real Return Strategy
    PIMCO VIT Emerging Markets Bond
       (Advisor Shares)

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST (CONTINUED)                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
    VT OTC & Emerging Growth (For the period             Van Kampen UIF Capital Growth (Class II)
       beginning January 1, 2009 and ended               Van Kampen UIF Emerging Markets Debt
       February 12, 2009) (On February 13, 2009,            (Class II)
       VT OTC & Emerging Growth merged into              Van Kampen UIF Emerging Markets Equity
       VT Vista)                                            (Class II)
    VT Research                                          Van Kampen UIF Equity and Income (Class II)
    VT Small Cap Value                                   Van Kampen UIF Global Franchise (Class II)
    VT Vista                                             Van Kampen UIF Int'l Growth Equity (Class II)
    VT Voyager                                           Van Kampen UIF Mid Cap Growth (Class II)
                                                         Van Kampen UIF Small Company Growth
RIDGEWORTH VARIABLE TRUST (FOR THE PERIOD                   (Class II)
BEGINNING JANUARY 1, 2009 AND ENDED APRIL 24, 2009)      Van Kampen UIF U.S. Mid Cap Value (Class II)
    RidgeWorth Large Cap Core Equity                     Van Kampen UIF U.S. Real Estate (Class II)
    RidgeWorth Large Cap Growth Stock
    RidgeWorth Large Cap Value Equity                VAN KAMPEN LIFE INVESTMENT TRUST
    RidgeWorth Mid-Cap Core Equity Fund                  LIT Capital Growth
    RidgeWorth Small Cap Value Equity                    LIT Comstock
                                                         LIT Government
RYDEX VARIABLE TRUST                                     LIT Money Market (For the period beginning
    Rydex VT Nasdaq 100 Strategy Fund*                      January 1, 2009 and ended December 18,
                                                            2009)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Van Kampen UIF Capital Growth                    VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
    Van Kampen UIF Core Plus Fixed Income                LIT Capital Growth (Class II)
    Van Kampen UIF Emerging Markets Equity               LIT Comstock (Class II)
    Van Kampen UIF Global Value Equity                   LIT Growth and Income (Class II)
    Van Kampen UIF High Yield                            LIT MidCap Growth (Class II)
    Van Kampen UIF International Magnum                  LIT Money Market (Class II) (For the period
    Van Kampen UIF Mid Cap Growth                           beginning January 1, 2009 and ended
    Van Kampen UIF U.S. Mid Cap Value                       December 18, 2009)
    Van Kampen UIF U.S. Real Estate
    Van Kampen UIF Value

--------
*  Fund was available, but had no assets at December 31, 2009

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   FAIR VALUE OF FINANCIAL ASSETS--The Financial Accounting Standards Board ("FASB") guidance on fair value measurements and disclosures establishes a fair value measurement framework, provides a single definition of fair value and requires expanded disclosure summarizing fair value measurements. This guidance provides a three-level hierarchy based on the inputs used in the valuation process. The level in the fair values hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2009 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   LEVEL 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   LEVEL 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in non-active markets.

   LEVEL 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2009 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.  EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   ADMINISTRATIVE EXPENSE CHARGE--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

4.  PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2009 were as follows:

                                                               PURCHASES
                                                              -----------
      Investments in the Advanced Series Trust Sub-Accounts:
         AST Academic Strategies Asset Allocation............ $ 2,636,241
         AST Advanced Strategies.............................   1,308,401
         AST Aggressive Asset Allocation.....................      29,553
         AST AllianceBernstein Core Value....................      26,657
         AST AllianceBernstein Growth & Income...............         619
         AST American Century Income & Growth................       4,006
         AST Balanced Asset Allocation.......................   5,686,853
         AST Bond Portfolio 2018.............................   1,050,781
         AST Bond Portfolio 2019.............................     771,048
         AST Bond Portfolio 2020 (a).........................       4,140
         AST Capital Growth Asset Allocation.................   2,857,684
         AST CLS Growth Asset Allocation.....................     150,669
         AST CLS Moderate Asset Allocation...................     954,038
         AST Cohen & Steers Realty...........................       3,014
         AST DeAm Large-Cap Value............................       2,950
         AST Federated Aggressive Growth.....................       2,395
         AST First Trust Balanced Target.....................   2,052,991
         AST First Trust Capital Appreciation Target.........   6,601,239
         AST Focus Four Plus (b).............................      20,487
         AST Global Real Estate..............................         890
         AST Goldman Sachs Concentrated Growth...............       6,752
         AST Goldman Sachs Mid-Cap Growth....................       3,400
         AST Goldman Sachs Small-Cap Value...................          30
         AST High Yield......................................      16,863
         AST Horizon Growth Asset Allocation.................      88,800
         AST Horizon Moderate Asset Allocation...............     324,144
         AST International Growth............................       8,637
         AST International Value.............................       4,286
         AST Investment Grade Bond...........................  12,229,224
         AST JPMorgan International Equity...................      20,641
         AST Large-Cap Value.................................         186

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009
(b)For the period beginning January 1, 2009 and ended November 13, 2009

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     PURCHASES
                                                                     ----------
 Investments in the Advanced Series Trust Sub-Accounts (continued):
    AST Lord Abbett Bond-Debenture.................................. $   22,987
    AST Marsico Capital Growth......................................     21,636
    AST MFS Global Equity...........................................      4,492
    AST MFS Growth..................................................      6,459
    AST Mid-Cap Value...............................................     16,766
    AST Money Market................................................  1,763,668
    AST Neuberger Berman/LSV Mid-Cap Value..........................      4,390
    AST Neuberger Berman Mid-Cap Growth.............................      3,787
    AST Neuberger Berman Small-Cap Growth...........................      1,643
    AST Niemann Capital Growth Asset Allocation.....................    204,090
    AST Parametric Emerging Markets Equity..........................     24,059
    AST PIMCO Limited Maturity Bond.................................     82,321
    AST PIMCO Total Return Bond.....................................    370,693
    AST Preservation Asset Allocation...............................  6,091,611
    AST QMA US Equity Alpha.........................................     10,673
    AST Schroders Multi-Asset World Strategies......................    749,516
    AST Small-Cap Growth............................................      2,359
    AST Small-Cap Value.............................................     13,232
    AST T. Rowe Price Asset Allocation..............................  2,552,027
    AST T. Rowe Price Global Bond...................................     59,206
    AST T. Rowe Price Large-Cap Growth..............................      9,329
    AST T. Rowe Price Natural Resources.............................     72,238
    AST UBS Dynamic Alpha...........................................  2,974,391
    AST Western Asset Core Plus Bond (c)............................        168
    Franklin Templeton VIP Founding Funds Allocation................  2,387,665
    ProFund VP Financials (d).......................................      2,778
    ProFund VP Health Care (d)......................................      2,778
    ProFund VP Large-Cap Value (e)..................................    381,424
    ProFund VP Mid-Cap Value (d)....................................      2,321
    ProFund VP Telecommunications (d)...............................      2,778
    ProFund VP Utilities (f)........................................     27,150

 Investments in the AIM Variable Insurance Funds Sub-Accounts:
    AIM V. I. Basic Balanced........................................  2,677,734
    AIM V. I. Basic Value...........................................    578,348
    AIM V. I. Capital Appreciation..................................  1,926,717
    AIM V. I. Capital Development...................................    415,207
    AIM V. I. Core Equity...........................................  3,465,695
    AIM V. I. Diversified Income....................................  2,662,305
    AIM V. I. Government Securities.................................  4,224,386
    AIM V. I. High Yield............................................    963,599

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                 PURCHASES
                                                                                 ----------
Investments in the AIM Variable Insurance Funds Sub-Accounts (continued):
   AIM V. I. International Growth............................................... $1,482,488
   AIM V. I. Large Cap Growth...................................................    679,496
   AIM V. I. Mid Cap Core Equity................................................  2,481,217
   AIM V. I. Money Market.......................................................  6,435,730
   AIM V. I. Technology.........................................................    614,077
   AIM V. I. Utilities..........................................................    589,075

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II..................................................     41,505
   AIM V. I. Basic Value II.....................................................    589,187
   AIM V. I. Capital Appreciation II............................................     79,767
   AIM V. I. Capital Development II.............................................        953
   AIM V. I. Core Equity II.....................................................    250,401
   AIM V. I. Diversified Income II..............................................     32,191
   AIM V. I. Government Securities II...........................................    126,297
   AIM V. I. High Yield II......................................................     35,189
   AIM V. I. International Growth II............................................     76,932
   AIM V. I. Large Cap Growth II................................................      1,427
   AIM V. I. Mid Cap Core Equity II.............................................    317,705
   AIM V. I. Money Market II....................................................     53,097
   AIM V. I. Technology II......................................................         43
   AIM V. I. Utilities II.......................................................     23,945

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.................................................  1,420,218
   AllianceBernstein VPS Growth & Income........................................  3,449,761
   AllianceBernstein VPS International Value....................................  2,239,212
   AllianceBernstein VPS Large Cap Growth.......................................    866,011
   AllianceBernstein VPS Small/Mid Cap Value....................................  1,467,155
   AllianceBernstein VPS Utility Income (g).....................................    419,673
   AllianceBernstein VPS Value..................................................    425,711

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced.................................................        966

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.....................................      3,439

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.....................................................     71,734

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income..........................................................      1,488
   VIF Money Market.............................................................  2,198,239

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                               PURCHASES
                                                                                              -----------
Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A............................................................................ $    63,547
   DWS Capital Growth VIP A..................................................................     113,988
   DWS Global Opportunities VIP A............................................................     104,460
   DWS Growth and Income VIP A...............................................................      13,167
   DWS International VIP A...................................................................      25,692

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II.....................................................................      83,652
   DWS Money Market VIP A II.................................................................      83,258
   DWS Small Cap Growth VIP A II.............................................................       5,268

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II.............................................................  15,247,517

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund............................................................................     706,913
   VIP Equity-Income.........................................................................     214,293
   VIP Growth................................................................................     276,056
   VIP High Income...........................................................................     146,676
   VIP Index 500.............................................................................     882,921
   VIP Investment Grade Bond.................................................................     512,512
   VIP Overseas..............................................................................     141,887

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................      24,135
   VIP Contrafund (Service Class 2)..........................................................   7,015,421
   VIP Equity-Income (Service Class 2).......................................................      40,469
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................   2,398,358
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................   2,454,447
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................     787,033
   VIP Freedom Income Portfolio (Service Class 2)............................................   1,752,251
   VIP Growth & Income (Service Class 2).....................................................     916,834
   VIP Growth (Service Class 2)..............................................................      11,122
   VIP Growth Stock (Service Class 2)........................................................     266,749
   VIP High Income (Service Class 2).........................................................   1,519,526
   VIP Index 500 (Service Class 2)...........................................................   2,086,990
   VIP Investment Grade Bond (Service Class 2)...............................................         686
   VIP Mid Cap (Service Class 2).............................................................   1,996,059
   VIP Money Market (Service Class 2)........................................................  16,167,234
   VIP Overseas (Service Class 2)............................................................       3,522

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................     410,585
   Franklin Growth and Income Securities.....................................................   4,205,770
   Franklin High Income Securities...........................................................   3,544,736
   Franklin Income Securities................................................................  25,569,126
   Franklin Large Cap Growth Securities......................................................   2,732,657

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                       PURCHASES
                                                                                      -----------
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts
  (continued):
   Franklin Small Cap Value Securities............................................... $ 4,532,257
   Franklin Small Mid-Cap Growth Securities..........................................     171,383
   Franklin U.S. Government..........................................................  16,943,113
   Mutual Global Discovery Securities (h)............................................   3,878,948
   Mutual Shares Securities..........................................................   7,483,780
   Templeton Developing Markets Securities...........................................   4,318,581
   Templeton Foreign Securities......................................................  17,752,239
   Templeton Global Bond Securities (i)..............................................   1,943,618
   Templeton Growth Securities.......................................................      78,132

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Capital Growth................................................................         121
   VIT Growth and Income.............................................................     929,168
   VIT Mid Cap Value.................................................................     266,115
   VIT Strategic International Equity................................................       2,058
   VIT Structured Small Cap Equity...................................................     684,545
   VIT Structured U.S. Equity Fund...................................................     707,925

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio...................................................................          10

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Overseas (Service Shares) (j).....................................................       1,031

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity...........................................................          21

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I (k)..........          80

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Portfolio--Class I (l)..................         181

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value.........................................................................   1,122,357
   Bond-Debenture....................................................................  11,888,765
   Growth and Income.................................................................   1,161,305
   Growth Opportunities..............................................................     741,233
   Mid-Cap Value.....................................................................   1,179,718

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth........................................................................      76,992
   MFS High Income...................................................................      68,065
   MFS Investors Trust...............................................................      84,023

--------
(h)Previously known as Mutual Discovery Securities
(i)Previously known as Templeton Global Income Securities
(l)Previously known as Legg Mason Variable Investors Portfolio I
(j)Previously known as International Growth (Service Shares)
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the MFS Variable Insurance Trust Sub-Accounts (continued):
   MFS New Discovery........................................................................ $   188,870
   MFS Research.............................................................................      30,048
   MFS Research Bond........................................................................     142,886
   MFS Utilities............................................................................     106,514

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)...............................................................      27,300
   MFS Investors Trust (Service Class)......................................................       5,310
   MFS New Discovery (Service Class)........................................................      12,461
   MFS Research (Service Class).............................................................      14,567
   MFS Utilities (Service Class)............................................................     196,531

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity........................................................................     468,899
   Capital Opportunities....................................................................   1,127,237
   Dividend Growth..........................................................................   3,662,261
   European Equity..........................................................................   4,979,732
   Global Advantage (m).....................................................................     104,257
   Global Dividend Growth...................................................................   3,022,686
   High Yield...............................................................................   1,763,380
   Income Builder...........................................................................   1,006,370
   Income Plus..............................................................................   7,829,748
   Limited Duration.........................................................................   3,376,390
   Money Market.............................................................................  15,760,267
   S&P 500 Index............................................................................   2,872,810
   Strategist...............................................................................   5,468,949
   Utilities................................................................................  21,270,658

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................     272,772
   Capital Opportunities (Class Y Shares)...................................................     783,821
   Dividend Growth (Class Y Shares).........................................................   1,605,276
   European Equity (Class Y Shares).........................................................   1,605,275
   Global Advantage (Class Y Shares) (m)....................................................      54,366
   Global Dividend Growth (Class Y Shares)..................................................   2,441,285
   High Yield (Class Y Shares)..............................................................   1,689,857
   Income Builder (Class Y Shares)..........................................................     896,163
   Income Plus (Class Y Shares).............................................................  14,266,768
   Limited Duration (Class Y Shares)........................................................   7,296,871
   Money Market (Class Y Shares)............................................................  23,660,618
   S&P 500 Index (Class Y Shares)...........................................................   7,205,334
   Strategist (Class Y Shares)..............................................................   5,789,872
   Utilities (Class Y Shares)...............................................................   6,924,793

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Partners.............................................................................       3,661

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced..................................................................... $   450,165
   Oppenheimer Capital Appreciation.........................................................     171,755
   Oppenheimer Core Bond....................................................................     217,888
   Oppenheimer Global Securities............................................................     347,227
   Oppenheimer High Income..................................................................      75,287
   Oppenheimer Main Street..................................................................     188,634
   Oppenheimer Main Street Small Cap........................................................     195,989
   Oppenheimer MidCap Fund..................................................................     125,903
   Oppenheimer Strategic Bond...............................................................     615,665

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................     938,681
   Oppenheimer Capital Appreciation (SS)....................................................   1,015,905
   Oppenheimer Core Bond (SS)...............................................................   5,890,686
   Oppenheimer Global Securities (SS).......................................................   1,889,651
   Oppenheimer High Income (SS).............................................................   2,003,407
   Oppenheimer Main Street (SS).............................................................   2,712,625
   Oppenheimer Main Street Small Cap (SS)...................................................   1,611,272
   Oppenheimer MidCap Fund (SS).............................................................     423,993
   Oppenheimer Strategic Bond (SS)..........................................................   6,222,190

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)..........................................................         489
   Money Market.............................................................................       5,756
   PIMCO Total Return.......................................................................         248
   PIMCO VIT Commodity RealReturn Strategy..................................................   1,807,702
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................     724,253
   PIMCO VIT Real Return (Advisor Shares)...................................................   3,498,507
   PIMCO VIT Total Return (Advisor Shares)..................................................  15,344,836

Investments in the Premier VIT Sub-Accounts:
   OpCap Balanced (m).......................................................................         270

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................   6,060,365
   VT Capital Appreciation (n)(o)...........................................................     106,346
   VT Capital Opportunities.................................................................     716,058
   VT Discovery Growth (p)(o)...............................................................       3,619
   VT Diversified Income....................................................................   5,055,048
   VT Equity Income (r).....................................................................  71,355,286
   VT The George Putnam Fund of Boston......................................................   4,548,779
   VT Global Asset Allocation...............................................................   4,526,188

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                           PURCHASES
                                                                          -----------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Global Equity...................................................... $   210,125
   VT Global Health Care (s).............................................   4,727,921
   VT Global Utilities (t)...............................................   3,259,538
   VT Growth and Income..................................................   7,535,734
   VT Growth Opportunities...............................................     810,301
   VT High Yield.........................................................  10,172,519
   VT Income.............................................................  13,834,745
   VT International Equity...............................................   3,975,380
   VT International Growth and Income....................................     682,423
   VT International New Opportunities....................................     855,810
   VT Investors (n)......................................................   7,157,262
   VT Mid Cap Value......................................................     977,271
   VT Money Market.......................................................  69,890,900
   VT New Opportunities (p)..............................................   7,664,302
   VT New Value (o)(q)...................................................   2,094,163
   VT OTC & Emerging Growth (o)(u).......................................      24,147
   VT Research...........................................................     666,021
   VT Small Cap Value....................................................   2,601,988
   VT Vista (u)..........................................................  11,899,112
   VT Voyager............................................................   6,109,227

Investments in the RidgeWorth Variable Trust Sub-Accounts:
   RidgeWorth Large Cap Core Equity Fund (m).............................      17,504
   RidgeWorth Large Cap Growth Stock (m).................................      67,561
   RidgeWorth Large Cap Value Equity Fund (m)............................      96,083
   RidgeWorth Mid-Cap Core Equity Fund (m)...............................      30,273
   RidgeWorth Small Cap Value Equity Fund (m)............................      28,125

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth.........................................     612,669
   Van Kampen UIF Core Plus Fixed Income.................................     572,663
   Van Kampen UIF Emerging Markets Equity................................   3,654,112
   Van Kampen UIF Global Value Equity....................................       1,479
   Van Kampen UIF High Yield.............................................         475
   Van Kampen UIF International Magnum...................................   2,066,188
   Van Kampen UIF Mid Cap Growth.........................................   1,334,057
   Van Kampen UIF U.S. Mid Cap Value.....................................   1,640,815
   Van Kampen UIF U.S. Real Estate.......................................   1,713,937
   Van Kampen UIF Value..................................................       4,104

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)......................................... $    178,743
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    3,824,306
   Van Kampen UIF Emerging Markets Equity (Class II)................................    1,580,445
   Van Kampen UIF Equity and Income (Class II)......................................    3,837,251
   Van Kampen UIF Global Franchise (Class II).......................................   10,944,424
   Van Kampen UIF Int'l Growth Equity (Class II)....................................      697,308
   Van Kampen UIF Mid Cap Growth (Class II).........................................    1,422,824
   Van Kampen UIF Small Company Growth (Class II)...................................    1,125,123
   Van Kampen UIF U.S. Mid Cap Value (Class II).....................................    1,366,781
   Van Kampen UIF U.S. Real Estate (Class II).......................................    6,319,544

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Capital Growth...............................................................      837,232
   LIT Comstock.....................................................................    2,778,487
   LIT Government...................................................................      305,055
   LIT Money Market (v).............................................................    2,035,449

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Capital Growth (Class II)....................................................      987,342
   LIT Comstock (Class II)..........................................................    9,265,736
   LIT Growth and Income (Class II).................................................    6,642,988
   LIT Mid Cap Growth (Class II)....................................................    1,045,285
   LIT Money Market (Class II) (v)..................................................   11,894,959
                                                                                     ------------
                                                                                     $787,529,607
                                                                                     ============

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

5.  FINANCIAL HIGHLIGHTS

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation
   2009...............  831    $ 8.37 -  8.66     $7,097        2.23%       1.15 - 2.60%     21.20 -  22.94%
   2008...............  867      6.91 -  7.05      6,065        2.29        1.15 - 2.60     -33.56 - -32.61
   2007 (ad)..........  348     10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2009...............  257      8.79 -  9.10      2,313        2.97        1.15 - 2.60      23.00 -  24.76
   2008...............  189      7.51 -  7.29      1,365        3.21        1.15 - 2.60     -31.59 -  30.60
   2007 (ad)..........  118     10.44 - 10.51      1,239        0.18        1.00 - 2.65       4.42 -   5.15

   AST Aggressive Asset Allocation
   2009...............   14      7.43 -  7.45        107        1.38        1.50 - 1.65      26.34 -  26.53
   2008...............   15      5.88 -  5.89         87        1.54        1.50 - 1.65     -43.26 - -43.18
   2007 (ad)..........    5     10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value
   2009...............    8      6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
   2008...............    4      5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (ad)..........    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income
   2009...............    2      7.01 -  7.07         15        1.93        1.15 - 1.50      17.43 -  17.83
   2008...............    5      5.93 -  6.00         30        2.11        1.15 - 2.00     -41.85 - -41.73
   2007 (ad)..........    5     10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST American Century Income & Growth
   2009...............    1      7.14 -  7.14          8        2.64        1.50 - 1.50      16.03 -  16.03
   2008...............    2      6.15 -  6.15         11        1.80        1.50 - 1.50     -35.71 - -35.71
   2007 (ad)..........  < 1      9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation
   2009...............  971      8.68 -  8.99      8,667        1.45        1.15 - 2.65      20.11 -  21.89
   2008...............  616      7.22 -  7.38      4,519        1.11        1.15 - 2.65     -30.54 - -29.51
   2007 (ad)..........   64     10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

   AST Bond Portfolio 2018
   2009...............   98     11.19 - 11.28      1,105        0.29        1.50 - 2.00      -7.89 -  -7.44
   2008...............   86     12.15 - 12.19      1,051        0.00        1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2009...............   33     11.05 - 11.14        366        0.52        1.50 - 2.00      -9.51 -  -9.07
   2008...............    6     12.22 - 12.25         75        0.00        1.50 - 1.90      21.81 -  22.13

--------
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Bond Portfolio 2020
   2009 (a)..........    0    $ 8.82 -  8.82     $    2       0.00%        1.50 - 1.50%    -11.82 - -11.82%
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Capital Growth Asset Allocation
   2009..............  689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
   2008..............  662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68
   2007 (ad).........  256     10.38 - 10.45      2,666       0.33         1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2009..............   22      8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
   2008..............    9      6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

   AST CLS Moderate Asset Allocation
   2009..............  185      8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
   2008..............  102      7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

   AST Cohen & Steers Realty
   2009..............    4      7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
   2008..............    4      5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (ad).........    1      9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

   AST DeAm Large-Cap Value
   2009..............    2      7.04 -  7.13         17       0.89         1.15 - 1.65      16.34 -  16.91
   2008 (x)..........    2      6.05 -  6.10         13       6.23         1.15 - 1.65    - 38.32 - -38.01
   2007 (ad).........  < 1      9.77 -  9.84          1       0.00         1.00 - 2.65     - 2.26 -  -1.58

   AST DeAm Small-Cap Value
   2008..............   --        NA - NA            --       0.00           -- - --            NA - NA
   2007 (ad).........  < 1      8.80 -  8.86        < 1       0.00         1.00 - 2.65    - 11.40 - -12.12

   AST Federated Aggressive Growth
   2009..............    1      7.33 -  7.42         11       0.24         1.15 - 1.65      30.50 -  31.15
   2008..............    2      5.62 -  5.66         12       0.00         1.15 - 1.65    - 45.00 - -44.73
   2007 (ad).........  < 1     10.17 - 10.24          1       0.00         1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target
   2009..............  327      8.01 -  8.29      2,680       3.70         1.15 - 2.60      20.71 -  22.44
   2008..............  275      6.63 -  6.77      1,845       3.49         1.15 - 2.60    - 36.15 - -35.23
   2007 (ad).........  238     10.39 - 10.46      2,479       0.46         1.00 - 2.65       3.86 -   4.58

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009
(x)For the period beginning January 1, 2008 and ended July 18, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST First Trust Capital Appreciation Target
   2009.............. 1,369   $ 7.47 -  7.73    $10,439       2.21%        1.15 - 2.60%     22.78 -  24.54%
   2008.............. 1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60    - 42.22 - -41.38
   2007 (ad).........   441    10.52 - 10.60      4,653       0.19         1.00 - 2.65       5.22 -   5.95

   AST Focus Four Plus
   2009 (b)..........    --      N/A - N/A           --         --         1.00 - 2.95      11.11 -  17.15
   2008 (y)..........     2     7.46 -  7.49         13       0.00         1.15 - 2.00    - 25.36 - -25.09

   AST Global Real Estate
   2009..............    <1     8.18 -  8.18          2       3.99         1.15 - 1.15      33.56 -  33.56
   2008 (y)..........   < 1     6.13 -  6.13        < 1       0.00         1.15 - 1.15    - 39.78 - -39.78

   AST Goldman Sachs Concentrated Growth
   2009..............     5     9.02 -  9.10         45       0.00         1.15 - 1.50      47.19 -  47.70
   2008..............     5     6.13 -  6.16         30       0.53         1.15 - 1.50    - 41.15 - -40.95
   2007 (ad).........   < 1    10.37 - 10.44         10       0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth
   2009..............     6     9.31 -  9.50         57       0.00         1.15 - 2.00      54.01 -  55.31
   2008..............     6     6.09 -  6.12         38       0.00         1.15 - 1.50    - 41.67 - -41.47
   2007 (ad).........   < 1    10.38 - 10.46          2       0.00         1.00 - 2.65       3.84 -   4.57

   AST Goldman Sachs Small-Cap Value
   2009..............    <1     9.60 -  9.60          3       1.27         1.15 - 1.15      25.40 -  25.40
   2008..............   < 1     7.66 -  7.66          2       0.00         1.15 - 1.15    - 23.68 - -23.68

   AST High Yield
   2009..............     3    10.31 - 10.41         35       6.83         1.15 - 1.55      33.48 -  34.01
   2008..............     5     7.72 -  7.77         39       9.59         1.15 - 1.55    - 26.68 -  26.39
   2007 (ad).........   < 1    10.48 - 10.56          2       0.00         1.00 - 2.65       4.83 -   5.56

   AST Horizon Growth Asset Allocation
   2009..............    16     8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22
   2008..............    15     7.12 -  7.16        106       0.05         1.15 - 2.10    - 29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2009..............    53     9.19 -  9.32        492       0.25         1.15 - 2.00      20.96 -  21.98
   2008..............    37     7.60 -  7.64        279       0.02         1.15 - 2.00    - 24.68 - -24.25

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009
(y)For the period beginning July 21, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST International Growth
   2009..............    10   $ 7.21 -  7.30    $    75        1.84%       1.15 - 1.65%     33.09 -  33.75%
   2008..............    12     5.39 -  5.46         63        1.83        1.15 - 2.00    - 51.21 - -50.80
   2007 (ad).........     2    11.03 - 11.10         24        0.62        1.00 - 2.65      10.26 -  11.03

   AST International Value
   2009..............    11     7.35 -  7.50         84        2.22        1.15 - 2.00      27.94 -  29.01
   2008..............    12     5.74 -  5.81         71        5.61        1.15 - 2.00    - 45.10 - -44.64
   2007 (ad).........     5    10.43 - 10.50         57        1.16        1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2009..............   439    11.74 - 11.91      5,204        1.71        1.15 - 2.05       9.07 -  10.04
   2008 (w).......... 1,085    10.76 - 10.83     11,724        0.00        1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2009..............     7     7.91 -  8.07         55        2.70        1.15 - 2.00      33.21 -  34.33
   2008..............     8     5.94 -  6.01         46        4.94        1.15 - 2.00     -42.53 - -42.05
   2007 (ad).........     5    10.30 - 10.37         51        2.13        1.00 - 2.65       3.02 -   3.74

   AST Large-Cap Value
   2009..............     1     6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
   2008..............     1     5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (ad).........     2     9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 -  -4.11

   AST Lord Abbett Bond-Debenture
   2009..............     6    10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
   2008..............     4     7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (ad).........   < 1    10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2009..............    10     7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
   2008..............     7     6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (ad).........     1    10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

   AST MFS Global Equity
   2009..............     5     8.80 -  8.87         43        3.06        1.15 - 1.50      29.56 -  30.01
   2008..............    12     6.79 -  6.82         85        2.29        1.15 - 1.50     -34.97 - -34.74
   2007 (ad).........     1    10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST MFS Growth
   2009..............    2    $ 8.35 -  8.35     $   16       0.21%        1.15 - 1.15%     22.89 -  22.89%
   2008..............    1      6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2009..............    4      8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
   2008..............    2      5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83
   2007 (ad).........  < 1      9.71 -  9.78          4       0.00         1.00 - 2.65      -2.89 -  -2.21

   AST Money Market
   2009..............  123      9.99 - 10.20      1,250       0.27         1.15 - 2.00      -1.72 -  -0.90
   2008..............   99     10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34
   2007 (ad).........    7     10.09 - 10.16         66       0.30         1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman /LSV Mid-Cap Value
   2009..............    4      7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
   2008..............    5      5.70 -  5.74         27       4.06         1.15 - 1.65     -43.20 - -42.92
   2007 (ad).........  < 1      9.99 - 10.05          2       0.00         1.00 - 2.65      -0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2009..............    4      7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
   2008..............    4      5.87 -  5.91         24       0.00         1.15 - 1.65     -44.11 -  43.83
   2007 (ad).........  < 1     10.46 - 10.53          1       0.00         1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2009..............    1      7.69 -  7.75          7       0.00         1.15 - 1.50      20.75 -  21.17
   2008..............    1      6.37 -  6.40          5       0.00         1.15 - 1.50     -43.39 - -43.19
   2007 (ad).........  < 1     11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 -  12.72

   AST Niemann Capital Growth Asset Allocation
   2009..............   24      8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
   2008..............   17      7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

   AST Parametric Emerging Markets Equity
   2009..............    3      9.15 -  9.20         28       1.00         1.15 - 1.50      64.05 -  64.62
   2008 (y)..........    1      5.59 -  5.59          5       0.00         1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2009..............   14     11.16 - 11.29        160       4.81         1.15 - 1.65       8.44 -   8.97
   2008..............   18     10.29 - 10.36        185       4.32         1.15 - 1.65      -0.53 -  -0.03

--------
(y)For the period beginning July 21, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST PIMCO Total Return Bond
   2009..............   35    $11.59 - 11.83     $  412        2.67%       1.15 - 2.00%     14.24 -  15.20%
   2008..............   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (ad).........    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

   AST Preservation Asset Allocation
   2009..............  895      9.60 -  9.94      8,805        1.46        1.15 - 2.60      16.99 -  18.67
   2008..............  556      8.20 -  8.37      4,624        0.97        1.15 - 2.60     -21.53 - -20.40
   2007 (ad).........   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha
   2009..............    4      7.03 -  7.13         29        2.91        1.15 - 1.75      19.72 -  20.43
   2008..............   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (ad).........    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies
   2009..............   89      8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
   2008..............   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (ad).........   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Small-Cap Growth
   2009..............  < 1      8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
   2008..............  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2009..............    3      8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
   2008..............    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (ad).........    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

   AST T. Rowe Price Asset Allocation
   2009..............  572      8.88 -  9.19      5,192        2.23        1.15 - 2.60      20.99 -  22.73
   2008..............  451      7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79
   2007 (ad).........  276     10.16 - 10.23      2,811        1.66        1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Global Bond
   2009..............   10     11.23 - 11.37        113        6.65        1.15 - 1.65      10.29 -  10.84
   2008..............    6     10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54
   2007 (ad).........    1     10.57 - 10.64          6        0.00        1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2009..............    4      8.92 -  9.00         39        0.00        1.15 - 1.50      51.10 -  51.62
   2008..............    4      5.91 -  5.93         22        0.43        1.15 - 1.50     -41.45 - -41.24
   2007 (ad).........    2     10.04 - 10.11         19        0.14        1.00 - 2.65       0.37 -   1.07

--------
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST T. Rowe Price Natural Resources
   2009..............   15    $ 8.42 -  8.52     $  131       1.45%        1.15 - 1.65%     46.92 -  47.65%
   2008..............   14      5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56
   2007 (ad).........    4     11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 -  16.74

   AST UBS Dynamic Alpha
   2009..............  361      9.22 -  9.55      3,404       0.87         1.15 - 2.60      18.92 -  20.63
   2008..............  269      7.75 -  7.91      2,115       0.40         1.15 - 2.60     -19.70 - -18.55
   2007 (ad).........  144      9.65 -  9.72      1,395       1.34         1.00 - 2.65      -3.46 -  -2.78

   AST Western Asset Core Plus Bond
   2009 (c)..........   --     10.36 - 10.70         --       0.00         1.00 - 2.95       6.98 -  10.52

   Franklin Templeton VIP Founding Funds Allocation
   2009..............  363      8.41 -  8.57      3,099       2.96         1.15 - 2.30      27.14 -  28.58
   2008 (z)..........  251      6.62 -  6.67      1,672       4.30         1.15 - 2.30     -34.36 - -33.86

   ProFund VP Financials
   2009 (d)..........   --      6.03 - 12.81         --       0.00         1.00 - 2.90       13.87 - 28.14

   ProFund VP Health Care
   2009 (d)..........   --      9.83 -  9.83          0       0.00         1.50 - 1.50      17.79 -  17.79

   ProFund VP Large-Cap Value
   2009 (e)..........   28      7.32 -  7.32        208       2.30         2.10 - 2.10      17.01 -  17.01

   ProFund VP Mid-Cap Value
   2009 (d)..........  < 1      8.34 -  8.34          4       1.97         1.50 - 1.50      28.94 -  28.94

   ProFund VP Telecommunications
   2009 (d)..........   --      7.69 -  7.69          0       9.52         1.50 - 1.50       5.73 -   5.73

   ProFund VP Utilities
   2009 (f)..........    4      7.88 -  7.88         29       6.68         1.50 - 1.50       9.10 -   9.10

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009
(z)For the period beginning May 1, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
   AIM V. I. Basic Balanced
   2009................  2,124  $ 7.97 - 10.32    $ 20,163      4.84%        1.10 - 1.85%     31.37 -  32.38%
   2008................  2,509    6.07 -  7.80      18,062      4.11         1.10 - 1.85     -39.46 - -39.00
   2007................  3,322   11.41 - 12.78      39,458      2.82         1.10 - 1.75       0.41 -   1.08
   2006................  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -   9.35
   2005................  5,030    9.21 - 11.57      54,653      1.36         1.10 - 1.85       3.35 -   4.14

   AIM V. I. Basic Value
   2009................    984    9.79 - 10.29       9,877      1.53         1.10 - 1.70      45.51 -  46.38
   2008................  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007................  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43
   2006................  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 -  11.97
   2005................  2,572   12.78 - 13.11      33,202      0.09         1.10 - 1.70       3.96 -   4.58

   AIM V. I. Capital Appreciation
   2009................  9,902    6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
   2008................ 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007................ 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23
   2006................ 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -   5.56
   2005................ 11,585    7.59 - 11.34     116,355      0.06         0.70 - 2.30       6.34 -   8.08

   AIM V. I. Capital Development
   2009................    742   10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
   2008................    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007................  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63
   2006................  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 -  15.25
   2005................  1,693   11.42 - 16.04      25,091      0.00         1.10 - 1.70       7.76 -   8.41

   AIM V. I. Core Equity
   2009................  9,116    9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
   2008................ 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007................ 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36
   2006................ 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -   8.65
   2005................  8,733    9.47 - 11.54     106,417      1.40         1.10 - 1.85       3.37 -   4.16

   AIM V. I. Diversified Income
   2009................  1,012   10.44 - 10.75      11,196      9.96         1.10 - 1.85       9.02 -   9.86
   2008................  1,095    9.58 -  9.79      11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007................  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -   0.61
   2006................  1,872   11.60 - 11.67      22,591      5.61         1.10 - 1.85       2.55 -   3.34
   2005................  2,286   11.30 - 11.31      26,844      5.89         1.10 - 1.85       1.00 -   1.78

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Government Securities
   2009................ 1,137   $13.92 - 15.24    $16,970       4.25%        1.10 - 1.70%     -1.70 -   1.11%
   2008................ 1,525    14.16 - 15.41     23,070       3.60         1.10 - 1.70      10.42 -  11.08
   2007................ 1,660    12.82 - 13.87     22,709       3.74         1.10 - 1.70       4.54 -   5.17
   2006................ 1,951    12.27 - 13.19     25,477       3.52         1.10 - 1.70       1.81 -   2.42
   2005................ 2,587    12.05 - 12.88     33,125       2.90         1.10 - 1.70      -0.05 -   0.55

   AIM V. I. High Yield
   2009................   614    12.02 - 14.22      7,295       8.24         1.10 - 1.85      49.96 -  51.12
   2008................   716     7.96 -  9.48      5,649       9.03         1.10 - 1.85     -27.07 - -26.51
   2007................   950    10.83 - 13.00     10,238       6.51         1.10 - 1.85      -0.64 -   0.13
   2006................ 1,225    10.81 - 13.08     13,245       7.66         1.10 - 1.85       8.69 -   9.53
   2005................ 1,578     9.87 - 12.03     15,601       8.13         1.10 - 1.85       0.82 -   1.60

   AIM V. I. International Growth
   2009................ 1,989    10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
   2008................ 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007................ 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46
   2006................ 3,717    15.76 - 15.78     62,827       1.01         1.10 - 1.85      25.87 -  26.83
   2005................ 3,971    12.44 - 12.52     53,896       0.66         1.10 - 1.85      16.64 -  25.24

   AIM V. I. Large Cap Growth
   2009................   941     9.46 -  9.66      8,987       0.34         1.10 - 1.70      23.87 -  24.61
   2008................ 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007................ 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37
   2006 (ae)........... 1,721    11.07 - 11.11     19,086       0.33         1.10 - 1.70      10.69 -  11.06

   AIM V. I. Mid Cap Core Equity
   2009................ 1,019    11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
   2008................ 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007................ 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34
   2006................ 1,898    12.35 - 16.59     28,749       0.91         1.10 - 2.20       8.83 -  10.03
   2005................ 2,172    11.35 - 15.08     30,351       0.55         1.10 - 2.20       5.29 -   6.44

   AIM V. I. Money Market
   2009................ 1,450    10.66 - 12.16     17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
   2008................ 1,947    10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007................ 1,818    10.80 - 12.17     21,740       4.55         1.10 - 1.70       2.77 -   3.39
   2006................ 1,821    10.51 - 11.77     21,080       4.26         1.10 - 1.70       2.52 -   3.14
   2005................ 1,793    10.25 - 11.42     20,186       2.40         1.10 - 1.70       0.79 -   1.40

--------
(ae)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Technology
   2009.................   296   $10.80 - 11.17    $ 3,239       0.00%        1.10 - 1.70%     54.75 -  55.68%
   2008.................   281     6.98 -  7.18      1,985       0.00         1.10 - 1.70     -45.44 - -45.11
   2007.................   375    12.79 - 13.08      4,858       0.00         1.10 - 1.70       5.88 -   6.52
   2006.................   453    12.08 - 12.28      5,519       0.00         1.10 - 1.70       8.62 -   9.28
   2005.................   536    11.12 - 11.23      5,997       0.00         1.10 - 1.70       0.47 -   1.06

   AIM V. I. Utilities
   2009.................   454    15.42 - 15.95      7,117       4.44         1.10 - 1.70      12.99 -  13.67
   2008.................   528    13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007.................   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 -  19.32
   2006.................   842    17.30 - 17.58     14,683       3.26         1.10 - 1.70      23.35 -  24.09
   2005.................   999    14.02 - 14.17     14,081       2.50         1.10 - 1.70      14.87 -  15.56

Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts:
   AIM V. I. Basic Balanced II
   2009.................   107     8.57 -  9.14        960       4.39         1.30 - 2.10      30.77 -  31.82
   2008.................   133     6.56 -  6.93        907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007.................   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -   0.62
   2006.................   173    10.90 - 11.34      1,938       1.59         1.30 - 2.10       7.98 -   8.84
   2005.................   204    10.10 - 10.42      2,103       1.22         1.30 - 2.10       2.84 -   3.65

   AIM V. I. Basic Value II
   2009.................   976    10.40 - 11.36     10,466       1.13         1.29 - 2.59      43.91 -  45.83
   2008................. 1,178     7.23 -  7.79      8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007................. 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -   0.05
   2006................. 1,431    15.63 - 16.40     22,198       0.12         1.29 - 2.59      10.02 -  11.49
   2005................. 1,573    14.20 - 14.71     21,968       0.00         1.29 - 2.59       2.71 -   4.07

   AIM V. I. Capital Appreciation II
   2009.................   412     9.84 - 10.75      4,102       0.26         1.29 - 2.59      17.59 -  19.16
   2008.................   445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007.................   546    14.98 - 15.93      7,992       0.00         1.29 - 2.59       8.82 -  10.28
   2006.................   620    13.76 - 14.45      8,274       0.00         1.29 - 2.59       3.32 -   4.69
   2005.................   570    13.32 - 13.80      7,538       0.00         1.29 - 2.59       5.77 -   7.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Capital Development II
   2009................   36    $10.95 - 11.59     $  410       0.00%        1.30 - 2.00%     39.18 -  40.16%
   2008................   42      7.87 -  8.27        336       0.00         1.30 - 2.00     -48.18 - -47.81
   2007................   47     15.19 - 15.85        733       0.00         1.30 - 2.00       8.35 -   9.11
   2006................   41     14.02 - 14.52        592       0.00         1.30 - 2.00      13.96 -  14.76
   2005................   42     12.30 - 12.65        523       0.00         1.30 - 2.00       7.09 -   7.86

   AIM V. I. Core Equity II
   2009................  275      9.52 - 10.00      2,814       1.48         1.29 - 2.59      24.67 -  26.33
   2008................  328      7.64 -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22
   2007................  389     11.25 - 11.50      4,618       0.90         1.29 - 2.59       5.07 -   6.48
   2006................  474     10.71 - 10.80      5,296       0.94         1.29 - 2.59       7.09 -   8.04
   2005................   43     11.01 - 11.33        478       1.23         1.30 - 2.00       2.99 -   3.72

   AIM V. I. Diversified Income II
   2009................   27      9.92 - 10.57        282       8.26         1.30 - 2.10       8.59 -   9.46
   2008................   38      9.13 -  9.66        357       8.83         1.30 - 2.10     -17.68 - -17.01
   2007................   46     11.10 - 11.64        528       7.08         1.30 - 2.10      -0.61 -   0.20
   2006................   48     11.16 - 11.61        552       5.03         1.30 - 2.10       2.01 -   2.83
   2005................   66     10.94 - 11.29        732       5.93         1.30 - 2.10       0.55 -   1.35

   AIM V. I. Government Securities II
   2009................   87     11.83 - 12.61      1,074       2.87         1.30 - 2.10      -2.33 -   1.55
   2008................  195     12.11 - 12.81      2,435       4.59         1.30 - 2.10       9.65 -  10.53
   2007................   95     11.04 - 11.59      1,089       3.33         1.30 - 2.10       3.89 -   4.73
   2006................  124     10.63 - 11.06      1,362       2.90         1.30 - 2.10       1.14 -   1.95
   2005................  202     10.51 - 10.85      2,177       2.87         1.30 - 2.10      -0.67 -   0.10

   AIM V. I. High Yield II
   2009................   30     14.72 - 15.56        461       8.40         1.30 - 2.00      49.06 -  50.10
   2008................   36      9.87 - 10.37        372       9.43         1.30 - 2.00     -27.27 - -26.76
   2007................   47     13.58 - 14.15        651       6.61         1.30 - 2.00      -1.00 -  -0.30
   2006................   52     13.71 - 14.20        732       7.55         1.30 - 2.00       8.23 -   8.99
   2005................   64     12.67 - 13.03        830       8.84         1.30 - 2.00       0.40 -   1.11

   AIM V. I. International Growth II
   2009................   49     15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17
   2008................   59     11.82 - 12.51        719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007................   78     20.31 - 21.31      1,636       0.39         1.30 - 2.10      12.06 -  12.96
   2006................   86     18.12 - 18.87      1,593       1.08         1.30 - 2.10      26.23 -  81.20
   2005................   66     14.53 - 14.95        973       0.64         1.30 - 2.00      15.36 -  16.18

--------
(au)For the period beginning March 1, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Large Cap Growth II
   2009................   65    $ 9.25 -  9.52     $  610       0.01%        1.30 - 2.10%     23.07 -  24.06%
   2008................   84      7.52 -  7.67        639       0.00         1.30 - 2.10     -39.70 - -39.21
   2007................   88     12.46 - 12.62      1,106       0.00         1.30 - 2.10      12.89 -  13.80
   2006 (ae)...........   95     11.04 - 11.09      1,047       0.00         1.30 - 2.10      10.40 -  10.89

   AIM V. I. Mid Cap Core Equity II
   2009................  332     11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18
   2008................  392      9.03 -  9.54      3,809       1.25         1.29 - 2.44     -30.42 - -29.60
   2007................  488     12.98 - 13.55      6,739       0.05         1.29 - 2.44       6.60 -   7.87
   2006................  545     12.17 - 12.56      6,990       0.67         1.29 - 2.44       8.28 -   9.55
   2005................  637     11.24 - 11.46      7,457       0.37         1.29 - 2.44       4.66 -   5.89

   AIM V. I. Money Market II
   2009................  159      9.47 - 10.35      1,626       0.06         1.30 - 2.40      -2.31 -   1.23
   2008................  198      9.69 - 10.48      2,045       1.74         1.30 - 2.40      -0.63 -   0.47
   2007................  228      9.76 - 10.43      2,352       4.00         1.30 - 2.40       1.80 -   2.93
   2006................  213      9.58 - 10.13      2,143       3.63         1.30 - 2.40       1.55 -   2.67
   2005................  286      9.44 -  9.87      2,794       2.16         1.30 - 2.40      -5.63 -   0.95

   AIM V. I. Technology II
   2009................    4     10.54 - 10.87         45       0.00         1.30 - 1.85      54.26 -  55.11
   2008................    6      6.83 -  7.01         43       0.00         1.30 - 1.85     -45.77 - -45.47
   2007................    9     12.53 - 12.85        119       0.00         1.30 - 2.00       5.34 -   6.08
   2006................   10     11.89 - 12.12        123       0.00         1.30 - 2.00       8.04 -   8.80
   2005................   12     11.01 - 11.14        132       0.00         1.30 - 2.00      -0.06 -   0.63

   AIM V. I. Utilities II
   2009................   29     15.08 - 15.56        452       3.64         1.30 - 1.85      12.51 -  13.13
   2008................   42     13.40 - 13.75        572       2.51         1.30 - 1.85     -33.75 - -33.38
   2007................   48     20.23 - 20.64        971       1.81         1.30 - 1.85      18.11 -  18.76
   2006................   50     17.13 - 17.38        873       3.80         1.30 - 1.85      22.96 -  23.64
   2005................   39     13.93 - 14.06        550       2.37         1.30 - 1.85      14.41 -  15.04

--------
(ae)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   AllianceBernstein VPS Growth
   2009..............  3,442  $ 6.43 - 11.47    $ 28,380      0.00%        0.70 - 2.59%     29.43 -  31.94%
   2008..............  3,866    4.87 -  8.86      24,187      0.00         0.70 - 2.59     -44.09 - -43.00
   2007..............  5,068    8.55 - 15.84      55,665      0.00         0.70 - 2.59       9.73 -  11.87
   2006..............  6,256    7.64 - 14.44      59,865      0.00         0.70 - 2.59      -3.79 - - 1.93
   2005..............  6,832    7.79 - 15.01      64,949      0.00         0.70 - 2.59       8.75 -  10.86

   AllianceBernstein VPS Growth & Income
   2009..............  7,866   10.62 - 11.55      76,440      3.38         0.70 - 2.59      17.23 -  19.51
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12
   2006.............. 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 -  16.17
   2005.............. 17,601   13.47 - 13.57     207,806      1.29         0.70 - 2.59       1.89 -   3.87

   AllianceBernstein VPS International Value
   2009..............  2,299    9.51 - 10.12      22,857      1.01         1.29 - 2.59      30.88 -  32.63
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21
   2006..............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 -  33.38
   2005 (af).........  1,299   11.80 - 11.90      15,418      0.09         1.29 - 2.59      17.97 -  19.02

   AllianceBernstein VPS Large Cap Growth
   2009..............  3,398    6.68 - 11.30      22,723      0.00         0.70 - 2.59      33.56 -  36.15
   2008..............  3,924    4.91 -  8.46      19,367      0.00         0.70 - 2.59     -41.38 - -40.24
   2007..............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 -  12.82
   2006..............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 -  -1.33
   2005..............  6,159    7.37 - 13.47      46,607      0.00         0.70 - 2.59      11.88 -  14.04

   AllianceBernstein VPS Small/Mid Cap Value
   2009..............  1,511   15.59 - 17.03      25,089      0.79         1.29 - 2.59      38.96 -  40.82
   2008..............  1,815   11.22 - 12.09      21,471      0.47         1.29 - 2.59     -37.42 - -36.58
   2007..............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -   0.21
   2006..............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 -  12.73
   2005..............  2,513   16.29 - 16.88      41,919      0.56         1.29 - 2.59       3.88 -   5.26

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product Series
  Fund Sub-Accounts
  (continued):
   AllianceBernstein VPS Utility Income
   2009 (g)...............   --       N/A - N/A       $   --       5.56%        1.29 - 2.59%      7.29 -   8.34%
   2008...................  424    $ 9.59 - 10.06      4,191       2.95         1.29 - 2.59     -38.40 - -37.57
   2007...................  519     15.56 - 16.12      8,265       2.05         1.29 - 2.59      18.87 -  20.46
   2006...................  460     13.09 - 13.38      6,119       2.45         1.29 - 2.59      30.91 -  33.83
   2005 (af)..............  290     10.89 - 10.98      3,174       0.29         1.29 - 2.44       8.92 -   9.78

   AllianceBernstein VPS Value
   2009...................  272      7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48
   2008...................  274      6.74 -  7.08      1,914       2.24         1.29 - 2.59     -42.55 - -41.78
   2007...................  311     11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41
   2006...................  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59      17.90 -  19.47
   2005 (af)..............  135     10.66 - 10.76      1,449       0.52         1.29 - 2.59       6.62 -   7.57

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2009...................    1     14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82
   2008...................    1     12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007...................    2     15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42
   2006...................    3     15.21 - 15.36         50       2.24         1.35 - 1.45       8.05 -   8.15
   2005...................    4     14.08 - 14.20         53       1.94         1.35 - 1.45       3.43 -   3.53

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2009...................    3      5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
   2008...................    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007...................   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55
   2006...................   26      6.35 -  9.85        233       0.11         1.15 - 1.65       7.42 -   7.96
   2005...................   31      5.91 -  9.12        256       0.00         1.15 - 1.65       1.92 -   2.43

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2009.................   53    $ 8.66 - 10.26     $  527       1.91%        1.15 - 1.85%     24.00 -  24.89%
   2008.................   73      6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86
   2007.................  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05
   2006.................  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 -  14.18
   2005.................  163      9.66 - 11.13      1,717       1.54         1.15 - 1.85       2.76 -   3.50

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2009.................   13      9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
   2008.................   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007.................   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20
   2006.................   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 -  13.21
   2005.................   31      8.89 - 11.07        328       1.30         1.15 - 1.85       1.45 -   2.17

   VIF Money Market
   2009.................   97     10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -   1.02
   2008.................  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007.................   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66
   2006.................   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -   3.40
   2005.................   89      9.90 - 11.32        941       2.51         1.15 - 1.85       0.76 -   1.49

Investments in the
  DWS Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2009.................   40     12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
   2008.................   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007.................   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44
   2006.................   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -   3.98
   2005.................   85     13.38 - 13.47      1,143       3.39         0.70 - 0.80       1.78 -   1.89

   DWS Capital Growth VIP A
   2009.................  119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
   2008.................  122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45
   2007.................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80
   2006.................  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -   7.77
   2005.................  239     10.52 - 10.59      2,527       0.80         0.70 - 0.80       8.09 -   8.20

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable Series I
  Sub-Accounts
  (continued):
   DWS Global Opportunities VIP A
   2009..................   54    $20.29 - 20.52     $1,100       1.61%        0.70 - 0.80%     47.02 -  47.17%
   2008..................   54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32
   2007..................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56
   2006..................   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 -  21.23
   2005..................   89     21.17 - 21.33      1,899       0.60         0.70 - 0.80      17.25 -  17.36

   DWS Growth and Income VIP A
   2009..................   51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
   2008..................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007..................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64
   2006..................  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 -  12.83
   2005..................  116      9.96 - 10.03      1,160       1.25         0.70 - 0.80       5.22 -   5.33

   DWS International VIP A
   2009..................   46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
   2008..................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007..................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78
   2006..................   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 -  25.03
   2005..................   74     11.59 - 11.67        866       1.66         0.70 - 0.80      15.24 -  15.36

Investments in the
  DWS Variable Series II
  Sub-Accounts:
   DWS Balanced VIP A II
   2009..................  149     10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
   2008..................  155      8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007..................  169     12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10
   2006..................  179     11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -   9.47
   2005 (af).............  238     10.63 - 10.64      2,531       0.00         0.70 - 0.80       6.33 -   6.41

   DWS Money Market VIP A II
   2009..................   56     10.62 - 10.66        596       0.45         0.70 - 0.80       -0.47 - -0.37
   2008..................   87     10.67 - 10.70        935       2.62         0.70 - 0.80        1.83 -  1.93
   2007..................   98     10.48 - 10.50      1,033       4.98         0.70 - 0.80        4.16 -  4.27
   2006 (ag).............  101     10.06 - 10.07      1,013       1.27         0.70 - 0.80        0.64 -  0.66

--------
(ag)For the period beginning November 3, 2006, and ending December 31, 2006
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable Series II
  Sub-Accounts
  (continued):
   DWS Small Cap Growth VIP A II
   2009..................    39   $ 8.91 -  8.96    $   347       0.00%        0.70 - 0.80%     39.48 -  39.62%
   2008..................    39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007..................    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45
   2006..................    47    12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -   4.53
   2005 (af).............    66    11.60 - 11.61        760       0.00         0.70 - 0.80      15.98 -  16.06

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2009.................. 1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85       -1.41 - -0.70
   2008..................   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85        0.66 -  1.38
   2007..................   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85        2.84 -  3.58
   2006..................   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85        2.60 -  3.33
   2005..................   573     9.88 - 10.92      6,335       2.59         1.15 - 1.85        0.81 -  1.53

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2009..................   526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
   2008..................   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007..................   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24
   2006..................   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 -  10.44
   2005.................. 1,152    11.73 - 17.23     16,506       0.28         1.15 - 1.65      15.03 -  15.60

   VIP Equity-Income
   2009..................   109     9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
   2008..................   109     7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007..................   179    13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36
   2006..................   267    13.78 - 16.09      4,159       3.28         1.15 - 1.65      18.23 -  18.82
   2005..................   413    11.65 - 13.54      5,397       1.69         1.15 - 1.65       4.14 -   4.66

   VIP Growth
   2009..................   460     7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
   2008..................   540     5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77
   2007..................   643    10.97 - 14.02      7,458       0.84         1.15 - 1.65      24.88 -  25.51
   2006..................   827     8.78 - 11.17      7,662       0.42         1.15 - 1.65       5.11 -   5.63
   2005.................. 1,080     6.45 - 10.58      9,443       0.51         1.15 - 1.65       4.07 -   4.59

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP High Income
   2009..................   115   $11.56 - 12.45    $ 1,314        7.37%       1.15 - 1.65%     41.60 -  42.31%
   2008..................   156     8.16 -  8.75      1,263        7.45        1.15 - 1.65     -26.21 - -25.84
   2007..................   233    11.06 - 11.80      2,567        7.51        1.15 - 1.65       1.10 -   1.60
   2006..................   298    10.94 - 11.61      3,249        6.94        1.15 - 1.65       9.42 -   9.97
   2005..................   379    10.00 - 10.56      3,766       14.71        1.15 - 1.65       1.02 -   1.53

   VIP Index 500
   2009..................   622     8.16 -  8.49      5,253        2.40        1.15 - 1.65      24.53 -  25.16
   2008..................   690     6.52 -  6.82      4,707        1.93        1.15 - 1.65     -38.03 - -37.72
   2007..................   904    10.47 - 11.01      9,912        3.62        1.15 - 1.65       3.70 -   4.23
   2006.................. 1,120    10.05 - 10.61     11,743        1.82        1.15 - 1.65      13.84 -  14.41
   2005.................. 1,435     8.27 -  8.78     13,080        1.82        1.15 - 1.65       3.11 -   3.63

   VIP Investment Grade Bond
   2009..................   147    15.53 - 16.19      2,376        8.84        1.25 - 1.65      13.83 -  14.29
   2008..................   184    13.64 - 14.16      2,600        4.51        1.25 - 1.65      -4.83 -  -4.45
   2007..................   234    14.33 - 14.82      3,460        4.47        1.25 - 1.65       2.63 -   3.04
   2006..................   286    13.97 - 14.39      4,096        4.24        1.25 - 1.65       2.65 -   3.06
   2005..................   352    13.61 - 13.96      4,901        3.72        1.25 - 1.65       0.52 -   0.93

   VIP Overseas
   2009..................   143     8.98 -  9.07      1,486        1.93        1.15 - 1.65      24.46 -  25.08
   2008..................   172     7.22 -  7.25      1,437        2.21        1.15 - 1.65     -44.73 - -44.45
   2007..................   241    13.05 - 15.56      3,642        3.37        1.15 - 1.65      15.38 -  15.96
   2006..................   287    11.25 - 13.48      3,724        0.89        1.15 - 1.65      16.15 -  16.73
   2005..................   314     9.64 - 11.61      3,514        0.65        1.15 - 1.65      17.10 -  17.69

Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2009..................     9    10.14 - 10.36         88        1.57        1.35 - 1.60      30.29 -  30.62
   2008..................     5     7.93 -  7.93         40        1.75        1.35 - 1.35     -36.81 - -36.81
   2007..................     5    12.55 - 12.55         66        3.65        1.35 - 1.35      16.99 -  16.99
   2006..................     6    10.58 - 10.73         63        1.52        1.35 - 1.60       5.02 -   5.29
   2005..................     5    10.07 - 10.19         49        1.48        1.35 - 1.60       1.91 -   2.17

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Contrafund (Service Class 2)
   2009.................. 7,788   $ 9.01 - 10.79    $ 77,547      1.12%        1.29 - 2.59%     31.96 -  33.72%
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78
   2006.................. 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -   8.55
   2005.................. 2,203    11.81 - 11.92      26,417      0.01         1.29 - 2.59      18.12 -  19.17

   VIP Equity-Income (Service Class 2)
   2009..................   106     9.59 - 10.32       1,018      1.75         1.35 - 2.00      27.29 -  28.13
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10
   2006..................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 -  18.31
   2005..................   314    11.23 - 12.40       3,533      1.43         1.35 - 2.00       4.15 -  23.99

   VIP Freedom 2010 Portfolio (Service Class 2)
   2009..................   969     9.67 - 10.14       9,706      3.65         1.29 - 2.54      20.81 -  22.36
   2008.................. 1,046     8.03 -  8.29       8,586      3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -   7.02
   2006 (ah).............   328    10.42 - 10.48       3,433      2.90         1.29 - 2.24       4.15 -   4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2009..................   775     9.25 -  9.60       7,366      3.23         1.29 - 2.29      25.60 -  26.89
   2008..................   724     7.39 -  7.57       5,433      2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -   8.84
   2006 (ah).............   198    10.46 - 10.51       2,075      2.67         1.29 - 1.99       4.63 -   5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2009..................   318     8.85 -  9.12       2,867      2.12         1.29 - 2.09      28.44 -  29.49
   2008..................   284     6.93 -  7.04       1,987      2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -   9.64
   2006 (ah).............   109    10.48 - 10.52       1,146      2.56         1.29 - 1.89       4.79 -   5.22

   VIP Freedom Income Portfolio (Service Class 2)
   2009..................   345    10.42 - 10.82       3,692      3.70         1.29 - 2.29      12.01 -  13.16
   2008..................   275     9.40 -  9.56       2,616      4.16         1.29 - 1.89     -12.39 - -11.86
   2007..................   179    10.73 - 10.84       1,936      5.64         1.29 - 1.89       3.90 -   4.54
   2006 (ah).............    54    10.33 - 10.37         561      5.44         1.29 - 1.89       3.31 -   3.73

--------
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Growth & Income (Service Class 2)
   2009.................. 1,061   $ 9.24 -  9.83    $10,243        0.84%       1.29 - 2.59%     23.73 -  25.38%
   2008.................. 1,138     7.47 -  7.84      8,791        0.99        1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234        1.45        1.29 - 2.59       8.95 -  10.41
   2006.................. 1,180    12.11 - 12.38     14,521        0.53        1.29 - 2.59       9.94 -  11.40
   2005 (af).............   621    11.02 - 11.11      6,884        0.00        1.29 - 2.59      10.16 -  11.14

   VIP Growth (Service Class 2)
   2009..................    35     6.82 -  7.12        250        0.15        1.35 - 1.85      25.60 -  26.24
   2008..................    63     5.43 -  5.64        359        0.61        1.35 - 1.85     -48.29 - -48.02
   2007..................    66    10.49 - 10.86        722        0.40        1.35 - 1.85      24.30 -  24.94
   2006..................    75     8.44 -  8.69        654        0.17        1.35 - 1.85       4.61 -   5.14
   2005..................    86     8.07 -  8.26        717        0.26        1.35 - 1.85       3.56 -   4.08

   VIP Growth Stock (Service Class 2)
   2009..................   176     8.83 -  9.16      1,594        0.05        1.29 - 2.29      41.12 -  42.56
   2008..................   187     6.25 -  6.43      1,192        0.00        1.29 - 2.29     -46.04 - -45.49
   2007..................   147    11.67 - 11.79      1,724        0.00        1.29 - 1.89      19.99 -  20.73
   2006 (ah).............    47     9.73 -  9.77        456        0.00        1.29 - 1.89      -2.74 -  -2.34

   VIP High Income (Service Class 2)
   2009..................   669    11.54 - 12.19      8,136        7.88        1.29 - 2.44      39.97 -  41.61
   2008..................   785     8.24 -  8.61      6,771        8.10        1.29 - 2.44     -26.97 - -26.11
   2007..................   964    11.29 - 11.65     11,264        8.39        1.29 - 2.44       0.03 -   1.21
   2006..................   950    11.28 - 11.51     11,001        9.54        1.29 - 2.44       8.32 -   9.60
   2005..................   549    10.41 - 10.50      5,887       14.03        1.29 - 2.59       4.05 -   4.98

   VIP Index 500 (Service Class 2)
   2009..................   873     8.34 -  8.71      7,544        2.27        1.29 - 2.44      23.22 -  24.67
   2008..................   871     6.77 -  6.98      6,059        2.16        1.29 - 2.44     -38.70 - -37.97
   2007..................   805    11.04 - 11.26      9,066        3.44        1.29 - 2.44       2.60 -   3.82
   2006..................   358    10.76 - 10.85      3,927        0.99        1.29 - 2.44       7.61 -   8.46
   2005..................   184     9.58 -  9.81      1,797        1.62        1.35 - 1.85       2.63 -   3.15

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Investment Grade Bond (Service Class 2)
   2009..................    <1   $13.06 - 13.06    $     1       9.98%        1.50 - 1.50%     13.74 -  13.74%
   2008..................     1    11.48 - 11.48          7       5.56         1.50 - 1.50     -4.91 -   -4.91
   2007..................     1    12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51
   2006..................     2    11.78 - 11.78         21       3.44         1.50 - 1.50       2.58 -   2.58
   2005..................     2    11.49 - 11.49         24       3.40         1.50 - 1.50       0.37 -   0.37

   VIP Mid Cap (Service Class 2)
   2009.................. 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84
   2006.................. 1,846    13.17 - 13.47     22,815       0.11         1.29 - 2.59      10.96 -  31.72
   2005 (af).............   703    12.04 - 12.14      8,508       0.00         1.29 - 2.44      20.41 -  21.36

   VIP Money Market (Service Class 2)
   2009.................. 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59     -2.13 -   -0.04
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60
   2006 (ah)............. 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -   2.35

   VIP Overseas (Service Class 2)
   2009..................     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46
   2006..................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 -  31.73
   2005 (af).............     6    11.67 - 16.58         74       0.49         1.35 - 1.80      16.65 -  17.18

Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2009..................   397    10.32 - 10.98      4,282       0.00         1.29 - 2.59      29.53 -  31.25
   2008..................   437     7.97 -  8.36      3,600       0.12         1.29 - 2.59     -36.99 - -36.15
   2007..................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 -  12.84
   2006..................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 -  13.54
   2005 (af).............   131    11.09 - 11.18      1,457       0.15         1.29 - 2.44      10.90 -  11.78

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Growth and Income Securities
   2009..............  3,531  $11.89 - 13.17    $ 45,548      4.62%        1.29 - 2.69%     23.15 -  24.92%
   2008..............  4,023    9.66 - 10.54      41,666      3.28         1.29 - 2.69     -36.89 - -35.98
   2007..............  4,938   15.30 - 16.47      80,067      2.34         1.29 - 2.69      -6.31 - - 4.96
   2006..............  5,458   16.34 - 17.33      93,369      2.40         1.29 - 2.69      13.62 -  15.25
   2005..............  5,741   14.38 - 15.03      85,475      2.65         1.29 - 2.69       0.74 -   2.18

   Franklin High Income Securities
   2009..............    908   11.82 - 12.76      11,343      6.81         1.28 - 2.59      39.00 -  40.88
   2008..............    850    8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007..............  1,006   11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40
   2006..............  1,172   11.44 - 11.80      13,689      6.41         1.28 - 2.44       6.70 -   7.98
   2005..............  1,146   10.72 - 10.93      12,447      6.61         1.28 - 2.44       0.80 -   2.00

   Franklin Income Securities
   2009.............. 16,850   11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
   2008.............. 19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007.............. 23,607   12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43
   2006.............. 20,822   12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 -  16.74
   2005.............. 12,501   11.05 - 11.30     140,500      3.28         1.28 - 2.59       0.31 -  10.50

   Franklin Large Cap Growth Securities
   2009..............  5,184    9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
   2008..............  5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007..............  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85
   2006..............  5,670   11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 -  11.79
   2005..............  2,903   10.35 - 10.51      30,389      0.29         1.29 - 2.49      -0.24 -   3.49

   Franklin Small Cap Value Securities
   2009..............  2,387   10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
   2008..............  2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007..............  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63
   2006..............  3,842   13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 -  15.50
   2005..............  3,217   11.36 - 18.38      59,475      0.70         1.28 - 2.69       5.85 -  13.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Small Mid-Cap Growth Securities
   2009..............    151  $15.62 - 18.29    $  2,308      0.00%        1.15 - 2.34%     40.22 -  41.93%
   2008..............    158   11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15
   2007..............    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96
   2006..............    215   18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -   7.45
   2005..............    231   17.20 - 19.19       3,826      0.00         1.15 - 2.34       2.34 -   3.59

   Franklin U.S. Government
   2009..............  3,519   11.18 - 12.13      41,848      3.63         1.29 - 2.69       0.32 -   1.76
   2008..............  3,759   11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007..............  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22
   2006..............  1,941   10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -   2.68
   2005..............  1,485   10.14 - 10.39      15,353      4.40         1.29 - 2.69      -0.34 -   1.09

   Mutual Global Discovery Securities (h)
   2009..............  2,263    9.98 - 10.48      24,825      1.11         1.29 - 2.59      20.12 -  21.73
   2008..............  2,484    8.31 -  8.61      22,418      2.32         1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 -  10.40
   2006..............  1,515   10.95 - 13.85      18,246      0.68         1.29 - 2.54       9.47 -  21.47
   2005 (af).........    248   11.32 - 11.40       2,826      0.38         1.29 - 2.44      13.16 -  14.05

   Mutual Shares Securities
   2009..............  9,119   12.90 - 18.17     117,555      1.83         1.15 - 2.69      22.66 -  24.61
   2008.............. 10,508   10.51 - 14.59     109,605      2.92         1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678      1.50         1.15 - 2.69       0.68 -   2.29
   2006.............. 13,386   17.06 - 22.93     219,784      1.27         1.15 - 2.69      15.21 -  17.03
   2005.............. 10,392   14.81 - 19.60     147,674      0.87         1.15 - 2.69       7.59 -   9.29

   Templeton Developing Markets Securities
   2009..............    910   30.81 - 33.61      29,859      4.09         1.29 - 2.49      68.30 -  70.37
   2008..............  1,006   18.19 - 19.73      19,433      2.78         1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314      2.27         1.15 - 2.59      25.43 -  27.31
   2006..............  1,202   21.81 - 31.48      39,374      1.08         1.15 - 2.59      24.78 -  26.63
   2005..............  1,123   17.22 - 25.23      29,194      1.15         1.15 - 2.59      24.14 -  72.20

--------
(h)Previously known as Mutual Discovery Securities
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Templeton Foreign Securities
   2009...............  8,365  $13.26 - 17.10    $134,982       3.25%       1.15 - 2.69%     33.36 -  35.48%
   2008...............  9,583    9.79 - 12.82     115,017       2.41        1.15 - 2.69     -41.98 - -41.06
   2007............... 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13
   2006............... 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 -  20.06
   2005...............  8,679   12.12 - 16.65     125,225       1.09        1.15 - 2.69       7.21 -   8.91

   Templeton Global Bond Securities (i)
   2009...............    131   19.42 - 27.33       2,855      13.65        1.15 - 2.39      15.85 -  17.33
   2008...............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007...............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73
   2006...............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 -  11.48
   2005...............    272   13.56 - 18.14       4,101       6.12        1.15 - 2.39      -4.18 -  -5.39

   Templeton Growth Securities
   2009...............    106   10.69 - 15.51       1,542       2.84        1.15 - 1.85      28.68 -  29.60
   2008...............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007...............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17
   2006...............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 -  20.42
   2005...............    375   12.23 - 17.23       5,988       1.16        1.15 - 1.85       6.86 -   7.62

Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Capital Growth
   2009...............      4    6.99 - 10.62          31       0.47        1.15 - 1.65      45.33 -  46.06
   2008...............      4    4.81 -  7.27          21       0.13        1.15 - 1.65     -42.71 - -42.42
   2007...............      4    8.40 - 12.63          40       0.14        1.15 - 1.65       8.32 -   8.87
   2006...............      7    7.75 - 11.60          62       0.11        1.15 - 1.65       6.79 -   7.32
   2005...............      9    7.26 - 10.81          74       0.14        1.15 - 1.65       1.26 -   1.77

   VIT Growth and Income
   2009...............    617    9.07 -  9.65       5,856       1.74        1.29 - 2.59      15.25 -  16.79
   2008...............    623    7.87 -  8.27       5,075       1.81        1.29 - 2.59     -35.43 - -34.57
   2007...............    779   12.19 - 12.63       9,743       1.89        1.29 - 2.59      -2.35 -  -1.04
   2006...............    712   12.49 - 12.77       9,037       2.04        1.29 - 2.59      19.46 -  21.05
   2005...............    429   10.45 - 10.55       4,518       3.04        1.29 - 2.59       4.53 -   5.46

--------
(i)Previously known as Templeton Global Income Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   VIT Mid Cap Value
   2009...............   485   $10.22 - 10.88    $ 5,208       1.72%        1.29 - 2.59%     29.70 -  31.43%
   2008...............   539     7.88 -  8.27      4,412       0.98         1.29 - 2.59     -38.36 - -37.53
   2007...............   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59      -0.02 -   1.32
   2006...............   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59      13.16 -  14.67
   2005...............   667    11.30 - 11.40      7,597       1.06         1.29 - 2.59      13.00 -  14.01

   VIT Strategic International Equity
   2009...............    <1     7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
   2008...............   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007...............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68
   2006...............   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15      20.71 -  20.71
   2005...............     3    12.42 - 12.82         33       0.30         1.15 - 1.59      11.92 -  12.41

   VIT Structured Small Cap Equity
   2009............... 1,338     8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
   2008............... 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007............... 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006............... 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59       9.37 -  10.99
   2005............... 1,214    11.27 - 18.80     13,903       0.42         1.15 - 2.59       4.86 -  12.67

   VIT Structured U.S. Equity Fund
   2009...............   945     8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58
   2008............... 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007............... 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61
   2006............... 1,117    12.31 - 13.81     13,962       1.32         1.15 - 2.59       9.98 -  11.60
   2005...............   668    11.20 - 12.38      7,517       1.35         1.15 - 2.59      11.95 -   5.30

Investments in the
  Janus Aspen Series
  Sub-Account:
   Forty Portfolio
   2009...............     1    14.58 - 14.58         17       0.04         1.50 - 1.50      44.14 -  44.14
   2008...............     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007...............     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93
   2006...............     2    13.63 - 13.63         22       0.35         1.50 - 1.50       7.71 -   7.71
   2005...............     2    12.65 - 12.65         21       0.21         1.50 - 1.50      11.16 -  11.16

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Janus Aspen Series
  (Service Shares)
  Sub-Account:
   Foreign Stock (Service Shares)
   2008 (aa)(ac)......   --         N/A - N/A      $--         0.00%        0.00 - 0.00%          N/A - N/A
   2007...............    2    $22.14 - 22.14       54         1.44         1.50 - 1.50      16.47 -  16.47%
   2006...............    2     19.01 - 19.01       47         1.59         1.50 - 1.50      16.29 -  16.29
   2005...............    2     16.35 - 16.35       40         0.77         1.50 - 1.50       4.65 -   4.65

   Overseas (Service Shares) (j)
   2009...............   --         N/A - N/A       --         0.75         1.50 - 1.50      76.39 -  76.39
   2008 (ab)(ac)......    2      9.70 -  9.70       24         0.00         1.50 - 1.50       0.00 -   0.00

Investments in the
  Lazard Retirement
  Series, Inc.
  Sub-Account:
   Emerging Markets Equity
   2009...............   <1     44.78 - 44.78        1         2.57         1.50 - 1.50      67.30 -  67.30
   2008...............  < 1     26.77 - 26.77        1         0.25         1.50 - 1.50     -49.49 - -49.49
   2007...............  < 1     52.99 - 52.99       21         0.99         1.50 - 1.50      31.30 -  31.30
   2006...............    1     40.36 - 40.36       24         0.53         1.50 - 1.50      28.00 -  28.00
   2005...............    1     31.35 - 31.35       22         0.21         1.50 - 1.50      38.67 -  38.67

Investments in the
  Legg Mason Variable
  Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I (k)
   2009...............   <1      7.56 -  7.56        1         1.34         1.50 - 1.50      27.42 -  27.42
   2008...............  < 1      5.93 -  5.93        1         0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (ai)..........    1      9.50 -  9.50        8         2.50         1.50 - 1.50      -5.01 -  -5.01

--------
(j)Previously known as International Growth (Service Shares)
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(aa)For the period beginning January 1, 2008 and ended April 29, 2008
(ab)For the period beginning April 30, 2008 and ended December 31, 2008
(ac)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ai)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Portfolio--Class I (l)
   2009..................   < 1   $10.64 - 10.64    $     1       1.78%        1.50 - 1.50%     22.63 -  22.63%
   2008..................   < 1     8.67 -  8.67          1       0.30         1.50 - 1.50     -36.59 - -36.59
   2007..................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33
   2006..................     1    13.37 - 13.37          9       1.65         1.50 - 1.50      16.49 -  16.49
   2005..................     1    11.47 - 11.47          8       1.19         1.50 - 1.50       4.93 -   4.93

Investments in the
  Lord Abbett Series
  Fund Sub-Account:
   All Value
   2009..................   919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
   2008..................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007.................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34
   2006.................. 1,138    12.66 - 13.05     14,734       0.69         1.29 - 2.59      11.68 -  13.17
   2005..................   772    11.34 - 11.53      8,862       0.54         1.29 - 2.59       5.58 -  13.40

   Bond-Debenture
   2009.................. 2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
   2008.................. 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007.................. 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81
   2006.................. 3,077    10.86 - 11.19     34,209       7.41         1.29 - 2.59       6.50 -   7.92
   2005.................. 1,735    10.20 - 10.37     17,927       8.07         1.29 - 2.59       0.00 -   2.01

   Growth and Income
   2009.................. 2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
   2008.................. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007.................. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10
   2006.................. 3,372    12.49 - 12.87     43,120       1.52         1.29 - 2.59      14.25 -  15.76
   2005.................. 2,117    10.93 - 11.11     23,456       1.60         1.29 - 2.59       1.92 -   9.32

   Growth Opportunities
   2009.................. 1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
   2008.................. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007.................. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71
   2006.................. 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 -  19.22
   2005..................   459    11.35 - 11.52      5,268       0.00         1.29 - 2.44       3.28 -  13.51

--------
(l)Previously known as Legg Mason Variable Investors Portfolio I
(ak)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series
  Fund Sub-Account
  (continued):
   Mid-Cap Value
   2009................. 2,856   $ 9.13 -  9.79    $27,522       0.45%        1.29 - 2.59%     23.33 -  24.98%
   2008................. 3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14
   2007................. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72
   2006................. 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 -  10.79
   2005................. 3,079    11.70 - 11.90     36,499       0.74         1.29 - 2.59       6.83 -  17.01

Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts:
   MFS Growth
   2009.................   103     5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
   2008.................   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007.................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78
   2006.................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -   6.66
   2005.................   319     5.27 - 11.09      2,641       0.00         1.15 - 1.65       7.41 -   7.94

   MFS High Income
   2009.................    40    12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
   2008.................    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007.................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50
   2006.................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -   9.01
   2005.................    73    11.79 - 12.09        873       6.89         1.25 - 1.65       0.49 -   0.89

   MFS Investors Trust
   2009.................   186     8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
   2008.................   225     6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007.................   278    11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04
   2006.................   334    10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 -  11.71
   2005.................   401     8.60 - 10.31      3,774       0.55         1.15 - 1.65       5.56 -   6.09

   MFS New Discovery
   2009.................   147    14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
   2008.................   165     8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007.................   199    11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34
   2006.................   226    14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 -  11.92
   2005.................   261     8.56 - 10.39      3,548       0.00         1.15 - 1.65       3.53 -   4.02

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   MFS Research
   2009.................   80    $ 7.16 -  9.45     $  670       1.44%        1.15 - 1.65%     28.41 -  29.05%
   2008.................   91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82
   2007.................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90
   2006.................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -   9.22
   2005.................  205      7.33 -  9.48      1,755       0.47         1.15 - 1.65       6.04 -   6.57

   MFS Research Bond
   2009.................   89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
   2008.................  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007.................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91
   2006.................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -   2.76
   2005.................  214     13.70 - 14.05      2,997       5.20         1.25 - 1.65      -0.14 -   0.26

   MFS Utilities
   2009.................   14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
   2008.................   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007.................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43
   2006.................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 -  79.97
   2005.................   13     13.57 - 13.80        173       0.52         1.35 - 1.65      15.28 -  35.71

Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class)
   2009.................   35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
   2008.................   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007.................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23
   2006.................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -   6.16
   2005.................   78      7.96 -  8.15        634       0.00         1.35 - 1.85       6.91 -   7.46

   MFS Investors Trust (Service Class)
   2009.................   21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
   2008.................   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007.................   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54
   2006.................   72     10.34 - 10.64        759       0.26         1.35 - 1.85      10.61 -  11.18
   2005.................   77      9.34 -  9.57        733       0.31         1.35 - 1.85       5.05 -   5.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  (Service Class)
  Sub-Accounts
  (continued):
   MFS New Discovery (Service Class)
   2009................     29  $ 9.54 -  9.96    $    286      0.00%        1.35 - 1.85%     59.91 -  60.72%
   2008................     43    5.96 -  6.20         263      0.00         1.35 - 1.85     -40.64 - -40.34
   2007................     71   10.05 - 10.39         739      0.00         1.35 - 1.85       0.35 -   0.86
   2006................    106   10.01 - 10.30       1,084      0.00         1.35 - 1.85      10.85 -  11.41
   2005................    116    9.03 -  9.25       1,075      0.00         1.35 - 1.85       3.09 -   3.62

   MFS Research (Service Class)
   2009................     19    8.73 -  9.12         174      1.09         1.35 - 1.85      27.79 -  28.44
   2008................     23    6.83 -  7.10         161      0.32         1.35 - 1.85     -37.44 - -37.12
   2007................     41   10.92 - 11.29         456      0.51         1.35 - 1.85      10.83 -  11.40
   2006................     46    9.85 - 10.14         464      0.31         1.35 - 1.85       8.17 -   8.72
   2005................     47    9.11 -  9.32         439      0.30         1.35 - 1.85       5.59 -   6.12

   MFS Utilities (Service Class)
   2009................     78   14.78 - 18.88       1,367      4.06         1.35 - 2.00      30.21 -  31.08
   2008................     80   10.85 - 11.28       1,080      1.36         1.35 - 1.85     -38.96 - -38.65
   2007................     96   17.77 - 18.38       2,075      0.86         1.35 - 1.85      25.19 -  25.83
   2006................    100   14.20 - 14.61       1,715      1.80         1.35 - 1.85      28.55 -  29.20
   2005................    102   11.04 - 11.31       1,352      0.68         1.35 - 1.85      14.42 -  15.00

Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2009................  1,101    8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
   2008................  1,256    5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007................  1,607   11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82
   2006................  2,252    9.36 - 10.10      28,821      0.00         0.70 - 2.05       5.66 -   7.09
   2005................  2,887    8.86 -  9.43      30,046      0.00         0.70 - 2.05      20.68 -  22.31

   Capital Opportunities
   2009................  5,606    8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
   2008................  6,492    5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99
   2007................  7,901   10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70
   2006................ 10,130    8.43 -  8.67     351,734      0.00         0.70 - 2.05       2.08 -   3.46
   2005................ 13,231    8.15 -  8.49     459,943      0.00         0.70 - 2.05      15.77 -  17.33

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Dividend Growth
   2009...............  7,306  $ 9.10 - 10.90    $178,672      1.84%        0.70 - 2.05%     21.78 -  23.44%
   2008...............  8,577    7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007............... 10,695   11.98 - 13.97     343,677      1.25         0.70 - 2.05       2.10 -   3.49
   2006............... 13,870   11.74 - 13.50     439,541      1.33         0.70 - 2.05       8.85 -  10.32
   2005............... 18,424   10.78 - 12.24     545,559      1.26         0.70 - 2.05       3.47 -   4.87

   European Equity
   2009...............  2,151    9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
   2008...............  2,531    7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007...............  3,140   13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78
   2006...............  3,921   12.24 - 12.68     131,420      1.72         0.70 - 2.05      27.58 -  29.31
   2005...............  5,072    9.60 -  9.81     134,885      1.17         0.70 - 2.05       6.49 -   7.93

   Global Advantage
   2009 (m)...........     --     N/A - N/A            --      1.20         0.70 - 2.05      -4.55 -  -4.15
   2008...............    903    6.08 -  6.25       5,841      1.09         0.70 - 2.05     -44.98 - -44.23
   2007...............  1,141   10.90 - 11.35      13,342      0.91         0.70 - 2.05      14.70 -  16.27
   2006...............  1,556    9.37 -  9.90      15,728      0.78         0.70 - 2.05      16.15 -  17.73
   2005...............  2,048    7.96 -  8.52      17,769      0.28         0.70 - 2.05       4.64 -   6.05

   Global Dividend Growth
   2009...............  3,333   10.19 - 11.88      55,976      4.87         0.70 - 2.05      14.08 -  15.63
   2008...............  3,937    8.94 - 10.27      57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007...............  5,011   15.44 - 17.51     126,523      1.96         0.70 - 2.05       4.84 -   6.27
   2006...............  6,387   14.73 - 16.48     154,443      1.98         0.70 - 2.05      19.47 -  21.09
   2005...............  8,403   12.33 - 13.61     169,963      1.63         0.70 - 2.05       4.19 -   5.60

   High Yield
   2009...............  1,184    7.01 -  8.91      15,689      8.04         0.70 - 1.98      41.73 -  43.55
   2008...............  1,352    4.88 -  6.29      12,526      2.51         0.70 - 1.98     -24.64 - -23.66
   2007...............  1,685    6.40 -  8.30      20,551      6.67         0.70 - 2.05       2.05 -   3.44
   2006...............  2,215    6.19 -  8.13      26,456      6.92         0.70 - 2.05       7.08 -   8.53
   2005...............  2,986    5.70 -  7.60      33,636      6.98         0.70 - 2.05       0.12 -   1.47

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
   2009...............  1,001  $12.59 - 14.44    $ 15,658      3.19%        0.70 - 2.05%     22.62 -  24.29%
   2008...............  1,177   10.27 - 11.62      15,008      0.80         0.70 - 2.05     -27.78 - -26.80
   2007...............  1,483   14.22 - 15.87      26,173      2.78         0.70 - 2.05       1.10 -   2.48
   2006...............  1,893   14.06 - 15.49      32,764      2.59         0.70 - 2.05      11.90 -  13.42
   2005...............  2,399   12.57 - 13.66      37,101      2.63         0.70 - 2.05       4.79 -   6.21

   Income Plus
   2009...............  4,147   14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
   2008...............  4,810   11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007...............  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24
   2006...............  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -   4.96
   2005...............  9,929   12.32 - 14.56     219,645      5.10         0.70 - 2.05       1.23 -   2.61

   Limited Duration
   2009...............  1,520    9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
   2008...............  1,529    9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007...............  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22
   2006...............  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -   3.56
   2005...............  3,545   10.78 - 11.91      40,508      3.87         0.70 - 1.85       0.01 -   1.16

   Money Market
   2009...............  5,289   10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
   2008...............  7,145   10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007...............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19
   2006...............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -   3.89
   2005...............  9,494    9.93 - 11.13     134,039      2.68         0.70 - 2.05       0.71 -   2.07

   S&P 500 Index
   2009...............  3,670    8.07 -  8.67      35,552      2.69         0.70 - 2.05      23.77 -  25.45
   2008...............  3,976    6.52 -  6.91      30,896      2.46         0.70 - 2.05     -38.35 - -37.51
   2007...............  4,836   10.58 - 11.05      60,707      1.81         0.70 - 2.05       3.08 -   4.49
   2006...............  6,425   10.26 - 10.58      77,960      1.62         0.70 - 2.05      13.22 -  14.75
   2005...............  9,063    9.06 -  9.22      96,741      1.62         0.70 - 2.05       2.52 -   3.91

   Strategist
   2009...............  4,779   11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
   2008...............  5,406    9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51
   2007...............  6,556   13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87
   2006...............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05      12.69 -  14.21
   2005............... 10,340   11.10 - 12.27     271,309      1.90         0.70 - 2.05       6.13 -   7.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Utilities
   2009...............  2,729  $ 9.08 - 10.06    $ 62,830      3.00%        0.70 - 1.98%     16.92 -  18.43%
   2008...............  3,369    7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007...............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49
   2006...............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 -  19.48
   2005...............  6,612    8.50 -  8.98     143,844      2.34         0.70 - 2.05      12.30 -  13.82

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2009...............  1,615   15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
   2008...............  1,870    9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007...............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84
   2006...............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -   6.26
   2005...............  2,999   15.88 - 16.45      28,565      0.00         1.29 - 2.59      19.56 -  21.15

   Capital Opportunities (Class Y Shares)
   2009...............  5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
   2008...............  6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42
   2007...............  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69
   2006............... 10,777   14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 -  55.26
   2005............... 12,195   14.61 - 15.14     119,287      0.00         1.29 - 2.59      14.85 -  16.38

   Dividend Growth (Class Y Shares)
   2009...............  6,186   10.73 - 11.72      60,772      1.60         1.29 - 2.59      20.73 -  22.34
   2008...............  6,855    8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007...............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55
   2006............... 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -   9.40
   2005............... 11,696   13.15 - 13.62     135,625      1.08         1.29 - 2.59       2.63 -   4.00

   European Equity (Class Y Shares)
   2009...............  1,793   14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
   2008...............  2,096   11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007...............  2,706   20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85
   2006...............  3,485   18.41 - 19.32      44,439      1.49         1.29 - 2.59      26.52 -  28.21
   2005...............  3,838   14.55 - 15.07      38,367      0.97         1.29 - 2.59       5.56 -   6.96

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Global Advantage (Class Y Shares)
   2009 (m)...........     --     N/A - N/A      $     --      0.80%        1.29 - 2.59%     -4.78 -  -4.38%
   2008...............    688  $10.13 - 10.92       4,424      0.73         1.29 - 2.59     -45.41 - -44.68
   2007...............    857   18.56 - 19.75      10,007      0.68         1.29 - 2.59      13.65 -  15.17
   2006...............  1,036   16.33 - 17.15      10,541      0.55         1.29 - 2.59      15.29 -  16.83
   2005...............  1,190   14.17 - 14.68      10,387      0.05         1.29 - 2.59       3.69 -   5.07

   Global Dividend Growth (Class Y Shares)
   2009...............  2,685   11.87 - 12.97      29,257      4.59         1.29 - 2.59      13.11 -  14.62
   2008...............  2,979   10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007...............  3,861   18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38
   2006...............  4,671   17.59 - 18.47      72,767      1.74         1.29 - 2.59      18.46 -  20.04
   2005...............  5,317   14.85 - 15.38      69,331      1.47         1.29 - 2.59       3.43 -   4.81

   High Yield (Class Y Shares)
   2009...............  1,655   13.45 - 14.69      15,526      7.67         1.29 - 2.59      40.54 -  42.41
   2008...............  1,904    9.57 - 10.32      12,774      2.49         1.29 - 2.59     -25.19 - -24.19
   2007...............  2,582   12.79 - 13.61      22,673      6.45         1.29 - 2.59       1.20 -   2.55
   2006...............  3,372   12.64 - 13.27      28,708      6.71         1.29 - 2.59       6.19 -   7.61
   2005...............  4,278   11.90 - 12.33      33,289      7.05         1.29 - 2.59      -0.71 -   0.61

   Income Builder (Class Y Shares)
   2009...............  1,204   12.57 - 13.73      15,100      2.82         1.29 - 2.59      21.66 -  23.29
   2008...............  1,415   10.33 - 11.14      14,458      0.76         1.29 - 2.59     -28.35 - -27.39
   2007...............  2,330   14.42 - 15.34      33,014      2.58         1.29 - 2.59       0.19 -   1.53
   2006...............  3,086   14.39 - 15.11      43,341      2.37         1.29 - 2.59      11.02 -  12.49
   2005...............  3,485   12.96 - 13.43      43,791      2.46         1.29 - 2.59       3.95 -   5.34

   Income Plus (Class Y Shares)
   2009............... 10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
   2008............... 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007............... 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36
   2006............... 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -   3.98
   2005............... 16,194   10.50 - 10.88     191,363      4.85         1.29 - 2.59       0.41 -   1.75

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Limited Duration (Class Y Shares)
   2009...............  6,355  $ 8.34 -  9.11    $ 58,968      4.16%        1.29 - 2.59%      2.82 -   4.20%
   2008...............  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007...............  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47
   2006............... 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -   2.69
   2005............... 11,553    9.68 - 10.03     120,269      3.70         1.29 - 2.59      -1.11 -   0.20

   Money Market (Class Y Shares)
   2009...............  7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
   2008............... 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007...............  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31
   2006...............  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -   3.01
   2005...............  9,420    9.64 -  9.99      94,188      2.51         1.29 - 2.59        1.21 - -0.11

   S&P 500 Index (Class Y Shares)
   2009...............  8,739   11.30 - 12.35      81,763      2.42         1.29 - 2.59      22.80 -  24.44
   2008...............  9,510    9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007............... 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64
   2006............... 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 -  13.73
   2005............... 15,651   13.12 - 13.60     157,007      1.40         1.29 - 2.59       1.74 -   3.09

   Strategist (Class Y Shares)
   2009...............  4,691   13.65 - 14.91      58,365      2.06         1.29 - 2.59      16.35 -  17.90
   2008...............  4,861   11.73 - 12.65      51,318      0.72         1.29 - 2.59     -26.17 - -25.18
   2007...............  6,083   15.89 - 16.91      85,755      2.54         1.29 - 2.59       5.55 -   6.97
   2006...............  7,497   15.06 - 15.81      98,826      2.40         1.29 - 2.59      11.79 -  13.27
   2005...............  8,176   13.47 - 13.95      94,837      1.72         1.29 - 2.59       5.27 -   6.67

   Utilities (Class Y Shares)
   2009...............  1,706   15.27 - 16.68      17,354      2.90         1.29 - 2.59      15.75 -  17.30
   2008...............  1,834   13.19 - 14.22      15,980      0.56         1.29 - 2.59     -35.17 - -34.31
   2007...............  2,333   20.35 - 21.65      30,831      1.63         1.29 - 2.59      16.92 -  18.48
   2006...............  2,977   17.40 - 18.27      33,317      1.79         1.29 - 2.59      16.93 -  18.48
   2005...............  3,375   14.88 - 15.42      32,047      2.19         1.29 - 2.59      11.40 -  12.88

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts
  (continued):
   AMT Mid-Cap Growth
   2008................    --        N/A - N/A    $    --       0.00%        0.00 - 0.00%          N/A - N/A
   2007................   < 1   $18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 -  20.59%
   2006................   < 1    15.73 - 16.01          7       0.00         1.37 - 1.59      12.89 -  13.14
   2005................     2    13.93 - 14.38         32       0.00         1.15 - 1.59      11.95 -  12.44

   AMT Partners
   2009................     3    11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
   2008................     4     7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15
   2007................     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -   7.60
   2006................     9    15.40 - 15.40        142       0.67         1.59 - 1.59      10.48 -  10.48
   2005................    11    13.94 - 13.94        159       0.96         1.59 - 1.59      16.19 -  16.19

Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts:
   Oppenheimer Balanced
   2009................   215     9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
   2008................   237     8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12
   2007................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59
   2006................   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -   9.88
   2005................   808    11.38 - 12.97     10,497       1.81         1.15 - 1.85       1.97 -   2.70

   Oppenheimer Capital Appreciation
   2009................   517     7.79 -  9.84      4,808       0.34         1.15 - 1.85      41.85 -  42.87
   2008................   693     5.49 -  6.89      4,515       0.16         1.15 - 1.85     -46.53 - -46.14
   2007................   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 -  12.84
   2006................ 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -   6.72
   2005................ 1,368     8.65 - 10.62     13,704       0.91         1.15 - 1.85       3.16 -   3.90

   Oppenheimer Core Bond
   2009................   176     8.98 -  9.36      1,638       0.00         1.25 - 1.65       7.82 -   8.25
   2008................   215     8.32 -  8.64      1,849       5.63         1.25 - 1.65     -40.05 - -39.81
   2007................   274    13.89 - 14.36      3,908       5.19         1.25 - 1.65       2.67 -   3.09
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -   3.97
   2005................   347    13.06 - 13.40      4,634       5.38         1.25 - 1.65       0.91 -   1.32

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Global Securities
   2009................  271    $12.69 - 17.15    $ 4,473       2.23%        1.15 - 1.85%     37.19 -  38.17%
   2008................  415      9.25 - 12.41      4,878       1.66         1.15 - 1.85     -41.30 - -40.87
   2007................  578     15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -   5.10
   2006................  635     15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 -  16.35
   2005................  731     13.07 - 17.16     12,029       1.00         1.15 - 1.85      12.20 -  13.00

   Oppenheimer High Income
   2009................  116      3.36 -  3.43        396       0.00         1.25 - 1.45      23.51 -  23.76
   2008................  119      2.72 -  2.78        327       9.47         1.25 - 1.45     -78.98 - -78.94
   2007................  133     12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 -  -1.35
   2006................  144     13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -   8.07
   2005................  161     12.05 - 12.36      1,982       6.77         1.25 - 1.65       0.64 -   1.05

   Oppenheimer Main Street
   2009................  279      8.91 -  8.91      2,418       1.90         1.15 - 1.85      25.91 -  26.82
   2008................  362      7.03 -  7.07      2,499       1.67         1.15 - 1.85     -39.61 - -39.17
   2007................  542     11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -   3.22
   2006................  751     11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 -  13.71
   2005................  973      9.84 - 10.12      9,394       1.39         1.15 - 1.85       4.02 -   4.77

   Oppenheimer Main Street Small Cap
   2009................  107     16.85 - 17.57      1,876       0.91         1.25 - 1.65      34.95 -  35.49
   2008................  135     12.49 - 12.97      1,741       0.55         1.25 - 1.65     -38.85 - -38.60
   2007................  189     20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44
   2006................  218     21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 -  13.57
   2005................  238     18.58 - 19.06      4,521       0.00         1.25 - 1.65       8.13 -   8.56

   Oppenheimer MidCap Fund
   2009................  130      6.74 -  6.84        738       0.00         1.15 - 1.85      30.15 -  31.09
   2008................  136      5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007................  208     10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11
   2006................  290      9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -   1.78
   2005................  351      9.54 -  9.97      2,923       0.00         1.15 - 1.85      10.26 -  11.05

   Oppenheimer Strategic Bond
   2009................  217     14.71 - 16.59      3,424       0.50         1.15 - 2.00      16.45 -  17.47
   2008................  284     12.63 - 14.12      3,812       6.36         1.15 - 2.00     -15.92 - -15.19
   2007................  405     15.03 - 16.65      6,438       3.77         1.15 - 2.00       7.49 -   8.43
   2006................  426     13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -   6.26
   2005................  519     13.27 - 14.45      7,252       4.52         1.15 - 2.00       1.50 -  32.72

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)
   2009................. 1,684   $ 9.93 - 10.91    $ 17,990      0.00%        1.29 - 2.59%     18.45 -  20.03%
   2008................. 1,944     8.38 -  9.09      17,362      2.83         1.29 - 2.59     -45.08 - -44.34
   2007................. 2,462    15.26 - 16.34      39,598      2.43         1.29 - 2.59       0.79 -   2.14
   2006................. 2,694    15.14 - 15.99      42,541      1.92         1.29 - 2.59       7.99 -   9.43
   2005................. 2,791    14.02 - 14.61      40,379      1.52         1.29 - 2.59       1.00 -   2.34

   Oppenheimer Capital Appreciation (SS)
   2009................. 3,795    11.13 - 12.24      45,528      0.01         1.29 - 2.69      40.28 -  42.29
   2008................. 4,530     7.93 -  8.60      38,313      0.00         1.29 - 2.69     -47.13 - -46.36
   2007................. 5,117    15.00 - 16.04      80,890      0.01         1.29 - 2.69      10.78 -  12.38
   2006................. 5,621    13.54 - 14.27      79,301      0.19         1.29 - 2.69       4.79 -   6.30
   2005................. 5,122    12.92 - 13.42      68,185      0.58         1.29 - 2.69       2.05 -   3.51

   Oppenheimer Core Bond (SS)
   2009................. 5,217     6.62 -  7.04      36,231      0.00         1.29 - 2.44       6.39 -   7.64
   2008................. 5,071     6.22 -  6.54      32,809      5.08         1.29 - 2.44     -40.56 - -39.86
   2007................. 5,214    10.44 - 10.88      56,223      4.34         1.29 - 2.54       1.43 -   2.74
   2006................. 3,076    10.29 - 10.59      32,374      1.98         1.29 - 2.54       2.88 -   3.58
   2005.................   658    10.07 - 10.22       6,697      1.81         1.29 - 2.44       0.73 -   1.02

   Oppenheimer Global Securities (SS)
   2009................. 1,307    16.98 - 18.60      23,816      1.88         1.29 - 2.54      35.81 -  37.56
   2008................. 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................. 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71
   2006................. 2,040    20.80 - 21.92      44,168      0.86         1.29 - 2.54      14.39 -  15.85
   2005................. 1,931    18.19 - 18.92      36,192      0.75         1.29 - 2.54      11.17 -  12.59

   Oppenheimer High Income (SS)
   2009................. 4,122     3.57 -  3.92      15,852      0.00         1.29 - 2.59      22.69 -  24.33
   2008................. 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................. 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 -  -1.76
   2006................. 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -   7.82
   2005................. 2,743    13.52 - 14.09      38,255      5.88         1.29 - 2.59      -0.63 -   0.69

   Oppenheimer Main Street (SS)
   2009................. 5,396    11.51 - 12.74      67,248      1.59         1.29 - 2.69      24.55 -  26.34
   2008................. 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................. 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80
   2006................. 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 -  13.28
   2005................. 6,155    13.67 - 14.30      87,051      0.96         1.29 - 2.69       2.90 -   4.38

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (SS)
   2009................ 1,723   $15.58 - 17.12    $ 28,860      0.63%        1.29 - 2.59%     33.34 -  35.12%
   2008................ 2,004    11.68 - 12.67      24,922      0.29         1.29 - 2.59     -39.61 - -38.80
   2007................ 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67
   2006................ 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 -  13.18
   2005................ 2,340    18.04 - 18.80      43,534      0.00         1.29 - 2.59       6.88 -   8.30

   Oppenheimer MidCap Fund (SS)
   2009................   914    10.34 - 11.28      10,067      0.00         1.29 - 2.49      28.97 -  30.55
   2008................ 1,041     8.02 -  8.64       8,817      0.00         1.29 - 2.49     -50.48 - -49.87
   2007................ 1,246    16.19 - 17.24      21,104      0.00         1.29 - 2.49       3.38 -   4.66
   2006................ 1,382    15.66 - 16.47      22,453      0.00         1.29 - 2.49       0.15 -   1.38
   2005................ 1,215    15.61 - 16.25      19,532      0.00         1.29 - 2.54       9.15 -  10.54

   Oppenheimer Strategic Bond (SS)
   2009................ 6,798    13.49 - 14.93      99,442      0.24         1.29 - 2.69      15.22 -  16.88
   2008................ 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................ 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13
   2006................ 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -   5.85
   2005................ 8,740    12.65 - 13.22     114,446      3.64         1.29 - 2.69      -0.27 -   1.16

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged)
   2009................   < 1    13.10 - 13.10           2      3.25         1.50 - 1.50      13.90 -  13.90
   2008................   < 1    11.50 - 11.50           2      3.76         1.50 - 1.50      -3.85 -  -3.85
   2007................   < 1    11.96 - 11.96           3      3.30         1.50 - 1.50       2.07 -   2.07
   2006................   < 1    11.72 - 11.72           3      3.19         1.50 - 1.50       0.66 -   0.66
   2005................   < 1    11.64 - 11.64           3      2.62         1.50 - 1.50       3.57 -   3.57

   Money Market
   2009................     2    10.56 - 10.56          24      0.11         1.50 - 1.50      -1.39 -   1.39
   2008................     2    10.71 - 10.71          23      2.32         1.50 - 1.50       0.72 -   0.72
   2007................     2    10.63 - 10.63          25      4.34         1.50 - 1.50       3.30 -   3.30
   2006................     1    10.29 - 10.29           9      4.50         1.50 - 1.50       3.05 -   3.05
   2005................     1     9.99 -  9.99           9      1.89         1.50 - 1.50       1.23 -   1.23

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   PIMCO Total Return
   2009............   < 1   $14.70 - 14.70    $     1       2.60%        1.50 - 1.50%     12.36 -  12.36%
   2008............   < 1    13.08 - 13.08          3       3.14         1.50 - 1.50       3.25 -   3.25
   2007............     1    12.67 - 12.67         15       4.83         1.50 - 1.50       7.13 -   7.13
   2006............     1    11.83 - 11.83         13       4.56         1.50 - 1.50       2.30 -   2.30
   2005............     1    11.56 - 11.56         10       5.05         1.50 - 1.50       0.91 -   0.91

   PIMCO VIT Commodity RealReturn Strategy
   2009............   447     8.58 -  8.96      3,952       5.99         1.29 - 2.44      38.16 -  39.79
   2008............   318     6.21 -  6.41      2,015       6.55         1.29 - 2.44     -45.23 - -44.58
   2007............   226    11.34 - 11.57      2,599       4.29         1.29 - 2.44      20.12 -  21.55
   2006 (ah).......   214     9.44 -  9.52      2,034       5.88         1.29 - 2.44      -5.58 -  -4.83

   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2009............   122    11.64 - 12.15      1,468       5.78         1.29 - 2.44      27.28 -  28.78
   2008............    90     9.14 -  9.43        840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007............    66    10.98 - 11.20        740       6.02         1.29 - 2.44       3.14 -   4.36
   2006 (ah).......    43    10.65 - 10.73        458       3.30         1.29 - 2.44       6.48 -   7.32

   PIMCO VIT Real Return (Advisor Shares)
   2009............   832    11.35 - 11.85      9,721       2.84         1.29 - 2.44      15.39 -  16.75
   2008............   814     9.84 - 10.15      8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007............   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19       8.14 -   9.14
   2006 (ah).......   178    10.08 - 10.15      1,798       2.98         1.29 - 2.19       0.84 -   1.46

   PIMCO VIT Total Return (Advisor Shares)
   2009............ 2,629    12.27 - 12.88     33,411       5.11         1.29 - 2.59      11.01 -  12.49
   2008............ 2,039    11.10 - 11.45     23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007............ 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39       6.05 -   7.25
   2006 (ah)....... 1,168    10.25 - 10.33     12,031       3.13         1.29 - 2.39       2.51 -   3.29

Investments in the
  Premier VIT
  Sub-Accounts:
   NACM Small Cap Portfolio Class I (n)
   2009............    --        N/A - N/A         --         --         1.50 - 1.50      13.84 -  13.84
   2008............   < 1    10.40 - 10.40          1       0.00         1.50 - 1.50     -42.51 - -42.51
   2007............   < 1    18.08 - 18.08          2       0.00         1.50 - 1.50      -0.94 -  -0.94
   2006............   < 1    18.26 - 18.26          2       0.00         1.50 - 1.50      22.23 -  22.23
   2005............   < 1    14.94 - 14.94          2       0.00         1.50 - 1.50      -1.44 -  -1.44

--------
(n)Previously known as Premier VIT NACM Small Cap
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Premier VIT
  Sub-Accounts
  (continued):
   OpCap Balanced
   2009 (m).............    --        N/A - N/A    $    --       4.76%        1.50 - 1.50%     -3.57 -  -3.57%
   2008.................     1   $ 7.61 -  7.61          6       2.45         1.50 - 1.50     -32.21 - -32.21
   2007.................     1    11.22 - 11.22         10       1.40         1.50 - 1.50      -5.88 -  -5.88
   2006.................     1    11.92 - 11.92         10       0.80         1.50 - 1.50       9.14 -   9.14
   2005.................     1    10.92 - 10.92          9       0.28         1.50 - 1.50       1.20 -   1.20

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2009................. 2,804    14.71 - 17.28     43,436       4.22         0.80 - 2.15      18.40 -  20.03
   2008................. 3,186    12.43 - 14.39     41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007................. 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15       6.02 -   7.49
   2006................. 4,029    11.94 - 13.46     49,819       4.18         0.80 - 2.15       1.01 -   2.40
   2005................. 4,674    11.82 - 13.14     56,674       3.27         0.80 - 2.15      -0.82 -   0.55

   VT Capital Appreciation
   2009 (o)(p)..........    --        N/A - N/A         --       1.56         0.80 - 2.15      -7.07 -  -6.92
   2008................. 1,199     5.10 -  5.70      6,499       0.45         0.80 - 2.15     -39.72 - -38.89
   2007................. 1,468     8.46 -  9.32     13,118       0.15         0.80 - 2.15      -8.96 -  -7.70
   2006................. 1,670     9.29 - 10.10     16,265       0.11         0.80 - 2.15       9.91 -  11.43
   2005................. 1,917     8.45 -  9.06     16,847       0.43         0.80 - 2.15       5.56 -   7.02

   VT Capital Opportunities
   2009.................   290    14.44 - 15.82      4,415       0.54         0.80 - 2.15      42.49 -  44.46
   2008.................   289    10.13 - 10.95      3,065       0.45         0.80 - 2.15     -36.58 - -35.70
   2007.................   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28
   2006.................   446    18.29 - 18.98      8,302       0.09         0.80 - 1.80      13.15 -  14.30
   2005.................   393    16.04 - 16.61      6,431       0.00         0.80 - 2.10       9.28 -  60.37

   VT Discovery Growth
   2009 (p)(q)..........    --        N/A - N/A         --       0.03         0.80 - 2.15      -2.15 -  -1.99
   2008................. 2,154     3.17 -  3.54      7,383       0.00         0.80 - 2.15     -44.52 - -43.75
   2007................. 2,620     5.71 -  6.29     16,059       0.00         0.80 - 2.15       7.93 -   9.43
   2006................. 2,971     5.29 -  5.75     16,757       0.00         0.80 - 2.15       8.69 -  10.18
   2005................. 3,413     4.87 -  5.22     17,568       0.00         0.80 - 2.15       4.95 -   6.39

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Diversified Income
   2009..............  3,023  $14.38 - 16.54    $ 45,809      7.06%        0.80 - 2.15%     52.02 -  54.11%
   2008..............  3,545    9.46 - 10.73      35,080      6.81         0.80 - 2.15     -32.30 - -31.37
   2007..............  4,904   13.97 - 15.64      71,148      5.14         0.80 - 2.15       1.88 -   3.29
   2006..............  5,915   13.71 - 15.14      83,598      5.74         0.80 - 2.15       4.01 -   5.45
   2005..............  6,486   13.18 - 14.36      87,435      7.39         0.80 - 2.15       0.84 -   2.23

   VT Equity Income
   2009 (r)..........  7,991    7.70 - 14.62     103,261      1.70         0.80 - 2.59      26.43 -  33.92
   2008..............  1,857   10.70 - 11.57      20,816      2.05         0.80 - 2.15     -32.62 - -31.69
   2007..............  2,132   15.88 - 16.93      35,171      1.40         0.80 - 2.15       0.96 -   2.36
   2006..............  2,267   15.73 - 16.54      36,750      1.08         0.80 - 2.15      16.30 -  17.90
   2005..............  2,057   13.53 - 14.03      28,456      0.96         0.80 - 2.15       3.24 -   4.66

   VT The George Putnam Fund of Boston
   2009..............  8,496    9.62 - 10.05      81,676      4.47         0.80 - 2.69      22.25 -  24.62
   2008..............  9,817    7.87 -  8.06      76,072      5.00         0.80 - 2.69     -42.32 - -41.20
   2007.............. 13,315   13.64 - 13.71     176,035      2.89         0.80 - 2.69      -1.78 -   0.14
   2006.............. 16,006   13.69 - 13.89     211,492      2.56         0.80 - 2.69       8.92 -  11.03
   2005.............. 19,864   12.33 - 12.75     237,197      2.01         0.80 - 2.69       1.21 -   3.17

   VT Global Asset Allocation
   2009..............  2,788   11.15 - 12.87      32,863      5.58         0.80 - 2.59      31.71 -  34.12
   2008..............  3,028    8.31 -  9.77      26,810      3.98         0.80 - 2.59     -35.05 - -33.86
   2007..............  3,664   12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -   2.11
   2006..............  3,913   12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 -  11.96
   2005..............  3,355   10.99 - 13.65      39,386      1.08         0.80 - 2.59       4.21 -   6.12

   VT Global Equity
   2009..............  3,494    5.10 -  7.31      25,105      0.00         0.80 - 2.15      27.18 -  28.93
   2008..............  4,024    4.01 -  5.67      22,593      2.58         0.80 - 2.15     -46.52 - -45.79
   2007..............  5,116    7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -   8.15
   2006..............  6,002    7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 -  22.23
   2005..............  6,652    5.84 -  7.91      54,086      0.79         0.80 - 2.15       6.45 -   7.91

   VT Global Health Care (s)
   2009..............  2,932   12.48 - 13.36      35,955      0.00         0.80 - 2.49      22.87 -  24.99
   2008..............  3,362   10.16 - 10.69      33,195      0.00         0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583      0.86         0.80 - 2.49      -3.09 -  -1.40
   2006..............  5,445   12.97 - 13.17      67,227      0.32         0.80 - 2.49       0.24 -   1.97
   2005..............  6,508   12.92 - 12.94      79,355      0.06         0.80 - 2.49      10.39 -  12.29

--------
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(s)Previously known as VT Health Sciences

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
  Sub-Accounts
  (continued):
   VT Global Utilities (t)
   2009.................  1,865  $11.51 - 17.74    $ 22,486       3.78%       0.80 - 2.69%      4.47 -   6.50%
   2008.................  2,221   10.81 - 16.98      25,182       2.33        0.80 - 2.69     -32.36 - -31.05
   2007.................  2,932   15.68 - 25.11      48,605       1.77        0.80 - 2.69      16.70 -  18.98
   2006.................  3,637   13.17 - 21.51      50,959       2.86        0.80 - 2.69      23.63 -  26.02
   2005.................  4,306   10.45 - 17.40      48,184       1.93        0.80 - 2.69       5.66 -   7.71
   VT Growth and Income
   2009................. 21,905   10.19 - 11.50     200,607       2.59        0.70 - 2.69      26.32 -  28.91
   2008................. 25,667    7.91 -  9.11     183,219       2.19        0.70 - 2.69     -40.35 - -39.12
   2007................. 34,907   12.99 - 15.27     410,138       1.43        0.70 - 2.69      -8.58 -  -6.70
   2006................. 44,194   13.92 - 16.70     557,237       1.56        0.70 - 2.69      12.80 -  15.10
   2005................. 53,314   12.09 - 14.80     585,599       1.57        0.70 - 2.69       2.41 -   4.50

   VT Growth Opportunities
   2009.................  2,856    3.80 -  4.35      11,750       0.75        0.80 - 2.15      37.83 -  39.73
   2008.................  2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18
   2007.................  3,715    4.52 -  5.04      17,940       0.06        0.80 - 2.15       3.13 -   4.56
   2006.................  4,517    4.38 -  4.82      20,995       0.06        0.80 - 2.15       6.23 -   7.69
   2005.................  5,332    4.12 -  4.48      23,150       0.63        0.80 - 2.15       1.87 -   3.28

   VT High Yield
   2009.................  3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
   2008.................  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007.................  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97
   2006.................  6,642   14.72 - 15.40      97,207       7.59        0.80 - 2.59       7.67 -   9.64
   2005.................  7,310   13.43 - 14.31      97,237       8.04        0.80 - 2.59       0.43 -   2.27

   VT Income
   2009................. 10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
   2008................. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007................. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38
   2006................. 17,751   10.69 - 13.69     214,023       4.26        0.80 - 2.59       1.82 -   3.69
   2005................. 17,575   10.50 - 13.20     208,386       3.13        0.80 - 2.59      -0.28 -   1.54

   VT International Equity
   2009................. 13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
   2008................. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007................. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61
   2006................. 21,968   12.65 - 19.36     332,657       0.60        0.70 - 2.59      24.42 -  26.83
   2005................. 22,597    9.98 - 15.56     268,560       1.40        0.70 - 2.59       9.30 -  11.42

--------
(t)Previously known as VT Utilities Growth and Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
  Sub-Accounts
  (continued):
   VT International Growth and Income
   2009.................  2,451  $ 9.90 - 11.92    $ 28,222      0.00%        0.80 - 2.15%     23.48 -  25.18%
   2008.................  2,829    8.02 -  9.52      26,205      1.95         0.80 - 2.15     -47.18 - -46.45
   2007.................  3,773   15.18 - 17.78      65,688      1.86         0.80 - 2.15       4.69 -   6.15
   2006.................  4,476   14.50 - 16.75      73,975      1.15         0.80 - 2.15      24.50 -  26.21
   2005.................  4,420   11.64 - 13.27      58,280      0.81         0.80 - 2.15      11.65 -  13.19

   VT International New Opportunities
   2009.................  2,263    6.82 - 10.29      22,562      1.37         0.80 - 2.15      35.39 -  37.26
   2008.................  2,503    5.04 -  7.50      18,319      1.57         0.80 - 2.15     -43.72 - -42.94
   2007.................  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 -  12.30
   2006.................  3,427    8.08 - 11.70      40,874      1.30         0.80 - 2.15      23.43 -  25.13
   2005.................  3,636    6.55 -  9.35      35,417      0.64         0.80 - 2.15      15.83 -  17.42

   VT Investors
   2009 (o)............. 10,361    6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78
   2008................. 10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03
   2007................. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44      -7.49 -  -5.93
   2006................. 18,055    9.08 - 15.68     172,343      0.41         0.80 - 2.44      11.16 -  13.02
   2005................. 20,335    8.03 - 14.10     170,024      0.99         0.80 - 2.44       6.16 -   7.94

   VT Mid Cap Value
   2009.................    564   13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89
   2008.................    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007.................    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -   0.87
   2006.................  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15      12.60 -  14.15
   2005.................    983   15.81 - 16.40      15,895      0.18         0.80 - 2.15      10.03 -  11.54

   VT Money Market
   2009................. 13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
   2008................. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007................. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97
   2006................. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54      -2.54 -   3.54
   2005.................  9,815    9.57 - 11.07      99,786      2.61         0.80 - 2.59      -0.12 -   1.71

   VT New Opportunities
   2009 (q).............  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
   2008.................  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007................. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006................. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69
   2005................. 15,595    7.39 - 15.35     121,531      0.11         0.80 - 2.69       7.05 -   9.12

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT New Value
   2009 (p)(r).......     --       N/A - N/A    $     --      2.82%        0.80 - 2.69%     -5.97 -  -5.75%
   2008..............  8,326  $ 6.11 -  9.51      72,807      1.86         0.80 - 2.59     -46.19 - -45.20
   2007.............. 10,280   11.36 - 17.36     164,993      1.21         0.80 - 2.59      -7.37 -  -5.65
   2006.............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59      13.02 -  15.09
   2005.............. 11,846   10.85 - 15.98     177,051      0.80         0.80 - 2.59       5.05 -   8.51

   VT OTC & Emerging Growth
   2009 (p)(u).......     --       N/A - N/A          --        --         0.80 - 2.15      -3.04 -  -2.88
   2008..............  4,304    1.39 -  2.78      11,994      0.00         0.80 - 2.10     -46.80 - -46.09
   2007..............  5,172    2.62 -  5.15      26,995      0.00         0.80 - 2.10      10.31 -  11.78
   2006..............  6,258    2.37 -  4.61      29,518      0.00         0.80 - 2.10      10.05 -  11.51
   2005..............  7,201    2.15 -  4.13      30,905      0.00         0.80 - 2.10       5.60 -   7.00

   VT Research
   2009..............  4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
   2008..............  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007..............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006..............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34       8.71 -  10.42
   2005..............  9,811    9.24 - 13.96      93,506      0.84         0.80 - 2.49       2.40 -   4.17

   VT Small Cap Value
   2009..............  3,821   10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62
   2008..............  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007..............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006..............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30      14.64 -  16.48
   2005..............  8,460   14.13 - 14.53     164,487      0.17         0.70 - 2.30       4.58 -   6.29

   VT Vista
   2009 (u)..........  6,260    7.79 - 12.54      47,351      0.00         0.80 - 2.69      35.01 -  37.64
   2008..............  4,906    5.66 -  9.29      27,891      0.00         0.80 - 2.69     -47.01 - -45.98
   2007..............  6,528   10.47 - 17.53      68,837      0.00         0.80 - 2.69       1.00 -   2.97
   2006..............  8,515   10.17 - 17.36      87,412      0.00         0.80 - 2.69       2.62 -   4.61
   2005..............  9,919    9.72 - 16.91      97,783      0.00         0.80 - 2.69       9.14 -  11.25

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Voyager
   2009.............. 17,282  $ 7.28 - 13.28    $161,418      0.81%        0.70 - 2.69%     59.49 -  62.75%
   2008.............. 19,903    4.47 -  8.33     115,942      0.00         0.70 - 2.69     -38.73 - -37.47
   2007.............. 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78
   2006.............. 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -   4.70
   2005.............. 41,527    6.52 - 12.90     354,385      0.66         0.70 - 2.69       2.86 -   4.96

Investments in the
  RidgeWorth
  Variable Trust
  Sub-Accounts:
   RidgeWorth Large Cap Core Equity Fund
   2009 (m)..........     --     N/A -   N/A          --      0.86         1.15 - 2.69      -4.61 -  -4.14
   2008..............    187    8.46 -  9.17       1,572      0.98         1.15 - 2.19     -39.27 - -38.61
   2007..............    269   13.78 - 17.22       3,650      1.17         1.15 - 2.19      -1.43 -  -0.37
   2006..............    367   13.84 - 15.32       5,013      1.22         1.15 - 2.19      13.66 -  14.87
   2005..............    444   12.04 - 13.48       5,271      0.95         1.15 - 2.19       6.65 -   7.78

   RidgeWorth Large Cap Growth Stock
   2009 (m)..........     --       N/A - N/A          --      0.95         1.15 - 2.69       1.32 -   1.82
   2008..............    546    6.92 -  7.62       6,777      0.25         1.15 - 2.34     -42.07 - -41.36
   2007..............    755   11.80 - 13.15      15,510      0.38         1.15 - 2.34      12.57 -  13.95
   2006..............  1,120   10.35 - 11.68      21,018      0.27         1.15 - 2.34       8.24 -   9.56
   2005..............  1,599    9.45 - 10.79      28,572      0.13         1.15 - 2.34      -3.21 -  -2.03

   RidgeWorth Large Cap Value Equity Fund
   2009 (m)..........     --       N/A - N/A          --      1.24         1.15 - 2.69      -5.81 -  -5.34
   2008..............    534    9.71 - 10.24       7,773      2.09         1.15 - 2.19     -34.26 - -33.56
   2007..............    711   14.61 - 15.57      15,457      1.51         1.15 - 2.19       1.28 -   2.36
   2006..............  1,011   14.27 - 15.37      22,014      1.40         1.15 - 2.19      19.79 -  21.07
   2005..............  1,458   11.79 - 12.83      27,023      1.56         1.15 - 2.19       1.48 -   2.57

   RidgeWorth Mid-Cap Core Equity Fund
   2009 (m)..........     --       N/A - N/A          --      0.91         1.15 - 2.69      -1.03 -  -0.54
   2008..............    248    7.39 -  9.46       2,606      0.68         1.15 - 2.09     -41.90 - -41.34
   2007..............    331   12.60 - 16.29       5,835      0.22         1.15 - 2.09       2.97 -   3.97
   2006..............    480   12.12 - 15.82       8,465      0.39         1.15 - 2.09       8.41 -   9.46
   2005..............    639   11.07 - 14.59      10,606      0.44         1.15 - 2.09      11.94 -  13.02

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts
  (continued):
   RidgeWorth Small Cap Value Equity Fund
   2009 (m)..............    --        N/A - N/A    $    --       0.78%        1.15 - 2.69%      1.60 -   2.11%
   2008..................   239   $11.93 - 19.87      3,491       1.63         1.15 - 2.39     -34.74 - -33.91
   2007..................   351    18.28 - 30.07      7,960       0.91         1.15 - 2.39       0.09 -   1.38
   2006..................   439    18.26 - 29.66     10,021       0.45         1.15 - 2.39      13.34 -  14.78
   2005..................   526    16.11 - 25.84     10,668       0.44         1.15 - 2.39      10.63 -  61.15

Investments in the Rydex
  Variable Trust
  Sub-Account:
   Rydex VT Nasdaq 100 Strategy Fund
   2009..................    --        N/A - N/A         --         --         1.50 - 1.50      49.72 -  49.72
   2008..................   < 1     8.69 -  8.69          1       0.04         1.50 - 1.50     -42.79 - -42.79
   2007..................   < 1    15.19 - 15.19          7       0.08         1.50 - 1.50      16.05 -  16.05
   2006..................   < 1    13.09 - 13.09          5       0.00         1.50 - 1.50       4.19 -   4.19
   2005..................   < 1    12.57 - 12.57          4       0.00         1.50 - 1.50      -0.40 -  -0.40

Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth
   2009.................. 3,168     8.59 - 11.51     30,116       0.00         0.70 - 2.69      61.10 -  64.40
   2008.................. 3,844     5.22 -  7.15     22,578       0.20         0.70 - 2.69     -50.56 - -49.54
   2007.................. 4,748    10.35 - 14.46     55,126       0.00         0.70 - 2.69      18.61 -  21.05
   2006.................. 5,948     8.55 - 12.19     58,189       0.00         0.70 - 2.69       1.31 -   3.38
   2005.................. 7,010     8.27 - 12.03     67,276       0.48         0.70 - 2.69      12.61 -  14.90

   Van Kampen UIF Core Plus Fixed Income
   2009..................   102    11.81 - 12.34      1,237       8.60         1.35 - 1.85       7.62 -   8.16
   2008..................    88    10.97 - 12.98        993       4.32         1.15 - 1.85     -11.87 - -11.23
   2007..................   139    12.45 - 14.62      1,773       3.61         1.15 - 1.85       3.49 -   4.24
   2006..................   151    12.03 - 14.03      1,863       3.95         1.15 - 1.85       1.82 -   2.55
   2005..................   175    11.81 - 13.68      2,108       3.18         1.15 - 1.85       2.29 -   3.03

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Emerging Markets Equity
   2009................  1,949  $17.30 - 26.03    $ 36,845       0.00%       0.70 - 2.20%     66.15 -  68.66%
   2008................  1,971   10.25 - 15.67      22,242       0.00        0.70 - 2.20     -57.57 - -56.93
   2007................  2,502   23.81 - 36.93      66,623       0.44        0.70 - 2.20      37.38 -  39.47
   2006................  3,270   17.07 - 25.15      63,047       0.75        0.70 - 2.20      34.17 -  36.19
   2005................  3,778   12.53 - 20.03      54,052       0.36        0.70 - 2.20      30.95 -  32.92

   Van Kampen UIF Global Value Equity
   2009................      2    9.22 -  9.63          19       5.28        1.35 - 1.85      13.85 -  14.43
   2008................      3    8.10 -  8.42          27       2.54        1.35 - 1.85     -41.26 - -40.96
   2007................      3   13.78 - 16.90          50       1.97        1.15 - 1.85       4.65 -   5.41
   2006................      4   13.17 - 16.03          54       1.59        1.15 - 1.85      18.97 -  19.83
   2005................      4   11.07 - 13.38          47       1.04        1.15 - 1.85       3.88 -   4.62

   Van Kampen UIF High Yield
   2009................     <1   14.83 - 14.83           6       8.05        1.50 - 1.50      39.95 -  39.95
   2008................      1   10.60 - 10.60           5      10.58        1.50 - 1.50     -24.01 - -24.01
   2007................      1   13.94 - 13.94           9       8.84        1.50 - 1.50       2.44 -   2.44
   2006................      1   13.61 - 13.61           9       8.01        1.50 - 1.50       7.00 -   7.00
   2005................      1   12.72 - 12.72           8       0.76        1.50 - 1.50      -0.45 -  -0.45

   Van Kampen UIF International Magnum
   2009................  1,980   10.29 - 12.09      19,324       2.82        0.70 - 2.20      29.65 -  31.61
   2008................  2,242    7.82 -  9.33      16,897       3.22        0.70 - 2.20     -45.83 - -45.01
   2007................  2,797   14.22 - 17.22      38,584       1.49        0.70 - 2.20      12.08 -  13.79
   2006................  3,317   12.50 - 14.05      40,739       0.09        0.70 - 2.20      22.42 -  24.26
   2005................  3,465   10.06 - 11.48      34,680       1.20        0.70 - 2.20       8.66 -  10.30

   Van Kampen UIF Mid Cap Growth
   2009................  1,424   14.68 - 15.97      21,180       0.00        0.70 - 2.30      54.08 -  56.56
   2008................  1,674    9.53 - 10.20      16,010       0.81        0.70 - 2.30     -47.98 - -47.14
   2007................  2,085   18.32 - 19.30      38,132       0.00        0.70 - 2.30      19.86 -  21.81
   2006................  2,642   15.28 - 15.85      40,057       0.00        0.70 - 2.30       6.80 -   8.51
   2005................  2,911   14.31 - 14.60      41,086       0.00        0.70 - 2.30      14.88 -  16.75

   Van Kampen UIF U.S. Mid Cap Value
   2009................  5,038   11.70 - 14.67      60,411       1.21        0.70 - 2.69      35.46 -  38.24
   2008................  5,830    8.64 - 10.61      51,012       0.84        0.70 - 2.69     -42.87 - -41.70
   2007................  7,726   15.12 - 18.20     116,996       0.68        0.70 - 2.69       4.93 -   7.09
   2006................  9,904   14.41 - 17.00     141,489       0.28        0.70 - 2.69      17.46 -  19.86
   2005................ 11,514   12.26 - 14.18     138,619       0.31        0.70 - 2.69       9.30 -  11.53

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate
   2009................ 1,134   $15.32 - 26.22    $23,487       2.84%        0.70 - 2.30%     25.43 -  27.46%
   2008................ 1,251    12.21 - 20.57     20,588       3.57         0.70 - 2.30     -39.31 - -38.33
   2007................ 1,726    20.13 - 33.35     46,609       1.16         0.70 - 2.30     -18.97 - -17.65
   2006................ 2,397    24.84 - 40.50     79,513       1.10         0.70 - 2.30      34.92 -  37.09
   2005................ 2,895    18.41 - 29.54     70,733       1.20         0.70 - 2.30      14.37 -  16.24

   Van Kampen UIF Value
   2009................     6    10.56 - 11.17         74       3.22         1.35 - 2.00      28.38 -  29.23
   2008................     9     8.70 - 10.40         86       3.45         1.15 - 2.00     -37.14 - -36.59
   2007................    17    13.85 - 16.40        252       1.76         1.15 - 2.00      -5.02 -  -4.18
   2006................    22    14.58 - 17.11        342       1.68         1.15 - 2.00      14.56 -  15.56
   2005................    26    12.72 - 14.81        347       1.32         1.15 - 2.00       3.37 -  27.24

Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2009................ 1,148    16.86 - 18.91     22,075       7.70         1.29 - 2.59      26.74 -  28.43
   2008................ 1,264    14.92 - 16.19     18,942       7.44         1.29 - 2.59     -17.18 - -16.08
   2007................ 1,611    15.64 - 18.02     28,786       7.28         1.29 - 2.59       3.62 -   5.01
   2006................ 1,755    14.19 - 14.89     29,699       8.87         1.29 - 2.59       7.94 -   9.38
   2005................ 1,663    13.61 - 16.11     25,554       7.44         1.29 - 2.59       9.24 -  10.69

   Van Kampen UIF Emerging Markets Equity (Class II)
   2009................   593    29.46 - 32.18     18,635       0.00         1.29 - 2.59      65.71 -  67.92
   2008................   654    17.78 - 19.16     12,286       0.00         1.29 - 2.59     -57.87 - -57.30
   2007................   945    42.19 - 44.88     41,679       0.41         1.29 - 2.59      36.80 -  38.64
   2006................ 1,095    30.84 - 32.37     34,945       0.75         1.29 - 2.59      33.63 -  35.40
   2005................   903    23.08 - 23.91     21,348       0.35         1.29 - 2.59      30.31 -  32.05

   Van Kampen UIF Equity and Income (Class II)
   2009................ 3,981    12.19 - 12.99     50,480       2.68         1.29 - 2.59      19.32 -  20.91
   2008................ 4,556    10.88 - 11.73     47,934       2.44         1.29 - 2.59     -24.69 - -23.68
   2007................ 5,858    13.21 - 14.45     81,721       1.87         1.29 - 2.59       0.67 -   2.02
   2006................ 6,061    14.36 - 15.07     83,763       1.17         1.29 - 2.59       9.67 -  11.13
   2005................ 4,725    13.09 - 13.56     58,796       0.67         1.29 - 2.59       4.61 -   6.00

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF Capital Growth (Class II)
   2009................   756   $12.30 - 13.00    $ 10,008      0.00%        1.29 - 2.59%     60.87 -  63.02%
   2008................   921     8.08 -  8.71       7,452      0.00         1.29 - 2.59     -50.66 - -50.00
   2007................ 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 -  20.09
   2006................ 1,385    13.82 - 14.51      18,809      0.00         1.29 - 2.59       1.13 -   2.48
   2005................ 1,530    12.27 - 13.67      20,355      0.35         1.29 - 2.59      12.50 -  13.99

   Van Kampen UIF Global Franchise (Class II)
   2009................ 4,693    14.35 - 16.09      74,017      7.63         1.29 - 2.59      26.21 -  27.89
   2008................ 5,440    12.75 - 13.74      67,172      1.73         1.29 - 2.59     -30.78 - -29.86
   2007................ 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -   8.36
   2006................ 6,893    17.22 - 18.08     113,948      1.43         1.29 - 2.59      18.37 -  19.95
   2005................ 5,284    12.30 - 14.55      74,280      0.00         1.29 - 2.59       9.08 -  10.54

   Van Kampen UIF Int'l Growth Equity (Class II)
   2009................   493     7.92 -  8.31       4,036      0.79         1.29 - 2.59      33.01 -  34.78
   2008................   502     5.95 -  6.17       3,062      0.00         1.29 - 2.59     -49.86 - -49.19
   2007................   433    11.90 - 12.14       3,062      0.17         1.29 - 2.44      11.46 -  12.78
   2006 (ah)...........   351    10.68 - 10.76       3,765      0.28         1.29 - 2.44       6.76 -   7.61

   Van Kampen UIF Mid Cap Growth (Class II)
   2009................ 2,520     9.72 - 17.72      34,343      0.00         1.29 - 2.59      53.29 -  55.34
   2008................ 3,170    11.56 - 12.46      27,843      0.70         1.29 - 2.59     -48.20 - -47.50
   2007................ 3,587    11.92 - 22.32      62,807      0.00         1.29 - 2.59      19.42 -  21.02
   2006................ 3,035    18.69 - 19.62      49,627      0.00         1.29 - 2.59       6.32 -   7.73
   2005................ 1,949    17.58 - 18.21      35,035      0.00         1.29 - 2.59      14.27 -  15.79

   Van Kampen UIF Small Company Growth (Class II)
   2009................   886    15.58 - 17.02      14,682      0.00         1.29 - 2.59      42.85 -  44.75
   2008................ 1,011    10.90 - 11.76      11,622      0.00         1.29 - 2.59     -41.98 - -41.21
   2007................ 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59       0.28 -   1.63
   2006................ 1,425    18.74 - 19.67      27,591      0.00         1.29 - 2.59      10.40 -  87.42
   2005................ 1,560    17.20 - 17.82      27,468      0.00         1.29 - 2.59       9.97 -  11.43

   Van Kampen UIF U.S. Mid Cap Value (Class II)
   2009................ 3,109    12.61 - 15.45      46,473      1.11         1.29 - 2.59      35.56 -  37.36
   2008................ 3,724    11.40 - 12.29      40,747      0.76         1.29 - 2.59     -42.94 - -42.18
   2007................ 4,183    15.87 - 19.97      79,806      0.61         1.29 - 2.59       4.94 -   6.35
   2006................ 4,425    14.93 - 19.03      81,291      0.22         1.29 - 2.59      17.51 -  19.07
   2005................ 3,855    12.54 - 16.20      60,801      0.26         1.29 - 2.59       9.25 -  10.71

--------
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate (Class II)
   2009................ 2,830   $17.03 - 17.56    $ 51,314      2.71%        1.29 - 2.69%     25.03 -  26.84%
   2008................ 3,317    14.05 - 15.33      47,539      2.88         1.29 - 2.69     -39.73 - -38.86
   2007................ 3,776    21.96 - 23.31      88,472      1.01         1.29 - 2.69     -19.51 - -18.35
   2006................ 4,137    28.96 - 30.72     118,645      0.96         1.29 - 2.69      33.98 -  35.90
   2005................ 4,154    19.79 - 21.61      87,617      1.15         1.29 - 2.69      13.62 -  15.25

Investments in the
  Van Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Capital Growth
   2009................ 3,339     5.81 -  9.59      26,376      0.11         0.70 - 2.30      62.30 -  64.91
   2008................ 3,876     3.52 -  5.91      18,810      0.54         0.70 - 2.30     -50.15 - -49.34
   2007................ 4,617     6.96 - 11.85      45,412      0.05         0.70 - 2.30      14.29 -  16.14
   2006................ 6,027     5.99 - 10.37      51,748      0.00         0.70 - 2.30       0.52 -   2.14
   2005................ 7,916     5.86 - 10.32      68,990      0.26         0.70 - 2.30       5.46 -   7.18

   LIT Comstock
   2009................ 3,622    10.46 - 11.72      40,418      4.52         0.70 - 2.30      25.85 -  27.88
   2008................ 4,331     8.31 -  9.16      38,125      2.68         0.70 - 2.30     -37.14 - -36.12
   2007................ 5,664    13.22 - 14.35      78,670      1.97         0.70 - 2.30      -4.28 -  -2.73
   2006................ 7,391    13.81 - 14.75     106,183      1.48         0.70 - 2.30      13.64 -  15.47
   2005................ 9,041    12.15 - 12.77     113,319      1.22         0.70 - 2.30       1.98 -   3.64

   LIT Government
   2009................    74    11.83 - 12.20         902      6.07         1.25 - 1.65      -0.68 -  -0.28
   2008................    96    11.91 - 12.24       1,172      4.61         1.25 - 1.65       0.14 -   0.55
   2007................   116    11.90 - 12.17       1,405      4.92         1.25 - 1.65       5.57 -   5.99
   2006................   142    11.27 - 11.48       1,626      4.33         1.25 - 1.65       1.65 -   2.06
   2005................   146    11.09 - 11.25       1,637      4.21         1.25 - 1.65       1.85 -   2.25

   LIT Money Market
   2009 (v)............    --     N/A  - N/A            --      0.01         1.25 - 1.65      -1.57 -  -1.19
   2008................   319    11.27 - 11.70       3,685      2.12         1.25 - 1.65       0.35 -   0.75
   2007................   294    11.23 - 11.62       3,380      4.78         1.25 - 1.65       2.99 -   3.41
   2006................   263    10.91 - 11.23       2,931      4.04         1.25 - 1.65       2.72 -   3.13
   2005................   273    10.62 - 10.89       2,961      2.70         1.25 - 1.65       1.01 -   1.41

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Van Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts:
   LIT Capital Growth (Class II)
   2009............  3,778  $11.64 - 12.67    $ 36,584      0.00%        1.29 - 2.59%     61.35 -  63.51%
   2008............  4,416    7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77
   2007............  5,416   14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 -  15.13
   2006............  6,472   12.81 - 13.45      65,542      0.00         1.29 - 2.59      -0.03 -   1.30
   2005............  6,958   12.81 - 13.23      68,765      0.01         1.29 - 2.59       4.86 -   6.25

   LIT Comstock (Class II)
   2009............ 14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
   2008............ 16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63
   2007............ 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 -  -3.60
   2006............ 23,656   16.28 - 17.09     356,769      1.25         1.29 - 2.59      13.05 -  14.55
   2005............ 23,945   14.40 - 14.92     317,128      0.87         1.29 - 2.59       1.42 -   2.77

   LIT Growth and Income (Class II)
   2009............  6,315   14.06 - 14.39      92,402      3.40         1.29 - 2.69      20.77 -  22.51
   2008............  7,078   11.64 - 12.71      84,837      1.92         1.29 - 2.69     -34.04 - -33.09
   2007............  8,749   17.56 - 17.65     157,176      1.44         1.29 - 2.69      -0.25 -   1.19
   2006............  9,672   17.69 - 17.35     171,902      0.97         1.29 - 2.69      12.86 -  14.48
   2005............  9,458   15.68 - 16.39     147,128      0.78         1.29 - 2.69       6.78 -   8.31

   LIT Mid Cap Growth (Class II)
   2009............  1,031   12.32 - 14.26      12,941      0.00         0.70 - 2.59      52.33 -  55.28
   2008............  1,132    7.94 -  9.36       9,250      0.00         0.70 - 2.59     -48.22 - -47.21
   2007............  1,353   15.03 - 18.08      21,082      0.00         0.70 - 2.59      14.54 -  16.78
   2006............  1,638   12.23 - 12.87      21,980      0.00         0.70 - 2.59       2.21 -   4.19
   2005............  1,821   11.97 - 12.36      23,587      0.00         0.70 - 2.59       8.24 -  10.34

   LIT Money Market (Class II)
   2009 (v)........     --    N/A  - N/A            --      0.01         1.29 - 2.69      -2.59 -  -1.23
   2008............  3,348   10.00 - 10.69      35,231      1.92         1.29 - 2.59      -0.85 -   0.48
   2007............  3,118   10.09 - 10.64      32,788      4.79         1.29 - 2.59       1.74 -   3.10
   2006............  3,035    9.92 - 10.32      31,042      3.94         1.29 - 2.59       1.48 -   2.83
   2005............  3,045    9.77 - 10.04      30,362      2.48         1.29 - 2.59      -0.22 -   1.11

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                      YEAR ENDED DECEMBER 31,
                                                    --------------------------
($ IN MILLIONS)                                       2009      2008     2007
                                                    -------   -------   ------
REVENUES
Premiums (net of reinsurance ceded of $528, $534
   and $625)                                        $   581   $   585   $  502
Contract charges (net of reinsurance ceded of
   $278, $340 and $315)                                 952       911      942
Net investment income                                 2,974     3,720    4,205
Realized capital gains and losses:
   Total other-than-temporary impairment losses      (1,592)   (2,434)    (210)
   Portion of loss recognized in other
      comprehensive income                              316        --       --
                                                    -------   -------   ------
      Net other-than-temporary impairment losses
         recognized in earnings                      (1,276)   (2,434)    (210)
   Sales and other realized capital gains and
      losses                                            856      (618)      13
                                                    -------   -------   ------
      Total realized capital gains and losses          (420)   (3,052)    (197)
                                                    -------   -------   ------
                                                      4,087     2,164    5,452
COSTS AND EXPENSES
Contract benefits (net of reinsurance ceded of
   $601, $1,099 and $646)                             1,402     1,397    1,364
Interest credited to contractholder funds (net of
   reinsurance ceded of $32, $43 and $47)             2,076     2,356    2,628
Amortization of deferred policy acquisition costs       888       643      518
Operating costs and expenses                            321       383      318
Restructuring and related charges                        24         1        2
Interest expense                                         42        16       20
                                                    -------   -------   ------
                                                      4,753     4,796    4,850
Gain (loss) on disposition of operations                  7        (4)     (10)
                                                    -------   -------   ------
(LOSS) INCOME FROM OPERATIONS BEFORE INCOME TAX
   (BENEFIT) EXPENSE                                   (659)   (2,636)     592
                                                    -------   -------   ------
Income tax (benefit) expense                           (112)     (946)     180
                                                    -------   -------   ------
NET (LOSS) INCOME                                      (547)   (1,690)     412
                                                    -------   -------   ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Change in unrealized net capital gains and losses     1,899    (2,253)    (409)
                                                    -------   -------   ------
COMPREHENSIVE INCOME (LOSS)                         $ 1,352   $(3,943)  $    3
                                                    =======   =======   ======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                    DECEMBER 31,
                                                                                 -----------------
($ IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)                                   2009      2008
                                                                                 -------   -------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $49,842 and $49,136)   $47,658   $42,446
   Mortgage loans                                                                  7,780    10,012
   Equity securities, at fair value (cost $159 and $106)                             183        82
   Limited partnership interests                                                   1,028     1,187
   Short-term, at fair value (amortized cost $1,669 and $3,855)                    1,669     3,858
   Policy loans                                                                      823       813
   Other                                                                           1,076     1,374
                                                                                 -------   -------
      Total investments                                                           60,217    59,772
Cash                                                                                 145        93
Deferred policy acquisition costs                                                  3,664     6,701
Reinsurance recoverables                                                           4,016     3,923
Accrued investment income                                                            540       542
Deferred income taxes                                                                203     1,382
Other assets                                                                         963     1,294
Separate Accounts                                                                  9,072     8,239
                                                                                 -------   -------
      TOTAL ASSETS                                                               $78,820   $81,946
                                                                                 =======   =======
LIABILITIES
Contractholder funds                                                             $50,850   $56,780
Reserve for life-contingent contract benefits                                     12,256    12,256
Unearned premiums                                                                     30        32
Payable to affiliates, net                                                           119       142
Other liabilities and accrued expenses                                             1,432     1,638
Surplus notes due to related parties                                                 675       650
Separate Accounts                                                                  9,072     8,239
                                                                                 -------   -------
      TOTAL LIABILITIES                                                           74,434    79,737
                                                                                 -------   -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
   authorized, none issued                                                            --        --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
   authorized, none issued                                                            --        --
Common stock, $227 par value, 23,800 shares authorized and outstanding                 5         5
Additional capital paid-in                                                         3,189     2,475
Retained income                                                                    1,969     2,066
Accumulated other comprehensive loss:
   Unrealized net capital gains and losses:
      Unrealized net capital losses on fixed income securities with OTTI            (274)       --
      Other unrealized net capital gains and losses                               (1,146)   (4,362)
      Unrealized adjustment to DAC, DSI and insurance reserves                       643     2,025
                                                                                 -------   -------
         Total unrealized net capital gains and losses                              (777)   (2,337)
                                                                                 -------   -------
         Total accumulated other comprehensive loss                                 (777)   (2,337)
                                                                                 -------   -------
         Total shareholder's equity                                                4,386     2,209
                                                                                 -------   -------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                              $78,820   $81,946
                                                                                 =======   =======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                         YEAR ENDED DECEMBER 31,
                                                                      ----------------------------
($ IN MILLIONS)                                                         2009       2008      2007
                                                                      --------   -------   -------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                            $    --    $    --   $    5
Redemption of stock                                                        --         --       (5)
                                                                      --------   -------   -------
Balance, end of year                                                       --         --       --
                                                                      --------   -------   -------
COMMON STOCK                                                                5          5        5
                                                                      --------   -------   -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                              2,475      1,108    1,108
Capital contributions                                                     697      1,349       --
Forgiveness of payable due to parent (see Note 4)                          17         --       --
Gain on reinsurance transaction with affiliate (see Note 4)                --         18       --
                                                                      --------   -------   -------
Balance, end of year                                                    3,189      2,475    1,108
                                                                      --------   -------   -------
RETAINED INCOME
Balance, beginning of year                                              2,066      3,734    4,055
Net (loss) income                                                        (547)    (1,690)     412
Cumulative effect of change in accounting principle                       481         --       (8)
(Loss) gain on transfers of investments to/from parent (see Note 4)       (36)        22       --
Forgiveness of payable due to parent (see Note 4)                           5         --       --
Dividends                                                                  --         --     (725)
                                                                      --------   -------   -------
Balance, end of year                                                    1,969      2,066    3,734
                                                                      --------   -------   -------
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                                             (2,337)       (84)     325
Cumulative effect of change in accounting principle                      (339)        --       --
Change in unrealized net capital gains and losses                       1,899     (2,253)    (409)
                                                                      --------   -------   -------
Balance, end of year                                                     (777)    (2,337)     (84)
                                                                      --------   -------   -------
TOTAL SHAREHOLDER'S EQUITY                                            $ 4,386    $ 2,209   $4,763
                                                                      ========   =======   =======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                        YEAR ENDED DECEMBER 31,
                                                    ------------------------------
($ IN MILLIONS)                                       2009       2008       2007
                                                    --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income                                   $   (547)  $ (1,690)  $    412
Adjustments to reconcile net (loss) income to net
   cash provided by operating activities:
   Amortization and other non-cash items                (277)      (423)      (289)
   Realized capital gains and losses                     420      3,052        197
   (Gain) loss on disposition of operations               (7)         4         10
   Interest credited to contractholder funds           2,076      2,356      2,628
   Changes in:
      Policy benefit and other insurance reserves       (446)      (446)      (290)
      Unearned premiums                                   (2)        (2)        (1)
      Deferred policy acquisition costs                  485         47        (29)
      Reinsurance recoverables                          (236)      (167)      (276)
      Income taxes                                       412       (828)       112
      Other operating assets and liabilities             (29)        --        104
                                                    --------   --------   --------
         Net cash provided by operating activities     1,849      1,903      2,578
                                                    --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales:
   Fixed income securities                            13,621     11,083     11,222
   Equity securities                                      35        131         73
   Limited partnership interests                          78        100        181
   Mortgage loans                                        335        248         --
   Other investments                                     485        135        156
Investment collections:
   Fixed income securities                             3,652      2,530      2,981
   Mortgage loans                                      1,695        800      1,506
   Other investments                                     105         95        383
Investment purchases:
   Fixed income securities                           (16,720)    (6,498)   (12,096)
   Equity securities                                    (102)      (133)      (101)
   Limited partnership interests                        (209)      (410)      (673)
   Mortgage loans                                        (18)    (1,115)    (2,637)
   Other investments                                     (26)      (120)      (693)
Change in short-term investments, net                  2,275     (4,529)        31
Change in policy loans and other investments, net       (193)      (359)        30
Disposition of operations                                 --         (3)        (5)
                                                    --------   --------   --------
         Net cash provided by investing activities     5,013      1,955        358
                                                    --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of surplus notes to related parties              --        800         --
Capital contributions                                    250        607         --
Note payable to parent                                    --         --       (500)
Redemption of redeemable preferred stock                  --         --        (11)
Contractholder fund deposits                           3,340      9,253      7,948
Contractholder fund withdrawals                      (10,400)   (14,610)    (9,736)
Dividends paid                                            --         --       (725)
                                                    --------   --------   --------
         Net cash used in financing activities        (6,810)    (3,950)    (3,024)
                                                    --------   --------   --------
NET INCREASE (DECREASE) IN CASH                           52        (92)       (88)
CASH AT BEGINNING OF YEAR                                 93        185        273
                                                    --------   --------   --------
CASH AT END OF YEAR                                 $    145   $     93   $    185
                                                    ========   ========   ========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products, and voluntary accident and health insurance. The principal individual products are fixed annuities; interest-sensitive, traditional and variable life insurance; and voluntary accident and health insurance. The institutional product line consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

($ IN MILLIONS)                                   2009     2008     2007
                                                 ------   ------   ------
PREMIUMS
   Traditional life insurance /(1)/              $  387   $  368   $  260
   Immediate annuities with life contingencies      102      132      204
   Accident and health                               92       85       38
                                                 ------   ------   ------
     TOTAL PREMIUMS                                 581      585      502
CONTRACT CHARGES
   Interest-sensitive life insurance /(1)/          907      855      862
   Fixed annuities                                   44       55       79
   Variable annuities                                 1        1        1
                                                 ------   ------   ------
      TOTAL CONTRACT CHARGES                        952      911      942
                                                 ------   ------   ------
         TOTAL PREMIUMS AND CONTRACT CHARGES     $1,533   $1,496   $1,444
                                                 ======   ======   ======

----------
/(1)/ Beginning in 2008, certain ceded reinsurance premiums previously included as a component of traditional life insurance premiums were reclassified prospectively to be reported as a component of interest-sensitive life insurance contract charges. In 2007, these ceded reinsurance premiums were $90 million.

     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2009, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas, New York and Nebraska. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies), specialized structured settlement brokers and, through March 31, 2010, financial service firms, such as banks and broker-dealers. Effective March 31, 2010, the Company will no longer wholesale or provide distribution support to banks and broker-dealers. Although the Company will continue to service inforce contracts sold through these channels, the Company will no longer solicit new sales through the Company's direct relationships with banks or broker-dealers. Certain of the Company's master brokerage agencies and independent agents may continue to wholesale the Company's products to banks and broker-dealers through their relationships.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in equity, interest, credit spreads or currency exchange rates and prices. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

     Equity securities primarily include common and non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Investments in limited partnership interests, including interests in limited liability companies, private equity/debt funds, real estate funds and hedge funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity method of accounting.

     Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at the respective unpaid principal balances. Other investments consist primarily of bank loans. Bank loans are comprised primarily of senior secured corporate loans which are carried at amortized cost.

     Investment income consists primarily of interest and dividends, income from certain limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For all other asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Income from investments in limited partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as investment income. Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting ("EMA LP") is reported in realized capital gains and losses.

     Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness, and income from certain limited partnership interests. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis. Income from investments in limited partnership interests accounted for utilizing the equity method of accounting is recognized based on the financial results of the entity and the Company's proportionate investment interest, and is recognized on a delay due to the availability of the related financial statements. The recognition of income on hedge funds is generally on a one month delay and the income recognition on private equity/debt funds and real estate funds are generally on a three month delay.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other than temporary including when the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in other comprehensive income ("OCI"). Fixed income securities subject to other-than-temporary impairment write-downs continue to earn investment income when future expected payments are reasonably estimable, and any discount or premium is recognized using the effective yield method over the expected life of the security; otherwise income recognition is discontinued. The Company recognizes other-than-temporary impairment losses on equity securities when the decline in fair value is deemed other than temporary including when the Company does not have a positive intent and ability to hold an impaired security until recovery.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, forward contracts to hedge foreign currency risk and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity-indexed fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in annuity product contracts and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

     Fair value hedges For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

     When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

     Non-hedge derivative financial instruments Based upon the type of derivative instrument and strategy, the income statement effects, including fair value gains and losses and accrued periodic settlements, of derivatives for which hedge accounting is not applied are reported in a single line item with the results of the associated risk.

SECURITIES LOANED AND SECURITY REPURCHASE

     The Company's business activities include securities lending transactions and securities sold under agreements to repurchase ("repurchase agreements"), which are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large banks.

     Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Amortization of DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income and is described in more detail below. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

     For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to results of operations when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

     AGP and EGP consist primarily of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products exposed to investment credit losses in excess of the Company's expectations that may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the higher credit losses.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract continue to be deferred and amortized in connection with the replacement contract. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as a revision to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Consolidated Statements of Operations and Comprehensive Income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $16 million and $19 million at December 31, 2009 and 2008, respectively. Amortization expense of the present value of future profits was $3 million, $5 million and $5 million in 2009, 2008 and 2007, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million at both December 31, 2009 and 2008. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique to estimate the fair value of its reporting units. If conditions warrant, a discounted cash flow analysis may also be used. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2009 or 2008.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves, DAC and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized (see Note 12).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured to Prudential beginning in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to fund mortgage loans and financial guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note
11).

ADOPTED ACCOUNTING STANDARDS

Recognition and Presentation of Other-Than-Temporary Impairments

     In April 2009, the FASB issued new accounting guidance for the recognition of other-than-temporary impairments ("OTTI") of debt securities. If the fair value of a debt security is less than its amortized cost basis at the reporting date, an entity shall assess whether the impairment is an OTTI. When an entity intends to sell an impaired security or more likely than not will be required to sell an impaired security before recovery of its amortized cost basis, an OTTI is recognized in earnings. If the entity does not expect to recover the entire amortized cost basis of an impaired debt security, even if it does not intend to sell the security and it is not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the entity must consider, based upon an estimate of the present value of cash flows expected to be collected on the debt security as compared to its amortized cost basis, whether a credit loss exists. The portion of the total OTTI related to a credit loss shall be recognized in earnings while the portion of the total OTTI related to factors other than credit shall be recognized in OCI. The statement of operations is required to present the total OTTI with an offset for the amount of the total OTTI that is recognized in OCI. The statement disclosing accumulated other comprehensive income ("AOCI") is required to separately present amounts recognized for debt securities for which a portion of an OTTI has been recognized in earnings.

     The new guidance expands disclosure requirements for both debt and equity securities and requires a more detailed, risk-oriented breakdown of security types and related information, and requires that the annual disclosures be made for interim periods. In addition, new disclosures are required about significant inputs used in determining credit losses as well as a rollforward of credit losses each period. The disclosures are not required for earlier periods presented for comparative purposes. The new guidance applies to existing and new investments held as of the beginning of the interim period of adoption.

     The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption resulted in the reclassification of $733 million of previously recorded OTTI write-downs from retained income to unrealized capital losses. The cumulative effect of adoption, net of related DAC, DSI and tax adjustments, was an increase in retained income of $481 million and a decrease in unrealized net capital gains and losses of $339 million, with a net benefit to equity of $142 million. The benefit to equity resulted from a decrease in a deferred tax asset valuation allowance. The adoption did not have an impact on the Company's Consolidated Statement of Operations and Comprehensive Income. The effect of the adoption on net income for interim periods after adoption is not determinable. The accounting standard incorporates management's intent as a critical component to the determination of the amount recorded and this assessment process was changed as of April 1, 2009 to an intent to sell model from an intent to hold model.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

     In April 2009, the FASB issued new accounting guidance relating to fair value measurements to provide additional guidance for estimating fair value when the volume and level of activity for an asset or liability have significantly decreased. Guidance on identifying circumstances that indicate a transaction is not orderly is also provided. If it is concluded that there has been a significant decrease in the volume and level of market activity for an asset or liability in relation to normal market activity, transaction or quoted prices may not be determinative of fair value and further analysis of transaction or quoted prices may be necessary. Determination of whether a transaction is orderly is based on the weight of relevant evidence.

     The disclosure requirements are expanded to include the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs during the quarterly reporting period. Disclosures of assets and liabilities measured at fair value are to be presented by major security type. Disclosures are not required for earlier periods presented for comparative purposes. Revisions resulting from a change in valuation technique or its application shall be accounted for as a change in accounting estimate and disclosed, along with the total effect of the change in valuation technique and related inputs, if practicable, by major category. The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption had no effect on the Company's results of operations or financial position.

Interim Disclosures about Fair Value of Financial Instruments

     In April 2009, the FASB issued new accounting guidance to require disclosures about fair value of financial instruments for interim reporting periods as well as in annual financial statements. The disclosures are not required for earlier periods presented for comparative purposes. The Company adopted the provisions of the new guidance as of June 30, 2009. The new guidance affects disclosures only and therefore the adoption had no impact on the Company's results of operations or financial position.

Noncontrolling Interests in Consolidated Financial Statements

     In December 2007, the FASB issued new accounting guidance which clarifies that a noncontrolling interest in a subsidiary is that portion of the subsidiary's equity that is attributable to owners of the subsidiary other than its parent or parent's affiliates. Noncontrolling interests are required to be reported as equity in the consolidated financial statements and as such, net income will include amounts attributable to both the parent and the noncontrolling interest with disclosure of the amounts attributable to each on the face of the consolidated statements of operations, if material. All changes in a parent's ownership interest in a subsidiary when control of the subsidiary is retained should be accounted for as equity transactions. In contrast, when control over a subsidiary is relinquished and the subsidiary is deconsolidated, a parent is required to recognize a gain or loss in net income as well as provide certain associated expanded disclosures. The new guidance requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The adoption did not have an effect on the Company's results of operations or financial position.

Disclosures about Derivative Instruments and Hedging Activities

     In March 2008, the FASB issued new accounting guidance, which amends and expands the disclosure requirements for derivatives. The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position, results of operations, and cash flows. The standard requires, on a quarterly basis, quantitative disclosures about the potential cash outflows associated with the triggering of credit-risk-contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore the adoption as of March 31, 2009 had no impact on the Company's results of operations or financial position.

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

     In September 2009, the FASB issued new accounting guidance relating to investments that are required or permitted to be measured or disclosed at fair value when the investment does not have a readily determinable fair value and is accounted for using measurement principles pertaining to investment companies. As a practical expedient, the guidance allows a reporting entity to measure the fair value of these investments on the basis of the net asset value per share of the investment (or its equivalent). The amendments include additional disclosure requirements. The adoption as of December 31, 2009 had no effect on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS

Consolidation of Variable Interest Entities

     In June 2009, the FASB issued new accounting guidance which requires an entity to perform a qualitative analysis to determine whether it holds a controlling financial interest (i.e., is a primary beneficiary) in a variable interest entity ("VIE"). The analysis identifies the primary beneficiary of a VIE as the entity that has both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE. Additional amendments include a requirement to perform ongoing reassessments to determine whether an entity is the primary beneficiary of a VIE and elimination of the quantitative approach for determining the primary beneficiary of a VIE. In February 2010, the FASB issued an amendment to the new accounting guidance which defers the effective date indefinitely for interests in entities that have attributes of investment companies or for which it is industry practice to utilize measurement principles consistent with those followed by investment companies. The amendment does not apply when certain conditions exist and does not apply to certain entities including securitization and asset-backed financing entities. The guidance is effective for fiscal years beginning after November 15, 2009. The Company is in process of evaluating the impact of adoption on the Company's results of operations or financial position.

Disclosures about Fair Value Measurements

     In January 2010, the FASB issued new accounting guidance which expands disclosure requirements relating to fair value measurements. The guidance adds requirements for disclosing amounts of and reasons for significant transfers into and out of Levels 1 and 2 and requires gross rather than net disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The guidance also provides clarification that fair value measurement disclosures are required for each class of assets and liabilities. Disclosures about the valuation techniques and inputs used to measure fair value for measurements that fall in either Level 2 or Level 3 are also required. The new disclosures and clarifications of existing disclosures are effective for interim and annual periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are required for fiscal years beginning after December 15, 2010. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore its adoption will have no impact on the Company's results of operations or financial position.

Embedded Credit Derivatives Scope Exception

     In March 2010, the FASB issued accounting guidance amendments which clarify the scope exception for embedded credit derivative features related to the transfer of credit risk in the form of subordination of one financial instrument to another. The amendments address how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under the derivatives accounting guidance. The amendments are effective for fiscal quarters beginning after June 15, 2010. Early adoption is permitted at the beginning of the first fiscal quarter after the accounting guidance amendments are issued. The Company is in process of evaluating the impact of adoption on the Company's results of operations or financial position.

3.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges, including modifications of certain mortgage loans, fixed income securities, and other investments, as well as mergers completed with equity securities and limited partnerships, totaled $372 million, $17 million and $72 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and for funds received from the Company's security repurchase business activities were $449 million, $320 million and $1.75 billion at December 31, 2009, 2008 and 2007, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $168 million, $20 million and $72 million at December 31, 2009, 2008 and 2007, respectively, and are reported in other liabilities and accrued expenses or other investments.

     The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ IN MILLIONS)                                                          2009     2008      2007
                                                                        -----   -------   -------
NET CHANGE IN PROCEEDS MANAGED
Net change in fixed income securities                                   $  --   $   348   $    34
Net change in short-term investments                                     (277)    1,129       443
                                                                        -----   -------   -------
   Operating cash flow (used) provided                                  $(277)  $ 1,477   $   477
                                                                        =====   =======   =======
NET CHANGE IN LIABILITIES
Liabilities for collateral and security repurchase, beginning of year   $(340)  $(1,817)  $(2,294)
Liabilities for collateral and security repurchase, end of year          (617)     (340)   (1,817)
                                                                        -----   -------   -------
   Operating cash flow provided (used)                                  $ 277   $(1,477)  $  (477)
                                                                        =====   =======   =======

     In 2009, the Company recorded a non-cash capital contribution from AIC totaling $447 million and transferred to an unconsolidated affiliate a $25 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note (see Note 4). In addition, in 2009, a payable associated with postretirement benefit obligations due to AIC totaling $22 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

     In 2008, the Company recorded non-cash capital contributions totaling $742 million, including the transfer from AIC of non-cash assets totaling $342 million and the forgiveness by AIC of an outstanding surplus note with an unpaid principal sum of $400 million. Additionally, in 2008, the Company transferred to an unconsolidated affiliate a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note.

4.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company (see Note 15), were $435 million, $467 million and $477 million in 2009, 2008 and 2007, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $49 million, $73 million and $74 million of structured settlement annuities, a type of immediate annuity, in 2009, 2008 and 2007, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $6 million, $12 million and $11 million relate to structured settlement annuities with life contingencies and are included in premium income for 2009, 2008 and 2007, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits.

     Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.80 billion and $4.85 billion at December 31, 2009 and 2008, respectively.

BROKER-DEALER AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $10 million, $19 million and $27 million of commission and other distribution expenses for the years ending December 31, 2009, 2008 and 2007, respectively.

REINSURANCE TRANSACTIONS

     Effective January 1, 2008, the Company's coinsurance reinsurance agreement with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL"), which went into effect in 2004, was amended to include the assumption by the Company of certain accident and health insurance policies. In accordance with this amendment, the Company recorded cash of $16 million, premium installment receivables of $5 million, DAC of $32 million, reserve for life-contingent contract benefits of $24 million and accrued liabilities of $2 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $27 million ($18 million after-tax), which was recorded as an increase to additional capital paid-in on the Company's Consolidated Statements of Financial Position.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

SURPLUS NOTES DUE TO RELATED PARTIES

     Surplus notes due to related parties outstanding at December 31 consisted of the following:

($ IN MILLIONS)                                 2009   2008
                                                ----   ----
5.06% Surplus Note, due 2035                    $100   $100
6.18% Surplus Note, due 2036                     100    100
5.93% Surplus Note, due 2038                      50     50
7.00% Surplus Note, due 2028                     400    400
6.74% Surplus Note, due 2029                      25     --
                                                ----   ----
   Surplus notes due to related parties /(1)/   $675   $650
                                                ====   ====

----------
/(1)/ No payment of principle or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principle on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2009 and 2008 on all notes except the $400 million note for which approval has not been sought.

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

     On June 30, 2006, under the existing agreement with Kennett discussed above, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

     On June 30, 2008, under the existing agreement with Kennett, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued on June 30, 2008 a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

     On December 18, 2009, under the existing agreement with Kennett, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued on December 30, 2009 a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

     The notes due from Kennett are classified as other investments in the Consolidated Statements of Financial Position. In 2009, 2008 and 2007, the Company incurred $14 million, $13 million and $11 million, respectively, of interest expense related to these surplus notes. Additionally, in 2009, 2008 and 2007, the Company recorded net investment income on the notes due from Kennett of $14 million, $12 million and $11 million, respectively.

     On August 29, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. On December 29, 2008, AIC agreed to cancel and forgive the principal and any related interest obligations associated with this surplus note. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     On November 17, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. This surplus note accrues interest at a rate of 7.00% annually, which is due on the first day of April and October in each year beginning 2009 until maturity on November 17, 2028. The payment of interest and principal is subject to prior written approval from the Director of Insurance of the State of Illinois and can only be paid out of the Company's statutory-basis surplus that is in excess of certain amounts specified in the surplus note. In 2009 and 2008, the Company incurred interest expense on this surplus note of $28 million and $3 million, respectively.

NOTE PAYABLE TO PARENT

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note was fully repaid in the first quarter of 2007. This note had an interest rate of 5.25%. Interest expense on this note totaled $5 million in 2007.

REDEEMABLE PREFERRED STOCK

     Prior to its redemption in 2007, the Company had outstanding redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbrook Holdings, LLC, a wholly owned subsidiary of AIC. During 2007, all outstanding redeemable preferred stock, totaling $11 million, was redeemed.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENT

     The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of either party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2009 and 2008.

INVESTMENT SALES AND PURCHASES

     In December 2009, the Company sold investments to AIC. The Company received proceeds of $28 million for the investments, which included fixed income securities and a bank loan with a fair value on the date of sale of $17 million and $11 million, respectively. The amortized cost basis of the fixed income securities and bank loan on the date of sale was $46 million and $12 million, respectively. Since the transfer of the investments was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of sale with the difference to fair value recorded as a decrease to retained income of $20 million after-tax ($30 million pre-tax).

     In September 2008, in accordance with two sale agreements with AIC, the Company purchased investments from AIC. The Company paid $944 million in cash for the investments, which included mortgage loans and privately placed corporate fixed income securities with a fair value on the date of sale of $613 million and $325 million, respectively, and $6 million of accrued investment income. Since the transaction was between affiliates under common control, the mortgage loans were recorded at the outstanding principal balance, net of unamortized premium or discount, on the date of sale of $634 million and the privately placed corporate fixed income securities were recorded at the amortized cost basis on the date of sale of $338 million. The difference between the fair value and the outstanding principal balance, net of unamortized premium or discount, for the mortgage loans, and the amortized cost basis for the privately placed corporate fixed income securities, on the date of sale, was recorded as an increase to retained income of $22 million after-tax ($34 million pre-tax).

CAPITAL CONTRIBUTIONS

     In December 2009, the Company received a capital contribution from AIC totaling $447 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities with a fair value and amortized cost basis of $442 million and $424 million, respectively, and accrued investment income of $5 million. Since the transfer of the fixed income securities was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of transfer with the difference between amortized cost and fair value recorded as a decrease to retained income of $16 million after-tax ($18 million pre-tax).

     In March 2009, the Company received a capital contribution from AIC of $250 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In June 2008, the Company received a capital contribution from AIC of $349 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities of $337 million, accrued investment income of $5 million and cash of $7 million.

     In November 2008, the Company received a capital contribution from AIC of $600 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In December 2008, a surplus note issued to AIC in August 2008 was cancelled and forgiven by AIC. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. At December 31, 2009, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

POSTRETIREMENT BENEFIT PLANS

     Effective September 30, 2009, the Corporation became the sponsor of a group medical plan and a group life insurance plan to provide covered benefits to certain retired employees ("postretirement benefits"). Prior to September 30, 2009, AIC was the sponsor of these plans. In connection with the change in the sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $22 million were forgiven. The forgiveness of this liability was recorded as an increase in additional capital paid-in of $17 million and an increase to retained income of $5 million.

5.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                 GROSS UNREALIZED
                                     AMORTIZED   ----------------     FAIR
($ IN MILLIONS)                        COST       GAINS    LOSSES    VALUE
                                     ---------   ------   -------   -------
AT DECEMBER 31, 2009
U.S. government and agencies          $ 3,426    $  168   $   (13)  $ 3,581
Municipal                               5,578        50      (519)    5,109
Corporate                              27,314     1,015      (790)   27,539
Foreign government                      1,906       258       (11)    2,153
RMBS                                    5,596        76    (1,006)    4,666
CMBS                                    3,390        30      (952)    2,468
ABS                                     2,616        48      (537)    2,127
Redeemable preferred stock                 16        --        (1)       15
                                      -------    ------   -------   -------
     Total fixed income securities    $49,842    $1,645   $(3,829)  $47,658
                                      =======    ======   =======   =======
AT DECEMBER 31, 2008
U.S. government and agencies          $ 2,792    $  895    $   --   $ 3,687
Municipal                               3,976        28      (696)    3,308
Corporate                              27,416       408    (3,555)   24,269
Foreign government                      1,652       513       (65)    2,100
RMBS                                    4,933        62    (1,022)    3,973
CMBS                                    5,712        10    (1,992)    3,730
ABS                                     2,639         5    (1,275)    1,369
Redeemable preferred stock                 16        --        (6)       10
                                      -------    ------   -------   -------
     Total fixed income securities    $49,136    $1,921   $(8,611)  $42,446
                                      =======    ======   =======   =======

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2009:

                                         AMORTIZED     FAIR
($ IN MILLIONS)                             COST      VALUE
                                         ---------   -------
Due in one year or less                   $ 1,387    $ 1,397
Due after one year through five years      13,773     14,105
Due after five years through ten years     10,606     10,939
Due after ten years                        15,864     14,424
                                          -------    -------
                                           41,630     40,865
RMBS and ABS                                8,212      6,793
                                          -------    -------
   Total                                  $49,842    $47,658
                                          =======    =======

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

($ IN MILLIONS)                         2009     2008     2007
                                       ------   ------   ------
Fixed income securities                $2,595   $3,112   $3,589
Mortgage loans                            488      580      552
Equity securities                           5        7        4
Limited partnership interests               8       29       87
Short-term investments                     13       98       72
Other                                     (39)      23      171
                                       ------   ------   ------
   Investment income, before expense    3,070    3,849    4,475
   Investment expense                     (96)    (129)    (270)
                                       ------   ------   ------
      Net investment income            $2,974   $3,720   $4,205
                                       ======   ======   ======

REALIZED CAPITAL GAINS AND LOSSES

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

($ IN MILLIONS)                         2009      2008     2007
                                       ------   -------   -----
Fixed income securities                $(255)   $(2,004)  $(172)
Mortgage loans                          (143)       (90)     (1)
Equity securities                        (21)       (29)      6
Limited partnership interests           (283)       (76)     34
Derivatives                              357       (815)    (57)
Other                                    (75)       (38)     (7)
                                       ------   -------   -----
   Realized capital gains and losses   $(420)   $(3,052)  $(197)
                                       ======   =======   =====

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ IN MILLIONS)                            2009      2008     2007
                                         -------   -------   -----
Impairment write-downs /(1)/             $(1,009)  $(1,227)  $(118)
Change in intent write-downs /(2)/          (267)   (1,207)    (92)
                                         -------   -------   -----
Net OTTI losses recognized in earnings    (1,276)   (2,434)   (210)
Sales                                        637       184      70
Valuation of derivative instruments          315      (985)    (63)
Settlement of derivative instruments          41       197       6
EMA LP income /(3)/                         (137)      (14)     --
                                         -------   -------   -----
   Realized capital gains and losses     $  (420)  $(3,052)  $(197)
                                         =======   =======   =====

----------
/(1)/ Beginning April 1, 2009 for fixed income securities, impairment write-downs reflect the credit loss component of issue specific other-than-temporary declines in fair value where the amortized cost basis is not expected to be entirely recovered. For periods prior to April 1, 2009 for fixed income securities and all periods for equity securities, impairment write-downs reflect issue specific other-than-temporary declines in fair value, including instances where the Company could not reasonably assert that the recovery period would be temporary.
/(2)/ Beginning April 1, 2009 for fixed income securities, change in intent write-downs reflect instances where the Company has made a decision to sell the security or it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis. For periods prior to April 1, 2009 for fixed income securities and all periods for equity securities, change in intent write-downs reflect instances where the Company could not assert a positive intent to hold until recovery.
/(3)/ Beginning in the fourth quarter of 2008, income from EMA LP is reported in realized capital gains and losses. EMA LP income for periods prior to the fourth quarter of 2008 is reported in net investment income.

     Gross gains of $931 million, $516 million and $140 million and gross losses of $267 million, $317 million and $191 million were realized on sales of fixed income securities during 2009, 2008 and 2007, respectively.

     Other-than-temporary impairment losses by asset type for the year ended December 31, 2009 are as follows:

                                                   INCLUDED
($ IN MILLIONS)                           TOTAL     IN OCI      NET
                                         -------   --------   -------
Fixed income securities:
   Municipal                             $   (25)    $  --    $   (25)
   Corporate                                (188)      (11)      (199)
   Foreign government                        (17)       --        (17)
   RMBS                                     (434)      251       (183)
   CMBS                                     (411)      102       (309)
   ABS                                      (201)      (26)      (227)
                                         -------   --------   -------
      Total fixed income securities       (1,276)      316       (960)
Mortgage loans                              (102)       --       (102)
Equity securities                            (29)       --        (29)
Limited partnership interests               (148)       --       (148)
Other                                        (37)       --        (37)
                                         -------   --------   -------
OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES   $(1,592)    $ 316    $(1,276)
                                         =======   ========   =======

     The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities at December 31, 2009, which were not included in earnings, are presented in the following table. The amount excludes $136 million of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ IN MILLIONS)

Corporate         $ (18)
RMBS               (323)
CMBS               (127)
ABS                 (90)
                  -----
   Total          $(558)
                  =====

     A rollforward of the amount recognized in earnings related to credit losses for fixed income securities is presented in the following table.

($ IN MILLIONS)
Beginning balance of cumulative credit loss for securities held at April 1, 2009        $(1,059)
Additional credit loss for securities previously other-than-temporarily impaired           (111)
Additional credit loss for securities not previously other-than-temporarily impaired       (411)
Reduction in credit loss for securities disposed or collected                               773
Reduction in credit loss for securities other-than-temporarily impaired to fair value        --
Change in credit loss due to accretion of increase in cash flows and time value
   of cash flows for securities previously other-than-temporarily impaired                   --
                                                                                        -------
Ending balance at December 31, 2009                                                     $  (808)
                                                                                        =======


     The Company uses its best estimate of future cash flows expected to be collected from the fixed income security discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition of the issue or issuer(s), expected defaults, expected recoveries, the value of underlying collateral and current subordination levels, vintage, geographic concentration, available reserves or escrows, third party guarantees and other credit enhancements. Additionally, other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The unrealized loss deemed to be related to factors other than credit remains classified in OCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to determine a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and is recorded in earnings.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                   GROSS UNREALIZED
($ IN MILLIONS)                                           FAIR     ----------------   UNREALIZED NET
AT DECEMBER 31, 2009                                      VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                         -------   ------   -------   --------------
Fixed income securities /(1)/                            $47,658   $1,645   $(3,829)     $(2,184)
Equity securities                                            183       31        (7)          24
Short-term investments                                     1,669       --        --           --
Derivative instruments /(2)/                                 (20)       2       (20)         (18)
                                                                                         -------
   Unrealized net capital gains and losses, pre-tax                                       (2,178)
Amounts recognized for:
   Insurance reserves /(3)/                                                                   --
   DAC and DSI /(4)/                                                                         990
                                                                                         -------
      Amounts recognized                                                                     990
                                                                                         -------
   Deferred income taxes                                                                     411
                                                                                         -------
   Unrealized net capital gains and losses, after-tax                                    $  (777)
                                                                                         =======

----------
/(1)/ Unrealized net capital gains and losses for fixed income securities as of December 31, 2009 comprises $(422) million related to unrealized net capital losses on fixed income securities with OTTI and $(1,762) million related to other unrealized net capital gains and losses.
/(2)/ Included in the fair value of derivative securities are $(2) million classified as assets and $18 million classified as liabilities.
/(3)/ The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/ The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                  GROSS UNREALIZED
                                                          FAIR    ----------------   UNREALIZED NET
AT DECEMBER 31, 2008                                     VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                        -------   ------   -------   --------------
Fixed income securities                                 $42,446   $1,921   $(8,611)     $(6,690)
Equity securities                                            82        1       (25)         (24)
Short-term investments                                    3,858        4        (1)           3
Derivative instruments /(1)/                                 16       23        (9)          14
                                                                                        -------
   Unrealized net capital gains and losses, pre-tax                                      (6,697)
Amounts recognized for:
   Insurance reserves                                                                      (378)
   DAC and DSI                                                                            3,493
                                                                                        -------
      Amounts recognized                                                                  3,115
Deferred income taxes                                                                     1,245
                                                                                        -------
Unrealized net capital gains and losses, after-tax                                      $(2,337)
                                                                                        =======

----------
/(1)/ Included in the fair value of derivative securities are $4 million classified as assets and $(12) million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN MILLIONS)                                          2009      2008      2007
                                                       -------   -------   -------
Fixed income securities                                $ 4,506   $(7,139)  $(1,139)
Equity securities                                           48       (24)      (11)
Short-term investments                                      (3)        3        --
Derivative instruments                                     (32)       46       (16)
                                                       -------   -------   -------
      Total                                              4,519    (7,114)   (1,166)
Amounts recognized for:
   Insurance reserves                                      378       681        70
   DAC and DSI                                          (2,503)    2,980       467
                                                       -------   -------   -------
      (Decrease) increase in amounts recognized         (2,125)    3,661       537
Deferred income taxes                                     (834)    1,200       220
                                                       -------   -------   -------
Increase (decrease) in unrealized net capital gains
   and losses                                          $ 1,560   $(2,253)  $  (409)
                                                       =======   =======   =======

PORTFOLIO MONITORING

     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

     For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made a decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is deemed other than temporary and is recorded in earnings.

     If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates if it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security by comparing the estimated recovery value calculated by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, with the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in OCI.

     For equity securities, the Company considers various factors, including whether the Company has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

     The Company's portfolio monitoring process includes a quarterly review of all securities through a screening process which identifies instances where the fair value compared to amortized cost for fixed income securities and cost for equity securities is below established thresholds, and also includes the monitoring of other criteria such as ratings, ratings downgrades or payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities, or cost for equity securities; 2) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; and 3) the specific reasons that a security is in a significant unrealized loss position, including overall market conditions which could affect liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ IN MILLIONS)                                        LESS THAN 12 MONTHS              12 MONTHS OR MORE
                                                  -----------------------------   -----------------------------
                                                  NUMBER                          NUMBER                             TOTAL
                                                    OF       FAIR    UNREALIZED     OF       FAIR    UNREALIZED   UNREALIZED
                                                  ISSUES    VALUE      LOSSES     ISSUES    VALUE      LOSSES       LOSSES
                                                  ------   -------   ----------   ------   -------   ----------   ----------
AT DECEMBER 31, 2009
Fixed income securities
   U.S. government and agencies                       27   $ 1,952    $   (13)        --   $    --    $    --      $   (13)
   Municipal                                         144     1,634        (62)       280     1,912       (457)        (519)
   Corporate                                         300     3,979       (131)       398     5,155       (659)        (790)
   Foreign government                                 10       360        (11)         1         1         --          (11)
   RMBS                                              162       604        (14)       310     1,727       (992)      (1,006)
   CMBS                                               19       186         (3)       257     1,796       (949)        (952)
   ABS                                                21       203        (19)       163     1,363       (518)        (537)
   Redeemable preferred stock                          1        --         --          1        13         (1)          (1)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities /(1)/           684     8,918       (253)     1,410    11,967     (3,576)      (3,829)
Equity securities                                      7        11         (2)         1        13         (5)          (7)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income and equity securities      691   $ 8,929    $  (255)     1,411   $11,980    $(3,581)     $(3,836)
                                                   =====   =======    =======      =====   =======    =======      =======
Investment grade fixed income securities             650   $ 8,667    $  (191)     1,119   $10,260    $(2,467)     $(2,658)
Below investment grade fixed income securities        34       251        (62)       291     1,707     (1,109)      (1,171)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities                 684   $ 8,918    $  (253)     1,410   $11,967    $(3,576)     $(3,829)
                                                   =====   =======    =======      =====   =======    =======      =======
AT DECEMBER 31, 2008
Fixed income securities
   Municipal                                         400   $ 2,460    $  (653)        26   $   199    $   (43)     $  (696)
   Corporate                                       1,282    12,781     (1,779)       446     4,344     (1,776)      (3,555)
   Foreign government                                 43       304        (53)         2        13        (12)         (65)
   RMBS                                              209     1,154       (293)       226       973       (729)      (1,022)
   CMBS                                              289     2,646       (786)       176       901     (1,206)      (1,992)
   ABS                                                61       348       (100)       166       926     (1,175)      (1,275)
   Redeemable preferred stock                          3         9         (6)        --        --         --           (6)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities               2,287    19,702     (3,670)     1,042     7,356     (4,941)      (8,611)
Equity securities                                     39        55        (25)        --        --         --          (25)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income and equity securities    2,326   $19,757    $(3,695)     1,042   $ 7,356    $(4,941)     $(8,636)
                                                   =====   =======    =======      =====   =======    =======      =======
Investment grade fixed income securities           2,104   $18,791    $(3,343)       906   $ 6,757    $(4,481)     $(7,824)
Below investment grade fixed income securities       183       911       (327)       136       599       (460)        (787)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities               2,287   $19,702    $(3,670)     1,042   $ 7,356    $(4,941)     $(8,611)
                                                   =====   =======    =======      =====   =======    =======      =======

----------
/(1)/ Gross unrealized losses resulting from factors other than credit on fixed income securities with other-than-temporary impairments for which the Company has recorded a credit loss in earnings total $16 million for the less than 12 month category and $468 million for the 12 months or greater category.

     As of December 31, 2009, $981 million of unrealized losses are related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $981 million, $892 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available, which is consistent with the National Association of

Insurance Commissioners ("NAIC") rating. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2009, the remaining $2.86 billion of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Investment grade securities comprising $1.77 billion of these unrealized losses were evaluated based on factors such as discounted cash flows, the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy. Of the $2.86 billion, $1.08 billion are related to below investment grade fixed income securities and $5 million are related to equity securities. Of these amounts, $977 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2009. Unrealized losses on below investment grade securities are principally related to RMBS, ABS and CMBS and were the result of wider credit spreads than at initial purchase which was largely due to the impact of macroeconomic conditions and credit market deterioration on real estate valuations. Securities in an unrealized loss position were evaluated based on discounted cash flows and credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. RMBS and ABS in an unrealized loss position were evaluated with credit enhancements from bond insurers where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying security, as well as with credit enhancements from bond insurers, where applicable. Unrealized losses on equity securities are primarily related to equity market fluctuations.

     As of December 31, 2009, the Company has not made a decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2009, the Company had the intent and ability to hold the equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIP IMPAIRMENT

     As of December 31, 2009 and 2008, the carrying value of equity method limited partnership interests totaled $495 million and $627 million, respectively. The Company recognizes a loss in value for equity method investments when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment. In 2009, 2008 and 2007, the Company had write-downs of $5 million, $13 million and $9 million, respectively, related to equity method limited partnership interests.

     As of December 31, 2009 and 2008, the carrying value for cost method limited partnership interests was $533 million and $560 million, respectively, which primarily included limited partnership interests in fund investments. The fair value for cost method investments is estimated to be equivalent to the reported net asset value of the underlying funds. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; significantly reduced valuations of the investments held by limited partnerships; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company uses a screening process to identify those investments whose net asset value is below established thresholds for certain periods of time, and investments that are performing below expectations, for further consideration. In 2009, 2008 and 2007, the Company had write-downs of $143 million, $53 million and $0.3 million, respectively, related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will not collect the contractual principal and interest. The net carrying value of impaired loans at December 31, 2009 and 2008 was $377 million and $159 million, respectively. Total valuation allowances of $94 million and $3 million were held on impaired loans at December 31, 2009 and 2008, respectively. The Company recognized $96 million and $3 million of realized capital losses related to increases in the valuation allowances on impaired loans for the years ended December 31, 2009 and 2008, respectively. There were no valuation allowances prior to December 31, 2008. Realized capital losses recognized on mortgage loans held for sale totaled $6 million, $73 million and $28 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received. Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. The Company recognized interest income on impaired loans of $7 million, $6 million and $0.2 million during 2009, 2008 and 2007, respectively. The average balance of impaired loans was $313 million, $43 million and $3 million during 2009, 2008 and 2007, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31.

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)        2009   2008
                                                      ----   ----
California                                            16.8%  18.3%
Texas                                                 10.2    8.9
New York                                               7.5    8.9
New Jersey                                             6.4    7.2
Delaware                                               6.1    9.3
Illinois                                               5.6    2.9
Oregon                                                 4.3    5.3
Virginia                                               3.6    6.0

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31.

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)   2009   2008
                                                      ----   ----
California                                            22.9%  21.0%
Illinois                                               9.3    9.0
New York                                               6.4    5.8
Pennsylvania                                           6.0    6.2
New Jersey                                             6.0    6.1
Texas                                                  5.0    7.0

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)   2009    2008
                                                     -----   -----
Office buildings                                      35.2%   32.5%
Retail                                                24.4    24.5
Warehouse                                             22.9    22.6
Apartment complex                                     12.1    15.5
Other                                                  5.4     4.9
                                                     -----   -----
   Total                                             100.0%  100.0%
                                                     =====   =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2009 for loans that were not in foreclosure are as follows:

($ IN MILLIONS)    NUMBER    CARRYING
                  OF LOANS     VALUE    PERCENT
                  --------   --------   -------

2010                  74      $  923     12.0%
2011                  82       1,126     14.6
2012                  94       1,076     13.9
2013                  71         660      8.5
Thereafter           380       3,946     51.0
                     ---      ------    -----
   Total             701      $7,731    100.0%
                     ===      ======    =====

     In 2009, $741 million of commercial mortgage loans were contractually due. Of these, 67% were paid as due, 22% were extended generally for less than one year, 9% have been refinanced and 2% were foreclosed or in the process of foreclosure. As of December 31, 2009, the Company has five loans totaling $49 million that are in foreclosure. Additionally, the Company has $72 million of delinquent loans that are not in the process of foreclosure.

CONCENTRATION OF CREDIT RISK

     At December 31, 2009, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of shareholder's equity.

SECURITIES LOANED

     The Company's business activities include securities lending programs with third parties, mostly large banks. At December 31, 2009 and 2008, fixed income securities with a carrying value of $434 million and $307 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $2 million, $34 million and $11 million, for the years ended December 31, 2009, 2008 and 2007, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $2.84 billion and $1.73 billion at December 31, 2009 and 2008, respectively.

     At December 31, 2009, fixed income securities and short-term investments with a carrying value of $61 million were on deposit with regulatory authorities as required by law.

     At December 31, 2009, the carrying value of fixed income securities that were non-income producing was $3 million. No other investments were non-income producing at December 31, 2009.

6.   FAIR VALUE OF ASSETS AND LIABILITIES

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies.

     The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are based on the following:

     a)  Quoted prices for similar assets or liabilities in active markets;

     b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

     c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

     Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, equity options embedded in fixed income securities are not disclosed in the hierarchy with free-standing derivatives as the embedded derivatives are presented with the host contract in fixed income securities. As of December 31, 2009, 75.1% of total assets are measured at fair value and 1.0% of total liabilities are measured at fair value.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

     . Fixed income securities: Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

     . Equity securities: Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

     . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

     . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

     .    Fixed income securities:

          U.S. government and agencies: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

          Municipal: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Included in municipals are auction rate securities ("ARS") other than those backed by student loans. ARS backed by student loans are included in Level 3.

          Corporate, including privately placed: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

          Foreign government; RMBS - U.S. government sponsored entities ("U.S. Agency"), Prime residential mortgage-backed securities ("Prime") and Alt-A residential mortgage-backed securities ("Alt-A"); ABS -credit card, auto and student loans; Redeemable preferred stock: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

          CMBS: Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

     . Equity securities: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

     . Short-term: Commercial paper and other short-term investments are valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

     . Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

          OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates and adjustment for counterparty credit risks that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

     . Contractholder funds: Derivatives embedded in certain annuity contracts are valued based on internal models that rely on inputs such as interest rate yield curves and equity index volatility assumptions that are market observable for substantially the full term of the contract. The valuation techniques are widely accepted in the financial services industry and do not include significant judgment.

Level 3 measurements

     .    Fixed income securities:

          Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market and municipal bonds that are not rated by third party credit rating agencies but are generally rated by the NAIC are included in Level 3. ARS backed by student loans are valued based on a discounted cash flow model with certain inputs to the valuation model that are significant to the valuation, but are not market observable, including estimates of future coupon rates if auction failures continue, maturity assumptions, and illiquidity premium. Non-rated municipal bonds are valued based on valuation models that are widely accepted in the financial services industry and are categorized as Level 3 as a result of the significance of non-market observable inputs, which may include projections of future cash flows.

          Corporate, including privately placed: Valued based on non-binding broker quotes or based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable. Equity-indexed notes, which are senior unsecured debt obligations of corporate issuers, are categorized as Level 3 as a result of the significance of non-market observable inputs.

          RMBS - Subprime residential mortgage-backed securities ("Subprime") and Alt-A: Subprime and certain Alt-A are principally valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Certain Subprime and Alt-A are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, Subprime and certain Alt-A are categorized as Level 3.

          CMBS: Valued based on non-binding broker quotes or based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

          ABS - Collateralized debt obligations ("CDO"): Valued based on non-binding broker quotes received from brokers who are familiar with the investments. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all CDO are categorized as Level 3.

          ABS - student loans and other: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain ABS are categorized as Level 3.

     . Other investments: Certain OTC derivatives, such as interest rate caps and floors, certain credit default swaps and OTC options (including swaptions), are valued using valuation models that are widely accepted in the financial services industry. Non-market observable inputs such as volatility assumptions may be significant to the valuation of the instruments.

     . Contractholder funds: Derivatives embedded in certain annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis

     Mortgage loans and other investments written-down to fair value in connection with recognizing other-than-temporary impairments are valued using valuation models that are widely accepted in the financial services industry. Inputs to the valuation models include non-market observable inputs such as credit spreads. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values and other sources.

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2009:

                                         QUOTED PRICES IN   SIGNIFICANT
                                          ACTIVE MARKETS       OTHER      SIGNIFICANT    COUNTERPARTY
                                           FOR IDENTICAL     OBSERVABLE   UNOBSERVABLE     AND CASH     BALANCE AS OF
                                              ASSETS           INPUTS        INPUTS       COLLATERAL     DECEMBER 31,
($ IN MILLIONS)                              (LEVEL 1)       (LEVEL 2)      (LEVEL 3)       NETTING          2009
                                         ----------------   -----------   ------------   ------------   -------------
ASSETS:
   Fixed income securities:
      U.S. government and agencies            $ 1,596         $ 1,985        $   --                        $ 3,581
      Municipal                                    --           4,363           746                          5,109
      Corporate                                    --          25,519         2,020                         27,539
      Foreign government                           --           2,133            20                          2,153
      RMBS                                         --           3,614         1,052                          4,666
      CMBS                                         --           1,146         1,322                          2,468
      ABS                                          --             417         1,710                          2,127
      Redeemable preferred stock                   --              14             1                             15
                                              -------         -------        ------                        -------
         Total fixed income securities          1,596          39,191         6,871                         47,658

   Equity securities                              129              27            27                            183
   Short-term investments                         133           1,536            --                          1,669
   Other investments:
      Free-standing derivatives                    --             808            32         $ (411)            429
   Separate account assets                      9,072              --            --                          9,072
   Other assets                                    --              --             2                              2
                                              -------         -------        ------         ------         -------
      TOTAL RECURRING BASIS ASSETS             10,930          41,562         6,932           (411)         59,013
   Non-recurring basis /(1)/                       --              --           219                            219
                                              -------         -------        ------         ------         -------
TOTAL ASSETS AT FAIR VALUE                    $10,930         $41,562        $7,151         $ (411)        $59,232
                                              =======         =======        ======         ======         =======
% of total assets at fair value                  18.4%           70.2%         12.1%          (0.7)%         100.0%
LIABILITIES:
   Contractholder funds:
      Derivatives embedded in annuity
         contracts                            $    --         $  (217)       $ (110)                       $  (327)
   Other liabilities:
      Free-standing derivatives                    (1)           (556)          (85)        $  243            (399)
                                              -------         -------        ------         ------         -------
TOTAL LIABILITIES AT FAIR VALUE               $    (1)        $  (773)       $ (195)        $  243         $  (726)
                                              =======         =======        ======         ======         =======
% of total liabilities at fair value              0.1%          106.5%         26.9%         (33.5)%         100.0%

----------
/(1)/ Includes $205 million of mortgage loans and $14 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:

                                         QUOTED PRICES IN   SIGNIFICANT
                                          ACTIVE MARKETS       OTHER       SIGNIFICANT   COUNTERPARTY
                                           FOR IDENTICAL     OBSERVABLE   UNOBSERVABLE     AND CASH     BALANCE AS OF
                                              ASSETS           INPUTS        INPUTS       COLLATERAL     DECEMBER 31,
($ IN MILLIONS)                              (LEVEL 1)       (LEVEL 2)      (LEVEL 3)       NETTING          2008
                                         ----------------   -----------   ------------   ------------   -------------
ASSETS
   Fixed income securities:
      U.S. government and agencies            $  276          $ 3,411        $    --                       $ 3,687
      Municipal                                   --            2,605            703                         3,308
      Corporate                                   --           14,402          9,867                        24,269
      Foreign government                          --            2,100             --                         2,100
      RMBS                                        --            2,162          1,811                         3,973
      CMBS                                        --            3,320            410                         3,730
      ABS                                         --               28          1,341                         1,369
      Redeemable preferred stock                  --                9              1                            10
                                              ------          -------        -------                       -------
         Total fixed income securities           276           28,037         14,133                        42,446
   Equity securities                               1               54             27                            82
   Short-term investments                        342            3,516             --                         3,858
   Other investments:
      Free-standing derivatives                   --              605             13        $ (480)            138
   Separate account assets                     8,239               --             --                         8,239
   Other assets                                   (1)              --              1                            --
                                              ------          -------        -------        ------         -------
      TOTAL RECURRING BASIS ASSETS             8,857           32,212         14,174          (480)         54,763
   Non-recurring basis /(1)/                      --               --            244                           244
                                              ------          -------        -------        ------         -------
TOTAL ASSETS AT FAIR VALUE                    $8,857          $32,212        $14,418        $ (480)        $55,007
                                              ======          =======        =======        ======         =======
% of total assets at fair value                 16.1%            58.6%          26.2%         (0.9)%         100.0%
LIABILITIES
   Contractholder funds:
      Derivatives embedded in annuity
         contracts                            $   --          $   (37)       $  (265)                      $  (302)
   Other liabilities:
      Free-standing derivatives                   --           (1,118)          (106)       $  460            (764)
                                              ------          -------        -------        ------         -------
TOTAL LIABILITIES AT FAIR VALUE               $   --          $(1,155)       $  (371)       $  460         $(1,066)
                                              ======          =======        =======        ======         =======
% of total liabilities at fair value              --%           108.4%          34.8%        (43.2)%         100.0%

----------
/(1)/ Includes $164 million of mortgage loans, $70 million of limited partnership interests and $10 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

     When the inputs used to measure fair value fall into different levels of the fair value hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3).

     The following table provides a summary of changes in fair value during the year ended December 31, 2009 of Level 3 assets and liabilities held at fair value on a recurring basis. Net transfers in and/or out of Level 3 are reported as having occurred at the beginning of the quarter the transfer occurred; therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the table below.

                                                                                                                        TOTAL
                                                  TOTAL REALIZED AND                                                GAINS (LOSSES)
                                                   UNREALIZED GAINS                                                INCLUDED IN NET
                                                (LOSSES) INCLUDED IN:                      NET                        INCOME FOR
                                              -------------------------    PURCHASES,   TRANSFERS                     ASSETS AND
                                                              OCI ON         SALES,         IN        BALANCE        LIABILITIES
                               BALANCE AS OF                 STATEMENT   ISSUANCES AND    AND/OR       AS OF        STILL HELD AT
                                DECEMBER 31,       NET     OF FINANCIAL   SETTLEMENTS,   (OUT) OF  DECEMBER 31,      DECEMBER 31,
($ IN MILLIONS)                     2008      INCOME/(1)/    POSITION         NET        LEVEL 3       2009           2009/(3)/
                               -------------  -----------  ------------  -------------  ---------  ------------    ---------------
ASSETS
   Fixed income securities:
      Municipal                   $   703         $  (3)      $   31        $   (39)     $    54      $  746            $  (1)
      Corporate                     9,867            18        1,158         (1,591)      (7,432)      2,020               54
      Foreign government               --            --           --             30          (10)         20               --
      RMBS                          1,811          (125)         247           (304)        (577)      1,052              (96)
      CMBS                            410          (398)         801            (75)         584       1,322             (318)
      ABS                           1,341          (194)         852           (120)        (169)      1,710             (123)
      Redeemable preferred
         stock                          1            --           --             --           --           1               --
                                  -------         -----       ------        -------      -------      ------            -----
         Total fixed income
            securities             14,133          (702)       3,089         (2,099)      (7,550)      6,871             (484)
   Equity securities                   27            (2)           3             (1)          --          27               (3)
   Other investments:
      Free-standing
         derivatives, net             (93)           76           --            (36)          --         (53)/(2)/         98
   Other assets                         1             1           --             --           --           2                1
                                  -------         -----       ------        -------      -------      ------            -----
   TOTAL RECURRING
      LEVEL 3 ASSETS              $14,068         $(627)      $3,092        $(2,136)     $(7,550)     $6,847            $(388)
                                  =======         =====       ======        =======      =======      ======            =====
LIABILITIES
   Contractholder funds:
      Derivatives embedded in
         annuity contracts        $  (265)        $ 148       $   --        $     7      $    --      $ (110)           $ 148
                                  -------         -----       ------        -------      -------      ------            -----
   TOTAL RECURRING
      LEVEL 3 LIABILITIES         $  (265)        $ 148       $   --        $     7      $    --      $ (110)           $ 148
                                  =======         =====       ======        =======      =======      ======            =====

----------
/(1)/ The effect to net income totals $(479) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(719) million in realized capital gains and losses, $89 million in net investment income, $(3) million in interest credited to contractholder funds and $(148) million in contract benefits.
/(2)/ Comprises $32 million of assets and $(85) million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(240) million and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(481) million in realized capital gains and losses, $87 million in net investment income, $(6) million in interest credited to contractholder funds, and $(148) million in contract benefits.

     The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 assets and liabilities held at fair value on a recurring basis.

                                                                                                                        TOTAL
                                                  TOTAL REALIZED AND                                                GAINS (LOSSES)
                                                   UNREALIZED GAINS                                                INCLUDED IN NET
                                                (LOSSES) INCLUDED IN:                      NET                        INCOME FOR
                                              -------------------------    PURCHASES,   TRANSFERS                     ASSETS AND
                                                              OCI ON         SALES,         IN        BALANCE        LIABILITIES
                               BALANCE AS OF                 STATEMENT   ISSUANCES AND    AND/OR       AS OF        STILL HELD AT
                                 JANUARY 1,       NET      OF FINANCIAL   SETTLEMENTS,   (OUT) OF  DECEMBER 31,      DECEMBER 31,
($ IN MILLIONS)                     2008      INCOME/(1)/    POSITION         NET        LEVEL 3       2008           2008/(3)/
                               -------------  -----------  ------------  -------------  ---------  ------------    ---------------
ASSETS
   Fixed income securities:
      Municipal                   $   231       $    --       $   (72)      $   (12)      $  556     $   703           $    --
      Corporate                    11,845          (320)       (1,147)       (1,019)         508       9,867              (367)
      Foreign government               --            --            --            (5)           5          --                --
      RMBS                          3,034          (507)         (511)         (491)         286       1,811              (464)
      CMBS                            790          (453)         (312)         (391)         776         410              (192)
      ABS                           2,930          (338)         (987)         (404)         140       1,341              (317)
      Redeemable preferred
         stock                         --             1            --            --           --           1                --
                                  -------       -------       -------       -------       ------     -------           -------
   Total fixed income
      securities                   18,830        (1,617)       (3,029)       (2,322)       2,271      14,133            (1,340)
   Equity securities                   61            (3)          (12)           20          (39)         27                (3)
   Other investments:
      Free-standing
         derivatives, net              (6)         (125)           --            38           --         (93)/(2)/         (37)
   Other assets                         2            (1)           --            --           --           1                (1)
                                  -------       -------       -------       -------       ------     -------           -------
      TOTAL RECURRING
         LEVEL 3 ASSETS           $18,887       $(1,746)      $(3,041)      $(2,264)      $2,232     $14,068           $(1,381)
                                  =======       =======       =======       =======       ======     =======           =======
LIABILITIES
   Contractholder funds:
      Derivatives embedded
         in annuity contracts     $     4       $  (270)      $    --       $     1       $   --     $  (265)          $  (270)
                                  -------       -------       -------       -------       ------     -------           -------
      TOTAL RECURRING
         LEVEL 3 LIABILITIES      $     4       $  (270)      $    --       $     1       $   --     $  (265)          $  (270)
                                  =======       =======       =======       =======       ======     =======           =======

----------
/(1)/ The effect to net income totals $(2.02) billion and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(1.83) billion in realized capital gains and losses, $91 million in net investment income, $6 million in interest credited to contractholder funds and $270 million in contract benefits.
/(2)/ Comprises $13 million of assets and $(106) million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(1.65) billion and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(1.45) billion in realized capital gains and losses, $75 million in net investment income, $1 million in interest credited to contractholder funds and $270 million in contract benefits.

     Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

FINANCIAL ASSETS
                                       DECEMBER 31, 2009   DECEMBER 31, 2008
                                       -----------------   -----------------
                                       CARRYING    FAIR    CARRYING    FAIR
($ IN MILLIONS)                          VALUE     VALUE     VALUE     VALUE
                                       --------   ------   --------   ------
Mortgage loans                          $7,780    $6,220    $10,012   $8,700
Limited partnership interests - cost
   basis                                   533       521        560      541
Bank loans                                 359       329        981      675
Notes due from related party               275       233        250      185

     The fair value of mortgage loans is based on discounted contractual cash flows or if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments on the Consolidated Statements of Financial Position, are valued based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL LIABILITIES
                                        DECEMBER 31, 2009    DECEMBER 31, 2008
                                       ------------------   ------------------
                                       CARRYING     FAIR    CARRYING     FAIR
($ IN MILLIONS)                          VALUE     VALUE      VALUE     VALUE
                                       --------   ------    --------   -------
Contractholder funds on investment
   contracts                            $39,824   $38,196    $45,989   $42,484
Surplus notes due to related parties        675       611        650       566
Liability for collateral                    617       617        340       340

     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

     The fair value of surplus notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

7.   DERIVATIVE FINANCIAL INSTRUMENTS AND OFF-BALANCE-SHEET FINANCIAL
     INSTRUMENTS

     The Company primarily uses derivatives for risk management and asset replication. In addition, the Company has derivatives embedded in non-derivative "host" contracts, which are required to be separated from the host contracts and accounted for at fair value as derivative instruments. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis. The Company does not use derivatives for trading purposes. Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting.

     The Company uses derivatives to partially mitigate potential adverse impacts from increases in credit spreads. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments.

     Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors and futures are acquired to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and financial futures and options for hedging the Company's equity exposure contained in equity indexed annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

     Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company's primary embedded derivatives are conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in selling protection credit default swaps represent the maximum amount of potential loss, assuming no recoveries.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2009, the Company pledged $9 million of securities and cash in the form of margin deposits.

     The net impact to pre-tax income for derivatives includes valuation and settlements of derivatives. For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are reported in net income. For embedded derivatives in convertible fixed income securities and equity-indexed notes, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument.

     The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statements of Financial Position at December 31, 2009.

                                                                      ASSET DERIVATIVES
                                         ---------------------------------------------------------------------------
                                                                        Volume/(1)/
                                                                   --------------------
                                                                                Number     Fair
($ IN MILLIONS, EXCEPT NUMBER OF                                   Notional       of      value,   Gross     Gross
CONTRACTS)                                Balance sheet location    amount    contracts     net    asset   liability
                                         -----------------------   --------   ---------   ------   -----   ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   Interest rate swap agreements            Other investments       $   45           --    $ (3)    $ --      $ (3)
   Foreign currency swap agreements         Other investments           23           --      (2)      --        (2)
                                                                    ------     --------    ----     ----      ----
      Total                                                         $   68           --    $ (5)    $ --      $ (5)
                                                                    ------     --------    ----     ----      ----
DERIVATIVES NOT DESIGNATED AS
   ACCOUNTING HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
      Interest rate swap agreements         Other investments       $1,106           --    $ 57     $ 61      $ (4)
      Interest rate cap and floor
         agreements                         Other investments           52           --       2        2        --
      Financial futures contracts
         and options                          Other assets              --          404      --       --        --
   EQUITY AND INDEX CONTRACTS
      Options, financial futures and
         warrants/(2)/                      Other investments           62       19,850     385      385        --
      Options, financial futures and
         warrants                             Other assets              --          102      --       --        --
   FOREIGN CURRENCY CONTRACTS
      Foreign currency swap agreements      Other investments           53           --       1        1        --
   EMBEDDED DERIVATIVE FINANCIAL
      INSTRUMENTS
      Conversion options in fixed
         income securities               Fixed income securities       315           --     117      117        --
      Equity-indexed call options in
         fixed income securities         Fixed income securities       475           --      89       89        --
   CREDIT DEFAULT CONTRACTS
      Credit Default Swaps - Buying
         Protection                         Other investments           83           --      (3)       2        (5)
      Credit Default Swaps - Selling
         Protection                         Other investments           14           --      --       --        --
   OTHER CONTRACTS
      Other contracts                       Other investments           75           --      --       --        --
      Other contracts                         Other assets               6           --       2        2        --
                                                                    ------     --------    ----     ----      ----
      Total                                                         $2,241       20,356    $650     $659      $ (9)
                                                                    ------     --------    ----     ----      ----
TOTAL DERIVATIVE ASSETS                                             $2,309       20,356    $645     $659      $(14)
                                                                    ======     ========    ====     ====      ====

----------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                           LIABILITY DERIVATIVES
                                            -----------------------------------------------------------------------------------
                                                                                       Volume/(1)/
                                                                                  -------------------
                                                                                                        Fair
($ IN MILLIONS, EXCEPT NUMBER OF                                                  Notional  Number of  value,  Gross    Gross
CONTRACTS)                                          Balance sheet location         amount   contracts    net   asset  liability
                                            ------------------------------------  --------  ---------  ------  -----  ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
      Interest rate swap agreements         Other liabilities & accrued expenses   $ 2,443        --   $(230)   $ --    $(230)
      Foreign currency swap agreements      Other liabilities & accrued expenses       179        --     (18)      3      (21)
      Foreign currency and interest rate
         swap agreements                    Other liabilities & accrued expenses       870        --     231     231       --
      Foreign currency and interest rate
         swap agreements                    Contractholder funds                        --        --      44      44       --
                                                                                   -------    ------   -----    ----    -----
      Total                                                                        $ 3,492        --   $  27    $278    $(251)
                                                                                   -------    ------   -----    ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
      Interest rate swap agreements         Other liabilities & accrued expenses   $ 6,087        --   $  32    $ 69    $ (37)
      Interest rate swaption agreements     Other liabilities & accrued expenses     1,000        --      15      15       --
      Interest rate cap and floor
         agreements                         Other liabilities & accrued expenses     3,896        --     (16)      9      (25)
   EQUITY AND INDEX CONTRACTS
      Options, financial futures and
         warrants                           Other liabilities & accrued expenses        45    19,946    (213)      3     (216)
   FOREIGN CURRENCY CONTRACTS
      Foreign currency swap agreements      Other liabilities & accrued expenses        54        --       3       3       --
      Foreign currency forwards and
         options                            Other liabilities & accrued expenses       185        --       2       2       --
   EMBEDDED DERIVATIVE FINANCIAL
      INSTRUMENTS
      Guaranteed accumulation benefits              Contractholder funds             1,113        --     (66)     --      (66)
      Guaranteed withdrawal benefits                Contractholder funds               810        --     (41)     --      (41)
      Equity-indexed options in life and
         annuity product contracts                  Contractholder funds             4,321        --    (217)     --     (217)
      Other embedded derivative financial
         instruments                                Contractholder funds                85        --      (3)     --       (3)
   CREDIT DEFAULT CONTRACTS
      Credit Default Swaps - Buying
      Protection                            Other liabilities & accrued expenses       550        --     (29)      4      (33)
   Credit Default Swaps - Selling
      Protection                            Other liabilities & accrued expenses     1,070        --     (60)      6      (66)
                                                                                   -------    ------   -----    ----    -----
      Total                                                                        $19,216    19,946   $(593)   $111    $(704)
                                                                                   -------    ------   -----    ----    -----
TOTAL DERIVATIVE LIABILITIES                                                       $22,708    19,946   $(566)   $389    $(955)
                                                                                   =======    ======   =====    ====    =====
TOTAL DERIVATIVES                                                                  $25,017    40,302   $  79
                                                                                   =======    ======   =====

----------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts which is the basis on which they are traded. (n/a = not applicable)

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2008.

                                                                                CARRYING VALUE
                                                        NOTIONAL   FAIR    ------------------------
($ IN MILLIONS)                                          AMOUNT    VALUE   ASSETS     (LIABILITIES)
                                                        --------   -----   ------     -------------
INTEREST RATE CONTRACTS
   Interest rate swap agreements                        $10,354    $(799)   $ 22         $  (821)
   Financial futures contracts and options                4,359       (1)     --              (1)
   Interest rate cap and floor agreements                 5,688      (35)      2             (37)
                                                        -------    -----   ----          -------
      Total interest rate contracts                      20,401     (835)     24            (859)
EQUITY AND INDEX CONTRACTS
   Options, financial futures, and warrants               5,056       49      97             (48)
FOREIGN CURRENCY CONTRACTS
   Foreign currency swap agreements                       1,233      222       9             213
   Foreign currency forwards and options                     10       --      --              --
                                                        -------    -----   -----         -------
      Total foreign currency contracts                    1,243      222      9              213
CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION
   Credit default swaps - selling protection                517      (73)     (1)            (72)
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                         985     (147)     --            (147)
   Guaranteed withdrawal benefits                           744     (119)     --            (119)
   Conversion options in fixed income securities            378       90      90              --
   Equity-indexed call options in fixed income
      securities                                            800      132     132              --
   Equity-indexed call options in fixed income
      securities                                          4,150      (37)     --             (37)
   Other embedded derivative financial instruments          135        1      --               1
                                                        -------    -----   -----         -------
      Total embedded derivative financial instruments     7,192      (80)    222            (302)
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
   Credit default swaps - buying protection               1,145       31       9              22
   Other                                                     81        3       3              --
                                                        -------    -----   -----         -------
      Total other derivative instruments                  1,226       34      12              22
                                                        -------    -----   -----         -------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                  $35,635    $(683)   $363/(1)/    $(1,046)/(2)/
                                                        =======    =====   =====         =======

----------
/(1)/ Presented in the Consolidated Statements of Financial Position as $222
      million fixed income securities, $138 million other investments and $3 million other assets.
/(2)/ Presented in the Consolidated Statements of Financial Position as $302 million contractholder funds and $744 million other liabilities and accrued expenses.

     The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships in the Consolidated Statements of Operations and Comprehensive Income and the Consolidated Statements of Financial Position. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be $3 million during the next twelve months.

                                                                 YEAR ENDED
($ IN MILLIONS)                                              DECEMBER 31, 2009
                                                             -----------------
EFFECTIVE PORTION
Loss recognized in OCI on derivatives during the period             $(35)
Loss recognized in OCI on derivatives during the term of
   the hedging relationship                                         $(18)
Gain reclassified from AOCI into income (net investment
   income)                                                          $  2
Loss reclassified from AOCI into income (realized capital
   gains and losses)                                                $ (3)
INEFFECTIVE PORTION AND AMOUNT EXCLUDED FROM EFFECTIVENESS
   TESTING

Gain recognized in income on derivatives (realized capital
   gains and losses)                                                $ --

     For cash flow hedges, unrealized net pre-tax (gains) and losses included in accumulated other comprehensive income were $(18) million and $16 million at December 31, 2009 and 2008, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $(34) million, $48 million and $(16) million in 2009, 2008 and 2007, respectively.

     The following table presents gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2009.

                                                                                                  TOTAL GAIN
                                                         REALIZED                 INTEREST          (LOSS)
                                               NET       CAPITAL                 CREDITED TO    RECOGNIZED IN
                                           INVESTMENT   GAINS AND   CONTRACT   CONTRACTHOLDER   NET INCOME ON
($ IN MILLIONS)                              INCOME       LOSSES    BENEFITS        FUNDS        DERIVATIVES
                                           ----------   ---------   --------   --------------   -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING
   HEDGING RELATIONSHIPS
   Interest rate contracts                     $30         $ 12       $ --          $(13)            $ 29
   Foreign currency and interest rate
      contracts                                 --           (9)        --            77               68
                                               ---         ----       ----          ----             ----
      Subtotal                                  30            3         --            64               97
                                               ---         ----       ----          ----             ----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   Interest rate contracts                      --          280         --            --              280
   Equity and index contracts                   --           --         --           115              115
   Embedded derivative financial
      instruments                               --           60        158          (184)              34
   Foreign currency contracts                   --            3         --            --                3
   Credit default contracts                     --           14         --            --               14
   Other contracts                              --           --         --             3                3
                                               ---         ----       ----          ----             ----
      Subtotal                                  --          357        158           (66)             449
                                               ---         ----       ----          ----             ----
      Total                                    $30         $360       $158          $ (2)            $546
                                               ===         ====       ====          ====             ====

     The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $1 million, $4 million and $13 million in 2009, 2008 and 2007, respectively.

     The following table provides a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2009.

($ IN MILLIONS)                             GAIN (LOSS) ON DERIVATIVES    GAIN (LOSS) ON HEDGED RISK
                                            --------------------------   ----------------------------
                                                            FOREIGN
                                            INTEREST      CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED          RATE      INTEREST RATE   CONTRACTHOLDER
   IN NET INCOME ON DERIVATIVES             CONTRACTS      CONTRACTS          FUNDS       INVESTMENTS
-----------------------------------------   ---------   --------------   --------------   -----------
Interest credited to contractholder funds      $(26)          $39             $(13)          $  --
Net investment income                           164            --               --            (164)
Realized capital gains and losses                12            (9)              --              --
                                               ----           ---             ----           -----
   Total                                       $150           $30             $(13)          $(164)
                                               ====           ===             ====           =====

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements (including swaptions). These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2009, counterparties pledged $168 million in cash to the Company, and the Company pledged $162 million in securities to counterparties which includes $122 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $40 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk associated with transactions executed on organized exchanges.

     Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31 as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements (including swaptions).

($ IN MILLIONS)                          2009                                                 2008
                 ---------------------------------------------------  ---------------------------------------------------
                 Number of                              Exposure,     Number of                              Exposure,
                  counter-  Notional      Credit          net of       counter-  Notional      Credit         net of
RATING /(1)/      parties    amount   exposure/(2)/  collateral/(2)/   parties    amount   Exposure/(2)/  collateral/(2)/
---------------  ---------  --------  -------------  ---------------  ---------  --------  -------------  ---------------
AA-                  --      $   --        $ --            $--             1      $  236        $ 5             $ 5
A+                    3       6,666         151             18             2         242          8               8
A                     2       1,041          48             17             2       1,730         35              15
A-                    1         145          23             23             1         216         25              25
                    ---      ------        ----            ---           ---      ------        ---             ---
Total                 6      $7,852        $222            $58             6      $2,424        $73             $53
                    ===      ======        ====            ===           ===      ======        ===             ===

----------
/(1)/ Rating is the lower of S&P or Moody's ratings.
/(2)/ Only OTC derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

     Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by both Moody's and S&P.

     The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, 2009, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ IN MILLIONS)

Gross liability fair value of contracts containing
   credit-risk-contingent features                       $ 386
Gross asset fair value of contracts containing
   credit-risk-contingent features and subject to MNAs    (233)
Collateral posted under MNAs for contracts containing
   credit-risk-contingent features                        (122)
                                                         -----
Maximum amount of additional exposure for contracts
   with credit-risk-contingent features if all
   features were triggered concurrently                  $  31
                                                         =====

CREDIT DERIVATIVES - SELLING PROTECTION

     Credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

     The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2009:

                                  NOTIONAL AMOUNT
                         CREDIT RATING UNDERLYING NOTIONAL
                       ------------------------------------
                                            BB AND            FAIR
($ IN MILLIONS)         AA      A     BBB    LOWER    TOTAL   VALUE
                       ----   ----   ----   ------   ------   -----
SINGLE NAME
   Investment grade
      corporate debt   $ 50   $ 65   $ 41    $ 15    $  171   $ (5)
   High yield debt       --     --     --       8         8     --
   Municipal             25     --     --      --        25     (4)
                       ----   ----   ----    ----    ------   ----
      Subtotal           75     65     41      23       204     (9)
BASKETS
   TRANCHE
   Investment grade
      corporate debt     --     --     --      65        65    (27)
   FIRST-TO-DEFAULT
   Investment grade
      corporate debt     --     45     15      --        60     --
   Municipal             20    135     --      --       155    (28)
                       ----   ----   ----    ----    ------   ----
      Subtotal           20    180     15      65       280    (55)
                       ----   ----   ----    ----    ------   ----
INDEX
   Investment grade
      corporate debt     14    159    408      19       600      4
                       ----   ----   ----    ----    ------   ----
TOTAL                  $109   $404   $464    $107    $1,084   $(60)
                       ====   ====   ====    ====    ======   ====

     The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2008:

                                    NOTIONAL AMOUNT
                           CREDIT RATING UNDERLYING NOTIONAL
                       -----------------------------------------
                                                  BB AND            FAIR
($ IN MILLIONS)        AAA    AA      A     BBB    LOWER   TOTAL   VALUE
                       ---   ----   ----   ----   ------   -----   -----
SINGLE NAME
   Investment grade
      corporate debt   $10   $ --   $115   $ 91     $--     $216   $(10)
   High yield debt      --     --     --     --       6        6     (3)
   Municipal            --     25     --     --      --       25    (11)
   Sovereign            --     --     --     20       5       25     (1)
                       ---   ----   ----   ----     ---     ----   ----
      Subtotal          10     25    115    111      11      272    (25)
BASKETS
   FIRST-TO-DEFAULT
   Investment grade
      corporate debt    --     --     30     60      --       90     (5)
      Municipal         --    120     35     --      --      155    (43)
                       ---   ----   ----   ----     ---     ----   ----
         Subtotal       --    120     65     60      --      245    (48)
                       ---   ----   ----   ----     ---     ----   ----
TOTAL                  $10   $145   $180   $171     $11     $517   $(73)
                       ===   ====   ====   ====     ===     ====   ====

     In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the referenced entity's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named credits, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference credit. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at time of settlement. When a credit event occurs in a tranche of a basket, there is no impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

     The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND UNCONSOLIDATED INVESTMENTS IN VIES

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                               2009                  2008
                                       -------------------   -------------------
                                       CONTRACTUAL    FAIR   CONTRACTUAL    FAIR
($ IN MILLIONS)                           AMOUNT     VALUE     AMOUNT      VALUE
                                       -----------   -----   -----------   -----
Commitments to invest in limited
   partnership interests                   $802       $--      $1,075       $--
Commitments to invest - other                 3        --           2        --
Commitments to extend mortgage loans          3        --           3        --
Private placement commitments                 7        --          --        --

     In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     In 2006, the Company participated in the establishment of an investment management variable interest entity ("VIE") that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets primarily consisting of investment securities and cash totaling $398 million and liabilities primarily consisting of long-term debt totaling $371 million at December 31, 2009. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to the VIE is the amortized cost of its investment, which was zero at December 31, 2009.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

($ IN MILLIONS)                                               2009      2008
                                                            -------   -------
Immediate fixed annuities:
   Structured settlement annuities                          $ 6,406   $ 6,628
   Other immediate fixed annuities                            2,043     2,101
Traditional life insurance                                    2,662     2,538
Accident and health                                           1,053       920
Other                                                            92        69
                                                            -------   -------
      Total reserve for life-contingent contract benefits   $12,256   $12,256
                                                            =======   =======

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                                             INTEREST                ESTIMATION
              PRODUCT                                  MORTALITY                               RATE                    METHOD
----------------------------------   --------------------------------------------   -------------------------   --------------------
Structured settlement annuities      U.S. population with projected calendar year   Interest rate assumptions   Present value of
                                     improvements; mortality rates adjusted for     range from 1.3% to 9.9%     contractually
                                     each impaired life based on reduction in                                   specified future
                                     life expectancy                                                            benefits

Other immediate fixed annuities      1983 group annuity mortality table with        Interest rate assumptions   Present value of
                                     internal modifications; 1983 individual        range from 1.0% to 11.5%    expected future
                                     annuity mortality table;  Annuity 2000                                     benefits based on
                                     mortality table with internal modifications;                               historical
                                     1983 individual annuity mortality table with                               experience
                                     internal modifications

Traditional life insurance           Actual company experience plus loading         Interest rate assumptions   Net level premium
                                                                                    range from 4.0% to 11.3%    reserve method using
                                                                                                                the Company's
                                                                                                                withdrawal
                                                                                                                experience rates

Accident and health                  Actual company experience plus loading                                     Unearned premium;
                                                                                                                additional contract
                                                                                                                reserves for
                                                                                                                mortality risk

Other:
   Variable annuity guaranteed       100% of Annuity 2000 mortality table           Interest rate assumptions   Projected benefit
      minimum death benefits /(1)/                                                  range from 4.5% to 5.5%     ratio applied to
                                                                                                                cumulative
                                                                                                                assessments

----------------
/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential").

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $378 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2008. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability is zero as of December 31, 2009.

     At December 31, contractholder funds consist of the following:

($ IN MILLIONS)                                     2009      2008
                                                  -------   -------
Interest-sensitive life insurance                 $ 9,662   $ 9,308
Investment contracts:
   Fixed annuities                                 36,030    37,625
   Funding agreements backing medium-term notes     4,699     9,314
   Other investment contracts                         459       533
                                                  -------   -------
      Total contractholder funds                  $50,850   $56,780
                                                  =======   =======

     The following table highlights the key contract provisions relating to contractholder funds:

           PRODUCT                           INTEREST RATE            WITHDRAWAL/SURRENDER CHARGES
---------------------------------   ------------------------------   ------------------------------
Interest-sensitive life insurance   Interest rates credited range    Either a percentage of account
                                    from 2.0% to 6.0%                balance or dollar amount
                                                                     grading off generally over 20
                                                                     years

Fixed annuities                     Interest rates credited range    Either a declining or a level
                                    from 0.5% to 9.9% for            percentage charge generally
                                    immediate annuities and 0% to    over nine years or less.
                                    16% for other fixed annuities    Additionally, approximately
                                    (which include equity-indexed    28.1% of fixed annuities are
                                    annuities whose returns are      subject to market value
                                    indexed to the S&P 500)          adjustment for discretionary
                                                                     withdrawals

Funding agreements backing medium   Interest rates credited range    Not applicable
-term notes                         from 0% to 6.5%
                                    (excluding currency-swapped
                                    medium-term notes)

Other investment contracts:         Interest rates used in           Withdrawal and surrender
  Guaranteed minimum income,        establishing reserves range      charges are based on the terms
  accumulation and withdrawal       from 1.8% to 10.3%               of the related
  benefits on variable                                               interest-sensitive life
  annuities/(1)/ and secondary                                       insurance or fixed annuity
  guarantees on                                                      contract
  interest-sensitive life
  insurance and fixed
  annuities

------------

/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

      Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

($ IN MILLIONS)                                            2009       2008
                                                          -------   -------
Balance, beginning of year                                $56,780   $60,464
Deposits                                                    3,327     9,286
Interest credited                                           1,974     2,350
Benefits                                                   (1,553)   (1,701)
Surrenders and partial withdrawals                         (4,086)   (4,329)
Maturities and retirements of institutional products       (4,773)   (8,599)
Contract charges                                             (860)     (819)
Net transfers from separate accounts                           11        19
Fair value hedge adjustments for institutional products        25       (56)
Other adjustments                                               5       165
                                                          -------   -------
Balance, end of year                                      $50,850   $56,780
                                                          =======   =======

     The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $7.93 billion and $7.07 billion of equity, fixed income and balanced mutual funds and $568 million and $730 million of money market mutual funds at December 31, 2009 and 2008, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                              DECEMBER 31,
                                                          -------------------
($ IN MILLIONS)                                             2009       2008
                                                          --------   --------
In the event of death
   Separate account value                                 $  8,496   $  7,802
   Net amount at risk /(1)/                               $  2,153   $  3,971
   Average attained age of contractholders                65 years   64 years
At annuitization (includes income benefit guarantees)
   Separate account value                                 $  2,101   $  1,846
   Net amount at risk /(2)/                               $    906   $  1,459
   Weighted average waiting period until annuitization
      options available                                    3 years    4 years
For cumulative periodic withdrawals
   Separate account value                                 $    786   $    718
   Net amount at risk /(3)/                               $     42   $    159
Accumulation at specified dates
   Separate account value                                 $  1,113   $    984
   Net amount at risk /(4)/                               $     97   $    223
   Weighted average waiting period until guarantee date    8 years    9 years

----------
/(1)/ Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
/(2)/ Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/ Defined as the estimated current guaranteed minimum withdrawal balance
      (initial deposit) in excess of the current account balance at the balance sheet date.
/(4)/ Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

($ IN MILLIONS)                           LIABILITY FOR                              LIABILITY FOR
                                      GUARANTEES RELATED TO     LIABILITY FOR     GUARANTEES RELATED
                                       DEATH BENEFITS AND         GUARANTEES        TO ACCUMULATION
                                       INTEREST-SENSITIVE     RELATED TO INCOME     AND WITHDRAWAL
                                          LIFE PRODUCTS            BENEFITS            BENEFITS         TOTAL
                                     ----------------------   -----------------   ------------------   ------
Balance at December 31, 2008 /(1)/            $ 115                  $219                $266           $600
   Less reinsurance recoverables                 81                   200                 266            547
                                              -----                  ----                ----           ----
Net balance at December 31, 2008                 34                    19                  --             53
Incurred guaranteed benefits                     13                    --                   1             14
Paid guarantee benefits                          (1)                   --                  --             (1)
                                              -----                  ----                ----           ----
   Net change                                    12                    --                   1             13
Net balance at December 31, 2009                 46                    19                   1             66
   Plus reinsurance recoverables                109                   268                 107            484
                                              -----                  ----                ----           ----
Balance, December 31, 2009 /(2)/              $ 155                  $287                $108           $550
                                              =====                  ====                ====           ====
Balance at December 31, 2007 /(3)/            $ 145                  $ 45                $ --           $190
   Less reinsurance recoverables                121                    26                  --            147
                                              -----                  ----                ----           ----
Net balance at December 31, 2007                 24                    19                  --             43
Incurred guaranteed benefits                     11                    --                  --             11
Paid guarantee benefits                          (1)                   --                  --             (1)
                                              -----                  ----                ----           ----
   Net change                                    10                    --                  --             10
Net balance at December 31, 2008                 34                    19                  --             53
   Plus reinsurance recoverables                 81                   200                 266            547
                                              -----                  ----                ----           ----
Balance, December 31, 2008 /(1)/              $ 115                  $219                $266           $600
                                              =====                  ====                ====           ====


----------

/(1)/ Included in the total liability balance at December 31, 2008 are reserves for variable annuity death benefits of $67 million, variable annuity income benefits of $200 million, variable annuity accumulation benefits of $147 million, variable annuity withdrawal benefits of $119 million and other guarantees of $67 million.
/(2)/ Included in the total liability balance at December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.
/(3)/ Included in the total liability balance at December 31, 2007 are reserves for variable annuity death benefits of $111 million, variable annuity income benefits of $23 million, variable annuity accumulation benefits of $(0.4) million and other guarantees of $56 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in July 2007, for new life insurance contracts, the Company ceded the mortality risk associated with coverage in excess of $3 million per life for contracts issued to individuals age 70 and over, and ceded the mortality risk associated with coverage in excess of $5 million per life for most other contracts. Also beginning in July 2007, for certain large contracts that meet specific criteria, the Company's retention limit was increased to $10 million per life. In the period prior to July 2007, but subsequent to August 1998, the Company ceded the mortality risk associated with coverage in excess of $2 million per life, except in 2006 in certain instances when specific criteria were met, it ceded the mortality risk associated with coverage in excess of $5 million per life. For business sold prior to September 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million for individual life.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.51 billion and $1.57 billion at December 31, 2009 and 2008, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2009, premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential. In 2008, premiums and contract charges of $238 million, contract benefits of $467 million, interest credited to contractholder funds of $36 million, and operating costs and expenses of $47 million were ceded to Prudential. In 2007, premiums and contract charges of $317 million, contract benefits of $59 million, interest credited to contractholder funds of $43 million, and operating costs and expenses of $72 million were ceded to Prudential. In addition, as of December 31, 2009 and 2008, the Company had reinsurance recoverables of $175 million and $181 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance), and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

     As of December 31, 2009, the gross life insurance in force was $532.60 billion of which $251.89 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN MILLIONS)                                             2009     2008     2007
                                                          -------   ------   -------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $ 2,215   $2,275   $2,342
Assumed
   Affiliate                                                  102       70       16
   Non-affiliate                                               22       25       26
Ceded-non-affiliate                                          (806)    (874)    (940)
                                                          -------   ------   -------
      Premiums and contract charges, net of reinsurance   $ 1,533   $1,496   $1,444
                                                          =======   ======   =======


     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN MILLIONS)                                2009      2008     2007
                                              ------   -------   ------
CONTRACT BENEFITS
Direct                                        $1,915   $ 2,428   $1,973
Assumed
   Affiliate                                      66        42       10
   Non-affiliate                                  22        26       27
Ceded-non-affiliate                             (601)   (1,099)    (646)
                                              ------   -------   ------
      Contract benefits, net of reinsurance   $1,402   $ 1,397   $1,364
                                              ======   =======   ======

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN MILLIONS)                              2009     2008     2007
                                            ------   ------   ------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                      $2,085   $2,373   $2,644
Assumed
   Affiliate                                    11       11       13
   Non-affiliate                                12       15       18
Ceded-non-affiliate                            (32)     (43)     (47)
                                            ------   ------   ------
      Interest credited to contractholder
         funds, net of  reinsurance         $2,076   $2,356   $2,628
                                            ======   ======   ======

     Reinsurance recoverables at December 31 are summarized in the following table.

($ IN MILLIONS)   REINSURANCE RECOVERABLE ON
                   PAID AND UNPAID BENEFITS
                  --------------------------
                      2009           2008
                  ------------   -----------
Annuities            $1,667         $1,734
Life insurance        1,528          1,465
Long-term care          732            630
Other                    89             94
                     ------         ------
Total                $4,016         $3,923
                     ======         ======

     At both December 31, 2009 and 2008, approximately 93% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

($ IN MILLIONS)                                            2009     2008     2007
                                                         -------   ------   ------
Balance, beginning of year                               $ 6,701   $3,905   $3,485
Impact of adoption of new OTTI accounting guidance
   before  unrealized impact /(1)/                          (176)      --       --
Impact of adoption of new OTTI accounting guidance
   effect of unrealized capital gains and losses /(2)/       176       --       --
Reinsurance assumed /(3)/                                     --       32       --
Impact of adoption of new internal replacements
   accounting guidance /(4)/                                  --       --      (11)
Acquisition costs deferred                                   403      596      547
Amortization charged to income                              (888)    (643)    (518)
Effect of unrealized gains and losses                     (2,552)   2,811      402
                                                         -------   ------   ------
Balance, end of year                                     $ 3,664   $6,701   $3,905
                                                         =======   ======   ======


----------
/(1)/ The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new OTTI accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.
/(3)/ In 2008, DAC increased as a result of a reinsurance transaction with AHL
      (see Note 4).
/(4)/ The adoption of new accounting guidance related to internal replacements resulted in an $11 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral.

     DSI activity, which primarily relates to fixed annuities, for the years ended December 31 was as follows:

($ IN MILLIONS)                                    2009   2008   2007
                                                  -----   ----   -----
Balance, beginning of year                        $ 453   $295    $225
Impact of adopting new OTTI accounting guidance
   before unrealized impact /(1)/                   (35)    --      --
Impact of adopting new OTTI accounting guidance
   effect of unrealized capital gains and
   losses /(2)/                                      35     --      --
Impact of adoption of new internal replacements
   accounting guidance /(3)/                         --     --      (2)
Sales inducements deferred                           28     47      64
Amortization charged to income                     (129)   (53)    (57)
Effect of unrealized gains and losses              (157)   164      65
                                                  -----   ----   -----
Balance, end of year                              $ 195   $453    $295
                                                  =====   ====   =====

----------

/(1)/ The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustments to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new OTTI accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.
/(3)/ The adoption of new accounting guidance related to internal replacements resulted in a $2 million adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral.

11.   COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue a guaranty fund assessment when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2009 and 2008, the liability balance included in other liabilities and accrued expenses was $29 million and $30 million, respectively. The related premium tax offsets included in other assets were $28 million and $29 million as of December 31, 2009 and 2008, respectively.

     The New York Liquidation Bureau (the "Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life") is currently under its jurisdiction as part of a 1992 court-ordered rehabilitation plan. However, Executive Life does not have a liquidity problem at this time, and an order of liquidation has not been sought by the Bureau. The current publicly available estimated shortfall from the Bureau is $1.27 billion.

     If Executive Life were to be declared insolvent in the future, the Company may have exposure to future guaranty fund assessments. The Company's exposure will ultimately depend on the level of guaranty fund system participation, as well as the viability of a plan of the Bureau to obtain voluntary contributions, primarily from the original insurance companies that acquired structured settlement annuity contracts from Executive Life. New York law currently contains an aggregate limit on guaranty funds under the Life Insurance Corporation of New York of $500 million, of which approximately $40 million has been used. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's average market share for New York, based on assessable premiums, was approximately 3.1% in 2009.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $160 million at December 31, 2009. The obligations associated with these fixed income securities expire at various dates during the next five years.

     Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential Financial, Inc. and its subsidiary in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material adverse effect on results of operations, cash flows or financial position of the Company.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2009.

REGULATION AND COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     . These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     . The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

     . In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     . In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     . For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     . Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     . These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit ("Third Circuit") issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's summary judgment motions, remanded the cases to the trial court for additional discovery, and directed that the cases be reassigned to another trial court judge.

     . A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's motion to dismiss the case, remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, if any, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2007 and 2008 federal income tax returns. The IRS has completed its examination of the Allstate Group's federal income tax returns filed for 2005-2006 and the case is under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits at December 31, 2009 or 2008, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

($ IN MILLIONS)                            2009    2008
                                          -----   ------
DEFERRED ASSETS
Unrealized net capital losses             $ 422   $1,254
Life and annuity reserves                   309      306
Difference in tax bases of investments       31      381
Net operating loss carryforward              --      208
Other assets                                 34       43
                                          -----   ------
   Total deferred assets                    796    2,192
Valuation allowance                          --       (9)
                                          -----   ------
   Net deferred assets                      796    2,183
DEFERRED LIABILITIES
DAC                                        (569)    (790)
Other liabilities                           (24)     (11)
                                          -----   ------
   Total deferred liabilities              (593)    (801)
                                          -----   ------
      Net deferred asset                  $ 203   $1,382
                                          =====   ======

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. The valuation allowance for deferred tax assets decreased by $9 million in 2009.

     The components of income tax (benefit) expense for the years ended December 31 are as follows:

($ IN MILLIONS)                                    2009    2008   2007
                                                  -----   -----   ----
Current                                           $(426)  $(640)  $111
Deferred (including $208 million tax benefit of
   operating loss carryforward in 2008)             314    (306)    69
                                                  -----   -----   ----
Total income tax (benefit) expense                $(112)  $(946)  $180
                                                  =====   =====   ====

     Income tax benefit for the year ended December 31, 2009 includes expense of $142 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the adoption of new OTTI accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax benefit. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new OTTI accounting guidance.

     The Company received refunds of $515 million and $118 million in 2009 and 2008, respectively and paid income taxes of $68 million in 2007. The Company had a current income tax receivable of $440 million and $529 million at December 31, 2009 and 2008, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                          2009    2008    2007
                                                        -------   -----   ----
Statutory federal income tax rate - (benefit) expense   (35.0)%   (35.0)% 35.0%
Dividends received deduction                             (1.6)     (0.5)  (2.7)
Tax credits                                              (0.5)     (0.2)  (2.3)
Other                                                    (0.7)     (0.2)   0.4
Valuation allowance                                      20.8        --     --
                                                        -------   -----   ----
   Effective income tax rate - (benefit) expense        (17.0)%   (35.9)% 30.4%
                                                        =======   =====   ====

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

     All of the Company's outstanding debt as of December 31, 2009 and 2008 relates to intercompany obligations. These obligations reflect surplus notes due to related parties and are discussed in Note 4 to the consolidated financial statements. The Company paid $14 million, $13 million and $21 million of interest on debt in 2009, 2008 and 2007, respectively.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net (loss) income of ALIC and its insurance subsidiaries for 2009, 2008 and 2007 was $(929) million, $(1.98) billion and $172 million, respectively. Statutory capital and surplus was $3.47 billion and $3.25 billion as of December 31, 2009 and 2008, respectively.

     There are no permitted practices utilized as of December 31, 2009.

     As of December 31, 2008, the commissioner of the Illinois Department of Insurance permitted ALIC to record its market value adjusted annuity assets and liabilities at book value pursuant to the Illinois Insurance Code which provides an alternative from market value accounting with approval of the commissioner. This accounting practice increased statutory capital and surplus by $1.24 billion at December 31, 2008 over what it would have been had the permitted practice not been allowed.

     As of December 31, 2008, the commissioner of the Illinois Department of Insurance permitted ALIC to admit deferred tax assets that were expected to be realized within three years of the balance sheet date limited to 15% of statutory capital and surplus, instead of deferred tax assets that were expected to be realized within one year of the balance sheet date limited to 10% of statutory capital and surplus. This accounting practice increased statutory capital and surplus by $140 million at December 31, 2008 over what it would have been had the permitted practice not been allowed.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. ALIC paid no dividends in 2009 or 2008. During 2010, ALIC will not be able to pay dividends without prior Illinois Department of Insurance approval since it does not have unassigned funds out of which to pay. As of December 31, 2009, ALIC's unassigned funds reflected a deficit position of $486 million.

     Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. The allocated cost to the Company for the pension plans in 2009, 2008 and 2007 was $14 million, $16 million and $24 million, respectively.

     The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with the Corporation's established retirement policy and are continuously insured under the Corporation's group plans or other approved plans in accordance with the plan's participation requirements. The Corporation shares the cost of retiree medical benefits with non Medicare-eligible retirees based on years of service, with the Corporation's share being subject to a 5% limit on annual medical cost inflation after retirement. During 2009, the Corporation decided to change its approach for delivering benefits to Medicare-eligible retirees. The Corporation will no longer offer medical benefits for Medicare-eligible retirees but will instead provide a fixed company contribution (based on years of service and other factors), which is not subject to adjustments for inflation. The allocated cost to the Company was $2 million, $4 million and $6 million for postretirement benefits other than pension plans in 2009, 2008 and 2007, respectively.

     AIC and the Corporation have reserved the right to modify or terminate their benefit plans at any time and for any reason.

ALLSTATE 401(K) SAVINGS PLAN

     Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan. The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The allocated cost to the Company for the 401(k) Savings Plan was $8 million, $6 million and $12 million in 2009, 2008 and 2007, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN MILLIONS)                                2009                         2008                      2007
                                    --------------------------   --------------------------   ---------------------
                                      PRE-              AFTER-     PRE-              AFTER-    PRE-          AFTER-
                                      TAX       TAX      TAX       TAX       TAX      TAX      TAX    TAX     TAX
                                    -------   -------   ------   -------   ------   -------   -----   ----   ------
Unrealized net holding gains
  (losses) arising during the
  period, net of related
  offsets                           $ 2,570   $  (896)  $1,674   $(5,525)  $1,925   $(3,600)  $(492)  $172    $(320)
Less: reclassification
  adjustment of realized
  capital gains and losses             (346)      121     (225)   (2,072)     725    (1,347)    137    (48)      89
                                    -------   -------   ------   -------   ------   -------   -----   ----    -----
Unrealized net capital gains
  and losses                          2,916    (1,017)   1,899    (3,453)   1,200    (2,253)   (629)   220     (409)
                                    -------   -------   ------   -------   ------   -------   -----   ----    -----
Other comprehensive income (loss)   $ 2,916   $(1,017)  $1,899   $(3,453)  $1,200   $(2,253)  $(629)  $220    $(409)
                                    =======   =======   ======   =======   ======   =======   =====   ====    =====

17.  QUARTERLY RESULTS (UNAUDITED)

($ IN MILLIONS)    FIRST QUARTER   SECOND QUARTER   THIRD QUARTER    FOURTH QUARTER
                  --------------   --------------   -------------   ---------------
                   2009     2008    2009     2008   2009     2008    2009     2008
                  ------   -----   ------   -----   ----    -----   -----   -------
Revenues          $1,139   $ 916   $1,254   $ 362   $865    $ 710   $ 829   $   176
Net loss            (336)   (115)      --    (368)   (57)    (184)   (154)   (1,023)

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       SCHEDULE I - SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2009

                                                                                             AMOUNT AT
                                                                                               WHICH
                                                                        COST/                 SHOWN IN
                                                                      AMORTIZED     FAIR    THE BALANCE
($ IN MILLIONS)                                                          COST      VALUE       SHEET
                                                                      ---------   -------   -----------
Type of investment
------------------
Fixed Maturities:
   Bonds:
      United States government, government agencies and
       authorities ................................................    $ 3,426    $ 3,581    $ 3,581
      States, municipalities and political subdivisions ...........      5,578      5,109      5,109
      Foreign governments .........................................      1,906      2,153      2,153
      Public utilities ............................................      5,369      5,569      5,569
      Convertibles and bonds with warrants attached ...............        775        768        768
      All other corporate bonds ...................................     21,171     21,203     21,203
   Asset-backed securities ........................................      2,616      2,127      2,127
   Residential mortgage-backed securities .........................      5,596      4,666      4,666
   Commercial mortgage-backed securities ..........................      3,390      2,468      2,468
   Redeemable preferred stocks ....................................         15         14         14
                                                                       -------    -------    -------
      Total fixed maturities ......................................     49,842    $47,658     47,658
                                                                                  =======
Equity Securities:
   Common Stocks:
      Public utilities ............................................          1    $     1          1
      Banks, trusts and insurance companies .......................         11         15         15
      Industrial, miscellaneous and all other .....................        126        151        151
   Non-redeemable preferred stocks ................................         21         16         16
                                                                       -------    -------    -------
      Total equity securities .....................................        159    $   183        183
                                                                                  =======
Mortgage loans on real estate .....................................      7,780    $ 6,220      7,780
                                                                                  =======
Real estate acquired in satisfaction of debt ......................         10                    10
Policy loans ......................................................        823                   823
Derivative instruments ............................................        431    $   429        429
                                                                                  =======
Limited partnership interests .....................................      1,028                 1,028
Other long-term investments .......................................        637                   637
Short-term investments ............................................      1,669    $ 1,669      1,669
                                                                                  =======
                                                                       -------               -------
      Total investments ...........................................    $62,379               $60,217
                                                                       =======               =======

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE

                                                                                            PERCENTAGE
                                                                                             OF AMOUNT
                                                     CEDED TO        ASSUMED                  ASSUMED
                                         GROSS        OTHER         FROM OTHER      NET          TO
($ IN MILLIONS)                         AMOUNT    COMPANIES/(1)/    COMPANIES     AMOUNT        NET
                                       --------   --------------    ----------   --------   ----------
YEAR ENDED DECEMBER 31, 2009
----------------------------
Life insurance in force .............  $509,750     $251,894         $22,849    $280,705       8.1%
Premiums and contract charges:
Life insurance.......................  $  2,039     $    669         $    71    $  1,441       4.9%
Accident-health insurance............       176          137              53          92      57.6%
                                       --------     --------         -------    --------
Total premiums and contract
charges .............................  $  2,215     $    806         $   124    $  1,533       8.1%
                                       ========     ========         =======    ========
YEAR ENDED DECEMBER 31, 2008
----------------------------
Life insurance in force..............  $505,372     $249,644         $22,853    $278,581       8.2%
Premiums and contract charges:
Life insurance.......................  $  2,096     $    733         $    48    $  1,411       3.4%
Accident-health insurance............       179          141              47          85      55.3%
                                       --------     --------         -------    --------
Total premiums and contract charges..  $  2,275     $    874         $    95    $  1,496       6.4%
                                       ========     ========         =======    ========
YEAR ENDED DECEMBER 31, 2007
----------------------------
Life insurance in force..............  $490,484     $244,827         $11,490    $257,147       4.5%
Premiums and contract charges:
Life insurance.......................  $  2,168     $    804         $    42    $  1,406       3.0%
Accident-health insurance............       174          136              --          38        --%
                                       --------     --------         -------    --------
Total premiums and contract charges..  $  2,342     $    940         $    42    $  1,444       2.9%
                                       ========     ========         =======    ========

----------
/(1)/ No reinsurance or coinsurance income was netted against premium ceded in 2009, 2008 or 2007.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ IN MILLIONS)                                                        ADDITIONS
                                                                  -------------------
                                                                   CHARGED
                                                      BALANCE AT  TO COSTS                          BALANCE
                                                       BEGINNING     AND      OTHER                 AT END
DESCRIPTION                                            OF PERIOD  EXPENSES  ADDITIONS  DEDUCTIONS  OF PERIOD
-----------                                           ----------  --------  ---------  ----------  ---------
YEAR ENDED DECEMBER 31, 2009
----------------------------
Allowance for deferred tax assets ..................      $ 9       $137       $--       $(146)       $--
Allowance for estimated losses on mortgage loans....        3         96        --           5         94

YEAR ENDED DECEMBER 31, 2008
----------------------------
Allowance for deferred tax assets ..................      $--       $ --       $ 9       $  --        $ 9
Allowance for estimated losses on mortgage loans....       --          3        --          --          3

YEAR ENDED DECEMBER 31, 2007
----------------------------
Allowance for deferred tax assets ..................      $--       $ --       $--       $  --        $--
Allowance for estimated losses on mortgage loans....       --         --        --          --         --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, Illinois

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2009 and 2008, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2009. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities in 2009.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 12, 2010

                                    PART C
                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial Statements and financial statement schedules of Allstate Life Insurance Company ("Allstate" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts ("Separate Account"), are filed in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to the initial filing of Depositor's Form N-4 registration statement (File
        No. 333-72017) dated February 9, 1999.)

(1)(b) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114560) dated April 16, 2004.)

(2)     Not Applicable

(3)(a) Underwriting Agreement with ALFS, Inc. (Formerly known as Allstate Life Financial Services, Inc.)(Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 16, 1999.)

(3)(b) Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No.1 to Depositor's Form N-4 registration statement (File No. 333-31288) dated April 27, 2000.)

(4)(a) Form of Putnam Allstate Advisor Plus Contract (Incorporated herein by reference to Post-Effective Amendment No. 2 to Depositor's Form N-4 registration statement (File No. 333-72017) dated December 9, 1999.)

(4)(b) Form of Earnings Protection Death Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 4 to Depositor's Form N-4 registration statement (File No. 333-96115) dated February 2, 2001.)

(4)(c) Form of Death Benefit Change Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-96115) dated April 30, 2002.)

(4)(d) Form of Amendatory Endorsement to add 5 and 7 Year Guarantee Periods to Standard Fixed Account (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-96115) dated April 30, 2002.)

(4)(e) Form of Putnam Allstate Advisor Plus Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(f)  Form of Putnam Allstate Advisor Plus Contract--non-MVA version (Series
        II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(g) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series II) (Incorporated herein by reference to Post-Effective Amendment No.8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(h) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No.8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(i) Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(j) Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(k) Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(l) Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(m) Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(n)  Form of Amendatory Endorsement for Charitable Remainder Trust (Series
        II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(o) Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(p) Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(q) Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to the Post-Effective Amendment #13 to Depositor's Form N-4 registration statement (File No. 333-96115) dated December 19, 2003.)

(4)(r) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114560) dated December 29, 2004.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114560) dated December 29, 2004.)

(4)(t) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File
        No. 333-114560) dated December 29, 2004.)

(4)(u) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114560) dated April 18, 2006.)

(4)(v) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114560) dated April 18, 2006.)

(5)(a) Form of Putnam Allstate Advisor Plus application for a Contract (Incorporated herein by reference to Post-Effective Amendment No. 2 to Depositor's Form N-4 registration statement (File No. 333-72017) dated December 9, 1999.)

(5)(b)  Form of Application for Putnam Allstate Advisor Plus Contracts (Series
        II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(5)(c) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to the Post-Effective Amendment No. 13 to Depositor's Form N-4 registration statement (File No. 333-96115) dated December 19, 2003.)

(5)(d) Form of Applications for Allstate Advisor Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114560) dated September 14, 2004.)

(5)(e) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114560) dated December 29, 2004.)

(5)(f) Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-114560) dated April 25, 2005.)

(5)(g) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114560) dated April 18, 2006.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 6 to Depositor's Form N-4 registration statement (File No. 333-96115) dated April 19, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.)

(8)(a) Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Form N-4 registration statement (File No. 333-96115) dated February 3, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated
        September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated
        September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated September 23, 2002.)

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(j) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(k) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114560) dated September 14, 2004.)

(9)(a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Form N-4 Registration Statement (File No. 333-96115) dated February 3, 2000.)

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 2 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated June 19, 2000.)

(9)(c) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated September 26, 2000.)

(9)(d) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 4 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated February 2, 2001.)

(9)(e) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated September 23, 2002.)

(9)(f) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated April 22, 2003.)

(9)(g) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 13 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated December 19, 2003).

(9)(h) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114562) dated April 16, 2004.)

(9)(i) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114560) dated September 14, 2004.)

(9)(j) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114560) dated December 29, 2004.)

(9)(k) Opinion of Susan L. Lees, Director, Senior Vice President, General Counsel and Secretary regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-114560 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(99) Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Matthew S. Easley, Judith P. Greffin, Mark R. LaNeve, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi, Thomas Joseph Wilson and Matthew E. Winter. Filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
David A. Bird                           Director and Senior Vice President

Michael B. Boyle                        Director and Senior Vice President

Don Civgin                              Director

Matthew S. Easley                       Director and Vice President

Judith P. Greffin                       Director, Senior Vice President and
                                        Chief Investment Officer

Mark R. LaNeve                          Director

Susan L. Lees                           Director, Senior Vice President,
                                        General Counsel and Secretary

Samuel H. Pilch                         Director, Group Vice President and
                                        Controller

John C. Pintozzi                        Director, Senior Vice President and
                                        Chief Financial Officer

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director, President and Chief
                                        Executive Officer

Robert K. Becker                        Senior Vice President

Thomas W. Evans                         Senior Vice President and Chief
                                        Marketing Officer

Mark A. Green                           Senior Vice President

Richard C. Crist Jr.                    Vice President and Chief Privacy
                                        Officer

D. Scott Harper                         Vice President

Mary J. McGinn                          Vice President and Assistant Secretary

Steven C. Verney                        Treasurer

Charles C. Baggs                        Assistant Vice President

Darryl L. Baltimore                     Assistant Vice President

James R. Baumstark                      Assistant Vice President

Laura J. Clark                          Assistant Vice President

Errol Cramer                            Assistant Vice President and Appointed
                                        Actuary

Lawrence W. Dahl                        Assistant Vice President

Sarah R. Donahue                        Assistant Vice President

Michael Downing                         Assistant Vice President

Lisa J. Flanary                         Assistant Vice President

Michael H. Haney                        Assistant Vice President

Keith A. Hauschildt                     Assistant Vice President and Chief
                                        Compliance Officer

Atif (A.J.) Ijaz                        Assistant Vice President

Mario Rizzo                             Assistant Vice President and Assistant
                                        Treasurer

Mary Springberg                         Assistant Vice President

Robert E. Transon                       Assistant Vice President

Timothy N. Vander Pas                   Assistant Vice President

Richard Zaharias                        Assistant Vice President

Doris J. Bryant                         Assistant Secretary

Paul N. Kierig                          Assistant Secretary

Dean M. Way                             Illustration Actuary

The principal business address of Mr. Bird, Ms. Clark and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl and Mr. Way is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 25, 2010 (File#001-11840).

27.NUMBER OF CONTRACT OWNERS

Putnam Allstate Advisor Plus Contracts:

As of February 28, 2010, there were 4,378 contracts.

Allstate Advisor Plus Contracts:

As of February 28, 2010, there were 4,783 contracts.

28.INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.
Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter, serves as principal underwriter to the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

29B. PRINCIPAL UNDERWRITEER

The directors and officers of Allstate Distributors, the principal underwriter for the Separate Account are as follows:

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 ------------------------------------    --------------------------------------
 Robert K. Becker                        Chairman of the Board and Chief
                                         Executive Officer
 Matthew E. Winter                       Manager
 D. Scott Harper                         Vice President
 Lisa J. Flanary                         Manager
 Susan L. Lees                           Manager and Assistant Secretary
 Timothy N. Vander Pas                   Manager and President
 Richard C. Crist, Jr.                   Vice President and Chief Privacy
                                         Officer
 Sarah R. Donahue                        Vice President
 Allen R. Reed                           Vice President, General Counsel and
                                         Secretary
 William D. Webb                         Treasurer
 Dana Goldstein                          Chief Compliance Officer
 DeeAnne Asplin                          Assistant Vice President
 Mary J. McGinn                          Assistant Secretary
 Mario Rizzo                             Assistant Treasurer
 Steven C. Verney                        Assistant Treasurer

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

29C. COMPENSATION OF PRINCIPAL UNDERWRITER

Allstate Distributors

None

30.LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.MANAGEMENT SERVICES

None.

32.UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33.REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34.REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contract includes innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 14th day of April, 2010.


                                      ALLSTATE FINANCIAL ADVISORS
                                           SEPARATE ACCOUNT I
                                              (REGISTRANT)

                                    ALLSTATE LIFE INSURANCE COMPANY
                                              (DEPOSITOR)

                         By:                  /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                 Senior Vice President, General Counsel and
                                                  Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 14th day of April, 2010.


*/DAVID A. BIRD      Director and Senior Vice President
--------------------
David A. Bird

*/MICHAEL B. BOYLE   Director and Senior Vice President
--------------------
Michael B. Boyle

*/DON CIVGIN         Director
--------------------
Don Civgin

*/MATTHEW S. EASLEY  Director and Vice President
--------------------
Matthew S. Easley

*/JUDITH P. GREFFIN Director, Senior Vice President and Chief Investment -------------------- Officer
Judith P. Greffin

*/MARK R. LANEVE     Director
--------------------
Mark R. LaNeve

/s/ SUSAN L. LEES    Director, Senior Vice President, General Counsel and
-------------------- Secretary
Susan L. Lees

*/SAMUEL H. PILCH    Director, Group Vice President and Controller
-------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI   Director, Senior Vice President and Chief Financial
-------------------- Officer
John C. Pintozzi     (Principal Financial Officer)

*/THOMAS J. WILSON   Director and Chairman of the Board
--------------------
Thomas J. Wilson

*/MATTHEW E. WINTER Director, President and Chief Executive Officer -------------------- (Principal Executive Officer)
Matthew E. Winter

*/ By: Susan L. Lees, pursuant to Power of Attorney, filed herewith.

                                 Exhibit Index

Exhibit No.  Exhibit
-----------  -----------------------------------------------------------------

    10       Consent of Independent Registered Public Accounting Firm

    99 Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Matthew S. Easley, Judith P. Greffin, Mark R. LaNeve, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi, Thomas J. Wilson and Matthew E. Winter